As filed with the Securities and Exchange Commission on October 26, 2007

1933 Act File No. 333-102943

1940 Act File No. 811-21294

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-effective Amendment No. ___	☐
Post-effective Amendment No. 26	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 27	☒

Munder Series Trust

(Exact Name of Registrant as Specified in Charter)

480 Pierce Street, Birmingham, Michigan	48009
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 438-5789

Stephen J. Shenkenberg

c/o Munder Series Trust

480 Pierce Street

Birmingham, Michigan 48009

(Name and Address of Agent for Service)

Copies to:

Jane A. Kanter, Esquire

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

It is proposed that this filing will become effective (check the appropriate box)

☐ immediately upon filing pursuant to paragraph (b)	☐ on pursuant to paragraph (a)(1)
☒ on October 31, 2007 pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on ____ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for previously filed post-effective amendment.

Munder Asset Allocation Fund—Balanced

PROSPECTUS

October 31, 2007

Save paper and receive this

document electronically.

Sign up for electronic delivery at

www.munderfunds.com/edelivery

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

CLASS A SHARES

(MUBAX)

CLASS B SHARES

(MUBBX)

CLASS C SHARES

(MUBCX)

CLASS K SHARES

(MUBKX)

CLASS R SHARES

(MUBRX)

CLASS Y SHARES

(MUBYX)

Munder Asset Allocation Fund—Balanced

CLASS A, B, C, K, R & Y SHARES

This prospectus describes the goal and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on the Fund’s investment strategies and risks, please read the section entitled “More About the Fund.” Certain terms used in this prospectus are defined in the Glossary. Unless this prospectus expressly provides otherwise, each goal, strategy and policy of the Fund may be changed by action of the Board of Trustees without shareholder approval.

GOAL AND PRINCIPAL

INVESTMENT STRATEGIES

Goal

The Fund’s goal is to provide an attractive investment return through a combination of long-term growth of capital and current income.

Principal Investment Strategies

The Fund pursues its goal by allocating its assets among three asset groups: equity securities, fixed income securities and cash equivalents. The Fund normally will invest at least 30% of its assets in fixed income securities and cash and no more than 70% of its assets in equity securities. Allocations within the specified ranges will vary over time. The Fund will notify shareholders at least 30 days before changing this policy.

The advisor will allocate the Fund’s assets to the three asset groups based on its view of the following factors, among others:

-	general market and economic conditions and trends;
-	interest rates and inflation rates;
-	fiscal and monetary developments; and
-	long-term corporate earnings growth.

The Fund’s equity allocation is further divided into multiple investment styles selected by the advisor, with each style managed independently of one another.

Although each equity style may represent one or more market capitalization segments, there is no limitation on the market capitalization of the companies in which the Fund may invest.

Equity securities are chosen in a manner consistent with the investment style represented. All of the styles focus on financial stability, quality of management and the fundamentals of a company. Growth styles tend to seek companies with above-average and sustainable earnings growth, while value styles tend to seek companies with lower price-to-earnings ratios.

The Fund may invest in equity securities of U.S. and foreign companies. The Fund’s equity securities may include:

-	common stocks (including shares of equity real estate investment trusts);
-	preferred stocks;

1

-	securities convertible into common stocks; and
-	rights and warrants.

Fixed income strategy focuses on analysis of current versus historical interest rate relationships and the relative value of the bond market sectors.

The Fund’s fixed income securities may include:

-	U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government;
-	corporate obligations; and
-	mortgage and other asset-backed securities.

The Fund’s investments may also include, to a lesser extent:

-	U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e. yankee bonds);
-	zero coupon bonds;
-	variable and floating rate securities; and
-	stripped securities.

The Fund will generally purchase fixed income securities that are rated investment grade or better, or if unrated, are of comparable quality, but may invest up to 5% of its assets in lower-rated debt securities. The dollar-weighted average maturity of the Fund’s fixed income securities will generally range between three and ten years.

The Fund’s cash equivalents are short-term, high-quality money market instruments and repurchase agreements and may include:

-	commercial paper;
-	bankers’ acceptances and certificates of deposit;
-	corporate obligations; and
-	U.S. government securities.

The Fund may engage in short-term trading of portfolio securities. The Fund may also enter into futures contracts and credit default swaps. The Fund may invest in exchange traded funds (ETFs) to manage cash.

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund’s portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

-	Stock Market Risk

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

2

-	Stock Selection Risk

In addition to, or in spite of, the impact of movements in the overall stock market, the value of the Fund’s investments may decline if the particular companies in which the Fund invests do not perform well in the market.

-	Real Estate-Related Risk

Investing in the securities of real estate- related companies involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. Adverse economic, business or political developments affecting that industry could have a major effect on the value of the Fund’s investments. Investments in mortgage-backed securities composed of subprime mortgages may be subject to a higher degree of credit risk, valuation risk and liquidity risk. In addition, investments in securities of REITs entail additional risks because REITs depend on specialized management skills, may invest in a limited number of properties and may concentrate in a particular region or property type.

-	Foreign Securities Risk

The Fund’s investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities and can affect the Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund's investment in securities denominated in a foreign currency or may widen existing losses. To the extent that the Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Emerging Market Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, should the Fund invest in emerging market countries, it may be required to establish special custody or other arrangements before investing. In addition, because the securities settlement procedures are less developed in these countries, the

3

Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. The possible establishment of exchange controls or freezes on the convertibility of currency might adversely affect an investment in foreign securities.

Geographic Risk: If the Fund concentrates its investments in issuers located or doing business in any country or region, factors adversely affecting that country or region will affect the Fund’s net asset value more than would be the case if the Fund had made more geographically diverse investments. The economies and financial markets of certain regions, such as Latin America or Asia, can be highly interdependent and decline all at the same time.

Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund’s foreign investments.

Regulatory Risk: Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

-	Credit (or Default) Risk

An issuer of a fixed income security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a fixed income security can also affect its liquidity and make it more difficult for the Fund to sell.

While U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. Certain agencies and instrumentalities are supported only by the right of the issuer to borrow from the U.S. Treasury, while others are supported only by their own credit. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if not required to do so by law.

-	Investment Grade Securities Risk

Many bonds are rated by nationally recognized statistical rating organizations. Securities rated investment grade (such as those rated BBB- or higher by S&P or Fitch or Baa3 or higher by Moody’s) are riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

-	Interest Rate Risk

An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. When interest rates fall, the reverse is true.

4

Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund’s share price will fluctuate in response to interest rate changes.

-	Prepayment Risk

The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as an asset-backed security or mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund’s income, total return and share price. Rates of prepayment, faster or slower than expected, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain types of mortgage-backed securities, such as collateralized mortgage obligations, may be more volatile and less liquid than other types.

-	Derivatives Risk

The Fund may suffer a loss from its use of futures contracts, which are forms of derivatives. The primary risk with futures is that small price movements can result in substantial gains or losses. Investments in derivatives also entail exposure to the credit risk of the derivative’s counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

-	ETF Risk

ETFs are investment companies that are bought and sold on a securities exchange. When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses. The risk of owning an ETF generally reflects the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

-	Short-Term Trading Risk

Short-term trading may result in increased portfolio turnover. A high portfolio turnover rate (100% or more) could produce trading costs and taxable distributions, which would detract from the Fund’s performance.

5

PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund’s performance for each of the last 10 calendar years. The table shows how the Fund’s average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index and another selected index.

The annual returns in the bar chart are for the Fund’s oldest class of shares, Class Y shares. Class A, Class B, Class C, Class K and Class R shares, net of applicable sales charges, will have annual returns similar to those of the Class Y shares because all of the classes of shares are invested in the same portfolio of securities and have the same portfolio management. Because each class of shares has different sales charges, distribution fees and/or service fees, and expenses, the performance of each class will differ. Please see the section entitled “Fees and Expenses.”

When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Munder Asset Allocation Fund—Balanced CLASS Y

TOTAL RETURN (%)

per calendar year

YTD through 9/30/07:	9.65%

Best Quarter:	18.54%	(quarter ended 3/31/00)
Worst Quarter:	(9.55)%	(quarter ended 9/30/98)

AVERAGE ANNUAL RETURNS

for periods ended December 31, 2006

	1 Year %	5 Years %	10 Years %	Since Inception %(1)
CLASS Y
Return Before Taxes	10.50	6.77	9.19	9.19
Return After Taxes on Distributions	9.60	6.34	6.81	7.08
Return After Taxes on Distributions and Sale of Fund Shares	7.28	5.66	6.66	6.87
Russell 3000 Index(2) (reflects no deductions for fees, expenses or taxes)	15.72	7.17	8.64	10.75
Russell 3000/Lehman Blended Index(2) (reflects no deductions for fees, expenses or taxes)	10.97	6.36	7.84	9.01

6

	1 Year %	5 Years %	10 Years %	Since Inception %(1)
CLASS A
Return Before Taxes	4.23	5.30	8.35	8.66
Russell 3000 Index(2) (reflects no deductions for fees, expenses or taxes)	15.72	7.17	8.64	11.04
Russell 3000/Lehman Blended Index(2) (reflects no deductions for fees, expenses or taxes)	10.97	6.36	7.84	9.17
CLASS B
Return Before Taxes	4.45	5.39	8.29	9.52
Russell 3000 Index(2) (reflects no deductions for fees, expenses or taxes)	15.72	7.17	8.64	11.73
Russell 3000/Lehman Blended Index(2) (reflects no deductions for fees, expenses or taxes)	10.97	6.36	7.84	9.79
CLASS C
Return Before Taxes	8.41	5.71	8.14	8.43
Russell 3000 Index(2) (reflects no deductions for fees, expenses or taxes)	15.72	7.17	8.64	9.57
Russell 3000/Lehman Blended Index(2) (reflects no deductions for fees, expenses or taxes)	10.97	6.36	7.84	8.30
CLASS K
Return Before Taxes	10.22	6.51	8.90	8.95
Russell 3000 Index(2) (reflects no deductions for fees, expenses or taxes)	15.72	7.17	8.64	11.04
Russell 3000/Lehman Blended Index(2) (reflects no deductions for fees, expenses or taxes)	10.97	6.36	7.84	9.17
CLASS R
Return Before Taxes	9.98	—	—	11.00
Russell 3000 Index(2) (reflects no deductions for fees, expenses or taxes)	15.72	—	—	14.23
Russell 3000/Lehman Blended Index(2) (reflects no deductions for fees, expenses or taxes)	10.97	—	—	9.81

(1)	The inception dates for the Class Y, Class A, Class B, Class C, Class K and Class R shares are 4/13/93, 4/30/93, 6/21/94, 1/24/96, 4/16/93 and 7/29/04, respectively. The index returns from inception for Class Y, Class A, Class B, Class C, Class K and Class R shares are from 4/1/93, 5/1/93, 7/1/94, 2/1/96, 5/1/93 and 8/1/04, respectively.
(2)	The Russell 3000 Index is an unmanaged index that represents approximately 98% of the U.S. equity market. The Russell 3000/Lehman Blended Index is a blended index of 60% Russell 3000 Index and 40% Lehman Brothers Intermediate Government/Credit Index. The Lehman Brothers Intermediate Government/Credit Index is a weighted composite of maturities between one and ten years in (i) the Lehman Brothers Government Bond Index, which is made up of publicly issued, fixed-rate non-convertible debt of the U.S. Treasury, U.S. government agencies, or quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. government, and (ii) the Lehman Brothers Credit Index, which is made up of publicly issued, fixed-rate, non-convertible, investment-grade U.S. corporate and specified foreign debentures and secured notes, including U.S. and non-U.S. industrial, utility and finance bonds, and sovereign, supranational, and non-U.S. agency and government debt securities.

Average annual returns reflect the imposition of the maximum front-end or contingent deferred sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of

7

Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class Y shares. The after-tax returns for the Class A, Class B, Class C, Class K and Class R shares will vary from those shown for the Class Y shares because, as noted above and set forth below in the section entitled “Fees and Expenses,” each class of shares has different sales charges, distribution fees and/or service fees, and expenses.

Historical information regarding the Fund, including prior names and benchmarks, is included in the Fund’s Statement of Additional Information.

8

FEES & EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

SHAREHOLDER FEES paid directly from your investment	Class A Shares		Class B Shares		Class C Shares		Class K Shares		Class R Shares		Class Y Shares
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)	5.5%	(a)	None		None		None		None		None
Maximum Contingent Deferred Sales Charge (CDSC) as a % of the lesser of original purchase price or redemption proceeds)	None	(b)	5%	(c)	1%	(d)	None		None		None
Maximum Sales Charge (load) imposed on reinvested dividends	None		None		None		None		None		None
Redemption Fees	2%	(e)	2%	(e)	2%	(e)	2%	(e)	2%	(e)	2%	(e)
Exchange Fees	None		None		None		None		None		None

ANNUAL FUND OPERATING EXPENSES paid from Fund assets (as a % of net assets)	Class A Shares		Class B Shares		Class C Shares		Class K Shares		Class R Shares		Class Y Shares
Management Fees	0.65%		0.65%		0.65%		0.65%		0.65%		0.65%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		1.00%		0.00%		0.50%	(f)	0.00%
Non-12b-1 Service Plan Fees	0.00%		0.00%		0.00%		0.25%		0.00%		0.00%
Other Expenses	0.64%		0.63%		0.63%		0.63%		0.63%		0.63%
Acquired Fund Fees and Expenses(g)	0.02%		0.02%		0.02%		0.02%		0.02%		0.02%

Total Annual Fund Operating Expenses including Acquired Fund Fees and Expenses(h)	1.56%		2.30%		2.30%		1.55%		1.80%		1.30%

(a)	The sales charge declines as the amount invested increases.
(b)	A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. If you redeem within one year of purchase Class A shares that were purchased with no initial sales charge as part of an investment of $1 million or more, a 1% CDSC may apply upon redemption.
(c)	The CDSC applies to redemptions of Class B shares within six years of purchase and declines over time.
(d)	The CDSC applies to redemptions of Class C shares within one year of purchase.
(e)	A short-term trading fee of 2% may be assessed on redemptions within 30 days of purchase. The short-term trading fee will not be assessed on accounts that are redeemed within the 30-day period because they do not meet the applicable account minimum or because the Fund is unable to verify an account holder’s identify within a reasonable time after the account is opened.
(f)	The Fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class R shares that allows the Fund to use up to 1.00% of the average daily net assets attributable to its Class R shares of the Fund to pay distribution and other fees in connection with the sale of its Class R shares. However, under the Fund’s Distribution Agreement, such fees are limited to payments at an annual rate equal to 0.50% of the average daily net assets of the Fund attributable to its Class R Shares.
(g)	Acquired Fund Fees and Expenses reflect the pro-rata portion of the fees and expenses charged by any underlying funds in which the Fund may invest, including money market funds and ETFs.
(h)	Excluding Acquired Fund Fees and Expenses, Total Annual Operating Expenses of the Fund’s Class A, Class B, Class C, Class K, Class R and Class Y shares are 1.54%, 2.28%,2.28%,1.53%,1.78% and 1.28%, respectively.

9

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A Shares	Class B Shares*		Class B Shares**		Class C Shares*	Class C Shares**	Class K Shares	Class R Shares	Class Y Shares
1 Year	$700	$733		$233		$333	$233	$158	$183	$132
3 Years	$1,016	$1,018		$718		$718	$718	$490	$566	$412
5 Years	$1,353	$1,430		$1,230		$1,230	$1,230	$845	$975	$713
10 Years	$2,304	$2,450	***	$2,450	***	$2,636	$2,636	$1,845	$2,116	$1,568

*	Assumes you sold your shares at the end of the time period.
**	Assumes you stayed in the Fund.
***	Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) of the Fund on the first business day of the month following the eighth anniversary of the issuance.

10

GLOSSARY

The Glossary explains certain terms used throughout this prospectus.

Convertible Securities are bonds or preferred stocks that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer the Fund a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

Depositary Receipts are U.S. dollar-denominated receipts representing shares of foreign-based corporations and Depositary Shares are shares issued under a deposit agreement representing shares of foreign-based corporations. American Depositary Receipts (ADRs) and American Depositary Shares (ADSs) are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out of the underlying foreign assets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are issued by European financial institutions. New York Registered Shares (NYRs), also known as Guilder Shares since most of the issuing companies are Dutch, are dollar-denominated certificates issued by foreign companies specifically for the U.S. market.

Equity Securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or may be unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Fixed Income or Debt Securities are securities that pay interest at set times at either fixed, floating or variable rates, or which are issued at a discount to their principal amount instead of making periodic interest payments. Fixed income securities include corporate bonds, debentures and other similar corporate debt instruments, zero coupon bonds and variable amount master demand notes.

Foreign Securities include direct investments in non-U.S. dollar-denominated securities that are traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers that are traded in the U.S. Foreign securities also include indirect investments such as ADRs, ADSs, EDRs and GDRs. Foreign securities also include yankee bonds, which are U.S. dollar-denominated bonds issued in the U.S. by foreign banks and corporations or their domestic affiliates.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers’ acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. government securities.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

11

NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS

In determining the rating of an investment, the Fund may rely on credit ratings issued by credit rating agencies registered with the SEC as nationally recognized statistical rating organizations (NRSROs). The following rating agencies are NRSROs:

Moody’s Investor Service, Inc. (Moody’s)

Fitch Ratings, Inc. (Fitch)

Standard & Poor’s Rating Services (S&P)

MORE ABOUT THE FUND

The following sections provide additional information about some of the Fund’s principal investment strategies and risks and describe certain other applicable investment strategies and risks of the Fund. The Fund may use other techniques and invest in other securities and is subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Fund’s principal investment strategies and principal risks please read the sections entitled “Goal and Principal Investment Strategies” and “Principal Risks” beginning on page 1 of this prospectus.

FURTHER INFORMATION

REGARDING THE FUND’S

PRINCIPAL INVESTMENT

STRATEGIES AND RISKS

ASSET-BACKED SECURITIES

Asset-backed securities are debt securities backed by mortgages, installment sales contracts and credit card receivables or other assets. The securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. In effect, these securities “pass through” the monthly payments that individual borrowers make on their mortgage or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). Some of these securities are issued in multiple classes with each class having its own interest rate and/or final payment date.

-	Investment Strategy

The Fund may invest a portion of its assets in asset-backed securities.

-	Special Risks

In addition to credit and market risk, asset-backed securities may involve prepayment risk if the underlying assets (loans) may be prepaid at any time. The value of asset-backed securities may also change because of actual or perceived changes in the credit worthiness of the originator, the servicing agent, the financial institution providing the credit support, or the counterparty.

12

Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non- mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral.

DERIVATIVES

Derivative instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, interest rate swaps, credit default swaps and forward currency exchange contracts.

-	Investment Strategy

The Fund may, but is not required to, use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another), for managing certain risks (such as yield curve exposure, interest rate risk or credit risk), for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. Hedging may relate to a specific investment, a group of investments, or a Fund’s portfolio as a whole. The Fund will not use derivatives for speculative purposes (taking a position to possibly increase return).

There can be no assurance that the Fund will use derivatives to hedge any particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful.

-	Special Risks

The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

13

FOREIGN SECURITIES

Foreign securities include direct investments in non-U.S. dollar-denominated securities that are traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers that are traded in the U.S. Foreign securities also include indirect investments such as ADRs, ADSs, EDRs and GDRs. Foreign securities also include yankee bonds, which are U.S. dollar-denominated bonds issued in the U.S. by foreign banks and corporations.

-	Investment Strategy

The Fund may invest up to 25% of its total assets in foreign securities.

OTHER INVESTMENT

STRATEGIES AND RISKS

INVESTMENT GRADE CREDIT RATINGS

A security is considered investment grade if, at the time of purchase, it is rated:

•	BBB- or higher by S&P;
•	Baa3 or higher by Moody’s; or
•	BBB- or higher by Fitch.

Whether or not a security is investment grade will be determined based on the ratings given by the NRSROs consulted by the Advisor. If more than two agencies have rated the security, the median rating will be used. If only two agencies have rated the security, the lower rating will be used. If a single agency has rated the security, that rating will be used.

-	Investment Strategy

Fixed income and convertible securities purchased by the Fund will generally be rated at least investment grade, except that the Fund may also invest in unrated securities if the advisor believes they are comparable in quality.

-	Special Risks

Although securities rated BBB- by S&P or Fitch, or Baa3 by Moody’s are considered investment grade, they have certain speculative characteristics. Therefore, they may be subject to a higher risk of default than obligations with higher ratings. Subsequent to its purchase by the Fund, an unrated security may be rated, a rated security may cease to be rated or a rated security’s rating may be reduced. The advisor will consider such an event in determining whether the Fund should continue to hold the security.

U.S. GOVERNMENT SECURITIES

U.S. government securities may be backed by the full faith and credit of the U.S. Treasury, by the right to borrow from the U.S. Treasury, or by the agency or instrumentality issuing or guaranteeing the security. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if it is not obligated to do so by law. U.S. government securities include mortgage-backed securities that are issued by agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association.

BORROWING

-	Investment Strategy

The Fund may borrow from banks in an amount up to 33 1/ 3% of the Fund’s assets, including the amount borrowed. The Fund may also issue a note

14

evidencing a temporary loan (i.e., one that must be repaid within 60 days), as long as it does not exceed 5% of the Fund’s total assets.

-	Special Risks

Borrowings by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund’s net asset value will decline in value by proportionately more than the decline in value of the securities.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, the Fund may realize additional income gains or losses.

-	Investment Strategy

The Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 33 1/3% of the value of the Fund’s total assets (including the loan collateral).

-	Special Risks

The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

STRIPPED SECURITIES

These securities are issued by the U.S. government (or an agency or instrumentality), foreign governments or banks and other financial institutions. They entitle the holder to receive either interest payments or principal payments that have been “stripped” from a debt obligation. These obligations include participations in trusts that hold U.S. Treasury or agency securities.

-	Special Risks

Stripped securities may be sensitive to changes in interest rates and to the rate of principal repayments. A rapid or unexpected increase in mortgage prepayments could severely depress the price of certain stripped mortgage- backed securities and adversely affect the Fund’s total returns.

TEMPORARY AND DEFENSIVE INVESTING

The Fund may invest all or any portion of its assets in short-term obligations, such as U.S. government obligations, high-quality money market instruments, repurchase agreements with maturities of 13 months or less and exchange-traded funds.

-	Investment Strategy

The Fund may invest in short-term obligations, pending investment, in order to meet redemption requests or as a defensive measure in response to adverse market or economic conditions.

-	Special Risks

The Fund may not achieve its investment objective when its assets are invested in short-term obligations.

VARIABLE AND FLOATING RATE INSTRUMENTS

Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These instruments include variable amount master demand notes.

-	Special Risks

As in the case of all fixed income securities, variable and floating rate instruments are subject to credit risk and interest rate risk.

15

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS

A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

-	Special Risks

Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the counterparty may fail to deliver the security or cash on the settlement date.

ZERO COUPON BONDS

These are securities issued at a discount from their face value because interest payments are typically postponed until maturity.

-	Special Risks

The market prices of zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Fund’s investments in zero coupon bonds may require the Fund to sell some of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

16

PUBLICATION OF

PORTFOLIO HOLDINGS

The Fund publishes a complete list of its portfolio holdings as of the end of each calendar month not earlier than 30 days after the end of such month on the Munder Funds website (www.munder.com) under the “All Holdings” link on the Fund’s Profile Page. The three most recent previously published month-end portfolio holdings lists can be accessed through the “Historical All Holdings” link on the Fund’s Profile Page. The Fund may also publish other information on the Fund’s Profile Page relating to its portfolio holdings (e.g., top ten holdings, sector information and other portfolio characteristic data) as of the end of the calendar month not earlier than 15 days after the end of such month. A description of the Fund’s policies and procedures with respect to the disclosure of information regarding the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

YOUR INVESTMENT

PURCHASING SHARES

You may purchase Class A shares of the Fund at the net asset value (NAV) next determined after your purchase order is received in proper form, plus any applicable sales charge.

You may purchase Class B, Class C, Class K, Class R or Class Y shares of the Fund at the NAV next determined after your purchase order is received in proper form.

Class B, Class K, Class R and Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding eligibility requirements.

Broker-dealers or financial intermediaries (other than the Fund’s distributor) may charge you additional fees for shares you purchase through them.

For information regarding policies and procedures associated with purchasing shares of the Fund, including minimum investment requirements, please see the Shareholder Guide.

EXCHANGING SHARES

You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs.

For information regarding policies and procedures associated with exchanging shares, please see the Shareholder Guide.

REDEEMING SHARES

You may redeem shares at the NAV next determined after your redemption request is received in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC) and/or short-term trading fee.

For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the Shareholder Guide.

17

SHARE CLASS SELECTION

The Fund offers Class A, Class B, Class C, Class K, Class R and Class Y shares through this prospectus. A summary comparison of the various classes appears in the table below. Please see the Shareholder Guide for more information regarding each class of shares.

Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase, the intended length of your investment and your eligibility to purchase those shares. In estimating the costs of investing in a particular class of shares, you should consider both ongoing annual expenses, including applicable Rule 12b-1 distribution and service fees and/or other service fees as described in the section entitled “Distribution and Service Fees,” and any initial sales charge or CDSC.

Class A Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement or education savings plan.

Initial Sales Charge	Up to 5.50% (reduced for purchases of $25,000 or more, and eliminated for purchases of $1 million or more and certain categories of investors).

Contingent Deferred Sales Charge	None (except that a 1.00% charge applies on certain redemptions made within one year of a $1 million investment for which no sales charge was paid).

Distribution and/or Service Fees	Rule 12b-1 fees of 0.25% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	None

Conversion Feature	None
Class B Shares

Purchase Availability	Available to a limited group of investors for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge	Starts at 5.00% and declines to 0% six years after purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	$50,000

Conversion Feature	Automatic conversion to Class A shares on the first business day of the month following the eighth anniversary of issuance, reducing future annual expenses.*

18

Class C Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge	1.00% on redemptions made within one year of purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	$1 million

Conversion Feature	None
Class K Shares
Purchase Availability	Available only through selected financial institutions. Not available for direct investment in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Service fees of 0.25% annually.

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	None

*	Please see the Statement of Additional Information for information regarding the conversion feature for Class B shares purchased prior to June 16, 2003.

Class R Shares
Purchase Availability	May only be purchased through employer-sponsored retirement plans or other similar programs through which group-level investments are made in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Rule 12b-1 fees of 0.50% annually.

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	None

19

Class Y Shares
Purchase Availability	Available only to institutional investors, investors purchasing through financial intermediaries, investors purchasing through retirement plans that meet certain conditions, and investors with specific relationships with Munder Capital Management or the Munder Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	None

Initial Purchase Minimum	$1 million (reduced or eliminated for certain categories of investors).

Purchase Maximum	None

Conversion Feature	None

APPLICABLE SALES CHARGES

Access to the following information is available through the Munder Funds website at www.munder.com under the “Sales Charges and Fees” link on the Fund’s Profile Page.

FRONT-END SALES CHARGE - CLASS A SHARES

You can purchase Class A shares at the offering price, which is the NAV plus an initial sales charge. Shares purchased through reinvestment of distributions are not subject to a sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are as follows:

	Sales Charge* as a Percentage of
	Offering Price %		Net Amount Invested %
Less than $25,000	5.50		5.82
$25,000 but less than $50,000	5.25		5.54
$50,000 but less than $100,000	4.50		4.71
$100,000 but less than $250,000	3.50		3.63
$250,000 but less than $500,000	2.50		2.56
$500,000 but less than $1,000,000	1.50		1.52
$1,000,000 or more	None	**	None	**

*	Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.
**	No initial sales charge applies on investments of $1 million or more; however, a CDSC of 1% is imposed on certain redemptions within one year of purchase.

20

SALES CHARGE WAIVERS AND REDUCTIONS - CLASS A SHARES

General

We will waive the initial sales charge on Class A shares for the following types of purchasers:

1.    investors that have an investment account with the Fund’s investment advisor;

2.    full-time employees and retired employees of the Fund’s investment advisor or its affiliates, employees of the Fund’s service providers, and immediate family members of the foregoing persons;

3.    registered broker-dealers, financial intermediaries, or their agents that have entered into selling agreements with the Fund’s distributor, if the shares are (a) purchased for their own accounts, (b) purchased for retirement plans of their employees or (c) sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;

4.    qualified employee benefit plans, employer-sponsored retirement plans and other employer-sponsored plans or accounts that meet certain criteria established by the Funds;

5.    individuals who reinvest distributions from a qualified retirement plan managed by the Fund’s investment advisor;

6.    individuals who reinvest the proceeds of redemptions from Class K or Class Y shares of another Munder Fund within 60 days of redemption;

7.    banks, trust companies and other financial institutions that trade for the accounts of their clients through the NSCC’s Trust Fund/SERV system;

8.    fee-based financial intermediaries or employee benefit plan consultants acting for the accounts of their clients; and

9.    qualified education savings plans established in accordance with Section 529 of the Internal Revenue Code.

You should inform the Funds or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies. The Funds or your broker or other financial intermediary may request additional information in order to verify your eligibility for the waiver.

For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions

You may qualify for reduced sales charges in the following cases:

Letter of Intent

If, over a 13-month period, you intend to purchase Class A shares of one or more Munder Funds that, in the aggregate, will total over $25,000, we will apply a sales charge to each of your purchases based on the aggregate level of investment. Sales charge reductions for Equity Funds (except the Index 500 Fund) begin when aggregate investments exceed $25,000. For the Index 500 Fund and all other Munder Funds, sales charge reductions begin when aggregate investments exceed $100,000.

To qualify, you must complete the Letter of Intent section of your Account Application or contact your broker or financial intermediary. By doing so, you indicate your non-binding intent to invest a certain amount over a 13-month period. Any sales charge on Class A shares you purchase during the 13 months will then be based on the total

21

amount specified in your Letter of Intent. You can apply the market value of any class of shares of non-money market Munder Funds you own at the time you establish your Letter of Intent toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid on purchasing any such eligible shares). You should inform the Funds that you have a Letter of Intent each time you make an investment.

Although you are not obligated to purchase the amount specified in your Letter of Intent, if you purchase less than the amount specified, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made.

Right of Accumulation

For purposes of calculating the sales charge applicable at the time of a Class A shares purchase, an individual shareholder may combine certain holdings and purchases, as described below. You may add to the amount of your purchase the market value of any class of shares of non-money market Munder Funds (regardless of the amount of any sales charge paid on such shares) already owned by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. When calculating the sales charge, you may also combine purchases of any class of shares of non-money market Munder Funds that are made by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary.

If you purchase shares directly from the Munder Funds, you should notify us to ensure you receive the proper reduction. If you purchase shares through a broker or other financial intermediary, you should consult with your broker or financial intermediary prior to making a purchase.

Additional Information

In order to obtain a sales charge reduction under a Letter of Intent or Right of Accumulation, you should inform the Funds or your broker or other financial intermediary at the time of purchase of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales charge reduction. You also may need to provide the Funds or your broker or other financial intermediary information such as account statements in order to verify your eligibility for the sales charge reduction. This may include, if applicable, information or records regarding:

-	shares of the Munder Fund(s) held in all accounts you may have with a broker or another financial intermediary; and
-	shares of the Munder Fund(s) held at any financial intermediary in accounts of family members, such as your spouse or minor children.

For further information on sales charge reductions, call (800) 438-5789.

CDSCs

You are subject to a CDSC when you redeem:

-	Class A shares purchased within one year of redemption as part of an investment of $1 million or more if a sales commission was paid at the time of investment;
-	Class B shares within six years of buying them; or
-	Class C shares within one year of buying them.

22

These time periods include the time you held Class A, Class B or Class C shares of another Munder Fund which you may have exchanged for Class A, Class B or Class C shares of the Asset Allocation Fund—Balanced.

The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC.

The CDSC for Class A shares and Class C shares, if applicable, is 1.00%.

The CDSC schedule for Class B shares is set forth below.

Redemption	CDSC
Within One Year of Purchase	5.00%
Within Two Years of Purchase	4.00%
Within Three Years of Purchase	3.00%
Within Four Years of Purchase	3.00%
Within Five Years of Purchase	2.00%
Within Six Years of Purchase	1.00%
More than Six Years After Purchase	0.00%

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 per share (for a total cost of $10,000). Three and one-half years later, assume the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, i.e., 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate for redemptions made within four years of purchase).

CDSC WAIVERS

We will waive any otherwise applicable CDSC payable upon redemptions of Class B or Class C shares for:

-	redemptions made within one year after the death or permanent disability (as defined by the Social Security Administration) of a named owner in the account registration;
-	minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2; and
-

(Class B shares only) redemptions through a Systematic Withdrawal Plan (SWP) of up to 10% per year of an account’s NAV. For example, if your balance at the time a SWP is established is $12,000, you may establish a $100 monthly or $300 quarterly (or $1,200 annual for IRA or 403(b) accounts) SWP without being subject to a CDSC for the year. For more information about enrolling is a SWP, please see the Shareholder Guide.

Other waivers of the CDSC on Class B or Class C shares may apply. Please see the Fund’s Statement of Additional Information or call (800) 438-5789 for more details.

23

DISTRIBUTION AND SERVICE FEES

DISTRIBUTION AND SERVICE PLAN FEES

The Fund has a Distribution and Service Plan with respect to its Class A, Class B, Class C, Class K and Class R shares. The Plan permits the Fund to pay distribution and other fees for the sale of Class A, Class B, Class C and Class R shares and for services provided to shareholders of Class A, Class B, Class C, Class K and Class R shares.

Payments made under the Plan by Class A, Class B, Class C and Class R shares, but not payments made under the Plan by Class K shares, are made pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Fund may pay up to 0.25% of the average daily net assets of the Fund attributable to Class A, Class B, Class C, Class K and Class R shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.75% of the average daily net assets of the Fund attributable to Class B, Class C and Class R shares to finance activities relating to the distribution of those shares. However, under the Fund’s Distribution Agreement, the distribution and service fees payable with respect to the Class R shares are limited to payments at an annual rate equal to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.

Because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A, Class B, Class C, Class K and Class R shares of the Fund, and may cost you more than paying other types of sales charges.

OTHER PAYMENTS TO THIRD PARTIES

In addition to paying fees under the Fund’s Distribution and Service Plan, the Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor, for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Fund’s advisor or distributor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund, including affiliates of the advisor. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service and other fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Fund’s advisor or distributor may also pay cash compensation in the form of finder’s fees

24

that vary depending on the Fund and the dollar amount of the shares sold.

In addition, while the Fund’s distributor typically pays to intermediaries most of the front-end sales charge applicable to sales of Fund shares by such intermediaries, the Fund’s distributor may on occasion pay the entire front-end sales charge to such intermediaries. For more information regarding these arrangements, please read “Additional Compensation Paid to Intermediaries” in the Statement of Additional Information.

From time to time, the Fund’s advisor or distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

VALUING FUND SHARES

The Fund’s NAV is calculated each day on which the New York Stock Exchange (NYSE) is open. The NAV per share is the value of a single Fund share. The Fund calculates NAV separately for each class. NAV is calculated by:

(1)	taking the total value of the Fund’s assets allocated to a particular class of shares,
(2)	subtracting the liabilities and expenses charged to that class, and
(3)	dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the Fund will accelerate its NAV calculation and transaction deadlines to that time.

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Because foreign markets may be open at different times and on different days than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell their shares. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. (Eastern Time).

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities.

25

In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation should a significant event occur subsequent to the close of the foreign securities exchanges. The Fund may also fair value its foreign securities when a particular foreign market is closed but the Fund is open. This policy is intended to assure the Fund’s NAV appropriately reflects securities’ values at the time of pricing.

Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country specific information. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

In accordance with procedures established by the Board of Trustees to fair value the Fund’s securities, the advisor has established a pricing committee to serve as its formal oversight body for the valuation of the Fund’s securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees of the Fund at the next regularly scheduled quarterly meeting of the Board.

DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund’s net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund declares and pays dividend distributions, if any, quarterly.

26

The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital, generally a non-taxable distribution to the extent of (and in reduction of) a shareholder’s basis in the Fund. You should treat any such distribution in excess of your basis in your shares as gain from a sale or exchange of the shares.

The Fund will generally pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application or notify the Fund by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS

Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Current law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on certain corporate stock. A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. The lower tax rates on long-term capital gains and qualifying dividends are currently scheduled to expire after 2010.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

27

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES OR EXCHANGES

If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you may, subject to certain restrictions, recognize a taxable loss on the sale of shares of the Fund.

OTHER CONSIDERATIONS

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

Founded in 1985, Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009, is the investment advisor of the Fund. As of June 30, 2007, MCM had approximately $29.6 billion in assets under management, made up of $12.3 billion in actively managed equity securities, $5.6 billion in fixed income securities and $11.7 billion in cash management assets.

MCM provides overall investment management for the Fund, and research and credit analysis concerning the Fund’s portfolio securities and is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended June 30, 2007, the Fund paid an advisory fee at an annual rate of 0.65% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund is available in the Fund’s Annual Report dated June 30, 2007.

PORTFOLIO MANAGEMENT TEAM

A team of professionals employed by MCM makes investment decisions for the Fund.

The team consists of Anne K. Kennedy, Joseph W. Skornicka, Thomas P. Kenny, Michael P. Gura, Tony Y. Dong, Robert E. Crosby, Michael R. Vandenbossche, Remi J. Browne and Daniel B. LeVan. Ms. Kennedy determines the overall allocation of the

28

Fund’s assets among asset groups. Mr. Vandenbossche is responsible for investment decisions for the fixed income portion of the Fund. The equity portion of the Fund is currently divided into six segments. Mr. Skornicka is responsible for investment decisions for the large-cap value segment of the Fund. Mr. Kenny and Mr. Gura co-manage the large-cap growth and multi-cap growth segments of the Fund, jointly making investment decisions within those segments. Mr. Crosby and Mr. Dong are responsible for investment management decisions for the blended small-cap value/mid-cap core growth segment of the Fund. Mr. Crosby has primary responsibility for decisions regarding small-cap value investments, and Mr. Dong has primary responsibility for decisions regarding mid-cap core growth investments. Mr. Crosby also is responsible for investment decisions for the real estate investment trust segment of the Fund. Mr. Browne has primary responsibility for decisions regarding the international core equity segment and Mr. LeVan has primary responsibility for decisions regarding the international small-cap equity segment.

Anne K. Kennedy, Managing Director, Institutional Investment Services, has been a member of the Fund’s portfolio management team since 2000. Ms. Kennedy is also responsible for leading the sales, marketing and client servicing efforts of MCM’s institutional distribution group, and is a member of the Firm’s Operating and Product Policy Committees. Her activities include marketing communications, new product development, client relationship management, strategic planning, and public relations and advertising for MCM’s institutional initiative. Ms. Kennedy joined MCM in 1991 as a fixed income portfolio manager, and was appointed to her current position in 2003.

Joseph W. Skornicka, CFA, Senior Portfolio Manager, has been a member of the team responsible for managing MCM’s large-capitalization value and core value investment disciplines and the Munder Large-Cap Value Fund since 2004. He also provides idea generation and research support in the financial services sector for other MCM equity disciplines. He has been a member of the portfolio management team for the Munder Mid-Cap Value Fund since that fund’s inception in September 2007. Mr. Skornicka rejoined MCM in November 2004, having previous experience at the firm as a Senior Equity Analyst specializing in financial services and as a member of the portfolio management team for the Munder Framlington Global Financial Services Fund. Mr. Skornicka was a Vice President and Portfolio Manager at INVESCO—Denver from 2001 to 2004, where he served as lead manager of INVESCO’s Financial Services Fund and financial services sector manager of the INVESCO Multi-Sector Fund. Mr. Skornicka originally joined MCM in 1995.

Thomas P. Kenny, CFA, Director, Public Fund and Taft-Hartley Investment Services and Senior Portfolio Manager has been a member of the Fund’s portfolio management team since 2005. He also has been a member of the portfolio management team for the Munder Large-Cap Growth Fund since June 2007. Since joining MCM in 1995, Mr. Kenny has been a member of MCM’s large-cap growth investment discipline, and has worked with MCM’s technology research staff to select stocks appropriate for MCM’s large-capitalization core growth investment discipline. He also is a member of the portfolio management team for MCM’s multi-cap growth investment discipline. He leads MCM’s Public Fund and Taft-

29

Hartley Investment Services Groups and manages equity and balanced portfolios for institutional clients.

Michael P. Gura, CFA, Senior Portfolio Manager, has been a member of the Fund’s portfolio management team since 2005. Mr. Gura is also a member of the portfolio management team for the Munder Large-Cap Growth Fund, as well as MCM’s large-capitalization core growth, large-cap growth and multi-cap growth investment disciplines. He has been a member of the portfolio management team for the Large-Cap Growth Fund from 2002 through 2004 and beginning again in 2005. Mr. Gura, who joined MCM in 1995 as a Senior Equity Research Analyst, served four years as co-manager of MCM’s small company growth and micro-cap equity investment disciplines, three years as Assistant Director of Research, and one year as Director of Research prior to his current assignments.

Tony Y. Dong, CFA, Vice Chairman and Senior Portfolio Manager, has been a member of the Fund’s portfolio management team since 2005. He is also a member of the portfolio management teams for the Munder Mid-Cap Core Growth Fund, the Munder Small-Mid Cap Fund and the Munder Small-Mid Cap 130/30 Fund, as well as for separately managed accounts in MCM’s mid-cap core growth and mid-cap/small-cap blend disciplines. Mr. Dong has been a member of the portfolio management team for the Munder Small-Mid Cap Fund since that fund’s inception in 2005. He became part of the mid-cap/small-cap blend team in November 2003. Mr. Dong joined the mid-cap core growth team as a senior portfolio manager in January 2001, and assumed the lead manager role in March 2002. He has been a member of the portfolio management team for the Munder Small- Mid Cap 130/30 Fund since that fund’s inception in October 2007. In early 2006, Mr. Dong began serving on MCM’s Executive, Operating and Product Policy Committees, and following the completion of a change in control of MCM at the end of 2006, he became Vice Chairman of MCM and a Director of Munder Capital Holdings LLC, MCM’s new parent company. Prior to 2001, Mr. Dong worked as a portfolio manager for MCM’s Growth at a Reasonable Price (GARP) investment discipline.

Robert E. Crosby, CFA, Senior Portfolio Manager, has been a member of the Fund’s portfolio management team since 2005. He is also a member of the portfolio management teams for the Munder Micro-Cap Equity Fund, the Munder Mid-Cap Value Fund, the Munder Real Estate Equity Investment Fund, the Munder Small-Cap Value Fund, the Munder Small-Mid Cap Fund and the Munder Small-Mid Cap 130/30 Fund, as well as separately managed accounts in MCM’s REIT, small-cap value, micro-cap and mid-cap/small- cap blend investment disciplines. Mr. Crosby joined the portfolio management teams for the Munder Small-Cap Value Fund in June 2003, the Munder Micro-Cap Equity and Munder Small-Mid Cap Funds in 2005. He has been a member of the portfolio management teams for the Munder Mid-Cap Value Fund since its inception in September 2007 and the Munder Small-Mid Cap 130/30 Fund since its inception in October 2007. Prior to joining the small-cap value and micro-cap portfolio management teams, Mr. Crosby consulted with team members on certain types of investments, particularly REITs and energy stocks. Mr. Crosby has managed or co-managed the Munder Real Estate Equity Investment Fund (a REIT fund) since 1998. He also served as co-

30

manager of the Munder Energy Fund from late 2001 through early 2003. Prior to 1998, Mr. Crosby was primary analyst on the Munder Real Estate Equity Investment Fund and an equity analyst specializing in energy, finance and capital goods. Mr. Crosby joined MCM in 1993.

Michael R. Vandenbossche, CFA, Senior Portfolio Manager has been a member of the Fund’s portfolio management team since 2005. He also co-manages the Munder Intermediate Bond Fund. Since joining MCM in 1998, Mr. Vandenbossche has managed fixed income portfolios and specialized in trading corporate securities.

Remi J. Browne, CFA, Managing Director-International Equity Team, has been a member of the Fund’s portfolio management team since August 2007. He is also lead manager of the Munder International Fund-Core Equity and a member of the portfolio management team for the Munder International Small-Mid Cap Fund, as well as lead manager of MCM’s international core equity discipline, a member of the team managing MCM’s international small-cap equity discipline, and lead analyst of the financials sector for MCM’s international team. Immediately before joining MCM in August 2007, Mr. Browne was a Senior Vice President and Portfolio Manager for The Boston Company Asset Management (including its predecessor firms), where he led an international equity team for 11 years.

Daniel B. LeVan, CFA, Director-International Small-Cap Equity, has been a member of the Fund’s portfolio management team since August 2007. He is also lead manager of the Munder International Small-Mid Cap Fund and a member of the portfolio management team for the Munder International Fund-Core Equity, as well as lead manager of MCM’s international small-cap equity discipline, a member of the portfolio management team managing MCM’s international core equity discipline, and lead analyst of the health care and technology sectors for MCM’s international team. Immediately before joining MCM in August 2007, Mr. LeVan was a Senior Vice President and Portfolio Manager for The Boston Company Asset Management (including its predecessor firms), where he was a member of its international equity team for 11 years and was lead portfolio manager for its international small-cap equity discipline.

Additional information about the compensation of members of the portfolio management team, other accounts managed by these individuals, and their ownership of securities in the Fund is available in the Fund’s Statement of Additional Information.

31

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past 5 years or, if shorter the period of operations of the class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. Our website, www.munder.com, contains the Fund’s most recent annual and semi-annual reports. You may also obtain the annual and semi-annual reports and Statement of Additional Information without charge by calling (800) 438-5789.

ASSET ALLOCATION FUND- BALANCED(a) (CLASS A)	Year Ended 6/30/07(b) Class A	Year Ended 6/30/06(b) Class A	Year Ended 6/30/05(b) Class A	Year Ended 6/30/04(b) Class A	Year Ended 6/30/03(b) Class A
Net asset value, beginning of period	$12.19	$11.51	$10.64	$9.38	$9.22

Income/(loss) from investment operations:
Net investment income	0.15	0.14	0.11	0.08	0.09
Net realized and unrealized gain on investments	1.58	0.68	0.87	1.25	0.17

Total from investment operations	1.73	0.82	0.98	1.33	0.26

Less distributions:
Dividends from net investment income	(0.15)	(0.14)	(0.11)	(0.07)	(0.10)
Distributions from net realized gains	(0.28)	—	—	—	—

Total distributions	(0.43)	(0.14)	(0.11)	(0.07)	(0.10)

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$13.49	$12.19	$11.51	$10.64	$9.38

Total return (d)	14.48%	7.18%	9.24%	14.16%	2.86%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$52,241	$49,144	$41,806	$36,742	$26,766
Ratio of operating expenses to average net assets	1.54%	1.51%	1.47%	1.54%	1.57%
Ratio of net investment income to average net assets	1.20%	1.14%	1.03%	0.76%	1.07%
Portfolio turnover rate	52%	55%	75%	65%	61%
Ratio of operating expenses to average net assets without expense reimbursements	1.54%	1.51%	1.47%	1.55%	1.58%

(a)	The Munder Asset Allocation Fund—Balanced Class A Shares commenced operations on April 30, 1993.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

32

ASSET ALLOCATION FUND- BALANCED(a) (CLASS B)	Year Ended 6/30/07(b) Class B		Year Ended 6/30/06(b) Class B	Year Ended 6/30/05(b) Class B	Year Ended 6/30/04(b) Class B		Year Ended 6/30/03(b) Class B
Net asset value, beginning of period	$12.07		$11.40	$10.53	$9.30		$9.15

Income/(loss) from investment operations:
Net investment income	0.05		0.04	0.03	0.00	(c)	0.03
Net realized and unrealized gain on investments	1.56		0.68	0.87	1.23		0.15

Total from investment operations	1.61		0.72	0.90	1.23		0.18

Less distributions:
Dividends from net investment income	(0.05)		(0.05)	(0.03)	(0.00	)(c)	(0.03)
Distributions from net realized gains	(0.28)		—	—	—		—

Total distributions	(0.33)		(0.05)	(0.03)	(0.00	)(c)	(0.03)

Short-term trading fees	(0.00	)(c)	0.00 (c)	0.00 (c)	—		—

Net asset value, end of period	$13.35		$12.07	$11.40	$10.53		$9.30

Total return (d)	13.60%		6.36%	8.53%	13.26%		2.00%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$15,567		$20,901	$35,462	$42,565		$39,406
Ratio of operating expenses to average net assets	2.28%		2.26%	2.22%	2.29%		2.32%
Ratio of net investment income to average net assets	0.44%		0.36%	0.27%	0.01%		0.32%
Portfolio turnover rate	52%		55%	75%	65%		61%
Ratio of operating expenses to average net assets without expense reimbursements	2.28%		2.26%	2.22%	2.30%		2.33%

(a)	The Munder Asset Allocation Fund—Balanced Class B Shares commenced operations on June 21, 1994.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

33

ASSET ALLOCATION FUND — BALANCED(a) (CLASS C)	Year Ended 6/30/07(b) Class C	Year Ended 6/30/06(b) Class C	Year Ended 6/30/05(b) Class C	Year Ended 6/30/04(b) Class C		Year Ended 6/30/03(b) Class C
Net asset value, beginning of period	$12.12	$11.45	$10.58	$9.34		$9.19

Income/(loss) from investment operations:
Net investment income	0.06	0.05	0.03	0.00	(c)	0.03
Net realized and unrealized gain on investments	1.55	0.67	0.87	1.24		0.15

Total from investment operations	1.61	0.72	0.90	1.24		0.18

Less distributions:
Dividends from net investment income	(0.05)	(0.05)	(0.03)	(0.00	)(c)	(0.03)
Distributions from net realized gains	(0.28)	—	—	—		—

Total distributions	(0.33)	(0.05)	(0.03)	(0.00	)(c)	(0.03)

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—		—

Net asset value, end of period	$13.40	$12.12	$11.45	$10.58		$9.34

Total return (d)	13.54%	6.34%	8.49%	13.31%		1.99%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$17,622	$17,667	$18,443	$17,580		$15,445
Ratio of operating expenses to average net assets	2.28%	2.26%	2.22%	2.29%		2.32%
Ratio of net investment income to average net assets	0.44%	0.38%	0.28%	0.01%		0.32%
Portfolio turnover rate	52%	55%	75%	65%		61%
Ratio of operating expenses to average net assets without expense reimbursements	2.28%	2.26%	2.22%	2.30%		2.33%

(a)	The Munder Asset Allocation Fund—Balanced Class C Shares commenced operations on January 24, 1996.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

34

ASSET ALLOCATION FUND — BALANCED(a) (CLASS K)	Year Ended 6/30/07(b) Class K	Year Ended 6/30/06(b) Class K	Year Ended 6/30/05(b) Class K	Year Ended 6/30/04(b) Class K	Year Ended 6/30/03(b) Class K
Net asset value, beginning of period	$12.12	$11.45	$10.58	$9.33	$9.17

Income/(loss) from investment operations:
Net investment income	0.15	0.14	0.11	0.08	0.09
Net realized and unrealized gain on investments	1.57	0.67	0.87	1.24	0.17

Total from investment operations	1.72	0.81	0.98	1.32	0.26

Less distributions:
Dividends from net investment income	(0.15)	(0.14)	(0.11)	(0.07)	(0.10)
Distributions from net realized gains	(0.28)	—	—	—	—

Total distributions	(0.43)	(0.14)	(0.11)	(0.07)	(0.10)

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$13.41	$12.12	$11.45	$10.58	$9.33

Total return (d)	14.48%	7.13%	9.29%	14.13%	2.76%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$10,875	$11,340	$11,153	$11,769	$11,571
Ratio of operating expenses to average net assets	1.53%	1.51%	1.47%	1.54%	1.57%
Ratio of net investment income to average net assets	1.18%	1.13%	1.02%	0.76%	1.07%
Portfolio turnover rate	52%	55%	75%	65%	61%
Ratio of operating expenses to average net assets without expense reimbursements	1.53%	1.51%	1.47%	1.55%	1.58%

(a)	The Munder Asset Allocation Fund—Balanced Class K Shares commenced operations on April 16, 1993.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated.

35

ASSET ALLOCATION FUND — BALANCED(a) (CLASS R)	Year Ended 6/30/07(b) Class R	Year Ended 6/30/06(b) Class R	Period Ended 6/30/05(b) Class R
Net asset value, beginning of period	$12.19	$11.52	$10.32

Income/(loss) from investment operations:
Net investment income	0.12	0.11	0.08
Net realized and unrealized gain on investments	1.58	0.67	1.21

Total from investment operations	1.70	0.78	1.29

Less distributions:
Dividends from net investment income	(0.12)	(0.11)	(0.09)
Distributions from net realized gains	(0.28)	—	—

Total distributions	(0.40)	(0.11)	(0.09)

Short-term trading fees	0.00 (c)	0.00 (c)	0.00	(c)

Net asset value, end of period	$13.49	$12.19	$11.52

Total return (d)	14.19%	6.92%	12.40%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3	$2	$2
Ratio of operating expenses to average net assets	1.78%	1.74%	1.72	%(e)
Ratio of net investment income to average net assets	0.92%	0.98%	0.81	%(e)
Portfolio turnover rate	52%	55%	75%
Ratio of operating expenses to average net assets without expense reimbursements	1.78%	1.74%	1.72	%(e)

(a)	The Munder Asset Allocation Fund—Balanced Class R Shares commenced operations on July 29, 2004.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated.
(e)	Annualized.

36

ASSET ALLOCATION FUND — BALANCED(a) (CLASS Y)	Year Ended 6/30/07(b) Class Y	Year Ended 6/30/06(b) Class Y	Year Ended 6/30/05(b) Class Y	Year Ended 6/30/04(b) Class Y	Year Ended 6/30/03(b) Class Y
Net asset value, beginning of period	$12.13	$11.46	$10.58	$9.33	$9.18

Income/(loss) from investment operations:
Net investment income	0.18	0.17	0.14	0.10	0.11
Net realized and unrealized gain on investments	1.56	0.67	0.88	1.24	0.16

Total from investment operations	1.74	0.84	1.02	1.34	0.27

Less distributions:
Dividends from net investment income	(0.18)	(0.17)	(0.14)	(0.09)	(0.12)
Distributions from net realized gains	(0.28)	—	—	—	—

Total distributions	(0.46)	(0.17)	(0.14)	(0.09)	(0.12)

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$13.41	$12.13	$11.46	$10.58	$9.33

Total return (d)	14.67%	7.40%	9.66%	14.41%	3.02%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$35,944	$33,618	$27,733	$20,230	$13,238
Ratio of operating expenses to average net assets	1.28%	1.26%	1.22%	1.29%	1.32%
Ratio of net investment income to average net assets	1.44%	1.39%	1.29%	1.01%	1.32%
Portfolio turnover rate	52%	55%	75%	65%	61%
Ratio of operating expenses to average net assets without expense reimbursements	1.28%	1.26%	1.22%	1.30%	1.33%

(a)	The Munder Asset Allocation Fund—Balanced Class Y Shares commenced operations on April 13, 1993.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated.

37

SHAREHOLDER GUIDE

Dated October 31, 2007

The Shareholder Guide provides information regarding the purchase, redemption and exchange of shares of the Munder Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Munder Funds Class A, B, C, I, K, R & Y shares Prospectuses dated October 31, 2007. Not all Funds offer all classes of shares.

HOW TO REACH THE FUNDS

CONTACT SHAREHOLDER SERVICES

For account inquiries or information, literature, forms, etc.:

By telephone:

1-800-438-5789

By mail:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

By overnight delivery:	The Munder Funds

101 Sabin Street Pawtucket, RI 02860

For other inquiries or complaints:

By telephone:

1-800-468-6337

By mail:

The Munder Funds

Attn: Secretary

480 Pierce St. Birmingham, MI 48009

By e-mail:	fundcontact@munder.com

PURCHASE INFORMATION

WHO MAY PURCHASE SHARES

Class A & Class C Shares

All investors are eligible to purchase Class A or Class C shares.

Class B Shares

Class B Shares of the Munder Funds are available for purchase only as follows:

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B shares of a Munder Fund in additional Class B shares of that Fund;

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase Class B shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a

S - 1

trust for which the existing registered owner is the trustee or beneficiary;
-

401(k) retirement plans (and other similar group retirement plans) that offered Class B shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B shares of that Munder Fund and may purchase additional Class B shares of that Fund in existing participant accounts;

-

401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B shares of a Munder Fund as an investment option, may open participant accounts in Class B shares of that Fund; and

-

Any client or customer of a broker, financial intermediary or other financial institution that (i) received a sales presentation within the six months prior to February 28, 2007 that included Class B shares of one or more Munder Funds as an investment option and (ii) was identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B shares of a Munder Fund may purchase Class B shares.

If all Class B shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in this Shareholder Guide, then the shareholder’s account will be closed. Such former holders of Class B shares will not be able to buy additional Class B shares or reopen a Class B shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in this Shareholder Guide.

The Munder Funds reserve the right to revise the scope of the limited offering described above or to change these policies at any time.

Class K Shares

Customers (and their immediate family members) of banks and other institutions that have entered into agreements with the Funds to provide shareholder services for Class K shareholders may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. Financial institutions (or their nominees) acting on behalf of their customers, will normally be the holders of record of Fund shares and will reflect their customers’ beneficial ownership of shares in the account statements provided by them to their customers.

The Funds may refuse any purchase orders from ineligible investors who select Class K shares.

Class R Shares

Investors may purchase Class R shares only through participation in certain programs where program-level or omnibus accounts are held on the books of the Funds, including without limitation:

-	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit

S - 2

sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans; and
-	Managed account programs sponsored by a broker-dealer, registered investment adviser or bank trust department.

The Funds may refuse any purchase orders from ineligible investors who select Class R shares.

Class Y Shares

Only the following investors may purchase Class Y shares:

-

institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; and investment companies);

-	investment advisors, broker-dealers and other financial intermediaries acting for their own accounts or for the accounts of their clients;
-	Trustees and officers of the Munder Funds and their immediate family members;
-	employees and retired employees of the Funds’ investment advisor;
-	Munder Capital Management’s investment advisory clients; and
-	immediate family members of employees of the Funds’ investment advisor.

The Funds may refuse any purchase orders from ineligible investors who select Class Y shares.

Class I Shares

Individual investors and institutional investors may purchase Class I shares.

METHODS FOR PURCHASING SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Intermediary and/or Financial Institution

Any broker, financial intermediary or other financial institution authorized by the Munder Funds or the Funds’ distributor can sell you shares of the Funds. Please note that brokers, financial intermediaries or other financial institutions may charge you fees in connection with purchases of shares. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail

For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

You must also specify the Fund and class of shares you wish to purchase on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase may be refused or you may be invested in Class A shares, if offered.

S - 3

For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for the amount of your investment to the address listed above. We reserve the right to refuse investments of less than $50 and any form of payment, including without limitation cash, temporary checks, credit cards or third-party checks.

By Wire

For new accounts, you must complete, sign and mail an Account Application to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below. To obtain an Account Application, your account number or more information, call (800) 438-5789.

Wire Instructions

Bank ABA/Routing #: 031000053

Bank Account Number: 8606905396

Bank Account Name: The Munder Funds

RFB: (Fund Name and Class)

OBI: (Your Name and Acct #)

You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer (EFT)

For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Account Application with the Banking Information section completed and you must not decline your EFT purchase privilege. Once your account has been established, you can make investments by EFT.

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or visit www.munder.com to establish an Internet login and password for online transactions.

Please note that EFT transactions usually require two days to complete.

Through the Automatic Investment Plan (AIP)

Under an AIP, you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP without notice if your bank account has insufficient funds at the time of a scheduled deduction or for any other reason on 30 days’ written notice to you.

POLICIES FOR PURCHASING SHARES

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial

S - 4

institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

-	Name;

-	Date of birth (for individuals);

-	Residential or business street address (although post office boxes are still permitted for mailing); and

-	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, we may restrict your ability to purchase additional shares of a Fund until your identity is verified. We may also close your account or take other appropriate action if we are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed (less any applicable CDSC). In addition, you will not be entitled to recoup from the Funds any sales charges paid in connection with your purchase of Fund shares. Any otherwise applicable short-term trading fee will not, however, be assessed on accounts that are closed for this reason.

Investment Minimums

(Class A, B & C Shares)

With respect to any Class A, B or C shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class A, Class B and Class C shares is $2,500 per Fund for all accounts, with the following exceptions. The minimum initial investment for all types of Individual Retirement Accounts (IRAs), Education Savings Accounts (ESAs), 403(b), Uniform Gifts to Minors Act (UGMA) and Uniform Transfer to Minors Act (UTMA) accounts is $500. Subsequent investments of less than $50 per Fund for all account types may be refused. If you use the Automatic Investment Plan (AIP), the minimum initial and subsequent investment per Fund is $50.

Investment minimums do not apply to purchases made through eligible retirement plans (or similar group accounts) or eligible wrap-fee programs (or similar programs). For this purpose, “eligible

S - 5

retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees. “Eligible wrap-fee and similar programs” are those which have been approved by an officer of the Fund.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

If you wish to invest more than $50,000, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A or Class C shares. If you wish to invest more than $1 million, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A shares.

Investment Minimums

(Class K & R Shares)

There is no minimum initial or subsequent investment for Class K or Class R shares.

Investment Minimums (Class Y Shares)

With respect to any Class Y shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class Y shares is $1 million per Fund for each Class Y shares account.

A reduced initial investment minimum of $2,500 applies to investments made by clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds.

Investment minimums do not apply to purchases made through eligible retirement plans or similar group accounts. For this purpose, “eligible retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees.

Investment minimums do not apply to clients in wrap-fee programs or other asset-based advisory fee programs, where the sponsor has entered into a written agreement with the Funds to offer Class Y shares through the applicable program.

S - 6

Investment minimums do not apply to investments made by Trustees or officers of the Munder Funds or their immediate family members, employees of Munder Capital Management or their immediate family members, retired officers or employees of Munder Capital Management, or investment advisory clients of Munder Capital Management.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

Investment Minimums (Class I Shares)

Except as provided below, the minimum initial investment for Class I shares is $2 million per Fund for each Class I shares account.

Investment minimums do not apply to accounts held through an intermediary that maintains aggregate assets on behalf of its clients in a Fund equivalent to $10 million or greater and an average account size in the Fund equivalent to $200,000 or greater.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Accounts Below Minimums

For each account that you own, if your investment in Class A, Class B or Class C shares of a Fund does not meet the applicable account minimum, or you cease AIP contributions before reaching the applicable account minimum, you may increase your balance to that level (either by a single investment or through the AIP) or that Fund account may be charged a quarterly servicing fee of $6.

Exemptions from this fee apply to accounts held through brokers, financial intermediaries and other financial institutions that hold shares in street name or omnibus positions or through registered securities clearing agents.

To the extent feasible, we may waive low account balance fees on Class A or Class B shares accounts that do not meet the applicable amount minimum as a result of the par conversion of a Class B shares account to a Class A shares account. In addition, we reserve the right, in our sole discretion, to waive the imposition of this fee.

We further reserve the right, upon 30 days’ advance written notice, to redeem your Class A, Class B or Class C shares account (and forward the redemption proceeds to you) if its value is below the applicable minimum or to redeem your Class Y shares account if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice. Any otherwise applicable contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 30 days of your purchase.

Timing of Orders

Purchase orders must be received by the Funds or an authorized agent of the Funds, such as the Funds’ distributor or transfer agent, authorized dealer or third-party

S - 7

administrator, or other authorized financial intermediary, before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day’s NAV. Purchase orders received after that time will be accepted as of the next business day and will receive the NAV for the next business day.

REDEMPTION INFORMATION

METHODS FOR REDEEMING SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone

If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Funds must receive a redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet

If you did not decline the online redemption privilege on your Account Application and you have established an internet Personal

S - 8

Identification Number (PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

As with redemptions by telephone, the Funds must receive an online redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make internet redemptions from an IRA, ESA or 403(b) account.

Through the Systematic Withdrawal Plan (SWP)

If you have an account value of $5,000 or more in a Fund, you may redeem Class A, Class B or Class C shares on a monthly or quarterly basis. For IRA or 403(b) accounts, you may make redemptions on a monthly, quarterly or annual basis. In either case, the minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds. You may change or cancel a SWP at any time upon notice to the Funds. If you pay a sales charge on the purchase of Class A shares, you should not participate in a SWP. In addition, any applicable CDSC will be charged upon redemption of Class A, Class B or Class C shares.

By Writing a Check

Free checkwriting is available to Class A and Class Y shareholders of the Taxable Income Funds (other than the International Bond Fund), Tax-Free Income Funds and Money Market Funds who complete a Checkwriting Authorization Form and return it to us. Checks that are written in amounts less than $500 may be refused. You may not close a Fund account by writing a check. We may change or terminate this program on 30 days’ advance written notice to you.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent

In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). Please call (800) 438-5789 to determine the requirements for providing other instructions.

If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these methods.

Short-Term Trading Fee

A short-term trading fee may apply to redemptions of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

S - 9

Medallion Signature Guarantee

For your protection, a medallion signature guarantee is required for the following Class A, Class B and Class C redemption requests:

-	redemption proceeds greater than $50,000;
-	redemption proceeds not being made payable to the record owner of the account;
-	redemption proceeds not being mailed to the address of record on the account;
-	redemption proceeds being mailed to address of record that has changed within the last 30 days;
-	redemption proceeds being transferred to another Munder Fund account with a different registration;
-	change in ownership or registration of the account; or
-	changes to banking information without a voided check being supplied.

We reserve the right to require a medallion signature guarantee for other types of redemption requests, including Class K, Class R or Class Y share redemptions.

When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Financial Institutions

Shares held through a financial institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties

During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.

EXCHANGE INFORMATION

METHODS FOR EXCHANGING SHARES

Shareholders may exchange Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

S - 10

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration. All exchange requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

By Telephone

If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

By Internet

If you did not decline the online exchange privilege on your Account Application and you have established an internet Personal Identification Number (PIN), you may exchange shares by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

POLICIES FOR EXCHANGING SHARES

-	You may exchange your Fund shares for shares of the same class of other Munder Funds (if offered) based on their relative NAVs.

-

If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange. When Class A shares of a Munder Fund that were issued without the imposition of a sales charge are exchanged for Class A shares of another Munder Fund, you must pay any applicable sales charge at the time of the exchange unless you otherwise qualify for a waiver of the sales charge.

-

Class A shares of a money market fund that (1) were acquired through the use of the exchange privilege and (2) can be traced back to a purchase of one or more Munder Funds for which a sales charge was paid, may be exchanged for Class A shares of a Fund at NAV.

-	Class A, Class B and Class C shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

-	You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

-	A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

S - 11

-

Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker, financial intermediary or other financial institution or by calling the Munder Funds at (800) 438-5789.

-	Brokers or financial intermediaries may charge you a fee for handling exchanges.

-	We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Short-Term Trading Fee

A short-term trading fee may apply to exchanges of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES

AND REDEMPTIONS

-

We consider purchase, exchange or redemption orders to be in “proper form” when we receive all required information, including properly completed and signed documents. We may reject any requests that are not in proper form.

-	We reserve the right to reject any purchase order, including exchanges from other Munder Funds.

-	At any time, we may change any of our purchase, redemption or exchange practices or privileges, and may suspend the sale of Fund shares.

-	We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

-	To limit the Funds’ expenses, we no longer issue share certificates.

-	We may temporarily stop redeeming shares if:

(i)	the NYSE is closed;

(ii)	trading on the NYSE is restricted;

(iii)	an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

(iv)	the SEC orders the Fund to suspend redemptions.

-

We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor’s account, neither the Funds, Munder Capital Management, the Funds’ distributor nor the Funds’ transfer agent or any of their affiliates, officers or directors will be held responsible for any losses resulting from unauthorized transactions.

-	If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the

S - 12

account. If your account has been set up by a broker, financial intermediary or other financial institution, account activity will be detailed in their statements to you. Brokers, financial intermediaries and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

-	Brokers, financial intermediaries and other financial institutions may charge their customers a processing fee in connection with the purchase or redemption of Fund shares.

-

Normally we send redemption amounts to you on the next business day (but not more than seven days) after we receive your request in proper form, except as described below in the case of shares purchased by check. Same-day processing is available only for the Money Market Funds, provided we receive notice of the trade prior to the applicable cut-off time (see below).

-

If we receive notice of your intent to process a same-day trade and your purchase order for the Cash Investment Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 2:45 p.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 2:45 p.m. (Eastern time), you will receive dividends for that day.

If we receive notice of your intent to process a same-day trade and your purchase order for the Tax-Free Money Market Fund is received in proper form before 11:30 a.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 11:30 a.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 11:30 a.m. (Eastern time), you will receive dividends for that day.

-	We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

SHAREHOLDER PRIVILEGES

Reinstatement Privilege

For 60 days after you sell Class A, Class B or Class C shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge). This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A, B or C shares that were subject to a CDSC when redeemed. The Class A shares purchased under this privilege must be held in an account registered in the same name as the account from which the shares were redeemed and the amount being reinvested must be at least the required minimum investment amount. You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial intermediary must notify the Funds at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

S - 13

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

AND SHORT-TERM TRADING FEE

Policies and Procedures

The Funds are not intended to serve as vehicles for short-term trading. By realizing profits through short-term trading, investors that engage in rapid purchases and sales or exchanges of a Fund’s shares may dilute the value of shares held by long-term investors. Volatility resulting from excessive purchases and sales or exchanges of a Fund’s shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity resulting from market timing. Excessive purchases and sales or exchanges of a Fund’s shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity, which could cause the Fund to incur increased brokerage costs and to realize taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level volatility and investment volatility that is associated with patterns of excessive short-term trading activity. Any increased costs are borne by all Fund shareholders, including long-term investors who do not cause such costs to be incurred. All of these factors may adversely affect Fund performance. Funds investing in securities that are thinly traded, trade infrequently, or are more difficult to value (such as foreign securities, high yield debt securities and small-cap securities) may attract investors seeking to profit from short-term trading strategies that attempt to exploit the special valuation issues applicable to these types of securities to a greater degree than other types of securities. With respect to the Cash Investment Fund, a money market fund that attempts to maintain a stable net asset value, short-term trading does not generally pose the same issue for that Fund as for other Munder Funds.

The Board of Trustees of the Munder Funds has adopted policies and procedures to monitor for, and to discourage and take reasonable steps to prevent or minimize, investors from engaging in frequent purchases and redemptions of shares of the Munder Funds, to the extent deemed reasonable and practicable. The Funds will seek to apply these policies and procedures as uniformly as practicable.

The Munder Funds’ policies and procedures for identifying excessive short-term trading and market timing activities take into account a number of factors, including but not limited to the dollar amount and frequency of Fund trades. For purposes of these monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Pursuant to these policies and procedures, each Fund reserves the right to refuse any purchase or exchange request that, in the view of MCM, could adversely affect any Munder Fund or its operations, including any purchase or exchange request from any individual, group or account that is likely to engage in excessive trading, or any order that may be viewed as market-timing activity. If a Fund refuses a purchase or

S - 14

exchange request from a shareholder and that shareholder deems it necessary to redeem his or her account in the Fund, any CDSC that is applicable to such redemption transaction, as described in the Fund’s prospectus, will be assessed against those redemption proceeds.

The Funds will suspend or terminate any or all exchange privileges or suspend or terminate telephone and/or internet redemption privileges on accounts identified as engaging in excessive short-term trading or market timing activity in order to limit these types of trading practices. The Funds (other than a money market fund) also reserve the right in the future to limit the number of “round trip” exchanges an investor may make into and out of any Fund in order to discourage excessive short-term trading activities.

Although the Funds use a variety of methods to detect and deter excessive trading or market timing, the Funds cannot always know or reasonably detect such trading, particularly if it is facilitated by authorized financial intermediaries or done through omnibus account arrangements. The Funds’ ability to monitor and discourage market timing and excessive trading generally requires the cooperation of financial intermediaries to effectively implement policies and procedures with respect to accounts for which the Funds do not have sufficient identifying information. This cooperation cannot necessarily be assured. To the extent the Funds are able to identify market timing or excessive trading in these accounts, the Funds will use their reasonable and best efforts to uniformly apply their policies and procedures. However, there is no guarantee that this goal will be achieved. Finally, it is important to recognize that “market timing” and “excessive trading” are not clearly defined terms under applicable law. Consequently, trading activities that may not be considered by the management of the Munder Funds to be excessive or market timing could be interpreted differently by others and vice versa.

Short-Term Trading Fee

Consistent with the Funds’ policies and procedures, we may apply a 2% short-term trading fee if you redeem or exchange shares of the Asset Allocation Fund—Balanced, the Equity Funds or the International Bond Fund within 30 days of purchase. The fee will be applied based on net assets at the time of the transaction. Any applicable short-term trading fee is paid directly to the Fund from which you redeem or exchange your shares in order to, among other things, offset the costs of buying and selling securities. The fee, which is intended to discourage short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

The Funds will seek to apply short-term trading fees as uniformly as possible. Where operational limitations restrict the ability of the Funds to impose short-term trading fees or apply certain exemptions from the fees, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of short-term trading fees will vary. To the extent feasible, the following types of transactions will be exempt from short-term trading fees: shares purchased through the automatic reinvestment of dividend and capital gain distributions; shares redeemed to pay account-related fees; shares purchased through an automatic investment program or similar periodic investment plan; transactions associated

S - 15

with the automatic rebalancing of an account; shares purchased as a result of an employer contribution to a qualified retirement plan account; shares redeemed from shareholder accounts liquidated for failure to meet the minimum investment requirement; shares redeemed from a shareholder account for which the identity of the shareholder could not be determined within reasonable time after the account was opened; shares redeemed pursuant to a systematic withdrawal plan or similar periodic withdrawal plan; shares redeemed as part of a loan or hardship withdrawal from a qualified plan; shares redeemed to repay a loan from a qualified retirement account; shares redeemed for payment of involuntary fees; shares redeemed as part of a required distribution from a qualified retirement plan or IRA; shares redeemed upon the death or disability of an owner of record of an account; and any other involuntary redemption and/or exchange transactions, including those required by law or regulation, a regulatory agency, a court order, or as a result of a liquidation of a Fund by the Board of Trustees.

Accounts exempt from the imposition of short-term trading fees are: accounts held through omnibus and plan level retirement accounts for which third-party recordkeepers do not assess redemption fees on such accounts; accounts that hold omnibus share positions for the dealer, and the underlying dealer customer accounts, for which the dealer does not assess redemption fees on such accounts; accounts for which the beneficial owner is an asset allocation fund or funds (or similar pooled investment vehicle) that rebalances no more frequently than quarterly; and wrap fee program accounts for which the program sponsor has entered into a form of fee waiver agreement with the Funds. In addition, we reserve the right to waive the short-term trading fees in certain limited circumstances where the Funds determine the transaction does not pose the risks that the Funds’ policies and procedures are designed to mitigate. Such waivers are subject to the advance written approval of two officers of the Funds and are reported to the Board of Trustees.

S - 16

ADDITIONAL INFORMATION

Information relating to purchases and sales of shares of the Fund is provided in the Shareholder Guide, which is incorporated by reference into (and is considered a part of) this prospectus.

More information about the Fund is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

The Fund’s Statement of Additional Information provides more detail about the Fund and its investment strategies, risks and restrictions. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (and is considered part of) this prospectus.

SHAREHOLDER INQUIRIES:

By e-mail:	fundcontact@munder.com

By telephone:	1-800-468-6337

By mail:

The Munder Funds

Attn: Secretary

480 Pierce Street

Birmingham, MI 48009

Distributor: Funds Distributor, Inc.

SEC File Number: 811-21294

TO OBTAIN INFORMATION:

By telephone:	1-800-438-5789

By mail:
The Munder Funds P.O. Box 9701

Providence, RI 02940-9701

By overnight delivery:	The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

By web:	www.munder.com

You may find more information about the Fund online. This website is not considered part of the prospectus.

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-0102.

PROBLNC1007

Munder Bond Fund

PROSPECTUS

October 31, 2007

Save paper and receive this

document electronically.

Sign up for electronic delivery at

www.munderfunds.com/edelivery

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

CLASS A SHARES

(MUCAX)

CLASS B SHARES

(MUCBX)

CLASS C SHARES

(MUCCX)

CLASS K SHARES

(MUCKX)

CLASS Y SHARES

(MUCYX)

Munder Bond Fund

CLASS A, B, C, K & Y SHARES

This prospectus describes the goals and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on the Fund’s investment strategies and risks, please read the section entitled “More About the Fund.” Certain terms used in this prospectus are defined in the Glossary. Unless this prospectus expressly provides otherwise, each goal, strategy and policy of the Fund may be changed by action of the Board of Trustees without shareholder approval.

GOAL AND PRINCIPAL

INVESTMENT STRATEGIES

Goal

The Fund’s primary goal is to provide a high level of current income. Its secondary goal is capital appreciation.

Principal Investment Strategies

The Fund pursues its goals by investing, under normal circumstances, at least 80% of its assets in a broad range of bonds. This investment strategy may not be changed without 60 days’ prior notice to shareholders.

Bonds in which the Fund typically invests may include:

-	U.S. government securities (including securities issued by agencies and instrumentalities of the U.S. government) and repurchase agreements collateralized by such securities;
-	obligations of domestic banks and corporations; and
-	mortgage and other asset-backed securities.

Bonds in which the Fund may invest also include, to a lesser extent:

-	obligations of state, local and foreign governments;
-	obligations of foreign banks and corporations;
-	zero coupon bonds, debentures and convertible debentures; and
-	stripped securities.

The Fund’s strategy focuses on areas where the advisor believes value can be added. These include credit analysis and analysis of such factors as interest rate relationships, the relative attractiveness of bond market sectors and the characteristics of individual issuers. The advisor invests in all bond market sectors and actively trades across issuers and sectors.

The Fund’s average life will generally range between four and fifteen years.

The Fund primarily purchases bonds that are rated investment grade or better, or if unrated, are of comparable quality. Investments in lower-rated securities are limited to 5% of the Fund’s assets.

1

The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.

The Fund may engage in short-term trading of portfolio securities. The Fund may also enter into futures contracts and credit default swaps.

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund’s portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

-	Credit (or Default) Risk

An issuer of a bond may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can also affect the bond’s liquidity and make it more difficult for the Fund to sell.

While U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. Certain agencies and instrumentalities are supported only by the right of the issuer to borrow from the U.S. Treasury, while others are supported only by their own credit. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if not required to do so by law.

-	Interest Rate Risk

An increase in prevailing interest rates will cause bonds held by the Fund to decline in value. When interest rates fall, the reverse is true. Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund’s share price will fluctuate in response to interest rate changes.

-	Prepayment Risk

The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as an asset-backed security or mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund’s income, total return and share price. Rates of prepayment, faster or slower than expected, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain types of mortgage-backed securities, such as collateralized mortgage obligations, may be more volatile and less liquid than other types.

-	Mortgage-Backed Security Risk

The Fund may invest a significant portion of its assets in mortgage-backed securities. The relationship between mortgage prepayment and interest rates

2

may give some high-yielding mortgage- backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in the periods of falling interest rates, the rate of mortgage prepayment tends to increase. During such periods, the reinvestment of prepayment proceeds by the Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages. Because of these and other reasons, a mortgage-backed security’s total return may be difficult to predict precisely. When the Fund purchases mortgage-backed securities at a premium, mortgage prepayments (which may be made at any time without penalty) may result in some loss of the Fund’s principal investment to the extent of the premium paid.

-	Foreign Securities Risk

Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards. Foreign securities that are denominated in a foreign currency also are subject to the risk that their values may fluctuate based upon changes in currency exchange rates.

-	Investment Grade Securities Risk

Many bonds are rated by nationally recognized statistical rating organizations (NRSROs). Securities rated investment grade (such as those rated BBB- or higher by S&P or Fitch or Baa3 or higher by Moody’s) are considered investment grade securities, but are riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

-	Short-Term Trading Risk

Short-term trading may result in increased portfolio turnover. A high portfolio turnover rate (100% or more) could produce trading costs and taxable distributions, which would detract from the Fund’s performance.

-	Derivatives Risk

The Fund may suffer a loss from its use of futures contracts or credit default swaps (“CDSs”), which are forms of derivatives. The primary risk with futures or CDSs is that small price movements can result in substantial gains or losses. Investments in derivatives also entail exposure to the credit risk of the derivative’s counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

-	When-Issued Securities and Delayed Delivery Risk

A purchase of “when-issued” securities refers to a transaction made conditionally

3

because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the counterparty may fail to deliver the security or cash on the settlement date. In some cases, the Fund may sell a security on a delayed delivery basis that it does not own, which may subject the Fund to additional risks generally associated with short sales. Among other things, the market price of the security may increase after the Fund enters into the delayed delivery transaction, and the Fund will suffer a loss when it purchases the security at a higher price in order to make delivery. In addition, the Fund may not always be able to purchase the security it is obligated to deliver at a particular time or at an acceptable price.

4

[THIS PAGE WAS INTENTIONALLY LEFT BLANK]

5

PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund’s performance for each of the last 10 calendar years. The table shows how the Fund’s average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index.

The annual returns in the bar chart are for the Fund’s oldest class of shares, Class Y shares. Performance of Class A, Class B, Class C and Class K shares, net of applicable sales charges, will have annual returns similar to those of the Class Y shares because all of the classes of shares are invested in the same portfolio of securities and have the same portfolio management. Because each class of shares has different sales charges, distribution fees, and/or service fees and expenses, the performance of each class will differ. Please see the section entitled “Fees and Expenses.”

When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Munder Bond Fund CLASS Y

TOTAL RETURN (%)

per calendar year

YTD through 9/30/07:	2.88%

Best Quarter:	4.76%	(quarter ended 6/30/98)
Worst Quarter:	(3.05)%	(quarter ended 6/30/04)

AVERAGE ANNUAL RETURNS

for periods ended December 31, 2006

	1 Year %	5 Years %	10 Years %	Since Inception %(1)
CLASS Y
Return Before Taxes	4.63	4.66	5.41	5.67
Return After Taxes on Distributions	2.95	2.88	3.21	3.33
Return After Taxes on Distributions and Sale of Fund Shares	2.98	2.92	3.25	3.38
Lehman Aggregate Bond Index(2) (reflects no deductions for fees, expenses or taxes)	4.33	5.06	6.24	6.67

6

	1 Year %	5 Years %	10 Years %	Since Inception %(1)
CLASS A
Return Before Taxes	0.22	3.54	4.71	5.23
Lehman Aggregate Bond Index(2) (reflects no deductions for fees, expenses or taxes)	4.33	5.06	6.24	6.52
CLASS B
Return Before Taxes	(1.38)	3.27	4.36	4.43
Lehman Aggregate Bond Index(2) (reflects no deductions for fees, expenses or taxes)	4.33	5.06	6.24	6.20
CLASS C
Return Before Taxes	2.59	3.62	4.38	4.40
Lehman Aggregate Bond Index(2) (reflects no deductions for fees, expenses or taxes)	4.33	5.06	6.24	6.32
CLASS K
Return Before Taxes	4.38	4.40	5.14	5.52
Lehman Aggregate Bond Index(2) (reflects no deductions for fees, expenses or taxes)	4.33	5.06	6.24	6.52

(1)	The inception dates for the Class Y, Class A, Class B, Class C and Class K shares are 12/1/91, 12/9/92, 3/13/96, 3/25/96 and 11/23/92, respectively. The index returns from inception for Class Y, Class A, Class B, Class C and Class K shares are from 12/1/91, 12/1/92, 3/1/96, 4/1/96 and 12/1/92, respectively.
(2)	The Lehman Brothers Aggregate Bond Index is an unmanaged index designed to measure the U.S. fixed-rate bond market, which includes publicly issued, fixed-rate, non-convertible, dollar-denominated, taxable U.S. government, corporate, mortgage pass-through and asset-backed securities rated investment grade or higher.

Average annual returns reflect the imposition of the maximum front-end or contingent deferred sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class Y shares. The after-tax returns for the Class A, Class B, Class C and Class K shares will vary from those shown for the Class Y shares because, as noted above and set forth below in the section entitled “Fees and Expenses,” each class has different sales charges, distribution fees and/or service fees, and expenses.

Historical information regarding the Fund, including prior names and benchmarks, is included in the Fund’s Statement of Additional Information.

7

FEES & EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

SHAREHOLDER FEES paid directly from your investment	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class Y Shares
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)	4%(a)	None	None	None	None
Maximum Contingent Deferred Sales Charge (CDSC) (as a % of the lesser of original purchase price or redemption proceeds)	None(b)	5%(c)	1%(d)	None	None
Maximum Sales Charge (load) imposed on reinvested dividends	None	None	None	None	None
Redemption Fees	None	None	None	None	None
Exchange Fees	None	None	None	None	None

ANNUAL FUND OPERATING EXPENSES paid from Fund assets (as a % of net assets)	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class Y Shares
Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.00%
Non-12b-1 Service Plan Fees	0.00%	0.00%	0.00%	0.25%	0.00%
Other Expenses	0.53%	0.53%	0.53%	0.53%	0.52%
Acquired Fund Fees and Expenses (e)(f)	0.00%	0.00%	0.00%	0.00%	0.00%

Total Annual Fund Operating Expenses including Acquired Fund Fees and Expenses (f)	1.28%	2.03%	2.03%	1.28%	1.02%

(a)	The sales charge declines as the amount invested increases.
(b)	A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. If you redeem within one year of purchase Class A shares that were purchased with no initial sales charge as part of an investment of $1 million or more, a 1% CDSC may apply upon redemption.
(c)	The CDSC applies to redemptions of Class B shares within six years of purchase and declines over time.
(d)	The CDSC applies to redemptions of Class C shares within one year of purchase.
(e)	Acquired Fund Fees and Expenses reflect the pro-rata portion of the fees and expenses charged by any underlying funds in which the Fund may invest, including money market funds and ETFs.
(f)	Acquired Fund Fees and Expenses are less than 0.01% of the average net assets of the Fund.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A Shares	Class B Shares*		Class B Shares**		Class C Shares*	Class C Shares**	Class K Shares	Class Y Shares
1 Year	$525	$706		$206		$306	$206	$130	$104
3 Years	$790	$937		$637		$637	$637	$406	$325
5 Years	$1,074	$1,293		$1,093		$1,093	$1,093	$702	$563
10 Years	$1,883	$2,166	***	$2,166	***	$2,358	$2,358	$1,545	$1,248

*	Assumes you sold your shares at the end of the time period.
**	Assumes you stayed in the Fund.
***	Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) of the Fund on the first business day of the month following the eighth anniversary of the issuance.

8

GLOSSARY

The Glossary explains certain terms used throughout this prospectus.

Fixed Income or Debt Securities, also known as bonds, are securities that pay interest at set times at either fixed, floating or variable rates, or which are issued at a discount to their principal amount instead of making periodic interest payments. Fixed income securities include corporate bonds, debentures and other similar corporate debt instruments, zero coupon bonds and variable amount master demand notes.

Foreign Securities include direct investments in non-U.S. dollar-denominated securities that are traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers that are traded in the U.S. Foreign securities also include yankee bonds, which are U.S. dollar-denominated bonds issued in the U.S. by foreign banks and corporations or their domestic affiliates.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers’ acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. government securities.

Repurchase Agreements are agreements to purchase securities from banks of broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS

In determining the rating of an investment, the Fund may rely on credit ratings issued by credit rating agencies registered with the SEC as nationally recognized statistical rating organizations (NRSROs). The following rating agencies are NRSROs:

Moody’s Investor Service, Inc. (Moody’s)

Fitch Ratings, Inc. (Fitch)

Standard & Poor’s Rating Services (S&P)

MORE ABOUT THE FUND

The following sections provide additional information about the Fund’s principal investment strategies and risks and describe certain other applicable investment strategies and risks of the Fund. The Fund may use other techniques and invest in other securities and is subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Fund’s principal investment strategies and principal risks please read the sections entitled “Goal and Principal Investment Strategies” and “Principal Risks” beginning on page 1 of this prospectus.

9

FURTHER INFORMATION

REGARDING THE FUND’S

PRINCIPAL INVESTMENT

STRATEGIES AND RISKS

ASSET-BACKED SECURITIES

Asset-backed securities are debt securities backed by mortgages, installment sales contracts and credit card receivables or other assets. The securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. In effect, these securities “pass through” the monthly payments that individual borrowers make on their mortgage or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). These securities may be issued in multiple classes with each class having its own interest rate and/or final payment date.

-	Investment Strategy

The Fund may invest a portion of its assets in asset-backed securities.

-	Special Risks

In addition to credit and market risk, asset-backed securities may involve prepayment risk if the underlying assets (loans) may be prepaid at any time. The value of asset-backed securities may also change because of actual or perceived changes in the credit worthiness of the originator, the servicing agent, the financial institution providing the credit support, or the counterparty.

Like other fixed income securities, when interest rates rise, the value of an asset- backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage- backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral.

DERIVATIVES

Derivative instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, interest rate swaps, credit default swaps and forward currency exchange contracts.

-	Investment Strategy

The Fund may, but is not required to, use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another), for managing certain risks (such as yield curve exposure, interest rate risk or credit risk), for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. Hedging may relate to a specific investment, a group of investments, or a Fund’s portfolio as a whole. The Fund will not use derivatives for speculative purposes.

There can be no assurance that the Fund will use derivatives to hedge any

10

particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful.

-	Special Risks

The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

FOREIGN SECURITIES

Foreign securities in which the Fund typically invests are yankee bonds, which are U.S. dollar-denominated bonds issued in the U.S. by foreign banks and corporations. Foreign securities in which the Fund may invest also include direct investments in non-U.S. dollar-denominated securities that are traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers that are traded in the U.S.

-	Investment Strategy

The Fund may invest up to 25% of its total assets in foreign securities.

-	Special Risks

Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

Direct investments in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

To the extent the Fund invests in foreign currency-denominated securities, fluctuations in currency exchange rates, which may be significant over short periods of time, will cause the Fund’s net asset value to fluctuate as well. A

11

decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that the Fund is invested in foreign currency-denominated securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund’s net currency positions may expose it to risks independent of its securities positions.

INVESTMENT GRADE CREDIT RATINGS

A security is considered investment grade if, at the time of purchase, it is rated:

•	BBB- or higher by S&P;
•	Baa3 or higher by Moody’s; or
•	BBB- or higher by Fitch.

Whether or not a security is investment grade will be determined based on the ratings given by the NRSROs consulted by the Advisor. If more than two agencies have rated the security, the median rating will be used. If only two agencies have rated the security, the lower rating will be used. If a single agency has rated the security, that rating will be used.

-	Investment Strategy

Fixed income and convertible securities purchased by the Fund will generally be rated at least investment grade, except that the Fund may also invest in unrated securities if the advisor believes they are comparable in quality.

-	Special Risks

Although securities rated BBB- by S&P or Fitch or Baa3 by Moody’s are considered investment grade, they have certain speculative characteristics. Therefore, they may be subject to a higher risk of default than obligations with higher ratings. Subsequent to its purchase by the Fund, an unrated security may be rated, a rated security may cease to be rated or rated security’s rating may be reduced. The advisor will consider such an event in determining whether the Fund should continue to hold the security.

U.S. GOVERNMENT SECURITIES

U.S. government securities may be backed by the full faith and credit of the U.S. Treasury, by the right to borrow from the U.S. Treasury, or by the agency or instrumentality issuing or guaranteeing the security. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if it is not obligated to do so by law. U.S. government securities include mortgage-backed securities that are issued by agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association.

OTHER INVESTMENT

STRATEGIES AND RISKS

BORROWING

-	Investment Strategy

The Fund may borrow from banks in an amount up to 33 1/ 3% of the Fund’s assets, including the amount borrowed. The Fund may also issue a note evidencing a temporary loan (i.e., one that must be repaid within 60 days), as

12

long as it does not exceed 5% of the Fund’s total assets.

-	Special Risks

Borrowings by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund’s net asset value will decline in value by proportionately more than the decline in value of the securities.

EQUITY SECURITIES

-	Investment Strategy

The Fund may invest in equity securities or securities with equity characteristics.

-	Special Risks

The value of the equity securities in which the Fund may invest may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

EXCHANGE-TRADED FUNDS (ETFs)

ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear its pro rata portion of the ETF’s expenses.

-	Investment Strategy

The Fund may purchase an ETF to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.

-	Special Risks

The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, the Fund may realize additional income gains or losses.

-	Investment Strategy

The Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 33 1/3% of the value of the Fund’s total assets (including the loan collateral).

-	Special Risks

The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

STRIPPED SECURITIES

These securities are issued by the U.S. government (or agency or instrumentality), foreign governments or banks and other financial institutions. They entitle the holder to receive either interest payments or principal payments that have been “stripped” from a debt obligation. These obligations include participations in

13

trusts that hold U.S. Treasury or agency securities.

-	Special Risks

Stripped securities may be sensitive to changes in interest rates and to the rate of principal repayments. A rapid or unexpected increase in mortgage prepayments could severely depress the price of certain stripped mortgage-backed securities and adversely affect the Fund’s total returns.

TEMPORARY AND DEFENSIVE INVESTING

The Fund may invest all or any portion of its assets in short-term obligations, such as U.S. government obligations, high-quality money market instruments, repurchase agreements with maturities of 13 months or less and exchange-traded funds.

-	Investment Strategy

The Fund may invest in short-term obligations, pending investment, in order to meet redemption requests or as a defensive measure in response to adverse market or economic conditions.

-	Special Risks

The Fund may not achieve its investment objective when its assets are invested in short-term obligations.

VARIABLE AND FLOATING RATE INSTRUMENTS

Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These instruments include variable amount master demand notes.

-	Special Risks

As in the case of all fixed income securities, variable and floating rate instruments are subject to credit risk and interest rate risk.

ZERO COUPON BONDS

These are securities issued at a discount from their face value because interest payments are typically postponed until maturity.

-	Special Risks

The market prices of zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Fund’s investments in zero coupon bonds may require the Fund to sell some of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

PUBLICATION OF PORTFOLIO HOLDINGS

The Fund publishes a complete list of its portfolio holdings as of the end of each calendar month not earlier than 30 days after the end of such month on the Munder Funds website (www.munder.com) under the “All Holdings” link on the Fund’s Profile Page. The three most recent previously published month-end portfolio holdings lists can be accessed through the “Historical All Holdings” link on the Fund’s Profile Page. The Fund may also publish other information on the Fund’s Profile Page relating to its portfolio holdings (e.g., top ten holdings, sector

14

information and other portfolio characteristic data) as of the end of the calendar month not earlier than 15 days after the end of such month. A description of the Fund’s policies and procedures with respect to the disclosure of information regarding the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

YOUR INVESTMENT

15

PURCHASING SHARES

You may purchase Class A shares of the Fund at the net asset value (NAV) next determined after your purchase order is received in proper form, plus any applicable sales charge.

You may purchase Class B, Class C, Class K or Class Y shares of the Fund at the NAV next determined after your purchase order is received in proper form.

Class B, Class K and Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding eligibility requirements.

Broker-dealers or financial intermediaries (other than the Fund’s distributor) may charge you additional fees for shares you purchase through them.

For information regarding policies and procedures associated with purchasing shares of the Fund, including minimum investment requirements, please see the Shareholder Guide.

EXCHANGING SHARES

You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs.

For information regarding policies and procedures associated with exchanging shares, please see the Shareholder Guide.

REDEEMING SHARES

You may redeem shares at the NAV next determined after your redemption request is received in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC).

For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the Shareholder Guide.

The Fund offers Class A, Class B, Class C, Class K and Class Y shares through this prospectus. A summary comparison of the various classes appears in the table on the following pages. Please see the Shareholder Guide for more information regarding each class of shares.

Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase, the intended length of your investment and your eligibility to purchase those shares. In estimating the costs of investing in a particular class of shares, you should consider both ongoing annual expenses, including applicable Rule 12b-1 distribution and service fees and/or other service fees as described in the section entitled “Distribution and Service Fees,” and any initial sales charge or CDSC.

Class A Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement or education savings plan.

Initial Sales Charge	Up to 4.00% (reduced for purchases of $100,000 or more, and eliminated for purchases of $1 million or more and certain categories of investors).

Contingent Deferred Sales Charge	None (except that a 1.00% charge applies on certain redemptions made within one year of a $1 million investment for which no sales charge was paid).

Distribution and/or Service Fees	Rule 12b-1 fees of 0.25% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	None

Conversion Feature	None

SHARE CLASS SELECTION

16

Class B Shares
Purchase Availability	Available to a limited group of investors for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge	Starts at 5.00% and declines to 0% six years after purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	$50,000

Conversion Feature	Automatic conversion to Class A shares on the first business day of the month following the eighth anniversary of issuance, reducing future annual expenses.*

Class C Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge	1.00% on redemptions made within one year of purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	$1 million

Conversion Feature	None

Class K Shares
Purchase Availability	Available only through selected financial institutions. Not available for direct investment in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Service fees of 0.25% annually.

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	None

*	Please see the Statement of Additional Information for information regarding the conversion feature for Class B shares purchased prior to June 16, 2003.

17

Class Y Shares
Purchase Availability	Available only to institutional investors, investors purchasing through financial intermediaries, investors purchasing through retirement plans that meet certain conditions, and investors with specific relationships with Munder Capital Management or the Munder Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	None

Initial Purchase Minimum	$1 million (reduced or eliminated for certain categories of investors).

Purchase Maximum	None
Conversion Feature	None

APPLICABLE SALES CHARGES

Access to the following information is available through the Munder Funds website at www.munder.com under the “Sales Charges and Fees” link on the Fund’s Profile Page.

FRONT-END SALES CHARGE - CLASS A SHARES

You can purchase Class A shares at the offering price, which is the NAV plus an initial sales charge. Shares purchased through reinvestment of distributions are not subject to a sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are as follows:

	Sales Charge* as a Percentage of
	Offering Price %		Net Amount Invested %
Less than $100,000	4.00		4.17
$100,000 but less than $250,000	3.00		3.09
$250,000 but less than $500,000	2.00		2.04
$500,000 but less than $1,000,000	1.25		1.27
$1,000,000 or more	None	**	None	**

*	Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.
**	No initial sales charge applies on investments of $1 million or more; however, a CDSC of 1% is imposed on certain redemptions within one year of purchase.

18

SALES CHARGE WAIVERS AND REDUCTIONS - CLASS A SHARES

General

We will waive the initial sales charge on Class A shares for the following types of purchasers:

1.    investors that have an investment account with the Fund’s investment advisor;

2.    full-time employees and retired employees of the Fund’s investment advisor or its affiliates, employees of the Fund’s service providers, and immediate family members of the foregoing persons;

3.    registered broker-dealers, financial intermediaries, or their agents that have entered into selling agreements with the Fund’s distributor, if the shares are (a) purchased for their own accounts, (b) purchased for retirement plans of their employees or (c) sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;

4.    qualified employee benefit plans, employer-sponsored retirement plans and other employer-sponsored plans or accounts that meet certain criteria established by the Funds;

5.    individuals who reinvest distributions from a qualified retirement plan managed by the Fund’s investment advisor;

6.    individuals who reinvest the proceeds of redemptions from Class K or Class Y shares of another Munder Fund within 60 days of redemption;

7.    banks, trust companies and other financial institutions that trade for the accounts of their clients through the NSCC’s Trust Fund/SERV system;

8.    fee-based financial intermediaries or employee benefit plan consultants acting for the accounts of their clients; and

9.    qualified education savings plans established in accordance with Section 529 of the Internal Revenue Code.

You should inform the Funds or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies. The Funds or your broker or other financial intermediary may request additional information in order to verify your eligibility for the waiver.

For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions

You may qualify for reduced sales charges in the following cases:

Letter of Intent

If, over a 13-month period, you intend to purchase Class A shares of one or more Munder Funds that, in the aggregate, will total over $25,000, we will apply a sales charge to each of your purchases based on the aggregate level of investment. Sales charge reductions for Equity Funds (except the Index 500 Fund) begin when aggregate investments exceed $25,000. For the Index 500 Fund and all other Munder Funds, sales charge reductions begin when aggregate investments exceed $100,000.

To qualify, you must complete the Letter of Intent section of your Account Application or contact your broker or financial intermediary. By doing so, you indicate your non-binding intent to invest a certain amount over a 13-month period. Any sales charge on Class A shares you purchase during the 13 months will then be based on

19

the total amount specified in your Letter of Intent. You can apply the market value of any class of shares of non-money market Munder Funds you own at the time you establish your Letter of Intent toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid on purchasing any such eligible shares). You should inform the Funds that you have a Letter of Intent each time you make an investment.

Although you are not obligated to purchase the amount specified in your Letter of Intent, if you purchase less than the amount specified, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made.

Right of Accumulation

For purposes of calculating the sales charge applicable at the time of a Class A shares purchase, an individual shareholder may combine certain holdings and purchases, as described below. You may add to the amount of your purchase the market value of any class of shares of non-money market Munder Funds (regardless of the amount of any sales charge paid on such shares) already owned by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. When calculating the sales charge, you may also combine purchases of any class of shares of non-money market Munder Funds that are made by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary.

If you purchase shares directly from the Munder Funds, you should notify us to ensure you receive the proper reduction. If you purchase shares through a broker or other financial intermediary, you should consult with your broker or financial intermediary prior to making a purchase.

Additional Information

In order to obtain a sales charge reduction under a Letter of Intent or Right of Accumulation, you should inform the Funds or your broker or other financial intermediary at the time of purchase of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales charge reduction. You also may need to provide the Funds or your broker or other financial intermediary information such as account statements in order to verify your eligibility for the sales charge reduction. This may include, if applicable, information or records regarding:

-	shares of the Munder Fund(s) held in all accounts you may have with a broker or another financial intermediary; and
-	shares of the Munder Fund(s) held at any financial intermediary in accounts of family members, such as your spouse or minor children.

For further information on sales charge reductions, call (800) 438-5789.

CDSCs

You are subject to a CDSC when you redeem:

-	Class A shares purchased within one year of redemption as part of an investment of $1 million or more if a sales commission was paid at the time of investment;
-	Class B shares within six years of buying them; or

20

-	Class C shares within one year of buying them.

These time periods include the time you held Class A, Class B or Class C shares of another Munder Fund which you may have exchanged for Class A, Class B or Class C shares of the Bond Fund.

The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC.

The CDSC for Class A shares and Class C shares, if applicable, is 1.00%.

The CDSC schedule for Class B shares is set forth below.

Redemption	CDSC
Within One Year of Purchase	5.00%
Within Two Years of Purchase	4.00%
Within Three Years of Purchase	3.00%
Within Four Years of Purchase	3.00%
Within Five Years of Purchase	2.00%
Within Six Years of Purchase	1.00%
More than Six Years After Purchase	0.00%

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 per share (for a total cost of $10,000). Three and one-half years later, assume the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, i.e., 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate for redemptions made within four years of purchase).

CDSC WAIVERS

We will waive any otherwise applicable CDSC payable upon redemptions of Class B or Class C shares for:

-	redemptions made within one year after the death or permanent disability (as defined by the Social Security Administration) of a named owner in the account registration;
-	minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2; and
-

(Class B shares only) redemptions through a Systematic Withdrawal Plan (SWP) of up to 10% per year of an account’s NAV. For example, if your balance at the time a SWP is established is $12,000, you may establish a $100 monthly or $300 quarterly (or $1,200 annual for IRA or 403(b) accounts) SWP without being subject to a CDSC for the year. For more information about enrolling in a SWP, please see the Shareholder Guide.

Other waivers of the CDSC on Class B or Class C shares may apply. Please see the Fund’s Statement of Additional Information or call (800) 438-5789 for more details.

21

DISTRIBUTION AND SERVICE FEES

DISTRI BUTION AND SERVICE PLAN FEES

The Fund has a Distribution and Service Plan with respect to its Class A, Class B, Class C and Class K shares. The Plan permits the Fund to pay distribution and other fees for the sale of Class A, Class B and Class C shares and for services provided to shareholders of Class A, Class B, Class C and Class K shares.

Payments made under the Plan by Class A, Class B and Class C shares, but not payments under the Plan by Class K shares, are made pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Fund may pay up to 0.25% of the average daily net assets of the Fund attributable to Class A, Class B, Class C and Class K shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.75% of the average daily net assets of the Fund attributable to Class B and Class C shares to finance activities relating to the distribution of those shares.

Because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A, Class B, Class C and Class K shares of the Fund, and may cost you more than paying other types of sales charges.

OTHER PAYMENTS TO THIRD PARTIES

In addition to paying fees under the Fund’s Distribution and Service Plan, the Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor, for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Fund’s advisor or distributor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund, including affiliates of the advisor. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service and other fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Fund’s advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

In addition, while the Fund’s distributor typically pays to intermediaries most of the front-end sales charge applicable to sales of Fund shares by such intermediaries, the Fund’s distributor may on occasion pay the entire front-end sales charge to such intermediaries. For more information regarding these arrangements, please read

22

“Additional Compensation Paid to Intermediaries” in the Statement of Additional Information.

From time to time, the Fund’s advisor or distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

VALUING FUND SHARES

The Fund’s NAV is calculated each day on which the New York Stock Exchange (NYSE) is open. The NAV per share is the value of a single Fund share. The Fund calculates NAV separately for each class. NAV is calculated by:

(1)	taking the total value of the Fund’s assets allocated to a particular class of shares,
(2)	subtracting the liabilities and expenses charged to that class, and
(3)	dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the Fund will accelerate its NAV calculation and transaction deadlines to that time.

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Because foreign markets may be open at different times and on different days than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell their shares. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. (Eastern Time).

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

23

Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation should a significant event occur subsequent to the close of the foreign securities exchanges. The Fund may also fair value its foreign securities when a particular foreign market is closed but the Fund is open. This policy is intended to assure the Fund’s NAV appropriately reflects securities’ values at the time of pricing.

Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, and/or country specific information. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

In accordance with procedures established by the Board of Trustees to fair value the Fund’s securities, the advisor has established a pricing committee to serve as its formal oversight body for the valuation of the Fund’s securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees of the Fund at the next regularly scheduled quarterly meeting of the Board.

DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund’s net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund declares and pays dividend distributions, if any, monthly.

The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital, generally a non-taxable distribution to the extent of (and in reduction of) a shareholder’s basis in the Fund. You should treat any such distribution in excess of your basis in your shares as gain from a sale or exchange of the shares.

The Fund will generally pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application notify the Fund by calling (800) 438-5789.

24

FEDERAL TAX CONSIDERATIONS

Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. Because all or nearly all of the Fund’s income is from interest, distributions will not be eligible for the 15% rate on dividends. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES OR EXCHANGES

If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange).

Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you may, subject to certain restrictions, recognize a taxable loss on the sale of shares of the Fund.

OTHER CONSIDERATIONS

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

25

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

Founded in 1985, Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009, is the investment advisor of the Fund. As of June 30, 2007, MCM had approximately $29.6 billion in assets under management, made up of $12.3 billion in actively managed equity securities, $5.6 billion in fixed income securities and $11.7 billion in cash management assets.

MCM provides overall investment management for the Fund, and research and credit analysis concerning the Fund’s portfolio securities and is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended June 30, 2007, the Fund paid an advisory fee at an annual rate of 0.50% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund is available in the Fund’s Annual Report dated June 30, 2007.

PORTFOLIO MANAGEMENT TEAM

The Fund is co-managed by Michael J. Krushena and Peter G. Root. Mr. Krushena is primarily responsible for the day-to-day management of the Fund’s assets.

Michael J. Krushena, CFA, Senior Portfolio Manager, has been co-manager of the Fund since 2002. Mr. Krushena joined MCM in 2000, and manages fixed income and cash portfolios and trades asset-backed and corporate bonds for institutional, individual and mutual fund accounts.

Peter G. Root, Managing Director, Chief Investment Officer, Fixed Income has been co-manager of the Fund since 1999. Mr. Root oversees MCM’s fixed income area, directing fixed income strategy, managing institutional portfolios, and trading securities. He also co-manages the Munder Intermediate Bond Fund and is lead manager of Munder International Bond Fund. Mr. Root joined MCM in 1991 as a fixed income portfolio manager, and has been actively managing portfolios and working with clients since that time.

Additional information about the compensation of members of the portfolio management team, other accounts managed by these individuals, and their ownership of securities in the Fund is available in the Fund’s Statement of Additional Information.

26

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report along with the Fund’s financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. Our website, www.munder.com, contains the Fund’s most recent annual and semi-annual reports. You may also obtain the annual and semi-annual reports, and Statement of Additional Information without charge by calling (800) 438-5789.

BOND FUND(a) (CLASS A)	Year Ended 6/30/07(b) Class A	Year Ended 6/30/06(b) Class A	Year Ended 6/30/05(b) Class A	Year Ended 6/30/04(b) Class A	Year Ended 6/30/03(b) Class A
Net asset value, beginning of period	$9.12	$9.65	$9.47	$9.89	$9.34

Income/(loss) from investment operations:
Net investment income	0.42	0.35	0.33	0.35	0.40
Net realized and unrealized gain/(loss) on investments	0.14	(0.48)	0.26	(0.37)	0.60

Total from investment operations	0.56	(0.13)	0.59	(0.02)	1.00

Less distributions:
Dividends from net investment income	(0.44)	(0.40)	(0.41)	(0.40)	(0.45)

Total distributions	(0.44)	(0.40)	(0.41)	(0.40)	(0.45)

Net asset value, end of period	$9.24	$9.12	$9.65	$9.47	$9.89

Total return (c)	6.24%	(1.41)%	6.33%	(0.24)%	10.93%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$10,468	$14,038	$5,239	$4,117	$5,019
Ratio of operating expenses to average net assets	1.28%	1.33%	1.42%	1.25%	1.10%
Ratio of net investment income to average net assets	4.55%	3.77%	3.39%	3.67%	4.14%
Portfolio turnover rate	55%	68%	79%	148%	207%
Ratio of operating expenses to average net assets without expense waivers	1.28%	1.33%	1.42%	1.25%	1.10%

(a)	The Munder Bond Fund Class A Shares commenced operations on December 9, 1992.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

27

BOND FUND(a) (CLASS B)	Year Ended 6/30/07(b) Class B	Year Ended 6/30/06(b) Class B	Year Ended 6/30/05(b) Class B	Year Ended 6/30/04(b) Class B	Year Ended 6/30/03(b) Class B
Net asset value, beginning of period	$9.12	$9.65	$9.48	$9.89	$9.35

Income/(loss) from investment operations:
Net investment income	0.35	0.28	0.25	0.28	0.32
Net realized and unrealized gain/(loss) on investments	0.14	(0.48)	0.26	(0.37)	0.59

Total from investment operations	0.49	(0.20)	0.51	(0.09)	0.91

Less distributions:
Dividends from net investment income	(0.37)	(0.33)	(0.34)	(0.32)	(0.37)

Total distributions	(0.37)	(0.33)	(0.34)	(0.32)	(0.37)

Net asset value, end of period	$9.24	$9.12	$9.65	$9.48	$9.89

Total return (c)	5.44%	(2.15)%	5.42%	(0.87)%	9.98%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,367	$3,803	$3,498	$5,522	$9,267
Ratio of operating expenses to average net assets	2.03%	2.09%	2.17%	2.00%	1.85%
Ratio of net investment income to average net assets	3.80%	2.97%	2.64%	2.92%	3.39%
Portfolio turnover rate	55%	68%	79%	148%	207%
Ratio of operating expenses to average net assets without expense waivers	2.03%	2.09%	2.17%	2.00%	1.85%

(a)	The Munder Bond Fund Class B Shares commenced operations on March 13, 1996.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

28

BOND FUND(a) (CLASS C)	Year Ended 6/30/07(b) Class C	Year Ended 6/30/06(b) Class C	Year Ended 6/30/05(b) Class C	Year Ended 6/30/04(b) Class C	Year Ended 6/30/03(b) Class C
Net asset value, beginning of period	$9.17	$9.70	$9.52	$9.94	$9.39

Income/(loss) from investment operations:
Net investment income	0.36	0.29	0.26	0.28	0.33
Net realized and unrealized gain/(loss) on investments	0.13	(0.49)	0.26	(0.38)	0.59

Total from investment operations	0.49	(0.20)	0.52	(0.10)	0.92

Less distributions:
Dividends from net investment income	(0.37)	(0.33)	(0.34)	(0.32)	(0.37)

Total distributions	(0.37)	(0.33)	(0.34)	(0.32)	(0.37)

Net asset value, end of period	$9.29	$9.17	$9.70	$9.52	$9.94

Total return (c)	5.41%	(2.13)%	5.50%	(0.97)%	10.05%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,682	$1,620	$523	$543	$1,036
Ratio of operating expenses to average net assets	2.03%	2.09%	2.17%	2.00%	1.85%
Ratio of net investment income to average net assets	3.80%	3.02%	2.64%	2.92%	3.39%
Portfolio turnover rate	55%	68%	79%	148%	207%
Ratio of operating expenses to average net assets without expense waivers	2.03%	2.09%	2.17%	2.00%	1.85%

(a)	The Munder Bond Fund Class C Shares commenced operations on March 25, 1996.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

29

BOND FUND(a) (CLASS K)	Year Ended 6/30/07(b) Class K	Year Ended 6/30/06(b) Class K	Year Ended 6/30/05(b) Class K	Year Ended 6/30/04(b) Class K	Year Ended 6/30/03(b) Class K
Net asset value, beginning of period	$9.13	$9.66	$9.48	$9.90	$9.35

Income/(loss) from investment operations:
Net investment income	0.42	0.35	0.33	0.36	0.40
Net realized and unrealized gain/(loss) on investments	0.14	(0.48)	0.26	(0.38)	0.60

Total from investment operations	0.56	(0.13)	0.59	(0.02)	1.00

Less distributions:
Dividends from net investment income	(0.44)	(0.40)	(0.41)	(0.40)	(0.45)

Total distributions	(0.44)	(0.40)	(0.41)	(0.40)	(0.45)

Net asset value, end of period	$9.25	$9.13	$9.66	$9.48	$9.90

Total return (c)	6.23%	(1.41)%	6.32%	(0.24)%	10.92%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$26,987	$32,965	$9,786	$12,444	$40,172
Ratio of operating expenses to average net assets	1.28%	1.34%	1.42%	1.25%	1.10%
Ratio of net investment income to average net assets	4.55%	3.77%	3.39%	3.67%	4.14%
Portfolio turnover rate	55%	68%	79%	148%	207%
Ratio of operating expenses to average net assets without expense waivers	1.28%	1.34%	1.42%	1.25%	1.10%

(a)	The Munder Bond Fund Class K Shares commenced operations on November 23, 1992.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Total return represents aggregate total return for the period indicated.

30

BOND FUND(a) (CLASS Y)	Year Ended 6/30/07(b) Class Y	Year Ended 6/30/06(b) Class Y	Year Ended 6/30/05(b) Class Y	Year Ended 6/30/04(b) Class Y	Year Ended 6/30/03(b) Class Y
Net asset value, beginning of period	$9.13	$9.66	$9.49	$9.90	$9.36

Income/(loss) from investment operations:
Net investment income	0.45	0.37	0.35	0.38	0.42
Net realized and unrealized gain/(loss) on investments	0.14	(0.48)	0.25	(0.37)	0.59

Total from investment operations	0.59	(0.11)	0.60	0.01	1.01

Less distributions:
Dividends from net investment income	(0.47)	(0.42)	(0.43)	(0.42)	(0.47)

Total distributions	(0.47)	(0.42)	(0.43)	(0.42)	(0.47)

Net asset value, end of period	$9.25	$9.13	$9.66	$9.49	$9.90

Total return (c)	6.49%	(1.16)%	6.48%	0.12%	11.07%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$47,681	$23,006	$17,622	$31,590	$45,110
Ratio of operating expenses to average net assets	1.02%	1.11%	1.17%	1.00%	0.85%
Ratio of net investment income to average net assets	4.81%	3.99%	3.65%	3.92%	4.39%
Portfolio turnover rate	55%	68%	79%	148%	207%
Ratio of operating expenses to average net assets without expense waivers	1.02%	1.11%	1.17%	1.00%	0.85%

(a)	The Munder Bond Fund Class Y Shares commenced operations on December 1, 1991.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Total return represents aggregate total return for the period indicated.

31

SHAREHOLDER GUIDE

Dated October 31, 2007

The Shareholder Guide provides information regarding the purchase, redemption and exchange of shares of the Munder Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Munder Funds Class A, B, C, I, K, R & Y shares Prospectuses dated October 31, 2007. Not all Funds offer all classes of shares.

HOW TO REACH THE FUNDS

CONTACT SHAREHOLDER SERVICES

For account inquiries or information, literature, forms, etc.:

By telephone:

1-800-438-5789

By mail:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

By overnight delivery:	The Munder Funds

101 Sabin Street Pawtucket, RI 02860

For other inquiries or complaints:

By telephone:

1-800-468-6337

By mail:

The Munder Funds

Attn: Secretary

480 Pierce St. Birmingham, MI 48009

By e-mail:	fundcontact@munder.com

PURCHASE INFORMATION

WHO MAY PURCHASE SHARES

Class A & Class C Shares

All investors are eligible to purchase Class A or Class C shares.

Class B Shares

Class B Shares of the Munder Funds are available for purchase only as follows:

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B shares of a Munder Fund in additional Class B shares of that Fund;

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase Class B shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a

S - 1

trust for which the existing registered owner is the trustee or beneficiary;
-

401(k) retirement plans (and other similar group retirement plans) that offered Class B shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B shares of that Munder Fund and may purchase additional Class B shares of that Fund in existing participant accounts;

-

401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B shares of a Munder Fund as an investment option, may open participant accounts in Class B shares of that Fund; and

-

Any client or customer of a broker, financial intermediary or other financial institution that (i) received a sales presentation within the six months prior to February 28, 2007 that included Class B shares of one or more Munder Funds as an investment option and (ii) was identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B shares of a Munder Fund may purchase Class B shares.

If all Class B shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in this Shareholder Guide, then the shareholder’s account will be closed. Such former holders of Class B shares will not be able to buy additional Class B shares or reopen a Class B shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in this Shareholder Guide.

The Munder Funds reserve the right to revise the scope of the limited offering described above or to change these policies at any time.

Class K Shares

Customers (and their immediate family members) of banks and other institutions that have entered into agreements with the Funds to provide shareholder services for Class K shareholders may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. Financial institutions (or their nominees) acting on behalf of their customers, will normally be the holders of record of Fund shares and will reflect their customers’ beneficial ownership of shares in the account statements provided by them to their customers.

The Funds may refuse any purchase orders from ineligible investors who select Class K shares.

Class R Shares

Investors may purchase Class R shares only through participation in certain programs where program-level or omnibus accounts are held on the books of the Funds, including without limitation:

-	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit

S - 2

sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans; and
-	Managed account programs sponsored by a broker-dealer, registered investment adviser or bank trust department.

The Funds may refuse any purchase orders from ineligible investors who select Class R shares.

Class Y Shares

Only the following investors may purchase Class Y shares:

-

institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; and investment companies);

-	investment advisors, broker-dealers and other financial intermediaries acting for their own accounts or for the accounts of their clients;
-	Trustees and officers of the Munder Funds and their immediate family members;
-	employees and retired employees of the Funds’ investment advisor;
-	Munder Capital Management’s investment advisory clients; and
-	immediate family members of employees of the Funds’ investment advisor.

The Funds may refuse any purchase orders from ineligible investors who select Class Y shares.

Class I Shares

Individual investors and institutional investors may purchase Class I shares.

METHODS FOR PURCHASING SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Intermediary and/or Financial Institution

Any broker, financial intermediary or other financial institution authorized by the Munder Funds or the Funds’ distributor can sell you shares of the Funds. Please note that brokers, financial intermediaries or other financial institutions may charge you fees in connection with purchases of shares. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail

For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

You must also specify the Fund and class of shares you wish to purchase on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase may be refused or you may be invested in Class A shares, if offered.

S - 3

For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for the amount of your investment to the address listed above. We reserve the right to refuse investments of less than $50 and any form of payment, including without limitation cash, temporary checks, credit cards or third-party checks.

By Wire

For new accounts, you must complete, sign and mail an Account Application to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below. To obtain an Account Application, your account number or more information, call (800) 438-5789.

Wire Instructions

Bank ABA/Routing #: 031000053

Bank Account Number: 8606905396

Bank Account Name: The Munder Funds

RFB: (Fund Name and Class)

OBI: (Your Name and Acct #)

You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer (EFT)

For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Account Application with the Banking Information section completed and you must not decline your EFT purchase privilege. Once your account has been established, you can make investments by EFT.

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or visit www.munder.com to establish an Internet login and password for online transactions.

Please note that EFT transactions usually require two days to complete.

Through the Automatic Investment Plan (AIP)

Under an AIP, you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP without notice if your bank account has insufficient funds at the time of a scheduled deduction or for any other reason on 30 days’ written notice to you.

POLICIES FOR PURCHASING SHARES

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial

S - 4

institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

-	Name;

-	Date of birth (for individuals);

-	Residential or business street address (although post office boxes are still permitted for mailing); and

-	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, we may restrict your ability to purchase additional shares of a Fund until your identity is verified. We may also close your account or take other appropriate action if we are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed (less any applicable CDSC). In addition, you will not be entitled to recoup from the Funds any sales charges paid in connection with your purchase of Fund shares. Any otherwise applicable short-term trading fee will not, however, be assessed on accounts that are closed for this reason.

Investment Minimums

(Class A, B & C Shares)

With respect to any Class A, B or C shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class A, Class B and Class C shares is $2,500 per Fund for all accounts, with the following exceptions. The minimum initial investment for all types of Individual Retirement Accounts (IRAs), Education Savings Accounts (ESAs), 403(b), Uniform Gifts to Minors Act (UGMA) and Uniform Transfer to Minors Act (UTMA) accounts is $500. Subsequent investments of less than $50 per Fund for all account types may be refused. If you use the Automatic Investment Plan (AIP), the minimum initial and subsequent investment per Fund is $50.

Investment minimums do not apply to purchases made through eligible retirement plans (or similar group accounts) or eligible wrap-fee programs (or similar programs). For this purpose, “eligible

S - 5

retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees. “Eligible wrap-fee and similar programs” are those which have been approved by an officer of the Fund.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

If you wish to invest more than $50,000, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A or Class C shares. If you wish to invest more than $1 million, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A shares.

Investment Minimums

(Class K & R Shares)

There is no minimum initial or subsequent investment for Class K or Class R shares.

Investment Minimums (Class Y Shares)

With respect to any Class Y shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class Y shares is $1 million per Fund for each Class Y shares account.

A reduced initial investment minimum of $2,500 applies to investments made by clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds.

Investment minimums do not apply to purchases made through eligible retirement plans or similar group accounts. For this purpose, “eligible retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees.

Investment minimums do not apply to clients in wrap-fee programs or other asset-based advisory fee programs, where the sponsor has entered into a written agreement with the Funds to offer Class Y shares through the applicable program.

S - 6

Investment minimums do not apply to investments made by Trustees or officers of the Munder Funds or their immediate family members, employees of Munder Capital Management or their immediate family members, retired officers or employees of Munder Capital Management, or investment advisory clients of Munder Capital Management.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

Investment Minimums (Class I Shares)

Except as provided below, the minimum initial investment for Class I shares is $2 million per Fund for each Class I shares account.

Investment minimums do not apply to accounts held through an intermediary that maintains aggregate assets on behalf of its clients in a Fund equivalent to $10 million or greater and an average account size in the Fund equivalent to $200,000 or greater.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Accounts Below Minimums

For each account that you own, if your investment in Class A, Class B or Class C shares of a Fund does not meet the applicable account minimum, or you cease AIP contributions before reaching the applicable account minimum, you may increase your balance to that level (either by a single investment or through the AIP) or that Fund account may be charged a quarterly servicing fee of $6.

Exemptions from this fee apply to accounts held through brokers, financial intermediaries and other financial institutions that hold shares in street name or omnibus positions or through registered securities clearing agents.

To the extent feasible, we may waive low account balance fees on Class A or Class B shares accounts that do not meet the applicable amount minimum as a result of the par conversion of a Class B shares account to a Class A shares account. In addition, we reserve the right, in our sole discretion, to waive the imposition of this fee.

We further reserve the right, upon 30 days’ advance written notice, to redeem your Class A, Class B or Class C shares account (and forward the redemption proceeds to you) if its value is below the applicable minimum or to redeem your Class Y shares account if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice. Any otherwise applicable contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 30 days of your purchase.

Timing of Orders

Purchase orders must be received by the Funds or an authorized agent of the Funds, such as the Funds’ distributor or transfer agent, authorized dealer or third-party

S - 7

administrator, or other authorized financial intermediary, before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day’s NAV. Purchase orders received after that time will be accepted as of the next business day and will receive the NAV for the next business day.

REDEMPTION INFORMATION

METHODS FOR REDEEMING SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone

If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Funds must receive a redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet

If you did not decline the online redemption privilege on your Account Application and you have established an internet Personal

S - 8

Identification Number (PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

As with redemptions by telephone, the Funds must receive an online redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make internet redemptions from an IRA, ESA or 403(b) account.

Through the Systematic Withdrawal Plan (SWP)

If you have an account value of $5,000 or more in a Fund, you may redeem Class A, Class B or Class C shares on a monthly or quarterly basis. For IRA or 403(b) accounts, you may make redemptions on a monthly, quarterly or annual basis. In either case, the minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds. You may change or cancel a SWP at any time upon notice to the Funds. If you pay a sales charge on the purchase of Class A shares, you should not participate in a SWP. In addition, any applicable CDSC will be charged upon redemption of Class A, Class B or Class C shares.

By Writing a Check

Free checkwriting is available to Class A and Class Y shareholders of the Taxable Income Funds (other than the International Bond Fund), Tax-Free Income Funds and Money Market Funds who complete a Checkwriting Authorization Form and return it to us. Checks that are written in amounts less than $500 may be refused. You may not close a Fund account by writing a check. We may change or terminate this program on 30 days’ advance written notice to you.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent

In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). Please call (800) 438-5789 to determine the requirements for providing other instructions.

If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these methods.

Short-Term Trading Fee

A short-term trading fee may apply to redemptions of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

S - 9

Medallion Signature Guarantee

For your protection, a medallion signature guarantee is required for the following Class A, Class B and Class C redemption requests:

-	redemption proceeds greater than $50,000;
-	redemption proceeds not being made payable to the record owner of the account;
-	redemption proceeds not being mailed to the address of record on the account;
-	redemption proceeds being mailed to address of record that has changed within the last 30 days;
-	redemption proceeds being transferred to another Munder Fund account with a different registration;
-	change in ownership or registration of the account; or
-	changes to banking information without a voided check being supplied.

We reserve the right to require a medallion signature guarantee for other types of redemption requests, including Class K, Class R or Class Y share redemptions.

When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Financial Institutions

Shares held through a financial institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties

During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.

EXCHANGE INFORMATION

METHODS FOR EXCHANGING SHARES

Shareholders may exchange Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

S - 10

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration. All exchange requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

By Telephone

If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

By Internet

If you did not decline the online exchange privilege on your Account Application and you have established an internet Personal Identification Number (PIN), you may exchange shares by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

POLICIES FOR EXCHANGING SHARES

-	You may exchange your Fund shares for shares of the same class of other Munder Funds (if offered) based on their relative NAVs.

-

If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange. When Class A shares of a Munder Fund that were issued without the imposition of a sales charge are exchanged for Class A shares of another Munder Fund, you must pay any applicable sales charge at the time of the exchange unless you otherwise qualify for a waiver of the sales charge.

-

Class A shares of a money market fund that (1) were acquired through the use of the exchange privilege and (2) can be traced back to a purchase of one or more Munder Funds for which a sales charge was paid, may be exchanged for Class A shares of a Fund at NAV.

-	Class A, Class B and Class C shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

-	You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

-	A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

S - 11

-

Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker, financial intermediary or other financial institution or by calling the Munder Funds at (800) 438-5789.

-	Brokers or financial intermediaries may charge you a fee for handling exchanges.

-	We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Short-Term Trading Fee

A short-term trading fee may apply to exchanges of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES

AND REDEMPTIONS

-

We consider purchase, exchange or redemption orders to be in “proper form” when we receive all required information, including properly completed and signed documents. We may reject any requests that are not in proper form.

-	We reserve the right to reject any purchase order, including exchanges from other Munder Funds.

-	At any time, we may change any of our purchase, redemption or exchange practices or privileges, and may suspend the sale of Fund shares.

-	We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

-	To limit the Funds’ expenses, we no longer issue share certificates.

-	We may temporarily stop redeeming shares if:

(i)	the NYSE is closed;

(ii)	trading on the NYSE is restricted;

(iii)	an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

(iv)	the SEC orders the Fund to suspend redemptions.

-

We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor’s account, neither the Funds, Munder Capital Management, the Funds’ distributor nor the Funds’ transfer agent or any of their affiliates, officers or directors will be held responsible for any losses resulting from unauthorized transactions.

-	If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the

S - 12

account. If your account has been set up by a broker, financial intermediary or other financial institution, account activity will be detailed in their statements to you. Brokers, financial intermediaries and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

-	Brokers, financial intermediaries and other financial institutions may charge their customers a processing fee in connection with the purchase or redemption of Fund shares.

-

Normally we send redemption amounts to you on the next business day (but not more than seven days) after we receive your request in proper form, except as described below in the case of shares purchased by check. Same-day processing is available only for the Money Market Funds, provided we receive notice of the trade prior to the applicable cut-off time (see below).

-

If we receive notice of your intent to process a same-day trade and your purchase order for the Cash Investment Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 2:45 p.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 2:45 p.m. (Eastern time), you will receive dividends for that day.

If we receive notice of your intent to process a same-day trade and your purchase order for the Tax-Free Money Market Fund is received in proper form before 11:30 a.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 11:30 a.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 11:30 a.m. (Eastern time), you will receive dividends for that day.

-	We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

SHAREHOLDER PRIVILEGES

Reinstatement Privilege

For 60 days after you sell Class A, Class B or Class C shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge). This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A, B or C shares that were subject to a CDSC when redeemed. The Class A shares purchased under this privilege must be held in an account registered in the same name as the account from which the shares were redeemed and the amount being reinvested must be at least the required minimum investment amount. You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial intermediary must notify the Funds at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

S - 13

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

AND SHORT-TERM TRADING FEE

Policies and Procedures

The Funds are not intended to serve as vehicles for short-term trading. By realizing profits through short-term trading, investors that engage in rapid purchases and sales or exchanges of a Fund’s shares may dilute the value of shares held by long-term investors. Volatility resulting from excessive purchases and sales or exchanges of a Fund’s shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity resulting from market timing. Excessive purchases and sales or exchanges of a Fund’s shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity, which could cause the Fund to incur increased brokerage costs and to realize taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level volatility and investment volatility that is associated with patterns of excessive short-term trading activity. Any increased costs are borne by all Fund shareholders, including long-term investors who do not cause such costs to be incurred. All of these factors may adversely affect Fund performance. Funds investing in securities that are thinly traded, trade infrequently, or are more difficult to value (such as foreign securities, high yield debt securities and small-cap securities) may attract investors seeking to profit from short-term trading strategies that attempt to exploit the special valuation issues applicable to these types of securities to a greater degree than other types of securities. With respect to the Cash Investment Fund, a money market fund that attempts to maintain a stable net asset value, short-term trading does not generally pose the same issue for that Fund as for other Munder Funds.

The Board of Trustees of the Munder Funds has adopted policies and procedures to monitor for, and to discourage and take reasonable steps to prevent or minimize, investors from engaging in frequent purchases and redemptions of shares of the Munder Funds, to the extent deemed reasonable and practicable. The Funds will seek to apply these policies and procedures as uniformly as practicable.

The Munder Funds’ policies and procedures for identifying excessive short-term trading and market timing activities take into account a number of factors, including but not limited to the dollar amount and frequency of Fund trades. For purposes of these monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Pursuant to these policies and procedures, each Fund reserves the right to refuse any purchase or exchange request that, in the view of MCM, could adversely affect any Munder Fund or its operations, including any purchase or exchange request from any individual, group or account that is likely to engage in excessive trading, or any order that may be viewed as market-timing activity. If a Fund refuses a purchase or

S - 14

exchange request from a shareholder and that shareholder deems it necessary to redeem his or her account in the Fund, any CDSC that is applicable to such redemption transaction, as described in the Fund’s prospectus, will be assessed against those redemption proceeds.

The Funds will suspend or terminate any or all exchange privileges or suspend or terminate telephone and/or internet redemption privileges on accounts identified as engaging in excessive short-term trading or market timing activity in order to limit these types of trading practices. The Funds (other than a money market fund) also reserve the right in the future to limit the number of “round trip” exchanges an investor may make into and out of any Fund in order to discourage excessive short-term trading activities.

Although the Funds use a variety of methods to detect and deter excessive trading or market timing, the Funds cannot always know or reasonably detect such trading, particularly if it is facilitated by authorized financial intermediaries or done through omnibus account arrangements. The Funds’ ability to monitor and discourage market timing and excessive trading generally requires the cooperation of financial intermediaries to effectively implement policies and procedures with respect to accounts for which the Funds do not have sufficient identifying information. This cooperation cannot necessarily be assured. To the extent the Funds are able to identify market timing or excessive trading in these accounts, the Funds will use their reasonable and best efforts to uniformly apply their policies and procedures. However, there is no guarantee that this goal will be achieved. Finally, it is important to recognize that “market timing” and “excessive trading” are not clearly defined terms under applicable law. Consequently, trading activities that may not be considered by the management of the Munder Funds to be excessive or market timing could be interpreted differently by others and vice versa.

Short-Term Trading Fee

Consistent with the Funds’ policies and procedures, we may apply a 2% short-term trading fee if you redeem or exchange shares of the Asset Allocation Fund—Balanced, the Equity Funds or the International Bond Fund within 30 days of purchase. The fee will be applied based on net assets at the time of the transaction. Any applicable short-term trading fee is paid directly to the Fund from which you redeem or exchange your shares in order to, among other things, offset the costs of buying and selling securities. The fee, which is intended to discourage short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

The Funds will seek to apply short-term trading fees as uniformly as possible. Where operational limitations restrict the ability of the Funds to impose short-term trading fees or apply certain exemptions from the fees, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of short-term trading fees will vary. To the extent feasible, the following types of transactions will be exempt from short-term trading fees: shares purchased through the automatic reinvestment of dividend and capital gain distributions; shares redeemed to pay account-related fees; shares purchased through an automatic investment program or similar periodic investment plan; transactions associated

S - 15

with the automatic rebalancing of an account; shares purchased as a result of an employer contribution to a qualified retirement plan account; shares redeemed from shareholder accounts liquidated for failure to meet the minimum investment requirement; shares redeemed from a shareholder account for which the identity of the shareholder could not be determined within reasonable time after the account was opened; shares redeemed pursuant to a systematic withdrawal plan or similar periodic withdrawal plan; shares redeemed as part of a loan or hardship withdrawal from a qualified plan; shares redeemed to repay a loan from a qualified retirement account; shares redeemed for payment of involuntary fees; shares redeemed as part of a required distribution from a qualified retirement plan or IRA; shares redeemed upon the death or disability of an owner of record of an account; and any other involuntary redemption and/or exchange transactions, including those required by law or regulation, a regulatory agency, a court order, or as a result of a liquidation of a Fund by the Board of Trustees.

Accounts exempt from the imposition of short-term trading fees are: accounts held through omnibus and plan level retirement accounts for which third-party recordkeepers do not assess redemption fees on such accounts; accounts that hold omnibus share positions for the dealer, and the underlying dealer customer accounts, for which the dealer does not assess redemption fees on such accounts; accounts for which the beneficial owner is an asset allocation fund or funds (or similar pooled investment vehicle) that rebalances no more frequently than quarterly; and wrap fee program accounts for which the program sponsor has entered into a form of fee waiver agreement with the Funds. In addition, we reserve the right to waive the short-term trading fees in certain limited circumstances where the Funds determine the transaction does not pose the risks that the Funds’ policies and procedures are designed to mitigate. Such waivers are subject to the advance written approval of two officers of the Funds and are reported to the Board of Trustees.

S - 16

ADDITIONAL INFORMATION

Information relating to purchases and sales of shares of the Fund is provided in the Shareholder Guide, which is incorporated by reference into (and is considered a part of) this prospectus.

More information about the Fund is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

The Fund’s Statement of Additional Information provides more detail about the Fund and its investment strategies, risks and restrictions. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (and is considered part of) this prospectus.

SHAREHOLDER INQUIRIES:

By e-mail:	fundcontact@munder.com

By telephone:	1-800-468-6337

By mail:	The Munder Funds Attn: Secretary 480 Pierce Street Birmingham, MI 48009

Distributor: Funds Distributor, Inc.

SEC File Number: 811-21294

TO OBTAIN INFORMATION:

By telephone:	1-800-438-5789

By mail:	The Munder Funds P.O. Box 9701 Providence, RI 02940-9701

By overnight delivery:	The Munder Funds 101 Sabin Street Pawtucket, RI 02860

By web:	www.munder.com

You may find more information about the Fund online. This website is not considered part of the prospectus.

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-0102.

PROBOND1007

Munder Energy Fund

PROSPECTUS

October 31, 2007

Save paper and receive this

document electronically.

Sign up for electronic delivery at

www.munderfunds.com/edelivery

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

CLASS A SHARES

(MPFAX)

CLASS B SHARES

(MPFBX)

CLASS C SHARES

(MPFTX)

CLASS K SHARES

(MPFKX)

CLASS Y SHARES

(MPFYX)

Munder Energy Fund

CLASS A, B, C, K & Y SHARES

This prospectus describes the goal and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on the Fund’s investment strategies and risks, please read the section entitled “More About the Fund.” Certain terms used in this prospectus are defined in the Glossary. Unless this prospectus expressly provides otherwise, each goal, strategy and policy of the Fund may be changed by action of the Board of Trustees without shareholder approval.

GOAL AND PRINCIPAL

INVESTMENT STRATEGIES

Goal

The Fund’s goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing primarily in domestic and, to a lesser extent, foreign energy-related companies. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities (i.e., common stocks, preferred stocks, convertible securities, rights and warrants) of energy-related companies. This investment strategy may not be changed without 60 days’ prior notice to shareholders. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.

Energy-related companies are companies engaged in business within the energy sector and companies in other sectors with at least 50% of sales or earnings derived from or at least 50% of assets dedicated to energy-related activities.

The Fund’s focus is on non-regulated energy-related companies whose businesses involve:

•	Conventional sources of energy such as oil, natural gas and coal;
•	Renewable sources of energy such as geothermal, biomass, solar and wind power;
•	Power generation from independent power producers and others; or
•

Power technology, which encompasses all aspects of generating, monitoring, conditioning (i.e., improving power quality) and delivering power such as fuel cells, microturbines, flywheel storage devices, superconductors and uninterruptible power supply products.

The advisor selects companies using a “bottom-up approach,” which identifies outstanding performance of individual companies before considering the impact of economic trends. The advisor evaluates companies by analyzing a number of factors, including the growth prospects of an energy or power-related company relative to the price of its stock and companies that are at the leading edge of new developments in the energy or power sectors.

1

There is no limit on the market capitalization of the companies in which the Fund may invest, or on the length of the operating history for the companies.

The Fund may invest, on a direct or indirect basis, up to 10% of its total assets in equity securities of privately-owned energy and power-related companies that plan to conduct an initial public offering (IPO) within several years from the time the Fund makes its investment.

The Fund may invest without limit in IPOs, although it is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund.

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund’s portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

-	Stock Market Risk

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

-	Stock Selection Risk

In addition to, or in spite of, the impact of movements in the overall stock market, the value of the Fund’s investments may decline if the particular companies in which the Fund invests do not perform well in the market.

-	Concentration Risk

The Fund will concentrate its investments in companies that are primarily engaged in non-regulated energy and power activities. By concentrating its investments, the Fund is subject to higher market risk and price volatility than funds with more broadly diversified investments.

-	Energy-Related Risk

The Fund will be particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy related products or services and tax and other government regulation.

-	Smaller Company Stock Risk

The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small companies’ stocks typically are traded in lower volume, and their issuers are subject to greater fluctuations in their earnings and prospects.

2

-	IPO Risk

Investments in IPOs may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their IPOs fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

-	Foreign Securities Risk

Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards. Foreign securities that are denominated in a foreign currency also are subject to the risk that their values may fluctuate based upon changes in currency exchange rates.

-	Technology Risk

The Fund will invest in companies that rely significantly on technological events or advances in their product development, production or operations. Market or economic factors impacting these companies could have a major effect on the value of the Fund’s investments. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller less-seasoned companies, tend to be more volatile than the overall market.

-	Liquidity Risk

The Fund may invest up to 15% of its net assets in illiquid securities that cannot be sold quickly. Illiquid securities may have a lower value than comparable securities that have active markets for resale, and they can lose their value more quickly under unfavorable conditions.

3

PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund’s performance for each full calendar year since its inception. The table shows how the Fund’s average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index and another selected index.

The annual returns in the bar chart are for the Fund’s Class Y shares. Class A, Class B, Class C and Class K shares, net of any applicable sales charges, will have annual returns similar to those of the Class Y shares because all of the classes of shares are invested in the same portfolio of securities and have the same portfolio management. Because each class of shares has different sales charges, distribution fees and/or service fees, and expenses, the performance of each class will differ. Please see the section entitled “Fees and Expenses.”

When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Energy Fund CLASS Y

TOTAL RETURN (%)

per calendar year

YTD through 9/30/07:	29.15%

Best Quarter:	20.31%	(quarter ended 9/30/05)
Worst Quarter:	(28.05)%	(quarter ended 9/30/02)

AVERAGE ANNUAL RETURNS

for periods ended December 31, 2006

	1 Year %	5 Years %	Since Inception %(1)
CLASS Y
Return Before Taxes	14.79	15.92	10.57
Return After Taxes on Distributions	14.79	15.92	10.51
Return After Taxes on Distributions and Sale of Fund Shares	9.62	14.04	9.22
S&P 500® Index(2) (reflects no deductions for fees, expenses or taxes)	15.79	6.19	4.10
Deutsche Bank Energy Index(2) (reflects no deductions for fees, expenses or taxes)	16.93	24.47	19.80

4

	1 Year %	5 Years %	Since Inception %(1)
CLASS A
Return Before Taxes	8.28	14.37	9.24
S&P 500® Index(2) (reflects no deductions for fees, expenses or taxes)	15.79	6.19	4.10
Deutsche Bank Energy Index(2) (reflects no deductions for fees, expenses or taxes)	16.93	24.47	19.80
CLASS B
Return Before Taxes	8.70	14.56	9.35
S&P 500® Index(2) (reflects no deductions for fees, expenses or taxes)	15.79	6.19	4.10
Deutsche Bank Energy Index(2) (reflects no deductions for fees, expenses or taxes)	16.93	24.47	19.80
CLASS C(3)
Return Before Taxes	12.69	14.57	9.25
S&P 500® Index(2) (reflects no deductions for fees, expenses or taxes)	15.79	6.19	4.10
Deutsche Bank Energy Index(2) (reflects no deductions for fees, expenses or taxes)	16.93	24.47	19.80
CLASS K
Return Before Taxes	14.59	15.63	10.29
S&P 500® Index(2) (reflects no deductions for fees, expenses or taxes)	15.79	6.19	4.10
Deutsche Bank Energy Index(2) (reflects no deductions for fees, expenses or taxes)	16.93	24.47	19.80

(1)	The inception date for the Class Y, Class A, Class B, Class C and Class K Shares is 3/13/01. The Class C shares inception is that of the Fund’s Class II shares, which were converted and/or reclassified as Class C shares as of the close of business on October 31, 2003. The index returns from inception for Class Y, Class A, Class B, Class C and Class K shares are as of 3/1/01.
(2)

The Standard & Poor’s 500® Composite Stock Price Index (S&P 500® Index) is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The Deutsche Bank Energy Index is an equal-dollar weighted index of widely held companies involved in producing and providing oil and natural gas, including domestic and international oil producers, refiners and transmitters, oil equipment manufacturers and drillers, and natural gas producers.

(3)	Prior to October 31, 2003, the Fund offered Class II shares, which were subject to a front-end sales charge of 1%. The Class II shares were also subject to a 1% contingent deferred sales charge (CDSC) on redemptions of Class II shares within eighteen months of purchase. As of the close of business on October 31, 2003, all outstanding Class II shares of the Fund were converted and/or reclassified as Class C shares. Average annual returns for the Class C shares for periods prior to October 31, 2003 therefore are for the Class II shares and reflect the fees and expenses of the Class II shares prior to that date.

Average annual returns reflect the imposition of the maximum front-end or contingent deferred sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Y shares. The after-tax returns for the Class A, Class B, Class C and Class K shares will vary from those shown for the Class Y shares because, as noted above and set forth below in the section entitled “Fees and Expenses,” each class of shares has different sales charges, distribution fees and/or service fees, and expenses.

Historical information regarding the Fund, including prior names and benchmarks, is included in the Fund’s Statement of Additional Information.

5

FEES & EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

SHAREHOLDER FEES paid directly from your investment	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class Y Shares
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)	5.5%(a)	None	None	None	None
Maximum Contingent Deferred Sales Charge (CDSC) (as a % of the lesser of original purchase price or redemption proceeds)	None(b)	5%(c)	1%(d)	None	None
Maximum Sales Charge (load) imposed on reinvested dividends	None	None	None	None	None
Redemption Fees	2%(e)	2%(e)	2%(e)	2%(e)	2%(e)
Exchange Fees	None	None	None	None	None

ANNUAL FUND OPERATING EXPENSES paid from Fund assets (as a % of net assets)	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class Y Shares
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.00%
Non-12b-1 Service Plan Fees	0.00%	0.00%	0.00%	0.25%	0.00%
Other Expenses	0.68%	0.68%	0.68%	0.67%	0.68%
Acquired Fund Fees and Expenses (f)	0.00%	0.00%	0.00%	0.00%	0.00%

Total Annual Fund Operating Expenses including Acquired Fund Fees and Expenses (g)	1.68%	2.43%	2.43%	1.67%	1.43%

(a)	The sales charge declines as the amount invested increases.
(b)	A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. If you redeem within one year of purchase Class A shares that were purchased with no initial sales charge as part of an investment of $1 million or more, a 1% CDSC may apply upon redemption.
(c)	The CDSC applies to redemptions of Class B shares within six years of purchase and declines over time.
(d)	The CDSC applies to redemptions of Class C shares within one year of purchase.
(e)	A short-term trading fee of 2% may be assessed on redemptions within 30 days of purchase. The short-term trading fee will not be assessed on accounts that are redeemed within the 30-day period because they do not meet the applicable account minimum or because the Fund is unable to verify an accountholder’s identity within a reasonable time after the account is opened.
(f)	Acquired Fund Fees and Expenses reflect the pro-rata portion of the fees and expenses charged by any underlying funds in which the Fund may invest, including money market funds and ETFs.
(g)	Acquired Fund Fees and Expenses are less than 0.01% of the average net assets of the Fund.

6

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A Shares	Class B Shares*		Class B Shares**		Class C Shares*	Class C Shares**	Class K Shares	Class Y Shares
1 Year	$711	$746		$246		$346	$246	$170	$146
3 Years	$1,050	$1,058		$758		$758	$758	$526	$452
5 Years	$1,412	$1,496		$1,296		$1,296	$1,296	$907	$782
10 Years	$2,428	$2,581	***	$2,581	***	$2,766	$2,766	$1,976	$1,713

*	Assumes you sold your shares at the end of the time period.
**	Assumes you stayed in the Fund.
***	Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) of the Fund on the first business day of the month following the eighth anniversary of the issuance.

7

GLOSSARY

The Glossary explains certain terms used throughout this prospectus.

Convertible Securities are bonds or preferred stocks that may be converted (exchanged) into the common stock of the issuing company with a specified time period for specified number of shares. Convertible securities offer the Fund a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

Depositary Receipts are U.S. dollar-denominated receipts representing shares of foreign-based corporations and Depositary Shares are shares issued under a deposit agreement representing shares of foreign-based corporations. American Depositary Receipts (ADRs) and American Depositary Shares (ADSs) are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out of the underlying foreign assets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are issued by European financial institutions. New York Registered Shares (NYRs), also known as Guilder Shares since most of the issuing companies are Dutch, are U.S. dollar-denominated certificates issued by foreign companies specifically for the U.S. market.

Equity Securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or may be unlisted.

Warrants are rights to purchase securities at a specified time at a specified price.

Foreign Securities include direct investments in non-U.S. dollar-denominated securities that are traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers that are traded in the U.S. Foreign securities also include indirect investments such as ADRs, ADSs, EDRs and GDRs.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers’ acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. government securities.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

8

MORE ABOUT THE FUND

The following sections provide additional information about some of the Fund’s principal investment strategies and risks and describe certain other applicable investment strategies and risks of the Fund. The Fund may use other techniques and invest in other securities and is subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Fund’s principal investment strategies and principal risks please read the sections entitled “Goal and Principal Investment Strategies” and “Principal Risks” beginning on page 1 of this prospectus.

FURTHER INFORMATION REGARDING THE FUND’S

PRINCIPAL INVESTMENT

STRATEGIES AND RISKS

FOREIGN SECURITIES

Foreign securities include direct investments in non-U.S. dollar-denominated securities that are traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers that are traded in the U.S. Foreign securities also include indirect investments such as ADRs, ADSs, EDRs and GDRs.

-	Investment Strategy

The Fund may invest up to 25% of its total assets in foreign securities.

-	Special Risks

Foreign securities involve special risks and costs. Direct investments in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

To the extent the Fund invests in foreign currency-denominated securities, fluctuations in currency exchange rates, which may be significant over short periods of time, will cause the Fund’s net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency- denominated security. To the extent that the Fund is invested in foreign currency-denominated securities while also

9

maintaining currency positions, it may be exposed to greater combined risk. The Fund’s net currency positions may expose it to risks independent of its securities positions.

OTHER INVESTMENT

STRATEGIES AND RISKS

BORROWING

-	Investment Strategy

The Fund may borrow from banks in an amount up to 33 1/ 3% of the Fund’s assets, including the amount borrowed. The Fund may also issue a note evidencing a temporary loan (i.e., one that must be repaid within 60 days), as long as it does not exceed 5% of the Fund’s total assets.

-	Special Risks

Borrowings by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund’s net asset value will decline in value by proportionately more than the decline in value of the securities.

DERIVATIVES

Derivative instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, and forward currency exchange contracts.

-	Investment Strategy

The Fund may, but is not required to, use derivative instruments for hedging (attempting to reduce risk by offsetting one investment position with another), for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. Hedging may relate to a specific investment, a group of investments, or a Fund’s portfolio as a whole. The Fund will not use derivatives for speculative purposes.

There can be no assurance that the Fund will use derivatives to hedge any particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful.

-	Special Risks

The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss

10

substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

EXCHANGE-TRADED FUNDS (ETFs)

ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear its pro rata portion of the ETF’s expenses.

-	Investment Strategy

The Fund may purchase an ETF to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.

-	Special Risks

The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, the Fund may realize additional income gains or losses.

-	Investment Strategy

The Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 33 1/3% of the value of the Fund’s total assets (including the loan collateral).

-	Special Risks

The main risk when lending Fund securities is that, if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

SHORT-TERM TRADING

The historical portfolio turnover rates for the Fund are shown in the Financial Highlights.

-	Investment Strategy

The Fund may engage in short-term trading of portfolio securities which may increase the Fund’s turnover rates.

-	Special Risks

Trading costs and taxable distributions, which detract from the Fund’s performance, typically increase as the Fund’s portfolio turnover rate increases.

TEMPORARY AND DEFENSIVE INVESTING

The Fund may invest all or any portion of its assets in short-term obligations, such as U.S. government obligations, high-quality money market instruments, repurchase agreements with maturities of 13 months or less and exchange-traded funds.

11

-	Investment Strategy

The Fund may invest in short-term obligations, pending investment, in order to meet redemption requests or as a defensive measure in response to adverse market or economic conditions.

-	Special Risks

The Fund may not achieve its investment objective when its assets are invested in short-term obligations.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS

A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

-	Special Risks

Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the counterparty may fail to deliver the security or cash on the settlement date.

PUBLICATION OF PORTFOLIO HOLDINGS

The Fund publishes a complete list of its portfolio holdings as of the end of each calendar month not earlier than 30 days after the end of such month on the Munder Funds website (www.munder.com) under the “All Holdings” link on the Fund’s Profile Page. The three most recent previously published month-end portfolio holdings lists can be accessed through the “Historical All Holdings” link on the Fund’s Profile Page. The Fund may also publish other information on the Fund’s Profile Page relating to its portfolio holdings (e.g., top ten holdings, sector information and other portfolio characteristic data) as of the end of the calendar month not earlier than 15 days after the end of such month. A description of the Fund’s policies and procedures with respect to the disclosure of information regarding the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

12

YOUR INVESTMENT

PURCHASING SHARES

You may purchase Class A shares of the Fund at the net asset value (NAV) next determined after your purchase order is received in proper form, plus any applicable sales charge.

You may purchase Class B, Class C, Class K or Class Y shares of the Fund at the NAV next determined after your purchase order is received in proper form.

Class B, Class K and Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding eligibility requirements.

Broker-dealers or financial intermediaries (other than the Fund’s distributor) may charge you additional fees for shares you purchase through them.

For information regarding policies and procedures associated with purchasing shares of the Fund, including minimum investment requirements, please see the Shareholder Guide.

EXCHANGING SHARES

You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs.

For information regarding policies and procedures associated with exchanging shares, please see the Shareholder Guide.

REDEEMING SHARES

You may redeem shares at the NAV next determined after your redemption request is received in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC) and/or short-term trading fee.

For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the Shareholder Guide.

SHARE CLASS SELECTION

The Fund offers Class A, Class B, Class C, Class K and Class Y shares through this prospectus. A summary comparison of the various classes appears in the table on the following pages. Please see the Shareholder Guide for more information regarding each class of shares.

Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase, the intended length of your investment and your eligibility to purchase those shares. In estimating the costs of investing in a particular class of shares, you should consider both ongoing annual expenses, including applicable Rule 12b-1 distribution and service fees and/or other service fees as described in the section entitled “Distribution and Service Fees,” and any initial sales charge or CDSC.

13

Class A Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement or education savings plan.

Initial Sales Charge	Up to 5.50% (reduced for purchases of $25,000 or more, and eliminated for purchases of $1 million or more and certain categories of investors).

Contingent Deferred Sales Charge	None (except that a 1.00% charge applies on certain redemptions made within one year of a $1 million investment for which no sales charge was paid).

Distribution and/or Service Fees	Rule 12b-1 fees of 0.25% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	None

Conversion Feature	None
Class B Shares
Purchase Availability	Available to a limited group of investors for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge	Starts at 5.00% and declines to 0% six years after purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	$50,000

Conversion Feature	Automatic conversion to Class A shares on the first business day of the month following the eighth anniversary of issuance, reducing future annual expenses.*

*	Please see the Statement of Additional Information for information regarding the conversion feature for Class B shares purchased prior to June 16, 2003.

14

Class C Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge	1.00% on redemptions made within one year of purchase.
Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	$1 million

Conversion Feature	None
Class K Shares
Purchase Availability	Available only through selected financial institutions. Not available for direct investment in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Service fees of 0.25% annually.

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	None

Class Y Shares
Purchase Availability	Available only to institutional investors, investors purchasing through financial intermediaries, investors purchasing through retirement plans that meet certain conditions, and investors with specific relationships with Munder Capital Management or the Munder Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	None

Initial Purchase Minimum	$1 million (reduced or eliminated for certain categories of investors).

Purchase Maximum	None

Conversion Feature	None

15

APPLICABLE SALES CHARGES

Access to the following information is available through the Munder Funds website at www.munder.com under the “Sales Charges and Fees” link on the Fund’s Profile Page.

FRONT-END SALES CHARGE - CLASS A SHARES

You can purchase Class A shares at the offering price, which is the NAV plus an initial sales charge. Shares purchased through reinvestment of distributions are not subject to a sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are as follows:

	Sales Charge* as a Percentage of
	Offering Price %		Net Amount Invested %
Less than $25,000	5.50		5.82
$25,000 but less than $50,000	5.25		5.54
$50,000 but less than $100,000	4.50		4.71
$100,000 but less than $250,000	3.50		3.63
$250,000 but less than $500,000	2.50		2.56
$500,000 but less than $1,000,000	1.50		1.52
$1,000,000 or more	None	**	None	**

*	Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.
**	No initial sales charge applies on investments of $1 million or more; however, a CDSC of 1% is imposed on certain redemptions within one year of purchase.

SALES CHARGE WAIVERS AND REDUCTIONS - CLASS A SHARES

General

We will waive the initial sales charge on Class A shares for the following types of purchasers:

1.    investors that have an investment account with the Fund’s investment advisor;

2.    full-time employees and retired employees of the Fund’s investment advisor or its affiliates, employees of the Fund’s service providers, and immediate family members of the foregoing persons;

3.    registered broker-dealers, financial intermediaries, or their agents that have entered into selling agreements with the Fund’s distributor, if the shares are (a) purchased for their own accounts, (b) purchased for retirement plans of their employees or (c) sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;

4.    qualified employee benefit plans, employer-sponsored retirement plans and other employer-sponsored plans or accounts that meet certain criteria established by the Funds;

5.    individuals who reinvest distributions from a qualified retirement plan managed by the Fund’s investment advisor;

16

6.    individuals who reinvest the proceeds of redemptions from Class K or Class Y shares of another Munder Fund within 60 days of redemption;

7.    banks, trust companies and other financial institutions that trade for the accounts of their clients through the NSCC’s Trust Fund/SERV system;

8.    fee-based financial intermediaries or employee benefit plan consultants acting for the accounts of their clients; and

9.    qualified education savings plans established in accordance with Section 529 of the Internal Revenue Code.

You should inform the Funds or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies. The Funds or your broker or other financial intermediary may request additional information in order to verify your eligibility for the waiver.

For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions

You may qualify for reduced sales charges in the following cases:

Letter of Intent

If, over a 13-month period, you intend to purchase Class A shares of one or more Munder Funds that, in the aggregate, will total over $25,000, we will apply a sales charge to each of your purchases based on the aggregate level of investment. Sales charge reductions for Equity Funds (except the Index 500 Fund) begin when aggregate investments exceed $25,000. For the Index 500 Fund and all other Munder Funds, sales charge reductions begin when aggregate investments exceed $100,000.

To qualify, you must complete the Letter of Intent section of your Account Application or contact your broker or financial intermediary. By doing so, you indicate your non-binding intent to invest a certain amount over a 13-month period. Any sales charge on Class A shares you purchase during the 13 months will then be based on the total amount specified in your Letter of Intent. You can apply the market value of any class of shares of non-money market Munder Funds you own at the time you establish your Letter of Intent toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid on purchasing any such eligible shares). You should inform the Funds that you have a Letter of Intent each time you make an investment.

Although you are not obligated to purchase the amount specified in your Letter of Intent, if you purchase less than the amount specified, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made.

Right of Accumulation

For purposes of calculating the sales charge applicable at the time of a Class A shares purchase, an individual shareholder may combine certain holdings and purchases, as described below. You may add to the amount of your purchase the market value of any class of shares of non-money market Munder Funds (regardless of the amount of any sales charge paid on such shares) already owned by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. When calculating the sales charge, you may also combine

17

purchases of any class of shares of non-money market Munder Funds that are made by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary.

If you purchase shares directly from the Munder Funds, you should notify us to ensure you receive the proper reduction. If you purchase shares through a broker or other financial intermediary, you should consult with your broker or financial intermediary prior to making a purchase.

Additional Information

In order to obtain a sales charge reduction under a Letter of Intent or Right of Accumulation, you should inform the Funds or your broker or other financial intermediary at the time of purchase of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales charge reduction. You also may need to provide the Funds or your broker or other financial intermediary information such as account statements in order to verify your eligibility for the sales charge reduction. This may include, if applicable, information or records regarding:

-	shares of the Munder Fund(s) held in all accounts you may have with a broker or another financial intermediary; and
-	shares of the Munder Fund(s) held at any financial intermediary in accounts of family members, such as your spouse or minor children.

For further information on sales charge reductions, call (800) 438-5789.

CDSCs

You are subject to a CDSC when you redeem:

-	Class A shares purchased within one year of redemption as part of an investment of $1 million or more if a sales commission was paid at the time of investment;
-	Class B shares within six years of buying them; or
-	Class C shares within one year of buying them.

These time periods include the time you held Class A, Class B or Class C shares of another Munder Fund which you may have exchanged for Class A, Class B or Class C shares of the Energy Fund.

The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC.

The CDSC for Class A shares and Class C shares, if applicable, is 1.00%.

The CDSC schedule for Class B shares is set forth below.

Redemption	CDSC
Within One Year of Purchase	5.00%
Within Two Years of Purchase	4.00%
Within Three Years of Purchase	3.00%
Within Four Years of Purchase	3.00%
Within Five Years of Purchase	2.00%
Within Six Years of Purchase	1.00%
More than Six Years After Purchase	0.00%

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 per share (for a total cost

18

of $10,000). Three and one-half years later, assume the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, i.e., 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate for redemptions made within four years of purchase).

CDSC WAIVERS

We will waive any otherwise applicable CDSC payable upon redemptions of Class B or Class C shares for:

-	redemptions made within one year after the death or permanent disability (as defined by the Social Security Administration) of a named owner in the account registration;
-	minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2; and
-

(Class B shares only) redemptions through a Systematic Withdrawal Plan (SWP) of up to 10% per year of an account’s NAV. For example, if your balance at the time a SWP is established is $12,000, you may establish a $100 monthly or $300 quarterly (or $1,200 annual for IRA or 403(b) accounts) SWP without being subject to a CDSC for the year. For more information about enrolling in a SWP, please see the Shareholder Guide.

Other waivers of the CDSC on Class B or Class C shares may apply. Please see the Fund’s Statement of Additional Information or call (800) 438-5789 for more details.

DISTRIBUTION AND SERVICE FEES

DISTRIBUTION AND SERVICE PLAN FEES

The Fund has a Distribution and Service Plan with respect to its Class A, Class B, Class C and Class K shares. The Plan permits the Fund to pay distribution and other fees for the sale of Class A, Class B and Class C shares and for services provided to shareholders of Class A, Class B, Class C and Class K shares.

Payments made under the Plan by Class A, Class B and Class C shares, but not payments made under the Plan by Class K shares, are made pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Fund may pay up to 0.25% of average the daily net assets of the Fund attributable to Class A, Class B, Class C and Class K shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.75% of the average daily net assets of the Fund attributable to Class B and Class C shares to finance activities relating to the distribution of those shares.

Because the fees are paid out of the Fund’s assets on an ongoing basis, over time these

19

fees will increase the cost of an investment in Class A, Class B, Class C and Class K shares of the Fund, and may cost you more than paying other types of sales charges.

OTHER PAYMENTS TO THIRD PARTIES

In addition to paying fees under the Fund’s Distribution and Service Plan, the Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor, for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Fund’s advisor or distributor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund, including affiliates of the advisor. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service and other fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Fund’s advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

In addition, while the Fund’s distributor typically pays to intermediaries most of the front-end sales charge applicable to sales of Fund shares by such intermediaries, the Fund’s distributor may on occasion pay the entire front-end sales charge to such intermediaries. For more information regarding these arrangements, please read “Additional Compensation Paid to Intermediaries” in the Statement of Additional Information.

From time to time, the Fund’s advisor or distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

VALUING FUND SHARES

The Fund’s NAV is calculated each day on which the New York Stock Exchange (NYSE) is open. The NAV per share is the value of a single Fund share. The Fund calculates NAV separately for each class. NAV is calculated by:

(1)	taking the total value of the Fund’s assets allocated to a particular class of shares,
(2)	subtracting the liabilities and expenses charged to that class, and
(3)	dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern Time). If the NYSE

20

closes at any other time, or if an emergency exists, the Fund will accelerate its NAV calculation and transaction deadline times to that time.

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Because foreign markets may be open at different times and on different days than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell their shares. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. (Eastern Time).

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation should a significant event occur subsequent to the close of the foreign securities exchanges. The Fund may also fair value its foreign securities when a particular foreign market is closed but the Fund is open. This policy is intended to assure the Fund’s NAV appropriately reflects securities’ values at the time of pricing.

Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country specific information. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares

21

at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

In accordance with procedures established by the Board of Trustees to fair value the Fund’s securities, the advisor has established a pricing committee to serve as its formal oversight body for the valuation of the Fund’s securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees of the Fund at the next regularly scheduled quarterly meeting of the Board.

DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund’s net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund declares and pays dividend distributions, if any, at least annually.

The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital, generally a non-taxable distribution to the extent of (and in reduction of) a shareholder’s basis in the Fund. You should treat any such distribution in excess of your basis in your shares as gain from a sale or exchange of the shares.

The Fund will generally pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application or notify the Fund by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS

Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally

22

will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Current law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on certain corporate stock. A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. The lower tax rates on long-term capital gains and qualifying dividends are currently scheduled to expire after 2010.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES OR EXCHANGES

If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you may, subject to certain restrictions, recognize a taxable loss on the sale of shares of the Fund.

OTHER CONSIDERATIONS

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

23

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

Founded in 1985, Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009, is the investment advisor of the Fund. As of June 30, 2007, MCM had approximately $29.6 billion in assets under management, made up of $12.3 billion in actively managed equity securities, $5.6 billion in fixed income securities and $11.7 billion in cash management assets.

MCM provides overall investment management for the Fund, and research and credit analysis concerning the Fund’s portfolio securities and is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended June 30, 2007, the Fund paid an advisory fee at an annual rate of 0.75% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund is available in the Fund’s Annual Report dated June 30, 2007.

PORTFOLIO MANAGEMENT TEAM

The Fund is co-managed by Michael Bryk and John F. Kreiter. Mr. Bryk is generally responsible for investment decisions in the oil and gas exploration and production, integrated oil and gas, and oil and gas refining and marketing industries. Mr. Kreiter is generally responsible for investment decisions in the oil and gas drilling industry, oil and gas equipment and services industry, and alternative energy sector. Mr. Bryk and Mr. Kreiter jointly make decisions regarding allocation of the Fund’s assets.

Michael Bryk, Portfolio Manager/Senior Analyst, has been a member of the portfolio management team for the Fund since 2003. He also has been a research analyst covering computer services, industrial conglomerates and financials in support of MCM’s large-capitalization core growth investment discipline since joining MCM in 2001. Prior to 2001, Mr. Bryk was a corporate lending underwriter, an equity analyst and a fixed income analyst for Banc One Investment Advisors Corporation.

John F. Kreiter, CFA, Senior Portfolio Manager, has been a member of the portfolio management team for the Fund since 2003. Mr. Kreiter has also been a member of the portfolio management teams for the Munder Large-Cap Value Fund since 2001 and the Munder Mid-Cap Value Fund since its inception in September 2007, and is a member of the portfolio management teams for MCM’s large-cap value and core value investment disciplines, assisting with portfolio strategy and administration. From 1995 to 2001, Mr. Kreiter worked in equity research at MCM.

Additional information about the compensation of members of the portfolio management team, other accounts managed by these individuals, and their ownership of securities in the Fund is available in the Fund’s Statement of Additional Information.

24

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the life of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. Our website, www.munder.com, contains the Fund’s most recent annual and semi-annual reports. You may also obtain the annual and semi-annual reports and Statement of Additional Information without charge by calling (800) 438-5789.

ENERGY FUND(a) (CLASS A)	Year Ended 6/30/07(b) Class A	Year Ended 6/30/06(b) Class A	Year Ended 6/30/05(b) Class A	Year Ended 6/30/04(b) Class A	Year Ended 6/30/03(b) Class A
Net asset value, beginning of period	$17.43	$13.35	$9.57	$6.79	$7.42

Income/(loss) from investment operations:
Net investment loss	(0.06)	(0.04)	(0.04)	(0.05)	(0.07)
Net realized and unrealized gain/(loss) on investments	4.00	4.12	3.82	2.83	(0.56)

Total from investment operations	3.94	4.08	3.78	2.78	(0.63)

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$21.37	$17.43	$13.35	$9.57	$6.79

Total return (d)	22.60%	30.56%	39.50%	40.94%	(8.49)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$44,832	$49,784	$38,557	$22,182	$20,107
Ratio of operating expenses to average net assets	1.68%	1.56%	1.68%	1.89%	1.96%
Ratio of net investment loss to average net assets	(0.32)%	(0.23)%	(0.38)%	(0.65)%	(1.22)%
Portfolio turnover rate	26%	25%	38%	41%	93%
Ratio of operating expenses to average net assets without expense waivers	1.68%	1.56%	1.68%	1.90%	1.97%

(a)	The Munder Energy Fund Class A Shares commenced operations on March 13, 2001.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

25

ENERGY FUND(a) (CLASS B)	Year Ended 6/30/07(b) Class B	Year Ended 6/30/06(b) Class B	Year Ended 6/30/05(b) Class B	Year Ended 6/30/04(b) Class B	Year Ended 6/30/03(b) Class B
Net asset value, beginning of period	$16.72	$12.91	$9.32	$6.66	$7.34

Income/(loss) from investment operations:
Net investment loss	(0.18)	(0.16)	(0.13)	(0.11)	(0.12)
Net realized and unrealized gain/(loss) on investments	3.82	3.97	3.72	2.77	(0.56)

Total from investment operations	3.64	3.81	3.59	2.66	(0.68)

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$20.36	$16.72	$12.91	$9.32	$6.66

Total return (d)	21.77%	29.51%	38.52%	39.94%	(9.26)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$39,957	$43,115	$42,838	$39,396	$33,404
Ratio of operating expenses to average net assets	2.43%	2.31%	2.43%	2.64%	2.71%
Ratio of net investment loss to average net assets	(1.06)%	(1.03)%	(1.18)%	(1.40)%	(1.97)%
Portfolio turnover rate	26%	25%	38%	41%	93%
Ratio of operating expenses to average net assets without expense waivers	2.43%	2.31%	2.43%	2.65%	2.72%

(a)	The Munder Energy Fund Class B Shares commenced operations on March 13, 2001.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

26

ENERGY FUND(a) (CLASS C)	Year Ended 6/30/07(b) Class C	Year Ended 6/30/06(b) Class C	Year Ended 6/30/05(b) Class C	Year Ended 6/30/04(b) Class C	Year Ended 6/30/03(b) Class C
Net asset value, beginning of period	$16.74	$12.92	$9.33	$6.67	$7.35

Income/(loss) from investment operations:
Net investment loss	(0.18)	(0.15)	(0.13)	(0.11)	(0.12)
Net realized and unrealized gain/(loss) on investments	3.81	3.97	3.72	2.77	(0.56)

Total from investment operations	3.63	3.82	3.59	2.66	(0.68)

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$20.37	$16.74	$12.92	$9.33	$6.67

Total return (d)	21.68%	29.57%	38.48%	39.88%	(9.25)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$22,047	$22,948	$16,996	$15,411	$13,768
Ratio of operating expenses to average net assets	2.43%	2.31%	2.43%	2.64%	2.71%
Ratio of net investment loss to average net assets	(1.06)%	(0.99)%	(1.18)%	(1.40)%	(1.97)%
Portfolio turnover rate	26%	25%	38%	41%	93%
Ratio of operating expenses to average net assets without expense waivers	2.43%	2.31%	2.43%	2.65%	2.72%

(a)	Prior to the close of business on October 31, 2003, the Fund offered Class II Shares, which were converted and/or reclassified as Class C Shares on that date. Class II Shares, which commenced operations on March 13, 2001, were subject to a front-end sales charge of 1.00% and were also subject to a 1.00% CDSC on redemptions of Class II Shares within eighteen months of purchase. The financial highlights for periods prior to October 31, 2003 are for the Class II Shares and reflect the fees and expenses of the Class II Shares.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

27

ENERGY FUND(a) (CLASS K)	Year Ended 6/30/07(b) Class K	Year Ended 6/30/06(b) Class K	Year Ended 6/30/05(b) Class K	Year Ended 6/30/04(b) Class K	Year Ended 6/30/03(b) Class K
Net asset value, beginning of period	$17.41	$13.33	$9.56	$6.79	$7.42

Income/(loss) from investment operations:
Net investment loss	(0.05)	(0.04)	(0.05)	(0.05)	(0.07)
Net realized and unrealized gain/(loss) on investments	3.99	4.12	3.82	2.82	(0.56)

Total from investment operations	3.94	4.08	3.77	2.77	(0.63)

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$21.35	$17.41	$13.33	$9.56	$6.79

Total return (d)	22.63%	30.61%	39.44%	40.80%	(8.49)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$11	$9	$7	$8	$36
Ratio of operating expenses to average net assets	1.67%	1.55%	1.68%	1.89%	1.96%
Ratio of net investment loss to average net assets	(0.26)%	(0.23)%	(0.44)%	(0.65)%	(1.22)%
Portfolio turnover rate	26%	25%	38%	41%	93%
Ratio of operating expenses to average net assets without expense waivers	1.67%	1.55%	1.68%	1.90%	1.97%

(a)	The Munder Energy Fund Class K Shares commenced operations on March 13, 2001.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

28

ENERGY FUND(a) (CLASS Y)	Year Ended 6/30/07(b) Class Y		Year Ended 6/30/06(b) Class Y	Year Ended 6/30/05(b) Class Y	Year Ended 6/30/04(b) Class Y	Year Ended 6/30/03(b) Class Y
Net asset value, beginning of period	$17.65		$13.49	$9.65	$6.83	$7.45

Income/(loss) from investment operations:
Net investment income/(loss)	(0.00	)(c)	0.01	(0.02)	(0.03)	(0.06)
Net realized and unrealized gain/(loss) on investments	4.06		4.15	3.86	2.85	(0.56)

Total from investment operations	4.06		4.16	3.84	2.82	(0.62)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$21.71		$17.65	$13.49	$9.65	$6.83

Total return (d)	22.95%		30.84%	39.79%	41.29%	(8.32)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$708		$582	$364	$240	$149
Ratio of operating expenses to average net assets	1.43%		1.31%	1.43%	1.64%	1.71%
Ratio of net investment income/(loss) to average net assets	(0.02)%		0.04%	(0.14)%	(0.40)%	(0.97)%
Portfolio turnover rate	26%		25%	38%	41%	93%
Ratio of operating expenses to average net assets without expense waivers	1.43%		1.31%	1.43%	1.65%	1.72%

(a)	The Munder Energy Fund Class Y Shares commenced operations on March 13, 2001.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated.

29

SHAREHOLDER GUIDE

Dated October 31, 2007

The Shareholder Guide provides information regarding the purchase, redemption and exchange of shares of the Munder Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Munder Funds Class A, B, C, I, K, R & Y shares Prospectuses dated October 31, 2007. Not all Funds offer all classes of shares.

HOW TO REACH THE FUNDS

CONTACT SHAREHOLDER SERVICES

For account inquiries or information, literature, forms, etc.:

By telephone:

1-800-438-5789

By mail:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

By overnight delivery:	The Munder Funds

101 Sabin Street Pawtucket, RI 02860

For other inquiries or complaints:

By telephone:

1-800-468-6337

By mail:

The Munder Funds

Attn: Secretary

480 Pierce St. Birmingham, MI 48009

By e-mail:	fundcontact@munder.com

PURCHASE INFORMATION

WHO MAY PURCHASE SHARES

Class A & Class C Shares

All investors are eligible to purchase Class A or Class C shares.

Class B Shares

Class B Shares of the Munder Funds are available for purchase only as follows:

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B shares of a Munder Fund in additional Class B shares of that Fund;

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase Class B shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a

S - 1

trust for which the existing registered owner is the trustee or beneficiary;
-

401(k) retirement plans (and other similar group retirement plans) that offered Class B shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B shares of that Munder Fund and may purchase additional Class B shares of that Fund in existing participant accounts;

-

401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B shares of a Munder Fund as an investment option, may open participant accounts in Class B shares of that Fund; and

-

Any client or customer of a broker, financial intermediary or other financial institution that (i) received a sales presentation within the six months prior to February 28, 2007 that included Class B shares of one or more Munder Funds as an investment option and (ii) was identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B shares of a Munder Fund may purchase Class B shares.

If all Class B shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in this Shareholder Guide, then the shareholder’s account will be closed. Such former holders of Class B shares will not be able to buy additional Class B shares or reopen a Class B shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in this Shareholder Guide.

The Munder Funds reserve the right to revise the scope of the limited offering described above or to change these policies at any time.

Class K Shares

Customers (and their immediate family members) of banks and other institutions that have entered into agreements with the Funds to provide shareholder services for Class K shareholders may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. Financial institutions (or their nominees) acting on behalf of their customers, will normally be the holders of record of Fund shares and will reflect their customers’ beneficial ownership of shares in the account statements provided by them to their customers.

The Funds may refuse any purchase orders from ineligible investors who select Class K shares.

Class R Shares

Investors may purchase Class R shares only through participation in certain programs where program-level or omnibus accounts are held on the books of the Funds, including without limitation:

-	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit

S - 2

sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans; and
-	Managed account programs sponsored by a broker-dealer, registered investment adviser or bank trust department.

The Funds may refuse any purchase orders from ineligible investors who select Class R shares.

Class Y Shares

Only the following investors may purchase Class Y shares:

-

institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; and investment companies);

-	investment advisors, broker-dealers and other financial intermediaries acting for their own accounts or for the accounts of their clients;
-	Trustees and officers of the Munder Funds and their immediate family members;
-	employees and retired employees of the Funds’ investment advisor;
-	Munder Capital Management’s investment advisory clients; and
-	immediate family members of employees of the Funds’ investment advisor.

The Funds may refuse any purchase orders from ineligible investors who select Class Y shares.

Class I Shares

Individual investors and institutional investors may purchase Class I shares.

METHODS FOR PURCHASING SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Intermediary and/or Financial Institution

Any broker, financial intermediary or other financial institution authorized by the Munder Funds or the Funds’ distributor can sell you shares of the Funds. Please note that brokers, financial intermediaries or other financial institutions may charge you fees in connection with purchases of shares. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail

For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

You must also specify the Fund and class of shares you wish to purchase on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase may be refused or you may be invested in Class A shares, if offered.

S - 3

For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for the amount of your investment to the address listed above. We reserve the right to refuse investments of less than $50 and any form of payment, including without limitation cash, temporary checks, credit cards or third-party checks.

By Wire

For new accounts, you must complete, sign and mail an Account Application to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below. To obtain an Account Application, your account number or more information, call (800) 438-5789.

Wire Instructions

Bank ABA/Routing #: 031000053

Bank Account Number: 8606905396

Bank Account Name: The Munder Funds

RFB: (Fund Name and Class)

OBI: (Your Name and Acct #)

You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer (EFT)

For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Account Application with the Banking Information section completed and you must not decline your EFT purchase privilege. Once your account has been established, you can make investments by EFT.

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or visit www.munder.com to establish an Internet login and password for online transactions.

Please note that EFT transactions usually require two days to complete.

Through the Automatic Investment Plan (AIP)

Under an AIP, you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP without notice if your bank account has insufficient funds at the time of a scheduled deduction or for any other reason on 30 days’ written notice to you.

POLICIES FOR PURCHASING SHARES

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial

S - 4

institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

-	Name;

-	Date of birth (for individuals);

-	Residential or business street address (although post office boxes are still permitted for mailing); and

-	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, we may restrict your ability to purchase additional shares of a Fund until your identity is verified. We may also close your account or take other appropriate action if we are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed (less any applicable CDSC). In addition, you will not be entitled to recoup from the Funds any sales charges paid in connection with your purchase of Fund shares. Any otherwise applicable short-term trading fee will not, however, be assessed on accounts that are closed for this reason.

Investment Minimums

(Class A, B & C Shares)

With respect to any Class A, B or C shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class A, Class B and Class C shares is $2,500 per Fund for all accounts, with the following exceptions. The minimum initial investment for all types of Individual Retirement Accounts (IRAs), Education Savings Accounts (ESAs), 403(b), Uniform Gifts to Minors Act (UGMA) and Uniform Transfer to Minors Act (UTMA) accounts is $500. Subsequent investments of less than $50 per Fund for all account types may be refused. If you use the Automatic Investment Plan (AIP), the minimum initial and subsequent investment per Fund is $50.

Investment minimums do not apply to purchases made through eligible retirement plans (or similar group accounts) or eligible wrap-fee programs (or similar programs). For this purpose, “eligible

S - 5

retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees. “Eligible wrap-fee and similar programs” are those which have been approved by an officer of the Fund.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

If you wish to invest more than $50,000, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A or Class C shares. If you wish to invest more than $1 million, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A shares.

Investment Minimums

(Class K & R Shares)

There is no minimum initial or subsequent investment for Class K or Class R shares.

Investment Minimums (Class Y Shares)

With respect to any Class Y shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class Y shares is $1 million per Fund for each Class Y shares account.

A reduced initial investment minimum of $2,500 applies to investments made by clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds.

Investment minimums do not apply to purchases made through eligible retirement plans or similar group accounts. For this purpose, “eligible retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees.

Investment minimums do not apply to clients in wrap-fee programs or other asset-based advisory fee programs, where the sponsor has entered into a written agreement with the Funds to offer Class Y shares through the applicable program.

S - 6

Investment minimums do not apply to investments made by Trustees or officers of the Munder Funds or their immediate family members, employees of Munder Capital Management or their immediate family members, retired officers or employees of Munder Capital Management, or investment advisory clients of Munder Capital Management.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

Investment Minimums (Class I Shares)

Except as provided below, the minimum initial investment for Class I shares is $2 million per Fund for each Class I shares account.

Investment minimums do not apply to accounts held through an intermediary that maintains aggregate assets on behalf of its clients in a Fund equivalent to $10 million or greater and an average account size in the Fund equivalent to $200,000 or greater.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Accounts Below Minimums

For each account that you own, if your investment in Class A, Class B or Class C shares of a Fund does not meet the applicable account minimum, or you cease AIP contributions before reaching the applicable account minimum, you may increase your balance to that level (either by a single investment or through the AIP) or that Fund account may be charged a quarterly servicing fee of $6.

Exemptions from this fee apply to accounts held through brokers, financial intermediaries and other financial institutions that hold shares in street name or omnibus positions or through registered securities clearing agents.

To the extent feasible, we may waive low account balance fees on Class A or Class B shares accounts that do not meet the applicable amount minimum as a result of the par conversion of a Class B shares account to a Class A shares account. In addition, we reserve the right, in our sole discretion, to waive the imposition of this fee.

We further reserve the right, upon 30 days’ advance written notice, to redeem your Class A, Class B or Class C shares account (and forward the redemption proceeds to you) if its value is below the applicable minimum or to redeem your Class Y shares account if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice. Any otherwise applicable contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 30 days of your purchase.

Timing of Orders

Purchase orders must be received by the Funds or an authorized agent of the Funds, such as the Funds’ distributor or transfer agent, authorized dealer or third-party

S - 7

administrator, or other authorized financial intermediary, before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day’s NAV. Purchase orders received after that time will be accepted as of the next business day and will receive the NAV for the next business day.

REDEMPTION INFORMATION

METHODS FOR REDEEMING SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone

If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Funds must receive a redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet

If you did not decline the online redemption privilege on your Account Application and you have established an internet Personal

S - 8

Identification Number (PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

As with redemptions by telephone, the Funds must receive an online redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make internet redemptions from an IRA, ESA or 403(b) account.

Through the Systematic Withdrawal Plan (SWP)

If you have an account value of $5,000 or more in a Fund, you may redeem Class A, Class B or Class C shares on a monthly or quarterly basis. For IRA or 403(b) accounts, you may make redemptions on a monthly, quarterly or annual basis. In either case, the minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds. You may change or cancel a SWP at any time upon notice to the Funds. If you pay a sales charge on the purchase of Class A shares, you should not participate in a SWP. In addition, any applicable CDSC will be charged upon redemption of Class A, Class B or Class C shares.

By Writing a Check

Free checkwriting is available to Class A and Class Y shareholders of the Taxable Income Funds (other than the International Bond Fund), Tax-Free Income Funds and Money Market Funds who complete a Checkwriting Authorization Form and return it to us. Checks that are written in amounts less than $500 may be refused. You may not close a Fund account by writing a check. We may change or terminate this program on 30 days’ advance written notice to you.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent

In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). Please call (800) 438-5789 to determine the requirements for providing other instructions.

If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these methods.

Short-Term Trading Fee

A short-term trading fee may apply to redemptions of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

S - 9

Medallion Signature Guarantee

For your protection, a medallion signature guarantee is required for the following Class A, Class B and Class C redemption requests:

-	redemption proceeds greater than $50,000;
-	redemption proceeds not being made payable to the record owner of the account;
-	redemption proceeds not being mailed to the address of record on the account;
-	redemption proceeds being mailed to address of record that has changed within the last 30 days;
-	redemption proceeds being transferred to another Munder Fund account with a different registration;
-	change in ownership or registration of the account; or
-	changes to banking information without a voided check being supplied.

We reserve the right to require a medallion signature guarantee for other types of redemption requests, including Class K, Class R or Class Y share redemptions.

When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Financial Institutions

Shares held through a financial institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties

During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.

EXCHANGE INFORMATION

METHODS FOR EXCHANGING SHARES

Shareholders may exchange Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

S - 10

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration. All exchange requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

By Telephone

If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

By Internet

If you did not decline the online exchange privilege on your Account Application and you have established an internet Personal Identification Number (PIN), you may exchange shares by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

POLICIES FOR EXCHANGING SHARES

-	You may exchange your Fund shares for shares of the same class of other Munder Funds (if offered) based on their relative NAVs.

-

If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange. When Class A shares of a Munder Fund that were issued without the imposition of a sales charge are exchanged for Class A shares of another Munder Fund, you must pay any applicable sales charge at the time of the exchange unless you otherwise qualify for a waiver of the sales charge.

-

Class A shares of a money market fund that (1) were acquired through the use of the exchange privilege and (2) can be traced back to a purchase of one or more Munder Funds for which a sales charge was paid, may be exchanged for Class A shares of a Fund at NAV.

-	Class A, Class B and Class C shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

-	You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

-	A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

S - 11

-

Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker, financial intermediary or other financial institution or by calling the Munder Funds at (800) 438-5789.

-	Brokers or financial intermediaries may charge you a fee for handling exchanges.

-	We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Short-Term Trading Fee

A short-term trading fee may apply to exchanges of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES

AND REDEMPTIONS

-

We consider purchase, exchange or redemption orders to be in “proper form” when we receive all required information, including properly completed and signed documents. We may reject any requests that are not in proper form.

-	We reserve the right to reject any purchase order, including exchanges from other Munder Funds.

-	At any time, we may change any of our purchase, redemption or exchange practices or privileges, and may suspend the sale of Fund shares.

-	We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

-	To limit the Funds’ expenses, we no longer issue share certificates.

-	We may temporarily stop redeeming shares if:

(i)	the NYSE is closed;

(ii)	trading on the NYSE is restricted;

(iii)	an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

(iv)	the SEC orders the Fund to suspend redemptions.

-

We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor’s account, neither the Funds, Munder Capital Management, the Funds’ distributor nor the Funds’ transfer agent or any of their affiliates, officers or directors will be held responsible for any losses resulting from unauthorized transactions.

-	If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the

S - 12

account. If your account has been set up by a broker, financial intermediary or other financial institution, account activity will be detailed in their statements to you. Brokers, financial intermediaries and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

-	Brokers, financial intermediaries and other financial institutions may charge their customers a processing fee in connection with the purchase or redemption of Fund shares.

-

Normally we send redemption amounts to you on the next business day (but not more than seven days) after we receive your request in proper form, except as described below in the case of shares purchased by check. Same-day processing is available only for the Money Market Funds, provided we receive notice of the trade prior to the applicable cut-off time (see below).

-

If we receive notice of your intent to process a same-day trade and your purchase order for the Cash Investment Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 2:45 p.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 2:45 p.m. (Eastern time), you will receive dividends for that day.

If we receive notice of your intent to process a same-day trade and your purchase order for the Tax-Free Money Market Fund is received in proper form before 11:30 a.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 11:30 a.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 11:30 a.m. (Eastern time), you will receive dividends for that day.

-	We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

SHAREHOLDER PRIVILEGES

Reinstatement Privilege

For 60 days after you sell Class A, Class B or Class C shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge). This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A, B or C shares that were subject to a CDSC when redeemed. The Class A shares purchased under this privilege must be held in an account registered in the same name as the account from which the shares were redeemed and the amount being reinvested must be at least the required minimum investment amount. You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial intermediary must notify the Funds at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

S - 13

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

AND SHORT-TERM TRADING FEE

Policies and Procedures

The Funds are not intended to serve as vehicles for short-term trading. By realizing profits through short-term trading, investors that engage in rapid purchases and sales or exchanges of a Fund’s shares may dilute the value of shares held by long-term investors. Volatility resulting from excessive purchases and sales or exchanges of a Fund’s shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity resulting from market timing. Excessive purchases and sales or exchanges of a Fund’s shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity, which could cause the Fund to incur increased brokerage costs and to realize taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level volatility and investment volatility that is associated with patterns of excessive short-term trading activity. Any increased costs are borne by all Fund shareholders, including long-term investors who do not cause such costs to be incurred. All of these factors may adversely affect Fund performance. Funds investing in securities that are thinly traded, trade infrequently, or are more difficult to value (such as foreign securities, high yield debt securities and small-cap securities) may attract investors seeking to profit from short-term trading strategies that attempt to exploit the special valuation issues applicable to these types of securities to a greater degree than other types of securities. With respect to the Cash Investment Fund, a money market fund that attempts to maintain a stable net asset value, short-term trading does not generally pose the same issue for that Fund as for other Munder Funds.

The Board of Trustees of the Munder Funds has adopted policies and procedures to monitor for, and to discourage and take reasonable steps to prevent or minimize, investors from engaging in frequent purchases and redemptions of shares of the Munder Funds, to the extent deemed reasonable and practicable. The Funds will seek to apply these policies and procedures as uniformly as practicable.

The Munder Funds’ policies and procedures for identifying excessive short-term trading and market timing activities take into account a number of factors, including but not limited to the dollar amount and frequency of Fund trades. For purposes of these monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Pursuant to these policies and procedures, each Fund reserves the right to refuse any purchase or exchange request that, in the view of MCM, could adversely affect any Munder Fund or its operations, including any purchase or exchange request from any individual, group or account that is likely to engage in excessive trading, or any order that may be viewed as market-timing activity. If a Fund refuses a purchase or

S - 14

exchange request from a shareholder and that shareholder deems it necessary to redeem his or her account in the Fund, any CDSC that is applicable to such redemption transaction, as described in the Fund’s prospectus, will be assessed against those redemption proceeds.

The Funds will suspend or terminate any or all exchange privileges or suspend or terminate telephone and/or internet redemption privileges on accounts identified as engaging in excessive short-term trading or market timing activity in order to limit these types of trading practices. The Funds (other than a money market fund) also reserve the right in the future to limit the number of “round trip” exchanges an investor may make into and out of any Fund in order to discourage excessive short-term trading activities.

Although the Funds use a variety of methods to detect and deter excessive trading or market timing, the Funds cannot always know or reasonably detect such trading, particularly if it is facilitated by authorized financial intermediaries or done through omnibus account arrangements. The Funds’ ability to monitor and discourage market timing and excessive trading generally requires the cooperation of financial intermediaries to effectively implement policies and procedures with respect to accounts for which the Funds do not have sufficient identifying information. This cooperation cannot necessarily be assured. To the extent the Funds are able to identify market timing or excessive trading in these accounts, the Funds will use their reasonable and best efforts to uniformly apply their policies and procedures. However, there is no guarantee that this goal will be achieved. Finally, it is important to recognize that “market timing” and “excessive trading” are not clearly defined terms under applicable law. Consequently, trading activities that may not be considered by the management of the Munder Funds to be excessive or market timing could be interpreted differently by others and vice versa.

Short-Term Trading Fee

Consistent with the Funds’ policies and procedures, we may apply a 2% short-term trading fee if you redeem or exchange shares of the Asset Allocation Fund—Balanced, the Equity Funds or the International Bond Fund within 30 days of purchase. The fee will be applied based on net assets at the time of the transaction. Any applicable short-term trading fee is paid directly to the Fund from which you redeem or exchange your shares in order to, among other things, offset the costs of buying and selling securities. The fee, which is intended to discourage short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

The Funds will seek to apply short-term trading fees as uniformly as possible. Where operational limitations restrict the ability of the Funds to impose short-term trading fees or apply certain exemptions from the fees, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of short-term trading fees will vary. To the extent feasible, the following types of transactions will be exempt from short-term trading fees: shares purchased through the automatic reinvestment of dividend and capital gain distributions; shares redeemed to pay account-related fees; shares purchased through an automatic investment program or similar periodic investment plan; transactions associated

S - 15

with the automatic rebalancing of an account; shares purchased as a result of an employer contribution to a qualified retirement plan account; shares redeemed from shareholder accounts liquidated for failure to meet the minimum investment requirement; shares redeemed from a shareholder account for which the identity of the shareholder could not be determined within reasonable time after the account was opened; shares redeemed pursuant to a systematic withdrawal plan or similar periodic withdrawal plan; shares redeemed as part of a loan or hardship withdrawal from a qualified plan; shares redeemed to repay a loan from a qualified retirement account; shares redeemed for payment of involuntary fees; shares redeemed as part of a required distribution from a qualified retirement plan or IRA; shares redeemed upon the death or disability of an owner of record of an account; and any other involuntary redemption and/or exchange transactions, including those required by law or regulation, a regulatory agency, a court order, or as a result of a liquidation of a Fund by the Board of Trustees.

Accounts exempt from the imposition of short-term trading fees are: accounts held through omnibus and plan level retirement accounts for which third-party recordkeepers do not assess redemption fees on such accounts; accounts that hold omnibus share positions for the dealer, and the underlying dealer customer accounts, for which the dealer does not assess redemption fees on such accounts; accounts for which the beneficial owner is an asset allocation fund or funds (or similar pooled investment vehicle) that rebalances no more frequently than quarterly; and wrap fee program accounts for which the program sponsor has entered into a form of fee waiver agreement with the Funds. In addition, we reserve the right to waive the short-term trading fees in certain limited circumstances where the Funds determine the transaction does not pose the risks that the Funds’ policies and procedures are designed to mitigate. Such waivers are subject to the advance written approval of two officers of the Funds and are reported to the Board of Trustees.

S - 16

ADDITIONAL INFORMATION

Information relating to purchases and sales of shares of the Fund is provided in the Shareholder Guide, which is incorporated by reference into (and is considered a part of) this prospectus.

More information about the Fund is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

The Fund’s Statement of Additional Information provides more detail about the Fund and its investment strategies, risks and restrictions. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (and is considered part of) this prospectus.

SHAREHOLDER INQUIRIES:

By e-mail:	fundcontact@munder.com

By telephone:	1-800-468-6337

By mail:	The Munder Funds

Attn: Secretary

480 Pierce Street

Birmingham, MI 48009

Distributor: Funds Distributor, Inc.

SEC File Number: 811-21294

TO OBTAIN INFORMATION:

By telephone:	1-800-438-5789

By mail:	The Munder Funds

P.O. Box 9701

Providence, RI 02940-9701

By overnight delivery:	The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

By web:	www.munder.com

You may find more information about the Fund online. This website is not considered part of the prospectus.

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-0102.

PROENERG1007

Munder Index 500 Fund

PROSPECTUS

October 31, 2007

Save paper and receive this

document electronically.

Sign up for electronic delivery at

www.munderfunds.com/edelivery

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

CLASS A SHARES

(MUXAX)

CLASS B SHARES

(MUXBX)

CLASS K SHARES

(MUXKX)

CLASS R SHARES

(MUXRX)

CLASS Y SHARES

(MUXYX)

Munder Index 500 Fund

CLASS A, B, K, R & Y SHARES

This prospectus describes the goal and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on the Fund’s investment strategies and risks, please read the section entitled “More About the Fund.” Certain terms used in this prospectus are defined in the Glossary. Unless this prospectus expressly provides otherwise, each goal, strategy and policy of the Fund may be changed by action of the Board of Trustees without shareholder approval.

GOAL AND PRINCIPAL

INVESTMENT STRATEGIES

Goal

The Fund’s goal is to provide performance and income that is comparable to the Standard & Poor’s 500 Composite Stock Price Index (S&P 500®). The S&P 500® is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies in the S&P 500®. This investment strategy may not be changed without 60 days’ prior notice to shareholders. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowing for investment purposes.

In practice, the Fund typically holds all 500 of the stocks in the S&P 500® . The Fund is managed through the use of a “quantitative” or “indexing” investment approach and tries to mirror the composition and performance of the S&P 500® through statistical procedures. The sub-advisor invests in stocks that are included in the S&P 500® in approximately the same proportions as they are represented in the index. As a result, the sub-advisor does not use traditional methods of fund investment management, i.e., it does not select stocks on the basis of economic, financial and market analysis.

The Fund will try to achieve a correlation between the performance of its portfolio and that of the S&P 500® of at least 0.95. A correlation of 1.0 would mean that the changes in the Fund’s price mirror exactly the changes in the S&P 500®.

To the extent foreign issuers are included in the S&P 500®, the Fund may invest in foreign securities. The Fund may also enter into futures contracts in an effort to minimize performance disparity between the Fund and the S&P 500®.

1

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund’s portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

-	Stock Market Risk

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

-	Tracking Risk

Because the Fund pays fees and transaction costs, while the S&P 500® does not, the Fund’s returns are likely to be lower than those of the S&P 500®. Tracking variance may also result from share purchases, redemptions and other factors.

-	Indexing Strategy Risk

The Fund will invest in the securities included in the S&P 500® regardless of market trends. As a result, the Fund cannot modify its investment strategy to respond to changes in the economy, which means it may be particularly susceptible to a general decline in the large capitalization portion of the U.S. stock market.

-	Derivatives Risk

The Fund may suffer a loss from its use of futures contracts, which are forms of derivatives. The primary risk with futures is that small price movements can result in substantial gains or losses. Investments in derivatives also entail exposure to the credit risk of the derivative’s counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

2

[THIS PAGE WAS INTENTIONALLY LEFT BLANK]

3

PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund’s performance for each of the last 10 calendar years. The table shows how the Fund’s average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index.

The annual returns in the bar chart are for the Fund’s oldest class of shares, Class Y shares. Class A, Class B, Class K and Class R shares, net of applicable sales charges, will have annual returns similar to those of the Class Y shares because all of the classes of shares are invested in the same portfolio of securities and have the same portfolio management. Because each class of shares has different sales charges, distribution fees and/or service fees, and expenses, the performance of each class will differ. Please see the section entitled “Fees and Expenses.”

When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Munder Index 500 Fund CLASS Y

TOTAL RETURN (%)

per calendar year

YTD through 9/30/07:	8.86%

Best Quarter:	21.17%	(quarter ended 12/31/98)
Worst Quarter:	(17.37)%	(quarter ended 9/30/02)

AVERAGE ANNUAL RETURNS

for periods ended December 31, 2006

	1 Year %	5 Years %	10 Years %	Since Inception %(1)
CLASS Y
Return Before Taxes	15.37	5.76	8.00	10.95
Return After Taxes on Distributions	14.74	5.40	7.30	9.90
Return After Taxes on Distributions and Sale of Fund Shares	9.96	4.80	6.68	9.25
S&P 500® Index(2) (reflects no deductions for fees, expenses or taxes)	15.79	6.19	8.42	11.38

4

	1 Year %	5 Years %	10 Years %	Since Inception %(1)
CLASS A
Return Before Taxes	12.22	4.98	7.52	10.02
S&P 500® Index(2) (reflects no deductions for fees, expenses or taxes)	15.79	6.19	8.42	10.89
CLASS B
Return Before Taxes	11.82	5.08	7.48	9.17
S&P 500® Index(2) (reflects no deductions for fees, expenses or taxes)	15.79	6.19	8.42	10.13
CLASS K
Return Before Taxes	15.08	5.50	7.73	10.16
S&P 500® Index(2) (reflects no deductions for fees, expenses or taxes)	15.79	6.19	8.42	10.89
CLASS R
Return Before Taxes	14.79	—	—	12.13
S&P 500® Index(2) (reflects no deductions for fees, expenses or taxes)	15.79	—	—	13.11

(1)	The inception dates for the Class Y, Class A, Class B, Class K and Class R shares are 12/1/91, 12/9/92, 10/31/95, 12/7/92 and 7/29/04, respectively. The index returns from inception for Class Y, Class A, Class B and Class K shares are from 12/1/91, 12/1/92, 11/1/95, 12/1/92 and 8/1/04, respectively.
(2)	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500® Index) is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market.

Average annual returns reflect the imposition of the maximum front-end or contingent deferred sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class Y shares. The after-tax returns for the Class A, Class B, Class K and Class R shares will vary from those shown for the Class Y shares because, as noted above and set forth below in the section entitled “Fees and Expenses,” each class of shares has different sales charges, distribution fees and/or service fees, and expenses.

Historical information regarding the Fund, including prior names and benchmarks, is included in the Fund’s Statement of Additional Information.

5

FEES & EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

SHAREHOLDER FEES paid directly from your investment	Class A Shares	Class B Shares		Class K Shares	Class R Shares		Class Y Shares
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)	2.5%(a)	None		None	None		None
Maximum Contingent Deferred Sales Charge (CDSC) (as a % of the lesser of original purchase price or redemption proceeds)	None	3%(b)		None	None		None
Maximum Sales Charge (load) imposed on reinvested dividends	None	None		None	None		None
Redemption Fees	2%(c)	2%(c)		2%(c)	2%(c)		2%(c)
Exchange Fees	None	None		None	None		None

ANNUAL FUND OPERATING EXPENSES paid from Fund assets (as a % of net assets)	Class A Shares	Class B Shares		Class K Shares	Class R Shares		Class Y Shares
Management Fees	0.12%	0.12%		0.12%	0.12%		0.12%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	(d)	0.00%	0.50%	(e)	0.00%
Non-12b-1 Service Plan Fees	0.00%	0.00%		0.25%	0.00%		0.00%
Other Expenses	0.27%	0.27%		0.27%	0.26%		0.27%
Acquired Fund Fees and Expenses (f)	0.00%	0.00%		0.00%	0.00%		0.00%

Total Annual Fund Operating Expenses including Acquired Fund Fees and Expenses (g)	0.64%	1.39%	(d)	0.64%	0.88%		0.39%

(a)	The sales charge declines as the amount invested increases.
(b)	The CDSC applies to redemptions of Class B shares within six years of purchase and declines over time.
(c)	A short-term trading fee of 2% may be assessed on redemptions within 30 days of purchase. The short-term trading fee will not be assessed on accounts that are redeemed within the 30-day period because they do not meet the applicable account minimum or because the Fund is unable to verify an accountholder’s identity within a reasonable time after the account is opened.
(d)	The distributor has voluntarily agreed to waive a portion of its Rule 12b-1 fees with respect to Class B shares for the current fiscal year. The distributor may discontinue the fee waiver at any time in its sole discretion. As a result of the fee waiver, the Fund’s 12b-1 Fees and Total Annual Fund Operating Expenses would be 0.50% and 0.89%, respectively, for Class B shares.
(e)	The Fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class R shares that allows the Fund to use up to 1.00% of the average daily net assets attributable to its Class R shares of the Fund to pay distribution and other fees in connection with the sale of its Class R shares. However, under the Fund’s Distribution Agreement, such fees are limited to payments at an annual rate equal to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.
(f)	Acquired Fund Fees and Expenses reflect the pro-rata portion of the fees and expenses charged by any underlying funds in which the Fund may invest, including money market funds and ETFs.
(g)	Acquired Fund Fees and Expenses are less than 0.01% of the average net assets of the Fund.

6

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A Shares	Class B Shares*		Class B Shares**		Class K Shares	Class R Shares	Class Y Shares
1 Year	$314	$442		$142		$65	$90	$40
3 Years	$450	$640		$440		$205	$281	$125
5 Years	$598	$861		$761		$357	$488	$219
10 Years	$1,028	$1,463	***	$1,463	***	$798	$1,084	$493

*	Assumes you sold your shares at the end of the time period.
**	Assumes you stayed in the Fund.
***	Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) of the Fund on the first business day of the month following the eighth anniversary of the issuance.

7

GLOSSARY

The Glossary explains certain terms used throughout this prospectus.

Equity Securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or may be unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Foreign Securities include direct investments in U.S. dollar-denominated securities of foreign issuers that are traded in the U.S.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers’ acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. government securities.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

MORE ABOUT THE FUND

The following sections provide additional information about the Fund’s principal investment strategies and risks and describe certain other applicable investment strategies and risks of the Fund. The Fund may use other techniques and invest in other securities and is subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Fund’s principal investment strategies and principal risks please read the sections entitled “Goal and Principal Investment Strategies” and “Principal Risks” beginning on page 1 of this prospectus.

8

FURTHER INFORMATION

REGARDING THE FUND’S

PRINCIPAL INVESTMENT

STRATEGIES AND RISKS

DERIVATIVES

Derivative instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, and options.

A futures contract is a type of derivative investment that obligates the holder to, at maturity, take or make delivery of certain securities, other financial instruments, the cash value of a specified index or a stated quantity of foreign currency. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specific exercise price during the option period. When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

-	Investment Strategy

The Fund may, but is not required to, use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another), for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. Hedging may relate to a specific investment, a group of investments, or the Fund’s portfolio as a whole. The Fund will not use derivatives for speculative purposes.

There can be no assurance that the Fund will use derivatives to hedge any particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful.

-	Special Risks

The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

9

OTHER INVESTMENT

STRATEGIES AND RISKS

BORROWING

-	Investment Strategy

The Fund may borrow from banks in an amount up to 33 1/ 3% of the Fund’s assets, including the amount borrowed. The Fund may also issue a note evidencing a temporary loan (i.e., one that must be repaid within 60 days), as long as it does not exceed 5% of the Fund’s total assets.

-	Special Risks

Borrowings by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund’s net asset value will decline in value by proportionately more than the decline in value of the securities.

FOREIGN SECURITIES

Foreign securities in which the Fund invests include U.S. dollar-denominated securities of foreign issuers that are traded in the U.S.

-	Investment Strategy

The Fund may invest up to 25% of its total assets in foreign securities.

-	Special Risks

Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

Direct investments in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, the Fund may realize additional income gains or losses.

-	Investment Strategy

The Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 33 1/3% of the value of the Fund’s total assets (including the loan collateral).

-	Special Risks

The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

TEMPORARY INVESTMENTS

The Fund may invest in short-term obligations, such as U.S. government securities, high-quality money market instruments, repurchase agreements with

10

maturities of 13 months or less and exchange-traded funds.

-	Investment Strategy

The Fund may invest assets in short-term obligations pending investment or to meet anticipated redemption requests.

-	Special Risks

The Fund may not achieve its investment objective when its assets are invested in short-term obligations.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS

A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

-	Special Risks

Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the counterparty may fail to deliver the security or cash on the settlement date.

DISCLAIMERS

The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s (“S&P”), nor does S&P guarantee the accuracy and/or completeness of the S&P 500® Index or any data included therein. S&P makes no warranty, express or implied, as to the results to be obtained by the Fund, owners of the Fund, or any person or any entity from the use of the S&P 500® Index or any data included therein. S&P makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the S&P 500® Index or any data included therein.

PUBLICATION OF PORTFOLIO HOLDINGS

The Fund publishes a complete list of its portfolio holdings as of the end of each calendar month not earlier than 30 days after the end of such month on the Munder Funds website (www.munder.com) under the “All Holdings” link on the Fund’s Profile Page. The three most recent previously published month-end portfolio holdings lists can be accessed through the “Historical All Holdings” link on the Fund’s Profile Page. The Fund may also publish other information on the Fund’s Profile Page relating to its portfolio holdings (e.g., top ten holdings, sector information and other portfolio characteristic data) as of the end of the calendar month not earlier than 15 days after the end of such month. A description of the Fund’s policies and procedures with respect to the disclosure of information regarding the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

11

YOUR INVESTMENT

PURCHASING SHARES

You may purchase Class A shares of the Fund at the net asset value (NAV) next determined after your purchase order is received in proper form, plus any applicable sales charge.

You may purchase Class B, Class K, Class R or Class Y shares of the Fund at the NAV next determined after your purchase order is received in proper form.

Class B, Class K, Class R and Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding eligibility requirements.

Broker-dealers or financial intermediaries (other than the Fund’s distributor) may charge you additional fees for shares you purchase through them.

For information regarding policies and procedures associated with purchasing shares of the Fund, including minimum investment requirements, please see the Shareholder Guide.

EXCHANGING SHARES

You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs.

For information regarding policies and procedures associated with exchanging shares, please see the Shareholder Guide.

REDEEMING SHARES

You may redeem shares at the NAV next determined after your redemption request is received in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC) and/or short-term trading fee.

For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the Shareholder Guide.

SHARE CLASS SELECTION

The Fund offers Class A, Class B, Class K, Class R and Class Y shares through this prospectus. A summary comparison of the various classes appears in the table on the following pages. Please see the Shareholder Guide for more information regarding each class of shares.

Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase, the intended length of your investment and your eligibility to purchase those shares. In estimating the costs of investing in a particular class of shares, you should consider both ongoing annual expenses, including applicable Rule 12b-1 distribution and service fees and/or other service fees as described in the section entitled “Distribution and Service Fees,” and any initial sales charge or CDSC.

12

Class A Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement or education savings plan.
Initial Sales Charge	Up to 2.50% (reduced for purchases of $100,000 or more, and eliminated for purchases of $1 million or more and certain categories of investors).

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Rule 12b-1 fees of 0.25% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	None

Conversion Feature	None

Class B Shares
Purchase Availability	Available to a limited group of investors for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge	Starts at 3.00% and declines to 0% six years after purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	$50,000

Conversion Feature	Automatic conversion to Class A shares on the first business day of the month following the eighth anniversary of issuance, reducing future annual expenses.*

Class K Shares
Purchase Availability	Available only through selected financial institutions. Not available for direct investment in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Service fees of 0.25% annually.

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	None

*	Please see the Statement of Additional Information for information regarding the conversion feature for Class B shares purchased prior to June 16, 2003.

13

Class R Shares
Purchase Availability	May only be purchased through employer-sponsored retirement plans or other similar programs through which group-level investments are made in the Funds.
Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Rule 12b-1 fees of 0.50% annually.

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	None

Class Y Shares
Purchase Availability	Available only to institutional investors, investors purchasing through financial intermediaries, investors purchasing through retirement plans that meet certain conditions, and investors with specific relationships with Munder Capital Management or the Munder Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	None

Initial Purchase Minimum	$1 million (reduced or eliminated for certain categories of investors).

Purchase Maximum	None

Conversion Feature	None

APPLICABLE SALES CHARGES

Access to the following information is available through the Munder Funds website at www.munder.com under the “Sales Charges and Fees” link on the Fund’s Profile Page.

FRONT-END SALES CHARGE - CLASS A SHARES

You can purchase Class A shares at the offering price, which is the NAV plus an initial sales charge. Shares purchased through reinvestment of distributions are not subject to a sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are as follows:

	Sales Charge* as a Percentage of
	Offering Price %		Net Amount Invested %
Less than $100,000	2.50		2.56
$100,000 but less than $250,000	2.00		2.04
$250,000 but less than $500,000	1.50		1.52
$500,000 but less than $1,000,000	1.00		1.01
$1,000,000 or more	None	**	None	**

*	Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.
**	No initial sales charge applies on investments of $1 million or more.

14

SALES CHARGE WAIVERS AND REDUCTIONS - CLASS A SHARES

General

We will waive the initial sales charge on Class A shares for the following types of purchasers:

1.    investors that have an investment account with the Fund’s investment advisor;

2.    full-time employees and retired employees of the Fund’s investment advisor or its affiliates, employees of the Fund’s service providers, and immediate family members of the foregoing persons;

3.    registered broker-dealers, financial intermediaries, or their agents that have entered into selling agreements with the Fund’s distributor, if the shares are (a) purchased for their own accounts, (b) purchased for retirement plans of their employees or (c) sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;

4.    qualified employee benefit plans, employer-sponsored retirement plans and other employer-sponsored plans or accounts that meet certain criteria established by the Funds;

5.    individuals who reinvest distributions from a qualified retirement plan managed by the Fund’s investment advisor;

6.    individuals who reinvest the proceeds of redemptions from Class K or Class Y shares of another Munder Fund within 60 days of redemption;

7.    banks, trust companies and other financial institutions that trade for the accounts of their clients through the NSCC’s Trust Fund/SERV system;

8.    fee-based financial intermediaries or employee benefit plan consultants acting for the accounts of their clients; and

9.    qualified education savings plans established in accordance with Section 529 of the Internal Revenue Code.

You should inform the Funds or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies. The Funds or your broker or other financial intermediary may request additional information in order to verify your eligibility for the waiver.

For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions

You may qualify for reduced sales charges in the following cases:

Letter of Intent

If, over a 13-month period, you intend to purchase Class A shares of one or more Munder Funds that, in the aggregate, will total over $25,000, we will apply a sales charge to each of your purchases based on the aggregate level of investment. Sales charge reductions for Equity Funds (except the Index 500 Fund) begin when aggregate investments exceed $25,000. For the Index 500 Fund and all other Munder Funds, sales charge reductions begin when aggregate investments exceed $100,000.

To qualify, you must complete the Letter of Intent section of your Account Application or contact your broker or financial intermediary. By doing so, you indicate your non-binding intent to invest a certain amount over a 13-month period. Any sales charge on Class A shares you purchase during the 13 months will then be based on the total amount specified in your Letter of

15

Intent. You can apply the market value of any class of shares of non-money market Munder Funds you own at the time you establish your Letter of Intent toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid on purchasing any such eligible shares). You should inform the Funds that you have a Letter of Intent each time you make an investment.

Although you are not obligated to purchase the amount specified in your Letter of Intent, if you purchase less than the amount specified, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made.

Right of Accumulation

For purposes of calculating the sales charge applicable at the time of a Class A shares purchase, an individual shareholder may combine certain holdings and purchases, as described below. You may add to the amount of your purchase the market value of any class of shares of non-money market Munder Funds (regardless of the amount of any sales charge paid on such shares) already owned by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. When calculating the sales charge, you may also combine purchases of any class of shares of non-money market Munder Funds that are made by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary.

If you purchase shares directly from the Munder Funds, you should notify us to ensure you receive the proper reduction. If you purchase shares through a broker or other financial intermediary, you should consult with your broker or financial intermediary prior to making a purchase.

Additional Information

In order to obtain a sales charge reduction under a Letter of Intent or Right of Accumulation, you should inform the Funds or your broker or other financial intermediary at the time of purchase of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales charge reduction. You also may need to provide the Funds or your broker or other financial intermediary information such as account statements in order to verify your eligibility for the sales charge reduction. This may include, if applicable, information or records regarding:

-	shares of the Munder Fund(s) held in all accounts you may have with a broker or another financial intermediary; and
-	shares of the Munder Fund(s) held at any financial intermediary in accounts of family members, such as your spouse or minor children.

For further information on sales charge reductions, call (800) 438-5789.

CDSCs

You are subject to a CDSC when you redeem:

-	Class A shares purchased within one year of redemption as part of an investment of $1 million or more if a sales commission was paid at the time of investment; or
-	Class B shares within six years of buying them.

16

These time periods include the time you held Class A or Class B shares of another Munder Fund which you may have exchanged for Class A or Class B shares of the Index 500 Fund.

The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC.

The CDSC for Class A shares, if applicable, is based on the amount of the dealer reallowance, if any, at the time of purchase.

The CDSC schedule for Class B shares is set forth below.

Redemption	CDSC
Within One Year of Purchase	3.00%
Within Two Years of Purchase	2.50%
Within Three Years of Purchase	2.00%
Within Four Years of Purchase	1.50%
Within Five Years of Purchase	1.00%
Within Six Years of Purchase	0.50%
More than Six Years After Purchase	0.00%

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 per share (for a total cost of $10,000). Three and one-half years later, assume the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, i.e., 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 2.00% (the applicable rate for redemptions made within four years of purchase).

CDSC WAIVERS

We will waive any otherwise applicable CDSC payable upon redemptions of Class B shares for:

-

redemptions made within one year after the death or permanent disability (as defined by the Social Security Administration) of a named owner in the account registration; minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2; and

-

redemptions through a Systematic Withdrawal Plan (SWP) of up to 10% per year of an account’s NAV. For example, if your balance at the time a SWP is established is $12,000, you may establish a $100 monthly or $300 quarterly (or $1,200 annual for IRA or 403(b) accounts) SWP without being subject to a CDSC for the year. For more information about enrolling in a SWP, please see the Shareholder Guide.

Other waivers of the CDSC on Class B shares may apply. Please see the Fund’s Statement of Additional Information or call (800) 438-5789 for more details.

17

DISTRIBUTION AND SERVICE FEES

DISTRIBUTION AND SERVICE PLAN FEES

The Fund has a Distribution and Service Plan with respect to its Class A, Class B, Class K and Class R shares. The Plan permits the Fund to pay distribution and other fees for the sale of Class A, Class B and Class R shares and for services provided to shareholders of Class A, Class B, Class K and Class R shares.

Payments made under the Plan by Class A, Class B and Class R shares, but not payments made under the Plan by Class K shares, are made pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Fund may pay up to 0.25% of the average daily net assets of the Fund attributable to Class A, Class B, Class K and Class R shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.75% of the average daily net assets of the Fund attributable to Class B and Class R shares to finance activities relating to the distribution of those shares. However, under the Fund’s Distribution Agreement, the distribution and service fees payable with respect to the Class R shares are limited to payments at an annual rate equal to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.

Because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A, Class B, Class K and Class R shares of the Fund, and may cost you more than paying other types of sales charges.

OTHER PAYMENTS TO THIRD PARTIES

In addition to paying fees under the Fund’s Distribution and Service Plan, the Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor or sub-advisor, for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Fund’s advisor or distributor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund, including affiliates of the advisor. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service and other fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Fund’s advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

18

In addition, while the Fund’s distributor typically pays to intermediaries most of the front-end sales charge applicable to sales of Fund shares by such intermediaries, the Fund’s distributor may on occasion pay the entire front-end sales charge to such intermediaries. For more information regarding these arrangements, please read “Additional Compensation Paid to Intermediaries” in the Statement of Additional Information.

From time to time, the Fund’s advisor or distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

VALUING FUND SHARES

The Fund’s NAV is calculated each day on which the New York Stock Exchange (NYSE) is open. The NAV per share is the value of a single Fund share. The Fund calculates NAV separately for each class.

NAV is calculated by:

(1)	taking the total value of the Fund’s assets allocated to a particular class of shares,
(2)	subtracting the liabilities and expenses charged to that class, and
(3)	dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the Fund will accelerate its NAV calculation and transaction deadlines at that time.

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

19

Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, and/or country specific information. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

In accordance with procedures established by the Board of Trustees to fair value the Fund’s securities, the advisor has established a pricing committee to serve as its formal oversight body for the valuation of the Fund’s securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees of the Fund at the next regularly scheduled quarterly meeting of the Board.

DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund’s net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund declares and pays dividend distributions, if any, quarterly.

The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital, generally a non-taxable distribution to the extent of (and in reduction of) a shareholder’s basis in the Fund. You should treat any such distribution in excess of your basis in your shares as gain from a sale or exchange of the shares.

The Fund will generally pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application or notify the Fund by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS

Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain

20

taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Current law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on certain corporate stock. A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. The lower tax rates on long-term capital gains and qualifying dividends are currently scheduled to expire after 2010.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES OR EXCHANGES

If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you may, subject to certain restrictions, recognize a taxable loss on the sale of shares of the Fund.

OTHER CONSIDERATIONS

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

21

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR AND SUB-ADVISOR

Founded in 1985, Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009, is the investment advisor of the Fund. World Asset Management, 255 East Brown Street, Birmingham, Michigan 48009, is the Fund’s sub-advisor and is responsible for the day-to-day management of the Fund. As of June 30, 2007, MCM had approximately $29.6 billion in assets under management, made up of $12.3 billion in actively managed equity securities, $5.6 billion in fixed income securities and $11.7 billion in cash management assets.

Pursuant to a Sub-Advisory Agreement, MCM has retained World Asset Management, a registered investment adviser and formerly a division of MCM, to manage the Fund. World Asset Management is responsible for all purchases and sales of portfolio securities.

World Asset Management focuses on quantitative and indexed investment products. World Asset Management has been in the index business since the mid-1970s. World Asset Management provides clients complete market coverage, both domestic and international, through the use of index portfolios and is directly responsible for client relationships consisting of municipalities, corporations, Taft-Hartley accounts, endowments, foundations and mutual funds. As of June 30, 2007, World Asset Management had $18.3 billion in indexed assets under management.

During the fiscal year ended June 30, 2007, the Fund paid an advisory fee at an annual rate of 0.12% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund is available in the Fund’s Annual Report dated June 30, 2007.

PORTFOLIO MANAGEMENT TEAM

A team of investment professionals employed by World Asset Management makes investment decisions for the Fund. The team consists of Kenneth A. Schluchter III and Kevin K. Yousif. Mr. Yousif generally makes final investment decisions for the Fund.

Kenneth A. Schluchter III, Director, Domestic Investments, World Asset Management, has been co-manager of the Fund since 1997. Mr. Schluchter also is co-manager of the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund, as well as a number of other domestic index disciplines. He also ensures that all Munder Funds sub-advised by World Asset Management comply with established investment policies and objectives, and helps design and implement World Asset Management’s portfolio analytical and reporting systems. Mr. Schluchter joined World Asset Management in 1995.

Kevin K. Yousif, CFA, Senior Portfolio Manager, World Asset Management, has been co-manager of the Fund since 2002. In addition, Mr. Yousif is co-manager of the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund. Mr. Yousif is a member of the domestic equity products group providing analytical and trading support throughout World Asset

22

Management’s product line. He joined World Asset Management in October 2000.

Additional information about the compensation of members of the portfolio management team, other accounts managed by these individuals, and their ownership of securities in the Fund is available in the Fund’s Statement of Additional Information.

23

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. Our website, www.munder.com, contains the Fund’s most recent annual and semi-annual reports. You may also obtain the annual and semi-annual reports and Statement of Additional Information without charge by calling (800) 438-5789.

INDEX 500 FUND(a) (CLASS A)	Year Ended 6/30/07 Class A	Year Ended 6/30/06 Class A	Year Ended 6/30/05 Class A	Year Ended 6/30/04 Class A	Year Ended 6/30/03(b) Class A
Net asset value, beginning of period	$26.42	$24.80	$23.81	$20.33	$20.65

Income/(loss) from investment operations:
Net investment income	0.40	0.34	0.36	0.23	0.20
Net realized and unrealized gain/(loss) on investments	4.82	1.63	0.99	3.48	(0.32)

Total from investment operations	5.22	1.97	1.35	3.71	(0.12)

Less distributions:
Dividends from net investment income	(0.40)	(0.35)	(0.36)	(0.23)	(0.20)

Total distributions	(0.40)	(0.35)	(0.36)	(0.23)	(0.20)

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$31.24	$26.42	$24.80	$23.81	$20.33

Total return (d)	19.86%	7.95%	5.67%	18.33%	(0.47)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$460,012	$467,002	$459,667	$436,216	$373,247
Ratio of operating expenses to average net assets	0.64%	0.66%	0.65%	0.67%	0.70%
Ratio of net investment income to average net assets	1.34%	1.29%	1.48%	1.03%	1.09%
Portfolio turnover rate	3%	6%	4%	2%	8%
Ratio of operating expenses to average net assets without expense waivers	0.64%	0.66%	0.65%	0.68%	0.70%

(a)	The Munder Index 500 Fund Class A Shares commenced operations on December 9, 1992.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

24

INDEX 500 FUND(a) (CLASS B)	Year Ended 6/30/07 Class B	Year Ended 6/30/06 Class B	Year Ended 6/30/05 Class B	Year Ended 6/30/04 Class B	Year Ended 6/30/03(b) Class B
Net asset value, beginning of period	$26.43	$24.80	$23.82	$20.33	$20.65

Income/(loss) from investment operations:
Net investment income	0.30	0.25	0.29	0.17	0.16
Net realized and unrealized gain/(loss) on investments	4.85	1.66	0.99	3.50	(0.32)

Total from investment operations	5.15	1.91	1.28	3.67	(0.16)

Less distributions:
Dividends from net investment income	(0.33)	(0.28)	(0.30)	(0.18)	(0.16)

Total distributions	(0.33)	(0.28)	(0.30)	(0.18)	(0.16)

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$31.25	$26.43	$24.80	$23.82	$20.33

Total return (d)	19.55%	7.72%	5.37%	18.08%	(0.72)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$69,120	$76,756	$135,069	$215,549	$227,447
Ratio of operating expenses to average net assets	0.89%	0.91%	0.90%	0.92%	0.95%
Ratio of net investment income to average net assets	1.08%	1.04%	1.23%	0.78%	0.84%
Portfolio turnover rate	3%	6%	4%	2%	8%
Ratio of operating expenses to average net assets without expense waivers	1.39%	1.41%	1.40%	1.43%	1.45%

(a)	The Munder Index 500 Fund Class B Shares commenced operations on October 31, 1995.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

25

INDEX 500 FUND(a) (CLASS K)	Year Ended 6/30/07 Class K	Year Ended 6/30/06 Class K	Year Ended 6/30/05 Class K	Year Ended 6/30/04 Class K	Year Ended 6/30/03(b) Class K
Net asset value, beginning of period	$26.41	$24.79	$23.80	$20.32	$20.64

Income/(loss) from investment operations:
Net investment income	0.39	0.35	0.36	0.23	0.21
Net realized and unrealized gain/(loss) on investments	4.82	1.62	0.99	3.48	(0.33)

Total from investment operations	5.21	1.97	1.35	3.71	(0.12)

Less distributions:
Dividends from net investment income	(0.40)	(0.35)	(0.36)	(0.23)	(0.20)

Total distributions	(0.40)	(0.35)	(0.36)	(0.23)	(0.20)

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$31.22	$26.41	$24.79	$23.80	$20.32

Total return (d)	19.83%	7.95%	5.68%	18.34%	(0.47)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$207,857	$211,158	$273,790	$299,782	$307,427
Ratio of operating expenses to average net assets	0.64%	0.66%	0.65%	0.67%	0.70%
Ratio of net investment income to average net assets	1.34%	1.29%	1.48%	1.03%	1.09%
Portfolio turnover rate	3%	6%	4%	2%	8%
Ratio of operating expenses to average net assets without expense waivers	0.64%	0.66%	0.65%	0.68%	0.70%

(a)	The Munder Index 500 Fund Class K Shares commenced operations on December 7, 1992.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated.

26

INDEX 500 FUND(a) (CLASS R)	Year Ended 6/30/07 Class R	Year Ended 6/30/06(b) Class R	Period Ended 6/30/05(b) Class R
Net asset value, beginning of period	$26.42	$24.80	$22.98

Income from investment operations:
Net investment income	0.33	0.27	0.32
Net realized and unrealized gain on investments	4.82	1.63	1.81

Total from investment operations	5.15	1.90	2.13

Less distributions:
Dividends from net investment income	(0.33)	(0.28)	(0.31)

Total distributions	(0.33)	(0.28)	(0.31)

Short-term trading fees	0.00 (c)	0.00 (c)	0.00	(c)

Net asset value, end of period	$31.24	$26.42	$24.80

Total return (d)	19.56%	7.68%	9.26%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,649	$205	$17
Ratio of operating expenses to average net assets	0.88%	0.91%	0.90	%(e)
Ratio of net investment income to average net assets	1.10%	1.04%	1.24	%(e)
Portfolio turnover rate	3%	6%	4%
Ratio of operating expenses to average net assets without expense waivers	0.88%	0.91%	0.90	%(e)

(a)	The Munder Index 500 Fund Class R Shares commenced operations on July 29, 2004.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated.
(e)	Annualized.

27

INDEX 500 FUND(a) (CLASS Y)	Year Ended 6/30/07 Class Y	Year Ended 6/30/06 Class Y	Year Ended 6/30/05 Class Y	Year Ended 6/30/04 Class Y	Year Ended 6/30/03(b) Class Y
Net asset value, beginning of period	$26.47	$24.84	$23.85	$20.37	$20.68

Income/(loss) from investment operations:
Net investment income	0.48	0.44	0.44	0.29	0.25
Net realized and unrealized gain/(loss) on investments	4.83	1.60	0.97	3.48	(0.31)

Total from investment operations	5.31	2.04	1.41	3.77	(0.06)

Less distributions:
Dividends from net investment income	(0.48)	(0.41)	(0.42)	(0.29)	(0.25)

Total distributions	(0.48)	(0.41)	(0.42)	(0.29)	(0.25)

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$31.30	$26.47	$24.84	$23.85	$20.37

Total return (d)	20.16%	8.20%	5.97%	18.59%	(0.17)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$79,529	$72,834	$80,418	$87,010	$72,148
Ratio of operating expenses to average net assets	0.39%	0.41%	0.40%	0.42%	0.45%
Ratio of net investment income to average net assets	1.59%	1.54%	1.73%	1.28%	1.34%
Portfolio turnover rate	3%	6%	4%	2%	8%
Ratio of operating expenses to average net assets without expense waivers	0.39%	0.41%	0.40%	0.43%	0.45%

(a)	The Munder Index 500 Fund Class Y Shares commenced operations on December 1, 1991.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated.

28

SHAREHOLDER GUIDE

Dated October 31, 2007

The Shareholder Guide provides information regarding the purchase, redemption and exchange of shares of the Munder Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Munder Funds Class A, B, C, I, K, R & Y shares Prospectuses dated October 31, 2007. Not all Funds offer all classes of shares.

HOW TO REACH THE FUNDS

CONTACT SHAREHOLDER SERVICES

For account inquiries or information, literature, forms, etc.:

By telephone:

1-800-438-5789

By mail:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

By overnight delivery:	The Munder Funds

101 Sabin Street Pawtucket, RI 02860

For other inquiries or complaints:

By telephone:

1-800-468-6337

By mail:

The Munder Funds

Attn: Secretary

480 Pierce St. Birmingham, MI 48009

By e-mail:	fundcontact@munder.com

PURCHASE INFORMATION

WHO MAY PURCHASE SHARES

Class A & Class C Shares

All investors are eligible to purchase Class A or Class C shares.

Class B Shares

Class B Shares of the Munder Funds are available for purchase only as follows:

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B shares of a Munder Fund in additional Class B shares of that Fund;

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase Class B shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a

S - 1

trust for which the existing registered owner is the trustee or beneficiary;
-

401(k) retirement plans (and other similar group retirement plans) that offered Class B shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B shares of that Munder Fund and may purchase additional Class B shares of that Fund in existing participant accounts;

-

401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B shares of a Munder Fund as an investment option, may open participant accounts in Class B shares of that Fund; and

-

Any client or customer of a broker, financial intermediary or other financial institution that (i) received a sales presentation within the six months prior to February 28, 2007 that included Class B shares of one or more Munder Funds as an investment option and (ii) was identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B shares of a Munder Fund may purchase Class B shares.

If all Class B shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in this Shareholder Guide, then the shareholder’s account will be closed. Such former holders of Class B shares will not be able to buy additional Class B shares or reopen a Class B shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in this Shareholder Guide.

The Munder Funds reserve the right to revise the scope of the limited offering described above or to change these policies at any time.

Class K Shares

Customers (and their immediate family members) of banks and other institutions that have entered into agreements with the Funds to provide shareholder services for Class K shareholders may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. Financial institutions (or their nominees) acting on behalf of their customers, will normally be the holders of record of Fund shares and will reflect their customers’ beneficial ownership of shares in the account statements provided by them to their customers.

The Funds may refuse any purchase orders from ineligible investors who select Class K shares.

Class R Shares

Investors may purchase Class R shares only through participation in certain programs where program-level or omnibus accounts are held on the books of the Funds, including without limitation:

-	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit

S - 2

sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans; and
-	Managed account programs sponsored by a broker-dealer, registered investment adviser or bank trust department.

The Funds may refuse any purchase orders from ineligible investors who select Class R shares.

Class Y Shares

Only the following investors may purchase Class Y shares:

-

institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; and investment companies);

-	investment advisors, broker-dealers and other financial intermediaries acting for their own accounts or for the accounts of their clients;
-	Trustees and officers of the Munder Funds and their immediate family members;
-	employees and retired employees of the Funds’ investment advisor;
-	Munder Capital Management’s investment advisory clients; and
-	immediate family members of employees of the Funds’ investment advisor.

The Funds may refuse any purchase orders from ineligible investors who select Class Y shares.

Class I Shares

Individual investors and institutional investors may purchase Class I shares.

METHODS FOR PURCHASING SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Intermediary and/or Financial Institution

Any broker, financial intermediary or other financial institution authorized by the Munder Funds or the Funds’ distributor can sell you shares of the Funds. Please note that brokers, financial intermediaries or other financial institutions may charge you fees in connection with purchases of shares. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail

For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

You must also specify the Fund and class of shares you wish to purchase on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase may be refused or you may be invested in Class A shares, if offered.

S - 3

For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for the amount of your investment to the address listed above. We reserve the right to refuse investments of less than $50 and any form of payment, including without limitation cash, temporary checks, credit cards or third-party checks.

By Wire

For new accounts, you must complete, sign and mail an Account Application to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below. To obtain an Account Application, your account number or more information, call (800) 438-5789.

Wire Instructions

Bank ABA/Routing #: 031000053

Bank Account Number: 8606905396

Bank Account Name: The Munder Funds

RFB: (Fund Name and Class)

OBI: (Your Name and Acct #)

You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer (EFT)

For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Account Application with the Banking Information section completed and you must not decline your EFT purchase privilege. Once your account has been established, you can make investments by EFT.

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or visit www.munder.com to establish an Internet login and password for online transactions.

Please note that EFT transactions usually require two days to complete.

Through the Automatic Investment Plan (AIP)

Under an AIP, you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP without notice if your bank account has insufficient funds at the time of a scheduled deduction or for any other reason on 30 days’ written notice to you.

POLICIES FOR PURCHASING SHARES

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial

S - 4

institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

-	Name;

-	Date of birth (for individuals);

-	Residential or business street address (although post office boxes are still permitted for mailing); and

-	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, we may restrict your ability to purchase additional shares of a Fund until your identity is verified. We may also close your account or take other appropriate action if we are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed (less any applicable CDSC). In addition, you will not be entitled to recoup from the Funds any sales charges paid in connection with your purchase of Fund shares. Any otherwise applicable short-term trading fee will not, however, be assessed on accounts that are closed for this reason.

Investment Minimums

(Class A, B & C Shares)

With respect to any Class A, B or C shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class A, Class B and Class C shares is $2,500 per Fund for all accounts, with the following exceptions. The minimum initial investment for all types of Individual Retirement Accounts (IRAs), Education Savings Accounts (ESAs), 403(b), Uniform Gifts to Minors Act (UGMA) and Uniform Transfer to Minors Act (UTMA) accounts is $500. Subsequent investments of less than $50 per Fund for all account types may be refused. If you use the Automatic Investment Plan (AIP), the minimum initial and subsequent investment per Fund is $50.

Investment minimums do not apply to purchases made through eligible retirement plans (or similar group accounts) or eligible wrap-fee programs (or similar programs). For this purpose, “eligible

S - 5

retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees. “Eligible wrap-fee and similar programs” are those which have been approved by an officer of the Fund.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

If you wish to invest more than $50,000, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A or Class C shares. If you wish to invest more than $1 million, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A shares.

Investment Minimums

(Class K & R Shares)

There is no minimum initial or subsequent investment for Class K or Class R shares.

Investment Minimums (Class Y Shares)

With respect to any Class Y shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class Y shares is $1 million per Fund for each Class Y shares account.

A reduced initial investment minimum of $2,500 applies to investments made by clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds.

Investment minimums do not apply to purchases made through eligible retirement plans or similar group accounts. For this purpose, “eligible retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees.

Investment minimums do not apply to clients in wrap-fee programs or other asset-based advisory fee programs, where the sponsor has entered into a written agreement with the Funds to offer Class Y shares through the applicable program.

S - 6

Investment minimums do not apply to investments made by Trustees or officers of the Munder Funds or their immediate family members, employees of Munder Capital Management or their immediate family members, retired officers or employees of Munder Capital Management, or investment advisory clients of Munder Capital Management.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

Investment Minimums (Class I Shares)

Except as provided below, the minimum initial investment for Class I shares is $2 million per Fund for each Class I shares account.

Investment minimums do not apply to accounts held through an intermediary that maintains aggregate assets on behalf of its clients in a Fund equivalent to $10 million or greater and an average account size in the Fund equivalent to $200,000 or greater.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Accounts Below Minimums

For each account that you own, if your investment in Class A, Class B or Class C shares of a Fund does not meet the applicable account minimum, or you cease AIP contributions before reaching the applicable account minimum, you may increase your balance to that level (either by a single investment or through the AIP) or that Fund account may be charged a quarterly servicing fee of $6.

Exemptions from this fee apply to accounts held through brokers, financial intermediaries and other financial institutions that hold shares in street name or omnibus positions or through registered securities clearing agents.

To the extent feasible, we may waive low account balance fees on Class A or Class B shares accounts that do not meet the applicable amount minimum as a result of the par conversion of a Class B shares account to a Class A shares account. In addition, we reserve the right, in our sole discretion, to waive the imposition of this fee.

We further reserve the right, upon 30 days’ advance written notice, to redeem your Class A, Class B or Class C shares account (and forward the redemption proceeds to you) if its value is below the applicable minimum or to redeem your Class Y shares account if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice. Any otherwise applicable contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 30 days of your purchase.

Timing of Orders

Purchase orders must be received by the Funds or an authorized agent of the Funds, such as the Funds’ distributor or transfer agent, authorized dealer or third-party

S - 7

administrator, or other authorized financial intermediary, before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day’s NAV. Purchase orders received after that time will be accepted as of the next business day and will receive the NAV for the next business day.

REDEMPTION INFORMATION

METHODS FOR REDEEMING SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone

If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Funds must receive a redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet

If you did not decline the online redemption privilege on your Account Application and you have established an internet Personal

S - 8

Identification Number (PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

As with redemptions by telephone, the Funds must receive an online redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make internet redemptions from an IRA, ESA or 403(b) account.

Through the Systematic Withdrawal Plan (SWP)

If you have an account value of $5,000 or more in a Fund, you may redeem Class A, Class B or Class C shares on a monthly or quarterly basis. For IRA or 403(b) accounts, you may make redemptions on a monthly, quarterly or annual basis. In either case, the minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds. You may change or cancel a SWP at any time upon notice to the Funds. If you pay a sales charge on the purchase of Class A shares, you should not participate in a SWP. In addition, any applicable CDSC will be charged upon redemption of Class A, Class B or Class C shares.

By Writing a Check

Free checkwriting is available to Class A and Class Y shareholders of the Taxable Income Funds (other than the International Bond Fund), Tax-Free Income Funds and Money Market Funds who complete a Checkwriting Authorization Form and return it to us. Checks that are written in amounts less than $500 may be refused. You may not close a Fund account by writing a check. We may change or terminate this program on 30 days’ advance written notice to you.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent

In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). Please call (800) 438-5789 to determine the requirements for providing other instructions.

If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these methods.

Short-Term Trading Fee

A short-term trading fee may apply to redemptions of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

S - 9

Medallion Signature Guarantee

For your protection, a medallion signature guarantee is required for the following Class A, Class B and Class C redemption requests:

-	redemption proceeds greater than $50,000;
-	redemption proceeds not being made payable to the record owner of the account;
-	redemption proceeds not being mailed to the address of record on the account;
-	redemption proceeds being mailed to address of record that has changed within the last 30 days;
-	redemption proceeds being transferred to another Munder Fund account with a different registration;
-	change in ownership or registration of the account; or
-	changes to banking information without a voided check being supplied.

We reserve the right to require a medallion signature guarantee for other types of redemption requests, including Class K, Class R or Class Y share redemptions.

When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Financial Institutions

Shares held through a financial institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties

During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.

EXCHANGE INFORMATION

METHODS FOR EXCHANGING SHARES

Shareholders may exchange Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

S - 10

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration. All exchange requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

By Telephone

If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

By Internet

If you did not decline the online exchange privilege on your Account Application and you have established an internet Personal Identification Number (PIN), you may exchange shares by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

POLICIES FOR EXCHANGING SHARES

-	You may exchange your Fund shares for shares of the same class of other Munder Funds (if offered) based on their relative NAVs.

-

If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange. When Class A shares of a Munder Fund that were issued without the imposition of a sales charge are exchanged for Class A shares of another Munder Fund, you must pay any applicable sales charge at the time of the exchange unless you otherwise qualify for a waiver of the sales charge.

-

Class A shares of a money market fund that (1) were acquired through the use of the exchange privilege and (2) can be traced back to a purchase of one or more Munder Funds for which a sales charge was paid, may be exchanged for Class A shares of a Fund at NAV.

-	Class A, Class B and Class C shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

-	You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

-	A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

S - 11

-

Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker, financial intermediary or other financial institution or by calling the Munder Funds at (800) 438-5789.

-	Brokers or financial intermediaries may charge you a fee for handling exchanges.

-	We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Short-Term Trading Fee

A short-term trading fee may apply to exchanges of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES

AND REDEMPTIONS

-

We consider purchase, exchange or redemption orders to be in “proper form” when we receive all required information, including properly completed and signed documents. We may reject any requests that are not in proper form.

-	We reserve the right to reject any purchase order, including exchanges from other Munder Funds.

-	At any time, we may change any of our purchase, redemption or exchange practices or privileges, and may suspend the sale of Fund shares.

-	We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

-	To limit the Funds’ expenses, we no longer issue share certificates.

-	We may temporarily stop redeeming shares if:

(i)	the NYSE is closed;

(ii)	trading on the NYSE is restricted;

(iii)	an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

(iv)	the SEC orders the Fund to suspend redemptions.

-

We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor’s account, neither the Funds, Munder Capital Management, the Funds’ distributor nor the Funds’ transfer agent or any of their affiliates, officers or directors will be held responsible for any losses resulting from unauthorized transactions.

-	If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the

S - 12

account. If your account has been set up by a broker, financial intermediary or other financial institution, account activity will be detailed in their statements to you. Brokers, financial intermediaries and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

-	Brokers, financial intermediaries and other financial institutions may charge their customers a processing fee in connection with the purchase or redemption of Fund shares.

-

Normally we send redemption amounts to you on the next business day (but not more than seven days) after we receive your request in proper form, except as described below in the case of shares purchased by check. Same-day processing is available only for the Money Market Funds, provided we receive notice of the trade prior to the applicable cut-off time (see below).

-

If we receive notice of your intent to process a same-day trade and your purchase order for the Cash Investment Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 2:45 p.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 2:45 p.m. (Eastern time), you will receive dividends for that day.

If we receive notice of your intent to process a same-day trade and your purchase order for the Tax-Free Money Market Fund is received in proper form before 11:30 a.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 11:30 a.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 11:30 a.m. (Eastern time), you will receive dividends for that day.

-	We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

SHAREHOLDER PRIVILEGES

Reinstatement Privilege

For 60 days after you sell Class A, Class B or Class C shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge). This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A, B or C shares that were subject to a CDSC when redeemed. The Class A shares purchased under this privilege must be held in an account registered in the same name as the account from which the shares were redeemed and the amount being reinvested must be at least the required minimum investment amount. You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial intermediary must notify the Funds at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

S - 13

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

AND SHORT-TERM TRADING FEE

Policies and Procedures

The Funds are not intended to serve as vehicles for short-term trading. By realizing profits through short-term trading, investors that engage in rapid purchases and sales or exchanges of a Fund’s shares may dilute the value of shares held by long-term investors. Volatility resulting from excessive purchases and sales or exchanges of a Fund’s shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity resulting from market timing. Excessive purchases and sales or exchanges of a Fund’s shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity, which could cause the Fund to incur increased brokerage costs and to realize taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level volatility and investment volatility that is associated with patterns of excessive short-term trading activity. Any increased costs are borne by all Fund shareholders, including long-term investors who do not cause such costs to be incurred. All of these factors may adversely affect Fund performance. Funds investing in securities that are thinly traded, trade infrequently, or are more difficult to value (such as foreign securities, high yield debt securities and small-cap securities) may attract investors seeking to profit from short-term trading strategies that attempt to exploit the special valuation issues applicable to these types of securities to a greater degree than other types of securities. With respect to the Cash Investment Fund, a money market fund that attempts to maintain a stable net asset value, short-term trading does not generally pose the same issue for that Fund as for other Munder Funds.

The Board of Trustees of the Munder Funds has adopted policies and procedures to monitor for, and to discourage and take reasonable steps to prevent or minimize, investors from engaging in frequent purchases and redemptions of shares of the Munder Funds, to the extent deemed reasonable and practicable. The Funds will seek to apply these policies and procedures as uniformly as practicable.

The Munder Funds’ policies and procedures for identifying excessive short-term trading and market timing activities take into account a number of factors, including but not limited to the dollar amount and frequency of Fund trades. For purposes of these monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Pursuant to these policies and procedures, each Fund reserves the right to refuse any purchase or exchange request that, in the view of MCM, could adversely affect any Munder Fund or its operations, including any purchase or exchange request from any individual, group or account that is likely to engage in excessive trading, or any order that may be viewed as market-timing activity. If a Fund refuses a purchase or

S - 14

exchange request from a shareholder and that shareholder deems it necessary to redeem his or her account in the Fund, any CDSC that is applicable to such redemption transaction, as described in the Fund’s prospectus, will be assessed against those redemption proceeds.

The Funds will suspend or terminate any or all exchange privileges or suspend or terminate telephone and/or internet redemption privileges on accounts identified as engaging in excessive short-term trading or market timing activity in order to limit these types of trading practices. The Funds (other than a money market fund) also reserve the right in the future to limit the number of “round trip” exchanges an investor may make into and out of any Fund in order to discourage excessive short-term trading activities.

Although the Funds use a variety of methods to detect and deter excessive trading or market timing, the Funds cannot always know or reasonably detect such trading, particularly if it is facilitated by authorized financial intermediaries or done through omnibus account arrangements. The Funds’ ability to monitor and discourage market timing and excessive trading generally requires the cooperation of financial intermediaries to effectively implement policies and procedures with respect to accounts for which the Funds do not have sufficient identifying information. This cooperation cannot necessarily be assured. To the extent the Funds are able to identify market timing or excessive trading in these accounts, the Funds will use their reasonable and best efforts to uniformly apply their policies and procedures. However, there is no guarantee that this goal will be achieved. Finally, it is important to recognize that “market timing” and “excessive trading” are not clearly defined terms under applicable law. Consequently, trading activities that may not be considered by the management of the Munder Funds to be excessive or market timing could be interpreted differently by others and vice versa.

Short-Term Trading Fee

Consistent with the Funds’ policies and procedures, we may apply a 2% short-term trading fee if you redeem or exchange shares of the Asset Allocation Fund—Balanced, the Equity Funds or the International Bond Fund within 30 days of purchase. The fee will be applied based on net assets at the time of the transaction. Any applicable short-term trading fee is paid directly to the Fund from which you redeem or exchange your shares in order to, among other things, offset the costs of buying and selling securities. The fee, which is intended to discourage short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

The Funds will seek to apply short-term trading fees as uniformly as possible. Where operational limitations restrict the ability of the Funds to impose short-term trading fees or apply certain exemptions from the fees, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of short-term trading fees will vary. To the extent feasible, the following types of transactions will be exempt from short-term trading fees: shares purchased through the automatic reinvestment of dividend and capital gain distributions; shares redeemed to pay account-related fees; shares purchased through an automatic investment program or similar periodic investment plan; transactions associated

S - 15

with the automatic rebalancing of an account; shares purchased as a result of an employer contribution to a qualified retirement plan account; shares redeemed from shareholder accounts liquidated for failure to meet the minimum investment requirement; shares redeemed from a shareholder account for which the identity of the shareholder could not be determined within reasonable time after the account was opened; shares redeemed pursuant to a systematic withdrawal plan or similar periodic withdrawal plan; shares redeemed as part of a loan or hardship withdrawal from a qualified plan; shares redeemed to repay a loan from a qualified retirement account; shares redeemed for payment of involuntary fees; shares redeemed as part of a required distribution from a qualified retirement plan or IRA; shares redeemed upon the death or disability of an owner of record of an account; and any other involuntary redemption and/or exchange transactions, including those required by law or regulation, a regulatory agency, a court order, or as a result of a liquidation of a Fund by the Board of Trustees.

Accounts exempt from the imposition of short-term trading fees are: accounts held through omnibus and plan level retirement accounts for which third-party recordkeepers do not assess redemption fees on such accounts; accounts that hold omnibus share positions for the dealer, and the underlying dealer customer accounts, for which the dealer does not assess redemption fees on such accounts; accounts for which the beneficial owner is an asset allocation fund or funds (or similar pooled investment vehicle) that rebalances no more frequently than quarterly; and wrap fee program accounts for which the program sponsor has entered into a form of fee waiver agreement with the Funds. In addition, we reserve the right to waive the short-term trading fees in certain limited circumstances where the Funds determine the transaction does not pose the risks that the Funds’ policies and procedures are designed to mitigate. Such waivers are subject to the advance written approval of two officers of the Funds and are reported to the Board of Trustees.

S - 16

ADDITIONAL INFORMATION

Information relating to purchases and sales of shares of the Fund is provided in the Shareholder Guide, which is incorporated by reference into (and is considered a part of) this prospectus.

More information about the Fund is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

The Fund’s Statement of Additional Information provides more detail about the Fund and its investment strategies, risks and restrictions. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (and is considered part of) this prospectus.

SHAREHOLDER INQUIRIES:

By e-mail:	fundcontact@munder.com

By telephone:	1-800-468-6337

By mail:	The Munder Funds

Attn: Secretary

480 Pierce Street Birmingham, MI 48009

Distributor: Funds Distributor, Inc.

SEC File Number: 811-21294

TO OBTAIN INFORMATION:

By telephone:	1-800-438-5789

By mail:	The Munder Funds P.O. Box 9701 Providence, RI 02940-9701

By overnight delivery:	The Munder Funds 101 Sabin Street Pawtucket, RI 02860

By web:	www.munder.com

You may find more information about the Fund online. This website is not considered part of the prospectus.

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-0102.

PROINDEX1007

Liquidity Money Market Fund

PROSPECTUS

October 31, 2007

Save paper and receive this

document electronically.

Sign up for electronic delivery at

www.munderfunds.com/edelivery

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

Liquidity Money Market Fund

This prospectus describes the goal and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on the Fund’s investment strategies and risks, please read the section entitled “More About the Fund.” Certain terms used in this prospectus are defined in the Glossary. Unless this prospectus expressly provides otherwise, each goal, investment strategy and policy of the Fund may be changed by action of the Board of Trustees without shareholder approval.

GOAL AND PRINCIPAL

INVESTMENT STRATEGIES

Goal

The Fund’s goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Principal Investment Strategies

The Fund pursues its goal by investing in a broad range of high-quality U.S. dollar- denominated money market instruments (e.g., commercial paper, bankers’ acceptances, certificates of deposit, short-term corporate and government securities, and repurchase agreements). In addition, the Fund may invest in short-term investment contracts, including funding agreements, issued by insurance companies.

The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

The Fund’s investments may include high-quality U.S. dollar-denominated money market instruments issued or guaranteed by the U.S. government, its agencies or instrumentalities (i.e., U.S. government securities).

The Fund’s investments also may include fixed and variable rate securities.

In addition to domestic investments, the Fund may invest up to 25% of its assets in U.S. dollar denominated money market obligations of foreign corporations or banks or their domestic affiliates or branches.

PRINCIPAL RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is subject to the following principal investment risks:

-	Credit Ratings Risk

Consistent with the requirements of Rule 2a-7 under the Investment Company Act of 1940, the Fund may invest in

1

securities that, at the time of purchase, are rated in one of the two highest short-term rating categories or unrated and deemed by the advisor to be of comparable quality. Securities rated A-2- by Moody’s, P-2- by S&P or F2- by Fitch, although eligible securities for money market funds, are somewhat riskier than higher rated obligations because their issuers are regarded as having only a satisfactory ability to meet financial commitments.

An issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a security can also affect its liquidity and make it more difficult for the Fund to sell.

An issuer of a fixed income security, even a U.S. government security, may default on its payment obligations.

-	Interest Rate Risk

The Fund’s yield will vary with changes in interest rates. In a rising interest rate environment, the Fund’s yield may not rise as quickly as the yields of certain other short-term investments. Investments held by the Fund with longer maturities will tend to be more sensitive to interest rate changes than investments with shorter maturities. Generally, the longer the average maturity of the investments held by the Fund, the higher the risk that the Fund may not be able to maintain a constant net asset value of $1.00 per share and that it may suffer a loss.

-	Prepayment Risk

The Fund may have a higher risk of failing to maintain a stable net asset value of $1.00 per share and may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as an asset-backed security or a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund’s income, total return and share price. Rates of prepayment, faster or slower than expected, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain types of mortgage-backed securities, such as collateralized mortgage obligations, may be more volatile and less liquid than other types of fixed income securities.

-	Repurchase Agreement Risk

A repurchase agreement enables the Fund to buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

-	Foreign Securities Risk

Investments by the Fund in U.S. dollar-denominated foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies.

2

Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

-	Variable and Floating Rate Securities Risk

Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. As in the case of all fixed income securities, variable and floating rate instruments are subject to interest rate risk and credit risk.

3

PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund’s performance for each full calendar year since its inception. The table shows the Fund’s average annual total returns for different calendar periods over the life of the Fund.

When you consider this information, please remember the Fund’s performance in past years is not necessarily an indication of how the Fund will perform in the future.

Liquidity Money Market Fund

TOTAL RETURN (%)

per calendar year

YTD through 9/30/07:	3.49%

Best Quarter:	1.44%	quarter ended 9/30/00
Worst Quarter:	0.04%	quarter ended 9/30/03

AVERAGE ANNUAL RETURNS

for periods ended December 31, 2006

	1 Year %	5 Years %	Since Inception %(1)
Liquidity Money Market Fund	4.33	1.75	3.06

(1)	The inception date for the Fund is 6/4/97.

You may call 1-800-438-5789 to obtain the Fund’s current 7-day yield. Please specify the Liquidity Money Market Fund when requesting yield information.

Historical information regarding the Fund is included in the Fund’s Statement of Additional Information.

4

FEES & EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

SHAREHOLDER FEES paid directly from your investment
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)	None
Maximum Contingent Deferred Sales Charge (CDSC) (as a % of the lesser of original purchase price or redemption proceeds)	None
Maximum Sales Charge (load) imposed on reinvested dividends	None
Redemption Fees	None
Exchange Fees	None

ANNUAL FUND OPERATING EXPENSES paid from Fund assets (as a % of net assets)
Management Fees (a)	0.20%
Distribution and/or Service (12b-1) Fees (a)	0.35%
Other Expenses (a)	0.34%

Total Annual Fund Operating Expenses (a)	0.89%

(a)	Prior to May 17, 2006, the Management Fees were 0.35%. The advisor and/or the distributor may voluntarily waive or reduce management fees, distribution and/or service fees and/or reimburse or absorb other expenses in order to support yields. The distributor has voluntarily agreed to waive a portion of the distribution and/or service (12b-1) fees. As a result of this voluntary waiver, distribution and/or service fees were 0.25% and the Fund’s Total Annual Fund Operating Expenses were 0.79% for the period ended June 30, 2007 (annualized). The advisor and distributor may discontinue their waiver or reduction of fees and/or absorption of expenses of the Fund at any time.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$91
3 Years	$284
5 Years	$493
10 Years	$1,096

5

GLOSSARY

The Glossary explains certain terms used throughout this prospectus.

Fixed Income or Debt Securities are securities that pay interest at set times at either fixed, floating or variable rates, or which are issued at a discount to their principal amount instead of making periodic interest payments. Fixed income securities include corporate bonds, debentures and other similar corporate debt instruments, zero coupon bonds and variable amount master demand notes.

Foreign Securities include U.S. dollar-denominated securities of foreign issuers traded in the U.S. Foreign securities also include yankee securities which are U.S. dollar-denominated securities issued in the U.S. by foreign banks and corporations or their domestic affiliates.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers’ acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. government securities.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS

In determining the rating of an investment, the Fund may rely on credit ratings issued by credit rating agencies registered with the SEC as nationally recognized statistical rating organizations (NRSROs). The following rating agencies are NRSROs:

Moody’s Investor Service, Inc. (Moody’s)

Fitch Ratings, Inc. (Fitch)

Standard & Poor’s Rating Services (S&P)

MORE ABOUT THE FUND

The following sections provide additional information about the Fund’s principal investment strategies and risks and describes certain other applicable investment strategies and risks of the Fund. The Fund may use other techniques and invest in other securities and is subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Fund’s principal investment strategies and principal risks please read the sections entitled “Goal and Principal Investment Strategies” and “Principal Risks” beginning on page 1 of this prospectus.

6

FURTHER INFORMATION

REGARDING THE FUND’S

PRINCIPAL INVESTMENT

STRATEGIES AND RISKS

CREDIT RATINGS

Consistent with the requirements of Rule 2a-7 under the Investment Company Act of 1940, the Fund may invest in securities that, at the time of purchase, are rated in one of the two highest short-term rating categories:

•	A-2- or higher by S&P;
•	P-2- or higher by Moody’s; or
•	F2- or higher by Fitch.

A security will be considered eligible for purchase if it receives two of the above or comparable ratings, unless it has only been rated by one NRSRO. The Fund may also invest in unrated securities if the advisor believes they are comparable in quality.

-	Investment Strategy

Securities purchased by the Fund will generally be rated at least A-1-/P-1-/F1- or unrated and deemed by the advisor to be comparable in quality.

-	Special Risks

Subsequent to its purchase by the Fund, an unrated security may be rated, a rated security may cease to be rated or a rated security’s rating may be reduced below the minimum rating required for purchase by the Fund. The advisor will consider such an event in determining, in accordance with procedures adopted by the Board of Trustees, whether the Fund should continue to hold the security.

FOREIGN SECURITIES

Foreign securities in which the Fund typically invests include yankee securities, which are U.S. dollar-denominated securities issued in the U.S. by foreign banks and corporations. Foreign securities in which the Fund may also invest include U.S. dollar-denominated securities of foreign issuers that are traded in the U.S.

-	Investment Strategy

The Fund may invest up to 25% of its total assets in foreign securities.

-	Special Risks

Foreign securities involve special risks and costs.

Direct investments in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

7

OTHER INVESTMENT

STRATEGIES AND RISKS

ASSET-BACKED SECURITIES

Asset-backed securities are debt securities backed by mortgages, installment sales contracts and credit card receivables. The securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. In effect, these securities “pass through” the monthly payments that individual borrowers make on their mortgage or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). These securities may be issued in multiple classes with each class having its own interest rate and/or final payment date.

-	Investment Strategy

The Fund may invest a portion of its assets in asset-backed securities.

-	Special Risks

In addition to credit and market risk, asset-backed securities involve prepayment risk if the underlying assets (loans) may be prepaid at any time. The value of asset-backed securities may also change because of actual or perceived changes in the credit worthiness of the originator, the servicing agent, the financial institution providing the credit support, or the counterparty.

Like other fixed income securities, when interest rates rise the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral.

BORROWING

-	Investment Strategy

The Fund may borrow from banks in an amount up to 33 1/3% of the Fund’s assets, including the amount borrowed. The Fund may also issue a note evidencing a temporary loan (i.e., one that must be repaid within 60 days), as long as it does not exceed 5% of the Fund’s total assets.

-	Special Risks

Borrowings by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund’s net asset value will decline in value by proportionately more than the decline in value of the securities and the Fund may not be able to maintain a stable net asset value of $1.00 per share.

GUARANTEED INVESTMENT CONTRACTS AND FUNDING AGREEMENTS

The Fund may invest in guaranteed investment contracts or funding agreements. Both guaranteed investment contracts and funding agreements are agreements whereby the Fund makes payments to an insurance company’s general account in exchange for a fixed or floating rate of interest based on an index.

8

Guaranteed investment contracts and funding agreements are considered illiquid investments and are acquired subject to the Fund’s limitation on illiquid investments.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, the Fund may realize additional income gains or losses.

-	Investment Strategy

The Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 33 1/3% of the value of the Fund’s total assets (including the loan collateral).

-	Special Risks

The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. government securities. U.S. government securities may be backed by the full faith and credit of the U.S. Treasury, by the right to borrow from the U.S. Treasury, or by the agency or instrumentality issuing or guaranteeing the security. No assurance can be given that the U.S. government will provide financial support to its agencies or instrumentalities if it is not obligated to do so by law. U.S. government securities include mortgage-backed securities that are issued by agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association. Certain mortgage-backed securities, known as collateralized mortgage obligations, are issued in multiple classes with each class having its own interest rate and/or final payment date.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS

A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

-	Special Risks

Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the counterparty may fail to deliver the security or cash on the settlement date.

9

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of information regarding the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

YOUR INVESTMENT

This section describes how to do business with the Fund.

HOW TO REACH THE FUND

Contact Shareholder Services

By telephone:	1-800-438-5789

By mail:	The Munder Funds
P.O. Box 9701
Providence, RI 02940-9701

By overnight
delivery:	The Munder Funds
101 Sabin Street Pawtucket, RI 02860

PURCHASE INFORMATION

Who May Purchase Shares

Customers (and their immediate family members) of brokers or other financial intermediaries (including Comerica Securities, Inc.) that have entered into agreements with the Fund to provide shareholder services to their customers may purchase shares of the Fund. Customers may include individuals, trusts, partnerships and corporations. Financial intermediaries (or their nominees) acting on behalf of their customers, will normally be the holders of record of Fund shares and will reflect their customers’ beneficial ownership of shares in the account statements provided by them to their customers.

The Fund may refuse purchase orders from ineligible investors.

Purchase Price

You may purchase shares of the Fund at the net asset value (NAV) next determined after your purchase order is received in proper form.

Method for Purchasing Shares

You may only purchase shares through your account with selected financial intermediaries. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

Policies for Purchasing Shares

-	There is no minimum for initial or subsequent investments.

-

Purchase orders must be received by the Fund or, an authorized agent of the Fund (such as the Fund’s distributor or transfer agent), or authorized dealer or third-party administrator or other authorized financial intermediary) before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern Time) to

10

receive that day’s NAV. Purchase orders received after that time will be accepted as of the next business day.

-

Provided their procedures are compatible with the purchase and redemption policies of the Fund, financial intermediaries may purchase shares of the Fund on behalf of their customers through automatic “sweeping” and other similar programs.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

-	Name;

-	Date of birth (for individuals);

-	Residential or business street address (although post office boxes are still permitted for mailing); and

-	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, we may restrict your ability to purchase additional shares of the Fund until your identity is verified. We also may close your account or take other appropriate action if we are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

REDEMPTION INFORMATION

Redemption Price

You may redeem shares at the NAV next determined after your redemption request is received in proper form.

Methods for Redeeming Shares

You may redeem shares of the Fund through your financial institution.

Policies for Redeeming Shares

Shares held through a financial intermediary on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to an account at that financial intermediary.

ADDITIONAL POLICIES FOR PURCHASES AND REDEMPTIONS

-

We consider purchase or redemption orders to be in “proper form” when we receive all required information, including properly completed and signed documents. We may reject any requests that are not in proper form.

-	We reserve the right to reject any purchase order.

11

-	At any time, we may change any of our purchase or redemption practices or privileges, and may suspend the sale of Fund shares.

-	We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

-	To limit Fund expenses, we no longer issue share certificates.

-	We may temporarily stop redeeming shares if:

(i)	the NYSE is closed;
(ii)	trading on the NYSE is restricted;
(iii)	an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or
(iv)	the SEC orders the Fund to suspend redemptions.

-

We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor’s account, neither the Fund, Munder Capital Management, the Fund’s distributor nor the Fund’s transfer agent or any of their affiliates, officers or directors will be held responsible for any losses resulting from unauthorized transactions.

-

If your account has been set up by a broker or other financial intermediary, account activity will be detailed in their statements sent to you. Brokers and other financial intermediaries are responsible for transmitting orders and payments for their customers on a timely basis.

-	Brokers and other financial intermediaries may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares.

-

Normally, we send redemption amounts to you on the next business day (but not more than seven days) after we receive your request in proper form, except in the case of shares purchased by check, we may hold redemption amounts from the sale of those shares until the purchase check has cleared, which may be as long as 15 days.

-	Same-day processing is available for the Funds, provided we receive notice of the trade prior to 2:45 p.m. (Eastern Time).

-

If we receive notice of your intent to process a same-day trade and your purchase order for the Fund is received in proper form before 2:45 p.m. (Eastern Time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 2:45 p.m. (Eastern Time), you will not receive dividends for that day. For same-day redemption orders received after 2:45 p.m. (Eastern Time), you will receive dividends for that day.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Munder Funds are not intended to serve as vehicles for short-term trading, which includes investors who engage in rapid purchases and sales or exchanges of Fund shares. Among other things, volatility resulting from excessive purchases and sales or exchanges of a Fund’s shares, especially involving large dollar amounts, may disrupt efficient portfolio management. Excessive purchases and

12

sales or exchanges of a fund’s shares may force the fund to bear increased administrative costs due to asset level volatility and investment volatility that is associated with patterns of excessive short-term trading activity. Any increased costs are borne by all fund shareholders, including long-term investors who do not cause such costs to be incurred. All of these factors may adversely affect fund performance.

Given that the Fund is a money market fund which attempts to maintain a stable net asset value, short-term trading does not generally pose the same issues as for other types of funds. However, to the extent that the Fund may be used to facilitate short-term trading in other Munder Funds, an investor in the Fund should be aware that the Board of Trustees of the Munder Funds has adopted policies and procedures to monitor for, and to discourage and take reasonable steps to prevent or minimize, investors from engaging in frequent purchases and redemptions of shares of the Munder Funds, to the extent deemed reasonable and practicable. The Fund will seek to apply these policies and procedures as uniformly as practicable.

The Munder Funds’ policies and procedures for identifying excessive short-term trading and market timing activities take into account a number of factors, including but not limited to the dollar amount and frequency of Fund trades. For purposes of these monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Pursuant to these policies and procedures, each Munder Fund reserves the right to refuse any purchase or exchange request that, in the view of MCM, could adversely affect any Munder Fund or its operations, including any purchase or exchange request from any individual, group or account that is likely to engage in excessive trading, or any order that may be viewed as market-timing activity. If a Fund refuses a purchase or exchange request from a shareholder and that shareholder deems it necessary to redeem his or her account in the Fund, any CDSC that is applicable to such redemption transaction, as described in the Fund’s prospectus, will be assessed against those redemption proceeds.

DISTRIBUTION AND SERVICE FEES

DISTRIBUTION AND SERVICE PLAN FEES

The Fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Payments under the plan are made pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Fund may pay up to 0.25% of its average daily net assets to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.10% of its average daily net assets to finance activities relating to the distribution of its shares.

13

Because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of an investment in the Fund and may cost you more than paying other types of sales charges.

OTHER PAYMENTS TO THIRD PARTIES

In addition to paying fees under the Fund’s distribution and service plan, the Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor, for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Fund’s advisor or distributor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund, including affiliates of the advisor. Such payments and compensation are in addition to Rule 12b-1 fees and other fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Fund’s advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

From time to time, the Fund’s advisor or distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

VALUING FUND SHARES

The Fund’s NAV is calculated on each day the NYSE is open. The NAV per share is the value of a single Fund share. NAV is calculated by:

(1)	taking the total value of the Fund’s assets,
(2)	subtracting the liabilities and expenses, and
(3)	dividing that amount by the total number of shares outstanding.

The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the Fund will accelerate its NAV calculation and transaction deadlines to that time. In determining the Fund’s NAV, securities are valued at amortized cost, which is approximately equal to market value. Under this method, the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument over the remaining life of the instrument.

14

The Fund may be open for business, and its NAV may be calculated, on weekdays when the NYSE is closed, but the Federal Reserve Bank in Boston is open. Purchase and redemption orders received and accepted prior to 4:00 p.m. (Eastern Time) on any day the money markets are open but the NYSE is closed will be effected at the NAV per share of the Fund determined as of 4:00 p.m. (Eastern Time) on that date.

If reliable current market values are not readily available for a security (or the amortized cost method is not appropriate under the circumstances), such security will be priced using its fair value as determined in good faith by, or using procedures approved by, the Fund’s Board of Trustees. Current market values may be considered to not be readily available for a security when transactions in the security are infrequent, the validity of quotations appears questionable, there is a thin market, the size of reported trades is not considered representative of a company’s holdings (as in the case of certain debt securities), trading for a security is restricted or halted, or a significant event that may affect the value of a security occurs after the close of a related exchange but before the determination of the Fund’s NAV.

For foreign securities, fair valuation may be used where events that affect the value of the Fund’s securities occur between the time the U.S. market for the Fund’s securities closes and the closing of the principal foreign market for those securities.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

In accordance with procedures established by the Board of Trustees to fair value the Fund’s securities, the advisor has established a pricing committee to serve as its formal oversight body for the valuation of the Fund’s securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees at the next regularly scheduled quarterly meeting of the Board.

DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund’s net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund declares dividends daily and pays dividend distributions, if any, monthly.

15

The Fund distributes its net realized capital gains, if any, at least annually.

If an investor provides the Fund with advance notice of a purchase and the purchase order is accepted before 2:45 p.m. (Eastern Time), the investor will receive dividends for that day. Otherwise the investor will begin to earn dividends on the first business day following the day of purchase.

Except in the case of same-day redemption requests, which must be received before 2:45 p.m. (Eastern Time), redeeming shareholders will receive dividends on the day of redemption.

It is possible that the Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital, generally a non-taxable distribution to the extent of (and in reduction of) a shareholder’s basis in the Fund. You should treat any such distribution in excess of your basis in your shares as gain from a sale or exchange of the shares.

The Fund will pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application or notify the Fund by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS

Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains (note that the Fund does not expect to derive a material amount of long-term capital gains). Dividend distributions and short-

term capital gains generally will be taxed as ordinary income. Because all or nearly all of the Fund’s income is from interest, distributions will not be eligible for the 15% rate on dividends. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not

16

paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES

If, as expected, the Fund maintains a stable net asset value of $1.00 per share during the period you own shares of the Fund, then you will not have a taxable gain or loss if you sell shares.

OTHER CONSIDERATIONS

If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

Founded in 1985, Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009, is the investment advisor of the Fund. As of June 30, 2007, MCM had approximately $29.6 billion in assets under management, made up of $12.3 billion in actively managed equity securities, $5.6 billion in fixed income securities and $11.7 billion in cash management assets.

MCM provides overall investment management for the Fund, provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund is available in the Fund’s Annual Report dated June 30, 2007.

During the period ended June 30, 2007, the Fund paid an advisory fee at an annual rate of 0.20% of the Fund’s average daily net assets.

17

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 and one-half years. Certain information reflects financial results for a single Fund share. The total returns in the table represents the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report along with the Fund’s financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. Our website, www.munder.com, contains the Fund’s most recent annual report. You may also obtain the annual report and Statement of Additional Information without charge by calling (800) 438-5789.

LIQUIDITY MONEY MARKET FUND(a)	Year Ended 6/30/07	Period Ended 6/30/06		Year Ended 12/31/05	Year Ended 12/31/04	Year Ended 12/31/03	Year Ended 12/31/02
Net asset value, beginning of period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.046	0.020		0.025	0.006	0.003	0.010

Total from investment operations	0.046	0.020		0.025	0.006	0.003	0.010

Less distributions:
Dividends from net investment income	(0.046)	(0.020)		(0.025)	(0.006)	(0.003)	(0.010)

Total distributions	(0.046)	(0.020)		(0.025)	(0.006)	(0.003)	(0.010)

Net asset value, end of period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

Total return (b)	4.65%	1.98%		2.48%	0.62%	0.30%	1.05%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$143,531	$127,608		$140,752	$136,405	$128,688	$133,187
Ratio of operating expenses to average net assets	0.79%	0.77	%(c)	0.76%	0.77%	0.98%	0.94%
Ratio of net investment income to average net assets	4.56%	3.94	%(c)	2.44%	0.62%	0.28%	1.06%
Ratio of operating expenses to average net assets without expense waivers	0.89%	0.98	%(c)	1.01%	1.02%	1.08%	0.94%

(a)	The Liquidity Money Market Fund commenced operations on June 4, 1997. Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.
(b)	Total return represents aggregate total return for the period indicated.
(c)	Annualized.

18

ADDITIONAL INFORMATION

More information about the Fund is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund.

STATEMENT OF ADDITIONAL INFORMATION

The Fund’s Statement of Additional Information provides more detail about the Fund and its investment strategies, risks and restrictions. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (and is considered part of) this prospectus.

SHAREHOLDER INQUIRIES:

By e-mail:	fundcontact@munder.com

By telephone:	1-800-468-6337

By mail:	The Munder Funds
Attn: Secretary
480 Pierce Street
Birmingham, MI 48009

Distributor: Funds Distributor, Inc.

SEC File Number: 811-21294

TO OBTAIN INFORMATION:

By telephone:	1-800-438-5789

By mail:	The Munder Funds

P.O. Box 9701

Providence, RI 02940-9701

By overnight delivery:	The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-0102.

PROLIQ1007

Institutional Money Market Fund

COMERICA CLASS K & Y SHARES

PROSPECTUS

October 31, 2007

Save paper and receive this

document electronically.

Sign up for electronic delivery at

www.munderfunds.com/edelivery

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

Comerica is a registered trademark of Comerica Incorporated.

Institutional Money Market Fund

COMERICA CLASS K & Y SHARES

This prospectus describes the goal and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on the Fund’s investment strategies and risks, please read the section entitled “More About the Fund.” Certain terms used in this prospectus are defined in the Glossary. Unless this prospectus expressly provides otherwise, each goal, investment strategy and policy of the Fund may be changed by action of the Board of Trustees without shareholder approval.

GOAL AND PRINCIPAL

INVESTMENT STRATEGIES

Goal

The Fund’s goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Principal Investment Strategies

The Fund pursues its goal by investing in a broad range of high-quality U.S. dollar- denominated money market instruments (e.g., commercial paper, bankers’ acceptances, certificates of deposit, short- term corporate and government securities and repurchase agreements). In addition, the Fund may invest in short-term investment contracts, including funding agreements, issued by insurance companies.

The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

In addition to domestic investments, the Fund may invest up to 25% of its assets in U.S. dollar-denominated money market obligations of foreign corporations or banks or their domestic affiliates or branches.

The Fund’s investments may include fixed and variable rate securities.

PRINCIPAL RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is subject to the following principal investment risks:

-	Credit Ratings Risk

Consistent with the requirements of Rule 2a-7 under the Investment Company Act of 1940, the Fund may invest in securities that, at the time of purchase,

1

are rated in one of the two highest short-term rating categories or unrated and deemed by the advisor to be of comparable quality. Securities rated A-2- by Moody’s, P-2- by S&P or F2- by Fitch, although eligible securities for money market funds, are somewhat riskier than higher rated obligations because their issuers are regarded as having only a satisfactory ability to meet financial commitments.

An issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a security can also affect its liquidity and make it more difficult for the Fund to sell.

An issuer of a fixed income security, even a U.S. government security, may default on its payment obligations.

-	Interest Rate Risk

The Fund’s yield will vary with changes in interest rates. In a rising interest rate environment, the Fund’s yield may not rise as quickly as the yields of certain other short-term investments. Investments held by the Fund with longer maturities will tend to be more sensitive to interest rate changes than investments with shorter maturities. Generally, the longer the average maturity of the investments held by the Fund, the higher the risk that the Fund may not be able to maintain a constant net asset value of $1.00 per share and that it may suffer a loss.

-	Prepayment Risk

The Fund may have a higher risk of failing to maintain a stable net asset value of $1.00 per share and may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as an asset-backed security or a mortgage- backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund’s income, total return and share price. Rates of prepayment, faster or slower than expected, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain types of mortgage-backed securities, such as collateralized mortgage obligations, may be more volatile and less liquid than other types of fixed income securities.

-	Repurchase Agreement Risk

A repurchase agreement enables the Fund to buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

-	Foreign Securities Risk

Investments by the Fund in U.S. dollar- denominated foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

2

-	Variable and Floating Rate Securities Risk

Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. As in the case of all fixed income securities, variable and floating rate instruments are subject to interest rate risk and credit risk.

3

PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Institutional Money Market Fund. The bar chart shows the Fund’s performance for each full calendar year since its inception. The table shows the Fund’s average annual total returns for different calendar periods over the life of the Fund.

The annual returns in the bar chart are for the Fund’s Comerica Class Y shares. Comerica Class K shares will have annual returns similar to those of Comerica Class Y shares because both classes of shares are invested in the same portfolio of securities and have the same portfolio management. Because each class of shares has different service fees and expenses, the performance of each class will differ. Please note that the annual expense ratio for the Comerica Class K shares is higher than that for the Comerica Class Y shares, and thus the performance of the Comerica Class K shares has been lower than that of the Comerica Class Y shares. Please see the section entitled “Fees and Expenses.”

When you consider this information, please remember the Fund’s performance in past years is not necessarily an indication of how the Fund will perform in the future.

Institutional Money Market Fund COMERICA CLASS Y

TOTAL RETURN (%)

per calendar year

YTD through 9/30/07:	3.96%
Best Quarter:	1.67% quarter ended 12/31/00
Worst Quarter:	0.25% quarter ended 12/31/03

AVERAGE ANNUAL RETURNS

for periods ended December 31, 2006

	1 Year %	5 Years %	Since Inception %(1)
Comerica Class Y	5.00	2.46	3.49
Comerica Class K	4.74	—	3.52

(1)	The inception dates for Comerica Class Y and Comerica Class K shares are 1/4/99 and 9/20/04, respectively.

You may call 1-800-438-5789 to obtain the Fund’s current 7-day yield. Please specify the Institutional Money Market Fund when requesting yield information.

4

FEES & EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Money Market Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

SHAREHOLDER FEES paid directly from your investment	Comerica Class K Shares	Comerica Class Y Shares
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)	None	None
Maximum Contingent Deferred Sales Charge (CDSC) (as a % of the lesser of original purchase price or redemption proceeds)	None	None
Maximum Sales Charge (load) imposed on reinvested dividends	None	None
Redemption Fees	None	None
Exchange Fees	None	None

ANNUAL FUND OPERATING EXPENSES paid from Fund assets (as a % of net assets)	Comerica Class K Shares	Comerica Class Y Shares
Management Fees (a)	0.20%	0.20%
Non-12b-1 Service Plan Fees	0.25%	0.00%
Other Expenses (a)	0.16%	0.16%

Total Annual Fund Operating Expenses (a)	0.61%	0.36%

(a)	The advisor has voluntarily agreed to waive a portion of its management fee so that actual management fees are 0.16%. In addition, the advisor has voluntarily agreed to reimburse the Fund’s operating expenses (other than the management fees, brokerage, interest, taxes, and extraordinary expenses) in an amount sufficient to keep the Fund’s Other Expenses at 0.00%. As a result of the expected waiver and reimbursements, Total Annual Fund Operating Expenses are expected to be 0.41% and 0.16% for Comerica Class K and Comerica Class Y shares, respectively. The advisor may discontinue its waiver of a portion of its management fees or all or part of the expense reimbursement at any time.

5

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Comerica Class K Shares	Comerica Class Y Shares
1 Year	$62	$37
3 Years	$195	$116
5 Years	$340	$202
10 Years	$762	$456

Historical information regarding the Fund is included in the Fund’s Statement of Additional Information.

6

GLOSSARY

The Glossary explains certain terms used throughout this prospectus.

Fixed Income or Debt Securities are securities that pay interest at set times at either fixed, floating or variable rates, or which are issued at a discount to their principal amount instead of making periodic interest payments. Fixed income securities include corporate bonds, debentures and other similar corporate debt instruments, zero coupon bonds and variable amount master demand notes.

Foreign Securities include U.S. dollar-denominated securities of foreign issuers traded in the U.S. Foreign securities also include yankee securities which are U.S. dollar-denominated securities issued in the U.S. by foreign banks and corporations or their domestic affiliates.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers’ acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. government securities.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS

In determining the rating of an investment, the Fund may rely on credit ratings issued by credit rating agencies registered with the SEC as nationally recognized statistical rating organizations (NRSROs). The following rating agencies are NRSROs:

Moody’s Investor Service, Inc. (Moody’s)

Fitch Ratings, Inc. (Fitch)

Standard & Poor’s Rating Services (S&P)

MORE ABOUT THE FUND

The following sections provide additional information about the Fund’s principal investment strategies and risks and describes certain other applicable investment strategies and risks of the Fund. The Fund may use other techniques and invest in other securities and is subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Fund’s principal investment strategies and principal risks please read the sections entitled “Goal and Principal Investment Strategies” and “Principal Risks” for the Fund.

7

FURTHER INFORMATION

REGARDING THE FUND’S

PRINCIPAL INVESTMENT

STRATEGIES AND RISKS

CREDIT RATINGS

Consistent with the requirements of Rule 2a-7 under the Investment Company Act of 1940, the Fund may invest in securities that, at the time of purchase, are rated in one of the two highest short-term rating categories:

•	A-2- or higher by S&P;
•	P-2- or higher by Moody’s; or
•	F2- or higher by Fitch.

A security will be considered eligible for purchase if it receives two of the above or comparable ratings, unless it has only been rated by one NRSRO. The Fund may also invest in unrated securities if the advisor believes they are comparable in quality.

-	Investment Strategy

Securities purchased by the Fund will generally be rated at least A-1-/P-1-/F1- or unrated and deemed by the advisor to be comparable in quality.

-	Special Risks

Subsequent to its purchase by the Fund, an unrated security may be rated, a rated security may cease to be rated or a rated security’s rating may be reduced below the minimum rating required for purchase by the Fund. The advisor will consider such an event in determining, in accordance with procedures adopted by the Board of Trustees, whether the Fund should continue to hold the security.

FOREIGN SECURITIES

Foreign securities in which the Fund typically invests include yankee securities, which are U.S. dollar-denominated securities issued in the U.S. by foreign banks and corporations. Foreign securities in which the Fund may also invest include U.S. dollar-denominated securities of foreign issuers that are traded in the U.S.

-	Investment Strategy

The Fund may invest up to 25% of its total assets in foreign securities.

-	Special Risks

Foreign securities involve special risks and costs.

Direct investments in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

8

OTHER INVESTMENT

STRATEGIES AND RISKS

ASSET-BACKED SECURITIES

Asset-backed securities are debt securities backed by mortgages, installment sales contracts and credit card receivables. The securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. In effect, these securities “pass through” the monthly payments that individual borrowers make on their mortgage or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). These securities may be issued in multiple classes with each class having its own interest rate and/or final payment date.

-	Investment Strategy

The Fund may invest a portion of its assets in asset-backed securities.

-	Special Risks

In addition to credit and market risk, asset-backed securities involve prepayment risk if the underlying assets (loans) may be prepaid at any time. The value of asset-backed securities may also change because of actual or perceived changes in the credit worthiness of the originator, the servicing agent, the financial institution providing the credit support, or the counterparty.

Like other fixed income securities, when interest rates rise the value of an asset- backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral.

BORROWING

-	Investment Strategy

The Fund may borrow money from banks in an amount up to 33 1/3% of the Fund’s assets, including the amount borrowed. The Fund may also issue a note evidencing a temporary loan (i.e., one that must be repaid within 60 days), as long as it does not exceed 5% of the Fund’s total assets.

-	Special Risks

Borrowings by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund’s net asset value will decline in value by proportionately more than the decline in value of the securities and the Fund may not be able to maintain a stable net asset value of $1.00 per share.

GUARANTEED INVESTMENT CONTRACTS AND FUNDING AGREEMENTS

The Fund may invest in guaranteed investment contracts or funding agreements. Both guaranteed investment contracts and funding agreements are agreements whereby the Fund makes payments to an insurance company’s general account in exchange for a fixed or floating rate of interest based on an index.

9

Guaranteed investment contracts and funding agreements are considered illiquid investments and are acquired subject to the Fund’s limitation on illiquid investments.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, the Fund may realize additional income gains or losses.

-	Investment Strategy

The Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 33 1/3% of the value of the Fund’s total assets (including the loan collateral).

-	Special Risks

The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. government securities. U.S. government securities may be backed by the full faith and credit of the U.S. Treasury, by the right to borrow from the U.S. Treasury, or by the agency or instrumentality issuing or guaranteeing the security. No assurance can be given that the U.S. government will provide financial support to its agencies or instrumentalities if it is not obligated to do so by law. U.S. government securities include mortgage-

backed securities that are issued by agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association. Certain mortgage-backed securities, known as collateralized mortgage obligations, are issued in multiple classes with each class having its own interest rate and/or final payment date.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS

A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

-	Special Risks

Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the counterparty may fail to deliver the security or cash on the settlement date.

PUBLICATION OF

PORTFOLIO HOLDINGS

The Fund publishes a complete list of its portfolio holdings as of the end of each calendar month not earlier than 30 days after the end of such month on the Munder Funds website (www.munder.com) under the “Portfolio Holdings” link on the

10

Institutional Services page. The three most recent previously published month-end portfolio holdings lists can be accessed through the “Historical All Holdings” link on the Fund’s All Holding page. A description of the Fund’s policies and procedures with respect to the disclosure of information regarding the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

YOUR INVESTMENT

PURCHASING SHARES

You may purchase Comerica Class K or Comerica Class Y shares of the Fund at the net asset value (NAV) next determined after your purchase order is received in proper form.

Comerica Class K and Comerica Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding eligibility requirements.

Broker-dealers or financial intermediaries (other than the Fund’s distributor) may charge you additional fees for shares you purchase through them.

For information regarding policies and procedures associated with purchasing shares of the Fund, including minimum investment requirements, please see the Shareholder Guide.

REDEEMING SHARES

You may redeem shares at the NAV next determined after your redemption request is received in proper form.

For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the Shareholder Guide.

SHARE CLASS SELECTION

The Fund offers Comerica Class K and Comerica Class Y shares through this prospectus. A summary comparison of both classes appears in the table on the following page. Please see the Shareholder Guide for more information regarding each class of shares.

Each class is available only to limited types of investors. In selecting a class, you should consider your eligibility to purchase that class and the ongoing annual expenses, including any service fees as described in the section entitled “Distribution and Service Fees.”

11

Class K Shares
Purchase Availability	Available only through selected financial institutions. Not available for direct investment in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Service fees of 0.25% annually.

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	None

Class Y Shares
Purchase Availability	Available only to institutional investors, investors purchasing through financial intermediaries, investors purchasing through retirement plans that meet certain conditions, and investors with specific relationships with Munder Capital Management or the Munder Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	None

Initial Purchase Minimum	$1 million (reduced or eliminated for certain categories of investors).

Purchase Maximum	None

Conversion Feature	None

12

DISTRIBUTION AND SERVICE FEES

DISTRIBUTION AND SERVICE PLAN FEES

The Fund has a Distribution and Service Plan with respect to its Comerica Class K shares. The Plan permits the Fund to pay for non-Rule 12b-1 services provided to Comerica Class K shareholders. Under the Plan, the Fund may pay up to 0.25% of the daily net assets of Comerica Class K shares in order to pay for certain non-Rule 12b-1 shareholder services provided by institutions that have agreements with the Fund or the Fund’s service providers to provide such services. Because the fees are paid out of the Fund’s assets attributable to its Comerica Class K shares on an ongoing basis, over time these non-Rule 12b-1 fees will increase the cost of an investment in Comerica Class K shares of the Fund, and may cost you more than paying other types of sales charges.

OTHER PAYMENTS TO THIRD PARTIES

In addition to paying fees under the Fund’s Distribution and Service Plan, the Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor, for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Fund’s advisor or distributor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non- cash compensation to intermediaries who sell shares of the Fund, including affiliates of the advisor. Such payments and compensation are in addition to the service and other fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Fund’s advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

From time to time, the Fund’s advisor or distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

VALUING FUND SHARES

The Fund’s NAV is calculated on each day the New York Stock Exchange (NYSE) is open. The NAV per share is the value of a single Fund share. The Fund calculates NAV separately for each class. NAV is calculated by:

(1)	taking the total value of a Fund’s assets allocated to a particular class of shares,
(2)	subtracting the liabilities and expenses charged to that class, and
(3)	dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the Fund will accelerate its NAV calculations and transaction deadlines to that time. In determining the Fund’s NAV, securities are valued at amortized cost, which is approximately equal to market value. Under this method, the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument over the remaining life of the instrument.

The Fund may be open for business, and its NAV may be calculated, on weekdays when the NYSE is closed, but the Federal Reserve Bank in Boston is open. Purchase and redemption orders received and

13

accepted prior to 4:00 p.m. (Eastern Time) on any day the money markets are open but the NYSE is closed will be effected at the NAV per share of the applicable class of shares of the Fund determined as of 4:00 p.m. (Eastern Time) on that date.

If reliable current market values are not readily available for a security (or the amortized cost method is not appropriate under the circumstances), such security will be priced using its fair value as determined in good faith by, or using procedures approved by, the Fund’s Board of Trustees. Current market values may be considered to not be readily available for a security when transactions in the security are infrequent, the validity of quotations appears questionable, there is a thin market, the size of reported trades is not considered representative of a company’s holdings (as in the case of certain debt securities), trading for a security is restricted or halted, or a significant event that may affect the value of a security occurs after the close of a related exchange but before the determination of the Fund’s NAV.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

In accordance with procedures established by the Board of Trustees to fair value the Fund’s securities, the advisor has established a pricing committee to serve as its formal oversight body for the valuation of the Fund’s securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees at the next regularly scheduled quarterly meeting of the Board.

DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund’s net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund declares dividends daily and pays dividend distributions, if any, monthly.

The Fund distributes its net realized capital gains, if any, at least annually.

If an investor provides the Fund with advance notice of a purchase and the purchase order is accepted before 2:45 p.m. (Eastern Time), the investor will receive dividends for that day. Otherwise the investor will begin to earn dividends on the first business day following the day of purchase.

14

Except in the case of same-day redemption requests, which must be received before 2:45 p.m. (Eastern Time), redeeming shareholders will receive dividends on the day of redemption.

It is possible that the Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital, generally a non-taxable distribution to the extent of (and in reduction of) a shareholder’s basis in the Fund. You should treat any such distribution in excess of your basis in your shares as gain from a sale or exchange of the shares.

The Fund will generally pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application or notify the Fund by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS

Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains (note that the Fund does not expect to derive a material amount of long-term capital gains). Dividend distributions and short-term capital gains generally will be taxed as ordinary income. Because all or nearly all of the Fund’s income is from interest, distributions will not be eligible for the 15% rate on dividends. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

15

TAXES ON SALES

If, as expected, the Fund maintains a stable net asset value of $1.00 per share during the period you own shares of the Fund, then you will not have a taxable gain or loss if you sell shares.

OTHER CONSIDERATIONS

If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

Founded in 1985, Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009, is the investment advisor of the Fund. As of June 30, 2007, MCM had approximately $29.6 billion in assets under management, made up of $12.3 billion in actively managed equity securities, $5.6 billion in fixed income securities and $11.7 billion in cash management assets.

MCM provides overall investment management for the Fund, provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended June 30, 2007, the Fund paid an advisory fee at an annual rate based on the average daily net assets of the Fund (after waivers) of 0.16%.

Because MCM voluntarily waived a portion of its fees for the Institutional Money Market Fund, the payment shown above is less than the contractual advisory fees of 0.20% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund is available in the Fund’s Annual Report dated June 30, 2007.

16

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past 5 and one-half years or, if shorter, the period of operations of the class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report along with the Fund’s financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. Our website, www.munder.com, contains the Fund’s most recent annual report. You may also obtain the annual report and Statement of Additional Information without charge by calling (800) 438-5789.

INSTITUTIONAL MONEY MARKET FUND(a) (COMERICA CLASS K)	Year Ended 6/30/07 Comerica Class K	Period Ended 6/30/06 Comerica Class K		Year Ended 12/31/05 Comerica Class K	Period Ended 12/31/04 Comerica Class K
Net asset value, beginning of period	$1.00	$1.00		$1.00	$1.00

Income from investment operations:
Net investment income	0.049	0.021		0.029	0.004

Total from investment operations	0.049	0.021		0.029	0.004

Less distributions:
Dividends from net investment income	(0.049)	(0.021)		(0.029)	(0.004)

Total distributions	(0.049)	(0.021)		(0.029)	(0.004)

Net asset value, end of period	$1.00	$1.00		$1.00	$1.00

Total return (b)	5.05%	2.17%		2.88%	0.43%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$441,004	$206,674		$116,798	$11,663
Ratio of operating expenses to average net assets	0.41%	0.41	%(c)	0.41%	0.37	%(c)
Ratio of net investment income to average net assets	4.94%	4.38	%(c)	2.98%	1.62	%(c)
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.61%	0.62	%(c)	0.62%	0.61	%(c)

(a)	The Institutional Money Market Fund Comerica Class K Shares commenced operations on September 20, 2004. Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.
(b)	Total return represents aggregate total return for the period indicated.
(c)	Annualized.

17

INSTITUTIONAL MONEY MARKET FUND(a) (COMERICA CLASS Y)	Year Ended 6/30/07 Comerica Class Y	Period Ended 6/30/06 Comerica Class Y		Year Ended 12/31/05 Comerica Class Y	Year Ended 12/31/04 Comerica Class Y	Year Ended 12/31/03 Comerica Class Y	Year Ended 12/31/02 Comerica Class Y
Net asset value, beginning of period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.052	0.023		0.031	0.013	0.011	0.018

Total from investment operations	0.052	0.023		0.031	0.013	0.011	0.018

Less distributions:
Dividends from net investment income	(0.052)	(0.023)		(0.031)	(0.013)	(0.011)	(0.018)

Total distributions	(0.052)	(0.023)		(0.031)	(0.013)	(0.011)	(0.018)

Net asset value, end of period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

Total return (b)	5.32%	2.30%		3.14%	1.28%	1.12%	1.79%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,145,388	$1,153,213		$1,112,004	$951,642	$1,006,660	$1,223,380
Ratio of operating expenses to average net assets	0.16%	0.16	%(c)	0.16%	0.12%	0.12%	0.12%
Ratio of net investment income to average net assets	5.19%	4.59	%(c)	3.10%	1.27%	1.11%	1.74%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.36%	0.37	%(c)	0.37%	0.36%	0.33%	0.31%

(a)	The Institutional Money Market Fund Comerica Class Y Shares commenced operations on January 4, 1999. Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.
(b)	Total return represents aggregate total return for the period indicated.
(c)	Annualized.

18

SHAREHOLDER GUIDE

Dated October 31, 2007

This Shareholder Guide provides information regarding the purchase and redemption of shares of the Institutional Money Market Fund. The information contained in this Shareholder Guide is part of, and incorporated into, the Comerica Class K & Y Shares Prospectus dated October 31, 2007 for the Fund.

HOW TO REACH THE FUND

CONTACT SHAREHOLDER SERVICES

For account inquiries or information, literature, forms, etc:

By telephone:	1-800-438-5789

By mail:	The Munder Funds P.O. Box 9701 Providence, RI 02940

By overnight	The Munder Funds
delivery:	101 Sabin Street Pawtucket, RI 02860

For other inquiries or complaints:

By telephone:	1-800-468-6337

By mail:	The Munder Funds
Attn: Secretary
480 Pierce Street
Birmingham, MI 48009

By e-mail:	fundcontact@munder.com

PURCHASE INFORMATION

WHO MAY PURCHASE SHARES

Comerica Class K Shares

Customers (and their immediate family members) of brokers or other financial intermediaries that have entered into agreements with the Fund to provide shareholder services for Comerica Class K shareholders may purchase Comerica Class K shares. Customers may include individuals, trusts, partnerships and corporations. Financial intermediaries (or their nominees) acting on behalf of their customers will normally be the holders of record of Fund shares and will reflect their customers’ beneficial ownership of shares in the account statements provided by them to their customers.

The Fund may refuse purchase orders from ineligible investors who select Comerica Class K shares.

Comerica Class Y Shares

Only the following investors may purchase Comerica Class Y shares:

-	institutional investors (including: banks; savings institutions; credit unions and other financial

S - 1

institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; and investment companies);
-	investment advisors, broker-dealers and other financial intermediaries acting for their own accounts or for the accounts of their clients;
-	Trustees and officers of the Munder Funds and their immediate family members;
-	employees and retired employees of the Fund’s investment advisor;
-	Munder Capital Management’s investment advisory clients; and
-	immediate family members of employees of the Fund’s investment advisor.

The Fund may refuse purchase orders from ineligible investors who select Comerica Class Y shares.

METHODS FOR PURCHASING SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Intermediary and/or Financial Institution

Any broker, financial intermediary or other financial institution authorized by the Munder Funds or the Funds’ distributor can sell you shares of the Fund. Please note that brokers, financial intermediaries or other financial institutions may charge you fees in connection with purchases of shares. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail

For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

You must also specify the Fund and the class of shares you wish to purchase on your Account Application. If the class is not specified or if you are not eligible to purchase the class you have selected, your purchase may be refused.

For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for the amount of your investment to the address listed above. We reserve the right to refuse investments of less than $50 and any form of payment, including, without limitation cash, temporary checks, credit cards or third-party checks.

By Wire

For new accounts, you must complete, sign and mail an Account Application to the Fund at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below. To obtain an Account Application, your account number or more information, call (800) 438-5789.

Wire Instructions

Bank ABA/Routing #: 031000053

Bank Account Number: 8606905396

Bank Account Name: The Munder Funds

RFB: (Fund Name and Class)

OBI: (Your Name and Acct #)

S - 2

You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer (EFT)

For new accounts, you must complete, sign and mail to the Fund at one of the addresses listed above an Account Application with the Banking Information section completed and you must not decline your EFT purchase privilege. Once your account has been established, you can make investments by EFT.

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Fund an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or visit www.munder.com to establish an Internet login and password for online transactions.

Please note that EFT transactions usually require two days to complete.

Through an Automatic Investment Plan (AIP)

Under an AIP, you may arrange for periodic investments in the Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP without notice if your bank account has insufficient funds at the time of a scheduled deduction or for any other reason on 30 days’ written notice to you.

POLICIES FOR PURCHASING SHARES

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

-	Name;

-	Date of birth (for individuals);

-	Residential or business street address (although post office boxes are still permitted for mailing); and

-	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

S - 3

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, we may restrict your ability to purchase additional shares of the Fund until your identity is verified. We also may close your account or take other appropriate action if we are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Investment Minimums

(Comerica Class K Shares)

There is no minimum initial or subsequent investment for Comerica Class K shares.

Investment Minimums

(Comerica Class Y Shares)

With respect to any Comerica Class Y shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Fund may be limited in its ability to monitor applicable minimums, but expects that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Fund’s investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums. Where operational limitations restrict the ability of the Fund to enforce applicable minimums, application of the investment minimums will vary.

Except as provided below, the minimum initial investment for Comerica Class Y shares is $1 million per Fund for each Comerica Class Y shares account.

A reduced initial investment minimum of $2,500 applies to investments made by clients of state-registered or federally registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Fund.

Investment minimums do not apply to purchases made through eligible retirement plans or similar group accounts. For this purpose, “eligible retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Fund pursuant to a written agreement with the Fund whose terms have been negotiated pursuant to procedures adopted by the Fund’s Board of Trustees.

Investment minimums do not apply to clients in wrap-fee programs or other asset-based advisory fee programs, where the sponsor has entered into a written agreement with the Fund to offer Comerica Class Y shares through the applicable program.

Investment minimums do not apply to investments made by Trustees or officers of the Munder Funds or their immediate family members, employees of Munder Capital Management or their immediate family members, retired officers or employees of Munder Capital Management, or investment advisory clients of Munder Capital Management.

We reserve the right to waive any investment minimum if the Fund determines that doing so would result in a benefit to Fund shareholders. We reserve the right, upon 30 days’ advance written notice, to redeem your Comerica Class Y shares account if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice.

S - 4

Timing of Orders

Purchase orders must be received by the Fund or an authorized agent of the Fund (such as the Fund’s distributor or transfer agent or authorized dealer or third-party administrator, or other authorized financial intermediary) before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern Time) to receive that day’s NAV. Purchase orders received after that time will be accepted as of the next business day and will receive the NAV for the next business day.

REDEMPTION INFORMATION

METHODS FOR REDEEMING SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

By Mail

You may send a written request to the Fund containing (1) your account number; (2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Fund may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone

If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Fund a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Fund must receive a redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

S - 5

By Internet

If you did not decline the online redemption privilege on your Account Application and you have established an internet Personal Identification Number (PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com.

To establish an Internet login and password, please visit www.munder.com.

As with redemptions by telephone, the Fund must receive an online redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make online redemptions from IRA, ESA or 403(b) accounts.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent

In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). Please call (800) 438-5789 to determine the requirements for providing other instructions.

If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to your new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these methods.

Medallion Signature Guarantee

For your protection, we reserve the right to require a medallion signature guarantee for redemption requests.

When the Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Financial Institutions

Shares held through a financial institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties

During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.

S - 6

ADDITIONAL POLICIES FOR

PURCHASES AND

REDEMPTIONS

-

We consider purchase or redemption orders to be in “proper form” when we receive all required information, including properly completed and signed documents. We may reject any requests that are not in proper form.

-	We reserve the right to reject any purchase order.

-	At any time, we may change any of our purchase or redemption practices or privileges, and may suspend the sale of Fund shares.

-	We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

-	To limit the Fund’s expenses, we no longer issue share certificates.

-	We may temporarily stop redeeming shares if:

(i)	the NYSE is closed;

(ii)	trading on the NYSE is restricted;

(iii)	an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

(iv)	the SEC orders the Fund to suspend redemptions.

-

We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor’s account, neither the Fund, Munder Capital Management, the Fund’s distributor, the Fund’s transfer agent nor any of their affiliates, officers or directors will be held responsible for any losses resulting from unauthorized transactions.

-

If you purchased shares directly from the Fund, we will send you confirmations of the opening of an account and of all subsequent purchases or redemptions in the account. If your account has been set up by a broker, financial intermediary or other financial institution, account activity will be detailed in their statements to you. Brokers, financial intermediaries and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

-	Brokers, financial intermediaries and other financial institutions may charge their customers a processing or serving fee in connection with the purchase or redemption of Fund shares.

-

Normally we send redemption amounts to you on the next business day (but not more than seven days) after we receive your request in proper form, except that in the case of shares purchased by check, we may hold redemption amounts from the sale of those shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

Same-day processing is available for the Fund, provided we receive notice of the trade prior to 2:45 p.m. (Eastern Time).

-	If we receive notice of your intent to process a same-day trade and your purchase order and payment for the

S - 7

Fund is received in proper form before 2:45 p.m. (Eastern Time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 2:45 p.m. (Eastern Time), you will not receive dividends for that day. For same-day redemption orders received after 2:45 p.m. (Eastern Time), you will receive dividends for that day.

FREQUENT PURCHASES AND

REDEMPTIONS OF

FUND SHARES

The Munder Funds are not intended to serve as vehicles for short-term trading, which includes investors who engage in rapid purchases and sales or exchanges of Fund shares. Among other things, volatility resulting from excessive purchases and sales or exchanges of a Fund’s shares, especially involving large dollar amounts, may disrupt efficient portfolio management. Excessive purchases and sales or exchanges of a fund’s shares may force the fund to bear increased administrative costs due to asset level volatility and investment volatility that is associated with patterns of excessive short-term trading activity. Any increased costs are borne by all fund shareholders, including long-term investors who do not cause such costs to be incurred. All of these factors may adversely affect fund performance.

Given that the Fund is a money market fund which attempts to maintain a stable net asset value, short-term trading does not generally pose the same issue for the Fund as for other types of funds. However, to the extent that the Fund may be used to facilitate short-term trading between other Munder Funds, an investor in the Fund should be aware that the Board of Trustees of the Munder Funds has adopted policies and procedures to monitor for, and to discourage and take reasonable steps to prevent or minimize, investors from engaging in frequent purchases and redemptions of shares of the Munder Funds, to the extent deemed reasonable and practicable. The Fund will seek to apply these policies and procedures as uniformly as practicable.

The Munder Funds’ policies and procedures for identifying excessive short-term trading and market timing activities take into account a number of factors, including but not limited to the dollar amount and frequency of Fund trades. For purposes of these monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Pursuant to these policies and procedures, each Munder Fund reserves the right to refuse any purchase or exchange request that, in the view of MCM, could adversely affect any Munder Fund or its operations, including any purchase or exchange request from any individual, group or account that is likely to engage in excessive trading, or any order that may be viewed as market-timing activity. If a Fund refuses a purchase or exchange request from a shareholder and that shareholder deems it necessary to redeem his or her account in the Fund, any CDSC that is applicable to such redemption transaction, as described in the Fund’s prospectus, will be assessed against those redemption proceeds.

S - 8

ADDITIONAL INFORMATION

Information relating to purchases and sales of Comerica Class K and Comerica Class Y shares of the Institutional Money Market Fund is provided in the Shareholder Guide, which is incorporated by reference into (and is considered a part of) this prospectus.

More information about the Fund is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund.

STATEMENT OF ADDITIONAL INFORMATION

The Fund’s Statement of Additional Information provides more detail about the Fund and its investments, strategies, risks and restrictions. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (and is considered part of) this prospectus.

SHAREHOLDER INQUIRIES:

By e-mail:	fundcontact@munder.com

By telephone:	1-800-468-6337

By mail:	The Munder Funds
Attn: Secretary
480 Pierce Street
Birmingham, MI 48009

TO OBTAIN INFORMATION:

By telephone:	1-800-438-5789

By mail:	The Munder Funds
P.O. Box 9701
Providence, RI 02940

By overnight	The Munder Funds
delivery:	101 Sabin Street
Pawtucket, RI 02860

By web:	www.munder.com

You may find more information about the Fund online. This website is not considered part of the prospectus.

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-0102.

Distributor: Funds Distributor, Inc.

SEC File Number: 811-21294

PROINSTMM1007

Munder S&P® MidCap Index Equity Fund

Munder S&P® SmallCap Index Equity Fund

CLASS K & Y SHARES

PROSPECTUS

October 31, 2007

Save paper and receive this

document electronically.

Sign up for electronic delivery at

www.munderfunds.com/edelivery

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

Munder S&P® MidCap Index Equity Fund

CLASS K & Y SHARES

This prospectus describes the goals and principal investment strategies of the Funds and the principal risks of investing in the Funds. For further information on the Funds’ investment strategies and risks, please read the section entitled “More About the Funds.” Certain terms used in this prospectus are defined in the Glossary. Unless this prospectus expressly provides otherwise, each goal, investment strategy and policy of the Funds may be changed by action of the Board of Trustees without shareholder approval.

GOAL AND PRINCIPAL

INVESTMENT STRATEGIES

Goal

The Fund’s goal is to provide performance and income that is comparable to the Standard & Poor’s MidCap 400® Index (S&P MidCap 400®). The S&P MidCap 400® is a capitalization-weighted index that measures the performance of the mid-cap sector of the U.S. stock market.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies in the S&P MidCap 400®. This investment strategy may not be changed without 60 days’ prior notice to shareholders. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.

The Fund typically holds all 400 stocks included in the S&P MidCap 400®, in approximately the same proportions as they are represented in the index. The Fund is managed through the use of a “quantitative” or “indexing” investment approach and tries to mirror the composition and performance of the S&P MidCap 400® through quantitative procedures. As a result, the sub-advisor does not use traditional methods of fund investment management, i.e., it does not select stocks on the basis of economic, financial and market analysis.

The Fund will try to achieve a correlation between the performance of its portfolio and that of the S&P MidCap 400® of at least 0.95. A correlation of 1.0 would mean that the changes in the Fund’s price mirror exactly the changes in the S&P MidCap 400®.

The Fund may also enter into futures contracts in an effort to minimize the difference between the performance of the Fund and the S&P MidCap 400®.

1

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund’s portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

-	Stock Market Risk

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

-	Tracking Risk

Because the Fund pays fees and transaction costs, while the S&P MidCap 400® does not, the Fund’s returns are likely to be lower than those of the S&P MidCap 400®. Tracking variance may also result from share purchases, redemptions and other factors.

-	Indexing Strategy Risk

The Fund will invest in the securities included in the S&P MidCap 400® regardless of market trends. As a result, the Fund cannot modify its investment strategy to respond to changes in the economy, which means it may be particularly susceptible to a general decline in the mid-capitalization portion of the U.S. stock market.

-	Derivatives Risk

The Fund may suffer a loss from its use of futures contracts, which are forms of derivatives. The primary risk with futures contracts is that small price movements in the underlying investments can result in substantial gains or losses. Investments in derivatives also entail exposure to the credit risk of the derivative’s counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

-	Smaller Company Stock Risk

The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small companies’ stocks typically are traded in lower volume, may be less liquid and their issuers are subject to greater fluctuations in their earnings and prospects.

2

[THIS PAGE WAS INTENTIONALLY LEFT BLANK]

3

PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Munder S&P® MidCap Index Equity Fund. The bar chart shows the Fund’s performance for each full calendar year since its inception. The table shows how the Fund’s average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index.

The annual returns in the bar chart are for the Fund’s oldest class of shares, Class Y shares. Class K shares will have annual returns similar to those of the Class Y shares because both classes of shares are invested in the same portfolio of securities and have the same portfolio management. Because each class of shares has different service fees and expenses, the performance of each class will differ. Please note that the annual expense ratio for the Class K shares is higher than that for the Class Y shares, and thus the performance of the Class K shares has been lower than that of the Class Y shares. Please see the section entitled “Fees and Expenses.”

When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Munder S&P® MidCap Index Equity Fund CLASS Y

TOTAL RETURN (%)

per calendar year

YTD through 9/30/07:	10.59%

Best Quarter:	17.59%	quarter ended 6/30/03
Worst Quarter:	(16.61)%	quarter ended 9/30/02

4

AVERAGE ANNUAL RETURNS

for periods ended December 31, 2006

	1 Year %	5 Years %	Since Inception %(1)
CLASS Y
Return Before Taxes	9.94	10.38	10.93
Return After Taxes on Distributions	8.23	9.51	8.68
Return After Taxes on Distributions and Sale of Fund Shares	8.01	8.84	8.36
S&P MidCap 400®(2) (reflects no deductions for fees, expenses or taxes)	10.32	10.90	11.91
CLASS K
Return Before Taxes	9.66	10.13	10.58
S&P MidCap 400®(2) (reflects no deductions for fees, expenses or taxes)	10.32	10.90	11.51

(1)	The inception dates for the Class Y and Class K shares are 2/13/98 and 11/4/99, respectively. The index returns from inception for Class Y and Class K shares are as of 2/1/98 and 11/1/99, respectively.
(2)	The Standard & Poor’s MidCap 400® Index (S&P MidCap 400®) is a capitalization-weighted index that measures the performance of the mid-cap sector of the U.S. stock market.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class Y shares. The after-tax returns for the Class K shares will vary from those shown for the Class Y shares because, as noted above and set forth below in the section entitled “Fees and Expenses,” each class has different service fees and expenses.

Historical information regarding the Fund, including prior names and benchmarks, is included in the Fund’s Statement of Additional Information.

5

FEES & EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Munder S&P® MidCap Index Equity Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

SHAREHOLDER FEES paid directly from your investment	Class K Shares	Class Y Shares
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)	None	None
Maximum Contingent Deferred Sales Charge (CDSC) (as a % of the lesser of original purchase price or redemption proceeds)	None	None
Maximum Sales Charge (load) imposed on reinvested dividends	None	None
Redemption Fees	2%(a)	2%(a)
Exchange Fees	None	None

ANNUAL FUND OPERATING EXPENSES paid from Fund assets (as a % of net assets)	Class K Shares	Class Y Shares
Management Fees	0.15%	0.15%
Non-12b-1 Service Plan Fees	0.25%	0.00%
Other Expenses	0.44%	0.44%
Acquired Fund Fees and Expenses (b)	0.00%	0.00%

Total Annual Fund Operating Expenses including Acquired Fund Fees and Expenses (c)	0.84%	0.59%

(a)	A short-term trading fee of 2% may be assessed on redemptions within 30 days of purchase. The short-term trading fee will not be assessed on accounts that are redeemed within the 30-day period because they do not meet the applicable account minimum or because the Fund is unable to verify an accountholder’s identity within a reasonable time after the account is opened.
(b)	Acquired Fund Fees and Expenses reflect the pro-rata portion of the fees and expenses charged by any underlying funds in which the Fund may invest, including money market funds and ETFs.
(c)	Acquired Fund Fees and Expenses are less than 0.01% of the average net assets of the Fund.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class K Shares	Class Y Shares
1 Year	$86	$60
3 Years	$268	$189
5 Years	$466	$329
10 Years	$1,037	$738

6

Munder S&P® SmallCap Index Equity Fund

CLASS K & Y SHARES

GOAL AND PRINCIPAL

INVESTMENT STRATEGIES

Goal

The Fund’s goal is to provide performance and income that is comparable to the Standard & Poor’s SmallCap 600® Index (S&P SmallCap 600®). The S&P SmallCap 600® is a capitalization-weighted index that measures the performance of the small-cap sector of the U.S. stock market.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies in the S&P SmallCap 600®. This investment strategy may not be changed without 60 days’ prior notice to shareholders. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.

The Fund typically holds all 600 stocks that are included in the S&P SmallCap 600®, in approximately the same proportions as they are represented in the index. The Fund is managed through the use of a “quantitative” or “indexing” investment approach and tries to mirror the composition and performance of the S&P SmallCap 600® through quantative procedures. As a result, the sub-advisor does not use traditional methods of fund investment management, i.e., it does not select stocks on the basis of economic, financial and market analysis.

The Fund will try to achieve a correlation between the performance of its portfolio and that of the S&P SmallCap 600® of at least 0.95. A correlation of 1.0 would mean that the changes in the Fund’s price mirror exactly the changes in the S&P SmallCap 600®.

The Fund may also enter into futures contracts in an effort to minimize the difference between the performance of the Fund and the S&P SmallCap 600®.

7

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund’s portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

-	Stock Market Risk

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

-	Tracking Risk

Because the Fund pays fees and transaction costs, while the S&P SmallCap 600® does not, the Fund’s returns are likely to be lower than those of the S&P SmallCap 600®. Tracking variance may also result from share purchases, redemptions and other factors.

-	Indexing Strategy Risk

The Fund will invest in the securities included in the S&P SmallCap 600® regardless of market trends. As a result, the Fund cannot modify its investment strategy to respond to changes in the economy, which means it may be particularly susceptible to a general decline in the small-capitalization portion of the U.S. stock market.

-	Derivatives Risk

The Fund may suffer a loss from its use of futures contracts, which are forms of derivatives. The primary risk with futures contracts is that small price movements in the underlying investments can result in substantial gains or losses. Investments in derivatives also entail exposure to the credit risk of the derivative’s counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

-	Smaller Company Stock Risk

The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small companies’ stocks typically are traded in lower volume, may be less liquid, and their issuers are subject to greater fluctuations in their earnings and prospects.

8

[THIS PAGE WAS INTENTIONALLY LEFT BLANK]

9

PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Munder S&P® SmallCap Index Equity Fund. The bar chart shows the Fund’s performance for each full calendar year since its inception. The table shows how the Fund’s average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index.

The annual returns in the bar chart are for the Fund’s oldest class of shares, Class Y shares. Class K shares will have annual returns similar to those of Class Y shares because both classes of shares are invested in the same portfolio of securities and have the same portfolio management. Because each class of shares has different service fees and expenses, the performance of each class will differ. Please note that the annual expense ratio for the Class K shares is higher than that for the Class Y shares, and thus, performance of the Class K shares has been lower than that of the Class Y shares. Please see the section entitled “Fees and Expenses.”

When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Munder S&P® SmallCap Index Equity Fund CLASS Y

TOTAL RETURN (%)

per calendar year

YTD through 9/30/07:	6.11%

Best Quarter:	20.70%	quarter ended 12/31/01
Worst Quarter:	(18.72)%	quarter ended 9/30/02

10

AVERAGE ANNUAL RETURNS

for periods ended December 31, 2006

	1 Year %	5 Years %	Since Inception %(1)
CLASS Y
Return Before Taxes	14.59	11.97	12.22
Return After Taxes on Distributions	12.85	11.34	10.97
Return After Taxes on Distributions and Sale of Fund Shares	11.24	10.31	10.10
S&P SmallCap 600®(2) (reflects no deductions for fees, expenses or taxes)	15.12	12.50	13.12
CLASS K
Return Before Taxes	14.28	11.68	12.00
S&P SmallCap 600®(2) (reflects no deductions for fees, expenses or taxes)	15.12	12.50	13.12

(1)	Since inception information for the Class Y shares of the Fund is provided for the period beginning on 10/27/99. The Class K shares commenced operations on 11/4/99. The index returns from inception for Class Y and Class K shares are as of 11/1/99 and 11/1/99, respectively.
(2)	The Standard & Poor’s SmallCap 600® Index (S&P SmallCap 600®) is a capitalization-weighted index that measures the performance of the small-cap sector of the U.S. stock market.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class Y shares. The after-tax returns for the Class K shares will vary from those shown for Class Y shares because, as noted above and set forth below in the section entitled “Fees and Expenses,” each class has different service fees and expenses.

Historical information regarding the Fund, including prior names and benchmarks, is included in the Fund’s Statement of Additional Information.

11

FEES & EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Munder S&P® SmallCap Index Equity Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

SHAREHOLDER FEES paid directly from your investment	Class K Shares	Class Y Shares
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)	None	None
Maximum Contingent Deferred Sales Charge (CDSC) (as a % of the lesser of original purchase price or redemption proceeds)	None	None
Maximum Sales Charge (load) imposed on reinvested dividends	None	None
Redemption Fees	2%(a)	2%(a)
Exchange Fees	None	None

ANNUAL FUND OPERATING EXPENSES paid from Fund assets (as a % of net assets)	Class K Shares	Class Y Shares
Management Fees	0.15%	0.15%
Non-12b-1 Service Plan Fees	0.25%	0.00%
Other Expenses	0.40%	0.40%
Acquired Fund Fees and Expenses (b)	0.00%	0.00%

Total Annual Fund Operating Expenses including Acquired Fund Fees and Expenses (c)	0.80%	0.55%

(a)	A short-term trading fee of 2% may be assessed on redemptions within 30 days of purchase. The short-term trading fee will not be assessed on accounts that are redeemed within the 30-day period because they do not meet the applicable account minimum or because the Fund is unable to verify an accountholder’s identity within a reasonable time after the account is opened.
(b)	Acquired Fund Fees and Expenses reflect the pro-rata portion of the fees and expenses charged by any underlying funds in which the Fund may invest, including money market funds and ETFs.
(c)	Acquired Fund Fees and Expenses are less than 0.01% of the average net assets of the Fund.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class K Shares	Class Y Shares
1 Year	$82	$56
3 Years	$255	$176
5 Years	$444	$307
10 Years	$990	$689

12

GLOSSARY

The Glossary explains certain terms used throughout this prospectus.

Equity Securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or may be unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Foreign Securities include direct investments in U.S. dollar-denominated securities of foreign issuers that are traded in the U.S.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers’ acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. government securities.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

MORE ABOUT THE FUNDS

The following sections provide additional information about the Funds’ principal investment strategies and risks and describe certain other applicable investment strategies and risks of the Funds. The Funds may use other techniques and invest in other securities and are subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Funds’ principal investment strategies and principal risks please read the sections entitled “Goal and Principal Investment Strategies” and “Principal Risks” for the applicable Fund.

13

FURTHER INFORMATION

REGARDING THE FUNDS’

PRINCIPAL INVESTMENT

STRATEGIES AND RISKS

DERIVATIVES

Derivative instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, and options.

A futures contract is a type of derivative investment that, at maturity, obligates the holder to take or make delivery of certain securities, other financial instruments, the cash value of a specified index or a stated quantity of foreign currency. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specific exercise price during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

-	Investment Strategy

A Fund may, but is not required to, use derivative instruments for hedging (attempting to reduce risk by offsetting one investment position with another), for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. Hedging may relate to a specific investment, a group of investments, or a Fund’s portfolio as a whole. A Fund will not use derivatives for speculative purposes.

There can be no assurance that a Fund will use derivatives to hedge any particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful.

-	Special Risks

The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave a Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

14

OTHER INVESTMENT

STRATEGIES AND RISKS

BORROWING

-	Investment Strategy

A Fund may borrow money from banks in an amount up to 33 1/3% of the Fund’s assets, including the amount borrowed. The Fund may also issue a note evidencing a temporary loan (i.e., one that must be repaid within 60 days), as long as it does not exceed 5% of the Fund’s total assets.

-	Special Risks

Borrowings by a Fund may involve leveraging. If the securities held by a Fund decline in value while these transactions are outstanding, a Fund’s net asset value will decline in value by proportionately more than the decline in value of the securities.

FOREIGN SECURITIES

Foreign securities in which a Fund may invest include U.S. dollar-denominated securities of foreign issuers that are traded in the U.S.

-	Investment Strategy

A Fund may invest up to 25% of its total assets in foreign securities.

-	Special Risks

Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

Direct investments in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, the Funds may realize additional income gains or losses.

-	Investment Strategy

A Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 33 1/3% of the value of a Fund’s total assets (including the loan collateral).

-	Special Risks

The main risk when lending Fund securities is that, if the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.

15

TEMPORARY INVESTMENTS

A Fund may invest in short-term obligations, such as U.S. government securities, high-quality money market instruments, repurchase agreements with maturities of 13 months or less and exchange-traded funds.

-	Investment Strategy

A Fund may invest assets in short-term obligations pending investment or to meet anticipated redemption requests.

-	Special Risks

A Fund may not achieve its investment goal when its assets are invested in short-term obligations.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS

A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

-	Special Risks

Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the counterparty may fail to deliver the security or cash on the settlement date.

DISCLAIMERS

The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s (“S&P”), nor does S&P guarantee the accuracy and/or completeness of the S&P MidCap 400® Index, S&P SmallCap 600® Index or any data included therein. S&P makes no warranty, express or implied, as to the results to be obtained by a Fund, owners of a Fund, any person or any entity from the use of the S&P MidCap 400® Index, S&P SmallCap 600® Index or any data included therein. S&P makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the S&P MidCap 400® Index, S&P SmallCap 600® Index or any data included therein.

16

PUBLICATION OF PORTFOLIO HOLDINGS

Each Fund publishes a complete list of its portfolio holdings as of the end of each calendar month not earlier than 30 days after the end of such month on the Munder Funds website (www.munder.com) under the “Portfolio Holdings” link on the Institutional Services page. The three most recent previously published month-end portfolio holdings lists can be accessed through the “Historical All Holdings” link on the Fund’s All Holdings page. A description of the Funds’ policies and procedures with respect to the disclosure of information regarding the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information.

YOUR INVESTMENT

PURCHASING SHARES

You may purchase Class K and Class Y shares of a Fund at the net asset value (NAV) next determined after your purchase order is received in proper form.

Class K and Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding eligibility requirements.

Broker-dealers or financial intermediaries (other than the Fund’s distributor) may charge you additional fees for shares you purchase through them.

For information regarding policies and procedures associated with purchasing shares of a Fund, including minimum investment requirements, please see the Shareholder Guide.

EXCHANGING SHARES

You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs.

For information regarding policies and procedures associated with exchanging shares, please see the Shareholder Guide.

REDEEMING SHARES

You may redeem shares at the NAV next determined after your redemption request is received in proper form. We will reduce the amount you receive by the amount of any applicable short-term trading fee.

For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the Shareholder Guide.

17

SHARE CLASS SELECTION

The Funds offer Class K and Class Y shares through this prospectus. A summary comparison of both classes appears in the table below. Please see the Shareholder Guide for more information regarding each class of shares.

Each class is available only to limited types of investors. In selecting a class, you should consider your eligibility to purchase that class and the ongoing annual expenses of that class, including any service fees as described in the section entitled “Distribution and Service Fees.”

Class K Shares
Purchase Availability	Available only through selected financial institutions. Not available for direct investment in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Service fees of 0.25% annually.

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	None

Class Y Shares
Purchase Availability	Available only to institutional investors, investors purchasing through financial intermediaries, investors purchasing through retirement plans that meet certain conditions, and investors with specific relationships with Munder Capital Management or the Munder Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	None

Initial Purchase Minimum	$1 million (reduced or eliminated for certain categories of investors).

Purchase Maximum	None

Conversion Feature	None

18

DISTRIBUTION AND SERVICE FEES

DISTRIBUTION AND SERVICE PLAN FEES

The Funds have a Distribution and Service Plan with respect to their Class K shares. The Plan permits each Fund to pay for non-Rule 12b-1 services provided to Class K shareholders. Under the Plan, the Funds may pay up to 0.25% of the average daily net assets of each Fund attributable to Class K shares in order to pay for certain non-Rule 12b-1 shareholder services provided by institutions that have agreements with the Funds or the Funds’ service providers to provide such services. Because the fees are paid out of each Fund’s assets attributable to its Class K shares on an ongoing basis, over time these non-Rule 12b-1 fees will increase the cost of an investment in Class K shares of a Fund.

OTHER PAYMENTS TO THIRD PARTIES

In addition to paying fees under the Funds’ Distribution and Service Plan, the Funds may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor or sub-advisor, for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Funds’ advisor or distributor, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds, including affiliates of the advisor. Such payments and compensation are in addition to the service and other fees paid by the Funds. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Funds’ advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

From time to time, the Funds’ advisor or distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

19

VALUING FUND SHARES

Each Fund’s NAV is calculated on each day the New York Stock Exchange (NYSE) is open. The NAV per share is the value of a single Fund share. The Funds calculate NAV separately for each class. NAV is calculated by:

(1)	taking the total value of a Fund’s assets allocated to a particular class of shares,
(2)	subtracting the liabilities and expenses charged to that class, and
(3)	dividing that amount by the total number of shares of that class outstanding.

The Funds calculate NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the Funds will accelerate their NAV calculations and transaction deadlines to that time.

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, and/or country specific information. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

In accordance with procedures established by the Board of Trustees to fair value the Fund’s securities, the advisor has established a pricing committee to serve as its formal oversight body for the valuation of the Fund’s securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees of the Fund at the next regularly scheduled quarterly meeting of the Board.

20

DISTRIBUTIONS

As a shareholder, you are entitled to your share of a Fund’s net income and capital gains on its investments. Each Fund passes substantially all of its earnings along to its shareholders as distributions. When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Funds declare and pay dividend distributions, if any, quarterly.

The Funds distribute their net realized capital gains, if any, at least annually.

It is possible that a Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital, generally a non-taxable distribution to the extent of (and in reduction of) a shareholder’s basis in the Fund. You should treat any such distribution in excess of your basis in your shares as gain from a sale or exchange of the shares.

Each Fund will generally pay both dividend and capital gain distributions in additional shares of the same class of that Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application or notify the Funds by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS

Investments in a Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Funds, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of a Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long a Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Current law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. A shareholder will also

21

have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. The lower tax rates on long-term capital gains and qualifying dividends are currently scheduled to expire after 2010.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES OR EXCHANGES

If you sell shares of a Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you may, subject to certain restrictions, recognize a taxable loss on the sale of shares of a Fund.

OTHER CONSIDERATIONS

If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Funds must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR AND SUB-ADVISOR

Founded in 1985, Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009, is the investment advisor of the Funds. World Asset Management, 255 East Brown Street, Birmingham, Michigan 48009, is the Funds’ sub-advisor and is responsible for the day-to-day management of the Funds. As of June 30, 2007, MCM had approximately $29.6 billion in assets, made up of $12.3 billion in actively managed equity securities, $5.6 billion in fixed income securities and $11.7 billion in cash management assets.

Pursuant to a Sub-Advisory Agreement, MCM has retained World Asset Management, a registered investment adviser and formerly a division of MCM, to

22

manage the Funds. World Asset Management is responsible for all purchases and sales of portfolio securities.

World Asset Management focuses on quantitative and indexed investment products. World Asset Management has been in the index business since the mid-1970s. World Asset Management provides clients complete market coverage, both domestic and international, through the use of index portfolios and is directly responsible for client relationships consisting of municipalities, corporations, Taft-Hartley accounts, endowments, foundations and mutual funds. As of June 30, 2007, World Asset Management had $18.3 billion in indexed assets under management.

During the fiscal year ended June 30, 2007, each Fund paid an advisory fee at an annual rate based on the average daily net assets of the Fund as follows:

Munder S&P® MidCap Index Equity Fund	0.15%
Munder S&P® SmallCap Index Equity Fund	0.15%

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements for the Funds is available in the Funds’ Annual Report dated June 30, 2007.

PORTFOLIO MANAGEMENT TEAM

A team of investment professionals employed by World Asset Management makes investment decisions for the Funds. The team consists of Kenneth A. Schluchter III and Kevin K. Yousif. Mr. Schluchter generally makes final investment decisions for the Funds.

Kenneth A. Schluchter III, Director, Domestic Investments, World Asset Management, has been manager or co- manager of the Funds since their inception. Mr. Schluchter also is co-manager of the Munder Index 500 Fund, as well as a number of other domestic index disciplines. He also ensures that all Munder Funds sub-advised by World Asset Management comply with established investment policies and objectives, and helps design and implement World Asset Management’s portfolio analytical and reporting systems. Mr. Schluchter joined World Asset Management in 1995.

Kevin K. Yousif, CFA, Senior Portfolio Manager, World Asset Management, has been co-manager of the Funds since 2002. In addition, Mr. Yousif is co-manager of the Munder Index 500 Fund. Mr. Yousif is a member of the domestic equity products group providing analytical and trading support throughout World Asset Management’s product line. He joined World Asset Management in October 2000.

Additional information about the compensation of members of the portfolio management team, other accounts managed by these individuals, and their ownership of securities in the Funds is available in the Funds’ Statement of Additional Information.

23

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past 5 and one-half years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report along with the Funds’ financial statements, are included in the annual report of the Funds, and are incorporated by reference into the Statement of Additional Information. Our website, www.munder.com, contains the Funds’ most recent annual report. You may also obtain the annual report and Statement of Additional Information without charge by calling (800) 438-5789.

MUNDER S&P® MIDCAP INDEX EQUITY FUND(a) (CLASS K)	Year Ended 6/30/07 Class K		Period Ended 6/30/06 Class K		Year Ended 12/31/05 Class K		Year Ended 12/31/04 Class K	Year Ended 12/31/03 Class K	Year Ended 12/31/02 Class K
Net asset value, beginning of period	$11.02		$10.65		$10.46		$9.29	$6.94	$8.21

Income/(loss) from investment operations:
Net investment income	0.08		0.04		0.07		0.05	0.04	0.05
Net realized and unrealized gain/(loss) on investments	1.71		0.38		1.16		1.40	2.34	(1.27)

Total from investment operations	1.79		0.42		1.23		1.45	2.38	(1.22)

Less distributions:
Dividends from net investment income	(0.10)		(0.05)		(0.08)		(0.06)	(0.03)	(0.05)
Distributions from net realized gains	(0.86)		—		(0.96)		(0.22)	—	—

Total distributions	(0.96)		(0.05)		(1.04)		(0.28)	(0.03)	(0.05)

Short-term trading fees	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	—	—	—

Net asset value, end of period	$11.85		$11.02		$10.65		$10.46	$9.29	$6.94

Total return (c)	17.74%		3.90%		11.74%		15.66%	34.45%	(14.96)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$58,263		$64,047		$64,120		$103,876	$89,945	$44,928
Ratio of operating expenses to average net assets	0.84%		0.82	%(d)	0.82%		0.73%	0.74%	0.59%
Ratio of net investment income to average net assets	0.75%		0.81	%(d)	0.68%		0.48%	0.50%	0.60%
Portfolio turnover rate	11%		5%		17%		24%	7%	28%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.84%		0.82	%(d)	0.82%		0.73%	0.74%	0.77%

(a)	The Munder S&P® MidCap Index Equity Fund Class K Shares commenced operations on November 4, 1999. Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.
(b)	Amount represents less than $0.005 per share.
(c)	Total return represents aggregate total return for the period indicated.
(d)	Annualized.

24

MUNDER S&P® MIDCAP INDEX EQUITY FUND(a) (CLASS Y)	Year Ended 6/30/07 Class Y		Period Ended 6/30/06 Class Y		Year Ended 12/31/05 Class Y		Year Ended 12/31/04 Class Y	Year Ended 12/31/03 Class Y	Year Ended 12/31/02 Class Y
Net asset value, beginning of period	$12.70		$12.26		$12.03		$10.68	$7.97	$9.43

Income/(loss) from investment operations:
Net investment income	0.13		0.07		0.11		0.08	0.06	0.08
Net realized and unrealized gain/(loss) on investments	1.98		0.43		1.33		1.62	2.70	(1.47)

Total from investment operations	2.11		0.50		1.44		1.70	2.76	(1.39)

Less distributions:
Dividends from net investment income	(0.13)		(0.06)		(0.10)		(0.09)	(0.05)	(0.07)
Distributions from net realized gains	(1.00)		—		(1.11)		(0.26)	—	—

Total distributions	(1.13)		(0.06)		(1.21)		(0.35)	(0.05)	(0.07)

Short-term trading fees	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	—	—	—

Net asset value, end of period	$13.68		$12.70		$12.26		$12.03	$10.68	$7.97

Total return (c)	17.99%		4.07%		12.00%		15.94%	34.82%	(14.86)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$27,385		$24,056		$23,465		$21,552	$17,683	$10,727
Ratio of operating expenses to average net assets	0.59%		0.57	%(d)	0.57%		0.48%	0.49%	0.34%
Ratio of net investment income to average net assets	1.00%		1.06	%(d)	0.94%		0.73%	0.75%	0.85%
Portfolio turnover rate	11%		5%		17%		24%	7%	28%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.59%		0.57	%(d)	0.57%		0.48%	0.49%	0.52%

(a)

The Munder S&P® MidCap Index Equity Fund Class Y Shares commenced operations on February 13, 1998. Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.

(b)	Amount represents less than $0.005 per share.
(c)	Total return represents aggregate total return for the period indicated.
(d)	Annualized.

25

MUNDER S&P® SMALLCAP INDEX EQUITY FUND(a) (CLASS K)	Year Ended 6/30/07 Class K	Period Ended 6/30/06 Class K		Year Ended 12/31/05 Class K	Year Ended 12/31/04 Class K	Year Ended 12/31/03 Class K	Year Ended 12/31/02 Class K
Net asset value, beginning of period	$17.09	$15.96		$15.40	$12.91	$9.39	$11.10

Income/(loss) from investment operations:
Net investment income	0.07	0.03		0.06	0.05	0.02	0.04
Net realized and unrealized gain/(loss) on investments	2.34	1.13		1.00	2.74	3.52	(1.71)

Total from investment operations	2.41	1.16		1.06	2.79	3.54	(1.67)

Less distributions:
Dividends from net investment income	(0.08)	(0.03)		(0.05)	(0.05)	(0.02)	(0.04)
Distributions from net realized gains	(1.46)	—		(0.45)	(0.25)	—	—

Total distributions	(1.54)	(0.03)		(0.50)	(0.30)	(0.02)	(0.04)

Short-term trading fees	0.00 (b)	0.00	(b)	0.00 (b)	—	—	—

Net asset value, end of period	$17.96	$17.09		$15.96	$15.40	$12.91	$9.39

Total return (c)	15.24%	7.25%		6.84%	21.62%	37.76%	(15.07)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$103,695	$112,507		$106,875	$113,631	$97,034	$60,751
Ratio of operating expenses to average net assets	0.80%	0.79	%(d)	0.79%	0.75%	0.79%	0.52%
Ratio of net investment income to average net assets	0.38%	0.39	%(d)	0.38%	0.38%	0.16%	0.34%
Portfolio turnover rate	14%	8%		17%	19%	13%	12%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.80%	0.79	%(d)	0.79%	0.75%	0.79%	0.68%

(a)

The Munder S&P® SmallCap Index Equity Fund Class K Shares commenced operations on November 4, 1999. Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.

(b)	Amount is less than $0.005 per share.
(c)	Total return represents aggregate total return for the period indicated.
(d)	Annualized.

26

MUNDER S&P® SMALLCAP INDEX EQUITY FUND(a) (CLASS Y)	Year Ended 6/30/07 Class Y	Period Ended 6/30/06 Class Y		Year Ended 12/31/05 Class Y	Year Ended 12/31/04 Class Y	Year Ended 12/31/03 Class Y	Year Ended 12/31/02 Class Y
Net asset value, beginning of period	$17.05	$15.92		$15.37	$12.89	$9.38	$11.08

Income/(loss) from investment operations:
Net investment income	0.11	0.06		0.09	0.09	0.05	0.06
Net realized and unrealized gain/(loss) on investments	2.33	1.12		1.00	2.73	3.50	(1.69)

Total from investment operations	2.44	1.18		1.09	2.82	3.55	(1.63)

Less distributions:
Dividends from net investment income	(0.12)	(0.05)		(0.09)	(0.09)	(0.04)	(0.07)
Distributions from net realized gains	(1.46)	—		(0.45)	(0.25)	—	—

Total distributions	(1.58)	(0.05)		(0.54)	(0.34)	(0.04)	(0.07)

Short-term trading fees	0.00 (b)	0.00	(b)	0.00 (b)	—	—	—

Net asset value, end of period	$17.91	$17.05		$15.92	$15.37	$12.89	$9.38

Total return (c)	15.48%	7.40%		7.07%	21.96%	38.04%	(14.80)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$13,463	$13,848		$12,655	$14,670	$10,455	$6,391
Ratio of operating expenses to average net assets	0.55%	0.54	%(d)	0.54%	0.50%	0.54%	0.27%
Ratio of net investment income to average net assets	0.63%	0.65	%(d)	0.62%	0.63%	0.41%	0.59%
Portfolio turnover rate	14%	8%		17%	19%	13%	12%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.55%	0.54	%(d)	0.54%	0.50%	0.54%	0.43%

(a)	The Munder S&P® SmallCap Index Equity Fund Class Y Shares commenced operations on August 7, 1997. Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.
(b)	Amount is less than $0.005 per share.
(c)	Total return represents aggregate total return for the period indicated.
(d)	Annualized.

27

SHAREHOLDER GUIDE

Dated October 31, 2007

The Shareholder Guide provides information regarding the purchase, redemption and exchange of shares of the Munder Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Munder Funds Class A, B, C, I, K, R & Y shares Prospectuses dated October 31, 2007. Not all Funds offer all classes of shares.

HOW TO REACH THE FUNDS

CONTACT SHAREHOLDER SERVICES

For account inquiries or information, literature, forms, etc.:

By telephone:

1-800-438-5789

By mail:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

By overnight delivery:	The Munder Funds

101 Sabin Street Pawtucket, RI 02860

For other inquiries or complaints:

By telephone:

1-800-468-6337

By mail:

The Munder Funds

Attn: Secretary

480 Pierce St. Birmingham, MI 48009

By e-mail:	fundcontact@munder.com

PURCHASE INFORMATION

WHO MAY PURCHASE SHARES

Class A & Class C Shares

All investors are eligible to purchase Class A or Class C shares.

Class B Shares

Class B Shares of the Munder Funds are available for purchase only as follows:

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B shares of a Munder Fund in additional Class B shares of that Fund;

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase Class B shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a

S - 1

trust for which the existing registered owner is the trustee or beneficiary;
-

401(k) retirement plans (and other similar group retirement plans) that offered Class B shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B shares of that Munder Fund and may purchase additional Class B shares of that Fund in existing participant accounts;

-

401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B shares of a Munder Fund as an investment option, may open participant accounts in Class B shares of that Fund; and

-

Any client or customer of a broker, financial intermediary or other financial institution that (i) received a sales presentation within the six months prior to February 28, 2007 that included Class B shares of one or more Munder Funds as an investment option and (ii) was identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B shares of a Munder Fund may purchase Class B shares.

If all Class B shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in this Shareholder Guide, then the shareholder’s account will be closed. Such former holders of Class B shares will not be able to buy additional Class B shares or reopen a Class B shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in this Shareholder Guide.

The Munder Funds reserve the right to revise the scope of the limited offering described above or to change these policies at any time.

Class K Shares

Customers (and their immediate family members) of banks and other institutions that have entered into agreements with the Funds to provide shareholder services for Class K shareholders may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. Financial institutions (or their nominees) acting on behalf of their customers, will normally be the holders of record of Fund shares and will reflect their customers’ beneficial ownership of shares in the account statements provided by them to their customers.

The Funds may refuse any purchase orders from ineligible investors who select Class K shares.

Class R Shares

Investors may purchase Class R shares only through participation in certain programs where program-level or omnibus accounts are held on the books of the Funds, including without limitation:

-	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit

S - 2

sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans; and
-	Managed account programs sponsored by a broker-dealer, registered investment adviser or bank trust department.

The Funds may refuse any purchase orders from ineligible investors who select Class R shares.

Class Y Shares

Only the following investors may purchase Class Y shares:

-

institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; and investment companies);

-	investment advisors, broker-dealers and other financial intermediaries acting for their own accounts or for the accounts of their clients;
-	Trustees and officers of the Munder Funds and their immediate family members;
-	employees and retired employees of the Funds’ investment advisor;
-	Munder Capital Management’s investment advisory clients; and
-	immediate family members of employees of the Funds’ investment advisor.

The Funds may refuse any purchase orders from ineligible investors who select Class Y shares.

Class I Shares

Individual investors and institutional investors may purchase Class I shares.

METHODS FOR PURCHASING SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Intermediary and/or Financial Institution

Any broker, financial intermediary or other financial institution authorized by the Munder Funds or the Funds’ distributor can sell you shares of the Funds. Please note that brokers, financial intermediaries or other financial institutions may charge you fees in connection with purchases of shares. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail

For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

You must also specify the Fund and class of shares you wish to purchase on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase may be refused or you may be invested in Class A shares, if offered.

S - 3

For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for the amount of your investment to the address listed above. We reserve the right to refuse investments of less than $50 and any form of payment, including without limitation cash, temporary checks, credit cards or third-party checks.

By Wire

For new accounts, you must complete, sign and mail an Account Application to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below. To obtain an Account Application, your account number or more information, call (800) 438-5789.

Wire Instructions

Bank ABA/Routing #: 031000053

Bank Account Number: 8606905396

Bank Account Name: The Munder Funds

RFB: (Fund Name and Class)

OBI: (Your Name and Acct #)

You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer (EFT)

For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Account Application with the Banking Information section completed and you must not decline your EFT purchase privilege. Once your account has been established, you can make investments by EFT.

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or visit www.munder.com to establish an Internet login and password for online transactions.

Please note that EFT transactions usually require two days to complete.

Through the Automatic Investment Plan (AIP)

Under an AIP, you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP without notice if your bank account has insufficient funds at the time of a scheduled deduction or for any other reason on 30 days’ written notice to you.

POLICIES FOR PURCHASING SHARES

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial

S - 4

institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

-	Name;

-	Date of birth (for individuals);

-	Residential or business street address (although post office boxes are still permitted for mailing); and

-	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, we may restrict your ability to purchase additional shares of a Fund until your identity is verified. We may also close your account or take other appropriate action if we are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed (less any applicable CDSC). In addition, you will not be entitled to recoup from the Funds any sales charges paid in connection with your purchase of Fund shares. Any otherwise applicable short-term trading fee will not, however, be assessed on accounts that are closed for this reason.

Investment Minimums

(Class A, B & C Shares)

With respect to any Class A, B or C shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class A, Class B and Class C shares is $2,500 per Fund for all accounts, with the following exceptions. The minimum initial investment for all types of Individual Retirement Accounts (IRAs), Education Savings Accounts (ESAs), 403(b), Uniform Gifts to Minors Act (UGMA) and Uniform Transfer to Minors Act (UTMA) accounts is $500. Subsequent investments of less than $50 per Fund for all account types may be refused. If you use the Automatic Investment Plan (AIP), the minimum initial and subsequent investment per Fund is $50.

Investment minimums do not apply to purchases made through eligible retirement plans (or similar group accounts) or eligible wrap-fee programs (or similar programs). For this purpose, “eligible

S - 5

retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees. “Eligible wrap-fee and similar programs” are those which have been approved by an officer of the Fund.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

If you wish to invest more than $50,000, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A or Class C shares. If you wish to invest more than $1 million, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A shares.

Investment Minimums

(Class K & R Shares)

There is no minimum initial or subsequent investment for Class K or Class R shares.

Investment Minimums (Class Y Shares)

With respect to any Class Y shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class Y shares is $1 million per Fund for each Class Y shares account.

A reduced initial investment minimum of $2,500 applies to investments made by clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds.

Investment minimums do not apply to purchases made through eligible retirement plans or similar group accounts. For this purpose, “eligible retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees.

Investment minimums do not apply to clients in wrap-fee programs or other asset-based advisory fee programs, where the sponsor has entered into a written agreement with the Funds to offer Class Y shares through the applicable program.

S - 6

Investment minimums do not apply to investments made by Trustees or officers of the Munder Funds or their immediate family members, employees of Munder Capital Management or their immediate family members, retired officers or employees of Munder Capital Management, or investment advisory clients of Munder Capital Management.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

Investment Minimums (Class I Shares)

Except as provided below, the minimum initial investment for Class I shares is $2 million per Fund for each Class I shares account.

Investment minimums do not apply to accounts held through an intermediary that maintains aggregate assets on behalf of its clients in a Fund equivalent to $10 million or greater and an average account size in the Fund equivalent to $200,000 or greater.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Accounts Below Minimums

For each account that you own, if your investment in Class A, Class B or Class C shares of a Fund does not meet the applicable account minimum, or you cease AIP contributions before reaching the applicable account minimum, you may increase your balance to that level (either by a single investment or through the AIP) or that Fund account may be charged a quarterly servicing fee of $6.

Exemptions from this fee apply to accounts held through brokers, financial intermediaries and other financial institutions that hold shares in street name or omnibus positions or through registered securities clearing agents.

To the extent feasible, we may waive low account balance fees on Class A or Class B shares accounts that do not meet the applicable amount minimum as a result of the par conversion of a Class B shares account to a Class A shares account. In addition, we reserve the right, in our sole discretion, to waive the imposition of this fee.

We further reserve the right, upon 30 days’ advance written notice, to redeem your Class A, Class B or Class C shares account (and forward the redemption proceeds to you) if its value is below the applicable minimum or to redeem your Class Y shares account if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice. Any otherwise applicable contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 30 days of your purchase.

Timing of Orders

Purchase orders must be received by the Funds or an authorized agent of the Funds, such as the Funds’ distributor or transfer agent, authorized dealer or third-party

S - 7

administrator, or other authorized financial intermediary, before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day’s NAV. Purchase orders received after that time will be accepted as of the next business day and will receive the NAV for the next business day.

REDEMPTION INFORMATION

METHODS FOR REDEEMING SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone

If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Funds must receive a redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet

If you did not decline the online redemption privilege on your Account Application and you have established an internet Personal

S - 8

Identification Number (PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

As with redemptions by telephone, the Funds must receive an online redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make internet redemptions from an IRA, ESA or 403(b) account.

Through the Systematic Withdrawal Plan (SWP)

If you have an account value of $5,000 or more in a Fund, you may redeem Class A, Class B or Class C shares on a monthly or quarterly basis. For IRA or 403(b) accounts, you may make redemptions on a monthly, quarterly or annual basis. In either case, the minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds. You may change or cancel a SWP at any time upon notice to the Funds. If you pay a sales charge on the purchase of Class A shares, you should not participate in a SWP. In addition, any applicable CDSC will be charged upon redemption of Class A, Class B or Class C shares.

By Writing a Check

Free checkwriting is available to Class A and Class Y shareholders of the Taxable Income Funds (other than the International Bond Fund), Tax-Free Income Funds and Money Market Funds who complete a Checkwriting Authorization Form and return it to us. Checks that are written in amounts less than $500 may be refused. You may not close a Fund account by writing a check. We may change or terminate this program on 30 days’ advance written notice to you.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent

In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). Please call (800) 438-5789 to determine the requirements for providing other instructions.

If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these methods.

Short-Term Trading Fee

A short-term trading fee may apply to redemptions of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

S - 9

Medallion Signature Guarantee

For your protection, a medallion signature guarantee is required for the following Class A, Class B and Class C redemption requests:

-	redemption proceeds greater than $50,000;
-	redemption proceeds not being made payable to the record owner of the account;
-	redemption proceeds not being mailed to the address of record on the account;
-	redemption proceeds being mailed to address of record that has changed within the last 30 days;
-	redemption proceeds being transferred to another Munder Fund account with a different registration;
-	change in ownership or registration of the account; or
-	changes to banking information without a voided check being supplied.

We reserve the right to require a medallion signature guarantee for other types of redemption requests, including Class K, Class R or Class Y share redemptions.

When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Financial Institutions

Shares held through a financial institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties

During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.

EXCHANGE INFORMATION

METHODS FOR EXCHANGING SHARES

Shareholders may exchange Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

S - 10

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration. All exchange requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

By Telephone

If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

By Internet

If you did not decline the online exchange privilege on your Account Application and you have established an internet Personal Identification Number (PIN), you may exchange shares by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

POLICIES FOR EXCHANGING SHARES

-	You may exchange your Fund shares for shares of the same class of other Munder Funds (if offered) based on their relative NAVs.

-

If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange. When Class A shares of a Munder Fund that were issued without the imposition of a sales charge are exchanged for Class A shares of another Munder Fund, you must pay any applicable sales charge at the time of the exchange unless you otherwise qualify for a waiver of the sales charge.

-

Class A shares of a money market fund that (1) were acquired through the use of the exchange privilege and (2) can be traced back to a purchase of one or more Munder Funds for which a sales charge was paid, may be exchanged for Class A shares of a Fund at NAV.

-	Class A, Class B and Class C shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

-	You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

-	A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

S - 11

-

Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker, financial intermediary or other financial institution or by calling the Munder Funds at (800) 438-5789.

-	Brokers or financial intermediaries may charge you a fee for handling exchanges.

-	We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Short-Term Trading Fee

A short-term trading fee may apply to exchanges of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES

AND REDEMPTIONS

-

We consider purchase, exchange or redemption orders to be in “proper form” when we receive all required information, including properly completed and signed documents. We may reject any requests that are not in proper form.

-	We reserve the right to reject any purchase order, including exchanges from other Munder Funds.

-	At any time, we may change any of our purchase, redemption or exchange practices or privileges, and may suspend the sale of Fund shares.

-	We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

-	To limit the Funds’ expenses, we no longer issue share certificates.

-	We may temporarily stop redeeming shares if:

(i)	the NYSE is closed;

(ii)	trading on the NYSE is restricted;

(iii)	an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

(iv)	the SEC orders the Fund to suspend redemptions.

-

We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor’s account, neither the Funds, Munder Capital Management, the Funds’ distributor nor the Funds’ transfer agent or any of their affiliates, officers or directors will be held responsible for any losses resulting from unauthorized transactions.

-	If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the

S - 12

account. If your account has been set up by a broker, financial intermediary or other financial institution, account activity will be detailed in their statements to you. Brokers, financial intermediaries and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

-	Brokers, financial intermediaries and other financial institutions may charge their customers a processing fee in connection with the purchase or redemption of Fund shares.

-

Normally we send redemption amounts to you on the next business day (but not more than seven days) after we receive your request in proper form, except as described below in the case of shares purchased by check. Same-day processing is available only for the Money Market Funds, provided we receive notice of the trade prior to the applicable cut-off time (see below).

-

If we receive notice of your intent to process a same-day trade and your purchase order for the Cash Investment Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 2:45 p.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 2:45 p.m. (Eastern time), you will receive dividends for that day.

If we receive notice of your intent to process a same-day trade and your purchase order for the Tax-Free Money Market Fund is received in proper form before 11:30 a.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 11:30 a.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 11:30 a.m. (Eastern time), you will receive dividends for that day.

-	We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

SHAREHOLDER PRIVILEGES

Reinstatement Privilege

For 60 days after you sell Class A, Class B or Class C shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge). This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A, B or C shares that were subject to a CDSC when redeemed. The Class A shares purchased under this privilege must be held in an account registered in the same name as the account from which the shares were redeemed and the amount being reinvested must be at least the required minimum investment amount. You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial intermediary must notify the Funds at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

S - 13

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

AND SHORT-TERM TRADING FEE

Policies and Procedures

The Funds are not intended to serve as vehicles for short-term trading. By realizing profits through short-term trading, investors that engage in rapid purchases and sales or exchanges of a Fund’s shares may dilute the value of shares held by long-term investors. Volatility resulting from excessive purchases and sales or exchanges of a Fund’s shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity resulting from market timing. Excessive purchases and sales or exchanges of a Fund’s shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity, which could cause the Fund to incur increased brokerage costs and to realize taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level volatility and investment volatility that is associated with patterns of excessive short-term trading activity. Any increased costs are borne by all Fund shareholders, including long-term investors who do not cause such costs to be incurred. All of these factors may adversely affect Fund performance. Funds investing in securities that are thinly traded, trade infrequently, or are more difficult to value (such as foreign securities, high yield debt securities and small-cap securities) may attract investors seeking to profit from short-term trading strategies that attempt to exploit the special valuation issues applicable to these types of securities to a greater degree than other types of securities. With respect to the Cash Investment Fund, a money market fund that attempts to maintain a stable net asset value, short-term trading does not generally pose the same issue for that Fund as for other Munder Funds.

The Board of Trustees of the Munder Funds has adopted policies and procedures to monitor for, and to discourage and take reasonable steps to prevent or minimize, investors from engaging in frequent purchases and redemptions of shares of the Munder Funds, to the extent deemed reasonable and practicable. The Funds will seek to apply these policies and procedures as uniformly as practicable.

The Munder Funds’ policies and procedures for identifying excessive short-term trading and market timing activities take into account a number of factors, including but not limited to the dollar amount and frequency of Fund trades. For purposes of these monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Pursuant to these policies and procedures, each Fund reserves the right to refuse any purchase or exchange request that, in the view of MCM, could adversely affect any Munder Fund or its operations, including any purchase or exchange request from any individual, group or account that is likely to engage in excessive trading, or any order that may be viewed as market-timing activity. If a Fund refuses a purchase or

S - 14

exchange request from a shareholder and that shareholder deems it necessary to redeem his or her account in the Fund, any CDSC that is applicable to such redemption transaction, as described in the Fund’s prospectus, will be assessed against those redemption proceeds.

The Funds will suspend or terminate any or all exchange privileges or suspend or terminate telephone and/or internet redemption privileges on accounts identified as engaging in excessive short-term trading or market timing activity in order to limit these types of trading practices. The Funds (other than a money market fund) also reserve the right in the future to limit the number of “round trip” exchanges an investor may make into and out of any Fund in order to discourage excessive short-term trading activities.

Although the Funds use a variety of methods to detect and deter excessive trading or market timing, the Funds cannot always know or reasonably detect such trading, particularly if it is facilitated by authorized financial intermediaries or done through omnibus account arrangements. The Funds’ ability to monitor and discourage market timing and excessive trading generally requires the cooperation of financial intermediaries to effectively implement policies and procedures with respect to accounts for which the Funds do not have sufficient identifying information. This cooperation cannot necessarily be assured. To the extent the Funds are able to identify market timing or excessive trading in these accounts, the Funds will use their reasonable and best efforts to uniformly apply their policies and procedures. However, there is no guarantee that this goal will be achieved. Finally, it is important to recognize that “market timing” and “excessive trading” are not clearly defined terms under applicable law. Consequently, trading activities that may not be considered by the management of the Munder Funds to be excessive or market timing could be interpreted differently by others and vice versa.

Short-Term Trading Fee

Consistent with the Funds’ policies and procedures, we may apply a 2% short-term trading fee if you redeem or exchange shares of the Asset Allocation Fund—Balanced, the Equity Funds or the International Bond Fund within 30 days of purchase. The fee will be applied based on net assets at the time of the transaction. Any applicable short-term trading fee is paid directly to the Fund from which you redeem or exchange your shares in order to, among other things, offset the costs of buying and selling securities. The fee, which is intended to discourage short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

The Funds will seek to apply short-term trading fees as uniformly as possible. Where operational limitations restrict the ability of the Funds to impose short-term trading fees or apply certain exemptions from the fees, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of short-term trading fees will vary. To the extent feasible, the following types of transactions will be exempt from short-term trading fees: shares purchased through the automatic reinvestment of dividend and capital gain distributions; shares redeemed to pay account-related fees; shares purchased through an automatic investment program or similar periodic investment plan; transactions associated

S - 15

with the automatic rebalancing of an account; shares purchased as a result of an employer contribution to a qualified retirement plan account; shares redeemed from shareholder accounts liquidated for failure to meet the minimum investment requirement; shares redeemed from a shareholder account for which the identity of the shareholder could not be determined within reasonable time after the account was opened; shares redeemed pursuant to a systematic withdrawal plan or similar periodic withdrawal plan; shares redeemed as part of a loan or hardship withdrawal from a qualified plan; shares redeemed to repay a loan from a qualified retirement account; shares redeemed for payment of involuntary fees; shares redeemed as part of a required distribution from a qualified retirement plan or IRA; shares redeemed upon the death or disability of an owner of record of an account; and any other involuntary redemption and/or exchange transactions, including those required by law or regulation, a regulatory agency, a court order, or as a result of a liquidation of a Fund by the Board of Trustees.

Accounts exempt from the imposition of short-term trading fees are: accounts held through omnibus and plan level retirement accounts for which third-party recordkeepers do not assess redemption fees on such accounts; accounts that hold omnibus share positions for the dealer, and the underlying dealer customer accounts, for which the dealer does not assess redemption fees on such accounts; accounts for which the beneficial owner is an asset allocation fund or funds (or similar pooled investment vehicle) that rebalances no more frequently than quarterly; and wrap fee program accounts for which the program sponsor has entered into a form of fee waiver agreement with the Funds. In addition, we reserve the right to waive the short-term trading fees in certain limited circumstances where the Funds determine the transaction does not pose the risks that the Funds’ policies and procedures are designed to mitigate. Such waivers are subject to the advance written approval of two officers of the Funds and are reported to the Board of Trustees.

S - 16

ADDITIONAL INFORMATION

Information relating to purchases and sales of Class K and Class Y shares of the Munder S&P® Index Funds is provided in the Shareholder Guide, which is incorporated by reference into (and is considered a part of) this prospectus.

More information about the Funds is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Funds. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

The Funds’ Statement of Additional Information provides more detail about the Funds and their investment strategies, risks and restrictions. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (and is considered part of) this prospectus.

SHAREHOLDER INQUIRIES:

By e-mail:	fundcontact@munder.com

By telephone:	1-800-468-6337

By mail:	The Munder Funds Attn: Secretary 480 Pierce Street Birmingham, MI 48009

Distributor: Funds Distributor, Inc.

SEC File Number: 811-21294

TO OBTAIN INFORMATION:

By telephone:	1-800-438-5789

By mail:	The Munder Funds P.O. Box 9701 Providence, RI 02940-9701

By overnight	The Munder Funds
delivery:	101 Sabin Street Pawtucket, RI 02860

By web:	www.munder.com

You may find more information about the Funds online. This website is not considered part of the prospectus.

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov.

Information about the Funds (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the Securities and Exchange Commission’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-0102.

PROS&PINDX1007

Munder Intermediate Bond Fund

PROSPECTUS

October 31, 2007

Save paper and receive this

document electronically.

Sign up for electronic delivery at

www.munderfunds.com/edelivery

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

CLASS A SHARES

(MUMAX)

CLASS B SHARES

(MUMBX)

CLASS C SHARES

(MUMCX)

CLASS K SHARES

(MUMKX)

CLASS Y SHARES

(MUMYX)

Munder Intermediate Bond Fund

Class A, B, C, K & Y SHARES

This prospectus describes the goal and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on the Fund’s investment strategies and risks, please read the section entitled “More About the Fund.” Certain terms used in this prospectus are defined in the Glossary. Unless this prospectus expressly provides otherwise, each goal, strategy and policy of the Fund may be changed by action of the Board of Trustees without shareholder approval.

GOAL AND PRINCIPAL

INVESTMENT STRATEGIES

Goal

The Fund’s goal is to provide a competitive rate of return which, over time, exceeds the rate of inflation and the return provided by money market instruments.

Principal Investment Strategies

The Fund pursues its goals by investing, under normal circumstances, at least 80% of its assets in a broad range of bonds. This investment strategy may not be changed without 60 days’ prior notice to shareholders. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.

Bonds in which the Fund invests may include:

-	U.S. government securities (including securities issued by agencies and instrumentalities of the U.S. government) and repurchase agreements collateralized by such securities;
-	obligations of domestic banks and corporations; and
-	mortgage and other asset-backed securities.

Bonds in which the Fund may invest also include, to a lesser extent:

-	obligations of state, local and foreign governments;
-	obligations of foreign banks and corporations;
-	zero coupon bonds, debentures and convertible debentures; and
-	stripped securities.

The Fund’s strategy focuses on areas where the advisor believes value can be added. These include credit analysis and analysis of such factors as interest rate relationships, the relative attractiveness of bond market sectors and the characteristics of individual issues.

The Fund’s dollar-weighted average maturity will generally range between three and eight years.

The Fund primarily purchases bonds that are rated investment grade or better, or if unrated, are of comparable quality. Investments in lower-rated securities are limited to 5% of the Fund’s assets.

The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.

1

The Fund may engage in short-term trading of portfolio securities.

The Fund may also enter into futures contracts and credit default swaps.

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund’s portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

-	Credit (or Default) Risk

An issuer of a bond may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can also affect the bond’s liquidity and make it more difficult for the Fund to sell.

While U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. Certain agencies and instrumentalities are supported only by the right of the issuer to borrow from the U.S. Treasury, while others are supported only by their own credit. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if not required to do so by law.

-	Interest Rate Risk

An increase in prevailing interest rates will cause bonds held by the Fund to decline in value. When interest rates fall, the reverse is true. Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund’s share price will fluctuate in response to interest rate changes.

-	Prepayment Risk

The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as an asset-backed security or mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund’s income, total return and share price. Rates of prepayment, faster or slower than expected, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain types of mortgage-backed securities, such as collateralized mortgage obligations, may be more volatile and less liquid than other types.

-	Mortgage-Backed Security Risk

The Fund may invest a significant portion of its assets in mortgage-backed securities. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition,

2

in the periods of falling interest rates, the rate of mortgage prepayment tends to increase. During such periods, the reinvestment of prepayment proceeds by the Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages. Because of these and other reasons, a mortgage-backed security’s total return may be difficult to predict precisely. When the Fund purchases mortgage-backed securities at a premium, mortgage prepayments (which may be made at any time without penalty) may result in some loss of the Fund’s principal investment to the extent of the premium paid.

-	Foreign Securities Risk

Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards. Foreign securities that are denominated in a foreign currency also are subject to the risk that their values may fluctuate based upon changes in currency exchange rates.

-	Investment Grade Securities Risk

Many bonds are rated by nationally recognized statistical rating organizations (NRSROs). Securities rated investment grade (such as those rated BBB- or higher by S&P or Fitch or Baa3 or higher by Moody’s) are riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

-	Derivatives Risk

The Fund may suffer a loss from its use of futures contracts or credit default swaps (CDSs), which are forms of derivatives. The primary risk with futures or CDSs is that small price movements can result in substantial gains or losses. Investments in derivatives also entail exposure to the credit risk of the derivative’s counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

-	When-Issued Securities and Delayed Delivery Risk

A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

3

Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the counterparty may fail to deliver the security or cash on the settlement date. In some cases, the Fund may sell a security on a delayed delivery basis that it does not own, which may subject the Fund to additional risks generally associated with short sales. Among other things, the market price of the security may increase after the Fund enters into the delayed delivery transaction, and the Fund will suffer a loss when it purchases the security at a higher price in order to make delivery. In addition, the Fund may not always be able to purchase the security it is obligated to deliver at a particular time or at an acceptable price.

-	Short-Term Trading Risk

Short-term trading may result in increased portfolio turnover. A high portfolio turnover rate (100% or more) could produce trading costs and taxable distributions, which would detract from the Fund’s performance.

PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund’s performance for each of the last 10 calendar years. The table shows how the Fund’s average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index.

The annual returns in the bar chart are for the Fund’s oldest class of shares, Class Y shares. Class A, Class B, Class C and Class K shares, net of applicable sales charges, will have annual returns similar to those of the Class Y shares because all of the classes of shares are invested in the same portfolio of securities and have the same portfolio management. Because each class of shares has different sales charges, distribution fees and/or service fees, and expenses, the performance of each class will differ. Please see the section entitled “Fees and Expenses.”

When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Munder Intermediate Bond Fund CLASS Y

TOTAL RETURN (%)

per calendar year

YTD through 9/30/07:	3.41%

Best Quarter:	3.73%	(quarter ended 6/30/02)
Worst Quarter:	(2.49)%	(quarter ended 6/30/04)

4

AVERAGE ANNUAL RETURNS

for periods ended December 31, 2006

	1 Year %	5 Years %	10 Years %	Since Inception %(1)
CLASS Y
Return Before Taxes	3.82	3.98	5.10	5.37
Return After Taxes on Distributions	2.12	2.31	3.04	3.10
Return After Taxes on Distributions and Sale of Fund Shares	2.45	2.41	3.08	3.17
Lehman Int. Gov’t/Credit Index(2) (reflects no deductions for fees, expenses or taxes)	4.08	4.53	5.81	6.18
CLASS A
Return Before Taxes	(0.64)	2.90	4.42	4.64
Lehman Int. Gov’t/Credit Index(2) (reflects no deductions for fees, expenses or taxes)	4.08	4.53	5.81	6.03
CLASS B
Return Before Taxes	(2.06)	2.63	4.22	4.82
Lehman Int. Gov’t/Credit Index(2) (reflects no deductions for fees, expenses or taxes)	4.08	4.53	5.81	6.32
CLASS C
Return Before Taxes	1.90	2.96	4.07	4.18
Lehman Int. Gov’t/Credit Index(2) (reflects no deductions for fees, expenses or taxes)	4.08	4.53	5.81	5.95
CLASS K
Return Before Taxes	3.67	3.75	4.84	4.94
Lehman Int. Gov’t/Credit Index(2) (reflects no deductions for fees, expenses or taxes)	4.08	4.53	5.81	6.03

(1)	The inception dates for the Class Y, Class A, Class B, Class C and Class K shares are 12/1/91, 11/24/92, 10/25/94, 4/19/96 and 11/20/92, respectively. The index returns from inception for Class Y, Class A, Class B, Class C and Class K shares are from 12/1/91, 12/1/92, 11/1/94, 5/1/96 and 12/1/92, respectively.
(2)	The Lehman Brothers Intermediate Government/Credit Index is a weighted composite of maturities between one and ten years in (i) the Lehman Brothers Government Bond Index, which is made up of publicly issued, fixed-rate, non-convertible debt of the U.S. Treasury, U.S. government agencies or quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government, and (ii) the Lehman Brothers Credit Index, which is made up of publicly issued, fixed-rate, non-convertible, investment-grade, U.S. corporate and specified foreign debentures and secured notes, including U.S. and non-U.S. industrial, utility and finance bonds, and sovereign, supranational, and non-U.S. agency and government debt securities.

Average annual returns reflect the imposition of the maximum front-end or contingent deferred sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class Y shares. The after-tax returns for the Class A, Class B, Class C and Class K shares will vary from those shown for the Class Y shares because, as noted above and set forth below in the section entitled “Fees and Expenses,” each class of shares has different sales charges, distribution fees and/or service fees, and expenses.

Historical information regarding the Fund, including prior names and benchmarks, is included in the Fund’s Statement of Additional information.

5

FEES & EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

SHAREHOLDER FEES paid directly from your investment	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class Y Shares
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)	4%(a)	None	None	None	None
Maximum Contingent Deferred Sales Charge (CDSC) (as a % of the lesser of original purchase price or redemption proceeds)	None(b)	5%(c)	1%(d)	None	None
Maximum Sales Charge (load) imposed on reinvested dividends	None	None	None	None	None
Redemption Fees	None	None	None	None	None
Exchange Fees	None	None	None	None	None

ANNUAL FUND OPERATING EXPENSES paid from Fund assets (as a % of net assets)	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class Y Shares
Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.00%
Non-12b-1 Service Plan Fees	0.00%	0.00%	0.00%	0.25%	0.00%
Other Expenses	0.28%	0.28%	0.28%	0.28%	0.28%
Acquired Fund Fees and Expenses (e)(f)	0.00%	0.00%	0.00%	0.00%	0.00%

Total Annual Fund Operating Expenses including Acquired Fund Fees and Expenses (f)	1.03%	1.78%	1.78%	1.03%	0.78%

(a)	The sales charge declines as the amount invested increases.
(b)	A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. If you redeem within one year of purchase Class A shares that were purchased with no initial sales charge as part of an investment of $1 million or more, a 1% CDSC may apply upon redemption.
(c)	The CDSC applies to redemptions of Class B shares within six years of purchase and declines over time.
(d)	The CDSC applies to redemptions of Class C shares within one year of purchase.
(e)	Acquired Fund Fees and Expenses reflect the pro-rata portion of the fees and expenses charged by any underlying funds in which the Fund may invest, including money market funds and ETFs.
(f)	Acquired Fund Fees and Expenses are less than 0.01% of the average net assets of the Fund.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A Shares	Class B Shares*		Class B Shares**		Class C Shares*	Class C Shares**	Class K Shares**	Class Y Shares
1 Year	$501	$681		$181		$281	$181	$105	$80
3 Years	$715	$860		$560		$560	$560	$328	$249
5 Years	$946	$1,164		$964		$964	$964	$569	$433
10 Years	$1,609	$1,897	***	$1,897	***	$2,095	$2,095	$1,259	$966

*	Assumes you sold your shares at the end of the time period.
**	Assumes you stayed in the Fund.
***	Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) of the Fund on the first business day of the month following the eighth anniversary of the issuance.

6

GLOSSARY

The Glossary explains certain terms used throughout this prospectus.

Fixed Income or Debt Securities, also known as bonds, are securities that pay interest at set times at either fixed, floating or variable rates, or which are issued at a discount to their principal amount instead of making periodic interest payments. Fixed income securities include corporate bonds, debentures and other similar corporate debt instruments, zero coupon bonds and variable amount master demand notes.

Foreign Securities include direct investments in non-U.S. dollar-denominated securities that are traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers that are traded in the U.S. Foreign securities also include yankee bonds, which are U.S. dollar-denominated bonds issued in the U.S. by foreign banks and corporations or their domestic affiliates.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers’ acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. government securities.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS

In determining the rating of an investment, the Fund may rely on credit ratings issued by credit rating agencies registered with the SEC as nationally recognized statistical rating organizations (NRSROs). The following rating agencies are NRSROs:

Moody’s Investor Service, Inc. (Moody’s)

Fitch Ratings, Inc. (Fitch)

Standard & Poor’s Rating Services (S&P)

MORE ABOUT THE FUND

The following sections provide additional information about the Fund’s principal investment strategies and risks and describe certain other applicable investment strategies and risks of the Fund. The Fund may use other techniques and invest in other securities and is subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Fund’s principal investment strategies and principal risks please read the sections entitled “Goal and Principal Investment Strategies” and “Principal Risks” beginning on page 1 of this prospectus.

7

FURTHER INFORMATION

REGARDING THE FUND’S

PRINCIPAL INVESTMENT

STRATEGIES AND RISKS

ASSET-BACKED SECURITIES

Asset-backed securities are debt securities backed by mortgages, installment sales contracts and credit card receivables or other assets. The securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. In effect, these securities “pass through” the monthly payments that individual borrowers make on their mortgage or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). These securities may be issued in multiple classes with each class having its own interest rate and/or final payment date.

-	Investment Strategy

The Fund may invest a portion of its assets in asset-backed securities.

-	Special Risks

In addition to credit and market risk, asset-backed securities may involve prepayment risk if the underlying assets (loans) may be prepaid at any time. The value of asset-backed securities may also change because of actual or perceived changes in the credit worthiness of the originator, the servicing agent, the financial institution providing the credit support, or the counterparty.

Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral.

DERIVATIVES

Derivative instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, interest rate swaps, credit default swaps and forward currency exchange contracts.

-	Investment Strategy

The Fund may, but is not required to, use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another), for managing certain risks (such as yield curve exposure, interest rate risk or credit risk), for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. Hedging may relate to a specific investment, a group of investments, or a Fund’s portfolio as a whole. The Fund will not use derivatives for speculative purposes.

8

There can be no assurance that the Fund will use derivatives to hedge any particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful.

-	Special Risks

The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

FOREIGN SECURITIES

Foreign securities in which the Fund typically invests include yankee bonds, which are U.S. dollar-denominated bonds issued in the U.S. by foreign banks and corporations. Foreign securities in which the Fund may also invest include direct investments in non-U.S. dollar-denominated securities that are traded outside of the U.S. and dollar-denominated securities of foreign issuers that are traded in the U.S.

-	Investment Strategy

The Fund may invest up to 25% of its total assets in foreign securities.

-	Special Risks

Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

9

To the extent the Fund invests in foreign currency-denominated securities, fluctuations in currency exchange rates,

which may be significant over short periods of time, will cause the Fund’s net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that the Fund is invested in foreign currency-denominated securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund’s net currency positions may expose it to risks independent of its securities positions.

INVESTMENT GRADE CREDIT RATINGS

A security is considered investment grade if, at the time of purchase, it is rated:

•	BBB- or higher by S&P;
•	Baa3 or higher by Moody’s; or
•	BBB- or higher by Fitch.

Whether or not a security is investment grade will be determined based on the ratings given by the NRSROs consulted by the Advisor. If more than two agencies have rated the security, the median rating will be used. If only two agencies have rated the security, the lower rating will be used. If a single agency has rated the security, that rating will be used.

-	Investment Strategy

Fixed income and convertible securities purchased by the Fund will generally be rated at least investment grade, except that the Fund may also invest in unrated securities if the advisor believes they are comparable in quality.

-	Special Risks

Although securities rated BBB- by S&P or Fitch, or Baa3 by Moody’s are considered investment grade, they have certain speculative characteristics. Therefore, they may be subject to a higher risk of default than obligations with higher ratings. Subsequent to its purchase by the Fund, an unrated security may be rated, a rated security may cease to be rated or a rated security’s rating may be reduced. The advisor will consider such an event in determining whether the Fund should continue to hold the security.

U.S. GOVERNMENT SECURITIES

U.S. government securities may be backed by the full faith and credit of the U.S. Treasury, by the right to borrow from the U.S. Treasury, or by the agency or instrumentality issuing or guaranteeing the security. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if it is not obligated to do so by law. U.S. government securities include mortgage-backed securities that are issued by agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association.

10

OTHER INVESTMENT

STRATEGIES AND RISKS

BORROWING

-	Investment Strategy

The Fund may borrow from banks in an amount up to 33 1/ 3% of the Fund’s assets, including the amount borrowed. The Fund may also issue a note evidencing a temporary loan (i.e., one that must be repaid within 60 days), as long as it does not exceed 5% of the Fund’s total assets.

-	Special Risks

Borrowings by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund’s net asset value will decline in value by proportionately more than the decline in value of the securities.

EQUITY SECURITIES

The Fund may invest in equity securities or securities with equity characteristics. The value of the equity securities in which the Fund may invest may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

EXCHANGE-TRADED FUNDS (ETFs)

ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear its pro rata portion of the ETF’s expenses.

-	Investment Strategy

The Fund may purchase an ETF to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.

-	Special Risks

The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, the Fund may realize additional income gains or losses.

-	Investment Strategy

The Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 33 1/3% of the value of the Fund’s total assets (including the loan collateral).

-	Special Risks

The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

11

STRIPPED SECURITIES

These securities are issued by the U.S. government (or agency or instrumentality), foreign governments or banks and other financial institutions. They entitle the holder to receive either interest payments or principal payments that have been “stripped” from a debt obligation. These obligations include participations in trusts that hold U.S. Treasury or agency securities.

-	Special Risks

Stripped securities may be sensitive to changes in interest rates and to the rate of principal repayments. A rapid or unexpected increase in mortgage prepayments could severely depress the price of certain stripped mortgage- backed securities and adversely affect the Fund’s total returns.

TEMPORARY AND DEFENSIVE INVESTING

The Fund may invest all or any portion of its assets in short-term obligations, such as U.S. government obligations, high-quality money market instruments, repurchase agreements with maturities of less than 13 months and exchange-traded funds.

-	Investment Strategy

The Fund may invest in short-term obligations, pending investment, in order to meet redemption requests or as a defensive measure in response to adverse market or economic conditions.

-	Special Risks

The Fund may not achieve its investment objective when its assets are invested in short-term obligations.

VARIABLE AND FLOATING RATE INSTRUMENTS

Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These instruments include variable amount master demand notes.

-	Special Risks

As in the case of all fixed income securities, variable and floating rate instruments are subject to credit risk and interest rate risk.

ZERO COUPON BONDS

These are securities issued at a discount from their face value because interest payments are typically postponed until maturity.

-	Special Risks

The market prices of zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Fund’s investments in zero coupon bonds may require the Fund to sell some of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

PUBLICATION OF PORTFOLIO HOLDINGS

The Fund publishes a complete list of its portfolio holdings as of the end of each calendar month not earlier than 30 days after the end of such month on the Munder Funds website (www.munder.com) under the “All Holdings” link on the Fund’s Profile Page. The three most recent previously published month-end portfolio holdings lists can be accessed through the “Historical All Holdings” link on the

12

Fund’s Profile Page. The Fund may also publish other information on the Fund’s Profile Page relating to its portfolio holdings (e.g., top ten holdings, sector information and other portfolio characteristic data) as of the end of the calendar month not earlier than 15 days after the end of such month. A description of the Fund’s policies and procedures with respect to the disclosure of information regarding the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

YOUR INVESTMENT

PURCHASING SHARES

You may purchase Class A shares of the Fund at the net asset value (NAV) next determined after your purchase order is received in proper form, plus any applicable sales charge.

You may purchase Class B, Class C, Class K or Class Y shares of the Fund at the NAV next determined after your purchase order is received in proper form.

Class B, Class K and Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding eligibility requirements.

Broker-dealers or financial intermediaries (other than the Fund’s distributor) may charge you additional fees for shares you purchase through them.

For information regarding policies and procedures associated with purchasing shares of the Fund, including minimum investment requirements, please see the Shareholder Guide.

EXCHANGING SHARES

You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs.

For information regarding policies and procedures associated with exchanging shares, please see the Shareholder Guide.

REDEEMING SHARES

You may redeem shares at the NAV next determined after your redemption request is received in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC).

For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the Shareholder Guide.

SHARE CLASS SELECTION

The Fund offers Class A, Class B, Class C, Class K and Class Y shares through this prospectus. A summary comparison of the various classes appears in the table on the following pages. Please see the Shareholder Guide for more information regarding each class of shares.

13

Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase, the intended length of your investment and your eligibility to purchase those shares. In estimating the costs of investing in a particular class of shares, you should consider both ongoing annual expenses, including applicable Rule 12b-1 distribution and service fees and/or other service fees as described in the section entitled “Distribution and Service Fees,” and any initial sales charge or CDSC.

Class A Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement or education savings plan.

Initial Sales Charge	Up to 4.00% (reduced for purchases of $100,000 or more, and eliminated for purchases of $1 million or more and certain categories of investors).

Contingent Deferred Sales Charge	None (except that a 1.00% charge applies on certain redemptions made within one year of a $1 million investment for which no sales charge was paid).

Distribution and/or Service Fees	Rule 12b-1 fees of 0.25% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	None

Conversion Feature	None
Class B Shares

Purchase Availability	Available to a limited group of investors for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge	Starts at 5.00% and declines to 0% six years after purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	$50,000

Conversion Feature	Automatic conversion to Class A shares on the first business day of the month following the eighth anniversary of issuance, reducing future annual expenses.*

*	Please see the Statement of Additional Information for information regarding the conversion feature for Class B shares purchased prior to June 16, 2003.

14

Class C Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge	1.00% on redemptions made within one year of purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	$1 million

Conversion Feature	None
Class K Shares
Purchase Availability	Available only through selected financial institutions. Not available for direct investment in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Service fees of 0.25% annually.

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	None

Class Y Shares
Purchase Availability	Available only to institutional investors, investors purchasing through financial intermediaries, investors purchasing through retirement plans that meet certain conditions, and investors with specific relationships with Munder Capital Management or the Munder Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	None

Initial Purchase Minimum	$1 million (reduced or eliminated for certain categories of investors).

Purchase Maximum	None

Conversion Feature	None

15

APPLICABLE SALES CHARGES

Access to the following information is available through the Munder Funds website at www.munder.com under the “Sales Charges and Fees” link on the Fund’s Profile Page.

FRONT-END SALES CHARGE - CLASS A SHARES

You can purchase Class A shares at the offering price, which is the NAV plus an initial sales charge. Shares purchased through reinvestment of distributions are not subject to a sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are as follows:

	Sales Charge* as a Percentage of
	Offering Price %		Net Amount Invested %
Less than $100,000	4.00		4.17
$100,000 but less than $250,000	3.00		3.09
$250,000 but less than $500,000	2.00		2.04
$500,000 but less than $1,000,000	1.25		1.27
$1,000,000 or more	None	**	None	**

*	Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.
**	No initial sales charge applies on investments of $1 million or more; however, a CDSC of 1% is imposed on certain redemptions within one year of purchase.

SALES CHARGE WAIVERS AND REDUCTIONS - CLASS A SHARES

General

We will waive the initial sales charge on Class A shares for the following types of purchasers:

1.    Investors that have an investment account with the Fund’s investment advisor;

2.    full-time employees and retired employees of the Fund’s investment advisor or its affiliates, employees of the Fund’s service providers, and immediate family members of the foregoing persons;

3.    registered broker-dealers, financial intermediaries, or their agents that have entered into selling agreements with the Fund’s distributor, if the shares are (a) purchased for their own accounts, (b) purchased for retirement plans of their employees or (c) sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;

4.    qualified employee benefit plans, employer-sponsored retirement plans and other employer-sponsored plans or accounts that meet certain criteria established by the Funds;

5.    individuals who reinvest distributions from a qualified retirement plan managed by the Fund’s investment advisor;

6.    individuals who reinvest the proceeds of redemptions from Class K or Class Y shares of another Munder Fund within 60 days of redemption;

16

7.    banks, trust companies and other financial institutions that trade for the accounts of their clients through the NSCC’s Trust Fund/SERV system;

8.    fee-based financial intermediaries or employee benefit plan consultants acting for the accounts of their clients; and

9.    qualified education savings plans established in accordance with Section 529 of the Internal Revenue Code.

You should inform the Funds or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies. The Funds or your broker or other financial intermediary may request additional information in order to verify your eligibility for the waiver.

For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions

You may qualify for reduced sales charges in the following cases:

Letter of Intent

If, over a 13-month period, you intend to purchase Class A shares of one or more Munder Funds that, in the aggregate, will total over $25,000, we will apply a sales charge to each of your purchases based on the aggregate level of investment. Sales charge reductions for Equity Funds (except the Index 500 Fund) begin when aggregate investments exceed $25,000. For the Index 500 Fund and all other Munder Funds, sales charge reductions begin when aggregate investments exceed $100,000.

To qualify, you must complete the Letter of Intent section of your Account Application or contact your broker or financial intermediary. By doing so, you indicate your non-binding intent to invest a certain amount over a 13-month period. Any sales charge on Class A shares you purchase during the 13 months will then be based on the total amount specified in your Letter of Intent. You can apply the market value of any class of shares of non-money market Munder Funds you own at the time you establish your Letter of Intent toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid on purchasing any such eligible shares). You should inform the Funds that you have a Letter of Intent each time you make an investment.

Although you are not obligated to purchase the amount specified in your Letter of Intent, if you purchase less than the amount specified, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made.

Right of Accumulation

For purposes of calculating the sales charge applicable at the time of a Class A shares purchase, an individual shareholder may combine certain holdings and purchases, as described below. You may add to the amount of your purchase the market value of any class of shares of non-money market Munder Funds (regardless of the amount of any sales charge paid on such shares) already owned by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. When calculating the sales charge, may also combine purchases of any class of shares of non-money market Munder Funds that are made by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary.

17

If you purchase shares directly from the Munder Funds, you should notify us to ensure you receive the proper reduction. If you purchase shares through a broker or other financial intermediary, you should consult with your broker or financial intermediary prior to making a purchase.

Additional Information

In order to obtain a sales charge reduction under a Letter of Intent or Right of Accumulation, you should inform the Funds or your broker or other financial intermediary at the time of purchase of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales charge reduction. You also may need to provide the Funds or your broker or other financial intermediary information such as account statements in order to verify your eligibility for the sales charge reduction. This may include, if applicable, information or records regarding:

-	shares of the Munder Fund(s) held in all accounts you may have with a broker or another financial intermediary; and
-	shares of the Munder Fund(s) held at any financial intermediary in accounts of family members, such as your spouse or minor children.

For further information on sales charge reductions, call (800) 438-5789.

CDSCs

You are subject to a CDSC when you redeem:

-	Class A shares purchased within one year of redemption as part of an investment of $1 million or more if a sales commission was paid at the time of investment;
-	Class B shares within six years of buying them; or
-	Class C shares within one year of buying them.

These time periods include the time you held Class A, Class B or Class C shares of another Munder Fund which you may have exchanged for Class A, Class B, or Class C shares of the Intermediate Bond Fund.

The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC.

The CDSC for Class A shares and Class C shares, if applicable, is 1.00%.

The CDSC schedule for Class B shares is set forth below.

Redemption	CDSC
Within One Year of Purchase	5.00%
Within Two Years of Purchase	4.00%
Within Three Years of Purchase	3.00%
Within Four Years of Purchase	3.00%
Within Five Years of Purchase	2.00%
Within Six Years of Purchase	1.00%
More than Six Years After Purchase	0.00%

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 per share (for a total cost of $10,000). Three and one-half years later, assume the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, i.e., 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged

18

at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate for redemptions made within four years of purchase).

CDSC WAIVERS

We will waive any otherwise applicable CDSC payable upon redemptions of Class B or Class C shares for:

-	redemptions made within one year after the death or permanent disability (as defined by the Social Security Administration) of a named owner in the account registration;
-	minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2; and
-

(Class B shares only) redemptions through a Systematic Withdrawal Plan (SWP) of up to 10% per year of an account’s NAV. For example, if your balance at the time a SWP is established is $12,000, you may establish a $100 monthly or $300 quarterly (or $1,200 annual for IRA or 403(b) accounts) SWP without being subject to a CDSC for the year. For more information about enrolling in a SWP, please see the Shareholder Guide.

Other waivers of the CDSC on Class B or Class C shares may apply. Please see the Fund’s Statement of Additional Information or call (800) 438-5789 for more details.

DISTRIBUTION AND SERVICE FEES

DISTRIBUTION AND SERVICE PLAN FEES

The Fund has a Distribution and Service Plan with respect to its Class A, Class B, Class C and Class K shares. The Plan permits the Fund to pay distribution and other fees for the sale of Class A, Class B and Class C shares and for services provided to shareholders of Class A, Class B, Class C and Class K shares.

Payments made under the Plan by Class A, Class B and Class C shares, but not payments made under the Plan by Class K shares, are made pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Fund may pay up to 0.25% of the average daily net assets of the Fund attributable to Class A, Class B, Class C and Class K shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.75% of the average daily net assets of the Fund attributable to Class B and Class C shares to finance activities relating to the distribution of those shares.

Because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A, Class B, Class C and Class K shares of the Fund, and may cost you more than paying other types of sales charges.

OTHER PAYMENTS TO THIRD PARTIES

In addition to paying fees under the Fund’s Distribution and Service Plan, the Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor, for sub-administration,

19

sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Fund’s advisor or distributor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund, including affiliates of the advisor. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service and other fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Fund’s advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

In addition, while the Fund’s distributor typically pays to intermediaries most of the front-end sales charge applicable to sales of Fund shares by such intermediaries, the Fund’s distributor may on occasion pay the entire front-end sales charge to such intermediaries. For more information regarding these arrangements, please read “Additional Compensation Paid to Intermediaries” in the Statement of Additional Information.

From time to time, the Fund’s advisor or distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

VALUING FUND SHARES

The Fund’s NAV is calculated each day on which the New York Stock Exchange (NYSE) is open. The NAV per share is the value of a single Fund share. The Fund calculates NAV separately for each class. NAV is calculated by:

(1)	taking the total value of the Fund’s assets allocated to a particular class of shares,
(2)	subtracting the liabilities and expenses charged to that class, and
(3)	dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the Fund will accelerate its NAV calculation and transaction deadlines to that time.

20

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Because foreign markets may be open at different times and on different days than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell their shares. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. (Eastern Time).

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation should a significant event occur subsequent to the close of the foreign securities exchanges. The Fund may also fair value its foreign securities when a particular foreign market is closed but the Fund is open. This policy is intended to assure the Fund’s NAV appropriately reflects securities’ values at the time of pricing.

Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, and/or country specific information. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

In accordance with procedures established by the Board of Trustees to fair value the Fund’s securities, the advisor has established a pricing committee to serve as its formal oversight body for the valuation of the Fund’s securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees of the Fund at the next regularly scheduled quarterly meeting of the Board.

21

DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund’s net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund declares and pays dividend distributions, if any, monthly.

The Fund distributes its net realized capital gains, if any, at least annually. It is possible that the Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital, generally a non-taxable distribution to the extent of (and in reduction of) a shareholder’s basis in the Fund. You should treat any such distribution in excess of your basis in your shares as gain from a sale or exchange of the shares.

The Fund will generally pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application or notify the Fund by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS

Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. Because all or nearly all of the Fund’s income is from interest, distributions will not be eligible for the 15% rate on dividends. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

22

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES OR EXCHANGES

If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you may, subject to certain restrictions, recognize a taxable loss on the sale of shares of the Fund.

OTHER CONSIDERATIONS

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

Founded in 1985, Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009, is the investment advisor of the Fund. As of June 30, 2007, MCM had approximately $29.6 billion in assets under management, made up of $12.3 billion in actively managed equity securities, $5.6 billion in fixed income securities and $11.7 billion in cash management assets.

MCM provides overall investment management for the Fund, and research and credit analysis concerning the Fund’s portfolio securities and is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended June 30, 2007, the Fund paid an advisory fee at an annual rate of 0.50% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund is available in the Fund’s Annual Report dated June 30, 2007.

23

PORTFOLIO MANAGEMENT TEAM

The Fund is co-managed by Michael R. Vandenbossche and Peter G. Root. Mr. Vandenbossche is primarily responsible for the day-to-day management of the Fund’s assets.

Michael R. Vandenbossche, CFA, Senior Portfolio Manager, has been co-manager of the Fund since 2002. He also manages the fixed income portion of the Munder Asset Allocation Fund—Balanced. Since joining MCM in 1998, Mr. Vandenbossche has managed fixed income portfolios and specialized in trading corporate securities.

Peter G. Root, Managing Director, Chief Investment Officer, Fixed Income has been co-manager of the Fund since 1999. Mr. Root oversees MCM’s fixed income area, directing fixed income strategy, managing institutional portfolios, and trading securities. He also co-manages the Munder Bond Fund and is lead manager of Munder International Bond Fund. Mr. Root joined MCM in 1991 as a fixed income portfolio manager, and has been actively managing portfolios and working with clients since that time.

Additional information about the compensation of members of the portfolio management team, other accounts managed by these individuals, and their ownership of securities in the Fund is available in the Fund’s Statement of Additional Information.

24

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report along with the Fund’s financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. Our website, www.munder.com, contains the Fund’s most recent annual and semi-annual reports. You may also obtain the annual and semi-annual reports and Statement of Additional Information without charge by calling (800) 438-5789.

INTERMEDIATE BOND FUND(a) (CLASS A)	Year Ended 6/30/07(b) Class A	Year Ended 6/30/06(b) Class A	Year Ended 6/30/05(b) Class A	Year Ended 6/30/04(b) Class A	Year Ended 6/30/03(b) Class A
Net asset value, beginning of period	$9.01	$9.44	$9.42	$9.88	$9.50

Income/(loss) from investment operations:
Net investment income	0.37	0.34	0.32	0.32	0.39
Net realized and unrealized gain/(loss) on investments	0.10	(0.38)	0.08	(0.40)	0.41

Total from investment operations	0.47	(0.04)	0.40	(0.08)	0.80

Less distributions:
Dividends from net investment income	(0.42)	(0.39)	(0.38)	(0.38)	(0.42)

Total distributions	(0.42)	(0.39)	(0.38)	(0.38)	(0.42)

Net asset value, end of period	$9.06	$9.01	$9.44	$9.42	$9.88

Total return (c)	5.15%	(0.43)%	4.33%	(0.79)%	8.66%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$8,015	$8,791	$9,093	$8,588	$10,222
Ratio of operating expenses to average net assets	1.03%	1.02%	1.00%	1.00%	0.98%
Ratio of net investment income to average net assets	4.07%	3.67%	3.33%	3.36%	3.98%
Portfolio turnover rate	53%	52%	63%	86%	87%
Ratio of operating expenses to average net assets without expense waivers	1.03%	1.02%	1.00%	1.00%	0.98%

(a)	The Munder Intermediate Bond Fund Class A Shares commenced operations on November 24, 1992.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

25

INTERMEDIATE BOND FUND(a) (CLASS B)	Year Ended 6/30/07(b) Class B	Year Ended 6/30/06(b) Class B	Year Ended 6/30/05(b) Class B	Year Ended 6/30/04(b) Class B	Year Ended 6/30/03(b) Class B
Net asset value, beginning of period	$8.99	$9.42	$9.40	$9.85	$9.47

Income/(loss) from investment operations:
Net investment income	0.30	0.26	0.24	0.25	0.31
Net realized and unrealized gain/(loss) on investments	0.09	(0.37)	0.09	(0.39)	0.42

Total from investment operations	0.39	(0.11)	0.33	(0.14)	0.73

Less distributions:
Dividends from net investment income	(0.35)	(0.32)	(0.31)	(0.31)	(0.35)

Total distributions	(0.35)	(0.32)	(0.31)	(0.31)	(0.35)

Net asset value, end of period	$9.03	$8.99	$9.42	$9.40	$9.85

Total return (c)	4.38%	(1.17)%	3.56%	(1.43)%	7.87%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$896	$1,314	$3,935	$7,812	$15,266
Ratio of operating expenses to average net assets	1.78%	1.77%	1.75%	1.75%	1.73%
Ratio of net investment income to average net assets	3.30%	2.85%	2.57%	2.61%	3.23%
Portfolio turnover rate	53%	52%	63%	86%	87%
Ratio of operating expenses to average net assets without expense waivers	1.78%	1.77%	1.75%	1.75%	1.73%

(a)	The Munder Intermediate Bond Fund Class B Shares commenced operations on October 25, 1994.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

26

INTERMEDIATE BOND FUND(a) (CLASS C)	Year Ended 6/30/07(b) Class C	Year Ended 6/30/06(b) Class C	Year Ended 6/30/05(b) Class C	Year Ended 6/30/04(b) Class C	Year Ended 6/30/03(b) Class C
Net asset value, beginning of period	$9.03	$9.46	$9.44	$9.89	$9.51

Income/(loss) from investment operations:
Net investment income	0.30	0.27	0.24	0.25	0.31
Net realized and unrealized gain/(loss) on investments	0.09	(0.38)	0.09	(0.39)	0.42

Total from investment operations	0.39	(0.11)	0.33	(0.14)	0.73

Less distributions:
Dividends from net investment income	(0.35)	(0.32)	(0.31)	(0.31)	(0.35)

Total distributions	(0.35)	(0.32)	(0.31)	(0.31)	(0.35)

Net asset value, end of period	$9.07	$9.03	$9.46	$9.44	$9.89

Total return (c)	4.36%	(1.16)%	3.54%	(1.42)%	7.83%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$909	$873	$1,252	$1,531	$1,937
Ratio of operating expenses to average net assets	1.78%	1.76%	1.75%	1.75%	1.73%
Ratio of net investment income to average net assets	3.32%	2.89%	2.58%	2.61%	3.23%
Portfolio turnover rate	53%	52%	63%	86%	87%
Ratio of operating expenses to average net assets without expense waivers	1.78%	1.76%	1.75%	1.75%	1.73%

(a)	The Munder Intermediate Bond Fund Class C Shares commenced operations on April 19, 1996.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

27

INTERMEDIATE BOND FUND(a) (CLASS K)	Year Ended 6/30/07(b) Class K	Year Ended 6/30/06(b) Class K	Year Ended 6/30/05(b) Class K	Year Ended 6/30/04(b) Class K	Year Ended 6/30/03(b) Class K
Net asset value, beginning of period	$9.00	$9.43	$9.41	$9.86	$9.48

Income/(loss) from investment operations:
Net investment income	0.37	0.34	0.32	0.32	0.38
Net realized and unrealized gain/(loss) on investments	0.09	(0.38)	0.08	(0.39)	0.42

Total from investment operations	0.46	(0.04)	0.40	(0.07)	0.80

Less distributions:
Dividends from net investment income	(0.42)	(0.39)	(0.38)	(0.38)	(0.42)

Total distributions	(0.42)	(0.39)	(0.38)	(0.38)	(0.42)

Net asset value, end of period	$9.04	$9.00	$9.43	$9.41	$9.86

Total return (c)	5.16%	(0.42)%	4.34%	(0.69)%	8.67%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$177,589	$222,491	$270,367	$294,966	$238,012
Ratio of operating expenses to average net assets	1.03%	1.02%	1.00%	1.00%	0.98%
Ratio of net investment income to average net assets	4.06%	3.66%	3.33%	3.36%	3.98%
Portfolio turnover rate	53%	52%	63%	86%	87%
Ratio of operating expenses to average net assets without expense waivers	1.03%	1.02%	1.00%	1.00%	0.98%

(a)	The Munder Intermediate Bond Fund Class K Shares commenced operations on November 20, 1992.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Total return represents aggregate total return for the period indicated.

28

INTERMEDIATE BOND FUND(a) (CLASS Y)	Year Ended 6/30/07(b) Class Y	Year Ended 6/30/06(b) Class Y	Year Ended 6/30/05(b) Class Y	Year Ended 6/30/04(b) Class Y	Year Ended 6/30/03(b) Class Y
Net asset value, beginning of period	$9.00	$9.43	$9.41	$9.87	$9.49

Income/(loss) from investment operations:
Net investment income	0.40	0.36	0.34	0.35	0.41
Net realized and unrealized gain/(loss) on investments	0.08	(0.38)	0.09	(0.40)	0.42

Total from investment operations	0.48	(0.02)	0.43	(0.05)	0.83

Less distributions:
Dividends from net investment income	(0.44)	(0.41)	(0.41)	(0.41)	(0.45)

Total distributions	(0.44)	(0.41)	(0.41)	(0.41)	(0.45)

Net asset value, end of period	$9.04	$9.00	$9.43	$9.41	$9.87

Total return (c)	5.41%	(0.18)%	4.60%	(0.54)%	8.93%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$93,969	$91,377	$89,788	$93,612	$81,411
Ratio of operating expenses to average net assets	0.78%	0.77%	0.75%	0.75%	0.73%
Ratio of net investment income to average net assets	4.32%	3.92%	3.58%	3.61%	4.23%
Portfolio turnover rate	53%	52%	63%	86%	87%
Ratio of operating expenses to average net assets without expense waivers	0.78%	0.77%	0.75%	0.75%	0.73%

(a)	The Munder Intermediate Bond Class Y Shares commenced operations on December 1, 1991.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Total return represents aggregate total return for the period indicated.

29

SHAREHOLDER GUIDE

Dated October 31, 2007

The Shareholder Guide provides information regarding the purchase, redemption and exchange of shares of the Munder Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Munder Funds Class A, B, C, I, K, R & Y shares Prospectuses dated October 31, 2007. Not all Funds offer all classes of shares.

HOW TO REACH THE FUNDS

CONTACT SHAREHOLDER SERVICES

For account inquiries or information, literature, forms, etc.:

By telephone:

1-800-438-5789

By mail:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

By overnight delivery:	The Munder Funds

101 Sabin Street Pawtucket, RI 02860

For other inquiries or complaints:

By telephone:

1-800-468-6337

By mail:

The Munder Funds

Attn: Secretary

480 Pierce St. Birmingham, MI 48009

By e-mail:	fundcontact@munder.com

PURCHASE INFORMATION

WHO MAY PURCHASE SHARES

Class A & Class C Shares

All investors are eligible to purchase Class A or Class C shares.

Class B Shares

Class B Shares of the Munder Funds are available for purchase only as follows:

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B shares of a Munder Fund in additional Class B shares of that Fund;

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase Class B shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a

S - 1

trust for which the existing registered owner is the trustee or beneficiary;
-

401(k) retirement plans (and other similar group retirement plans) that offered Class B shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B shares of that Munder Fund and may purchase additional Class B shares of that Fund in existing participant accounts;

-

401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B shares of a Munder Fund as an investment option, may open participant accounts in Class B shares of that Fund; and

-

Any client or customer of a broker, financial intermediary or other financial institution that (i) received a sales presentation within the six months prior to February 28, 2007 that included Class B shares of one or more Munder Funds as an investment option and (ii) was identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B shares of a Munder Fund may purchase Class B shares.

If all Class B shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in this Shareholder Guide, then the shareholder’s account will be closed. Such former holders of Class B shares will not be able to buy additional Class B shares or reopen a Class B shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in this Shareholder Guide.

The Munder Funds reserve the right to revise the scope of the limited offering described above or to change these policies at any time.

Class K Shares

Customers (and their immediate family members) of banks and other institutions that have entered into agreements with the Funds to provide shareholder services for Class K shareholders may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. Financial institutions (or their nominees) acting on behalf of their customers, will normally be the holders of record of Fund shares and will reflect their customers’ beneficial ownership of shares in the account statements provided by them to their customers.

The Funds may refuse any purchase orders from ineligible investors who select Class K shares.

Class R Shares

Investors may purchase Class R shares only through participation in certain programs where program-level or omnibus accounts are held on the books of the Funds, including without limitation:

-	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit

S - 2

sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans; and
-	Managed account programs sponsored by a broker-dealer, registered investment adviser or bank trust department.

The Funds may refuse any purchase orders from ineligible investors who select Class R shares.

Class Y Shares

Only the following investors may purchase Class Y shares:

-

institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; and investment companies);

-	investment advisors, broker-dealers and other financial intermediaries acting for their own accounts or for the accounts of their clients;
-	Trustees and officers of the Munder Funds and their immediate family members;
-	employees and retired employees of the Funds’ investment advisor;
-	Munder Capital Management’s investment advisory clients; and
-	immediate family members of employees of the Funds’ investment advisor.

The Funds may refuse any purchase orders from ineligible investors who select Class Y shares.

Class I Shares

Individual investors and institutional investors may purchase Class I shares.

METHODS FOR PURCHASING SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Intermediary and/or Financial Institution

Any broker, financial intermediary or other financial institution authorized by the Munder Funds or the Funds’ distributor can sell you shares of the Funds. Please note that brokers, financial intermediaries or other financial institutions may charge you fees in connection with purchases of shares. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail

For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

You must also specify the Fund and class of shares you wish to purchase on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase may be refused or you may be invested in Class A shares, if offered.

S - 3

For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for the amount of your investment to the address listed above. We reserve the right to refuse investments of less than $50 and any form of payment, including without limitation cash, temporary checks, credit cards or third-party checks.

By Wire

For new accounts, you must complete, sign and mail an Account Application to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below. To obtain an Account Application, your account number or more information, call (800) 438-5789.

Wire Instructions

Bank ABA/Routing #: 031000053

Bank Account Number: 8606905396

Bank Account Name: The Munder Funds

RFB: (Fund Name and Class)

OBI: (Your Name and Acct #)

You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer (EFT)

For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Account Application with the Banking Information section completed and you must not decline your EFT purchase privilege. Once your account has been established, you can make investments by EFT.

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or visit www.munder.com to establish an Internet login and password for online transactions.

Please note that EFT transactions usually require two days to complete.

Through the Automatic Investment Plan (AIP)

Under an AIP, you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP without notice if your bank account has insufficient funds at the time of a scheduled deduction or for any other reason on 30 days’ written notice to you.

POLICIES FOR PURCHASING SHARES

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial

S - 4

institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

-	Name;

-	Date of birth (for individuals);

-	Residential or business street address (although post office boxes are still permitted for mailing); and

-	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, we may restrict your ability to purchase additional shares of a Fund until your identity is verified. We may also close your account or take other appropriate action if we are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed (less any applicable CDSC). In addition, you will not be entitled to recoup from the Funds any sales charges paid in connection with your purchase of Fund shares. Any otherwise applicable short-term trading fee will not, however, be assessed on accounts that are closed for this reason.

Investment Minimums

(Class A, B & C Shares)

With respect to any Class A, B or C shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class A, Class B and Class C shares is $2,500 per Fund for all accounts, with the following exceptions. The minimum initial investment for all types of Individual Retirement Accounts (IRAs), Education Savings Accounts (ESAs), 403(b), Uniform Gifts to Minors Act (UGMA) and Uniform Transfer to Minors Act (UTMA) accounts is $500. Subsequent investments of less than $50 per Fund for all account types may be refused. If you use the Automatic Investment Plan (AIP), the minimum initial and subsequent investment per Fund is $50.

Investment minimums do not apply to purchases made through eligible retirement plans (or similar group accounts) or eligible wrap-fee programs (or similar programs). For this purpose, “eligible

S - 5

retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees. “Eligible wrap-fee and similar programs” are those which have been approved by an officer of the Fund.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

If you wish to invest more than $50,000, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A or Class C shares. If you wish to invest more than $1 million, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A shares.

Investment Minimums

(Class K & R Shares)

There is no minimum initial or subsequent investment for Class K or Class R shares.

Investment Minimums (Class Y Shares)

With respect to any Class Y shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class Y shares is $1 million per Fund for each Class Y shares account.

A reduced initial investment minimum of $2,500 applies to investments made by clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds.

Investment minimums do not apply to purchases made through eligible retirement plans or similar group accounts. For this purpose, “eligible retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees.

Investment minimums do not apply to clients in wrap-fee programs or other asset-based advisory fee programs, where the sponsor has entered into a written agreement with the Funds to offer Class Y shares through the applicable program.

S - 6

Investment minimums do not apply to investments made by Trustees or officers of the Munder Funds or their immediate family members, employees of Munder Capital Management or their immediate family members, retired officers or employees of Munder Capital Management, or investment advisory clients of Munder Capital Management.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

Investment Minimums (Class I Shares)

Except as provided below, the minimum initial investment for Class I shares is $2 million per Fund for each Class I shares account.

Investment minimums do not apply to accounts held through an intermediary that maintains aggregate assets on behalf of its clients in a Fund equivalent to $10 million or greater and an average account size in the Fund equivalent to $200,000 or greater.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Accounts Below Minimums

For each account that you own, if your investment in Class A, Class B or Class C shares of a Fund does not meet the applicable account minimum, or you cease AIP contributions before reaching the applicable account minimum, you may increase your balance to that level (either by a single investment or through the AIP) or that Fund account may be charged a quarterly servicing fee of $6.

Exemptions from this fee apply to accounts held through brokers, financial intermediaries and other financial institutions that hold shares in street name or omnibus positions or through registered securities clearing agents.

To the extent feasible, we may waive low account balance fees on Class A or Class B shares accounts that do not meet the applicable amount minimum as a result of the par conversion of a Class B shares account to a Class A shares account. In addition, we reserve the right, in our sole discretion, to waive the imposition of this fee.

We further reserve the right, upon 30 days’ advance written notice, to redeem your Class A, Class B or Class C shares account (and forward the redemption proceeds to you) if its value is below the applicable minimum or to redeem your Class Y shares account if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice. Any otherwise applicable contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 30 days of your purchase.

Timing of Orders

Purchase orders must be received by the Funds or an authorized agent of the Funds, such as the Funds’ distributor or transfer agent, authorized dealer or third-party

S - 7

administrator, or other authorized financial intermediary, before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day’s NAV. Purchase orders received after that time will be accepted as of the next business day and will receive the NAV for the next business day.

REDEMPTION INFORMATION

METHODS FOR REDEEMING SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone

If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Funds must receive a redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet

If you did not decline the online redemption privilege on your Account Application and you have established an internet Personal

S - 8

Identification Number (PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

As with redemptions by telephone, the Funds must receive an online redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make internet redemptions from an IRA, ESA or 403(b) account.

Through the Systematic Withdrawal Plan (SWP)

If you have an account value of $5,000 or more in a Fund, you may redeem Class A, Class B or Class C shares on a monthly or quarterly basis. For IRA or 403(b) accounts, you may make redemptions on a monthly, quarterly or annual basis. In either case, the minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds. You may change or cancel a SWP at any time upon notice to the Funds. If you pay a sales charge on the purchase of Class A shares, you should not participate in a SWP. In addition, any applicable CDSC will be charged upon redemption of Class A, Class B or Class C shares.

By Writing a Check

Free checkwriting is available to Class A and Class Y shareholders of the Taxable Income Funds (other than the International Bond Fund), Tax-Free Income Funds and Money Market Funds who complete a Checkwriting Authorization Form and return it to us. Checks that are written in amounts less than $500 may be refused. You may not close a Fund account by writing a check. We may change or terminate this program on 30 days’ advance written notice to you.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent

In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). Please call (800) 438-5789 to determine the requirements for providing other instructions.

If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these methods.

Short-Term Trading Fee

A short-term trading fee may apply to redemptions of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

S - 9

Medallion Signature Guarantee

For your protection, a medallion signature guarantee is required for the following Class A, Class B and Class C redemption requests:

-	redemption proceeds greater than $50,000;
-	redemption proceeds not being made payable to the record owner of the account;
-	redemption proceeds not being mailed to the address of record on the account;
-	redemption proceeds being mailed to address of record that has changed within the last 30 days;
-	redemption proceeds being transferred to another Munder Fund account with a different registration;
-	change in ownership or registration of the account; or
-	changes to banking information without a voided check being supplied.

We reserve the right to require a medallion signature guarantee for other types of redemption requests, including Class K, Class R or Class Y share redemptions.

When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Financial Institutions

Shares held through a financial institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties

During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.

EXCHANGE INFORMATION

METHODS FOR EXCHANGING SHARES

Shareholders may exchange Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

S - 10

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration. All exchange requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

By Telephone

If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

By Internet

If you did not decline the online exchange privilege on your Account Application and you have established an internet Personal Identification Number (PIN), you may exchange shares by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

POLICIES FOR EXCHANGING SHARES

-	You may exchange your Fund shares for shares of the same class of other Munder Funds (if offered) based on their relative NAVs.

-

If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange. When Class A shares of a Munder Fund that were issued without the imposition of a sales charge are exchanged for Class A shares of another Munder Fund, you must pay any applicable sales charge at the time of the exchange unless you otherwise qualify for a waiver of the sales charge.

-

Class A shares of a money market fund that (1) were acquired through the use of the exchange privilege and (2) can be traced back to a purchase of one or more Munder Funds for which a sales charge was paid, may be exchanged for Class A shares of a Fund at NAV.

-	Class A, Class B and Class C shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

-	You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

-	A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

S - 11

-

Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker, financial intermediary or other financial institution or by calling the Munder Funds at (800) 438-5789.

-	Brokers or financial intermediaries may charge you a fee for handling exchanges.

-	We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Short-Term Trading Fee

A short-term trading fee may apply to exchanges of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES

AND REDEMPTIONS

-

We consider purchase, exchange or redemption orders to be in “proper form” when we receive all required information, including properly completed and signed documents. We may reject any requests that are not in proper form.

-	We reserve the right to reject any purchase order, including exchanges from other Munder Funds.

-	At any time, we may change any of our purchase, redemption or exchange practices or privileges, and may suspend the sale of Fund shares.

-	We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

-	To limit the Funds’ expenses, we no longer issue share certificates.

-	We may temporarily stop redeeming shares if:

(i)	the NYSE is closed;

(ii)	trading on the NYSE is restricted;

(iii)	an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

(iv)	the SEC orders the Fund to suspend redemptions.

-

We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor’s account, neither the Funds, Munder Capital Management, the Funds’ distributor nor the Funds’ transfer agent or any of their affiliates, officers or directors will be held responsible for any losses resulting from unauthorized transactions.

-	If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the

S - 12

account. If your account has been set up by a broker, financial intermediary or other financial institution, account activity will be detailed in their statements to you. Brokers, financial intermediaries and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

-	Brokers, financial intermediaries and other financial institutions may charge their customers a processing fee in connection with the purchase or redemption of Fund shares.

-

Normally we send redemption amounts to you on the next business day (but not more than seven days) after we receive your request in proper form, except as described below in the case of shares purchased by check. Same-day processing is available only for the Money Market Funds, provided we receive notice of the trade prior to the applicable cut-off time (see below).

-

If we receive notice of your intent to process a same-day trade and your purchase order for the Cash Investment Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 2:45 p.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 2:45 p.m. (Eastern time), you will receive dividends for that day.

If we receive notice of your intent to process a same-day trade and your purchase order for the Tax-Free Money Market Fund is received in proper form before 11:30 a.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 11:30 a.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 11:30 a.m. (Eastern time), you will receive dividends for that day.

-	We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

SHAREHOLDER PRIVILEGES

Reinstatement Privilege

For 60 days after you sell Class A, Class B or Class C shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge). This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A, B or C shares that were subject to a CDSC when redeemed. The Class A shares purchased under this privilege must be held in an account registered in the same name as the account from which the shares were redeemed and the amount being reinvested must be at least the required minimum investment amount. You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial intermediary must notify the Funds at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

S - 13

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

AND SHORT-TERM TRADING FEE

Policies and Procedures

The Funds are not intended to serve as vehicles for short-term trading. By realizing profits through short-term trading, investors that engage in rapid purchases and sales or exchanges of a Fund’s shares may dilute the value of shares held by long-term investors. Volatility resulting from excessive purchases and sales or exchanges of a Fund’s shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity resulting from market timing. Excessive purchases and sales or exchanges of a Fund’s shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity, which could cause the Fund to incur increased brokerage costs and to realize taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level volatility and investment volatility that is associated with patterns of excessive short-term trading activity. Any increased costs are borne by all Fund shareholders, including long-term investors who do not cause such costs to be incurred. All of these factors may adversely affect Fund performance. Funds investing in securities that are thinly traded, trade infrequently, or are more difficult to value (such as foreign securities, high yield debt securities and small-cap securities) may attract investors seeking to profit from short-term trading strategies that attempt to exploit the special valuation issues applicable to these types of securities to a greater degree than other types of securities. With respect to the Cash Investment Fund, a money market fund that attempts to maintain a stable net asset value, short-term trading does not generally pose the same issue for that Fund as for other Munder Funds.

The Board of Trustees of the Munder Funds has adopted policies and procedures to monitor for, and to discourage and take reasonable steps to prevent or minimize, investors from engaging in frequent purchases and redemptions of shares of the Munder Funds, to the extent deemed reasonable and practicable. The Funds will seek to apply these policies and procedures as uniformly as practicable.

The Munder Funds’ policies and procedures for identifying excessive short-term trading and market timing activities take into account a number of factors, including but not limited to the dollar amount and frequency of Fund trades. For purposes of these monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Pursuant to these policies and procedures, each Fund reserves the right to refuse any purchase or exchange request that, in the view of MCM, could adversely affect any Munder Fund or its operations, including any purchase or exchange request from any individual, group or account that is likely to engage in excessive trading, or any order that may be viewed as market-timing activity. If a Fund refuses a purchase or

S - 14

exchange request from a shareholder and that shareholder deems it necessary to redeem his or her account in the Fund, any CDSC that is applicable to such redemption transaction, as described in the Fund’s prospectus, will be assessed against those redemption proceeds.

The Funds will suspend or terminate any or all exchange privileges or suspend or terminate telephone and/or internet redemption privileges on accounts identified as engaging in excessive short-term trading or market timing activity in order to limit these types of trading practices. The Funds (other than a money market fund) also reserve the right in the future to limit the number of “round trip” exchanges an investor may make into and out of any Fund in order to discourage excessive short-term trading activities.

Although the Funds use a variety of methods to detect and deter excessive trading or market timing, the Funds cannot always know or reasonably detect such trading, particularly if it is facilitated by authorized financial intermediaries or done through omnibus account arrangements. The Funds’ ability to monitor and discourage market timing and excessive trading generally requires the cooperation of financial intermediaries to effectively implement policies and procedures with respect to accounts for which the Funds do not have sufficient identifying information. This cooperation cannot necessarily be assured. To the extent the Funds are able to identify market timing or excessive trading in these accounts, the Funds will use their reasonable and best efforts to uniformly apply their policies and procedures. However, there is no guarantee that this goal will be achieved. Finally, it is important to recognize that “market timing” and “excessive trading” are not clearly defined terms under applicable law. Consequently, trading activities that may not be considered by the management of the Munder Funds to be excessive or market timing could be interpreted differently by others and vice versa.

Short-Term Trading Fee

Consistent with the Funds’ policies and procedures, we may apply a 2% short-term trading fee if you redeem or exchange shares of the Asset Allocation Fund—Balanced, the Equity Funds or the International Bond Fund within 30 days of purchase. The fee will be applied based on net assets at the time of the transaction. Any applicable short-term trading fee is paid directly to the Fund from which you redeem or exchange your shares in order to, among other things, offset the costs of buying and selling securities. The fee, which is intended to discourage short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

The Funds will seek to apply short-term trading fees as uniformly as possible. Where operational limitations restrict the ability of the Funds to impose short-term trading fees or apply certain exemptions from the fees, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of short-term trading fees will vary. To the extent feasible, the following types of transactions will be exempt from short-term trading fees: shares purchased through the automatic reinvestment of dividend and capital gain distributions; shares redeemed to pay account-related fees; shares purchased through an automatic investment program or similar periodic investment plan; transactions associated

S - 15

with the automatic rebalancing of an account; shares purchased as a result of an employer contribution to a qualified retirement plan account; shares redeemed from shareholder accounts liquidated for failure to meet the minimum investment requirement; shares redeemed from a shareholder account for which the identity of the shareholder could not be determined within reasonable time after the account was opened; shares redeemed pursuant to a systematic withdrawal plan or similar periodic withdrawal plan; shares redeemed as part of a loan or hardship withdrawal from a qualified plan; shares redeemed to repay a loan from a qualified retirement account; shares redeemed for payment of involuntary fees; shares redeemed as part of a required distribution from a qualified retirement plan or IRA; shares redeemed upon the death or disability of an owner of record of an account; and any other involuntary redemption and/or exchange transactions, including those required by law or regulation, a regulatory agency, a court order, or as a result of a liquidation of a Fund by the Board of Trustees.

Accounts exempt from the imposition of short-term trading fees are: accounts held through omnibus and plan level retirement accounts for which third-party recordkeepers do not assess redemption fees on such accounts; accounts that hold omnibus share positions for the dealer, and the underlying dealer customer accounts, for which the dealer does not assess redemption fees on such accounts; accounts for which the beneficial owner is an asset allocation fund or funds (or similar pooled investment vehicle) that rebalances no more frequently than quarterly; and wrap fee program accounts for which the program sponsor has entered into a form of fee waiver agreement with the Funds. In addition, we reserve the right to waive the short-term trading fees in certain limited circumstances where the Funds determine the transaction does not pose the risks that the Funds’ policies and procedures are designed to mitigate. Such waivers are subject to the advance written approval of two officers of the Funds and are reported to the Board of Trustees.

S - 16

ADDITIONAL INFORMATION

Information relating to purchases and sales of shares of the Fund is provided in the Shareholder Guide, which is incorporated by reference into (and is considered a part of) this prospectus.

More information about the Fund is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

The Fund’s Statement of Additional Information provides more detail about the Fund and its investment strategies, risks and restrictions. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (and is considered part of) this prospectus.

SHAREHOLDER INQUIRIES:

By e-mail:	fundcontact@munder.com

By telephone:	1-800-468-6337

By mail:	The Munder Funds

Attn: Secretary

480 Pierce Street

Birmingham, MI 48009

Distributor: Funds Distributor, Inc.

SEC File Number: 811-21294

TO OBTAIN INFORMATION:

By telephone:	1-800-438-5789

By mail:	The Munder Funds P.O. Box 9701 Providence, RI 02940-9701

By overnight delivery:	The Munder Funds 101 Sabin Street Pawtucket, RI 02860

By web:	www.munder.com

You may find more information about the Fund online. This website is not considered part of the prospectus.

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-0102.

PROIMDBD1007

Munder Internet Fund

PROSPECTUS

October 31, 2007

Save paper and receive this

document electronically.

Sign up for electronic delivery at

www.munderfunds.com/edelivery

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

CLASS A SHARES

(MNNAX)

CLASS B SHARES

(MNNBX)

CLASS C SHARES

(MNNCX)

CLASS K SHARES

(MNNKX)

CLASS R SHARES

(MNNRX)

CLASS Y SHARES

(MNNYX)

Munder Internet Fund

CLASS A, B, C, K, R & Y SHARES

This prospectus describes the goal and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on the Fund’s investment strategies and risks, please read the section entitled “More About the Fund.” Certain terms used in this prospectus are defined in the Glossary. Unless this prospectus expressly provides otherwise, each goal, strategy and policy of the Fund may be changed by action of the Board of Trustees without shareholder approval.

GOAL AND PRINCIPAL

INVESTMENT STRATEGIES

Goal

The Fund’s goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing primarily in companies positioned to benefit from the growth of the Internet. These types of companies fall into three basic categories:

-	Pure plays—companies whose core business models are focused primarily on the Internet;
-	Builders—companies that provide the innovative hardware, services and software components that enable the advancement or facilitate the usage of the Internet; and
-	Beneficiaries—companies across a broad range of industries and sectors that utilize the Internet to enhance their business models.

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities (i.e., common stocks, preferred stocks, convertible securities and rights and warrants) of the types of companies positioned to benefit from the growth of the Internet. This investment strategy may not be changed without 60 days’ prior notice to shareholders. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.

The Fund may invest up to 25% of its total assets in foreign securities. Foreign securities include direct investments in non-U.S. dollar-denominated securities that are traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers that are traded in the U.S. Foreign securities also include indirect investments such as ADRs, ADSs, EDRs and GDRs. The Fund’s investments in foreign securities may include investments in emerging market countries.

There is no limit on the market capitalization of the companies in which the Fund may invest, or on the length of operating history for the companies. The Fund may invest without limit in initial public offerings (IPOs). It is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund’s performance.

The Fund may purchase and sell options on securities for hedging purposes and may use exchange-traded funds (ETFs) to manage cash.

1

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund’s portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

-	Stock Market Risk

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

-	Stock Selection Risk

In addition to, or in spite of, the impact of movements in the overall stock market, the value of the Fund’s investments may decline if the particular companies in which the Fund invests do not perform well in the market.

-	Growth Investing Risk

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of growth stocks also may fall or fail to appreciate as anticipated by the advisor, regardless of movements in the securities markets.

-	Concentration Risk

The Fund will invest significantly in companies engaged in Internet-related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

-	Smaller Company Stock Risk

The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small companies’ stocks typically are traded in lower volume, and their issuers are subject to greater fluctuations in their earnings and prospects.

-	Technology Risk

The Fund will invest in companies that rely significantly on technological events or advances in their product development, production or operations. Market or economic factors impacting these companies could have a major effect on the value of the Fund’s investments. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

-	Foreign Securities Risk

The Fund’s investments in foreign securities, including depositary receipts,

2

involve risks not associated with investing in U.S. securities and can affect the Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. Direct investments in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt. The specific risks of investing in foreign securities, among others, include:

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. To the extent the Fund invests in foreign currency-denominated securities, fluctuations in currency exchange rates, which may be significant over short periods of time, will cause the Fund’s net asset value to fluctuate as well. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investment in securities denominated in a foreign currency or may widen existing losses. To the extent that the Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Emerging Markets Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, should the Fund invest in emerging market countries, it may be required to establish special custody or other arrangements before investing. In addition, because the securities settlement procedures are less developed in these countries, the Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. The possible establishment of exchange controls or freezes on the convertibility of currency might adversely affect an investment on foreign securities.

Geographic Risk: The economies and financial markets of certain regions, such as Latin America or Asia, can be highly interdependent and decline all at the same time.

3

Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund’s foreign investments. The possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities.

Regulatory Risk: Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulations as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

-	IPO Risk

Investments in IPOs may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their IPOs fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

-	ETF Risk

ETFs are investment companies that are bought and sold on a securities exchange. When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses. The risk of owning an ETF generally reflects the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

4

[THIS PAGE WAS INTENTIONALLY LEFT BLANK]

5

PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund’s performance for each of the last 10 calendar years. The table shows how the Fund’s average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index and other selected indices.

The annual returns in the bar chart are for the Fund’s oldest class of shares, Class A shares, and do not reflect sales charges (loads). If such sales charges were reflected, returns would be less than those shown. Class B, Class C, Class K, Class R and Class Y shares, net of applicable sales charges, will have annual returns similar to those of the Class A shares because all of the classes of shares are invested in the same portfolio of securities and have the same portfolio management. Because each class of shares has different sales charges, distribution fees and/or service fees, and expenses, the performance of each class will differ. Please see the section entitled “Fees and Expenses.”

When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Munder Internet Fund CLASS A

TOTAL RETURN (%)

per calendar year

YTD through 9/30/07:	16.97%

Best Quarter:	79.67%	(quarter ended 12/31/99)
Worst Quarter:	(47.59)%	(quarter ended 9/30/01)

AVERAGE ANNUAL RETURNS

for periods ended December 31, 2006

	1 Year %	5 Years %	10 Years %	Since Inception %(1)
CLASS A
Return Before Taxes	(5.12)	1.74	6.27	8.73
Return After Taxes on Distributions	(5.12)	1.74	5.60	8.00
Return After Taxes on Distributions and Sale of Fund Shares	(3.33)	1.48	5.07	7.27
S&P 500® Index(2) (reflects no deductions for fees, expenses or taxes)	15.79	6.19	8.42	9.56
Inter@ctive Week Internet Index(2) (reflects no deductions for fees, expenses or taxes)	14.06	6.63	9.48	10.17
Morgan Stanley Internet Index(2) (reflects no deductions for fees, expenses or taxes)	9.48	3.44	7.48	8.22

6

	1 Year %	5 Years %	10 Years %	Since Inception %(1)
CLASS B
Return Before Taxes	(5.34)	1.76	—	1.79
S&P 500® Index(2) (reflects no deductions for fees, expenses or taxes)	15.79	6.19	—	4.74
Inter@ctive Week Internet Index(2) (reflects no deductions for fees, expenses or taxes)	14.06	6.63	—	7.78
Morgan Stanley Internet Index(2) (reflects no deductions for fees, expenses or taxes)	9.48	3.44	—	5.49
CLASS C
Return Before Taxes	(1.35)	2.13	—	0.55
S&P 500® Index(2) (reflects no deductions for fees, expenses or taxes)	15.79	6.19	—	4.82
Inter@ctive Week Internet Index(2) (reflects no deductions for fees, expenses or taxes)	14.06	6.63	—	5.18
Morgan Stanley Internet Index(2) (reflects no deductions for fees, expenses or taxes)	9.48	3.44	—	2.83
CLASS K
Return Before Taxes	0.34	—	—	11.54
S&P 500® Index(2) (reflects no deductions for fees, expenses or taxes)	15.79	—	—	8.02
Inter@ctive Week Internet Index(2) (reflects no deductions for fees, expenses or taxes)	14.06	—	—	16.15
Morgan Stanley Internet Index(2) (reflects no deductions for fees, expenses or taxes)	9.48	—	—	11.80
CLASS R
Return Before Taxes	0.15	—	—	11.65
S&P 500® Index(2) (reflects no deductions for fees, expenses or taxes)	15.79	—	—	13.11
Inter@ctive Week Internet Index(2) (reflects no deductions for fees, expenses or taxes)	14.06	—	—	14.75
Morgan Stanley Internet Index(2) (reflects no deductions for fees, expenses or taxes)	9.48	—	—	14.10
CLASS Y
Return Before Taxes	0.62	3.14	—	2.83
S&P 500® Index(2) (reflects no deductions for fees, expenses or taxes)	15.79	6.19	—	4.74
Inter@ctive Week Internet Index(2) (reflects no deductions for fees, expenses or taxes)	14.06	6.63	—	7.78
Morgan Stanley Internet Index(2) (reflects no deductions for fees, expenses or taxes)	9.48	3.44	—	5.49

(1)	The inception dates for the Class A, Class B, Class C, Class K, Class R and Class Y shares are 8/19/96, 6/1/98, 11/3/98, 4/30/02, 7/29/04 and 6/1/98, respectively. The index returns from inception for Class A, Class B, Class C, Class K, Class R and Class Y shares are from 9/1/96, 6/1/98, 11/1/98, 5/1/02, 8/1/04 and 6/1/98, respectively.
(2)

The Standard & Poor’s 500® Composite Stock Price Index (S&P 500® Index) is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The Inter@ctive Week Internet Index is a modified market capitalization-weighted index designed to measure a cross section of companies involved in providing Internet infrastructure and access, developing and marketing Internet content and software, and conducting business over the Internet. The Morgan Stanley Internet Index is an equal dollar-weighted index made up of leading companies drawn from nine Internet sub-sectors that are driving the growth of Internet usage. This index was created on 1/1/99. Performance for earlier periods is that of the Inter@ctive Week Internet Index.

Average annual returns reflect the imposition of the maximum front-end or contingent deferred sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. The after-tax returns of the Class B, Class C, Class K, Class R and Class Y shares will vary from these shown for the Class A shares because, as noted above and set forth below in the section entitled “Fees and Expenses,” each class of shares has different sales charges, distribution fees and/or fees, and expenses.

Historical information regarding the Fund, including prior names and benchmarks, is included in the Fund’s Statement of Additional Information.

7

FEES & EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

SHAREHOLDER FEES directly paid from your investment	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class R Shares		Class Y Shares
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)	5.5%(a)	None	None	None	None		None
Maximum Contingent Deferred Sales Charge (CDSC) (as a % of the lesser of original purchase price or redemption proceeds)	None(b)	5%(c)	1%(d)	None	None		None
Maximum Sales Charge (load) imposed on reinvested dividends	None	None	None	None	None		None
Redemption Fees	2%(e)	2%(e)	2%(e)	2%(e)	2%(e)		2%(e)
Exchange Fees	None	None	None	None	None		None

ANNUAL FUND OPERATING EXPENSES paid from Fund assets (as a % of net assets)	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class R Shares		Class Y Shares
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%		1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.50%	(f)	0.00%
Non-12b-1 Service Plan Fees	0.00%	0.00%	0.00%	0.25%	0.00%		0.00%
Other Expenses	1.08%	1.08%	1.08%	1.06%	1.05%		1.07%
Acquired Fund Fees and Expenses (g)	0.02%	0.02%	0.02%	0.02%	0.02%		0.02%

Total Annual Fund Operating Expenses including Acquired Fund Fees and Expenses (h)	2.35%	3.10%	3.10%	2.33%	2.57%		2.09%

(a)	The sales charge declines as the amount invested increases.
(b)	A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. If you redeem within one year of purchase Class A shares that were purchased with no initial sales charge as part of an investment of $1 million or more, a 1% CDSC may apply upon redemption.
(c)	The CDSC applies to redemptions of Class B shares within six years of purchase and declines over time.
(d)	The CDSC applies to redemptions of Class C shares within one year of purchase.
(e)	A short-term trading fee of 2% may be assessed on redemptions within 30 days of purchase. The short-term trading fee will not be assessed on accounts that are redeemed within the 30-day period because they do not meet the applicable account minimum or because the Fund is unable to verify an accountholder’s identity within a reasonable time after the account is opened.
(f)	The Fund has adopted a Distribution and Service Plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class R shares that allows the Fund to use up to 1.00% of the average daily net assets attributable to Class R shares of the Fund to pay distribution and other fees in connection with the sale of its Class R shares. However, under the Fund’s Distribution Agreement, such fees are limited to payments at an annual rate equal to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.
(g)	Acquired Fund Fees and Expenses reflect the pro-rata portion of fees and expenses charged by any underlying funds in which the Fund may invest, including money market funds and ETFs.
(h)	Excluding Acquired Fund Fees and Expenses, Total Annual Operating Expenses of the Fund’s Class A, Class B, Class C, Class K, Class R and Class Y shares are 2.33%, 3.08%, 3.08%, 2.31%, 2.55%, and 2.07%, respectively.

8

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A Shares	Class B Shares*		Class B Shares**		Class C Shares*	Class C Shares**	Class K Shares	Class R Shares	Class Y Shares
1 Year	$775	$813		$313		$413	$313	$236	$260	$212
3 Years	$1,243	$1,257		$957		$957	$957	$727	$799	$655
5 Years	$1,736	$1,825		$1,625		$1,615	$1,625	$1,245	$1,365	$1,124
10 Years	$3,088	$3,237	***	$3,237	***	$3,411	$3,411	$2,666	$2,905	$2,421

*	Assumes you sold your shares at the end of the time period.
**	Assumes you stayed in the Fund.
***	Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) of the Fund on the first business day of the month following the eighth anniversary of the issuance.

9

GLOSSARY

The Glossary explains certain terms used throughout this prospectus.

Convertible securities are bonds or preferred stocks that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer the Fund a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

Depositary Receipts are U.S. dollar-denominated receipts representing shares of foreign-based corporations and Depositary Shares are shares issued under a deposit agreement representing shares of foreign-based corporations. American Depositary Receipts (ADRs) and American Depositary Shares (ADSs) are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out of the underlying foreign assets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are issued by European financial institutions. New York Registered Shares (NYRs), also known as Guilder Shares since most of the issuing companies are Dutch, are U.S. dollar-denominated certificates issued by foreign companies specifically for the U.S. market.

Equity Securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or may be unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Foreign Securities include direct investments in non-U.S. dollar-denominated securities that are traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers that are traded in the U.S. Foreign securities also include indirect investments such as ADRs, ADSs, EDRs and GDRs.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers’ acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. government securities.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include U.S.Treasury bills, U.S.Treasury notes, U.S.Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

10

MORE ABOUT THE FUND

The following section describes certain other applicable investment strategies and risks of the Fund. The Fund may use other techniques and invest in other securities and is subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Fund’s principal investment strategies and principal risks please read the sections entitled “Goal and Principal Investment Strategies” and “Principal Risks” beginning on page 1 of this prospectus.

OTHER INVESTMENT

STRATEGIES AND RISKS

BORROWING

-	Investment Strategy

The Fund may borrow from banks in an amount up to 33 1/ 3% of the Fund’s assets, including the amount borrowed. The Fund may also issue a note evidencing a temporary loan (i.e., one that must be repaid within 60 days), as long as it does not exceed 5% of the Fund’s total assets.

-	Special Risks

Borrowings by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund’s net asset value will decline in value by proportionately more than the decline in value of the securities.

DERIVATIVES

Derivative instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, and forward currency exchange contracts.

-	Investment Strategy

The Fund may, but is not required to, use derivative instruments for hedging (attempting to reduce risk by offsetting one investment position with another), for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. Hedging may relate to a specific investment, a group of investments, or a Fund’s portfolio as a whole. The Fund will not use derivatives for speculative purposes.

There can be no assurance that the Fund will use derivatives to hedge any particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful.

-	Special Risks

The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices

11

of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

SHORT-TERM TRADING

The historical portfolio turnover rates for the Fund are shown in the Financial Highlights.

-	Investment Strategy

The Fund may engage in short-term trading of portfolio securities which may increase the Fund’s turnover rates.

-	Special Risks

A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which would detract from the Fund’s performance.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, the Fund may realize additional income gains or losses.

-	Investment Strategy

The Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 33 1/3% of the value of the Fund’s total assets (including the loan collateral).

-	Special Risks

The main risk when lending Fund securities is that, if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

TEMPORARY AND DEFENSIVE INVESTING

The Fund may invest all or any portion of its assets in short-term obligations, such as U.S. government obligations, high-quality money market instruments, repurchase agreements with maturities of 13 months or less and exchange-traded funds.

-	Investment Strategy

The Fund may invest in short-term obligations, pending investment, in order to meet redemption requests or as a defensive measure in response to adverse market or economic conditions.

-	Special Risks

The Fund may not achieve its investment objective when its assets are invested in short-term obligations.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS

A purchase of “when-issued” securities refers to a transaction made conditionally

12

because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

-	Special Risks

Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the counterparty may fail to deliver the security or cash on the settlement date.

PUBLICATION OF

PORTFOLIO HOLDINGS

The Fund publishes a complete list of its portfolio holdings as of the end of each calendar month not earlier than 30 days after the end of such month on the Munder Funds website (www.munder.com) under the “All Holdings” link on the Fund’s Profile Page. The three most recent previously published month-end portfolio holdings lists can be accessed through the “Historical All Holdings” link on the Fund’s Profile Page. The Fund may also publish other information on the Fund’s Profile Page relating to its portfolio holdings (e.g., top ten holdings, sector information and other portfolio characteristic data) as of the end of the calendar month not earlier than 15 days after the end of such month. A description of the Fund’s policies and procedures with respect to the disclosure of information regarding the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

YOUR INVESTMENT

PURCHASING SHARES

You may purchase Class A shares of the Fund at the net asset value (NAV) next determined after your purchase order is received in proper form, plus any applicable sales charge.

You may purchase Class B, Class C, Class K, Class R or Class Y shares of the Fund at the NAV next determined after your purchase order is received in proper form.

Class B, Class K, Class R and Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding eligibility requirements.

Broker-dealers or financial intermediaries (other than the Fund’s distributor) may charge you additional fees for shares you purchase through them.

For information regarding policies and procedures associated with purchasing shares of the Fund, including minimum investment requirements, please see the Shareholder Guide.

13

EXCHANGING SHARES

You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs.

For information regarding policies and procedures associated with exchanging shares, please see the Shareholder Guide.

REDEEMING SHARES

You may redeem shares at the NAV next determined after your redemption request is received in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC) and/or short-term trading fee.

For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the Shareholder Guide.

SHARE CLASS SELECTION

The Fund offers Class A, Class B, Class C, Class K, Class R and Class Y shares through this prospectus. A summary comparison of the various classes appears in the table below. Please see the Shareholder Guide for more information regarding each class of shares.

Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase, the intended length of your investment and your eligibility to purchase those shares. In estimating the costs of investing in a particular class of shares, you should consider both ongoing annual expenses, including applicable Rule 12b-1 distribution and service fees and/or other service fees as described in the section entitled “Distribution and Service Fees,” and any initial sales charge or CDSC.

Class A Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement or education savings plan.

Initial Sales Charge	Up to 5.50% (reduced for purchases of $25,000 or more, and eliminated for purchases of $1 million or more and certain categories of investors).

Contingent Deferred Sales Charge	None (except that a 1.00% charge applies on certain redemptions made within one year of a $1 million investment for which no sales charge was paid).

Distribution and/or Service Fees	Rule 12b-1 fees of 0.25% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	None

Conversion Feature	None

14

Class B Shares
Purchase Availability	Available to a limited group of investors for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge	Starts at 5.00% and declines to 0% six years after purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	$50,000

Conversion Feature	Automatic conversion to Class A shares on the first business day of the month following the eighth anniversary of issuance, reducing future annual expenses.*

Class C Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge	1.00% on redemptions made within one year of purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	$1 million

Conversion Feature	None

*	Please see the Statement of Additional Information for information regarding the conversion feature for Class B shares purchased prior to June 16, 2003.

15

Class K Shares
Purchase Availability	Available only through selected financial institutions. Not available for direct investment in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Service fees of 0.25% annually.

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	None

Class R Shares
Purchase Availability	May only be purchased through employer-sponsored retirement plans or other similar programs through which group-level investments are made in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Rule 12b-1 fees of 0.50% annually.

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	None

Class Y Shares
Purchase Availability	Available only to institutional investors, investors purchasing through financial intermediaries, investors purchasing through retirement plans that meet certain conditions, and investors with specific relationships with Munder Capital Management or the Munder Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	None

Initial Purchase Minimum	$1 million (reduced or eliminated for certain categories of investors).

Purchase Maximum	None

Conversion Feature	None

16

APPLICABLE SALES CHARGES

Access to the following information is available through the Munder Funds website at www.munder.com under the “Sales Charges and Fees” link on the Fund’s Profile Page.

FRONT-END SALES CHARGE - CLASS A SHARES

You can purchase Class A shares at the offering price, which is the NAV plus an initial sales charge. Shares purchased through reinvestment of distributions are not subject to a sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are as follows:

	Sales Charge* as a Percentage of
	Offering Price %		Net Amount Invested %
Less than $25,000	5.50		5.82
$25,000 but less than $50,000	5.25		5.54
$50,000 but less than $100,000	4.50		4.71
$100,000 but less than $250,000	3.50		3.63
$250,000 but less than $500,000	2.50		2.56
$500,000 but less than $1,000,000	1.50		1.52
$1,000,000 or more	None	**	None	**

*	Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.
**	No initial sales charge applies on investments of $1 million or more; however, a CDSC of 1% is imposed on certain redemptions within one year of purchase.

SALES CHARGE WAIVERS AND

REDUCTIONS - CLASS A

SHARES

General

We will waive the initial sales charge on Class A shares for the following types of purchasers:

1.    investors that have an investment account with the Fund’s investment advisor;

2.    full-time employees and retired employees of the Fund’s investment advisor or its affiliates, employees of the Fund’s service providers, and immediate family members of the foregoing persons;

3.    registered broker-dealers, financial intermediaries, or their agents, that have entered into selling agreements with the Fund’s distributor, if the shares are (a) purchased for their own accounts, (b) purchased for retirement plans of their employees or (c) sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;

4.    qualified employee benefit plans, employer-sponsored retirement plans and other employer-sponsored plans or accounts that meet certain criteria established by the Funds;

5.    individuals who reinvest distributions from a qualified retirement plan managed by the Fund’s investment advisor;

17

6.    individuals who reinvest the proceeds of redemptions from Class K or Class Y shares of another Munder Fund within 60 days of redemption;

7.    banks, trust companies and other financial institutions that trade for the accounts of their clients through the NSCC’s Trust Fund/SERV system;

8.    fee-based financial intermediaries or employee benefit plan consultants acting for the accounts of their clients; and

9.    qualified education savings plans established in accordance with Section 529 of the Internal Revenue Code.

We will also waive the initial sales charge on Class A shares of the Munder Internet Fund purchased for accounts opened in connection with the reorganization of the Amerindo Technology Fund with and into the Munder Internet Fund, and we will waive the initial sales charge on subsequent purchases of Class A shares by individuals who were shareholders of the Internet Fund prior to June 1, 1998.

You should inform the Funds or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies. The Funds or your broker or other financial intermediary may request additional information in order to verify your eligibility for the waiver.

For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions

You may qualify for reduced sales charges in the following cases:

Letter of Intent

If, over a 13-month period, you intend to purchase Class A shares of one or more Munder Funds that, in the aggregate, will total over $25,000, we will apply a sales charge to each of your purchases based on the aggregate level of investment. Sales charge reductions for Equity Funds (except the Index 500 Fund) begin when aggregate investments exceed $25,000. For the Index 500 Fund and all other Munder Funds, sales charge reductions begin when aggregate investments exceed $100,000.

To qualify, you must complete the Letter of Intent section of your Account Application or contact your broker or financial intermediary. By doing so, you indicate your non-binding intent to invest a certain amount over a 13-month period. Any sales charge on Class A shares you purchase during the 13 months will then be based on the total amount specified in your Letter of Intent. You can apply the market value of any class of shares of non-money market Munder Funds you own at the time you establish your Letter of Intent toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid on purchasing any such eligible shares). You should inform the Funds that you have a Letter of Intent each time you make an investment.

Although you are not obligated to purchase the amount specified in your Letter of Intent, if you purchase less than the amount specified, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made.

Right of Accumulation

For purposes of calculating the sales charge applicable at the time of a Class A shares purchase, an individual shareholder may combine certain holdings and purchases, as described below. You may add to the amount of your purchase the

18

market value of any class of shares of non-money market Munder Funds (regardless of the amount of any sales charge paid on such shares) already owned by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. When calculating the sales charge, you may also combine purchases of any class of shares of non-money market Munder Funds that are made by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary.

If you purchase shares directly from the Munder Funds, you should notify us to ensure you receive the proper reduction. If you purchase shares through a broker or other financial intermediary, you should consult with your broker or financial intermediary prior to making a purchase.

Additional Information

In order to obtain a sales charge reduction under a Letter of Intent or Right of Accumulation, you should inform the Funds or your broker or other financial intermediary at the time of purchase of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales charge reduction. You also may need to provide the Funds or your broker or other financial intermediary information such as account statements in order to verify your eligibility for the sales charge reduction. This may include, if applicable, information or records regarding:

-	shares of the Munder Fund(s) held in all accounts you may have with a broker or another financial intermediary; and
-	shares of the Munder Fund(s) held at any financial intermediary in accounts of family members, such as your spouse or minor children.

For further information on sales charge reductions, call (800) 438-5789.

CDSCs

You are subject to a CDSC when you redeem:

-	Class A shares purchased within one year of redemption as part of an investment of $1 million or more if a sales commission was paid at the time of investment;
-	Class B shares within six years of buying them; or
-	Class C shares within one year of buying them.

These time periods include the time you held Class A, Class B or Class C shares of another Munder Fund which you may have exchanged for Class A, Class B or Class C shares of the Internet Fund.

The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC.

The CDSC for Class A shares and Class C shares, if applicable, is 1.00%.

The CDSC schedule for Class B shares is set forth below.

Redemption	CDSC
Within One Year of Purchase	5.00%
Within Two Years of Purchase	4.00%
Within Three Years of Purchase	3.00%
Within Four Years of Purchase	3.00%
Within Five Years of Purchase	2.00%
Within Six Years of Purchase	1.00%
More than Six Years After Purchase	0.00%

19

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 per share (for a total cost of $10,000). Three and one-half years later, assume the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, i.e., 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate for redemptions made within four years of purchase).

CDSC WAIVERS

We will waive any otherwise applicable CDSC payable upon redemptions of Class B or Class C shares for:

-	redemptions made within one year after the death or permanent disability (as defined by the Social Security Administration) of a named owner in the account registration;
-	minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2; and
-

(Class B shares only) redemptions through a Systematic Withdrawal Plan (SWP) SWP of up to 10% per year of an account’s NAV. For example, if your balance at the time a SWP is established is $12,000, you may establish a $100 monthly or $300 quarterly (or $1,200 annual for IRA or 403(b) accounts) SWP without being subject to a CDSC for the year. For more information about enrolling in a SWP, please see the Shareholder Guide.

Other waivers of the CDSC on Class B or Class C shares may apply. Please see the Fund’s Statement of Additional Information or call (800) 438-5789 for more details.

DISTRIBUTION AND SERVICE FEES

DISTRIBUTION AND SERVICE PLAN FEES

The Fund has a Distribution and Service Plan with respect to its Class A, Class B, Class C, Class K and Class R shares. The Plan permits the Fund to pay distribution and other fees for the sale of Class A, Class B, Class C and Class R shares and for services provided to shareholders of Class A, Class B, Class C, Class K and Class R shares.

Payments made under the Plan by Class A, Class B, Class C and Class R shares, but not payments made under the Plan by Class K shares, are made pursuant to Rule 12b-1 under the Investment Company Act

20

of 1940. Under the Plan, the Fund may pay up to 0.25% of the average daily net assets of the Fund attributable to Class A, Class B, Class C, Class K and Class R shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.75% of the average daily net assets of the Fund attributable Class B, Class C and Class R shares to finance activities relating to the distribution of those shares. However, under the Fund’s Distribution Agreement, the distribution and service fees payable with respect to the Class R shares are limited to payments at an annual rate equal to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.

Because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A, Class B, Class C, Class K and Class R shares of the Fund, and may cost you more than paying other types of sales charges.

OTHER PAYMENTS TO THIRD PARTIES

In addition to paying fees under the Fund’s Distribution and Service Plan, the Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor, for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Fund’s advisor or distributor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund, including affiliates of the advisor. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service and other fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Fund’s advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

In addition, while the Fund’s distributor typically pays to intermediaries most of the front-end sales charge applicable to sales of Fund shares by such intermediaries, the Fund’s distributor may on occasion pay the entire front-end sales charge to such intermediaries. For more information regarding these arrangements, please read “Additional Compensation Paid to Intermediaries” in the Statement of Additional Information.

From time to time, the Fund’s advisor or distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

21

VALUING FUND SHARES

The Fund’s NAV is calculated each day on which the New York Stock Exchange (NYSE) is open. The NAV per share is the value of a single Fund share. The Fund calculates NAV separately for each class. NAV is calculated by:

(1)	taking the total value of the Fund’s assets allocated to a particular class of shares,
(2)	subtracting the liabilities and expenses charged to that class, and
(3)	dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the Fund will accelerate its NAV calculation and transaction deadlines to that time.

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Because foreign markets may be open at different times and on different days than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell their shares. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. (Eastern Time).

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation should a significant event occur subsequent to the close of the foreign securities exchanges. The Fund may also fair value its foreign

22

securities when a particular foreign market is closed but the Fund is open. This policy is intended to assure the Fund’s NAV appropriately reflects securities’ values at the time of pricing.

Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country specific information. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

In accordance with procedures established by the Board of Trustees to fair value the Fund’s securities, the advisor has established a pricing committee to serve as its formal oversight body for the valuation of the Fund’s securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees of the Fund at the next regularly scheduled quarterly meeting of the Board.

DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund’s net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund declares and pays dividend distributions, if any, at least annually.

The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital, generally a non-taxable distribution to the extent of (and in reduction of) a shareholder’s basis in the Fund. You should treat any such distribution in excess of your basis in your shares as gain from a sale or exchange of the shares.

The Fund will generally pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application or notify the Fund by calling (800) 438-5789.

23

FEDERAL TAX CONSIDERATIONS

Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Current law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on certain corporate stock. A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. The lower tax rates on long-term capital gains and qualifying dividends are currently scheduled to expire after 2010.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES OR EXCHANGES

If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether

24

a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you may, subject to certain restrictions, recognize a taxable loss on the sale of shares of the Fund.

OTHER CONSIDERATIONS

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

Founded in 1985, Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009, is the investment advisor of the Fund. As of June 30, 2007, MCM had approximately $29.6 billion in assets under management, made up of $12.3 billion in actively managed equity securities, $5.6 billion in fixed income securities and $11.7 billion in cash management assets.

MCM provides overall investment management for the Fund, and research and credit analysis concerning the Funds’s portfolio securities and is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended June 30, 2007, the Fund paid an advisory fee at an annual rate of 1.00% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund is available in the Fund’s Annual Report dated June 30, 2007.

PORTFOLIO MANAGEMENT TEAM

A team of professionals employed by MCM makes investment decisions for the Fund. The team consists of Kenneth A. Smith, Jonathan R. Woodley and Mark A. Lebovitz. Each of the portfolio managers has primary investment responsibility for designated sub-sectors in which the Fund invests and makes recommendations as to investments in those sub-sectors. Mr. Smith, however, has final investment authority over the Fund.

Kenneth A. Smith, CFA, Director, Technology Investing and Senior Portfolio Manager, has been a member of the Fund’s portfolio management team since 1999. Mr. Smith leads MCM’s technology team and became Director of Technology Investing in 2004. He is also a member of the portfolio management team for the Munder Technology Fund.

Jonathan R. Woodley, Portfolio Manager/Analyst, has been a member of the Fund’s portfolio management team since 2005. Mr. Woodley is also a member of the portfolio management team for the Munder Technology Fund, and he provides idea generation and research support in the

25

technology sector for other equity disciplines at MCM. From 2003 to 2005, Mr. Woodley was a portfolio manager for MCM’s small-cap growth investment discipline. Mr. Woodley joined MCM in 2000 as an analyst for MCM’s mid-cap core and small-cap growth investment disciplines.

Mark A. Lebovitz, CFA, Portfolio Manager/Analyst, has been a member of the Fund’s portfolio management team since 2005, and has provided idea generation and research support in the technology sector for the Fund and MCM’s other equity investment disciplines since joining MCM in 1999. Mr. Lebovitz is also a member of the portfolio management team for the Munder Technology Fund.

Additional information about the compensation of members of the portfolio management team, other accounts managed by these individuals, and their ownership of securities in the Fund is available in the Fund’s Statement of Additional Information.

26

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. Our website, www.munder.com, contains the Fund’s most recent annual and semi-annual reports. You may also obtain the annual and semi-annual reports and Statement of Additional Information without charge by calling (800) 438-5789.

INTERNET FUND(a) (CLASS A)	Year Ended 6/30/07(b) Class A	Year Ended 6/30/06(b) Class A		Year Ended 6/30/05(b) Class A	Year Ended 6/30/04(b) Class A	Year Ended 6/30/03(b) Class A
Net asset value, beginning of period	$19.29	$17.70		$18.53	$14.58	$10.66

Income/(loss) from investment operations:
Net investment loss	(0.37)	(0.24)		(0.31)	(0.40)	(0.30)
Net realized and unrealized gain/(loss) on investments	4.49	1.75		(0.52)	4.35	4.22

Total from investment operations	4.12	1.51		(0.83)	3.95	3.92

Short-term trading fees	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	—

Voluntary contribution from Advisor	—	0.08		—	—	—

Net asset value, end of period	$23.41	$19.29		$17.70	$18.53	$14.58

Total return (d)	21.41%	9.11	%(e)	(4.59)%	27.09%	36.77%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$392,918	$445,453		$358,457	$362,780	$335,313
Ratio of operating expenses to average net assets	2.33%	2.18%		2.29%	2.47%	3.04%
Ratio of net investment loss to average net assets	(1.83)%	(1.19)%		(1.75)%	(2.36)%	(2.80)%
Portfolio turnover rate	62%	82%		72%	43%	40%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.33%	2.18%		2.31%	2.55%	3.16%

(a)	The Munder Internet Fund Class A Shares commenced operations on August 19, 1996.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 8.65% for Class A Shares.

27

INTERNET FUND(a) (CLASS B)	Year Ended 6/30/07(b) Class B	Year Ended 6/30/06(b) Class B		Year Ended 6/30/05(b) Class B	Year Ended 6/30/04(b) Class B	Year Ended 6/30/03(b) Class B
Net asset value, beginning of period	$18.16	$16.79		$17.71	$14.04	$10.34

Income/(loss) from investment operations:
Net investment loss	(0.49)	(0.37)		(0.42)	(0.50)	(0.36)
Net realized and unrealized gain/(loss) on investments	4.21	1.66		(0.50)	4.17	4.06

Total from investment operations	3.72	1.29		(0.92)	3.67	3.70

Short-term trading fees	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	—

Voluntary contribution from Advisor	—	0.08		—	—	—

Net asset value, end of period	$21.88	$18.16		$16.79	$17.71	$14.04

Total return (d)	20.47%	8.35	%(e)	(5.31)%	26.14%	35.78%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$35,603	$47,126		$196,038	$414,394	$386,440
Ratio of operating expenses to average net assets	3.08%	2.95%		3.04%	3.22%	3.79%
Ratio of net investment loss to average net assets	(2.59)%	(2.04)%		(2.47)%	(3.11)%	(3.55)%
Portfolio turnover rate	62%	82%		72%	43%	40%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	3.08%	2.95%		3.06%	3.30%	3.91%

(a)	The Munder Internet Fund Class B Shares commenced operations on June 1, 1998.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 7.87% for Class B Shares.

28

INTERNET FUND(a) (CLASS C)	Year Ended 6/30/07(b) Class C	Year Ended 6/30/06(b) Class C		Year Ended 6/30/05(b) Class C	Year Ended 6/30/04(b) Class C	Year Ended 6/30/03(b) Class C
Net asset value, beginning of period	$18.17	$16.80		$17.72	$14.05	$10.35

Income/(loss) from investment operations:
Net investment loss	(0.49)	(0.37)		(0.42)	(0.50)	(0.36)
Net realized and unrealized gain/(loss) on investments	4.22	1.66		(0.50)	4.17	4.06

Total from investment operations	3.73	1.29		(0.92)	3.67	3.70

Short-term trading fees	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	—

Voluntary contribution from Advisor	—	0.08		—	—	—

Net asset value, end of period	$21.90	$18.17		$16.80	$17.72	$14.05

Total return (d)	20.46%	8.34	%(e)	(5.30)%	26.12%	35.75%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$82,541	$99,230		$124,925	$193,615	$175,609
Ratio of operating expenses to average net assets	3.08%	2.94%		3.04%	3.22%	3.79%
Ratio of net investment loss to average net assets	(2.59)%	(1.99)%		(2.49)%	(3.11)%	(3.55)%
Portfolio turnover rate	62%	82%		72%	43%	40%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	3.08%	2.94%		3.06%	3.30%	3.91%

(a)	The Munder Internet Fund Class C Shares commenced operations on November 3, 1998.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 7.87% for Class C Shares.

29

INTERNET FUND(a) (CLASS K)	Year Ended 6/30/07(b) Class K	Year Ended 6/30/06(b) Class K		Year Ended 6/30/05(b) Class K	Year Ended 6/30/04(b) Class K	Year Ended 6/30/03(b) Class K
Net asset value, beginning of period	$19.30	$17.71		$18.54	$14.59	$10.66

Income/(loss) from investment operations:
Net investment loss	(0.36)	(0.24)		(0.31)	(0.40)	(0.30)
Net realized and unrealized gain/(loss) on investments	4.46	1.75		(0.52)	4.35	4.23

Total from investment operations	4.10	1.51		(0.83)	3.95	3.93

Short-term trading fees	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	—

Voluntary contribution from Advisor	—	0.08		—	—	—

Net asset value, end of period	$23.40	$19.30		$17.71	$18.54	$14.59

Total return (d)	21.24%	9.16	%(e)	(4.59)%	27.00%	36.87%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5	$17		$68	$227	$290
Ratio of operating expenses to average net assets	2.31%	2.20%		2.29%	2.47%	3.04%
Ratio of net investment loss to average net assets	(1.80)%	(1.24)%		(1.71)%	(2.36)%	(2.80)%
Portfolio turnover rate	62%	82%		72%	43%	40%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.31%	2.20%		2.31%	2.55%	3.16%

(a)	The Munder Internet Fund Class K Shares commenced operations on April 30, 2002.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated.
(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 8.71% for Class K Shares.

30

INTERNET FUND(a) (CLASS R)	Period Ended 6/30/07(b) Class R	Year Ended 6/30/06(b) Class R		Period Ended 6/30/05(b) Class R
Net asset value, beginning of period	$19.20	$17.66		$15.78

Income/(loss) from investment operations:
Net investment loss	(0.43)	(0.29)		(0.32)
Net realized and unrealized gain/(loss) on investments	4.46	1.75		2.20

Total from investment operations	4.03	1.46		1.88

Short-term trading fees	0.00 (c)	0.00	(c)	0.00	(c)

Voluntary contribution from Advisor	—	0.08		—

Net asset value, end of period	$23.23	$19.20		$17.66

Total return (d)	21.04%	8.84	%(e)	11.79%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$49	$12		$11
Ratio of operating expenses to average net assets	2.55%	2.42%		2.54	%(f)
Ratio of net investment loss to average net assets	(2.07)%	(1.46)%		(1.92	)%(f)
Portfolio turnover rate	62%	82%		72%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.55%	2.42%		2.56	%(f)

(a)	The Munder Internet Fund Class R Shares commenced operations on July 29, 2004.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated.
(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 8.39% for Class R Shares.
(f)	Annualized.

31

INTERNET FUND(a) (CLASS Y)	Year Ended 6/30/07(b) Class Y	Year Ended 6/30/06(b) Class Y		Year Ended 6/30/05(b) Class Y	Year Ended 6/30/04(b) Class Y	Year Ended 6/30/03(b) Class Y
Net asset value, beginning of period	$19.72	$18.05		$18.85	$14.79	$10.79

Income/(loss) from investment operations:
Net investment loss	(0.33)	(0.20)		(0.27)	(0.36)	(0.27)
Net realized and unrealized gain/(loss) on investments	4.61	1.79		(0.53)	4.42	4.27

Total from investment operations	4.28	1.59		(0.80)	4.06	4.00

Short-term trading fees	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	—

Voluntary contribution from Advisor	—	0.08		—	—	—

Net asset value, end of period	$24.00	$19.72		$18.05	$18.85	$14.79

Total return (d)	21.64%	9.43	%(e)	(4.35)%	27.36%	37.16%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,841	$6,050		$5,574	$6,328	$4,220
Ratio of operating expenses to average net assets	2.07%	1.93%		2.04%	2.22%	2.79%
Ratio of net investment loss to average net assets	(1.56)%	(0.99)%		(1.47)%	(2.11)%	(2.55)%
Portfolio turnover rate	62%	82%		72%	43%	40%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.07%	1.93%		2.06%	2.30%	2.91%

(a)	The Munder Internet Fund Class Y Shares commenced operations on June 1, 1998.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated.
(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 8.99% for Class Y Shares.

32

SHAREHOLDER GUIDE

Dated October 31, 2007

The Shareholder Guide provides information regarding the purchase, redemption and exchange of shares of the Munder Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Munder Funds Class A, B, C, I, K, R & Y shares Prospectuses dated October 31, 2007. Not all Funds offer all classes of shares.

HOW TO REACH THE FUNDS

CONTACT SHAREHOLDER SERVICES

For account inquiries or information, literature, forms, etc.:

By telephone:

1-800-438-5789

By mail:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

By overnight delivery:	The Munder Funds

101 Sabin Street Pawtucket, RI 02860

For other inquiries or complaints:

By telephone:

1-800-468-6337

By mail:

The Munder Funds

Attn: Secretary

480 Pierce St. Birmingham, MI 48009

By e-mail:	fundcontact@munder.com

PURCHASE INFORMATION

WHO MAY PURCHASE SHARES

Class A & Class C Shares

All investors are eligible to purchase Class A or Class C shares.

Class B Shares

Class B Shares of the Munder Funds are available for purchase only as follows:

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B shares of a Munder Fund in additional Class B shares of that Fund;

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase Class B shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a

S - 1

trust for which the existing registered owner is the trustee or beneficiary;
-

401(k) retirement plans (and other similar group retirement plans) that offered Class B shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B shares of that Munder Fund and may purchase additional Class B shares of that Fund in existing participant accounts;

-

401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B shares of a Munder Fund as an investment option, may open participant accounts in Class B shares of that Fund; and

-

Any client or customer of a broker, financial intermediary or other financial institution that (i) received a sales presentation within the six months prior to February 28, 2007 that included Class B shares of one or more Munder Funds as an investment option and (ii) was identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B shares of a Munder Fund may purchase Class B shares.

If all Class B shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in this Shareholder Guide, then the shareholder’s account will be closed. Such former holders of Class B shares will not be able to buy additional Class B shares or reopen a Class B shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in this Shareholder Guide.

The Munder Funds reserve the right to revise the scope of the limited offering described above or to change these policies at any time.

Class K Shares

Customers (and their immediate family members) of banks and other institutions that have entered into agreements with the Funds to provide shareholder services for Class K shareholders may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. Financial institutions (or their nominees) acting on behalf of their customers, will normally be the holders of record of Fund shares and will reflect their customers’ beneficial ownership of shares in the account statements provided by them to their customers.

The Funds may refuse any purchase orders from ineligible investors who select Class K shares.

Class R Shares

Investors may purchase Class R shares only through participation in certain programs where program-level or omnibus accounts are held on the books of the Funds, including without limitation:

-	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit

S - 2

sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans; and
-	Managed account programs sponsored by a broker-dealer, registered investment adviser or bank trust department.

The Funds may refuse any purchase orders from ineligible investors who select Class R shares.

Class Y Shares

Only the following investors may purchase Class Y shares:

-

institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; and investment companies);

-	investment advisors, broker-dealers and other financial intermediaries acting for their own accounts or for the accounts of their clients;
-	Trustees and officers of the Munder Funds and their immediate family members;
-	employees and retired employees of the Funds’ investment advisor;
-	Munder Capital Management’s investment advisory clients; and
-	immediate family members of employees of the Funds’ investment advisor.

The Funds may refuse any purchase orders from ineligible investors who select Class Y shares.

Class I Shares

Individual investors and institutional investors may purchase Class I shares.

METHODS FOR PURCHASING SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Intermediary and/or Financial Institution

Any broker, financial intermediary or other financial institution authorized by the Munder Funds or the Funds’ distributor can sell you shares of the Funds. Please note that brokers, financial intermediaries or other financial institutions may charge you fees in connection with purchases of shares. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail

For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

You must also specify the Fund and class of shares you wish to purchase on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase may be refused or you may be invested in Class A shares, if offered.

S - 3

For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for the amount of your investment to the address listed above. We reserve the right to refuse investments of less than $50 and any form of payment, including without limitation cash, temporary checks, credit cards or third-party checks.

By Wire

For new accounts, you must complete, sign and mail an Account Application to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below. To obtain an Account Application, your account number or more information, call (800) 438-5789.

Wire Instructions

Bank ABA/Routing #: 031000053

Bank Account Number: 8606905396

Bank Account Name: The Munder Funds

RFB: (Fund Name and Class)

OBI: (Your Name and Acct #)

You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer (EFT)

For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Account Application with the Banking Information section completed and you must not decline your EFT purchase privilege. Once your account has been established, you can make investments by EFT.

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or visit www.munder.com to establish an Internet login and password for online transactions.

Please note that EFT transactions usually require two days to complete.

Through the Automatic Investment Plan (AIP)

Under an AIP, you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP without notice if your bank account has insufficient funds at the time of a scheduled deduction or for any other reason on 30 days’ written notice to you.

POLICIES FOR PURCHASING SHARES

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial

S - 4

institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

-	Name;

-	Date of birth (for individuals);

-	Residential or business street address (although post office boxes are still permitted for mailing); and

-	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, we may restrict your ability to purchase additional shares of a Fund until your identity is verified. We may also close your account or take other appropriate action if we are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed (less any applicable CDSC). In addition, you will not be entitled to recoup from the Funds any sales charges paid in connection with your purchase of Fund shares. Any otherwise applicable short-term trading fee will not, however, be assessed on accounts that are closed for this reason.

Investment Minimums

(Class A, B & C Shares)

With respect to any Class A, B or C shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class A, Class B and Class C shares is $2,500 per Fund for all accounts, with the following exceptions. The minimum initial investment for all types of Individual Retirement Accounts (IRAs), Education Savings Accounts (ESAs), 403(b), Uniform Gifts to Minors Act (UGMA) and Uniform Transfer to Minors Act (UTMA) accounts is $500. Subsequent investments of less than $50 per Fund for all account types may be refused. If you use the Automatic Investment Plan (AIP), the minimum initial and subsequent investment per Fund is $50.

Investment minimums do not apply to purchases made through eligible retirement plans (or similar group accounts) or eligible wrap-fee programs (or similar programs). For this purpose, “eligible

S - 5

retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees. “Eligible wrap-fee and similar programs” are those which have been approved by an officer of the Fund.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

If you wish to invest more than $50,000, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A or Class C shares. If you wish to invest more than $1 million, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A shares.

Investment Minimums

(Class K & R Shares)

There is no minimum initial or subsequent investment for Class K or Class R shares.

Investment Minimums (Class Y Shares)

With respect to any Class Y shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class Y shares is $1 million per Fund for each Class Y shares account.

A reduced initial investment minimum of $2,500 applies to investments made by clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds.

Investment minimums do not apply to purchases made through eligible retirement plans or similar group accounts. For this purpose, “eligible retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees.

Investment minimums do not apply to clients in wrap-fee programs or other asset-based advisory fee programs, where the sponsor has entered into a written agreement with the Funds to offer Class Y shares through the applicable program.

S - 6

Investment minimums do not apply to investments made by Trustees or officers of the Munder Funds or their immediate family members, employees of Munder Capital Management or their immediate family members, retired officers or employees of Munder Capital Management, or investment advisory clients of Munder Capital Management.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

Investment Minimums (Class I Shares)

Except as provided below, the minimum initial investment for Class I shares is $2 million per Fund for each Class I shares account.

Investment minimums do not apply to accounts held through an intermediary that maintains aggregate assets on behalf of its clients in a Fund equivalent to $10 million or greater and an average account size in the Fund equivalent to $200,000 or greater.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Accounts Below Minimums

For each account that you own, if your investment in Class A, Class B or Class C shares of a Fund does not meet the applicable account minimum, or you cease AIP contributions before reaching the applicable account minimum, you may increase your balance to that level (either by a single investment or through the AIP) or that Fund account may be charged a quarterly servicing fee of $6.

Exemptions from this fee apply to accounts held through brokers, financial intermediaries and other financial institutions that hold shares in street name or omnibus positions or through registered securities clearing agents.

To the extent feasible, we may waive low account balance fees on Class A or Class B shares accounts that do not meet the applicable amount minimum as a result of the par conversion of a Class B shares account to a Class A shares account. In addition, we reserve the right, in our sole discretion, to waive the imposition of this fee.

We further reserve the right, upon 30 days’ advance written notice, to redeem your Class A, Class B or Class C shares account (and forward the redemption proceeds to you) if its value is below the applicable minimum or to redeem your Class Y shares account if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice. Any otherwise applicable contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 30 days of your purchase.

Timing of Orders

Purchase orders must be received by the Funds or an authorized agent of the Funds, such as the Funds’ distributor or transfer agent, authorized dealer or third-party

S - 7

administrator, or other authorized financial intermediary, before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day’s NAV. Purchase orders received after that time will be accepted as of the next business day and will receive the NAV for the next business day.

REDEMPTION INFORMATION

METHODS FOR REDEEMING SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone

If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Funds must receive a redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet

If you did not decline the online redemption privilege on your Account Application and you have established an internet Personal

S - 8

Identification Number (PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

As with redemptions by telephone, the Funds must receive an online redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make internet redemptions from an IRA, ESA or 403(b) account.

Through the Systematic Withdrawal Plan (SWP)

If you have an account value of $5,000 or more in a Fund, you may redeem Class A, Class B or Class C shares on a monthly or quarterly basis. For IRA or 403(b) accounts, you may make redemptions on a monthly, quarterly or annual basis. In either case, the minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds. You may change or cancel a SWP at any time upon notice to the Funds. If you pay a sales charge on the purchase of Class A shares, you should not participate in a SWP. In addition, any applicable CDSC will be charged upon redemption of Class A, Class B or Class C shares.

By Writing a Check

Free checkwriting is available to Class A and Class Y shareholders of the Taxable Income Funds (other than the International Bond Fund), Tax-Free Income Funds and Money Market Funds who complete a Checkwriting Authorization Form and return it to us. Checks that are written in amounts less than $500 may be refused. You may not close a Fund account by writing a check. We may change or terminate this program on 30 days’ advance written notice to you.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent

In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). Please call (800) 438-5789 to determine the requirements for providing other instructions.

If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these methods.

Short-Term Trading Fee

A short-term trading fee may apply to redemptions of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

S - 9

Medallion Signature Guarantee

For your protection, a medallion signature guarantee is required for the following Class A, Class B and Class C redemption requests:

-	redemption proceeds greater than $50,000;
-	redemption proceeds not being made payable to the record owner of the account;
-	redemption proceeds not being mailed to the address of record on the account;
-	redemption proceeds being mailed to address of record that has changed within the last 30 days;
-	redemption proceeds being transferred to another Munder Fund account with a different registration;
-	change in ownership or registration of the account; or
-	changes to banking information without a voided check being supplied.

We reserve the right to require a medallion signature guarantee for other types of redemption requests, including Class K, Class R or Class Y share redemptions.

When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Financial Institutions

Shares held through a financial institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties

During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.

EXCHANGE INFORMATION

METHODS FOR EXCHANGING SHARES

Shareholders may exchange Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

S - 10

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration. All exchange requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

By Telephone

If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

By Internet

If you did not decline the online exchange privilege on your Account Application and you have established an internet Personal Identification Number (PIN), you may exchange shares by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

POLICIES FOR EXCHANGING SHARES

-	You may exchange your Fund shares for shares of the same class of other Munder Funds (if offered) based on their relative NAVs.

-

If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange. When Class A shares of a Munder Fund that were issued without the imposition of a sales charge are exchanged for Class A shares of another Munder Fund, you must pay any applicable sales charge at the time of the exchange unless you otherwise qualify for a waiver of the sales charge.

-

Class A shares of a money market fund that (1) were acquired through the use of the exchange privilege and (2) can be traced back to a purchase of one or more Munder Funds for which a sales charge was paid, may be exchanged for Class A shares of a Fund at NAV.

-	Class A, Class B and Class C shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

-	You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

-	A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

S - 11

-

Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker, financial intermediary or other financial institution or by calling the Munder Funds at (800) 438-5789.

-	Brokers or financial intermediaries may charge you a fee for handling exchanges.

-	We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Short-Term Trading Fee

A short-term trading fee may apply to exchanges of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES

AND REDEMPTIONS

-

We consider purchase, exchange or redemption orders to be in “proper form” when we receive all required information, including properly completed and signed documents. We may reject any requests that are not in proper form.

-	We reserve the right to reject any purchase order, including exchanges from other Munder Funds.

-	At any time, we may change any of our purchase, redemption or exchange practices or privileges, and may suspend the sale of Fund shares.

-	We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

-	To limit the Funds’ expenses, we no longer issue share certificates.

-	We may temporarily stop redeeming shares if:

(i)	the NYSE is closed;

(ii)	trading on the NYSE is restricted;

(iii)	an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

(iv)	the SEC orders the Fund to suspend redemptions.

-

We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor’s account, neither the Funds, Munder Capital Management, the Funds’ distributor nor the Funds’ transfer agent or any of their affiliates, officers or directors will be held responsible for any losses resulting from unauthorized transactions.

-	If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the

S - 12

account. If your account has been set up by a broker, financial intermediary or other financial institution, account activity will be detailed in their statements to you. Brokers, financial intermediaries and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

-	Brokers, financial intermediaries and other financial institutions may charge their customers a processing fee in connection with the purchase or redemption of Fund shares.

-

Normally we send redemption amounts to you on the next business day (but not more than seven days) after we receive your request in proper form, except as described below in the case of shares purchased by check. Same-day processing is available only for the Money Market Funds, provided we receive notice of the trade prior to the applicable cut-off time (see below).

-

If we receive notice of your intent to process a same-day trade and your purchase order for the Cash Investment Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 2:45 p.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 2:45 p.m. (Eastern time), you will receive dividends for that day.

If we receive notice of your intent to process a same-day trade and your purchase order for the Tax-Free Money Market Fund is received in proper form before 11:30 a.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 11:30 a.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 11:30 a.m. (Eastern time), you will receive dividends for that day.

-	We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

SHAREHOLDER PRIVILEGES

Reinstatement Privilege

For 60 days after you sell Class A, Class B or Class C shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge). This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A, B or C shares that were subject to a CDSC when redeemed. The Class A shares purchased under this privilege must be held in an account registered in the same name as the account from which the shares were redeemed and the amount being reinvested must be at least the required minimum investment amount. You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial intermediary must notify the Funds at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

S - 13

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

AND SHORT-TERM TRADING FEE

Policies and Procedures

The Funds are not intended to serve as vehicles for short-term trading. By realizing profits through short-term trading, investors that engage in rapid purchases and sales or exchanges of a Fund’s shares may dilute the value of shares held by long-term investors. Volatility resulting from excessive purchases and sales or exchanges of a Fund’s shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity resulting from market timing. Excessive purchases and sales or exchanges of a Fund’s shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity, which could cause the Fund to incur increased brokerage costs and to realize taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level volatility and investment volatility that is associated with patterns of excessive short-term trading activity. Any increased costs are borne by all Fund shareholders, including long-term investors who do not cause such costs to be incurred. All of these factors may adversely affect Fund performance. Funds investing in securities that are thinly traded, trade infrequently, or are more difficult to value (such as foreign securities, high yield debt securities and small-cap securities) may attract investors seeking to profit from short-term trading strategies that attempt to exploit the special valuation issues applicable to these types of securities to a greater degree than other types of securities. With respect to the Cash Investment Fund, a money market fund that attempts to maintain a stable net asset value, short-term trading does not generally pose the same issue for that Fund as for other Munder Funds.

The Board of Trustees of the Munder Funds has adopted policies and procedures to monitor for, and to discourage and take reasonable steps to prevent or minimize, investors from engaging in frequent purchases and redemptions of shares of the Munder Funds, to the extent deemed reasonable and practicable. The Funds will seek to apply these policies and procedures as uniformly as practicable.

The Munder Funds’ policies and procedures for identifying excessive short-term trading and market timing activities take into account a number of factors, including but not limited to the dollar amount and frequency of Fund trades. For purposes of these monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Pursuant to these policies and procedures, each Fund reserves the right to refuse any purchase or exchange request that, in the view of MCM, could adversely affect any Munder Fund or its operations, including any purchase or exchange request from any individual, group or account that is likely to engage in excessive trading, or any order that may be viewed as market-timing activity. If a Fund refuses a purchase or

S - 14

exchange request from a shareholder and that shareholder deems it necessary to redeem his or her account in the Fund, any CDSC that is applicable to such redemption transaction, as described in the Fund’s prospectus, will be assessed against those redemption proceeds.

The Funds will suspend or terminate any or all exchange privileges or suspend or terminate telephone and/or internet redemption privileges on accounts identified as engaging in excessive short-term trading or market timing activity in order to limit these types of trading practices. The Funds (other than a money market fund) also reserve the right in the future to limit the number of “round trip” exchanges an investor may make into and out of any Fund in order to discourage excessive short-term trading activities.

Although the Funds use a variety of methods to detect and deter excessive trading or market timing, the Funds cannot always know or reasonably detect such trading, particularly if it is facilitated by authorized financial intermediaries or done through omnibus account arrangements. The Funds’ ability to monitor and discourage market timing and excessive trading generally requires the cooperation of financial intermediaries to effectively implement policies and procedures with respect to accounts for which the Funds do not have sufficient identifying information. This cooperation cannot necessarily be assured. To the extent the Funds are able to identify market timing or excessive trading in these accounts, the Funds will use their reasonable and best efforts to uniformly apply their policies and procedures. However, there is no guarantee that this goal will be achieved. Finally, it is important to recognize that “market timing” and “excessive trading” are not clearly defined terms under applicable law. Consequently, trading activities that may not be considered by the management of the Munder Funds to be excessive or market timing could be interpreted differently by others and vice versa.

Short-Term Trading Fee

Consistent with the Funds’ policies and procedures, we may apply a 2% short-term trading fee if you redeem or exchange shares of the Asset Allocation Fund—Balanced, the Equity Funds or the International Bond Fund within 30 days of purchase. The fee will be applied based on net assets at the time of the transaction. Any applicable short-term trading fee is paid directly to the Fund from which you redeem or exchange your shares in order to, among other things, offset the costs of buying and selling securities. The fee, which is intended to discourage short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

The Funds will seek to apply short-term trading fees as uniformly as possible. Where operational limitations restrict the ability of the Funds to impose short-term trading fees or apply certain exemptions from the fees, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of short-term trading fees will vary. To the extent feasible, the following types of transactions will be exempt from short-term trading fees: shares purchased through the automatic reinvestment of dividend and capital gain distributions; shares redeemed to pay account-related fees; shares purchased through an automatic investment program or similar periodic investment plan; transactions associated

S - 15

with the automatic rebalancing of an account; shares purchased as a result of an employer contribution to a qualified retirement plan account; shares redeemed from shareholder accounts liquidated for failure to meet the minimum investment requirement; shares redeemed from a shareholder account for which the identity of the shareholder could not be determined within reasonable time after the account was opened; shares redeemed pursuant to a systematic withdrawal plan or similar periodic withdrawal plan; shares redeemed as part of a loan or hardship withdrawal from a qualified plan; shares redeemed to repay a loan from a qualified retirement account; shares redeemed for payment of involuntary fees; shares redeemed as part of a required distribution from a qualified retirement plan or IRA; shares redeemed upon the death or disability of an owner of record of an account; and any other involuntary redemption and/or exchange transactions, including those required by law or regulation, a regulatory agency, a court order, or as a result of a liquidation of a Fund by the Board of Trustees.

Accounts exempt from the imposition of short-term trading fees are: accounts held through omnibus and plan level retirement accounts for which third-party recordkeepers do not assess redemption fees on such accounts; accounts that hold omnibus share positions for the dealer, and the underlying dealer customer accounts, for which the dealer does not assess redemption fees on such accounts; accounts for which the beneficial owner is an asset allocation fund or funds (or similar pooled investment vehicle) that rebalances no more frequently than quarterly; and wrap fee program accounts for which the program sponsor has entered into a form of fee waiver agreement with the Funds. In addition, we reserve the right to waive the short-term trading fees in certain limited circumstances where the Funds determine the transaction does not pose the risks that the Funds’ policies and procedures are designed to mitigate. Such waivers are subject to the advance written approval of two officers of the Funds and are reported to the Board of Trustees.

S - 16

ADDITIONAL INFORMATION

Information relating to purchases and sales of shares of the Fund is provided in the Shareholder Guide, which is incorporated by reference into (and is considered a part of) this prospectus.

More information about the Fund is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

The Fund’s Statement of Additional Information provides more detail about the Fund and its investment strategies, risks and restrictions. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (and is considered part of) this prospectus.

SHAREHOLDER INQUIRIES:

By e-mail:	fundcontact@munder.com
By telephone:	1-800-468-6337
By mail:	The Munder Funds

Attn: Secretary

480 Pierce Street

Birmingham, MI 48009

Distributor: Funds Distributor, Inc.

SEC File Number: 811-21294

TO OBTAIN INFORMATION:

By telephone:	1-800-438-5789

By mail:	The Munder Funds P.O. Box 9701 Providence, RI 02940-9701

By overnight delivery:	The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

By web:	www.munder.com

You may find more information about the Fund online. This website is not considered part of the prospectus.

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-0102.

PRONET1007

Munder International Bond Fund

PROSPECTUS

October 31, 2007

Save paper and receive this

document electronically.

Sign up for electronic delivery at

www.munderfunds.com/edelivery

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

CLASS A SHARES

(MIBAX)

CLASS B SHARES

(MIBBX)

CLASS C SHARES

(MIBCX)

CLASS K SHARES

(MIBKX)

CLASS Y SHARES

(MIBYX)

TABLE OF C ONTENTS

Munder International Bond Fund

CLASS A, B, C, K & Y SHARES

This prospectus describes the goal and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on the Fund’s investment strategies and risks, please read the section entitled “More About the Fund.” Certain terms used in this prospectus are defined in the Glossary. Unless this prospectus expressly provides otherwise, each goal, strategy and policy of the Fund may be changed by action of the Board of Trustees without shareholder approval.

GOAL AND PRINCIPAL

INVESTMENT STRATEGIES

Goal

The Fund’s goal is to realize a competitive total return through a combination of current income and capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal circumstances, at least 80% of its assets in a broad range of bonds. This investment strategy may not be changed without 60 days’ prior notice to shareholders. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.

Bonds in which the Fund invests are selected in an effort to achieve a desired currency exposure. Currency exposure decisions are based on analyst forecasts, quantitative models and technical analysis. The advisor may consider one or more of the following factors when selecting securities in a particular currency: an analysis of yield relationships, pricing inefficiencies, yield-curve analysis and global economic trends.

Bonds in which the Fund may invest include:

-	obligations issued by foreign governments, their agencies, instrumentalities or political subdivisions;
-	obligations issued or guaranteed by supranational organizations (such as the World Bank);
-	obligations of foreign banks or bank holding companies; and
-	obligations of foreign corporations.

The Fund also may invest in bonds of domestic issuers that are denominated in foreign currencies. Generally, the Fund will invest at least 80% of its assets in the securities of issuers in at least three foreign countries.

The portfolio’s dollar-weighted average maturity will generally range between three and fifteen years.

The Fund will generally purchase bonds that are rated investment grade or better, or if unrated, are of comparable quality. Investments in lower-rated securities are limited to 5% of the Fund’s assets.

1

The Fund may also enter into futures contracts and forward currency exchange contracts.

The Fund is “non-diversified” under the Investment Company Act of 1940 and may invest more of its assets in fewer issuers than a “diversified” investment company.

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund’s portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

-	Credit (or Default) Risk

An issuer of a bond may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can also affect the bond’s liquidity and make it more difficult for the Fund to sell.

-	Interest Rate Risk

An increase in prevailing interest rates will cause bonds held by the Fund to decline in value. When interest rates fall, the reverse is true. Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund’s share price will fluctuate in response to interest rate changes.

-	Prepayment Risk

The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as an asset-backed security or a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund’s income, total return and share price. Rates of prepayment, faster or slower than expected, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain types of mortgage-backed securities, such as collateralized mortgage obligations, may be more volatile and less liquid than other types of fixed income securities.

-	Foreign Securities Risk

The Fund’s investments in foreign securities involve risks not associated with investing in U.S. securities and can affect the Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

Currency Risk: The risk that changes in currency exchange rates

2

will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investment in securities denominated in a foreign currency or may widen existing losses. To the extent that the Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Geographic Risk: If the Fund concentrates its investments in issuers located or doing business in any country or region, factors adversely affecting that country or region will affect the Fund’s net asset value more than would be the case if the Fund had made more geographically diverse investments. The economies and financial markets of certain regions, such as Latin America or Asia, can be highly interdependent and decline all at the same time.

Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund’s foreign investments.

Regulatory Risk: Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

-	Non-Diversified Risk

The Fund may invest more of its assets in fewer issuers than many other funds do, may be more susceptible to adverse developments affecting any single issuer, and may be more susceptible to greater losses because of these developments.

-	Investment Grade Securities Risk

Many bonds are rated by nationally recognized statistical rating organizations (NRSROs). Securities rated investment grade (such as those rated BBB- or higher by S&P or Fitch or Baa3 or higher by Moody’s) are riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

-	Derivatives Risk

The Fund may suffer a loss from its use of futures contracts and forward currency exchange contracts, which are forms of derivatives. The primary risk with futures and forward currency exchange contracts is that small price movements can result in substantial gains or losses. Investments in derivatives also entail exposure to the credit risk of the derivative’s counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

3

PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund’s performance for each of the last 10 calendar years. The table shows how the Fund’s average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index.

The annual returns in the bar chart are for the Fund’s oldest class of shares, Class Y shares. Performance of Class A, Class B, Class C and Class K shares, net of applicable sales charges, will have annual returns similar to those of the Class Y shares because all of the classes of shares are invested in the same portfolio of securities and have the same portfolio management. Because each class of shares has different sales charges, distribution fees and/or service fees, and expenses, the performance of each class will differ. Please see the section entitled “Fees and Expenses.”

When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Munder International Bond Fund CLASS Y

TOTAL RETURN (%)

per calendar year

YTD through 9/30/07:	6.31%

Best Quarter:	13.75%	(quarter ended 6/30/02)
Worst Quarter:	(5.51)%	(quarter ended 3/31/97)

4

AVERAGE ANNUAL RETURNS

for periods ended December 31, 2006

	1 Year %	5 Years %	10 Years %	Since Inception %(1)
CLASS Y
Return Before Taxes	5.21	8.76	4.12	4.26
Return After Taxes on Distributions	4.46	7.24	2.86	3.00
Return After Taxes on Distributions and Sale of Fund Shares	3.39	6.74	2.80	2.92
Citigroup Non-U.S.$ World Index(2) (reflects no deductions for fees, expenses or taxes)	6.94	9.51	4.70	4.80
CLASS A
Return Before Taxes	0.71	7.58	3.41	3.59
Citigroup Non-U.S.$ World Index(2) (reflects no deductions for fees, expenses or taxes)	6.94	9.51	4.70	4.67
CLASS B
Return Before Taxes	(0.84)	7.36	—	3.62
Citigroup Non-U.S.$ World Index(2) (reflects no deductions for fees, expenses or taxes)	6.94	9.51	—	5.39
CLASS C
Return Before Taxes	3.09	7.67	—	3.99
Citigroup Non-U.S.$ World Index(2) (reflects no deductions for fees, expenses or taxes)	6.94	9.51	—	5.73
CLASS K
Return Before Taxes	4.98	8.45	—	4.62
Citigroup Non-U.S.$ World Index(2) (reflects no deductions for fees, expenses or taxes)	6.94	9.51	—	5.47

(1)	The inception dates for the Class Y, Class A, Class B, Class C and Class K shares are 10/2/96, 10/17/96, 6/9/97, 6/4/98 and 3/25/97, respectively. The index returns from inception for Class Y, Class A, Class B, Class C and Class K shares are from 10/1/96, 11/1/96, 6/1/97, 6/1/98 and 4/1/97, respectively.
(2)	The Citigroup Non-U.S. Dollar World Government Bond Index is a market-weighted index that includes the government bond markets that are freely open to investors (excluding the United States) and have a total market capitalization of at least $20 billion, € 15 billion and ¥ 2.5 trillion.

Average annual returns reflect the imposition of the maximum front-end or contingent deferred sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class Y shares. The after-tax returns for the Class A, Class B, Class C and Class K shares will vary from those shown for the Class Y shares because, as noted above and in the section entitled “Fees and Expenses,” each class of shares has different sales charges, distribution fees and/or service fees, and expenses.

Historical information regarding the Fund, including prior names and benchmarks, is included in the Fund’s Statement of Additional Information.

5

FEES & EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

SHAREHOLDER FEES paid directly from your investment	Class A Shares		Class B Shares		Class C Shares		Class K Shares		Class Y Shares
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)	4%	(a)	None		None		None		None
Maximum Contingent Deferred Sales Charge (CDSC) (as a % of the lesser of original purchase price or redemption proceeds)	None	(b)	5%	(c)	1%	(d)	None		None
Maximum Sales Charge (load) imposed on reinvested dividends	None		None		None		None		None
Redemption Fees	2%	(e)	2%	(e)	2%	(e)	2%	(e)	2%	(e)
Exchange Fees	None		None		None		None		None

ANNUAL FUND OPERATING EXPENSES paid from Fund assets (as a % of net assets)	Class A Shares		Class B Shares		Class C Shares		Class K Shares		Class Y Shares
Management Fees	0.50%		0.50%		0.50%		0.50%		0.50%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		1.00%		0.00%		0.00%
Non-12b-1 Service Plan Fees	0.00%		0.00%		0.00%		0.25%		0.00%
Other Expenses	0.63%		0.62%		0.62%		0.63%		0.62%
Acquired Fund Fees and Expenses (f)(g)	0.00%		0.00%		0.00%		0.00%		0.00%

Total Annual Fund Operating Expenses Including Acquired Fund Fees and Expenses (g)	1.38%		2.12%		2.12%		1.38%		1.12%

(a)	The sales charge declines as the amount invested increases.
(b)	A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. If you redeem within one year of purchase Class A shares that were purchased with no initial sales charge as part of an investment of $1 million or more, a 1% CDSC may apply upon redemption.
(c)	The CDSC applies to redemptions of Class B shares within six years of purchase and declines over time.
(d)	The CDSC applies to redemptions of Class C shares within one year of purchase.
(e)	A short-term trading fee of 2% may be assessed on redemptions within 30 days of purchase. The short-term trading fee will not be assessed on accounts that are redeemed within the 30-day period because they do not meet the applicable minimum or because the Fund is unable to verify an accountholder’s identity within a reasonable time after the account is opened.
(f)	Acquired Fund Fees and Expenses reflect the pro-rata portion of the fees and expenses charged by any underlying funds in which the Fund may invest, including money market funds and ETFs.
(g)	Acquired Fund Fees and Expenses are less than 0.01% of the average net assets of the Fund.

6

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A Shares	Class B Shares*		Class B Shares**		Class C Shares*	Class C Shares**	Class K Shares	Class Y Shares
1 Year	$535	$715		$215		$315	$215	$140	$114
3 Years	$819	$964		$664		$664	$664	$437	$356
5 Years	$1,125	$1,339		$1,139		$1,139	$1,139	$755	$617
10 Years	$1,991	$2,263	***	$2,263	***	$2,452	$2,452	$1,657	$1,363

*	Assumes you sold your shares at the end of the time period.
**	Assumes you stayed in the Fund.
***	Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) of the Fund following the first business day of the month following the eighth anniversary of the issuance.

7

GLOSSARY

The Glossary explains certain terms used throughout this prospectus.

Fixed Income or Debt Securities, also known as bonds, are securities that pay interest at set times at either fixed, floating or variable rates, or which are issued at a discount to their principal amount instead of making periodic interest payments. Fixed income securities include corporate bonds, debentures and other similar corporate debt instruments, zero coupon bonds and variable amount master demand notes.

Foreign Securities include direct investments in non-U.S. dollar-denominated securities that are traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers that are traded in the U.S. Foreign securities also include yankee bonds, which are U.S. dollar-denominated bonds issued in the U.S. by foreign banks and corporations or their domestic affiliates.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers’ acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. government securities.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS

In determining the rating of an investment, the Fund may rely on credit ratings issued by credit rating agencies registered with the SEC as nationally recognized statistical rating organizations (NRSROs). The following rating agencies are NRSROs:

Moody’s Investor Service, Inc. (Moody’s)

Fitch Ratings, Inc. (Fitch)

Standard & Poor’s Rating Services (S&P)

MORE ABOUT THE FUND

The following sections provide additional information about the Fund’s principal investment strategies and risks and describe certain other applicable investment strategies and risks of the Fund. The Fund may use other techniques and invest in other securities and is subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Fund’s principal investment strategies and principal risks please read the sections entitled “Goal and Principal investment Strategies” and “Principal Risks” beginning on page 1 of this prospectus.

8

FURTHER INFORMATION

REGARDING THE FUND’S

PRINCIPAL INVESTMENT

STRATEGIES AND RISKS

DERIVATIVES

Derivative instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, interest rate swaps, credit default swaps and forward currency exchange contracts.

-	Investment Strategy

The Fund may, but is not required to, use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another), for managing certain risks (such as yield curve exposure, interest rate risk or credit risk), for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. Hedging may relate to a specific investment, a group of investments, or a Fund’s portfolio as a whole. The Fund will not use derivatives for speculative purposes.

There can be no assurance that the Fund will use derivatives to hedge any particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful.

-	Special Risks

The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

INVESTMENT GRADE CREDIT RATINGS

A security is considered investment grade if, at the time of purchase, it is rated:

•	BBB- or higher by S&P;
•	Baa3 or higher by Moody’s; or
•	BBB- or higher by Fitch.

9

Whether or not a security is investment grade will be determined based on the ratings given by the NRSROs consulted by the Advisor. If more than two agencies have rated the security, the median rating will be used. If only two agencies have rated the security, the lower rating will be used. If a single agency has rated the security, that rating will be used.

-	Investment Strategy

Fixed income and convertible securities purchased by the Fund will generally be rated at least investment grade, except that the Fund may also invest in unrated securities if the advisor believes they are comparable in quality.

-	Special Risks

Although securities rated BBB- by S&P or Fitch, or Baa3 by Moody’s are considered investment grade, they have certain speculative characteristics. Therefore, they may be subject to a higher risk of default than obligations with higher ratings. Subsequent to its purchase by the Fund, an unrated security may be rated, a rated security may cease to be rated or a rated security’s rating may be reduced. The advisor will consider such an event in determining whether the Fund should continue to hold the security.

OTHER INVESTMENT

STRATEGIES AND RISKS

BORROWING

-	Investment Strategy

The Fund may borrow money from banks in an amount up to 33  1/3% of the Fund’s assets, including the amount borrowed. The Fund may also issue a note evidencing a temporary loan (i.e., one that must be repaid within 60 days), as long as it does not exceed 5% of the Fund’s total assets.

-	Special Risks

Borrowings by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund’s net asset value will decline in value by proportionately more than the decline in value of the securities.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, the Fund may realize additional income gains or losses.

-	Investment Strategy

The Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 33 1/3 of the value of the Fund’s total assets (including the loan collateral).

-	Special Risks

The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

SHORT-TERM TRADING

The historical portfolio turnover rates for the Fund are shown in the Financial Highlights.

-	Investment Strategy

The Fund may engage in short-term trading of portfolio securities which may increase the Fund’s turnover rates.

10

-	Special Risks

A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which would detract from the Fund’s performance.

STRIPPED SECURITIES

These securities are issued by the U.S. government (or agency or instrumentality), foreign governments or banks and other financial institutions. They entitle the holder to receive either interest payments or principal payments that have been “stripped” from a debt obligation. These obligations include participations in trusts that hold U.S. Treasury or agency securities.

-	Special Risks

Stripped securities may be sensitive to changes in interest rates and to the rate of principal repayments. A rapid or unexpected increase in mortgage prepayments could severely depress the price of certain stripped mortgage- backed securities and adversely affect the Fund’s total returns.

TEMPORARY AND DEFENSIVE INVESTING

The Fund may invest all or any portion of its assets in short-term obligations, such as U.S. government obligations, high-quality money market instruments, repurchase agreements with maturities of 13 months or less and exchange-traded funds.

-	Investment Strategy

The Fund may invest in short-term obligations, pending investment, in order to meet redemption requests or as a defensive measure in response to adverse market or economic conditions.

-	Special Risks

The Fund may not achieve its investment objective when its assets are invested in short-term obligations.

U.S. GOVERNMENT SECURITIES

U.S. government securities may be backed by the full faith and credit of the U.S. Treasury, by the right to borrow from the U.S. Treasury, or by the agency or instrumentality issuing or guaranteeing the security. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if it is not obligated to do so by law. U.S. government securities include mortgage-backed securities that are issued by agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association.

VARIABLE AND FLOATING RATE INSTRUMENTS

Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These instruments include variable amount master demand notes.

-	Special Risks

As in the case of all fixed income securities, variable and floating rate instruments are subject to credit risk and interest rate risk.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS

A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

11

-	Special Risks

Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the counterparty may fail to deliver the security or cash on the settlement date.

ZERO COUPON BONDS

These are securities issued at a discount from their face value because interest payments are typically postponed until maturity.

-	Special Risks

The market prices of zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Fund’s investments in zero coupon bonds may require the Fund to sell some of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

PUBLICATION OF PORTFOLIO HOLDINGS

The Fund publishes a complete list of its portfolio holdings as of the end of each calendar month not earlier than 30 days after the end of such month on the Munder Funds website (www.munder.com) under the “All Holdings” link on the Fund’s Profile Page. The three most recent previously published month-end portfolio holdings lists can be accessed through the “Historical All Holdings” link on the Fund’s Profile Page. The Fund may also publish other information on the Fund’s Profile Page relating to its portfolio holdings (e.g., top ten holdings, sector information and other portfolio characteristic data) as of the end of the calendar month not earlier than 15 days after the end of such month. A description of the Fund’s policies and procedures with respect to the disclosure of information regarding the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

YOUR INVESTMENT

PURCHASING SHARES

You may purchase Class A shares of the Fund at the net asset value (NAV) next determined after your purchase order is received in proper form, plus any applicable sales charge.

You may purchase Class B, Class C, Class K or Class Y shares of the Fund at the NAV next determined after your purchase order is received in proper form.

Class B, Class K and Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding eligibility requirements.

Broker-dealers or financial intermediaries (other than the Fund’s distributor) may

12

charge you additional fees for shares you purchase through them.

For information regarding policies and procedures associated with purchasing shares of the Fund, including minimum investment requirements, please see the Shareholder Guide.

EXCHANGING SHARES

You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs.

For information regarding policies and procedures associated with exchanging shares, please see the Shareholder Guide.

REDEEMING SHARES

You may redeem shares at the NAV next determined after your redemption request is received in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC) and/or short-term trading fee.

For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the Shareholder Guide.

SHARE CLASS SELECTION

The Fund offers Class A, Class B, Class C, Class K and Class Y shares through this prospectus. A summary comparison of the various classes appears in the table on the following pages. Please see the Shareholder Guide for more information regarding each class of shares.

Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase, the intended length of your investment and your eligibility to purchase those shares. In estimating the costs of investing in a particular class of shares, you should consider both ongoing annual expenses, including applicable Rule 12b-1 distribution and service fees and/or other service fees as described in the section entitled “Distribution and Service Fees,” and any initial sales charge or CDSC.

13

Class A Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement or education savings plan.

Initial Sales Charge	Up to 4.00% (reduced for purchases of $100,000 or more, and eliminated for purchases of $1 million or more and certain categories of investors).

Contingent Deferred Sales Charge	None (except that a 1.00% charge applies on certain redemptions made within one year of a $1 million investment for which no sales charge was paid).

Distribution and/or Service Fees	Rule 12b-1 fees of 0.25% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	None

Conversion Feature	None
Class B Shares

Purchase Availability	Available to a limited group of investors for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge	Starts at 5.00% and declines to 0% six years after purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	$50,000

Conversion Feature	Automatic conversion to Class A shares on the first business day of the month following the eighth anniversary of issuance, reducing future annual expenses.*
Class C Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge	1.00% on redemptions made within one year of purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	$1 million

Conversion Feature	None

*	Please see the Statement of Additional Information for information regarding the conversion feature for Class B shares purchased prior to June 16, 2003.

14

Class K Shares
Purchase Availability	Available only through selected financial institutions. Not available for direct investment in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Service fees of 0.25% annually.

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	None
Class Y Shares
Purchase Availability	Available only to institutional investors, investors purchasing through financial intermediaries, investors purchasing through retirement plans that meet certain conditions, and investors with specific relationships with Munder Capital Management or the Munder Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	None

Initial Purchase Minimum	$1 million (reduced or eliminated for certain categories of investors).

Purchase Maximum	None

Conversion Feature	None

15

APPLICABLE SALES CHARGES

Access to the following information is available through the Munder Funds website at www.munder.com under the “Sales Charges and Fees” link on the Fund’s Profile Page.

FRONT-END SALES CHARGE - CLASS A SHARES

You can purchase Class A shares at the offering price, which is the NAV plus an initial sales charge. Shares purchased through reinvestment of distributions are not subject to a sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are as follows:

	Sales Charge* as a Percentage of
	Offering Price %		Net Amount Invested %
Less than $100,000	4.00		4.17
$100,000 but less than $250,000	3.00		3.09
$250,000 but less than $500,000	2.00		2.04
$500,000 but less than $1,000,000	1.25		1.27
$1,000,000 or more	None	**	None	**

*	Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.
**	No initial sales charge applies on investments of $1 million or more; however, a CDSC of 1% is imposed on certain redemptions within one year of purchase.

SALES CHARGE WAIVERS AND REDUCTIONS - CLASS A SHARES

General

We will waive the initial sales charge on Class A shares for the following types of purchasers:

1.    investors that have an investment account with the Fund’s investment advisor;

2.    full-time employees and retired employees of the Fund’s investment advisor or its affiliates, employees of the Fund’s service providers, and immediate family members of the foregoing persons;

3.    registered broker-dealers, financial intermediaries, or their agents that have entered into selling agreements with the Fund’s distributor, if the shares are (a) purchased for their own accounts, (b) purchased for retirement plans of their employees or (c) sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;

4.    qualified employee benefit plans, employer-sponsored retirement plans and other employer-sponsored plans or accounts that meet certain criteria established by the Funds;

5.    individuals who reinvest distributions from a qualified retirement plan managed by the Fund’s investment advisor;

6.    individuals who reinvest the proceeds of redemptions from Class K or Class Y shares of another Munder Fund within 60 days of redemption;

7.    banks, trust companies and other financial institutions that trade for the accounts of their clients through the NSCC’s Trust Fund/SERV system;

16

8.    fee-based financial intermediaries or employee benefit plan consultants acting for the accounts of their clients; and

9.    qualified education savings plans established in accordance with Section 529 of the Internal Revenue Code.

You should inform the Funds or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies. The Funds or your broker or other financial intermediary may request additional information in order to verify your eligibility for the waiver.

For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions

You may qualify for reduced sales charges in the following cases:

Letter of Intent

If, over a 13-month period, you intend to purchase Class A shares of one or more Munder Funds that, in the aggregate, will total over $25,000, we will apply a sales charge to each of your purchases based on the aggregate level of investment. Sales charge reductions for Equity Funds (except the Index 500 Fund) begin when aggregate investments exceed $25,000. For the Index 500 Fund and all other Munder Funds, sales charge reductions begin when aggregate investments exceed $100,000.

To qualify, you must complete the Letter of Intent section of your Account Application or contact your broker or financial intermediary. By doing so, you indicate your non-binding intent to invest a certain amount over a 13-month period. Any sales charge on Class A shares you purchase during the 13 months will then be based on the total amount specified in your Letter of Intent. You can apply the market value of any class of shares of non-money market Munder Fund’s you own at the time you establish your Letter of Intent toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid on purchasing any such eligible shares). You should inform the Funds that you have a Letter of Intent each time you make an investment.

Although you are not obligated to purchase the amount specified in your Letter of Intent, if you purchase less than the amount specified, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made.

Right of Accumulation

For purposes of calculating the sales charge applicable at the time of a Class A shares purchase, an individual Shareholder may combine certain holdings and purchases, as described below. You may add to the amount of your purchase the market value of any class of shares of non-money market Munder Funds (regardless of the amount of any sales charge paid on such shares) already owned by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. When calculating the sales charge, you may also combine purchases of any class of shares of non-money market Munder Funds that are made by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary.

If you purchase shares directly from the Munder Funds, you should notify us to ensure you receive the proper reduction. If you purchase shares through a broker or other financial intermediary, you should

17

consult with your broker or financial intermediary prior to making a purchase.

Additional Information

In order to obtain a sales charge reduction under a Letter of Intent or Right of Accumulation, you should inform the Funds or your broker or other financial intermediary at the time of purchase of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales charge reduction. You also may need to provide the Funds or your broker or other financial intermediary information such as account statements in order to verify your eligibility for the sales charge reduction. This may include, if applicable, information or records regarding:

-	shares of the Munder Fund(s) held in all accounts you may have with a broker or another financial intermediary; and
-	shares of the Munder Fund(s) held at any financial intermediary in accounts of family members, such as your spouse or minor children.

For further information on sales charge reductions, call (800) 438-5789.

CDSCs

You are subject to a CDSC when you redeem:

-	Class A shares purchased within one year of redemption as part of an investment of $1 million or more if a sales commission was paid at the time of investment;
-	Class B shares within six years of buying them; or
-	Class C shares within one year of buying them.

These time periods include the time you held Class A, Class B or Class C shares of another Munder Fund which you may have exchanged for Class A, Class B or Class C shares of the International Bond Fund.

The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC.

The CDSC for Class A shares and Class C shares, if applicable, is 1.00%.

The CDSC schedule for Class B shares is set forth below.

Redemption	CDSC
Within One Year of Purchase	5.00%
Within Two Years of Purchase	4.00%
Within Three Years of Purchase	3.00%
Within Four Years of Purchase	3.00%
Within Five Years of Purchase	2.00%
Within Six Years of Purchase	1.00%
More than Six Years After Purchase	0.00%

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time). For example, assume an investor purchased 1,000 shares at $10 per share (for a total cost of $10,000). Three and one-half years later, assume the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, i.e., 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the

18

CDSC, at a rate of 3.00% (the applicable rate for redemptions made within four years of purchase).

CDSC WAIVERS

We will waive any otherwise applicable CDSC payable upon redemptions of Class B or Class C shares for:

-	redemptions made within one year after the death or permanent disability (as defined by the Social Security Administration) of a named owner in the account registration;
-	minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2; and
-

(Class B shares only) redemptions through a Systematic Withdrawal Plan (SWP) of up to 10% per year of an account’s NAV. For example, if your balance at the time a SWP is established is $12,000, you may establish a $100 monthly or $300 quarterly (or $1,200 annual for IRA or 403(b) accounts) SWP without being subject to a CDSC for the year. For more information about enrolling in a SWP, please see the Shareholder Guide.

Other waivers of the CDSC on Class B or Class C shares may apply. Please see the Fund’s Statement of Additional Information or call (800) 438-5789 for more details.

DISTRIBUTION AND SERVICE FEES

DISTRIBUTION AND SERVICE PLAN FEES

The Fund has a Distribution and Service Plan with respect to its Class A, Class B, Class C and Class K shares. The Plan permits the Fund to pay distribution and other fees for the sale of Class A, Class B and Class C shares and for services provided to shareholders of Class A, Class B, Class C and Class K shares.

Payments made under the Plan by Class A, Class B and Class C shares, but not payments made under the Plan by Class K shares, are made pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Fund may pay up to 0.25% of the daily net assets of the Fund attributable to Class A, Class B, Class C and Class K shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.75% of the daily net assets of the Fund attributable to Class B and Class C shares to finance activities relating to the distribution of those shares.

Because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A, Class B, Class C and Class K shares of the Fund, and may cost you more than paying other types of sales charges.

OTHER PAYMENTS TO THIRD PARTIES

In addition to paying fees under the Fund’s Distribution and Service Plan, the Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor, for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts

19

traded through registered securities clearing agents.

The Fund’s advisor or distributor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non- cash compensation to intermediaries who sell shares of the Fund, including affiliates of the advisor. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service and other fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Fund’s advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

In addition, while the Fund’s distributor typically pays to intermediaries most of the front-end sales charge applicable to sales of Fund shares by such intermediaries, the Fund’s distributor may on occasion pay the entire front-end sales charge to such intermediaries. For more information regarding these arrangements, please read “Additional Compensation Paid to Intermediaries” in the Statement of Additional Information.

From time to time, the Fund’s advisor or distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

The Fund’s NAV is calculated each day on which the New York Stock Exchange (NYSE) is open. The NAV per share is the value of a single Fund share. The Fund calculates NAV separately for each class. NAV is calculated by:

(1)	taking the total value of the Fund’s assets allocated to a particular class of shares,
(2)	subtracting the liabilities and expenses charged to that class, and
(3)	dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the Fund will accelerate its NAV calculation and transaction deadline to that time.

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Because foreign markets may be open at different times and on different days than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell

VALUING FUND SHARES

20

their shares. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. (Eastern Time).

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation should a significant event occur subsequent to the close of the foreign securities exchanges. The Fund may also fair value its foreign securities when a particular foreign market is closed but the Fund is open. This policy is intended to assure the Fund’s NAV appropriately reflects securities’ values at the time of pricing.

Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, and/or country specific information. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

In accordance with procedures established by the Board of Trustees to fair value the Fund’s securities, the advisor has established a pricing committee to serve as its formal oversight body for the valuation of the Fund’s securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees of the Fund at the next regularly scheduled quarterly meeting of the Board.

21

As a shareholder, you are entitled to your share of the Fund’s net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund declares and pays dividend distributions, if any, at least annually.

The Fund distributes its net realized capital gains, if any, at least annually.

DISTRIBUTIONS

It is possible that the Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital, generally a non-taxable distribution to the extent of (and in reduction of) a shareholder’s basis in the fund. You should treat any such distribution in excess of your basis in your shares as gain from a sale or exchange of the shares.

The Fund will generally pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application or notify the Fund by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS

Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. Because all or nearly all of the Fund’s income is from interest, distributions will not be eligible for the 15% rate on dividends. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not

22

paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

If the Fund satisfies various requirements (which it expects to satisfy) it may elect to pass through its foreign tax credits to its shareholders.

TAXES ON SALES OR EXCHANGES

If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you may, subject to certain restrictions, recognize a taxable loss on the sale of shares of the Fund.

OTHER CONSIDERATIONS

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

INVESTMENT ADVISOR

Founded in 1985, Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009, is the investment advisor of the Fund. As of June 30, 2007,MCM had approximately $29.6 billion in assets under management, made up of $12.3 billion in actively managed equity securities, $5.6 billion in fixed income securities and $11.7 billion in cash management assets.

MCM provides overall investment management for the Fund, and research and credit analysis concerning the Fund’s portfolio securities and is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended June 30, 2007, the Fund paid an advisory fee at an annual rate of 0.50% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustee’s approval of the investment advisory agreement for the Fund is available in the Fund’s Annual Report dated June 30, 2007.

MANAGEMENT OF THE FUND

23

PORTFOLIO MANAGEMENT TEAM

A team of professionals employed by MCM makes investment decisions for the Fund. The team consists of Peter G. Root, James R. Kelts and Sharon E. Fayolle. Mr. Root is the lead portfolio manager and makes final investment decisions for the Fund.

Peter G. Root, Managing Director, Chief Investment Officer, Fixed Income, has been a member of the Fund’s portfolio management team since January 2007. Mr. Root oversees MCM’s fixed income area, directing fixed income strategy, managing institutional portfolios, and trading securities. He also co-manages the Munder Bond Fund and the Munder Intermediate Bond Fund. Mr. Root joined MCM in 1991 as a fixed income portfolio manager, and has been actively managing portfolios and working with clients since that time.

James R. Kelts, CFA, Fixed Income Trader, has been a member of the Fund’s portfolio management team since January 2007. Mr. Kelts has been trading government and agency bonds and managing fixed income portfolios for MCM since April 2006. He joined MCM in December of 2003 as a Compliance Analyst. As a Compliance Analyst, he monitored and reviewed investment restrictions for fixed income accounts. Prior to joining MCM, Mr. Kelts worked as an Operations Analyst at Comerica Bank from November 2001 to December 2003.

Sharon E. Fayolle, Managing Director, Cash Management, has been a member of the Fund’s portfolio management team since joining MCM in 1996. Ms. Fayolle also oversees the management of cash and short-term fixed income portfolios and money market funds, as well as the trading of money market securities.

Additional information about the compensation of members of the portfolio management team, other accounts managed by these individuals, and their ownership of securities in the Fund is available in the Fund’s Statement of Additional Information.

24

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. Our website, www.munder.com, contains the Fund’s most recent annual and semi-annual reports. You may also obtain the annual and semi-annual reports and Statement of Additional Information without charge by calling (800) 438-5789.

INTERNATIONAL BOND FUND(a) (CLASS A)	Year Ended 6/30/07(b) Class A		Year Ended 6/30/06(b) Class A	Year Ended 6/30/05(b) Class A	Year Ended 6/30/04(b) Class A	Year Ended 6/30/03(b) Class A
Net asset value, beginning of period	$10.63		$11.44	$11.48	$11.50	$9.70

Income/(loss) from investment operations:
Net investment income	0.18		0.13	0.16	0.16	0.25
Net realized and unrealized gain/(loss) on investments	(0.04)		(0.41)	0.65	0.52	1.64

Total from investment operations	0.14		(0.28)	0.81	0.68	1.89

Less distributions:
Dividends from net investment income	(0.20)		(0.46)	(0.72)	(0.58)	(0.09)
Distributions from net realized gains	(0.00	)(c)	(0.07)	(0.13)	(0.12)	—

Total distributions	(0.20)		(0.53)	(0.85)	(0.70)	(0.09)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$10.57		$10.63	$11.44	$11.48	$11.50

Total return (d)	1.27%		(2.44)%	6.75%	5.82%	19.63%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,892		$5,079	$846	$5,576	$3,191
Ratio of operating expenses to average net assets	1.38%		1.40%	1.36%	1.41%	1.39%
Ratio of net investment income to average net assets	1.72%		1.25%	1.34%	1.37%	2.31%
Portfolio turnover rate	24%		14%	57%	64%	87%
Ratio of operating expenses to average net assets without expense waivers	1.38%		1.40%	1.36%	1.42%	1.40%

(a)	The Munder International Bond Fund Class A Shares commenced operations on October 17, 1996.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount represents less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

25

INTERNATIONAL BOND FUND(a) (CLASS B)	Year Ended 6/30/07(b) Class B		Year Ended 6/30/06(b) Class B	Year Ended 6/30/05(b) Class B	Year Ended 6/30/04(b) Class B	Year Ended 6/30/03(b) Class B
Net asset value, beginning of period	$10.43		$11.23	$11.26	$11.30	$9.53

Income/(loss) from investment operations:
Net investment income	0.10		0.11	0.06	0.07	0.16
Net realized and unrealized gain/(loss) on investments	(0.04)		(0.46)	0.66	0.50	1.63

Total from investment operations	0.06		(0.35)	0.72	0.57	1.79

Less distributions:
Dividends from net investment income	(0.18)		(0.38)	(0.62)	(0.49)	(0.02)
Distributions from net realized gains	(0.00	)(c)	(0.07)	(0.13)	(0.12)	—

Total distributions	(0.18)		(0.45)	(0.75)	(0.61)	(0.02)

Short-term trading fees	(0.00	)(c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$10.31		$10.43	$11.23	$11.26	$11.30

Total return (d)	0.51%		(3.17)%	6.13%	4.91%	18.75%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$359		$819	$1,758	$1,611	$1,784
Ratio of operating expenses to average net assets	2.12%		2.16%	2.11%	2.16%	2.14%
Ratio of net investment income to average net assets	0.95%		1.05%	0.55%	0.62%	1.56%
Portfolio turnover rate	24%		14%	57%	64%	87%
Ratio of operating expenses to average net assets without expense waivers	2.12%		2.16%	2.11%	2.17%	2.15%

(a)	The Munder International Bond Fund Class B Shares commenced operations on June 9, 1997.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount represents less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

26

INTERNATIONAL BOND FUND(a) (CLASS C)	Year Ended 6/30/07(b) Class C		Year Ended 6/30/06(b) Class C	Year Ended 6/30/05(b) Class C	Year Ended 6/30/04(b) Class C	Year Ended 6/30/03(b) Class C
Net asset value, beginning of period	$10.61		$11.41	$11.44	$11.46	$9.67

Income/(loss) from investment operations:
Net investment income	0.10		0.07	0.07	0.07	0.17
Net realized and unrealized gain/(loss) on investments	(0.04)		(0.42)	0.65	0.52	1.64

Total from investment operations	0.06		(0.35)	0.72	0.59	1.81

Less distributions:
Dividends from net investment income	(0.18)		(0.38)	(0.62)	(0.49)	(0.02)
Distributions from net realized gains	(0.00	)(c)	(0.07)	(0.13)	(0.12)	—

Total distributions	(0.18)		(0.45)	(0.75)	(0.61)	(0.02)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$10.49		$10.61	$11.41	$11.44	$11.46

Total return (d)	0.50%		(3.12)%	6.03%	5.02%	18.68%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$932		$919	$1,009	$1,662	$1,053
Ratio of operating expenses to average net assets	2.12%		2.16%	2.11%	2.16%	2.14%
Ratio of net investment income to average net assets	0.98%		0.67%	0.57%	0.62%	1.56%
Portfolio turnover rate	24%		14%	57%	64%	87%
Ratio of operating expenses to average net assets without expense waivers	2.12%		2.16%	2.11%	2.17%	2.15%

(a)	The Munder International Bond Fund Class C Shares commenced operations on June 4, 1998.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount represents less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

27

INTERNATIONAL BOND FUND(a) (CLASS K)	Year Ended 6/30/07(b) Class K		Year Ended 6/30/06(b) Class K	Year Ended 6/30/05(b) Class K	Year Ended 6/30/04(b) Class K	Year Ended 6/30/03(b) Class K
Net asset value, beginning of period	$10.63		$11.44	$11.48	$11.42	$9.72

Income/(loss) from investment operations:
Net investment income	0.18		0.16	0.15	0.18	0.25
Net realized and unrealized gain/(loss) on investments	(0.03)		(0.44)	0.66	0.58	1.54

Total from investment operations	0.15		(0.28)	0.81	0.76	1.79

Less distributions:
Dividends from net investment income	(0.20)		(0.46)	(0.72)	(0.58)	(0.09)
Distributions from net realized gains	(0.00	)(c)	(0.07)	(0.13)	(0.12)	—

Total distributions	(0.20)		(0.53)	(0.85)	(0.70)	(0.09)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$10.58		$10.63	$11.44	$11.48	$11.42

Total return (d)	1.36%		(2.44)%	6.75%	6.72%	18.55%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$22		$26	$5	$0 (e)	$0 (e)
Ratio of operating expenses to average net assets	1.38%		1.38%	1.36%	1.41%	1.39%
Ratio of net investment income to average net assets	1.72%		1.48%	1.36%	1.37%	2.31%
Portfolio turnover rate	24%		14%	57%	64%	87%
Ratio of operating expenses to average net assets without expense waivers	1.38%		1.38%	1.36%	1.42%	1.40%

(a)	The Munder International Bond Fund Class K Shares commenced operations on March 25, 1997.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount represents less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated.
(e)	Net assets at end of the period were less than $500.

28

INTERNATIONAL BOND FUND(a) (CLASS Y)	Year Ended 6/30/07(b) Class Y		Year Ended 6/30/06(b) Class Y	Year Ended 6/30/05(b) Class Y	Year Ended 6/30/04(b) Class Y	Year Ended 6/30/03(b) Class Y
Net asset value, beginning of period	$10.70		$11.52	$11.54	$11.56	$9.76

Income/(loss) from investment operations:
Net investment income	0.21		0.18	0.19	0.19	0.27
Net realized and unrealized gain/(loss) on investments	(0.04)		(0.44)	0.67	0.52	1.65

Total from investment operations	0.17		(0.26)	0.86	0.71	1.92

Less distributions:
Dividends from net investment income	(0.22)		(0.49)	(0.75)	(0.61)	(0.12)
Distributions from net realized gains	(0.00	)(c)	(0.07)	(0.13)	(0.12)	—

Total distributions	(0.22)		(0.56)	(0.88)	(0.73)	(0.12)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$10.65		$10.70	$11.52	$11.54	$11.56

Total return (d)	1.61%		(2.26)%	7.18%	6.06%	19.80%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$58,208		$58,167	$49,796	$46,103	$39,434
Ratio of operating expenses to average net assets	1.12%		1.16%	1.11%	1.16%	1.14%
Ratio of net investment income to average net assets	1.97%		1.65%	1.55%	1.62%	2.56%
Portfolio turnover rate	24%		14%	57%	64%	87%
Ratio of operating expenses to average net assets without expense waivers	1.12%		1.16%	1.11%	1.17%	1.15%

(a)	The Munder International Bond Fund Class Y Shares commenced operations on October 2, 1996.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount represents less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated.

29

SHAREHOLDER GUIDE

Dated October 31, 2007

The Shareholder Guide provides information regarding the purchase, redemption and exchange of shares of the Munder Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Munder Funds Class A, B, C, I, K, R & Y shares Prospectuses dated October 31, 2007. Not all Funds offer all classes of shares.

HOW TO REACH THE FUNDS

CONTACT SHAREHOLDER SERVICES

For account inquiries or information, literature, forms, etc.:

By telephone:

1-800-438-5789

By mail:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

By overnight delivery:	The Munder Funds

101 Sabin Street Pawtucket, RI 02860

For other inquiries or complaints:

By telephone:

1-800-468-6337

By mail:

The Munder Funds

Attn: Secretary

480 Pierce St. Birmingham, MI 48009

By e-mail:	fundcontact@munder.com

PURCHASE INFORMATION

WHO MAY PURCHASE SHARES

Class A & Class C Shares

All investors are eligible to purchase Class A or Class C shares.

Class B Shares

Class B Shares of the Munder Funds are available for purchase only as follows:

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B shares of a Munder Fund in additional Class B shares of that Fund;

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase Class B shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a

S - 1

trust for which the existing registered owner is the trustee or beneficiary;
-

401(k) retirement plans (and other similar group retirement plans) that offered Class B shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B shares of that Munder Fund and may purchase additional Class B shares of that Fund in existing participant accounts;

-

401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B shares of a Munder Fund as an investment option, may open participant accounts in Class B shares of that Fund; and

-

Any client or customer of a broker, financial intermediary or other financial institution that (i) received a sales presentation within the six months prior to February 28, 2007 that included Class B shares of one or more Munder Funds as an investment option and (ii) was identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B shares of a Munder Fund may purchase Class B shares.

If all Class B shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in this Shareholder Guide, then the shareholder’s account will be closed. Such former holders of Class B shares will not be able to buy additional Class B shares or reopen a Class B shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in this Shareholder Guide.

The Munder Funds reserve the right to revise the scope of the limited offering described above or to change these policies at any time.

Class K Shares

Customers (and their immediate family members) of banks and other institutions that have entered into agreements with the Funds to provide shareholder services for Class K shareholders may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. Financial institutions (or their nominees) acting on behalf of their customers, will normally be the holders of record of Fund shares and will reflect their customers’ beneficial ownership of shares in the account statements provided by them to their customers.

The Funds may refuse any purchase orders from ineligible investors who select Class K shares.

Class R Shares

Investors may purchase Class R shares only through participation in certain programs where program-level or omnibus accounts are held on the books of the Funds, including without limitation:

-	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit

S - 2

sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans; and
-	Managed account programs sponsored by a broker-dealer, registered investment adviser or bank trust department.

The Funds may refuse any purchase orders from ineligible investors who select Class R shares.

Class Y Shares

Only the following investors may purchase Class Y shares:

-

institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; and investment companies);

-	investment advisors, broker-dealers and other financial intermediaries acting for their own accounts or for the accounts of their clients;
-	Trustees and officers of the Munder Funds and their immediate family members;
-	employees and retired employees of the Funds’ investment advisor;
-	Munder Capital Management’s investment advisory clients; and
-	immediate family members of employees of the Funds’ investment advisor.

The Funds may refuse any purchase orders from ineligible investors who select Class Y shares.

Class I Shares

Individual investors and institutional investors may purchase Class I shares.

METHODS FOR PURCHASING SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Intermediary and/or Financial Institution

Any broker, financial intermediary or other financial institution authorized by the Munder Funds or the Funds’ distributor can sell you shares of the Funds. Please note that brokers, financial intermediaries or other financial institutions may charge you fees in connection with purchases of shares. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail

For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

You must also specify the Fund and class of shares you wish to purchase on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase may be refused or you may be invested in Class A shares, if offered.

S - 3

For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for the amount of your investment to the address listed above. We reserve the right to refuse investments of less than $50 and any form of payment, including without limitation cash, temporary checks, credit cards or third-party checks.

By Wire

For new accounts, you must complete, sign and mail an Account Application to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below. To obtain an Account Application, your account number or more information, call (800) 438-5789.

Wire Instructions

Bank ABA/Routing #: 031000053

Bank Account Number: 8606905396

Bank Account Name: The Munder Funds

RFB: (Fund Name and Class)

OBI: (Your Name and Acct #)

You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer (EFT)

For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Account Application with the Banking Information section completed and you must not decline your EFT purchase privilege. Once your account has been established, you can make investments by EFT.

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or visit www.munder.com to establish an Internet login and password for online transactions.

Please note that EFT transactions usually require two days to complete.

Through the Automatic Investment Plan (AIP)

Under an AIP, you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP without notice if your bank account has insufficient funds at the time of a scheduled deduction or for any other reason on 30 days’ written notice to you.

POLICIES FOR PURCHASING SHARES

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial

S - 4

institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

-	Name;

-	Date of birth (for individuals);

-	Residential or business street address (although post office boxes are still permitted for mailing); and

-	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, we may restrict your ability to purchase additional shares of a Fund until your identity is verified. We may also close your account or take other appropriate action if we are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed (less any applicable CDSC). In addition, you will not be entitled to recoup from the Funds any sales charges paid in connection with your purchase of Fund shares. Any otherwise applicable short-term trading fee will not, however, be assessed on accounts that are closed for this reason.

Investment Minimums

(Class A, B & C Shares)

With respect to any Class A, B or C shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class A, Class B and Class C shares is $2,500 per Fund for all accounts, with the following exceptions. The minimum initial investment for all types of Individual Retirement Accounts (IRAs), Education Savings Accounts (ESAs), 403(b), Uniform Gifts to Minors Act (UGMA) and Uniform Transfer to Minors Act (UTMA) accounts is $500. Subsequent investments of less than $50 per Fund for all account types may be refused. If you use the Automatic Investment Plan (AIP), the minimum initial and subsequent investment per Fund is $50.

Investment minimums do not apply to purchases made through eligible retirement plans (or similar group accounts) or eligible wrap-fee programs (or similar programs). For this purpose, “eligible

S - 5

retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees. “Eligible wrap-fee and similar programs” are those which have been approved by an officer of the Fund.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

If you wish to invest more than $50,000, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A or Class C shares. If you wish to invest more than $1 million, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A shares.

Investment Minimums

(Class K & R Shares)

There is no minimum initial or subsequent investment for Class K or Class R shares.

Investment Minimums (Class Y Shares)

With respect to any Class Y shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class Y shares is $1 million per Fund for each Class Y shares account.

A reduced initial investment minimum of $2,500 applies to investments made by clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds.

Investment minimums do not apply to purchases made through eligible retirement plans or similar group accounts. For this purpose, “eligible retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees.

Investment minimums do not apply to clients in wrap-fee programs or other asset-based advisory fee programs, where the sponsor has entered into a written agreement with the Funds to offer Class Y shares through the applicable program.

S - 6

Investment minimums do not apply to investments made by Trustees or officers of the Munder Funds or their immediate family members, employees of Munder Capital Management or their immediate family members, retired officers or employees of Munder Capital Management, or investment advisory clients of Munder Capital Management.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

Investment Minimums (Class I Shares)

Except as provided below, the minimum initial investment for Class I shares is $2 million per Fund for each Class I shares account.

Investment minimums do not apply to accounts held through an intermediary that maintains aggregate assets on behalf of its clients in a Fund equivalent to $10 million or greater and an average account size in the Fund equivalent to $200,000 or greater.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Accounts Below Minimums

For each account that you own, if your investment in Class A, Class B or Class C shares of a Fund does not meet the applicable account minimum, or you cease AIP contributions before reaching the applicable account minimum, you may increase your balance to that level (either by a single investment or through the AIP) or that Fund account may be charged a quarterly servicing fee of $6.

Exemptions from this fee apply to accounts held through brokers, financial intermediaries and other financial institutions that hold shares in street name or omnibus positions or through registered securities clearing agents.

To the extent feasible, we may waive low account balance fees on Class A or Class B shares accounts that do not meet the applicable amount minimum as a result of the par conversion of a Class B shares account to a Class A shares account. In addition, we reserve the right, in our sole discretion, to waive the imposition of this fee.

We further reserve the right, upon 30 days’ advance written notice, to redeem your Class A, Class B or Class C shares account (and forward the redemption proceeds to you) if its value is below the applicable minimum or to redeem your Class Y shares account if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice. Any otherwise applicable contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 30 days of your purchase.

Timing of Orders

Purchase orders must be received by the Funds or an authorized agent of the Funds, such as the Funds’ distributor or transfer agent, authorized dealer or third-party

S - 7

administrator, or other authorized financial intermediary, before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day’s NAV. Purchase orders received after that time will be accepted as of the next business day and will receive the NAV for the next business day.

REDEMPTION INFORMATION

METHODS FOR REDEEMING SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone

If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Funds must receive a redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet

If you did not decline the online redemption privilege on your Account Application and you have established an internet Personal

S - 8

Identification Number (PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

As with redemptions by telephone, the Funds must receive an online redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make internet redemptions from an IRA, ESA or 403(b) account.

Through the Systematic Withdrawal Plan (SWP)

If you have an account value of $5,000 or more in a Fund, you may redeem Class A, Class B or Class C shares on a monthly or quarterly basis. For IRA or 403(b) accounts, you may make redemptions on a monthly, quarterly or annual basis. In either case, the minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds. You may change or cancel a SWP at any time upon notice to the Funds. If you pay a sales charge on the purchase of Class A shares, you should not participate in a SWP. In addition, any applicable CDSC will be charged upon redemption of Class A, Class B or Class C shares.

By Writing a Check

Free checkwriting is available to Class A and Class Y shareholders of the Taxable Income Funds (other than the International Bond Fund), Tax-Free Income Funds and Money Market Funds who complete a Checkwriting Authorization Form and return it to us. Checks that are written in amounts less than $500 may be refused. You may not close a Fund account by writing a check. We may change or terminate this program on 30 days’ advance written notice to you.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent

In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). Please call (800) 438-5789 to determine the requirements for providing other instructions.

If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these methods.

Short-Term Trading Fee

A short-term trading fee may apply to redemptions of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

S - 9

Medallion Signature Guarantee

For your protection, a medallion signature guarantee is required for the following Class A, Class B and Class C redemption requests:

-	redemption proceeds greater than $50,000;
-	redemption proceeds not being made payable to the record owner of the account;
-	redemption proceeds not being mailed to the address of record on the account;
-	redemption proceeds being mailed to address of record that has changed within the last 30 days;
-	redemption proceeds being transferred to another Munder Fund account with a different registration;
-	change in ownership or registration of the account; or
-	changes to banking information without a voided check being supplied.

We reserve the right to require a medallion signature guarantee for other types of redemption requests, including Class K, Class R or Class Y share redemptions.

When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Financial Institutions

Shares held through a financial institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties

During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.

EXCHANGE INFORMATION

METHODS FOR EXCHANGING SHARES

Shareholders may exchange Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

S - 10

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration. All exchange requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

By Telephone

If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

By Internet

If you did not decline the online exchange privilege on your Account Application and you have established an internet Personal Identification Number (PIN), you may exchange shares by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

POLICIES FOR EXCHANGING SHARES

-	You may exchange your Fund shares for shares of the same class of other Munder Funds (if offered) based on their relative NAVs.

-

If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange. When Class A shares of a Munder Fund that were issued without the imposition of a sales charge are exchanged for Class A shares of another Munder Fund, you must pay any applicable sales charge at the time of the exchange unless you otherwise qualify for a waiver of the sales charge.

-

Class A shares of a money market fund that (1) were acquired through the use of the exchange privilege and (2) can be traced back to a purchase of one or more Munder Funds for which a sales charge was paid, may be exchanged for Class A shares of a Fund at NAV.

-	Class A, Class B and Class C shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

-	You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

-	A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

S - 11

-

Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker, financial intermediary or other financial institution or by calling the Munder Funds at (800) 438-5789.

-	Brokers or financial intermediaries may charge you a fee for handling exchanges.

-	We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Short-Term Trading Fee

A short-term trading fee may apply to exchanges of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES

AND REDEMPTIONS

-

We consider purchase, exchange or redemption orders to be in “proper form” when we receive all required information, including properly completed and signed documents. We may reject any requests that are not in proper form.

-	We reserve the right to reject any purchase order, including exchanges from other Munder Funds.

-	At any time, we may change any of our purchase, redemption or exchange practices or privileges, and may suspend the sale of Fund shares.

-	We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

-	To limit the Funds’ expenses, we no longer issue share certificates.

-	We may temporarily stop redeeming shares if:

(i)	the NYSE is closed;

(ii)	trading on the NYSE is restricted;

(iii)	an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

(iv)	the SEC orders the Fund to suspend redemptions.

-

We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor’s account, neither the Funds, Munder Capital Management, the Funds’ distributor nor the Funds’ transfer agent or any of their affiliates, officers or directors will be held responsible for any losses resulting from unauthorized transactions.

-	If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the

S - 12

account. If your account has been set up by a broker, financial intermediary or other financial institution, account activity will be detailed in their statements to you. Brokers, financial intermediaries and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

-	Brokers, financial intermediaries and other financial institutions may charge their customers a processing fee in connection with the purchase or redemption of Fund shares.

-

Normally we send redemption amounts to you on the next business day (but not more than seven days) after we receive your request in proper form, except as described below in the case of shares purchased by check. Same-day processing is available only for the Money Market Funds, provided we receive notice of the trade prior to the applicable cut-off time (see below).

-

If we receive notice of your intent to process a same-day trade and your purchase order for the Cash Investment Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 2:45 p.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 2:45 p.m. (Eastern time), you will receive dividends for that day.

If we receive notice of your intent to process a same-day trade and your purchase order for the Tax-Free Money Market Fund is received in proper form before 11:30 a.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 11:30 a.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 11:30 a.m. (Eastern time), you will receive dividends for that day.

-	We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

SHAREHOLDER PRIVILEGES

Reinstatement Privilege

For 60 days after you sell Class A, Class B or Class C shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge). This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A, B or C shares that were subject to a CDSC when redeemed. The Class A shares purchased under this privilege must be held in an account registered in the same name as the account from which the shares were redeemed and the amount being reinvested must be at least the required minimum investment amount. You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial intermediary must notify the Funds at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

S - 13

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

AND SHORT-TERM TRADING FEE

Policies and Procedures

The Funds are not intended to serve as vehicles for short-term trading. By realizing profits through short-term trading, investors that engage in rapid purchases and sales or exchanges of a Fund’s shares may dilute the value of shares held by long-term investors. Volatility resulting from excessive purchases and sales or exchanges of a Fund’s shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity resulting from market timing. Excessive purchases and sales or exchanges of a Fund’s shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity, which could cause the Fund to incur increased brokerage costs and to realize taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level volatility and investment volatility that is associated with patterns of excessive short-term trading activity. Any increased costs are borne by all Fund shareholders, including long-term investors who do not cause such costs to be incurred. All of these factors may adversely affect Fund performance. Funds investing in securities that are thinly traded, trade infrequently, or are more difficult to value (such as foreign securities, high yield debt securities and small-cap securities) may attract investors seeking to profit from short-term trading strategies that attempt to exploit the special valuation issues applicable to these types of securities to a greater degree than other types of securities. With respect to the Cash Investment Fund, a money market fund that attempts to maintain a stable net asset value, short-term trading does not generally pose the same issue for that Fund as for other Munder Funds.

The Board of Trustees of the Munder Funds has adopted policies and procedures to monitor for, and to discourage and take reasonable steps to prevent or minimize, investors from engaging in frequent purchases and redemptions of shares of the Munder Funds, to the extent deemed reasonable and practicable. The Funds will seek to apply these policies and procedures as uniformly as practicable.

The Munder Funds’ policies and procedures for identifying excessive short-term trading and market timing activities take into account a number of factors, including but not limited to the dollar amount and frequency of Fund trades. For purposes of these monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Pursuant to these policies and procedures, each Fund reserves the right to refuse any purchase or exchange request that, in the view of MCM, could adversely affect any Munder Fund or its operations, including any purchase or exchange request from any individual, group or account that is likely to engage in excessive trading, or any order that may be viewed as market-timing activity. If a Fund refuses a purchase or

S - 14

exchange request from a shareholder and that shareholder deems it necessary to redeem his or her account in the Fund, any CDSC that is applicable to such redemption transaction, as described in the Fund’s prospectus, will be assessed against those redemption proceeds.

The Funds will suspend or terminate any or all exchange privileges or suspend or terminate telephone and/or internet redemption privileges on accounts identified as engaging in excessive short-term trading or market timing activity in order to limit these types of trading practices. The Funds (other than a money market fund) also reserve the right in the future to limit the number of “round trip” exchanges an investor may make into and out of any Fund in order to discourage excessive short-term trading activities.

Although the Funds use a variety of methods to detect and deter excessive trading or market timing, the Funds cannot always know or reasonably detect such trading, particularly if it is facilitated by authorized financial intermediaries or done through omnibus account arrangements. The Funds’ ability to monitor and discourage market timing and excessive trading generally requires the cooperation of financial intermediaries to effectively implement policies and procedures with respect to accounts for which the Funds do not have sufficient identifying information. This cooperation cannot necessarily be assured. To the extent the Funds are able to identify market timing or excessive trading in these accounts, the Funds will use their reasonable and best efforts to uniformly apply their policies and procedures. However, there is no guarantee that this goal will be achieved. Finally, it is important to recognize that “market timing” and “excessive trading” are not clearly defined terms under applicable law. Consequently, trading activities that may not be considered by the management of the Munder Funds to be excessive or market timing could be interpreted differently by others and vice versa.

Short-Term Trading Fee

Consistent with the Funds’ policies and procedures, we may apply a 2% short-term trading fee if you redeem or exchange shares of the Asset Allocation Fund—Balanced, the Equity Funds or the International Bond Fund within 30 days of purchase. The fee will be applied based on net assets at the time of the transaction. Any applicable short-term trading fee is paid directly to the Fund from which you redeem or exchange your shares in order to, among other things, offset the costs of buying and selling securities. The fee, which is intended to discourage short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

The Funds will seek to apply short-term trading fees as uniformly as possible. Where operational limitations restrict the ability of the Funds to impose short-term trading fees or apply certain exemptions from the fees, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of short-term trading fees will vary. To the extent feasible, the following types of transactions will be exempt from short-term trading fees: shares purchased through the automatic reinvestment of dividend and capital gain distributions; shares redeemed to pay account-related fees; shares purchased through an automatic investment program or similar periodic investment plan; transactions associated

S - 15

with the automatic rebalancing of an account; shares purchased as a result of an employer contribution to a qualified retirement plan account; shares redeemed from shareholder accounts liquidated for failure to meet the minimum investment requirement; shares redeemed from a shareholder account for which the identity of the shareholder could not be determined within reasonable time after the account was opened; shares redeemed pursuant to a systematic withdrawal plan or similar periodic withdrawal plan; shares redeemed as part of a loan or hardship withdrawal from a qualified plan; shares redeemed to repay a loan from a qualified retirement account; shares redeemed for payment of involuntary fees; shares redeemed as part of a required distribution from a qualified retirement plan or IRA; shares redeemed upon the death or disability of an owner of record of an account; and any other involuntary redemption and/or exchange transactions, including those required by law or regulation, a regulatory agency, a court order, or as a result of a liquidation of a Fund by the Board of Trustees.

Accounts exempt from the imposition of short-term trading fees are: accounts held through omnibus and plan level retirement accounts for which third-party recordkeepers do not assess redemption fees on such accounts; accounts that hold omnibus share positions for the dealer, and the underlying dealer customer accounts, for which the dealer does not assess redemption fees on such accounts; accounts for which the beneficial owner is an asset allocation fund or funds (or similar pooled investment vehicle) that rebalances no more frequently than quarterly; and wrap fee program accounts for which the program sponsor has entered into a form of fee waiver agreement with the Funds. In addition, we reserve the right to waive the short-term trading fees in certain limited circumstances where the Funds determine the transaction does not pose the risks that the Funds’ policies and procedures are designed to mitigate. Such waivers are subject to the advance written approval of two officers of the Funds and are reported to the Board of Trustees.

S - 16

ADDITIONAL INFORMATION

Information relating to purchases and sales of shares of the Fund is provided in the Shareholder Guide, which is incorporated by reference into (and is considered a part of) this prospectus.

More information about the Fund is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

The Fund’s Statement of Additional Information provides more detail about the Fund and its investment strategies, risks and restrictions. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (and is considered part of) this prospectus.

SHAREHOLDER INQUIRIES:

By e-mail:	fundcontact@munder.com

By telephone:	1-800-468-6337

By mail:	The Munder Funds

Attn: Secretary

480 Pierce Street

Birmingham, MI 48009

Distributor: Funds Distributor, Inc.

SEC File Number: 811-21294

TO OBTAIN INFORMATION:

By telephone:	1-800-438-5789

By mail:	The Munder Funds

P.O. Box 9701

Providence, RI 02940-9701

By overnight delivery:	The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

By web:	www.munder.com

You may find more information about the Fund online. This website is not considered part of the prospectus.

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-0102.

PROINTLBD1007

Munder International Fund—Core Equity

PROSPECTUS

October 31, 2007

Save paper and receive this document electronically. Sign up for electronic delivery at

www.munderfunds.com/edelivery

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

CLASS A SHARES

(MAICX)

CLASS C SHARES

(MICCX)

CLASS K SHARES

(MICKX)

CLASS R SHARES

(MICRX)

CLASS Y SHARES

(MICYX)

CLASS I SHARES

(MICIX)

Munder International Fund—Core Equity

CLASS A, C, Y & I SHARES

This prospectus describes the goal and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on the Fund’s investment strategies and risks, please read the section entitled “More About the Fund.” Certain terms used in this prospectus are defined in the Glossary. Unless this prospectus expressly provides otherwise, each goal, strategy and policy of the Fund may be changed by action of the Board of Trustees without shareholder approval.

GOAL AND PRINCIPAL

INVESTMENT STRATEGIES

Goal

The Fund’s goal is to provide long-term growth of capital.

Principal Investment Strategies

The Fund pursues its goal by investing principally in securities of companies in countries represented in the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index.

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. This investment strategy may not be changed without 60 days’ prior notice to shareholders. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.

The Fund may also invest in futures contracts, including equity index futures contracts based primarily on the indices of countries included in the MSCI EAFE Index.

The Fund may invest up to 20% of its assets in emerging market countries but will not invest more than 5% of its assets in companies located in any one emerging market country.

The Fund may invest in exchange-traded funds (ETFs) to manage cash.

The advisor employs a bottom-up investment approach that emphasizes individual stock selection.

-	Stock Selection

The advisor uses a quantitative investment process and traditional qualitative analysis to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts.

-	Country Allocations

The advisor seeks to generally allocate country weights in accordance with the MSCI EAFE Index. Deviations from the MSCI EAFE Index weights may occur. The Fund invests in a minimum of ten countries.

-	Sector and Industry Allocations

The advisor uses the sector and industry allocations of the MSCI EAFE Index as a guide, but allocations may differ from those of the MSCI EAFE Index.

The Fund’s stock selection process is designed to produce a diversified portfolio that, relative to the MSCI EAFE Index, frequently has a below-average price/

1

PRINCIPAL RISKS

earnings ratio and an above-average earnings growth trend.

All investments carry some degree of risk that will affect the value of the Fund’s portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

-	Stock Market Risk

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

-	Stock Selection Risk

In addition to, or in spite of, the impact of movements in the overall stock market, the value of the Fund’s investments may decline if the particular companies in which the Fund invests do not perform well in the market.

-	Growth Investing Risk

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of growth stocks also may fall or fail to appreciate as anticipated by the advisor, regardless of movements in the securities markets.

-	Foreign Securities Risk

The Fund’s investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities and can affect the Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investment in securities denominated in a foreign currency or may widen existing losses. To the extent that the Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Emerging Market Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign

2

investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, should the Fund invest in emerging market countries, it may be required to establish special custody or other arrangements before investing. In addition, because the securities settlement procedures are less developed in these countries, the Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. The possible establishment of exchange controls or freezes on the convertibility of currency might adversely affect an investment in foreign securities.

Geographic Risk: If the Fund concentrates its investments in issuers located or doing business in any country or region, factors adversely affecting that country or region will affect the Fund’s net asset value more than would be the case if the Fund had made more geographically diverse investments. The economies and financial markets of certain regions, such as Latin America or Asia, can be highly interdependent and decline all at the same time.

Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund’s foreign investments.

Regulatory Risk: Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

-	ETF Risk

ETFs are investment companies that are bought and sold on a securities exchange. When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses. The risk of owning an ETF generally reflects the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

-	Derivatives Risk

The Fund may suffer a loss from its use of futures contracts, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

3

PERFORMANCE

Performance history will be available for the Fund after it has been in operation for a full calendar year.

4

FEES & EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

SHAREHOLDER FEES paid directly from your investment	Class A Shares	Class C Shares	Class K Shares	Class R Shares		Class Y Shares	Class I Shares
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)	5.5%(a)	None	None	None		None	None
Maximum Contingent Deferred Sales Charge (CDSC) (as a % of the lesser of original purchase price or redemption proceeds)	None(b)	1%(c)	None	None		None	None
Maximum Sales Charge (load) imposed on reinvested dividends	None	None	None	None		None	None
Redemption Fees	2%(d)	2%(d)	2%(d)	2%(d)		2%(d)	2%(d)
Exchange Fees	None	None	None	None		None	None

ANNUAL FUND OPERATING EXPENSES paid from Fund assets (as a % of net assets)	Class A Shares	Class C Shares	Class K Shares	Class R Shares		Class Y Shares	Class I Shares
Management Fees	0.80%	0.80%	0.80%	0.80%		0.80%	0.80%
Distribution and /or Service (12b-1) Fees	0.25%	1.00%	0.00%	0.50%	(i)	0.00%	0.00%
Non-12b-1 Service Plan Fees	0.00%	0.00%	0.25%	0.00%		0.00%	0.00%
Other Expenses (e)	0.61%	0.61%	0.61%	0.61%		0.61%	0.35%
Acquired Fund Fees and Expenses (f)	0.02%	0.02%	0.02%	0.02%		0.02%	0.02%

Total Annual Fund Operating Expenses Before Waivers (e)	1.68%	2.43%	1.68%	1.93%		1.43%	1.17%

Fees Waiver and/or Expense Reimbursement (g)	-0.05%	-0.05%	-0.05%	-0.05%		-0.05%	-0.05%
Total Net Annual Fund Operating Expenses Including Acquired Fund Fees and Expenses (g)(h)	1.63%	2.38%	1.63%	1.88%		1.38%	1.12%

(a)	The sales charge declines as the amount invested increases.
(b)	A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. If you redeem within one year of purchase Class A shares that were purchased with no initial sales charge as part of an investment of $1 million or more, a 1% CDSC may apply upon redemption.
(c)	The CDSC applies to redemptions of Class C shares within one year of purchase.
(d)	A short-term trading fee of 2% may be assessed on redemptions within 30 days of purchase. The short-term trading fee will not be assessed on accounts that are redeemed within the 30-day period because they do not meet the applicable minimum or because the Fund is unable to verify an accountholder’s identity within a reasonable time after the account is opened.
(e)	Other Expenses and Total Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

5

(f)	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses reflect the pro-rata portion of the fees and expenses charged by any underlying funds in which the Fund may invest, including money market funds and ETFs.
(g)	Pursuant to an Expense Limitation Agreement, MCM has agreed contractually to waive or limit fees or to assume other expenses of the Fund so that, on an annualized basis, the Total Net Annual Operating Expenses (other than taxes, interest, litigation, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and Acquired Fund Fees and Expenses (as interpreted by the U.S. Securities and Exchange Commission from time to time)) do not exceed 1.61% of Class A shares, 2.36% of Class C shares, 1.61% of Class K shares, 1.86% of Class R shares 1.36% of Class Y shares or 1.10% of Class I shares through at least October 31, 2008. There is no guarantee that the Expense Limitation Agreement (or the Fee Waiver and/or Expense Reimbursement by MCM) will continue after that date or will continue at the currently specified level. In addition, the Fund and MCM have entered into a Fee Waiver and Expense Payment Reimbursement Agreement pursuant to which the Fund (at a later date) may reimburse MCM for the fees it waived or limited and other expenses assumed and paid by MCM pursuant to the Expense Limitation Agreement during any of the prior three fiscal years provided that, among other things, reimbursement to be made to MCM does not cause Total Net Annual Operating Expenses (excluding Acquired Fund Fees and Expenses) of the Fund to exceed the limits stated above and the Board of Trustees has approved in advance such reimbursement payment to MCM.
(h)	Excluding Acquired Fund Fee and Expenses, Total Net Annual Operating Expenses of the Fund’s Class A, Class C, Class K, Class R, Class Y and Class I shares will be 1.61%, 2.36%, 1.61%, 1.86%, 1.36% and 1.10%, respectively.
(i)	The Fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class R shares that allows the Fund to use up to 1.00% of the average daily net assets attributable to Class R shares of the Fund to pay distribution and other fees in connection with the sale of its Class R shares. However, under the Fund’s Distribution Agreement, such fees are limited to payments at an annual rate equal to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A Shares	Class C Shares*	Class C Shares**	Class K Shares	Class R Shares	Class Y Shares	Class I Shares
1 Year	$707	$341	$241	$166	$191	$140	$114
3 Years	$1,036	$742	$742	$514	$591	$437	$356

*	Assumes you sold your shares at the end of the time period.
**	Assumes you stayed in the Fund.

6

GLOSSARY

The Glossary explains certain terms used throughout this prospectus.

Convertible Securities are bonds or preferred stocks that may be converted (exchanged) into the common stock of the issuing company within a specified time period or a specified number of shares. Convertible securities offer the Fund a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

Depositary Receipts are U.S. dollar-denominated receipts representing shares of foreign-based corporations and Depositary Shares are shares issued under a deposit agreement representing shares of foreign-based corporations. American Depositary Receipts (ADRs) and American Depositary Shares (ADSs) are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out of the underlying foreign assets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are issued by European financial institutions. New York Registered Shares (NYRs), also known as Guilder Shares since most of the issuing companies are Dutch, are U.S. dollar-denominated certificates issued by foreign companies specifically for the U.S. market.

Equity Securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or may be unlisted.

Warrants are rights to purchase securities at a specified time at a specified price.

Foreign Securities include direct investments in non-U.S. dollar-denominated securities that are traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers that are traded in the U.S. Foreign securities also include indirect investments such as ADRs, ADSs, EDRs and GDRs.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers’ acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. government securities.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

Fixed Income or Debt Securities are securities that pay interest at set times at either fixed, floating or variable rates, or which are issued at a discount to their principal amount instead of making

7

periodic interest payments. Fixed income securities include corporate bonds, debentures and other similar corporate debt instruments, zero coupon bonds and variable amount master demand notes.

NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS

In determining the rating of an investment, the Fund may rely on credit ratings issued by credit rating agencies registered with the SEC as nationally recognized statistical rating organizations (NRSROs). The following rating agencies are NRSROs:

Moody’s Investor Service, Inc. (Moody’s)

Fitch Ratings, Inc. (Fitch)

Standard & Poor’s Rating Services (S&P)

MORE ABOUT THE FUND

This section describes certain other applicable investment strategies and risks of the Fund. The Fund may use other techniques and invest in other securities and is subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Fund’s principal investment strategies and principal risks please read the sections entitled “Goal and Principal Investment Strategies” and “Principal Risks” beginning on page 1 of this prospectus.

OTHER INVESTMENT STRATEGIES AND RISKS

BORROWING

-	Investment Strategy

The Fund may borrow from banks in an amount up to 33 1/ 3% of the Fund’s assets, including the amount borrowed. The Fund may also issue a note evidencing a temporary loan (i.e., one that must be repaid within 60 days), as long as it does not exceed 5% of the Fund’s total assets.

-	Special Risks

Borrowings by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund’s net asset value will decline in value by proportionately more than the decline in value of the securities.

DERIVATIVES

Derivative instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, and forward currency exchange contracts.

-	Investment Strategy

The Fund may, but is not required to, use derivatives for hedging (attempting

8

to reduce risk by offsetting one investment position with another), for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. Hedging may relate to a specific investment, a group of investments, or a Fund’s portfolio as a whole. The Fund will not use derivatives for speculative purposes.

There can be no assurance that the Fund will use derivatives to hedge any particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful.

-	Special Risks

The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, the Fund may realize additional income gains or losses.

-	Investment Strategy

The Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 33 1/3% of the value of the Fund’s total assets (including the loan collateral).

-	Special Risks

The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

TEMPORARY AND DEFENSIVE INVESTING

The Fund may invest all or any portion of its assets in short-term obligations, such as U.S. government obligations, high-quality money market instruments, repurchase agreements with maturities of 13 months or less and exchange-traded funds.

-	Investment Strategy

The Fund may invest in short-term obligations, pending investment, in order to meet redemption requests or as a defensive measure in response to adverse market or economic conditions.

9

-	Special Risks

The Fund may not achieve its investment objective when its assets are invested in short-term obligations.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS

A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued.

A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

-	Special Risks

Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the counterparty may fail to deliver the security or cash on the settlement date.

FIXED INCOME SECURITIES

The Fund may invest in high grade fixed income securities and may invest in preferred stocks of any credit quality if common stocks of the relevant company are not available. Many fixed income securities are rated by NRSROs. A security is considered high grade if, at the time of purchase, it is rated:

•	A or higher by S&P;
•	A or higher by Moody’s;
•	A or higher by Fitch; or
•	a comparable rating by another NRSRO.

-	Investment Strategy

Fixed income securities purchased by the Fund will generally be rated at least A by S&P, Moody’s or Fitch, except that the Fund may also invest in unrated securities if the advisor believes they are comparable in quality.

-	Special Risks

Fixed income securities are subject to credit risk and interest rate risk. Subsequent to its purchase by the Fund, an unrated security may be rated, a rated security may cease to be rated or rated security’s rating may be reduced. The advisor will consider such an event in determining whether the Fund should continue to hold the security.

PUBLICATION OF PORTFOLIO HOLDINGS

The Fund publishes a complete list of its portfolio holdings as of the end of each calendar month not earlier than 30 days after the end of such month on the Munder Funds website (www.munder.com) under the “All Holdings” link on the Fund’s Profile Page. The three most recent previously published month-end portfolio holdings lists can be accessed through the “Historical All Holdings” link on the Fund’s Profile Page. The Fund may also publish other information on the Fund’s Profile Page relating to its portfolio holdings (e.g., top ten holdings, sector information and other portfolio characteristic data) as of the end of the

10

calendar month not earlier than 15 days after the end of such month. A description of the Fund’s policies and procedures with respect to the disclosure of information regarding the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

YOUR INVESTMENT

PURCHASING SHARES

You may purchase Class A shares of the Fund at the net asset value (NAV) next determined after your purchase order is received in proper form, plus any applicable sales charge.

You may purchase Class C, Class Y or Class I shares of the Fund at the NAV next determined after your purchase order is received in proper form.

Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding eligibility requirements.

Broker-dealers or financial intermediaries (other than the Fund’s distributor) may charge you additional fees for shares you purchase through them.

For information regarding policies and procedures associated with purchasing shares of the Fund, including minimum investment requirements, please see the Shareholder Guide.

EXCHANGING SHARES

You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs.

For information regarding policies and procedures associated with exchanging shares, please see the Shareholder Guide.

REDEEMING SHARES

You may redeem shares at the NAV next determined after your redemption request is received in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC) and/or short-term trading fee.

For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the Shareholder Guide.

SHARE CLASS SELECTION

The Fund offers Class A, Class C, Class Y and Class I shares through this prospectus. A summary comparison of the various classes appears in the table below. Please see the Shareholder Guide for more information regarding each class of shares.

Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase, the intended length of your investment and your eligibility to purchase those shares. In estimating the costs of investing in a particular class of shares, you should consider both ongoing annual expenses, including

11

applicable Rule 12b-1 distribution and service fees and/or other service fees as described in the section entitled “Distribution and Service Fees,” and any initial sales charge or CDSC.

Class A Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement or education savings plan.

Initial Sales Charge	Up to 5.50% (reduced for purchases of $25,000 or more, and eliminated for purchases of $1 million or more and certain categories of investors).

Contingent Deferred Sales Charge	None (except that a 1.00% charge applies on certain redemptions made within one year of a $1 million investment for which no sales charge was paid).

Distribution and/or Service Fees	Rule 12b-1 fees of 0.25% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	None

Conversion Feature	None
Class C Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge	1.00% on redemptions made within one year of purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	$1 million

Conversion Feature	None
Class K Shares
Purchase Availability	Available only through selected financial institutions. Not available for direct investment in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Service fees of 0.25% annually.

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	None

12

Class R Shares
Purchase Availability	May only be purchased through employer-sponsored retirement plans or other similar programs through which group-level investments are made in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Rule 12b-1 fees of 0.50% annually.

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	None

Class Y Shares
Purchase Availability	Available only to institutional investors, investors purchasing through financial intermediaries, investors purchasing through retirement plans that meet certain conditions, and investors with specific relationships with Munder Capital Management or the Munder Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	None

Initial Purchase Minimum	$1 million (reduced or eliminated for certain categories of investors).

Purchase Maximum	None

Conversion Feature	None

Class I Shares
Purchase Availability	Available to individual or institutional investors.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	None

Initial Purchase Minimum	$2 million (reduced for certain categories of investors).

Purchase Maximum	None

Conversion Feature	None

13

APPLICABLE SALES CHARGES

Access to the following information is available through the Munder Funds website at www.munder.com under the “Sales Charges and Fees” link on the Fund’s Profile Page.

FRONT-END SALES CHARGE - CLASS A SHARES

You can purchase Class A shares at the offering price, which is the NAV plus an initial sales charge. Shares purchased through reinvestment of distributions are not subject to a sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are as follows:

	Sales Charge* as a Percentage of
	Offering Price %		Net Amount Invested %
Less than $25,000	5.50		5.82
$25,000 but less than $50,000	5.25		5.54
$50,000 but less than $100,000	4.50		4.71
$100,000 but less than $250,000	3.50		3.63
$250,000 but less than $500,000	2.50		2.56
$500,000 but less than $1,000,000	1.50		1.52
$1,000,000 or more	None	**	None	**

*	Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages
**	No initial sales charge applies on investments of $1 million or more; however, a CDSC of 1% is imposed on certain redemptions within one year of purchase.

SALES CHARGE WAIVERS AND REDUCTIONS - CLASS A SHARES

General

We will waive the initial sales charge on Class A shares for the following types of purchasers:

1.    investors that have an investment account with the Fund’s investment advisor;

2.    full-time employees and retired employees of the Fund’s investment advisor or its affiliates, employees of the Fund’s service providers, and immediate family members of the foregoing persons;

3.    registered broker-dealers, financial intermediaries, or their agents that have entered into selling agreements with the Fund’s distributor, if the shares are (a) purchased for their own accounts, (b) purchased for retirement plans of their employees or (c) sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;

4.    qualified employee benefit plans, employer-sponsored retirement plans and other employer-sponsored plans or accounts that meet certain criteria established by the Funds;

5.    individuals who reinvest distributions from a qualified retirement plan managed by the Fund’s investment advisor;

6.    individuals who reinvest the proceeds of redemptions from Class Y or Class I

14

shares of another Munder Fund within 60 days of redemption;

7.    banks, trust companies and other financial institutions that trade for the accounts of their clients through the NSCC’s Trust Fund/SERV system;

8.    fee-based financial intermediaries or employee benefit plan consultants acting for the accounts of their clients; and

9.    qualified education savings plans established in accordance with Section 529 of the Internal Revenue Code.

You should inform the Funds or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies. The Funds or your broker or other financial intermediary may request additional information in order to verify your eligibility for the waiver.

For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions

You may qualify for reduced sales charges in the following cases:

Letter of Intent

If, over a 13-month period, you intend to purchase Class A shares of one or more Munder Funds that, in the aggregate, will total over $25,000, we will apply a sales charge to each of your purchases based on the aggregate level of investment. Sales charge reductions for Equity Funds (except the Index 500 Fund) begin when aggregate investments exceed $25,000. For the Index 500 Fund and all other Munder Funds, sales charge reductions begin when aggregate investments exceed $100,000.

To qualify, you must complete the Letter of Intent section of your Account Application or contact your broker or financial intermediary. By doing so, you indicate your non-binding intent to invest a certain amount over a 13-month period. Any sales charge on Class A shares you purchase during the 13 months will then be based on the total amount specified in your Letter of Intent. You can apply the market value of any class of shares of non-money market Munder Funds you own at the time you establish your Letter of Intent toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid on purchasing any such eligible shares). You should inform the Funds that you have a Letter of Intent each time you make an investment.

Although you are not obligated to purchase the amount specified in your Letter of Intent, if you purchase less than the amount specified, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made.

Right of Accumulation

For purposes of calculating the sales charge applicable at the time of a Class A shares purchase, an individual shareholder may combine certain holdings and purchases, as described below. You may add to the amount of your purchase the market value of any class of shares of non-money market Munder Funds (regardless of the amount of any sales charge paid on such shares) already owned by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. When calculating the sales charge, you may also combine purchases of any class of shares of non-money market Munder Funds that are made by you, your spouse (or domestic

15

partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary.

If you purchase shares directly from the Munder Funds, you should notify us to ensure you receive the proper reduction. If you purchase shares through a broker or other financial intermediary, you should consult with your broker or financial intermediary prior to making a purchase.

Additional Information

In order to obtain a sales charge reduction under a Letter of Intent or Right of Accumulation, you should inform the Funds or your broker or other financial intermediary at the time of purchase of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales charge reduction. You also may need to provide the Funds or your broker or other financial intermediary information such as account statements in order to verify your eligibility for the sales charge reduction. This may include, if applicable, information or records regarding:

-	shares of the Munder Fund(s) held in all accounts you may have with a broker or another financial intermediary; and
-	shares of the Munder Fund(s) held at any financial intermediary in accounts of family members, such as your spouse or minor children.

For further information on sales charge reductions, call (800) 438-5789.

CDSCs

You are subject to a CDSC when you redeem:

-	Class A shares purchased within one year of redemption as part of an investment of $1 million or more if a sales commission was paid at the time of investment; or
-	Class C shares within one year of buying them.

These time periods include the time you held Class A or Class C shares of another Munder Fund which you may have exchanged for Class A or Class C shares of the International Fund—Core Equity.

The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC.

The CDSC for Class A shares and Class C shares, if applicable, is 1.00%.

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 per share (for a total cost of $10,000). Three and one-half years later, assume the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, i.e., 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the

16

$6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate for redemptions made within four years of purchase).

CDSC Waivers

We will waive any otherwise applicable CDSC payable upon redemptions of Class C shares for:

-	redemptions made within one year after the death or permanent disability (as defined by the Social Security Administration) of a named owner in the account registration; and
-	minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2;

Other waivers of the CDSC on Class C shares may apply. Please see the Fund’s Statement of Additional Information or call (800) 438-5789 for more details.

DISTRIBUTION AND SERVICE FEES

DISTRIBUTION AND SERVICE PLAN FEES

The Fund has a Distribution and Service Plan with respect to its Class A, Class C, Class K and Class R shares. The Plan permits the Fund to pay distribution and other fees for the sale of Class A, Class C and Class R shares and for services provided to shareholders of Class A, Class C and Class R shares.

Payments made under the Plan by Class A, Class C and Class R shares, but not payments made under the Plan by Class K shares, are made pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Fund may pay up to 0.25% of the average daily net assets of the Fund attributable to Class A, Class C and Class R shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.75% of the average daily net assets of the Fund attributable to Class C and Class R shares to finance activities relating to the distribution of those shares. However, under the Fund’s Distribution Agreement, the distribution and service fees payable with respect to the Class R shares are limited to payments at an annual rate equal to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.

Because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A, Class C, Class K and Class R shares of the Fund, and may cost you more than paying other types of sales charges.

OTHER PAYMENTS TO THIRD PARTIES

In addition to paying fees under the Fund’s Distribution and Service Plan, the Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor, for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of

17

record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Fund’s advisor or distributor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund, including affiliates of the advisor. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service and other fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Fund’s advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

In addition, while the Fund’s distributor typically pays to intermediaries most of the front-end sales charge applicable to sales of Fund shares by such intermediaries, the Fund’s distributor may on occasion pay the entire front-end sales charge to such intermediaries. For more information regarding these arrangements, please read “Additional Compensation Paid to Intermediaries” in the Statement of Additional Information.

From time to time, the Fund’s advisor or distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

VALUING FUND SHARES

The Fund’s NAV is calculated each day on which the New York Stock Exchange (NYSE) is open. The NAV per share is the value of a single Fund share. The Fund calculates NAV separately for each class. NAV is calculated by:

(1)	taking the total value of the Fund’s assets allocated to a particular class of shares,
(2)	subtracting the liabilities and expenses charged to that class, and
(3)	dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the Fund will accelerate its NAV calculation and transaction deadlines to that time.

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Because foreign markets may be

18

open at different times and on different days than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell their shares. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. (Eastern Time).

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation should a significant event occur subsequent to the close of the foreign securities exchanges. In the event of a significant change in the value of U.S. equity markets, as represented by the S&P 500 Index or other appropriate benchmark, following the close of the overseas exchange or markets for the securities in which the Fund invests, an adjustment to the value of the Fund or one or more securities held by the Fund may be applied in accordance with procedures approved by the Fund’s Board of Trustees. The Fund may also fair value its foreign securities when a particular foreign market is closed but the Fund is open. This policy is intended to assure the Fund’s NAV appropriately reflects securities’ values at the time of pricing.

Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country specific information. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

19

In accordance with procedures established by the Board of Trustees to fair value the Fund’s securities, the advisor has established a pricing committee to serve as its formal oversight body for the valuation of the Fund’s securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees of the Fund at the next regularly scheduled quarterly meeting of the Board.

DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund’s net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund declares and pays dividend distributions, if any, at least annually.

The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital, generally a non-taxable distribution to the extent of (and in reduction of) a shareholder’s basis in the Fund. You should treat any such distribution in excess of your basis in your shares as gain from a sale or exchange of the shares.

The Fund will generally pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application or notify the Fund by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS

Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be

20

taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Currently law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on certain corporate stock. A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. The lower tax rates on long-term capital gains and qualifying dividends are currently scheduled to expire after 2010.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

If the Fund satisfies various requirements which it expects to satisfy, it may elect to pass through its foreign tax credits to its shareholders.

TAXES ON SALES OR EXCHANGES

If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you may, subject to certain restrictions, recognize a taxable loss on the sale of shares of the Fund.

OTHER CONSIDERATIONS

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

21

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

Founded in 1985, Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009, is the investment advisor of the Fund. As of June 30, 2007, MCM had approximately $29.6 billion in assets under management, made up of $12.3 billion in actively managed equity securities, $5.6 billion in fixed income securities and $11.7 billion in cash management assets.

MCM provides overall investment management for the Fund, and research and credit analysis concerning the Fund’s portfolio securities and is responsible for all purchases and sales of portfolio securities.

The advisory fee for the Fund is paid at an annual rate of 0.80% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund will be available in the Fund’s Semi-Annual Report dated December 31, 2007.

PORTFOLIO MANAGEMENT TEAM

A team of professionals employed by MCM makes investment decisions for the Fund. The team consists of Remi J. Browne, Peter S. Carpenter, Robert D. Cerow, Peter J. Collins, John W. Evers, Daniel B. LeVan and Jeffrey R. Sullivan. Mr. Browne is the lead portfolio manager and has final investment authority for the Fund. Mr. Carpenter is co-manager of the Fund, and the other team members provide analytical support for Mr. Browne. Mr. Browne covers the financials sector, Mr. Carpenter covers the consumer discretionary and industrials sectors, Mr. Cerow covers the telecommunication services sector, Mr. Collins covers the utilities sector, Mr. Evers covers the energy sector, Mr. LeVan covers the health care and technology sectors, and Mr. Sullivan covers the consumer staples and materials sectors.

Remi J. Browne, CFA, Managing Director—International Equity Team, has been lead manager of the Fund since the inception of the Fund. He is also a member of the portfolio management teams for the Munder International Small-Mid Cap Fund and the Munder Asset Allocation Fund—Balanced, as well as lead manager of MCM’s international core equity discipline, a member of the team managing MCM’s international small-cap equity discipline, and lead analyst of the financials sector for the international team. Immediately before joining MCM in August 2007, Mr. Browne was a Senior Vice President and Portfolio Manager for The Boston Company Asset Management (including its predecessor firms), where he led an international equity team for 11 years.

Peter S. Carpenter, CFA, Senior Portfolio Manager, has been co-manager of the Fund since the inception of the Fund. He is also a member of the portfolio management team for the Munder International Small-Mid Cap Fund, as well as co-manager of MCM’s international core equity discipline, a member of the team managing MCM’s international small-cap equity discipline, and lead analyst of the consumer discretionary and industrials sectors for the international team. Immediately before joining MCM in August 2007, Mr. Carpenter was a Senior

22

Vice President for The Boston Company Asset Management (including its predecessor firms), where he was co-manager of their international equity products and served as an analyst for 10 years.

Robert D. Cerow, CFA, Equity Analyst, has been a member of the Fund’s portfolio management team since the inception of the Fund. He is also a member of the portfolio management team for the Munder International Small-Mid Cap Fund, as well as a member of the team managing MCM’s international core and international small-cap equity disciplines, and lead analyst of the telecommunication services sector for the international team. Immediately before joining MCM in August 2007, Mr. Cerow was with The Boston Company Asset Management (including its predecessor firms), where he was an Assistant Vice President and Research Analyst for the a telecommunications sector since January 2007 and a quantitative analyst since June 2003. Immediately prior to that, Mr. Cerow was a sales associate with Standish Mellon since 1998.

Peter J. Collins, Senior Equity Analyst, has been a member of the Fund’s portfolio management team since the inception of the Fund. He is also a member of the portfolio management team for the Munder International Small-Mid Cap Fund, as well as a member of the team managing MCM’s international core and international small-cap equity disciplines, and lead analyst of the utilities sector for the international team. Immediately before joining MCM in August 2007, Mr. Collins was a Research Analyst for The Boston Company Asset Management (including its predecessor firms), where he served on the international equity team for seven years.

John W. Evers, CFA, Senior Portfolio Manager, has been a member of the Fund’s portfolio management team since the inception of the Fund. He is also co-manager of the Munder International Small-Mid Cap Fund, as well as co-manager of MCM’s small-cap equity discipline, a member of the team managing MCM’s international core equity discipline, and lead analyst of the energy sector for the international team. Immediately before joining MCM in August 2007, Mr. Evers was a Senior Vice President and Co-Portfolio Manager for The Boston Company Asset Management (including its predecessor firms), where he was an energy sector analyst and was also responsible for a quantitative research platform and production models for 10 years.

Daniel B. LeVan, CFA, Director—International Small-Cap Equity, has been a member of the Fund’s portfolio management team since the inception of the Fund. He is also lead manager of the Munder International Small-Mid Cap Fund, as well as lead manager of MCM’s international small-cap equity discipline. He is a member of the portfolio management teams managing the Munder Asset Allocation Fund—Balanced and MCM’s international core equity discipline, and he is lead analyst of the health care and technology sectors for the international team. Immediately before joining MCM in August 2007, Mr. LeVan was a Senior Vice President and Portfolio Manager for The Boston Company Asset Management (including its predecessor firms), where he was a member of its international equity team for 11 years and was lead portfolio manager for its international small-cap equity discipline.

Jeffrey R. Sullivan, CFA, Senior Portfolio Manager, has been a member of the Fund’s portfolio management team since the

23

inception of the Fund. He is also a member of the portfolio management team for the Munder International Small-Mid Cap Fund, as well as a member of the team managing MCM’s international core and international small-cap equity disciplines, and lead analyst of the consumer staples and materials sectors for the international team. Immediately before joining MCM in August 2007, Mr. Sullivan was with The Boston Company Asset Management (including its predecessor firms) for nine years, where he was a Senior Vice President and Portfolio Manager and served as a co-portfolio manager for their international growth and international core II products.

Additional information about the compensation of members of the portfolio management team, other accounts managed by these individuals, and their ownership of securities in the Fund is available in the Fund’s Statement of Additional Information.

PRIOR PERFORMANCE OF COMPOSITE OF SUBSTANTIALLY SIMILARLY MANAGED ACCOUNTS

The table below is designed to show you how a substantially similar account managed and advised by the portfolio management team of this Fund (“Composite”) has performed over various periods in the past. You should not consider the performance of the Composite as an indication of the future performance of the Fund.

The Fund has substantially the same investment objective, policies and strategies as the Composite. The Composite consists of an account managed in the international core equity style by the portfolio managers for the Fund while at their prior employer. It should be noted that this account, which is a registered investment company, represents only one account that the team managed in this style while at the prior firm. A composite representing all of the accounts managed by the portfolio managers while at their prior employer would likely show different and more favorable performance results. While the Fund is managed in a manner substantially similar to the account in the Composite, investors should be aware that the Fund is not the same as the Composite and may not have the same performance as the Composite. Different performance result are likely to due to differences in cash flows into and out of the Fund, different fees and expenses and differences in investment restrictions.

The performance figures shown below for the Composite reflect the deduction of the historical fees and expenses paid by the account included in the Composite and not those paid by the Fund. The results shown below reflect the reinvestment of dividends and distributions, and were calculated in the same manner that will be used by the Fund to calculate its own performance.

The following table shows the annualized compounded rates of return of the Composite for the periods ended June 30, 2007, as well as a comparison with the performance of the MSCI EAFE Index (net dividends), the Fund’s benchmark. The returns of the MSCI EAFE Index (net dividends) assume all dividends and distributions have been reinvested and reflect no deduction for fees or expenses. All returns below are stated before the imposition of taxes. After-tax returns would be lower than those shown.

24

Annualized Compounded Rates of Returns for the Periods Ended June 30, 2007

	1 Year (%)	2 Years (%)	3 Years (%)	5 Years (%)	10 Years (%)
Composite	27.76	28.34	24.94	21.12	11.76

MSCI EAFE Index (net dividends)	27.00	26.78	22.25	17.73	7.66

Returns for the Period July 1, 2007 through August 3, 2007*

7/1/2007 through 8/3/2007* (%)
Composite	(3.68)
MSCI EAFE Index (net dividends)	(2.94)

*	August 3, 2007 is the last day that the portfolio managers for the Fund managed the Composite at their prior employer.

25

FINANCIAL HIGHLIGHTS

The Fund commenced operations on August 16, 2007. As a result, there are no financial highlights for the Fund. Our website, www.munder.com will contain the Fund’s most recent semi-annual and annual reports when they become available. You may also obtain the semi-annual and annual reports, when available, and Statement of Additional Information without charge by calling (800) 438-5789.

26

SHAREHOLDER GUIDE

Dated October 31, 2007

The Shareholder Guide provides information regarding the purchase, redemption and exchange of shares of the Munder Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Munder Funds Class A, B, C, I, K, R & Y shares Prospectuses dated October 31, 2007. Not all Funds offer all classes of shares.

HOW TO REACH THE FUNDS

CONTACT SHAREHOLDER SERVICES

For account inquiries or information, literature, forms, etc.:

By telephone:

1-800-438-5789

By mail:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

By overnight delivery:	The Munder Funds

101 Sabin Street Pawtucket, RI 02860

For other inquiries or complaints:

By telephone:

1-800-468-6337

By mail:

The Munder Funds

Attn: Secretary

480 Pierce St. Birmingham, MI 48009

By e-mail:	fundcontact@munder.com

PURCHASE INFORMATION

WHO MAY PURCHASE SHARES

Class A & Class C Shares

All investors are eligible to purchase Class A or Class C shares.

Class B Shares

Class B Shares of the Munder Funds are available for purchase only as follows:

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B shares of a Munder Fund in additional Class B shares of that Fund;

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase Class B shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a

S - 1

trust for which the existing registered owner is the trustee or beneficiary;
-

401(k) retirement plans (and other similar group retirement plans) that offered Class B shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B shares of that Munder Fund and may purchase additional Class B shares of that Fund in existing participant accounts;

-

401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B shares of a Munder Fund as an investment option, may open participant accounts in Class B shares of that Fund; and

-

Any client or customer of a broker, financial intermediary or other financial institution that (i) received a sales presentation within the six months prior to February 28, 2007 that included Class B shares of one or more Munder Funds as an investment option and (ii) was identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B shares of a Munder Fund may purchase Class B shares.

If all Class B shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in this Shareholder Guide, then the shareholder’s account will be closed. Such former holders of Class B shares will not be able to buy additional Class B shares or reopen a Class B shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in this Shareholder Guide.

The Munder Funds reserve the right to revise the scope of the limited offering described above or to change these policies at any time.

Class K Shares

Customers (and their immediate family members) of banks and other institutions that have entered into agreements with the Funds to provide shareholder services for Class K shareholders may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. Financial institutions (or their nominees) acting on behalf of their customers, will normally be the holders of record of Fund shares and will reflect their customers’ beneficial ownership of shares in the account statements provided by them to their customers.

The Funds may refuse any purchase orders from ineligible investors who select Class K shares.

Class R Shares

Investors may purchase Class R shares only through participation in certain programs where program-level or omnibus accounts are held on the books of the Funds, including without limitation:

-	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit

S - 2

sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans; and
-	Managed account programs sponsored by a broker-dealer, registered investment adviser or bank trust department.

The Funds may refuse any purchase orders from ineligible investors who select Class R shares.

Class Y Shares

Only the following investors may purchase Class Y shares:

-

institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; and investment companies);

-	investment advisors, broker-dealers and other financial intermediaries acting for their own accounts or for the accounts of their clients;
-	Trustees and officers of the Munder Funds and their immediate family members;
-	employees and retired employees of the Funds’ investment advisor;
-	Munder Capital Management’s investment advisory clients; and
-	immediate family members of employees of the Funds’ investment advisor.

The Funds may refuse any purchase orders from ineligible investors who select Class Y shares.

Class I Shares

Individual investors and institutional investors may purchase Class I shares.

METHODS FOR PURCHASING SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Intermediary and/or Financial Institution

Any broker, financial intermediary or other financial institution authorized by the Munder Funds or the Funds’ distributor can sell you shares of the Funds. Please note that brokers, financial intermediaries or other financial institutions may charge you fees in connection with purchases of shares. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail

For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

You must also specify the Fund and class of shares you wish to purchase on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase may be refused or you may be invested in Class A shares, if offered.

S - 3

For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for the amount of your investment to the address listed above. We reserve the right to refuse investments of less than $50 and any form of payment, including without limitation cash, temporary checks, credit cards or third-party checks.

By Wire

For new accounts, you must complete, sign and mail an Account Application to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below. To obtain an Account Application, your account number or more information, call (800) 438-5789.

Wire Instructions

Bank ABA/Routing #: 031000053

Bank Account Number: 8606905396

Bank Account Name: The Munder Funds

RFB: (Fund Name and Class)

OBI: (Your Name and Acct #)

You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer (EFT)

For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Account Application with the Banking Information section completed and you must not decline your EFT purchase privilege. Once your account has been established, you can make investments by EFT.

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or visit www.munder.com to establish an Internet login and password for online transactions.

Please note that EFT transactions usually require two days to complete.

Through the Automatic Investment Plan (AIP)

Under an AIP, you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP without notice if your bank account has insufficient funds at the time of a scheduled deduction or for any other reason on 30 days’ written notice to you.

POLICIES FOR PURCHASING SHARES

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial

S - 4

institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

-	Name;

-	Date of birth (for individuals);

-	Residential or business street address (although post office boxes are still permitted for mailing); and

-	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, we may restrict your ability to purchase additional shares of a Fund until your identity is verified. We may also close your account or take other appropriate action if we are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed (less any applicable CDSC). In addition, you will not be entitled to recoup from the Funds any sales charges paid in connection with your purchase of Fund shares. Any otherwise applicable short-term trading fee will not, however, be assessed on accounts that are closed for this reason.

Investment Minimums

(Class A, B & C Shares)

With respect to any Class A, B or C shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class A, Class B and Class C shares is $2,500 per Fund for all accounts, with the following exceptions. The minimum initial investment for all types of Individual Retirement Accounts (IRAs), Education Savings Accounts (ESAs), 403(b), Uniform Gifts to Minors Act (UGMA) and Uniform Transfer to Minors Act (UTMA) accounts is $500. Subsequent investments of less than $50 per Fund for all account types may be refused. If you use the Automatic Investment Plan (AIP), the minimum initial and subsequent investment per Fund is $50.

Investment minimums do not apply to purchases made through eligible retirement plans (or similar group accounts) or eligible wrap-fee programs (or similar programs). For this purpose, “eligible

S - 5

retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees. “Eligible wrap-fee and similar programs” are those which have been approved by an officer of the Fund.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

If you wish to invest more than $50,000, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A or Class C shares. If you wish to invest more than $1 million, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A shares.

Investment Minimums

(Class K & R Shares)

There is no minimum initial or subsequent investment for Class K or Class R shares.

Investment Minimums (Class Y Shares)

With respect to any Class Y shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class Y shares is $1 million per Fund for each Class Y shares account.

A reduced initial investment minimum of $2,500 applies to investments made by clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds.

Investment minimums do not apply to purchases made through eligible retirement plans or similar group accounts. For this purpose, “eligible retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees.

Investment minimums do not apply to clients in wrap-fee programs or other asset-based advisory fee programs, where the sponsor has entered into a written agreement with the Funds to offer Class Y shares through the applicable program.

S - 6

Investment minimums do not apply to investments made by Trustees or officers of the Munder Funds or their immediate family members, employees of Munder Capital Management or their immediate family members, retired officers or employees of Munder Capital Management, or investment advisory clients of Munder Capital Management.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

Investment Minimums (Class I Shares)

Except as provided below, the minimum initial investment for Class I shares is $2 million per Fund for each Class I shares account.

Investment minimums do not apply to accounts held through an intermediary that maintains aggregate assets on behalf of its clients in a Fund equivalent to $10 million or greater and an average account size in the Fund equivalent to $200,000 or greater.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Accounts Below Minimums

For each account that you own, if your investment in Class A, Class B or Class C shares of a Fund does not meet the applicable account minimum, or you cease AIP contributions before reaching the applicable account minimum, you may increase your balance to that level (either by a single investment or through the AIP) or that Fund account may be charged a quarterly servicing fee of $6.

Exemptions from this fee apply to accounts held through brokers, financial intermediaries and other financial institutions that hold shares in street name or omnibus positions or through registered securities clearing agents.

To the extent feasible, we may waive low account balance fees on Class A or Class B shares accounts that do not meet the applicable amount minimum as a result of the par conversion of a Class B shares account to a Class A shares account. In addition, we reserve the right, in our sole discretion, to waive the imposition of this fee.

We further reserve the right, upon 30 days’ advance written notice, to redeem your Class A, Class B or Class C shares account (and forward the redemption proceeds to you) if its value is below the applicable minimum or to redeem your Class Y shares account if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice. Any otherwise applicable contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 30 days of your purchase.

Timing of Orders

Purchase orders must be received by the Funds or an authorized agent of the Funds, such as the Funds’ distributor or transfer agent, authorized dealer or third-party

S - 7

administrator, or other authorized financial intermediary, before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day’s NAV. Purchase orders received after that time will be accepted as of the next business day and will receive the NAV for the next business day.

REDEMPTION INFORMATION

METHODS FOR REDEEMING SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone

If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Funds must receive a redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet

If you did not decline the online redemption privilege on your Account Application and you have established an internet Personal

S - 8

Identification Number (PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

As with redemptions by telephone, the Funds must receive an online redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make internet redemptions from an IRA, ESA or 403(b) account.

Through the Systematic Withdrawal Plan (SWP)

If you have an account value of $5,000 or more in a Fund, you may redeem Class A, Class B or Class C shares on a monthly or quarterly basis. For IRA or 403(b) accounts, you may make redemptions on a monthly, quarterly or annual basis. In either case, the minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds. You may change or cancel a SWP at any time upon notice to the Funds. If you pay a sales charge on the purchase of Class A shares, you should not participate in a SWP. In addition, any applicable CDSC will be charged upon redemption of Class A, Class B or Class C shares.

By Writing a Check

Free checkwriting is available to Class A and Class Y shareholders of the Taxable Income Funds (other than the International Bond Fund), Tax-Free Income Funds and Money Market Funds who complete a Checkwriting Authorization Form and return it to us. Checks that are written in amounts less than $500 may be refused. You may not close a Fund account by writing a check. We may change or terminate this program on 30 days’ advance written notice to you.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent

In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). Please call (800) 438-5789 to determine the requirements for providing other instructions.

If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these methods.

Short-Term Trading Fee

A short-term trading fee may apply to redemptions of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

S - 9

Medallion Signature Guarantee

For your protection, a medallion signature guarantee is required for the following Class A, Class B and Class C redemption requests:

-	redemption proceeds greater than $50,000;
-	redemption proceeds not being made payable to the record owner of the account;
-	redemption proceeds not being mailed to the address of record on the account;
-	redemption proceeds being mailed to address of record that has changed within the last 30 days;
-	redemption proceeds being transferred to another Munder Fund account with a different registration;
-	change in ownership or registration of the account; or
-	changes to banking information without a voided check being supplied.

We reserve the right to require a medallion signature guarantee for other types of redemption requests, including Class K, Class R or Class Y share redemptions.

When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Financial Institutions

Shares held through a financial institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties

During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.

EXCHANGE INFORMATION

METHODS FOR EXCHANGING SHARES

Shareholders may exchange Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

S - 10

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration. All exchange requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

By Telephone

If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

By Internet

If you did not decline the online exchange privilege on your Account Application and you have established an internet Personal Identification Number (PIN), you may exchange shares by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

POLICIES FOR EXCHANGING SHARES

-	You may exchange your Fund shares for shares of the same class of other Munder Funds (if offered) based on their relative NAVs.

-

If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange. When Class A shares of a Munder Fund that were issued without the imposition of a sales charge are exchanged for Class A shares of another Munder Fund, you must pay any applicable sales charge at the time of the exchange unless you otherwise qualify for a waiver of the sales charge.

-

Class A shares of a money market fund that (1) were acquired through the use of the exchange privilege and (2) can be traced back to a purchase of one or more Munder Funds for which a sales charge was paid, may be exchanged for Class A shares of a Fund at NAV.

-	Class A, Class B and Class C shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

-	You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

-	A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

S - 11

-

Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker, financial intermediary or other financial institution or by calling the Munder Funds at (800) 438-5789.

-	Brokers or financial intermediaries may charge you a fee for handling exchanges.

-	We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Short-Term Trading Fee

A short-term trading fee may apply to exchanges of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES

AND REDEMPTIONS

-

We consider purchase, exchange or redemption orders to be in “proper form” when we receive all required information, including properly completed and signed documents. We may reject any requests that are not in proper form.

-	We reserve the right to reject any purchase order, including exchanges from other Munder Funds.

-	At any time, we may change any of our purchase, redemption or exchange practices or privileges, and may suspend the sale of Fund shares.

-	We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

-	To limit the Funds’ expenses, we no longer issue share certificates.

-	We may temporarily stop redeeming shares if:

(i)	the NYSE is closed;

(ii)	trading on the NYSE is restricted;

(iii)	an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

(iv)	the SEC orders the Fund to suspend redemptions.

-

We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor’s account, neither the Funds, Munder Capital Management, the Funds’ distributor nor the Funds’ transfer agent or any of their affiliates, officers or directors will be held responsible for any losses resulting from unauthorized transactions.

-	If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the

S - 12

account. If your account has been set up by a broker, financial intermediary or other financial institution, account activity will be detailed in their statements to you. Brokers, financial intermediaries and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

-	Brokers, financial intermediaries and other financial institutions may charge their customers a processing fee in connection with the purchase or redemption of Fund shares.

-

Normally we send redemption amounts to you on the next business day (but not more than seven days) after we receive your request in proper form, except as described below in the case of shares purchased by check. Same-day processing is available only for the Money Market Funds, provided we receive notice of the trade prior to the applicable cut-off time (see below).

-

If we receive notice of your intent to process a same-day trade and your purchase order for the Cash Investment Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 2:45 p.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 2:45 p.m. (Eastern time), you will receive dividends for that day.

If we receive notice of your intent to process a same-day trade and your purchase order for the Tax-Free Money Market Fund is received in proper form before 11:30 a.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 11:30 a.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 11:30 a.m. (Eastern time), you will receive dividends for that day.

-	We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

SHAREHOLDER PRIVILEGES

Reinstatement Privilege

For 60 days after you sell Class A, Class B or Class C shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge). This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A, B or C shares that were subject to a CDSC when redeemed. The Class A shares purchased under this privilege must be held in an account registered in the same name as the account from which the shares were redeemed and the amount being reinvested must be at least the required minimum investment amount. You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial intermediary must notify the Funds at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

S - 13

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

AND SHORT-TERM TRADING FEE

Policies and Procedures

The Funds are not intended to serve as vehicles for short-term trading. By realizing profits through short-term trading, investors that engage in rapid purchases and sales or exchanges of a Fund’s shares may dilute the value of shares held by long-term investors. Volatility resulting from excessive purchases and sales or exchanges of a Fund’s shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity resulting from market timing. Excessive purchases and sales or exchanges of a Fund’s shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity, which could cause the Fund to incur increased brokerage costs and to realize taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level volatility and investment volatility that is associated with patterns of excessive short-term trading activity. Any increased costs are borne by all Fund shareholders, including long-term investors who do not cause such costs to be incurred. All of these factors may adversely affect Fund performance. Funds investing in securities that are thinly traded, trade infrequently, or are more difficult to value (such as foreign securities, high yield debt securities and small-cap securities) may attract investors seeking to profit from short-term trading strategies that attempt to exploit the special valuation issues applicable to these types of securities to a greater degree than other types of securities. With respect to the Cash Investment Fund, a money market fund that attempts to maintain a stable net asset value, short-term trading does not generally pose the same issue for that Fund as for other Munder Funds.

The Board of Trustees of the Munder Funds has adopted policies and procedures to monitor for, and to discourage and take reasonable steps to prevent or minimize, investors from engaging in frequent purchases and redemptions of shares of the Munder Funds, to the extent deemed reasonable and practicable. The Funds will seek to apply these policies and procedures as uniformly as practicable.

The Munder Funds’ policies and procedures for identifying excessive short-term trading and market timing activities take into account a number of factors, including but not limited to the dollar amount and frequency of Fund trades. For purposes of these monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Pursuant to these policies and procedures, each Fund reserves the right to refuse any purchase or exchange request that, in the view of MCM, could adversely affect any Munder Fund or its operations, including any purchase or exchange request from any individual, group or account that is likely to engage in excessive trading, or any order that may be viewed as market-timing activity. If a Fund refuses a purchase or

S - 14

exchange request from a shareholder and that shareholder deems it necessary to redeem his or her account in the Fund, any CDSC that is applicable to such redemption transaction, as described in the Fund’s prospectus, will be assessed against those redemption proceeds.

The Funds will suspend or terminate any or all exchange privileges or suspend or terminate telephone and/or internet redemption privileges on accounts identified as engaging in excessive short-term trading or market timing activity in order to limit these types of trading practices. The Funds (other than a money market fund) also reserve the right in the future to limit the number of “round trip” exchanges an investor may make into and out of any Fund in order to discourage excessive short-term trading activities.

Although the Funds use a variety of methods to detect and deter excessive trading or market timing, the Funds cannot always know or reasonably detect such trading, particularly if it is facilitated by authorized financial intermediaries or done through omnibus account arrangements. The Funds’ ability to monitor and discourage market timing and excessive trading generally requires the cooperation of financial intermediaries to effectively implement policies and procedures with respect to accounts for which the Funds do not have sufficient identifying information. This cooperation cannot necessarily be assured. To the extent the Funds are able to identify market timing or excessive trading in these accounts, the Funds will use their reasonable and best efforts to uniformly apply their policies and procedures. However, there is no guarantee that this goal will be achieved. Finally, it is important to recognize that “market timing” and “excessive trading” are not clearly defined terms under applicable law. Consequently, trading activities that may not be considered by the management of the Munder Funds to be excessive or market timing could be interpreted differently by others and vice versa.

Short-Term Trading Fee

Consistent with the Funds’ policies and procedures, we may apply a 2% short-term trading fee if you redeem or exchange shares of the Asset Allocation Fund—Balanced, the Equity Funds or the International Bond Fund within 30 days of purchase. The fee will be applied based on net assets at the time of the transaction. Any applicable short-term trading fee is paid directly to the Fund from which you redeem or exchange your shares in order to, among other things, offset the costs of buying and selling securities. The fee, which is intended to discourage short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

The Funds will seek to apply short-term trading fees as uniformly as possible. Where operational limitations restrict the ability of the Funds to impose short-term trading fees or apply certain exemptions from the fees, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of short-term trading fees will vary. To the extent feasible, the following types of transactions will be exempt from short-term trading fees: shares purchased through the automatic reinvestment of dividend and capital gain distributions; shares redeemed to pay account-related fees; shares purchased through an automatic investment program or similar periodic investment plan; transactions associated

S - 15

with the automatic rebalancing of an account; shares purchased as a result of an employer contribution to a qualified retirement plan account; shares redeemed from shareholder accounts liquidated for failure to meet the minimum investment requirement; shares redeemed from a shareholder account for which the identity of the shareholder could not be determined within reasonable time after the account was opened; shares redeemed pursuant to a systematic withdrawal plan or similar periodic withdrawal plan; shares redeemed as part of a loan or hardship withdrawal from a qualified plan; shares redeemed to repay a loan from a qualified retirement account; shares redeemed for payment of involuntary fees; shares redeemed as part of a required distribution from a qualified retirement plan or IRA; shares redeemed upon the death or disability of an owner of record of an account; and any other involuntary redemption and/or exchange transactions, including those required by law or regulation, a regulatory agency, a court order, or as a result of a liquidation of a Fund by the Board of Trustees.

Accounts exempt from the imposition of short-term trading fees are: accounts held through omnibus and plan level retirement accounts for which third-party recordkeepers do not assess redemption fees on such accounts; accounts that hold omnibus share positions for the dealer, and the underlying dealer customer accounts, for which the dealer does not assess redemption fees on such accounts; accounts for which the beneficial owner is an asset allocation fund or funds (or similar pooled investment vehicle) that rebalances no more frequently than quarterly; and wrap fee program accounts for which the program sponsor has entered into a form of fee waiver agreement with the Funds. In addition, we reserve the right to waive the short-term trading fees in certain limited circumstances where the Funds determine the transaction does not pose the risks that the Funds’ policies and procedures are designed to mitigate. Such waivers are subject to the advance written approval of two officers of the Funds and are reported to the Board of Trustees.

S - 16

ADDITIONAL INFORMATION

Information relating to purchases and sales of shares of the Fund is provided in the Shareholder Guide, which is incorporated by reference into (and is considered a part of) this prospectus.

More information about the Fund is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

The Fund’s Statement of Additional Information provides more detail about the Fund and its investment strategies, risks and restrictions. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (and is considered part of) this prospectus.

SHAREHOLDER INQUIRIES:

By e-mail:	fundcontact@munder.com

By telephone:	1-800-468-6337

By mail:	The Munder Funds

Attn: Secretary

480 Pierce Street Birmingham, MI 48009

TO OBTAIN INFORMATION:

By telephone:	1-800-438-5789

By mail:	The Munder Funds

P.O. Box 9701

Providence, RI 02940-9701

By overnight	The Munder Funds
delivery:	101 Sabin Street

Pawtucket, RI 02860

By web:	www.munder.com

You may find more information about the Fund online. This website is not considered part of the prospectus.

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-0102.

Distributor: Funds Distributor, Inc.

SEC File Number: 811-21294

PROSIFCE1007

Munder International Small-Mid Cap Fund

PROSPECTUS

October 31, 2007

Save paper and receive this document electronically. Sign up for electronic delivery at

www.munderfunds.com/edelivery

[LOGO] MUNDER

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

CLASS A SHARES

(MISAX)

CLASS C SHARES

(MCISX)

CLASS K SHARES

(MISKX)

CLASS R SHARES

(MISRX)

CLASS Y SHARES

(MYSIX)

CLASS I SHARES

(MISIX)

Munder International Small-Mid Cap Fund

CLASS A, C, Y & I SHARES

This prospectus describes the goal and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on the Fund’s investment strategies and risks, please read the section entitled “More About the Fund.” Certain terms used in this prospectus are defined in the Glossary. Unless this prospectus expressly provides otherwise, each goal, strategy and policy of the Fund may be changed by action of the Board of Trustees without shareholder approval.

GOAL AND PRINCIPAL

INVESTMENT STRATEGIES

Goal

The Fund’s goal is to provide long-term growth of capital.

Principal Investment Strategies

The Fund pursues its goal by investing principally in securities represented in the S&P®/Citigroup EMI World Ex-U.S. Index (EMI World Ex-U.S. Index). The EMI World Ex-U.S. Index is made up of those companies representing the lowest 20% of each country’s total available market capitalization.

Under normal circumstances, the Fund invests at least 80% of its assets in securities of small- to mid-capitalization companies. This investment strategy may not be changed without 60 days’ prior notice to shareholders. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.

Small- to mid-capitalization companies are those companies which have market capitalizations of $12 billion or less.

The Fund may invest up to 20% of its assets in emerging market countries but will not invest more than 5% of its assets in companies located in any one emerging market country.

The Fund may also invest in futures contracts. The Fund may invest in exchange-traded funds (ETFs) to manage cash.

The advisor employs a bottom-up investment approach that emphasizes individual stock selection.

-	Stock Selection

The advisor uses a quantitative investment process and traditional qualitative analysis to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts.

-	Country Allocations

The advisor seeks to generally allocate country weights in accordance with the EMI World Ex-U.S. Index. Deviations from the EMI World Ex-U.S. Index weights may occur. The Fund invests in a minimum of ten countries.

1

-	Sector and Industry Allocations

The advisor uses the sector and industry allocations of the index as a guide, but allocations may differ from those of the EMI World Ex-U.S. Index.

The Fund’s stock selection process is designed to produce a diversified portfolio that, relative to the EMI World Ex-U.S. Index, frequently has a below-average price/earnings ratio and an above-average earnings growth trend.

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund’s portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

-	Stock Market Risk

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

-	Stock Selection Risk

In addition to, or in spite of, the impact of movements in the overall stock market, the value of the Fund’s investments may decline if the particular companies in which the Fund invests do not perform well in the market.

-	Growth Investing Risk

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of growth stocks also may fall or fail to appreciate as anticipated by the advisor, regardless of movements in the securities markets.

-	Foreign Securities Risk

The Fund’s investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities and can affect the Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investment in securities denominated in a foreign currency or may widen existing losses. To the extent that the Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to

2

greater combined risk. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Emerging Market Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, should the Fund invest in emerging market countries, it may be required to establish special custody or other arrangements before investing. In addition, because the securities settlement procedures are less developed in these countries, the Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. The possible establishment of exchange controls or freezes on the convertibility of currency might adversely affect an investment in foreign securities.

Geographic Risk: If the Fund concentrates its investments in issuers located or doing business in any country or region, factors adversely affecting that country or region will affect the Fund’s net asset value more than would be the case if the Fund had made more geographically diverse investments. The economies and financial markets of certain regions, such as Latin America or Asia, can be highly interdependent and decline all at the same time.

Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund’s foreign investments.

Regulatory Risk: Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

-	Derivatives Risk

The Fund may suffer a loss from its use of futures contracts, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

3

-	Smaller Company Stock Risk

The stocks of small or medium-size companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of the Fund’s portfolio. The prices of small cap foreign stocks tend to be more volatile than the prices of other foreign stocks. In addition, small companies’ stocks typically are traded in lower volume making them more difficult to sell.

-	ETF Risk

ETFs are investment companies that are bought and sold on a securities exchange. When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses. The risk of owning an ETF generally reflects the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

4

PERFORMANCE

Performance history will be available for the Fund after it has been in operation for a full calendar year.

5

FEES & EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

SHAREHOLDER FEES paid directly from your investment	Class A Shares	Class C Shares	Class K Shares	Class R Shares		Class Y Shares	Class I Shares
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)	5.5%(a)	None	None	None		None	None
Maximum Contingent Deferred Sales Charge (CDSC) (as a % of the lesser of original purchase price or redemption proceeds)	None(b)	1%(c)	None	None		None	None
Maximum Sales Charge (load) Imposed on Reinvested Dividends	None	None	None	None		None	None
Redemption Fees	2%(d)	2%(d)	2%(d)	2%(d)		2%(d)	2%(d)
Exchange Fees	None	None	None	None		None	None

ANNUAL FUND OPERATING EXPENSES paid from Fund assets (as a % of net assets)	Class A Shares	Class C Shares	Class K Shares	Class R Shares		Class Y Shares	Class I Shares
Management Fees	0.95%	0.95%	0.95%	0.95%		0.95%	0.95%
Distribution and /or Service (12b-1) Fees	0.25%	1.00%	0.00%	0.50%	(i)	0.00%	0.00%
Non-12b-1 Service Plan Fees	0.00%	0.00%	0.25%	0.00%		0.00%	0.00%
Other Expenses (e)	0.66%	0.66%	0.66%	0.66%		0.66%	0.40%
Acquired Fund Fees and Expenses (f)	0.03%	0.03%	0.03%	0.03%		0.03%	0.03%

Total Annual Fund Operating Expenses Before Waivers (e)	1.89%	2.64%	1.89%	2.14%		1.64%	1.38%
Fee Waiver and/or Expense Reimbursement (g)	-0.15%	-0.15%	-0.15%	-0.15%		-0.15%	-0.15%

Total Net Annual Fund Operating Expenses Including Acquired Fund Fees and Expenses (g)(h)	1.74%	2.49%	1.74%	1.99%		1.49%	1.23%

(a)	The sales charge declines as the amount invested increases.
(b)	A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. If you redeem within one year of purchase Class A shares that were purchased with no initial sales charge as part of an investment of $1 million or more, a 1% CDSC may apply upon redemption.
(c)	The CDSC applies to redemptions of Class C shares within one year of purchase.
(d)	A short-term trading fee of 2% may be assessed on redemptions within 30 days of purchase. The short-term trading fee will not be assessed on accounts that are redeemed within the 30-day period because they do not meet the applicable minimum or because the Fund is unable to verify an accountholder’s identity within a reasonable time after the account is opened.
(e)	Other Expenses and Total Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.
(f)	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses reflect the pro-rata portion of the fees and expenses charged by any underlying funds in which the fund may invest, including money market funds and ETFs.
(g)

Pursuant to an Expense Limitation Agreement, MCM has agreed contractually to waive or limit fees or to assume other expenses of the Fund so that, on an annualized basis, the Total Net Annual Operating Expenses

6

(other than taxes, interest, litigation, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and Acquired Fund Fees and Expenses (as interpreted by the U.S. Securities and Exchange Commission from time to time)) do not exceed 1.71% of Class A shares, 2.46% of Class C shares, 1.71% of Class K shares, 1.96% of Class R shares, 1.46% of Class Y shares or 1.20% of Class I shares through at least October 31, 2008. There is no guarantee that the Expense Limitation Agreement (or the Fee Waiver and/or Expense Reimbursement by MCM) will continue after that date or will continue at the currently specified level. In addition, the Fund and MCM have entered into a Fee Waiver and Expense Payment Reimbursement Agreement pursuant to which the Fund (at a later date) may reimburse MCM for the fees it waived or limited and other expenses assumed and paid by MCM pursuant to the Expense Limitation Agreement during any of the prior three fiscal years provided that, among other things, reimbursement to be made to MCM does not cause Total Net Annual Operating Expenses (excluding Acquired Fund Fees and Expenses) of the Fund to exceed the limits stated above and the Board of Trustees has approved in advance such reimbursement payment to MCM.

(h)	Excluding Acquired Fund Fees and Expenses, Total Net Annual Operating Expenses of the Fund’s Class A, Class C, Class K, Class R, Class Y, and Class I shares will be 1.71%, 2.46%, 1.71%, 1.96%, 1.46%, and 1.20%, respectively.
(i)	The Fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class R shares that allows the Fund to use up to 1.00% of the average daily net assets attributable to Class R shares of the Fund to pay distribution and other fees in connection with the sale of its Class R shares. However, under the Fund’s Distribution Agreement, such fees are limited to payments at an annual rate equal to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A Shares	Class C Shares*	Class C Shares**	Class K Shares	Class R Shares	Class Y Shares	Class I Shares
1 Year	$717	$352	$252	$177	$202	$152	$125
3 Years	$1,068	$776	$776	$548	$624	$471	$390

*	Assumes you sold your shares at the end of the time period.
**	Assumes you stayed in the Fund.

7

GLOSSARY

The Glossary explains certain terms used throughout this prospectus.

Convertible Securities are bonds or preferred stocks that may be converted (exchanged) into the common stock of the issuing company within a specified time period or a specified number of shares. Convertible securities offer the Fund a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

Depositary Receipts are U.S. dollar-denominated receipts representing shares of foreign-based corporations and Depositary Shares are shares issued under a deposit agreement representing shares of foreign-based corporations. American Depositary Receipts (ADRs) and American Depositary Shares (ADSs) are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out of the underlying foreign assets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are issued by European financial institutions. New York Registered Shares (NYRs), also known as Guilder Shares since most of the issuing companies are Dutch, are dollar-denominated certificates issued by foreign companies specifically for the U.S. market.

Equity Securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or may be unlisted.

Warrants are rights to purchase securities at a specified time at a specified price.

Foreign Securities include direct investments in non-U.S. dollar-denominated securities that are traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers that are traded in the U.S. Foreign securities also include indirect investments such as ADRs, ADSs, EDRs and GDRs.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers’ acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. government securities.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

Fixed Income or Debt Securities are securities that pay interest at set times at either fixed, floating or variable rates, or which are issued at a discount to their

8

principal amount instead of making periodic interest payments. Fixed income securities include corporate bonds, debentures and other similar corporate debt instruments, zero coupon bonds and variable amount master demand notes.

MORE ABOUT THE FUND

This section describes certain other applicable investment strategies and risks of the Fund. The Fund may use other techniques and invest in other securities and is subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Fund’s principal investment strategies and principal risks please read the sections entitled “Goal and Principal Investment Strategies” and “Principal Risks” beginning on page 1 of this prospectus.

OTHER INVESTMENT

STRATEGIES AND RISKS

BORROWING

-	Investment Strategy

The Fund may borrow from banks in an amount up to 33 1/ 3% of the Fund’s assets, including the amount borrowed. The Fund may also issue a note evidencing a temporary loan (i.e., one that must be repaid within 60 days), as long as it does not exceed 5% of the Fund’s total assets.

-	Special Risks

Borrowings by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund’s net asset value will decline in value by proportionately more than the decline in value of the securities.

DERIVATIVES

Derivative instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, and forward currency exchange contracts.

-	Investment Strategy

The Fund may, but is not required to, use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another), for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. The Fund will not use derivatives for speculative purposes.

There can be no assurance that the Fund will use derivatives to hedge any particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful.

-	Special Risks

The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks of derivative

9

instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, the Fund may realize additional income gains or losses.

-	Investment Strategy

The Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 33 1/3% of the value of the Fund’s total assets (including the loan collateral).

-	Special Risks

The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

TEMPORARY AND DEFENSIVE INVESTING

The Fund may invest all or any portion of its assets in short-term obligations, such as U.S. government obligations, high-quality money market instruments, repurchase agreements with maturities of 13 months or less and exchange-traded funds.

-	Investment Strategy

The Fund may invest in short-term obligations, pending investment, in order to meet redemption requests or as a defensive measure in response to adverse market or economic conditions.

-	Special Risks

The Fund may not achieve its investment objective when its assets are invested in short-term obligations.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS

A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued.

A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

10

-	Special Risks

Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the counterparty may fail to deliver the security or cash on the settlement date.

FIXED INCOME SECURITIES

The Fund may invest in high grade fixed income securities and may invest in preferred stocks of any credit quality if common stocks of the relevant company are not available. A security is considered investment grade if, at the time of purchase, it is rated:

•	BBB- or higher by S&P;
•	Baa3 or higher by Moody’s; or
•	BBB- or higher by Fitch.

Whether or not a security is investment grade will be determined based on the ratings given by S&P, Moody’s and Fitch. If all three agencies have rated the security, the median rating will be used. If only two agencies have rated the security, the lower rating will be used. If a single agency has rated the security, that rating will be used.

-	Investment Strategy

Fixed income securities purchased by the Fund will generally be rated at least investment grade, except that the Fund may also invest in unrated securities if the advisor believes they are comparable in quality.

-	Special Risks

Fixed income securities are subject to credit risk and interest rate risk. Although securities rated BBB- by S&P or Fitch or Baa3 by Moody’s are considered investment grade, they have certain speculative characteristics. Therefore, they may be subject to a higher risk of default than obligations with higher ratings. Subsequent to its purchase by the Fund, an unrated security may be rated, a rated security may cease to be rated or rated security’s rating may be reduced. The advisor will consider such an event in determining whether the Fund should continue to hold the security.

PUBLICATION OF PORTFOLIO HOLDINGS

The Fund publishes a complete list of its portfolio holdings as of the end of each calendar month not earlier than 30 days after the end of such month on the Munder Funds website (www.munder.com) under the “All Holdings” link on the Fund’s Profile Page. The three most recent previously published month-end portfolio holdings lists can be accessed through the “Historical All Holdings” link on the Fund’s Profile Page. The Fund may also publish other information on the Fund’s Profile Page relating to its portfolio holdings (e.g., top ten holdings, sector information and other portfolio characteristic data) as of the end of the calendar month not earlier than 15 days after the end of such month. A description

11

of the Fund’s policies and procedures with respect to the disclosure of information regarding the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

YOUR INVESTMENT

PURCHASING SHARES

You may purchase Class A shares of the Fund at the net asset value (NAV) next determined after your purchase order is received in proper form, plus any applicable sales charge.

You may purchase Class C, Class Y or Class I shares of the Fund at the NAV next determined after your purchase order is received in proper form.

Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding eligibility requirements.

Broker-dealers or financial intermediaries (other than the Fund’s distributor) may charge you additional fees for shares you purchase through them.

For information regarding policies and procedures associated with purchasing shares of the Fund, including minimum investment requirements, please see the Shareholder Guide.

EXCHANGING SHARES

You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs.

For information regarding policies and procedures associated with exchanging shares, please see the Shareholder Guide.

REDEEMING SHARES

You may redeem shares at the NAV next determined after your redemption request is received in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC) and/or short-term trading fee.

For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the Shareholder Guide.

SHARE CLASS SELECTION

The Fund offers Class A, Class C, Class Y and Class I shares through this prospectus. A summary comparison of the various classes appears in the table below. Please see the Shareholder Guide for more information regarding each class of shares.

Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase, the intended length of your investment and your eligibility to purchase those shares. In estimating the costs of investing in a particular class of shares, you should consider both ongoing annual expenses, including applicable Rule 12b-1 distribution and service fees and/or other service fees as described in the section entitled “Distribution and Service Fees,” and any initial sales charge or CDSC.

12

Class A Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement or education savings plan.

Initial Sales Charge	Up to 5.50% (reduced for purchases of $25,000 or more, and eliminated for purchases of $1 million or more and certain categories of investors).

Contingent Deferred Sales Charge	None (except that a 1.00% charge applies on certain redemptions made within one year of a $1 million investment for which no sales charge was paid).

Distribution and/or Service Fees	Rule 12b-1 fees of 0.25% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	None

Conversion Feature	None
Class C Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge	1.00% on redemptions made within one year of purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	$1 million

Conversion Feature	None
Class K Shares
Purchase Availability	Available only through selected financial institutions. Not available for direct investment in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Service fees of 0.25% annually.

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	None

13

Class R Shares
Purchase Availability	May only be purchased through employer-sponsored retirement plans or other similar programs through which group-level investments are made in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Rule 12b-1 fees of 0.50% annually.

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	None
Class Y Shares
Purchase Availability	Available only to institutional investors, investors purchasing through financial intermediaries, investors purchasing through retirement plans that meet certain conditions, and investors with specific relationships with Munder Capital Management or the Munder Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	None

Initial Purchase Minimum	$1 million (reduced or eliminated for certain categories of investors).

Purchase Maximum	None

Conversion Feature	None
Class I Shares
Purchase Availability	Available to individual or institutional investors.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	None

Initial Purchase Minimum	$2 million (reduced for certain categories of investors).

Purchase Maximum	None

Conversion Feature	None

14

APPLICABLE SALES CHARGES

Access to the following information is available through the Munder Funds website at www.munder.com under the “Sales Charges and Fees” link on the Fund’s Profile Page.

FRONT-END SALES CHARGE - CLASS A SHARES

You can purchase Class A shares at the offering price, which is the NAV plus an initial sales charge. Shares purchased through reinvestment of distributions are not subject to a sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are as follows:

	Sales Charge* as a Percentage of
	Offering Price %		Net Amount Invested %
Less than $25,000	5.50		5.82
$25,000 but less than $50,000	5.25		5.54
$50,000 but less than $100,000	4.50		4.71
$100,000 but less than $250,000	3.50		3.63
$250,000 but less than $500,000	2.50		2.56
$500,000 but less than $1,000,000	1.50		1.52
$1,000,000 or more	None	**	None	**

*	Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages
**	No initial sales charge applies on investments of $1 million or more; however, a CDSC of 1% is imposed on certain redemptions within one year of purchase.

SALES CHARGE WAIVERS AND REDUCTIONS - CLASS A SHARES

General

We will waive the initial sales charge on Class A shares for the following types of purchasers:

1.    investors that have an investment account with the Fund’s investment advisor;

2.    full-time employees and retired employees of the Fund’s investment advisor or its affiliates, employees of the Fund’s service providers, and immediate family members of the foregoing persons;

3.    registered broker-dealers, financial intermediaries, or their agents that have entered into selling agreements with the Fund’s distributor, if the shares are (a) purchased for their own accounts, (b) purchased for retirement plans of their employees or (c) sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;

4.    qualified employee benefit plans, employer-sponsored retirement plans and other employer-sponsored plans or accounts that meet certain criteria established by the Funds;

5.    individuals who reinvest distributions from a qualified retirement plan managed by the Fund’s investment advisor;

6.    individuals who reinvest the proceeds of redemptions from Class Y or Class I

15

shares of another Munder Fund within 60 days of redemption;

7.    banks, trust companies and other financial institutions that trade for the accounts of their clients through the NSCC’s Trust Fund/SERV system;

8.    fee-based financial intermediaries or employee benefit plan consultants acting for the accounts of their clients; and

9.    qualified education savings plans established in accordance with Section 529 of the Internal Revenue Code.

You should inform the Funds or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies. The Funds or your broker or other financial intermediary may request additional information in order to verify your eligibility for the waiver.

For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions

You may qualify for reduced sales charges in the following cases:

Letter of Intent

If, over a 13-month period, you intend to purchase Class A shares of one or more Munder Funds that, in the aggregate, will total over $25,000, we will apply a sales charge to each of your purchases based on the aggregate level of investment. Sales charge reductions for Equity Funds (except the Index 500 Fund) begin when aggregate investments exceed $25,000. For the Index 500 Fund and all other Munder Funds, sales charge reductions begin when aggregate investments exceed $100,000.

To qualify, you must complete the Letter of Intent section of your Account Application or contact your broker or financial intermediary. By doing so, you indicate your non-binding intent to invest a certain amount over a 13-month period. Any sales charge on Class A shares you purchase during the 13 months will then be based on the total amount specified in your Letter of Intent. You can apply the market value of any class of shares of non-money market Munder Funds you own at the time you establish your Letter of Intent toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid on purchasing any such eligible shares). You should inform the Funds that you have a Letter of Intent each time you make an investment.

Although you are not obligated to purchase the amount specified in your Letter of Intent, if you purchase less than the amount specified, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made.

Right of Accumulation

For purposes of calculating the sales charge applicable at the time of a Class A shares purchase, an individual shareholder may combine certain holdings and purchases, as described below. You may add to the amount of your purchase the market value of any class of shares of non-money market Munder Funds (regardless of the amount of any sales charge paid on such shares) already owned by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. When calculating the sales charge, you may also combine purchases of any class of shares of non-money market Munder Funds that are made by you, your spouse (or domestic

16

partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary.

If you purchase shares directly from the Munder Funds, you should notify us to ensure you receive the proper reduction. If you purchase shares through a broker or other financial intermediary, you should consult with your broker or financial intermediary prior to making a purchase.

Additional Information

In order to obtain a sales charge reduction under a Letter of Intent or Right of Accumulation, you should inform the Funds or your broker or other financial intermediary at the time of purchase of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales charge reduction. You also may need to provide the Funds or your broker or other financial intermediary information such as account statements in order to verify your eligibility for the sales charge reduction. This may include, if applicable, information or records regarding:

-	shares of the Munder Fund(s) held in all accounts you may have with a broker or another financial intermediary; and
-	shares of the Munder Fund(s) held at any financial intermediary in accounts of family members, such as your spouse or minor children.

For further information on sales charge reductions, call (800) 438-5789.

CDSCs

You are subject to a CDSC when you redeem:

-	Class A shares purchased within one year of redemption as part of an investment of $1 million or more if a sales commission was paid at the time of investment; or
-	Class C shares within one year of buying them.

These time periods include the time you held Class A or Class C shares of another Munder Fund which you may have exchanged for Class A or Class C shares of the International Small-Mid Cap Fund.

The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC.

The CDSC for Class A shares and Class C shares, if applicable, is 1.00%.

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 per share (for a total cost of $10,000). Three and one-half years later, assume the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend

17

reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, i.e., 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate for redemptions made within four years of purchase).

CDSC Waivers

We will waive any otherwise applicable CDSC payable upon redemptions of Class C shares for:

-	redemptions made within one year after the death or permanent disability (as defined by the Social
Security Administration) of a named owner in the account registration; and
-	minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2;

Other waivers of the CDSC on Class C shares may apply. Please see the Fund’s Statement of Additional Information or call (800) 438-5789 for more details.

DISTRIBUTION AND SERVICE FEES

DISTRIBUTION AND SERVICE PLAN FEES

The Fund has a Distribution and Service Plan with respect to its Class A, Class C, Class K and Class R shares. The Plan permits the Fund to pay distribution and other fees for the sale of Class A, Class C and Class R shares and for services provided to shareholders of Class A, Class C and Class R shares.

Payments made under the Plan by Class A, Class C and Class R shares, but not payments made under the Plan by Class K shares, are made pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Fund may pay up to 0.25% of the average daily net assets of the Fund attributable to Class A, Class C and Class R shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.75% of the average daily net assets of the Fund attributable to Class C and Class R shares to finance activities relating to the distribution of those shares. However, under the Fund’s Distribution Agreement, the distribution and service fees payable with respect to the Class R shares are limited to payments at an annual rate equal to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.

Because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A, Class C, Class K and Class R shares of the Fund, and may cost you more than paying other types of sales charges.

18

OTHER PAYMENTS TO THIRD PARTIES

In addition to paying fees under the Fund’s Distribution and Service Plan, the Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor, for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Fund’s advisor or distributor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund, including affiliates of the advisor. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service and other fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Fund’s advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

In addition, while the Fund’s distributor typically pays to intermediaries most of the front-end sales charge applicable to sales of Fund shares by such intermediaries, the Fund’s distributor may on occasion pay the entire front-end sales charge to such intermediaries. For more information regarding these arrangements, please read “Additional Compensation Paid to Intermediaries” in the Statement of Additional Information.

From time to time, the Fund’s advisor or distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

VALUING FUND SHARES

The Fund’s NAV is calculated each day on which the New York Stock Exchange (NYSE) is open. The NAV per share is the value of a single Fund share. The Fund calculates NAV separately for each class. NAV is calculated by:

(1)	taking the total value of the Fund’s assets allocated to a particular class of shares,
(2)	subtracting the liabilities and expenses charged to that class, and
(3)	dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern Time). If the NYSE closes at any other time, or if an

19

emergency exists, the Fund will accelerate its NAV calculation and transaction deadlines to that time.

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Because foreign markets may be open at different times and on different days than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell their shares. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. (Eastern Time).

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation should a significant event occur subsequent to the close of the foreign securities exchanges. In the event of a significant change in the value of U.S. equity markets, as represented by the S&P 500 Index or other appropriate benchmark, following the close of the overseas exchange or markets for the securities in which the Fund invests, an adjustment to the value of the Fund or one or more securities held by the Fund may be applied in accordance with procedures approved by the Fund’s Board of Trustees. The Fund may also fair value its foreign securities when a particular foreign market is closed but the Fund is open. This policy is intended to assure the Fund’s NAV appropriately reflects securities’ values at the time of pricing.

Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country specific information. Fair value represents a good faith approximation of the value of a

20

security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

In accordance with procedures established by the Board of Trustees to fair value the Fund’s securities, the advisor has established a pricing committee to serve as its formal oversight body for the valuation of the Fund’s securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees of the Fund at the next regularly scheduled quarterly meeting of the Board.

DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund’s net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund declares and pays dividend distributions, if any, at least annually.

The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital, generally a non-taxable distribution to the extent of (and in reduction of) a shareholder’s basis in the Fund. You should treat any such distribution in excess of your basis in your shares as gain from a sale or exchange of the shares.

The Fund will generally pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application or notify the Fund by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS

Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Current law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on certain corporate stock. A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. The lower tax rates on long-term capital gains and qualifying dividends are currently scheduled to expire after 2010.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

If the Fund satisfies various requirements which it expects to satisfy, it may elect to pass through its foreign tax credits to its shareholders.

TAXES ON SALES OR EXCHANGES

If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you may, subject to certain restrictions, recognize a taxable loss on the sale of shares of the Fund.

OTHER CONSIDERATIONS

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

22

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

Founded in 1985, Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009, is the investment advisor of the Fund. As of June 30, 2007, MCM had approximately $29.6 billion in assets under management, made up of $12.3 billion in actively managed equity securities, $5.6 billion in fixed income securities and $11.7 billion in cash management assets.

MCM provides overall investment management for the Fund, and research and credit analysis concerning the Fund’s portfolio securities and is responsible for all purchases and sales of portfolio securities.

The advisory fee for the Fund is paid at an annual rate of 0.95% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund will be available in the Fund’s Semi-Annual Report dated December 31, 2007.

PORTFOLIO MANAGEMENT TEAM

A team of professionals employed by MCM makes investment decisions for the Fund. The team consists of Daniel B. LeVan, John W. Evers, Remi J. Browne, Peter S. Carpenter, Robert D. Cerow, Peter J. Collins, and Jeffrey R. Sullivan. Mr. LeVan is the lead portfolio manager and has final investment authority for the Fund. Mr. Evers is co-manager of the Fund, and the other team members provide analytical support for Mr. LeVan. Mr. Browne covers the financials sector, Mr. Carpenter covers the consumer discretionary and industrials sectors, Mr. Cerow covers the telecommunication services sector, Mr. Collins covers the utilities sector, Mr. Evers covers the energy sector, Mr. LeVan covers the health care and technology sectors, and Mr. Sullivan covers the consumer staples and materials sectors.

Remi J. Browne, CFA, Managing Director—International Equity Team, has been a member of the Fund’s portfolio management team since the inception of the Fund. He is also a member of the portfolio management teams for the Munder International Fund—Core Equity and the Munder Asset Allocation Fund—Balanced, as well as lead manager of MCM’s international core equity discipline, a member of the team managing MCM’s international small-cap equity discipline, and lead analyst of the financials sector for the international team. Immediately before joining MCM in August 2007, Mr. Browne was a Senior Vice President and Portfolio Manager for The Boston Company Asset Management (including its predecessor firms), where he led an international equity team for 11 years.

Peter S. Carpenter, CFA, Senior Portfolio Manager, has been a member of the Fund’s portfolio management team since the inception of the Fund. He is also a member of the portfolio management team for the Munder International Fund—Core Equity, as well as co-manager of MCM’s international core equity discipline, a member of the team managing MCM’s international small-cap equity discipline, and lead analyst of the consumer discretionary and industrials sectors for the international team. Immediately before joining MCM in August 2007, Mr. Carpenter was a Senior Vice President for The Boston Company Asset Management (including its predecessor firms), where he was co-manager of their

23

international equity products and served as an analyst for 10 years.

Robert D. Cerow, CFA, Equity Analyst, has been a member of the Fund’s portfolio management team since the inception of the Fund. He is also a member of the portfolio management team for the Munder International Fund—Core Equity, as well as a member of the team managing MCM’s international core and international small-cap equity disciplines, and lead analyst of the telecommunication services sector for the international team. Immediately before joining MCM in August 2007, Mr. Cerow was with The Boston Company Asset Management (including its predecessor firms), where he was an Assistant Vice President and Research Analyst for the telecommunications sector since January 2007 and a quantitative analyst since June 2003. Immediately prior to that, Mr. Cerow was a sales associate with Standish Mellon since 1998.

Peter J. Collins, Senior Equity Analyst, has been a member of the Fund’s portfolio management team since the inception of the Fund. He is also a member of the portfolio management team for the Munder International Fund—Core Equity, as well as a member of the team managing MCM’s international core and international small-cap equity disciplines, and lead analyst of the utilities sector for the international team. Immediately before joining MCM in August 2007, Mr. Collins was a Research Analyst for The Boston Company Asset Management (including its predecessor firms), where he served on the international equity team for seven years.

John W. Evers, CFA, Senior Portfolio Manager, has been co-manager of the Fund since the inception of the Fund. He is also a member of the portfolio management team for the Munder International Fund—Core Equity, as well as co-manager of MCM’s international small-cap equity discipline, a member of the team managing MCM’s international core equity discipline, and lead analyst of the energy sector for the international team. Immediately before joining MCM in August 2007, Mr. Evers was a Senior Vice President and Co-Portfolio Manager for The Boston Company Asset Management (including its predecessor firms), where he was an energy sector analyst and was also responsible for a quantitative research platform and production models for 10 years.

Daniel B. LeVan, CFA, Director—International Small-Cap Equity, has been lead manager of the Fund’s portfolio management team since the inception of the Fund. He is also a member of the portfolio management teams of the Munder International Fund—Core Equity and the Munder Asset Allocation Fund—Balanced, as well as lead manager of MCM’s international small-cap equity discipline, a member of the portfolio management team managing MCM’s international core equity discipline, and lead analyst of the health care and technology sectors for the international team. Immediately before joining MCM in August 2007, Mr. LeVan was a Senior Vice President and Portfolio Manager for The Boston Company Asset Management (including its predecessor firms), where he was a member of its international equity team for 11 years and was lead portfolio manager for its international small-cap equity discipline.

Jeffrey R. Sullivan, CFA, Senior Portfolio Manager, has been a member of the Fund’s portfolio management team since the inception of the Fund. He is also a member of the portfolio management team for the

24

Munder International Fund—Core Equity, as well as a member of the team managing MCM’s international core and international small-cap equity disciplines, and lead analyst of the consumer staples and materials sectors for the international team. Immediately before joining MCM in August 2007, Mr. Sullivan was with The Boston Company Asset Management (including its predecessor firms) for nine years, where he was a Senior Vice President and Portfolio Manager and served as a co-portfolio manager for their international growth and international core II products.

Additional information about the compensation of members of the portfolio management team, other accounts managed by these individuals, and their ownership of securities in the Fund is available in the Fund’s Statement of Additional Information.

25

26

FINANCIAL HIGHLIGHTS

The Fund commenced operations on August 17, 2007. As a result, there are no financial highlights for the Fund. Our website, www.munder.com will contain the Fund’s most recent semi-annual and annual reports when they become available. You may also obtain the semi-annual and annual reports, when available, and Statement of Additional Information without charge by calling (800) 438-5789.

27

SHAREHOLDER GUIDE

Dated October 31, 2007

The Shareholder Guide provides information regarding the purchase, redemption and exchange of shares of the Munder Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Munder Funds Class A, B, C, I, K, R & Y shares Prospectuses dated October 31, 2007. Not all Funds offer all classes of shares.

HOW TO REACH THE FUNDS

CONTACT SHAREHOLDER SERVICES

For account inquiries or information, literature, forms, etc.:

By telephone:

1-800-438-5789

By mail:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

By overnight delivery:	The Munder Funds

101 Sabin Street Pawtucket, RI 02860

For other inquiries or complaints:

By telephone:

1-800-468-6337

By mail:

The Munder Funds

Attn: Secretary

480 Pierce St. Birmingham, MI 48009

By e-mail:	fundcontact@munder.com

PURCHASE INFORMATION

WHO MAY PURCHASE SHARES

Class A & Class C Shares

All investors are eligible to purchase Class A or Class C shares.

Class B Shares

Class B Shares of the Munder Funds are available for purchase only as follows:

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B shares of a Munder Fund in additional Class B shares of that Fund;

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase Class B shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a

S - 1

trust for which the existing registered owner is the trustee or beneficiary;
-

401(k) retirement plans (and other similar group retirement plans) that offered Class B shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B shares of that Munder Fund and may purchase additional Class B shares of that Fund in existing participant accounts;

-

401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B shares of a Munder Fund as an investment option, may open participant accounts in Class B shares of that Fund; and

-

Any client or customer of a broker, financial intermediary or other financial institution that (i) received a sales presentation within the six months prior to February 28, 2007 that included Class B shares of one or more Munder Funds as an investment option and (ii) was identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B shares of a Munder Fund may purchase Class B shares.

If all Class B shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in this Shareholder Guide, then the shareholder’s account will be closed. Such former holders of Class B shares will not be able to buy additional Class B shares or reopen a Class B shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in this Shareholder Guide.

The Munder Funds reserve the right to revise the scope of the limited offering described above or to change these policies at any time.

Class K Shares

Customers (and their immediate family members) of banks and other institutions that have entered into agreements with the Funds to provide shareholder services for Class K shareholders may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. Financial institutions (or their nominees) acting on behalf of their customers, will normally be the holders of record of Fund shares and will reflect their customers’ beneficial ownership of shares in the account statements provided by them to their customers.

The Funds may refuse any purchase orders from ineligible investors who select Class K shares.

Class R Shares

Investors may purchase Class R shares only through participation in certain programs where program-level or omnibus accounts are held on the books of the Funds, including without limitation:

-	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit

S - 2

sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans; and
-	Managed account programs sponsored by a broker-dealer, registered investment adviser or bank trust department.

The Funds may refuse any purchase orders from ineligible investors who select Class R shares.

Class Y Shares

Only the following investors may purchase Class Y shares:

-

institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; and investment companies);

-	investment advisors, broker-dealers and other financial intermediaries acting for their own accounts or for the accounts of their clients;
-	Trustees and officers of the Munder Funds and their immediate family members;
-	employees and retired employees of the Funds’ investment advisor;
-	Munder Capital Management’s investment advisory clients; and
-	immediate family members of employees of the Funds’ investment advisor.

The Funds may refuse any purchase orders from ineligible investors who select Class Y shares.

Class I Shares

Individual investors and institutional investors may purchase Class I shares.

METHODS FOR PURCHASING SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Intermediary and/or Financial Institution

Any broker, financial intermediary or other financial institution authorized by the Munder Funds or the Funds’ distributor can sell you shares of the Funds. Please note that brokers, financial intermediaries or other financial institutions may charge you fees in connection with purchases of shares. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail

For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

You must also specify the Fund and class of shares you wish to purchase on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase may be refused or you may be invested in Class A shares, if offered.

S - 3

For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for the amount of your investment to the address listed above. We reserve the right to refuse investments of less than $50 and any form of payment, including without limitation cash, temporary checks, credit cards or third-party checks.

By Wire

For new accounts, you must complete, sign and mail an Account Application to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below. To obtain an Account Application, your account number or more information, call (800) 438-5789.

Wire Instructions

Bank ABA/Routing #: 031000053

Bank Account Number: 8606905396

Bank Account Name: The Munder Funds

RFB: (Fund Name and Class)

OBI: (Your Name and Acct #)

You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer (EFT)

For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Account Application with the Banking Information section completed and you must not decline your EFT purchase privilege. Once your account has been established, you can make investments by EFT.

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or visit www.munder.com to establish an Internet login and password for online transactions.

Please note that EFT transactions usually require two days to complete.

Through the Automatic Investment Plan (AIP)

Under an AIP, you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP without notice if your bank account has insufficient funds at the time of a scheduled deduction or for any other reason on 30 days’ written notice to you.

POLICIES FOR PURCHASING SHARES

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial

S - 4

institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

-	Name;

-	Date of birth (for individuals);

-	Residential or business street address (although post office boxes are still permitted for mailing); and

-	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, we may restrict your ability to purchase additional shares of a Fund until your identity is verified. We may also close your account or take other appropriate action if we are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed (less any applicable CDSC). In addition, you will not be entitled to recoup from the Funds any sales charges paid in connection with your purchase of Fund shares. Any otherwise applicable short-term trading fee will not, however, be assessed on accounts that are closed for this reason.

Investment Minimums

(Class A, B & C Shares)

With respect to any Class A, B or C shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class A, Class B and Class C shares is $2,500 per Fund for all accounts, with the following exceptions. The minimum initial investment for all types of Individual Retirement Accounts (IRAs), Education Savings Accounts (ESAs), 403(b), Uniform Gifts to Minors Act (UGMA) and Uniform Transfer to Minors Act (UTMA) accounts is $500. Subsequent investments of less than $50 per Fund for all account types may be refused. If you use the Automatic Investment Plan (AIP), the minimum initial and subsequent investment per Fund is $50.

Investment minimums do not apply to purchases made through eligible retirement plans (or similar group accounts) or eligible wrap-fee programs (or similar programs). For this purpose, “eligible

S - 5

retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees. “Eligible wrap-fee and similar programs” are those which have been approved by an officer of the Fund.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

If you wish to invest more than $50,000, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A or Class C shares. If you wish to invest more than $1 million, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A shares.

Investment Minimums

(Class K & R Shares)

There is no minimum initial or subsequent investment for Class K or Class R shares.

Investment Minimums (Class Y Shares)

With respect to any Class Y shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class Y shares is $1 million per Fund for each Class Y shares account.

A reduced initial investment minimum of $2,500 applies to investments made by clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds.

Investment minimums do not apply to purchases made through eligible retirement plans or similar group accounts. For this purpose, “eligible retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees.

Investment minimums do not apply to clients in wrap-fee programs or other asset-based advisory fee programs, where the sponsor has entered into a written agreement with the Funds to offer Class Y shares through the applicable program.

S - 6

Investment minimums do not apply to investments made by Trustees or officers of the Munder Funds or their immediate family members, employees of Munder Capital Management or their immediate family members, retired officers or employees of Munder Capital Management, or investment advisory clients of Munder Capital Management.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

Investment Minimums (Class I Shares)

Except as provided below, the minimum initial investment for Class I shares is $2 million per Fund for each Class I shares account.

Investment minimums do not apply to accounts held through an intermediary that maintains aggregate assets on behalf of its clients in a Fund equivalent to $10 million or greater and an average account size in the Fund equivalent to $200,000 or greater.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Accounts Below Minimums

For each account that you own, if your investment in Class A, Class B or Class C shares of a Fund does not meet the applicable account minimum, or you cease AIP contributions before reaching the applicable account minimum, you may increase your balance to that level (either by a single investment or through the AIP) or that Fund account may be charged a quarterly servicing fee of $6.

Exemptions from this fee apply to accounts held through brokers, financial intermediaries and other financial institutions that hold shares in street name or omnibus positions or through registered securities clearing agents.

To the extent feasible, we may waive low account balance fees on Class A or Class B shares accounts that do not meet the applicable amount minimum as a result of the par conversion of a Class B shares account to a Class A shares account. In addition, we reserve the right, in our sole discretion, to waive the imposition of this fee.

We further reserve the right, upon 30 days’ advance written notice, to redeem your Class A, Class B or Class C shares account (and forward the redemption proceeds to you) if its value is below the applicable minimum or to redeem your Class Y shares account if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice. Any otherwise applicable contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 30 days of your purchase.

Timing of Orders

Purchase orders must be received by the Funds or an authorized agent of the Funds, such as the Funds’ distributor or transfer agent, authorized dealer or third-party

S - 7

administrator, or other authorized financial intermediary, before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day’s NAV. Purchase orders received after that time will be accepted as of the next business day and will receive the NAV for the next business day.

REDEMPTION INFORMATION

METHODS FOR REDEEMING SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone

If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Funds must receive a redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet

If you did not decline the online redemption privilege on your Account Application and you have established an internet Personal

S - 8

Identification Number (PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

As with redemptions by telephone, the Funds must receive an online redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make internet redemptions from an IRA, ESA or 403(b) account.

Through the Systematic Withdrawal Plan (SWP)

If you have an account value of $5,000 or more in a Fund, you may redeem Class A, Class B or Class C shares on a monthly or quarterly basis. For IRA or 403(b) accounts, you may make redemptions on a monthly, quarterly or annual basis. In either case, the minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds. You may change or cancel a SWP at any time upon notice to the Funds. If you pay a sales charge on the purchase of Class A shares, you should not participate in a SWP. In addition, any applicable CDSC will be charged upon redemption of Class A, Class B or Class C shares.

By Writing a Check

Free checkwriting is available to Class A and Class Y shareholders of the Taxable Income Funds (other than the International Bond Fund), Tax-Free Income Funds and Money Market Funds who complete a Checkwriting Authorization Form and return it to us. Checks that are written in amounts less than $500 may be refused. You may not close a Fund account by writing a check. We may change or terminate this program on 30 days’ advance written notice to you.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent

In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). Please call (800) 438-5789 to determine the requirements for providing other instructions.

If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these methods.

Short-Term Trading Fee

A short-term trading fee may apply to redemptions of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

S - 9

Medallion Signature Guarantee

For your protection, a medallion signature guarantee is required for the following Class A, Class B and Class C redemption requests:

-	redemption proceeds greater than $50,000;
-	redemption proceeds not being made payable to the record owner of the account;
-	redemption proceeds not being mailed to the address of record on the account;
-	redemption proceeds being mailed to address of record that has changed within the last 30 days;
-	redemption proceeds being transferred to another Munder Fund account with a different registration;
-	change in ownership or registration of the account; or
-	changes to banking information without a voided check being supplied.

We reserve the right to require a medallion signature guarantee for other types of redemption requests, including Class K, Class R or Class Y share redemptions.

When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Financial Institutions

Shares held through a financial institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties

During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.

EXCHANGE INFORMATION

METHODS FOR EXCHANGING SHARES

Shareholders may exchange Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

S - 10

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration. All exchange requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

By Telephone

If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

By Internet

If you did not decline the online exchange privilege on your Account Application and you have established an internet Personal Identification Number (PIN), you may exchange shares by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

POLICIES FOR EXCHANGING SHARES

-	You may exchange your Fund shares for shares of the same class of other Munder Funds (if offered) based on their relative NAVs.

-

If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange. When Class A shares of a Munder Fund that were issued without the imposition of a sales charge are exchanged for Class A shares of another Munder Fund, you must pay any applicable sales charge at the time of the exchange unless you otherwise qualify for a waiver of the sales charge.

-

Class A shares of a money market fund that (1) were acquired through the use of the exchange privilege and (2) can be traced back to a purchase of one or more Munder Funds for which a sales charge was paid, may be exchanged for Class A shares of a Fund at NAV.

-	Class A, Class B and Class C shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

-	You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

-	A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

S - 11

-

Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker, financial intermediary or other financial institution or by calling the Munder Funds at (800) 438-5789.

-	Brokers or financial intermediaries may charge you a fee for handling exchanges.

-	We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Short-Term Trading Fee

A short-term trading fee may apply to exchanges of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES

AND REDEMPTIONS

-

We consider purchase, exchange or redemption orders to be in “proper form” when we receive all required information, including properly completed and signed documents. We may reject any requests that are not in proper form.

-	We reserve the right to reject any purchase order, including exchanges from other Munder Funds.

-	At any time, we may change any of our purchase, redemption or exchange practices or privileges, and may suspend the sale of Fund shares.

-	We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

-	To limit the Funds’ expenses, we no longer issue share certificates.

-	We may temporarily stop redeeming shares if:

(i)	the NYSE is closed;

(ii)	trading on the NYSE is restricted;

(iii)	an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

(iv)	the SEC orders the Fund to suspend redemptions.

-

We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor’s account, neither the Funds, Munder Capital Management, the Funds’ distributor nor the Funds’ transfer agent or any of their affiliates, officers or directors will be held responsible for any losses resulting from unauthorized transactions.

-	If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the

S - 12

account. If your account has been set up by a broker, financial intermediary or other financial institution, account activity will be detailed in their statements to you. Brokers, financial intermediaries and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

-	Brokers, financial intermediaries and other financial institutions may charge their customers a processing fee in connection with the purchase or redemption of Fund shares.

-

Normally we send redemption amounts to you on the next business day (but not more than seven days) after we receive your request in proper form, except as described below in the case of shares purchased by check. Same-day processing is available only for the Money Market Funds, provided we receive notice of the trade prior to the applicable cut-off time (see below).

-

If we receive notice of your intent to process a same-day trade and your purchase order for the Cash Investment Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 2:45 p.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 2:45 p.m. (Eastern time), you will receive dividends for that day.

If we receive notice of your intent to process a same-day trade and your purchase order for the Tax-Free Money Market Fund is received in proper form before 11:30 a.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 11:30 a.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 11:30 a.m. (Eastern time), you will receive dividends for that day.

-	We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

SHAREHOLDER PRIVILEGES

Reinstatement Privilege

For 60 days after you sell Class A, Class B or Class C shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge). This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A, B or C shares that were subject to a CDSC when redeemed. The Class A shares purchased under this privilege must be held in an account registered in the same name as the account from which the shares were redeemed and the amount being reinvested must be at least the required minimum investment amount. You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial intermediary must notify the Funds at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

S - 13

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

AND SHORT-TERM TRADING FEE

Policies and Procedures

The Funds are not intended to serve as vehicles for short-term trading. By realizing profits through short-term trading, investors that engage in rapid purchases and sales or exchanges of a Fund’s shares may dilute the value of shares held by long-term investors. Volatility resulting from excessive purchases and sales or exchanges of a Fund’s shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity resulting from market timing. Excessive purchases and sales or exchanges of a Fund’s shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity, which could cause the Fund to incur increased brokerage costs and to realize taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level volatility and investment volatility that is associated with patterns of excessive short-term trading activity. Any increased costs are borne by all Fund shareholders, including long-term investors who do not cause such costs to be incurred. All of these factors may adversely affect Fund performance. Funds investing in securities that are thinly traded, trade infrequently, or are more difficult to value (such as foreign securities, high yield debt securities and small-cap securities) may attract investors seeking to profit from short-term trading strategies that attempt to exploit the special valuation issues applicable to these types of securities to a greater degree than other types of securities. With respect to the Cash Investment Fund, a money market fund that attempts to maintain a stable net asset value, short-term trading does not generally pose the same issue for that Fund as for other Munder Funds.

The Board of Trustees of the Munder Funds has adopted policies and procedures to monitor for, and to discourage and take reasonable steps to prevent or minimize, investors from engaging in frequent purchases and redemptions of shares of the Munder Funds, to the extent deemed reasonable and practicable. The Funds will seek to apply these policies and procedures as uniformly as practicable.

The Munder Funds’ policies and procedures for identifying excessive short-term trading and market timing activities take into account a number of factors, including but not limited to the dollar amount and frequency of Fund trades. For purposes of these monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Pursuant to these policies and procedures, each Fund reserves the right to refuse any purchase or exchange request that, in the view of MCM, could adversely affect any Munder Fund or its operations, including any purchase or exchange request from any individual, group or account that is likely to engage in excessive trading, or any order that may be viewed as market-timing activity. If a Fund refuses a purchase or

S - 14

exchange request from a shareholder and that shareholder deems it necessary to redeem his or her account in the Fund, any CDSC that is applicable to such redemption transaction, as described in the Fund’s prospectus, will be assessed against those redemption proceeds.

The Funds will suspend or terminate any or all exchange privileges or suspend or terminate telephone and/or internet redemption privileges on accounts identified as engaging in excessive short-term trading or market timing activity in order to limit these types of trading practices. The Funds (other than a money market fund) also reserve the right in the future to limit the number of “round trip” exchanges an investor may make into and out of any Fund in order to discourage excessive short-term trading activities.

Although the Funds use a variety of methods to detect and deter excessive trading or market timing, the Funds cannot always know or reasonably detect such trading, particularly if it is facilitated by authorized financial intermediaries or done through omnibus account arrangements. The Funds’ ability to monitor and discourage market timing and excessive trading generally requires the cooperation of financial intermediaries to effectively implement policies and procedures with respect to accounts for which the Funds do not have sufficient identifying information. This cooperation cannot necessarily be assured. To the extent the Funds are able to identify market timing or excessive trading in these accounts, the Funds will use their reasonable and best efforts to uniformly apply their policies and procedures. However, there is no guarantee that this goal will be achieved. Finally, it is important to recognize that “market timing” and “excessive trading” are not clearly defined terms under applicable law. Consequently, trading activities that may not be considered by the management of the Munder Funds to be excessive or market timing could be interpreted differently by others and vice versa.

Short-Term Trading Fee

Consistent with the Funds’ policies and procedures, we may apply a 2% short-term trading fee if you redeem or exchange shares of the Asset Allocation Fund—Balanced, the Equity Funds or the International Bond Fund within 30 days of purchase. The fee will be applied based on net assets at the time of the transaction. Any applicable short-term trading fee is paid directly to the Fund from which you redeem or exchange your shares in order to, among other things, offset the costs of buying and selling securities. The fee, which is intended to discourage short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

The Funds will seek to apply short-term trading fees as uniformly as possible. Where operational limitations restrict the ability of the Funds to impose short-term trading fees or apply certain exemptions from the fees, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of short-term trading fees will vary. To the extent feasible, the following types of transactions will be exempt from short-term trading fees: shares purchased through the automatic reinvestment of dividend and capital gain distributions; shares redeemed to pay account-related fees; shares purchased through an automatic investment program or similar periodic investment plan; transactions associated

S - 15

with the automatic rebalancing of an account; shares purchased as a result of an employer contribution to a qualified retirement plan account; shares redeemed from shareholder accounts liquidated for failure to meet the minimum investment requirement; shares redeemed from a shareholder account for which the identity of the shareholder could not be determined within reasonable time after the account was opened; shares redeemed pursuant to a systematic withdrawal plan or similar periodic withdrawal plan; shares redeemed as part of a loan or hardship withdrawal from a qualified plan; shares redeemed to repay a loan from a qualified retirement account; shares redeemed for payment of involuntary fees; shares redeemed as part of a required distribution from a qualified retirement plan or IRA; shares redeemed upon the death or disability of an owner of record of an account; and any other involuntary redemption and/or exchange transactions, including those required by law or regulation, a regulatory agency, a court order, or as a result of a liquidation of a Fund by the Board of Trustees.

Accounts exempt from the imposition of short-term trading fees are: accounts held through omnibus and plan level retirement accounts for which third-party recordkeepers do not assess redemption fees on such accounts; accounts that hold omnibus share positions for the dealer, and the underlying dealer customer accounts, for which the dealer does not assess redemption fees on such accounts; accounts for which the beneficial owner is an asset allocation fund or funds (or similar pooled investment vehicle) that rebalances no more frequently than quarterly; and wrap fee program accounts for which the program sponsor has entered into a form of fee waiver agreement with the Funds. In addition, we reserve the right to waive the short-term trading fees in certain limited circumstances where the Funds determine the transaction does not pose the risks that the Funds’ policies and procedures are designed to mitigate. Such waivers are subject to the advance written approval of two officers of the Funds and are reported to the Board of Trustees.

S - 16

ADDITIONAL INFORMATION

Information relating to purchases and sales of shares of the Fund is provided in the Shareholder Guide, which is incorporated by reference into (and is considered a part of) this prospectus.

More information about the Fund is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

The Fund’s Statement of Additional Information provides more detail about the Fund and its investment strategies, risks and restrictions. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (and is considered part of) this prospectus.

SHAREHOLDER INQUIRIES:

By e-mail:	fundcontact@munder.com

By telephone:	1-800-468-6337

By mail:	The Munder Funds Attn: Secretary 480 Pierce Street Birmingham, MI 48009

Distributor: Funds Distributor, Inc.

SEC File Number: 811-21294

TO OBTAIN INFORMATION:

By telephone:	1-800-438-5789

By mail:	The Munder Funds

P.O. Box 9701

Providence, RI 02940-9701

By overnight	The Munder Funds
delivery:	101 Sabin Street
Pawtucket, RI 02860

By web:	www.munder.com

You may find more information about the Fund online. This website is not considered part of the prospectus.

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-0102.

PROISMC1007

Munder International Equity Fund

PROSPECTUS

October 31, 2007

Save paper and receive this

document electronically.

Sign up for electronic delivery at

www.munderfunds.com/edelivery

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

CLASS A SHARES

(MUIAX)

CLASS B SHARES

(MUIEX)

CLASS C SHARES

(MUICX)

CLASS K SHARES

(MUIKX)

CLASS Y SHARES

(MUIYX)

Munder International Equity Fund

Class A, B, C, K & Y SHARES

This prospectus describes the goal and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on the Fund’s investment strategies and risks, please read the section entitled “More About the Fund.” Certain terms used in this prospectus are defined in the Glossary. Unless this prospectus expressly provides otherwise, each goal, strategy and policy of the Fund may be changed by action of the Board of Trustees without shareholder approval.

GOAL AND PRINCIPAL

INVESTMENT STRATEGIES

Goal

The Fund’s goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing primarily in foreign securities (i.e., non-U.S. dollar-denominated securities traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers traded in the U.S.).

Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities (i.e., common stocks, preferred stocks, convertible securities, and rights and warrants, including depositary receipts for such securities). This investment strategy may not be changed without 60 days’ prior notice to shareholders. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.

The advisor employs a highly quantitative approach to investing. Stocks are selected based on fundamental factors that the advisor believes are effective predictors of stock performance. In an effort to manage the volatility of the Fund’s performance, country and sector weightings are targeted to remain within specific ranges as compared to the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index.

Utilizing a variety of quantitative analyses, the advisor seeks to identify foreign stocks that offer favorable risk-adjusted returns over time. Securities in which the Fund invests will primarily be from countries represented in the MSCI EAFE Index universe, but may also include larger capitalization companies in other countries.

The Fund may also engage in futures, forward currency exchange contracts and other foreign currency transactions. The Fund also may utilize exchange-traded funds (ETFs) to manage liquidity.

1

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund’s portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

-	Stock Market Risk

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

-	Stock Selection Risk

In addition to, or in spite of, the impact of movements in the overall stock market, the value of the Fund’s investments may decline if the particular companies in which the Fund invests do not perform well in the market.

-	Growth Investing Risk

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of growth stocks also may fall or fail to appreciate as anticipated by the advisor, regardless of movements in the securities markets.

-	Foreign Securities Risk

The Fund’s investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities and can affect the Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund's investment in securities denominated in a foreign currency or may widen existing losses. To the extent that the Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Emerging Market Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their

2

securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, should the Fund invest in emerging market countries, it may be required to establish special custody or other arrangements before investing. In addition, because the securities settlement procedures are less developed in these countries, the Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. The possible establishment of exchange controls or freezes on the convertibility of currency might adversely affect an investment in foreign securities.

Geographic Risk: If the Fund concentrates its investments in issuers located or doing business in any country or region, factors adversely affecting that country or region will affect the Fund’s net asset value more than would be the case if the Fund had made more geographically diverse investments. The economies and financial markets of certain regions, such as Latin America or Asia, can be highly interdependent and decline all at the same time.

Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund’s foreign investments.

Regulatory Risk: Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

-	Derivatives Risk

The Fund may suffer a loss from its use of futures contracts and forward currency exchange contracts, which are forms of derivatives. The primary risk with futures and forward currency exchange contracts is that small price movements can result in substantial gains or losses. Investments in derivatives also entail exposure to the credit risk of the derivative’s counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

-	ETF Risk

ETFs are investment companies that are bought and sold on a securities exchange. When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses. The risk of owning an ETF generally reflects the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

3

PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund’s performance for each of the last 10 calendar years. The table shows how the Fund’s average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index.

The annual returns in the bar chart are for the Fund’s oldest class of shares, Class Y shares. Class A, Class B, Class C and Class K shares, net of applicable sales charges, will have annual returns similar to those of the Class Y shares because all of the classes of shares are invested in the same portfolio of securities and have the same portfolio management. Because each class of shares has different sales charges, distribution fees and/or service fees, and expenses, the performance of each class will differ. Please see the section entitled “Fees and Expenses.”

When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Munder International Equity Fund CLASS Y

TOTAL RETURN (%)

per calendar year

YTD through 9/30/07:	12.27%

Best Quarter:	25.39%	(quarter ended 12/31/99)
Worst Quarter:	(19.59)%	(quarter ended 9/30/02)

AVERAGE ANNUAL RETURNS

for periods ended December 31, 2006

	1 Year %	5 Years %	10 Years %	Since Inception %(1)
CLASS Y
Return Before Taxes	28.13	14.83	8.16	8.80
Return After Taxes on Distributions	26.81	14.52	7.20	7.84
Return After Taxes on Distributions and Sale of Fund Shares	19.02	13.01	6.74	7.38
MSCI EAFE Index(2) (reflects no deductions for fees or expenses)	26.34	14.98	7.71	8.17

4

	1 Year %	5 Years %	10 Years %	Since Inception %(1)
CLASS A
Return Before Taxes	20.76	13.24	7.28	8.29
MSCI EAFE Index(2) (reflects no deductions for fees or expenses)	26.34	14.98	7.71	9.43
CLASS B
Return Before Taxes	21.87	13.43	7.23	7.05
MSCI EAFE Index(2) (reflects no deductions for fees or expenses)	26.34	14.98	7.71	7.30
CLASS C
Return Before Taxes	25.85	13.68	7.08	7.26
MSCI EAFE Index(2) (reflects no deductions for fees or expenses)	26.34	14.98	7.71	7.76
CLASS K
Return Before Taxes	27.74	14.53	7.89	8.82
MSCI EAFE Index(2) (reflects no deductions for fees or expenses)	26.34	14.98	7.71	9.43

(1)	The inception dates for the Class Y, Class A, Class B, Class C and Class K shares are 12/1/91, 11/30/92, 3/9/94, 9/29/95 and 11/23/92, respectively. The index returns from inception for Class Y, Class A, Class B, Class C and Class K shares are from 12/1/91, 12/1/92, 3/1/94, 10/1/95 and 12/1/92, respectively.
(2)	The Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index) is a free float-adjusted market capitalization index that is unmanaged and designed to measure developed equity market performance, excluding the U.S. and Canada. Returns shown are net of foreign withholding taxes applicable to U.S. investors.

Average annual returns reflect the imposition of the maximum front-end or contingent deferred sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class Y shares. The after-tax returns for the Class A, Class B, Class C and Class K shares will vary from those shown for the Class Y shares because, as noted above and set forth below in the section entitled “Fees and Expenses,” each class of shares has different sales charges, distribution fees and/or service fees, and expenses.

Historical information regarding the Fund, including prior names and benchmarks, is included in the Fund’s Statement of Additional Information.

5

FEES & EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

SHAREHOLDER FEES paid directly from your investment	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class Y Shares
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)	5.5%(a)	None	None	None	None
Maximum Contingent Deferred Sales Charge (CDSC) (as a % of the lesser of original purchase price or redemption proceeds)	None(b)	5%(c)	1%(d)	None	None
Maximum Sales Charge (load) imposed on reinvested dividends	None	None	None	None	None
Redemption Fees	2%(e)	2%(e)	2%(e)	2%(e)	2%(e)
Exchange Fees	None	None	None	None	None

ANNUAL FUND OPERATING EXPENSES paid from Fund assets (as a % of net assets)	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class Y Shares
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.00%
Non-12b-1 Service Plan Fees	0.00%	0.00%	0.00%	0.25%	0.00%
Other Expenses	0.44%	0.44%	0.44%	0.44%	0.44%
Acquired Fund Fees and Expenses (f)(g)	0.00%	0.00%	0.00%	0.00%	0.00%

Total Annual Fund Operating Expenses including Acquired Fund Fees and Expenses (g)	1.44%	2.19%	2.19%	1.44%	1.19%

(a)	The sales charge declines as the amount invested increases.
(b)	A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. If you redeem within one year of purchase Class A shares that were purchased with no initial sales charge as part of an investment of $1 million or more, a 1% CDSC may apply upon redemption.
(c)	The CDSC applies to redemptions of Class B shares within six years of purchase and declines over time.
(d)	The CDSC applies to redemptions of Class C shares within one year of purchase.
(e)	A short-term trading fee of 2% may be assessed on redemptions within 30 days of purchase. The short-term trading fee will not be assessed on accounts that are redeemed within the 30-day period because they do not meet the applicable minimum or because the Fund is unable to verify an accountholder’s identity within a reasonable time after the account is opened.
(f)	Acquired Fund Fees and Expenses reflect the pro-rata portion of the fees and expenses charged by any underlying funds in which the Fund may invest, including Money Market Funds and ETFs.
(g)	Acquired Fund Fees and Expenses are less than 0.01% of the average net assets of the Fund.

6

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A Shares	Class B Shares*		Class B Shares**		Class C Shares*	Class C Shares**	Class K Shares	Class Y Shares
1 Year	$689	$722		$222		$322	$222	$147	$121
3 Years	$980	$985		$685		$685	$685	$456	$378
5 Years	$1,294	$1,375		$1,175		$1,175	$1,175	$787	$654
10 Years	$2,179	$2,334	***	$2,334	***	$2,524	$2,524	$1,724	$1,443

*	Assumes you sold your shares at the end of the time period.
**	Assumes you stayed in the Fund.
***	Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) of the Fund on the first business day of the month following the eighth anniversary of the issuance.

7

GLOSSARY

The Glossary explains certain terms used throughout this prospectus.

Convertible Securities are bonds or preferred stocks that may be converted (exchanged) into the common stock of the issuing company within a specified time period or a specified number of shares. Convertible securities offer the Fund a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

Depositary Receipts are U.S. dollar-denominated receipts representing shares of foreign-based corporations and Depositary Shares are shares issued under a deposit agreement representing shares of foreign-based corporations. American Depositary Receipts (ADRs) and American Depositary Shares (ADSs) are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out of the underlying foreign assets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are issued by European financial institutions. New York Registered Shares (NYRs), also known as Guilder Shares since most of the issuing companies are Dutch, are dollar-denominated certificates issued by foreign companies specifically for the U.S. market.

Equity Securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or may be unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Foreign Securities include direct investments in non-U.S. dollar-denominated securities that are traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers that are traded in the U.S. Foreign securities also include indirect investments such as ADRs, ADSs, EDRs and GDRs.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers’ acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. government securities.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

8

MORE ABOUT THE FUND

The following sections provide additional information about the Fund’s principal investment strategies and risks and describe certain other applicable investment strategies and risks of the Fund. The Fund may use other techniques and invest in other securities and is subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Fund’s principal investment strategies and principal risks please read the sections entitled “Goal and Principal Investment Strategies” and “Principal Risks” beginning on page 1 of this prospectus.

FURTHER INFORMATION REGARDING THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RISKS

DERIVATIVES

Derivative instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, and forward currency exchange contracts.

-	Investment Strategy

The Fund may, but is not required to, use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another), for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. Hedging may relate to a specific investment, a group of investments, or a Fund’s portfolio as a whole. The Fund will not use derivatives for speculative purposes.

There can be no assurance that the Fund will use derivatives to hedge any particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful.

-	Special Risks

The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a

9

position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

OTHER INVESTMENT

STRATEGIES AND RISKS

BORROWING

-	Investment Strategy

The Fund may borrow from banks in an amount up to 33 1/ 3% of the Fund’s assets, including the amount borrowed. The Fund may also issue a note evidencing a temporary loan (i.e., one that must be repaid within 60 days), as long as it does not exceed 5% of the Fund’s total assets.

-	Special Risks

Borrowings by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund’s net asset value will decline in value by proportionately more than the decline in value of the securities.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, the Fund may realize additional income gains or losses.

-	Investment Strategy

The Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 33 1/3% of the value of the Fund’s total assets (including the loan collateral).

-	Special Risks

The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

TEMPORARY AND DEFENSIVE INVESTING

The Fund may invest all or any portion of its assets in short-term obligations, such as U.S. government obligations, high-quality money market instruments, repurchase agreements with maturities of 13 months or less and exchange-traded funds.

-	Investment Strategy

The Fund may invest in short-term obligations, pending investment, in order to meet redemption requests or as a defensive measure in response to adverse market or economic conditions.

-	Special Risks

The Fund may not achieve its investment objective when its assets are invested in short-term obligations.

10

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS

A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

-	Special Risks

Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the counterparty may fail to deliver the security or cash on the settlement date.

PUBLICATION OF
PORTFOLIO HOLDINGS

The Fund publishes a complete list of its portfolio holdings as of the end of each calendar month not earlier than 30 days after the end of such month on the Munder Funds website (www.munder.com) under the “All Holdings” link on the Fund’s Profile Page. The three most recent previously published month-end portfolio holdings lists can be accessed through the “Historical All Holdings” link on the Fund’s Profile Page. The Fund may also publish other information on the Fund’s Profile Page relating to its portfolio holdings (e.g., top ten holdings, sector information and other portfolio characteristic data) as of the end of the calendar month not earlier than 15 days after the end of such month. A description of the Fund’s policies and procedures with respect to the disclosure of information regarding the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

YOUR INVESTMENT

PURCHASING SHARES

You may purchase Class A shares of the Fund at the net asset value (NAV) next determined after your purchase order is received in proper form, plus any applicable sales charge.

You may purchase Class B, Class C, Class K or Class Y shares of the Fund at the NAV next determined after your purchase order is received in proper form.

Class B, Class K and Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding eligibility requirements.

Broker-dealers or financial intermediaries (other than the Fund’s distributor) may charge you additional fees for shares you purchase through them.

11

For information regarding policies and procedures associated with purchasing shares of the Fund, including minimum investment requirements, please see the Shareholder Guide.

EXCHANGING SHARES

You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs.

For information regarding policies and procedures associated with exchanging shares, please see the Shareholder Guide.

REDEEMING SHARES

You may redeem shares at the NAV next determined after your redemption request is received in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC) and/or short-term trading fee.

For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the Shareholder Guide.

SHARE CLASS SELECTION

The Fund offers Class A, Class B, Class C, Class K and Class Y shares through this prospectus. A summary comparison of the various classes appears in the table below. Please see the Shareholder Guide for more information regarding each class of shares.

Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase, the intended length of your investment and your eligibility to purchase those shares. In estimating the costs of investing in a particular class of shares, you should consider both ongoing annual expenses, including applicable Rule 12b-1 distribution and service fees and/or other service fees as described in the section entitled “Distribution and Service Fees,” and any initial sales charge or CDSC.

Class A Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement or education savings plan.

Initial Sales Charge	Up to 5.50% (reduced for purchases of $25,000 or more, and eliminated for purchases of $1 million or more and certain categories of investors).

Contingent Deferred Sales Charge	None (except that a 1.00% charge applies on certain redemptions made within one year of a $1 million investment for which no sales charge was paid).

Distribution and/or Service Fees	Rule 12b-1 fees of 0.25% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	None

Conversion Feature	None

12

Class B Shares
Purchase Availability	Available to a limited group of investors for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge	Starts at 5.00% and declines to 0% six years after purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	$50,000

Conversion Feature	Automatic conversion to Class A shares on the first business day of the month following the eighth anniversary of issuance, reducing future annual expenses.*

Class C Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge	1.00% on redemptions made within one year of purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	$1 million

Conversion Feature	None

Class K Shares
Purchase Availability	Available only through selected financial institutions. Not available for direct investment in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Service fees of 0.25% annually.

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	None

*	Please see the Statement of Additional Information for information regarding the conversion feature for Class B shares purchased prior to June 16, 2003.

13

Class Y Shares
Purchase Availability	Available only to institutional investors, investors purchasing through financial intermediaries, investors purchasing through retirement plans that meet certain conditions, and investors with specific relationships with Munder Capital Management or the Munder Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	None

Initial Purchase Minimum	$1 million (reduced or eliminated for certain categories of investors).

Purchase Maximum	None

Conversion Feature	None

APPLICABLE SALES CHARGES

Access to the following information is available through the Munder Funds website at www.munder.com under the “Sales Charges and Fees” link on the Fund’s Profile Page.

FRONT-END SALES CHARGE - CLASS A SHARES

You can purchase Class A shares at the offering price, which is the NAV plus an initial sales charge. Shares purchased through reinvestment of distributions are not subject to a sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are as follows:

	Sales Charge* as a Percentage of
	Offering Price %		Net Amount Invested %
Less than $25,000	5.50		5.82
$25,000 but less than $50,000	5.25		5.54
$50,000 but less than $100,000	4.50		4.71
$100,000 but less than $250,000	3.50		3.63
$250,000 but less than $500,000	2.50		2.56
$500,000 but less than $1,000,000	1.50		1.52
$1,000,000 or more	None	**	None	**

*	Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.
**	No initial sales charge applies on investments of $1 million or more; however, a CDSC of 1% is imposed on certain redemptions within one year of purchase.

14

SALES CHARGE WAIVERS AND REDUCTIONS - CLASS A SHARES

General

We will waive the initial sales charge on Class A shares for the following types of purchasers:

1.    investors that have an investment account with the Fund’s investment advisor;

2.    full-time employees and retired employees of the Fund’s investment advisor or its affiliates, employees of the Fund’s service providers, and immediate family members of the foregoing persons;

3.    registered broker-dealers, financial intermediaries, or their agents that have entered into selling agreements with the Fund’s distributor, if the shares are (a) purchased for their own accounts, (b) purchased for retirement plans of their employees or (c) sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;

4.    qualified employee benefit plans, employer-sponsored retirement plans and other employer-sponsored plans or accounts that meet certain criteria established by the Funds;

5.    individuals who reinvest distributions from a qualified retirement plan managed by the Fund’s investment advisor;

6.    individuals who reinvest the proceeds of redemptions from Class K or Class Y shares of another Munder Fund within 60 days of redemption;

7.    banks, trust companies and other financial institutions that trade for the accounts of their clients through the NSCC’s Trust Fund/SERV system;

8.    fee-based financial intermediaries or employee benefit plan consultants acting for the accounts of their clients; and

9.    qualified education savings plans established in accordance with Section 529 of the Internal Revenue Code.

You should inform the Funds or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies. The Funds or your broker or other financial intermediary may request additional information in order to verify your eligibility for the waiver.

For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions

You may qualify for reduced sales charges in the following cases:

Letter of Intent

If, over a 13-month period, you intend to purchase Class A shares of one or more Munder Funds that, in the aggregate, will total over $25,000, we will apply a sales charge to each of your purchases based on the aggregate level of investment. Sales charge reductions for Equity Funds (except the Index 500 Fund) begin when aggregate investments exceed $25,000. For the Index 500 Fund and all other Munder Funds, sales charge reductions begin when aggregate investments exceed $100,000.

To qualify, you must complete the Letter of Intent section of your Account Application or contact your broker or financial intermediary. By doing so, you indicate your non-binding intent to invest a certain amount over a 13-month period. Any sales charge on Class A shares you purchase during the 13 months will then be based on the total amount specified in your Letter of Intent.

15

You can apply the market value of any class of shares of non-money market Munder Funds you own at the time you establish your Letter of Intent toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid on purchasing any such eligible shares). You should inform the Funds that you have a Letter of Intent each time you make an investment.

Although you are not obligated to purchase the amount specified in your Letter of Intent, if you purchase less than the amount specified, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made.

Right of Accumulation

For purposes of calculating the sales charge applicable at the time of a Class A shares purchase, an individual shareholder may combine certain holdings and purchases, as described below. You may add to the amount of your purchase the market value of any class of shares of non-money market Munder Funds (regardless of the amount of any sales charge paid on such shares) already owned by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. When calculating the sales charge, you may also combine purchases of any class of shares of non-money market Munder Funds that are made by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary.

If you purchase shares directly from the Munder Funds, you should notify us to ensure you receive the proper reduction. If you purchase shares through a broker or other financial intermediary, you should consult with your broker or financial intermediary prior to making a purchase.

Additional Information

In order to obtain a sales charge reduction under a Letter of Intent or Right of Accumulation, you should inform the Funds or your broker or other financial intermediary at the time of purchase of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales charge reduction. You also may need to provide the Funds or your broker or other financial intermediary information such as account statements in order to verify your eligibility for the sales charge reduction. This may include, if applicable, information or records regarding:

-	shares of the Munder Fund(s) held in all accounts you may have with a broker or another financial intermediary; and
-	shares of the Munder Fund(s) held at any financial intermediary in accounts of family members, such as your spouse or minor children.

For further information on sales charge reductions, call (800) 438-5789.

CDSCs

You are subject to a CDSC when you redeem:

-	Class A shares purchased within one year of redemption as part of an investment of $1 million or more if a sales commission was paid at the time of investment;
-	Class B shares within six years of buying them; or

16

-	Class C shares within one year of buying them.

These time periods include the time you held Class A, Class B or Class C shares of another Munder Fund which you may have exchanged for Class A, Class B or Class C shares of the International Equity Fund.

The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC.

The CDSC for Class A shares and Class C shares, if applicable, is 1.00%.

The CDSC schedule for Class B shares is set forth below.

Redemption	CDSC
Within One Year of Purchase	5.00%
Within Two Years of Purchase	4.00%
Within Three Years of Purchase	3.00%
Within Four Years of Purchase	3.00%
Within Five Years of Purchase	2.00%
Within Six Years of Purchase	1.00%
More than Six Years After Purchase	0.00%

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 per share (for a total cost of $10,000). Three and one-half years later, assume the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, i.e., 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate for redemptions made within four years of purchase).

CDSC WAIVERS

We will waive any otherwise applicable CDSC payable upon redemptions of Class B or Class C shares for:

-	redemptions made within one year after the death or permanent disability (as defined by the Social Security Administration) of a named owner in the account registration;
-	minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2; and
-

(Class B shares only) redemptions through a Systematic Withdrawal Plan (SWP) of up to 10% per year of an account’s NAV. For example, if your balance at the time a SWP is established is $12,000, you may establish a $100 monthly or $300 quarterly (or $1,200 annual for IRA or 403(b) accounts) SWP without being subject to a CDSC for the year. For more information about enrolling in a SWP, please see the Shareholder Guide.

Other waivers of the CDSC on Class B or Class C shares may apply. Please see the Fund’s Statement of Additional Information or call (800) 438-5789 for more details.

17

DISTRIBUTION AND SERVICE FEES

DISTRIBUTION AND SERVICE PLAN FEES

The Fund has a Distribution and Service Plan with respect to its Class A, Class B, Class C and Class K shares. The Plan permits the Fund to pay distribution and other fees for the sale of Class A, Class B and Class C shares and for services provided to shareholders of Class A, Class B, Class C or Class K shares.

Payments made under the Plan by Class A, Class B and Class C shares, but not payments made under the Plan by Class K shares, are made pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Fund may pay up to 0.25% of the average daily net assets of the Fund attributable to Class A, Class B, Class C and Class K shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.75% of the average daily net assets of the Fund attributable to Class B and Class C shares to finance activities relating to the distribution of those shares.

Because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A, Class B, Class C and Class K shares of the Fund, and may cost you more than paying other types of sales charges.

OTHER PAYMENTS TO THIRD PARTIES

In addition to paying fees under the Fund’s Distribution and Service Plan, the Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor, for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Fund’s advisor or distributor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund, including affiliates of the advisor. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service and other fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Fund’s advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

In addition, while the Fund’s distributor typically pays to intermediaries most of the front-end sales charge applicable to sales of Fund shares by such intermediaries, the Fund’s distributor may on occasion pay the entire front-end sales charge to such intermediaries. For more information regarding these arrangements, please read “Additional Compensation Paid to

18

Intermediaries” in the Statement of Additional Information.

From time to time, the Fund’s advisor or distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

VALUING FUND SHARES

The Fund’s NAV is calculated each day on which the New York Stock Exchange (NYSE) is open. The NAV per share is the value of a single Fund share. The Fund calculates NAV separately for each class. NAV is calculated by:

(1)	taking the total value of the Fund’s assets allocated to a particular class of shares,
(2)	subtracting the liabilities and expenses charged to that class, and
(3)	dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the Fund will accelerate its NAV calculation and transaction deadlines to that time.

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Because foreign markets may be open at different times and on different days than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell their shares. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. (Eastern Time).

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees

19

determines that such valuation does not constitute fair value at that time. The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation should a significant event occur subsequent to the close of the foreign securities exchanges. In the event of a significant change in the value of U.S. equity markets, as represented by the S&P 500 Index or other appropriate benchmark, following the close of the overseas exchange or markets for the securities in which the Fund invests, an adjustment to the value of the Fund or one or more securities held by the Fund may be applied in accordance with procedures approved by the Fund’s Board of Trustees. The Fund may also fair value its foreign securities when a particular foreign market is closed but the Fund is open. This policy is intended to assure the Fund’s NAV appropriately reflects securities’ values at the time of pricing.

Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country specific information. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

In accordance with procedures established by the Board of Trustees to fair value the Fund’s securities, the advisor has established a pricing committee to serve as its formal oversight body for the valuation of the Fund’s securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees of the Fund at the next regularly scheduled quarterly meeting of the Board.

DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund’s net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund declares and pays dividend distributions, if any, at least annually.

The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of its earnings and profits. You should treat such a

20

distribution as a return of capital, generally a non-taxable distribution to the extent of (and in reduction of) a shareholder’s basis in the Fund. You should treat any such distribution in excess of your basis in your shares as gain from a sale or exchange of the shares.

The Fund will generally pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application or notify the Fund by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS

Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Current law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on certain corporate stock. A shareholder will also have to satisfy a more than 60- day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. The lower tax rates on long-term capital gains and qualifying dividends are currently scheduled to expire after 2010.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing

21

the amount of ordinary income and capital gains paid to you for the previous year.

If the Fund satisfies various requirements which it expects to satisfy, it may elect to pass through its foreign tax credits to its shareholders.

TAXES ON SALES OR EXCHANGES

If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you may, subject to certain restrictions, recognize a taxable loss on the sale of shares of the Fund.

OTHER CONSIDERATIONS

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

Founded in 1985, Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009, is the investment advisor of the Fund. As of June 30, 2007, MCM had approximately $29.6 billion in assets under management, made up of $12.3 billion in actively managed equity securities, $5.6 billion in fixed income securities and $11.7 billion in cash management assets.

MCM provides overall investment management for the Fund, and research and credit analysis concerning the Fund’s portfolio securities and is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended June 30, 2007, the Fund paid an advisory fee at an annual rate of 0.75% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund is available in the Fund’s Annual Report dated June 30, 2007.

PORTFOLIO MANAGEMENT TEAM

A team of professionals employed by MCM makes investment decisions for the Fund.

The team consists of T. Scott Wittman, Brian E. Kozeliski and Armando J. Lacayo. Mr. Wittman is responsible for the

22

development of the quantitative model utilized in managing the Fund. In addition, together with Mr. Kozeliski, Mr. Wittman is responsible for day-to-day management of the Fund. Mr. Wittman has final investment authority for the Fund. Mr. Lacayo is responsible for providing quantitative research utilized in making investment decisions for the Fund.

Brian E. Kozeliski, CFA, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2000. Mr. Kozeliski also provides quantitative research, including attribution analysis, for all of MCM’s equity investment disciplines and is a member of MCM’s quantitative support group. From 2000 through 2005, Mr. Kozeliski’s role was as a member of MCM’s then division World Asset Management (a division of MCM focused on indexed and quantitative investing), providing analytical and trading support for World Asset Management’s complete equity product line. In March 2005, Mr. Kozeliski joined MCM’s actively-managed international equity team, where he assumed day-to-day portfolio management responsibility for the Fund.

Armando J. Lacayo, Director, Quantitative Research, and Portfolio Manager, has been a member of the Fund’s portfolio management team since 2005. Mr. Lacayo provides quantitative research, including attribution analysis, for all of MCM’s equity investment styles and manages MCM’s quantitative support group. Prior to joining MCM in 2000, Mr. Lacayo worked at Barra Inc. as a consultant, assisting equity clients develop risk management solutions, and at Lehman Brothers as a research analyst.

T. Scott Wittman, CFA, Managing Director, Alternative and Quantitative Investments, has been a member of the Fund’s portfolio management team since joining MCM in 2005. Mr. Wittman is the leader of the teams responsible for managing alternative investments and the quantitative international equity investment discipline at MCM. He has also been a member of the portfolio management team for the Munder Small-Mid Cap 130/30 Fund since that fund’s inception in October 2007. Mr. Wittman joined MCM in August 2005 as Director, International Investments, and Managing Director, Alternative Investments of MCM’s subsidiary, Pierce Street Advisors LLC. In August 2007, Mr. Wittman became Managing Director, Alternative and Quantitative Investments of MCM. Before joining the firm, Mr. Wittman had been a self-employed Financial Consultant since 2001, during which period he provided strategic analysis and planning, conducted operational effectiveness studies, enhanced risk management, and investment modeling, for various investment managers.

Additional information about the compensation of members of the portfolio management team, other accounts managed by these individuals, and their ownership of securities in the Fund is available in the Fund’s Statement of Additional Information.

23

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. Our website, www.munder.com, contains the Fund’s most recent annual and semi-annual reports. You may also obtain the annual and semi-annual reports and Statement of Additional Information without charge by calling (800) 438-5789.

INTERNATIONAL EQUITY FUND(a) (CLASS A)	Year Ended 6/30/07(b) Class A	Year Ended 6/30/06(b) Class A		Year Ended 6/30/05(b) Class A	Year Ended 6/30/04(b) Class A	Year Ended 6/30/03(b) Class A
Net asset value, beginning of period	$17.97	$14.09		$12.64	$10.04	$10.52

Income/(loss) from investment operations:
Net investment income	0.43	0.28		0.19	0.09	0.11
Net realized and unrealized gain/(loss) on investments	4.55	3.70		1.32	2.74	(0.49)

Total from investment operations	4.98	3.98		1.51	2.83	(0.38)

Less distributions:
Dividends from net investment income	(0.26)	(0.15)		(0.06)	(0.23)	(0.10)
Distribution from net realized gains	(0.64)	—		—	—	—

Total distributions	(0.90)	(0.15)		(0.06)	(0.23)	(0.10)

Short-term trading fees	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	—

Voluntary contribution from Advisor	—	0.05		—	—	—

Net asset value, end of period	$22.05	$17.97		$14.09	$12.64	$10.04

Total return (d)	28.48%	28.77	%(e)	11.93%	28.09%	(3.38)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$23,553	$15,034		$11,497	$6,031	$3,849
Ratio of operating expenses to average net assets	1.44%	1.53%		1.65%	1.83%	1.56%
Ratio of net investment income to average net assets	2.14%	1.70%		1.37%	0.77%	1.17%
Portfolio turnover rate	51%	43%		54%	37%	31%
Ratio of operating expenses to average net assets without expense waivers	1.44%	1.53%		1.65%	1.84%	1.56%

(a)	The Munder International Equity Fund Class A Shares commenced operations on November 30, 1992.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(e)	If the Adviser had not made a voluntary capital contribution to the Fund, the total return would have been 28.41% for Class A Shares.

24

INTERNATIONAL EQUITY FUND(a) (CLASS B)	Year Ended 6/30/07(b) Class B	Year Ended 6/30/06(b) Class B		Year Ended 6/30/05(b) Class B	Year Ended 6/30/04(b) Class B	Year Ended 6/30/03(b) Class B
Net asset value, beginning of period	$17.32	$13.59		$12.24	$9.73	$10.21

Income/(loss) from investment operations:
Net investment income	0.30	0.07		0.11	0.02	0.04
Net realized and unrealized gain/(loss) on investments	4.37	3.66		1.24	2.62	(0.47)

Total from investment operations	4.67	3.73		1.35	2.64	(0.43)

Less distributions:
Dividends from net investment income	(0.12)	(0.05)		—	(0.13)	(0.05)
Distributions from net realized gains	(0.64)	—		—	—	—

Total distributions	(0.76)	(0.05)		—	(0.13)	(0.05)

Short-term trading fees	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	—

Voluntary contribution from Advisor	—	0.05		—	—	—

Net asset value, end of period	$21.23	$17.32		$13.59	$12.24	$9.73

Total return (d)	27.50%	27.87	%(e)	11.03%	27.20%	(4.17)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,468	$3,328		$4,670	$1,885	$812
Ratio of operating expenses to average net assets	2.19%	2.29%		2.40%	2.58%	2.31%
Ratio of net investment income/(loss) to average net assets	1.53%	0.46%		0.85%	(0.20)%	0.42%
Portfolio turnover rate	51%	43%		54%	37%	31%
Ratio of operating expenses to average net assets without expense waivers	2.19%	2.29%		2.40%	2.59%	2.31%

(a)	The Munder International Equity Fund Class B Shares commenced operations on March 9, 1994.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(e)	If the Adviser had not made a voluntary capital contribution to the Fund, the total return would have been 27.50% for Class B Shares.

25

INTERNATIONAL EQUITY FUND(a) (CLASS C)	Year Ended 6/30/07(b) Class C	Year Ended 6/30/06(b) Class C		Year Ended 6/30/05(b) Class C	Year Ended 6/30/04(b) Class C		Year Ended 6/30/03(b) Class C
Net asset value, beginning of period	$17.49	$13.73		$12.36	$9.82		$10.31

Income/(loss) from investment operations:
Net investment income/(loss)	0.30	0.14		0.08	(0.00	)(c)	0.04
Net realized and unrealized gain/(loss) on investments	4.42	3.62		1.29	2.67		(0.48)

Total from investment operations	4.72	3.76		1.37	2.67		(0.44)

Less distributions:
Dividends from net investment income	(0.12)	(0.05)		—	(0.13)		(0.05)
Distribution from net realized gains	(0.64)	—		—	—		—

Total distributions	(0.76)	(0.05)		—	(0.13)		(0.05)

Short-term trading fees	0.00 (c)	0.00	(c)	0.00 (c)	0.00	(c)	—

Voluntary contribution from Advisor	—	0.05		—	—		—

Net asset value, end of period	$21.45	$17.49		$13.73	$12.36		$9.82

Total return (d)	27.52%	27.80	%(e)	11.08%	27.26%		(4.23)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7,093	$3,746		$3,132	$1,724		$1,270
Ratio of operating expenses to average net assets	2.19%	2.28%		2.40%	2.58%		2.31%
Ratio of net investment income/(loss) to average net assets	1.55%	0.84%		0.59%	(0.00)%		0.42%
Portfolio turnover rate	51%	43%		54%	37%		31%
Ratio of operating expenses to average net assets without expense waivers	2.19%	2.28%		2.40%	2.59%		2.31%

(a)	The Munder International Equity Fund Class C Shares commenced operations on September 29, 1995.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 27.44% for Class C Shares.

26

INTERNATIONAL EQUITY FUND(a) (CLASS K)	Year Ended 6/30/07(b) Class K	Year Ended 6/30/06(b) Class K		Year Ended 6/30/05(b) Class K	Year Ended 6/30/04(b) Class K	Year Ended 6/30/03(b) Class K
Net asset value, beginning of period	$17.96	$14.08		$12.64	$10.05	$10.53

Income/(loss) from investment operations:
Net investment income	0.42	0.25		0.17	0.06	0.11
Net realized and unrealized gain/(loss) on investments	4.57	3.73		1.33	2.76	(0.49)

Total from investment operations	4.99	3.98		1.50	2.82	(0.38)

Less distributions:
Dividends from net investment income	(0.26)	(0.15)		(0.06)	(0.23)	(0.10)
Distributions from net realized gains	(0.64)	—		—	—	—

Total distributions	(0.90)	(0.15)		(0.06)	(0.23)	(0.10)

Short-term trading fees	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	—

Voluntary contribution from Advisor	—	0.05		—	—	—

Net asset value, end of period	$22.05	$17.96		$14.08	$12.64	$10.05

Total return (d)	28.50%	28.79	%(e)	11.85%	28.09%	(3.48)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$65,175	$50,324		$39,206	$19,980	$22,581
Ratio of operating expenses to average net assets	1.44%	1.53%		1.65%	1.83%	1.56%
Ratio of net investment income to average net assets	2.11%	1.54%		1.25%	0.53%	1.17%
Portfolio turnover rate	51%	43%		54%	37%	31%
Ratio of operating expenses to average net assets without expense waivers	1.44%	1.53%		1.65%	1.84%	1.56%

(a)	The Munder International Equity Fund Class K Shares commenced operations on November 23, 1992.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated.
(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 28.43% for Class K Shares.

27

INTERNATIONAL EQUITY FUND(a) (CLASS Y)	Year Ended 6/30/07(b) Class Y	Year Ended 6/30/06(b) Class Y		Year Ended 6/30/05(b) Class Y	Year Ended 6/30/04(b) Class Y	Year Ended 6/30/03(b) Class Y
Net asset value, beginning of period	$18.14	$14.22		$12.76	$10.14	$10.62

Income/(loss) from investment operations:
Net investment income	0.48	0.30		0.24	0.11	0.13
Net realized and unrealized gain/(loss) on investments	4.61	3.76		1.31	2.77	(0.49)

Total from investment operations	5.09	4.06		1.55	2.88	(0.36)

Less distributions:
Dividends from net investment income	(0.31)	(0.19)		(0.09)	(0.26)	(0.12)
Distributions from net realized gains	(0.64)	—		—	—	—

Total distributions	(0.95)	(0.19)		(0.09)	(0.26)	(0.12)

Short-term trading fees	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	—

Voluntary contribution from Advisor	—	0.05		—	—	—

Net asset value, end of period	$22.28	$18.14		$14.22	$12.76	$10.14

Total return (d)	28.81%	29.11	%(e)	12.09%	28.56%	(3.26)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$146,336	$101,748		$77,927	$34,887	$27,185
Ratio of operating expenses to average net assets	1.19%	1.28%		1.40%	1.58%	1.31%
Ratio of net investment income to average net assets	2.39%	1.81%		1.74%	0.95%	1.42%
Portfolio turnover rate	51%	43%		54%	37%	31%
Ratio of operating expenses to average net assets without expense waivers	1.19%	1.28%		1.40%	1.59%	1.32%

(a)	The Munder International Equity Fund Class Y Shares commenced operations on December 1, 1991.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than 0.005 per share.
(d)	Total return represents aggregate total return for the period indicated.
(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 28.75% for Class Y Shares.

28

SHAREHOLDER GUIDE

Dated October 31, 2007

The Shareholder Guide provides information regarding the purchase, redemption and exchange of shares of the Munder Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Munder Funds Class A, B, C, I, K, R & Y shares Prospectuses dated October 31, 2007. Not all Funds offer all classes of shares.

HOW TO REACH THE FUNDS

CONTACT SHAREHOLDER SERVICES

For account inquiries or information, literature, forms, etc.:

By telephone:

1-800-438-5789

By mail:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

By overnight delivery:	The Munder Funds

101 Sabin Street Pawtucket, RI 02860

For other inquiries or complaints:

By telephone:

1-800-468-6337

By mail:

The Munder Funds

Attn: Secretary

480 Pierce St. Birmingham, MI 48009

By e-mail:	fundcontact@munder.com

PURCHASE INFORMATION

WHO MAY PURCHASE SHARES

Class A & Class C Shares

All investors are eligible to purchase Class A or Class C shares.

Class B Shares

Class B Shares of the Munder Funds are available for purchase only as follows:

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B shares of a Munder Fund in additional Class B shares of that Fund;

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase Class B shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a

S - 1

trust for which the existing registered owner is the trustee or beneficiary;
-

401(k) retirement plans (and other similar group retirement plans) that offered Class B shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B shares of that Munder Fund and may purchase additional Class B shares of that Fund in existing participant accounts;

-

401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B shares of a Munder Fund as an investment option, may open participant accounts in Class B shares of that Fund; and

-

Any client or customer of a broker, financial intermediary or other financial institution that (i) received a sales presentation within the six months prior to February 28, 2007 that included Class B shares of one or more Munder Funds as an investment option and (ii) was identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B shares of a Munder Fund may purchase Class B shares.

If all Class B shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in this Shareholder Guide, then the shareholder’s account will be closed. Such former holders of Class B shares will not be able to buy additional Class B shares or reopen a Class B shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in this Shareholder Guide.

The Munder Funds reserve the right to revise the scope of the limited offering described above or to change these policies at any time.

Class K Shares

Customers (and their immediate family members) of banks and other institutions that have entered into agreements with the Funds to provide shareholder services for Class K shareholders may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. Financial institutions (or their nominees) acting on behalf of their customers, will normally be the holders of record of Fund shares and will reflect their customers’ beneficial ownership of shares in the account statements provided by them to their customers.

The Funds may refuse any purchase orders from ineligible investors who select Class K shares.

Class R Shares

Investors may purchase Class R shares only through participation in certain programs where program-level or omnibus accounts are held on the books of the Funds, including without limitation:

-	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit

S - 2

sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans; and
-	Managed account programs sponsored by a broker-dealer, registered investment adviser or bank trust department.

The Funds may refuse any purchase orders from ineligible investors who select Class R shares.

Class Y Shares

Only the following investors may purchase Class Y shares:

-

institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; and investment companies);

-	investment advisors, broker-dealers and other financial intermediaries acting for their own accounts or for the accounts of their clients;
-	Trustees and officers of the Munder Funds and their immediate family members;
-	employees and retired employees of the Funds’ investment advisor;
-	Munder Capital Management’s investment advisory clients; and
-	immediate family members of employees of the Funds’ investment advisor.

The Funds may refuse any purchase orders from ineligible investors who select Class Y shares.

Class I Shares

Individual investors and institutional investors may purchase Class I shares.

METHODS FOR PURCHASING SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Intermediary and/or Financial Institution

Any broker, financial intermediary or other financial institution authorized by the Munder Funds or the Funds’ distributor can sell you shares of the Funds. Please note that brokers, financial intermediaries or other financial institutions may charge you fees in connection with purchases of shares. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail

For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

You must also specify the Fund and class of shares you wish to purchase on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase may be refused or you may be invested in Class A shares, if offered.

S - 3

For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for the amount of your investment to the address listed above. We reserve the right to refuse investments of less than $50 and any form of payment, including without limitation cash, temporary checks, credit cards or third-party checks.

By Wire

For new accounts, you must complete, sign and mail an Account Application to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below. To obtain an Account Application, your account number or more information, call (800) 438-5789.

Wire Instructions

Bank ABA/Routing #: 031000053

Bank Account Number: 8606905396

Bank Account Name: The Munder Funds

RFB: (Fund Name and Class)

OBI: (Your Name and Acct #)

You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer (EFT)

For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Account Application with the Banking Information section completed and you must not decline your EFT purchase privilege. Once your account has been established, you can make investments by EFT.

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or visit www.munder.com to establish an Internet login and password for online transactions.

Please note that EFT transactions usually require two days to complete.

Through the Automatic Investment Plan (AIP)

Under an AIP, you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP without notice if your bank account has insufficient funds at the time of a scheduled deduction or for any other reason on 30 days’ written notice to you.

POLICIES FOR PURCHASING SHARES

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial

S - 4

institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

-	Name;

-	Date of birth (for individuals);

-	Residential or business street address (although post office boxes are still permitted for mailing); and

-	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, we may restrict your ability to purchase additional shares of a Fund until your identity is verified. We may also close your account or take other appropriate action if we are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed (less any applicable CDSC). In addition, you will not be entitled to recoup from the Funds any sales charges paid in connection with your purchase of Fund shares. Any otherwise applicable short-term trading fee will not, however, be assessed on accounts that are closed for this reason.

Investment Minimums

(Class A, B & C Shares)

With respect to any Class A, B or C shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class A, Class B and Class C shares is $2,500 per Fund for all accounts, with the following exceptions. The minimum initial investment for all types of Individual Retirement Accounts (IRAs), Education Savings Accounts (ESAs), 403(b), Uniform Gifts to Minors Act (UGMA) and Uniform Transfer to Minors Act (UTMA) accounts is $500. Subsequent investments of less than $50 per Fund for all account types may be refused. If you use the Automatic Investment Plan (AIP), the minimum initial and subsequent investment per Fund is $50.

Investment minimums do not apply to purchases made through eligible retirement plans (or similar group accounts) or eligible wrap-fee programs (or similar programs). For this purpose, “eligible

S - 5

retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees. “Eligible wrap-fee and similar programs” are those which have been approved by an officer of the Fund.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

If you wish to invest more than $50,000, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A or Class C shares. If you wish to invest more than $1 million, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A shares.

Investment Minimums

(Class K & R Shares)

There is no minimum initial or subsequent investment for Class K or Class R shares.

Investment Minimums (Class Y Shares)

With respect to any Class Y shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class Y shares is $1 million per Fund for each Class Y shares account.

A reduced initial investment minimum of $2,500 applies to investments made by clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds.

Investment minimums do not apply to purchases made through eligible retirement plans or similar group accounts. For this purpose, “eligible retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees.

Investment minimums do not apply to clients in wrap-fee programs or other asset-based advisory fee programs, where the sponsor has entered into a written agreement with the Funds to offer Class Y shares through the applicable program.

S - 6

Investment minimums do not apply to investments made by Trustees or officers of the Munder Funds or their immediate family members, employees of Munder Capital Management or their immediate family members, retired officers or employees of Munder Capital Management, or investment advisory clients of Munder Capital Management.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

Investment Minimums (Class I Shares)

Except as provided below, the minimum initial investment for Class I shares is $2 million per Fund for each Class I shares account.

Investment minimums do not apply to accounts held through an intermediary that maintains aggregate assets on behalf of its clients in a Fund equivalent to $10 million or greater and an average account size in the Fund equivalent to $200,000 or greater.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Accounts Below Minimums

For each account that you own, if your investment in Class A, Class B or Class C shares of a Fund does not meet the applicable account minimum, or you cease AIP contributions before reaching the applicable account minimum, you may increase your balance to that level (either by a single investment or through the AIP) or that Fund account may be charged a quarterly servicing fee of $6.

Exemptions from this fee apply to accounts held through brokers, financial intermediaries and other financial institutions that hold shares in street name or omnibus positions or through registered securities clearing agents.

To the extent feasible, we may waive low account balance fees on Class A or Class B shares accounts that do not meet the applicable amount minimum as a result of the par conversion of a Class B shares account to a Class A shares account. In addition, we reserve the right, in our sole discretion, to waive the imposition of this fee.

We further reserve the right, upon 30 days’ advance written notice, to redeem your Class A, Class B or Class C shares account (and forward the redemption proceeds to you) if its value is below the applicable minimum or to redeem your Class Y shares account if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice. Any otherwise applicable contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 30 days of your purchase.

Timing of Orders

Purchase orders must be received by the Funds or an authorized agent of the Funds, such as the Funds’ distributor or transfer agent, authorized dealer or third-party

S - 7

administrator, or other authorized financial intermediary, before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day’s NAV. Purchase orders received after that time will be accepted as of the next business day and will receive the NAV for the next business day.

REDEMPTION INFORMATION

METHODS FOR REDEEMING SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone

If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Funds must receive a redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet

If you did not decline the online redemption privilege on your Account Application and you have established an internet Personal

S - 8

Identification Number (PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

As with redemptions by telephone, the Funds must receive an online redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make internet redemptions from an IRA, ESA or 403(b) account.

Through the Systematic Withdrawal Plan (SWP)

If you have an account value of $5,000 or more in a Fund, you may redeem Class A, Class B or Class C shares on a monthly or quarterly basis. For IRA or 403(b) accounts, you may make redemptions on a monthly, quarterly or annual basis. In either case, the minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds. You may change or cancel a SWP at any time upon notice to the Funds. If you pay a sales charge on the purchase of Class A shares, you should not participate in a SWP. In addition, any applicable CDSC will be charged upon redemption of Class A, Class B or Class C shares.

By Writing a Check

Free checkwriting is available to Class A and Class Y shareholders of the Taxable Income Funds (other than the International Bond Fund), Tax-Free Income Funds and Money Market Funds who complete a Checkwriting Authorization Form and return it to us. Checks that are written in amounts less than $500 may be refused. You may not close a Fund account by writing a check. We may change or terminate this program on 30 days’ advance written notice to you.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent

In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). Please call (800) 438-5789 to determine the requirements for providing other instructions.

If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these methods.

Short-Term Trading Fee

A short-term trading fee may apply to redemptions of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

S - 9

Medallion Signature Guarantee

For your protection, a medallion signature guarantee is required for the following Class A, Class B and Class C redemption requests:

-	redemption proceeds greater than $50,000;
-	redemption proceeds not being made payable to the record owner of the account;
-	redemption proceeds not being mailed to the address of record on the account;
-	redemption proceeds being mailed to address of record that has changed within the last 30 days;
-	redemption proceeds being transferred to another Munder Fund account with a different registration;
-	change in ownership or registration of the account; or
-	changes to banking information without a voided check being supplied.

We reserve the right to require a medallion signature guarantee for other types of redemption requests, including Class K, Class R or Class Y share redemptions.

When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Financial Institutions

Shares held through a financial institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties

During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.

EXCHANGE INFORMATION

METHODS FOR EXCHANGING SHARES

Shareholders may exchange Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

S - 10

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration. All exchange requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

By Telephone

If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

By Internet

If you did not decline the online exchange privilege on your Account Application and you have established an internet Personal Identification Number (PIN), you may exchange shares by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

POLICIES FOR EXCHANGING SHARES

-	You may exchange your Fund shares for shares of the same class of other Munder Funds (if offered) based on their relative NAVs.

-

If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange. When Class A shares of a Munder Fund that were issued without the imposition of a sales charge are exchanged for Class A shares of another Munder Fund, you must pay any applicable sales charge at the time of the exchange unless you otherwise qualify for a waiver of the sales charge.

-

Class A shares of a money market fund that (1) were acquired through the use of the exchange privilege and (2) can be traced back to a purchase of one or more Munder Funds for which a sales charge was paid, may be exchanged for Class A shares of a Fund at NAV.

-	Class A, Class B and Class C shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

-	You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

-	A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

S - 11

-

Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker, financial intermediary or other financial institution or by calling the Munder Funds at (800) 438-5789.

-	Brokers or financial intermediaries may charge you a fee for handling exchanges.

-	We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Short-Term Trading Fee

A short-term trading fee may apply to exchanges of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES

AND REDEMPTIONS

-

We consider purchase, exchange or redemption orders to be in “proper form” when we receive all required information, including properly completed and signed documents. We may reject any requests that are not in proper form.

-	We reserve the right to reject any purchase order, including exchanges from other Munder Funds.

-	At any time, we may change any of our purchase, redemption or exchange practices or privileges, and may suspend the sale of Fund shares.

-	We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

-	To limit the Funds’ expenses, we no longer issue share certificates.

-	We may temporarily stop redeeming shares if:

(i)	the NYSE is closed;

(ii)	trading on the NYSE is restricted;

(iii)	an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

(iv)	the SEC orders the Fund to suspend redemptions.

-

We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor’s account, neither the Funds, Munder Capital Management, the Funds’ distributor nor the Funds’ transfer agent or any of their affiliates, officers or directors will be held responsible for any losses resulting from unauthorized transactions.

-	If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the

S - 12

account. If your account has been set up by a broker, financial intermediary or other financial institution, account activity will be detailed in their statements to you. Brokers, financial intermediaries and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

-	Brokers, financial intermediaries and other financial institutions may charge their customers a processing fee in connection with the purchase or redemption of Fund shares.

-

Normally we send redemption amounts to you on the next business day (but not more than seven days) after we receive your request in proper form, except as described below in the case of shares purchased by check. Same-day processing is available only for the Money Market Funds, provided we receive notice of the trade prior to the applicable cut-off time (see below).

-

If we receive notice of your intent to process a same-day trade and your purchase order for the Cash Investment Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 2:45 p.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 2:45 p.m. (Eastern time), you will receive dividends for that day.

If we receive notice of your intent to process a same-day trade and your purchase order for the Tax-Free Money Market Fund is received in proper form before 11:30 a.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 11:30 a.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 11:30 a.m. (Eastern time), you will receive dividends for that day.

-	We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

SHAREHOLDER PRIVILEGES

Reinstatement Privilege

For 60 days after you sell Class A, Class B or Class C shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge). This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A, B or C shares that were subject to a CDSC when redeemed. The Class A shares purchased under this privilege must be held in an account registered in the same name as the account from which the shares were redeemed and the amount being reinvested must be at least the required minimum investment amount. You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial intermediary must notify the Funds at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

S - 13

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

AND SHORT-TERM TRADING FEE

Policies and Procedures

The Funds are not intended to serve as vehicles for short-term trading. By realizing profits through short-term trading, investors that engage in rapid purchases and sales or exchanges of a Fund’s shares may dilute the value of shares held by long-term investors. Volatility resulting from excessive purchases and sales or exchanges of a Fund’s shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity resulting from market timing. Excessive purchases and sales or exchanges of a Fund’s shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity, which could cause the Fund to incur increased brokerage costs and to realize taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level volatility and investment volatility that is associated with patterns of excessive short-term trading activity. Any increased costs are borne by all Fund shareholders, including long-term investors who do not cause such costs to be incurred. All of these factors may adversely affect Fund performance. Funds investing in securities that are thinly traded, trade infrequently, or are more difficult to value (such as foreign securities, high yield debt securities and small-cap securities) may attract investors seeking to profit from short-term trading strategies that attempt to exploit the special valuation issues applicable to these types of securities to a greater degree than other types of securities. With respect to the Cash Investment Fund, a money market fund that attempts to maintain a stable net asset value, short-term trading does not generally pose the same issue for that Fund as for other Munder Funds.

The Board of Trustees of the Munder Funds has adopted policies and procedures to monitor for, and to discourage and take reasonable steps to prevent or minimize, investors from engaging in frequent purchases and redemptions of shares of the Munder Funds, to the extent deemed reasonable and practicable. The Funds will seek to apply these policies and procedures as uniformly as practicable.

The Munder Funds’ policies and procedures for identifying excessive short-term trading and market timing activities take into account a number of factors, including but not limited to the dollar amount and frequency of Fund trades. For purposes of these monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Pursuant to these policies and procedures, each Fund reserves the right to refuse any purchase or exchange request that, in the view of MCM, could adversely affect any Munder Fund or its operations, including any purchase or exchange request from any individual, group or account that is likely to engage in excessive trading, or any order that may be viewed as market-timing activity. If a Fund refuses a purchase or

S - 14

exchange request from a shareholder and that shareholder deems it necessary to redeem his or her account in the Fund, any CDSC that is applicable to such redemption transaction, as described in the Fund’s prospectus, will be assessed against those redemption proceeds.

The Funds will suspend or terminate any or all exchange privileges or suspend or terminate telephone and/or internet redemption privileges on accounts identified as engaging in excessive short-term trading or market timing activity in order to limit these types of trading practices. The Funds (other than a money market fund) also reserve the right in the future to limit the number of “round trip” exchanges an investor may make into and out of any Fund in order to discourage excessive short-term trading activities.

Although the Funds use a variety of methods to detect and deter excessive trading or market timing, the Funds cannot always know or reasonably detect such trading, particularly if it is facilitated by authorized financial intermediaries or done through omnibus account arrangements. The Funds’ ability to monitor and discourage market timing and excessive trading generally requires the cooperation of financial intermediaries to effectively implement policies and procedures with respect to accounts for which the Funds do not have sufficient identifying information. This cooperation cannot necessarily be assured. To the extent the Funds are able to identify market timing or excessive trading in these accounts, the Funds will use their reasonable and best efforts to uniformly apply their policies and procedures. However, there is no guarantee that this goal will be achieved. Finally, it is important to recognize that “market timing” and “excessive trading” are not clearly defined terms under applicable law. Consequently, trading activities that may not be considered by the management of the Munder Funds to be excessive or market timing could be interpreted differently by others and vice versa.

Short-Term Trading Fee

Consistent with the Funds’ policies and procedures, we may apply a 2% short-term trading fee if you redeem or exchange shares of the Asset Allocation Fund—Balanced, the Equity Funds or the International Bond Fund within 30 days of purchase. The fee will be applied based on net assets at the time of the transaction. Any applicable short-term trading fee is paid directly to the Fund from which you redeem or exchange your shares in order to, among other things, offset the costs of buying and selling securities. The fee, which is intended to discourage short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

The Funds will seek to apply short-term trading fees as uniformly as possible. Where operational limitations restrict the ability of the Funds to impose short-term trading fees or apply certain exemptions from the fees, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of short-term trading fees will vary. To the extent feasible, the following types of transactions will be exempt from short-term trading fees: shares purchased through the automatic reinvestment of dividend and capital gain distributions; shares redeemed to pay account-related fees; shares purchased through an automatic investment program or similar periodic investment plan; transactions associated

S - 15

with the automatic rebalancing of an account; shares purchased as a result of an employer contribution to a qualified retirement plan account; shares redeemed from shareholder accounts liquidated for failure to meet the minimum investment requirement; shares redeemed from a shareholder account for which the identity of the shareholder could not be determined within reasonable time after the account was opened; shares redeemed pursuant to a systematic withdrawal plan or similar periodic withdrawal plan; shares redeemed as part of a loan or hardship withdrawal from a qualified plan; shares redeemed to repay a loan from a qualified retirement account; shares redeemed for payment of involuntary fees; shares redeemed as part of a required distribution from a qualified retirement plan or IRA; shares redeemed upon the death or disability of an owner of record of an account; and any other involuntary redemption and/or exchange transactions, including those required by law or regulation, a regulatory agency, a court order, or as a result of a liquidation of a Fund by the Board of Trustees.

Accounts exempt from the imposition of short-term trading fees are: accounts held through omnibus and plan level retirement accounts for which third-party recordkeepers do not assess redemption fees on such accounts; accounts that hold omnibus share positions for the dealer, and the underlying dealer customer accounts, for which the dealer does not assess redemption fees on such accounts; accounts for which the beneficial owner is an asset allocation fund or funds (or similar pooled investment vehicle) that rebalances no more frequently than quarterly; and wrap fee program accounts for which the program sponsor has entered into a form of fee waiver agreement with the Funds. In addition, we reserve the right to waive the short-term trading fees in certain limited circumstances where the Funds determine the transaction does not pose the risks that the Funds’ policies and procedures are designed to mitigate. Such waivers are subject to the advance written approval of two officers of the Funds and are reported to the Board of Trustees.

S - 16

ADDITIONAL INFORMATION

Information relating to purchases and sales of shares of the Fund is provided in the Shareholder Guide, which is incorporated by reference into (and is considered a part of) this prospectus.

More information about the Fund is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

The Fund’s Statement of Additional Information provides more detail about the Fund and its investment strategies, risks and restrictions. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (and is considered part of) this prospectus.

SHAREHOLDER INQUIRIES:

By e-mail:	fundcontact@munder.com

By telephone:	1-800-468-6337

By mail:	The Munder Funds Attn: Secretary

480 Pierce Street Birmingham, MI 48009

Distributor: Funds Distributor, Inc.

SEC File Number: 811-21294

TO OBTAIN INFORMATION:

By telephone:	1-800-438-5789

By mail:	The Munder Funds P.O. Box 9701 Providence, RI 02940-9701

By overnight delivery:	The Munder Funds 101 Sabin Street Pawtucket, RI 02860

By web:	www.munder.com

You may find more information about the Fund online. This website is not considered part of the prospectus.

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-0102.

PROINTLEQ1007

Munder Large-Cap Growth

Fund

PROSPECTUS

October 31, 2007

Save paper and receive this

document electronically.

Sign up for electronic delivery at

www.munderfunds.com/edelivery

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

CLASS A SHARES

(MUSAX)

CLASS B SHARES

(MUSGX)

CLASS C SHARES

(MUSCX)

CLASS K SHARES

(MUSKX)

CLASS R SHARES

(MUSRX)

CLASS Y SHARES

(MUSYX)

Munder Large-Cap

Growth Fund

Class A, B, C, K, R & Y SHARES

This prospectus describes the goal and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on the Fund’s investment strategies and risks, please read the section entitled “More About the Fund.” Certain terms used in this prospectus are defined in the Glossary. Unless this prospectus expressly provides otherwise, each goal, strategy and policy of the Fund may be changed by action of the Board of Trustees without shareholder approval.

GOAL AND PRINCIPAL

INVESTMENT STRATEGIES

Goal

The Fund’s goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal circumstances, at least 80% of its assets in the equity securities (i.e., common stocks, preferred stocks, convertible securities and rights and warrants) of large-capitalization companies. This investment strategy may not be changed without 60 days’ prior notice to shareholders. For purposes of this prospectus, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.

Large-capitalization companies are those companies with market capitalizations within the range of companies included in the Russell 1000 Growth Index.

The Fund typically holds 60 to 80 stocks. The advisor generally selects large domestic and, to a lesser extent, foreign companies that it expects to grow faster than the average company in the Russell 1000 Growth Index. The advisor may also consider one or more of the following factors in selecting companies for the Fund:

-	revenue and earnings growth rates that are superior to their peers;
-	dominant market position;
-	solid balance sheet;
-	high quality of earnings; and
-	price momentum.

The Fund may invest in exchange-traded funds (ETFs) to manage cash.

1

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund’s portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

-	Stock Market Risk

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

-	Stock Selection Risk

In addition to, or in spite of, the impact of movements in the overall stock market, the value of the Fund’s investments may decline if the particular companies in which the Fund invests do not perform well in the market.

-	Growth Investing Risk

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of growth stocks also may fall or fail to appreciate as anticipated by the advisor, regardless of movements in the securities markets.

-	Technology Risk

The Fund may invest a significant portion of its assets in companies that rely significantly on technological events or advances in their product development, production or operations. Market or economic factors impacting these companies could have a major effect on the value of the Fund’s investments. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller less-seasoned companies, tend to be more volatile than the overall market.

-	ETF Risk

ETFs are investment companies that are bought and sold on a securities exchange. When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses. The risk of owning an ETF generally reflects the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

2

[THIS PAGE WAS INTENTIONALLY LEFT BLANK]

3

PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund’s performance for each of the last 10 calendar years. The table shows how the Fund’s average annual total returns for different calendar periods over the life of the Fund compare to those of two broad-based securities market indexes.

The annual returns in the bar chart are for the Fund’s oldest class of shares, Class B shares, and do not reflect any contingent deferred sales charges (CDSCs). If such CDSCs were reflected, returns would be less than those shown. Class A, Class C, Class K, Class R and Class Y shares, net of applicable sales charges, will have annual returns similar to those of the Class B shares because all of the classes of shares are invested in the same portfolio of securities and have the same portfolio management. Because each class of shares has different sales charges, distribution fees and/or service fees, and expenses, the performance of each class will differ. Please see the section entitled “Fees and Expenses.”

No annual returns are provided for the Class R shares as that class did not have a complete calendar year of performance as of the date of this prospectus.

When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Munder Large-Cap Growth Fund CLASS B

TOTAL RETURN (%)

per calendar year

YTD through 9/30/07:	16.57%

Best Quarter:	19.58%	(quarter ended 12/31/98)
Worst Quarter:	(16.59)%	(quarter ended 6/30/02)

AVERAGE ANNUAL RETURNS

for periods ended December 31, 2006

	1 Year %	5 Years %	10 Years %	Since Inception %(1)
CLASS B
Return Before Taxes	1.33	2.33	3.93	6.86
Return After Taxes on Distributions	1.33	2.33	3.16	6.11
Return After Taxes on Distributions and Sale of Fund Shares	0.86	2.00	3.20	5.84
S&P 500® Index(2) (reflects no deductions for fees, expenses or taxes)	15.79	6.19	8.42	10.99
Russell 1000 Growth Index(2) (reflects no deductions for fees, expenses or taxes)	9.07	2.69	5.44	8.84

4

	1 Year %	5 Years %	10 Years %	Since Inception %(1)
CLASS A
Return Before Taxes	1.20	2.28	3.97	6.90
S&P 500® Index(2) (reflects no deductions for fees, expenses or taxes)	15.79	6.19	8.42	11.00
Russell 1000 Growth Index(2) (reflects no deductions for fees, expenses or taxes)	9.07	2.69	5.44	8.96
CLASS C
Return Before Taxes	5.35	2.72	3.83	6.64
S&P 500® Index(2) (reflects no deductions for fees, expenses or taxes)	15.79	6.19	8.42	10.90
Russell 1000 Growth Index(2) (reflects no deductions for fees, expenses or taxes)	9.07	2.69	5.44	8.81
CLASS K
Return Before Taxes	7.11	3.49	4.61	6.90
S&P 500® Index(2) (reflects no deductions for fees, expenses or taxes)	15.79	6.19	8.42	10.52
Russell 1000 Growth Index(2) (reflects no deductions for fees, expenses or taxes)	9.07	2.69	5.44	7.85
CLASS Y
Return Before Taxes	7.36	3.75	4.87	7.66
S&P 500® Index(2) (reflects no deductions for fees, expenses or taxes)	15.79	6.19	8.42	10.76
Russell 1000 Growth Index(2) (reflects no deductions for fees, expenses or taxes)	9.07	2.69	5.44	8.69

(1)	The inception dates for the Class B, Class A, Class C, Class K and Class Y shares are 4/29/93, 8/4/93, 9/20/93, 6/23/95 and 8/16/93, respectively. The index returns from inception for Class B, Class A, Class C, Class K and Class Y shares are from 5/1/93, 8/1/93, 10/1/93, 7/1/95 and 9/1/93, respectively. No performance information is provided for Class R shares as that class commenced operations on 11/1/06 and has not had a complete calendar year of performance.
(2)

The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies (the 1,000 largest companies in the Russell 3000 Index, an index representing approximately 98% of the investable U.S. equity market) with higher price-to-book ratios and higher forecasted growth values. The broad-based securities market index against which the Fund’s performance is measured has been changed from the S&P 500® Index to the Russell 1000 Growth Index. The advisor believes that the Russell 1000 Growth Index more closely reflects the broad universe of securities in which the Fund invests. The Standard & Poor’s 500® Composite Stock Price Index (S&P 500® Index) is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market.

Average annual returns reflect the imposition of the maximum front-end or contingent deferred sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class B shares. The after-tax returns for the Class A, Class C, Class K, Class R and Class Y shares will vary from those shown for the Class B shares because, as noted above and set forth below in the section entitled “Fees and Expenses,” each class of shares has different sales charges, distribution fees and/or service fees, and expenses.

Historical information regarding the Fund, including prior names and benchmarks, is included in the Fund’s Statement of Additional Information.

5

FEES & EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

SHAREHOLDER FEES paid directly from your investment	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class R Shares		Class Y Shares
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)	5.5%(a)	None	None	None	None		None
Maximum Contingent Deferred Sales Charge (CDSC) (as a % of the lesser of original purchase price or redemption proceeds)	None(b)	5%(c)	1%(d)	None	None		None
Maximum Sales Charge (load) imposed on reinvested dividends	None	None	None	None	None		None
Redemption Fees	2%(e)	2%(e)	2%(e)	2%(e)	2%(e)		2%(e)
Exchange Fees	None	None	None	None	None		None

ANNUAL FUND OPERATING EXPENSES paid from Fund assets (as a % of net assets)	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class R Shares		Class Y Shares
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%		0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.50%	(f)	0.00%
Non-12b-1 Service Plan Fees	0.00%	0.00%	0.00%	0.25%	0.00%		0.00%
Other Expenses	0.45%	0.45%	0.45%	0.45%	0.45%		0.45%
Acquired Fund Fees and Expenses (g)(h)	0.00%	0.00%	0.00%	0.00%	0.00%		0.00%

Total Annual Fund Operating Expenses including Acquired Fund Fees and Expenses (h)	1.45%	2.20%	2.20%	1.45%	1.70%		1.20%

(a)	The sales charge declines as the amount invested increases.
(b)	A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. If you redeem within one year of purchase Class A shares that were purchased with no initial sales charge as part of an investment of $1 million or more, a 1% CDSC may apply upon redemption.
(c)	The CDSC applies to redemptions of Class B shares within six years of purchase and declines over time.
(d)	The CDSC applies to redemptions of Class C shares within one year of purchase.
(e)	A short-term trading fee of 2% may be assessed on redemptions within 30 days of purchase. The short-term trading fee will not be assessed on accounts that are redeemed within the 30-day period because they do not meet the applicable account minimum or because the Fund is unable to verify an accountholder’s identity within a reasonable time after the account is opened.
(f)	The Fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class R shares that allows the Fund to use up to 1.00% of the average daily net assets attributable to Class R shares of the Fund to pay distribution and other fees in connection with the sale of its Class R shares. However, under the Fund’s Distribution Agreement, such fees are limited to payments at an annual rate equal to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.
(g)	Acquired Fund Fees and Expenses reflect the pro-rata portion of the fees and expenses charged by any underlying funds in which the Fund may invest, including money market funds and ETFs.
(h)	Acquired Fund Fees and Expenses are less than 0.01% of the average net assets of the Fund.

6

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A Shares	Class B Shares*		Class B Shares**		Class C Shares*	Class C Shares**	Class K Shares	Class R Shares	Class Y Shares
1 Year	$689	$723		$223		$323	$223	$148	$173	$122
3 Years	$983	$988		$688		$688	$688	$459	$536	$381
5 Years	$1,299	$1,380		$1,180		$1,180	$1,180	$792	$923	$660
10 Years	$2,190	$2,344	***	$2,344	***	$2,534	$2,534	$1,735	$2,009	$1,455

*	Assumes you sold your shares at the end of the time period.
**	Assumes you stayed in the Fund.
***	Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) of the Fund on the first business day of the month following the eighth anniversary of the issuance.

7

GLOSSARY

The Glossary explains certain terms used throughout this prospectus.

Convertible Securities are bonds or preferred stocks that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer the Fund a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

Depositary Receipts are U.S. dollar-denominated receipts representing shares of foreign-based corporations and Depositary Shares are shares issued under a deposit agreement representing shares of foreign-based corporations. American Depositary Receipts (ADRs) and American Depositary Shares (ADSs) are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out of the underlying foreign assets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are issued by European financial institutions. New York Registered Shares (NYRs), also known as Guilder Shares since most of the issuing companies are Dutch, are dollar-denominated certificates issued by foreign companies specifically for the U.S. market.

Equity Securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or may be unlisted.

Warrants are rights to purchase securities at a specified time at a specified price.

Foreign Securities include direct investments in non-U.S. dollar-denominated securities that are traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers that are traded in the U.S. Foreign securities also include indirect investments such as ADRs, ADSs, EDRs and GDRs.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers’ acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. government securities.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

8

MORE ABOUT THE FUND

This section describes certain other applicable investment strategies and risks of the Fund. The Fund may also use other techniques and invest in other securities and is subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Fund’s principal investment strategies and principal risks please read the sections entitled “Goal and Principal Investment Strategies” and “Principal Risks” beginning on page 1 of this prospectus.

OTHER INVESTMENT

STRATEGIES AND RISKS

BORROWING

-	Investment Strategy

The Fund may borrow from banks in an amount up to 33 1/ 3% of the Fund’s assets, including the amount borrowed. The Fund may also issue a note evidencing a temporary loan (i.e., one that must be repaid within 60 days), as long as it does not exceed 5% of the Fund’s total assets.

-	Special Risks

Borrowings by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund’s net asset value will decline in value by proportionately more than the decline in value of the securities.

DERIVATIVES

Derivative instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, and forward currency exchange contracts.

-	Investment Strategy

The Fund may, but is not required to, use derivative instruments for hedging (attempting to reduce risk by offsetting one investment position with another), for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. Hedging may relate to a specific investment, a group of investments, or a Fund’s portfolio as a whole. The Fund will not use derivatives for speculative purposes.

There can be no assurance that the Fund will use derivatives to hedge any particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful.

-	Special Risks

The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative

9

instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

FOREIGN SECURITIES

Foreign securities include direct investments in non-U.S. dollar- denominated securities that are traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers that are traded in the U.S. Foreign securities also include indirect investments such as ADRs, ADSs, EDRs and GDRs.

-	Investment Strategy

The Fund may invest up to 25% of its total assets in foreign securities.

-	Special Risks

Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

Direct investments in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

To the extent the Fund invests in foreign currency-denominated securities, fluctuations in currency exchange rates, which may be significant over short periods of time, will cause the Fund’s net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that the Fund is invested in foreign currency-denominated securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund’s net currency positions may expose it to risks independent of its securities positions.

10

SHORT-TERM TRADING

The historical portfolio turnover rates for the Fund are shown in the Financial Highlights.

-	Investment Strategy

The Fund may engage in short-term trading of portfolio securities which may increase the Fund’s turnover rates.

-	Special Risks

A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which would detract from the Fund’s performance.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, the Fund may realize additional income gains or losses.

-	Investment Strategy

The Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 33 1/3% of the value of the Fund’s total assets (including the loan collateral).

-	Special Risks

The main risk when lending Fund securities is that, if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

TEMPORARY AND DEFENSIVE INVESTING

The Fund may invest all or any portion of its assets in short-term obligations, such as U.S. government obligations, high-quality money market instruments, repurchase agreements with maturities of 13 months or less and exchange-traded funds.

-	Investment Strategy

The Fund may invest in short-term obligations, pending investment, in order to meet redemption requests or as a defensive measure in response to adverse market or economic conditions.

-	Special Risks

The Fund may not achieve its investment objective when its assets are invested in short-term obligations.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS

A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

-	Special Risks

Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

11

PUBLICATION OF PORTFOLIO HOLDINGS

The Fund publishes a complete list of its portfolio holdings as of the end of each calendar month not earlier than 30 days after the end of such month on the Munder Funds website (www.munder.com) under the “All Holdings” link on the Fund’s Profile Page. The three most recent previously published month-end portfolio holdings lists can be accessed through the “Historical All Holdings” link on the Fund’s Profile Page. The Fund may also publish other information on the Fund’s Profile Page relating to its portfolio holdings (e.g., top ten holdings, sector information and other portfolio characteristic data) as of the end of the calendar month not earlier than 15 days after the end of such month. A description of the Fund’s policies and procedures with respect to the disclosure of information regarding the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

YOUR INVESTMENT

PURCHASING SHARES

You may purchase Class A shares of the Fund at the net asset value (NAV) next determined after your purchase order is received in proper form, plus any applicable sales charge.

You may purchase Class B, Class C, Class K, Class R or Class Y shares of the Fund at the NAV next determined after your purchase order is received in proper form.

Class B, Class K, Class R and Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding eligibility requirements.

Broker-dealers or financial intermediaries (other than the Fund’s distributor) may charge you additional fees for shares you purchase through them.

For information regarding policies and procedures associated with purchasing shares of the Fund, including minimum investment requirements, please see the Shareholder Guide.

EXCHANGING SHARES

You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs.

For information regarding policies and procedures associated with exchanging shares, please see the Shareholder Guide.

REDEEMING SHARES

You may redeem shares at the NAV next determined after your redemption request is received in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC) and/or short-term trading fee.

For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the Shareholder Guide.

12

SHARE CLASS SELECTION

The Fund offers Class A, Class B, Class C, Class K, Class R and Class Y shares through this prospectus. A summary comparison of the various classes appears in the table below. Please see the Shareholder Guide for more information regarding each class of shares.

Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase, the intended length of your investment and your eligibility to purchase those shares. In estimating the costs of investing in a particular class of shares, you should consider both ongoing annual expenses, including applicable Rule 12b-1 distribution and service fees and/or other service fees as described in the section entitled “Distribution and Service Fees,” and any initial sales charge or CDSC.

Class A Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement or education savings plan.

Initial Sales Charge	Up to 5.50% (reduced for purchases of $25,000 or more, and eliminated for purchases of $1 million or more and certain categories of investors).

Contingent Deferred Sales Charge	None (except that a 1.00% charge applies on certain redemptions made within one year of a $1 million investment for which no sales charge was paid).

Distribution and/or Service Fees	Rule 12b-1 fees of 0.25% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	None

Conversion Feature	None

Class B Shares
Purchase Availability	Available to a limited group of investors for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge	Starts at 5.00% and declines to 0% six years after purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	$50,000

Conversion Feature	Automatic conversion to Class A shares on the first business day of the month following the eighth anniversary of issuance, reducing future annual expenses.*

*	Please see the Statement of Additional Information for information regarding the conversion feature for Class B shares purchased prior to June 16, 2003.

13

Class C Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge	1.00% on redemptions made within one year of purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	$1 million

Conversion Feature	None

Class K Shares
Purchase Availability	Available only through selected financial institutions. Not available for direct investment in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Service fees of 0.25% annually.

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	None

Class R Shares
Purchase Availability	May only be purchased through employer-sponsored retirement plans or other similar programs through which group-level investments are made in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Rule 12b-1 fees of 0.50% annually.

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	None

14

Class Y Shares
Purchase Availability	Available only to institutional investors, investors purchasing through financial intermediaries, investors purchasing through retirement plans that meet certain conditions, and investors with specific relationships with Munder Capital Management or the Munder Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	None

Initial Purchase Minimum	$1 million (reduced or eliminated for certain categories of investors).

Purchase Maximum	None

Conversion Feature	None

APPLICABLE SALES CHARGES

Access to the following information is available through the Munder Funds website at www.munder.com under the “Sales Charges and Fees” link on the Fund’s Profile Page.

FRONT-END SALES CHARGE - CLASS A SHARES

You can purchase Class A shares at the offering price, which is the NAV plus an initial sales charge. Shares purchased through reinvestment of distributions are not subject to a sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are as follows:

	Sales Charge* as a Percentage of
	Offering Price %		Net Amount Invested %
Less than $25,000	5.50		5.82
$25,000 but less than $50,000	5.25		5.54
$50,000 but less than $100,000	4.50		4.71
$100,000 but less than $250,000	3.50		3.63
$250,000 but less than $500,000	2.50		2.56
$500,000 but less than $1,000,000	1.50		1.52
$1,000,000 or more	None	**	None	**

*	Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.
**	No initial sales charge applies on investments of $1 million or more; however, a CDSC of 1% is imposed on certain redemptions within one year of purchase.

15

SALES CHARGE WAIVERS AND REDUCTIONS - CLASS A SHARES

General

We will waive the initial sales charge on Class A shares for the following types of purchasers:

1.    investors that have an investment account with the Fund’s investment advisor;

2.    full-time employees and retired employees of the Fund’s investment advisor or its affiliates, employees of the Fund’s service providers, and immediate family members of the foregoing persons;

3.    registered broker-dealers, financial intermediaries, or their agents that have entered into selling agreements with the Fund’s distributor, if the shares are (a) purchased for their own accounts, (b) purchased for retirement plans of their employees or (c) sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;

4.    qualified employee benefit plans, employer-sponsored retirement plans and other employer-sponsored plans or accounts that meet certain criteria established by the Funds;

5.    individuals who reinvest distributions from a qualified retirement plan managed by the Fund’s investment advisor;

6.    individuals who reinvest the proceeds of redemptions from Class K or Class Y shares of another Munder Fund within 60 days of redemption;

7.    banks, trust companies and other financial institutions that trade for the accounts of their clients through the NSCC’s Trust Fund/SERV system;

8.    fee-based financial intermediaries or employee benefit plan consultants acting for the accounts of their clients; and

9.    qualified education savings plans established in accordance with Section 529 of the Internal Revenue Code.

You should inform the Funds or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies. The Funds or your broker or other financial intermediary may request additional information in order to verify your eligibility for the waiver.

For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions

You may qualify for reduced sales charges in the following cases:

Letter of Intent

If, over a 13-month period, you intend to purchase Class A shares of one or more Munder Funds that, in the aggregate, will total over $25,000, we will apply a sales charge to each of your purchases based on the aggregate level of investment. Sales charge reductions for Equity Funds (except the Index 500 Fund) begin when aggregate investments exceed $25,000. For the Index 500 Fund and all other Munder Funds, sales charge reductions begin when aggregate investments exceed $100,000.

To qualify, you must complete the Letter of Intent section of your Account Application or contact your broker or financial intermediary. By doing so, you indicate your non-binding intent to invest a certain amount over a 13-month period. Any sales

16

charge on Class A shares you purchase during the 13 months will then be based on the total amount specified in your Letter of Intent. You can apply the market value of any class of shares of non-money market Munder Funds you own at the time you establish your Letter of Intent toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid on purchasing any such eligible shares). You should inform the Funds that you have a Letter of Intent each time you make an investment.

Although you are not obligated to purchase the amount specified in your Letter of Intent, if you purchase less than the amount specified, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made.

Right of Accumulation

For purposes of calculating the sales charge applicable at the time of a Class A shares purchase, an individual shareholder may combine certain holdings and purchases, as described below. You may add to the amount of your purchase the market value of any class of shares of non-money market Munder Funds (regardless of the amount of any sales charge paid on such shares) already owned by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. When calculating the sales charge, you may also combine purchases of any class of shares of non-money market Munder Funds that are made by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary.

If you purchase shares directly from the Munder Funds, you should notify us to ensure you receive the proper reduction. If you purchase shares through a broker or other financial intermediary, you should consult with your broker or financial intermediary prior to making a purchase.

Additional Information

In order to obtain a sales charge reduction under a Letter of Intent or Right of Accumulation, you should inform the Funds or your broker or other financial intermediary at the time of purchase of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales charge reduction. You also may need to provide the Funds or your broker or other financial intermediary information such as account statements in order to verify your eligibility for the sales charge reduction. This may include, if applicable, information or records regarding:

-	shares of the Munder Fund(s) held in all accounts you may have with a broker or another financial intermediary; and
-	shares of the Munder Fund(s) held at any financial intermediary in accounts of family members, such as your spouse or minor children.

For further information on sales charge reductions, call (800) 438-5789.

CDSCs

You are subject to a CDSC when you redeem:

-	Class A shares purchased within one year of redemption as part of an investment of at least $1 million or more if a sales commission was paid at the time of investment;
-	Class B shares within six years of buying them; or

17

-	Class C shares within one year of buying them.

These time periods include the time you held Class A, Class B or Class C shares of another Munder Fund which you may have exchanged for Class A, Class B or Class C shares of the Large-Cap Core Growth Fund.

The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC.

The CDSC for Class A shares and Class C shares, if applicable, is 1.00%.

The CDSC schedule for Class B shares is set forth below.

Redemption	CDSC
Within One Year of Purchase	5.00%
Within Two Years of Purchase	4.00%
Within Three Years of Purchase	3.00%
Within Four Years of Purchase	3.00%
Within Five Years of Purchase	2.00%
Within Six Years of Purchase	1.00%
More than Six Years After Purchase	0.00%

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 per share (for a total cost of $10,000). Three and one-half years later, assume the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, i.e., 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate for redemptions within four years of purchase).

CDSC WAIVERS

We will waive any otherwise applicable CDSC payable upon redemptions of Class B or Class C shares for:

-	redemptions made within one year after the death or permanent disability (as defined by the Social Security Administration) of a named owner in the account registration;
-	minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2; and
-

(Class B shares only) redemptions through a Systematic Withdrawal Plan (SWP) of up to 10% per year of an account’s NAV. For example, if your balance at the time a SWP is established is $12,000, you may establish a $100 monthly or $300 quarterly (or $1,200 annual for IRA or 403(b) accounts) SWP without being subject to a CDSC for the year. For more information about enrolling in a SWP, please see the Shareholder Guide.

Other waivers of the CDSC on Class B or Class C shares may apply. Please see the Fund’s Statement of Additional Information or call (800) 438-5789 for more details.

18

DISTRIBUTION AND SERVICE FEES

DISTRIBUTION AND SERVICE PLAN FEES

The Fund has a Distribution and Service Plan with respect to its Class A, Class B, Class C, Class K and Class R shares. The Plan permits the Fund to pay distribution and other fees for the sale of Class A, Class B, Class C and Class R shares and for services provided to shareholders of the Class A, Class B, Class C, Class K and Class R shares.

Payments made under the Plan by Class A, Class B, Class C and Class R shares, but not payments made under the Plan by Class K shares, are made pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Fund may pay up to 0.25% of the average daily net assets of the Fund attributable to Class A, Class B, Class C, Class K and Class R shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.75% of the average daily net assets of the Fund attributable to Class B, Class C and Class R shares to finance activities relating to the distribution of those shares. However, under the Fund’s Distribution Agreement, the distribution and service fees payable with respect to the Class R shares are limited to payments at an annual rate equal to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.

Because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A, Class B, Class C, Class K and Class R shares of the Fund, and may cost you more than paying other types of sales charges.

OTHER PAYMENTS TO THIRD PARTIES

In addition to paying fees under the Fund’s Distribution and Service Plan, the Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor, for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Fund’s advisor or distributor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund, including affiliates of the advisor. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service and other fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Fund’s advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

19

In addition, while the Fund’s distributor typically pays to intermediaries most of the front-end sales charge applicable to sales of Fund shares by such intermediaries, the Fund’s distributor may on occasion pay the entire front-end sales charge to such intermediaries. For more information regarding these arrangements, please read “Additional Compensation Paid to Intermediaries” in the Statement of Additional Information.

From time to time, the Fund’s advisor or distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

VALUING FUND SHARES

The Fund’s NAV is calculated each day on which the New York Stock Exchange (NYSE) is open. The NAV per share is the value of a single Fund share. The Fund calculates NAV separately for each class. NAV is calculated by:

(1)	taking the total value of the Fund’s assets allocated to a particular class of shares,
(2)	subtracting the liabilities and expenses charged to that class, and
(3)	dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the Fund will accelerate its NAV calculation and transaction deadlines to that time.

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Because foreign markets may be open at different times and on different days than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell their shares. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. (Eastern Time).

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through the means described

20

above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation should a significant event occur subsequent to the close of the foreign securities exchanges. The Fund may also fair value its foreign securities when a particular foreign market is closed but the Fund is open. This policy is intended to assure the Fund’s NAV appropriately reflects securities’ values at the time of pricing.

Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country specific information. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

In accordance with procedures established by the Board of Trustees to fair value the Fund’s securities, the advisor has established a pricing committee to serve as its formal oversight body for the valuation of the Fund’s securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees of the Fund at the next regularly scheduled quarterly meeting of the Board.

DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund’s net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund declares and pays dividend distributions, if any, at least annually.

The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of its earnings and profits. You should treat such a

21

distribution as a return of capital, generally a non-taxable distribution to the extent of (and in reduction of) a shareholder’s basis in the Fund. You should treat any such distribution in excess of your basis in your shares as gain from a sale or exchange of the shares.

The Fund will generally pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application or notify the Fund by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS

Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Current law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on certain corporate stock. A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. The lower tax rates on long-term capital gains and qualifying dividends are currently scheduled to expire after 2010.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES OR EXCHANGES

If you sell shares of the Fund or exchange them for shares of another Munder Fund,

22

you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you may, subject to certain restrictions, recognize a taxable loss on the sale of shares of the Fund.

OTHER CONSIDERATIONS

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

Founded in 1985, Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009, is the investment advisor of the Fund. As of June 30, 2007, MCM had approximately $29.6 billion in assets under management, made up of $12.3 billion in actively managed equity securities, $5.6 billion in fixed income securities and $11.7 billion in cash management assets.

MCM provides overall investment management for the Fund, and research and credit analysis concerning the Fund’s portfolio securities and is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended June 30, 2007, the Fund paid an advisory fee at an annual rate of 0.75% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund is available in the Fund’s Annual Report dated June 30, 2007.

PORTFOLIO MANAGEMENT TEAM

A team of professionals employed by MCM makes investment decisions for the Fund. The team consists of Michael P. Gura and Thomas P. Kenny. Mr. Gura and Mr. Kenny jointly make investment decisions for the Fund.

Michael P. Gura, CFA, Senior Portfolio Manager, was a member of the Fund’s portfolio management team from 2002 to 2004 and rejoined the team again in 2005. Mr. Gura is also a member of the portfolio management team for the Munder Asset Allocation Fund—Balanced and MCM’s large-capitalization core growth, large-cap growth and multi-cap growth investment disciplines. From 2002 to 2003, Mr. Gura served as Director of Research, previously serving as Assistant Director of Research since 1999.

23

Thomas P. Kenny, CFA, Director, Public Fund and Taft-Hartley Investment Services and Senior Portfolio Manager, has been a member of the Fund’s portfolio management team since June 2007. Mr. Kenny also has been a member of the portfolio management team for the Munder Asset Allocation Fund—Balanced since 2005. Since joining MCM in 1995, Mr. Kenny has been a member of MCM’s large-cap growth investment discipline, and has worked with MCM’s technology research staff to select stocks appropriate for MCM’s large-capitalization core growth investment discipline. He also is a member of the portfolio management team for MCM’s multi-cap growth investment discipline. He leads MCM’s Public Fund and Taft-Hartley Investment Services Groups and manages equity and balanced portfolios for institutional clients.

Additional information about the compensation of members of the portfolio management team, other accounts managed by these individuals, and their ownership of securities in the Fund is available in the Fund’s Statement of Additional Information.

24

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past 5 years or, if shorter, the period of operations of the class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. Our website, www.munder.com, contains the Fund’s most recent annual and semi-annual reports. You may also obtain the annual and semi-annual reports and Statement of Additional Information without charge by calling (800) 438-5789.

LARGE-CAP GROWTH FUND(a) (CLASS A)	Year Ended 6/30/07(b) Class A	Year Ended 6/30/06(b) Class A		Year Ended 6/30/05(b) Class A	Year Ended 6/30/04(b) Class A	Year Ended 6/30/03(b) Class A
Net asset value, beginning of period	$15.48	$14.82		$13.59	$11.39	$11.72

Income/(loss) from investment operations:
Net investment loss	(0.02)	(0.02)		(0.01)	(0.05)	(0.02)
Net realized and unrealized gain/(loss) on investments	2.80	0.60		1.24	2.25	(0.31)

Total from investment operations	2.78	0.58		1.23	2.20	(0.33)

Less distributions:
Short-term trading fees	0.00 (c)	0.00	(c)	0.00 (c)	—	—

Voluntary contribution from Advisor	—	0.08		—	—	—

Net asset value, end of period	$18.26	$15.48		$14.82	$13.59	$11.39

Total return (d)	17.96%	4.45	%(e)	9.05%	19.32%	(2.82)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$26,807	$28,995		$29,248	$30,186	$28,983
Ratio of operating expenses to average net assets	1.45%	1.48%		1.50%	1.48%	1.33%
Ratio of net investment loss to average net assets	(0.14)%	(0.12)%		(0.04)%	(0.38)%	(0.14)%
Portfolio turnover rate	90%	60%		29%	43%	66%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.45%	1.48%		1.50%	1.48%	1.33%

(a)	The Munder Large-Cap Growth Fund (formerly Munder Large-Cap Core Growth Fund) Class A Shares commenced operations on August 4, 1993.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 3.91% for Class A Shares.

25

LARGE-CAP GROWTH FUND(a) (CLASS B)	Year Ended 6/30/07(b) Class B	Year Ended 6/30/06(b) Class B		Year Ended 6/30/05(b) Class B	Year Ended 6/30/04(b) Class B	Year Ended 6/30/03(b) Class B
Net asset value, beginning of period	$13.79	$13.31		$12.30	$10.38	$10.75

Income/(loss) from investment operations:
Net investment loss	(0.13)	(0.12)		(0.10)	(0.13)	(0.09)
Net realized and unrealized gain/(loss) on investments	2.48	0.53		1.11	2.05	(0.28)

Total from investment operations	2.35	0.41		1.01	1.92	(0.37)

Less distributions:
Short-term trading fees	0.00 (c)	0.00	(c)	0.00 (c)	—	—

Voluntary contribution from Advisor	—	0.07		—	—	—

Net asset value, end of period	$16.14	$13.79		$13.31	$12.30	$10.38

Total return (d)	17.04%	3.61	%(e)	8.21%	18.50%	(3.53)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,788	$2,992		$5,493	$8,210	$10,377
Ratio of operating expenses to average net assets	2.20%	2.23%		2.25%	2.23%	2.08%
Ratio of net investment loss to average net assets	(0.90)%	(0.88)%		(0.79)%	(1.13)%	(0.89)%
Portfolio turnover rate	90%	60%		29%	43%	66%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.20%	2.23%		2.25%	2.23%	2.08%

(a)	The Munder Large-Cap Growth Fund (formerly Large-Cap Core Growth Fund) Class B Shares commenced operations on April 29, 1993.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 3.08% for Class B Shares.

26

LARGE-CAP GROWTH FUND(a) (CLASS C)	Year Ended 6/30/07(b) Class C	Year Ended 6/30/06(b) Class C		Year Ended 6/30/05(b) Class C	Year Ended 6/30/04(b) Class C	Year Ended 6/30/03(b) Class C
Net asset value, beginning of period	$13.91	$13.42		$12.40	$10.46	$10.85

Income/(loss) from investment operations:
Net investment loss	(0.13)	(0.12)		(0.10)	(0.13)	(0.09)
Net realized and unrealized gain/(loss) on investments	2.50	0.54		1.12	2.07	(0.30)

Total from investment operations	2.37	0.42		1.02	1.94	(0.39)

Less distributions:
Short-term trading fees	0.00 (c)	0.00	(c)	0.00 (c)	—	—

Voluntary contribution from Advisor	—	0.07		—	—	—

Net asset value, end of period	$16.28	$13.91		$13.42	$12.40	$10.46

Total return (d)	17.12%	3.58	%(e)	8.23%	18.55%	(3.59)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,550	$3,578		$4,600	$4,622	$4,836
Ratio of operating expenses to average net assets	2.20%	2.23%		2.25%	2.23%	2.08%
Ratio of net investment loss to average net assets	(0.89)%	(0.87)%		(0.79)%	(1.13)%	(0.89)%
Portfolio turnover rate	90%	60%		29%	43%	66%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.20%	2.23%		2.25%	2.23%	2.08%

(a)	The Munder Large-Cap Growth Fund (formerly Large-Cap Core Growth Fund) Class C Shares commenced operations on September 20, 1993.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 3.06% for Class C Shares.

27

LARGE-CAP GROWTH FUND(a) (CLASS K)	Year Ended 6/30/07(b) Class K	Year Ended 6/30/06(b) Class K		Year Ended 6/30/05(b) Class K	Year Ended 6/30/04(b) Class K	Year Ended 6/30/03(b) Class K
Net asset value, beginning of period	$15.52	$14.86		$13.63	$11.42	$11.74

Income/(loss) from investment operations:
Net investment loss	(0.02)	(0.01)		(0.01)	(0.05)	(0.01)
Net realized and unrealized gain/(loss) on investments	2.81	0.59		1.24	2.26	(0.31)

Total from investment operations	2.79	0.58		1.23	2.21	(0.32)

Less distributions:
Short-term trading fees	0.00 (c)	0.00	(c)	0.00 (c)	—	—

Voluntary contribution from Advisor	—	0.08		—	—	—

Net asset value, end of period	$18.31	$15.52		$14.86	$13.63	$11.42

Total return (d)	17.98%	4.44	%(e)	9.02%	19.35%	(2.81)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$45,968	$48,099		$7,467	$10,151	$15,646
Ratio of operating expenses to average net assets	1.45%	1.46%		1.50%	1.48%	1.33%
Ratio of net investment loss to average net assets	(0.14)%	(0.07)%		(0.04)%	(0.38)%	(0.14)%
Portfolio turnover rate	90%	60%		29%	43%	66%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.45%	1.46%		1.50%	1.48%	1.33%

(a)	The Munder Large-Cap Growth Fund (formerly Large-Cap Core Growth Fund) Class K Shares commenced operations on June 23, 1995.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated.
(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 3.90% for Class K Shares.

28

LARGE-CAP GROWTH FUND(a) (CLASS R)	Period Ended 6/30/07(b) Class R
Net asset value, beginning of period	$16.21

Income/(loss) from investment operations:
Net investment loss	(0.04)
Net realized and unrealized gain/(loss) on investments	2.05

Total from investment operations	2.01

Less distributions:
Short-term trading fees	0.00	(c)

Voluntary contribution from Advisor	—

Net asset value, end of period	$18.22

Total return (d)	12.40%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7
Ratio of operating expenses to average net assets	1.70	%(e)
Ratio of net investment loss to average net assets	(0.35	)%(e)
Portfolio turnover rate	90%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.70	%(e)

(a)	The Munder Large-Cap Growth Fund (formerly Large-Cap Core Growth Fund) Class R Shares commenced operations on November 1, 2006.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated.
(e)	Annualized.

29

LARGE-CAP GROWTH FUND(a) (CLASS Y)	Year Ended 6/30/07(b) Class Y	Year Ended 6/30/06(b) Class Y		Year Ended 6/30/05(b) Class Y	Year Ended 6/30/04(b) Class Y	Year Ended 6/30/03(b) Class Y
Net asset value, beginning of period	$16.07	$15.35		$14.04	$11.73	$12.04

Income/(loss) from investment operations:
Net investment income/(loss)	0.02	0.02		0.03	(0.02)	0.01
Net realized and unrealized gain/(loss) on investments	2.91	0.62		1.28	2.33	(0.32)

Total from investment operations	2.93	0.64		1.31	2.31	(0.31)

Less distributions:
Dividends from net investment income	—	(0.00	)(c)	—	—	—

Total distributions	—	(0.00	)(c)	—	—	—

Short-term trading fees	0.00 (c)	0.00	(c)	0.00 (c)	—	—

Voluntary contribution from Advisor	—	0.08		—	—	—

Net asset value, end of period	$19.00	$16.07		$15.35	$14.04	$11.73

Total return (d)	18.31%	4.63	%(e)	9.33%	19.69%	(2.66)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$42,544	$47,636		$52,871	$56,106	$54,610
Ratio of operating expenses to average net assets	1.20%	1.23%		1.25%	1.23%	1.08%
Ratio of net investment income/(loss) to average net assets	0.10%	0.13%		0.21%	(0.13)%	0.11%
Portfolio turnover rate	90%	60%		29%	43%	66%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements.	1.20%	1.23%		1.25%	1.23%	1.08%

(a)	The Munder Large-Cap Growth Fund (formerly Large-Cap Core Growth Fund) Class Y Shares commenced operations on August 16, 1993.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated.
(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 4.11% for Class Y Shares.

30

SHAREHOLDER GUIDE

Dated October 31, 2007

The Shareholder Guide provides information regarding the purchase, redemption and exchange of shares of the Munder Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Munder Funds Class A, B, C, I, K, R & Y shares Prospectuses dated October 31, 2007. Not all Funds offer all classes of shares.

HOW TO REACH THE FUNDS

CONTACT SHAREHOLDER SERVICES

For account inquiries or information, literature, forms, etc.:

By telephone:

1-800-438-5789

By mail:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

By overnight delivery:	The Munder Funds

101 Sabin Street Pawtucket, RI 02860

For other inquiries or complaints:

By telephone:

1-800-468-6337

By mail:

The Munder Funds

Attn: Secretary

480 Pierce St. Birmingham, MI 48009

By e-mail:	fundcontact@munder.com

PURCHASE INFORMATION

WHO MAY PURCHASE SHARES

Class A & Class C Shares

All investors are eligible to purchase Class A or Class C shares.

Class B Shares

Class B Shares of the Munder Funds are available for purchase only as follows:

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B shares of a Munder Fund in additional Class B shares of that Fund;

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase Class B shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a

S - 1

trust for which the existing registered owner is the trustee or beneficiary;
-

401(k) retirement plans (and other similar group retirement plans) that offered Class B shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B shares of that Munder Fund and may purchase additional Class B shares of that Fund in existing participant accounts;

-

401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B shares of a Munder Fund as an investment option, may open participant accounts in Class B shares of that Fund; and

-

Any client or customer of a broker, financial intermediary or other financial institution that (i) received a sales presentation within the six months prior to February 28, 2007 that included Class B shares of one or more Munder Funds as an investment option and (ii) was identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B shares of a Munder Fund may purchase Class B shares.

If all Class B shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in this Shareholder Guide, then the shareholder’s account will be closed. Such former holders of Class B shares will not be able to buy additional Class B shares or reopen a Class B shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in this Shareholder Guide.

The Munder Funds reserve the right to revise the scope of the limited offering described above or to change these policies at any time.

Class K Shares

Customers (and their immediate family members) of banks and other institutions that have entered into agreements with the Funds to provide shareholder services for Class K shareholders may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. Financial institutions (or their nominees) acting on behalf of their customers, will normally be the holders of record of Fund shares and will reflect their customers’ beneficial ownership of shares in the account statements provided by them to their customers.

The Funds may refuse any purchase orders from ineligible investors who select Class K shares.

Class R Shares

Investors may purchase Class R shares only through participation in certain programs where program-level or omnibus accounts are held on the books of the Funds, including without limitation:

-	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit

S - 2

sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans; and
-	Managed account programs sponsored by a broker-dealer, registered investment adviser or bank trust department.

The Funds may refuse any purchase orders from ineligible investors who select Class R shares.

Class Y Shares

Only the following investors may purchase Class Y shares:

-

institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; and investment companies);

-	investment advisors, broker-dealers and other financial intermediaries acting for their own accounts or for the accounts of their clients;
-	Trustees and officers of the Munder Funds and their immediate family members;
-	employees and retired employees of the Funds’ investment advisor;
-	Munder Capital Management’s investment advisory clients; and
-	immediate family members of employees of the Funds’ investment advisor.

The Funds may refuse any purchase orders from ineligible investors who select Class Y shares.

Class I Shares

Individual investors and institutional investors may purchase Class I shares.

METHODS FOR PURCHASING SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Intermediary and/or Financial Institution

Any broker, financial intermediary or other financial institution authorized by the Munder Funds or the Funds’ distributor can sell you shares of the Funds. Please note that brokers, financial intermediaries or other financial institutions may charge you fees in connection with purchases of shares. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail

For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

You must also specify the Fund and class of shares you wish to purchase on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase may be refused or you may be invested in Class A shares, if offered.

S - 3

For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for the amount of your investment to the address listed above. We reserve the right to refuse investments of less than $50 and any form of payment, including without limitation cash, temporary checks, credit cards or third-party checks.

By Wire

For new accounts, you must complete, sign and mail an Account Application to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below. To obtain an Account Application, your account number or more information, call (800) 438-5789.

Wire Instructions

Bank ABA/Routing #: 031000053

Bank Account Number: 8606905396

Bank Account Name: The Munder Funds

RFB: (Fund Name and Class)

OBI: (Your Name and Acct #)

You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer (EFT)

For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Account Application with the Banking Information section completed and you must not decline your EFT purchase privilege. Once your account has been established, you can make investments by EFT.

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or visit www.munder.com to establish an Internet login and password for online transactions.

Please note that EFT transactions usually require two days to complete.

Through the Automatic Investment Plan (AIP)

Under an AIP, you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP without notice if your bank account has insufficient funds at the time of a scheduled deduction or for any other reason on 30 days’ written notice to you.

POLICIES FOR PURCHASING SHARES

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial

S - 4

institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

-	Name;

-	Date of birth (for individuals);

-	Residential or business street address (although post office boxes are still permitted for mailing); and

-	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, we may restrict your ability to purchase additional shares of a Fund until your identity is verified. We may also close your account or take other appropriate action if we are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed (less any applicable CDSC). In addition, you will not be entitled to recoup from the Funds any sales charges paid in connection with your purchase of Fund shares. Any otherwise applicable short-term trading fee will not, however, be assessed on accounts that are closed for this reason.

Investment Minimums

(Class A, B & C Shares)

With respect to any Class A, B or C shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class A, Class B and Class C shares is $2,500 per Fund for all accounts, with the following exceptions. The minimum initial investment for all types of Individual Retirement Accounts (IRAs), Education Savings Accounts (ESAs), 403(b), Uniform Gifts to Minors Act (UGMA) and Uniform Transfer to Minors Act (UTMA) accounts is $500. Subsequent investments of less than $50 per Fund for all account types may be refused. If you use the Automatic Investment Plan (AIP), the minimum initial and subsequent investment per Fund is $50.

Investment minimums do not apply to purchases made through eligible retirement plans (or similar group accounts) or eligible wrap-fee programs (or similar programs). For this purpose, “eligible

S - 5

retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees. “Eligible wrap-fee and similar programs” are those which have been approved by an officer of the Fund.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

If you wish to invest more than $50,000, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A or Class C shares. If you wish to invest more than $1 million, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A shares.

Investment Minimums

(Class K & R Shares)

There is no minimum initial or subsequent investment for Class K or Class R shares.

Investment Minimums (Class Y Shares)

With respect to any Class Y shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class Y shares is $1 million per Fund for each Class Y shares account.

A reduced initial investment minimum of $2,500 applies to investments made by clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds.

Investment minimums do not apply to purchases made through eligible retirement plans or similar group accounts. For this purpose, “eligible retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees.

Investment minimums do not apply to clients in wrap-fee programs or other asset-based advisory fee programs, where the sponsor has entered into a written agreement with the Funds to offer Class Y shares through the applicable program.

S - 6

Investment minimums do not apply to investments made by Trustees or officers of the Munder Funds or their immediate family members, employees of Munder Capital Management or their immediate family members, retired officers or employees of Munder Capital Management, or investment advisory clients of Munder Capital Management.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

Investment Minimums (Class I Shares)

Except as provided below, the minimum initial investment for Class I shares is $2 million per Fund for each Class I shares account.

Investment minimums do not apply to accounts held through an intermediary that maintains aggregate assets on behalf of its clients in a Fund equivalent to $10 million or greater and an average account size in the Fund equivalent to $200,000 or greater.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Accounts Below Minimums

For each account that you own, if your investment in Class A, Class B or Class C shares of a Fund does not meet the applicable account minimum, or you cease AIP contributions before reaching the applicable account minimum, you may increase your balance to that level (either by a single investment or through the AIP) or that Fund account may be charged a quarterly servicing fee of $6.

Exemptions from this fee apply to accounts held through brokers, financial intermediaries and other financial institutions that hold shares in street name or omnibus positions or through registered securities clearing agents.

To the extent feasible, we may waive low account balance fees on Class A or Class B shares accounts that do not meet the applicable amount minimum as a result of the par conversion of a Class B shares account to a Class A shares account. In addition, we reserve the right, in our sole discretion, to waive the imposition of this fee.

We further reserve the right, upon 30 days’ advance written notice, to redeem your Class A, Class B or Class C shares account (and forward the redemption proceeds to you) if its value is below the applicable minimum or to redeem your Class Y shares account if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice. Any otherwise applicable contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 30 days of your purchase.

Timing of Orders

Purchase orders must be received by the Funds or an authorized agent of the Funds, such as the Funds’ distributor or transfer agent, authorized dealer or third-party

S - 7

administrator, or other authorized financial intermediary, before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day’s NAV. Purchase orders received after that time will be accepted as of the next business day and will receive the NAV for the next business day.

REDEMPTION INFORMATION

METHODS FOR REDEEMING SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone

If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Funds must receive a redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet

If you did not decline the online redemption privilege on your Account Application and you have established an internet Personal

S - 8

Identification Number (PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

As with redemptions by telephone, the Funds must receive an online redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make internet redemptions from an IRA, ESA or 403(b) account.

Through the Systematic Withdrawal Plan (SWP)

If you have an account value of $5,000 or more in a Fund, you may redeem Class A, Class B or Class C shares on a monthly or quarterly basis. For IRA or 403(b) accounts, you may make redemptions on a monthly, quarterly or annual basis. In either case, the minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds. You may change or cancel a SWP at any time upon notice to the Funds. If you pay a sales charge on the purchase of Class A shares, you should not participate in a SWP. In addition, any applicable CDSC will be charged upon redemption of Class A, Class B or Class C shares.

By Writing a Check

Free checkwriting is available to Class A and Class Y shareholders of the Taxable Income Funds (other than the International Bond Fund), Tax-Free Income Funds and Money Market Funds who complete a Checkwriting Authorization Form and return it to us. Checks that are written in amounts less than $500 may be refused. You may not close a Fund account by writing a check. We may change or terminate this program on 30 days’ advance written notice to you.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent

In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). Please call (800) 438-5789 to determine the requirements for providing other instructions.

If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these methods.

Short-Term Trading Fee

A short-term trading fee may apply to redemptions of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

S - 9

Medallion Signature Guarantee

For your protection, a medallion signature guarantee is required for the following Class A, Class B and Class C redemption requests:

-	redemption proceeds greater than $50,000;
-	redemption proceeds not being made payable to the record owner of the account;
-	redemption proceeds not being mailed to the address of record on the account;
-	redemption proceeds being mailed to address of record that has changed within the last 30 days;
-	redemption proceeds being transferred to another Munder Fund account with a different registration;
-	change in ownership or registration of the account; or
-	changes to banking information without a voided check being supplied.

We reserve the right to require a medallion signature guarantee for other types of redemption requests, including Class K, Class R or Class Y share redemptions.

When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Financial Institutions

Shares held through a financial institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties

During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.

EXCHANGE INFORMATION

METHODS FOR EXCHANGING SHARES

Shareholders may exchange Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

S - 10

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration. All exchange requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

By Telephone

If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

By Internet

If you did not decline the online exchange privilege on your Account Application and you have established an internet Personal Identification Number (PIN), you may exchange shares by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

POLICIES FOR EXCHANGING SHARES

-	You may exchange your Fund shares for shares of the same class of other Munder Funds (if offered) based on their relative NAVs.

-

If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange. When Class A shares of a Munder Fund that were issued without the imposition of a sales charge are exchanged for Class A shares of another Munder Fund, you must pay any applicable sales charge at the time of the exchange unless you otherwise qualify for a waiver of the sales charge.

-

Class A shares of a money market fund that (1) were acquired through the use of the exchange privilege and (2) can be traced back to a purchase of one or more Munder Funds for which a sales charge was paid, may be exchanged for Class A shares of a Fund at NAV.

-	Class A, Class B and Class C shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

-	You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

-	A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

S - 11

-

Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker, financial intermediary or other financial institution or by calling the Munder Funds at (800) 438-5789.

-	Brokers or financial intermediaries may charge you a fee for handling exchanges.

-	We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Short-Term Trading Fee

A short-term trading fee may apply to exchanges of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES

AND REDEMPTIONS

-

We consider purchase, exchange or redemption orders to be in “proper form” when we receive all required information, including properly completed and signed documents. We may reject any requests that are not in proper form.

-	We reserve the right to reject any purchase order, including exchanges from other Munder Funds.

-	At any time, we may change any of our purchase, redemption or exchange practices or privileges, and may suspend the sale of Fund shares.

-	We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

-	To limit the Funds’ expenses, we no longer issue share certificates.

-	We may temporarily stop redeeming shares if:

(i)	the NYSE is closed;

(ii)	trading on the NYSE is restricted;

(iii)	an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

(iv)	the SEC orders the Fund to suspend redemptions.

-

We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor’s account, neither the Funds, Munder Capital Management, the Funds’ distributor nor the Funds’ transfer agent or any of their affiliates, officers or directors will be held responsible for any losses resulting from unauthorized transactions.

-	If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the

S - 12

account. If your account has been set up by a broker, financial intermediary or other financial institution, account activity will be detailed in their statements to you. Brokers, financial intermediaries and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

-	Brokers, financial intermediaries and other financial institutions may charge their customers a processing fee in connection with the purchase or redemption of Fund shares.

-

Normally we send redemption amounts to you on the next business day (but not more than seven days) after we receive your request in proper form, except as described below in the case of shares purchased by check. Same-day processing is available only for the Money Market Funds, provided we receive notice of the trade prior to the applicable cut-off time (see below).

-

If we receive notice of your intent to process a same-day trade and your purchase order for the Cash Investment Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 2:45 p.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 2:45 p.m. (Eastern time), you will receive dividends for that day.

If we receive notice of your intent to process a same-day trade and your purchase order for the Tax-Free Money Market Fund is received in proper form before 11:30 a.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 11:30 a.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 11:30 a.m. (Eastern time), you will receive dividends for that day.

-	We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

SHAREHOLDER PRIVILEGES

Reinstatement Privilege

For 60 days after you sell Class A, Class B or Class C shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge). This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A, B or C shares that were subject to a CDSC when redeemed. The Class A shares purchased under this privilege must be held in an account registered in the same name as the account from which the shares were redeemed and the amount being reinvested must be at least the required minimum investment amount. You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial intermediary must notify the Funds at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

S - 13

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

AND SHORT-TERM TRADING FEE

Policies and Procedures

The Funds are not intended to serve as vehicles for short-term trading. By realizing profits through short-term trading, investors that engage in rapid purchases and sales or exchanges of a Fund’s shares may dilute the value of shares held by long-term investors. Volatility resulting from excessive purchases and sales or exchanges of a Fund’s shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity resulting from market timing. Excessive purchases and sales or exchanges of a Fund’s shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity, which could cause the Fund to incur increased brokerage costs and to realize taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level volatility and investment volatility that is associated with patterns of excessive short-term trading activity. Any increased costs are borne by all Fund shareholders, including long-term investors who do not cause such costs to be incurred. All of these factors may adversely affect Fund performance. Funds investing in securities that are thinly traded, trade infrequently, or are more difficult to value (such as foreign securities, high yield debt securities and small-cap securities) may attract investors seeking to profit from short-term trading strategies that attempt to exploit the special valuation issues applicable to these types of securities to a greater degree than other types of securities. With respect to the Cash Investment Fund, a money market fund that attempts to maintain a stable net asset value, short-term trading does not generally pose the same issue for that Fund as for other Munder Funds.

The Board of Trustees of the Munder Funds has adopted policies and procedures to monitor for, and to discourage and take reasonable steps to prevent or minimize, investors from engaging in frequent purchases and redemptions of shares of the Munder Funds, to the extent deemed reasonable and practicable. The Funds will seek to apply these policies and procedures as uniformly as practicable.

The Munder Funds’ policies and procedures for identifying excessive short-term trading and market timing activities take into account a number of factors, including but not limited to the dollar amount and frequency of Fund trades. For purposes of these monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Pursuant to these policies and procedures, each Fund reserves the right to refuse any purchase or exchange request that, in the view of MCM, could adversely affect any Munder Fund or its operations, including any purchase or exchange request from any individual, group or account that is likely to engage in excessive trading, or any order that may be viewed as market-timing activity. If a Fund refuses a purchase or

S - 14

exchange request from a shareholder and that shareholder deems it necessary to redeem his or her account in the Fund, any CDSC that is applicable to such redemption transaction, as described in the Fund’s prospectus, will be assessed against those redemption proceeds.

The Funds will suspend or terminate any or all exchange privileges or suspend or terminate telephone and/or internet redemption privileges on accounts identified as engaging in excessive short-term trading or market timing activity in order to limit these types of trading practices. The Funds (other than a money market fund) also reserve the right in the future to limit the number of “round trip” exchanges an investor may make into and out of any Fund in order to discourage excessive short-term trading activities.

Although the Funds use a variety of methods to detect and deter excessive trading or market timing, the Funds cannot always know or reasonably detect such trading, particularly if it is facilitated by authorized financial intermediaries or done through omnibus account arrangements. The Funds’ ability to monitor and discourage market timing and excessive trading generally requires the cooperation of financial intermediaries to effectively implement policies and procedures with respect to accounts for which the Funds do not have sufficient identifying information. This cooperation cannot necessarily be assured. To the extent the Funds are able to identify market timing or excessive trading in these accounts, the Funds will use their reasonable and best efforts to uniformly apply their policies and procedures. However, there is no guarantee that this goal will be achieved. Finally, it is important to recognize that “market timing” and “excessive trading” are not clearly defined terms under applicable law. Consequently, trading activities that may not be considered by the management of the Munder Funds to be excessive or market timing could be interpreted differently by others and vice versa.

Short-Term Trading Fee

Consistent with the Funds’ policies and procedures, we may apply a 2% short-term trading fee if you redeem or exchange shares of the Asset Allocation Fund—Balanced, the Equity Funds or the International Bond Fund within 30 days of purchase. The fee will be applied based on net assets at the time of the transaction. Any applicable short-term trading fee is paid directly to the Fund from which you redeem or exchange your shares in order to, among other things, offset the costs of buying and selling securities. The fee, which is intended to discourage short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

The Funds will seek to apply short-term trading fees as uniformly as possible. Where operational limitations restrict the ability of the Funds to impose short-term trading fees or apply certain exemptions from the fees, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of short-term trading fees will vary. To the extent feasible, the following types of transactions will be exempt from short-term trading fees: shares purchased through the automatic reinvestment of dividend and capital gain distributions; shares redeemed to pay account-related fees; shares purchased through an automatic investment program or similar periodic investment plan; transactions associated

S - 15

with the automatic rebalancing of an account; shares purchased as a result of an employer contribution to a qualified retirement plan account; shares redeemed from shareholder accounts liquidated for failure to meet the minimum investment requirement; shares redeemed from a shareholder account for which the identity of the shareholder could not be determined within reasonable time after the account was opened; shares redeemed pursuant to a systematic withdrawal plan or similar periodic withdrawal plan; shares redeemed as part of a loan or hardship withdrawal from a qualified plan; shares redeemed to repay a loan from a qualified retirement account; shares redeemed for payment of involuntary fees; shares redeemed as part of a required distribution from a qualified retirement plan or IRA; shares redeemed upon the death or disability of an owner of record of an account; and any other involuntary redemption and/or exchange transactions, including those required by law or regulation, a regulatory agency, a court order, or as a result of a liquidation of a Fund by the Board of Trustees.

Accounts exempt from the imposition of short-term trading fees are: accounts held through omnibus and plan level retirement accounts for which third-party recordkeepers do not assess redemption fees on such accounts; accounts that hold omnibus share positions for the dealer, and the underlying dealer customer accounts, for which the dealer does not assess redemption fees on such accounts; accounts for which the beneficial owner is an asset allocation fund or funds (or similar pooled investment vehicle) that rebalances no more frequently than quarterly; and wrap fee program accounts for which the program sponsor has entered into a form of fee waiver agreement with the Funds. In addition, we reserve the right to waive the short-term trading fees in certain limited circumstances where the Funds determine the transaction does not pose the risks that the Funds’ policies and procedures are designed to mitigate. Such waivers are subject to the advance written approval of two officers of the Funds and are reported to the Board of Trustees.

S - 16

ADDITIONAL INFORMATION

Information relating to purchases and sales of shares of the Fund is provided in the Shareholder Guide, which is incorporated by reference into (and is considered a part of) this prospectus.

More information about the Fund is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

The Fund’s Statement of Additional Information provides more detail about the Fund and its investment strategies, risks and restrictions. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (and is considered part of) this prospectus.

SHAREHOLDER INQUIRIES:

By e-mail:	fundcontact@munder.com

By telephone:	1-800-468-6337

By mail:	The Munder Funds

Attn: Secretary

480 Pierce Street

Birmingham, MI 48009

Distributor: Funds Distributor, Inc.

SEC File Number: 811-21294

TO OBTAIN INFORMATION:

By telephone:	1-800-438-5789

By mail:	The Munder Funds

P.O. Box 9701

Providence, RI 02940-9701

By overnight delivery:	The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

By web:	www.munder.com

You may find more information about the Fund online. This website is not considered part of the prospectus.

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-0102.

PROLCG1007

Munder Large-Cap Value Fund

PROSPECTUS

October 31, 2007

Save paper and receive this

document electronically.

Sign up for electronic delivery at

www.munderfunds.com/edelivery

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

CLASS A SHARES

(MUGAX)

CLASS B SHARES

(MUGBX)

CLASS C SHARES

(MUGCX)

CLASS K SHARES

(MUGKX)

CLASS R SHARES

(MUGRX)

CLASS Y SHARES

(MUGYX)

Munder Large-Cap Value Fund

CLASS A, B, C, K, R & Y SHARES

This prospectus describes the goal and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on the Fund’s investment strategies and risks, please read the section entitled “More About the Fund.” Certain terms used in this prospectus are defined in the Glossary. Unless this prospectus expressly provides otherwise, each goal, strategy and policy of the Fund may be changed by action of the Board of Trustees without shareholder approval.

GOAL AND PRINCIPAL

INVESTMENT STRATEGIES

Goal

The Fund’s goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing primarily in companies whose equity securities are trading at a valuation discount relative to the marketplace, their peers and historical levels.

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities (i.e. common stocks, preferred stocks, convertible securities and rights and warrants) of large-capitalization companies. This investment strategy may not be changed without 60 days’ prior notice to shareholders. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.

Large-capitalization companies are those companies with a market capitalization within the range of companies included in the Russell 1000 Index.

The advisor generally selects large domestic and, to a lesser extent, foreign companies with relatively low valuations that it believes possess a catalyst for favorable or improved security values. The advisor may also consider one or more of the following factors:

-	Financial strength, strong fundamentals and low price-to-earnings ratios;
-	Improving earnings estimates and stock price trends;
-	Quality of management, profitability and industry leadership position;
-	Current dividend; and
-	Unrecognized assets.

1

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund’s portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

-	Stock Market Risk

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

-	Stock Selection Risk

In addition to, or in spite of, the impact of movements in the overall stock market, the value of the Fund’s investments may decline if the particular companies in which the Fund invests do not perform well in the market.

-	Value Investing Risk

Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisors using this approach generally select stocks at prices, in their view, that are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks’ intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced.

-	Foreign Securities Risk

Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ in some cases significantly, from U.S. standards. Foreign securities that are denominated in a foreign currency also are subject to the risk that their values may fluctuate based upon changes in currency exchange rates.

-	Financial Services Risk

The Fund may invest a significant portion of its assets in securities of companies in the financial services industry. Companies in the financial services industry may be influenced by economic trends, industry competition and governmental actions, as well as factors affecting the financial stability of borrowers. Bank securities that do not represent deposits have lower priority in a bank’s capital structure than those that do. This lower priority means that, in the event of insolvency of the bank that issued the security, the security could become worth less than the Fund paid for it.

2

[THIS PAGE WAS INTENTIONALLY LEFT BLANK]

3

PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund’s performance for each of the last 10 calendar years. The table shows how the Fund’s average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index.

The annual returns in the bar chart are for the Fund’s oldest class of shares, Class Y shares. Class A, Class B, Class C, Class K and Class R shares, net of applicable sales charges, will have annual returns similar to those of the Class Y shares because all of the classes of shares are invested in the same portfolio of securities and have the same portfolio management. Because each class of shares has different sales charges, distribution fees and/or service fees, and expenses, the performance of each class will differ. Please see the section entitled “Fees and Expenses.”

No annual returns are provided for the Class R shares as that class had not yet commenced operations as of the date of this prospectus.

When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Munder Large-Cap Value Fund CLASS Y

TOTAL RETURN (%)

per calendar year

YTD through 9/30/07:	6.75%

Best Quarter:	16.79%	(quarter ended 6/30/03)
Worst Quarter:	(16.86)%	(quarter ended 9/30/02)

AVERAGE ANNUAL RETURNS

for periods ended December 31, 2006

	1 Year %	5 Years %	10 Years %	Since Inception %(1)
CLASS Y
Return Before Taxes	18.17	9.08	8.43	10.51
Return After Taxes on Distributions	16.25	8.49	6.99	8.89
Return After Taxes on Distributions and Sale of Fund Shares	13.67	7.75	6.71	8.51
Russell 1000 Value Index(2) (reflects no deductions for fees, expenses or taxes)	22.25	10.86	11.00	13.41

4

	1 Year %	5 Years %	10 Years %	Since Inception %(1)
CLASS A
Return Before Taxes	11.33	7.57	7.56	9.73
Russell 1000 Value Index(2) (reflects no deductions for fees, expenses or taxes)	22.25	10.86	11.00	13.23
CLASS B
Return Before Taxes	12.02	7.70	7.51	9.71
Russell 1000 Value Index(2) (reflects no deductions for fees, expenses or taxes)	22.25	10.86	11.00	13.23
CLASS C
Return Before Taxes	15.96	7.97	7.35	8.11
Russell 1000 Value Index(2) (reflects no deductions for fees, expenses or taxes)	22.25	10.86	11.00	12.08
CLASS K
Return Before Taxes	17.81	8.80	8.15	10.24
Russell 1000 Value Index(2) (reflects no deductions for fees, expenses or taxes)	22.25	10.86	11.00	13.41

(1)	The inception dates for the Class Y, Class A, Class B, Class C and Class K shares are 7/5/94, 8/8/94, 8/9/94, 12/5/95 and 7/5/94, respectively. The index returns from inception for Class Y, Class A, Class B, Class C and Class K shares are from 7/1/94, 8/1/94, 8/1/94, 12/1/95 and 7/1/94, respectively. No performance information is provided for Class R shares as that class commenced operations on 11/1/06 and does not have a full calendar year of performance.
(2)	The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies (the 1,000 largest companies in the Russell 3000 Index, an index representing approximately 98% of the U.S. equity market) with lower price-to-book ratios and lower forecasted growth rates.

Average annual returns reflect the imposition of the maximum front-end or contingent deferred sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class Y shares. The after-tax returns for the Class A, Class B, Class C, Class K and Class R shares will vary for those shown for the Class Y shares because, as noted above and set forth below in the section entitled “Fees and Expenses,” each class of shares has different sales charges, distribution fees and/or service fees, and expenses.

Historical information regarding the Fund, including prior names and benchmarks, is included in the Fund’s Statement of Additional Information.

5

FEES & EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

SHAREHOLDER FEES paid directly from your investment	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class R Shares		Class Y Shares
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)	5.5%(a)	None	None	None	None		None
Maximum Contingent Deferred Sales Charge (CDSC) (as a % of the lesser of original purchase price or redemption proceeds)	None(b)	5%(c)	1%(d)	None	None		None
Maximum Sales Charge (load) imposed on reinvested dividends	None	None	None	None	None		None
Redemption Fees	2%(e)	2%(e)	2%(e)	2%(e)	2%(e)		2%(e)
Exchange Fees	None	None	None	None	None		None

ANNUAL FUND OPERATING EXPENSES paid from Fund assets (as a % of net assets)	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class R Shares		Class Y Shares
Management Fees	0.74%	0.74%	0.74%	0.74%	0.74%		0.74%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.50%	(f)	0.00%
Non-12b-1 Service Plan Fees	0.00%	0.00%	0.00%	0.25%	0.00%		0.00%
Other Expenses	0.43%	0.43%	0.43%	0.43%	0.43%		0.43%
Acquired Fund Fees and Expenses (g)(h)	0.00%	0.00%	0.00%	0.00%	0.00%		0.00%

Total Annual Fund Operating Expenses including Acquired Fund Fees and Expenses (h)	1.42%	2.17%	2.17%	1.42%	1.67%		1.17%

(a)	The sales charge declines as the amount invested increases.
(b)	A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. If you redeem within one year of purchase Class A shares that were purchased with no initial sales charge as part of an investment of $1 million or more, a 1% CDSC may apply upon redemption.
(c)	The CDSC applies to redemptions of Class B shares within six years of purchase and declines over time.
(d)	The CDSC applies to redemptions of Class C shares within one year of purchase.
(e)	A short-term trading fee of 2% may be assessed on redemptions within 30 days of purchase. The short-term trading fee will not be assessed on accounts that are redeemed within the 30-day period because they do not meet the applicable account minimum or because the Fund is unable to verify an accountholder’s identity within a reasonable time after the account is opened.
(f)	The Fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class R shares that allows the Fund to use up to 1.00% of the average daily net assets attributable to Class R shares of the Fund to pay distribution and other fees in connection with the sale of its Class R shares. However, under the Fund’s Distribution Agreement, such fees are limited to payments at an annual rate equal to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.
(g)	Acquired Fund Fees and Expenses reflect the pro-rata portion of the fees and expenses charged by any underlying funds in which the Fund may invest, including money market funds and ETFs.
(h)	Acquired Fund Fees and Expenses are less than 0.01% of the average daily net assets of the Fund.

6

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A Shares	Class B Shares*		Class B Shares**		Class C Shares*	Class C Shares**	Class K Shares	Class R Shares	Class Y Shares
1 Year	$687	$720		$220		$320	$220	$145	$170	$119
3 Years	$975	$979		$679		$679	$679	$449	$526	$372
5 Years	$1,284	$1,364		$1,164		$1,164	$1,164	$776	$907	$644
10 Years	$2,158	$2,313	***	$2,313	***	$2,503	$2,503	$1,702	$1,976	$1,420

*	Assumes you sold your shares at the end of the time period.
**	Assumes you stayed in the Fund.
***	Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) of the Fund on the first business day of the month following the eighth anniversary of the issuance.

7

GLOSSARY

The Glossary explains certain terms used throughout this prospectus.

Convertible Securities are bonds or preferred stocks that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer the Fund a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

Depositary Receipts are U.S. dollar-denominated receipts representing shares of foreign-based corporations and Depositary Shares are shares issued under a deposit agreement representing shares of foreign-based corporations. American Depositary Receipts (ADRs) and American Depositary Shares (ADSs) are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out of the underlying foreign assets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are issued by European financial institutions. New York Registered Shares (NYRs), also known as Guilder Shares since most of the issuing companies are Dutch, are U.S. dollar-denominated certificates issued by foreign companies specifically for the U.S. market.

Equity Securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or may be unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Foreign Securities include direct investments in non-U.S. dollar-denominated securities that are traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers that are traded in the U.S. Foreign securities also include indirect investments such as ADRs, EDRs, ADSs and GDRs.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers’ acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. government securities.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

8

MORE ABOUT THE FUND

The following sections provide additional information about some of the Fund’s principal investment strategies and risks and describe certain other applicable investment strategies and risks of the Fund. The Fund may use other techniques and invest in other securities and is subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Fund’s principal investment strategies and principal risks please read the sections entitled “Goal and Principal Investment Strategies” and “Principal Risks” beginning on page 1 of this prospectus.

FURTHER INFORMATION

REGARDING THE FUND’S

PRINCIPAL INVESTMENT

STRATEGIES AND RISKS

FOREIGN SECURITIES

Foreign securities include direct investments in non-U.S. dollar-denominated securities that are traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers that are traded in the U.S. Foreign securities also include indirect investments such as ADRs, ADSs, EDRs and GDRs.

-	Investment Strategy

The Fund may invest up to 25% of its total assets in foreign securities.

-	Special Risks

Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

Direct investments in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

To the extent the Fund invests in foreign currency-denominated securities, fluctuations in currency exchange rates, which may be significant over short periods of time, will cause the Fund’s net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that the Fund is invested in foreign currency- denominated securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund’s net currency positions may expose it to risks independent of its securities positions.

9

OTHER INVESTMENT

STRATEGIES AND RISKS

BORROWING

-	Investment Strategy

The Fund may borrow from banks in an amount up to 33 1/ 3% of the Fund’s assets, including the amount borrowed. The Fund may also issue a note evidencing a temporary loan (i.e., one that must be repaid within 60 days), as long as it does not exceed 5% of the Fund’s total assets.

-	Special Risks

Borrowings by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund’s net asset value will decline in value by proportionately more than the decline in value of the securities.

DERIVATIVES

Derivative instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, and forward currency exchange contracts.

-	Investment Strategy

The Fund may, but is not required to, use derivative instruments for hedging (attempting to reduce risk by offsetting one investment position with another), for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. Hedging may relate to a specific investment, a group of investments, or a Fund’s portfolio as a whole. The Fund will not use derivatives for speculative purposes.

There can be no assurance that the Fund will use derivatives to hedge any particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful.

-	Special Risks

The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close

10

out certain hedged positions to avoid adverse tax consequences.

EXCHANGE-TRADED FUNDS (ETFs)

ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear its pro rata portion of the ETF’s expenses.

-	Investment Strategy

The Fund may purchase an ETF to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.

-	Special Risks

The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, the Fund may realize additional income gains or losses.

-	Investment Strategy

The Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 33 1/3% of the value of the Fund’s total assets (including the loan collateral).

-	Special Risks

The main risk when lending Fund securities is that, if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

SHORT-TERM TRADING

The historical portfolio turnover rates for the Fund are shown in the Financial Highlights.

-	Investment Strategy

The Fund may engage in short-term trading of portfolio securities which may increase the Fund’s turnover rates.

-	Special Risks

Trading costs and taxable distributions, which detract from the Fund’s performance, typically increase as the Fund’s portfolio turnover rate increases.

TEMPORARY AND DEFENSIVE INVESTING

The Fund may invest all or any portion of its assets in short-term obligations, such as U.S. government obligations, high-quality money market instruments, repurchase agreements with maturities of 13 months or less and exchange-traded funds.

-	Investment Strategy

The Fund may invest in short-term obligations, pending investment, in order to meet redemption requests or as a defensive measure in response to adverse market or economic conditions.

-	Special Risks

The Fund may not achieve its investment objective when its assets are invested in short-term obligations.

11

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS

A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

-	Special Risks

Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

PUBLICATION OF PORTFOLIO HOLDINGS

The Fund publishes a complete list of its portfolio holdings as of the end of each calendar month not earlier than 30 days after the end of such month on the Munder Funds website (www.munder.com) under the “All Holdings” link on the Fund’s Profile Page. The three most recent previously published month-end portfolio holdings lists can be accessed through the “Historical All Holdings” link on the Fund’s Profile Page. The Fund may also publish other information on the Fund’s Profile Page relating to its portfolio holdings (e.g., top ten holdings, sector information and other portfolio characteristic data) as of the end of the calendar month not earlier than 15 days after the end of such month. A description of the Fund’s policies and procedures with respect to the disclosure of information regarding the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

YOUR INVESTMENT

PURCHASING SHARES

You may purchase Class A shares of the Fund at the net asset value (NAV) next determined after your purchase order is received in proper form, plus any applicable sales charge.

You may purchase Class B, Class C, Class K, Class R or Class Y shares of the Fund at the NAV next determined after your purchase order is received in proper form.

Class B, Class K, Class R and Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding eligibility requirements.

Broker-dealers or financial intermediaries (other than the Fund’s distributor) may charge you additional fees for shares you purchase through them.

12

For information regarding policies and procedures associated with purchasing shares of the Fund, including minimum investment requirements, please see the Shareholder Guide.

EXCHANGING SHARES

You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs.

For information regarding policies and procedures associated with exchanging shares, please see the Shareholder Guide.

REDEEMING SHARES

You may redeem shares at the NAV next determined after your redemption request is received in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC) and/or short-term trading fee.

For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the Shareholder Guide.

SHARE CLASS SELECTION

The Fund offers Class A, Class B, Class C, Class K, Class R and Class Y shares through this prospectus. A summary comparison of the various classes appears in the table below. Please see the Shareholder Guide for more information regarding each class of shares.

Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase, the intended length of your investment and your eligibility to purchase those shares. In estimating the costs of investing in a particular class of shares, you should consider both ongoing annual expenses, including applicable Rule 12b-1 distribution and service fees and/or other service fees as described in the section entitled “Distribution and Service Fees,” and any initial sales charge or CDSC.

13

Class A Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement or education savings plan.

Initial Sales Charge	Up to 5.50% (reduced for purchases of $25,000 or more, and eliminated for purchases of $1 million or more and certain categories of investors).

Contingent Deferred Sales Charge	None (except that a 1.00% charge applies on certain redemptions made within one year of a $1 million investment for which no sales charge was paid).

Distribution and/or Service Fees	Rule 12b-1 fees of 0.25% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	None

Conversion Feature	None

Class B Shares

Purchase Availability	Available to a limited group of investors for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge	Starts at 5.00% and declines to 0% six years after purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	$50,000

Conversion Feature	Automatic conversion to Class A shares on the first business day of the month following the eighth anniversary of issuance, reducing future annual expenses.*
Class C Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge	1.00% on redemptions made within one year of purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	$1 million

Conversion Feature	None

Class K Shares
Purchase Availability	Available only through selected financial institutions. Not available for direct investment in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Service fees of 0.25% annually.

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	None

*	Please see the Statement of Additional Information for information regarding the conversion feature for Class B shares purchased prior to June 16, 2003.

14

Class R Shares
Purchase Availability	May only be purchased through employer-sponsored retirement plans or other similar programs through which group-level investments are made in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Rule 12b-1 fees of 0.50% annually.

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	None
Class Y Shares
Purchase Availability	Available only to institutional investors, investors purchasing through financial intermediaries, investors purchasing through retirement plans that meet certain conditions, and investors with specific relationships with Munder Capital Management or the Munder Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	None

Initial Purchase Minimum	$1 million (reduced or eliminated for certain categories of investors).

Purchase Maximum	None

Conversion Feature	None

15

APPLICABLE SALES CHARGES

Access to the following information is available through the Munder Funds website at www.munder.com under the “Sales Charges and Fees” link on the Fund’s Profile Page.

FRONT-END SALES CHARGE - CLASS A SHARES

You can purchase Class A shares at the offering price, which is the NAV plus an initial sales charge. Shares purchased through reinvestment of distributions are not subject to a sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are as follows:

	Sales Charge* as a Percentage of
	Offering Price %		Net Amount Invested %
Less than $25,000	5.50		5.82
$25,000 but less than $50,000	5.25		5.54
$50,000 but less than $100,000	4.50		4.71
$100,000 but less than $250,000	3.50		3.63
$250,000 but less than $500,000	2.50		2.56
$500,000 but less than $1,000,000	1.50		1.52
$1,000,000 or more	None	**	None	**

*	Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.
**	No initial sales charge applies on investments of $1 million or more; however, a CDSC of 1% is imposed on certain redemptions within one year of purchase.

SALES CHARGE WAIVERS AND REDUCTIONS - CLASS A SHARES

General

We will waive the initial sales charge on Class A shares for the following types of purchasers:

1.    investors that have an investment account with the Fund’s investment advisor;

2.    full-time employees and retired employees of the Fund’s investment advisor or its affiliates, employees of the Fund’s service providers, and immediate family members of the foregoing persons;

3.    registered broker-dealers, financial intermediaries, or their that have entered into selling agreements with the Fund’s distributor, if the shares are (a) purchased for their own accounts, (b) purchased for retirement plans of their employees or (c) sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;

4.    qualified employee benefit plans, employer-sponsored retirement plans and other employer-sponsored plans or accounts that meet certain criteria established by the Funds;

5.    individuals who reinvest distributions from a qualified retirement plan managed by the Fund’s investment advisor;

6.    individuals who reinvest the proceeds of redemptions from Class K or Class Y

16

shares of another Munder Fund within 60 days of redemption;

7.    banks, trust companies and other financial institutions that trade for the accounts of their clients through the NSCC’s Trust Fund/SERV system;

8.    fee-based financial intermediaries or employee benefit plan consultants acting for the accounts of their clients; and

9.    qualified education savings plans established in accordance with Section 529 of the Internal Revenue Code.

You should inform the Funds or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies. The Funds or your broker or other financial intermediary may request additional information in order to verify your eligibility for the waiver.

For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions

You may qualify for reduced sales charges in the following cases:

Letter of Intent

If, over a 13-month period, you intend to purchase Class A shares of one or more Munder Funds that, in the aggregate, will total over $25,000, we will apply a sales charge to each of your purchases based on the aggregate level of investment. Sales charge reductions for Equity Funds (except the Index 500 Fund) begin when aggregate investments exceed $25,000. For the Index 500 Fund and all other Munder Funds, sales charge reductions begin when aggregate investments exceed $100,000.

To qualify, you must complete the Letter of Intent section of your Account Application or contact your broker or financial intermediary. By doing so, you indicate your non-binding intent to invest a certain amount over a 13-month period. Any sales charge on Class A shares you purchase during the 13 months will then be based on the total amount specified in your Letter of Intent. You can apply the market value of any class of shares of non-money market Munder Funds you own at the time you establish your Letter of Intent toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid on purchasing any such eligible shares). You should inform the Funds that you have a Letter of Intent each time you make an investment.

Although you are not obligated to purchase the amount specified in your Letter of Intent, if you purchase less than the amount specified, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made.

Right of Accumulation

For purposes of calculating the sales charge applicable at the time of a Class A shares purchase, an individual shareholder may combine certain holdings and purchases, as described below. You may add to the amount of your purchase the market value of any class of shares of non-money market Munder Funds (regardless of the amount of any sales charge paid on such shares) already owned by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. When calculating the sales charge, you may also combine purchases of any class of shares of non-money market Munder Funds that are made by you, your spouse (or domestic partner if recognized by law in your state

17

of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary.

If you purchase shares directly from the Munder Funds, you should notify us to ensure you receive the proper reduction. If you purchase shares through a broker or other financial intermediary, you should consult with your broker or financial intermediary prior to making a purchase.

Additional Information

In order to obtain a sales charge reduction under a Letter of Intent or Right of Accumulation, you should inform the Funds or your broker or other financial intermediary at the time of purchase of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales charge reduction. You also may need to provide the Funds or your broker or other financial intermediary information such as account statements in order to verify your eligibility for the sales charge reduction. This may include, if applicable, information or records regarding:

-	shares of the Munder Fund(s) held in all accounts you may have with a broker or another financial intermediary; and
-	shares of the Munder Fund(s) held at any financial intermediary in accounts of family members, such as your spouse or minor children.

For further information on sales charge reductions, call (800) 438-5789.

CDSCs

You are subject to a CDSC when you redeem:

-	Class A shares purchased within one year of redemption as part of an investment of $1 million or more if a sales commission was paid at the time of investment;
-	Class B shares within six years of buying them; or
-	Class C shares within one year of buying them.

These time periods include the time you held Class A, Class B or Class C shares of another Munder Fund which you may have exchanged for Class A, Class B or Class C shares of the Large-Cap Value Fund.

The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC.

The CDSC for Class A shares and Class C shares, if applicable, is 1.00%.

The CDSC schedule for Class B shares is set forth below.

Redemption	CDSC
Within One Year of Purchase	5.00%
Within Two Years of Purchase	4.00%
Within Three Years of Purchase	3.00%
Within Four Years of Purchase	3.00%
Within Five Years of Purchase	2.00%
Within Six Years of Purchase	1.00%
More than Six Years After Purchase	0.00%

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 per share (for a total cost of $10,000). Three and one-half years later, assume the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes

18

one redemption of 500 shares (resulting in proceeds of $6,000, i.e., 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate for redemptions made within four years of purchase).

CDSC WAIVERS

We will waive any otherwise applicable CDSC payable upon redemptions of Class B or Class C shares for:

-	redemptions made within one year after the death or permanent disability (as defined by the Social Security Administration) of a named owner in the account registration;
-	minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2; and
-

(Class B shares only) redemptions through a Systematic Withdrawal Plan (SWP) of up to 10% per year of an account’s NAV. For example, if your balance at the time a SWP is established is $12,000, you may establish a $100 monthly or $300 quarterly (or $1,200 annual for IRA or 403(b) accounts) SWP without being subject to a CDSC for the year. For more information about enrolling in a SWP, please see the Shareholder Guide.

Other waivers of the CDSC on Class B or Class C shares may apply. Please see the Fund’s Statement of Additional Information or call (800) 438-5789 for more details.

DISTRIBUTION AND SERVICE FEES

DISTRIBUTION AND SERVICE PLAN FEES

The Fund has a Distribution and Service Plan with respect to its Class A, Class B, Class C, Class K and Class R shares. The Plan allows the Fund to pay distribution and other fees for the sale of Class A, Class B, Class C and Class R shares and for services provided to shareholders of Class A, Class B, Class C, Class K and Class R shares.

Payments made under the Plan by Class A, Class B, Class C and Class R shares, but not payments made under the Plan by Class K shares, are made pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Fund may pay up to 0.25% of the average daily net assets of the Fund attributable to Class A, Class B, Class C, Class K and Class R shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.75% of the average daily net assets of the Fund attributable to Class B, Class C and Class R shares to finance activities relating to the distribution of those shares. However, under the Fund’s Distribution Agreement, the distribution and service fees payable with respect to the Class R shares are

19

limited to payments at an annual rate equal to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.

Because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A, Class B, Class C, Class K and Class R shares of the Fund, and may cost you more than paying other types of sales charges.

OTHER PAYMENTS TO THIRD PARTIES

In addition to paying fees under the Fund’s Distribution and Service Plan, the Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor, for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Fund’s advisor or distributor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund, including affiliates of the advisor. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service and other fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Fund’s advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

In addition, while the Fund’s distributor typically pays to intermediaries most of the front-end sales charge applicable to sales of Fund shares by such intermediaries, the Fund’s distributor may on occasion pay the entire front-end sales charge to such intermediaries. For more information regarding these arrangements, please read “Additional Compensation Paid to Intermediaries” in the Statement of Additional Information.

From time to time, the Fund’s advisor or distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

20

VALUING FUND SHARES

The Fund’s NAV is calculated each day on which the New York Stock Exchange (NYSE) is open. The NAV per share is the value of a single Fund share. The Fund calculates NAV separately for each class. NAV is calculated by:

(1)	taking the total value of the Fund’s assets allocated to a particular class of shares,
(2)	subtracting the liabilities and expenses charged to that class, and
(3)	dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the Fund will accelerate its NAV calculation and transaction deadlines to that time.

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Because foreign markets may be open at different times and on different days than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell their shares. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. (Eastern Time).

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation should a significant event occur subsequent to the close of the foreign securities exchanges.

21

The Fund may also fair value its foreign securities when a particular foreign market is closed but the Fund is open. This policy is intended to assure the Fund’s NAV appropriately reflects securities’ values at the time of pricing.

Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country specific information. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

In accordance with procedures established by the Board of Trustees to fair value the Fund’s securities, the advisor has established a pricing committee to serve as its formal oversight body for the valuation of the Fund’s securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees of the Fund at the next regularly scheduled quarterly meeting of the Board.

DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund’s net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund declares and pays dividend distributions, if any, quarterly.

The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital, generally a non-taxable distribution to the extent of (and in reduction of) a shareholder’s basis in the Fund. You should treat any such distribution in excess of your basis in your shares as gain from a sale or exchange of the shares.

The Fund will generally pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application or notify the Fund by calling (800) 438-5789.

22

Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Current law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on certain corporate stock. A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. The lower tax rates on long-term capital gains and qualifying dividends are currently scheduled to expire after 2010.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES OR EXCHANGES

If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you may, subject to certain restrictions, recognize a taxable loss on the sale of shares of the Fund.

23

FEDERAL TAX CONSIDERATIONS

OTHER CONSIDERATIONS

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

Founded in 1985, Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009, is the investment advisor of the Fund. As of June 30, 2007, MCM had approximately $29.6 billion in assets under management, made up of $12.3 billion in actively managed equity securities, $5.6 billion in fixed income securities and $11.7 billion in cash management assets.

MCM provides overall investment management for the Fund, and research and credit analysis concerning the Fund’s portfolio securities and is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended June 30, 2007, the Fund paid an advisory fee at an annual rate of 0.74% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund is available in the Fund’s Annual Report dated June 30, 2007.

PORTFOLIO MANAGEMENT TEAM

A team of professionals employed by MCM makes investment decisions for the Fund. The team consists of John F. Kreiter and Joseph W. Skornicka. Messrs. Kreiter and Skornicka identify potential investments then jointly make final investment decisions for the Fund. Mr. Skornicka, however, has final authority on investment decisions for the Fund.

John F. Kreiter, CFA, Senior Portfolio Manager, has been a member of the Fund’s portfolio management team since 2001. Mr. Kreiter has also been a member of the portfolio management teams for the Munder Energy Fund since 2003 and the Munder Mid-Cap Value Fund since that fund’s inception in September 2007, and is a member of the portfolio management teams for MCM’s large-cap value and core value investment disciplines, assisting with portfolio strategy and administration. From 1995 to 2001, Mr. Kreiter worked in equity research at MCM.

Joseph W. Skornicka, CFA, Senior Portfolio Manager, has been a member of the Fund’s portfolio management team since 2004. Mr. Skornicka has also been a member of the portfolio management teams for the Munder Asset Allocation Fund—Balanced since 2006 and the

24

Munder Mid-Cap Value Fund since that fund’s inception in September 2007. He is also a member of the team responsible for managing the large-capitalization value and core value investment disciplines at MCM, and provides idea generation and research support in the financials sector for other equity disciplines at MCM. Mr. Skornicka rejoined MCM in November 2004, having previously been a senior equity analyst specializing in financial services at MCM from 1995 to 2001. He was a vice president and portfolio manager at INVESCO—Denver from 2001 to 2004.

Additional information about the compensation of members of the portfolio management team, other accounts managed by these individuals, and their ownership of securities in the Fund is available in the Fund’s Statement of Additional Information.

25

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past 5 years or, if shorter, the period of operations of the class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. Our website, www.munder.com, contains the Fund’s most recent annual and semi-annual reports. You may also obtain the annual and semi-annual reports and Statement of Additional Information without charge by calling (800) 438-5789.

LARGE-CAP VALUE FUND(a) (CLASS A)	Year Ended 6/30/07(b) Class A	Year Ended 6/30/06(b) Class A	Year Ended 6/30/05(b) Class A	Year Ended 6/30/04(b) Class A	Year Ended 6/30/03(b) Class A
Net asset value, beginning of period	$15.89	$14.89	$13.21	$10.98	$11.42

Income/(loss) from investment operations:
Net investment income/(loss)	0.15	0.11	0.08	0.06	0.07
Net realized and unrealized gain/(loss) on investments	2.83	1.37	1.67	2.23	(0.44)

Total from investment operations	2.98	1.48	1.75	2.29	(0.37)

Less distributions:
Dividends from net investment income	(0.15)	(0.11)	(0.07)	(0.06)	(0.07)
Distributions from net realized gains	(1.44)	(0.37)	—	—	—
Distributions from capital	—	—	—	—	(0.00	)(c)

Total distributions	(1.59)	(0.48)	(0.07)	(0.06)	(0.07)

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$17.28	$15.89	$14.89	$13.21	$10.98

Total return (d)	19.84%	10.08%	13.27%	20.86%	(3.16)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$17,170	$12,754	$8,532	$6,259	$5,675
Ratio of operating expenses to average net assets	1.42%	1.43%	1.48%	1.47%	1.35%
Ratio of net investment income to average net assets	0.91%	0.72%	0.58%	0.52%	0.71%
Portfolio turnover rate	47%	48%	47%	31%	30%
Ratio of operating expenses to average net assets without expense waivers	1.42%	1.43%	1.48%	1.47%	1.35%

(a)	The Munder Large-Cap Value Fund Class A Shares commenced operations on August 8, 1994.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

26

LARGE-CAP VALUE FUND(a) (CLASS B)	Year Ended 6/30/07(b) Class B	Year Ended 6/30/06(b) Class B	Year Ended 6/30/05(b) Class B	Year Ended 6/30/04(b) Class B	Year Ended 6/30/03(b) Class B
Net asset value, beginning of period	$15.56	$14.62	$13.02	$10.84	$11.29

Income/(loss) from investment operations:
Net investment gain/(loss)	0.02	(0.02)	(0.02)	(0.03)	(0.01)
Net realized and unrealized gain/(loss) on investments	2.77	1.36	1.63	2.21	(0.44)

Total from investment operations	2.79	1.34	1.61	2.18	(0.45)

Less distributions:
Dividends from net investment income	(0.05)	(0.03)	(0.01)	—	(0.00	)(c)
Distributions from net realized gains	(1.44)	(0.37)	—	—	—
Distributions from capital	—	—	—	—	(0.00	)(c)

Total distributions	(1.49)	(0.40)	(0.01)	—	(0.00	)(c)

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$16.86	$15.56	$14.62	$13.02	$10.84

Total return (d)	18.94%	9.30%	12.37%	20.11%	(3.98)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,366	$3,641	$8,346	$9,948	$9,119
Ratio of operating expenses to average net assets	2.17%	2.18%	2.23%	2.22%	2.10%
Ratio of net investment loss to average net assets	0.15%	(0.13)%	(0.18)%	(0.23)%	(0.04)%
Portfolio turnover rate	47%	48%	47%	31%	30%
Ratio of operating expenses to average net assets without expense waivers	2.17%	2.18%	2.23%	2.22%	2.10%

(a)	The Munder Large-Cap Value Fund Class B Shares commenced operations on August 9, 1994.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

27

LARGE-CAP VALUE FUND(a) (CLASS C)	Year Ended 6/30/07(b) Class C	Year Ended 6/30/06(b) Class C	Year Ended 6/30/05(b) Class C	Year Ended 6/30/04(b) Class C	Year Ended 6/30/03(b) Class C
Net asset value, beginning of period	$15.55	$14.61	$13.01	$10.84	$11.28

Income/(loss) from investment operations:
Net investment income/(loss)	0.03	(0.01)	(0.02)	(0.03)	(0.01)
Net realized and unrealized gain/(loss) on investments	2.76	1.35	1.63	2.20	(0.43)

Total from investment operations	2.79	1.34	1.61	2.17	(0.44)

Less distributions:
Dividends from net investment income	(0.05)	(0.03)	(0.01)	—	(0.00	)(c)
Distributions from net realized gains	(1.44)	(0.37)	—	—	—
Distributions from capital	—	—	—	—	(0.00	)(c)

Total distributions	(1.49)	(0.40)	(0.01)	—	(0.00	)(c)

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$16.85	$15.55	$14.61	$13.01	$10.84

Total return (d)	18.95%	9.31%	12.38%	20.02%	(3.89)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,719	$2,993	$3,214	$3,257	$2,817
Ratio of operating expenses to average net assets	2.17%	2.18%	2.23%	2.22%	2.10%
Ratio of net investment loss to average net assets	0.16%	(0.07)%	(0.18)%	(0.23)%	(0.04)%
Portfolio turnover rate	47%	48%	47%	31%	30%
Ratio of operating expenses to average net assets without expense waivers	2.17%	2.18%	2.23%	2.22%	2.10%

(a)	The Munder Large-Cap Value Fund Class C Shares commenced operations on December 5, 1995.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

28

LARGE-CAP VALUE FUND(a) (CLASS K)	Year Ended 6/30/07(b) Class K	Year Ended 6/30/06(b) Class K	Year Ended 6/30/05(b) Class K	Year Ended 6/30/04(b) Class K	Year Ended 6/30/03(b) Class K
Net asset value, beginning of period	$15.90	$14.90	$13.22	$10.98	$11.43

Income/(loss) from investment operations:
Net investment income	0.15	0.10	0.08	0.06	0.07
Net realized and unrealized gain/(loss) on investments	2.84	1.38	1.67	2.24	(0.45)

Total from investment operations	2.99	1.48	1.75	2.30	(0.38)

Less distributions:
Dividends from net investment income	(0.15)	(0.11)	(0.07)	(0.06)	(0.07)
Distributions from net realized gains	(1.44)	(0.37)	—	—	—
Distributions from capital	—	—	—	—	(0.00	)(c)

Total distributions	(1.59)	(0.48)	(0.07)	(0.06)	(0.07)

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$17.30	$15.90	$14.90	$13.22	$10.98

Total return (d)	19.89%	10.07%	13.26%	20.96%	(3.25)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$32,509	$36,309	$30,709	$39,063	$47,087
Ratio of operating expenses to average net assets	1.42%	1.43%	1.48%	1.47%	1.35%
Ratio of net investment income to average net assets	0.90%	0.68%	0.59%	0.52%	0.71%
Portfolio turnover rate	47%	48%	47%	31%	30%
Ratio of operating expenses to average net assets without expense waivers	1.42%	1.43%	1.48%	1.47%	1.35%

(a)	The Munder Large-Cap Value Fund Class K Shares commenced operations on July 5, 1994.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated.

29

LARGE-CAP VALUE FUND(a) (CLASS R)	Period Ended 6/30/07(b) Class R
Net asset value, beginning of period	$15.99

Income/(loss) from investment operations:
Net investment income	0.09
Net realized and unrealized gain/(loss) on investments	1.71

Total from investment operations	1.80

Less distributions:
Dividends from net investment income	(0.11)
Distributions from net realized gains	(0.41)

Total distributions	(0.52)

Short-term trading fees	0.00	(c)

Net asset value, end of period	$17.27

Total return (d)	11.43%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7
Ratio of operating expenses to average net assets	1.67	%(e)
Ratio of net investment income to average net assets	0.80	%(e)
Portfolio turnover rate	47%
Ratio of operating expenses to average net assets without expense waivers	1.67	%(e)

(a)	The Munder Large-Cap Value Fund Class R Shares commenced operations on November 1, 2006.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated.
(e)	Annualized.

30

LARGE-CAP VALUE FUND(a) (CLASS Y)	Year Ended 6/30/07(b) Class Y	Year Ended 6/30/06(b) Class Y	Year Ended 6/30/05(b) Class Y	Year Ended 6/30/04(b) Class Y	Year Ended 6/30/03(b) Class Y
Net asset value, beginning of period	$15.92	$14.91	$13.23	$10.99	$11.43

Income/(loss) from investment operations:
Net investment income	0.19	0.15	0.12	0.09	0.10
Net realized and unrealized gain/(loss) on investments	2.84	1.37	1.67	2.24	(0.44)

Total from investment operations	3.03	1.52	1.79	2.33	(0.34)

Less distributions:
Dividends from net investment income	(0.19)	(0.14)	(0.11)	(0.09)	(0.10)
Distributions from net realized gains	(1.44)	(0.37)	—	—	—
Distributions from capital	—	—	—	—	(0.00	)(c)

Total distributions	(1.63)	(0.51)	(0.11)	(0.09)	(0.10)

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$17.32	$15.92	$14.91	$13.23	$10.99

Total return (d)	20.16%	10.34%	13.53%	21.24%	(2.92)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$71,809	$59,414	$52,409	$31,977	$27,033
Ratio of operating expenses to average net assets	1.17%	1.18%	1.23%	1.22%	1.10%
Ratio of net investment income to average net assets	1.16%	0.94%	0.83%	0.77%	0.96%
Portfolio turnover rate	47%	48%	47%	31%	30%
Ratio of operating expenses to average net assets without expense waivers	1.17%	1.18%	1.23%	1.22%	1.10%

(a)	The Munder Large-Cap Value Fund Class Y Shares commenced operations on July 5, 1994.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated.

31

SHAREHOLDER GUIDE

Dated October 31, 2007

The Shareholder Guide provides information regarding the purchase, redemption and exchange of shares of the Munder Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Munder Funds Class A, B, C, I, K, R & Y shares Prospectuses dated October 31, 2007. Not all Funds offer all classes of shares.

HOW TO REACH THE FUNDS

CONTACT SHAREHOLDER SERVICES

For account inquiries or information, literature, forms, etc.:

By telephone:

1-800-438-5789

By mail:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

By overnight delivery:	The Munder Funds

101 Sabin Street Pawtucket, RI 02860

For other inquiries or complaints:

By telephone:

1-800-468-6337

By mail:

The Munder Funds

Attn: Secretary

480 Pierce St. Birmingham, MI 48009

By e-mail:	fundcontact@munder.com

PURCHASE INFORMATION

WHO MAY PURCHASE SHARES

Class A & Class C Shares

All investors are eligible to purchase Class A or Class C shares.

Class B Shares

Class B Shares of the Munder Funds are available for purchase only as follows:

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B shares of a Munder Fund in additional Class B shares of that Fund;

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase Class B shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a

S - 1

trust for which the existing registered owner is the trustee or beneficiary;
-

401(k) retirement plans (and other similar group retirement plans) that offered Class B shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B shares of that Munder Fund and may purchase additional Class B shares of that Fund in existing participant accounts;

-

401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B shares of a Munder Fund as an investment option, may open participant accounts in Class B shares of that Fund; and

-

Any client or customer of a broker, financial intermediary or other financial institution that (i) received a sales presentation within the six months prior to February 28, 2007 that included Class B shares of one or more Munder Funds as an investment option and (ii) was identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B shares of a Munder Fund may purchase Class B shares.

If all Class B shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in this Shareholder Guide, then the shareholder’s account will be closed. Such former holders of Class B shares will not be able to buy additional Class B shares or reopen a Class B shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in this Shareholder Guide.

The Munder Funds reserve the right to revise the scope of the limited offering described above or to change these policies at any time.

Class K Shares

Customers (and their immediate family members) of banks and other institutions that have entered into agreements with the Funds to provide shareholder services for Class K shareholders may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. Financial institutions (or their nominees) acting on behalf of their customers, will normally be the holders of record of Fund shares and will reflect their customers’ beneficial ownership of shares in the account statements provided by them to their customers.

The Funds may refuse any purchase orders from ineligible investors who select Class K shares.

Class R Shares

Investors may purchase Class R shares only through participation in certain programs where program-level or omnibus accounts are held on the books of the Funds, including without limitation:

-	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit

S - 2

sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans; and
-	Managed account programs sponsored by a broker-dealer, registered investment adviser or bank trust department.

The Funds may refuse any purchase orders from ineligible investors who select Class R shares.

Class Y Shares

Only the following investors may purchase Class Y shares:

-

institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; and investment companies);

-	investment advisors, broker-dealers and other financial intermediaries acting for their own accounts or for the accounts of their clients;
-	Trustees and officers of the Munder Funds and their immediate family members;
-	employees and retired employees of the Funds’ investment advisor;
-	Munder Capital Management’s investment advisory clients; and
-	immediate family members of employees of the Funds’ investment advisor.

The Funds may refuse any purchase orders from ineligible investors who select Class Y shares.

Class I Shares

Individual investors and institutional investors may purchase Class I shares.

METHODS FOR PURCHASING SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Intermediary and/or Financial Institution

Any broker, financial intermediary or other financial institution authorized by the Munder Funds or the Funds’ distributor can sell you shares of the Funds. Please note that brokers, financial intermediaries or other financial institutions may charge you fees in connection with purchases of shares. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail

For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

You must also specify the Fund and class of shares you wish to purchase on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase may be refused or you may be invested in Class A shares, if offered.

S - 3

For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for the amount of your investment to the address listed above. We reserve the right to refuse investments of less than $50 and any form of payment, including without limitation cash, temporary checks, credit cards or third-party checks.

By Wire

For new accounts, you must complete, sign and mail an Account Application to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below. To obtain an Account Application, your account number or more information, call (800) 438-5789.

Wire Instructions

Bank ABA/Routing #: 031000053

Bank Account Number: 8606905396

Bank Account Name: The Munder Funds

RFB: (Fund Name and Class)

OBI: (Your Name and Acct #)

You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer (EFT)

For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Account Application with the Banking Information section completed and you must not decline your EFT purchase privilege. Once your account has been established, you can make investments by EFT.

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or visit www.munder.com to establish an Internet login and password for online transactions.

Please note that EFT transactions usually require two days to complete.

Through the Automatic Investment Plan (AIP)

Under an AIP, you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP without notice if your bank account has insufficient funds at the time of a scheduled deduction or for any other reason on 30 days’ written notice to you.

POLICIES FOR PURCHASING SHARES

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial

S - 4

institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

-	Name;

-	Date of birth (for individuals);

-	Residential or business street address (although post office boxes are still permitted for mailing); and

-	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, we may restrict your ability to purchase additional shares of a Fund until your identity is verified. We may also close your account or take other appropriate action if we are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed (less any applicable CDSC). In addition, you will not be entitled to recoup from the Funds any sales charges paid in connection with your purchase of Fund shares. Any otherwise applicable short-term trading fee will not, however, be assessed on accounts that are closed for this reason.

Investment Minimums

(Class A, B & C Shares)

With respect to any Class A, B or C shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class A, Class B and Class C shares is $2,500 per Fund for all accounts, with the following exceptions. The minimum initial investment for all types of Individual Retirement Accounts (IRAs), Education Savings Accounts (ESAs), 403(b), Uniform Gifts to Minors Act (UGMA) and Uniform Transfer to Minors Act (UTMA) accounts is $500. Subsequent investments of less than $50 per Fund for all account types may be refused. If you use the Automatic Investment Plan (AIP), the minimum initial and subsequent investment per Fund is $50.

Investment minimums do not apply to purchases made through eligible retirement plans (or similar group accounts) or eligible wrap-fee programs (or similar programs). For this purpose, “eligible

S - 5

retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees. “Eligible wrap-fee and similar programs” are those which have been approved by an officer of the Fund.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

If you wish to invest more than $50,000, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A or Class C shares. If you wish to invest more than $1 million, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A shares.

Investment Minimums

(Class K & R Shares)

There is no minimum initial or subsequent investment for Class K or Class R shares.

Investment Minimums (Class Y Shares)

With respect to any Class Y shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class Y shares is $1 million per Fund for each Class Y shares account.

A reduced initial investment minimum of $2,500 applies to investments made by clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds.

Investment minimums do not apply to purchases made through eligible retirement plans or similar group accounts. For this purpose, “eligible retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees.

Investment minimums do not apply to clients in wrap-fee programs or other asset-based advisory fee programs, where the sponsor has entered into a written agreement with the Funds to offer Class Y shares through the applicable program.

S - 6

Investment minimums do not apply to investments made by Trustees or officers of the Munder Funds or their immediate family members, employees of Munder Capital Management or their immediate family members, retired officers or employees of Munder Capital Management, or investment advisory clients of Munder Capital Management.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

Investment Minimums (Class I Shares)

Except as provided below, the minimum initial investment for Class I shares is $2 million per Fund for each Class I shares account.

Investment minimums do not apply to accounts held through an intermediary that maintains aggregate assets on behalf of its clients in a Fund equivalent to $10 million or greater and an average account size in the Fund equivalent to $200,000 or greater.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Accounts Below Minimums

For each account that you own, if your investment in Class A, Class B or Class C shares of a Fund does not meet the applicable account minimum, or you cease AIP contributions before reaching the applicable account minimum, you may increase your balance to that level (either by a single investment or through the AIP) or that Fund account may be charged a quarterly servicing fee of $6.

Exemptions from this fee apply to accounts held through brokers, financial intermediaries and other financial institutions that hold shares in street name or omnibus positions or through registered securities clearing agents.

To the extent feasible, we may waive low account balance fees on Class A or Class B shares accounts that do not meet the applicable amount minimum as a result of the par conversion of a Class B shares account to a Class A shares account. In addition, we reserve the right, in our sole discretion, to waive the imposition of this fee.

We further reserve the right, upon 30 days’ advance written notice, to redeem your Class A, Class B or Class C shares account (and forward the redemption proceeds to you) if its value is below the applicable minimum or to redeem your Class Y shares account if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice. Any otherwise applicable contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 30 days of your purchase.

Timing of Orders

Purchase orders must be received by the Funds or an authorized agent of the Funds, such as the Funds’ distributor or transfer agent, authorized dealer or third-party

S - 7

administrator, or other authorized financial intermediary, before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day’s NAV. Purchase orders received after that time will be accepted as of the next business day and will receive the NAV for the next business day.

REDEMPTION INFORMATION

METHODS FOR REDEEMING SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone

If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Funds must receive a redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet

If you did not decline the online redemption privilege on your Account Application and you have established an internet Personal

S - 8

Identification Number (PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

As with redemptions by telephone, the Funds must receive an online redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make internet redemptions from an IRA, ESA or 403(b) account.

Through the Systematic Withdrawal Plan (SWP)

If you have an account value of $5,000 or more in a Fund, you may redeem Class A, Class B or Class C shares on a monthly or quarterly basis. For IRA or 403(b) accounts, you may make redemptions on a monthly, quarterly or annual basis. In either case, the minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds. You may change or cancel a SWP at any time upon notice to the Funds. If you pay a sales charge on the purchase of Class A shares, you should not participate in a SWP. In addition, any applicable CDSC will be charged upon redemption of Class A, Class B or Class C shares.

By Writing a Check

Free checkwriting is available to Class A and Class Y shareholders of the Taxable Income Funds (other than the International Bond Fund), Tax-Free Income Funds and Money Market Funds who complete a Checkwriting Authorization Form and return it to us. Checks that are written in amounts less than $500 may be refused. You may not close a Fund account by writing a check. We may change or terminate this program on 30 days’ advance written notice to you.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent

In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). Please call (800) 438-5789 to determine the requirements for providing other instructions.

If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these methods.

Short-Term Trading Fee

A short-term trading fee may apply to redemptions of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

S - 9

Medallion Signature Guarantee

For your protection, a medallion signature guarantee is required for the following Class A, Class B and Class C redemption requests:

-	redemption proceeds greater than $50,000;
-	redemption proceeds not being made payable to the record owner of the account;
-	redemption proceeds not being mailed to the address of record on the account;
-	redemption proceeds being mailed to address of record that has changed within the last 30 days;
-	redemption proceeds being transferred to another Munder Fund account with a different registration;
-	change in ownership or registration of the account; or
-	changes to banking information without a voided check being supplied.

We reserve the right to require a medallion signature guarantee for other types of redemption requests, including Class K, Class R or Class Y share redemptions.

When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Financial Institutions

Shares held through a financial institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties

During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.

EXCHANGE INFORMATION

METHODS FOR EXCHANGING SHARES

Shareholders may exchange Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

S - 10

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration. All exchange requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

By Telephone

If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

By Internet

If you did not decline the online exchange privilege on your Account Application and you have established an internet Personal Identification Number (PIN), you may exchange shares by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

POLICIES FOR EXCHANGING SHARES

-	You may exchange your Fund shares for shares of the same class of other Munder Funds (if offered) based on their relative NAVs.

-

If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange. When Class A shares of a Munder Fund that were issued without the imposition of a sales charge are exchanged for Class A shares of another Munder Fund, you must pay any applicable sales charge at the time of the exchange unless you otherwise qualify for a waiver of the sales charge.

-

Class A shares of a money market fund that (1) were acquired through the use of the exchange privilege and (2) can be traced back to a purchase of one or more Munder Funds for which a sales charge was paid, may be exchanged for Class A shares of a Fund at NAV.

-	Class A, Class B and Class C shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

-	You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

-	A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

S - 11

-

Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker, financial intermediary or other financial institution or by calling the Munder Funds at (800) 438-5789.

-	Brokers or financial intermediaries may charge you a fee for handling exchanges.

-	We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Short-Term Trading Fee

A short-term trading fee may apply to exchanges of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES

AND REDEMPTIONS

-

We consider purchase, exchange or redemption orders to be in “proper form” when we receive all required information, including properly completed and signed documents. We may reject any requests that are not in proper form.

-	We reserve the right to reject any purchase order, including exchanges from other Munder Funds.

-	At any time, we may change any of our purchase, redemption or exchange practices or privileges, and may suspend the sale of Fund shares.

-	We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

-	To limit the Funds’ expenses, we no longer issue share certificates.

-	We may temporarily stop redeeming shares if:

(i)	the NYSE is closed;

(ii)	trading on the NYSE is restricted;

(iii)	an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

(iv)	the SEC orders the Fund to suspend redemptions.

-

We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor’s account, neither the Funds, Munder Capital Management, the Funds’ distributor nor the Funds’ transfer agent or any of their affiliates, officers or directors will be held responsible for any losses resulting from unauthorized transactions.

-	If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the

S - 12

account. If your account has been set up by a broker, financial intermediary or other financial institution, account activity will be detailed in their statements to you. Brokers, financial intermediaries and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

-	Brokers, financial intermediaries and other financial institutions may charge their customers a processing fee in connection with the purchase or redemption of Fund shares.

-

Normally we send redemption amounts to you on the next business day (but not more than seven days) after we receive your request in proper form, except as described below in the case of shares purchased by check. Same-day processing is available only for the Money Market Funds, provided we receive notice of the trade prior to the applicable cut-off time (see below).

-

If we receive notice of your intent to process a same-day trade and your purchase order for the Cash Investment Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 2:45 p.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 2:45 p.m. (Eastern time), you will receive dividends for that day.

If we receive notice of your intent to process a same-day trade and your purchase order for the Tax-Free Money Market Fund is received in proper form before 11:30 a.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 11:30 a.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 11:30 a.m. (Eastern time), you will receive dividends for that day.

-	We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

SHAREHOLDER PRIVILEGES

Reinstatement Privilege

For 60 days after you sell Class A, Class B or Class C shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge). This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A, B or C shares that were subject to a CDSC when redeemed. The Class A shares purchased under this privilege must be held in an account registered in the same name as the account from which the shares were redeemed and the amount being reinvested must be at least the required minimum investment amount. You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial intermediary must notify the Funds at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

S - 13

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

AND SHORT-TERM TRADING FEE

Policies and Procedures

The Funds are not intended to serve as vehicles for short-term trading. By realizing profits through short-term trading, investors that engage in rapid purchases and sales or exchanges of a Fund’s shares may dilute the value of shares held by long-term investors. Volatility resulting from excessive purchases and sales or exchanges of a Fund’s shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity resulting from market timing. Excessive purchases and sales or exchanges of a Fund’s shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity, which could cause the Fund to incur increased brokerage costs and to realize taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level volatility and investment volatility that is associated with patterns of excessive short-term trading activity. Any increased costs are borne by all Fund shareholders, including long-term investors who do not cause such costs to be incurred. All of these factors may adversely affect Fund performance. Funds investing in securities that are thinly traded, trade infrequently, or are more difficult to value (such as foreign securities, high yield debt securities and small-cap securities) may attract investors seeking to profit from short-term trading strategies that attempt to exploit the special valuation issues applicable to these types of securities to a greater degree than other types of securities. With respect to the Cash Investment Fund, a money market fund that attempts to maintain a stable net asset value, short-term trading does not generally pose the same issue for that Fund as for other Munder Funds.

The Board of Trustees of the Munder Funds has adopted policies and procedures to monitor for, and to discourage and take reasonable steps to prevent or minimize, investors from engaging in frequent purchases and redemptions of shares of the Munder Funds, to the extent deemed reasonable and practicable. The Funds will seek to apply these policies and procedures as uniformly as practicable.

The Munder Funds’ policies and procedures for identifying excessive short-term trading and market timing activities take into account a number of factors, including but not limited to the dollar amount and frequency of Fund trades. For purposes of these monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Pursuant to these policies and procedures, each Fund reserves the right to refuse any purchase or exchange request that, in the view of MCM, could adversely affect any Munder Fund or its operations, including any purchase or exchange request from any individual, group or account that is likely to engage in excessive trading, or any order that may be viewed as market-timing activity. If a Fund refuses a purchase or

S - 14

exchange request from a shareholder and that shareholder deems it necessary to redeem his or her account in the Fund, any CDSC that is applicable to such redemption transaction, as described in the Fund’s prospectus, will be assessed against those redemption proceeds.

The Funds will suspend or terminate any or all exchange privileges or suspend or terminate telephone and/or internet redemption privileges on accounts identified as engaging in excessive short-term trading or market timing activity in order to limit these types of trading practices. The Funds (other than a money market fund) also reserve the right in the future to limit the number of “round trip” exchanges an investor may make into and out of any Fund in order to discourage excessive short-term trading activities.

Although the Funds use a variety of methods to detect and deter excessive trading or market timing, the Funds cannot always know or reasonably detect such trading, particularly if it is facilitated by authorized financial intermediaries or done through omnibus account arrangements. The Funds’ ability to monitor and discourage market timing and excessive trading generally requires the cooperation of financial intermediaries to effectively implement policies and procedures with respect to accounts for which the Funds do not have sufficient identifying information. This cooperation cannot necessarily be assured. To the extent the Funds are able to identify market timing or excessive trading in these accounts, the Funds will use their reasonable and best efforts to uniformly apply their policies and procedures. However, there is no guarantee that this goal will be achieved. Finally, it is important to recognize that “market timing” and “excessive trading” are not clearly defined terms under applicable law. Consequently, trading activities that may not be considered by the management of the Munder Funds to be excessive or market timing could be interpreted differently by others and vice versa.

Short-Term Trading Fee

Consistent with the Funds’ policies and procedures, we may apply a 2% short-term trading fee if you redeem or exchange shares of the Asset Allocation Fund—Balanced, the Equity Funds or the International Bond Fund within 30 days of purchase. The fee will be applied based on net assets at the time of the transaction. Any applicable short-term trading fee is paid directly to the Fund from which you redeem or exchange your shares in order to, among other things, offset the costs of buying and selling securities. The fee, which is intended to discourage short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

The Funds will seek to apply short-term trading fees as uniformly as possible. Where operational limitations restrict the ability of the Funds to impose short-term trading fees or apply certain exemptions from the fees, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of short-term trading fees will vary. To the extent feasible, the following types of transactions will be exempt from short-term trading fees: shares purchased through the automatic reinvestment of dividend and capital gain distributions; shares redeemed to pay account-related fees; shares purchased through an automatic investment program or similar periodic investment plan; transactions associated

S - 15

with the automatic rebalancing of an account; shares purchased as a result of an employer contribution to a qualified retirement plan account; shares redeemed from shareholder accounts liquidated for failure to meet the minimum investment requirement; shares redeemed from a shareholder account for which the identity of the shareholder could not be determined within reasonable time after the account was opened; shares redeemed pursuant to a systematic withdrawal plan or similar periodic withdrawal plan; shares redeemed as part of a loan or hardship withdrawal from a qualified plan; shares redeemed to repay a loan from a qualified retirement account; shares redeemed for payment of involuntary fees; shares redeemed as part of a required distribution from a qualified retirement plan or IRA; shares redeemed upon the death or disability of an owner of record of an account; and any other involuntary redemption and/or exchange transactions, including those required by law or regulation, a regulatory agency, a court order, or as a result of a liquidation of a Fund by the Board of Trustees.

Accounts exempt from the imposition of short-term trading fees are: accounts held through omnibus and plan level retirement accounts for which third-party recordkeepers do not assess redemption fees on such accounts; accounts that hold omnibus share positions for the dealer, and the underlying dealer customer accounts, for which the dealer does not assess redemption fees on such accounts; accounts for which the beneficial owner is an asset allocation fund or funds (or similar pooled investment vehicle) that rebalances no more frequently than quarterly; and wrap fee program accounts for which the program sponsor has entered into a form of fee waiver agreement with the Funds. In addition, we reserve the right to waive the short-term trading fees in certain limited circumstances where the Funds determine the transaction does not pose the risks that the Funds’ policies and procedures are designed to mitigate. Such waivers are subject to the advance written approval of two officers of the Funds and are reported to the Board of Trustees.

S - 16

ADDITIONAL INFORMATION

Information relating to purchases and sales of shares of the Fund is provided in the Shareholder Guide, which is incorporated by reference into (and is considered a part of) this prospectus.

More information about the Fund is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

The Fund’s Statement of Additional Information provides more detail about the Fund and its investment strategies, risks and restrictions. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (and is considered part of) this prospectus.

SHAREHOLDER INQUIRIES:

By e-mail:	fundcontact@munder.com

By telephone:	1-800-468-6337

By mail:	The Munder Funds

Attn: Secretary

480 Pierce Street

Birmingham, MI 48009

Distributor: Funds Distributor, Inc.

SEC File Number: 811-21294

TO OBTAIN INFORMATION:

By telephone:	1-800-438-5789

By mail:	The Munder Funds P.O. Box 9701 Providence, RI 02940-9701

By overnight delivery:	The Munder Funds 101 Sabin Street Pawtucket, RI 02860

By web:	www.munder.com

You may find more information about the Fund online. This website is not considered part of the prospectus.

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-0102.

PROLCV1007

Munder Micro-Cap Equity Fund

PROSPECTUS

October 31, 2007

Save paper and receive this

document electronically.

Sign up for electronic delivery at

www.munderfunds.com/edelivery

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

CLASS A SHARES

(MMEAX)

CLASS B SHARES

(MMEBX)

CLASS C SHARES

(MMECX)

CLASS K SHARES

(MMEKX)

CLASS R SHARES

(MMERX)

CLASS Y SHARES

(MMEYX)

Munder Micro-Cap Equity Fund

CLASS A, B, C, K, R & Y SHARES

This prospectus describes the goal and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on the Fund’s investment strategies and risks, please read the section entitled “More About the Fund.” Certain terms used in this prospectus are defined in the Glossary. Unless this prospectus expressly provides otherwise, each goal, strategy and policy of the Fund may be changed by action of the Board of Trustees without shareholder approval.

GOAL AND PRINCIPAL

INVESTMENT STRATEGIES

Goal

The Fund’s goal is to provide capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal circumstances, at least 80% of its assets in equity securities (i.e., common stocks, preferred stocks, convertible securities and rights and warrants) of micro-capitalization companies. This investment strategy may not be changed without 60 days’ prior notice to shareholders. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.

Micro-capitalization companies are those companies with a market capitalization lower than the largest company in the bottom 75% (based on index weightings) of the Russell 2000 Index.

The Fund focuses on undiscovered, small-sized companies in its attempt to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since micro-capitalization companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The advisor looks for domestic and, to a lesser extent, foreign companies that have strong potential for consistent earnings growth due to:

-	a high level of profitability;
-	solid management;
-	a strong, competitive market position; or
-	management interests that are aligned with shareholder interests.

There is no limit on the length of operating history for the companies in which the Fund may invest. The Fund may also invest in equity securities of larger capitalization companies.

The Fund may write covered call options. The Fund may invest in exchange-traded funds (ETFs) to manage cash.

1

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund’s portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

-	Stock Market Risk

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

-	Stock Selection Risk

In addition to, or in spite of, the impact of movements in the overall stock market, the value of the Fund’s investments may decline if the particular companies in which the Fund invests do not perform well in the market.

-	Growth Investing Risk

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of growth stocks also may fall or fail to appreciate as anticipated by the advisor, regardless of movements in the securities markets.

-	Value Investing Risk

Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisors using this approach generally select stocks at prices, in their view, that are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks’ intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income

-	Small Company Stock Risk

The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of the Fund’s portfolio. In addition, small companies’ stocks typically are traded in lower volume making them more difficult to sell.

-	ETF Risk

ETFs are investment companies that are bought and sold on a securities exchange. When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses. The risk of owning an ETF generally reflects the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in an ETF being more volatile than the

2

underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

-	Foreign Securities Risk

Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ in some cases significantly, from U.S. standards. Foreign securities that are denominated in a foreign currency also are subject to the risk that their values may fluctuate based upon changes in currency exchange rates.

-	Real Estate-Related Risk

The Fund invests a substantial portion of its assets in real-estate related companies. Investing in the securities of real estate-related companies involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. Adverse economic, business or political developments affecting that industry could have a major effect on the value of the Fund’s investments. Investments in mortgage-backed securities composed of subprime mortgages may be subject to a higher degree of credit risk, valuation risk and liquidity risk. In addition, investments in securities of REITs entail additional risks because REITs depend on specialized management skills, may invest in a limited number of properties and may concentrate in a particular region or property type.

-	Derivatives Risk

The Fund may suffer a loss from its use of options, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Investments in derivatives also entail exposure to the credit risk of the derivative’s counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

3

PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund’s performance for each of the last 10 calendar years. The table shows how the Fund’s average annual total returns for different calendar periods over the life of the Fund compare to those of two broad-based securities market indexes.

The annual returns in the bar chart are for the Fund’s oldest class of shares, Class Y shares. Class A, Class B, Class C, Class K and Class R shares, net of applicable sales charges, will have annual returns similar to those of the Class Y shares because all of the classes of shares are invested in the same portfolio of securities and have the same portfolio management. Because each class of shares has different sales charges, distribution fees and/or service fees, and expenses, the performance of each class will differ. Please see the section entitled “Fees and Expenses.”

When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Munder Micro-Cap Equity FundCLASS Y

TOTAL RETURN (%)

per calendar year

YTD through 9/30/07:	(2.65)%

Best Quarter:	47.89%	(quarter ended 12/31/99)
Worst Quarter:	(28.33)%	(quarter ended 9/30/98)

4

AVERAGE ANNUAL RETURNS

for periods ended December 31, 2006

	1 Year %	5 Years %	10 Years %	Since Inception %(1)
CLASS Y
Return Before Taxes	6.72	13.54	18.34	18.45
Return After Taxes on Distributions	6.10	13.24	17.78	17.89
Return After Taxes on Distributions and Sale of Fund Shares	4.82	11.83	16.44	16.55
Russell Microcap Index/Wilshire Micro Cap Index(2) (reflects no deductions for fees, expenses or taxes)	16.54	13.75	13.15	13.15
CLASS A
Return Before Taxes	0.62	11.98	17.39	17.50
Russell Microcap Index/Wilshire Micro Cap Index(2) (reflects no deductions for fees, expenses or taxes)	16.54	13.75	13.15	13.15
CLASS B
Return Before Taxes	0.68	12.17	—	16.48
Russell Microcap Index/Wilshire Micro Cap Index(2) (reflects no deductions for fees, expenses or taxes)	16.54	13.75	—	13.10
CLASS C
Return Before Taxes	4.68	12.42	—	17.65
Russell Microcap Index/Wilshire Micro Cap Index(2) (reflects no deductions for fees, expenses or taxes)	16.54	13.75	—	13.75
CLASS K
Return Before Taxes	6.46	13.27	18.06	18.06
Russell Microcap Index/Wilshire Micro Cap Index(2) (reflects no deductions for fees, expenses or taxes)	16.54	13.75	13.15	13.15
CLASS R
Return Before Taxes	6.19	—	—	15.80
Russell Microcap Index/Wilshire Micro Cap Index(2) (reflects no deductions for fees, expenses or taxes)	16.54	13.75	—	15.66

(1)	The inception dates for the Class Y, Class A, Class B, Class C, Class K and Class R shares are 12/26/96, 12/26/96, 2/24/97, 3/31/97, 12/31/96 and 7/29/04, respectively. The index returns from inception for Class Y, Class A, Class B, Class C, Class K and Class R shares are from 1/1/97, 1/1/97, 3/1/97, 4/1/97, 1/1/97 and 8/1/04, respectively.
(2)	The Russell Microcap Index is an unmanaged index that measures the performance of the smallest 1,000 companies in the Russell 2000 Index, plus the next 1,000 smallest companies. The Russell 2000 Index is an unmanaged index that measures the performance of the smallest 2,000 companies in the Russell 3000 Index, an index representing approximately 98% of the investable U.S. equity market. The Russell Microcap Index performance is available for periods beginning 7/1/00 or later. Index performance for periods prior to 7/1/00 is that of the Wilshire Micro Cap Index. The Wilshire Micro Cap Index is an unmanaged index that measures the performance of all stocks in the bottom half of the Dow Jones Wilshire 5000 Index (based on market capitalization). The Dow Jones Wilshire 5000 Index contains all U.S. headquartered equity securities with readily available price data.

Average annual returns reflect the imposition of the maximum front-end or contingent deferred sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital

5

loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class Y shares. The after-tax returns for the Class A, Class B, Class C, Class K and Class R shares will vary from those shown for the Class Y shares because, as noted above and set forth below in the section entitled “Fees and Expenses,” each class of shares has different sales charges, distribution fees and/or service fees, and expenses.

Historical information regarding the Fund, including prior names and benchmarks, is included in the Fund’s Statement of Additional Information.

6

FEES & EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

SHAREHOLDER FEES paid directly from your investment	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class R Shares		Class Y Shares
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)	5.5%(a)	None	None	None	None		None
Maximum Contingent Deferred Sales Charge (CDSC) (as a % of the lesser of original purchase price or redemption proceeds)	None(b)	5%(c)	1%(d)	None	None		None
Maximum Sales Charge (load) imposed on reinvested dividends	None	None	None	None	None		None
Redemption Fees	2%(e)	2%(e)	2%(e)	2%(e)	2%(e)		2%(e)
Exchange Fees	None	None	None	None	None		None

ANNUAL FUND OPERATING EXPENSES paid from Fund assets (as a % of net assets)	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class R Shares		Class Y Shares
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%		1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.50%	(f)	0.00%
Non-12b-1 Service Plan Fees	0.00%	0.00%	0.00%	0.25%	0.00%		0.00%
Other Expenses	0.47%	0.47%	0.47%	0.47%	0.47%		0.47%
Acquired Fund Fees and Expenses (g)	0.07%	0.07%	0.07%	0.07%	0.07%		0.07%

Total Annual Fund Operating Expenses including Acquired Fund Fees and Expenses (h)	1.79%	2.54%	2.54%	1.79%	2.04%		1.54%

(a)	The sales charge declines as the amount invested increases.
(b)	A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. If you redeem within one year of purchase Class A shares that were purchased with no initial sales charge as part of an investment of $1 million or more, a 1% CDSC may apply upon redemption.
(c)	The CDSC applies to redemptions of Class B shares within six years of purchase and declines over time.
(d)	The CDSC applies to redemptions of Class C shares within one year of purchase.
(e)	A short-term trading fee of 2% may be assessed on redemptions within 30 days of purchase. The short-term trading fee will not be assessed on accounts that are redeemed within the 30-day period because they do not meet the applicable account minimum or because the Fund is unable to verify an accountholder’s identity within a reasonable time after the account is opened.
(f)	The Fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class R shares that allows the Fund to use up to 1.00% of the average daily net assets attributable to its Class R shares of the Fund to pay distribution and other fees in connection with the sale of its Class R shares. However, under the Fund’s Distribution Agreement, such fees are limited to payments at an annual rate equal to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.
(g)	Acquired Fund Fees and Expenses reflect the pro-rata portion of the fees and expenses charged by any underlying funds in which the Fund may invest, including money market funds and ETFs.
(h)	Excluding Acquired Fund Fees and Expenses, Total Annual Operating Expenses of the Fund’s Class A, Class B, Class C, Class K, Class R and Class Y shares are 1.72%, 2.47%, 2.47%, 1.72%, 1.97% and 1.47%, respectively.

7

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A Shares	Class B Shares*		Class B Shares**		Class C Shares*	Class C Shares**	Class K Shares	Class R Shares	Class Y Shares
1 Year	$722	$757		$257		$357	$257	$182	$207	$157
3 Years	$1,082	$1,091		$791		$791	$791	$563	$640	$486
5 Years	$1,466	$1,550		$1,350		$1,350	$1,350	$970	$1,098	$839
10 Years	$2,539	$2,692	***	$2,692	***	$2,875	$2,875	$2,105	$2,369	$1,834

*	Assumes you sold your shares at the end of the time period.
**	Assumes you stayed in the Fund.
***	Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) of the Fund on the first business day of the month following the eighth anniversary of the issuance.

8

GLOSSARY

The Glossary explains certain terms used throughout this prospectus.

Convertible Securities are bonds or preferred stocks that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer the Fund a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

Depositary Receipts are U.S. dollar-denominated receipts representing shares of foreign-based corporations and Depositary Shares are shares issued under a deposit agreement representing shares of foreign-based corporations. American Depositary Receipts (ADRs) and American Depositary Shares (ADSs) are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out of the underlying foreign assets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are issued by European financial institutions. New York Registered Shares (NYRs), also known as Guilder Shares since most of the issuing companies are Dutch, are U.S. dollar-denominated certificates issued by foreign companies specifically for the U.S. market.

Equity Securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or may be unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Foreign Securities include direct investments in non-U.S. dollar-denominated securities that are traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers that are traded in the U.S. Foreign securities also include indirect investments such as ADRs, ADSs, EDRs and GDRs.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers’ acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. government securities.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and place.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

9

MORE ABOUT THE FUND

The following sections provide additional information about some of the Fund’s principal investment strategies and risks and describe certain other applicable investment strategies and risks of the Fund. The Fund may use other techniques and invest in other securities and is subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Fund’s principal investment strategies and principal risks please read the sections entitled “Goal and Principal Investment Strategies” and “Principal Risks” beginning on page 1 of this prospectus.

FURTHER INFORMATION

REGARDING THE FUND’S

PRINCIPAL INVESTMENT

STRATEGIES AND RISKS

DERIVATIVES

Derivative instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, and forward currency exchange contracts.

-	Investment Strategy

The Fund may, but is not required to, use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another), for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. Hedging may relate to a specific investment, a group of investments, or a Fund’s portfolio as a whole. The Fund will not use derivatives for speculative purposes.

There can be no assurance that the Fund will use derivatives to hedge any particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful.

-	Special Risks

The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in

10

some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

EXCHANGE-TRADED FUNDS

Exchange-traded funds (ETFs) are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear its pro rata portion of the ETF’s expenses.

-	Investment Strategy

The Fund may purchase an ETF to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.

-	Special Risks

The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FOREIGN SECURITIES

Foreign securities include direct investments in non-U.S. dollar-denominated securities that are traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers that are traded in the U.S. Foreign securities also include indirect investments such as ADRs, ADSs, EDRs and GDRs.

-	Investment Strategy

The Fund may invest up to 25% of its total assets in foreign securities.

-	Special Risks

Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

Direct investments in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

11

To the extent the Fund invests in foreign currency-denominated securities, fluctuations in currency exchange rates, which may be significant over short periods of time, will cause the Fund’s net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency- denominated security. To the extent that the Fund is invested in foreign currency- denominated securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund’s net currency positions may expose it to risks independent of its securities positions.

OTHER INVESTMENT

STRATEGIES AND RISKS

BORROWING

-	Investment Strategy

The Fund may borrow money from banks in an amount up to 33 1/3% of the Fund’s assets, including the amount borrowed. The Fund may also issue a note evidencing a temporary loan (i.e., one that must be repaid within 60 days), as long as it does not exceed 5% of the Fund’s total assets.

-	Special Risks

Borrowings by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund’s net asset value will decline in value by proportionately more than the decline in value of the securities.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, the Fund may realize additional income gains or losses.

-	Investment Strategy

The Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 33 1/3% of the value of the Fund’s total assets (including the loan collateral).

-	Special Risks

The main risk when lending Fund securities is that, if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

SHORT-TERM TRADING

The historical portfolio turnover rates for the Fund are shown in the Financial Highlights.

-	Investment Strategy

The Fund may engage in short-term trading of portfolio securities which may increase the Fund’s turnover rates.

-	Special Risks

Trading costs and taxable distributions, which detract from the Fund’s performance, typically increase as the Fund’s portfolio turnover rate increases.

TEMPORARY AND DEFENSIVE INVESTING

The Fund may invest all or any portion of its assets in short-term obligations, such as U.S. government obligations, high-quality money market instruments, repurchase agreements with maturities of 13 months or less and exchange-traded funds.

-	Investment Strategy

The Fund may invest in short-term obligations, pending investment, in order

12

to meet redemption requests or as a defensive measure in response to adverse market or economic conditions.

-	Special Risks

The Fund may not achieve its investment objective when its assets are invested in short-term obligations.

INITIAL PUBLIC OFFERINGS

The Fund may invest in initial public offerings (IPOs), although it is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund’s performance.

-	Special Risks

Investments in IPOs may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their IPOs fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS

A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

-	Special Risks

Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

PUBLICATION OF PORTFOLIO HOLDINGS

The Fund publishes a complete list of its portfolio holdings as of the end of each calendar month not earlier than 30 days after the end of such month on the Munder Funds website (www.munder.com) under the “All Holdings” link on the Fund’s Profile Page. The three most recent previously published month-end portfolio holdings lists can be accessed through the “Historical All Holdings” link on the Fund’s Profile Page. The Fund may also publish other information on the Fund’s Profile Page relating to its portfolio holdings (e.g., top ten holdings, sector information and other portfolio characteristic data) as of the end of the calendar month not earlier than 15 days after the end of such month. A description of the Fund’s policies and procedures with respect to the disclosure of information regarding the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

13

YOUR INVESTMENT

PURCHASING SHARES

You may purchase Class A shares of the Fund at the net asset value (NAV) next determined after your purchase order is received in proper form, plus any applicable sales charge.

You may purchase Class B, Class C, Class K, Class R or Class Y shares of the Fund at the NAV next determined after your purchase order is received in proper form.

Class B, Class K, Class R and Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding eligibility requirements.

Broker-dealers or financial intermediaries (other than the Fund’s distributor) may charge you additional fees for shares you purchase through them.

For information regarding policies and procedures associated with purchasing shares of the Fund, including minimum investment requirements, please see the Shareholder Guide.

EXCHANGING SHARES

You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs.

For information regarding policies and procedures associated with exchanging shares, please see the Shareholder Guide.

REDEEMING SHARES

You may redeem shares at the NAV next determined after your redemption request is received in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC) and/or short-term trading fee.

For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the Shareholder Guide.

SHARE CLASS SELECTION

The Fund offers Class A, Class B, Class C, Class K, Class R and Class Y shares through this prospectus. A summary comparison of the various classes appears in the table below. Please see the Shareholder Guide for more information regarding each class of shares.

Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase, the intended length of your investment and your eligibility to purchase those shares. In estimating the costs of investing in a particular class of shares, you should consider both ongoing annual expenses, including applicable Rule 12b-1 distribution and service fees and/or other service fees as described in the section entitled “Distribution and Service Fees,” and any initial sales charge or CDSC.

14

Class A Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement or education savings plan.

Initial Sales Charge	Up to 5.50% (reduced for purchases of $25,000 or more, and eliminated for purchases of $1 million or more and certain categories of investors).

Contingent Deferred Sales Charge	None (except that a 1.00% charge applies on certain redemptions made within one year of a $1 million investment for which no sales charge was paid).

Distribution and/or Service Fees	Rule 12b-1 fees of 0.25% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	None

Conversion Feature	None

Class B Shares
Purchase Availability	Available to a limited group of investors for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge	Starts at 5.00% and declines to 0% six years after purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	$50,000

Conversion Feature	Automatic conversion to Class A shares on the first business day of the month following the eighth anniversary of issuance, reducing future annual expenses.*
Class C Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge	1.00% on redemptions made within one year of purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	$1 million

Conversion Feature	None

*	Please see the Statement of Additional Information for information regarding the conversion feature for Class B shares purchased prior to June 16, 2003.

15

Class K Shares
Purchase Availability	Available only through selected financial institutions. Not available for direct investment in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Service fees of 0.25% annually.

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	None

Class R Shares
Purchase Availability	May only be purchased through employer-sponsored retirement plans or other similar programs through which group-level investments are made in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Rule 12b-1 fees of 0.50% annually.

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	None
Class Y Shares
Purchase Availability	Available only to institutional investors, investors purchasing through financial intermediaries, investors purchasing through retirement plans that meet certain conditions, and investors with specific relationships with Munder Capital Management or the Munder Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	None

Initial Purchase Minimum	$1 million (reduced or eliminated for certain categories of investors).

Purchase Maximum	None

Conversion Feature	None

16

APPLICABLE SALES CHARGES

Access to the following information is available through the Munder Funds website at www.munder.com under the “Sales Charges and Fees” link on the Fund’s Profile Page.

FRONT-END SALES CHARGE - CLASS A SHARES

You can purchase Class A shares at the offering price, which is the NAV plus an initial sales charge. Shares purchased through reinvestment of distributions are not subject to a sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are as follows:

	Sales Charge* as a Percentage of
	Offering Price %	Net Amount Invested %
Less than $25,000	5.50	5.82
$25,000 but less than $50,000	5.25	5.54
$50,000 but less than $100,000	4.50	4.71
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.50	2.56
$500,000 but less than $1,000,000	1.50	1.52
$1,000,000 or more	None**	None	**

*	Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.
**	No initial sales charge applies on investments of $1 million or more; however, a CDSC of 1% is imposed on certain redemptions within one year of purchase.

SALES CHARGE WAIVERS AND REDUCTIONS - CLASS A SHARES

General

We will waive the initial sales charge on Class A shares for the following types of purchasers:

1.    investors that have an investment account with the Fund’s investment advisor;

2.    full-time employees and retired employees of the Fund’s investment advisor or its affiliates, employees of the Fund’s service providers, and immediate family members of the foregoing persons;

3.    registered broker-dealers, financial intermediaries, or their agents that have entered into selling agreements with the Fund’s distributor, if the shares are (a) purchased for their own accounts, (b) purchased for retirement plans of their employees or (c) sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;

4.    qualified employee benefit plans, employer-sponsored retirement plans and other employer-sponsored plans or accounts that meet certain criteria established by the Funds;

5.    individuals who reinvest distributions from a qualified retirement plan managed by the Fund’s investment advisor;

6.    individuals who reinvest the proceeds of redemptions from Class K or Class Y

17

shares of another Munder Fund within 60 days of redemption;

7.    banks, trust companies and other financial institutions that trade for the accounts of their clients through the NSCC’s Trust Fund/SERV system;

8.    fee-based financial intermediaries or employee benefit plan consultants acting for the accounts of their clients; and

9.    qualified education savings plans established in accordance with Section 529 of the Internal Revenue Code.

You should inform the Funds or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies. The Funds or your broker or other financial intermediary may request additional information in order to verify your eligibility for the waiver.

For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions

You may qualify for reduced sales charges in the following cases:

Letter of Intent

If, over a 13-month period, you intend to purchase Class A shares of one or more Munder Funds that, in the aggregate, will total over $25,000, we will apply a sales charge to each of your purchases based on the aggregate level of investment. Sales charge reductions for Equity Funds (except the Index 500 Fund) begin when aggregate investments exceed $25,000. For the Index 500 Fund and all other Munder Funds, sales charge reductions begin when aggregate investments exceed $100,000.

To qualify, you must complete the Letter of Intent section of your Account Application or contact your broker or financial intermediary. By doing so, you indicate your non-binding intent to invest a certain amount over a 13-month period. Any sales charge on Class A shares you purchase during the 13 months will then be based on the total amount specified in your Letter of Intent. You can apply the market value of any class of shares of non-money market Munder Funds you own at the time you establish your Letter of Intent toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid on purchasing any such eligible shares). You should inform the Funds that you have a Letter of Intent each time you make an investment.

Although you are not obligated to purchase the amount specified in your Letter of Intent, if you purchase less than the amount specified, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made.

Right of Accumulation

For purposes of calculating the sales charge applicable at the time of a Class A shares purchase, an individual shareholder may combine certain holdings and purchases, as described below. You may add to the amount of your purchase the market value of any class of shares of non-money market Munder Funds (regardless of the amount of any sales charge paid on such shares) already owned by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. When calculating the sales charge, you may also combine purchases of any class of shares of non-money market Munder Funds that are made by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21,

18

or any trust for which any of the foregoing is the grantor, trustee or beneficiary.

If you purchase shares directly from the Munder Funds, you should notify us to ensure you receive the proper reduction. If you purchase shares through a broker or other financial intermediary, you should consult with your broker or financial intermediary prior to making a purchase.

Additional Information

In order to obtain a sales charge reduction under a Letter of Intent or Right of Accumulation, you should inform the Funds or your broker or other financial intermediary at the time of purchase of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales charge reduction. You also may need to provide the Funds or your broker or other financial intermediary information such as account statements in order to verify your eligibility for the sales charge reduction. This may include, if applicable, information or records regarding:

-	shares of the Munder Fund(s) held in all accounts you may have with a broker or another financial intermediary; and
-	shares of the Munder Fund(s) held at any financial intermediary in accounts of family members, such as your spouse or minor children.

For further information on sales charge reductions, call (800) 438-5789.

CDSCs

You are subject to a CDSC when you redeem:

-	Class A shares purchased within one year of redemption as part of an investment of $1 million or more if a sales commission was paid at the time of investment;
-	Class B shares within six years of buying them; or
-	Class C shares within one year of buying them.

These time periods include the time you held Class A, Class B or Class C shares of another Munder Fund which you may have exchanged for Class A, Class B or Class C shares of the Micro-Cap Equity Fund.

The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC.

The CDSC for Class A shares and Class C shares, if applicable, is 1.00%.

The CDSC schedule for Class B shares is set forth below.

Redemption	CDSC
Within One Year of Purchase	5.00%
Within Two Years of Purchase	4.00%
Within Three Years of Purchase	3.00%
Within Four Years of Purchase	3.00%
Within Five Years of Purchase	2.00%
Within Six Years of Purchase	1.00%
More than Six Years After Purchase	0.00%

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 per share (for a total cost of $10,000). Three and one-half years later, assume the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, i.e., 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because

19

they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate for redemptions made within four years of purchase).

CDSC WAIVERS

We will waive any otherwise applicable CDSC payable upon redemptions of Class B or Class C shares for:

-	redemptions made within one year after the death or permanent disability (as defined by the Social Security Administration) of a named owner in the account registration;
-	minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2; and
-

(Class B shares only) redemptions through a Systematic Withdrawal Plan (SWP) of up to 10% per year of an account’s NAV. For example, if your balance at the time a SWP is established is $12,000, you may establish a $100 monthly or $300 quarterly (or $1,200 annual for IRA or 403(b) accounts) SWP without being subject to a CDSC for the year. For more information about enrolling in a SWP, please see the Shareholder Guide.

Other waivers of the CDSC on Class B or Class C shares may apply. Please see the Fund’s Statement of Additional Information or call (800) 438-5789 for more details.

DISTRIBUTION AND SERVICE FEES

DISTRIBUTION AND SERVICE PLAN FEES

The Fund has a Distribution and Service Plan with respect to its Class A, Class B, Class C, Class K and Class R shares. The Plan permits the Fund to pay distribution and other fees for the sale of Class A, Class B, Class C and Class R shares and for services provided to shareholders of Class A, Class B, Class C, Class K and Class R shares.

Payments made under the Plan by Class A, Class B, Class C and Class R shares, but not payments made under the Plan by Class K shares, are made pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Fund may pay up to 0.25% of the average daily net assets of the Fund attributable to Class A, Class B, Class C, Class K and Class R shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.75% of the average daily net assets of the Fund attributable to Class B, Class C and Class R shares to finance activities relating to the distribution of those shares. However, under the Fund’s Distribution Agreement, the distribution and service fees payable with respect to the Class R shares are limited to payments at an annual rate equal to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.

Because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of an investment

20

in Class A, Class B, Class C, Class K and Class R shares of the Fund, and may cost you more than paying other types of sales charges.

OTHER PAYMENTS TO THIRD PARTIES

In addition to paying fees under the Fund’s Distribution and Service Plan, the Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor, for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Fund’s advisor or distributor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund, including affiliates of the advisor. Such payments and compensation are in addition to the sales charges and other (including Rule 12b-1 fees) and service fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Fund’s advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

In addition, while the Fund’s distributor typically pays to intermediaries most of the front-end sales charge applicable to sales of Fund shares by such intermediaries, the Fund’s distributor may on occasion pay the entire front-end sales charge to such intermediaries. For more information regarding these arrangements, please read “Additional Compensation Paid to Intermediaries” in the Statement of Additional Information.

From time to time, the Fund’s advisor or distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

21

VALUING FUND SHARES

The Fund’s NAV is calculated each day on which the New York Stock Exchange (NYSE) is open. The NAV per share is the value of a single Fund share. The Fund calculates NAV separately for each class. NAV is calculated by:

(1)	taking the total value of the Fund’s assets allocated to a particular class of shares,
(2)	subtracting the liabilities and expenses charged to that class, and
(3)	dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the Fund will accelerate its NAV calculation and transaction deadlines to that time.

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Because foreign markets may be open at different times and on different days than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell their shares. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. (Eastern Time).

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation should a significant event occur subsequent to the close of the foreign securities exchanges. The Fund may also fair value its foreign securities when a particular foreign market is closed but the Fund is open. This policy is intended to assure the Fund’s NAV

22

appropriately reflects securities’ values at the time of pricing.

Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country specific information. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

In accordance with procedures established by the Board of Trustees to fair value the Fund’s securities, the advisor has established a pricing committee to serve as its formal oversight body for the valuation of the Fund’s securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees of the Fund at the next regularly scheduled quarterly meeting of the Board.

DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund’s net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund declares and pays dividend distributions, if any, at least annually.

The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital, generally a non-taxable distribution to the extent of (and in reduction of) a shareholder’s basis in the Fund. You should treat any such distribution in excess of your basis in your shares as gain from a sale or exchange of the shares.

The Fund will generally pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application or notify the Fund by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS

Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the

23

Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Current law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on certain corporate stock. A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. The lower tax rates on long-term capital gains and qualifying dividends are currently scheduled to expire after 2010.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES OR EXCHANGES

If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you may, subject to certain restrictions, recognize a taxable loss on the sale of shares of the Fund.

OTHER CONSIDERATIONS

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

24

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

Founded in 1985, Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009, is the investment advisor of the Fund. As of June 30, 2007, MCM had approximately $29.6 billion in assets under management, made up of $12.3 billion in actively managed equity securities, $5.6 billion in fixed income securities and $11.7 billion in cash management assets.

MCM provides overall investment management for the Fund, and research and credit analysis concerning the Fund’s portfolio securities and is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended June 30, 2007, the Fund paid an advisory fee at an annual rate of 1.00% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund is available in the Fund’s Annual Report dated June 30, 2007.

PORTFOLIO MANAGEMENT TEAM

A team of professionals employed by MCM jointly makes investment decisions for the Fund. The team consists of John P. Richardson, Julie R. Hollinshead and Robert E. Crosby.

John P. Richardson, CFA, Director, Small-Cap Equity and Senior Portfolio Manager, has been a member of the Fund’s portfolio management team since 2002. He also is a member of the portfolio management teams for all mutual fund and separately managed accounts in MCM’s small-capitalization value, micro-cap and mid-cap/small-cap blend investment disciplines. Mr. Richardson has been a member of the portfolio management team for the Munder Small-Cap Value Fund since 1999 and the Munder Mid-Cap Value Fund since its inception in September 2007. Before these assignments, Mr. Richardson spent a decade managing MCM’s Growth at a Reasonable Price (GARP) equity portfolios. Mr. Richardson is one of the founders of MCM, having joined the company shortly after its inception in 1985.

Julie R. Hollinshead, CFA, Senior Portfolio Manager, has been a member of the Fund’s portfolio management team since 2003. She also has been a member of the portfolio management teams for the Munder Small-Cap Value Fund since 2003 and the Munder Mid-Cap Value Fund since its inception in September 2007. Ms. Hollinshead also has been a member of the portfolio management teams for separately managed accounts in MCM’s small-capitalization value, mid-cap/small-cap blend and micro-cap investment disciplines since 2003. From 2001 to 2003, she was a Senior Analyst providing idea generation and research support for MCM’s small-capitalization value and micro-cap investment disciplines. From 1995 to 2001, she was an equity analyst specializing in the consumer and industrial sectors for MCM.

Robert E. Crosby, CFA, Senior Portfolio Manager, has been a member of the Fund’s portfolio management team since 2005. He is also a member of the portfolio management teams for the Munder Asset Allocation Fund-Balanced, the Munder Mid-Cap Value Fund, the Munder Real Estate Equity Investment Fund, the Munder Small-Cap Value Fund, the

25

Munder Small-Mid Cap Fund and the Munder Small-Mid Cap 130/30 Fund, as well as separately managed accounts in MCM’s REIT, small- cap value, micro-cap and mid-cap/small-cap blend disciplines. Mr. Crosby joined the portfolio management teams for the Munder Small-Cap Value Fund in June 2003, the Munder Asset Allocation Fund-Balanced and the Munder Small-Mid Cap Fund in 2005, the Munder Mid-Cap Value Fund at its inception in September 2007 and the Munder Small-Mid Cap 130/30 Fund at its inception in October 2007. Prior to joining the small-cap value and micro-cap portfolio management teams, Mr. Crosby consulted with team members on certain types of investments, particularly REITs and energy stocks. Mr. Crosby has managed or co-managed the Munder Real Estate Equity Investment Fund (a REIT fund) since 1998. He also served as co-manager of the Munder Energy Fund from late 2001 through early 2003. Prior to 1998, Mr. Crosby was primary analyst on the Munder Real Estate Equity Investment Fund and an equity analyst specializing in energy, finance and capital goods. Mr. Crosby joined MCM in 1993.

Additional information about the compensation of members of the portfolio management team, other accounts managed by these individuals, and their ownership of securities in the Fund is available in the Fund’s Statement of Additional Information.

26

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. Our website, www.munder.com, contains the Fund’s most recent annual and semi-annual reports. You may also obtain the annual and semi-annual reports and Statement of Additional Information without charge by calling (800) 438-5789.

MICRO–CAP EQUITY FUND(a) (CLASS A)	Year Ended 6/30/07(b) Class A	Year Ended 6/30/06(b) Class A		Year Ended 6/30/05(b) Class A	Year Ended 6/30/04(b) Class A	Year Ended 6/30/03(b) Class A
Net asset value, beginning of period	$45.38	$41.30		$35.06	$23.96	$25.12

Income/(loss) from investment operations:
Net investment income/(loss)	0.33	0.06		(0.06)	(0.15)	(0.20)
Net realized and unrealized gain/(loss) on investments	3.32	6.00		6.30	11.24	(0.96)

Total from investment operations	3.65	6.06		6.24	11.09	(1.16)

Less distributions:
Dividends from net investment income	(0.21)	(0.14)		—	—	—
Distributions from net realized gains	(1.02)	(1.85)		—	—	—

Total distributions	(1.23)	(1.99)		—	—	—

Short-term trading fees	0.00 (c)	0.00	(c)	0.00 (c)	0.01	—

Voluntary contribution from Advisor	—	0.01		—	—	—

Net asset value, end of period	$47.80	$45.38		$41.30	$35.06	$23.96

Total return (d)	8.31%	15.14	%(e)	17.77%	46.33%	(4.66)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$291,503	$393,068		$265,645	$144,184	$62,027
Ratio of operating expenses to average net assets	1.72%	1.65%		1.74%	1.80%	1.98%
Ratio of net investment income/(loss) to average net assets	0.74%	0.13%		(0.16)%	(0.47)%	(1.00)%
Portfolio turnover rate	23%	26%		36%	52%	66%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.72%	1.65%		1.74%	1.81%	1.99%

(a)	The Munder Micro–Cap Equity Fund Class A Shares commenced operations on December 26, 1996.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 15.12% for Class A Shares.

27

MICRO–CAP EQUITY FUND(a) (CLASS B)	Year Ended 6/30/07(b) Class B	Year Ended 6/30/06(b) Class B		Year Ended 6/30/05(b) Class B	Year Ended 6/30/04(b) Class B	Year Ended 6/30/03(b) Class B
Net asset value, beginning of period	$42.27	$38.74		$33.14	$22.81	$24.10

Income/(loss) from investment operations:
Net investment loss	0.00 (c)	(0.25)		(0.33)	(0.37)	(0.34)
Net realized and unrealized gain/(loss) on investments	3.05	5.62		5.93	10.69	(0.95)

Total from investment operations	3.05	5.37		5.60	10.32	(1.29)

Less distributions:
Dividends from net investment income	—	—		—	—	—
Distributions from net realized gains	(1.02)	(1.85)		—	—	—

Total distributions	(1.02)	(1.85)		—	—	—

Short-term trading fees	0.00 (c)	0.00	(c)	0.00 (c)	0.01	—

Voluntary contribution from Advisor	—	0.01		—	—	—

Net asset value, end of period	$44.30	$42.27		$38.74	$33.14	$22.81

Total return (d)	7.45%	14.29	%(e)	16.90%	45.22%	(5.35)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$40,069	$50,718		$60,749	$55,158	$40,548
Ratio of operating expenses to average net assets	2.47%	2.40%		2.49%	2.55%	2.73%
Ratio of net investment loss to average net assets	(0.01)%	(0.61)%		(0.95)%	(1.22)%	(1.75)%
Portfolio turnover rate	23%	26%		36%	52%	66%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.47%	2.40%		2.49%	2.56%	2.74%

(a)	The Munder Micro–Cap Equity Fund Class B Shares commenced operations on February 24, 1997.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 14.26% for Class B Shares.

28

MICRO-CAP EQUITY FUND(a) (CLASS C)	Year Ended 6/30/07(b) Class C	Year Ended 6/30/06(b) Class C		Year Ended 6/30/05(b) Class C	Year Ended 6/30/04(b) Class C	Year Ended 6/30/03(b) Class C
Net asset value, beginning of period	$42.28	$38.75		$33.15	$22.82	$24.11

Income/(loss) from investment operations:
Net investment loss	0.00 (c)	(0.25)		(0.33)	(0.37)	(0.34)
Net realized and unrealized gain/(loss) on investments	3.05	5.62		5.93	10.69	(0.95)

Total from investment operations	3.05	5.37		5.60	10.32	(1.29)

Less distributions:
Dividends from net investment income	—	—		—	—	—
Distributions from net realized gains	(1.02)	(1.85)		—	—	—

Total distributions	(1.02)	(1.85)		—	—	—

Short-term trading fees	0.00 (c)	0.00	(c)	0.00 (c)	0.01	—

Voluntary contribution from Advisor	—	0.01		—	—	—

Net asset value, end of period	$44.31	$42.28		$38.75	$33.15	$22.82

Total return (d)	7.45%	14.28	%(e)	16.89%	45.20%	(5.35)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$79,373	$101,613		$77,869	$50,341	$25,175
Ratio of operating expenses to average net assets	2.47%	2.40%		2.49%	2.55%	2.73%
Ratio of net investment loss to average net assets	(0.01)%	(0.61)%		(0.92)%	(1.22)%	(1.75)%
Portfolio turnover rate	23%	26%		36%	52%	66%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.47%	2.40%		2.49%	2.56%	2.74%

(a)	The Munder Micro-Cap Equity Fund Class C Shares commenced operations on March 31, 1997.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 14.25% for Class C Shares.

29

MICRO-CAP EQUITY FUND(a) (CLASS K)	Year Ended 6/30/07(b) Class K	Year Ended 6/30/06(b) Class K		Year Ended 6/30/05(b) Class K	Year Ended 6/30/04(b) Class K	Year Ended 6/30/03(b) Class K
Net asset value, beginning of period	$45.40	$41.31		$35.07	$23.96	$25.13

Income/(loss) from investment operation:
Net investment income/(loss)	0.34	0.06		(0.06)	(0.15)	(0.20)
Net realized and unrealized gain/(loss) on investments	3.29	6.01		6.30	11.25	(0.97)

Total from investment operations	3.63	6.07		6.24	11.10	(1.17)

Less distributions:
Dividends from net investment income	(0.21)	(0.14)		—	—	—
Distributions from net realized gains	(1.02)	(1.85)		—	—	—

Total distributions	(1.23)	(1.99)		—	—	—

Short-term trading fees	0.00 (c)	0.00	(c)	0.00 (c)	0.01	—

Voluntary contribution from Advisor	—	0.01		—	—	—

Net asset value, end of period	$47.80	$45.40		$41.31	$35.07	$23.96

Total return (d)	8.28%	15.11	%(e)	17.79%	46.31%	(4.62)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$8,544	$10,309		$9,195	$5,693	$3,989
Ratio of operating expenses to average net assets	1.72%	1.65%		1.74%	1.80%	1.98%
Ratio of net investment income/(loss) to average net assets	0.76%	0.14%		(0.15)%	(0.47)%	(1.00)%
Portfolio turnover rate	23%	26%		36%	52%	66%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.72%	1.65%		1.74%	1.81%	1.99%

(a)	The Munder Micro-Cap Equity Fund Class K Shares commenced operations on December 31, 1996.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated.
(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 15.09% for Class K Shares.

30

MICRO-CAP EQUITY FUND(a) (CLASS R)	Year Ended 6/30/07(b) Class R		Year Ended 6/30/06(b) Class R		Period Ended 6/30/05(b) Class R
Net asset value, beginning of period	$45.28		$41.21		$33.58

Income/(loss) from investment operation:
Net investment income/(loss)	0.22		(0.03)		(0.11)
Net realized and unrealized gain/(loss) on investments	3.30		5.97		7.74

Total from investment operations	3.52		5.94		7.63

Less distributions:
Dividends from net investment income	(0.10)		(0.03)		—
Distributions from net realized gains	(1.02)		(1.85)		—

Total distributions	(1.12)		(1.88)		—

Short-term trading fees	(0.00	)(c)	0.00	(c)	0.00	(c)

Voluntary contribution from Advisor	—		0.01		—

Net asset value, end of period	$47.68		$45.28		$41.21

Total return (d)	8.02%		14.84	%(e)	22.72%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$1,880		$1,936		$912
Ratio of operating expenses to average net assets	1.97%		1.90%		1.99	%(f)
Ratio of net investment income/(loss) to average net assets	0.50%		(0.08)%		(0.31	)%(f)
Portfolio turnover rate	23%		26%		36%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.97%		1.90%		1.99	%(f)

(a)	The Munder Micro-Cap Equity Fund Class R Shares commenced operation on July 29, 2004.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per shares.
(d)	Total return represents aggregate total return for the period indicated.
(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 14.82% for Class R Shares.
(f)	Annualized.

31

MICRO–CAP EQUITY FUND(a) (CLASS Y)	Year Ended 6/30/07(b) Class Y	Year Ended 6/30/06(b) Class Y		Year Ended 6/30/05(b) Class Y	Year Ended 6/30/04(b) Class Y	Year Ended 6/30/03(b) Class Y
Net asset value, beginning of period	$46.37	$42.16		$35.71	$24.34	$25.46

Income/(loss) from investment operations:
Net investment income/(loss)	0.46	0.17		0.08	(0.07)	(0.15)
Net realized and unrealized gain/(loss) on investments	3.38	6.13		6.37	11.43	(0.97)

Total from investment operations	3.84	6.30		6.45	11.36	(1.12)

Less distributions:
Dividends from net investment income	(0.32)	(0.25)		—	—	—
Distributions from net realized gains	(1.02)	(1.85)		—	—	—

Total distributions	(1.34)	(2.10)		—	—	—

Short-term trading fees	0.00 (c)	0.00	(c)	0.00 (c)	0.01	—

Voluntary contribution from Advisor	—	0.01		—	—	—

Net asset value, end of period	$48.87	$46.37		$42.16	$35.71	$24.34

Total return (d)	8.56%	15.39	%(e)	18.06%	46.71%	(4.40)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$29,355	$30,299		$33,865	$9,928	$8,576
Ratio of operating expenses to average net assets	1.47%	1.40%		1.49%	1.55%	1.73%
Ratio of net investment income/(loss) to average net assets	1.01%	0.39%		0.20%	(0.22)%	(0.75)%
Portfolio turnover rate	23%	26%		36%	52%	66%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.47%	1.40%		1.49%	1.56%	1.74%

(a)	The Munder Micro–Cap Equity Fund Class Y Shares commenced operations on December 26, 1996.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated.
(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 15.37% for Class Y Shares.

32

SHAREHOLDER GUIDE

Dated October 31, 2007

The Shareholder Guide provides information regarding the purchase, redemption and exchange of shares of the Munder Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Munder Funds Class A, B, C, I, K, R & Y shares Prospectuses dated October 31, 2007. Not all Funds offer all classes of shares.

HOW TO REACH THE FUNDS

CONTACT SHAREHOLDER SERVICES

For account inquiries or information, literature, forms, etc.:

By telephone:

1-800-438-5789

By mail:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

By overnight delivery:	The Munder Funds

101 Sabin Street Pawtucket, RI 02860

For other inquiries or complaints:

By telephone:

1-800-468-6337

By mail:

The Munder Funds

Attn: Secretary

480 Pierce St. Birmingham, MI 48009

By e-mail:	fundcontact@munder.com

PURCHASE INFORMATION

WHO MAY PURCHASE SHARES

Class A & Class C Shares

All investors are eligible to purchase Class A or Class C shares.

Class B Shares

Class B Shares of the Munder Funds are available for purchase only as follows:

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B shares of a Munder Fund in additional Class B shares of that Fund;

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase Class B shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a

S - 1

trust for which the existing registered owner is the trustee or beneficiary;
-

401(k) retirement plans (and other similar group retirement plans) that offered Class B shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B shares of that Munder Fund and may purchase additional Class B shares of that Fund in existing participant accounts;

-

401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B shares of a Munder Fund as an investment option, may open participant accounts in Class B shares of that Fund; and

-

Any client or customer of a broker, financial intermediary or other financial institution that (i) received a sales presentation within the six months prior to February 28, 2007 that included Class B shares of one or more Munder Funds as an investment option and (ii) was identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B shares of a Munder Fund may purchase Class B shares.

If all Class B shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in this Shareholder Guide, then the shareholder’s account will be closed. Such former holders of Class B shares will not be able to buy additional Class B shares or reopen a Class B shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in this Shareholder Guide.

The Munder Funds reserve the right to revise the scope of the limited offering described above or to change these policies at any time.

Class K Shares

Customers (and their immediate family members) of banks and other institutions that have entered into agreements with the Funds to provide shareholder services for Class K shareholders may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. Financial institutions (or their nominees) acting on behalf of their customers, will normally be the holders of record of Fund shares and will reflect their customers’ beneficial ownership of shares in the account statements provided by them to their customers.

The Funds may refuse any purchase orders from ineligible investors who select Class K shares.

Class R Shares

Investors may purchase Class R shares only through participation in certain programs where program-level or omnibus accounts are held on the books of the Funds, including without limitation:

-	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit

S - 2

sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans; and
-	Managed account programs sponsored by a broker-dealer, registered investment adviser or bank trust department.

The Funds may refuse any purchase orders from ineligible investors who select Class R shares.

Class Y Shares

Only the following investors may purchase Class Y shares:

-

institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; and investment companies);

-	investment advisors, broker-dealers and other financial intermediaries acting for their own accounts or for the accounts of their clients;
-	Trustees and officers of the Munder Funds and their immediate family members;
-	employees and retired employees of the Funds’ investment advisor;
-	Munder Capital Management’s investment advisory clients; and
-	immediate family members of employees of the Funds’ investment advisor.

The Funds may refuse any purchase orders from ineligible investors who select Class Y shares.

Class I Shares

Individual investors and institutional investors may purchase Class I shares.

METHODS FOR PURCHASING SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Intermediary and/or Financial Institution

Any broker, financial intermediary or other financial institution authorized by the Munder Funds or the Funds’ distributor can sell you shares of the Funds. Please note that brokers, financial intermediaries or other financial institutions may charge you fees in connection with purchases of shares. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail

For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

You must also specify the Fund and class of shares you wish to purchase on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase may be refused or you may be invested in Class A shares, if offered.

S - 3

For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for the amount of your investment to the address listed above. We reserve the right to refuse investments of less than $50 and any form of payment, including without limitation cash, temporary checks, credit cards or third-party checks.

By Wire

For new accounts, you must complete, sign and mail an Account Application to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below. To obtain an Account Application, your account number or more information, call (800) 438-5789.

Wire Instructions

Bank ABA/Routing #: 031000053

Bank Account Number: 8606905396

Bank Account Name: The Munder Funds

RFB: (Fund Name and Class)

OBI: (Your Name and Acct #)

You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer (EFT)

For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Account Application with the Banking Information section completed and you must not decline your EFT purchase privilege. Once your account has been established, you can make investments by EFT.

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or visit www.munder.com to establish an Internet login and password for online transactions.

Please note that EFT transactions usually require two days to complete.

Through the Automatic Investment Plan (AIP)

Under an AIP, you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP without notice if your bank account has insufficient funds at the time of a scheduled deduction or for any other reason on 30 days’ written notice to you.

POLICIES FOR PURCHASING SHARES

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial

S - 4

institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

-	Name;

-	Date of birth (for individuals);

-	Residential or business street address (although post office boxes are still permitted for mailing); and

-	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, we may restrict your ability to purchase additional shares of a Fund until your identity is verified. We may also close your account or take other appropriate action if we are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed (less any applicable CDSC). In addition, you will not be entitled to recoup from the Funds any sales charges paid in connection with your purchase of Fund shares. Any otherwise applicable short-term trading fee will not, however, be assessed on accounts that are closed for this reason.

Investment Minimums

(Class A, B & C Shares)

With respect to any Class A, B or C shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class A, Class B and Class C shares is $2,500 per Fund for all accounts, with the following exceptions. The minimum initial investment for all types of Individual Retirement Accounts (IRAs), Education Savings Accounts (ESAs), 403(b), Uniform Gifts to Minors Act (UGMA) and Uniform Transfer to Minors Act (UTMA) accounts is $500. Subsequent investments of less than $50 per Fund for all account types may be refused. If you use the Automatic Investment Plan (AIP), the minimum initial and subsequent investment per Fund is $50.

Investment minimums do not apply to purchases made through eligible retirement plans (or similar group accounts) or eligible wrap-fee programs (or similar programs). For this purpose, “eligible

S - 5

retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees. “Eligible wrap-fee and similar programs” are those which have been approved by an officer of the Fund.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

If you wish to invest more than $50,000, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A or Class C shares. If you wish to invest more than $1 million, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A shares.

Investment Minimums

(Class K & R Shares)

There is no minimum initial or subsequent investment for Class K or Class R shares.

Investment Minimums (Class Y Shares)

With respect to any Class Y shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class Y shares is $1 million per Fund for each Class Y shares account.

A reduced initial investment minimum of $2,500 applies to investments made by clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds.

Investment minimums do not apply to purchases made through eligible retirement plans or similar group accounts. For this purpose, “eligible retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees.

Investment minimums do not apply to clients in wrap-fee programs or other asset-based advisory fee programs, where the sponsor has entered into a written agreement with the Funds to offer Class Y shares through the applicable program.

S - 6

Investment minimums do not apply to investments made by Trustees or officers of the Munder Funds or their immediate family members, employees of Munder Capital Management or their immediate family members, retired officers or employees of Munder Capital Management, or investment advisory clients of Munder Capital Management.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

Investment Minimums (Class I Shares)

Except as provided below, the minimum initial investment for Class I shares is $2 million per Fund for each Class I shares account.

Investment minimums do not apply to accounts held through an intermediary that maintains aggregate assets on behalf of its clients in a Fund equivalent to $10 million or greater and an average account size in the Fund equivalent to $200,000 or greater.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Accounts Below Minimums

For each account that you own, if your investment in Class A, Class B or Class C shares of a Fund does not meet the applicable account minimum, or you cease AIP contributions before reaching the applicable account minimum, you may increase your balance to that level (either by a single investment or through the AIP) or that Fund account may be charged a quarterly servicing fee of $6.

Exemptions from this fee apply to accounts held through brokers, financial intermediaries and other financial institutions that hold shares in street name or omnibus positions or through registered securities clearing agents.

To the extent feasible, we may waive low account balance fees on Class A or Class B shares accounts that do not meet the applicable amount minimum as a result of the par conversion of a Class B shares account to a Class A shares account. In addition, we reserve the right, in our sole discretion, to waive the imposition of this fee.

We further reserve the right, upon 30 days’ advance written notice, to redeem your Class A, Class B or Class C shares account (and forward the redemption proceeds to you) if its value is below the applicable minimum or to redeem your Class Y shares account if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice. Any otherwise applicable contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 30 days of your purchase.

Timing of Orders

Purchase orders must be received by the Funds or an authorized agent of the Funds, such as the Funds’ distributor or transfer agent, authorized dealer or third-party

S - 7

administrator, or other authorized financial intermediary, before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day’s NAV. Purchase orders received after that time will be accepted as of the next business day and will receive the NAV for the next business day.

REDEMPTION INFORMATION

METHODS FOR REDEEMING SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone

If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Funds must receive a redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet

If you did not decline the online redemption privilege on your Account Application and you have established an internet Personal

S - 8

Identification Number (PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

As with redemptions by telephone, the Funds must receive an online redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make internet redemptions from an IRA, ESA or 403(b) account.

Through the Systematic Withdrawal Plan (SWP)

If you have an account value of $5,000 or more in a Fund, you may redeem Class A, Class B or Class C shares on a monthly or quarterly basis. For IRA or 403(b) accounts, you may make redemptions on a monthly, quarterly or annual basis. In either case, the minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds. You may change or cancel a SWP at any time upon notice to the Funds. If you pay a sales charge on the purchase of Class A shares, you should not participate in a SWP. In addition, any applicable CDSC will be charged upon redemption of Class A, Class B or Class C shares.

By Writing a Check

Free checkwriting is available to Class A and Class Y shareholders of the Taxable Income Funds (other than the International Bond Fund), Tax-Free Income Funds and Money Market Funds who complete a Checkwriting Authorization Form and return it to us. Checks that are written in amounts less than $500 may be refused. You may not close a Fund account by writing a check. We may change or terminate this program on 30 days’ advance written notice to you.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent

In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). Please call (800) 438-5789 to determine the requirements for providing other instructions.

If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these methods.

Short-Term Trading Fee

A short-term trading fee may apply to redemptions of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

S - 9

Medallion Signature Guarantee

For your protection, a medallion signature guarantee is required for the following Class A, Class B and Class C redemption requests:

-	redemption proceeds greater than $50,000;
-	redemption proceeds not being made payable to the record owner of the account;
-	redemption proceeds not being mailed to the address of record on the account;
-	redemption proceeds being mailed to address of record that has changed within the last 30 days;
-	redemption proceeds being transferred to another Munder Fund account with a different registration;
-	change in ownership or registration of the account; or
-	changes to banking information without a voided check being supplied.

We reserve the right to require a medallion signature guarantee for other types of redemption requests, including Class K, Class R or Class Y share redemptions.

When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Financial Institutions

Shares held through a financial institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties

During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.

EXCHANGE INFORMATION

METHODS FOR EXCHANGING SHARES

Shareholders may exchange Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

S - 10

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration. All exchange requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

By Telephone

If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

By Internet

If you did not decline the online exchange privilege on your Account Application and you have established an internet Personal Identification Number (PIN), you may exchange shares by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

POLICIES FOR EXCHANGING SHARES

-	You may exchange your Fund shares for shares of the same class of other Munder Funds (if offered) based on their relative NAVs.

-

If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange. When Class A shares of a Munder Fund that were issued without the imposition of a sales charge are exchanged for Class A shares of another Munder Fund, you must pay any applicable sales charge at the time of the exchange unless you otherwise qualify for a waiver of the sales charge.

-

Class A shares of a money market fund that (1) were acquired through the use of the exchange privilege and (2) can be traced back to a purchase of one or more Munder Funds for which a sales charge was paid, may be exchanged for Class A shares of a Fund at NAV.

-	Class A, Class B and Class C shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

-	You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

-	A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

S - 11

-

Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker, financial intermediary or other financial institution or by calling the Munder Funds at (800) 438-5789.

-	Brokers or financial intermediaries may charge you a fee for handling exchanges.

-	We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Short-Term Trading Fee

A short-term trading fee may apply to exchanges of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES

AND REDEMPTIONS

-

We consider purchase, exchange or redemption orders to be in “proper form” when we receive all required information, including properly completed and signed documents. We may reject any requests that are not in proper form.

-	We reserve the right to reject any purchase order, including exchanges from other Munder Funds.

-	At any time, we may change any of our purchase, redemption or exchange practices or privileges, and may suspend the sale of Fund shares.

-	We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

-	To limit the Funds’ expenses, we no longer issue share certificates.

-	We may temporarily stop redeeming shares if:

(i)	the NYSE is closed;

(ii)	trading on the NYSE is restricted;

(iii)	an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

(iv)	the SEC orders the Fund to suspend redemptions.

-

We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor’s account, neither the Funds, Munder Capital Management, the Funds’ distributor nor the Funds’ transfer agent or any of their affiliates, officers or directors will be held responsible for any losses resulting from unauthorized transactions.

-	If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the

S - 12

account. If your account has been set up by a broker, financial intermediary or other financial institution, account activity will be detailed in their statements to you. Brokers, financial intermediaries and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

-	Brokers, financial intermediaries and other financial institutions may charge their customers a processing fee in connection with the purchase or redemption of Fund shares.

-

Normally we send redemption amounts to you on the next business day (but not more than seven days) after we receive your request in proper form, except as described below in the case of shares purchased by check. Same-day processing is available only for the Money Market Funds, provided we receive notice of the trade prior to the applicable cut-off time (see below).

-

If we receive notice of your intent to process a same-day trade and your purchase order for the Cash Investment Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 2:45 p.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 2:45 p.m. (Eastern time), you will receive dividends for that day.

If we receive notice of your intent to process a same-day trade and your purchase order for the Tax-Free Money Market Fund is received in proper form before 11:30 a.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 11:30 a.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 11:30 a.m. (Eastern time), you will receive dividends for that day.

-	We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

SHAREHOLDER PRIVILEGES

Reinstatement Privilege

For 60 days after you sell Class A, Class B or Class C shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge). This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A, B or C shares that were subject to a CDSC when redeemed. The Class A shares purchased under this privilege must be held in an account registered in the same name as the account from which the shares were redeemed and the amount being reinvested must be at least the required minimum investment amount. You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial intermediary must notify the Funds at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

S - 13

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

AND SHORT-TERM TRADING FEE

Policies and Procedures

The Funds are not intended to serve as vehicles for short-term trading. By realizing profits through short-term trading, investors that engage in rapid purchases and sales or exchanges of a Fund’s shares may dilute the value of shares held by long-term investors. Volatility resulting from excessive purchases and sales or exchanges of a Fund’s shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity resulting from market timing. Excessive purchases and sales or exchanges of a Fund’s shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity, which could cause the Fund to incur increased brokerage costs and to realize taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level volatility and investment volatility that is associated with patterns of excessive short-term trading activity. Any increased costs are borne by all Fund shareholders, including long-term investors who do not cause such costs to be incurred. All of these factors may adversely affect Fund performance. Funds investing in securities that are thinly traded, trade infrequently, or are more difficult to value (such as foreign securities, high yield debt securities and small-cap securities) may attract investors seeking to profit from short-term trading strategies that attempt to exploit the special valuation issues applicable to these types of securities to a greater degree than other types of securities. With respect to the Cash Investment Fund, a money market fund that attempts to maintain a stable net asset value, short-term trading does not generally pose the same issue for that Fund as for other Munder Funds.

The Board of Trustees of the Munder Funds has adopted policies and procedures to monitor for, and to discourage and take reasonable steps to prevent or minimize, investors from engaging in frequent purchases and redemptions of shares of the Munder Funds, to the extent deemed reasonable and practicable. The Funds will seek to apply these policies and procedures as uniformly as practicable.

The Munder Funds’ policies and procedures for identifying excessive short-term trading and market timing activities take into account a number of factors, including but not limited to the dollar amount and frequency of Fund trades. For purposes of these monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Pursuant to these policies and procedures, each Fund reserves the right to refuse any purchase or exchange request that, in the view of MCM, could adversely affect any Munder Fund or its operations, including any purchase or exchange request from any individual, group or account that is likely to engage in excessive trading, or any order that may be viewed as market-timing activity. If a Fund refuses a purchase or

S - 14

exchange request from a shareholder and that shareholder deems it necessary to redeem his or her account in the Fund, any CDSC that is applicable to such redemption transaction, as described in the Fund’s prospectus, will be assessed against those redemption proceeds.

The Funds will suspend or terminate any or all exchange privileges or suspend or terminate telephone and/or internet redemption privileges on accounts identified as engaging in excessive short-term trading or market timing activity in order to limit these types of trading practices. The Funds (other than a money market fund) also reserve the right in the future to limit the number of “round trip” exchanges an investor may make into and out of any Fund in order to discourage excessive short-term trading activities.

Although the Funds use a variety of methods to detect and deter excessive trading or market timing, the Funds cannot always know or reasonably detect such trading, particularly if it is facilitated by authorized financial intermediaries or done through omnibus account arrangements. The Funds’ ability to monitor and discourage market timing and excessive trading generally requires the cooperation of financial intermediaries to effectively implement policies and procedures with respect to accounts for which the Funds do not have sufficient identifying information. This cooperation cannot necessarily be assured. To the extent the Funds are able to identify market timing or excessive trading in these accounts, the Funds will use their reasonable and best efforts to uniformly apply their policies and procedures. However, there is no guarantee that this goal will be achieved. Finally, it is important to recognize that “market timing” and “excessive trading” are not clearly defined terms under applicable law. Consequently, trading activities that may not be considered by the management of the Munder Funds to be excessive or market timing could be interpreted differently by others and vice versa.

Short-Term Trading Fee

Consistent with the Funds’ policies and procedures, we may apply a 2% short-term trading fee if you redeem or exchange shares of the Asset Allocation Fund—Balanced, the Equity Funds or the International Bond Fund within 30 days of purchase. The fee will be applied based on net assets at the time of the transaction. Any applicable short-term trading fee is paid directly to the Fund from which you redeem or exchange your shares in order to, among other things, offset the costs of buying and selling securities. The fee, which is intended to discourage short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

The Funds will seek to apply short-term trading fees as uniformly as possible. Where operational limitations restrict the ability of the Funds to impose short-term trading fees or apply certain exemptions from the fees, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of short-term trading fees will vary. To the extent feasible, the following types of transactions will be exempt from short-term trading fees: shares purchased through the automatic reinvestment of dividend and capital gain distributions; shares redeemed to pay account-related fees; shares purchased through an automatic investment program or similar periodic investment plan; transactions associated

S - 15

with the automatic rebalancing of an account; shares purchased as a result of an employer contribution to a qualified retirement plan account; shares redeemed from shareholder accounts liquidated for failure to meet the minimum investment requirement; shares redeemed from a shareholder account for which the identity of the shareholder could not be determined within reasonable time after the account was opened; shares redeemed pursuant to a systematic withdrawal plan or similar periodic withdrawal plan; shares redeemed as part of a loan or hardship withdrawal from a qualified plan; shares redeemed to repay a loan from a qualified retirement account; shares redeemed for payment of involuntary fees; shares redeemed as part of a required distribution from a qualified retirement plan or IRA; shares redeemed upon the death or disability of an owner of record of an account; and any other involuntary redemption and/or exchange transactions, including those required by law or regulation, a regulatory agency, a court order, or as a result of a liquidation of a Fund by the Board of Trustees.

Accounts exempt from the imposition of short-term trading fees are: accounts held through omnibus and plan level retirement accounts for which third-party recordkeepers do not assess redemption fees on such accounts; accounts that hold omnibus share positions for the dealer, and the underlying dealer customer accounts, for which the dealer does not assess redemption fees on such accounts; accounts for which the beneficial owner is an asset allocation fund or funds (or similar pooled investment vehicle) that rebalances no more frequently than quarterly; and wrap fee program accounts for which the program sponsor has entered into a form of fee waiver agreement with the Funds. In addition, we reserve the right to waive the short-term trading fees in certain limited circumstances where the Funds determine the transaction does not pose the risks that the Funds’ policies and procedures are designed to mitigate. Such waivers are subject to the advance written approval of two officers of the Funds and are reported to the Board of Trustees.

S - 16

ADDITIONAL INFORMATION

Information relating to purchases and sales of shares of the Fund is provided in the Shareholder Guide, which is incorporated by reference into (and is considered a part of) this prospectus.

More information about the Fund is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

The Fund’s Statement of Additional Information provides more detail about the Fund and its investment strategies, risks and restrictions. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (and is considered part of) this prospectus.

SHAREHOLDER INQUIRIES:

By e-mail:	fundcontact@munder.com

By telephone:	1-800-468-6337

By mail:	The Munder Funds
Attn: Secretary
480 Pierce Street Birmingham, MI 48009

Distributor: Funds Distributor, Inc.

SEC File Number: 811-21294

TO OBTAIN INFORMATION:

By telephone:	1-800-438-5789

By mail:	The Munder Funds

P.O. Box 9701

Providence, RI 02940-9701

By overnight delivery:	The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

By web:	www.munder.com

You may find more information about the Fund online. This website is not considered part of the prospectus.

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-0102.

PROMICRO1007

Munder Mid-Cap Value Fund

PROSPECTUS

October 31, 2007

Save paper and receive this

document electronically.

Sign up for electronic delivery at

www.munderfunds.com/edelivery

 LOGO

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

CLASS A SHARES

(MAMVX)

CLASS C SHARES

(MCMVX)

CLASS K SHARES

(MKMVX)

CLASS R SHARES

(MRMVX)

CLASS Y SHARES

(MYMVX)

Munder Mid-Cap Value Fund

CLASS A, C, K, R & Y SHARES

This prospectus describes the goal and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on the Fund’s investment strategies and risks, please read the section entitled “More About the Fund.” Certain terms used in this prospectus are defined in the Glossary. Unless this prospectus expressly provides otherwise, each goal, strategy and policy of the Fund may be changed by action of the Board of Trustees without shareholder approval.

GOAL AND PRINCIPAL

INVESTMENT STRATEGIES

Goal

The Fund’s goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal circumstances, at least 80% of its assets in equity securities (i.e., common stocks, preferred stocks, convertible securities and rights and warrants) of mid-capitalization companies. This investment strategy may not be changed without 60 days’ prior notice to shareholders. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.

Mid-capitalization companies are those companies with market capitalizations within the range of companies included in the Russell Midcap® Value Index. The Fund may also invest in equity securities of smaller or larger capitalization companies.

The Fund will usually invest in domestic and, to a lesser extent, foreign equity securities of companies whose stocks the advisor believes trade at a discount to the market, peers and historical levels.

In addition to valuation, the advisor considers these factors, among others, in choosing companies:

-	a high level of profitability;
-	solid management;
-	a strong, competitive market position; or
-	management interests that are aligned with shareholder interests.

The Fund may write covered call options and may invest in exchange-traded funds (ETFs) to manage cash.

1

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund’s portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

-	Stock Market Risk

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

-	Stock Selection Risk

In addition to, or in spite of, the impact of movements in the overall stock market, the value of the Fund’s investments may decline if the particular companies in which the Fund invests do not perform well in the market.

-	Value Investing Risk

Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisors using this approach generally select stocks at prices, in their view, that are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks’ intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

-	Smaller Company Stock Risk

The stocks of small or medium-sized companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume and their issuers are subject to greater degrees of changes in their earnings prospects.

-	Derivatives Risk

The Fund may suffer a loss from its use of options, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Investments in derivatives also entail exposure to the credit risk of the derivative’s counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

2

-	ETF Risk

ETFs are investment companies that are bought and sold on a securities exchange. When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses. The risk of owning an ETF generally reflects the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

-	Foreign Securities Risk

Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ in some cases significantly, from U.S. standards. Foreign securities that are denominated in a foreign currency also are subject to the risk that their values may fluctuate based upon changes in currency exchange rates.

-	Short-Term Trading Risk

Short-term trading may result in increased portfolio turnover. A high portfolio turnover rate (100% or more) could produce trading costs and taxable distributions, which would detract from the Fund’s performance.

3

PERFORMANCE

Performance history will be available for the Fund after it has been in operation for a full calendar year.

4

FEES & EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

SHAREHOLDER FEES paid directly from your investment	Class A Shares	Class C Shares	Class K Shares	Class R Shares		Class Y Shares
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)	5.5%(a)	None	None	None		None
Maximum Contingent Deferred Sales Charge (CDSC) (as a % of the lesser of original purchase price or redemption proceeds)	None(b)	1%(c)	None	None		None
Maximum Sales Charge (load) imposed on reinvested dividends	None	None	None	None		None
Redemption Fees	2%(d)	2%(d)	2%(d)	2%(d)		2%(d)
Exchange Fees	None	None	None	None		None

ANNUAL FUND OPERATING EXPENSES paid from Fund assets (as a % of net assets)	Class A Shares	Class C Shares	Class K Shares	Class R Shares		Class Y Shares
Management Fees	0.75%	0.75%	0.75%	0.75%		0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%	0.50%	(e)	0.00%
Non-12b-1 Service Plan Fees	0.00%	0.00%	0.25%	0.00%		0.00%
Other Expenses (f)	1.19%	1.19%	1.19%	1.19%		1.19%
Acquired Fund Fees and Expenses (g)	0.03%	0.03%	0.03%	0.03%		0.03%

Total Annual Fund Operating Expenses Before Waivers (f)	2.22%	2.97%	2.22%	2.47%		1.97%
Fee Waiver and/or Expense Reimbursement (h)	0.74%	0.74%	0.74%	0.74%		0.74%

Total Net Annual Fund Operating Expenses including Acquired Fund Fees and Expenses (i)(h)	1.48%	2.23%	1.48%	1.73%		1.23%

(a)	The sales charge declines as the amount invested increases.
(b)	A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. If you redeem within one year of purchase Class A shares that were purchased with no initial sales charge as part of an investment of $1 million or more, a 1% CDSC may apply upon redemption.
(c)	The CDSC applies to redemptions of Class C shares within one year of purchase.
(d)	A short-term trading fee of 2% may be assessed on redemptions within 30 days of purchase. The short-term trading fee will not be assessed on accounts that are redeemed within the 30-day period because they do not meet the applicable account minimum or because the Fund is unable to verify the accountholder’s identity within a reasonable time after the account is opened.
(e)	The Fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class R shares that allows the Fund to use up to 1.00% of the average daily net assets attributable to Class R shares of the Fund to pay distribution and other fees in connection with the sale of its Class R shares. However, under the Fund’s Distribution Agreement, such fees are limited to payments at an annual rate equal to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.
(f)	Other Expenses and Total Fund Operating Expenses are based on estimated amounts for the current fiscal year.
(g)	Acquired Fund Fees and Expenses are the pro-rata portion of the fees and expenses charged by any underlying funds in which the Fund may invest, including money market funds and ETFs, and are based on estimated amounts for the current fiscal year.

5

(h)	Pursuant to an Expense Limitation Agreement, MCM has agreed contractually to waive or limit fees or to assume other expenses of the Fund so that, on an annualized basis, the Total Net Annual Operating Expenses (other than taxes, interest, litigation, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and Acquired Fund Fees and Expenses (as interpreted by the U.S. Securities and Exchange Commission from time to time)) do not exceed 1.45% of Class A shares, 2.20% of Class C shares, 1.45% of Class K shares, 1.70% of Class R shares or 1.20% of Class Y shares through at least October 31, 2008. There is no guarantee that the Expense Limitation Agreement (or the Fee Waiver and/or Expense Reimbursement by MCM) will continue after that date or will continue at the currently specified level. In addition, the Fund and MCM have entered into a Fee Waiver and Expense Payment Reimbursement Agreement pursuant to which the Fund (at a later date) may reimburse MCM for the fees it waived or limited and other expenses assumed and paid by MCM pursuant to the Expense Limitation Agreement during any of the prior three fiscal years provided that, among other things, reimbursement to be made to MCM does not cause Total Net Annual Operating Expenses (excluding Acquired Fund Fees and Expenses) of the Fund to exceed the limits stated above and the Board of Trustees has approved in advance such reimbursement payment to MCM.
(i)	Excluding Acquired Fund Fees and Expenses, Total Net Annual Operating Expenses of the Fund’s Class A, Class C, Class K, Class R and Class Y shares would be 1.45%, 2.20%, 1.45%, 1.70% and 1.20%, respectively.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A Shares	Class C Shares*	Class C Shares**	Class K Shares	Class R Shares	Class Y Shares
One Year	$692	$326	$226	$151	$176	$125
Three Years	$1,139	$849	$849	$623	$699	$547

*	Assumes you sold your shares at the end of the time period.
**	Assumes you stayed in the Fund.

6

GLOSSARY

The Glossary explains certain terms used throughout this prospectus.

Convertible Securities are bonds or preferred stocks that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer the Fund a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

Depositary Receipts are U.S. dollar-denominated receipts representing shares of foreign-based corporations and Depositary Shares are shares issued under a deposit agreement representing shares of foreign-based corporations. American Depositary Receipts (ADRs) and American Depositary Shares (ADSs) are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out of the underlying foreign assets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are issued by European financial institutions. New York Registered Shares (NYRs), also known as Guilder Shares since most of the issuing companies are Dutch, are U.S. dollar-denominated certificates issued by foreign companies specifically for the U.S. market.

Equity Securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or may be unlisted.

Warrants are rights to purchase securities at a specified time at a specified price.

Foreign Securities include direct investments in non-U.S. dollar-denominated securities that are traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers that are traded in the U.S. Foreign securities also include indirect investments such as ADRs, ADSs, EDRs and GDRs.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers’ acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. government securities.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

7

MORE ABOUT THE FUND

The following sections provide additional information about the Fund’s principal investment strategies and risks and describe certain other applicable investment strategies and risks of the Fund. The Fund may use other techniques and invest in other securities and is subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Fund’s principal investment strategies and principal risks please read the sections entitled “Goal and Principal Investment Strategies” and “Principal Risks” beginning on page 1 of this prospectus.

FURTHER INFORMATION

REGARDING THE FUND’S

PRINCIPAL INVESTMENT

STRATEGIES AND RISKS

DERIVATIVES

Derivative instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, and forward currency exchange contracts.

-	Investment Strategy

The Fund may, but is not required to, use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another), for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. Hedging may relate to a specific investment, a group of investments, or a Fund’s portfolio as a whole. The Fund will not use derivatives for speculative purposes.

There can be no assurance that the Fund will use derivatives to hedge any particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful.

-	Special Risks

The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss

8

substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

FOREIGN SECURITIES

Foreign securities include direct investments in non-U.S. dollar-denominated securities that are traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers that are traded in the U.S. Foreign securities also include indirect investments such as ADRs, ADSs, EDRs and GDRs.

-	Investment Strategy

The Fund may invest up to 25% of its total assets in foreign securities.

-	Special Risks

Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

Direct investments in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

To the extent the Fund invests in foreign currency-denominated securities, fluctuations in currency exchange rates, which may be significant over short periods of time, will cause the Fund’s net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that the Fund is invested in foreign currency-denominated securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund’s net currency positions may expose it to risks independent of its securities positions.

9

OTHER INVESTMENT STRATEGIES AND RISKS

BORROWING

-	Investment Strategy

The Fund may borrow from banks in an amount up to 33 1/ 3% of the Fund’s assets, including the amount borrowed. The Fund may also issue a note evidencing a temporary loan (i.e., one that must be repaid within 60 days), as long as it does not exceed 5% of the Fund’s total assets.

-	Special Risks

Borrowings by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund’s net asset value will decline in value by proportionately more than the decline in value of the securities.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, the Fund may realize additional income gains or losses.

-	Investment Strategy

The Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 33 1/3% of the value of the Fund’s total assets (including the loan collateral).

-	Special Risks

The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

TEMPORARY AND DEFENSIVE INVESTING

The Fund may invest all or any portion of its assets in short-term obligations, such as U.S. government obligations, high-quality money market instruments, repurchase agreements with maturities of 13 months or less and exchange-traded funds.

-	Investment Strategy

The Fund may invest in short-term obligations, pending investment, in order to meet redemption requests or as a defensive measure in response to adverse market or economic conditions.

-	Special Risks

The Fund may not achieve its investment objective when its assets are invested in short-term obligations.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS

A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

-	Special Risks

Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

10

PUBLICATION OF
PORTFOLIO HOLDINGS

The Fund publishes a complete list of its portfolio holdings as of the end of each calendar month not earlier than 30 days after the end of such month on the Munder Funds website (www.munder.com) under the “All Holdings” link on the Fund’s Profile Page. The three most recent previously published month-end portfolio holdings lists can be accessed through the “Historical All Holdings” link on the Fund’s Profile Page. The Fund may also publish other information on the Fund’s Profile Page relating to its portfolio holdings (e.g., top ten holdings, sector information and other portfolio characteristic data) as of the end of the calendar month not earlier than 15 days after the end of such month. A description of the Fund’s policies and procedures with respect to the disclosure of information regarding the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

YOUR INVESTMENT

PURCHASING SHARES

You may purchase Class A shares of the Fund at the net asset value (NAV) next determined after your purchase order is received in proper form, plus any applicable sales charge.

You may purchase Class C, Class K, Class R or Class Y shares of the Fund at the NAV next determined after your purchase order is received in proper form.

Class K, Class R and Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding eligibility requirements.

Broker-dealers or financial intermediaries (other than the Fund’s distributor) may charge you additional fees for shares you purchase through them.

For information regarding policies and procedures associated with purchasing shares of the Fund, including minimum investment requirements, please see the Shareholder Guide.

EXCHANGING SHARES

You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs.

For information regarding policies and procedures associated with exchanging shares, please see the Shareholder Guide.

REDEEMING SHARES

You may redeem shares at the NAV next determined after your redemption request is received in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC) and/or short-term trading fee.

For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the Shareholder Guide.

11

SHARE CLASS SELECTION

The Fund offers Class A, Class C, Class K, Class R and Class Y shares through this prospectus. A summary comparison of the various classes appears in the table below. Please see the Shareholder Guide for more information regarding each class of shares.

Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase, the intended length of your investment and your eligibility to purchase those shares. In estimating the costs of investing in a particular class of shares, you should consider both ongoing annual expenses, including applicable Rule 12b-1 distribution and service fees and/or other service fees as described in the section entitled “Distribution and Service Fees,” and any initial sales charge or CDSC.

Class A Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement or education savings plan.

Initial Sales Charge	Up to 5.50% (reduced for purchases of $25,000 or more, and eliminated for purchases of $1 million or more and certain categories of investors).

Contingent Deferred Sales Charge	None (except that a 1.00% charge applies on certain redemptions made within one year of a $1 million investment for which no sales charge was paid).

Distribution and/or Service Fees	Rule 12b-1 fees of 0.25% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	None

Conversion Feature	None

Class C Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge	1.00% on redemptions made within one year of purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	$1 million

Conversion Feature	None

12

Class K Shares
Purchase Availability	Available only through selected financial institutions. Not available for direct investment in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Service fees of 0.25% annually.

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	None

Class R Shares
Purchase Availability	May only be purchased through employer-sponsored retirement plans or other similar programs through which group-level investments are made in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Rule 12b-1 fees of 0.50% annually.

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	None

Class Y Shares
Purchase Availability	Available only to institutional investors, investors purchasing through financial intermediaries, investors purchasing through retirement plans that meet certain conditions, and investors with specific relationships with Munder Capital Management or the Munder Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	None

Initial Purchase Minimum	$1 million (reduced or eliminated for certain categories of investors).

Purchase Maximum	None

Conversion Feature	None

13

APPLICABLE SALES CHARGES

Access to the following information is available through the Munder Funds website at www.munder.com under the “Sales Charges and Fees” link on the Fund’s Profile Page.

FRONT-END SALES CHARGE - CLASS A SHARES

You can purchase Class A shares at the offering price, which is the NAV plus an initial sales charge. Shares purchased through reinvestment of distributions are not subject to a sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are as follows:

	Sales Charge* as a Percentage of
	Offering Price %		Net Amount Invested %
Less than $25,000	5.50		5.82
$25,000 but less than $50,000	5.25		5.54
$50,000 but less than $100,000	4.50		4.71
$100,000 but less than $250,000	3.50		3.63
$250,000 but less than $500,000	2.50		2.56
$500,000 but less than $1,000,000	1.50		1.52
$1,000,000 or more	None	**	None	**

*	Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.
**	No initial sales charge applies on investments of $1 million or more; however, a CDSC of 1% is imposed on certain redemptions within one year of purchase.

SALES CHARGE WAIVERS AND REDUCTIONS - CLASS A SHARES

General

We will waive the initial sales charge on Class A shares for the following types of purchasers:

1.    investors that have an investment account with the Fund’s investment advisor;

2.    full-time employees and retired employees of the Fund’s investment advisor or its affiliates, employees of the Fund’s service providers, and immediate family members of the foregoing persons;

3.    registered broker-dealers, financial intermediaries or, their agents that have entered into selling agreements with the Fund’s distributor, if the shares are (a) purchased for their own accounts, (b) purchased for retirement plans of their employees or (c) sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;

4.    qualified employee benefit plans, employer-sponsored retirement plans and other employer-sponsored plans or accounts that meet certain criteria established by the Funds;

5.    individuals who reinvest distributions from a qualified retirement plan managed by the Fund’s investment advisor;

14

6.    individuals who reinvest the proceeds of redemptions from Class K or Class Y shares of another Munder Fund within 60 days of redemption;

7.    banks, trust companies and other financial institutions that trade for the accounts of their clients through the NSCC’s Trust Fund/SERV system;

8.    fee-based financial intermediaries or employee benefit plan consultants acting for the accounts of their clients; and

9.    qualified education savings plans established in accordance with Section 529 of the Internal Revenue Code.

You should inform the Funds or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies. The Funds or your broker or other financial intermediary may request additional information in order to verify your eligibility for the waiver.

For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions

You may qualify for reduced sales charges in the following cases:

Letter of Intent

If, over a 13-month period, you intend to purchase Class A shares of one or more Munder Funds that, in the aggregate, will total over $25,000, we will apply a sales charge to each of your purchases based on the aggregate level of investment. Sales charge reductions for Equity Funds (except the Index 500 Fund) begin when aggregate investments exceed $25,000. For the Index 500 Fund and all other Munder Funds, sales charge reductions begin when aggregate investments exceed $100,000.

To qualify, you must complete the Letter of Intent section of your Account Application or contact your broker or financial intermediary. By doing so, you indicate your non-binding intent to invest a certain amount over a 13-month period. Any sales charge on Class A shares you purchase during the 13 months will then be based on the total amount specified in your Letter of Intent. You can apply the market value of any class of shares of non-money market Munder Funds you own at the time you establish your Letter of Intent toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid on purchasing any such eligible shares). You should inform the Funds that you have a Letter of Intent each time you make an investment.

Although you are not obligated to purchase the amount specified in your Letter of Intent, if you purchase less than the amount specified, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made.

Right of Accumulation

For purposes of calculating the sales charge applicable at the time of a Class A shares purchase an individual shareholder may combine certain holdings and purchases, as described below. You may add to the amount of the purchase the market value of any class of shares of non-money market Munder Funds (regardless of the amount of any sales charge paid on such shares) already owned by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. When calculating the sales charge, you may also combine purchases of

15

any class of shares of non-money market Munder Funds that are made by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary.

If you purchase shares directly from the Munder Funds, you should notify us to ensure you receive the proper reduction. If you purchase shares through a broker or other financial intermediary, you should consult with your broker or financial intermediary prior to making a purchase.

Additional Information

In order to obtain a sales charge reduction under a Letter of Intent or Right of Accumulation, you should inform the Funds or your broker or other financial intermediary at the time of purchase of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales charge reduction. You also may need to provide the Funds or your broker or other financial intermediary information such as account statements in order to verify your eligibility for the sales charge reduction. This may include, if applicable, information or records regarding:

-	shares of the Munder Fund(s) held in all accounts you may have with a broker or another financial intermediary; and
-	shares of the Munder Fund(s) held at any financial intermediary in accounts of family members, such as your spouse or minor children.

For further information on sales charge reductions, call (800) 438-5789.

CDSCs

You are subject to a CDSC when you redeem:

-	Class A shares purchased within one year of redemption as part of an investment of $1 million or more if a sales commission was paid at the time of investment; or
-	Class C shares within one year of buying them.

These time periods include the time you held Class A or Class C shares of another Munder Fund which you may have exchanged for Class A or Class C shares of the Mid-Cap Value Fund.

The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC.

The CDSC for Class A shares and Class C shares, if applicable, is 1.00%.

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 per share (for a total cost of $10,000). Three and one-half years later, assume the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, i.e, 500 shares x $12 per share), the first 100 shares redeemed

16

will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate for redemptions made within four years of purchase).

CDSC WAIVERS

We will waive any otherwise applicable CDSC payable upon redemptions of Class C shares for:

-	redemptions made within one year after the death or permanent disability (as defined by the Social Security Administration) of a named owner in the account registration; and
-	minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2.

Other waivers of the CDSC on Class C shares may apply. Please see the Fund’s Statement of Additional Information or call (800) 438-5789 for more details.

DISTRIBUTION AND SERVICE FEES

DISTRIBUTION AND SERVICE PLAN FEES

The Fund has a Distribution and Service Plan with respect to its Class A, Class C, Class K and Class R shares. The Plan permits the Fund to pay distribution and other fees for the sale of Class A, Class C and Class R shares and for services provided to shareholders of Class A, Class C, Class K and Class R shares.

Payments made under the Plan by Class A, Class C and Class R shares, but not payments under the Plan by Class K shares, are made pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Fund may pay up to 0.25% of the average daily net assets of the Fund attributable to Class A, Class C, Class K and Class R shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.75% of the average daily net assets of the Fund attributable to Class C and Class R shares to finance activities relating to the distribution of those shares. However, under the Fund’s Distribution Agreement, the distribution and service fees payable with respect to the Class R shares are limited to payments at an annual rate equal to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.

Because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A, Class C, Class K and Class R shares of the Fund, and may cost you more than paying other types of sales charges.

OTHER PAYMENTS TO THIRD PARTIES

In addition to paying fees under the Fund’s Distribution and Service Plan, the Fund

17

may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor, for sub- administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Fund’s advisor or distributor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non- cash compensation to intermediaries who sell shares of the Fund, including affiliates of the advisor. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service and other fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Fund’s advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

In addition, while the Fund’s distributor typically pays to intermediaries most of the front-end sales charge applicable to sales of Fund shares by such intermediaries, the Fund’s distributor may on occasion pay the entire front-end sales charge to such intermediaries. For more information regarding these arrangements, please read “Additional Compensation Paid to Intermediaries” in the Statement of Additional Information.

From time to time, the Fund’s advisor or distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

VALUING FUND SHARES

The Fund’s NAV is calculated each day on which the New York Stock Exchange (NYSE) is open. The NAV per share is the value of a single Fund share. The Fund calculates NAV separately for each class. NAV is calculated by:

(1)	taking the total value of the Fund’s assets allocated to a particular class of shares,
(2)	subtracting the liabilities and expenses charged to that class, and
(3)	dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the Fund will accelerate its NAV calculation and transaction deadlines to that time.

18

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Because foreign markets may be open at different times and on different days than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell their shares. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. (Eastern Time).

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation should a significant event occur subsequent to the close of the foreign securities exchanges. The Fund may also fair value its foreign securities when a particular foreign market is closed but the Fund is open. This policy is intended to assure the Fund’s NAV appropriately reflects securities’ values at the time of pricing.

Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country specific information. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

19

In accordance with procedures established by the Board of Trustees to fair value the Fund’s securities, the advisor has established a pricing committee to serve as its formal oversight body for the valuation of the Fund’s securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees of the Fund at the next regularly scheduled quarterly meeting of the Board.

DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund’s net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund declares and pays dividend distributions, if any, at least annually.

The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital, generally a non-taxable distribution to the extent of (and in reduction of) a shareholder’s basis in the Fund. You should treat any such distribution in excess of your basis in your shares as gain from a sale or exchange of the shares.

The Fund will generally pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application or notify the Fund by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS

Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be

20

taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Current law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on certain corporate stock. A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. The lower tax rates on long-term capital gains and qualifying dividends are currently scheduled to expire after 2010.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES OR EXCHANGES

If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you may, subject to certain restrictions, recognize a taxable loss on the sale of shares of the Fund.

OTHER CONSIDERATIONS

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

21

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

Founded in 1985, Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009, is the investment advisor of the Fund. As of June 30, 2007 MCM had approximately $29.6 billion in assets under management, made up of $12.3 billion in actively managed equity securities, $5.6 billion in fixed income securities and $11.7 billion in cash management assets.

MCM provides overall investment management for the Fund, and research and credit analysis concerning the Fund’s portfolio securities and is responsible for all purchases and sales of portfolio securities.

The advisory fee for the Fund is paid at an annual rate of 0.75% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund will be available in the Fund’s Semi-Annual Report dated December 31, 2007.

PORTFOLIO MANAGEMENT TEAM

A team of professionals employed by MCM jointly makes investment decisions for the Fund. The team consists of Robert E. Crosby, Julie R. Hollinshead, John F. Kreiter, John P. Richardson and Joseph W. Skornicka.

Robert E. Crosby, CFA, Senior Portfolio Manager, has been a member of the Fund’s portfolio management team since its inception. He also is a member of the portfolio management teams for the Munder Asset Allocation Fund-Balanced, the Munder Micro-Cap Equity Fund, the Munder Real Estate Equity Investment Fund, the Munder Small-Cap Value Fund the Munder Small-Mid Cap Fund and the Munder Small-Mid Cap 130/30 Fund as well as separately managed accounts in MCM’s REIT, small-cap value, micro-cap and mid-cap/small-cap blend disciplines. Mr. Crosby joined the portfolio management teams for the Munder Small-Mid Cap 130/30 Fund at its inception in September 2007 and for the Munder Asset Allocation Fund-Balanced, Munder Micro-Cap Equity and Munder Small-Mid Cap Funds in 2005. Prior to joining the Small-Cap Value Fund’s portfolio management team in June 2003, Mr. Crosby consulted with team members on certain types of investments, particularly REITs and energy stocks. Mr. Crosby has managed or co-managed the Munder Real Estate Equity Investment Fund (a REIT fund) since 1998. He also served as co-manager of the Munder Energy Fund from late 2001 through early 2003. Prior to 1998, Mr. Crosby was primary analyst on the Munder Real Estate Equity Investment Fund and an equity analyst specializing in energy, finance and capital goods. Mr. Crosby joined MCM in 1993.

Julie R. Hollinshead, CFA, Senior Portfolio Manager, has been a member of the Fund’s portfolio management team since its inception. She also has been a member of the portfolio management teams for the Munder Micro-Cap Equity Fund since 2003 and the Munder Small-Cap Value Fund since 2003. Ms. Hollinshead also has been a member of the portfolio management teams for separately managed accounts in MCM’s small-capitalization value, mid-cap/small-cap blend and micro-cap investment disciplines

22

since 2003. From 2001 to 2003, she was a Senior Analyst providing idea generation and research support for MCM’s small-capitalization value and micro-cap investment disciplines. From 1995 to 2001, she was an equity analyst specializing in the consumer and industrial sectors for MCM.

John F. Kreiter, CFA, Senior Portfolio Manager, has been a member of the Fund’s portfolio management team since its inception. Mr. Kreiter has also been a member of the portfolio management teams for the Munder Energy Fund since 2003 and the Munder Large-Cap Value Fund since 2001, as well as a member of the portfolio management teams for MCM’s large-cap value and core value investment disciplines, assisting with portfolio strategy and administration. From 1995 to 2001, Mr. Kreiter worked in equity research at MCM.

John P. Richardson, CFA, Director, Small-Cap Equity and Senior Portfolio Manager, has been a member of the Fund’s portfolio management team since its inception. He is also a member of the portfolio management teams for all mutual fund and separately managed accounts in MCM’s small-capitalization value, micro-cap and mid- cap/small-cap blend investment disciplines. Mr. Richardson has been a member of the portfolio management teams for the Munder Micro-Cap Equity Fund since 2002 and the Munder Small-Cap Value Fund since 1999. Before these assignments, Mr. Richardson spent a decade managing MCM’s Growth at a Reasonable Price (GARP) equity portfolios. Mr. Richardson is one of the founders of MCM, having joined the company shortly after its inception in 1985.

Joseph W. Skornicka, CFA, Senior Portfolio Manager, has been a member of the Fund’s portfolio management team since its inception. Mr. Skornicka has also been a member of the portfolio management teams for the Munder Large- Cap Value Fund since 2004 and the Munder Asset Allocation Fund-Balanced since 2006. He is also a member of the team responsible for managing the large-capitalization value and core value investment disciplines at MCM, and provides idea generation and research support in the financials sector for other equity disciplines at MCM. Mr. Skornicka rejoined MCM in November 2004, having previously been a senior equity analyst specializing in financial services at MCM from 1995 to 2001. He was a vice president and portfolio manager at INVESCO-Denver from 2001 to 2004.

Additional information about the compensation of members of the portfolio management team, other accounts managed by these individuals, and their ownership of securities in the Fund is available in the Fund’s Statement of Additional Information.

23

FINANCIAL HIGHLIGHTS

The Fund commenced operations on September 4, 2007. As a result, there are no financial highlights for the Fund. Our website, www.munder.com will contain the Fund’s most recent semi-annual and annual reports when they become available. You may also obtain the semi-annual and annual reports, when available, and Statement of Additional Information without charge by calling (800) 438-5789.

24

SHAREHOLDER GUIDE

Dated October 31, 2007

The Shareholder Guide provides information regarding the purchase, redemption and exchange of shares of the Munder Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Munder Funds Class A, B, C, I, K, R & Y shares Prospectuses dated October 31, 2007. Not all Funds offer all classes of shares.

HOW TO REACH THE FUNDS

CONTACT SHAREHOLDER SERVICES

For account inquiries or information, literature, forms, etc.:

By telephone:

1-800-438-5789

By mail:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

By overnight delivery:	The Munder Funds

101 Sabin Street Pawtucket, RI 02860

For other inquiries or complaints:

By telephone:

1-800-468-6337

By mail:

The Munder Funds

Attn: Secretary

480 Pierce St. Birmingham, MI 48009

By e-mail:	fundcontact@munder.com

PURCHASE INFORMATION

WHO MAY PURCHASE SHARES

Class A & Class C Shares

All investors are eligible to purchase Class A or Class C shares.

Class B Shares

Class B Shares of the Munder Funds are available for purchase only as follows:

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B shares of a Munder Fund in additional Class B shares of that Fund;

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase Class B shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a

S - 1

trust for which the existing registered owner is the trustee or beneficiary;
-

401(k) retirement plans (and other similar group retirement plans) that offered Class B shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B shares of that Munder Fund and may purchase additional Class B shares of that Fund in existing participant accounts;

-

401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B shares of a Munder Fund as an investment option, may open participant accounts in Class B shares of that Fund; and

-

Any client or customer of a broker, financial intermediary or other financial institution that (i) received a sales presentation within the six months prior to February 28, 2007 that included Class B shares of one or more Munder Funds as an investment option and (ii) was identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B shares of a Munder Fund may purchase Class B shares.

If all Class B shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in this Shareholder Guide, then the shareholder’s account will be closed. Such former holders of Class B shares will not be able to buy additional Class B shares or reopen a Class B shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in this Shareholder Guide.

The Munder Funds reserve the right to revise the scope of the limited offering described above or to change these policies at any time.

Class K Shares

Customers (and their immediate family members) of banks and other institutions that have entered into agreements with the Funds to provide shareholder services for Class K shareholders may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. Financial institutions (or their nominees) acting on behalf of their customers, will normally be the holders of record of Fund shares and will reflect their customers’ beneficial ownership of shares in the account statements provided by them to their customers.

The Funds may refuse any purchase orders from ineligible investors who select Class K shares.

Class R Shares

Investors may purchase Class R shares only through participation in certain programs where program-level or omnibus accounts are held on the books of the Funds, including without limitation:

-	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit

S - 2

sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans; and
-	Managed account programs sponsored by a broker-dealer, registered investment adviser or bank trust department.

The Funds may refuse any purchase orders from ineligible investors who select Class R shares.

Class Y Shares

Only the following investors may purchase Class Y shares:

-

institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; and investment companies);

-	investment advisors, broker-dealers and other financial intermediaries acting for their own accounts or for the accounts of their clients;
-	Trustees and officers of the Munder Funds and their immediate family members;
-	employees and retired employees of the Funds’ investment advisor;
-	Munder Capital Management’s investment advisory clients; and
-	immediate family members of employees of the Funds’ investment advisor.

The Funds may refuse any purchase orders from ineligible investors who select Class Y shares.

Class I Shares

Individual investors and institutional investors may purchase Class I shares.

METHODS FOR PURCHASING SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Intermediary and/or Financial Institution

Any broker, financial intermediary or other financial institution authorized by the Munder Funds or the Funds’ distributor can sell you shares of the Funds. Please note that brokers, financial intermediaries or other financial institutions may charge you fees in connection with purchases of shares. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail

For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

You must also specify the Fund and class of shares you wish to purchase on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase may be refused or you may be invested in Class A shares, if offered.

S - 3

For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for the amount of your investment to the address listed above. We reserve the right to refuse investments of less than $50 and any form of payment, including without limitation cash, temporary checks, credit cards or third-party checks.

By Wire

For new accounts, you must complete, sign and mail an Account Application to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below. To obtain an Account Application, your account number or more information, call (800) 438-5789.

Wire Instructions

Bank ABA/Routing #: 031000053

Bank Account Number: 8606905396

Bank Account Name: The Munder Funds

RFB: (Fund Name and Class)

OBI: (Your Name and Acct #)

You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer (EFT)

For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Account Application with the Banking Information section completed and you must not decline your EFT purchase privilege. Once your account has been established, you can make investments by EFT.

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or visit www.munder.com to establish an Internet login and password for online transactions.

Please note that EFT transactions usually require two days to complete.

Through the Automatic Investment Plan (AIP)

Under an AIP, you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP without notice if your bank account has insufficient funds at the time of a scheduled deduction or for any other reason on 30 days’ written notice to you.

POLICIES FOR PURCHASING SHARES

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial

S - 4

institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

-	Name;

-	Date of birth (for individuals);

-	Residential or business street address (although post office boxes are still permitted for mailing); and

-	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, we may restrict your ability to purchase additional shares of a Fund until your identity is verified. We may also close your account or take other appropriate action if we are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed (less any applicable CDSC). In addition, you will not be entitled to recoup from the Funds any sales charges paid in connection with your purchase of Fund shares. Any otherwise applicable short-term trading fee will not, however, be assessed on accounts that are closed for this reason.

Investment Minimums

(Class A, B & C Shares)

With respect to any Class A, B or C shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class A, Class B and Class C shares is $2,500 per Fund for all accounts, with the following exceptions. The minimum initial investment for all types of Individual Retirement Accounts (IRAs), Education Savings Accounts (ESAs), 403(b), Uniform Gifts to Minors Act (UGMA) and Uniform Transfer to Minors Act (UTMA) accounts is $500. Subsequent investments of less than $50 per Fund for all account types may be refused. If you use the Automatic Investment Plan (AIP), the minimum initial and subsequent investment per Fund is $50.

Investment minimums do not apply to purchases made through eligible retirement plans (or similar group accounts) or eligible wrap-fee programs (or similar programs). For this purpose, “eligible

S - 5

retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees. “Eligible wrap-fee and similar programs” are those which have been approved by an officer of the Fund.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

If you wish to invest more than $50,000, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A or Class C shares. If you wish to invest more than $1 million, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A shares.

Investment Minimums

(Class K & R Shares)

There is no minimum initial or subsequent investment for Class K or Class R shares.

Investment Minimums (Class Y Shares)

With respect to any Class Y shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class Y shares is $1 million per Fund for each Class Y shares account.

A reduced initial investment minimum of $2,500 applies to investments made by clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds.

Investment minimums do not apply to purchases made through eligible retirement plans or similar group accounts. For this purpose, “eligible retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees.

Investment minimums do not apply to clients in wrap-fee programs or other asset-based advisory fee programs, where the sponsor has entered into a written agreement with the Funds to offer Class Y shares through the applicable program.

S - 6

Investment minimums do not apply to investments made by Trustees or officers of the Munder Funds or their immediate family members, employees of Munder Capital Management or their immediate family members, retired officers or employees of Munder Capital Management, or investment advisory clients of Munder Capital Management.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

Investment Minimums (Class I Shares)

Except as provided below, the minimum initial investment for Class I shares is $2 million per Fund for each Class I shares account.

Investment minimums do not apply to accounts held through an intermediary that maintains aggregate assets on behalf of its clients in a Fund equivalent to $10 million or greater and an average account size in the Fund equivalent to $200,000 or greater.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Accounts Below Minimums

For each account that you own, if your investment in Class A, Class B or Class C shares of a Fund does not meet the applicable account minimum, or you cease AIP contributions before reaching the applicable account minimum, you may increase your balance to that level (either by a single investment or through the AIP) or that Fund account may be charged a quarterly servicing fee of $6.

Exemptions from this fee apply to accounts held through brokers, financial intermediaries and other financial institutions that hold shares in street name or omnibus positions or through registered securities clearing agents.

To the extent feasible, we may waive low account balance fees on Class A or Class B shares accounts that do not meet the applicable amount minimum as a result of the par conversion of a Class B shares account to a Class A shares account. In addition, we reserve the right, in our sole discretion, to waive the imposition of this fee.

We further reserve the right, upon 30 days’ advance written notice, to redeem your Class A, Class B or Class C shares account (and forward the redemption proceeds to you) if its value is below the applicable minimum or to redeem your Class Y shares account if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice. Any otherwise applicable contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 30 days of your purchase.

Timing of Orders

Purchase orders must be received by the Funds or an authorized agent of the Funds, such as the Funds’ distributor or transfer agent, authorized dealer or third-party

S - 7

administrator, or other authorized financial intermediary, before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day’s NAV. Purchase orders received after that time will be accepted as of the next business day and will receive the NAV for the next business day.

REDEMPTION INFORMATION

METHODS FOR REDEEMING SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone

If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Funds must receive a redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet

If you did not decline the online redemption privilege on your Account Application and you have established an internet Personal

S - 8

Identification Number (PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

As with redemptions by telephone, the Funds must receive an online redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make internet redemptions from an IRA, ESA or 403(b) account.

Through the Systematic Withdrawal Plan (SWP)

If you have an account value of $5,000 or more in a Fund, you may redeem Class A, Class B or Class C shares on a monthly or quarterly basis. For IRA or 403(b) accounts, you may make redemptions on a monthly, quarterly or annual basis. In either case, the minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds. You may change or cancel a SWP at any time upon notice to the Funds. If you pay a sales charge on the purchase of Class A shares, you should not participate in a SWP. In addition, any applicable CDSC will be charged upon redemption of Class A, Class B or Class C shares.

By Writing a Check

Free checkwriting is available to Class A and Class Y shareholders of the Taxable Income Funds (other than the International Bond Fund), Tax-Free Income Funds and Money Market Funds who complete a Checkwriting Authorization Form and return it to us. Checks that are written in amounts less than $500 may be refused. You may not close a Fund account by writing a check. We may change or terminate this program on 30 days’ advance written notice to you.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent

In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). Please call (800) 438-5789 to determine the requirements for providing other instructions.

If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these methods.

Short-Term Trading Fee

A short-term trading fee may apply to redemptions of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

S - 9

Medallion Signature Guarantee

For your protection, a medallion signature guarantee is required for the following Class A, Class B and Class C redemption requests:

-	redemption proceeds greater than $50,000;
-	redemption proceeds not being made payable to the record owner of the account;
-	redemption proceeds not being mailed to the address of record on the account;
-	redemption proceeds being mailed to address of record that has changed within the last 30 days;
-	redemption proceeds being transferred to another Munder Fund account with a different registration;
-	change in ownership or registration of the account; or
-	changes to banking information without a voided check being supplied.

We reserve the right to require a medallion signature guarantee for other types of redemption requests, including Class K, Class R or Class Y share redemptions.

When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Financial Institutions

Shares held through a financial institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties

During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.

EXCHANGE INFORMATION

METHODS FOR EXCHANGING SHARES

Shareholders may exchange Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

S - 10

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration. All exchange requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

By Telephone

If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

By Internet

If you did not decline the online exchange privilege on your Account Application and you have established an internet Personal Identification Number (PIN), you may exchange shares by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

POLICIES FOR EXCHANGING SHARES

-	You may exchange your Fund shares for shares of the same class of other Munder Funds (if offered) based on their relative NAVs.

-

If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange. When Class A shares of a Munder Fund that were issued without the imposition of a sales charge are exchanged for Class A shares of another Munder Fund, you must pay any applicable sales charge at the time of the exchange unless you otherwise qualify for a waiver of the sales charge.

-

Class A shares of a money market fund that (1) were acquired through the use of the exchange privilege and (2) can be traced back to a purchase of one or more Munder Funds for which a sales charge was paid, may be exchanged for Class A shares of a Fund at NAV.

-	Class A, Class B and Class C shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

-	You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

-	A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

S - 11

-

Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker, financial intermediary or other financial institution or by calling the Munder Funds at (800) 438-5789.

-	Brokers or financial intermediaries may charge you a fee for handling exchanges.

-	We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Short-Term Trading Fee

A short-term trading fee may apply to exchanges of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES

AND REDEMPTIONS

-

We consider purchase, exchange or redemption orders to be in “proper form” when we receive all required information, including properly completed and signed documents. We may reject any requests that are not in proper form.

-	We reserve the right to reject any purchase order, including exchanges from other Munder Funds.

-	At any time, we may change any of our purchase, redemption or exchange practices or privileges, and may suspend the sale of Fund shares.

-	We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

-	To limit the Funds’ expenses, we no longer issue share certificates.

-	We may temporarily stop redeeming shares if:

(i)	the NYSE is closed;

(ii)	trading on the NYSE is restricted;

(iii)	an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

(iv)	the SEC orders the Fund to suspend redemptions.

-

We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor’s account, neither the Funds, Munder Capital Management, the Funds’ distributor nor the Funds’ transfer agent or any of their affiliates, officers or directors will be held responsible for any losses resulting from unauthorized transactions.

-	If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the

S - 12

account. If your account has been set up by a broker, financial intermediary or other financial institution, account activity will be detailed in their statements to you. Brokers, financial intermediaries and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

-	Brokers, financial intermediaries and other financial institutions may charge their customers a processing fee in connection with the purchase or redemption of Fund shares.

-

Normally we send redemption amounts to you on the next business day (but not more than seven days) after we receive your request in proper form, except as described below in the case of shares purchased by check. Same-day processing is available only for the Money Market Funds, provided we receive notice of the trade prior to the applicable cut-off time (see below).

-

If we receive notice of your intent to process a same-day trade and your purchase order for the Cash Investment Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 2:45 p.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 2:45 p.m. (Eastern time), you will receive dividends for that day.

If we receive notice of your intent to process a same-day trade and your purchase order for the Tax-Free Money Market Fund is received in proper form before 11:30 a.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 11:30 a.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 11:30 a.m. (Eastern time), you will receive dividends for that day.

-	We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

SHAREHOLDER PRIVILEGES

Reinstatement Privilege

For 60 days after you sell Class A, Class B or Class C shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge). This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A, B or C shares that were subject to a CDSC when redeemed. The Class A shares purchased under this privilege must be held in an account registered in the same name as the account from which the shares were redeemed and the amount being reinvested must be at least the required minimum investment amount. You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial intermediary must notify the Funds at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

S - 13

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

AND SHORT-TERM TRADING FEE

Policies and Procedures

The Funds are not intended to serve as vehicles for short-term trading. By realizing profits through short-term trading, investors that engage in rapid purchases and sales or exchanges of a Fund’s shares may dilute the value of shares held by long-term investors. Volatility resulting from excessive purchases and sales or exchanges of a Fund’s shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity resulting from market timing. Excessive purchases and sales or exchanges of a Fund’s shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity, which could cause the Fund to incur increased brokerage costs and to realize taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level volatility and investment volatility that is associated with patterns of excessive short-term trading activity. Any increased costs are borne by all Fund shareholders, including long-term investors who do not cause such costs to be incurred. All of these factors may adversely affect Fund performance. Funds investing in securities that are thinly traded, trade infrequently, or are more difficult to value (such as foreign securities, high yield debt securities and small-cap securities) may attract investors seeking to profit from short-term trading strategies that attempt to exploit the special valuation issues applicable to these types of securities to a greater degree than other types of securities. With respect to the Cash Investment Fund, a money market fund that attempts to maintain a stable net asset value, short-term trading does not generally pose the same issue for that Fund as for other Munder Funds.

The Board of Trustees of the Munder Funds has adopted policies and procedures to monitor for, and to discourage and take reasonable steps to prevent or minimize, investors from engaging in frequent purchases and redemptions of shares of the Munder Funds, to the extent deemed reasonable and practicable. The Funds will seek to apply these policies and procedures as uniformly as practicable.

The Munder Funds’ policies and procedures for identifying excessive short-term trading and market timing activities take into account a number of factors, including but not limited to the dollar amount and frequency of Fund trades. For purposes of these monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Pursuant to these policies and procedures, each Fund reserves the right to refuse any purchase or exchange request that, in the view of MCM, could adversely affect any Munder Fund or its operations, including any purchase or exchange request from any individual, group or account that is likely to engage in excessive trading, or any order that may be viewed as market-timing activity. If a Fund refuses a purchase or

S - 14

exchange request from a shareholder and that shareholder deems it necessary to redeem his or her account in the Fund, any CDSC that is applicable to such redemption transaction, as described in the Fund’s prospectus, will be assessed against those redemption proceeds.

The Funds will suspend or terminate any or all exchange privileges or suspend or terminate telephone and/or internet redemption privileges on accounts identified as engaging in excessive short-term trading or market timing activity in order to limit these types of trading practices. The Funds (other than a money market fund) also reserve the right in the future to limit the number of “round trip” exchanges an investor may make into and out of any Fund in order to discourage excessive short-term trading activities.

Although the Funds use a variety of methods to detect and deter excessive trading or market timing, the Funds cannot always know or reasonably detect such trading, particularly if it is facilitated by authorized financial intermediaries or done through omnibus account arrangements. The Funds’ ability to monitor and discourage market timing and excessive trading generally requires the cooperation of financial intermediaries to effectively implement policies and procedures with respect to accounts for which the Funds do not have sufficient identifying information. This cooperation cannot necessarily be assured. To the extent the Funds are able to identify market timing or excessive trading in these accounts, the Funds will use their reasonable and best efforts to uniformly apply their policies and procedures. However, there is no guarantee that this goal will be achieved. Finally, it is important to recognize that “market timing” and “excessive trading” are not clearly defined terms under applicable law. Consequently, trading activities that may not be considered by the management of the Munder Funds to be excessive or market timing could be interpreted differently by others and vice versa.

Short-Term Trading Fee

Consistent with the Funds’ policies and procedures, we may apply a 2% short-term trading fee if you redeem or exchange shares of the Asset Allocation Fund—Balanced, the Equity Funds or the International Bond Fund within 30 days of purchase. The fee will be applied based on net assets at the time of the transaction. Any applicable short-term trading fee is paid directly to the Fund from which you redeem or exchange your shares in order to, among other things, offset the costs of buying and selling securities. The fee, which is intended to discourage short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

The Funds will seek to apply short-term trading fees as uniformly as possible. Where operational limitations restrict the ability of the Funds to impose short-term trading fees or apply certain exemptions from the fees, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of short-term trading fees will vary. To the extent feasible, the following types of transactions will be exempt from short-term trading fees: shares purchased through the automatic reinvestment of dividend and capital gain distributions; shares redeemed to pay account-related fees; shares purchased through an automatic investment program or similar periodic investment plan; transactions associated

S - 15

with the automatic rebalancing of an account; shares purchased as a result of an employer contribution to a qualified retirement plan account; shares redeemed from shareholder accounts liquidated for failure to meet the minimum investment requirement; shares redeemed from a shareholder account for which the identity of the shareholder could not be determined within reasonable time after the account was opened; shares redeemed pursuant to a systematic withdrawal plan or similar periodic withdrawal plan; shares redeemed as part of a loan or hardship withdrawal from a qualified plan; shares redeemed to repay a loan from a qualified retirement account; shares redeemed for payment of involuntary fees; shares redeemed as part of a required distribution from a qualified retirement plan or IRA; shares redeemed upon the death or disability of an owner of record of an account; and any other involuntary redemption and/or exchange transactions, including those required by law or regulation, a regulatory agency, a court order, or as a result of a liquidation of a Fund by the Board of Trustees.

Accounts exempt from the imposition of short-term trading fees are: accounts held through omnibus and plan level retirement accounts for which third-party recordkeepers do not assess redemption fees on such accounts; accounts that hold omnibus share positions for the dealer, and the underlying dealer customer accounts, for which the dealer does not assess redemption fees on such accounts; accounts for which the beneficial owner is an asset allocation fund or funds (or similar pooled investment vehicle) that rebalances no more frequently than quarterly; and wrap fee program accounts for which the program sponsor has entered into a form of fee waiver agreement with the Funds. In addition, we reserve the right to waive the short-term trading fees in certain limited circumstances where the Funds determine the transaction does not pose the risks that the Funds’ policies and procedures are designed to mitigate. Such waivers are subject to the advance written approval of two officers of the Funds and are reported to the Board of Trustees.

S - 16

ADDITIONAL INFORMATION

Information relating to purchases and sales of shares of the Fund is provided in the Shareholder Guide, which is incorporated by reference into (and is considered a part of) this prospectus.

More information about the Fund is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

The Fund’s Statement of Additional Information provides more detail about the Fund and its investment strategies, risks and restrictions. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (and is considered part of) this prospectus.

SHAREHOLDER INQUIRIES:

By e-mail:	fundcontact@munder.com

By telephone:	1-800-468-6337

By mail:	The Munder Funds
Attn: Secretary
480 Pierce Street Birmingham, MI 48009

Distributor: Funds Distributor, Inc.

SEC File Number: 811-21294

TO OBTAIN INFORMATION:

By telephone:	1-800-438-5789

By mail:	The Munder Funds

P.O. Box 9701

Providence, RI 02940-9701

By overnight delivery:	The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

By web:	www.munder.com

You may find more information about the Fund online. This website is not considered part of the prospectus.

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-0102.

PROMCV1007

Munder Mid-Cap Core Growth Fund

PROSPECTUS

October 31, 2007

Save paper and receive this

document electronically.

Sign up for electronic delivery at

www.munderfunds.com/edelivery

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

CLASS A SHARES

(MGOAX)

CLASS B SHARES

(MGROX)

CLASS C SHARES

(MGOTX)

CLASS K SHARES

(MGOKX)

CLASS R SHARES

(MMSRX)

CLASS Y SHARES

(MGOYX)

Munder Mid-Cap Core Growth Fund

CLASS A, B, C, K, R & Y SHARES

This prospectus describes the goal and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on the Fund’s investment strategies and risks, please read the section entitled “More About the Fund.” Certain terms used in this prospectus are defined in the Glossary. Unless this prospectus expressly provides otherwise, each goal, strategy and policy of the Fund may be changed by action of the Board of Trustees without shareholder approval.

GOAL AND PRINCIPAL

INVESTMENT STRATEGIES

Goal

The Fund’s goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal circumstances, at least 80% of its assets in the equity securities (i.e., common stocks, preferred stocks, convertible securities and rights and warrants) of mid-capitalization companies. This investment strategy may not be changed without 60 days’ prior notice to shareholders. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.

Mid-capitalization companies are those companies with market capitalizations within the range of companies included in the S&P MidCap 400® Index, or within the range of companies included in the Russell Midcap Index.

The Fund’s investment style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price). This blended process seeks to perform better than either a pure growth or pure value approach over a complete market cycle.

The advisor chooses the Fund’s investments by reviewing the earnings growth of all publicly traded mid-capitalization companies over the past three years and investing in approximately 65 to 85 of those companies based on:

-	above-average, consistent earnings growth;
-	financial stability;
-	relative valuation;
-	strength of industry position and management team; and
-	price changes compared to the S&P MidCap 400® Index.

The Fund may invest in exchange-traded funds (ETFs) to manage cash.

1

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund’s portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

-	Stock Market Risk

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

-	Stock Selection Risk

In addition to, or in spite of, the impact of movements in the overall stock market, the value of the Fund’s investments may decline if the particular companies in which the Fund invests do not perform well in the market.

-	Growth Investing Risk

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of growth stocks also may fall or fail to appreciate as anticipated by the advisor, regardless of movements in the securities markets.

-	Smaller Company Stock Risk

The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small companies’ stocks typically are traded in a lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

-	ETF Risk

ETFs are investment companies that are bought and sold on a securities exchange. When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses. The risk of owning an ETF generally reflects the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

2

[THIS PAGE WAS INTENTIONALLY LEFT BLANK]

3

PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund’s performance for each full calendar year since its inception. The table shows how the Fund’s average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index.

The annual returns in the bar chart are for the Fund’s oldest class of shares, Class Y shares. Class A, Class B, Class C, Class K and Class R shares, net of applicable sales charges, will have annual returns similar to those of the Class Y shares because all of the classes of shares are invested in the same portfolio of securities and have the same portfolio management. Because each class of shares has different sales charges, distribution fees and/or service fees, and expenses, the performance of each class will differ. Please see the section entitled “Fees and Expenses.”

When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Munder Mid-Cap Core Growth Fund CLASS Y

TOTAL RETURN (%)

per calendar year

YTD through 9/30/07:	21.09%

Best Quarter:	24.95%	(quarter ended 12/31/99)
Worst Quarter:	(15.69)%	(quarter ended 9/30/01)

AVERAGE ANNUAL RETURNS

for periods ended December 31, 2006

	1 Year %	5 Years %	Since Inception %(1)
CLASS Y
Return Before Taxes	11.82	12.44	13.36
Return After Taxes on Distributions	11.68	12.39	12.70
Return After Taxes on Distributions and Sale of Fund Shares	7.68	10.88	11.48
S&P MidCap 400® Index(2) (reflects no deductions for fees, expenses or taxes)	10.32	10.90	11.19
Russell Midcap Growth Index(2) (reflects no deductions for fees, expenses or taxes)	10.66	8.22	6.20

4

	1 Year %	5 Years %	Since Inception %(1)
CLASS A
Return Before Taxes	5.46	10.91	8.60
S&P MidCap 400® Index(2) (reflects no deductions for fees, expenses or taxes)	10.32	10.90	9.44
Russell Midcap Growth Index(2) (reflects no deductions for fees, expenses or taxes)	10.66	8.22	(1.07)
CLASS B
Return Before Taxes	5.75	11.07	8.80
S&P MidCap 400® Index(2) (reflects no deductions for fees, expenses or taxes)	10.32	10.90	9.44
Russell Midcap Growth Index(2) (reflects no deductions for fees, expenses or taxes)	10.66	8.22	(1.07)
CLASS C(3)
Return Before Taxes	9.73	11.11	7.70
S&P MidCap 400® Index(2) (reflects no deductions for fees, expenses or taxes)	10.32	10.90	9.44
Russell Midcap Growth Index(2) (reflects no deductions for fees, expenses or taxes)	10.66	8.22	(1.07)
CLASS K
Return Before Taxes	11.59	—	19.35
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	10.32	—	18.34
Russell Midcap Growth Index(2) (reflects no deductions for fees, expenses or taxes)	10.66	—	19.57
CLASS R
Return Before Taxes	11.27	—	16.57
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	10.32	—	15.96
Russell Midcap Growth Index(2) (reflects no deductions for fees, expenses or taxes)	10.66	—	16.56

(1)	The inception dates for the Class Y, Class A, Class B, Class C, Class K and Class R shares are 6/24/98, 7/3/00, 7/5/00, 7/14/00, 12/17/02 and 7/29/04, respectively. The Class C shares inception is that of the Fund’s Class II shares, which were converted and/or reclassified as Class C shares as of the close of business on October 31, 2003. The index returns from inception for Class Y, Class A, Class B, Class C, Class K and Class R shares are as of 7/1/98, 7/1/00, 7/1/00, 7/1/00, 1/1/03 and 8/1/04, respectively.
(2)

The Standard & Poor’s MidCap 400® Index is a capitalization-weighted index that measures the performance of the mid-capitalization sector of the U.S. stock market. The Russell Midcap Growth Index is an unmanaged index that measures the performance of a subset of the 800 smallest Russell 1000 companies (the 1,000 largest U.S. publicly traded companies) with higher price-to-book ratios and higher forecasted growth values.

(3)	Prior to October 31, 2003, the Fund offered Class II shares which were subject to a front-end sales charge of 1%. The Class II shares were also subject to a 1% contingent deferred sales charge (CDSC) on redemptions of Class II shares within eighteen months of purchase. As of the close of business on October 31, 2003, all outstanding Class II shares of the Fund were converted and/or reclassified as Class C shares. Average annual returns for the Class C shares for periods prior to October 31, 2003 therefore are for the Class II shares and reflect the fees and expenses of the Class II shares prior to that date.

Average annual returns reflect the imposition of the maximum front-end or contingent deferred sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital

5

loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After tax-returns are shown only for the Class Y shares. The after-tax returns of the Class A, Class B, Class C, Class K and Class R shares will vary from those shown for the Class Y shares because, as noted above and set forth below in the section entitled “Fees and Expenses,” each class of shares has different sales charges, distribution fees and/or service fees, and expenses.

Historical information regarding the Fund, including prior names and benchmarks, is included in the Fund’s Statement of Additional Information.

6

FEES & EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

SHAREHOLDER FEES paid directly from your investment	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class R Shares		Class Y Shares
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)	5.5%(a)	None	None	None	None		None
Maximum Contingent Deferred Sales Charge (CDSC) (as a % of the lesser of original purchase price or redemption proceeds)	None(b)	5%(c)	1%(d)	None	None		None
Maximum Sales Charge (load) imposed on reinvested dividends	None	None	None	None	None		None
Redemption Fees	2%(e)	2%(e)	2%(e)	2%(e)	2%(e)		2%(e)
Exchange Fees	None	None	None	None	None		None

ANNUAL FUND OPERATING EXPENSES paid from Fund assets (as a % of net assets)	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class R Shares		Class Y Shares
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%		0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.50%	(f)	0.00%
Non-12b-1 Service Plan Fees	0.00%	0.00%	0.00%	0.25%	0.00%		0.00%
Other Expenses	0.32%	0.31%	0.31%	0.31%	0.32%		0.32%
Acquired Fund Fees and Expenses (g)	0.01%	0.01%	0.01%	0.01%	0.01%		0.01%

Total Annual Fund Operating Expenses including Acquired Fund Fees and Expenses (h)	1.33%	2.07%	2.07%	1.32%	1.58%		1.08%

(a)	The sales charge declines as the amount invested increases.
(b)	A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. If you redeem within one year of purchase Class A shares that were purchased with no initial sales charge as part of an investment of $1 million or more, a 1% CDSC may apply upon redemption.
(c)	The CDSC applies to redemptions of Class B shares within six years of purchase and declines over time.
(d)	The CDSC applies to redemptions of Class C shares within one year of purchase.
(e)	A short-term trading fee of 2% may be assessed on redemptions within 30 days of purchase. The short-term trading fee will not be assessed on accounts that are redeemed within the 30-day period because they do not meet the applicable account minimum or because the Fund is unable to verify an accountholder’s identity within a reasonable time after the account is opened.
(f)	The Fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class R shares that allows the Fund to use up to 1.00% of the average daily net assets attributable to its Class R shares of the Fund to pay distribution and other fees in connection with the sale of its Class R shares. However, under the Fund’s Distribution Agreement, such fees are limited to payments at an annual rate equal to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.
(g)	Acquired Fund Fees and Expenses reflect the pro-rata portion of the fees and expenses charged by any underlying funds in which the Fund may invest, including money market funds and ETFs.
(h)	Excluding Acquired Fund Fees and Expenses, Total Net Operation Expenses of the Fund’s Class A, Class B, Class C, Class K, Class R and Class Y shares are 1.32%, 2.06%, 2.06%, 1.31%, 1.57% and 1.07%, respectively.

7

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A Shares	Class B Shares*		Class B Shares**		Class C Shares*	Class C Shares**	Class K Shares	Class R Shares	Class Y Shares
1 Year	$678	$710		$210		$310	$210	$134	$161	$110
3 Years	$948	$949		$649		$649	$649	$418	$499	$343
5 Years	$1,239	$1,314		$1,114		$1,114	$1,114	$723	$860	$595
10 Years	$2,063	$2,211	***	$2,211	***	$2,400	$2,400	$1,590	$1,878	$1,317

*	Assumes you sold your shares at the end of the time period.
**	Assumes you stayed in the Fund.
***	Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) of the Fund on the first business day of the month following the eighth anniversary of the issuance.

8

GLOSSARY

The Glossary explains certain terms used throughout this prospectus.

Convertible Securities are bonds or preferred stocks that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer the Fund a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

Depositary Receipts are U.S. dollar-denominated receipts representing shares of foreign-based corporations and Depositary Shares are shares issued under a deposit agreement representing shares of foreign-based corporations. American Depositary Receipts (ADRs) and American Depositary Shares (ADSs) are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out of the underlying foreign assets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are issued by European financial institutions. New York Registered Shares (NYRs), also known as Guilder Shares since most of the issuing companies are Dutch, are U.S. dollar-denominated certificates issued by foreign companies specifically for the U.S. market.

Equity Securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or may be unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Foreign Securities include direct investments in non-U.S. dollar-denominated securities that are traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers that are traded in the U.S. Foreign securities also include indirect investments such as ADRs, ADSs, EDRs and GDRs.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers’ acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. government securities.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

9

MORE ABOUT THE FUND

This section describes certain other applicable investment strategies and risks of the Fund. The Fund may use other techniques and invest in other securities and is subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Fund’s principal investment strategies and principal risks please read the sections entitled “Goal and Principal Investment Strategies” and “Principal Risks” beginning on page 1 of this prospectus.

OTHER INVESTMENT

STRATEGIES AND RISKS

BORROWING

-	Investment Strategy

The Fund may borrow from banks in an amount up to 33 1/ 3% of the Fund’s assets, including the amount borrowed. The Fund may also issue a note evidencing a temporary loan (i.e., one that must be repaid within 60 days), as long as it does not exceed 5% of the Fund’s total assets.

-	Special Risks

Borrowings by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund’s net asset value will decline in value by proportionately more than the decline in value of the securities.

DERIVATIVES

Derivative instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, and forward currency exchange contracts.

-	Investment Strategy

The Fund may, but is not required to, use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another), for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. Hedging may relate to a specific investment, a group of investments, or a Fund’s portfolio as a whole. The Fund will not use derivatives for speculative purposes.

There can be no assurance that the Fund will use derivatives to hedge any particular position or risk, nor can there by any assurance that a derivative hedge, if employed, will be successful.

-	Special Risks

The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative

10

instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

FOREIGN SECURITIES

Foreign securities include direct investments in non-U.S. dollar-denominated securities that are traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers that are traded in the U.S. Foreign securities also include indirect investments such as ADRs, ADSs, EDRs and GDRs.

-	Investment Strategy

The Fund may invest up to 25% of its total assets in foreign securities.

-	Special Risks

Foreign securities involve special risks and costs. Direct investments in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

To the extent the Fund invests in foreign currency-denominated securities, fluctuations in currency exchange rates, which may be significant over short periods of time, will cause the Fund’s net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that the Fund is invested in foreign currency-denominated securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund’s net currency positions may expose it to risks independent of its securities positions.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in

11

these transactions, the Fund may realize additional income gains or losses.

-	Investment Strategy

The Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 33 1/3% of the value of the Fund’s total assets (including the loan collateral).

-	Special Risks

The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

SHORT-TERM TRADING

The historical portfolio turnover rates for the Fund are shown in the Financial Highlights.

-	Investment Strategy

The Fund may engage in short-term trading of portfolio securities which may result in increasing the Fund’s turnover rates.

-	Special Risks

A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which would detract from the Fund’s performance.

TEMPORARY AND DEFENSIVE INVESTING

The Fund may invest all or any portion of its assets in short-term obligations, such as U.S. government obligations, high-quality money market instruments, repurchase agreements with maturities of 13 months or less and exchange-traded funds.

-	Investment Strategy

The Fund may invest in short-term obligations, pending investment, in order to meet redemption requests or as a defensive measure in response to adverse market or economic conditions.

-	Special Risks

The Fund may not achieve its investment objective when its assets are invested in short-term obligations.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS

A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

-	Special Risks

Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

PUBLICATION OF PORTFOLIO HOLDINGS

The Fund publishes a complete list of its portfolio holdings as of the end of each calendar month not earlier than 30 days after the end of such month on the Munder Funds website (www.munder.com) under the “All Holdings” link on the

12

Fund’s Profile Page. The three most recent previously published month-end portfolio holdings lists can be accessed through the “Historical All Holdings” link on the Fund’s Profile Page. The Fund may also publish other information on the Fund’s Profile Page relating to its portfolio holdings (e.g., top ten holdings, sector information and other portfolio characteristic data) as of the end of the calendar month not earlier than 15 days after the end of such month. A description of the Fund’s policies and procedures with respect to the disclosure of information regarding the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

YOUR INVESTMENT

PURCHASING SHARES

You may purchase Class A shares of the Fund at the net asset value (NAV) next determined after your purchase order is received in proper form, plus any applicable sales charge.

You may purchase Class B, Class C, Class K, Class R or Class Y shares of the Fund at the NAV next determined after your purchase order is received in proper form.

Class B, Class K, Class R and Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding eligibility requirements.

Broker-dealers or financial intermediaries (other than the Fund’s distributor) may charge you additional fees for shares you purchase through them.

For information regarding policies and procedures associated with purchasing shares of the Fund, including minimum investment requirements, please see the Shareholder Guide.

EXCHANGING SHARES

You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs.

For information regarding policies and procedures associated with exchanging shares, please see the Shareholder Guide.

REDEEMING SHARES

You may redeem shares at the NAV next determined after your redemption request is received in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC) and/or short-term trading fee.

For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the Shareholder Guide.

13

SHARE CLASS SELECTION

The Fund offers Class A, Class B, Class C, Class K, Class R and Class Y shares through this prospectus. A summary comparison of the various classes appears in the table below. Please see the Shareholder Guide for more information regarding each class of shares.

Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase, the intended length of your investment and your eligibility to purchase those shares. In estimating the costs of investing in a particular class of shares, you should consider both ongoing annual expenses, including applicable Rule 12b-1 distribution and service fees and/or other service fees as described in the section entitled “Distribution and Service Fees,” and any initial sales charge or CDSC.

Class A Shares

Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement or education savings plan.

Initial Sales Charge	Up to 5.50% (reduced for purchases of $25,000 or more, and eliminated for purchases of $1 million or more and certain categories of investors).

Contingent Deferred Sales Charge	None (except that a 1.00% charge applies on certain redemptions made within one year of a $1 million investment for which no sales charge was paid).

Distribution and/or Service Fees	Rule 12b-1 fees of 0.25% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	None

Conversion Feature	None

14

Class B Shares

Purchase Availability	Available to a limited group of investors for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge	Starts at 5.00% and declines to 0% six years after purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	$50,000

Conversion Feature	Automatic conversion to Class A shares on the first business day of the month following the eighth anniversary of issuance, reducing future annual expenses.*
Class C Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge	1.00% on redemptions made within one year of purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	$1 million

Conversion Feature	None

Class K Shares
Purchase Availability	Available only through selected financial institutions. Not available for direct investment in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Service fees of 0.25% annually.

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	None

*	Please see the Statement of Additional Information for information regarding the conversion feature for Class B shares purchased prior to June 16, 2003.

15

Class R Shares
Purchase Availability	May only be purchased through employer-sponsored retirement plans or other similar programs through which group-level investments are made in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Rule 12b-1 fees of 0.50% annually.

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	None
Class Y Shares
Purchase Availability	Available only to institutional investors, investors purchasing through financial intermediaries, investors purchasing through retirement plans that meet certain conditions, and investors with specific relationships with Munder Capital Management or the Munder Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	None

Initial Purchase Minimum	$1 million (reduced or eliminated for certain categories of investors).

Purchase Maximum	None

Conversion Feature	None

16

APPLICABLE SALES CHARGES

FRONT-END SALES CHARGE - CLASS A SHARES

Access to the following information is available through the Munder Funds website at www.munder.com under the “Sales Charges and Fees” link on the Fund’s Profile Page.

You can purchase Class A shares at the offering price, which is the NAV plus an initial sales charge. Shares purchased through reinvestment of distributions are not subject to a sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are as follows:

	Sales Charge* as a Percentage of
	Offering Price %		Net Amount Invested %
Less than $25,000	5.50		5.82
$25,000 but less than $50,000	5.25		5.54
$50,000 but less than $100,000	4.50		4.71
$100,000 but less than $250,000	3.50		3.63
$250,000 but less than $500,000	2.50		2.56
$500,000 but less than $1,000,000	1.50		1.52
$1,000,000 or more	None	**	None	**

*	Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.
**	No initial sales charge applies on investments of $1 million or more; however, a CDSC of 1% is imposed on certain redemptions within one year of purchase.

SALES CHARGE WAIVERS AND REDUCTIONS - CLASS A SHARES

General

We will waive the initial sales charge on Class A shares for the following types of purchasers:

1.    investors that have an investment account with the Fund’s investment advisor;

2.    full-time employees and retired employees of the Fund’s investment advisor or its affiliates, employees of the Fund’s service providers, and immediate family members of the foregoing persons;

3.    registered broker-dealers, financial intermediaries, or their agents that have entered into selling agreements with the Fund’s distributor, if the shares are (a) purchased for their own accounts, (b) purchased for retirement plans of their employees or (c) sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;

4.    qualified employee benefit plans, employer-sponsored retirement plans and other employer-sponsored plans or accounts that meet certain criteria established by the Funds;

5.    individuals who reinvest distributions from a qualified retirement plan managed by the Fund’s investment advisor;

6.    individuals who reinvest the proceeds of redemptions from Class K or Class Y shares of another Munder Fund within 60 days of redemption;

17

7.    banks, trust companies and other financial institutions that trade for the accounts of their clients through the NSCC’s Trust Fund/SERV system;

8.    fee-based financial intermediaries or employee benefit plan consultants acting for the accounts of their clients; and

9.    qualified education savings plans established in accordance with Section 529 of the Internal Revenue Code.

You should inform the Funds or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies. The Funds or your broker or other financial intermediary may request additional information in order to verify your eligibility for the waiver.

For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions

You may qualify for reduced sales charges in the following cases:

Letter of Intent

If, over a 13-month period, you intend to purchase Class A shares of one or more Munder Funds that, in the aggregate, will total over $25,000, we will apply a sales charge to each of your purchases based on the aggregate level of investment. Sales charge reductions for Equity Funds (except the Index 500 Fund) begin when aggregate investments exceed $25,000. For the Index 500 Fund and all other Munder Funds, sales charge reductions begin when aggregate investments exceed $100,000.

To qualify, you must complete the Letter of Intent section of your Account Application or contact your broker or financial intermediary. By doing so, you indicate your non-binding intent to invest a certain amount over a 13-month period. Any sales charge on Class A shares you purchase during the 13 months will then be based on the total amount specified in your Letter of Intent. You can apply the market value of any class of shares of non-money market Munder Funds you own at the time you establish your Letter of Intent toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid on purchasing any such eligible shares). You should inform the Funds that you have a Letter of Intent each time you make an investment.

Although you are not obligated to purchase the amount specified in your Letter of Intent, if you purchase less than the amount specified, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made.

Right of Accumulation

For purposes of calculating the sales charge applicable at the time of a Class A shares purchase, an individual shareholder may combine certain holdings and purchases, as described below. You may add to the amount of your purchase the market value of any class of shares of non-money market Munder Funds (regardless of the amount of any sales charge paid on such shares) already owned by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. When calculating the sales charge, you may also combine purchases of any class of shares of non-money market Munder Funds that are made by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21,

18

or any trust for which any of the foregoing is the grantor, trustee or beneficiary.

If you purchase shares directly from the Munder Funds, you should notify us to ensure you receive the proper reduction. If you purchase shares through a broker or other financial intermediary, you should consult with your broker or financial intermediary prior to making a purchase.

Additional Information

In order to obtain a sales charge reduction under a Letter of Intent or Right of Accumulation, you should inform the Funds or your broker or other financial intermediary at the time of purchase of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales charge reduction. You also may need to provide the Funds or your broker or other financial intermediary information such as account statements in order to verify your eligibility for the sales charge reduction. This may include, if applicable, information or records regarding:

-	shares of the Munder Fund(s) held in all accounts you may have with a broker or another financial intermediary; and
-	shares of the Munder Fund(s) held at any financial intermediary in accounts of family members, such as your spouse or minor children.

For further information on sales charge reductions, call (800) 438-5789.

CDSCs

You are subject to a CDSC when you redeem:

-	Class A shares purchased within one year of redemption as part of an investment of $1 million or more if a sales commission was paid at the time of investment;
-	Class B shares within six years of buying them; or
-	Class C shares within one year of buying them.

These time periods include the time you held Class A, Class B or Class C shares of another Munder Fund which you may have exchanged for Class A, Class B or Class C shares of the Mid-Cap Core Growth Fund.

The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC.

The CDSC for Class A shares and Class C shares, if applicable, is 1.00%.

The CDSC schedule for Class B shares is set forth below.

Redemption	CDSC
Within One Year of Purchase	5.00%
Within Two Years of Purchase	4.00%
Within Three Years of Purchase	3.00%
Within Four Years of Purchase	3.00%
Within Five Years of Purchase	2.00%
Within Six Years of Purchase	1.00%
More than Six Years After Purchase	0.00%

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 per share (for a total cost of $10,000). Three and one-half years later, assume the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in

19

proceeds of $6,000, i.e., 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate for redemptions made within four years of purchase).

CDSC WAIVERS

We will waive any otherwise applicable CDSC payable upon redemptions of Class B or Class C shares for:

-	redemptions made within one year after the death or permanent disability (as defined by the Social Security Administration) of a named owner in the account registration;
-	minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2; and
-

(Class B shares only) redemptions through a Systematic Withdrawal Plan (SWP) of up to 10% per year of an account’s NAV. For example, if your balance at the time a SWP is established is $12,000, you may establish a $100 monthly or $300 quarterly (or $1,200 annual for IRA or 403(b) accounts) SWP without being subject to CDSCs for the year. For more information about enrolling in a SWP, please see the Shareholder Guide.

Other waivers of the CDSC on Class B or Class C shares may apply. Please see the Fund’s Statement of Additional Information or call (800) 438-5789 for more details.

DISTRIBUTION AND SERVICE FEES

DISTRIBUTION AND SERVICE PLAN FEES

The Fund has a Distribution and Service Plan with respect to its Class A, Class B, Class C, Class K and Class R shares. The Plan permits the Fund to pay distribution and other fees for the sale of Class A, Class B, Class C and Class R shares and for services provided to shareholders of Class A, Class B, Class C, Class K and Class R shares.

Payments made under the Plan by Class A, Class B, Class C and Class R shares, but not payments made under the Plan by Class K shares, are made pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Fund may pay up to 0.25% of the average daily net assets of the Fund attributable to Class A, Class B, Class C, Class K and Class R shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.75% of the average daily net assets of the Fund attributable to Class B, Class C and Class R shares to finance activities relating to the distribution of those shares. However, under the Fund’s Distribution Agreement, the distribution and service fees payable with respect to the Class R shares are limited to payments at an annual rate equal to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.

20

Because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A, Class B, Class C, Class K and Class R shares of the Fund, and may cost you more than paying other types of sales charges.

OTHER PAYMENTS TO THIRD PARTIES

In addition to paying fees under the Fund’s Distribution and Service Plan, the Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor, for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Fund’s advisor or distributor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund, including affiliates of the advisor. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service and other fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Fund’s advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

In addition, while the Fund’s distributor typically pays to intermediaries most of the front-end sales charge applicable to sales of Fund shares by such intermediaries, the Fund’s distributor may on occasion pay the entire front-end sales charge to such intermediaries. For more information regarding these arrangements, please read “Additional Compensation Paid to Intermediaries” in the Statement of Additional Information.

From time to time, the Fund’s advisor or distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

VALUING FUND SHARES

The Fund’s NAV is calculated each day on which the New York Stock Exchange (NYSE) is open. The NAV per share is the value of a single Fund share. The Fund calculates NAV separately for each class. NAV is calculated by:

(1)	taking the total value of the Fund’s assets allocated to a particular class of shares,
(2)	subtracting the liabilities and expenses charged to that class, and
(3)	dividing that amount by the total number of shares of that class outstanding.

21

The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the Fund will accelerate its NAV calculation and transaction deadlines to that time.

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Because foreign markets may be open at different times and on different days than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell their shares. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. (Eastern Time).

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation should a significant event occur subsequent to the close of the foreign securities exchanges. The Fund may also fair value its foreign securities when a particular foreign market is closed but the Fund is open. This policy is intended to assure the Fund’s NAV appropriately reflects securities’ values at the time of pricing.

Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country specific information. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result,

22

the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

In accordance with procedures established by the Board of Trustees to fair value the Fund’s securities, the advisor has established a pricing committee to serve as its formal oversight body for the valuation of the Fund’s securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees of the Fund at the next regularly scheduled quarterly meeting of the Board.

DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund’s net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund declares and pays dividend distributions, if any, at least annually.

The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of it’s earnings and profits. You should treat such a distribution as a return of capital, generally a non-taxable distribution to the extent of (and in reduction of) a shareholder’s basis in the Fund. You should treat any such distribution in excess of your basis in your shares as gain from a sale or exchange of the shares.

The Fund will generally pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application or notify the Fund by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS

Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be

23

taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Current law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on certain corporate stock. A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. The lower tax rates on long-term capital gains and qualifying dividends are currently scheduled to expire after 2010.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES OR EXCHANGES

If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you may, subject to certain restrictions, recognize a taxable loss on the sale of shares of the Fund.

OTHER CONSIDERATIONS

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

24

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

Founded in 1985, Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009, is the investment advisor of the Fund. As of June 30, 2007, MCM had approximately $29.6 billion in assets under management, made up of $12.3 billion in actively managed equity securities, $5.6 billion in fixed income securities and $11.7 billion in cash management assets.

MCM provides overall investment management for the Fund, and research and credit analysis concerning the Fund’s portfolio securities and is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended June 30, 2007, the Fund paid an advisory fee at an annual rate of 0.75% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund is available in the Fund’s Annual Report dated June 30, 2007.

PORTFOLIO MANAGEMENT TEAM

A team of professionals employed by MCM makes investment decisions for the Fund. The team consists of Tony Y. Dong, Brian S. Matuszak, Andy Y. Mui, George L. Sanders II and Geoffrey A. Wilson. Mr. Dong makes final investment decisions for the Fund. The team’s other members provide analytical support for Mr. Dong’s selections.

Tony Y. Dong, CFA, Vice Chairman and Senior Portfolio Manager, has been a member of the Fund’s portfolio management team since 2001. Mr. Dong joined the Mid-Cap Core Growth Fund as a senior portfolio manager in January 2001, and assumed the lead manager role in March 2002. He is also a member of the portfolio management team for the Munder Asset Allocation Fund-Balanced, the Munder Small-Mid Cap Fund and the Munder Small-Mid Cap 130/30 Fund, as well as for separately managed accounts in MCM’s mid-cap core growth and mid-cap/ small-cap blend disciplines. Mr. Dong joined the Munder Asset Allocation Fund-Balanced team at the beginning of 2005 and has been a member of the portfolio management teams for the Munder Small-Mid Cap Fund since that fund’s inception in 2005 and the Munder Small-Mid Cap 130/30 Fund since that fund’s inception in October 2007. He became part of the mid-cap/small-cap blend team in November 2003. In early 2006, Mr. Dong began serving on MCM’s Executive, Operating and Product Policy Committees, and following the completion of a change in control of MCM at the end of 2006, he became Vice Chairman of MCM and a Director of Munder Capital Holdings LLC, MCM’s new parent company. Prior to 2001, Mr. Dong worked as a portfolio manager for MCM’s Growth at a Reasonable Price (GARP) investment discipline.

Brian S. Matuszak, CFA, Senior Equity Analyst, has been a member of the Fund’s portfolio management team since 2005, and has assisted with portfolio strategy, sector analysis, stock selection, and the monitoring of companies owned in the Fund since 2002. He is also a member of the portfolio management teams for the Munder Real Estate Equity Investment

25

Fund, as well as for separately managed accounts in MCM’s REIT, mid-cap core growth and mid-cap/small-cap blend investment disciplines. Mr. Matuszak became an Equity Analyst in April 2002, and was promoted to Senior Equity Analyst in January 2005. From May 2000 to April 2002, Mr. Matuszak had been an internal wholesaler at MCM, marketing the Munder Funds and Munder Funds wrap products.

Andy Y. Mui, CPA, Senior Equity Analyst, has been a member of the Fund’s portfolio management team since 2005. He is also a member of the portfolio management team for the Munder Small-Mid Cap Fund, as well as for separately managed accounts in MCM’s mid-cap core growth and mid-cap/small-cap blend disciplines. Mr. Mui joined MCM in June 2005 as a Senior Equity Analyst. Prior to joining MCM, he had been an Equity Research Associate for Smith Barney Citigroup since 2004. He was also an Equity Research Associate with RBC Capital Markets from mid-2002 through 2003. From August 2000 through May 2002, Mr. Mui was pursuing his M.B.A. at the Tuck School of Business at Dartmouth. He also held the position of Equity Research Associate at Banc of America Securities LLC during the summer of 2001.

George L. Sanders II, Senior Equity

Research Associate, has been a member of the Fund’s portfolio management team responsible for cash management since 2006. Mr. Sanders also provides quantitative equity research for MCM’s mid-capitalization (growth and value), small-capitalization (growth and value) and micro-capitalization investment disciplines. Mr. Sanders joined MCM in 1995.

Geoffrey A. Wilson, CFA, Senior Portfolio Manager, has been a member of the Fund’s portfolio management team since June 2007. Mr. Wilson also is the lead manager of MCM’s taxable and tax-managed core growth equity investment discipline, and is a member the portfolio management teams for MCM’s mid-capitalization core growth and mid-cap/small-cap blend investment disciplines. From 2002 to June 2007, he was a member of the portfolio management team for the Munder Large-Cap Core Growth Fund. He was one of the founders of MCM, joining the company shortly after its 1985 inception, and has been part of a team managing large-cap core growth and core growth portfolios following a growth-at-a-reasonable-price approach since that time.

Additional information about the compensation of members of the portfolio management team, other accounts managed by these individuals, and their ownership of securities in the Fund is available in the Fund’s Statement of Additional Information.

26

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the life of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report along with the Fund’s financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. Our website, www.munder.com, contains the Fund’s most recent annual and semi-annual reports. You may also obtain the annual and semi-annual reports and Statement of Additional Information without charge by calling (800) 438-5789.

MID-CAP CORE GROWTH FUND(a) (CLASS A)	Year Ended 6/30/07(b) Class A	Year Ended 6/30/06(b) Class A	Year Ended 6/30/05(b) Class A	Year Ended 6/30/04(b) Class A	Year Ended 6/30/03(b) Class A
Net asset value, beginning of period	$23.95	$21.47	$18.35	$13.94	$13.34

Income/(loss) from investment operations:
Net investment income/(loss)	(0.13)	0.21	(0.08)	(0.14)	(0.19)
Net realized and unrealized gain on investments	5.65	2.38	3.20	4.55	0.79

Total from investment operations	5.52	2.59	3.12	4.41	0.60

Less distributions:
Dividends from net investment income	(0.04)	(0.11)	—	—	—

Total distributions	(0.04)	(0.11)	—	—	—

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$29.43	$23.95	$21.47	$18.35	$13.94

Total return (d)	23.10%	12.10%	17.00%	31.64%	4.50%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,874,868	$1,063,027	$197,523	$14,892	$3,570
Ratio of operating expenses to average net assets	1.32%	1.29%	1.37%	1.57%	1.87%
Ratio of net investment income/(loss) to average net assets	(0.50)%	0.88%	(0.41)%	(0.86)%	(1.46)%
Portfolio turnover rate	46%	60%	45%	53%	58%
Ratio of operating expenses to average net assets without expense reimbursements	1.32%	1.29%	1.37%	1.57%	1.88%

(a)	The Munder Mid-Cap Core Growth Fund Class A Shares commenced operations on July 3, 2000.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

27

MID-CAP CORE GROWTH FUND(a) (CLASS B)	Year Ended 6/30/07(b) Class B	Year Ended 6/30/06(b) Class B	Year Ended 6/30/05(b) Class B	Year Ended 6/30/04(b) Class B	Year Ended 6/30/03(b) Class B
Net asset value, beginning of period	$23.01	$20.68	$17.80	$13.63	$13.14

Income/(loss) from investment operations:
Net investment income/(loss)	(0.31)	0.05	(0.21)	(0.27)	(0.27)
Net realized and unrealized gain on investments	5.41	2.28	3.09	4.44	0.76

Total from investment operations	5.10	2.33	2.88	4.17	0.49

Less distributions:
Dividends from net investment income	—	—	—	—	—

Total distributions	—	—	—	—	—

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$28.11	$23.01	$20.68	$17.80	$13.63

Total return (d)	22.16%	11.32%	16.12%	30.59%	3.73%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$68,204	$52,218	$23,974	$8,855	$2,878
Ratio of operating expenses to average net assets	2.06%	2.04%	2.12%	2.32%	2.62%
Ratio of net investment income/(loss) to average net assets	(1.25)%	0.20%	(1.12)%	(1.64)%	(2.21)%
Portfolio turnover rate	46%	60%	45%	53%	58%
Ratio of operating expenses to average net assets without expense reimbursements	2.06%	2.04%	2.12%	2.32%	2.63%

(a)	The Munder Mid-Cap Core Growth Fund Class B Shares commenced operations on July 5, 2000.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

28

MID-CAP CORE GROWTH FUND(a) (CLASS C)	Year Ended 6/30/07(b) Class C	Year Ended 6/30/06(b) Class C	Year Ended 6/30/05(b) Class C	Year Ended 6/30/04(b) Class C	Year Ended 6/30/03(b) Class C
Net asset value, beginning of period	$23.06	$20.72	$17.84	$13.65	$13.17

Income/(loss) from investment operations:
Net investment income/(loss)	(0.31)	0.03	(0.22)	(0.27)	(0.27)
Net realized and unrealized gain on investments	5.42	2.31	3.10	4.46	0.75

Total from investment operations	5.11	2.34	2.88	4.19	0.48

Less distributions:
Dividends from net investment income	—	—	—	—	—

Total distributions	—	—	—	—	—

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$28.17	$23.06	$20.72	$17.84	$13.65

Total return (d)	22.16%	11.29%	16.14%	30.70%	3.64%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$452,983	$266,190	$57,628	$4,010	$1,252
Ratio of operating expenses to average net assets	2.06%	2.04%	2.12%	2.32%	2.62%
Ratio of net investment income/(loss) to average net assets	1.25%	0.14%	(1.15)%	(1.64)%	(2.21)%
Portfolio turnover rate	46%	60%	45%	53%	58%
Ratio of operating expenses to average net assets without expense reimbursements	2.06%	2.04%	2.12%	2.32%	2.63%

(a)	Prior to the close of business on October 31, 2003, the Munder Mid-Cap Core Growth Fund offered Class II Shares, which were converted and/or reclassified as Class C Shares on that date. Class II Shares, which commenced operations on July 14, 2000, were subject to a front-end sales charge of 1.00% and were also subject to a 1.00% CDSC on redemptions of Class II Shares within eighteen months of purchase. The financial highlights for periods prior to October 31, 2003 are for Class II Shares and reflect the fees and expenses of the Class II Shares.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

29

MID-CAP CORE GROWTH FUND(a) (CLASS K)	Year Ended 6/30/07(b) Class K	Year Ended 6/30/06(b) Class K	Year Ended 6/30/05(b) Class K	Year Ended 6/30/04(b) Class K	Period Ended 6/30/03(b) Class K
Net asset value, beginning of period	$23.94	$21.46	$18.34	$13.94	$12.38

Income/(loss) from investment operations:
Net investment income/(loss)	(0.13)	0.22	(0.07)	(0.13)	(0.11)
Net realized and unrealized gain on investments	5.65	2.37	3.19	4.53	1.67

Total from investment operations	5.52	2.59	3.12	4.40	1.56

Less distributions:
Dividends from net investment income	(0.04)	(0.11)	—	—	—

Total distributions	(0.04)	(0.11)	—	—	—

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$29.42	$23.94	$21.46	$18.34	$13.94

Total return (d)	23.11%	12.11%	17.01%	31.56%	12.60%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$101,567	$111,988	$87,649	$25,788	$70
Ratio of operating expenses to average net assets	1.31%	1.28%	1.37%	1.57%	1.87	%(e)
Ratio of net investment income/(loss) to average net assets	(0.50)%	0.97%	(0.38)%	(0.77)%	(1.46	)%(e)
Portfolio turnover rate	46%	60%	45%	53%	58%
Ratio of operating expenses to average net assets without expense reimbursements	1.31%	1.28%	1.37%	1.57%	1.88	%(e)

(a)	The Munder Mid-Cap Core Growth Fund Class K Shares commenced operations on December 17, 2002.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated.
(e)	Annualized.

30

MID-CAP CORE GROWTH FUND(a) (CLASS R)	Year Ended 6/30/07(b) Class R	Year Ended 6/30/06(b) Class R	Period Ended 6/30/05(b) Class R
Net asset value, beginning of period	$23.89	$21.41	$17.33

Income/(loss) from investment operations:
Net investment income/(loss)	(0.20)	0.11	(0.12)
Net realized and unrealized gain on investments	5.64	2.43	4.20

Total from investment operations	5.44	2.54	4.08

Less distributions:
Dividends from net investment income	—	(0.06)	—

Total distributions	—	(0.06)	—

Short-term trading fees	0.00 (c)	0.00 (c)	0.00	(c)

Net asset value, end of period	$29.33	$23.89	$21.41

Total return (d)	22.77%	11.86%	23.54%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$42,501	$9,357	$1,019
Ratio of operating expenses to average net assets	1.57%	1.55%	1.62	%(e)
Ratio of net investment income/(loss) to average net assets	(0.75)%	0.45%	(0.63	)%(e)
Portfolio turnover rate	46%	60%	45%
Ratio of operating expenses to average net assets without expense reimbursements	1.57%	1.55%	1.62	%(e)

(a)	The Munder Mid-Cap Core Growth Fund Class R Shares commenced operations on July 29, 2004.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated.
(e)	Annualized.

31

MID-CAP CORE GROWTH FUND(a) (CLASS Y)	Year Ended 6/30/07(b) Class Y	Year Ended 6/30/06(b) Class Y	Year Ended 6/30/05(b) Class Y	Year Ended 6/30/04(b) Class Y	Year Ended 6/30/03(b) Class Y
Net asset value, beginning of period	$24.27	$21.75	$18.55	$14.05	$13.42

Income/(loss) from investment operations:
Net investment income/(loss)	(0.06)	0.25	(0.03)	(0.11)	(0.15)
Net realized and unrealized gain on investments	5.73	2.44	3.23	4.61	0.78

Total from investment operations	5.67	2.69	3.20	4.50	0.63

Less distributions:
Dividends from net investment income	(0.09)	(0.17)	—	—	—

Total distributions	(0.09)	(0.17)	—	—	—

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$29.85	$24.27	$21.75	$18.55	$14.05

Total return (d)	23.43%	12.41%	17.25%	32.03%	4.69%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,366,790	$617,320	$124,264	$42,188	$26,948
Ratio of operating expenses to average net assets	1.07%	1.05%	1.12%	1.32%	1.62%
Ratio of net investment income/(loss) to average net assets	(0.25)%	1.04%	(0.13)%	(0.69)%	(1.21)%
Portfolio turnover rate	46%	60%	45%	53%	58%
Ratio of operating expenses to average net assets without expense reimbursements	1.07%	1.05%	1.12%	1.32%	1.63%

(a)	The Munder Mid-Cap Core Growth Fund Class Y Shares commenced operations on June 24, 1998.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated.

32

SHAREHOLDER GUIDE

Dated October 31, 2007

The Shareholder Guide provides information regarding the purchase, redemption and exchange of shares of the Munder Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Munder Funds Class A, B, C, I, K, R & Y shares Prospectuses dated October 31, 2007. Not all Funds offer all classes of shares.

HOW TO REACH THE FUNDS

CONTACT SHAREHOLDER SERVICES

For account inquiries or information, literature, forms, etc.:

By telephone:

1-800-438-5789

By mail:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

By overnight delivery:	The Munder Funds

101 Sabin Street Pawtucket, RI 02860

For other inquiries or complaints:

By telephone:

1-800-468-6337

By mail:

The Munder Funds

Attn: Secretary

480 Pierce St. Birmingham, MI 48009

By e-mail:	fundcontact@munder.com

PURCHASE INFORMATION

WHO MAY PURCHASE SHARES

Class A & Class C Shares

All investors are eligible to purchase Class A or Class C shares.

Class B Shares

Class B Shares of the Munder Funds are available for purchase only as follows:

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B shares of a Munder Fund in additional Class B shares of that Fund;

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase Class B shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a

S - 1

trust for which the existing registered owner is the trustee or beneficiary;
-

401(k) retirement plans (and other similar group retirement plans) that offered Class B shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B shares of that Munder Fund and may purchase additional Class B shares of that Fund in existing participant accounts;

-

401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B shares of a Munder Fund as an investment option, may open participant accounts in Class B shares of that Fund; and

-

Any client or customer of a broker, financial intermediary or other financial institution that (i) received a sales presentation within the six months prior to February 28, 2007 that included Class B shares of one or more Munder Funds as an investment option and (ii) was identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B shares of a Munder Fund may purchase Class B shares.

If all Class B shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in this Shareholder Guide, then the shareholder’s account will be closed. Such former holders of Class B shares will not be able to buy additional Class B shares or reopen a Class B shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in this Shareholder Guide.

The Munder Funds reserve the right to revise the scope of the limited offering described above or to change these policies at any time.

Class K Shares

Customers (and their immediate family members) of banks and other institutions that have entered into agreements with the Funds to provide shareholder services for Class K shareholders may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. Financial institutions (or their nominees) acting on behalf of their customers, will normally be the holders of record of Fund shares and will reflect their customers’ beneficial ownership of shares in the account statements provided by them to their customers.

The Funds may refuse any purchase orders from ineligible investors who select Class K shares.

Class R Shares

Investors may purchase Class R shares only through participation in certain programs where program-level or omnibus accounts are held on the books of the Funds, including without limitation:

-	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit

S - 2

sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans; and
-	Managed account programs sponsored by a broker-dealer, registered investment adviser or bank trust department.

The Funds may refuse any purchase orders from ineligible investors who select Class R shares.

Class Y Shares

Only the following investors may purchase Class Y shares:

-

institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; and investment companies);

-	investment advisors, broker-dealers and other financial intermediaries acting for their own accounts or for the accounts of their clients;
-	Trustees and officers of the Munder Funds and their immediate family members;
-	employees and retired employees of the Funds’ investment advisor;
-	Munder Capital Management’s investment advisory clients; and
-	immediate family members of employees of the Funds’ investment advisor.

The Funds may refuse any purchase orders from ineligible investors who select Class Y shares.

Class I Shares

Individual investors and institutional investors may purchase Class I shares.

METHODS FOR PURCHASING SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Intermediary and/or Financial Institution

Any broker, financial intermediary or other financial institution authorized by the Munder Funds or the Funds’ distributor can sell you shares of the Funds. Please note that brokers, financial intermediaries or other financial institutions may charge you fees in connection with purchases of shares. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail

For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

You must also specify the Fund and class of shares you wish to purchase on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase may be refused or you may be invested in Class A shares, if offered.

S - 3

For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for the amount of your investment to the address listed above. We reserve the right to refuse investments of less than $50 and any form of payment, including without limitation cash, temporary checks, credit cards or third-party checks.

By Wire

For new accounts, you must complete, sign and mail an Account Application to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below. To obtain an Account Application, your account number or more information, call (800) 438-5789.

Wire Instructions

Bank ABA/Routing #: 031000053

Bank Account Number: 8606905396

Bank Account Name: The Munder Funds

RFB: (Fund Name and Class)

OBI: (Your Name and Acct #)

You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer (EFT)

For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Account Application with the Banking Information section completed and you must not decline your EFT purchase privilege. Once your account has been established, you can make investments by EFT.

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or visit www.munder.com to establish an Internet login and password for online transactions.

Please note that EFT transactions usually require two days to complete.

Through the Automatic Investment Plan (AIP)

Under an AIP, you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP without notice if your bank account has insufficient funds at the time of a scheduled deduction or for any other reason on 30 days’ written notice to you.

POLICIES FOR PURCHASING SHARES

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial

S - 4

institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

-	Name;

-	Date of birth (for individuals);

-	Residential or business street address (although post office boxes are still permitted for mailing); and

-	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, we may restrict your ability to purchase additional shares of a Fund until your identity is verified. We may also close your account or take other appropriate action if we are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed (less any applicable CDSC). In addition, you will not be entitled to recoup from the Funds any sales charges paid in connection with your purchase of Fund shares. Any otherwise applicable short-term trading fee will not, however, be assessed on accounts that are closed for this reason.

Investment Minimums

(Class A, B & C Shares)

With respect to any Class A, B or C shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class A, Class B and Class C shares is $2,500 per Fund for all accounts, with the following exceptions. The minimum initial investment for all types of Individual Retirement Accounts (IRAs), Education Savings Accounts (ESAs), 403(b), Uniform Gifts to Minors Act (UGMA) and Uniform Transfer to Minors Act (UTMA) accounts is $500. Subsequent investments of less than $50 per Fund for all account types may be refused. If you use the Automatic Investment Plan (AIP), the minimum initial and subsequent investment per Fund is $50.

Investment minimums do not apply to purchases made through eligible retirement plans (or similar group accounts) or eligible wrap-fee programs (or similar programs). For this purpose, “eligible

S - 5

retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees. “Eligible wrap-fee and similar programs” are those which have been approved by an officer of the Fund.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

If you wish to invest more than $50,000, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A or Class C shares. If you wish to invest more than $1 million, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A shares.

Investment Minimums

(Class K & R Shares)

There is no minimum initial or subsequent investment for Class K or Class R shares.

Investment Minimums (Class Y Shares)

With respect to any Class Y shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class Y shares is $1 million per Fund for each Class Y shares account.

A reduced initial investment minimum of $2,500 applies to investments made by clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds.

Investment minimums do not apply to purchases made through eligible retirement plans or similar group accounts. For this purpose, “eligible retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees.

Investment minimums do not apply to clients in wrap-fee programs or other asset-based advisory fee programs, where the sponsor has entered into a written agreement with the Funds to offer Class Y shares through the applicable program.

S - 6

Investment minimums do not apply to investments made by Trustees or officers of the Munder Funds or their immediate family members, employees of Munder Capital Management or their immediate family members, retired officers or employees of Munder Capital Management, or investment advisory clients of Munder Capital Management.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

Investment Minimums (Class I Shares)

Except as provided below, the minimum initial investment for Class I shares is $2 million per Fund for each Class I shares account.

Investment minimums do not apply to accounts held through an intermediary that maintains aggregate assets on behalf of its clients in a Fund equivalent to $10 million or greater and an average account size in the Fund equivalent to $200,000 or greater.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Accounts Below Minimums

For each account that you own, if your investment in Class A, Class B or Class C shares of a Fund does not meet the applicable account minimum, or you cease AIP contributions before reaching the applicable account minimum, you may increase your balance to that level (either by a single investment or through the AIP) or that Fund account may be charged a quarterly servicing fee of $6.

Exemptions from this fee apply to accounts held through brokers, financial intermediaries and other financial institutions that hold shares in street name or omnibus positions or through registered securities clearing agents.

To the extent feasible, we may waive low account balance fees on Class A or Class B shares accounts that do not meet the applicable amount minimum as a result of the par conversion of a Class B shares account to a Class A shares account. In addition, we reserve the right, in our sole discretion, to waive the imposition of this fee.

We further reserve the right, upon 30 days’ advance written notice, to redeem your Class A, Class B or Class C shares account (and forward the redemption proceeds to you) if its value is below the applicable minimum or to redeem your Class Y shares account if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice. Any otherwise applicable contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 30 days of your purchase.

Timing of Orders

Purchase orders must be received by the Funds or an authorized agent of the Funds, such as the Funds’ distributor or transfer agent, authorized dealer or third-party

S - 7

administrator, or other authorized financial intermediary, before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day’s NAV. Purchase orders received after that time will be accepted as of the next business day and will receive the NAV for the next business day.

REDEMPTION INFORMATION

METHODS FOR REDEEMING SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone

If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Funds must receive a redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet

If you did not decline the online redemption privilege on your Account Application and you have established an internet Personal

S - 8

Identification Number (PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

As with redemptions by telephone, the Funds must receive an online redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make internet redemptions from an IRA, ESA or 403(b) account.

Through the Systematic Withdrawal Plan (SWP)

If you have an account value of $5,000 or more in a Fund, you may redeem Class A, Class B or Class C shares on a monthly or quarterly basis. For IRA or 403(b) accounts, you may make redemptions on a monthly, quarterly or annual basis. In either case, the minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds. You may change or cancel a SWP at any time upon notice to the Funds. If you pay a sales charge on the purchase of Class A shares, you should not participate in a SWP. In addition, any applicable CDSC will be charged upon redemption of Class A, Class B or Class C shares.

By Writing a Check

Free checkwriting is available to Class A and Class Y shareholders of the Taxable Income Funds (other than the International Bond Fund), Tax-Free Income Funds and Money Market Funds who complete a Checkwriting Authorization Form and return it to us. Checks that are written in amounts less than $500 may be refused. You may not close a Fund account by writing a check. We may change or terminate this program on 30 days’ advance written notice to you.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent

In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). Please call (800) 438-5789 to determine the requirements for providing other instructions.

If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these methods.

Short-Term Trading Fee

A short-term trading fee may apply to redemptions of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

S - 9

Medallion Signature Guarantee

For your protection, a medallion signature guarantee is required for the following Class A, Class B and Class C redemption requests:

-	redemption proceeds greater than $50,000;
-	redemption proceeds not being made payable to the record owner of the account;
-	redemption proceeds not being mailed to the address of record on the account;
-	redemption proceeds being mailed to address of record that has changed within the last 30 days;
-	redemption proceeds being transferred to another Munder Fund account with a different registration;
-	change in ownership or registration of the account; or
-	changes to banking information without a voided check being supplied.

We reserve the right to require a medallion signature guarantee for other types of redemption requests, including Class K, Class R or Class Y share redemptions.

When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Financial Institutions

Shares held through a financial institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties

During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.

EXCHANGE INFORMATION

METHODS FOR EXCHANGING SHARES

Shareholders may exchange Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

S - 10

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration. All exchange requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

By Telephone

If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

By Internet

If you did not decline the online exchange privilege on your Account Application and you have established an internet Personal Identification Number (PIN), you may exchange shares by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

POLICIES FOR EXCHANGING SHARES

-	You may exchange your Fund shares for shares of the same class of other Munder Funds (if offered) based on their relative NAVs.

-

If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange. When Class A shares of a Munder Fund that were issued without the imposition of a sales charge are exchanged for Class A shares of another Munder Fund, you must pay any applicable sales charge at the time of the exchange unless you otherwise qualify for a waiver of the sales charge.

-

Class A shares of a money market fund that (1) were acquired through the use of the exchange privilege and (2) can be traced back to a purchase of one or more Munder Funds for which a sales charge was paid, may be exchanged for Class A shares of a Fund at NAV.

-	Class A, Class B and Class C shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

-	You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

-	A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

S - 11

-

Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker, financial intermediary or other financial institution or by calling the Munder Funds at (800) 438-5789.

-	Brokers or financial intermediaries may charge you a fee for handling exchanges.

-	We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Short-Term Trading Fee

A short-term trading fee may apply to exchanges of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES

AND REDEMPTIONS

-

We consider purchase, exchange or redemption orders to be in “proper form” when we receive all required information, including properly completed and signed documents. We may reject any requests that are not in proper form.

-	We reserve the right to reject any purchase order, including exchanges from other Munder Funds.

-	At any time, we may change any of our purchase, redemption or exchange practices or privileges, and may suspend the sale of Fund shares.

-	We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

-	To limit the Funds’ expenses, we no longer issue share certificates.

-	We may temporarily stop redeeming shares if:

(i)	the NYSE is closed;

(ii)	trading on the NYSE is restricted;

(iii)	an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

(iv)	the SEC orders the Fund to suspend redemptions.

-

We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor’s account, neither the Funds, Munder Capital Management, the Funds’ distributor nor the Funds’ transfer agent or any of their affiliates, officers or directors will be held responsible for any losses resulting from unauthorized transactions.

-	If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the

S - 12

account. If your account has been set up by a broker, financial intermediary or other financial institution, account activity will be detailed in their statements to you. Brokers, financial intermediaries and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

-	Brokers, financial intermediaries and other financial institutions may charge their customers a processing fee in connection with the purchase or redemption of Fund shares.

-

Normally we send redemption amounts to you on the next business day (but not more than seven days) after we receive your request in proper form, except as described below in the case of shares purchased by check. Same-day processing is available only for the Money Market Funds, provided we receive notice of the trade prior to the applicable cut-off time (see below).

-

If we receive notice of your intent to process a same-day trade and your purchase order for the Cash Investment Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 2:45 p.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 2:45 p.m. (Eastern time), you will receive dividends for that day.

If we receive notice of your intent to process a same-day trade and your purchase order for the Tax-Free Money Market Fund is received in proper form before 11:30 a.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 11:30 a.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 11:30 a.m. (Eastern time), you will receive dividends for that day.

-	We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

SHAREHOLDER PRIVILEGES

Reinstatement Privilege

For 60 days after you sell Class A, Class B or Class C shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge). This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A, B or C shares that were subject to a CDSC when redeemed. The Class A shares purchased under this privilege must be held in an account registered in the same name as the account from which the shares were redeemed and the amount being reinvested must be at least the required minimum investment amount. You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial intermediary must notify the Funds at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

S - 13

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

AND SHORT-TERM TRADING FEE

Policies and Procedures

The Funds are not intended to serve as vehicles for short-term trading. By realizing profits through short-term trading, investors that engage in rapid purchases and sales or exchanges of a Fund’s shares may dilute the value of shares held by long-term investors. Volatility resulting from excessive purchases and sales or exchanges of a Fund’s shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity resulting from market timing. Excessive purchases and sales or exchanges of a Fund’s shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity, which could cause the Fund to incur increased brokerage costs and to realize taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level volatility and investment volatility that is associated with patterns of excessive short-term trading activity. Any increased costs are borne by all Fund shareholders, including long-term investors who do not cause such costs to be incurred. All of these factors may adversely affect Fund performance. Funds investing in securities that are thinly traded, trade infrequently, or are more difficult to value (such as foreign securities, high yield debt securities and small-cap securities) may attract investors seeking to profit from short-term trading strategies that attempt to exploit the special valuation issues applicable to these types of securities to a greater degree than other types of securities. With respect to the Cash Investment Fund, a money market fund that attempts to maintain a stable net asset value, short-term trading does not generally pose the same issue for that Fund as for other Munder Funds.

The Board of Trustees of the Munder Funds has adopted policies and procedures to monitor for, and to discourage and take reasonable steps to prevent or minimize, investors from engaging in frequent purchases and redemptions of shares of the Munder Funds, to the extent deemed reasonable and practicable. The Funds will seek to apply these policies and procedures as uniformly as practicable.

The Munder Funds’ policies and procedures for identifying excessive short-term trading and market timing activities take into account a number of factors, including but not limited to the dollar amount and frequency of Fund trades. For purposes of these monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Pursuant to these policies and procedures, each Fund reserves the right to refuse any purchase or exchange request that, in the view of MCM, could adversely affect any Munder Fund or its operations, including any purchase or exchange request from any individual, group or account that is likely to engage in excessive trading, or any order that may be viewed as market-timing activity. If a Fund refuses a purchase or

S - 14

exchange request from a shareholder and that shareholder deems it necessary to redeem his or her account in the Fund, any CDSC that is applicable to such redemption transaction, as described in the Fund’s prospectus, will be assessed against those redemption proceeds.

The Funds will suspend or terminate any or all exchange privileges or suspend or terminate telephone and/or internet redemption privileges on accounts identified as engaging in excessive short-term trading or market timing activity in order to limit these types of trading practices. The Funds (other than a money market fund) also reserve the right in the future to limit the number of “round trip” exchanges an investor may make into and out of any Fund in order to discourage excessive short-term trading activities.

Although the Funds use a variety of methods to detect and deter excessive trading or market timing, the Funds cannot always know or reasonably detect such trading, particularly if it is facilitated by authorized financial intermediaries or done through omnibus account arrangements. The Funds’ ability to monitor and discourage market timing and excessive trading generally requires the cooperation of financial intermediaries to effectively implement policies and procedures with respect to accounts for which the Funds do not have sufficient identifying information. This cooperation cannot necessarily be assured. To the extent the Funds are able to identify market timing or excessive trading in these accounts, the Funds will use their reasonable and best efforts to uniformly apply their policies and procedures. However, there is no guarantee that this goal will be achieved. Finally, it is important to recognize that “market timing” and “excessive trading” are not clearly defined terms under applicable law. Consequently, trading activities that may not be considered by the management of the Munder Funds to be excessive or market timing could be interpreted differently by others and vice versa.

Short-Term Trading Fee

Consistent with the Funds’ policies and procedures, we may apply a 2% short-term trading fee if you redeem or exchange shares of the Asset Allocation Fund—Balanced, the Equity Funds or the International Bond Fund within 30 days of purchase. The fee will be applied based on net assets at the time of the transaction. Any applicable short-term trading fee is paid directly to the Fund from which you redeem or exchange your shares in order to, among other things, offset the costs of buying and selling securities. The fee, which is intended to discourage short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

The Funds will seek to apply short-term trading fees as uniformly as possible. Where operational limitations restrict the ability of the Funds to impose short-term trading fees or apply certain exemptions from the fees, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of short-term trading fees will vary. To the extent feasible, the following types of transactions will be exempt from short-term trading fees: shares purchased through the automatic reinvestment of dividend and capital gain distributions; shares redeemed to pay account-related fees; shares purchased through an automatic investment program or similar periodic investment plan; transactions associated

S - 15

with the automatic rebalancing of an account; shares purchased as a result of an employer contribution to a qualified retirement plan account; shares redeemed from shareholder accounts liquidated for failure to meet the minimum investment requirement; shares redeemed from a shareholder account for which the identity of the shareholder could not be determined within reasonable time after the account was opened; shares redeemed pursuant to a systematic withdrawal plan or similar periodic withdrawal plan; shares redeemed as part of a loan or hardship withdrawal from a qualified plan; shares redeemed to repay a loan from a qualified retirement account; shares redeemed for payment of involuntary fees; shares redeemed as part of a required distribution from a qualified retirement plan or IRA; shares redeemed upon the death or disability of an owner of record of an account; and any other involuntary redemption and/or exchange transactions, including those required by law or regulation, a regulatory agency, a court order, or as a result of a liquidation of a Fund by the Board of Trustees.

Accounts exempt from the imposition of short-term trading fees are: accounts held through omnibus and plan level retirement accounts for which third-party recordkeepers do not assess redemption fees on such accounts; accounts that hold omnibus share positions for the dealer, and the underlying dealer customer accounts, for which the dealer does not assess redemption fees on such accounts; accounts for which the beneficial owner is an asset allocation fund or funds (or similar pooled investment vehicle) that rebalances no more frequently than quarterly; and wrap fee program accounts for which the program sponsor has entered into a form of fee waiver agreement with the Funds. In addition, we reserve the right to waive the short-term trading fees in certain limited circumstances where the Funds determine the transaction does not pose the risks that the Funds’ policies and procedures are designed to mitigate. Such waivers are subject to the advance written approval of two officers of the Funds and are reported to the Board of Trustees.

S - 16

ADDITIONAL INFORMATION

Information relating to purchases and sales of shares of the Fund is provided in the Shareholder Guide, which is incorporated by reference into (and is considered a part of) this prospectus.

More information about the Fund is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

The Fund’s Statement of Additional Information provides more detail about the Fund and its investment strategies, risks and restrictions. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (and is considered part of) this prospectus.

SHAREHOLDER INQUIRIES:

By e-mail:	fundcontact@munder.com

By telephone:	1-800-468-6337

By mail:	The Munder Funds

Attn: Secretary

480 Pierce Street

Birmingham, MI 48009

TO OBTAIN INFORMATION:

By telephone:

1-800-438-5789

By mail:

The Munder Funds

P.O. Box 9701

Providence, RI 02940-9701

By overnight delivery:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

By web:

www.munder.com

You may find more information about the Fund online. This website is not considered part of the prospectus.

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-0102.

Distributor: Funds Distributor, Inc.

SEC File Number: 811-21294

PROMCCG1007

Munder Cash Investment Fund

PROSPECTUS

October 31, 2007

Save paper and receive this

document electronically.

Sign up for electronic delivery at

www.munderfunds.com/edelivery

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

CLASS A SHARES

(MIAXX)

CLASS B SHARES

(MIBXX)

CLASS C SHARES

(MCNXX)

CLASS K SHARES

(MIKXX)

CLASS Y SHARES

(MIYXX)

Munder Cash Investment Fund

CLASS A, B, C, K & Y SHARES

This prospectus describes the goal and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on the Fund’s investment strategies and risks, please read the section entitled “More About the Fund.” Certain terms used in this prospectus are defined in the Glossary. Unless this prospectus expressly provides otherwise, each goal, strategy and policy of the Fund may be changed by action of the Board of Trustees without shareholder approval.

GOAL AND PRINCIPAL

INVESTMENT STRATEGIES

Goal

The Fund’s primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Principal Investment Strategies

The Fund pursues its goal by investing in a broad range of high-quality U.S. dollar- denominated money market instruments (e.g., commercial paper, bankers’ acceptances, certificates of deposit, short-term corporate and government securities and repurchase agreements). In addition, the Fund may invest in short-term investment contracts, including funding agreements, issued by insurance companies.

The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

In addition to domestic investments, the Fund may invest up to 25% of its assets in U.S. dollar-denominated money market obligations of foreign corporations or banks or their domestic affiliates or branches.

The Fund’s investments may include fixed and variable rate securities.

PRINCIPAL RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is subject to the following principal investment risks:

-	Credit (or Default) Risk

An issuer of a fixed income security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower

1

the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a fixed income security can also affect its liquidity and make it more difficult for the Fund to sell.

-	Interest Rate Risk

The Fund’s yield will vary with changes in interest rates. In a rising interest rate environment, the Fund’s yield may not rise as quickly as the yields of certain other short-term investments. Investments held by the Fund with longer maturities will tend to be more sensitive to interest rate changes than investments with shorter maturities. Generally, the longer the average maturity of the investments held by the Fund, the higher the risk that the Fund may not be able to maintain a constant net asset value of $1.00 per share and that it may suffer a loss.

-	Prepayment Risk

The Fund may have a higher risk of failing to maintain a stable net asset value of $1.00 per share and may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as an asset-backed security or mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund’s income, total return and share price. Rates of prepayment, faster or slower than expected, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain types of mortgage-backed securities, such as collateralized mortgage obligations, may be more volatile and less liquid than other types.

-	Credit Ratings Risk

Consistent with the requirements of Rule 2a-7 under the Investment Company Act of 1940, the Fund may invest in securities that, at the time of purchase, are rated in one of the two highest short-term rating categories or unrated and deemed by the advisor to be of comparable quality. Securities rated A-2- by Moody’s, P-2- by S&P or F2- by Fitch, although eligible securities for money market funds, are somewhat riskier than higher rated obligations because they are regarded as having only a satisfactory ability to meet financial commitments.

-	Repurchase Agreement Risk

A repurchase agreement enables the Fund to buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

-	Foreign Securities Risk

Investments by the Fund in U.S. dollar-denominated foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities

2

markets. The reporting, accounting and auditing standards of foreign countries may differ in some cases significantly, from U.S. standards.

-	Variable and Floating Rate Securities Risk

Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. As in the case of all fixed income securities, variable and floating rate instruments are subject to credit risk and interest rate risk.

3

PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund’s performance for each of the last ten calendar years. The table shows the Fund’s average annual total returns for different calendar periods over the life of the Fund.

The annual returns in the bar chart are for the Fund’s oldest class of shares, Class Y shares. Class A, Class B, Class C and Class K shares, net of any sales charges, will have annual returns similar to those of the Class Y shares because all of the classes of shares are invested in the same portfolio of securities and have the same portfolio management. Because each class of shares has different sales charges, distribution fees and/or service fees, and expenses, the performance of each class will differ. Please see the section entitled “Fees and Expenses.”

When you consider this information, please remember the Fund’s performance in past years is not necessarily an indication of how the Fund will perform in the future.

Munder Cash Investment Fund CLASS Y

TOTAL RETURN (%)

per calendar year

YTD through 9/30/07:	3.85%

Best Quarter %	1.56%	(quarter ended 9/30/00)
Worst Quarter %	0.13%	(quarter ended 12/31/03)

AVERAGE ANNUAL RETURNS

for periods ended December 31, 2006

	1 Year %	5 Years %	10 Years %	Since Inception(1) %
CLASS Y	4.81	2.15	3.57	4.06
CLASS A	4.55	1.89	3.31	3.53
CLASS B	(1.22)	—	—	1.01
CLASS C	2.78	—	—	1.47
CLASS K	4.66	1.99	3.42	3.62

(1)	The inception dates for Class Y, Class A, Class B, Class C and Class K shares are 3/14/90, 12/1/92, 11/1/02, 11/5/02 and 11/23/92, respectively.

Average annual returns reflect the imposition of the maximum contingent deferred sales charge.

You may call 1-800-438-5789 to obtain the Fund’s current 7-day yield.

4

FEES & EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

SHAREHOLDER FEES paid directly from your investment	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class Y Shares
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)	None	None	None	None	None
Maximum Contingent Deferred Sales Charge (CDSC) (as a % of the lesser of original purchase price or redemption proceeds)	None(a)	5%(b)	1%(c)	None	None
Maximum Sales Charge (load) imposed on reinvested dividends	None	None	None	None	None
Redemption Fees	None	None	None	None	None
Exchange Fees	None	None	None	None	None

ANNUAL FUND OPERATING EXPENSES paid from Fund assets (as a % of net assets)	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class Y Shares
Management Fees (d)	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees (d)	0.25%	1.00%	1.00%	0.00%	0.00%
Non-12b-1 Service Plan Fees (d)	0.00%	0.00%	0.00%	0.15%	0.00%
Other Expenses (d)	0.21%	0.21%	0.21%	0.21%	0.21%

Total Annual Fund Operating Expenses (d)	0.81%	1.56%	1.56%	0.71%	0.56%

(a)	A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. If you redeem Class A shares of the Fund that were acquired through an exchange from another Munder Fund or Funds that you purchased as part of an investment of $1 million or more, and your redemption occurs within one year of your original Munder Fund(s) purchase, a 1% CDSC may apply upon redemption.
(b)	The CDSC applies to redemptions of Class B shares within six years of purchase and declines over time.
(c)	The CDSC applies to redemptions of Class C shares within one year of purchase.
(d)	The advisor and/or the distributor may voluntarily waive, reduce or absorb management fees, distribution and/or service fees and/or other expenses, and/or the Fund may voluntarily waive the collection of any Non- 12b-1 Service Plan Fees, with respect to any class of shares of the Fund in order to support yields. The advisor has voluntarily agreed to waive a portion of its management fees. As a result of this voluntary waiver, management fees are 0.10% and total annual fund operating expenses based on the prior fiscal year are 0.56%, 1.31%, 1.31%, 0.46% and 0.31%, respectively, for Class A, Class B, Class C, Class K and Class Y shares.

5

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A Shares	Class B Shares*		Class B Shares**		Class C Shares*	Class C Shares**	Class K Shares	Class Y Shares
1 Year	$83	$659		$159		$259	$159	$73	$57
3 Years	$259	$793		$493		$493	$493	$227	$179
5 Years	$450	$1,050		$850		$850	$850	$395	$313
10 Years	$1,002	$1,655	***	$1,655	***	$1,856	$1,856	$883	$701

*	Assumes you sold your shares at the end of the time period.
**	Assumes you stayed in the Fund.
***	Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) of the Fund on the first business day of the month following the eighth anniversary of the issuance.

Historical information regarding the Fund is included in the Fund’s Statement of Additional Information.

6

GLOSSARY

The Glossary explains certain terms used throughout this prospectus.

Fixed Income or Debt Securities are securities that pay interest at set times at either fixed, floating or variable rates, or which are issued at a discount to their principal amount instead of making periodic interest payments. Fixed income securities include corporate bonds, debentures and other similar corporate debt instruments, zero coupon bonds and variable amount master demand notes.

Foreign Securities include U.S. dollar-denominated securities of foreign issuers that are traded in the U.S. Foreign securities also include yankee securities, which are U.S. dollar-denominated securities issued in the U.S. by foreign banks and corporations or their domestic affiliates.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers’ acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short- term U.S. government securities.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS

In determining the rating of an investment, the Fund may rely on credit ratings issued by credit rating agencies registered with the SEC as nationally recognized statistical rating organizations (NRSROs). The following rating agencies are NRSROs:

Moody’s Investor Service, Inc. (Moody’s)

Fitch Ratings, Inc. (Fitch)

Standard & Poor’s Rating Services (S&P)

MORE ABOUT THE FUND

The following sections provide additional information about the Fund’s principal investment strategies and risks and describe certain other applicable investment strategies and risks of the Fund. The Fund may use other techniques and invest in other securities and is subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Fund’s principal investment strategies and principal risks please read the sections entitled “Goal and Principal Investment Strategies” and “Principal Risks” beginning on page 1 of this prospectus.

7

FURTHER INFORMATION

REGARDING THE FUND’S

PRINCIPAL INVESTMENT

STRATEGIES AND RISKS

CREDIT RATINGS

Consistent with the requirements of Rule 2a-7 under the Investment Company Act of 1940, the Fund may invest in securities that, at the time of purchase, are rated in one of the two highest short-term rating categories:

•	A-2- or higher by S&P;
•	P-2- or higher by Moody’s; or
•	F2- or higher by Fitch.

A security will be considered eligible for purchase if it receives two of the above or comparable ratings, unless it has only been rated by one NRSRO. The Fund may also invest in unrated securities if the advisor believes they are comparable in quality.

-	Investment Strategy

Securities purchased by the Fund will generally be rated at least A-1-/P-1-/F1- or unrated and deemed by the advisor to be comparable in quality.

-	Special Risks

Subsequent to its purchase by the Fund, an unrated security may be rated, a rated security may cease to be rated or a rated security’s rating may be reduced below the minimum rating required for purchase by the Fund. The advisor will consider such an event in determining, in accordance with procedures adopted by the Board of Trustees, whether the Fund should continue to hold the security.

FOREIGN SECURITIES

Foreign securities in which the Fund typically invests are yankee securities, which are U.S. dollar-denominated securities issued in the U.S. by foreign banks and corporations. Foreign securities in which the Fund may also invest include U.S. dollar-denominated securities of foreign issuers that are traded in the U.S.

-	Investment Strategy

The Fund may invest up to 25% of its total assets in foreign securities.

-	Special Risks

Foreign securities involve special risks and costs.

Direct investments in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

GUARANTEED INVESTMENT CONTRACTS AND FUNDING AGREEMENTS

The Fund may invest in guaranteed investment contracts or funding agreements. Both guaranteed investment contracts and funding agreements are agreements whereby the Fund makes payments to an insurance company’s

8

general account in exchange for a fixed or floating rate of interest based on an index. Guaranteed investment contracts and funding agreements are considered illiquid investments and are acquired subject to the Fund’s limitation on illiquid investments.

OTHER INVESTMENT

STRATEGIES AND RISKS

ASSET-BACKED SECURITIES

Asset-backed securities are debt securities backed by mortgages, installment sales contracts and credit card receivables. The securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. In effect, these securities “pass through” the monthly payments that individual borrowers make on their mortgage or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). These securities may be issued in multiple classes with each class having its own interest rate and/or final payment date.

-	Investment Strategy

The Fund may invest a portion of its assets in asset-backed securities.

-	Special Risks

In addition to credit and market risk, asset-backed securities may involve prepayment risk if the underlying assets (loans) may be prepaid at any time. The value of asset-backed securities may also change because of actual or perceived changes in the credit worthiness of the originator, the servicing agent, the financial institution providing the credit support, or the counterparty.

Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral.

BORROWING

-	Investment Strategy

The Fund may borrow from banks in an amount up to 33 1/ 3% of the Fund’s assets, including the amount borrowed. The Fund may also issue a note evidencing a temporary loan (i.e., one that must be repaid within 60 days), as long as it does not exceed 5% of the Fund’s total assets.

-	Special Risks

Borrowings by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund’s net asset value will decline in value by proportionately more than the decline in value of the securities and the Fund may not be able to maintain a stable net asset value of $1.00 per share.

9

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, the Fund may realize additional income gains or losses.

-	Investment Strategy

The Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 33 1/3% of the value of the Fund’s total assets (including the loan collateral).

-	Special Risks

The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

U.S. GOVERNMENT SECURITIES

U.S. government securities may be backed by the full faith and credit of the U.S. Treasury, by the right to borrow from the U.S. Treasury, or by the agency or instrumentality issuing or guaranteeing the security. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if it is not obligated to do so by law. U.S. government securities include mortgage-backed securities that are issued by agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS

A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

-	Special Risks

Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the counterparty may fail to deliver the security or cash on the settlement date.

PUBLICATION OF PORTFOLIO HOLDINGS

The Fund publishes a complete list of its portfolio holdings as of the end of each calendar month not earlier than 30 days after the end of such month on the Munder Funds website (www.munder.com) under the “All Holdings” link on the Fund’s Profile Page. The three most recent previously published month-end portfolio holdings lists can be accessed through the “Historical All Holdings” link on the Fund’s Profile Page. The Fund may also publish other information on the Fund’s Profile Page relating to its portfolio holdings (e.g., sector information, maturity structure and other portfolio characteristic data) as of the end of the calendar month

10

not earlier than 15 days after the end of such month. A description of the Fund’s policies and procedures with respect to the disclosure of information regarding the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

YOUR INVESTMENT

PURCHASING SHARES

You may purchase Class A, Class B, Class C, Class K or Class Y shares of the Fund at the net asset value (NAV) next determined after your purchase order is received in proper form.

Class B, Class K and Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding eligibility requirements.

Broker-dealers or financial intermediaries (other than the Fund’s distributor) may charge you additional fees for shares you purchase through them.

For information regarding policies and procedures associated with purchasing shares of the Fund, including minimum investment requirements, please see the Shareholder Guide.

EXCHANGING SHARES

You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs. A sales charge may apply on the exchange.

For information regarding policies and procedures associated with exchanging shares, please see the Shareholder Guide.

REDEEMING SHARES

You may redeem shares at the NAV next determined after your redemption request is received in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC).

For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the Shareholder Guide.

SHARE CLASS SELECTION

The Fund offers Class A, Class B, Class C, Class K and Class Y shares through this prospectus. A summary comparison of the various classes appears in the table on the following pages. Please see the Shareholder Guide for more information regarding each class of shares.

Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase, the intended length of your investment and your eligibility to purchase those shares. In estimating the costs of investing in a particular class of shares, you should consider both ongoing annual expenses, including applicable Rule 12b-1 distribution and service fees and/or other service fees as described in the section entitled “Distribution and Service Fees,” and any initial sales charge or CDSC.

11

Class A Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement or education savings plan.

Initial Sales Charge	None (up to 5.50% on Non-Money Market Funds).

Contingent Deferred Sales Charge	None (except that a 1.00% charge applies on certain redemptions made within one year of a $1 million investment for which no sales charge was paid).

Distribution and/or Service Fees	Rule 12b-1 fees of 0.25% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	None

Conversion Feature	None

Class B Shares
Purchase Availability	Available to a limited group of investors for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge	Starts at 5.00% and declines to 0% six years after purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	$50,000

Conversion Feature	Automatic conversion to Class A shares on the first business day of the month following the eighth anniversary of issuance, reducing future annual expenses.*

Class C Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge	1.00% on redemptions made within one year of purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	$1 million

Conversion Feature	None

*	Please see the Statement of Additional Information for information regarding the conversion feature for Class B shares purchased prior to June 16, 2003.

12

Class K Shares
Purchase Availability	Available only through selected financial institutions. Not available for direct investment in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Service fees of 0.15% annually (0.25% for Non-Money Market Funds).

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	None

Class Y Shares
Purchase Availability	Available only to institutional investors, investors purchasing through financial intermediaries, investors purchasing through retirement plans that meet certain conditions, and investors with specific relationships with Munder Capital Management or the Munder Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	None

Initial Purchase Minimum	$1 million (reduced or eliminated for certain categories of investors).

Purchase Maximum	None

Conversion Feature	None

APPLICABLE SALES CHARGES

Access to the following information is available through the Munder Funds website at www.munder.com under the “Sales Charges and Fees” link on the Fund’s Profile Page.

CDSCs

You are subject to a CDSC when you redeem:

-	Class A shares purchased within one year of redemption as part of an investment of $1 million or more if a sales commission was paid at the time of investment;
-	Class B shares within six years of buying them; or
-	Class C shares within one year of buying them.

These time periods include the time you held Class A, Class B, Class C or Class II shares of another Munder Fund which you may have exchanged for Class A, Class B or Class C shares of the Cash Investment Fund.

The CDSC is calculated based on the original NAV at the time of your

13

investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC.

The CDSC for Class A shares and Class C shares, if applicable, is 1.00%.

The CDSC schedule for Class B shares is set forth below.

Redemption	CDSC
Within One Year of Purchase	5.00%
Within Two Years of Purchase	4.00%
Within Three Years of Purchase	3.00%
Within Four Years of Purchase	3.00%
Within Five Years of Purchase	2.00%
Within Six Years of Purchase	1.00%
More than Six Years After Purchase	0.00%

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 per share (for a total cost of $10,000). Three and one-half years later, assume the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, i.e., 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate for redemptions made within four years of purchase).

CDSC WAIVERS

We will waive any otherwise applicable CDSC payable upon redemptions of Class B or Class C shares for:

-	redemptions made within one year after the death or permanent disability (as defined by the Social Security Administration) of a named owner in the account registration;
-	minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2; and
-

(Class B shares only) redemptions through a Systematic Withdrawal Plan (SWP) of up to 10% per year of an account’s NAV. For example, if your balance at the time a SWP is established is $12,000, you may establish a $100 monthly or $300 quarterly (or $1,200 annual for IRA or 403(b) accounts) SWP without being subject to a CDSC for the year. For more information about enrolling in a SWP, please see the Shareholder Guide.

Other waivers of the CDSC on Class B or Class C shares may apply. Please see the Fund’s Statement of Additional Information or call (800) 438-5789 for more details.

14

DISTRIBUTION AND SERVICE FEES

DISTRIBUTION AND SERVICE PLAN FEES

The Fund adopted a Distribution and Service Plan with respect to its Class A, Class B, Class C and Class K shares. The Plan permits the Fund to pay distribution and other fees for the sale of Class A, Class B and Class C shares and for services provided to shareholders of Class A, Class B, Class C and Class K shares.

Payments under the Plan by Class A, Class B and Class C shares, but not payments made under the Plan by Class K shares, are made pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Fund may pay up to 0.25% of the average daily net assets of the Fund attributable to Class A, Class B and Class C shares and may pay up to 0.15% of the average daily net assets of the Fund attributable to Class K shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.75% of the average daily net assets of the Fund attributable to Class B and Class C shares to finance activities relating to the distribution of those shares.

Because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A, Class B, Class C and Class K shares of the Fund, and may cost you more than paying other types of sales charges.

OTHER PAYMENTS TO THIRD PARTIES

In addition to paying fees under the Fund’s Distribution and Service Plan, the Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor, for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Fund’s advisor or distributor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund, including affiliates of the advisor. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service and other fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Fund’s advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

In addition, while the Fund’s distributor typically pays to intermediaries most of the front-end sales charge applicable to sales of Fund shares by such intermediaries, the

15

Fund’s distributor may on occasion pay the entire front-end sales charge to such intermediaries. For more information regarding these arrangements, please read “Additional Compensation Paid to Intermediaries” in the Statement of Additional Information.

From time to time, the Fund’s advisor or distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

VALUING FUND SHARES

The Fund’s NAV is calculated each day on which the NYSE is open. The NAV per share is the value of a single Fund share. The Fund calculates NAV separately for each class. NAV is calculated by:

(1)	taking the total value of a Fund’s assets allocated to that class of shares,
(2)	subtracting the liabilities and expenses charged to that class, and
(3)	dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern Time). If the NYSE closes early, the Fund will accelerate its NAV calculation and transaction deadlines to that time. In determining the Fund’s NAV, securities are valued at amortized cost, which is approximately equal to market value. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight- line basis over the remaining life of the instrument.

The Fund may be open for business, and its NAV may be calculated, on weekdays when the NYSE is closed, but the Federal Reserve Bank in Boston is open. Purchase and redemption orders received and accepted prior to 4:00 p.m. (Eastern Time) on any day the money markets are open but the NYSE is closed will be effected at the NAV per share of the applicable class of shares of the Fund determined as of 4:00 p.m. (Eastern Time) on that date.

If reliable current market values are not readily available for a security (or the amortized cost method is not appropriate under the circumstances), such security will be priced using its fair value as determined in good faith by, or using procedures approved by, the Fund’s Board of Trustees. Current market values may be considered to be not readily available for a security when transactions in the security are infrequent, the validity of quotations appears questionable, there is a thin market, the size of reported trades is not considered representative of a company’s holdings (as in the case of certain debt securities), trading for a security is restricted or halted, or a significant event that may affect the value of a security occurs after the close of a related exchange but before the determination of the Fund’s NAV.

For foreign securities, fair valuation may be used where events that affect the value

16

of the Fund’s securities occur between the time the U.S. market for the Fund’s securities closes and the closing of the principal foreign market for those securities.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

In accordance with procedures established by the Board of Trustees to fair value the Fund’s securities, the advisor has established a pricing committee to serve as its formal oversight body for the valuation of the Fund’s securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees at the next regularly scheduled quarterly meeting of the Board.

DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund’s net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund declares dividends daily and pays dividends distributions, if any, monthly.

The Fund distributes its net realized capital gains, if any, at least annually.

If an investor provides the Fund with advance notice of a purchase and the purchase order is accepted before 2:45 p.m. (Eastern Time), the investor will receive dividends for that day. Otherwise the investor will begin to earn dividends on the first business day following the day of purchase.

Except in the case of same-day redemption requests, which must be received before 2:45 p.m. (Eastern Time), redeeming shareholders will receive dividends on the day of redemption.

It is possible that the Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital, generally a non-taxable distribution to the extent of (and in reduction of) a shareholder’s basis in the Fund. You should treat any such distribution in excess of your basis in your shares as gain from a sale or exchange of the shares.

The Fund will generally pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application or notify the Fund by calling (800) 438-5789.

17

FEDERAL TAX CONSIDERATIONS

Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains (note that the Fund does not expect to derive a material amount of long-term capital gains). Dividend distributions and short-term capital gains generally will be taxed as ordinary income. Because all or nearly all of the Fund’s income is from interest, distributions will not be eligible for the 15% rate on dividends. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES OR EXCHANGES

If as expected, the Fund maintains a stable net asset value of $1.00 per share during the period you own shares of the Fund, then you will not have a taxable gain or loss if you sell shares or exchange from shares of another Munder Fund.

OTHER CONSIDERATIONS

If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

18

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

Founded in 1985, Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009, is the investment advisor of the Fund. As of June 30, 2007, MCM had approximately $29.6 billion in assets under management, made up of $12.3 billion in actively managed equity securities, $5.6 billion in fixed income securities and $11.7 billion in cash management assets.

MCM provides overall investment management for the Fund, and research and credit analysis concerning the Fund’s portfolio securities and is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended June 30, 2007, the Fund paid an advisory fee at an annual rate of 0.35% (an effective annual rate of 0.10% after waivers) of the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund is available in the Fund’s Annual Report dated June 30, 2007.

19

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report along with the Fund’s financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. Our website, www.munder.com, contains the Fund’s most recent annual and semi-annual reports. You may also obtain the annual and semi-annual reports and Statement of Additional Information without charge by calling (800) 438-5789.

CASH INVESTMENT FUND(a) (CLASS A)	Year Ended 6/30/07 Class A	Year Ended 6/30/06 Class A	Year Ended 6/30/05 Class A	Year Ended 6/30/04 Class A	Year Ended 6/30/03 Class A
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.048	0.037	0.015	0.003	0.008

Total from investment operations	0.048	0.037	0.015	0.003	0.008

Less distributions:
Dividends from net investment income	(0.048)	(0.037)	(0.015)	(0.003)	(0.008)

Total distributions	(0.048)	(0.037)	(0.015)	(0.003)	(0.008)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (b)	4.89%	3.71%	1.49%	0.31%	0.82%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$78,260	$69,226	$76,178	$97,087	$113,956
Ratio of operating expenses to average net assets	0.56%	0.58%	0.73%	0.81%	0.80%
Ratio of net investment income to average net assets	4.79%	3.64%	1.45%	0.31%	0.82%
Ratio of operating expenses to average net assets without expense waivers	0.81%	0.83%	0.82%	0.81%	0.80%

(a)	The Munder Cash Investment Fund Class A Shares commenced operations on December 1, 1992.
(b)	Total return represents aggregate total return for the period indicated.

20

CASH INVESTMENT FUND(a) (CLASS B)	Year Ended 6/30/07 Class B	Year Ended 6/30/06 Class B	Year Ended 6/30/05 Class B	Year Ended 6/30/04 Class B		Period Ended 6/30/03 Class B
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00

Income from investment operations:
Net investment income	0.040	0.030	0.010	0.000	(b)	0.001

Total from investment operations	0.040	0.030	0.010	0.000	(b)	0.001

Less distributions:
Dividends from net investment income	(0.040)	(0.030)	(0.010)	(0.000	)(b)	(0.001)

Total distributions	(0.040)	(0.030)	(0.010)	(0.000	)(b)	(0.001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00

Total return (c)	4.12%	3.03%	0.99%	0.01%		0.06%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,369	$3,330	$9,013	$18,401		$29,030
Ratio of operating expenses to average net assets	1.31%	1.21%	1.23%	1.11%		1.33	%(d)
Ratio of net investment income to average net assets	4.07%	2.84%	0.84%	0.01%		0.07	%(d)
Ratio of operating expenses to average net assets without expense waivers	1.56%	1.58%	1.57%	1.56%		1.55	%(d)

(a)	The Munder Cash Investment Fund Class B Shares commenced operations on November 1, 2002.
(b)	Amount represents less than $0.0005 per share.
(c)	Total return represents aggregate total return for the period indicated.
(d)	Annualized.

21

CASH INVESTMENT FUND(a) (CLASS C)	Year Ended 6/30/07 Class C	Year Ended 6/30/06 Class C	Year Ended 6/30/05 Class C	Year Ended 6/30/04 Class C		Period Ended 6/30/03 Class C
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00

Income from investment operations:
Net investment income	0.040	0.030	0.010	0.000	(b)	0.001

Total from investment operations	0.040	0.030	0.010	0.000	(b)	0.001

Less distributions:
Dividends from net investment income	(0.040)	(0.030)	(0.010)	(0.000	)(b)	(0.001)

Total distributions	(0.040)	(0.030)	(0.010)	(0.000	)(b)	(0.001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00

Total return (c)	4.12%	3.03%	0.99%	0.01%		0.06%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,748	$1,907	$1,579	$2,737		$3,273
Ratio of operating expenses to average net assets	1.31%	1.22%	1.23%	1.11%		1.33	%(d)
Ratio of net investment income to average net assets	4.08%	2.95%	0.87%	0.01%		0.07	%(d)
Ratio of operating expenses to average net assets without expense waivers	1.56%	1.58%	1.57%	1.56%		1.55	%(d)

(a)	The Munder Cash Investment Fund Class C Shares commenced operations on November 5, 2002.
(b)	Amount represents less than $0.0005 per share.
(c)	Total return represents aggregate total return for the period indicated.
(d)	Annualized.

22

CASH INVESTMENT FUND(a) (CLASS K)	Year Ended 6/30/07 Class K	Year Ended 6/30/06 Class K	Year Ended 6/30/05 Class K	Year Ended 6/30/04 Class K	Year Ended 6/30/03 Class K
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.049	0.038	0.016	0.004	0.009

Total from investment operations	0.049	0.038	0.016	0.004	0.009

Less distributions:
Dividends from net investment income	(0.049)	(0.038)	(0.016)	(0.004)	(0.009)

Total distributions	(0.049)	(0.038)	(0.016)	(0.004)	(0.009)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (b)	5.00%	3.82%	1.59%	0.41%	0.92%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$702,786	$610,174	$493,923	$537,052	$652,701
Ratio of operating expenses to average net assets	0.46%	0.47%	0.63%	0.71%	0.70%
Ratio of net investment income to average net assets	4.89%	3.80%	1.58%	0.41%	0.92%
Ratio of operating expenses to average net assets without expense waivers	0.71%	0.72%	0.72%	0.71%	0.70%

(a)	The Munder Cash Investment Fund Class K Shares commenced operations on November 23, 1992.
(b)	Total return represents aggregate total return for the period indicated.

23

CASH INVESTMENT FUND(a) (CLASS Y)	Year Ended 6/30/07 Class Y	Year Ended 6/30/06 Class Y	Year Ended 6/30/05 Class Y	Year Ended 6/30/04 Class Y	Year Ended 6/30/03 Class Y
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.050	0.039	0.017	0.006	0.011

Total from investment operations	0.050	0.039	0.017	0.006	0.011

Less distributions:
Dividends from net investment income	(0.050)	(0.039)	(0.017)	(0.006)	(0.011)

Total distributions	(0.050)	(0.039)	(0.017)	(0.006)	(0.011)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (b)	5.15%	3.97%	1.75%	0.56%	1.07%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$63,715	$60,525	$58,725	$137,748	$210,797
Ratio of operating expenses to average net assets	0.31%	0.33%	0.48%	0.56%	0.55%
Ratio of net investment income to average net assets	5.04%	3.92%	1.53%	0.56%	1.07%
Ratio of operating expenses to average net assets without expense waivers	0.56%	0.58%	0.57%	0.56%	0.55%

(a)	The Munder Cash Investment Fund Class Y Shares commenced operations on March 14, 1990.
(b)	Total return represents aggregate total return for the period indicated.

24

SHAREHOLDER GUIDE

Dated October 31, 2007

The Shareholder Guide provides information regarding the purchase, redemption and exchange of shares of the Munder Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Munder Funds Class A, B, C, I, K, R & Y shares Prospectuses dated October 31, 2007. Not all Funds offer all classes of shares.

HOW TO REACH THE FUNDS

CONTACT SHAREHOLDER SERVICES

For account inquiries or information, literature, forms, etc.:

By telephone:

1-800-438-5789

By mail:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

By overnight delivery:	The Munder Funds

101 Sabin Street Pawtucket, RI 02860

For other inquiries or complaints:

By telephone:

1-800-468-6337

By mail:

The Munder Funds

Attn: Secretary

480 Pierce St. Birmingham, MI 48009

By e-mail:	fundcontact@munder.com

PURCHASE INFORMATION

WHO MAY PURCHASE SHARES

Class A & Class C Shares

All investors are eligible to purchase Class A or Class C shares.

Class B Shares

Class B Shares of the Munder Funds are available for purchase only as follows:

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B shares of a Munder Fund in additional Class B shares of that Fund;

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase Class B shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a

S - 1

trust for which the existing registered owner is the trustee or beneficiary;
-

401(k) retirement plans (and other similar group retirement plans) that offered Class B shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B shares of that Munder Fund and may purchase additional Class B shares of that Fund in existing participant accounts;

-

401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B shares of a Munder Fund as an investment option, may open participant accounts in Class B shares of that Fund; and

-

Any client or customer of a broker, financial intermediary or other financial institution that (i) received a sales presentation within the six months prior to February 28, 2007 that included Class B shares of one or more Munder Funds as an investment option and (ii) was identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B shares of a Munder Fund may purchase Class B shares.

If all Class B shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in this Shareholder Guide, then the shareholder’s account will be closed. Such former holders of Class B shares will not be able to buy additional Class B shares or reopen a Class B shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in this Shareholder Guide.

The Munder Funds reserve the right to revise the scope of the limited offering described above or to change these policies at any time.

Class K Shares

Customers (and their immediate family members) of banks and other institutions that have entered into agreements with the Funds to provide shareholder services for Class K shareholders may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. Financial institutions (or their nominees) acting on behalf of their customers, will normally be the holders of record of Fund shares and will reflect their customers’ beneficial ownership of shares in the account statements provided by them to their customers.

The Funds may refuse any purchase orders from ineligible investors who select Class K shares.

Class R Shares

Investors may purchase Class R shares only through participation in certain programs where program-level or omnibus accounts are held on the books of the Funds, including without limitation:

-	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit

S - 2

sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans; and
-	Managed account programs sponsored by a broker-dealer, registered investment adviser or bank trust department.

The Funds may refuse any purchase orders from ineligible investors who select Class R shares.

Class Y Shares

Only the following investors may purchase Class Y shares:

-

institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; and investment companies);

-	investment advisors, broker-dealers and other financial intermediaries acting for their own accounts or for the accounts of their clients;
-	Trustees and officers of the Munder Funds and their immediate family members;
-	employees and retired employees of the Funds’ investment advisor;
-	Munder Capital Management’s investment advisory clients; and
-	immediate family members of employees of the Funds’ investment advisor.

The Funds may refuse any purchase orders from ineligible investors who select Class Y shares.

Class I Shares

Individual investors and institutional investors may purchase Class I shares.

METHODS FOR PURCHASING SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Intermediary and/or Financial Institution

Any broker, financial intermediary or other financial institution authorized by the Munder Funds or the Funds’ distributor can sell you shares of the Funds. Please note that brokers, financial intermediaries or other financial institutions may charge you fees in connection with purchases of shares. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail

For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

You must also specify the Fund and class of shares you wish to purchase on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase may be refused or you may be invested in Class A shares, if offered.

S - 3

For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for the amount of your investment to the address listed above. We reserve the right to refuse investments of less than $50 and any form of payment, including without limitation cash, temporary checks, credit cards or third-party checks.

By Wire

For new accounts, you must complete, sign and mail an Account Application to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below. To obtain an Account Application, your account number or more information, call (800) 438-5789.

Wire Instructions

Bank ABA/Routing #: 031000053

Bank Account Number: 8606905396

Bank Account Name: The Munder Funds

RFB: (Fund Name and Class)

OBI: (Your Name and Acct #)

You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer (EFT)

For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Account Application with the Banking Information section completed and you must not decline your EFT purchase privilege. Once your account has been established, you can make investments by EFT.

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or visit www.munder.com to establish an Internet login and password for online transactions.

Please note that EFT transactions usually require two days to complete.

Through the Automatic Investment Plan (AIP)

Under an AIP, you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP without notice if your bank account has insufficient funds at the time of a scheduled deduction or for any other reason on 30 days’ written notice to you.

POLICIES FOR PURCHASING SHARES

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial

S - 4

institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

-	Name;

-	Date of birth (for individuals);

-	Residential or business street address (although post office boxes are still permitted for mailing); and

-	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, we may restrict your ability to purchase additional shares of a Fund until your identity is verified. We may also close your account or take other appropriate action if we are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed (less any applicable CDSC). In addition, you will not be entitled to recoup from the Funds any sales charges paid in connection with your purchase of Fund shares. Any otherwise applicable short-term trading fee will not, however, be assessed on accounts that are closed for this reason.

Investment Minimums

(Class A, B & C Shares)

With respect to any Class A, B or C shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class A, Class B and Class C shares is $2,500 per Fund for all accounts, with the following exceptions. The minimum initial investment for all types of Individual Retirement Accounts (IRAs), Education Savings Accounts (ESAs), 403(b), Uniform Gifts to Minors Act (UGMA) and Uniform Transfer to Minors Act (UTMA) accounts is $500. Subsequent investments of less than $50 per Fund for all account types may be refused. If you use the Automatic Investment Plan (AIP), the minimum initial and subsequent investment per Fund is $50.

Investment minimums do not apply to purchases made through eligible retirement plans (or similar group accounts) or eligible wrap-fee programs (or similar programs). For this purpose, “eligible

S - 5

retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees. “Eligible wrap-fee and similar programs” are those which have been approved by an officer of the Fund.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

If you wish to invest more than $50,000, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A or Class C shares. If you wish to invest more than $1 million, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A shares.

Investment Minimums

(Class K & R Shares)

There is no minimum initial or subsequent investment for Class K or Class R shares.

Investment Minimums (Class Y Shares)

With respect to any Class Y shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class Y shares is $1 million per Fund for each Class Y shares account.

A reduced initial investment minimum of $2,500 applies to investments made by clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds.

Investment minimums do not apply to purchases made through eligible retirement plans or similar group accounts. For this purpose, “eligible retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees.

Investment minimums do not apply to clients in wrap-fee programs or other asset-based advisory fee programs, where the sponsor has entered into a written agreement with the Funds to offer Class Y shares through the applicable program.

S - 6

Investment minimums do not apply to investments made by Trustees or officers of the Munder Funds or their immediate family members, employees of Munder Capital Management or their immediate family members, retired officers or employees of Munder Capital Management, or investment advisory clients of Munder Capital Management.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

Investment Minimums (Class I Shares)

Except as provided below, the minimum initial investment for Class I shares is $2 million per Fund for each Class I shares account.

Investment minimums do not apply to accounts held through an intermediary that maintains aggregate assets on behalf of its clients in a Fund equivalent to $10 million or greater and an average account size in the Fund equivalent to $200,000 or greater.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Accounts Below Minimums

For each account that you own, if your investment in Class A, Class B or Class C shares of a Fund does not meet the applicable account minimum, or you cease AIP contributions before reaching the applicable account minimum, you may increase your balance to that level (either by a single investment or through the AIP) or that Fund account may be charged a quarterly servicing fee of $6.

Exemptions from this fee apply to accounts held through brokers, financial intermediaries and other financial institutions that hold shares in street name or omnibus positions or through registered securities clearing agents.

To the extent feasible, we may waive low account balance fees on Class A or Class B shares accounts that do not meet the applicable amount minimum as a result of the par conversion of a Class B shares account to a Class A shares account. In addition, we reserve the right, in our sole discretion, to waive the imposition of this fee.

We further reserve the right, upon 30 days’ advance written notice, to redeem your Class A, Class B or Class C shares account (and forward the redemption proceeds to you) if its value is below the applicable minimum or to redeem your Class Y shares account if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice. Any otherwise applicable contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 30 days of your purchase.

Timing of Orders

Purchase orders must be received by the Funds or an authorized agent of the Funds, such as the Funds’ distributor or transfer agent, authorized dealer or third-party

S - 7

administrator, or other authorized financial intermediary, before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day’s NAV. Purchase orders received after that time will be accepted as of the next business day and will receive the NAV for the next business day.

REDEMPTION INFORMATION

METHODS FOR REDEEMING SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone

If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Funds must receive a redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet

If you did not decline the online redemption privilege on your Account Application and you have established an internet Personal

S - 8

Identification Number (PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

As with redemptions by telephone, the Funds must receive an online redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make internet redemptions from an IRA, ESA or 403(b) account.

Through the Systematic Withdrawal Plan (SWP)

If you have an account value of $5,000 or more in a Fund, you may redeem Class A, Class B or Class C shares on a monthly or quarterly basis. For IRA or 403(b) accounts, you may make redemptions on a monthly, quarterly or annual basis. In either case, the minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds. You may change or cancel a SWP at any time upon notice to the Funds. If you pay a sales charge on the purchase of Class A shares, you should not participate in a SWP. In addition, any applicable CDSC will be charged upon redemption of Class A, Class B or Class C shares.

By Writing a Check

Free checkwriting is available to Class A and Class Y shareholders of the Taxable Income Funds (other than the International Bond Fund), Tax-Free Income Funds and Money Market Funds who complete a Checkwriting Authorization Form and return it to us. Checks that are written in amounts less than $500 may be refused. You may not close a Fund account by writing a check. We may change or terminate this program on 30 days’ advance written notice to you.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent

In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). Please call (800) 438-5789 to determine the requirements for providing other instructions.

If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these methods.

Short-Term Trading Fee

A short-term trading fee may apply to redemptions of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

S - 9

Medallion Signature Guarantee

For your protection, a medallion signature guarantee is required for the following Class A, Class B and Class C redemption requests:

-	redemption proceeds greater than $50,000;
-	redemption proceeds not being made payable to the record owner of the account;
-	redemption proceeds not being mailed to the address of record on the account;
-	redemption proceeds being mailed to address of record that has changed within the last 30 days;
-	redemption proceeds being transferred to another Munder Fund account with a different registration;
-	change in ownership or registration of the account; or
-	changes to banking information without a voided check being supplied.

We reserve the right to require a medallion signature guarantee for other types of redemption requests, including Class K, Class R or Class Y share redemptions.

When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Financial Institutions

Shares held through a financial institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties

During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.

EXCHANGE INFORMATION

METHODS FOR EXCHANGING SHARES

Shareholders may exchange Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

S - 10

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration. All exchange requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

By Telephone

If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

By Internet

If you did not decline the online exchange privilege on your Account Application and you have established an internet Personal Identification Number (PIN), you may exchange shares by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

POLICIES FOR EXCHANGING SHARES

-	You may exchange your Fund shares for shares of the same class of other Munder Funds (if offered) based on their relative NAVs.

-

If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange. When Class A shares of a Munder Fund that were issued without the imposition of a sales charge are exchanged for Class A shares of another Munder Fund, you must pay any applicable sales charge at the time of the exchange unless you otherwise qualify for a waiver of the sales charge.

-

Class A shares of a money market fund that (1) were acquired through the use of the exchange privilege and (2) can be traced back to a purchase of one or more Munder Funds for which a sales charge was paid, may be exchanged for Class A shares of a Fund at NAV.

-	Class A, Class B and Class C shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

-	You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

-	A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

S - 11

-

Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker, financial intermediary or other financial institution or by calling the Munder Funds at (800) 438-5789.

-	Brokers or financial intermediaries may charge you a fee for handling exchanges.

-	We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Short-Term Trading Fee

A short-term trading fee may apply to exchanges of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES

AND REDEMPTIONS

-

We consider purchase, exchange or redemption orders to be in “proper form” when we receive all required information, including properly completed and signed documents. We may reject any requests that are not in proper form.

-	We reserve the right to reject any purchase order, including exchanges from other Munder Funds.

-	At any time, we may change any of our purchase, redemption or exchange practices or privileges, and may suspend the sale of Fund shares.

-	We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

-	To limit the Funds’ expenses, we no longer issue share certificates.

-	We may temporarily stop redeeming shares if:

(i)	the NYSE is closed;

(ii)	trading on the NYSE is restricted;

(iii)	an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

(iv)	the SEC orders the Fund to suspend redemptions.

-

We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor’s account, neither the Funds, Munder Capital Management, the Funds’ distributor nor the Funds’ transfer agent or any of their affiliates, officers or directors will be held responsible for any losses resulting from unauthorized transactions.

-	If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the

S - 12

account. If your account has been set up by a broker, financial intermediary or other financial institution, account activity will be detailed in their statements to you. Brokers, financial intermediaries and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

-	Brokers, financial intermediaries and other financial institutions may charge their customers a processing fee in connection with the purchase or redemption of Fund shares.

-

Normally we send redemption amounts to you on the next business day (but not more than seven days) after we receive your request in proper form, except as described below in the case of shares purchased by check. Same-day processing is available only for the Money Market Funds, provided we receive notice of the trade prior to the applicable cut-off time (see below).

-

If we receive notice of your intent to process a same-day trade and your purchase order for the Cash Investment Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 2:45 p.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 2:45 p.m. (Eastern time), you will receive dividends for that day.

If we receive notice of your intent to process a same-day trade and your purchase order for the Tax-Free Money Market Fund is received in proper form before 11:30 a.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 11:30 a.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 11:30 a.m. (Eastern time), you will receive dividends for that day.

-	We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

SHAREHOLDER PRIVILEGES

Reinstatement Privilege

For 60 days after you sell Class A, Class B or Class C shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge). This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A, B or C shares that were subject to a CDSC when redeemed. The Class A shares purchased under this privilege must be held in an account registered in the same name as the account from which the shares were redeemed and the amount being reinvested must be at least the required minimum investment amount. You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial intermediary must notify the Funds at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

S - 13

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

AND SHORT-TERM TRADING FEE

Policies and Procedures

The Funds are not intended to serve as vehicles for short-term trading. By realizing profits through short-term trading, investors that engage in rapid purchases and sales or exchanges of a Fund’s shares may dilute the value of shares held by long-term investors. Volatility resulting from excessive purchases and sales or exchanges of a Fund’s shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity resulting from market timing. Excessive purchases and sales or exchanges of a Fund’s shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity, which could cause the Fund to incur increased brokerage costs and to realize taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level volatility and investment volatility that is associated with patterns of excessive short-term trading activity. Any increased costs are borne by all Fund shareholders, including long-term investors who do not cause such costs to be incurred. All of these factors may adversely affect Fund performance. Funds investing in securities that are thinly traded, trade infrequently, or are more difficult to value (such as foreign securities, high yield debt securities and small-cap securities) may attract investors seeking to profit from short-term trading strategies that attempt to exploit the special valuation issues applicable to these types of securities to a greater degree than other types of securities. With respect to the Cash Investment Fund, a money market fund that attempts to maintain a stable net asset value, short-term trading does not generally pose the same issue for that Fund as for other Munder Funds.

The Board of Trustees of the Munder Funds has adopted policies and procedures to monitor for, and to discourage and take reasonable steps to prevent or minimize, investors from engaging in frequent purchases and redemptions of shares of the Munder Funds, to the extent deemed reasonable and practicable. The Funds will seek to apply these policies and procedures as uniformly as practicable.

The Munder Funds’ policies and procedures for identifying excessive short-term trading and market timing activities take into account a number of factors, including but not limited to the dollar amount and frequency of Fund trades. For purposes of these monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Pursuant to these policies and procedures, each Fund reserves the right to refuse any purchase or exchange request that, in the view of MCM, could adversely affect any Munder Fund or its operations, including any purchase or exchange request from any individual, group or account that is likely to engage in excessive trading, or any order that may be viewed as market-timing activity. If a Fund refuses a purchase or

S - 14

exchange request from a shareholder and that shareholder deems it necessary to redeem his or her account in the Fund, any CDSC that is applicable to such redemption transaction, as described in the Fund’s prospectus, will be assessed against those redemption proceeds.

The Funds will suspend or terminate any or all exchange privileges or suspend or terminate telephone and/or internet redemption privileges on accounts identified as engaging in excessive short-term trading or market timing activity in order to limit these types of trading practices. The Funds (other than a money market fund) also reserve the right in the future to limit the number of “round trip” exchanges an investor may make into and out of any Fund in order to discourage excessive short-term trading activities.

Although the Funds use a variety of methods to detect and deter excessive trading or market timing, the Funds cannot always know or reasonably detect such trading, particularly if it is facilitated by authorized financial intermediaries or done through omnibus account arrangements. The Funds’ ability to monitor and discourage market timing and excessive trading generally requires the cooperation of financial intermediaries to effectively implement policies and procedures with respect to accounts for which the Funds do not have sufficient identifying information. This cooperation cannot necessarily be assured. To the extent the Funds are able to identify market timing or excessive trading in these accounts, the Funds will use their reasonable and best efforts to uniformly apply their policies and procedures. However, there is no guarantee that this goal will be achieved. Finally, it is important to recognize that “market timing” and “excessive trading” are not clearly defined terms under applicable law. Consequently, trading activities that may not be considered by the management of the Munder Funds to be excessive or market timing could be interpreted differently by others and vice versa.

Short-Term Trading Fee

Consistent with the Funds’ policies and procedures, we may apply a 2% short-term trading fee if you redeem or exchange shares of the Asset Allocation Fund—Balanced, the Equity Funds or the International Bond Fund within 30 days of purchase. The fee will be applied based on net assets at the time of the transaction. Any applicable short-term trading fee is paid directly to the Fund from which you redeem or exchange your shares in order to, among other things, offset the costs of buying and selling securities. The fee, which is intended to discourage short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

The Funds will seek to apply short-term trading fees as uniformly as possible. Where operational limitations restrict the ability of the Funds to impose short-term trading fees or apply certain exemptions from the fees, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of short-term trading fees will vary. To the extent feasible, the following types of transactions will be exempt from short-term trading fees: shares purchased through the automatic reinvestment of dividend and capital gain distributions; shares redeemed to pay account-related fees; shares purchased through an automatic investment program or similar periodic investment plan; transactions associated

S - 15

with the automatic rebalancing of an account; shares purchased as a result of an employer contribution to a qualified retirement plan account; shares redeemed from shareholder accounts liquidated for failure to meet the minimum investment requirement; shares redeemed from a shareholder account for which the identity of the shareholder could not be determined within reasonable time after the account was opened; shares redeemed pursuant to a systematic withdrawal plan or similar periodic withdrawal plan; shares redeemed as part of a loan or hardship withdrawal from a qualified plan; shares redeemed to repay a loan from a qualified retirement account; shares redeemed for payment of involuntary fees; shares redeemed as part of a required distribution from a qualified retirement plan or IRA; shares redeemed upon the death or disability of an owner of record of an account; and any other involuntary redemption and/or exchange transactions, including those required by law or regulation, a regulatory agency, a court order, or as a result of a liquidation of a Fund by the Board of Trustees.

Accounts exempt from the imposition of short-term trading fees are: accounts held through omnibus and plan level retirement accounts for which third-party recordkeepers do not assess redemption fees on such accounts; accounts that hold omnibus share positions for the dealer, and the underlying dealer customer accounts, for which the dealer does not assess redemption fees on such accounts; accounts for which the beneficial owner is an asset allocation fund or funds (or similar pooled investment vehicle) that rebalances no more frequently than quarterly; and wrap fee program accounts for which the program sponsor has entered into a form of fee waiver agreement with the Funds. In addition, we reserve the right to waive the short-term trading fees in certain limited circumstances where the Funds determine the transaction does not pose the risks that the Funds’ policies and procedures are designed to mitigate. Such waivers are subject to the advance written approval of two officers of the Funds and are reported to the Board of Trustees.

S - 16

ADDITIONAL INFORMATION

Information relating to purchases and sales of shares of the Fund is provided in the Shareholder Guide, which is incorporated by reference into (and is considered a part of) this prospectus.

More information about the Fund is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund.

STATEMENT OF ADDITIONAL INFORMATION

The Fund’s Statement of Additional Information provides more detail about the Fund and its investment strategies, risks and restrictions. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (and is considered part of) this prospectus.

SHAREHOLDER INQUIRIES:

By e-mail:	fundcontact@munder.com

By telephone:	1-800-468-6337

By mail:	The Munder Funds
Attn: Secretary
480 Pierce Street
Birmingham, MI 48009

Distributor: Funds Distributor, Inc.

SEC File Number: 811-21294

TO OBTAIN INFORMATION:

By telephone:	1-800-438-5789

By mail:	The Munder Funds P.O. Box 9701 Providence, RI 02940-9701

By overnight delivery:	The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

By web:	www.munder.com

You may find more information about the Fund online. This website is not considered part of the prospectus.

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-0102.

PROCASH1007

Munder Real Estate Equity Investment Fund

PROSPECTUS

October 31, 2007

Save paper and receive this

document electronically.

Sign up for electronic delivery at

www.munderfunds.com/edelivery

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

CLASS A SHARES

(MURAX)

CLASS B SHARES

(MURBX)

CLASS C SHARES

(MURCX)

CLASS K SHARES

(MURKX)

CLASS Y SHARES

(MURYX)

Munder Real Estate Equity Investment Fund

CLASS A, B, C, K & Y SHARES

This prospectus describes the goal and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on the Fund’s investment strategies and risks, please read the section entitled “More About the Fund.” Certain terms used in this prospectus are defined in the Glossary. Unless this prospectus expressly provides otherwise, each goal, strategy and policy of the Fund may be changed by action of the Board of Trustees without shareholder approval.

GOAL AND PRINCIPAL

INVESTMENT STRATEGIES

Goal

The Fund’s goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal circumstances, at least 80% of its assets in equity securities (i.e., common stocks, preferred stocks, convertible securities and rights and warrants) of U.S. companies that are principally engaged in business within the real estate industry. This investment strategy may not be changed without 60 days’ prior notice to shareholders. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.

A company is “principally engaged” in business within the real estate industry if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. The Fund will not own real estate directly.

The companies in which the Fund primarily invests are equity real estate investment trusts (REITs) that are traded on a securities exchange or NASDAQ.

The advisor selects companies exhibiting steady cash flows, financial stability, quality management and reasonable valuations. There is no limit on the market capitalization of the companies in which the Fund may invest. The Fund may invest in exchange-traded funds (ETFs) to manage cash.

1

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund’s portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

-	Stock Market Risk

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

-	Stock Selection Risk

In addition to, or in spite of, the impact of movements in the overall stock market, the value of the Fund’s investments may decline if the particular companies in which the Fund invests do not perform well in the market.

-	Concentration Risk

The Fund will concentrate its investments in the real estate sector. By concentrating its investments, the Fund is subject to higher market risk and price volatility than funds with more broadly diversified investments.

-	Real Estate-Related Risk

Investing in the securities of real estate- related companies involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. Adverse economic, business or political developments affecting that industry could have a major effect on the value of the Fund’s investments. Investments in mortgage-backed securities composed of subprime mortgages may be subject to a higher degree of credit risk, valuation risk and liquidity risk. In addition, investments in securities of REITs entail additional risks because REITs depend on specialized management skills, may invest in a limited number of properties and may concentrate in a particular region or property type. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

-	ETF Risk

ETFs are investment companies that are bought and sold on a securities exchange. When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses. The risk of owning an ETF generally reflects the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

2

[THIS PAGE WAS INTENTIONALLY LEFT BLANK]

3

PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund’s performance for each of the last 10 calendar years. The table shows how the Fund’s average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index and another selected index.

The annual returns in the bar chart are for the Fund’s oldest class of shares, Class A shares, and does not reflect sales charges (loads). If sales charges were reflected, returns would be less than those shown. Class B, Class C, Class K and Class Y shares, net of applicable sales charges, will have annual returns similar to those of the Class A shares because all of the classes of shares are invested in the same portfolio of securities and have the same portfolio management. Because each class of shares has different sales charges, distribution fees and/or service fees, and expenses, the performance of each class will differ. Please see the section entitled “Fees and Expenses.”

When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Munder Real Estate Equity Investment Fund CLASS A

TOTAL RETURN (%)

per calendar year

YTD through 9/30/07:	(13.71)%

Best Quarter:	15.16%	(quarter ended 12/31/04)
Worst Quarter:	(13.20)%	(quarter ended 3/31/05)

AVERAGE ANNUAL RETURNS

for periods ended December 31, 2006

	1 Year %	5 Years %	10 Years %	Since Inception %(1)
CLASS A
Return Before Taxes	26.35	21.71	12.92	14.33
Return After Taxes on Distributions	22.86	19.62	10.82	12.25
Return After Taxes on Distributions and Sale of Fund Shares	20.40	18.29	10.21	11.60
S&P 500® Index(2) (reflects no deductions for fees, expenses or taxes)	15.79	6.19	8.42	11.51
FTSE NAREIT Equity REIT Index(2) (reflects no deductions for fees, expenses or taxes)	35.06	23.20	14.48	15.79

4

	1 Year %	5 Years %	10 Years %	Since Inception %(1)
CLASS B
Return Before Taxes	27.68	22.00	12.86	14.29
S&P 500® Index(2) (reflects no deductions for fees, expenses or taxes)	15.79	6.19	8.42	11.51
FTSE NAREIT Equity REIT Index(2) (reflects no deductions for fees, expenses or taxes)	35.06	23.20	14.48	15.79
CLASS C
Return Before Taxes	31.71	22.16	12.70	14.49
S&P 500® Index(2) (reflects no deductions for fees, expenses or taxes)	15.79	6.19	8.42	9.67
FTSE NAREIT Equity REIT Index(2) (reflects no deductions for fees, expenses or taxes)	35.06	23.20	14.48	16.23
CLASS K
Return Before Taxes	33.70	23.09	13.53	14.91
S&P 500® Index(2) (reflects no deductions for fees, expenses or taxes)	15.79	6.19	8.42	9.06
FTSE NAREIT Equity REIT Index(2) (reflects no deductions for fees, expenses or taxes)	35.06	23.20	14.48	16.04
CLASS Y
Return Before Taxes	34.03	23.39	13.83	15.15
S&P 500® Index(2) (reflects no deductions for fees, expenses or taxes)	15.79	6.19	8.42	11.51
FTSE NAREIT Equity REIT Index(2) (reflects no deductions for fees, expenses or taxes)	35.06	23.20	14.48	15.79

(1)	The inception dates for the Class A, Class B, Class C, Class K and Class Y shares are 9/30/94, 10/3/94, 1/5/96, 10/3/96 and 10/3/94, respectively. The index returns from inception for Class A, Class B, Class C, Class K and Class Y shares are from 10/1/94, 10/1/94, 1/1/96, 10/1/96 and 10/1/94, respectively.
(2)

The Standard & Poor’s 500® Composite Stock Price Index (S&P 500® Index) is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The FTSE National Association of Real Estate Investment Trusts (NAREIT) Equity REIT Index (formerly known as the NAREIT Equity Index) is an unmanaged index that includes all tax-qualified equity REITs (firms with 75% or more of gross invested book assets in real property) with common shares traded on the New York Stock Exchange, the American Stock Exchange or the NASDAQ National Market List that meet certain minimum market capitalization, liquidity and free-float parameters as of the date of the annual index review.

Average annual returns reflect the imposition of the maximum front-end or contingent deferred sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. The after-tax returns for the Class B, Class C, Class K and Class Y shares will vary from those shown for the Class A shares because, as noted above and set forth below in the section entitled “Fees and Expenses,” each class of shares has different sales charges, distribution fees and/or service fees, and expenses.

Historical information regarding the Fund, including prior names and benchmarks, is included in the Fund’s Statement of Additional Information.

5

FEES & EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

SHAREHOLDER FEES paid directly from your investment	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class Y Shares
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)	5.5%(a)	None	None	None	None
Maximum Contingent Deferred Sales Charge (CDSC) (as a % of the lesser of original purchase price or redemption proceeds)	None(b)	5%(c)	1%(d)	None	None
Maximum Sales Charge (load) imposed on reinvested dividends	None	None	None	None	None
Redemption Fees	2%(e)	2%(e)	2%(e)	2%(e)	2%(e)
Exchange Fees	None	None	None	None	None

ANNUAL FUND OPERATING EXPENSES paid from Fund assets (as a % of net assets)	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class Y Shares
Management Fees	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.00%
Non-12b-1 Service Plan Fees	0.00%	0.00%	0.00%	0.25%	0.00%
Other Expenses	0.53%	0.53%	0.53%	0.53%	0.53%
Acquired Fund Fees and Expenses (f)	0.01%	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses including Acquired Fund, Fees and Expenses (g)	1.53%	2.28%	2.28%	1.53%	1.28%

(a)	The sales charge declines as the amount invested increases.
(b)	A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. If you redeem within one year of purchase Class A shares that were purchased with no initial sales charge as part of an investment of $1 million or more, a 1% CDSC may apply upon redemption.
(c)	The CDSC applies to redemptions of Class B shares within six years of purchase and declines over time.
(d)	The CDSC applies to redemptions of Class C shares within one year of purchase.
(e)	A short-term trading fee of 2% may be assessed on redemptions within 30 days of purchase. The short-term trading fee will not be assessed on accounts that are redeemed within the 30-day period because they do not meet the applicable account minimum or because the Fund is unable to verify an accountholder’s identity within a reasonable time after the account is opened.
(f)	Acquired Fund Fees and Expenses reflect the pro-rata portion of the fees and expenses charged by any underlying funds in which the Fund may invest, including money market funds and ETFs.
(g)	Excluding Acquired Fund Fees and Expenses, Total Net Operating Expenses of the Fund’s Class A, Class B, Class C, Class K and Class Y shares are 1.52%, 2.27%, 2.27%, 1.52% and 1.27%, respectively.

6

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A Shares	Class B Shares*		Class B Shares**		Class C Shares*	Class C Shares**	Class K Shares	Class Y Shares
1 Year	$697	$731		$231		$331	$231	$156	$130
3 Years	$1,007	$1,012		$712		$712	$712	$483	$406
5 Years	$1,338	$1,420		$1,220		$1,220	$1,220	$834	$702
10 Years	$2,273	$2,427	***	$2,427	***	$2,615	$2,615	$1,824	$1,545

*	Assumes you sold your shares at the end of the time period.
**	Assumes you stayed in the Fund.
***	Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) of the Fund on the first day of the month following the eighth anniversary of the issuance.

7

GLOSSARY

The Glossary explains certain terms used throughout this prospectus.

Convertible Securities are bonds or preferred stocks that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer the Fund a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

Equity Securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or may be unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers’ acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. government securities.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

MORE ABOUT THE FUND

The following sections provide additional information about some of the Fund’s principal investment strategies and risks and describe certain other applicable investment strategies and risks of the Fund. The Fund may use other techniques and invest in other securities and is subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Fund’s principal investment strategies and principal risks please read the sections entitled “Goal and Principal Investment Strategies” and “Principal Risks” beginning on page 1 of this prospectus.

8

FURTHER INFORMATION REGARDING THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RISKS

EXCHANGE-TRADED FUNDS (ETFs)

ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear its pro rata portion of the ETF’s expenses.

-	Investment Strategy

The Fund may purchase an ETF to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.

-	Special Risks

The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

OTHER INVESTMENT

STRATEGIES AND RISKS

BORROWING

-	Investment Strategy

The Fund may borrow from banks in an amount up to 33 1/ 3% of the Fund’s assets, including the amount borrowed. The Fund may also issue a note evidencing a temporary loan (i.e., one that must be repaid within 60 days), as long as it does not exceed 5% of the Fund’s total assets.

-	Special Risks

Borrowings by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund’s net asset value will decline in value by proportionately more than the decline in value of the securities.

DERIVATIVES

Derivative instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, and forward currency exchange contracts.

-	Investment Strategy

The Fund may, but is not required to, use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another), for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. Hedging may relate to a specific

9

investment, a group of investments, or a Fund’s portfolio as a whole. The Fund will not use derivatives for speculative purposes.

There can be no assurance that the Fund will use derivatives to hedge any particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful.

-	Special Risks

The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, the Fund may realize additional income gains or losses.

-	Investment Strategy

The Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 33 1/3% of the value of the Fund’s total assets (including the loan collateral).

-	Special Risks

The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

SHORT-TERM TRADING

The historical portfolio turnover rates for the Fund are shown in the Financial Highlights.

-	Investment Strategy

The Fund may engage in short-term trading of portfolio securities which may increase the Fund’s turnover rates.

-	Special Risks

A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which would detract from the Fund’s performance.

TEMPORARY AND DEFENSIVE INVESTING

The Fund may invest all or any portion of its assets in short-term obligations, such as U.S. government obligations, high-quality money market instruments, repurchase agreements with maturities of 13 months or less and exchange-traded funds.

-	Investment Strategy

The Fund may invest in short-term obligations, pending investment, in order to meet redemption requests or as a

10

defensive measure in response to adverse market or economic conditions.

-	Special Risks

The Fund may not achieve its investment objective when its assets are invested in short-term obligations.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS

A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

-	Special Risks

Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

PUBLICATION OF PORTFOLIO HOLDINGS

The Fund publishes a complete list of its portfolio holdings as of the end of each calendar month not earlier than 30 days after the end of such month on the Munder Funds website (www.munder.com) under the “All Holdings” link on the Fund’s Profile Page. The three most recent previously published month-end portfolio holdings lists can be accessed through the “Historical All Holdings” link on the Fund’s Profile Page. The Fund may also publish other information on the Fund’s Profile Page relating to its portfolio holdings (e.g., top ten holdings, sector information and other portfolio characteristic data) as of the end of the calendar month not earlier than 15 days after the end of such month. A description of the Fund’s policies and procedures with respect to the disclosure of information regarding the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

YOUR INVESTMENT

PURCHASING SHARES

You may purchase Class A shares of the Fund at the net asset value (NAV) next determined after your purchase order is received in proper form, plus any applicable sales charge.

You may purchase Class B, Class C, Class K or Class Y shares of the Fund at the NAV next determined after your purchase order is received in proper form.

Class B, Class K and Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding eligibility requirements.

Broker-dealers or financial intermediaries (other than the Fund’s distributor) may charge you additional fees for shares you purchase through them.

11

For information regarding policies and procedures associated with purchasing shares of the Fund, including minimum investment requirements, please see the Shareholder Guide.

EXCHANGING SHARES

You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs.

For information regarding policies and procedures associated with exchanging shares, please see the Shareholder Guide.

REDEEMING SHARES

You may redeem shares at the NAV next determined after your redemption request is received in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC) and/or short-term trading fee.

For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the Shareholder Guide.

SHARE CLASS SELECTION

The Fund offers Class A, Class B, Class C, Class K and Class Y shares through this prospectus. A summary comparison of the various classes appears in the table below. Please see the Shareholder Guide for more information regarding each class of shares.

Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase, the intended length of your investment and your eligibility to purchase those shares. In estimating the costs of investing in a particular class of shares, you should consider both ongoing annual expenses, including applicable Rule 12b-1 distribution and service fees and/or other service fees as described in the section entitled “Distribution and Service Fees,” and any initial sales charge or CDSC.

Class A Shares

Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement or education savings plan.

Initial Sales Charge	Up to 5.50% (reduced for purchases of $25,000 or more, and eliminated for purchases of $1 million or more and certain categories of investors).

Contingent Deferred Sales Charge	None (except that a 1.00% charge applies on certain redemptions made within one year of a $1 million investment for which no sales charge was paid).

Distribution and/or Service Fees	Rule 12b-1 fees of 0.25% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	None

Conversion Feature	None

12

Class B Shares
Purchase Availability	Available to a limited group of investors for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge	Starts at 5.00% and declines to 0% six years after purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	$50,000

Conversion Feature	Automatic conversion to Class A shares on the first business day of the month following the eighth anniversary of issuance, reducing future annual expenses.*
Class C Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge	1.00% on redemptions made within one year of purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	$1 million

Conversion Feature	None
Class K Shares
Purchase Availability	Available only through selected financial institutions. Not available for direct investment in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Service fees of 0.25% annually.

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	None

*	Please see the Statement of Additional Information for information regarding the conversion feature for Class B shares purchased prior to June 16, 2003.

13

Class Y Shares
Purchase Availability	Available only to institutional investors, investors purchasing through financial intermediaries, investors purchasing through retirement plans that meet certain conditions, and investors with specific relationships with Munder Capital Management or the Munder Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	None

Initial Purchase Minimum	$1 million (reduced or eliminated for certain categories of investors).

Purchase Maximum	None

Conversion Feature	None

APPLICABLE SALES CHARGES

Access to the following information is available through the Munder Funds website at www.munder.com under the “Sales Charges and Fees” link on the Fund’s Profile Page.

FRONT-END SALES CHARGE - CLASS A SHARES

You can purchase Class A shares at the offering price, which is the NAV plus an initial sales charge. Shares purchased through reinvestment of distributions are not subject to a sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are as follows:

	Sales Charge* as a Percentage of
	Offering Price %		Net Amount Invested %
Less than $25,000	5.50		5.82
$25,000 but less than $50,000	5.25		5.54
$50,000 but less than $100,000	4.50		4.71
$100,000 but less than $250,000	3.50		3.63
$250,000 but less than $500,000	2.50		2.56
$500,000 but less than $1,000,000	1.50		1.52
$1,000,000 or more	None	**	None	**

*	Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.
**	No initial sales charge applies on investments of $1 million or more; however, a CDSC of 1% is imposed on certain redemptions within one year of purchase.

14

SALES CHARGE WAIVERS AND REDUCTIONS - CLASS A SHARES

General

We will waive the initial sales charge on Class A shares for the following types of purchasers:

1.    investors that have an investment account with the Fund’s investment advisor;

2.    full-time employees and retired employees of the Fund’s investment advisor or its affiliates, employees of the Fund’s service providers, and immediate family members of the foregoing persons;

3.    registered broker-dealers, financial intermediaries, or their agents that have entered into selling agreements with the Fund’s distributor, if the shares are (a) purchased for their own accounts, (b) purchased for retirement plans of their employees or (c) sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;

4.    qualified employee benefit plans, employer-sponsored retirement plans and other employer-sponsored plans or accounts that meet certain criteria established by the Funds;

5.    individuals who reinvest distributions from a qualified retirement plan managed by the Fund’s investment advisor;

6.    individuals who reinvest the proceeds of redemptions from Class K or Class Y shares of another Munder Fund within 60 days of redemption;

7.    banks, trust companies and other financial institutions that trade for the accounts of their clients through the NSCC’s Trust Fund/SERV system;

8.    fee-based financial intermediaries or employee benefit plan consultants acting for the accounts of their clients; and

9.    qualified education savings plans established in accordance with Section 529 of the Internal Revenue Code.

You should inform the Funds or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies. The Funds or your broker or other financial intermediary may request additional information in order to verify your eligibility for the waiver.

For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions

You may qualify for reduced sales charges in the following cases:

Letter of Intent

If, over a 13-month period, you intend to purchase Class A shares of one or more Munder Funds that, in the aggregate, will total over $25,000, we will apply a sales charge to each of your purchases based on the aggregate level of investment. Sales charge reductions for Equity Funds (except the Index 500 Fund) begin when aggregate investments exceed $25,000. For the Index 500 Fund and all other Munder Funds, sales charge reductions begin when aggregate investments exceed $100,000.

To qualify, you must complete the Letter of Intent section of your Account Application or contact your broker or financial intermediary. By doing so, you indicate your non-binding intent to invest a certain amount over a 13-month period. Any sales charge on Class A shares you purchase during the 13 months will then be based on the total amount specified in your Letter of

15

Intent. You can apply the market value of any class of shares of non-money market Munder Funds you own at the time you establish your Letter of Intent toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid on purchasing any such eligible shares). You should inform the Funds that you have a Letter of Intent each time you make an investment.

Although you are not obligated to purchase the amount specified in your Letter of Intent, if you purchase less than the amount specified, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made.

Right of Accumulation

For purposes of calculating the sales charge applicable at the time of a Class A shares purchase, an individual shareholder may combine certain holdings and purchases, as described below. You may add to the amount of your purchase the market value of any class of shares of non-money market Munder Funds (regardless of the amount of any sales charge paid on such share) already owned by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. When calculating the sales charge, you may also combine purchases of any class of shares of non-money market Munder Funds that are made by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary.

If you purchase shares directly from the Munder Funds, you should notify us to ensure you receive the proper reduction. If you purchase shares through a broker or other financial intermediary, you should consult with your broker or financial intermediary prior to making a purchase.

Additional Information

In order to obtain a sales charge reduction under a Letter of Intent or Right of Accumulation, you should inform the Funds or your broker or other financial intermediary at the time of purchase of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales charge reduction. You also may need to provide the Funds or your broker or other financial intermediary information such as account statements in order to verify your eligibility for the sales charge reduction. This may include, if applicable, information or records regarding:

-	shares of the Munder Fund(s) held in all accounts you may have with a broker or another financial intermediary; and
-	shares of the Munder Fund(s) held at any financial intermediary in accounts of family members, such as your spouse or minor children.

For further information on sales charge reductions, call (800) 438-5789.

CDSCs

You are subject to a CDSC when you redeem:

-	Class A shares purchased within one year of redemption as part of an investment of $1 million or more if a sales commission was paid at the time of investment;
-	Class B shares within six years of buying them; or

16

-	Class C shares within one year of buying them.

These time periods include the time you held Class A, Class B or Class C shares of another Munder Fund which you may have exchanged for Class A, Class B or Class C shares of the Real Estate Equity Investment Fund.

The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC.

The CDSC for Class A shares and Class C shares, if applicable, is 1.00%.

The CDSC schedule for Class B shares is set forth below.

Redemption	CDSC
Within One Year of Purchase	5.00%
Within Two Years of Purchase	4.00%
Within Three Years of Purchase	3.00%
Within Four Years of Purchase	3.00%
Within Five Years of Purchase	2.00%
Within Six Years of Purchase	1.00%
More than Six Years After Purchase	0.00%

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 per share (for a total cost of $10,000). Three and one-half years later, assume the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, i.e., 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate for redemptions made within four years of purchase).

CDSC WAIVERS

We will waive any otherwise applicable CDSC payable upon redemptions of Class B or Class C shares for:

-	redemptions made within one year after the death or permanent disability (as defined by the Social Security Administration) of a named owner in the account registration;
-	minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2; and
-

(Class B shares only) redemptions through a Systematic Withdrawal Plan (SWP) of up to 10% per year of an account’s NAV. For example, if your balance at the time a SWP is established is $12,000, you may establish a $100 monthly or $300 quarterly (or $1,200 annual for IRA or 403(b) accounts) SWP without being subject to a CDSC for the year. For more information about enrolling is a SWP, please see the Shareholder Guide.

Other waivers of the CDSC on Class B or Class C shares may apply. Please see the Fund’s Statement of Additional Information or call (800) 438-5789 for more details.

17

DISTRIBUTION AND SERVICE FEES

DISTRIBUTION AND SERVICE PLAN FEES

The Fund has a Distribution and Service Plan with respect to its Class A, Class B, Class C and Class K shares. The Plan permits the Fund to pay distribution and other fees for the sale of Class A, Class B and Class C shares and for services provided to shareholders of Class A, Class B, Class C and Class K shares.

Payments made under the Plan by Class A, Class B and Class C shares, but not payments made under the Plan by Class K shares, are made pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Fund may pay up to 0.25% of the average daily net assets of the Fund attributable to Class A, Class B, Class C and Class K shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.75% of the average daily net assets of the Fund attributable to Class B and Class C shares to finance activities relating to the distribution of those shares.

Because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of an investment in the Class A, Class B, Class C and Class K shares Fund, and may cost you more than paying other types of sales charges.

OTHER PAYMENTS TO THIRD PARTIES

In addition to paying fees under the Fund’s Distribution and Service Plan, the Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor, for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Fund’s advisor or distributor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund, including affiliates of the advisor. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service and other fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Fund’s advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

In addition, while the Fund’s distributor typically pays to intermediaries most of the front-end sales charge applicable to sales of Fund shares by such intermediaries, the Fund’s distributor may on occasion pay the entire front-end sales charge to such intermediaries. For more information

18

regarding these arrangements, please read “Additional Compensation Paid to Intermediaries” in the Statement of Additional Information.

From time to time, the Fund’s advisor or distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

VALUING FUND SHARES

The Fund’s NAV is calculated each day on which the New York Stock Exchange (NYSE) is open. The NAV per share is the value of a single Fund share. The Fund calculates NAV separately for each class. NAV is calculated by:

(1)	taking the total value of the Fund’s assets allocated to a particular class of shares,
(2)	subtracting the liabilities and expenses charged to that class, and
(3)	dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the Fund will accelerate its NAV calculation and transaction deadlines to that time.

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, and/or country specific information. Fair value represents

19

a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

In accordance with procedures established by the Board of Trustees to fair value the Fund’s securities, the advisor has established a pricing committee to serve as its formal oversight body for the valuation of the Fund’s securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees of the Fund at the next regularly scheduled quarterly meeting of the Board.

DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund’s net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund declares and pays dividend distributions, if any, monthly.

The Fund distributes its net realized capital gains, if any, at least annually. It is possible that the Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital, generally a non-taxable distribution to the extent of (and in reduction of) a shareholder’s basis in the Fund. You should treat any such distribution in excess of your basis in your shares as gain from a sale or exchange of the shares.

The Fund will generally pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application or notify the Fund by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS

Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

20

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Current law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on certain corporate stock. A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. The lower tax rates on long-term capital gains and qualifying dividends are currently scheduled to expire after 2010.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES OR EXCHANGES

If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you may, subject to certain restrictions, recognize a taxable loss on the sale of shares to the Fund.

OTHER CONSIDERATIONS

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

21

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

Founded in 1985, Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009, is the investment advisor of the Fund. As of June 30, 2007, MCM had approximately $29.6 billion in assets under management, made up of $12.3 billion in actively managed equity securities, $5.6 billion in fixed income securities and $11.7 billion in cash management assets.

MCM provides overall investment management for the Fund, and research and credit analysis concerning the Fund’s portfolio securities and is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended June 30, 2007, the Fund paid an advisory fee at an annual rate of 0.74% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund is available in the Fund’s Annual Report dated June 30, 2007.

PORTFOLIO MANAGEMENT TEAM

The Fund is co-managed by Robert E. Crosby and Brian S. Matuszak. Mr. Crosby is the lead manager and makes final investment decisions for the Fund.

Robert E. Crosby, CFA, Senior Portfolio Manager, has managed or co-managed the Fund since 1998. He is also a member of the portfolio management teams for the Munder Asset Allocation Fund—Balanced, the Munder Mid-Cap Value Fund, the Munder Micro-Cap Equity Fund, the Munder Small-Cap Value Fund, the Munder Small-Mid Cap Fund and the Munder Small-Mid Cap 130/30 Fund, as well as separately managed accounts in MCM’s REIT, small-cap value, micro-cap and mid-cap/small-cap blend disciplines. Mr. Crosby joined the portfolio management teams for the Munder Small-Cap Value Fund in June 2003, the Munder Asset Allocation Fund—Balanced, Munder Micro-Cap Equity and Munder Small-Mid Cap Funds in 2005, the Munder Mid-Cap Value Fund at that fund’s inception in September 2007 and the Munder Small-Mid Cap 130/30 Fund since its inception in October 2007. Prior to joining the Small-Cap Value and Micro-Cap portfolio management teams, Mr. Crosby consulted with team members on certain types of investments, particularly REITs and energy stocks. He also served as co-manager of the Munder Energy Fund from late 2001 through early 2003. Prior to 1998, Mr. Crosby was primary analyst on the Fund and an equity analyst specializing in energy, finance and capital goods. Mr. Crosby joined MCM in 1993.

Brian S. Matuszak, CFA, Senior Equity Analyst, has been a member of the Fund’s portfolio management team since 2005, and has assisted with portfolio strategy, sector analysis, stock selection, and the monitoring of companies owned in the Fund since 2002. He is also a member of the portfolio management teams for the Munder Mid-Cap Core Growth Fund, as well as for separately managed accounts in MCM’s REIT, mid-cap core growth and mid-cap/ small-cap blend investment disciplines. Mr. Matuszak became an Equity Analyst in April 2002, and was promoted to Senior Equity Analyst in January 2005. From May

22

2000 to April 2002, Mr. Matuszak had been an internal wholesaler at MCM, marketing the Munder Funds and Munder Funds wrap products.

Additional information about the compensation of members of the portfolio management team, other accounts managed by these individuals, and their ownership of securities in the Fund is available in the Fund’s Statement of Additional Information.

23

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. Our website, www.munder.com, contains the Fund’s most recent annual and semi-annual reports. You may also obtain the annual and semi-annual reports and Statement of Additional Information without charge by calling (800) 438-5789.

REAL ESTATE EQUITY INVESTMENT FUND(a) (CLASS A)	Year Ended 6/30/07(b) Class A	Year Ended 6/30/06(b) Class A	Year Ended 6/30/05(b) Class A	Year Ended 6/30/04(b) Class A	Year Ended 6/30/03(b) Class A
Net asset value, beginning of period	$23.76	$22.94	$18.17	$14.96	$14.65

Income from investment operations:
Net investment income	0.49	0.42	0.65	0.60	0.58
Net realized and unrealized gain on investments	1.55	3.10	4.82	3.26	0.39

Total from investment operations	2.04	3.52	5.47	3.86	0.97

Less distributions:
Dividends from net investment income	(0.54)	(0.71)	(0.70)	(0.65)	(0.66)
Distributions from net realized gains	(3.52)	(1.99)	—	—	—
Distributions from capital	—	—	—	—	—

Total distributions	(4.06)	(2.70)	(0.70)	(0.65)	(0.66)

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$21.74	$23.76	$22.94	$18.17	$14.96

Total return (d)	7.90%	17.02%	30.69%	26.11%	7.22%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$9,476	$10,587	$8,978	$4,824	$3,599
Ratio of operating expenses to average net assets	1.52%	1.48%	1.47%	1.48%	1.51%
Ratio of net investment income to average net assets	2.01%	1.86%	3.13%	3.45%	4.32%
Portfolio turnover rate	26%	26%	34%	22%	19%
Ratio of operating expenses to average net assets without expense waivers	1.52%	1.48%	1.47%	1.48%	1.51%

(a)	The Munder Real Estate Equity Investment Fund Class A Shares commenced operations on September 30, 1994.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

24

REAL ESTATE EQUITY INVESTMENT FUND(a) (CLASS B)	Year Ended 6/30/07(b) Class B	Year Ended 6/30/06(b) Class B	Year Ended 6/30/05(b) Class B	Year Ended 6/30/04(b) Class B	Year Ended 6/30/03(b) Class B
Net asset value, beginning of period	$23.70	$22.89	$18.13	$14.92	$14.62

Income from investment operations:
Net investment income	0.31	0.27	0.52	0.47	0.48
Net realized and unrealized gain on investments	1.55	3.07	4.79	3.26	0.38

Total from investment operations	1.86	3.34	5.31	3.73	0.86

Less distributions:
Dividends from net investment income	(0.36)	(0.54)	(0.55)	(0.52)	(0.56)
Distributions from net realized gains	(3.52)	(1.99)	—	—	—
Distributions from capital	—	—	—	—	—

Total distributions	(3.88)	(2.53)	(0.55)	(0.52)	(0.56)

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$21.68	$23.70	$22.89	$18.13	$14.92

Total return (d)	7.18%	16.19%	29.62%	25.24%	6.36%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,488	$3,073	$6,348	$6,848	$5,790
Ratio of operating expenses to average net assets	2.27%	2.23%	2.22%	2.23%	2.26%
Ratio of net investment income to average net assets	1.28%	1.21%	2.51%	2.72%	3.57%
Portfolio turnover rate	26%	26%	34%	22%	19%
Ratio of operating expenses to average net assets without expense waivers	2.27%	2.23%	2.22%	2.23%	2.26%

(a)	The Munder Real Estate Equity Investment Fund Class B Shares commenced operations on October 3, 1994.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

25

REAL ESTATE EQUITY INVESTMENT FUND(a) (CLASS C)	Year Ended 6/30/07(b) Class C	Year Ended 6/30/06(b) Class C	Year Ended 6/30/05(b) Class C	Year Ended 6/30/04(b) Class C	Year Ended 6/30/03(b) Class C
Net asset value, beginning of period	$23.85	$23.02	$18.23	$15.01	$14.70

Income from investment operations:
Net investment income	0.31	0.26	0.51	0.45	0.48
Net realized and unrealized gain on investments	1.56	3.10	4.83	3.29	0.39

Total from investment operations	1.87	3.36	5.34	3.74	0.87

Less distributions:
Dividends from net investment income	(0.36)	(0.54)	(0.55)	(0.52)	(0.56)
Distributions from net realized gains	(3.52)	(1.99)	—	—	—
Distributions from capital	—	—	—	—	—

Total distributions	(3.88)	(2.53)	(0.55)	(0.52)	(0.56)

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$21.84	$23.85	$23.02	$18.23	$15.01

Total return (d)	7.17%	16.08%	29.73%	25.16%	6.40%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,784	$3,001	$3,056	$2,781	$1,211
Ratio of operating expenses to average net assets	2.27%	2.23%	2.22%	2.23%	2.26%
Ratio of net investment income to average net assets	1.26%	1.14%	2.46%	2.58%	3.57%
Portfolio turnover rate	26%	26%	34%	22%	19%
Ratio of operating expenses to average net assets without expense waivers	2.27%	2.23%	2.22%	2.23%	2.26%

(a)	The Munder Real Estate Equity Investment Fund Class C Shares commenced operations on January 5, 1996.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

26

REAL ESTATE EQUITY INVESTMENT FUND(a) (CLASS K)	Year Ended 6/30/07(b) Class K	Year Ended 6/30/06(b) Class K	Year Ended 6/30/05(b) Class K	Year Ended 6/30/04(b) Class K	Year Ended 6/30/03(b) Class K
Net asset value, beginning of period	$23.71	$22.91	$18.14	$14.93	$14.63

Income from investment operations:
Net investment income	0.47	0.41	0.64	0.61	0.58
Net realized and unrealized gain on investments	1.57	3.09	4.83	3.25	0.38

Total from investment operations	2.04	3.50	5.47	3.86	0.96

Less distributions:
Dividends from net investment income	(0.54)	(0.71)	(0.70)	(0.65)	(0.66)
Distributions from net realized gains	(3.52)	(1.99)	—	—	—
Distributions from capital	—	—	—	—	—

Total distributions	(4.06)	(2.70)	(0.70)	(0.65)	(0.66)

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$21.69	$23.71	$22.91	$18.14	$14.93

Total return (d)	7.97%	16.96%	30.69%	26.16%	7.16%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$270	$418	$279	$1,255	$3,166
Ratio of operating expenses to average net assets	1.52%	1.48%	1.47%	1.48%	1.51%
Ratio of net investment income to average net assets	1.91%	1.81%	3.18%	3.64%	4.32%
Portfolio turnover rate	26%	26%	34%	22%	19%
Ratio of operating expenses to average net assets without expense waivers	1.52%	1.48%	1.47%	1.48%	1.51%

(a)	The Munder Real Estate Equity Investment Fund Class K Shares commenced operations on October 3, 1996.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated.

27

REAL ESTATE EQUITY INVESTMENT FUND(a) (CLASS Y)	Year Ended 6/30/07(b) Class Y	Year Ended 6/30/06(b) Class Y	Year Ended 6/30/05(b) Class Y	Year Ended 6/30/04(b) Class Y	Year Ended 6/30/03(b) Class Y
Net asset value, beginning of period	$23.78	$22.96	$18.18	$14.97	$14.66

Income from investment operations:
Net investment income	0.56	0.50	0.71	0.63	0.62
Net realized and unrealized gain on investments	1.54	3.07	4.83	3.27	0.38

Total from investment operations	2.10	3.57	5.54	3.90	1.00

Less distributions:
Dividends from net investment income	(0.60)	(0.76)	(0.76)	(0.69)	(0.69)
Distributions from net realized gains	(3.52)	(1.99)	—	—	—
Distributions from capital	—	—	—	—	—

Total distributions	(4.12)	(2.75)	(0.76)	(0.69)	(0.69)

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$21.76	$23.78	$22.96	$18.18	$14.97

Total return (d)	8.21%	17.25%	31.06%	26.40%	7.48%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$54,177	$60,771	$68,335	$56,612	$43,871
Ratio of operating expenses to average net assets	1.27%	1.23%	1.22%	1.23%	1.26%
Ratio of net investment income to average net assets	2.27%	2.19%	3.46%	3.67%	4.57%
Portfolio turnover rate	26%	26%	34%	22%	19%
Ratio of operating expenses to average net assets without expense waivers	1.27%	1.23%	1.22%	1.23%	1.26%

(a)	The Munder Real Estate Equity Investment Fund Class Y Shares commenced operations on October 3, 1994.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated.

28

SHAREHOLDER GUIDE

Dated October 31, 2007

The Shareholder Guide provides information regarding the purchase, redemption and exchange of shares of the Munder Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Munder Funds Class A, B, C, I, K, R & Y shares Prospectuses dated October 31, 2007. Not all Funds offer all classes of shares.

HOW TO REACH THE FUNDS

CONTACT SHAREHOLDER SERVICES

For account inquiries or information, literature, forms, etc.:

By telephone:

1-800-438-5789

By mail:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

By overnight delivery:	The Munder Funds

101 Sabin Street Pawtucket, RI 02860

For other inquiries or complaints:

By telephone:

1-800-468-6337

By mail:

The Munder Funds

Attn: Secretary

480 Pierce St. Birmingham, MI 48009

By e-mail:	fundcontact@munder.com

PURCHASE INFORMATION

WHO MAY PURCHASE SHARES

Class A & Class C Shares

All investors are eligible to purchase Class A or Class C shares.

Class B Shares

Class B Shares of the Munder Funds are available for purchase only as follows:

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B shares of a Munder Fund in additional Class B shares of that Fund;

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase Class B shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a

S - 1

trust for which the existing registered owner is the trustee or beneficiary;
-

401(k) retirement plans (and other similar group retirement plans) that offered Class B shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B shares of that Munder Fund and may purchase additional Class B shares of that Fund in existing participant accounts;

-

401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B shares of a Munder Fund as an investment option, may open participant accounts in Class B shares of that Fund; and

-

Any client or customer of a broker, financial intermediary or other financial institution that (i) received a sales presentation within the six months prior to February 28, 2007 that included Class B shares of one or more Munder Funds as an investment option and (ii) was identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B shares of a Munder Fund may purchase Class B shares.

If all Class B shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in this Shareholder Guide, then the shareholder’s account will be closed. Such former holders of Class B shares will not be able to buy additional Class B shares or reopen a Class B shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in this Shareholder Guide.

The Munder Funds reserve the right to revise the scope of the limited offering described above or to change these policies at any time.

Class K Shares

Customers (and their immediate family members) of banks and other institutions that have entered into agreements with the Funds to provide shareholder services for Class K shareholders may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. Financial institutions (or their nominees) acting on behalf of their customers, will normally be the holders of record of Fund shares and will reflect their customers’ beneficial ownership of shares in the account statements provided by them to their customers.

The Funds may refuse any purchase orders from ineligible investors who select Class K shares.

Class R Shares

Investors may purchase Class R shares only through participation in certain programs where program-level or omnibus accounts are held on the books of the Funds, including without limitation:

-	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit

S - 2

sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans; and
-	Managed account programs sponsored by a broker-dealer, registered investment adviser or bank trust department.

The Funds may refuse any purchase orders from ineligible investors who select Class R shares.

Class Y Shares

Only the following investors may purchase Class Y shares:

-

institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; and investment companies);

-	investment advisors, broker-dealers and other financial intermediaries acting for their own accounts or for the accounts of their clients;
-	Trustees and officers of the Munder Funds and their immediate family members;
-	employees and retired employees of the Funds’ investment advisor;
-	Munder Capital Management’s investment advisory clients; and
-	immediate family members of employees of the Funds’ investment advisor.

The Funds may refuse any purchase orders from ineligible investors who select Class Y shares.

Class I Shares

Individual investors and institutional investors may purchase Class I shares.

METHODS FOR PURCHASING SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Intermediary and/or Financial Institution

Any broker, financial intermediary or other financial institution authorized by the Munder Funds or the Funds’ distributor can sell you shares of the Funds. Please note that brokers, financial intermediaries or other financial institutions may charge you fees in connection with purchases of shares. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail

For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

You must also specify the Fund and class of shares you wish to purchase on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase may be refused or you may be invested in Class A shares, if offered.

S - 3

For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for the amount of your investment to the address listed above. We reserve the right to refuse investments of less than $50 and any form of payment, including without limitation cash, temporary checks, credit cards or third-party checks.

By Wire

For new accounts, you must complete, sign and mail an Account Application to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below. To obtain an Account Application, your account number or more information, call (800) 438-5789.

Wire Instructions

Bank ABA/Routing #: 031000053

Bank Account Number: 8606905396

Bank Account Name: The Munder Funds

RFB: (Fund Name and Class)

OBI: (Your Name and Acct #)

You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer (EFT)

For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Account Application with the Banking Information section completed and you must not decline your EFT purchase privilege. Once your account has been established, you can make investments by EFT.

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or visit www.munder.com to establish an Internet login and password for online transactions.

Please note that EFT transactions usually require two days to complete.

Through the Automatic Investment Plan (AIP)

Under an AIP, you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP without notice if your bank account has insufficient funds at the time of a scheduled deduction or for any other reason on 30 days’ written notice to you.

POLICIES FOR PURCHASING SHARES

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial

S - 4

institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

-	Name;

-	Date of birth (for individuals);

-	Residential or business street address (although post office boxes are still permitted for mailing); and

-	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, we may restrict your ability to purchase additional shares of a Fund until your identity is verified. We may also close your account or take other appropriate action if we are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed (less any applicable CDSC). In addition, you will not be entitled to recoup from the Funds any sales charges paid in connection with your purchase of Fund shares. Any otherwise applicable short-term trading fee will not, however, be assessed on accounts that are closed for this reason.

Investment Minimums

(Class A, B & C Shares)

With respect to any Class A, B or C shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class A, Class B and Class C shares is $2,500 per Fund for all accounts, with the following exceptions. The minimum initial investment for all types of Individual Retirement Accounts (IRAs), Education Savings Accounts (ESAs), 403(b), Uniform Gifts to Minors Act (UGMA) and Uniform Transfer to Minors Act (UTMA) accounts is $500. Subsequent investments of less than $50 per Fund for all account types may be refused. If you use the Automatic Investment Plan (AIP), the minimum initial and subsequent investment per Fund is $50.

Investment minimums do not apply to purchases made through eligible retirement plans (or similar group accounts) or eligible wrap-fee programs (or similar programs). For this purpose, “eligible

S - 5

retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees. “Eligible wrap-fee and similar programs” are those which have been approved by an officer of the Fund.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

If you wish to invest more than $50,000, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A or Class C shares. If you wish to invest more than $1 million, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A shares.

Investment Minimums

(Class K & R Shares)

There is no minimum initial or subsequent investment for Class K or Class R shares.

Investment Minimums (Class Y Shares)

With respect to any Class Y shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class Y shares is $1 million per Fund for each Class Y shares account.

A reduced initial investment minimum of $2,500 applies to investments made by clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds.

Investment minimums do not apply to purchases made through eligible retirement plans or similar group accounts. For this purpose, “eligible retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees.

Investment minimums do not apply to clients in wrap-fee programs or other asset-based advisory fee programs, where the sponsor has entered into a written agreement with the Funds to offer Class Y shares through the applicable program.

S - 6

Investment minimums do not apply to investments made by Trustees or officers of the Munder Funds or their immediate family members, employees of Munder Capital Management or their immediate family members, retired officers or employees of Munder Capital Management, or investment advisory clients of Munder Capital Management.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

Investment Minimums (Class I Shares)

Except as provided below, the minimum initial investment for Class I shares is $2 million per Fund for each Class I shares account.

Investment minimums do not apply to accounts held through an intermediary that maintains aggregate assets on behalf of its clients in a Fund equivalent to $10 million or greater and an average account size in the Fund equivalent to $200,000 or greater.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Accounts Below Minimums

For each account that you own, if your investment in Class A, Class B or Class C shares of a Fund does not meet the applicable account minimum, or you cease AIP contributions before reaching the applicable account minimum, you may increase your balance to that level (either by a single investment or through the AIP) or that Fund account may be charged a quarterly servicing fee of $6.

Exemptions from this fee apply to accounts held through brokers, financial intermediaries and other financial institutions that hold shares in street name or omnibus positions or through registered securities clearing agents.

To the extent feasible, we may waive low account balance fees on Class A or Class B shares accounts that do not meet the applicable amount minimum as a result of the par conversion of a Class B shares account to a Class A shares account. In addition, we reserve the right, in our sole discretion, to waive the imposition of this fee.

We further reserve the right, upon 30 days’ advance written notice, to redeem your Class A, Class B or Class C shares account (and forward the redemption proceeds to you) if its value is below the applicable minimum or to redeem your Class Y shares account if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice. Any otherwise applicable contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 30 days of your purchase.

Timing of Orders

Purchase orders must be received by the Funds or an authorized agent of the Funds, such as the Funds’ distributor or transfer agent, authorized dealer or third-party

S - 7

administrator, or other authorized financial intermediary, before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day’s NAV. Purchase orders received after that time will be accepted as of the next business day and will receive the NAV for the next business day.

REDEMPTION INFORMATION

METHODS FOR REDEEMING SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone

If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Funds must receive a redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet

If you did not decline the online redemption privilege on your Account Application and you have established an internet Personal

S - 8

Identification Number (PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

As with redemptions by telephone, the Funds must receive an online redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make internet redemptions from an IRA, ESA or 403(b) account.

Through the Systematic Withdrawal Plan (SWP)

If you have an account value of $5,000 or more in a Fund, you may redeem Class A, Class B or Class C shares on a monthly or quarterly basis. For IRA or 403(b) accounts, you may make redemptions on a monthly, quarterly or annual basis. In either case, the minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds. You may change or cancel a SWP at any time upon notice to the Funds. If you pay a sales charge on the purchase of Class A shares, you should not participate in a SWP. In addition, any applicable CDSC will be charged upon redemption of Class A, Class B or Class C shares.

By Writing a Check

Free checkwriting is available to Class A and Class Y shareholders of the Taxable Income Funds (other than the International Bond Fund), Tax-Free Income Funds and Money Market Funds who complete a Checkwriting Authorization Form and return it to us. Checks that are written in amounts less than $500 may be refused. You may not close a Fund account by writing a check. We may change or terminate this program on 30 days’ advance written notice to you.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent

In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). Please call (800) 438-5789 to determine the requirements for providing other instructions.

If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these methods.

Short-Term Trading Fee

A short-term trading fee may apply to redemptions of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

S - 9

Medallion Signature Guarantee

For your protection, a medallion signature guarantee is required for the following Class A, Class B and Class C redemption requests:

-	redemption proceeds greater than $50,000;
-	redemption proceeds not being made payable to the record owner of the account;
-	redemption proceeds not being mailed to the address of record on the account;
-	redemption proceeds being mailed to address of record that has changed within the last 30 days;
-	redemption proceeds being transferred to another Munder Fund account with a different registration;
-	change in ownership or registration of the account; or
-	changes to banking information without a voided check being supplied.

We reserve the right to require a medallion signature guarantee for other types of redemption requests, including Class K, Class R or Class Y share redemptions.

When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Financial Institutions

Shares held through a financial institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties

During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.

EXCHANGE INFORMATION

METHODS FOR EXCHANGING SHARES

Shareholders may exchange Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

S - 10

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration. All exchange requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

By Telephone

If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

By Internet

If you did not decline the online exchange privilege on your Account Application and you have established an internet Personal Identification Number (PIN), you may exchange shares by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

POLICIES FOR EXCHANGING SHARES

-	You may exchange your Fund shares for shares of the same class of other Munder Funds (if offered) based on their relative NAVs.

-

If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange. When Class A shares of a Munder Fund that were issued without the imposition of a sales charge are exchanged for Class A shares of another Munder Fund, you must pay any applicable sales charge at the time of the exchange unless you otherwise qualify for a waiver of the sales charge.

-

Class A shares of a money market fund that (1) were acquired through the use of the exchange privilege and (2) can be traced back to a purchase of one or more Munder Funds for which a sales charge was paid, may be exchanged for Class A shares of a Fund at NAV.

-	Class A, Class B and Class C shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

-	You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

-	A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

S - 11

-

Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker, financial intermediary or other financial institution or by calling the Munder Funds at (800) 438-5789.

-	Brokers or financial intermediaries may charge you a fee for handling exchanges.

-	We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Short-Term Trading Fee

A short-term trading fee may apply to exchanges of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES

AND REDEMPTIONS

-

We consider purchase, exchange or redemption orders to be in “proper form” when we receive all required information, including properly completed and signed documents. We may reject any requests that are not in proper form.

-	We reserve the right to reject any purchase order, including exchanges from other Munder Funds.

-	At any time, we may change any of our purchase, redemption or exchange practices or privileges, and may suspend the sale of Fund shares.

-	We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

-	To limit the Funds’ expenses, we no longer issue share certificates.

-	We may temporarily stop redeeming shares if:

(i)	the NYSE is closed;

(ii)	trading on the NYSE is restricted;

(iii)	an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

(iv)	the SEC orders the Fund to suspend redemptions.

-

We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor’s account, neither the Funds, Munder Capital Management, the Funds’ distributor nor the Funds’ transfer agent or any of their affiliates, officers or directors will be held responsible for any losses resulting from unauthorized transactions.

-	If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the

S - 12

account. If your account has been set up by a broker, financial intermediary or other financial institution, account activity will be detailed in their statements to you. Brokers, financial intermediaries and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

-	Brokers, financial intermediaries and other financial institutions may charge their customers a processing fee in connection with the purchase or redemption of Fund shares.

-

Normally we send redemption amounts to you on the next business day (but not more than seven days) after we receive your request in proper form, except as described below in the case of shares purchased by check. Same-day processing is available only for the Money Market Funds, provided we receive notice of the trade prior to the applicable cut-off time (see below).

-

If we receive notice of your intent to process a same-day trade and your purchase order for the Cash Investment Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 2:45 p.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 2:45 p.m. (Eastern time), you will receive dividends for that day.

If we receive notice of your intent to process a same-day trade and your purchase order for the Tax-Free Money Market Fund is received in proper form before 11:30 a.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 11:30 a.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 11:30 a.m. (Eastern time), you will receive dividends for that day.

-	We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

SHAREHOLDER PRIVILEGES

Reinstatement Privilege

For 60 days after you sell Class A, Class B or Class C shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge). This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A, B or C shares that were subject to a CDSC when redeemed. The Class A shares purchased under this privilege must be held in an account registered in the same name as the account from which the shares were redeemed and the amount being reinvested must be at least the required minimum investment amount. You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial intermediary must notify the Funds at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

S - 13

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

AND SHORT-TERM TRADING FEE

Policies and Procedures

The Funds are not intended to serve as vehicles for short-term trading. By realizing profits through short-term trading, investors that engage in rapid purchases and sales or exchanges of a Fund’s shares may dilute the value of shares held by long-term investors. Volatility resulting from excessive purchases and sales or exchanges of a Fund’s shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity resulting from market timing. Excessive purchases and sales or exchanges of a Fund’s shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity, which could cause the Fund to incur increased brokerage costs and to realize taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level volatility and investment volatility that is associated with patterns of excessive short-term trading activity. Any increased costs are borne by all Fund shareholders, including long-term investors who do not cause such costs to be incurred. All of these factors may adversely affect Fund performance. Funds investing in securities that are thinly traded, trade infrequently, or are more difficult to value (such as foreign securities, high yield debt securities and small-cap securities) may attract investors seeking to profit from short-term trading strategies that attempt to exploit the special valuation issues applicable to these types of securities to a greater degree than other types of securities. With respect to the Cash Investment Fund, a money market fund that attempts to maintain a stable net asset value, short-term trading does not generally pose the same issue for that Fund as for other Munder Funds.

The Board of Trustees of the Munder Funds has adopted policies and procedures to monitor for, and to discourage and take reasonable steps to prevent or minimize, investors from engaging in frequent purchases and redemptions of shares of the Munder Funds, to the extent deemed reasonable and practicable. The Funds will seek to apply these policies and procedures as uniformly as practicable.

The Munder Funds’ policies and procedures for identifying excessive short-term trading and market timing activities take into account a number of factors, including but not limited to the dollar amount and frequency of Fund trades. For purposes of these monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Pursuant to these policies and procedures, each Fund reserves the right to refuse any purchase or exchange request that, in the view of MCM, could adversely affect any Munder Fund or its operations, including any purchase or exchange request from any individual, group or account that is likely to engage in excessive trading, or any order that may be viewed as market-timing activity. If a Fund refuses a purchase or

S - 14

exchange request from a shareholder and that shareholder deems it necessary to redeem his or her account in the Fund, any CDSC that is applicable to such redemption transaction, as described in the Fund’s prospectus, will be assessed against those redemption proceeds.

The Funds will suspend or terminate any or all exchange privileges or suspend or terminate telephone and/or internet redemption privileges on accounts identified as engaging in excessive short-term trading or market timing activity in order to limit these types of trading practices. The Funds (other than a money market fund) also reserve the right in the future to limit the number of “round trip” exchanges an investor may make into and out of any Fund in order to discourage excessive short-term trading activities.

Although the Funds use a variety of methods to detect and deter excessive trading or market timing, the Funds cannot always know or reasonably detect such trading, particularly if it is facilitated by authorized financial intermediaries or done through omnibus account arrangements. The Funds’ ability to monitor and discourage market timing and excessive trading generally requires the cooperation of financial intermediaries to effectively implement policies and procedures with respect to accounts for which the Funds do not have sufficient identifying information. This cooperation cannot necessarily be assured. To the extent the Funds are able to identify market timing or excessive trading in these accounts, the Funds will use their reasonable and best efforts to uniformly apply their policies and procedures. However, there is no guarantee that this goal will be achieved. Finally, it is important to recognize that “market timing” and “excessive trading” are not clearly defined terms under applicable law. Consequently, trading activities that may not be considered by the management of the Munder Funds to be excessive or market timing could be interpreted differently by others and vice versa.

Short-Term Trading Fee

Consistent with the Funds’ policies and procedures, we may apply a 2% short-term trading fee if you redeem or exchange shares of the Asset Allocation Fund—Balanced, the Equity Funds or the International Bond Fund within 30 days of purchase. The fee will be applied based on net assets at the time of the transaction. Any applicable short-term trading fee is paid directly to the Fund from which you redeem or exchange your shares in order to, among other things, offset the costs of buying and selling securities. The fee, which is intended to discourage short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

The Funds will seek to apply short-term trading fees as uniformly as possible. Where operational limitations restrict the ability of the Funds to impose short-term trading fees or apply certain exemptions from the fees, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of short-term trading fees will vary. To the extent feasible, the following types of transactions will be exempt from short-term trading fees: shares purchased through the automatic reinvestment of dividend and capital gain distributions; shares redeemed to pay account-related fees; shares purchased through an automatic investment program or similar periodic investment plan; transactions associated

S - 15

with the automatic rebalancing of an account; shares purchased as a result of an employer contribution to a qualified retirement plan account; shares redeemed from shareholder accounts liquidated for failure to meet the minimum investment requirement; shares redeemed from a shareholder account for which the identity of the shareholder could not be determined within reasonable time after the account was opened; shares redeemed pursuant to a systematic withdrawal plan or similar periodic withdrawal plan; shares redeemed as part of a loan or hardship withdrawal from a qualified plan; shares redeemed to repay a loan from a qualified retirement account; shares redeemed for payment of involuntary fees; shares redeemed as part of a required distribution from a qualified retirement plan or IRA; shares redeemed upon the death or disability of an owner of record of an account; and any other involuntary redemption and/or exchange transactions, including those required by law or regulation, a regulatory agency, a court order, or as a result of a liquidation of a Fund by the Board of Trustees.

Accounts exempt from the imposition of short-term trading fees are: accounts held through omnibus and plan level retirement accounts for which third-party recordkeepers do not assess redemption fees on such accounts; accounts that hold omnibus share positions for the dealer, and the underlying dealer customer accounts, for which the dealer does not assess redemption fees on such accounts; accounts for which the beneficial owner is an asset allocation fund or funds (or similar pooled investment vehicle) that rebalances no more frequently than quarterly; and wrap fee program accounts for which the program sponsor has entered into a form of fee waiver agreement with the Funds. In addition, we reserve the right to waive the short-term trading fees in certain limited circumstances where the Funds determine the transaction does not pose the risks that the Funds’ policies and procedures are designed to mitigate. Such waivers are subject to the advance written approval of two officers of the Funds and are reported to the Board of Trustees.

S - 16

ADDITIONAL INFORMATION

Information relating to purchases and sales of shares of the Fund is provided in the Shareholder Guide, which is incorporated by reference into (and is considered a part of) this prospectus.

More information about the Fund is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

The Fund’s Statement of Additional Information provides more detail about the Fund and its investment strategies, risks and restrictions. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (and is considered part of) this prospectus.

SHAREHOLDER INQUIRIES:

By e-mail:	fundcontact@munder.com

By telephone:	1-800-468-6337

By mail:	The Munder Funds

Attn: Secretary

480 Pierce Street

Birmingham, MI 48009

Distributor: Funds Distributor, Inc.

SEC File Number: 811-21294

TO OBTAIN INFORMATION:

By telephone:	1-800-438-5789

By mail:	The Munder Funds P.O. Box 9701 Providence, RI 02940-9701

By overnight delivery:	The Munder Funds 101 Sabin Street Pawtucket, RI 02860

By web:	www.munder.com

You may find more information about the Fund online. This website is not considered part of the prospectus.

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-0102.

PROREIT1007

Munder Small-Cap Value Fund

PROSPECTUS

October 31, 2007

Save paper and receive this

document electronically.

Sign up for electronic delivery at

www.munderfunds.com/edelivery

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

CLASS A SHARES

(MNVAX)

CLASS B SHARES

(MCVBX)

CLASS C SHARES

(MCVCX)

CLASS K SHARES

(MCVKX)

CLASS R SHARES

(MSCRX)

CLASS Y SHARES

(MCVYX)

Munder Small-Cap Value Fund

Class A, B, C, K, R & Y SHARES

This prospectus describes the goal and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on the Fund’s investment strategies and risks, please read the section entitled “More About the Fund.” Certain terms used in this prospectus are defined in the Glossary. Unless this prospectus expressly provides otherwise, each goal, strategy and policy of the Fund may be changed by action of the Board of Trustees without shareholder approval.

GOAL AND PRINCIPAL

INVESTMENT STRATEGIES

Goal

The Fund’s goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal circumstances, at least 80% of its assets in equity securities (i.e., common stocks, preferred stocks, convertible securities and rights and warrants) of small-capitalization companies. This investment strategy may not be changed without 60 days’ prior notice to shareholders. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.

Small-capitalization companies are those companies with market capitalizations within the range of the companies in the Russell 2000 Index. The Fund may also invest in equity securities of larger capitalization companies.

The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The Fund will usually invest in domestic and, to a lesser extent, foreign equity securities of companies that the advisor believes can be purchased at a price significantly below its inherent value. A company’s equity securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company.

In addition to valuation, the advisor considers these factors, among others, in choosing companies:

-	a high level of profitability;
-	solid management;
-	a strong, competitive market position; or

1

-	management interests that are aligned with shareholder interests.

The Fund may write covered call options. The Fund may invest in exchange-traded funds (ETFs) to manage cash.

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund’s portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

-	Stock Market Risk

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

-	Stock Selection Risk

In addition to, or in spite of, the impact of movements in the overall stock market, the value of the Fund’s investments may decline if the particular companies in which the Fund invests do not perform well in the market.

-	Value Investing Risk

Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisors using this approach generally select stocks at prices, in their view, that are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks’ intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

-	Small Company Stock Risk

The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of the Fund’s portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.

-	Real Estate-Related Risk

The Fund may invest a substantial portion of its assets in real-estate related companies. Investing in the securities of real estate-related companies involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. Adverse economic, business or political developments

2

affecting that industry could have a major effect on the value of the Fund’s investments. Investments in mortgage-backed securities composed of subprime mortgages may be subject to a higher degree of credit risk, valuation risk and liquidity risk. In addition, investments in securities of REITs entail additional risks because REITs depend on specialized management skills, may invest in a limited number of properties and may concentrate in a particular region or property type.

-	Derivatives Risk

The Fund may suffer a loss from its use of options, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Investments in derivatives also entail exposure to the credit risk of the derivative’s counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

-	ETF Risk

ETFs are investment companies that are bought and sold on a securities exchange. When the Fund invests in an

ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses. The risk of owning an ETF generally reflects the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

-	Foreign Securities Risk

Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ in some cases significantly, from U.S. standards. Foreign securities that are denominated in a foreign currency also are subject to the risk that their values may fluctuate based upon changes in currency exchange notes.

3

PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund’s performance for each full calendar year since the Fund’s inception. The table shows how the Fund’s average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index.

The annual returns in the bar chart are for the Fund’s oldest class of shares, Class Y shares. Class A, Class B, Class C, Class K and Class R shares, net of applicable sales charges, will have annual returns similar to those of the Class Y shares because all of the classes of shares are invested in the same portfolio of securities and have the same portfolio management. Because each class of shares has different sales charges, distribution fees and/or service fees, and expenses, the performance of each class will differ. Please see the section entitled “Fees and Expenses.”

When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Munder Small-Cap Value Fund CLASS Y

TOTAL RETURN (%)

per calendar year

YTD through 9/30/07:	0.73%

Best Quarter:	22.59%	(quarter ended 9/30/97)
Worst Quarter:	(19.99)%	(quarter ended 9/30/02)

AVERAGE ANNUAL RETURNS

for periods ended December 31, 2006

	1 Year %	5 Years %	10 Years %	Since Inception %(1)
CLASS Y
Return Before Taxes	10.83	15.88	14.50	14.57
Return After Taxes on Distributions	9.86	15.25	13.46	13.52
Return After Taxes on Distributions and Sale of Fund Shares	7.41	13.69	12.38	12.45
Russell 2000 Value Index(2) (reflects no deductions for fees, expenses or taxes)	23.48	15.37	13.27	13.27

4

	1 Year %	5 Years %	10 Years %	Since Inception %(1)
CLASS A
Return Before Taxes	4.46	14.27	—	13.47
Russell 2000 Value Index(2) (reflects no deductions for fees, expenses or taxes)	23.48	15.37	—	13.27
CLASS B
Return Before Taxes	4.67	14.48	—	12.81
Russell 2000 Value Index(2) (reflects no deductions for fees, expenses or taxes)	23.48	15.37	—	13.22
CLASS C
Return Before Taxes	8.71	14.72	—	13.27
Russell 2000 Value Index(2) (reflects no deductions for fees, expenses or taxes)	23.48	15.37	—	13.27
CLASS K
Return Before Taxes	10.51	15.58	14.22	14.21
Russell 2000 Value Index(2) (reflects no deductions for fees, expenses or taxes)	23.48	15.37	13.27	13.27
CLASS R
Return Before Taxes	10.25	—	—	15.37
Russell 2000 Value Index(2) (reflects no deductions for fees, expenses or taxes)	23.48	15.37	—	19.45

(1)	The inception dates for the Class Y, Class A, Class B, Class C, Class K and Class R shares are 12/26/96, 1/10/97, 2/11/97, 1/13/97, 12/31/96 and 7/29/04, respectively. The index returns from inception for Class Y, Class A, Class B, Class C, Class K and Class R shares are from 1/1/97, 1/1/97, 2/1/97, 1/1/97, 1/1/97 and 8/1/04, respectively.
(2)	The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth rates. The Russell 2000 Index is an unmanaged index that measures the performance of the smallest 2,000 companies in the Russell 3000 Index, an index representing approximately 98% of the investable U.S. equity market.

Average annual returns reflect the imposition of the maximum front-end or contingent deferred sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class Y shares. The after-tax returns for the Class A, Class B, Class C, Class K and Class R shares will vary from those shown for the Class Y shares because, as noted above and as set forth below in the section entitled “Fees and Expenses,” each class of shares has different sales charges, distribution fees, and/or service fees and expenses.

Historical information regarding the Fund, including prior names and benchmarks, is included in the Fund’s Statement of Additional Information.

5

FEES & EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

SHAREHOLDER FEES paid directly from your investment	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class R Shares		Class Y Shares
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)	5.5%(a)	None	None	None	None		None
Maximum Contingent Deferred Sales Charge (CDSC) (as a % of the lesser of original purchase price or redemption proceeds)	None(b)	5%(c)	1%(d)	None	None		None
Maximum Sales Charge (load) imposed on reinvested dividends	None	None	None	None	None		None
Redemption Fees	2%(e)	2%(e)	2%(e)	2%(e)	2%(e)		2%(e)
Exchange Fees	None	None	None	None	None		None

ANNUAL FUND OPERATING EXPENSES paid from Fund assets (as a % of net assets)	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class R Shares		Class Y Shares
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%		0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.50%	(f)	0.00%
Non-12b-1 Service Plan Fees	0.00%	0.00%	0.00%	0.25%	0.00%		0.00%
Other Expenses	0.36%	0.36%	0.36%	0.36%	0.36%		0.36%
Acquired Fund Fees and Expenses (g)(h)	0.00%	0.00%	0.00%	0.00%	0.00%		0.00%

Total Annual Fund Operating Expenses including Acquired Fund Fees and Expenses (h)	1.36%	2.11%	2.11%	1.36%	1.61%		1.11%

(a)	The sales charge declines as the amount invested increases.
(b)	A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. If you redeem within one year of purchase Class A shares that were purchased with no initial sales charge as part of an investment of $1 million or more, a 1% CDSC may apply upon redemption.
(c)	The CDSC applies to redemptions of Class B shares within six years of purchase and declines over time.
(d)	The CDSC applies to redemptions of Class C shares within one year of purchase.
(e)	A short-term trading fee of 2% may be assessed on redemptions within 30 days of purchase. The short-term trading fee will not be assessed on accounts that are redeemed within the 30-day period because they do not meet the applicable account minimum or because the Fund is unable to verify the accountholder’s identity within a reasonable time after the account is opened.
(f)	The Fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class R shares that allows the Fund to use up to 1.00% of the average daily net assets attributable to Class R shares of the Fund to pay distribution and other fees in connection with the sale of its Class R shares. However, under the Fund’s Distribution Agreement, such fees are limited to payments at an annual rate equal to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.
(g)	Acquired Fund Fees and Expenses reflect the pro-rata portion of the fees and expenses charged by any underlying funds in which the Fund may invest, including money market funds and ETFs.
(h)	Acquired Fund Fees and Expenses are less than 0.01% of the average net assets of the Fund.

6

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A Shares	Class B Shares*		Class B Shares**		Class C Shares*	Class C Shares**	Class K Shares	Class R Shares	Class Y Shares
One Year	$681	$714		$214		$314	$214	$138	$164	$113
Three Years	$957	$961		$661		$661	$661	$431	$508	$353
Five Years	$1,254	$1,334		$1,134		$1,134	$1,134	$745	$876	$612
Ten Years	$2,095	$2,250	***	$2,250	***	$2,441	$2,441	$1,635	$1,911	$1,352

*	Assumes you sold your shares at the end of the time period.
**	Assumes you stayed in the Fund.
***	Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) of the Fund on the first business day of the month following the eighth anniversary of the issuance.

7

GLOSSARY

The Glossary explains certain terms used throughout this prospectus.

Convertible Securities are bonds or preferred stocks that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer the Fund a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

Depositary Receipts are U.S. dollar-denominated receipts representing shares of foreign-based corporations and Depositary Shares are shares issued under a deposit agreement representing shares of foreign-based corporations. American Depositary Receipts (ADRs) and American Depositary Shares (ADSs) are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out of the underlying foreign assets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are issued by European financial institutions. New York Registered Shares (NYRs), also known as Guilder Shares since most of the issuing companies are Dutch, are U.S. dollar-denominated certificates issued by foreign companies specifically for the U.S. market.

Equity Securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or may be unlisted.

Warrants are rights to purchase securities at a specified time at a specified price.

Foreign Securities include direct investments in non-U.S. dollar-denominated securities that are traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers that are traded in the U.S. Foreign securities also include indirect investments such as ADRs, ADSs, EDRs and GDRs.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers’ acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. government securities.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

8

MORE ABOUT THE FUND

The following sections provide additional information about the Fund’s principal investment strategies and risks and describe certain other applicable investment strategies and risks of the Fund. The Fund may use other techniques and invest in other securities and is subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Fund’s principal investment strategies and principal risks please read the sections entitled “Goal and Principal Investment Strategies” and “Principal Risks” beginning on page 1 of this prospectus.

FURTHER INFORMATION

REGARDING THE FUND’S

PRINCIPAL INVESTMENT

STRATEGIES AND RISKS

DERIVATIVES

Derivative instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, and forward currency exchange contracts.

-	Investment Strategy

The Fund may, but is not required to, use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another), for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. Hedging may relate to a specific investment, a group of investments, or a Fund’s portfolio as a whole. The Fund will not use derivatives for speculative purposes.

There can be no assurance that the Fund will use derivatives to hedge any particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful.

-	Special Risks

The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is

9

unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

EXCHANGE-TRADED FUNDS (ETFs)

ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear its pro rata portion of the ETF’s expenses.

-	Investment Strategy

The Fund may purchase an ETF to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.

-	Special Risks

The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FOREIGN SECURITIES

Foreign securities include direct investments in non-U.S. dollar-denominated securities that are traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers that are traded in the U.S. Foreign securities also include indirect investments such as ADRs, ADSs, EDRs and GDRs.

-	Investment Strategy

The Fund may invest up to 25% of its total assets in foreign securities.

-	Special Risks

Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

Direct investments in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

To the extent the Fund invests in foreign currency-denominated securities, fluctuations in currency exchange rates, which may be significant over short periods of time, will cause the Fund’s net asset value to fluctuate as well. A decline in the value of a foreign currency

10

\relative to the U.S. dollar will reduce the value of a foreign currency- denominated security. To the extent that the Fund is invested in foreign currency-denominated securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund’s net currency positions may expose it to risks independent of its securities positions.

OTHER INVESTMENT STRATEGIES AND RISKS

BORROWING

-	Investment Strategy

The Fund may borrow from banks in an amount up to 33 1/ 3% of the Fund’s assets, including the amount borrowed. The Fund may also issue a note evidencing a temporary loan (i.e., one that must be repaid within 60 days), as long as it does not exceed 5% of the Fund’s total assets.

-	Special Risks

Borrowings by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund’s net asset value will decline in value by proportionately more than the decline in value of the securities.

INITIAL PUBLIC OFFERINGS

The Fund may invest in initial public offerings (IPOs), although it is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund’s performance.

-	Special Risks

Investments in IPOs may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their IPOs fall and their product lines fail to achieve an adequate level of market recognition or acceptance.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, the Fund may realize additional income gains or losses.

-	Investment Strategy

The Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 33 1/3% of the value of the Fund’s total assets (including the loan collateral).

-	Special Risks

The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

SHORT-TERM TRADING

The historical portfolio turnover rates for the Fund are shown in the Financial Highlights.

-	Investment Strategy

The Fund may engage in short-term trading of portfolio securities which may increase the Fund’s turnover rates.

11

-	Special Risks

Trading costs and taxable distributions, which detract from the Fund’s performance, typically increase as the Fund’s portfolio turnover rate increases.

TEMPORARY AND DEFENSIVE INVESTING

The Fund may invest all or any portion of its assets in short-term obligations, such as U.S. government obligations, high-quality money market instruments, repurchase agreements with maturities of 13 months or less and exchange-traded funds.

-	Investment Strategy

The Fund may invest in short-term obligations, pending investment, in order to meet redemption requests or as a defensive measure in response to adverse market or economic conditions.

-	Special Risks

The Fund may not achieve its investment objective when its assets are invested in short-term obligations.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS

A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

-	Special Risks

Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

PUBLICATION OF
PORTFOLIO HOLDINGS

The Fund publishes a complete list of its portfolio holdings as of the end of each calendar month not earlier than 30 days after the end of such month on the Munder Funds website (www.munder.com) under the “All Holdings” link on the Fund’s Profile Page. The three most recent previously published month-end portfolio holdings lists can be accessed through the “Historical All Holdings” link on the Fund’s Profile Page. The Fund may also publish other information on the Fund’s Profile Page relating to its portfolio holdings (e.g., top ten holdings, sector information and other portfolio characteristic data) as of the end of the calendar month not earlier than 15 days after the end of such month. A description of the Fund’s policies and procedures with respect to the disclosure of information regarding the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

12

YOUR INVESTMENT

PURCHASING SHARES

You may purchase Class A shares of the Fund at the net asset value (NAV) next determined after your purchase order is received in proper form, plus any applicable sales charge.

You may purchase Class B, Class C, Class K, Class R or Class Y shares of the Fund at the NAV next determined after your purchase order is received in proper form.

Class B, Class K, Class R and Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding eligibility requirements.

Broker-dealers or financial intermediaries (other than the Fund’s distributor) may charge you additional fees for shares you purchase through them.

For information regarding policies and procedures associated with purchasing shares of the Fund, including minimum investment requirements, please see the Shareholder Guide.

EXCHANGING SHARES

You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs.

For information regarding policies and procedures associated with exchanging shares, please see the Shareholder Guide.

REDEEMING SHARES

You may redeem shares at the NAV next determined after your redemption request is received in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC) and/or short-term trading fee.

For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the Shareholder Guide.

SHARE CLASS SELECTION

The Fund offers Class A, Class B, Class C, Class K, Class R and Class Y shares through this prospectus. A summary comparison of the various classes appears in the table below. Please see the Shareholder Guide for more information regarding each class of shares.

Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase, the intended length of your investment and your eligibility to purchase those shares. In estimating the costs of investing in a particular class of shares, you should consider both ongoing annual expenses, including applicable Rule 12b-1 distribution and service fees and/or other service fees as described in the section entitled “Distribution and Service Fees,” and any initial sales charge or CDSC.

13

Class A Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement or education savings plan.

Initial Sales Charge	Up to 5.50% (reduced for purchases of $25,000 or more, and eliminated for purchases of $1 million or more and certain categories of investors).

Contingent Deferred Sales Charge	None (except that a 1.00% charge applies on certain redemptions made within one year of a $1 million investment for which no sales charge was paid).

Distribution and/or Service Fees	Rule 12b-1 fees of 0.25% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	None

Conversion Feature	None

Class B Shares

Purchase Availability	Available to a limited group of investors for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge	Starts at 5.00% and declines to 0% six years after purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	$50,000

Conversion Feature	Automatic conversion to Class A shares on the first business day of the month following the eighth anniversary of issuance, reducing future annual expenses.*

Class C Shares

Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge	1.00% on redemptions made within one year of purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	$1 million

Conversion Feature	None

*	Please see the Statement of Additional Information for information regarding the conversion feature for Class B shares purchased prior to June 16, 2003.

14

Class K Shares

Purchase Availability	Available only through selected financial institutions. Not available for direct investment in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Service fees of 0.25% annually.

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	None
Class R Shares
Purchase Availability	May only be purchased through employer-sponsored retirement plans or other similar programs through which group-level investments are made in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Rule 12b-1 fees of 0.50% annually.

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	None
Class Y Shares
Purchase Availability	Available only to institutional investors, investors purchasing through financial intermediaries, investors purchasing through retirement plans that meet certain conditions, and investors with specific relationships with Munder Capital Management or the Munder Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	None

Initial Purchase Minimum	$1 million (reduced or eliminated for certain categories of investors).

Purchase Maximum	None

Conversion Feature	None

15

APPLICABLE SALES CHARGES

Access to the following information is available through the Munder Funds website at www.munder.com under the “Sales Charges and Fees” link on the Fund’s Profile Page.

FRONT-END SALES CHARGE - CLASS A SHARES

You can purchase Class A shares at the offering price, which is the NAV plus an initial sales charge. Shares purchased through reinvestment of distributions are not subject to a sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are as follows:

	Sales Charge* as a Percentage of
	Offering Price %		Net Amount Invested %
Less than $25,000	5.50		5.82
$25,000 but less than $50,000	5.25		5.54
$50,000 but less than $100,000	4.50		4.71
$100,000 but less than $250,000	3.50		3.63
$250,000 but less than $500,000	2.50		2.56
$500,000 but less than $1,000,000	1.50		1.52
$1,000,000 or more	None	**	None	**

*	Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.
**	No initial sales charge applies on investments of $1 million or more; however, a CDSC of 1% is imposed on certain redemptions within one year of purchase.

SALES CHARGE WAIVERS AND REDUCTIONS - CLASS A SHARES

General

We will waive the initial sales charge on Class A shares for the following types of purchasers:

1.    investors that have an investment account with the Fund’s investment advisor;

2.    full-time employees and retired employees of the Fund’s investment advisor or its affiliates, employees of the Fund’s service providers, and immediate family members of the foregoing persons;

3.    registered broker-dealers, financial intermediaries, or their agents that have entered into selling agreements with the Fund’s distributor, if the shares are (a) purchased for their own accounts, (b) purchased for retirement plans of their employees or (c) sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;

4.    qualified employee benefit plans, employer-sponsored retirement plans and other employer-sponsored plans or accounts that meet certain criteria established by the Funds;

5.    individuals who reinvest distributions from a qualified retirement plan managed by the Fund’s investment advisor;

16

6.    individuals who reinvest the proceeds of redemptions from Class K or Class Y shares of another Munder Fund within 60 days of redemption;

7.    banks, trust companies and other financial institutions that trade for the accounts of their clients through the NSCC’s Trust Fund/SERV system;

8.    fee-based financial intermediaries or employee benefit plan consultants acting for the accounts of their clients; and

9.    qualified education savings plans established in accordance with Section 529 of the Internal Revenue Code.

You should inform the Funds or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies. The Funds or your broker or other financial intermediary may request additional information in order to verify your eligibility for the waiver.

For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions

You may qualify for reduced sales charges in the following cases:

Letter of Intent

If, over a 13-month period, you intend to purchase Class A shares of one or more Munder Funds that, in the aggregate, will total over $25,000, we will apply a sales charge to each of your purchases based on the aggregate level of investment. Sales charge reductions for Equity Funds (except the Index 500 Fund) begin when aggregate investments exceed $25,000. For the Index 500 Fund and all other Munder Funds, sales charge reductions begin when aggregate investments exceed $100,000.

To qualify, you must complete the Letter of Intent section of your Account Application or contact your broker or financial intermediary. By doing so, you indicate your non-binding intent to invest a certain amount over a 13-month period. Any sales charge on Class A shares you purchase during the 13 months will then be based on the total amount specified in your Letter of Intent. You can apply the market value of any class of shares of non-money market Munder Funds you own at the time you establish your Letter of Intent toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid on purchasing any such eligible shares). You should inform the Funds that you have a Letter of Intent each time you make an investment.

Although you are not obligated to purchase the amount specified in your Letter of Intent, if you purchase less than the amount specified, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made.

Right of Accumulation

For purposes of calculating the sales charge applicable at the time of a Class A shares purchase, an individual shareholder may combine certain holdings and purchases, as described below. You may add to the amount of the purchase the market value of any class of shares of non-money market Munder Funds (regardless of the amount of any sales charge paid on such shares) already owned by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. When calculating the sales charge, you may also combine

17

purchases of any class of shares of non-money market Munder Funds that are made by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary.

If you purchase shares directly from the Munder Funds, you should notify us to ensure you receive the proper reduction. If you purchase shares through a broker or other financial intermediary, you should consult with your broker or financial intermediary prior to making a purchase.

Additional Information

In order to obtain a sales charge reduction under a Letter of Intent or Right of Accumulation, you should inform the Funds or your broker or other financial intermediary at the time of purchase of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales charge reduction. You also may need to provide the Funds or your broker or other financial intermediary information such as account statements in order to verify your eligibility for the sales charge reduction. This may include, if applicable, information or records regarding:

-	shares of the Munder Fund(s) held in all accounts you may have with a broker or another financial intermediary; and
-	shares of the Munder Fund(s) held at any financial intermediary in accounts of family members, such as your spouse or minor children.

For further information on sales charge reductions, call (800) 438-5789.

CDSCs

You are subject to a CDSC when you redeem:

-	Class A shares purchased within one year of redemption as part of an investment of $1 million or more if a sales commission was paid at the time of investment;
-	Class B shares within six years of buying them; or
-	Class C shares within one year of buying them.

These time periods include the time you held Class A, Class B or Class C shares of another Munder Fund which you may have exchanged for Class A, Class B or Class C shares of the Small-Cap Value Fund.

The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC.

The CDSC for Class A shares and Class C shares, if applicable, is 1.00%.

The CDSC schedule for Class B shares is set forth below.

Redemption	CDSC
Within One Year of Purchase	5.00%
Within Two Years of Purchase	4.00%
Within Three Years of Purchase	3.00%
Within Four Years of Purchase	3.00%
Within Five Years of Purchase	2.00%
Within Six Years of Purchase	1.00%
More than Six Years After Purchase	0.00%

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

18

For example, assume an investor purchased 1,000 shares at $10 per share (for a total cost of $10,000). Three and one-half years later, assume the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, i.e, 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate for redemptions made within four years of purchase).

CDSC WAIVERS

We will waive any otherwise applicable CDSC payable upon redemptions of Class B or Class C shares for:

-

redemptions made within one year after the death or permanent disability (as defined by the Social Security Administration) of a named owner in the account registration; minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2; and

-

(Class B shares only) redemptions through a Systematic Withdrawal Plan (SWP) of up to 10% per year of an account’s NAV. For example, if your balance at the time a SWP is established is $12,000, you may establish a $100 monthly or $300 quarterly (or $12,000 annual for IRA or 403(b) accounts) SWP without being subject to CDSCs for the year. For more information about enrolling in a SWP, please see the Shareholder Guide.

Other waivers of the CDSC on Class B or Class C shares may apply. Please see the Fund’s Statement of Additional Information or call (800) 438-5789 for more details.

DISTRIBUTION AND SERVICE FEES

DISTRIBUTION AND SERVICE PLAN FEES

The Fund has a Distribution and Service Plan with respect to its Class A, Class B, Class C, Class K and Class R shares. The Plan permits the Fund to pay distribution and other fees for the sale of Class A, Class B, Class C and Class R shares and for services provided to shareholders of Class A, Class B, Class C, Class K and Class R shares.

Payments made under the Plan by Class A, Class B, Class C and Class R shares, but not payments under the Plan by Class K shares, are made pursuant to Rule 12b-1 under the Investment Company Act of

19

1940. Under the Plan, the Fund may pay up to 0.25% of the average daily net assets of the Fund attributable to Class A, Class B, Class C, Class K and Class R shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.75% of the average daily net assets of the Fund attributable to Class B, Class C and Class R shares to finance activities relating to the distribution of those shares. However, under the Fund’s Distribution Agreement, the distribution and service fees payable with respect to the Class R shares are limited to payments at an annual rate equal to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.

Because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A, Class B, Class C, Class K and Class R shares of the Fund, and may cost you more than paying other types of sales charges.

OTHER PAYMENTS TO THIRD PARTIES

In addition to paying fees under the Fund’s Distribution and Service Plan, the Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor, for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Fund’s advisor or distributor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non- cash compensation to intermediaries who sell shares of the Fund, including affiliates of the advisor. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service and other fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Fund’s advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

In addition, while the Fund’s distributor typically pays to intermediaries most of the front-end sales charge applicable to sales of Fund shares by such intermediaries, the Fund’s distributor may on occasion pay the entire front-end sales charge to such intermediaries. For more information regarding these arrangements, please read “Additional Compensation Paid to Intermediaries” in the Statement of Additional Information.

From time to time, the Fund’s advisor or distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

20

VALUING FUND SHARES

The Fund’s NAV is calculated each day on which the New York Stock Exchange (NYSE) is open. The NAV per share is the value of a single Fund share. The Fund calculates NAV separately for each class. NAV is calculated by:

(1)	taking the total value of the Fund’s assets allocated to a particular class of shares,
(2)	subtracting the liabilities and expenses charged to that class, and
(3)	dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the Fund will accelerate its NAV calculation and transaction deadlines to that time.

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Because foreign markets may be open at different times and on different days than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell their shares. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. (Eastern Time).

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation should a significant event occur subsequent to the close of the foreign securities exchanges.

21

The Fund may also fair value its foreign securities when a particular foreign market is closed but the Fund is open. This policy is intended to assure the Fund’s NAV appropriately reflects securities’ values at the time of pricing.

Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country specific information. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

In accordance with procedures established by the Board of Trustees to fair value the Fund’s securities, the advisor has established a pricing committee to serve as its formal oversight body for the valuation of the Fund’s securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees of the Fund at the next regularly scheduled quarterly meeting of the Board.

DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund’s net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund declares and pays dividend distributions, if any, at least annually.

The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital generally a non-taxable distribution to the extent of (and in reduction of) a shareholder’s basis in the Fund. You should treat any such distribution in excess of your basis in your shares as gain from a sale or exchange of the shares.

The Fund will generally pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application or notify the Fund by calling (800) 438-5789.

22

FEDERAL TAX CONSIDERATIONS

Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Current law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on certain corporate stock. A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. The lower tax rates on long-term capital gains and qualifying dividends are currently scheduled to expire after 2010.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES OR EXCHANGES

If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether

23

a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you may, subject to certain restrictions, recognize a taxable loss on the sale of shares of the Fund.

OTHER CONSIDERATIONS

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

Founded in 1985, Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009, is the investment advisor of the Fund. As of June 30, 2007, MCM had approximately $29.6 billion in assets under management, made up of $12.3 billion in actively managed equity securities, $5.6 billion in fixed income securities and $11.7 billion in cash management assets.

MCM provides overall investment management for the Fund, and research and credit analysis concerning the Fund’s portfolio securities and is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended June 30, 2007, the Fund paid an advisory fee at an annual rate of 0.75% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund is available in the Fund’s Annual Report dated June 30, 2007.

PORTFOLIO MANAGEMENT TEAM

A team of professionals employed by MCM jointly makes investment decisions for the Fund. The team consists of Robert E. Crosby, John P. Richardson and Julie R. Hollinshead.

Robert E. Crosby, CFA, Senior Portfolio Manager, has been a member of the Fund’s portfolio management team since June 2003. He also has been a member of the portfolio management teams for the Munder Asset Allocation Fund-Balanced, the Munder Mid-Cap Value Fund, the Munder Micro-Cap Equity Fund, the Munder Real Estate Equity Investment Fund the Munder Small-Mid Cap Fund and the Munder Small Mid-Cap 130/30 Fund, as well as separately managed accounts in MCM’s REIT, small-cap value, micro-cap and mid-cap/small-cap blend disciplines. Mr. Crosby joined the portfolio management teams for the Munder Asset Allocation Fund-Balanced, Munder Micro-Cap Equity and Munder Small-Mid Cap Funds in 2005. He has been a member of the portfolio management teams for the Munder Mid-Cap Value Fund since its inception in September 2007 and the Munder Small-Mid Cap 130/30 Fund since its inception in October 2007. Prior to joining the Small-Cap Value Fund’s portfolio management team, Mr. Crosby consulted with team members on certain types of investments, particularly REITs

24

and energy stocks. Mr. Crosby has managed or co-managed the Munder Real Estate Equity Investment Fund (a REIT fund) since 1998. He also served as co-manager of the Munder Energy Fund from late 2001 through early 2003. Prior to 1998, Mr. Crosby was primary analyst on the Munder Real Estate Equity Investment Fund and an equity analyst specializing in energy, finance and capital goods. Mr. Crosby joined MCM in 1993.

John P. Richardson, CFA, Director, Small-Cap Equity and Senior Portfolio Manager, has been a member of the Fund’s portfolio management team since 1999. He is also a member of the portfolio management teams for all mutual fund and separately managed accounts in MCM’s small-capitalization value, micro-cap and mid-cap/small-cap blend investment disciplines. Mr. Richardson has been a member of the portfolio management teams for the Munder Micro-Cap Equity Fund since 2002 and the Munder Mid-Cap Value Fund since that fund’s inception in September 2007. Before these assignments, Mr. Richardson spent a decade managing MCM’s Growth at a Reasonable Price (GARP) equity portfolios. Mr. Richardson is one of the founders of MCM, having joined the company shortly after its inception in 1985.

Julie R. Hollinshead, CFA, Senior Portfolio Manager, has been a member of the Fund’s portfolio management team since 2003. She also has been a member of the portfolio management teams for the Munder Micro-Cap Equity Fund since 2003 and the Munder Mid-Cap Value Fund since that fund’s inception in September 2007. Ms. Hollinshead also has been a member of the portfolio management teams for separately managed accounts in MCM’s small-capitalization value, mid-cap/small-cap blend and micro-cap investment disciplines since 2003. From 2001 to 2003, she was a Senior Analyst providing idea generation and research support for MCM’s small-capitalization value and micro-cap investment disciplines. From 1995 to 2001, she was an equity analyst specializing in the consumer and industrial sectors for MCM.

Additional information about the compensation of members of the portfolio management team, other accounts managed by these individuals, and their ownership of securities in the Fund is available in the Fund’s Statement of Additional Information.

25

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. Our website, www.munder.com, contains the Fund’s most recent annual and semi-annual reports. You may also obtain the annual and semi-annual reports and Statement of Additional Information without charge by calling (800) 438-5789.

SMALL-CAP VALUE FUND(a) (CLASS A)	Year Ended 6/30/07(b) Class A	Year Ended 6/30/06(b) Class A		Year Ended 6/30/05(b) Class A	Year Ended 6/30/04(b) Class A	Year Ended 6/30/03(b) Class A
Net asset value, beginning of period	$29.25	$26.52		$23.12	$16.84	$16.95

Income/(loss) from investment operations:
Net investment income	0.28	0.25		0.20	0.07	0.05
Net realized and unrealized gain/(loss) on investments	2.32	3.42		3.80	6.21	(0.04	)(c)

Total from investment operations	2.60	3.67		4.00	6.28	0.01

Less distributions:
Dividends from net investment income	(0.22)	(0.17)		(0.11)	—	—
Distributions from net realized capital gains	(0.74)	(0.77)		(0.49)	—	(0.12)

Total distributions	(0.96)	(0.94)		(0.60)	—	(0.12)

Short-term trading fees	0.00 (d)	0.00	(d)	0.00 (d)	0.00 (d)	—

Voluntary contribution from Advisor	—	0.00	(d)	—	—	—

Net asset value, end of period	$30.89	$29.25		$26.52	$23.12	$16.84

Total return (f)	9.26%	14.10	%(e)	17.67%	37.29%	0.20%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$421,762	$522,111		$406,154	$76,498	$20,593
Ratio of operating expenses to average net assets	1.36%	1.34%		1.33%	1.39%	1.65%
Ratio of net investment income to average net assets	0.98%	0.88%		0.78%	0.33%	0.36%
Portfolio turnover rate	29%	36%		26%	43%	70%
Ratio of operating expenses to average net assets without expense waivers	1.36%	1.34%		1.33%	1.39%	1.66%

(a)	The Munder Small-Cap Value Fund Class A Shares commenced operations on January 10, 1997.
(b)	Per share numbers have been calculated using the average shares method.
(c)	The per share amount shown does not correspond with the aggregate net realized and unrealized gain/(loss) on investments for the year ended June 30, 2003 due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market value of investments.
(d)	Amount is less than $0.005 per share.
(e)	The voluntary contribution from Advisor had no impact on total return.
(f)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

26

SMALL-CAP VALUE FUND(a) (CLASS B)	Year Ended 6/30/07(b) Class B	Year Ended 6/30/06(b) Class B		Year Ended 6/30/05(b) Class B	Year Ended 6/30/04(b) Class B	Year Ended 6/30/03(b) Class B
Net asset value, beginning of period	$28.09	$25.60		$22.41	$16.45	$16.68

Income/(loss) from investment operations:
Net investment income/(loss)	0.06	0.04		0.01	(0.09)	(0.05)
Net realized and unrealized gain/(loss) on investments	2.22	3.30		3.67	6.05	(0.06	)(c)

Total from investment operations	2.28	3.34		3.68	5.96	(0.11)

Less distributions:
Dividends from net investment income	(0.06)	(0.08)		—	—	—
Distributions from net realized capital gains	(0.74)	(0.77)		(0.49)	—	(0.12)

Total distributions	(0.80)	(0.85)		(0.49)	—	(0.12)

Short-term trading fees	0.00 (d)	0.00	(d)	0.00 (d)	0.00 (d)	—

Voluntary contribution from Advisor	—	0.00	(d)	—	—	—

Net asset value, end of period	$29.57	$28.09		$25.60	$22.41	$16.45

Total return (f)	8.42%	13.30	%(e)	16.76%	36.23%	0.52%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$48,545	$59,410		$70,013	$49,204	$28,525
Ratio of operating expenses to average net assets	2.11%	2.09%		2.08%	2.14%	2.40%
Ratio of net investment income/(loss) to average net assets	0.22%	0.13%		0.05%	(0.42)%	(0.39)%
Portfolio turnover rate	29%	36%		26%	43%	70%
Ratio of operating expenses to average net assets without expense waivers	2.11%	2.09%		2.08%	2.14%	2.41%

(a)	The Munder Small-Cap Value Fund Class B Shares commenced operations on February 11, 1997.
(b)	Per share numbers have been calculated using the average shares method.
(c)	The per share amount shown does not correspond with the aggregate net realized and unrealized gain/(loss) on investments for the year ended June 30, 2003 due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market value of investments.
(d)	Amount is less than $0.005 per share.
(e)	The voluntary contribution from Advisor had no impact on total return.
(f)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

27

SMALL-CAP VALUE FUND(a) (CLASS C)	Year Ended 6/30/07(b) Class C	Year Ended 6/30/06(b) Class C		Year Ended 6/30/05(b) Class C	Year Ended 6/30/04(b) Class C	Year Ended 6/30/03(b) Class C
Net asset value, beginning of period	$28.00	$25.53		$22.34	$16.40	$16.63

Income/(loss) from investment operations:
Net investment income/(loss)	0.06	0.04		0.01	(0.09)	(0.05)
Net realized and unrealized gain/(loss) on investments	2.21	3.28		3.67	6.03	(0.06	)(c)

Total from investment operations	2.27	3.32		3.68	5.94	(0.11)

Less distributions:
Dividends from net investment income	(0.06)	(0.08)		—	—	—
Distributions from net realized capital gains	(0.74)	(0.77)		(0.49)	—	(0.12)

Total distributions	(0.80)	(0.85)		(0.49)	—	(0.12)

Short-term trading fees	0.00 (d)	0.00	(d)	0.00 (d)	0.00 (d)	—

Voluntary contribution from Advisor	—	0.00	(d)	—	—	—

Net asset value, end of period	$29.47	$28.00		$25.53	$22.34	$16.40

Total return (f)	8.45%	13.26	%(e)	16.76%	36.22%	(0.52)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$165,732	$198,336		$177,709	$43,699	$11,008
Ratio of operating expenses to average net assets	2.11%	2.09%		2.08%	2.14%	2.40%
Ratio of net investment income/(loss) to average net assets	0.22%	0.13%		0.04%	(0.42)%	(0.39)%
Portfolio turnover rate	29%	36%		26%	43%	70%
Ratio of operating expenses to average net assets without expense waivers	2.11%	2.09%		2.08%	2.14%	2.41%

(a)	The Munder Small-Cap Value Fund Class C Shares commenced operations on January 13, 1997.
(b)	Per share numbers have been calculated using the average shares method.
(c)	The per share amount shown does not correspond with the aggregate net realized and unrealized gain/(loss) on investments for the year ended June 30, 2003 due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market value of investments.
(d)	Amount is less than $0.005 per share.
(e)	The voluntary contribution from Advisor had no impact on total return.
(f)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

28

SMALL-CAP VALUE FUND(a) (CLASS K)	Year Ended 6/30/07(b) Class K	Year Ended 6/30/06(b) Class K		Year Ended 6/30/05(b) Class K	Year Ended 6/30/04(b) Class K	Year Ended 6/30/03(b) Class K
Net asset value, beginning of period	$29.22	$26.49		$23.10	$16.83	$16.93

Income/(loss) from investment operations:
Net investment income	0.29	0.25		0.19	0.07	0.05
Net realized and unrealized gain/(loss) on investments	2.30	3.42		3.80	6.20	(0.03	)(c)

Total from investment operations	2.59	3.67		3.99	6.27	0.02

Less distributions:
Dividends from net investment income	(0.22)	(0.17)		(0.11)	—	—
Distributions from net realized capital gains	(0.74)	(0.77)		(0.49)	—	(0.12)

Total distributions	(0.96)	(0.94)		(0.60)	—	(0.12)

Short-term trading fees	0.00 (d)	0.00	(d)	0.00 (d)	0.00 (d)	—

Voluntary contribution from Advisor	—	0.00	(d)	—	—	—

Net asset value, end of period	$30.85	$29.22		$26.49	$23.10	$16.83

Total return (f)	9.24%	14.12	%(e)	17.64%	37.25%	0.32%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$44,558	$59,622		$58,248	$47,561	$25,547
Ratio of operating expenses to average net assets	1.36%	1.34%		1.33%	1.39%	1.65%
Ratio of net investment income to average net assets	0.98%	0.88%		0.80%	0.33%	0.36%
Portfolio turnover rate	29%	36%		26%	43%	70%
Ratio of operating expenses to average net assets without expense waivers	1.36%	1.34%		1.33%	1.39%	1.66%

(a)	The Munder Small-Cap Value Fund Class K Shares commenced operations on December 31, 1996.
(b)	Per share numbers have been calculated using the average shares method.
(c)	The per share amount shown does not correspond with the aggregate net realized and unrealized gain/(loss) on investments for the year ended June 30, 2003 due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market value of investments.
(d)	Amount is less than $0.005 per share.
(e)	The voluntary contribution from Advisor had no impact on total return.
(f)	Total return represents aggregate total return for the period indicated.

29

SMALL-CAP VALUE FUND(a) (CLASS R)	Year Ended 6/30/07(b) Class R	Year Ended 6/30/06(b) Class R		Period Ended 6/30/05(b) Class R
Net asset value, beginning of period	$29.15	$26.44		$22.52

Income from investment operations:
Net investment income	0.21	0.18		0.09
Net realized and unrealized gain on investments	2.30	3.41		4.44

Total from investment operations	2.51	3.59		4.53

Less distributions:
Dividends from net investment income	(0.15)	(0.11)		(0.12)
Distributions from net realized capital gains	(0.74)	(0.77)		(0.49)

Total distributions	(0.89)	(0.88)		(0.61)

Short-term trading fees	0.00 (c)	0.00	(c)	0.00	(c)

Voluntary contribution from Advisor	—	0.00	(c)	—

Net asset value, end of period	$30.77	$29.15		$26.44

Total return (e)	8.95%	13.83	%(d)	20.48%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,398	$8,708		$5,069
Ratio of operating expenses to average net assets	1.61%	1.60%		1.75	%(f)
Ratio of net investment income to average net assets	0.74%	0.65%		0.37	%(f)
Portfolio turnover rate	29%	36%		26%
Ratio of operating expenses to average net assets without expense waivers	1.61%	1.60%		1.75	%(f)

(a)	The Munder Small-Cap Value Fund Class R Shares commenced operations on July 29, 2004.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	The voluntary contribution from Advisor had no impact on total return.
(e)	Total return represents aggregate total return for the period indicated.
(f)	Annualized.

30

SMALL-CAP VALUE FUND(a) (CLASS Y)	Year Ended 6/30/07(b) Class Y	Year Ended 6/30/06(b) Class Y		Year Ended 6/30/05(b) Class Y	Year Ended 6/30/04(b) Class Y	Year Ended 6/30/03(b) Class Y
Net asset value, beginning of period	$29.45	$26.69		$23.27	$16.92	$16.98

Income/(loss) from investment operations:
Net investment income	0.36	0.32		0.26	0.12	0.09
Net realized and unrealized gain/(loss) on investments	2.33	3.45		3.83	6.24	(0.03	)(c)

Total from investment operations	2.69	3.77		4.09	6.36	0.06

Less distributions:
Dividends from net investment income	(0.29)	(0.24)		(0.18)	(0.01)	—
Distributions from net realized capital gains	(0.74)	(0.77)		(0.49)	—	(0.12)

Total distributions	(1.03)	(1.01)		(0.67)	(0.01)	(0.12)

Short-term trading fees	0.00 (d)	0.00	(d)	0.00 (d)	0.00 (d)	—

Voluntary contribution from Advisor	—	0.00	(d)	—	—	—

Net asset value, end of period	$31.11	$29.45		$26.69	$23.27	$16.92

Total return (f)	9.54%	14.41	%(e)	17.93%	37.62%	0.50%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$359,595	$371,799		$332,125	$190,411	$80,212
Ratio of operating expenses to average net assets	1.11%	1.09%		1.08%	1.14%	1.40%
Ratio of net investment income to average net assets	1.23%	1.13%		1.04%	0.58%	0.61%
Portfolio turnover rate	29%	36%		26%	43%	70%
Ratio of operating expenses to average net assets without expense waivers	1.11%	1.09%		1.08%	1.14%	1.41%

(a)	The Munder Small-Cap Value Fund Class Y Shares commenced operations on December 26, 1996.
(b)	Per share numbers have been calculated using the average shares method.
(c)	The per share amount shown does not correspond with the aggregate net realized and unrealized gain/(loss) on investments for the year ended June 30, 2003 due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market value of investments.
(d)	Amount is less than $0.005 per share.
(e)	The voluntary contribution from Advisor had no impact on total return.
(f)	Total return represents aggregate total return for the period indicated.

31

SHAREHOLDER GUIDE

Dated October 31, 2007

The Shareholder Guide provides information regarding the purchase, redemption and exchange of shares of the Munder Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Munder Funds Class A, B, C, I, K, R & Y shares Prospectuses dated October 31, 2007. Not all Funds offer all classes of shares.

HOW TO REACH THE FUNDS

CONTACT SHAREHOLDER SERVICES

For account inquiries or information, literature, forms, etc.:

By telephone:

1-800-438-5789

By mail:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

By overnight delivery:	The Munder Funds

101 Sabin Street Pawtucket, RI 02860

For other inquiries or complaints:

By telephone:

1-800-468-6337

By mail:

The Munder Funds

Attn: Secretary

480 Pierce St. Birmingham, MI 48009

By e-mail:	fundcontact@munder.com

PURCHASE INFORMATION

WHO MAY PURCHASE SHARES

Class A & Class C Shares

All investors are eligible to purchase Class A or Class C shares.

Class B Shares

Class B Shares of the Munder Funds are available for purchase only as follows:

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B shares of a Munder Fund in additional Class B shares of that Fund;

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase Class B shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a

S - 1

trust for which the existing registered owner is the trustee or beneficiary;
-

401(k) retirement plans (and other similar group retirement plans) that offered Class B shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B shares of that Munder Fund and may purchase additional Class B shares of that Fund in existing participant accounts;

-

401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B shares of a Munder Fund as an investment option, may open participant accounts in Class B shares of that Fund; and

-

Any client or customer of a broker, financial intermediary or other financial institution that (i) received a sales presentation within the six months prior to February 28, 2007 that included Class B shares of one or more Munder Funds as an investment option and (ii) was identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B shares of a Munder Fund may purchase Class B shares.

If all Class B shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in this Shareholder Guide, then the shareholder’s account will be closed. Such former holders of Class B shares will not be able to buy additional Class B shares or reopen a Class B shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in this Shareholder Guide.

The Munder Funds reserve the right to revise the scope of the limited offering described above or to change these policies at any time.

Class K Shares

Customers (and their immediate family members) of banks and other institutions that have entered into agreements with the Funds to provide shareholder services for Class K shareholders may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. Financial institutions (or their nominees) acting on behalf of their customers, will normally be the holders of record of Fund shares and will reflect their customers’ beneficial ownership of shares in the account statements provided by them to their customers.

The Funds may refuse any purchase orders from ineligible investors who select Class K shares.

Class R Shares

Investors may purchase Class R shares only through participation in certain programs where program-level or omnibus accounts are held on the books of the Funds, including without limitation:

-	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit

S - 2

sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans; and
-	Managed account programs sponsored by a broker-dealer, registered investment adviser or bank trust department.

The Funds may refuse any purchase orders from ineligible investors who select Class R shares.

Class Y Shares

Only the following investors may purchase Class Y shares:

-

institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; and investment companies);

-	investment advisors, broker-dealers and other financial intermediaries acting for their own accounts or for the accounts of their clients;
-	Trustees and officers of the Munder Funds and their immediate family members;
-	employees and retired employees of the Funds’ investment advisor;
-	Munder Capital Management’s investment advisory clients; and
-	immediate family members of employees of the Funds’ investment advisor.

The Funds may refuse any purchase orders from ineligible investors who select Class Y shares.

Class I Shares

Individual investors and institutional investors may purchase Class I shares.

METHODS FOR PURCHASING SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Intermediary and/or Financial Institution

Any broker, financial intermediary or other financial institution authorized by the Munder Funds or the Funds’ distributor can sell you shares of the Funds. Please note that brokers, financial intermediaries or other financial institutions may charge you fees in connection with purchases of shares. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail

For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

You must also specify the Fund and class of shares you wish to purchase on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase may be refused or you may be invested in Class A shares, if offered.

S - 3

For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for the amount of your investment to the address listed above. We reserve the right to refuse investments of less than $50 and any form of payment, including without limitation cash, temporary checks, credit cards or third-party checks.

By Wire

For new accounts, you must complete, sign and mail an Account Application to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below. To obtain an Account Application, your account number or more information, call (800) 438-5789.

Wire Instructions

Bank ABA/Routing #: 031000053

Bank Account Number: 8606905396

Bank Account Name: The Munder Funds

RFB: (Fund Name and Class)

OBI: (Your Name and Acct #)

You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer (EFT)

For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Account Application with the Banking Information section completed and you must not decline your EFT purchase privilege. Once your account has been established, you can make investments by EFT.

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or visit www.munder.com to establish an Internet login and password for online transactions.

Please note that EFT transactions usually require two days to complete.

Through the Automatic Investment Plan (AIP)

Under an AIP, you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP without notice if your bank account has insufficient funds at the time of a scheduled deduction or for any other reason on 30 days’ written notice to you.

POLICIES FOR PURCHASING SHARES

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial

S - 4

institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

-	Name;

-	Date of birth (for individuals);

-	Residential or business street address (although post office boxes are still permitted for mailing); and

-	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, we may restrict your ability to purchase additional shares of a Fund until your identity is verified. We may also close your account or take other appropriate action if we are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed (less any applicable CDSC). In addition, you will not be entitled to recoup from the Funds any sales charges paid in connection with your purchase of Fund shares. Any otherwise applicable short-term trading fee will not, however, be assessed on accounts that are closed for this reason.

Investment Minimums

(Class A, B & C Shares)

With respect to any Class A, B or C shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class A, Class B and Class C shares is $2,500 per Fund for all accounts, with the following exceptions. The minimum initial investment for all types of Individual Retirement Accounts (IRAs), Education Savings Accounts (ESAs), 403(b), Uniform Gifts to Minors Act (UGMA) and Uniform Transfer to Minors Act (UTMA) accounts is $500. Subsequent investments of less than $50 per Fund for all account types may be refused. If you use the Automatic Investment Plan (AIP), the minimum initial and subsequent investment per Fund is $50.

Investment minimums do not apply to purchases made through eligible retirement plans (or similar group accounts) or eligible wrap-fee programs (or similar programs). For this purpose, “eligible

S - 5

retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees. “Eligible wrap-fee and similar programs” are those which have been approved by an officer of the Fund.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

If you wish to invest more than $50,000, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A or Class C shares. If you wish to invest more than $1 million, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A shares.

Investment Minimums

(Class K & R Shares)

There is no minimum initial or subsequent investment for Class K or Class R shares.

Investment Minimums (Class Y Shares)

With respect to any Class Y shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class Y shares is $1 million per Fund for each Class Y shares account.

A reduced initial investment minimum of $2,500 applies to investments made by clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds.

Investment minimums do not apply to purchases made through eligible retirement plans or similar group accounts. For this purpose, “eligible retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees.

Investment minimums do not apply to clients in wrap-fee programs or other asset-based advisory fee programs, where the sponsor has entered into a written agreement with the Funds to offer Class Y shares through the applicable program.

S - 6

Investment minimums do not apply to investments made by Trustees or officers of the Munder Funds or their immediate family members, employees of Munder Capital Management or their immediate family members, retired officers or employees of Munder Capital Management, or investment advisory clients of Munder Capital Management.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

Investment Minimums (Class I Shares)

Except as provided below, the minimum initial investment for Class I shares is $2 million per Fund for each Class I shares account.

Investment minimums do not apply to accounts held through an intermediary that maintains aggregate assets on behalf of its clients in a Fund equivalent to $10 million or greater and an average account size in the Fund equivalent to $200,000 or greater.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Accounts Below Minimums

For each account that you own, if your investment in Class A, Class B or Class C shares of a Fund does not meet the applicable account minimum, or you cease AIP contributions before reaching the applicable account minimum, you may increase your balance to that level (either by a single investment or through the AIP) or that Fund account may be charged a quarterly servicing fee of $6.

Exemptions from this fee apply to accounts held through brokers, financial intermediaries and other financial institutions that hold shares in street name or omnibus positions or through registered securities clearing agents.

To the extent feasible, we may waive low account balance fees on Class A or Class B shares accounts that do not meet the applicable amount minimum as a result of the par conversion of a Class B shares account to a Class A shares account. In addition, we reserve the right, in our sole discretion, to waive the imposition of this fee.

We further reserve the right, upon 30 days’ advance written notice, to redeem your Class A, Class B or Class C shares account (and forward the redemption proceeds to you) if its value is below the applicable minimum or to redeem your Class Y shares account if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice. Any otherwise applicable contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 30 days of your purchase.

Timing of Orders

Purchase orders must be received by the Funds or an authorized agent of the Funds, such as the Funds’ distributor or transfer agent, authorized dealer or third-party

S - 7

administrator, or other authorized financial intermediary, before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day’s NAV. Purchase orders received after that time will be accepted as of the next business day and will receive the NAV for the next business day.

REDEMPTION INFORMATION

METHODS FOR REDEEMING SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone

If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Funds must receive a redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet

If you did not decline the online redemption privilege on your Account Application and you have established an internet Personal

S - 8

Identification Number (PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

As with redemptions by telephone, the Funds must receive an online redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make internet redemptions from an IRA, ESA or 403(b) account.

Through the Systematic Withdrawal Plan (SWP)

If you have an account value of $5,000 or more in a Fund, you may redeem Class A, Class B or Class C shares on a monthly or quarterly basis. For IRA or 403(b) accounts, you may make redemptions on a monthly, quarterly or annual basis. In either case, the minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds. You may change or cancel a SWP at any time upon notice to the Funds. If you pay a sales charge on the purchase of Class A shares, you should not participate in a SWP. In addition, any applicable CDSC will be charged upon redemption of Class A, Class B or Class C shares.

By Writing a Check

Free checkwriting is available to Class A and Class Y shareholders of the Taxable Income Funds (other than the International Bond Fund), Tax-Free Income Funds and Money Market Funds who complete a Checkwriting Authorization Form and return it to us. Checks that are written in amounts less than $500 may be refused. You may not close a Fund account by writing a check. We may change or terminate this program on 30 days’ advance written notice to you.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent

In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). Please call (800) 438-5789 to determine the requirements for providing other instructions.

If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these methods.

Short-Term Trading Fee

A short-term trading fee may apply to redemptions of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

S - 9

Medallion Signature Guarantee

For your protection, a medallion signature guarantee is required for the following Class A, Class B and Class C redemption requests:

-	redemption proceeds greater than $50,000;
-	redemption proceeds not being made payable to the record owner of the account;
-	redemption proceeds not being mailed to the address of record on the account;
-	redemption proceeds being mailed to address of record that has changed within the last 30 days;
-	redemption proceeds being transferred to another Munder Fund account with a different registration;
-	change in ownership or registration of the account; or
-	changes to banking information without a voided check being supplied.

We reserve the right to require a medallion signature guarantee for other types of redemption requests, including Class K, Class R or Class Y share redemptions.

When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Financial Institutions

Shares held through a financial institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties

During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.

EXCHANGE INFORMATION

METHODS FOR EXCHANGING SHARES

Shareholders may exchange Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

S - 10

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration. All exchange requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

By Telephone

If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

By Internet

If you did not decline the online exchange privilege on your Account Application and you have established an internet Personal Identification Number (PIN), you may exchange shares by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

POLICIES FOR EXCHANGING SHARES

-	You may exchange your Fund shares for shares of the same class of other Munder Funds (if offered) based on their relative NAVs.

-

If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange. When Class A shares of a Munder Fund that were issued without the imposition of a sales charge are exchanged for Class A shares of another Munder Fund, you must pay any applicable sales charge at the time of the exchange unless you otherwise qualify for a waiver of the sales charge.

-

Class A shares of a money market fund that (1) were acquired through the use of the exchange privilege and (2) can be traced back to a purchase of one or more Munder Funds for which a sales charge was paid, may be exchanged for Class A shares of a Fund at NAV.

-	Class A, Class B and Class C shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

-	You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

-	A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

S - 11

-

Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker, financial intermediary or other financial institution or by calling the Munder Funds at (800) 438-5789.

-	Brokers or financial intermediaries may charge you a fee for handling exchanges.

-	We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Short-Term Trading Fee

A short-term trading fee may apply to exchanges of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES

AND REDEMPTIONS

-

We consider purchase, exchange or redemption orders to be in “proper form” when we receive all required information, including properly completed and signed documents. We may reject any requests that are not in proper form.

-	We reserve the right to reject any purchase order, including exchanges from other Munder Funds.

-	At any time, we may change any of our purchase, redemption or exchange practices or privileges, and may suspend the sale of Fund shares.

-	We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

-	To limit the Funds’ expenses, we no longer issue share certificates.

-	We may temporarily stop redeeming shares if:

(i)	the NYSE is closed;

(ii)	trading on the NYSE is restricted;

(iii)	an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

(iv)	the SEC orders the Fund to suspend redemptions.

-

We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor’s account, neither the Funds, Munder Capital Management, the Funds’ distributor nor the Funds’ transfer agent or any of their affiliates, officers or directors will be held responsible for any losses resulting from unauthorized transactions.

-	If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the

S - 12

account. If your account has been set up by a broker, financial intermediary or other financial institution, account activity will be detailed in their statements to you. Brokers, financial intermediaries and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

-	Brokers, financial intermediaries and other financial institutions may charge their customers a processing fee in connection with the purchase or redemption of Fund shares.

-

Normally we send redemption amounts to you on the next business day (but not more than seven days) after we receive your request in proper form, except as described below in the case of shares purchased by check. Same-day processing is available only for the Money Market Funds, provided we receive notice of the trade prior to the applicable cut-off time (see below).

-

If we receive notice of your intent to process a same-day trade and your purchase order for the Cash Investment Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 2:45 p.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 2:45 p.m. (Eastern time), you will receive dividends for that day.

If we receive notice of your intent to process a same-day trade and your purchase order for the Tax-Free Money Market Fund is received in proper form before 11:30 a.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 11:30 a.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 11:30 a.m. (Eastern time), you will receive dividends for that day.

-	We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

SHAREHOLDER PRIVILEGES

Reinstatement Privilege

For 60 days after you sell Class A, Class B or Class C shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge). This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A, B or C shares that were subject to a CDSC when redeemed. The Class A shares purchased under this privilege must be held in an account registered in the same name as the account from which the shares were redeemed and the amount being reinvested must be at least the required minimum investment amount. You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial intermediary must notify the Funds at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

S - 13

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

AND SHORT-TERM TRADING FEE

Policies and Procedures

The Funds are not intended to serve as vehicles for short-term trading. By realizing profits through short-term trading, investors that engage in rapid purchases and sales or exchanges of a Fund’s shares may dilute the value of shares held by long-term investors. Volatility resulting from excessive purchases and sales or exchanges of a Fund’s shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity resulting from market timing. Excessive purchases and sales or exchanges of a Fund’s shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity, which could cause the Fund to incur increased brokerage costs and to realize taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level volatility and investment volatility that is associated with patterns of excessive short-term trading activity. Any increased costs are borne by all Fund shareholders, including long-term investors who do not cause such costs to be incurred. All of these factors may adversely affect Fund performance. Funds investing in securities that are thinly traded, trade infrequently, or are more difficult to value (such as foreign securities, high yield debt securities and small-cap securities) may attract investors seeking to profit from short-term trading strategies that attempt to exploit the special valuation issues applicable to these types of securities to a greater degree than other types of securities. With respect to the Cash Investment Fund, a money market fund that attempts to maintain a stable net asset value, short-term trading does not generally pose the same issue for that Fund as for other Munder Funds.

The Board of Trustees of the Munder Funds has adopted policies and procedures to monitor for, and to discourage and take reasonable steps to prevent or minimize, investors from engaging in frequent purchases and redemptions of shares of the Munder Funds, to the extent deemed reasonable and practicable. The Funds will seek to apply these policies and procedures as uniformly as practicable.

The Munder Funds’ policies and procedures for identifying excessive short-term trading and market timing activities take into account a number of factors, including but not limited to the dollar amount and frequency of Fund trades. For purposes of these monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Pursuant to these policies and procedures, each Fund reserves the right to refuse any purchase or exchange request that, in the view of MCM, could adversely affect any Munder Fund or its operations, including any purchase or exchange request from any individual, group or account that is likely to engage in excessive trading, or any order that may be viewed as market-timing activity. If a Fund refuses a purchase or

S - 14

exchange request from a shareholder and that shareholder deems it necessary to redeem his or her account in the Fund, any CDSC that is applicable to such redemption transaction, as described in the Fund’s prospectus, will be assessed against those redemption proceeds.

The Funds will suspend or terminate any or all exchange privileges or suspend or terminate telephone and/or internet redemption privileges on accounts identified as engaging in excessive short-term trading or market timing activity in order to limit these types of trading practices. The Funds (other than a money market fund) also reserve the right in the future to limit the number of “round trip” exchanges an investor may make into and out of any Fund in order to discourage excessive short-term trading activities.

Although the Funds use a variety of methods to detect and deter excessive trading or market timing, the Funds cannot always know or reasonably detect such trading, particularly if it is facilitated by authorized financial intermediaries or done through omnibus account arrangements. The Funds’ ability to monitor and discourage market timing and excessive trading generally requires the cooperation of financial intermediaries to effectively implement policies and procedures with respect to accounts for which the Funds do not have sufficient identifying information. This cooperation cannot necessarily be assured. To the extent the Funds are able to identify market timing or excessive trading in these accounts, the Funds will use their reasonable and best efforts to uniformly apply their policies and procedures. However, there is no guarantee that this goal will be achieved. Finally, it is important to recognize that “market timing” and “excessive trading” are not clearly defined terms under applicable law. Consequently, trading activities that may not be considered by the management of the Munder Funds to be excessive or market timing could be interpreted differently by others and vice versa.

Short-Term Trading Fee

Consistent with the Funds’ policies and procedures, we may apply a 2% short-term trading fee if you redeem or exchange shares of the Asset Allocation Fund—Balanced, the Equity Funds or the International Bond Fund within 30 days of purchase. The fee will be applied based on net assets at the time of the transaction. Any applicable short-term trading fee is paid directly to the Fund from which you redeem or exchange your shares in order to, among other things, offset the costs of buying and selling securities. The fee, which is intended to discourage short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

The Funds will seek to apply short-term trading fees as uniformly as possible. Where operational limitations restrict the ability of the Funds to impose short-term trading fees or apply certain exemptions from the fees, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of short-term trading fees will vary. To the extent feasible, the following types of transactions will be exempt from short-term trading fees: shares purchased through the automatic reinvestment of dividend and capital gain distributions; shares redeemed to pay account-related fees; shares purchased through an automatic investment program or similar periodic investment plan; transactions associated

S - 15

with the automatic rebalancing of an account; shares purchased as a result of an employer contribution to a qualified retirement plan account; shares redeemed from shareholder accounts liquidated for failure to meet the minimum investment requirement; shares redeemed from a shareholder account for which the identity of the shareholder could not be determined within reasonable time after the account was opened; shares redeemed pursuant to a systematic withdrawal plan or similar periodic withdrawal plan; shares redeemed as part of a loan or hardship withdrawal from a qualified plan; shares redeemed to repay a loan from a qualified retirement account; shares redeemed for payment of involuntary fees; shares redeemed as part of a required distribution from a qualified retirement plan or IRA; shares redeemed upon the death or disability of an owner of record of an account; and any other involuntary redemption and/or exchange transactions, including those required by law or regulation, a regulatory agency, a court order, or as a result of a liquidation of a Fund by the Board of Trustees.

Accounts exempt from the imposition of short-term trading fees are: accounts held through omnibus and plan level retirement accounts for which third-party recordkeepers do not assess redemption fees on such accounts; accounts that hold omnibus share positions for the dealer, and the underlying dealer customer accounts, for which the dealer does not assess redemption fees on such accounts; accounts for which the beneficial owner is an asset allocation fund or funds (or similar pooled investment vehicle) that rebalances no more frequently than quarterly; and wrap fee program accounts for which the program sponsor has entered into a form of fee waiver agreement with the Funds. In addition, we reserve the right to waive the short-term trading fees in certain limited circumstances where the Funds determine the transaction does not pose the risks that the Funds’ policies and procedures are designed to mitigate. Such waivers are subject to the advance written approval of two officers of the Funds and are reported to the Board of Trustees.

S - 16

ADDITIONAL INFORMATION

Information relating to purchases and sales of shares of the Fund is provided in the Shareholder Guide, which is incorporated by reference into (and is considered a part of) this prospectus.

More information about the Fund is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

The Fund’s Statement of Additional Information provides more detail about the Fund and its investment strategies, risks and restrictions. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (and is considered part of) this prospectus.

SHAREHOLDER INQUIRIES:

By e-mail:	fundcontact@munder.com

By telephone:	1-800-468-6337

By mail:	The Munder Funds
Attn: Secretary
480 Pierce Street Birmingham, MI 48009

Distributor: Funds Distributor, Inc.

SEC File Number: 811-21294

TO OBTAIN INFORMATION:

By telephone:	1-800-438-5789

By mail:	The Munder Funds

P.O. Box 9701

Providence, RI 02940-9701

By overnight delivery:	The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

By web:	www.munder.com

You may find more information about the Fund online. This website is not considered part of the prospectus.

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-0102.

PROSCV1007

Munder Small-Mid Cap Fund

PROSPECTUS

October 31, 2007

Save paper and receive this

document electronically.

Sign up for electronic delivery at

www.munderfunds.com/edelivery

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

CLASS A SHARES

(MASMX)

CLASS B SHARES

(MSMBX)

CLASS C SHARES

(MCSMX)

CLASS K SHARES

(MSMKX)

CLASS R SHARES

(MSMRX)

CLASS Y SHARES

(MSMYX)

Munder Small-Mid Cap Fund

CLASS A, B, C, K, R & Y SHARES

This prospectus describes the goal and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on the Fund’s investment strategies and risks, please read the section entitled “More About the Fund.” Certain terms used in this prospectus are defined in the Glossary. Unless this prospectus expressly provides otherwise, each goal, strategy and policy of the Fund may be changed by action of the Board of Trustees without shareholder approval.

GOAL AND PRINCIPAL

INVESTMENT STRATEGIES

Goal

The Fund’s goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal circumstances, at least 80% of its assets in the equity securities (i.e., common stocks, preferred stocks, convertible securities and rights and warrants) of small- to mid-capitalization companies. This investment strategy may not be changed without 60 days’ prior notice to shareholders. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.

Small- to mid-capitalization companies are those companies with market capitalizations within the range of companies included in the S&P 1000® Index, which is made up of the S&P SmallCap 600® Index and S&P MidCap 400® Index, or within the range of companies included in the Russell 2000 Index and Russell Midcap Index.

The Fund’s investment style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price). This blended investment process seeks to provide better performance over a complete market cycle than either a pure growth or a pure value approach.

In selecting the Fund’s investments in domestic, and to a lesser extent, foreign equity securities, the advisor looks for companies with characteristics that are consistent with the Fund’s investment style, including, among others:

-	Above-average earnings growth;
-	Attractive valuation;
-	Financial profitability; and
-	Strong management.

The Fund may write covered call options and may use exchange-traded funds (ETFs) to manage cash. The Fund may also engage in short-term trading.

1

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund’s portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

-	Stock Market Risk

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

-	Stock Selection Risk

In addition to, or in spite of, the impact of movements in the overall stock market, the value of the Fund’s investments may decline if the particular companies in which the Fund invests do not perform well in the market.

-	Smaller Company Stock Risk

The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small companies’ stocks typically are traded in a lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

-	Derivatives Risk

The Fund may suffer a loss from its use of options, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Investments in derivatives also entails exposure to the credit risk of the derivative’s counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

-	ETF Risk

ETFs are investment companies that are bought and sold on a securities exchange. When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses. The risk of owning an ETF generally reflects the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

-	Foreign Securities Risk

Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign

2

securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ in some cases significantly, from U.S. standards. Foreign securities that are denominated in a foreign currency also are subject to the risk that their values may fluctuate based upon changes in currency exchange rates.

-	Short-Term Trading Risk

Short-term trading may result in increased portfolio turnover. A high portfolio turnover rate (100% or more) could produce trading costs and taxable distributions, which would detract from the Fund’s performance.

3

PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund’s performance for each full calendar year since the Fund’s inception. The table shows how the Fund’s average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index.

The annual returns in the bar chart are for Class Y shares. Class A, Class B, Class C, Class K and Class R shares, net of applicable sales charges, will have annual returns similar to those of the Class Y shares because all of the classes of shares are invested in the same portfolio of securities and have the same portfolio management. Because each class of shares has different sales charges, distribution fees and/or service fees, and expenses, the performance of each class will differ. Please see the section entitled “Fees and Expenses.”

When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Munder Small-Mid Cap Fund CLASS Y

TOTAL RETURN (%)

per calendar year

YTD through 9/30/07:	17.41%

Best Quarter:	12.65%	(quarter ended 3/31/06)
Worst Quarter:	(5.18)%	(quarter ended 6/30/06)

AVERAGE ANNUAL RETURNS

for the period ended December 31, 2006

	1 Year %	Since Inception %(1)
CLASS Y
Return Before Taxes	10.60	8.91
Return After Taxes on Distributions	10.60	8.91
Return After Taxes on Distributions and Sale of Fund Shares	6.89	7.60
S&P 1000 Index(2) (reflects no deductions for fees, expenses or taxes)	11.89	13.12

4

	1 Year %	Since Inception %(1)
CLASS A
Return Before Taxes	4.32	4.72
S&P 1000 Index(2) (reflects no deductions for fees, expenses or taxes)	11.89	13.12
CLASS B
Return Before Taxes	4.48	5.25
S&P 1000 Index(2) (reflects no deductions for fees, expenses or taxes)	11.89	13.12
CLASS C
Return Before Taxes	8.58	7.25
S&P 1000 Index(2) (reflects no deductions for fees, expenses or taxes)	11.89	13.12
CLASS K
Return Before Taxes	10.43	8.66
S&P 1000 Index(2) (reflects no deductions for fees, expenses or taxes)	11.89	13.12
CLASS R
Return Before Taxes	10.15	8.40
S&P 1000 Index(2) (reflects no deductions for fees, expenses or taxes)	11.89	13.12

(1)	The inception date of the Fund is 7/1/05. The index returns from inception are from 7/1/05.
(2)

The S&P 1000® Index combines the S&P MidCap 400® Index and the S&P SmallCap 600® Index. The S&P MidCap 400® Index is a capitalization-weighted index that measures the performance of the mid-cap sector of the U.S. stock market. The S&P SmallCap 600® Index is a capitalization-weighted index that measures the performance of the small-cap sector of the U.S. stock market.

Average annual returns reflect the imposition of the maximum front-end or contingent deferred sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class Y shares. The after-tax returns for the Class A, Class B, Class C, Class K and Class R shares will vary from those shown for the Class Y shares because, as noted above and as set forth below in the section entitled “Fees and Expenses,” each class of shares has different sales charges, distribution fees, and/or service fees and expenses.

Historical information regarding the Fund, including prior names and benchmarks, is included in the Fund’s Statement of Additional Information.

5

FEES & EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

SHAREHOLDER FEES paid directly from your investment	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class R Shares		Class Y Shares
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)	5.5%(a)	None	None	None	None		None
Maximum Contingent Deferred Sales Charge (CDSC) (as a % of the lesser of original purchase price or redemption proceeds)	None(b)	5%(c)	1%(d)	None	None		None
Maximum Sales Charge (load) imposed on reinvested dividends	None	None	None	None	None		None
Redemption Fees	2%(e)	2%(e)	2%(e)	2%(e)	2%(e)		2%(e)
Exchange Fees	None	None	None	None	None		None

ANNUAL FUND OPERATING EXPENSES paid from Fund assets (as a % of net assets)	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class R Shares		Class Y Shares
Management Fees (g)	0.75%	0.75%	0.75%	0.75%	0.75%		0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.50%	(f)	0.00%
Non-12b-1 Service Plan Fees	0.00%	0.00%	0.00%	0.25%	0.00%		0.00%
Other Expenses (g)	1.58%	1.56%	1.57%	1.56%	1.44%		1.52%
Acquired Fund Fees and Expenses (h)	0.10%	0.10%	0.10%	0.10%	0.10%		0.10%

Total Annual Fund Operating Expenses Before Waivers (g)	2.68%	3.41%	3.42%	2.66%	2.79%		2.37%
Fee Waiver and/or Expense Reimbursement (g)	(1.13)%	(1.11)%	(1.12)%	(1.11)%	(0.99)%		(1.07)%

Total Net Annual Fund Operating Expenses Including Acquired Fund Fees and Expenses (g)(i)	1.55%	2.30%	2.30%	1.55%	1.80%		1.30%

(a)	The sales charge declines as the amount invested increases.
(b)	A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. If you redeem within one year of purchase Class A shares that were purchased with no initial sales charge as part of an investment of $1 million or more, a 1% CDSC may apply upon redemption.
(c)	The CDSC applies to redemptions of Class B shares within six years of purchase and declines over time.
(d)	The CDSC applies to redemptions of Class C shares within one year of purchase.
(e)	A short-term trading fee of 2% may be assessed on redemptions within 30 days of purchase. The short-term trading fee will not be assessed on accounts that are redeemed within the 30-day period because they do not meet the applicable account minimum or because the Fund is unable to verify an accountholder’s identity within a reasonable time after the account is opened.
(f)

The Fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class R shares that allows the Fund to use up to 1.00% of the average daily net assets attributable to its Class R shares of the Fund to pay distribution and other fees in connection with the sale of its Class R shares. However, under the Fund’s Distribution Agreement, such fees are limited to

6

payments at an annual rate equal to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.
(g)	Pursuant to an Expense Limitation Agreement, MCM has agreed contractually to waive or limit fees or to assume other expenses of the Fund so that, on an annualized basis, the Total Net Annual Operating Expenses (other than taxes, interest, litigation, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and Acquired Fund Fees and Expenses (as interpreted by the U.S. Securities and Exchange Commission from time to time)) do not exceed 1.45% of Class A shares, 2.20% of Class B shares, 2.20% of Class C shares, 1.45% of Class K shares, 1.70% of Class R shares or 1.20% of Class Y shares through at least October 31, 2008. There is no guarantee that the Expense Limitation Agreement (or the Fee Waiver and/or Expense Reimbursement by MCM) will continue after that date or will continue at the currently specified level. In addition, the Fund and MCM have entered into a Fee Waiver and Expense Payment Reimbursement Agreement pursuant to which the Fund (at a later date) may reimburse MCM for the fees it waived or limited and other expenses assumed and paid by MCM pursuant to the Expense Limitation Agreement during any of the prior three fiscal years provided that, among other things, reimbursement to be made to MCM does not cause Total Net Annual Operating Expenses (excluding Acquired Fund Fees and Expenses) of the Fund to exceed the limits stated above and the Board of Trustees has approved in advance such reimbursement payment to MCM.
(h)	Acquired Fund Fees and Expenses reflect the pro-rata portion of the fees and expenses charged by any underlying funds in which the Fund may invest, including money market funds and ETFs.
(i)	Excluding Acquired Fund Fees and Expenses, Total Net Annual Operating Expenses of the Fund’s Class A, Class B, Class C, Class K, Class R, and Class Y shares are 1.45%, 2.20%, 2.20%, 1.45%, 1.70%, and 1.20%, respectively.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A Shares	Class B Shares*		Class B Shares**		Class C Shares*	Class C Shares**	Class K Shares	Class R Shares	Class Y Shares
1 Year	$699	$733		$233		$333	$233	$158	$183	$132
3 Years	$1,235	$1,245		$945		$947	$947	$721	$772	$637
5 Years	$1,797	$1,879		$1,679		$1,683	$1,683	$1,311	$1,386	$1,168
10 Years	$3,318	$3,454	***	$3,454	***	$3,628	$3,628	$2,911	$3,047	$2,624

*	Assumes you sold your shares at the end of the time period.
**	Assumes you stayed in the Fund.
***	Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) of the Fund on the first business day of the month following the eighth anniversary of the issuance.

7

GLOSSARY

The Glossary explains certain terms used throughout this prospectus.

Convertible Securities are bonds or preferred stocks that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer the Fund a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

Depositary Receipts are U.S. dollar-denominated receipts representing shares of foreign-based corporations and Depositary Shares are shares issued under a deposit agreement representing shares of foreign-based corporations. American Depositary Receipts (ADRs) and American Depositary Shares (ADSs) are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out of the underlying foreign assets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are issued by European financial institutions. New York Registered Shares (NYRs), also known as Guilder Shares since most of the issuing companies are Dutch, are U.S. dollar-denominated certificates issued by foreign companies specifically for the U.S. market.

Equity Securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or may be unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Foreign Securities include direct investments in non-U.S. dollar-denominated securities that are traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers that are traded in the U.S. Foreign securities also include indirect investments such as ADRs, ADSs, EDRs and GDRs.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers’ acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. government securities.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

8

MORE ABOUT THE FUND

The following sections provide additional information about the Fund’s principal investment strategies and risks and describe certain other applicable investment strategies and risks of the Fund. The Fund may use other techniques and invest in other securities and is subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Fund’s principal investment strategies and principal risks please read the sections entitled “Goal and Principal Investment Strategies” and “Principal Risks” beginning on page 1 of this prospectus.

FURTHER INFORMATION

REGARDING THE FUND’S

PRINCIPAL INVESTMENT

STRATEGIES AND RISKS

DERIVATIVES

Derivative instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, and forward currency exchange contracts.

-	Investment Strategy

The Fund may, but is not required to, use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another), for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. Hedging may relate to a specific investment, a group of investments, or a Fund’s portfolio as a whole. The Fund will not use derivatives for speculative purposes.

There can be no assurance that the Fund will use derivatives to hedge any particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful.

-	Special Risks

The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss

9

substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

FOREIGN SECURITIES

Foreign securities include direct investments in non-U.S. dollar-denominated securities that are traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers that are traded in the U.S. Foreign securities also include indirect investments such as ADRs, ADSs, EDRs and GDRs.

-	Investment Strategy

The Fund may invest up to 25% of its total assets in foreign securities.

-	Special Risks

Foreign securities involve special risks and costs. Direct investments in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

To the extent the Fund invests in foreign currency-denominated securities, fluctuations in currency exchange rates, which may be significant over short periods of time, will cause the Fund’s net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that the Fund is invested in foreign currency-denominated securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund’s net currency positions may expose it to risks independent of its securities positions.

10

OTHER INVESTMENT

STRATEGIES AND RISKS

BORROWING

-	Investment Strategy

The Fund may borrow from banks in an amount up to 33 1/ 3% of the Fund’s assets, including the amount borrowed. The Fund may also issue a note evidencing a temporary loan (i.e., one that must be repaid within 60 days), as long as it does not exceed 5% of the Fund’s total assets.

-	Special Risks

Borrowings by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund’s net asset value (“NAV”) will decline in value by proportionately more than the decline in value of the securities.

INITIAL PUBLIC OFFERINGS

The Fund may invest in initial public offerings (IPOs), although it is uncertain whether such IPO’s will be available for investment by the Fund or what impact, if any, they will have on the Fund’s performance.

-	Special Risks

Investments in IPOs may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their IPOs fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, the Fund may realize additional income gains or losses.

-	Investment Strategy

The Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 33 1/3% of the value of the Fund’s total assets (including the loan collateral).

-	Special Risks

The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

TEMPORARY AND DEFENSIVE INVESTING

The Fund may invest all or any portion of its assets in short-term obligations, such as U.S. government obligations, high-quality money market instruments, repurchase agreements with maturities of 13 months or less and exchange-traded funds.

-	Investment Strategy

The Fund may invest in short-term obligations, pending investment, in order to meet redemption requests or as a defensive measure in response to adverse market or economic conditions.

-	Special Risks

The Fund may not achieve its investment goal when its assets are invested in short-term obligations.

11

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS

A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

-	Special Risks

Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

PUBLICATION OF PORTFOLIO HOLDINGS

The Fund publishes a complete list of its portfolio holdings as of the end of each calendar month not earlier than 30 days after the end of such month on the Munder Funds website (www.munder.com) under the “All Holdings” link on the Fund’s Profile Page. The three most recent previously published month-end portfolio holdings lists can be accessed through the “Historical All Holdings” link on the Fund’s Profile Page. The Fund may also publish other information on the Fund’s Profile Page relating to its portfolio holdings (e.g., top ten holdings, sector information and other portfolio characteristic data) as of the end of the calendar month not earlier than 15 days after the end of such month. A description of the Fund’s policies and procedures with respect to the disclosure of information regarding the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

YOUR INVESTMENT

PURCHASING SHARES

You may purchase Class A shares of the Fund at the net asset value (NAV) next determined after your purchase order is received in proper form, plus any applicable sales charge.

You may purchase Class B, Class C, Class K, Class R or Class Y shares of the Fund at the NAV next determined after your purchase order is received in proper form.

Class B, Class K, Class R and Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding eligibility requirements.

Broker-dealers or financial intermediaries (other than the Fund’s distributor) may charge you additional fees for shares you purchase through them.

12

For information regarding policies and procedures associated with purchasing shares of the Fund, including minimum investment requirements, please see the Shareholder Guide.

EXCHANGING SHARES

You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs.

For information regarding policies and procedures associated with exchanging shares, please see the Shareholder Guide.

REDEEMING SHARES

You may redeem shares at the NAV next determined after your redemption request is received in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC) and/or short-term trading fee.

For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the Shareholder Guide.

SHARE CLASS SELECTION

The Fund offers Class A, Class B, Class C, Class K, Class R and Class Y shares through this prospectus. A summary comparison of the various classes appears in the table below. Please see the Shareholder Guide for more information regarding each class of shares.

Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase, the intended length of your investment and your eligibility to purchase those shares. In estimating the costs of investing in a particular class of shares, you should consider both ongoing annual expenses, including applicable Rule 12b-1 distribution and service fees and/or other service fees as described in the section entitled “Distribution and Service Fees,” and any initial sales charge or CDSC.

Class A Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement or education savings plan.

Initial Sales Charge	Up to 5.50% (reduced for purchases of $25,000 or more, and eliminated for purchases of $1 million or more and certain categories of investors).

Contingent Deferred Sales Charge	None (except that a 1.00% charge applies on certain redemptions made within one year of a $1 million investment for which no sales charge was paid).

Distribution and/or Service Fees	Rule 12b-1 fees of 0.25% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	None

Conversion Feature	None

13

Class B Shares
Purchase Availability	Available to a limited group of investors for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge	Starts at 5.00% and declines to 0% six years after purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	$50,000

Conversion Feature	Automatic conversion to Class A shares on the first business day of the month following the eighth anniversary of issuance, reducing future annual expenses.*
Class C Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge	1.00% on redemptions made within one year of purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	$1 million

Conversion Feature	None
Class K Shares
Purchase Availability	Available only through selected financial institutions. Not available for direct investment in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Service fees of 0.25% annually.

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	None

*	Please see the Statement of Additional Information for information regarding the conversion feature for Class B shares purchased prior to June 16, 2003.

14

Class R Shares
Purchase Availability	May only be purchased through employer-sponsored retirement plans or other similar programs through which group-level investments are made in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Rule 12b-1 fees of 0.50% annually.

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	None
Class Y Shares
Purchase Availability	Available only to institutional investors, investors purchasing through financial intermediaries, investors purchasing through retirement plans that meet certain conditions, and investors with specific relationships with Munder Capital Management or the Munder Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	None

Initial Purchase Minimum	$1 million (reduced or eliminated for certain categories of investors).

Purchase Maximum	None

Conversion Feature	None

15

APPLICABLE SALES CHARGES

Access to the following information is available through the Munder Funds website at www.munder.com under the “Sales Charges and Fees” link on the Fund’s Profile Page.

FRONT-END SALES CHARGE - CLASS A SHARES

You can purchase Class A shares at the offering price, which is the NAV plus an initial sales charge. Shares purchased through reinvestment of distributions are not subject to a sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are as follows:

	Sales Charge* as a Percentage of
	Offering Price %	Net Amount Invested %
Less than $25,000	5.50	5.82
$25,000 but less than $50,000	5.25	5.54
$50,000 but less than $100,000	4.50	4.71
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.50	2.56
$500,000 but less than $1,000,000	1.50	1.52
$1,000,000 or more	None**	None	**

*	Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentage.
**	No initial sales charge applies on investments of $1 million or more; however, a CDSC of 1% is imposed on certain redemptions within one year of purchase.

SALES CHARGE WAIVERS AND REDUCTIONS - CLASS A SHARES

General

We will waive the initial sales charge on Class A shares for the following types of purchasers:

1.    investors that have an investment account with the Fund’s investment advisor;

2.    full-time employees and retired employees of the Fund’s investment advisor or its affiliates, employees of the Fund’s service providers, and immediate family members of the foregoing persons;

3.    registered broker-dealers, financial intermediaries, or their agents that have entered into selling agreements with the Fund’s distributor, if the shares are (a) purchased for their own accounts, (b) purchased for retirement plans of their employees or (c) sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;

4.    qualified employee benefit plans, employer-sponsored retirement plans and other employer-sponsored plans or accounts that meet certain criteria established by the Funds;

5.    individuals who reinvest distributions from a qualified retirement plan managed by the Fund’s investment advisor;

6.    individuals who reinvest the proceeds of redemptions from Class K or Class Y shares of another Munder Fund within 60 days of redemption;

16

7.    banks, trust companies and other financial institutions that trade for the accounts of their clients through the NSCC’s Trust Fund/SERV system;

8.    fee-based financial intermediaries or employee benefit plan consultants acting for the accounts of their clients; and

9.    qualified education savings plans established in accordance with Section 529 of the Internal Revenue Code.

You should inform the Funds or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies. The Funds or your broker or other financial intermediary may request additional information in order to verify your eligibility for the waiver.

For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions

You may qualify for reduced sales charges in the following cases:

Letter of Intent

If, over a 13-month period, you intend to purchase Class A shares of one or more Munder Funds that, in the aggregate, will total over $25,000, we will apply a sales charge to each of your purchases based on the aggregate level of investment. Sales charge reductions for Equity Funds (except the Index 500 Fund) begin when aggregate investments exceed $25,000. For the Index 500 Fund and all other Munder Funds, sales charge reductions begin when aggregate investments exceed $100,000.

To qualify, you must complete the Letter of Intent section of your Account Application or contact your broker or financial intermediary. By doing so, you indicate your non-binding intent to invest a certain amount over a 13-month period. Any sales charge on Class A shares you purchase during the 13 months will then be based on the total amount specified in your Letter of Intent. You can apply the market value of any class of shares of non-money market Munder Funds you own at the time you establish your Letter of Intent toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid on purchasing any such eligible shares). You should inform the Funds that you have a Letter of Intent each time you make an investment.

Although you are not obligated to purchase the amount specified in your Letter of Intent, if you purchase less than the amount specified, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made.

Right of Accumulation

For purposes of calculating the sales charge applicable at the time of a Class A shares purchase an individual shareholder may combine certain holdings and purchases, as described below. You may add to the amount of your purchase the market value of any class of shares of non-money market Munder Funds (regardless of the amount of any sales charge paid on such shares) already owned by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. When calculating the sales charge, you may also combine purchases of any class of shares of non-money market Munder Funds that are made by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary.

17

If you purchase shares directly from the Munder Funds, you should notify us to ensure you receive the proper reduction. If you purchase shares through a broker or other financial intermediary, you should consult with your broker or financial intermediary prior to making a purchase.

Additional Information

In order to obtain a sales charge reduction under a Letter of Intent or Right of Accumulation, you should inform the Funds or your broker or other financial intermediary at the time of purchase of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales charge reduction. You also may need to provide the Funds or your broker or other financial intermediary information such as account statements in order to verify your eligibility for the sales charge reduction. This may include, if applicable, information or records regarding:

-	shares of the Munder Fund(s) held in all accounts you may have with a broker or another financial intermediary; and
-	shares of the Munder Fund(s) held at any financial intermediary in accounts of family members, such as your spouse or minor children.

For further information on sales charge reductions, call (800) 438-5789.

CDSCs

You are subject to a CDSC when you redeem:

-	Class A shares purchased within one year of redemption as part of an investment of $1 million or more if a sales commission was paid at the time of investment;
-	Class B shares within six years of buying them; or
-	Class C shares within one year of buying them.

These time periods include the time you held Class A, Class B or Class C shares of another Munder Fund which you may have exchanged for Class A, Class B or Class C shares of the Small-Mid Cap Fund.

The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC.

The CDSC for Class A shares and Class C shares, if applicable, is 1.00%.

The CDSC schedule for Class B shares is set forth below.

Redemption	CDSC
Within One Year of Purchase	5.00%
Within Two Years of Purchase	4.00%
Within Three Years of Purchase	3.00%
Within Four Years of Purchase	3.00%
Within Five Years of Purchase	2.00%
Within Six Years of Purchase	1.00%
More than Six Years After Purchase	0.00%

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 per share (for a total cost of $10,000). Three and one-half years later, assume the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, i.e., 500 shares x $12

18

per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate for redemptions made within four years of purchase).

CDSC WAIVERS

We will waive any otherwise applicable CDSC payable upon redemptions of Class B or Class C shares for:

-	redemptions made within one year after the death or permanent disability (as defined by the Social Security Administration) of a named owner in the account registration;
-	minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2; and
-

(Class B shares only) redemptions through a Systematic Withdrawal Plan (SWP) of up to 10% per year of an account’s NAV. For example, if your balance at the time a SWP is established is $12,000, you may establish a $100 monthly or $300 quarterly (or $1,200 annual for IRA or 403(b) accounts) SWP without being subject to a CDSC for the year. For more information about enrolling in a SWP, please see the Shareholder Guide.

Other waivers of the CDSC on Class B or Class C shares may apply. Please see the Fund’s Statement of Additional Information or call (800) 438-5789 for more details.

DISTRIBUTION AND SERVICE FEES

DISTRIBUTION AND SERVICE PLAN FEES

The Fund has a Distribution and Service Plan with respect to its Class A, Class B, Class C, Class K and Class R shares. The Plan permits the Fund to pay distribution and other fees for the sale of Class A, Class B, Class C and Class R shares and for services provided to shareholders of Class A, Class B, Class C, Class K and Class R shares.

Payments made under the Plan by Class A, Class B, Class C and Class R shares, but not payments made under the Plan by Class K shares, are made pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Fund may pay up to 0.25% of the average daily net assets of the Fund attributable to Class A, Class B, Class C, Class K and Class R shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.75% of the average daily net assets of the Fund attributable to Class B, Class C and Class R shares to finance activities relating to the distribution of those shares. However, under the Fund’s Distribution Agreement, the distribution and service fees payable with respect to the Class R shares are limited to payments at an

19

annual rate equal to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.

Because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A, Class B, Class C, Class K and Class R shares of the Fund, and may cost you more than paying other types of sales charges.

OTHER PAYMENTS TO THIRD PARTIES

In addition to paying fees under the Fund’s Distribution and Service Plan, the Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor, for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Fund’s advisor or distributor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund, including affiliates of the advisor. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service and other fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Fund’s advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

In addition, while the Fund’s distributor typically pays to intermediaries most of the front-end sales charge applicable to sales of Fund shares by such intermediaries, the Fund’s distributor may on occasion pay the entire front-end sales charge to such intermediaries. For more information regarding these arrangements, please read “Additional Compensation Paid to Intermediaries” in the Statement of Additional Information.

From time to time, the Fund’s advisor or distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

VALUING FUND SHARES

The Fund’s NAV is calculated each day on which the New York Stock Exchange (NYSE) is open. The NAV per share is the value of a single Fund share. The Fund calculates NAV separately for each class. NAV is calculated by:

(1)	taking the total value of the Fund’s assets allocated to a particular class of shares,

20

(2)	subtracting the liabilities and expenses charged to that class, and
(3)	dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the Fund will accelerate its NAV calculation and transaction deadlines to that time.

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Because foreign markets may be open at different times and on different days than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell their shares. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. (Eastern Time).

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation should a significant event occur subsequent to the close of the foreign securities exchanges. The Fund may also fair value its foreign securities when a particular foreign market is closed but the Fund is open. This policy is intended to assure the Fund’s NAV appropriately reflects securities’ values at the time of pricing.

Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country specific information. Fair value represents a good

21

faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

In accordance with procedures established by the Board of Trustees to fair value the Fund’s securities, the advisor has established a pricing committee to serve as its formal oversight body for the valuation of the Fund’s securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees of the Fund at the next regularly scheduled quarterly meeting of the Board.

DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund’s net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund declares and pays dividend distributions, if any, at least annually.

The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of it’s earnings and profits. You should treat such a distribution as a return of capital, generally a non-taxable distribution to the extent of (and in reduction of) a shareholder’s basis in the Fund. You should treat any such distribution in excess of your basis in your shares as gain from a sale or exchange of the shares.

The Fund will generally pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application or notify the Fund by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS

Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences.

A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions.

22

Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Current law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on certain corporate stock. A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. The lower tax rates on long-term capital gains and qualifying dividends are currently scheduled to expire after 2010.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES OR EXCHANGES

If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you may, subject to certain restrictions, recognize a taxable loss on the sale of shares of the Fund.

OTHER CONSIDERATIONS

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

23

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

Founded in 1985, Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009, is the investment advisor of the Fund. As of June 30, 2007, MCM had approximately $29.6 billion in assets under management, made up of $12.3 billion in actively managed equity securities, $5.6 billion in fixed income securities and $11.7 billion in cash management assets.

MCM provides overall investment management for the Fund, and research and credit analysis concerning the Fund’s portfolio securities and is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended June 30, 2007, the Fund paid an advisory fee at an annual rate of 0.75% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund is available in the Fund’s Annual Report dated June 30, 2007.

PORTFOLIO MANAGEMENT TEAM

The Fund is co-managed by Tony Y. Dong and Robert E. Crosby. In identifying potential small-cap investments for the Fund, Mr. Crosby selects securities from a universe created by MCM’s small-cap value team. Mr. Dong selects the Fund’s mid-cap investments and makes all final investment decisions for the Fund.

Tony Y. Dong, CFA, Vice Chairman and Senior Portfolio Manager, has been a member of the portfolio management team for the Fund since its inception in 2005. Mr. Dong joined the Munder Mid-Cap Core Growth Fund as a senior portfolio manager in January 2001, and assumed the lead manager role in March 2002. He is also a member of the portfolio management team for the Munder Asset Allocation Fund-Balanced, the Munder Small-Cap Value Fund, the Munder Small-Mid Cap Fund and the Munder Small-Mid Cap 130/30 Fund, as well as for separately managed accounts in MCM’s mid-cap core growth and mid-cap/small-cap blend disciplines. Mr. Dong joined the Munder Asset Allocation Fund-Balanced team at the beginning of 2005 and has been a member of the portfolio management teams for the Munder Small-Mid Cap Fund since that fund’s inception in 2005 and the Munder Small-Mid Cap 130/30 Fund since it’s inception in October 2007. He became part of the mid-cap/small-cap blend team in November 2003. In early 2006, Mr. Dong began serving on MCM’s Executive, Operating and Product Policy Committees, and following the completion of a change in control of MCM at the end of 2006, he became Vice Chairman of MCM and a Director of Munder Capital Holdings LLC, MCM’s new parent company. Prior to 2001, Mr. Dong worked as a portfolio manager for MCM’s Growth at a Reasonable Price (GARP) investment discipline.

Robert E. Crosby, CFA, Senior Portfolio Manager, has been a member of the portfolio management team for the Fund since its inception in 2005. He also is a member of the portfolio management teams for the Munder Asset Allocation Fund-Balanced, the Munder Mid-Cap Value, the Munder Small-Cap Value, Micro-Cap Equity and Munder Small-Mid Cap 130/30 Funds, as well as separately managed accounts in MCM’s REIT, small-

24

cap value, micro-cap and mid-cap/small-cap blend disciplines. Mr. Crosby has been a member of the portfolio management teams for the Munder Mid-Cap Value Fund since its inception in September 2007, the Munder Small-Cap Value Fund since June 2003, of the Micro-Cap Equity Fund since 2005 and the Munder Small-Mid Cap 130/30 Fund since its inception in October 2007. Prior to joining the Small-Cap Value and Micro-Cap portfolio management teams, Mr. Crosby consulted with team members on certain types of investments, particularly REITs and energy stocks. Mr. Crosby has managed or co-managed the Munder Real Estate Equity Investment Fund (a REIT fund) since 1998. He also served as co-manager of the Munder Energy Fund from late 2001 through early 2003. Prior to 1998, Mr. Crosby was primary analyst on the Munder Real Estate Equity Investment Fund and an equity analyst specializing in energy, finance, and capital goods. Mr. Crosby joined MCM in 1993.

Additional information about the compensation of members of the portfolio management team, other accounts managed by these individuals, and their ownership of securities in the Fund is available in the Fund’s Statement of Additional Information.

25

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. Our website, www.munder.com, contains the Fund’s most recent annual and semi-annual reports. You may also obtain the annual and semi-annual reports and Statement of Additional Information without charge by calling (800) 438-5789.

SMALL-MID CAP FUND(a)	Year Ended 6/30/07(b) Class A	Year Ended 6/30/06(b) Class A	Year Ended 6/30/07(b) Class B	Year Ended 6/30/06(b) Class B	Year Ended 6/30/07(b) Class C	Year Ended 6/30/06(b) Class C
Net asset value, beginning of period	$10.96	$10.00	$10.88	$10.00	$10.88	$10.00

Income/(loss) from investment operations:
Net investment loss	(0.05)	(0.05)	(0.14)	(0.13)	(0.14)	(0.13)
Net realized and unrealized gain on investments	2.23	1.01	2.20	1.01	2.20	1.01

Total from investment operations	2.18	0.96	2.06	0.88	2.06	0.88

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$13.14	$10.96	$12.94	$10.88	$12.94	$10.88

Total return (d)	19.89%	9.60%	18.93%	8.80%	18.93%	8.80%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$12,390	$12,405	$1,429	$1,037	$5,959	$5,127
Ratio of operating expenses to average net assets	1.45%	1.45%	2.20%	2.20%	2.20%	2.20%
Ratio of net investment loss to average net assets	(0.47)%	(0.43)%	(1.22)%	(1.18)%	(1.22)%	(1.18)%
Portfolio turnover rate	75%	81%	75%	81%	75%	81%
Ratio of operating expenses to average net assets without expense reimbursements	2.58%	5.48%	3.31%	6.23%	3.32%	6.23%

(a)	The Fund commenced operations on July 1, 2005.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount represents less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

26

SMALL-MID CAP FUND(a)	Year Ended 6/30/07(b) Class K	Year Ended 6/30/06(b) Class K	Year Ended 6/30/07(b) Class R	Year Ended 6/30/06(b) Class R	Year Ended 6/30/07(b) Class Y	Year Ended 6/30/06(b) Class Y
Net asset value, beginning of period	$10.96	$10.00	$10.93	$10.00	$10.98	$10.00

Income/(loss) from investment operations:
Net investment loss	(0.05)	(0.05)	(0.09)	(0.07)	(0.03)	(0.02)
Net realized and unrealized gain on investments	2.22	1.01	2.22	1.00	2.24	1.00

Total from investment operations	2.17	0.96	2.13	0.93	2.21	0.98

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$13.13	$10.96	$13.06	$10.93	$13.19	$10.98

Total return (d)	19.80%	9.60%	19.49%	9.30%	20.13%	9.80%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$44	$37	$411	$57	$10,171	$3,844
Ratio of operating expenses to average net assets	1.45%	1.45%	1.70%	1.70%	1.20%	1.20%
Ratio of net investment loss to average net assets	(0.47)%	(0.43)%	(0.72)%	(0.68)%	(0.21)%	(0.18)%
Portfolio turnover rate	75%	81%	75%	81%	75%	81%
Ratio of operating expenses to average net assets without expense reimbursements	2.56%	5.48%	2.69%	5.73%	2.27%	5.23%

(a)	The Fund commenced operations on July 1, 2005.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount represents less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

27

SHAREHOLDER GUIDE

Dated October 31, 2007

The Shareholder Guide provides information regarding the purchase, redemption and exchange of shares of the Munder Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Munder Funds Class A, B, C, I, K, R & Y shares Prospectuses dated October 31, 2007. Not all Funds offer all classes of shares.

HOW TO REACH THE FUNDS

CONTACT SHAREHOLDER SERVICES

For account inquiries or information, literature, forms, etc.:

By telephone:

1-800-438-5789

By mail:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

By overnight delivery:	The Munder Funds

101 Sabin Street Pawtucket, RI 02860

For other inquiries or complaints:

By telephone:

1-800-468-6337

By mail:

The Munder Funds

Attn: Secretary

480 Pierce St. Birmingham, MI 48009

By e-mail:	fundcontact@munder.com

PURCHASE INFORMATION

WHO MAY PURCHASE SHARES

Class A & Class C Shares

All investors are eligible to purchase Class A or Class C shares.

Class B Shares

Class B Shares of the Munder Funds are available for purchase only as follows:

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B shares of a Munder Fund in additional Class B shares of that Fund;

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase Class B shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a

S - 1

trust for which the existing registered owner is the trustee or beneficiary;
-

401(k) retirement plans (and other similar group retirement plans) that offered Class B shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B shares of that Munder Fund and may purchase additional Class B shares of that Fund in existing participant accounts;

-

401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B shares of a Munder Fund as an investment option, may open participant accounts in Class B shares of that Fund; and

-

Any client or customer of a broker, financial intermediary or other financial institution that (i) received a sales presentation within the six months prior to February 28, 2007 that included Class B shares of one or more Munder Funds as an investment option and (ii) was identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B shares of a Munder Fund may purchase Class B shares.

If all Class B shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in this Shareholder Guide, then the shareholder’s account will be closed. Such former holders of Class B shares will not be able to buy additional Class B shares or reopen a Class B shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in this Shareholder Guide.

The Munder Funds reserve the right to revise the scope of the limited offering described above or to change these policies at any time.

Class K Shares

Customers (and their immediate family members) of banks and other institutions that have entered into agreements with the Funds to provide shareholder services for Class K shareholders may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. Financial institutions (or their nominees) acting on behalf of their customers, will normally be the holders of record of Fund shares and will reflect their customers’ beneficial ownership of shares in the account statements provided by them to their customers.

The Funds may refuse any purchase orders from ineligible investors who select Class K shares.

Class R Shares

Investors may purchase Class R shares only through participation in certain programs where program-level or omnibus accounts are held on the books of the Funds, including without limitation:

-	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit

S - 2

sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans; and
-	Managed account programs sponsored by a broker-dealer, registered investment adviser or bank trust department.

The Funds may refuse any purchase orders from ineligible investors who select Class R shares.

Class Y Shares

Only the following investors may purchase Class Y shares:

-

institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; and investment companies);

-	investment advisors, broker-dealers and other financial intermediaries acting for their own accounts or for the accounts of their clients;
-	Trustees and officers of the Munder Funds and their immediate family members;
-	employees and retired employees of the Funds’ investment advisor;
-	Munder Capital Management’s investment advisory clients; and
-	immediate family members of employees of the Funds’ investment advisor.

The Funds may refuse any purchase orders from ineligible investors who select Class Y shares.

Class I Shares

Individual investors and institutional investors may purchase Class I shares.

METHODS FOR PURCHASING SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Intermediary and/or Financial Institution

Any broker, financial intermediary or other financial institution authorized by the Munder Funds or the Funds’ distributor can sell you shares of the Funds. Please note that brokers, financial intermediaries or other financial institutions may charge you fees in connection with purchases of shares. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail

For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

You must also specify the Fund and class of shares you wish to purchase on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase may be refused or you may be invested in Class A shares, if offered.

S - 3

For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for the amount of your investment to the address listed above. We reserve the right to refuse investments of less than $50 and any form of payment, including without limitation cash, temporary checks, credit cards or third-party checks.

By Wire

For new accounts, you must complete, sign and mail an Account Application to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below. To obtain an Account Application, your account number or more information, call (800) 438-5789.

Wire Instructions

Bank ABA/Routing #: 031000053

Bank Account Number: 8606905396

Bank Account Name: The Munder Funds

RFB: (Fund Name and Class)

OBI: (Your Name and Acct #)

You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer (EFT)

For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Account Application with the Banking Information section completed and you must not decline your EFT purchase privilege. Once your account has been established, you can make investments by EFT.

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or visit www.munder.com to establish an Internet login and password for online transactions.

Please note that EFT transactions usually require two days to complete.

Through the Automatic Investment Plan (AIP)

Under an AIP, you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP without notice if your bank account has insufficient funds at the time of a scheduled deduction or for any other reason on 30 days’ written notice to you.

POLICIES FOR PURCHASING SHARES

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial

S - 4

institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

-	Name;

-	Date of birth (for individuals);

-	Residential or business street address (although post office boxes are still permitted for mailing); and

-	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, we may restrict your ability to purchase additional shares of a Fund until your identity is verified. We may also close your account or take other appropriate action if we are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed (less any applicable CDSC). In addition, you will not be entitled to recoup from the Funds any sales charges paid in connection with your purchase of Fund shares. Any otherwise applicable short-term trading fee will not, however, be assessed on accounts that are closed for this reason.

Investment Minimums

(Class A, B & C Shares)

With respect to any Class A, B or C shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class A, Class B and Class C shares is $2,500 per Fund for all accounts, with the following exceptions. The minimum initial investment for all types of Individual Retirement Accounts (IRAs), Education Savings Accounts (ESAs), 403(b), Uniform Gifts to Minors Act (UGMA) and Uniform Transfer to Minors Act (UTMA) accounts is $500. Subsequent investments of less than $50 per Fund for all account types may be refused. If you use the Automatic Investment Plan (AIP), the minimum initial and subsequent investment per Fund is $50.

Investment minimums do not apply to purchases made through eligible retirement plans (or similar group accounts) or eligible wrap-fee programs (or similar programs). For this purpose, “eligible

S - 5

retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees. “Eligible wrap-fee and similar programs” are those which have been approved by an officer of the Fund.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

If you wish to invest more than $50,000, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A or Class C shares. If you wish to invest more than $1 million, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A shares.

Investment Minimums

(Class K & R Shares)

There is no minimum initial or subsequent investment for Class K or Class R shares.

Investment Minimums (Class Y Shares)

With respect to any Class Y shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class Y shares is $1 million per Fund for each Class Y shares account.

A reduced initial investment minimum of $2,500 applies to investments made by clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds.

Investment minimums do not apply to purchases made through eligible retirement plans or similar group accounts. For this purpose, “eligible retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees.

Investment minimums do not apply to clients in wrap-fee programs or other asset-based advisory fee programs, where the sponsor has entered into a written agreement with the Funds to offer Class Y shares through the applicable program.

S - 6

Investment minimums do not apply to investments made by Trustees or officers of the Munder Funds or their immediate family members, employees of Munder Capital Management or their immediate family members, retired officers or employees of Munder Capital Management, or investment advisory clients of Munder Capital Management.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

Investment Minimums (Class I Shares)

Except as provided below, the minimum initial investment for Class I shares is $2 million per Fund for each Class I shares account.

Investment minimums do not apply to accounts held through an intermediary that maintains aggregate assets on behalf of its clients in a Fund equivalent to $10 million or greater and an average account size in the Fund equivalent to $200,000 or greater.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Accounts Below Minimums

For each account that you own, if your investment in Class A, Class B or Class C shares of a Fund does not meet the applicable account minimum, or you cease AIP contributions before reaching the applicable account minimum, you may increase your balance to that level (either by a single investment or through the AIP) or that Fund account may be charged a quarterly servicing fee of $6.

Exemptions from this fee apply to accounts held through brokers, financial intermediaries and other financial institutions that hold shares in street name or omnibus positions or through registered securities clearing agents.

To the extent feasible, we may waive low account balance fees on Class A or Class B shares accounts that do not meet the applicable amount minimum as a result of the par conversion of a Class B shares account to a Class A shares account. In addition, we reserve the right, in our sole discretion, to waive the imposition of this fee.

We further reserve the right, upon 30 days’ advance written notice, to redeem your Class A, Class B or Class C shares account (and forward the redemption proceeds to you) if its value is below the applicable minimum or to redeem your Class Y shares account if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice. Any otherwise applicable contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 30 days of your purchase.

Timing of Orders

Purchase orders must be received by the Funds or an authorized agent of the Funds, such as the Funds’ distributor or transfer agent, authorized dealer or third-party

S - 7

administrator, or other authorized financial intermediary, before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day’s NAV. Purchase orders received after that time will be accepted as of the next business day and will receive the NAV for the next business day.

REDEMPTION INFORMATION

METHODS FOR REDEEMING SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone

If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Funds must receive a redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet

If you did not decline the online redemption privilege on your Account Application and you have established an internet Personal

S - 8

Identification Number (PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

As with redemptions by telephone, the Funds must receive an online redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make internet redemptions from an IRA, ESA or 403(b) account.

Through the Systematic Withdrawal Plan (SWP)

If you have an account value of $5,000 or more in a Fund, you may redeem Class A, Class B or Class C shares on a monthly or quarterly basis. For IRA or 403(b) accounts, you may make redemptions on a monthly, quarterly or annual basis. In either case, the minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds. You may change or cancel a SWP at any time upon notice to the Funds. If you pay a sales charge on the purchase of Class A shares, you should not participate in a SWP. In addition, any applicable CDSC will be charged upon redemption of Class A, Class B or Class C shares.

By Writing a Check

Free checkwriting is available to Class A and Class Y shareholders of the Taxable Income Funds (other than the International Bond Fund), Tax-Free Income Funds and Money Market Funds who complete a Checkwriting Authorization Form and return it to us. Checks that are written in amounts less than $500 may be refused. You may not close a Fund account by writing a check. We may change or terminate this program on 30 days’ advance written notice to you.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent

In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). Please call (800) 438-5789 to determine the requirements for providing other instructions.

If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these methods.

Short-Term Trading Fee

A short-term trading fee may apply to redemptions of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

S - 9

Medallion Signature Guarantee

For your protection, a medallion signature guarantee is required for the following Class A, Class B and Class C redemption requests:

-	redemption proceeds greater than $50,000;
-	redemption proceeds not being made payable to the record owner of the account;
-	redemption proceeds not being mailed to the address of record on the account;
-	redemption proceeds being mailed to address of record that has changed within the last 30 days;
-	redemption proceeds being transferred to another Munder Fund account with a different registration;
-	change in ownership or registration of the account; or
-	changes to banking information without a voided check being supplied.

We reserve the right to require a medallion signature guarantee for other types of redemption requests, including Class K, Class R or Class Y share redemptions.

When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Financial Institutions

Shares held through a financial institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties

During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.

EXCHANGE INFORMATION

METHODS FOR EXCHANGING SHARES

Shareholders may exchange Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

S - 10

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration. All exchange requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

By Telephone

If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

By Internet

If you did not decline the online exchange privilege on your Account Application and you have established an internet Personal Identification Number (PIN), you may exchange shares by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

POLICIES FOR EXCHANGING SHARES

-	You may exchange your Fund shares for shares of the same class of other Munder Funds (if offered) based on their relative NAVs.

-

If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange. When Class A shares of a Munder Fund that were issued without the imposition of a sales charge are exchanged for Class A shares of another Munder Fund, you must pay any applicable sales charge at the time of the exchange unless you otherwise qualify for a waiver of the sales charge.

-

Class A shares of a money market fund that (1) were acquired through the use of the exchange privilege and (2) can be traced back to a purchase of one or more Munder Funds for which a sales charge was paid, may be exchanged for Class A shares of a Fund at NAV.

-	Class A, Class B and Class C shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

-	You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

-	A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

S - 11

-

Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker, financial intermediary or other financial institution or by calling the Munder Funds at (800) 438-5789.

-	Brokers or financial intermediaries may charge you a fee for handling exchanges.

-	We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Short-Term Trading Fee

A short-term trading fee may apply to exchanges of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES

AND REDEMPTIONS

-

We consider purchase, exchange or redemption orders to be in “proper form” when we receive all required information, including properly completed and signed documents. We may reject any requests that are not in proper form.

-	We reserve the right to reject any purchase order, including exchanges from other Munder Funds.

-	At any time, we may change any of our purchase, redemption or exchange practices or privileges, and may suspend the sale of Fund shares.

-	We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

-	To limit the Funds’ expenses, we no longer issue share certificates.

-	We may temporarily stop redeeming shares if:

(i)	the NYSE is closed;

(ii)	trading on the NYSE is restricted;

(iii)	an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

(iv)	the SEC orders the Fund to suspend redemptions.

-

We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor’s account, neither the Funds, Munder Capital Management, the Funds’ distributor nor the Funds’ transfer agent or any of their affiliates, officers or directors will be held responsible for any losses resulting from unauthorized transactions.

-	If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the

S - 12

account. If your account has been set up by a broker, financial intermediary or other financial institution, account activity will be detailed in their statements to you. Brokers, financial intermediaries and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

-	Brokers, financial intermediaries and other financial institutions may charge their customers a processing fee in connection with the purchase or redemption of Fund shares.

-

Normally we send redemption amounts to you on the next business day (but not more than seven days) after we receive your request in proper form, except as described below in the case of shares purchased by check. Same-day processing is available only for the Money Market Funds, provided we receive notice of the trade prior to the applicable cut-off time (see below).

-

If we receive notice of your intent to process a same-day trade and your purchase order for the Cash Investment Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 2:45 p.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 2:45 p.m. (Eastern time), you will receive dividends for that day.

If we receive notice of your intent to process a same-day trade and your purchase order for the Tax-Free Money Market Fund is received in proper form before 11:30 a.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 11:30 a.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 11:30 a.m. (Eastern time), you will receive dividends for that day.

-	We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

SHAREHOLDER PRIVILEGES

Reinstatement Privilege

For 60 days after you sell Class A, Class B or Class C shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge). This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A, B or C shares that were subject to a CDSC when redeemed. The Class A shares purchased under this privilege must be held in an account registered in the same name as the account from which the shares were redeemed and the amount being reinvested must be at least the required minimum investment amount. You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial intermediary must notify the Funds at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

S - 13

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

AND SHORT-TERM TRADING FEE

Policies and Procedures

The Funds are not intended to serve as vehicles for short-term trading. By realizing profits through short-term trading, investors that engage in rapid purchases and sales or exchanges of a Fund’s shares may dilute the value of shares held by long-term investors. Volatility resulting from excessive purchases and sales or exchanges of a Fund’s shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity resulting from market timing. Excessive purchases and sales or exchanges of a Fund’s shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity, which could cause the Fund to incur increased brokerage costs and to realize taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level volatility and investment volatility that is associated with patterns of excessive short-term trading activity. Any increased costs are borne by all Fund shareholders, including long-term investors who do not cause such costs to be incurred. All of these factors may adversely affect Fund performance. Funds investing in securities that are thinly traded, trade infrequently, or are more difficult to value (such as foreign securities, high yield debt securities and small-cap securities) may attract investors seeking to profit from short-term trading strategies that attempt to exploit the special valuation issues applicable to these types of securities to a greater degree than other types of securities. With respect to the Cash Investment Fund, a money market fund that attempts to maintain a stable net asset value, short-term trading does not generally pose the same issue for that Fund as for other Munder Funds.

The Board of Trustees of the Munder Funds has adopted policies and procedures to monitor for, and to discourage and take reasonable steps to prevent or minimize, investors from engaging in frequent purchases and redemptions of shares of the Munder Funds, to the extent deemed reasonable and practicable. The Funds will seek to apply these policies and procedures as uniformly as practicable.

The Munder Funds’ policies and procedures for identifying excessive short-term trading and market timing activities take into account a number of factors, including but not limited to the dollar amount and frequency of Fund trades. For purposes of these monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Pursuant to these policies and procedures, each Fund reserves the right to refuse any purchase or exchange request that, in the view of MCM, could adversely affect any Munder Fund or its operations, including any purchase or exchange request from any individual, group or account that is likely to engage in excessive trading, or any order that may be viewed as market-timing activity. If a Fund refuses a purchase or

S - 14

exchange request from a shareholder and that shareholder deems it necessary to redeem his or her account in the Fund, any CDSC that is applicable to such redemption transaction, as described in the Fund’s prospectus, will be assessed against those redemption proceeds.

The Funds will suspend or terminate any or all exchange privileges or suspend or terminate telephone and/or internet redemption privileges on accounts identified as engaging in excessive short-term trading or market timing activity in order to limit these types of trading practices. The Funds (other than a money market fund) also reserve the right in the future to limit the number of “round trip” exchanges an investor may make into and out of any Fund in order to discourage excessive short-term trading activities.

Although the Funds use a variety of methods to detect and deter excessive trading or market timing, the Funds cannot always know or reasonably detect such trading, particularly if it is facilitated by authorized financial intermediaries or done through omnibus account arrangements. The Funds’ ability to monitor and discourage market timing and excessive trading generally requires the cooperation of financial intermediaries to effectively implement policies and procedures with respect to accounts for which the Funds do not have sufficient identifying information. This cooperation cannot necessarily be assured. To the extent the Funds are able to identify market timing or excessive trading in these accounts, the Funds will use their reasonable and best efforts to uniformly apply their policies and procedures. However, there is no guarantee that this goal will be achieved. Finally, it is important to recognize that “market timing” and “excessive trading” are not clearly defined terms under applicable law. Consequently, trading activities that may not be considered by the management of the Munder Funds to be excessive or market timing could be interpreted differently by others and vice versa.

Short-Term Trading Fee

Consistent with the Funds’ policies and procedures, we may apply a 2% short-term trading fee if you redeem or exchange shares of the Asset Allocation Fund—Balanced, the Equity Funds or the International Bond Fund within 30 days of purchase. The fee will be applied based on net assets at the time of the transaction. Any applicable short-term trading fee is paid directly to the Fund from which you redeem or exchange your shares in order to, among other things, offset the costs of buying and selling securities. The fee, which is intended to discourage short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

The Funds will seek to apply short-term trading fees as uniformly as possible. Where operational limitations restrict the ability of the Funds to impose short-term trading fees or apply certain exemptions from the fees, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of short-term trading fees will vary. To the extent feasible, the following types of transactions will be exempt from short-term trading fees: shares purchased through the automatic reinvestment of dividend and capital gain distributions; shares redeemed to pay account-related fees; shares purchased through an automatic investment program or similar periodic investment plan; transactions associated

S - 15

with the automatic rebalancing of an account; shares purchased as a result of an employer contribution to a qualified retirement plan account; shares redeemed from shareholder accounts liquidated for failure to meet the minimum investment requirement; shares redeemed from a shareholder account for which the identity of the shareholder could not be determined within reasonable time after the account was opened; shares redeemed pursuant to a systematic withdrawal plan or similar periodic withdrawal plan; shares redeemed as part of a loan or hardship withdrawal from a qualified plan; shares redeemed to repay a loan from a qualified retirement account; shares redeemed for payment of involuntary fees; shares redeemed as part of a required distribution from a qualified retirement plan or IRA; shares redeemed upon the death or disability of an owner of record of an account; and any other involuntary redemption and/or exchange transactions, including those required by law or regulation, a regulatory agency, a court order, or as a result of a liquidation of a Fund by the Board of Trustees.

Accounts exempt from the imposition of short-term trading fees are: accounts held through omnibus and plan level retirement accounts for which third-party recordkeepers do not assess redemption fees on such accounts; accounts that hold omnibus share positions for the dealer, and the underlying dealer customer accounts, for which the dealer does not assess redemption fees on such accounts; accounts for which the beneficial owner is an asset allocation fund or funds (or similar pooled investment vehicle) that rebalances no more frequently than quarterly; and wrap fee program accounts for which the program sponsor has entered into a form of fee waiver agreement with the Funds. In addition, we reserve the right to waive the short-term trading fees in certain limited circumstances where the Funds determine the transaction does not pose the risks that the Funds’ policies and procedures are designed to mitigate. Such waivers are subject to the advance written approval of two officers of the Funds and are reported to the Board of Trustees.

S - 16

ADDITIONAL INFORMATION

Information relating to purchases and sales of shares of the Fund is provided in the Shareholder Guide, which is incorporated by reference into (and is considered a part of) this prospectus.

More information about the Fund is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

The Fund’s Statement of Additional Information provides more detail about the Fund and its investment strategies, risks and restrictions. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (and is considered part of) this prospectus.

SHAREHOLDER INQUIRIES:

By e-mail:	fundcontact@munder.com

By telephone:	1-800-468-6337

By mail:	The Munder Funds

Attn: Secretary

480 Pierce Street

Birmingham, MI 48009

Distributor: Funds Distributor, Inc.

SEC File Number: 811-21294

TO OBTAIN INFORMATION:

By telephone:

1-800-438-5789

By mail:

The Munder Funds

P.O. Box 9701

Providence, RI 02940-9701

By overnight delivery:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

By web:

www.munder.com

You may find more information about the Fund online. This website is not considered part of the prospectus.

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-0102.

PROSMC1007

Munder Small-Mid Cap 130/30 Fund

PROSPECTUS

October 31, 2007

Save paper and receive this

document electronically.

Sign up for electronic delivery at

www.munderfunds.com/edelivery

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

CLASS A SHARES

MAMSX

CLASS C SHARES

MCMSX

CLASS K SHARES

MKMSX

CLASS R SHARES

MRSMX

CLASS Y SHARES

MYMSX

CLASS I SHARES

MISMX

Munder Small-Mid Cap 130/30 Fund

CLASS A, C, K, R, Y & I SHARES

This prospectus describes the goal and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on the Fund’s investment strategies and risks, please read the section entitled “More About the Fund.” Certain terms used in this prospectus are defined in the Glossary. Unless this prospectus expressly provides otherwise, each goal, strategy and policy of the Fund may be changed by action of the Board of Trustees without shareholder approval.

GOAL AND PRINCIPAL

INVESTMENT STRATEGIES

Goal

The Fund’s goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal circumstances, at least 80% of its assets in equity securities (i.e., common stocks, preferred stocks, convertible securities and rights and warrants) of small- to mid-capitalization companies. For purposes of this policy, assets means net assets plus the amount of any borrowings for investment purposes. This investment strategy may not be changed without 60 days’ prior notice to shareholders.

Small- to mid-capitalization companies are those companies with market capitalizations within the range of companies included in the S&P 1000® Index, which is made up of the S&P SmallCap 600® Index and S&P MidCap 400® Index, or within the range of companies included in the Russell 2000 Index and Russell Midcap Index.

The Fund’s investment strategy focuses on taking long and short positions in small- to mid-capitalization companies. In selecting the Fund’s long positions, the advisor utilizes an investment style, which focuses on both growth prospects and valuation, known as GARP (Growth at a Reasonable Price). This blended investment process seeks to provide better performance over a complete market cycle than either a pure growth or a pure value approach.

The Fund will take long positions in domestic, and to a lesser extent, foreign equity securities, that the advisor believes have the following characteristics:

-	Above-average earnings growth;
-	Attractive valuation;
-	Financial profitability; and
-	Strong management.

The Fund will take short positions in stocks that the advisor has identified as overvalued or poised for underperformance. The Fund will then typically add long equity exposure in amounts approximately equal to the short equity exposure.

1

The Fund will generally hold long positions equal to approximately 130% of the Fund’s net assets and short positions equal to approximately 30% of the Fund’s net assets. However, the long and short positions held by the Fund may change as market conditions change.

When the Fund takes a long position, it purchases an equity security outright. When the Fund takes a short position, it sells at the current market price an equity security it does not own but has borrowed in anticipation that the market price of the equity security will decline. To complete, or close out, the short sale transaction, the Fund buys the same equity security in the market and returns it to the lender. The Fund makes money on its short positions when the market price of the borrowed equity security goes down and the Fund is able to replace it at a price that is less than price received from selling it short. Conversely, if the price of the equity security goes up after the sale, the Fund will lose money because it will have to pay a higher price to replace the borrowed equity security than the price received when it sold the equity security short.

The Fund may use exchange-traded funds (ETFs) to manage cash. The Fund may engage short-term trading to achieve its investment objective.

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund’s portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

-	Stock Market Risk

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

-	Stock Selection Risk

In addition to, or in spite of, the impact of movements in the overall stock market, the value of the Fund’s investments may decline if the particular companies in which the Fund invests do not perform well in the market.

-	Smaller Company Stock Risk

The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small companies’ stocks typically are traded in a lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

2

-	Short Sale Risk

The Fund’s investment strategy may involve more risk than other funds that do not engage in short selling. In a short sale, the Fund sells a borrowed security (typically from a broker or other institution). If the market price of a security increases after the Fund borrows the security, the Fund will suffer a loss when it replaces the borrowed security at the higher price. In addition, the Fund may not always be able to borrow the security at a particular time or at an acceptable price.

-	Leverage Risk

The Fund is subject to leverage risk from selling securities short. The use of leverage may increase the Fund’s exposure to long equity positions and make any change in the Fund’s net asset value greater than without the use of leverage. This could result in increased volatility of returns. There is no assurance that the Fund’s leveraging strategy will be successful. Further, the Fund cannot guarantee that the use of leverage will produce a higher return on an investment.

-	ETF Risk

ETFs are investment companies that are bought and sold on a securities exchange. When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses. The risk of owning an ETF generally reflects the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

-	Foreign Securities Risk

Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ in some cases significantly, from U.S. standards. Foreign securities that are denominated in a foreign currency also are subject to the risk that their values may fluctuate based upon changes in currency exchange rates.

-	Short-Term Trading Risk

Short-term trading may result in increased portfolio turnover. A high portfolio turnover rate (100% or more) could produce trading costs and taxable distributions, which would detract from the Fund’s performance.

3

PERFORMANCE

Performance history will be available for the Fund after it has been in operation for a full calendar year.

FEES & EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

SHAREHOLDER FEES paid directly from your investment	Class A Shares	Class C Shares	Class K Shares	Class R Shares		Class Y Shares	Class I Shares
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)	5.5%(a)	None	None	None		None	None
Maximum Contingent Deferred Sales Charge (CDSC) (as a % of the lesser of original purchase price or redemption proceeds)	None(b)	1%(c)	None	None		None	None
Maximum Sales Charge (load) imposed on reinvested dividends	None	None	None	None		None	None
Redemption Fees	2%(d)	2%(d)	2%(d)	2%(d)		2%(d)	2%(d)
Exchange Fees	None	None	None	None		None	None

ANNUAL FUND OPERATING EXPENSES paid from Fund assets (as a % of net assets)	Class A Shares	Class C Shares	Class K Shares	Class R Shares		Class Y Shares	Class I Shares
Management Fees	1.00%	1.00%	1.00%	1.00%		1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%	0.50%	(e)	0.00%	0.00%
Non 12b-1 Service Plan Fees	0.00%	0.00%	0.25%	0.00%		0.00%	0.00%
Other Expenses (f):
Dividends on Short Sales (g)	0.30%	0.30%	0.30%	0.30%		0.30%	0.30%
All Other Expenses	4.07%	4.07%	4.07%	4.07%		4.07%	3.81%

Total Annual Operating Expenses Before Waivers (f)	5.62%	6.37%	5.62%	5.87%		5.37%	5.11%

Fee Waiver and/or Expense Reimbursement (h)	(1.86)%	(1.86)%	(1.86)%	(1.86)%		(1.86)%	(1.86)%

Total Net Annual Operating Expenses (h)	3.76%	4.51%	3.76%	4.01%		3.51%	3.25%

(a)	The sales charge declines as the amount invested increases.
(b)	A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. If you redeem within one year of purchase Class A shares that were purchased with no initial sales charge as part of an investment of $1 million or more, a 1% CDSC may apply upon redemption.
(c)	The CDSC applies to redemptions of Class C shares within one year of purchase.
(d)	A short-term trading fee of 2% may be assessed on redemptions within 30 days of purchase. The short-term trading fee will not be assessed on accounts that are redeemed within the 30-day period because they do not meet the applicable account minimum or because the Fund is unable to verify an accountholder’s identity within a reasonable time after the account is opened.
(e)

The Fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class R shares that allows the Fund to use up to 1.00% of the average daily net assets attributable to its Class R shares of the Fund to pay distribution and other fees in connection with the sale of its Class R shares. However, under the Fund’s Distribution Agreement, such fees are limited to

4

payments at an annual rate equal to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.
(f)	Other Expenses and Total Annual Operating Expenses Before Waivers represent estimates for a full fiscal year of operations.
(g)	Dividends on short sales are dividends paid to lenders of borrowed securities. These expenses relating to dividends on short sales are estimated and will vary depending on whether the securities the Fund sells short pay dividends and on the size of such dividends.
(h)	Pursuant to an Expense Limitation Agreement, the Advisor has agreed contractually to waive fees or pay other expenses of the Fund so that, on an annualized basis, the Total Net Annual Operating Expenses (other than taxes, interest, litigation, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and Acquired Fund Fees and Expenses (as interpreted by the U.S. Securities Exchange Commission from time to time)) do not exceed 1.96% for Class A shares, 2.71% for Class C shares, 1.96% for Class K shares, 2.21% for Class R shares, 1.71% for Class Y shares and 1.45% for Class I shares through at least October 31, 2008. There is no guarantee that the Expense Limitation Agreement will continue after that date or will continue at the currently specified levels. In addition, the Fund and the Advisor have entered into a Fee Waiver and Expense Payment Reimbursement Agreement pursuant to which the Fund (at a later date) may reimburse the Advisor for the fees it waived and expenses it paid under the Expense Limitation Agreement during any of the prior three fiscal years provided that, among other things, reimbursement to the Advisor does not cause Total Net Annual Operating Expenses to exceed the limits stated above and the Board of Trustees has approved such reimbursement payment to the Advisor.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A Shares	Class C Shares*	Class C Shares**	Class K Shares	Class R Shares	Class Y Shares	Class I Shares
1 Year	$908	$552	$452	$378	$403	$354	$328
3 Years	$1,976	$1,715	$1,715	$1,509	$1,578	$1,440	$1,367

*	Assumes you sold your shares at the end of the time period.
**	Assumes you stayed in the Fund.

5

GLOSSARY

The Glossary explains certain terms used throughout this prospectus.

Convertible Securities are bonds or preferred stocks that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer the Fund a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

Depositary Receipts are U.S. dollar-denominated receipts representing shares of foreign-based corporations and Depositary Shares are shares issued under a deposit agreement representing shares of foreign-based corporations. American Depositary Receipts (ADRs) and American Depositary Shares (ADSs) are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out of the underlying foreign assets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are issued by European financial institutions. New York Registered Shares (NYRs), also known as Guilder Shares since most of the issuing companies are Dutch, are U.S. dollar-denominated certificates issued by foreign companies specifically for the U.S. market.

Equity Securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or may be unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Foreign Securities include direct investments in non-U.S. dollar-denominated securities that are traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers that are traded in the U.S. Foreign securities also include indirect investments such as ADRs, ADSs, EDRs and GDRs.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers’ acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. government securities.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

6

MORE ABOUT THE FUND

The following sections provide additional information about the Fund’s principal investment strategies and risks and describe certain other applicable investment strategies and risks of the Fund. The Fund may use other techniques and invest in other securities and is subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Fund’s principal investment strategies and principal risks please read the sections entitled “Goal and Principal Investment Strategies” and “Principal Risks” beginning on page 1 of this prospectus.

FURTHER INFORMATION

REGARDING THE FUND’S

PRINCIPAL INVESTMENT

STRATEGIES AND RISKS

FOREIGN SECURITIES

Foreign securities include direct investments in non-U.S. dollar-denominated securities that are traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers that are traded in the U.S. Foreign securities also include indirect investments such as ADRs, EDRs and GDRs.

-	Investment Strategy

The Fund may invest up to 25% of its total assets in foreign securities.

-	Special Risks

Foreign securities involve special risks and costs. Direct investments in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

To the extent the Fund invests in foreign currency-denominated securities, fluctuations in currency exchange rates, which may be significant over short periods of time, will cause the Fund’s net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that the Fund is invested in foreign currency-denominated securities while also maintaining currency positions, it may

7

be exposed to greater combined risk. The Fund’s net currency positions may expose it to risks independent of its securities positions.

SHORT SALES

Short sales allow the Fund to earn returns on securities that the Fund’s portfolio managers believe will underperform, as well as enabling the Fund to establish additional long positions. As a result, the Fund intends to maintain an approximate net long exposure to the equity market equal to 100%.

-	Investment Strategy

The Fund generally holds short positions equal to approximately 30% of the Fund’s net assets. The Fund’s short positions may exceed that amount due to changes in market conditions.

-	Special Risks

After selling a borrowed security, the Fund is obligated to “cover” the short sale by purchasing and returning the security to the lender. If a security sold short increases in price, the seller may have to cover its short position at a higher price than the short sale price, resulting in a loss. Because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss.

Short sales also involve other costs. The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow the security, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses a Fund may be required to pay in connection with a short sale.

Until the Fund replaces a borrowed security, it is required to designate on its books cash or liquid assets as collateral to cover the Fund’s short position. Securities so designated cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral held by the broker) to cover the short sale obligation. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

OTHER INVESTMENT

STRATEGIES AND RISKS

BORROWING

-	Investment Strategy

The Fund may borrow from banks in an amount up to 33 1/ 3% of the Fund’s assets, including the amount borrowed. The Fund may also issue a note evidencing a temporary loan (i.e., one that must be repaid within 60 days), as long as it does not exceed 5% of the Fund’s total assets.

-	Special Risks

Borrowings by the Fund may involve leveraging. If the securities held by the Fund decline in value while these

8

transactions are outstanding, the Fund’s net asset value (“NAV”) will decline in value by proportionately more than the decline in value of the securities.

DERIVATIVES

Derivative instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, and forward currency exchange contracts.

-	Investment Strategy

The Fund may, but is not required to, use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another), for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. The Fund will not use derivatives for speculative purposes.

There can be no assurance that the Fund will use derivatives to hedge any particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful.

-	Special Risks

The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, the Fund may realize additional income gains or losses.

-	Investment Strategy

The Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 33 1/3% of the value of the Fund’s total assets (including the loan collateral).

-	Special Risks

The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested

9

collateral has declined in value, the Fund could lose money.

TEMPORARY AND DEFENSIVE INVESTING

The Fund may invest all or any portion of its assets in short-term obligations, such as U.S. government obligations, high-quality money market instruments, repurchase agreements with maturities of 13 months or less and exchange-traded funds.

-	Investment Strategy

The Fund may invest in short-term obligations, pending investment, in order to meet redemption requests or as a defensive measure in response to adverse market or economic conditions.

-	Special Risks

The Fund may not achieve its investment goal when its assets are invested in short-term obligations.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS

A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

-	Special Risks

Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

PUBLICATION OF PORTFOLIO HOLDINGS

The Fund publishes a complete list of its portfolio holdings as of the end of each calendar month not earlier than 30 days after the end of such month on the Munder Funds website (www.munder.com) under the “All Holdings” link on the Fund’s Profile Page. The three most recent previously published month-end portfolio holdings lists can be accessed through the “Historical All Holdings” link on the Fund’s Profile Page. The Fund may also publish other information on the Fund’s Profile Page relating to its portfolio holdings (e.g., top ten holdings, sector information and other portfolio characteristic data) as of the end of the calendar month not earlier than 15 days after the end of such month. A description of the Fund’s policies and procedures with respect to the disclosure of information regarding the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

10

YOUR INVESTMENT

PURCHASING SHARES

You may purchase Class A shares of the Fund at the net asset value (NAV) next determined after your purchase order is received in proper form, plus any applicable sales charge.

You may purchase Class C, Class K, Class R, Class Y or Class I shares of the Fund at the NAV next determined after your purchase order is received in proper form.

Class K, Class R and Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding eligibility requirements.

Broker-dealers or financial intermediaries (other than the Fund’s distributor) may charge you additional fees for shares you purchase through them.

For information regarding policies and procedures associated with purchasing shares of the Fund, including minimum investment requirements, please see the Shareholder Guide.

EXCHANGING SHARES

You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs.

For information regarding policies and procedures associated with exchanging shares, please see the Shareholder Guide.

REDEEMING SHARES

You may redeem shares at the NAV next determined after your redemption request is received in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC) and/or short-term trading fee.

For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the Shareholder Guide.

11

SHARE CLASS SELECTION

The Fund offers Class A, Class C, Class K, Class R, Class Y and Class I shares through this prospectus. A summary comparison of the various classes appears in the table below. Please see the Shareholder Guide for more information regarding each class of shares.

Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase, the intended length of your investment and your eligibility to purchase those shares. In estimating the costs of investing in a particular class of shares, you should consider both ongoing annual expenses, including applicable Rule 12b-1 distribution and service fees and/or other service fees as described in the section entitled “Distribution and Service Fees,” and any initial sales charge or CDSC.

Class A Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement or education savings plan.

Initial Sales Charge	Up to 5.50% (reduced for purchases of $25,000 or more, and eliminated for purchases of $1 million or more and certain categories of investors).

Contingent Deferred Sales Charge	None (except that a 1.00% charge applies on certain redemptions made within one year of a $1 million investment for which no sales charge was paid).

Distribution and/or Service Fees	Rule 12b-1 fees of 0.25% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	None

Conversion Feature	None
Class C Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge	1.00% on redemptions made within one year of purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	$1 million

Conversion Feature	None

12

Class K Shares
Purchase Availability	Available only through selected financial institutions. Not available for direct investment in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Service fees of 0.25% annually.

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	None
Class R Shares
Purchase Availability	May only be purchased through employer-sponsored retirement plans or other similar programs through which group-level investments are made in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Rule 12b-1 fees of 0.50% annually.

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	None

Class Y Shares
Purchase Availability	Available only to institutional investors, investors purchasing through financial intermediaries, investors purchasing through retirement plans that meet certain conditions, and investors with specific relationships with Munder Capital Management or the Munder Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	None

Initial Purchase Minimum	$1 million (reduced or eliminated for certain categories of investors).

Purchase Maximum	None

Conversion Feature	None

13

Class I Shares
Purchase Availability	Available to individual or institutional investors.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	None

Initial Purchase Minimum	$2 million (reduced for certain categories of investors).

Purchase Maximum	None

Conversion Feature	None

APPLICABLE SALES CHARGES

Access to the following information is available through the Munder Funds website at www.munder.com under the “Sales Charges and Fees” link on the Fund’s Profile Page.

FRONT-END SALES CHARGE - CLASS A SHARES

You can purchase Class A shares at the offering price, which is the NAV plus an initial sales charge. Shares purchased through reinvestment of distributions are not subject to a sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are as follows:

	Sales Charge* as a Percentage of
	Offering Price %	Net Amount Invested %
Less than $25,000	5.50	5.82
$25,000 but less than $50,000	5.25	5.54
$50,000 but less than $100,000	4.50	4.71
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.50	2.56
$500,000 but less than $1,000,000	1.50	1.52
$1,000,000 or more	None**	None	**

*	Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentage.
**	No initial sales charge applies on investments of $1 million or more; however, a CDSC of 1% is imposed on certain redemptions within one year of purchase.

14

SALES CHARGE WAIVERS AND REDUCTIONS - CLASS A SHARES

General

We will waive the initial sales charge on Class A shares for the following types of purchasers:

1.    investors that have an investment account with the Fund’s investment advisor;

2.    full-time employees and retired employees of the Fund’s investment advisor or its affiliates, employees of the Fund’s service providers, and immediate family members of the foregoing persons;

3.    registered broker-dealers, financial intermediaries, or their agents that have entered into selling agreements with the Fund’s distributor, if the shares are (a) purchased for their own accounts, (b) purchased for retirement plans of their employees or (c) sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;

4.    qualified employee benefit plans, employer-sponsored retirement plans and other employer-sponsored plans or accounts that meet certain criteria established by the Funds;

5.    individuals who reinvest distributions from a qualified retirement plan managed by the Fund’s investment advisor;

6.    individuals who reinvest the proceeds of redemptions from Class K or Class Y shares of another Munder Fund within 60 days of redemption;

7.    banks, trust companies and other financial institutions that trade for the accounts of their clients through the NSCC’s Trust Fund/SERV system;

8.    fee-based financial intermediaries or employee benefit plan consultants acting for the accounts of their clients; and

9.    qualified education savings plans established in accordance with Section 529 of the Internal Revenue Code.

You should inform the Funds or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies. The Funds or your broker or other financial intermediary may request additional information in order to verify your eligibility for the waiver.

For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions

You may qualify for reduced sales charges in the following cases:

Letter of Intent

If, over a 13-month period, you intend to purchase Class A shares of one or more Munder Funds that, in the aggregate, will total over $25,000, we will apply a sales charge to each of your purchases based on the aggregate level of investment. Sales charge reductions for Equity Funds (except the Index 500 Fund) begin when aggregate investments exceed $25,000. For the Index 500 Fund and all other Munder Funds, sales charge reductions begin when aggregate investments exceed $100,000.

To qualify, you must complete the Letter of Intent section of your Account Application or contact your broker or financial intermediary. By doing so, you indicate your non-binding intent to invest a certain amount over a 13-month period. Any sales charge on Class A shares you purchase during the 13 months will then be based on the total amount specified in your Letter of Intent.

15

You can apply the market value of any class of shares of non-money market Munder Funds you own at the time you establish your Letter of Intent toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid on purchasing any such eligible shares). You should inform the Funds that you have a Letter of Intent each time you make an investment.

Although you are not obligated to purchase the amount specified in your Letter of Intent, if you purchase less than the amount specified, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made.

Right of Accumulation

For purposes of calculating the sales charge applicable at the time of a Class A shares purchase, an individual shareholder may combine certain holdings and purchases, as described below. You may add to the amount of your purchase the market value of any class of shares of non-money market Munder Funds (regardless of the amount of any sales charge paid on such shares) already owned by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. When calculating the sales charge, you may also combine purchases of any class of shares of non-money market Munder Funds that are made by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary.

If you purchase shares directly from the Munder Funds, you should notify us to ensure you receive the proper reduction. If you purchase shares through a broker or other financial intermediary, you should consult with your broker or financial intermediary prior to making a purchase.

Additional Information

In order to obtain a sales charge reduction under a Letter of Intent or Right of Accumulation, you should inform the Funds or your broker or other financial intermediary at the time of purchase of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales charge reduction. You also may need to provide the Funds or your broker or other financial intermediary information such as account statements in order to verify your eligibility for the sales charge reduction. This may include, if applicable, information or records regarding:

-	shares of the Munder Fund(s) held in all accounts you may have with a broker or another financial intermediary; and
-	shares of the Munder Fund(s) held at any financial intermediary in accounts of family members, such as your spouse or minor children.

For further information on sales charge reductions, call (800) 438-5789.

CDSCs

You are subject to a CDSC when you redeem:

-	Class A shares purchased within one year of redemption as part of an investment of $1 million or more if a sales commission was paid at the time of investment; or
-	Class C shares within one year of buying them.

16

These time periods include the time you held Class A or Class C shares of another Munder Fund which you may have exchanged for Class A or Class C shares of the Small-Mid Cap 130/30 Fund.

The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC.

The CDSC for Class A shares and Class C shares, if applicable, is 1.00%.

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

CDSC WAIVERS

We will waive any otherwise applicable CDSC payable upon redemptions of Class C shares for:

-	redemptions made within one year after the death or permanent disability (as defined by the Social Security Administration) of a named owner in the account registration;
-	minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2; and

Other waivers of the CDSC on Class C shares may apply. Please see the Fund’s Statement of Additional Information or call (800) 438-5789 for more details.

DISTRIBUTION AND SERVICE FEES

DISTRIBUTION AND SERVICE PLAN FEES

The Fund has a Distribution and Service Plan with respect to its Class A, Class C, Class K and Class R shares. The Plan permits the Fund to pay distribution and other fees for the sale of Class A, Class C and Class R shares and for services provided to shareholders of Class A, Class C, Class K and Class R shares.

Payments made under the Plan by Class A, Class C and Class R shares, but not payments made under the Plan by Class K shares, are made pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Fund may pay up to 0.25% of the average daily net assets of the Fund attributable to Class A, Class C, Class K and Class R shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.75% of the average daily net assets of the Fund attributable to Class C and Class R shares to finance activities relating to the distribution of those shares. However, under the Fund’s Distribution Agreement, the distribution and service fees payable with respect to the Class R shares are limited to payments at an annual rate equal to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.

Because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A, Class C, Class K and Class R shares of the Fund, and may cost you more than paying other types of sales charges.

17

OTHER PAYMENTS TO THIRD PARTIES

In addition to paying fees under the Fund’s Distribution and Service Plan, the Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor, for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Fund’s advisor or distributor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund, including affiliates of the advisor. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service and other fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Fund’s advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

In addition, while the Fund’s distributor typically pays to intermediaries most of the front-end sales charge applicable to sales of Fund shares by such intermediaries, the Fund’s distributor may on occasion pay the entire front-end sales charge to such intermediaries. For more information regarding these arrangements, please read “Additional Compensation Paid to Intermediaries” in the Statement of Additional Information.

From time to time, the Fund’s advisor or distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

VALUING FUND SHARES

The Fund’s NAV is calculated each day on which the New York Stock Exchange (NYSE) is open. The NAV per share is the value of a single Fund share. The Fund calculates NAV separately for each class. NAV is calculated by:

(1)	taking the total value of the Fund’s assets allocated to a particular class of shares,
(2)	subtracting the liabilities and expenses charged to that class, and
(3)	dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern Time). If the NYSE closes at any other time, or if an

18

emergency exists, the Fund will accelerate its NAV calculation and transaction deadlines to that time.

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Because foreign markets may be open at different times and on different days than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell their shares. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. (Eastern Time).

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation should a significant event occur subsequent to the close of the foreign securities exchanges. The Fund may also fair value its foreign securities when a particular foreign market is closed but the Fund is open. This policy is intended to assure the Fund’s NAV appropriately reflects securities’ values at the time of pricing.

Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country specific information. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or

19

holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

In accordance with procedures established by the Board of Trustees to fair value the Fund’s securities, the advisor has established a pricing committee to serve as its formal oversight body for the valuation of the Fund’s securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees of the Fund at the next regularly scheduled quarterly meeting of the Board.

DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund’s net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund declares and pays dividend distributions, if any, at least annually.

The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of earnings and profits. You should treat such a distribution as a return of capital, generally a non-taxable distribution to the extent of (and in reduction of) a shareholder’s basis in the Fund. You should treat any such distribution in excess of your basis in your shares as gain from a sale or exchange of the shares.

The Fund will generally pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application or notify the Fund by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS

Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences.

A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally

20

will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on certain corporate stock. A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. The rate reductions for long-term capital gains and qualified dividend income are currently scheduled to expire after 2010.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES OR EXCHANGES

If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you may, subject to certain restrictions, recognize a taxable loss on the sale of shares of the Fund.

OTHER CONSIDERATIONS

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

21

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

Founded in 1985, Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009, is the investment advisor of the Fund. As of June 30, 2007, MCM had approximately $29.6 billion in assets under management made up of $12.3 billion in actively managed equity securities, $5.6 billion in fixed income securities and $11.7 billion in cash management assets.

MCM provides overall investment management for the Fund, and research and credit analysis concerning the Fund’s portfolio securities and is responsible for all purchases and sales of portfolio securities.

The contractual advisory fee for the Fund is an annual rate of 1.00% of the first $1 billion of the Fund’s average daily net assets, and 0.95% of the Fund’s average daily net assets in excess of $1 billion.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund will be available in the Fund’s Semi-Annual Report dated December 31, 2007.

PORTFOLIO MANAGEMENT TEAM

A team of professionals employed by MCM makes investment decisions for the Fund. The team is made up of T. Scott Wittman, Tony Y. Dong and Robert E. Crosby. The Fund’s long positions are generally selected from the universe of securities held by the Munder Small-Mid Cap Fund, which is co-managed by Mr. Dong and Mr. Crosby.

T. Scott Wittman, CFA, Managing Director, Alternative and Quantitative Investments, has been a member of the Fund’s portfolio management team since its inception. Mr. Wittman is the leader of the teams responsible for managing alternative investments and the quantitative international equity investment discipline, including the Munder International Equity Fund, at MCM. Mr. Wittman joined MCM in August 2005 as Director, International Investments, and Managing Director, Alternative Investments of MCM’s subsidiary, Pierce Street Advisors LLC. In August 2007, Mr. Wittman became Managing Director, Alternative and Quantitative Investments of MCM. Before joining the firm, Mr. Wittman had been a self-employed Financial Consultant since 2001, during which period he provided strategic analysis and planning, conducted operational effectiveness studies, enhanced risk management, and investment modeling, for various investment managers.

Tony Y. Dong, CFA, Vice Chairman and Senior Portfolio Manager, has been a member of the portfolio management team for the Fund since its inception. He is also a member of the portfolio management teams for the Munder Asset Allocation Fund-Balanced, the Munder Small-Mid Cap Fund and the Munder Mid-Cap Core Growth Fund, as well as for separately managed accounts in MCM’s mid-cap core growth and mid-cap/small-cap blend disciplines. Mr. Dong joined the mid-cap core growth team as a senior portfolio manager in January 2001, and has been in the lead manager role since March 2002. He has been a member of the mid-cap/small-cap blend team since November 2003. He joined the Munder Asset Allocation Fund-Balanced team in 2005. In early 2006, Mr. Dong began serving on MCM’s Executive, Operating and Product Policy Committees, and following the

22

completion of a change in control of MCM at the end of 2006, he became Vice Chairman of MCM and a Director of Munder Capital Holdings LLC, MCM’s new parent company. Prior to 2001, Mr. Dong worked as a senior portfolio manager for MCM’s Growth at a Reasonable Price (GARP) investment discipline.

Robert E. Crosby, CFA, Senior Portfolio Manager, has been a member of the portfolio management team for the Fund since its inception. He is also a member of the portfolio management teams for the Munder Asset Allocation Fund-Balanced, Munder Mid-Cap Value Fund, Munder Small-Cap Value Fund, Munder Small-Mid Cap Fund and Munder Micro-Cap Equity Fund, as well as separately managed accounts in MCM’s REIT, small-cap value, micro-cap and mid-cap/small-cap blend disciplines. Mr. Crosby became part of the Munder Small-Cap Value Fund team in June 2003, the Micro-Cap Equity Fund team in 2005, the Munder Asset Allocation Fund-Balanced team in 2005 and the Munder Mid-Cap Value Fund team in 2007. Prior to joining the Small-Cap Value and Micro-Cap portfolio management teams, Mr. Crosby consulted with team members on certain types of investments, particularly REITs and energy stocks. Mr. Crosby has managed or co-managed the Munder Real Estate Equity Investment Fund (a REIT fund) since 1998. He also served as co-manager of the Munder Energy Fund from late 2001 through early 2003. Mr. Crosby joined MCM in 1993.

Additional information about the compensation of members of the portfolio management team, other accounts managed by these individuals, and their ownership of securities in the Fund is available in the Fund’s Statement of Additional Information.

23

FINANCIAL HIGHLIGHTS

The Fund was not open for investment prior to the date of this prospectus. As a result there are no financial highlights for the Fund. Our website, www.munder.com will contain the Fund’s most recent Semi-Annual and Annual Reports when they become available. You may also obtain the Semi-Annual and Annual Reports when available and the Statement of Additional Information without charge by calling (800) 438-5789.

24

SHAREHOLDER GUIDE

Dated October 31, 2007

The Shareholder Guide provides information regarding the purchase, redemption and exchange of shares of the Munder Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Munder Funds Class A, B, C, I, K, R & Y shares Prospectuses dated October 31, 2007. Not all Funds offer all classes of shares.

HOW TO REACH THE FUNDS

CONTACT SHAREHOLDER SERVICES

For account inquiries or information, literature, forms, etc.:

By telephone:

1-800-438-5789

By mail:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

By overnight delivery:	The Munder Funds

101 Sabin Street Pawtucket, RI 02860

For other inquiries or complaints:

By telephone:

1-800-468-6337

By mail:

The Munder Funds

Attn: Secretary

480 Pierce St. Birmingham, MI 48009

By e-mail:	fundcontact@munder.com

PURCHASE INFORMATION

WHO MAY PURCHASE SHARES

Class A & Class C Shares

All investors are eligible to purchase Class A or Class C shares.

Class B Shares

Class B Shares of the Munder Funds are available for purchase only as follows:

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B shares of a Munder Fund in additional Class B shares of that Fund;

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase Class B shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a

S - 1

trust for which the existing registered owner is the trustee or beneficiary;
-

401(k) retirement plans (and other similar group retirement plans) that offered Class B shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B shares of that Munder Fund and may purchase additional Class B shares of that Fund in existing participant accounts;

-

401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B shares of a Munder Fund as an investment option, may open participant accounts in Class B shares of that Fund; and

-

Any client or customer of a broker, financial intermediary or other financial institution that (i) received a sales presentation within the six months prior to February 28, 2007 that included Class B shares of one or more Munder Funds as an investment option and (ii) was identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B shares of a Munder Fund may purchase Class B shares.

If all Class B shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in this Shareholder Guide, then the shareholder’s account will be closed. Such former holders of Class B shares will not be able to buy additional Class B shares or reopen a Class B shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in this Shareholder Guide.

The Munder Funds reserve the right to revise the scope of the limited offering described above or to change these policies at any time.

Class K Shares

Customers (and their immediate family members) of banks and other institutions that have entered into agreements with the Funds to provide shareholder services for Class K shareholders may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. Financial institutions (or their nominees) acting on behalf of their customers, will normally be the holders of record of Fund shares and will reflect their customers’ beneficial ownership of shares in the account statements provided by them to their customers.

The Funds may refuse any purchase orders from ineligible investors who select Class K shares.

Class R Shares

Investors may purchase Class R shares only through participation in certain programs where program-level or omnibus accounts are held on the books of the Funds, including without limitation:

-	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit

S - 2

sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans; and
-	Managed account programs sponsored by a broker-dealer, registered investment adviser or bank trust department.

The Funds may refuse any purchase orders from ineligible investors who select Class R shares.

Class Y Shares

Only the following investors may purchase Class Y shares:

-

institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; and investment companies);

-	investment advisors, broker-dealers and other financial intermediaries acting for their own accounts or for the accounts of their clients;
-	Trustees and officers of the Munder Funds and their immediate family members;
-	employees and retired employees of the Funds’ investment advisor;
-	Munder Capital Management’s investment advisory clients; and
-	immediate family members of employees of the Funds’ investment advisor.

The Funds may refuse any purchase orders from ineligible investors who select Class Y shares.

Class I Shares

Individual investors and institutional investors may purchase Class I shares.

METHODS FOR PURCHASING SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Intermediary and/or Financial Institution

Any broker, financial intermediary or other financial institution authorized by the Munder Funds or the Funds’ distributor can sell you shares of the Funds. Please note that brokers, financial intermediaries or other financial institutions may charge you fees in connection with purchases of shares. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail

For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

You must also specify the Fund and class of shares you wish to purchase on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase may be refused or you may be invested in Class A shares, if offered.

S - 3

For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for the amount of your investment to the address listed above. We reserve the right to refuse investments of less than $50 and any form of payment, including without limitation cash, temporary checks, credit cards or third-party checks.

By Wire

For new accounts, you must complete, sign and mail an Account Application to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below. To obtain an Account Application, your account number or more information, call (800) 438-5789.

Wire Instructions

Bank ABA/Routing #: 031000053

Bank Account Number: 8606905396

Bank Account Name: The Munder Funds

RFB: (Fund Name and Class)

OBI: (Your Name and Acct #)

You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer (EFT)

For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Account Application with the Banking Information section completed and you must not decline your EFT purchase privilege. Once your account has been established, you can make investments by EFT.

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or visit www.munder.com to establish an Internet login and password for online transactions.

Please note that EFT transactions usually require two days to complete.

Through the Automatic Investment Plan (AIP)

Under an AIP, you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP without notice if your bank account has insufficient funds at the time of a scheduled deduction or for any other reason on 30 days’ written notice to you.

POLICIES FOR PURCHASING SHARES

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial

S - 4

institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

-	Name;

-	Date of birth (for individuals);

-	Residential or business street address (although post office boxes are still permitted for mailing); and

-	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, we may restrict your ability to purchase additional shares of a Fund until your identity is verified. We may also close your account or take other appropriate action if we are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed (less any applicable CDSC). In addition, you will not be entitled to recoup from the Funds any sales charges paid in connection with your purchase of Fund shares. Any otherwise applicable short-term trading fee will not, however, be assessed on accounts that are closed for this reason.

Investment Minimums

(Class A, B & C Shares)

With respect to any Class A, B or C shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class A, Class B and Class C shares is $2,500 per Fund for all accounts, with the following exceptions. The minimum initial investment for all types of Individual Retirement Accounts (IRAs), Education Savings Accounts (ESAs), 403(b), Uniform Gifts to Minors Act (UGMA) and Uniform Transfer to Minors Act (UTMA) accounts is $500. Subsequent investments of less than $50 per Fund for all account types may be refused. If you use the Automatic Investment Plan (AIP), the minimum initial and subsequent investment per Fund is $50.

Investment minimums do not apply to purchases made through eligible retirement plans (or similar group accounts) or eligible wrap-fee programs (or similar programs). For this purpose, “eligible

S - 5

retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees. “Eligible wrap-fee and similar programs” are those which have been approved by an officer of the Fund.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

If you wish to invest more than $50,000, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A or Class C shares. If you wish to invest more than $1 million, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A shares.

Investment Minimums

(Class K & R Shares)

There is no minimum initial or subsequent investment for Class K or Class R shares.

Investment Minimums (Class Y Shares)

With respect to any Class Y shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class Y shares is $1 million per Fund for each Class Y shares account.

A reduced initial investment minimum of $2,500 applies to investments made by clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds.

Investment minimums do not apply to purchases made through eligible retirement plans or similar group accounts. For this purpose, “eligible retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees.

Investment minimums do not apply to clients in wrap-fee programs or other asset-based advisory fee programs, where the sponsor has entered into a written agreement with the Funds to offer Class Y shares through the applicable program.

S - 6

Investment minimums do not apply to investments made by Trustees or officers of the Munder Funds or their immediate family members, employees of Munder Capital Management or their immediate family members, retired officers or employees of Munder Capital Management, or investment advisory clients of Munder Capital Management.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

Investment Minimums (Class I Shares)

Except as provided below, the minimum initial investment for Class I shares is $2 million per Fund for each Class I shares account.

Investment minimums do not apply to accounts held through an intermediary that maintains aggregate assets on behalf of its clients in a Fund equivalent to $10 million or greater and an average account size in the Fund equivalent to $200,000 or greater.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Accounts Below Minimums

For each account that you own, if your investment in Class A, Class B or Class C shares of a Fund does not meet the applicable account minimum, or you cease AIP contributions before reaching the applicable account minimum, you may increase your balance to that level (either by a single investment or through the AIP) or that Fund account may be charged a quarterly servicing fee of $6.

Exemptions from this fee apply to accounts held through brokers, financial intermediaries and other financial institutions that hold shares in street name or omnibus positions or through registered securities clearing agents.

To the extent feasible, we may waive low account balance fees on Class A or Class B shares accounts that do not meet the applicable amount minimum as a result of the par conversion of a Class B shares account to a Class A shares account. In addition, we reserve the right, in our sole discretion, to waive the imposition of this fee.

We further reserve the right, upon 30 days’ advance written notice, to redeem your Class A, Class B or Class C shares account (and forward the redemption proceeds to you) if its value is below the applicable minimum or to redeem your Class Y shares account if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice. Any otherwise applicable contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 30 days of your purchase.

Timing of Orders

Purchase orders must be received by the Funds or an authorized agent of the Funds, such as the Funds’ distributor or transfer agent, authorized dealer or third-party

S - 7

administrator, or other authorized financial intermediary, before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day’s NAV. Purchase orders received after that time will be accepted as of the next business day and will receive the NAV for the next business day.

REDEMPTION INFORMATION

METHODS FOR REDEEMING SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone

If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Funds must receive a redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet

If you did not decline the online redemption privilege on your Account Application and you have established an internet Personal

S - 8

Identification Number (PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

As with redemptions by telephone, the Funds must receive an online redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make internet redemptions from an IRA, ESA or 403(b) account.

Through the Systematic Withdrawal Plan (SWP)

If you have an account value of $5,000 or more in a Fund, you may redeem Class A, Class B or Class C shares on a monthly or quarterly basis. For IRA or 403(b) accounts, you may make redemptions on a monthly, quarterly or annual basis. In either case, the minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds. You may change or cancel a SWP at any time upon notice to the Funds. If you pay a sales charge on the purchase of Class A shares, you should not participate in a SWP. In addition, any applicable CDSC will be charged upon redemption of Class A, Class B or Class C shares.

By Writing a Check

Free checkwriting is available to Class A and Class Y shareholders of the Taxable Income Funds (other than the International Bond Fund), Tax-Free Income Funds and Money Market Funds who complete a Checkwriting Authorization Form and return it to us. Checks that are written in amounts less than $500 may be refused. You may not close a Fund account by writing a check. We may change or terminate this program on 30 days’ advance written notice to you.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent

In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). Please call (800) 438-5789 to determine the requirements for providing other instructions.

If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these methods.

Short-Term Trading Fee

A short-term trading fee may apply to redemptions of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

S - 9

Medallion Signature Guarantee

For your protection, a medallion signature guarantee is required for the following Class A, Class B and Class C redemption requests:

-	redemption proceeds greater than $50,000;
-	redemption proceeds not being made payable to the record owner of the account;
-	redemption proceeds not being mailed to the address of record on the account;
-	redemption proceeds being mailed to address of record that has changed within the last 30 days;
-	redemption proceeds being transferred to another Munder Fund account with a different registration;
-	change in ownership or registration of the account; or
-	changes to banking information without a voided check being supplied.

We reserve the right to require a medallion signature guarantee for other types of redemption requests, including Class K, Class R or Class Y share redemptions.

When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Financial Institutions

Shares held through a financial institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties

During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.

EXCHANGE INFORMATION

METHODS FOR EXCHANGING SHARES

Shareholders may exchange Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

S - 10

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration. All exchange requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

By Telephone

If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

By Internet

If you did not decline the online exchange privilege on your Account Application and you have established an internet Personal Identification Number (PIN), you may exchange shares by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

POLICIES FOR EXCHANGING SHARES

-	You may exchange your Fund shares for shares of the same class of other Munder Funds (if offered) based on their relative NAVs.

-

If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange. When Class A shares of a Munder Fund that were issued without the imposition of a sales charge are exchanged for Class A shares of another Munder Fund, you must pay any applicable sales charge at the time of the exchange unless you otherwise qualify for a waiver of the sales charge.

-

Class A shares of a money market fund that (1) were acquired through the use of the exchange privilege and (2) can be traced back to a purchase of one or more Munder Funds for which a sales charge was paid, may be exchanged for Class A shares of a Fund at NAV.

-	Class A, Class B and Class C shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

-	You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

-	A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

S - 11

-

Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker, financial intermediary or other financial institution or by calling the Munder Funds at (800) 438-5789.

-	Brokers or financial intermediaries may charge you a fee for handling exchanges.

-	We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Short-Term Trading Fee

A short-term trading fee may apply to exchanges of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES

AND REDEMPTIONS

-

We consider purchase, exchange or redemption orders to be in “proper form” when we receive all required information, including properly completed and signed documents. We may reject any requests that are not in proper form.

-	We reserve the right to reject any purchase order, including exchanges from other Munder Funds.

-	At any time, we may change any of our purchase, redemption or exchange practices or privileges, and may suspend the sale of Fund shares.

-	We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

-	To limit the Funds’ expenses, we no longer issue share certificates.

-	We may temporarily stop redeeming shares if:

(i)	the NYSE is closed;

(ii)	trading on the NYSE is restricted;

(iii)	an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

(iv)	the SEC orders the Fund to suspend redemptions.

-

We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor’s account, neither the Funds, Munder Capital Management, the Funds’ distributor nor the Funds’ transfer agent or any of their affiliates, officers or directors will be held responsible for any losses resulting from unauthorized transactions.

-	If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the

S - 12

account. If your account has been set up by a broker, financial intermediary or other financial institution, account activity will be detailed in their statements to you. Brokers, financial intermediaries and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

-	Brokers, financial intermediaries and other financial institutions may charge their customers a processing fee in connection with the purchase or redemption of Fund shares.

-

Normally we send redemption amounts to you on the next business day (but not more than seven days) after we receive your request in proper form, except as described below in the case of shares purchased by check. Same-day processing is available only for the Money Market Funds, provided we receive notice of the trade prior to the applicable cut-off time (see below).

-

If we receive notice of your intent to process a same-day trade and your purchase order for the Cash Investment Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 2:45 p.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 2:45 p.m. (Eastern time), you will receive dividends for that day.

If we receive notice of your intent to process a same-day trade and your purchase order for the Tax-Free Money Market Fund is received in proper form before 11:30 a.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 11:30 a.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 11:30 a.m. (Eastern time), you will receive dividends for that day.

-	We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

SHAREHOLDER PRIVILEGES

Reinstatement Privilege

For 60 days after you sell Class A, Class B or Class C shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge). This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A, B or C shares that were subject to a CDSC when redeemed. The Class A shares purchased under this privilege must be held in an account registered in the same name as the account from which the shares were redeemed and the amount being reinvested must be at least the required minimum investment amount. You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial intermediary must notify the Funds at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

S - 13

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

AND SHORT-TERM TRADING FEE

Policies and Procedures

The Funds are not intended to serve as vehicles for short-term trading. By realizing profits through short-term trading, investors that engage in rapid purchases and sales or exchanges of a Fund’s shares may dilute the value of shares held by long-term investors. Volatility resulting from excessive purchases and sales or exchanges of a Fund’s shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity resulting from market timing. Excessive purchases and sales or exchanges of a Fund’s shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity, which could cause the Fund to incur increased brokerage costs and to realize taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level volatility and investment volatility that is associated with patterns of excessive short-term trading activity. Any increased costs are borne by all Fund shareholders, including long-term investors who do not cause such costs to be incurred. All of these factors may adversely affect Fund performance. Funds investing in securities that are thinly traded, trade infrequently, or are more difficult to value (such as foreign securities, high yield debt securities and small-cap securities) may attract investors seeking to profit from short-term trading strategies that attempt to exploit the special valuation issues applicable to these types of securities to a greater degree than other types of securities. With respect to the Cash Investment Fund, a money market fund that attempts to maintain a stable net asset value, short-term trading does not generally pose the same issue for that Fund as for other Munder Funds.

The Board of Trustees of the Munder Funds has adopted policies and procedures to monitor for, and to discourage and take reasonable steps to prevent or minimize, investors from engaging in frequent purchases and redemptions of shares of the Munder Funds, to the extent deemed reasonable and practicable. The Funds will seek to apply these policies and procedures as uniformly as practicable.

The Munder Funds’ policies and procedures for identifying excessive short-term trading and market timing activities take into account a number of factors, including but not limited to the dollar amount and frequency of Fund trades. For purposes of these monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Pursuant to these policies and procedures, each Fund reserves the right to refuse any purchase or exchange request that, in the view of MCM, could adversely affect any Munder Fund or its operations, including any purchase or exchange request from any individual, group or account that is likely to engage in excessive trading, or any order that may be viewed as market-timing activity. If a Fund refuses a purchase or

S - 14

exchange request from a shareholder and that shareholder deems it necessary to redeem his or her account in the Fund, any CDSC that is applicable to such redemption transaction, as described in the Fund’s prospectus, will be assessed against those redemption proceeds.

The Funds will suspend or terminate any or all exchange privileges or suspend or terminate telephone and/or internet redemption privileges on accounts identified as engaging in excessive short-term trading or market timing activity in order to limit these types of trading practices. The Funds (other than a money market fund) also reserve the right in the future to limit the number of “round trip” exchanges an investor may make into and out of any Fund in order to discourage excessive short-term trading activities.

Although the Funds use a variety of methods to detect and deter excessive trading or market timing, the Funds cannot always know or reasonably detect such trading, particularly if it is facilitated by authorized financial intermediaries or done through omnibus account arrangements. The Funds’ ability to monitor and discourage market timing and excessive trading generally requires the cooperation of financial intermediaries to effectively implement policies and procedures with respect to accounts for which the Funds do not have sufficient identifying information. This cooperation cannot necessarily be assured. To the extent the Funds are able to identify market timing or excessive trading in these accounts, the Funds will use their reasonable and best efforts to uniformly apply their policies and procedures. However, there is no guarantee that this goal will be achieved. Finally, it is important to recognize that “market timing” and “excessive trading” are not clearly defined terms under applicable law. Consequently, trading activities that may not be considered by the management of the Munder Funds to be excessive or market timing could be interpreted differently by others and vice versa.

Short-Term Trading Fee

Consistent with the Funds’ policies and procedures, we may apply a 2% short-term trading fee if you redeem or exchange shares of the Asset Allocation Fund—Balanced, the Equity Funds or the International Bond Fund within 30 days of purchase. The fee will be applied based on net assets at the time of the transaction. Any applicable short-term trading fee is paid directly to the Fund from which you redeem or exchange your shares in order to, among other things, offset the costs of buying and selling securities. The fee, which is intended to discourage short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

The Funds will seek to apply short-term trading fees as uniformly as possible. Where operational limitations restrict the ability of the Funds to impose short-term trading fees or apply certain exemptions from the fees, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of short-term trading fees will vary. To the extent feasible, the following types of transactions will be exempt from short-term trading fees: shares purchased through the automatic reinvestment of dividend and capital gain distributions; shares redeemed to pay account-related fees; shares purchased through an automatic investment program or similar periodic investment plan; transactions associated

S - 15

with the automatic rebalancing of an account; shares purchased as a result of an employer contribution to a qualified retirement plan account; shares redeemed from shareholder accounts liquidated for failure to meet the minimum investment requirement; shares redeemed from a shareholder account for which the identity of the shareholder could not be determined within reasonable time after the account was opened; shares redeemed pursuant to a systematic withdrawal plan or similar periodic withdrawal plan; shares redeemed as part of a loan or hardship withdrawal from a qualified plan; shares redeemed to repay a loan from a qualified retirement account; shares redeemed for payment of involuntary fees; shares redeemed as part of a required distribution from a qualified retirement plan or IRA; shares redeemed upon the death or disability of an owner of record of an account; and any other involuntary redemption and/or exchange transactions, including those required by law or regulation, a regulatory agency, a court order, or as a result of a liquidation of a Fund by the Board of Trustees.

Accounts exempt from the imposition of short-term trading fees are: accounts held through omnibus and plan level retirement accounts for which third-party recordkeepers do not assess redemption fees on such accounts; accounts that hold omnibus share positions for the dealer, and the underlying dealer customer accounts, for which the dealer does not assess redemption fees on such accounts; accounts for which the beneficial owner is an asset allocation fund or funds (or similar pooled investment vehicle) that rebalances no more frequently than quarterly; and wrap fee program accounts for which the program sponsor has entered into a form of fee waiver agreement with the Funds. In addition, we reserve the right to waive the short-term trading fees in certain limited circumstances where the Funds determine the transaction does not pose the risks that the Funds’ policies and procedures are designed to mitigate. Such waivers are subject to the advance written approval of two officers of the Funds and are reported to the Board of Trustees.

S - 16

ADDITIONAL INFORMATION

Information relating to purchases and sales of shares of the Fund is provided in the Shareholder Guide, which is incorporated by reference into (and is considered a part of) this prospectus.

More information about the Fund is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

The Fund’s Statement of Additional Information provides more detail about the Fund and its investment strategies, risks and restrictions. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (and is considered part of) this prospectus.

SHAREHOLDER INQUIRIES:

By e-mail:	fundcontact@munder.com

By telephone:	1-800-468-6337

By mail:	The Munder Funds

Attn: Secretary

480 Pierce Street

Birmingham, MI 48009

Distributor: Funds Distributor, Inc.

SEC File Number: 811-21294

TO OBTAIN INFORMATION:

By telephone:

1-800-438-5789

By mail:	The Munder Funds P.O. Box 9701 Providence, RI 02940-9701

By overnight delivery:	The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

By web:	www.munder.com

You may find more information about the Fund online. This website is not considered part of the prospectus.

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-0102.

PROSMC1301007

Munder Tax-Free Money Market Fund

PROSPECTUS

October 31, 2007

Save paper and receive this

document electronically.

Sign up for electronic delivery at

www.munderfunds.com/edelivery

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

CLASS A SHARES

(MTAXX)

CLASS K SHARES

(MTKXX)

CLASS Y SHARES

(MTYXX)

Munder Tax-Free Money Market Fund

CLASS A, K & Y SHARES

This prospectus describes the goal and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on the Fund’s investment strategies and risks, please read the section entitled “More About the Fund.” Certain terms used in this prospectus are defined in the Glossary. Unless the prospectus expressly provides otherwise, each goal, strategy and policy of the Fund may be changed by action of the Board of Trustees without shareholder approval.

GOAL AND PRINCIPAL

INVESTMENT STRATEGIES

Goal

The Fund’s goal is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal.

Principal Investment Strategies

The Fund pursues its goal by investing substantially all of its assets in short-term, U.S. dollar-denominated municipal obligations, the interest on which is exempt from regular Federal income tax.

The Fund is also subject to a “fundamental” investment policy, which cannot be changed without shareholder approval, that requires it to invest under normal circumstances, at least 80% of its assets in securities the interest from which is exempt from regular Federal income tax. Investors should be aware that although certain of the Fund’s investments may be subject to the Federal alternative minimum tax for certain investors, no such securities are included in the Fund’s 80% policy described directly above. For purposes of this policy, assets of the Fund means net assets plus the amount of any borrowing for investment purposes.

The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

The Fund’s investments may include fixed and variable rate securities and may be made through investments in other money market funds.

The Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.

1

PRINCIPAL RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is subject to the following principal investment risks:

-	Credit (or Default) Risk

An issuer of a fixed income security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a fixed income security can also affect its liquidity and make it more difficult for the Fund to sell.

-	Interest Rate Risk

The Fund’s yield will vary with changes in interest rates. In a rising interest rate environment, the Fund’s yield may not rise as quickly as the yields of certain other short-term investments. Investments held by the Fund with longer maturities will tend to be more sensitive to interest rate changes than investments with shorter maturities. Generally, the longer the average maturity of the investments held by the Fund, the higher the risk that the Fund may not be able to maintain a constant net asset value of $1.00 per share and that it may suffer a loss.

-	Prepayment Risk

The Fund may have a higher risk of failing to maintain a stable net asset value of $1.00 per share and may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as an asset-backed security or a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund’s income, total return and share price. Rates of prepayment, faster or slower than expected, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain types of mortgage-backed securities, such as collateralized mortgage obligations, may be more volatile and less liquid than other types of fixed income securities.

-	Municipal Securities Risk

The yields of municipal securities may move differently and adversely compared to yields of the overall debt securities market. There could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal tax exemption on municipal securities and otherwise adversely affect the current federal or state tax status of municipal securities. Such changes also may adversely impact the value of municipal securities owned by the Fund and, as a result, the value of the Fund.

-	Credit Ratings Risk

Consistent with the requirements of Rule 2a-7 under the Investment Company Act of 1940, the Fund may invest in securities that, at the time of purchase, are rated in one of the two highest short-term rating categories or

2

unrated and deemed by the advisor to be of comparable quality. Securities rated A-2- by Moody’s, P-2- by S&P or F2- by Fitch, although eligible securities for money market funds, are somewhat riskier than higher rated obligations because they are regarded as having only a satisfactory ability to meet financial commitments.

-	Money Market Funds Risk

When the Fund invests in another money market fund, the Fund will bear its pro rata share of the money market fund’s expenses, including advisory fees. These expenses are in addition to those the Fund bears in connection with its own operations. In addition, the Fund is subject to all of the risks of investment in each of the other money market fund’s holdings.

-	Variable and Floating Rate Securities Risk

Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. As in the case of all fixed income securities, variable and floating rate instruments are subject to credit risk and interest rate risk.

-	When-Issued Securities and Delayed Delivery Risk

A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the counterparty may fail to deliver the security or cash on the settlement date.

3

PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund’s performance for each of the last ten calendar years. The table shows the Fund’s average annual total returns for different calendar periods over the life of the Fund.

The annual returns in the bar chart are for the Fund’s oldest class of shares, Class Y shares. Class A and Class K shares will have annual returns similar to those of the Class Y shares because all of the classes of shares are invested in the same portfolio of securities and have the same portfolio management. Because each class of shares has different distribution fees and/or service fees and expenses the performance of each class will differ. Please see the section entitled “Fees and Expenses.”

When you consider this information, please remember the Fund’s performance in past years is not necessarily an indication of how the Fund will perform in the future.

Munder Tax-Free Money Market Fund CLASS Y

TOTAL RETURN (%)

per calendar year

YTD through 9/30/07:	2.29%

Best Quarter:	0.95%	(quarter ended 12/31/00)
Worst Quarter:	0.09%	(quarter ended 3/31/04)

AVERAGE ANNUAL RETURNS

for periods ended December 31, 2006

	1 Year %	5 Years %	10 Years %	Since Inception %(1)
CLASS Y	2.77	1.34	2.15	2.60
CLASS A	2.68	1.24	1.97	2.13
CLASS K	2.62	1.19	2.00	2.17

(1)	The inception dates for Class Y, Class A and Class K shares are 3/14/90, 11/29/92 and 11/23/92, respectively.

You may call 1-800-438-5789 to obtain the Fund’s current 7-day yield.

4

FEES & EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

SHAREHOLDER FEES paid directly from your investment	Class A Shares		Class K Shares	Class Y Shares
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)	None		None	None
Maximum Contingent Deferred Sales Charge (CDSC) (as a % of the lesser of original purchase price or redemption proceeds)	None(a)		None	None
Maximum Sales Charge (load) imposed on reinvested dividends	None		None	None
Redemption Fees	None		None	None
Exchange Fees	None		None	None

ANNUAL FUND OPERATING EXPENSES paid from Fund assets (as a % of net assets)	Class A Shares		Class K Shares	Class Y Shares
Management Fees	0.35%		0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	(b)	0.00%	0.00%
Non-12b-1 Service Plan Fees	0.00%		0.15%	0.00%
Other Expenses	0.28%		0.29%	0.28%
Acquired Fund Fees and Expenses (c)(d)	0.00%		0.00%	0.00%

Total Annual Fund Operating Expenses including Acquired Fund Fees and Expenses (c)(d)	0.88%	(b)	0.79%	0.63%

(a)	A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. If you redeem Class A shares of the Fund that were acquired through an exchange from another Munder Fund or Funds that you purchased as part of an investment of $1 million or more, and your redemption occurs within one year of your original Munder Fund(s) purchase, a 1% CDSC may apply upon redemption.
(b)	The distributor is voluntarily waiving a portion of the distribution and/or service (12b-1) fees charged on Class A shares of the Fund. As a result of this waiver, for Class A shares, Distribution and/or Service (12b-1) Fees would be 0.10% and Total Annual Fund Operating Expenses would be 0.73%. The distributor may discontinue this voluntary waiver at any time.
(c)	Acquired Fund Fees and Expenses reflect the pro-rata portion of the fees and expenses charged by any underlying funds in which the Fund may invest, including money market funds and ETFs.
(d)	Acquired Fund Fees and Expenses are less than 0.01% of the average net assets of the Fund.

5

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A Shares	Class K Shares	Class Y Shares
1 Year	$90	$81	$64
3 Years	$281	$252	$202
5 Years	$488	$439	$351
10 Years	$1,084	$978	$786

Historical information regarding the Fund is included in the Fund’s Statement of Additional Information.

6

GLOSSARY

The Glossary explains certain terms used throughout this prospectus.

Fixed Income or Debt Securities are securities that pay interest at set times at either fixed, floating or variable rates, or which are issued at a discount to their principal amount instead of making periodic interest payments. Fixed income securities include corporate and municipal bonds, debentures, and other similar corporate and municipal debt instruments, zero coupon bonds and variable amount master demand notes.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers’ acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. government securities.

Municipal Obligations are obligations of states, territories and possessions of the U.S. and the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities. They may be payable from the issuer’s general revenue, the revenue of a specific project, current revenues or a reserve fund.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS

In determining the rating of an investment, the Fund may rely on credit ratings issued by credit rating agencies registered with the SEC as nationally recognized statistical rating organizations (NRSROs). The following rating agencies are NRSROs:

Moody’s Investor Service, Inc. (Moody’s)

Fitch Ratings, Inc. (Fitch)

Standard & Poor’s Rating Services (S&P)

MORE ABOUT THE FUND

The following sections provide additional information about the Fund’s principal investment strategies and risks and describe certain other applicable investment strategies and risks of the Fund. The Fund may use other techniques and invest in other securities and is subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Fund’s principal investment strategies and principal risks please read the sections entitled “Goal and Principal Investment Strategies” and “Principal Risks” beginning on page 1 of this prospectus.

7

FURTHER INFORMATION

ABOUT THE FUND’S

PRINCIPAL INVESTMENT

STRATEGIES AND RISKS

CREDIT RATINGS

Consistent with the requirements of Rule 2a-7 under the Investment Company Act of 1940, the Fund may invest in securities that, at the time of purchase, are rated in one of the two highest short-term rating categories:

•	A-2- or higher by S&P;
•	P-2- or higher by Moody’s; or
•	F2- or higher by Fitch.

A security will be considered eligible for purchase if it receives two of the above or comparable ratings, unless it has only been rated by one NRSRO. The Fund may also invest in unrated securities if the advisor believes they are comparable in quality.

-	Investment Strategy

Securities purchased by the Fund will generally be rated at least A-1-/P-1-/F1- or unrated and deemed by the advisor to be comparable in quality.

-	Special Risks

Subsequent to its purchase by the Fund, an unrated security may be rated, a rated security may cease to be rated or a rated security’s rating may be reduced below the minimum rating required for purchase by the Fund. The advisor will consider such an event in determining, in accordance with procedures adopted by the Board of Trustees, whether the Fund should continue to hold the security.

MONEY MARKET FUNDS

Money market funds are investment companies that invest in short-term debt obligations.

-	Investment Strategy

The Fund may invest cash in other money market funds that invest in the same type of obligations as the Fund. The Fund will not invest more than 5% of its assets in any single other money market fund.

-	Special Risks

Although the money market funds in which the Fund will invest are not expected to generate taxable income, it is possible that they will.

MUNICIPAL OBLIGATIONS

Municipal obligations may include: (i) general obligation bonds issued for various public purposes and supported by the municipal issuer’s credit and taxing power; and (ii) revenue bonds whose principal and interest is payable only from the revenues of a particular project or facility.

-	Investment Strategy

The Fund will normally invest at least 80% of its net assets in municipal obligations.

-	Special Risks

Industrial revenue bonds depend on the credit standing of a private issuer and may be subject to the federal alternative minimum tax (AMT). Although the Fund may invest more than 25% of its net assets in municipal revenue obligations, it does not intend to do so on a regular basis. If it does, it will be riskier than a fund which does not concentrate to such an extent on similar projects.

8

OTHER INVESTMENT

STRATEGIES AND RISKS

BORROWING

-	Investment Strategy

The Fund may borrow from banks in an amount up to 33 1/ 3% of the Fund’s assets, including the amount borrowed. The Fund may also issue a note evidencing a temporary loan (i.e., one that must be repaid within 60 days), as long as it does not exceed 5% of the Fund’s total assets.

-	Special Risks

Borrowings by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund’s net asset value will decline in value by proportionately more than the decline in value of the securities and the Fund may not be able to maintain a stable net asset value of $1.00 per share.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, the Fund may realize additional income gains or losses.

-	Investment Strategy

The Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 33 1/3% of the value of the Fund’s total assets (including the loan collateral).

-	Special Risks

The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

ZERO COUPON BONDS

These are securities issued at a discount from their face value because interest payments are typically postponed until maturity.

-	Special Risks

The market prices of zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Fund’s investments in zero coupon bonds may require the Fund to sell some of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

PUBLICATION OF

PORTFOLIO HOLDINGS

The Fund publishes a complete list of its portfolio holdings as of the end of each calendar month not earlier than 30 days after the end of such month Funds website (www.munder.com) under the “All Holdings” link on the Fund’s Profile Page. The three most recent previously published month-end portfolio holdings lists can be accessed through the “Historical All Holdings” link on the Fund’s Profile Page. The Fund may also publish other information on the Fund’s Profile Page relating to its portfolio holdings (e.g., top ten holdings, sector information and other

9

portfolio characteristic data) as of the end of the calendar month not earlier than 15 days after the end of such month. A description of the Fund’s policies and procedures with respect to the disclosure of information regarding the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

YOUR INVESTMENT

PURCHASING SHARES

You may purchase Class A, Class K or Class Y shares of the Fund at the net asset value (NAV) next determined after your purchase order is received in proper form.

Class K and Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding eligibility requirements.

Broker-dealers or financial intermediaries (other than the Fund’s distributor) may charge you additional fees for shares you purchase through them.

For information regarding policies and procedures associated with purchasing shares of the Fund, including minimum investment requirements, please see the Shareholder Guide.

EXCHANGING SHARES

You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs. A sales charge may apply on the exchange.

For information regarding policies and procedures associated with exchanging shares, please see the Shareholder Guide.

REDEEMING SHARES

You may redeem shares at the NAV next determined after your redemption request is received in proper form.

For more information regarding policies and procedures associated with redeeming shares, including restrictions, please see the Shareholder Guide.

SHARE CLASS SELECTION

The Fund offers Class A, Class K and Class Y shares through this prospectus. A summary comparison of the various classes appears in the table on the following page. Please see the Shareholder Guide for more information regarding each class of shares.

Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase, the intended length of your investment and your eligibility to purchase those shares. In estimating the costs of investing in a particular class of shares, you should consider both ongoing annual expenses, including applicable Rule 12b-1 distribution and service fees and/or other service fees as described in the section entitled “Distribution and Service Fees.”

10

Class A Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement or education savings plan.

Initial Sales Charge	None (up to 5.50% on Non-Money Market Funds).

Contingent Deferred Sales Charge	None (except that a 1.00% charge applies on certain redemptions made within one year of a $1 million investment for which no sales charge was paid).

Distribution and/or Service Fees	Rule 12b-1 fees of 0.25% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	None

Conversion Feature	None
Class K Shares
Purchase Availability	Available only through selected financial institutions. Not available for direct investment in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Service fees of 0.15% annually (0.25% for Non-Money Market Funds).

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	None

Class Y Shares
Purchase Availability	Available only to institutional investors, investors purchasing through financial intermediaries, investors purchasing through retirement plans that meet certain conditions, and investors with specific relationships with Munder Capital Management or the Munder Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	None

Initial Purchase Minimum	$1 million (reduced or eliminated for certain categories of investors).

Purchase Maximum	None

Conversion Feature	None

11

APPLICABLE SALES CHARGES

Access to the following information is available through the Munder Funds website at www.munder.com under the “Sales Charges and Fees” link on the Fund’s Profile Page.

CDSCs

You pay a CDSC when you redeem within one year Class A shares of the Fund that were acquired through an exchange from another Munder Fund or Funds that you purchased as part of an investment of $1 million or more.

The time period includes the time you held Class A shares of another Munder Fund which you may have exchanged for Class A shares of the Tax-Free Money Market Fund. The CDSC for Class A shares, if applicable, is 1.00%.

DISTRIBUTION AND SERVICE FEES

DISTRIBUTION AND SERVICE PLAN FEES

The Fund has a Distribution and Service Plan with respect to its Class A and Class K shares. The Plan permits the Fund to pay distribution and other fees for the sale of Class A shares and for services provided to shareholders of Class A and Class K shares.

Payments made under the Plan by Class A shares, but not payments made under the Plan by Class K shares, are made pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Fund may pay up to 0.25% of the daily net assets of the Fund attributable to Class A shares and up to 0.15% of the daily net assets of the Fund attributable to Class K shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services.

Because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A and Class K shares of the Fund, and may cost you more than paying other types of sales charges.

OTHER PAYMENTS TO THIRD PARTIES

In addition to paying fees under the Fund’s Distribution and Service Plan, the Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor, for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Fund’s advisor or distributor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund, including affiliates of the advisor. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service and other fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management

12

representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Fund’s advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

In addition, while the Fund’s distributor typically pays to intermediaries most of the front-end sales charge applicable to sales of Fund shares by such intermediaries, the Fund’s distributor may on occasion pay the entire front-end sales charge to such intermediaries. For more information regarding these arrangements, please read “Additional Compensation Paid to Intermediaries” in the Statement of Additional Information.

From time to time, the Fund’s advisor or distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

VALUING FUND SHARES

The Fund’s NAV is calculated each day on which the NYSE is open. The NAV per share is the value of a single Fund share. The Fund calculates NAV separately for each class. NAV is calculated by:

(1)	taking the total value of a Fund’s assets allocated to that class of shares,
(2)	subtracting the liabilities and expenses charged to that class, and
(3)	dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern Time). If the NYSE closes early, the Fund will accelerate its NAV calculation and transaction deadlines to that time. In determining the Fund’s NAV, securities are valued at amortized cost, which is approximately equal to market value. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument.

The Fund may be open for business, and its NAV may be calculated, on weekdays when the NYSE is closed, but the Federal Reserve Bank in Boston is open. Purchase and redemption orders received and accepted prior to 4:00 p.m. (Eastern Time) on any day the money markets are open but the NYSE is closed will be effected at the NAV per share of the applicable class of shares of the Fund determined as of 4:00 p.m. (Eastern Time) on that date.

If reliable current market values are not readily available for a security (or the amortized cost method is not appropriate under the circumstances), such security will be priced using its fair value as determined in good faith by, or using procedures approved by, the Fund’s Board of Trustees.

13

Current market values may be considered to not be readily available for a security when transactions in the security are infrequent, the validity of quotations appears questionable, there is a thin market, the size of reported trades is not considered representative of a company’s holdings (as in the case of certain debt securities), trading for a security is restricted or halted, or a significant event that may affect the value of a security occurs after the close of a related exchange but before the determination of the Fund’s NAV.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

In accordance with procedures established by the Board of Trustees to fair value the Fund’s securities, the advisor has established a pricing committee to serve as its formal oversight body for the valuation of the Fund’s securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees at the next regularly scheduled quarterly meeting of the Board.

Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that such valuation does not constitute fair value at the time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity). The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund’s net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund declares dividend distributions daily and pays them monthly.

The Fund distributes its net realized capital gains, if any, at least annually.

If an investor provides the Fund with advance notice of a purchase and the purchase order is accepted before 12:00 p.m. (Eastern Time), the investor will receive dividends for that day. Otherwise the investor will begin to earn dividends on the first business day following the day of purchase.

Except in the case of same-day redemption requests, which must be received before 12:00 p.m. (Eastern Time), redeeming shareholders will receive dividends on the day of redemption.

14

It is possible that the Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital, generally a non-taxable distribution to the extent of (and in reduction of) a shareholder’s basis in the Fund. You should treat any such distribution in excess of your basis in your shares as gain from a sale or exchange of the shares.

The Fund will generally pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application or notify the Fund by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS

Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

The Fund is designed to provide investors with current tax-exempt income. In order for the Fund to pay exempt-interest dividends with respect to any taxable year, at the close of each quarter of the Fund’s taxable year, at least 50% of the value of the Fund’s assets must consist of tax-exempt municipal obligations (the Fund expects to do so). Although exempt-interest dividends are exempt from regular federal income tax, they may be subject to the alternative minimum tax. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. The Fund expects a portion of its dividend distributions will be subject to from Federal income tax. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains (note that the Fund does not expect to derive a material amount of long-term capital gains). Dividend distributions (other than exempt-interest dividends) and short-term capital gains generally will be taxed as ordinary income. Because all or nearly all of the Fund’s income is from interest, distributions will not be eligible for the 15% rate on dividends. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares. Recently enacted legislation generally provides for a maximum tax rate of 15% on long-term gains from sales made by the Fund.

Taxable distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though

15

they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES OR EXCHANGES

If as expected, the Fund maintains a stable net asset value of $1.00 per share during the period you own shares of the Fund, then you will not have a taxable gain or loss if you sell shares or exchange from shares of another Munder Fund.

OTHER CONSIDERATIONS

If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

Founded in 1985, Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009, is the investment advisor of the Fund. As of June 30, 2007, MCM had approximately $29.6 billion in assets under management, made up of $12.3 billion in actively managed equity securities, $5.6 billion in fixed income securities and $11.7 billion in cash management assets.

MCM provides overall investment management for the Fund, and research and credit analysis concerning the Fund’s portfolio securities and is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended June 30, 2007, the Fund paid an advisory fee at an annual rate of 0.35% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund is available in the Fund’s Annual Report dated June 30, 2007.

16

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report along with the Fund’s financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. Our website, www.munder.com, contains the Fund’s most recent annual and semi-annual reports. You may also obtain the annual and semi-annual reports and Statement of Additional Information without charge by calling (800) 438-5789.

TAX-FREE MONEY MARKET FUND(a) (CLASS A)	Year Ended 6/30/07 Class A	Year Ended 6/30/06 Class A	Year Ended 6/30/05 Class A		Year Ended 6/30/04 Class A	Year Ended 6/30/03 Class A
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00	$1.00

Income from investment operations:
Net investment income	0.029	0.022	0.011		0.004	0.005
Net realized loss on investments	—	—	(0.000	)(b)	—	—

Total from investment operations	0.029	0.022	0.011		0.004	0.005

Less distributions:
Dividends from net investment income	(0.029)	(0.022)	(0.011)		(0.004)	(0.005)

Total distributions	(0.029)	(0.022)	(0.011)		(0.004)	(0.005)

Net asset value, end of period	$1.00	$1.00	$1.00		$1.00	$1.00

Total return (c)	2.90%	2.22%	1.14%		0.40%	0.52%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$116,971	$65,640	$64,961		$89,281	$88,891
Ratio of operating expenses to average net assets	0.73%	0.71%	0.62%		0.59%	0.82%
Ratio of net investment income to average net assets	2.87%	2.20%	1.07%		0.40%	0.54%
Ratio of operating expenses to average net assets without expense waivers	0.88%	0.90%	0.87%		0.84%	0.82%

(a)	The Munder Tax-Free Money Market Fund Class A Shares commenced operations on November 29, 1992.
(b)	Amount is less than $0.0005 per share.
(c)	Total return represents aggregate total return for the period indicated.

17

TAX-FREE MONEY MARKET FUND(a) (CLASS K)	Year Ended 6/30/07 Class K	Year Ended 6/30/06 Class K	Year Ended 6/30/05 Class K		Year Ended 6/30/04 Class K	Year Ended 6/30/03 Class K
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00	$1.00

Income from investment operations:
Net investment income	0.028	0.021	0.010		0.003	0.006
Net realized loss on investments	—	—	(0.000	)(b)	—	—

Total from investment operations	0.028	0.021	0.010		0.003	0.006

Less distributions:
Dividends from net investment income	(0.028)	(0.021)	(0.010)		(0.003)	(0.006)

Total distributions	(0.028)	(0.021)	(0.010)		(0.003)	(0.006)

Net asset value, end of period	$1.00	$1.00	$1.00		$1.00	$1.00

Total return (c)	2.85%	2.13%	0.99%		0.26%	0.62%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$112,459	$95,178	$113,995		$153,797	$198,402
Ratio of operating expenses to average net assets	0.79%	0.80%	0.77%		0.74%	0.72%
Ratio of net investment income to average net assets	2.81%	2.13%	0.98%		0.25%	0.64%
Ratio of operating expenses to average net assets without expense waivers	0.79%	0.80%	0.77%		0.74%	0.72%

(a)	The Munder Tax-Free Money Market Fund Class K Shares commenced operations on November 23, 1992.
(b)	Amount is less than $0.0005 per share.
(c)	Total return represents aggregate total return for the period indicated.

18

TAX-FREE MONEY MARKET FUND(a) (CLASS Y)	Year Ended 6/30/07 Class Y	Year Ended 6/30/06 Class Y	Year Ended 6/30/05 Class Y		Year Ended 6/30/04 Class Y	Year Ended 6/30/03 Class Y
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00	$1.00

Income from investment operations:
Net investment income	0.030	0.023	0.011		0.004	0.008
Net realized loss on investments	—	—	(0.000	)(b)	—	—

Total from investment operations	0.030	0.023	0.011		0.004	0.008

Less distributions:
Dividends from net investment income	(0.030)	(0.023)	(0.011)		(0.004)	(0.008)

Total distributions	(0.030)	(0.023)	(0.011)		(0.004)	(0.008)

Net asset value, end of period	$1.00	$1.00	$1.00		$1.00	$1.00

Total return (c)	3.00%	2.29%	1.15%		0.41%	0.77%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$15,826	$15,297	$4,543		$8,703	$14,107
Ratio of operating expenses to average net assets	0.63%	0.65%	0.62%		0.59%	0.57%
Ratio of net investment income to average net assets	2.96%	2.25%	1.04%		0.40%	0.79%
Ratio of operating expenses to average net assets without expense waivers	0.63%	0.65%	0.62%		0.59%	0.57%

(a)	The Munder Tax-Free Money Market Fund Class Y Shares commenced operations on March 14, 1990.
(b)	Amount is less than $0.0005 per share.
(c)	Total return represents aggregate total return for the period indicated.

19

SHAREHOLDER GUIDE

Dated October 31, 2007

The Shareholder Guide provides information regarding the purchase, redemption and exchange of shares of the Munder Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Munder Funds Class A, B, C, I, K, R & Y shares Prospectuses dated October 31, 2007. Not all Funds offer all classes of shares.

HOW TO REACH THE FUNDS

CONTACT SHAREHOLDER SERVICES

For account inquiries or information, literature, forms, etc.:

By telephone:

1-800-438-5789

By mail:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

By overnight delivery:	The Munder Funds

101 Sabin Street Pawtucket, RI 02860

For other inquiries or complaints:

By telephone:

1-800-468-6337

By mail:

The Munder Funds

Attn: Secretary

480 Pierce St. Birmingham, MI 48009

By e-mail:	fundcontact@munder.com

PURCHASE INFORMATION

WHO MAY PURCHASE SHARES

Class A & Class C Shares

All investors are eligible to purchase Class A or Class C shares.

Class B Shares

Class B Shares of the Munder Funds are available for purchase only as follows:

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B shares of a Munder Fund in additional Class B shares of that Fund;

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase Class B shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a

S - 1

trust for which the existing registered owner is the trustee or beneficiary;
-

401(k) retirement plans (and other similar group retirement plans) that offered Class B shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B shares of that Munder Fund and may purchase additional Class B shares of that Fund in existing participant accounts;

-

401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B shares of a Munder Fund as an investment option, may open participant accounts in Class B shares of that Fund; and

-

Any client or customer of a broker, financial intermediary or other financial institution that (i) received a sales presentation within the six months prior to February 28, 2007 that included Class B shares of one or more Munder Funds as an investment option and (ii) was identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B shares of a Munder Fund may purchase Class B shares.

If all Class B shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in this Shareholder Guide, then the shareholder’s account will be closed. Such former holders of Class B shares will not be able to buy additional Class B shares or reopen a Class B shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in this Shareholder Guide.

The Munder Funds reserve the right to revise the scope of the limited offering described above or to change these policies at any time.

Class K Shares

Customers (and their immediate family members) of banks and other institutions that have entered into agreements with the Funds to provide shareholder services for Class K shareholders may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. Financial institutions (or their nominees) acting on behalf of their customers, will normally be the holders of record of Fund shares and will reflect their customers’ beneficial ownership of shares in the account statements provided by them to their customers.

The Funds may refuse any purchase orders from ineligible investors who select Class K shares.

Class R Shares

Investors may purchase Class R shares only through participation in certain programs where program-level or omnibus accounts are held on the books of the Funds, including without limitation:

-	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit

S - 2

sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans; and
-	Managed account programs sponsored by a broker-dealer, registered investment adviser or bank trust department.

The Funds may refuse any purchase orders from ineligible investors who select Class R shares.

Class Y Shares

Only the following investors may purchase Class Y shares:

-

institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; and investment companies);

-	investment advisors, broker-dealers and other financial intermediaries acting for their own accounts or for the accounts of their clients;
-	Trustees and officers of the Munder Funds and their immediate family members;
-	employees and retired employees of the Funds’ investment advisor;
-	Munder Capital Management’s investment advisory clients; and
-	immediate family members of employees of the Funds’ investment advisor.

The Funds may refuse any purchase orders from ineligible investors who select Class Y shares.

Class I Shares

Individual investors and institutional investors may purchase Class I shares.

METHODS FOR PURCHASING SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Intermediary and/or Financial Institution

Any broker, financial intermediary or other financial institution authorized by the Munder Funds or the Funds’ distributor can sell you shares of the Funds. Please note that brokers, financial intermediaries or other financial institutions may charge you fees in connection with purchases of shares. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail

For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

You must also specify the Fund and class of shares you wish to purchase on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase may be refused or you may be invested in Class A shares, if offered.

S - 3

For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for the amount of your investment to the address listed above. We reserve the right to refuse investments of less than $50 and any form of payment, including without limitation cash, temporary checks, credit cards or third-party checks.

By Wire

For new accounts, you must complete, sign and mail an Account Application to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below. To obtain an Account Application, your account number or more information, call (800) 438-5789.

Wire Instructions

Bank ABA/Routing #: 031000053

Bank Account Number: 8606905396

Bank Account Name: The Munder Funds

RFB: (Fund Name and Class)

OBI: (Your Name and Acct #)

You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer (EFT)

For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Account Application with the Banking Information section completed and you must not decline your EFT purchase privilege. Once your account has been established, you can make investments by EFT.

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or visit www.munder.com to establish an Internet login and password for online transactions.

Please note that EFT transactions usually require two days to complete.

Through the Automatic Investment Plan (AIP)

Under an AIP, you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP without notice if your bank account has insufficient funds at the time of a scheduled deduction or for any other reason on 30 days’ written notice to you.

POLICIES FOR PURCHASING SHARES

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial

S - 4

institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

-	Name;

-	Date of birth (for individuals);

-	Residential or business street address (although post office boxes are still permitted for mailing); and

-	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, we may restrict your ability to purchase additional shares of a Fund until your identity is verified. We may also close your account or take other appropriate action if we are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed (less any applicable CDSC). In addition, you will not be entitled to recoup from the Funds any sales charges paid in connection with your purchase of Fund shares. Any otherwise applicable short-term trading fee will not, however, be assessed on accounts that are closed for this reason.

Investment Minimums

(Class A, B & C Shares)

With respect to any Class A, B or C shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class A, Class B and Class C shares is $2,500 per Fund for all accounts, with the following exceptions. The minimum initial investment for all types of Individual Retirement Accounts (IRAs), Education Savings Accounts (ESAs), 403(b), Uniform Gifts to Minors Act (UGMA) and Uniform Transfer to Minors Act (UTMA) accounts is $500. Subsequent investments of less than $50 per Fund for all account types may be refused. If you use the Automatic Investment Plan (AIP), the minimum initial and subsequent investment per Fund is $50.

Investment minimums do not apply to purchases made through eligible retirement plans (or similar group accounts) or eligible wrap-fee programs (or similar programs). For this purpose, “eligible

S - 5

retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees. “Eligible wrap-fee and similar programs” are those which have been approved by an officer of the Fund.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

If you wish to invest more than $50,000, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A or Class C shares. If you wish to invest more than $1 million, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A shares.

Investment Minimums

(Class K & R Shares)

There is no minimum initial or subsequent investment for Class K or Class R shares.

Investment Minimums (Class Y Shares)

With respect to any Class Y shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class Y shares is $1 million per Fund for each Class Y shares account.

A reduced initial investment minimum of $2,500 applies to investments made by clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds.

Investment minimums do not apply to purchases made through eligible retirement plans or similar group accounts. For this purpose, “eligible retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees.

Investment minimums do not apply to clients in wrap-fee programs or other asset-based advisory fee programs, where the sponsor has entered into a written agreement with the Funds to offer Class Y shares through the applicable program.

S - 6

Investment minimums do not apply to investments made by Trustees or officers of the Munder Funds or their immediate family members, employees of Munder Capital Management or their immediate family members, retired officers or employees of Munder Capital Management, or investment advisory clients of Munder Capital Management.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

Investment Minimums (Class I Shares)

Except as provided below, the minimum initial investment for Class I shares is $2 million per Fund for each Class I shares account.

Investment minimums do not apply to accounts held through an intermediary that maintains aggregate assets on behalf of its clients in a Fund equivalent to $10 million or greater and an average account size in the Fund equivalent to $200,000 or greater.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Accounts Below Minimums

For each account that you own, if your investment in Class A, Class B or Class C shares of a Fund does not meet the applicable account minimum, or you cease AIP contributions before reaching the applicable account minimum, you may increase your balance to that level (either by a single investment or through the AIP) or that Fund account may be charged a quarterly servicing fee of $6.

Exemptions from this fee apply to accounts held through brokers, financial intermediaries and other financial institutions that hold shares in street name or omnibus positions or through registered securities clearing agents.

To the extent feasible, we may waive low account balance fees on Class A or Class B shares accounts that do not meet the applicable amount minimum as a result of the par conversion of a Class B shares account to a Class A shares account. In addition, we reserve the right, in our sole discretion, to waive the imposition of this fee.

We further reserve the right, upon 30 days’ advance written notice, to redeem your Class A, Class B or Class C shares account (and forward the redemption proceeds to you) if its value is below the applicable minimum or to redeem your Class Y shares account if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice. Any otherwise applicable contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 30 days of your purchase.

Timing of Orders

Purchase orders must be received by the Funds or an authorized agent of the Funds, such as the Funds’ distributor or transfer agent, authorized dealer or third-party

S - 7

administrator, or other authorized financial intermediary, before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day’s NAV. Purchase orders received after that time will be accepted as of the next business day and will receive the NAV for the next business day.

REDEMPTION INFORMATION

METHODS FOR REDEEMING SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone

If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Funds must receive a redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet

If you did not decline the online redemption privilege on your Account Application and you have established an internet Personal

S - 8

Identification Number (PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

As with redemptions by telephone, the Funds must receive an online redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make internet redemptions from an IRA, ESA or 403(b) account.

Through the Systematic Withdrawal Plan (SWP)

If you have an account value of $5,000 or more in a Fund, you may redeem Class A, Class B or Class C shares on a monthly or quarterly basis. For IRA or 403(b) accounts, you may make redemptions on a monthly, quarterly or annual basis. In either case, the minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds. You may change or cancel a SWP at any time upon notice to the Funds. If you pay a sales charge on the purchase of Class A shares, you should not participate in a SWP. In addition, any applicable CDSC will be charged upon redemption of Class A, Class B or Class C shares.

By Writing a Check

Free checkwriting is available to Class A and Class Y shareholders of the Taxable Income Funds (other than the International Bond Fund), Tax-Free Income Funds and Money Market Funds who complete a Checkwriting Authorization Form and return it to us. Checks that are written in amounts less than $500 may be refused. You may not close a Fund account by writing a check. We may change or terminate this program on 30 days’ advance written notice to you.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent

In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). Please call (800) 438-5789 to determine the requirements for providing other instructions.

If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these methods.

Short-Term Trading Fee

A short-term trading fee may apply to redemptions of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

S - 9

Medallion Signature Guarantee

For your protection, a medallion signature guarantee is required for the following Class A, Class B and Class C redemption requests:

-	redemption proceeds greater than $50,000;
-	redemption proceeds not being made payable to the record owner of the account;
-	redemption proceeds not being mailed to the address of record on the account;
-	redemption proceeds being mailed to address of record that has changed within the last 30 days;
-	redemption proceeds being transferred to another Munder Fund account with a different registration;
-	change in ownership or registration of the account; or
-	changes to banking information without a voided check being supplied.

We reserve the right to require a medallion signature guarantee for other types of redemption requests, including Class K, Class R or Class Y share redemptions.

When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Financial Institutions

Shares held through a financial institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties

During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.

EXCHANGE INFORMATION

METHODS FOR EXCHANGING SHARES

Shareholders may exchange Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

S - 10

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration. All exchange requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

By Telephone

If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

By Internet

If you did not decline the online exchange privilege on your Account Application and you have established an internet Personal Identification Number (PIN), you may exchange shares by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

POLICIES FOR EXCHANGING SHARES

-	You may exchange your Fund shares for shares of the same class of other Munder Funds (if offered) based on their relative NAVs.

-

If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange. When Class A shares of a Munder Fund that were issued without the imposition of a sales charge are exchanged for Class A shares of another Munder Fund, you must pay any applicable sales charge at the time of the exchange unless you otherwise qualify for a waiver of the sales charge.

-

Class A shares of a money market fund that (1) were acquired through the use of the exchange privilege and (2) can be traced back to a purchase of one or more Munder Funds for which a sales charge was paid, may be exchanged for Class A shares of a Fund at NAV.

-	Class A, Class B and Class C shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

-	You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

-	A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

S - 11

-

Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker, financial intermediary or other financial institution or by calling the Munder Funds at (800) 438-5789.

-	Brokers or financial intermediaries may charge you a fee for handling exchanges.

-	We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Short-Term Trading Fee

A short-term trading fee may apply to exchanges of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES

AND REDEMPTIONS

-

We consider purchase, exchange or redemption orders to be in “proper form” when we receive all required information, including properly completed and signed documents. We may reject any requests that are not in proper form.

-	We reserve the right to reject any purchase order, including exchanges from other Munder Funds.

-	At any time, we may change any of our purchase, redemption or exchange practices or privileges, and may suspend the sale of Fund shares.

-	We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

-	To limit the Funds’ expenses, we no longer issue share certificates.

-	We may temporarily stop redeeming shares if:

(i)	the NYSE is closed;

(ii)	trading on the NYSE is restricted;

(iii)	an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

(iv)	the SEC orders the Fund to suspend redemptions.

-

We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor’s account, neither the Funds, Munder Capital Management, the Funds’ distributor nor the Funds’ transfer agent or any of their affiliates, officers or directors will be held responsible for any losses resulting from unauthorized transactions.

-	If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the

S - 12

account. If your account has been set up by a broker, financial intermediary or other financial institution, account activity will be detailed in their statements to you. Brokers, financial intermediaries and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

-	Brokers, financial intermediaries and other financial institutions may charge their customers a processing fee in connection with the purchase or redemption of Fund shares.

-

Normally we send redemption amounts to you on the next business day (but not more than seven days) after we receive your request in proper form, except as described below in the case of shares purchased by check. Same-day processing is available only for the Money Market Funds, provided we receive notice of the trade prior to the applicable cut-off time (see below).

-

If we receive notice of your intent to process a same-day trade and your purchase order for the Cash Investment Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 2:45 p.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 2:45 p.m. (Eastern time), you will receive dividends for that day.

If we receive notice of your intent to process a same-day trade and your purchase order for the Tax-Free Money Market Fund is received in proper form before 11:30 a.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 11:30 a.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 11:30 a.m. (Eastern time), you will receive dividends for that day.

-	We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

SHAREHOLDER PRIVILEGES

Reinstatement Privilege

For 60 days after you sell Class A, Class B or Class C shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge). This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A, B or C shares that were subject to a CDSC when redeemed. The Class A shares purchased under this privilege must be held in an account registered in the same name as the account from which the shares were redeemed and the amount being reinvested must be at least the required minimum investment amount. You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial intermediary must notify the Funds at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

S - 13

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

AND SHORT-TERM TRADING FEE

Policies and Procedures

The Funds are not intended to serve as vehicles for short-term trading. By realizing profits through short-term trading, investors that engage in rapid purchases and sales or exchanges of a Fund’s shares may dilute the value of shares held by long-term investors. Volatility resulting from excessive purchases and sales or exchanges of a Fund’s shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity resulting from market timing. Excessive purchases and sales or exchanges of a Fund’s shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity, which could cause the Fund to incur increased brokerage costs and to realize taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level volatility and investment volatility that is associated with patterns of excessive short-term trading activity. Any increased costs are borne by all Fund shareholders, including long-term investors who do not cause such costs to be incurred. All of these factors may adversely affect Fund performance. Funds investing in securities that are thinly traded, trade infrequently, or are more difficult to value (such as foreign securities, high yield debt securities and small-cap securities) may attract investors seeking to profit from short-term trading strategies that attempt to exploit the special valuation issues applicable to these types of securities to a greater degree than other types of securities. With respect to the Cash Investment Fund, a money market fund that attempts to maintain a stable net asset value, short-term trading does not generally pose the same issue for that Fund as for other Munder Funds.

The Board of Trustees of the Munder Funds has adopted policies and procedures to monitor for, and to discourage and take reasonable steps to prevent or minimize, investors from engaging in frequent purchases and redemptions of shares of the Munder Funds, to the extent deemed reasonable and practicable. The Funds will seek to apply these policies and procedures as uniformly as practicable.

The Munder Funds’ policies and procedures for identifying excessive short-term trading and market timing activities take into account a number of factors, including but not limited to the dollar amount and frequency of Fund trades. For purposes of these monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Pursuant to these policies and procedures, each Fund reserves the right to refuse any purchase or exchange request that, in the view of MCM, could adversely affect any Munder Fund or its operations, including any purchase or exchange request from any individual, group or account that is likely to engage in excessive trading, or any order that may be viewed as market-timing activity. If a Fund refuses a purchase or

S - 14

exchange request from a shareholder and that shareholder deems it necessary to redeem his or her account in the Fund, any CDSC that is applicable to such redemption transaction, as described in the Fund’s prospectus, will be assessed against those redemption proceeds.

The Funds will suspend or terminate any or all exchange privileges or suspend or terminate telephone and/or internet redemption privileges on accounts identified as engaging in excessive short-term trading or market timing activity in order to limit these types of trading practices. The Funds (other than a money market fund) also reserve the right in the future to limit the number of “round trip” exchanges an investor may make into and out of any Fund in order to discourage excessive short-term trading activities.

Although the Funds use a variety of methods to detect and deter excessive trading or market timing, the Funds cannot always know or reasonably detect such trading, particularly if it is facilitated by authorized financial intermediaries or done through omnibus account arrangements. The Funds’ ability to monitor and discourage market timing and excessive trading generally requires the cooperation of financial intermediaries to effectively implement policies and procedures with respect to accounts for which the Funds do not have sufficient identifying information. This cooperation cannot necessarily be assured. To the extent the Funds are able to identify market timing or excessive trading in these accounts, the Funds will use their reasonable and best efforts to uniformly apply their policies and procedures. However, there is no guarantee that this goal will be achieved. Finally, it is important to recognize that “market timing” and “excessive trading” are not clearly defined terms under applicable law. Consequently, trading activities that may not be considered by the management of the Munder Funds to be excessive or market timing could be interpreted differently by others and vice versa.

Short-Term Trading Fee

Consistent with the Funds’ policies and procedures, we may apply a 2% short-term trading fee if you redeem or exchange shares of the Asset Allocation Fund—Balanced, the Equity Funds or the International Bond Fund within 30 days of purchase. The fee will be applied based on net assets at the time of the transaction. Any applicable short-term trading fee is paid directly to the Fund from which you redeem or exchange your shares in order to, among other things, offset the costs of buying and selling securities. The fee, which is intended to discourage short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

The Funds will seek to apply short-term trading fees as uniformly as possible. Where operational limitations restrict the ability of the Funds to impose short-term trading fees or apply certain exemptions from the fees, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of short-term trading fees will vary. To the extent feasible, the following types of transactions will be exempt from short-term trading fees: shares purchased through the automatic reinvestment of dividend and capital gain distributions; shares redeemed to pay account-related fees; shares purchased through an automatic investment program or similar periodic investment plan; transactions associated

S - 15

with the automatic rebalancing of an account; shares purchased as a result of an employer contribution to a qualified retirement plan account; shares redeemed from shareholder accounts liquidated for failure to meet the minimum investment requirement; shares redeemed from a shareholder account for which the identity of the shareholder could not be determined within reasonable time after the account was opened; shares redeemed pursuant to a systematic withdrawal plan or similar periodic withdrawal plan; shares redeemed as part of a loan or hardship withdrawal from a qualified plan; shares redeemed to repay a loan from a qualified retirement account; shares redeemed for payment of involuntary fees; shares redeemed as part of a required distribution from a qualified retirement plan or IRA; shares redeemed upon the death or disability of an owner of record of an account; and any other involuntary redemption and/or exchange transactions, including those required by law or regulation, a regulatory agency, a court order, or as a result of a liquidation of a Fund by the Board of Trustees.

Accounts exempt from the imposition of short-term trading fees are: accounts held through omnibus and plan level retirement accounts for which third-party recordkeepers do not assess redemption fees on such accounts; accounts that hold omnibus share positions for the dealer, and the underlying dealer customer accounts, for which the dealer does not assess redemption fees on such accounts; accounts for which the beneficial owner is an asset allocation fund or funds (or similar pooled investment vehicle) that rebalances no more frequently than quarterly; and wrap fee program accounts for which the program sponsor has entered into a form of fee waiver agreement with the Funds. In addition, we reserve the right to waive the short-term trading fees in certain limited circumstances where the Funds determine the transaction does not pose the risks that the Funds’ policies and procedures are designed to mitigate. Such waivers are subject to the advance written approval of two officers of the Funds and are reported to the Board of Trustees.

S - 16

ADDITIONAL INFORMATION

Information relating to purchases and sales of shares of the Fund is provided in the Shareholder Guide, which is incorporated by reference into (and is considered a part of) this prospectus.

More information about the Fund is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund.

STATEMENT OF ADDITIONAL INFORMATION

The Fund’s Statement of Additional Information provides more detail about the Fund and its investment strategies, risks and restrictions. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (and is considered part of) this prospectus.

SHAREHOLDER INQUIRIES:

By e-mail:	fundcontact@munder.com

By telephone:	1-800-468-6337

By mail:	The Munder Funds

Attn: Secretary

480 Pierce Street

Birmingham, MI 48009

Distributor: Funds Distributor, Inc.

SEC File Number: 811-21294

TO OBTAIN INFORMATION:

By telephone:	1-800-438-5789

By mail:	The Munder Funds P.O. Box 9701 Providence, RI 02940-9701

By overnight delivery:	The Munder Funds 101 Sabin Street Pawtucket, RI 02860

By web:	www.munder.com

You may find more information about the Fund online. This website is not considered part of the prospectus.

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-0102.

PROTFMM1007

Munder Tax-Free Short & Intermediate Bond Fund

PROSPECTUS

October 31, 2007

Save paper and receive this

document electronically.

Sign up for electronic delivery at

www.munderfunds.com/edelivery

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

CLASS A SHARES

(MUTAX)

CLASS B SHARES

(MUTBX)

CLASS C SHARES

(MUTCX)

CLASS K SHARES

(MUTKX)

CLASS Y SHARES

(MUTYX)

Munder Tax-Free Short & Intermediate Bond Fund

CLASS A, B, C, K & Y SHARES

This prospectus describes the goal and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on the Fund’s other investment strategies and risks, please read the section entitled “More About the Fund.” Certain terms used in this prospectus are defined in the Glossary. Unless this prospectus expressly provides otherwise, each goal, strategy and policy of the Fund may be changed by action of the Board of Trustees without shareholder approval.

GOAL AND PRINCIPAL

INVESTMENT STRATEGIES

Goal

The Fund’s goal is to provide a competitive level of current interest income exempt from regular Federal income taxes and a total return which, over time, exceeds the return provided by tax-free money market instruments.

Principal Investment Strategies

The Fund pursues its goals by investing, under normal circumstances, at least 80% of its assets in bonds. This investment strategy may not be changed without 60 days’ prior notice.

The Fund is also subject to a “fundamental” investment policy, which cannot be changed without shareholder approval, that requires it to invest, under normal circumstances, at least 80% of its assets in securities the interest from which is exempt from regular Federal income tax. Investors should be aware that although certain of the Fund’s investments may be subject to the Federal alternative minimum tax for certain investors, no such securities are included in the Fund’s 80% policy described directly above. For the purposes of this policy, assets of the Fund means net assets plus the amount of any borrowing for investment purposes.

The Fund’s dollar-weighted average maturity will generally range between two and seven years.

The Fund will generally invest in municipal obligations that are rated Single A or better or, if unrated, are of comparable quality. The Fund may also invest in similar quality taxable bonds. Cash is typically invested in money market funds that primarily hold municipal obligations.

The Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may also enter into futures contracts.

All investments carry some degree of risk that will affect the value of the Fund’s portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

1

PRINCIPAL RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

-	Credit (or Default) Risk

An issuer of a bond may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can also affect the bond’s liquidity and make it more difficult for the Fund to sell.

-	Interest Rate Risk

An increase in prevailing interest rates will cause bonds held by the Fund to decline in value. When interest rates fall, the reverse is true. Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund’s share price will fluctuate in response to interest rate changes.

-	Prepayment Risk

The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as an asset-backed security or a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund’s income, total return and share price. Rates of prepayment, faster or slower than expected, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain types of mortgage-backed securities, such as collateralized mortgage obligations, may be more volatile and less liquid than other types of fixed income securities.

-	Money Market Funds Risk

When the Fund invests in a money market fund, the Fund will bear its pro rata share of the money market fund’s expenses, including advisory fees. These expenses are in addition to those the Fund bears in connection with its own operations. In addition, the Fund is subject to all of the risks of investment in each of the money market fund’s holdings.

-	Municipal Securities Risk

The yields of municipal securities may move differently and adversely compared to yields of the overall debt securities markets. There could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities and otherwise adversely affect the current federal or state tax status of municipal securities. Such changes also may adversely impact the value of municipal securities owned by the Fund and, as a result , the value of the Fund.

2

-	Investment Grade Securities Risk

Bonds are rated by nationally recognized statistical rating organizations (NRSROs). Securities rated investment grade (such as those rated BBB- or higher by S&P or Fitch or Baa3 or higher by Moody’s) are riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

-	When-Issued Securities and Delayed Delivery Risk

A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the counterparty may fail to deliver the security or cash on the settlement date.

-	Derivatives Risk

The Fund may suffer a loss from its use of futures contracts, which are forms of derivatives. The primary risk with futures is that small price movements can result in substantial gains or losses. Investments in derivatives also entail exposure to the credit risk of the derivative’s counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

3

PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund’s performance for each of the last 10 calendar years. The table shows how the Fund’s average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index and other selected indexes.

The annual returns in the bar chart are for the Fund’s oldest class of shares, Class K shares. If sales charges were reflected, returns would be less than those shown. Class A, Class B, Class C and Class Y shares, net of applicable sales charges, will have annual returns similar to those of Class K shares because all of the classes of shares are invested in the same portfolio of securities and have the same portfolio management. Because each class of share has different sales charges, distribution fees, and/or service fees and expenses, the performance of each class will differ. Please see the section entitled “Fees and Expenses.”

When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Munder Tax-Free Short & Intermediate Bond Fund CLASS K

TOTAL RETURN (%)

per calendar year

YTD through 9/30/07:	2.25%

Best Quarter:	3.44%	(quarter ended 6/30/02)
Worst Quarter:	(2.04)%	(quarter ended 6/30/04)

AVERAGE ANNUAL RETURNS

for periods ended December 31, 2006

	1 Year %	5 Years %	10 Years %	Since Inception %(1)
CLASS K
Return Before Taxes	2.35	2.61	3.45	4.55
Return After Taxes on Distributions	1.31	2.33	3.25	3.57
Return After Taxes on Distributions and Sale of Fund Shares	1.52	2.41	3.30	3.58
Lehman Muni Managed Short Index/5-Year G.O. Index(2) (reflects no deductions for fees, expenses or taxes)	3.02	3.13	4.09	5.16
Lehman Muni Managed Blended Index/5-Year G.O. Index(2) (reflects no deductions for fees, expenses or taxes)	3.38	3.77	4.50	5.41
Lehman Muni Blended Index/5-Year G.O. Index(2) (reflects no deductions for fees, expenses or taxes)	3.38	3.64	4.45	5.41

4

	1 Year %	5 Years %	10 Years %	Since Inception %(1)
CLASS A
Return Before Taxes	(1.82)	1.78	3.03	3.49
Lehman Muni Managed Short Index/5-Year G.O. Index(2) (reflects no deductions for fees, expenses or taxes)	3.02	3.13	4.09	4.45
Lehman Muni Managed Blended Index/5-Year G.O. Index(2) (reflects no deductions for fees, expenses or taxes)	3.38	3.77	4.50	4.81
Lehman Muni Blended Index/5-Year G.O. Index(2) (reflects no deductions for fees, expenses or taxes)	3.38	3.64	4.45	4.80
CLASS B
Return Before Taxes	(3.38)	1.50	2.69	2.83
Lehman Muni Managed Short Index(2) (reflects no deductions for fees, expenses or taxes)	3.02	3.13	4.09	4.21
Lehman Muni Managed Blended Index(2) (reflects no deductions for fees, expenses or taxes)	3.38	3.77	4.50	4.64
Lehman Muni Blended Index(2) (reflects no deductions for fees, expenses or taxes)	3.38	3.64	4.45	4.60
CLASS C
Return Before Taxes	0.58	1.85	—	2.49
Lehman Muni Managed Short Index(2) (reflects no deductions for fees, expenses or taxes)	3.02	3.13	—	3.92
Lehman Muni Managed Blended Index(2) (reflects no deductions for fees, expenses or taxes)	3.38	3.77	—	4.31
Lehman Muni Blended Index(2) (reflects no deductions for fees, expenses or taxes)	3.38	3.64	—	4.22
CLASS Y
Return Before Taxes	2.60	2.89	3.72	4.02
Lehman Muni Managed Short Index/5-Year G.O. Index(2) (reflects no deductions for fees, expenses or taxes)	3.02	3.13	4.09	4.42
Lehman Muni Managed Blended Index/5-Year G.O. Index(2) (reflects no deductions for fees, expenses or taxes)	3.38	3.77	4.50	4.79
Lehman Muni Blended Index/5-Year G.O. Index(2) (reflects no deductions for fees, expenses or taxes)	3.38	3.64	4.45	4.78

(1)	The inception dates for the Class K, Class A, Class B, Class C and Class Y shares are 2/9/87, 11/30/92, 5/16/96, 7/8/98 and 12/17/92, respectively. The index returns from inception for Class K, Class A, Class B, Class C and Class Y shares are from 2/1/87, 12/1/92, 6/1/96, 7/1/98 and 1/1/93, respectively.
(2)

In late August 2005, the Fund’s broad-based securities market index benchmark was changed from the Lehman Brothers Municipal Intermediate-Short Index to the Lehman Brothers Municipal Managed Money Short Term Index and the Fund began measuring its performance against a blended benchmark of 50% Lehman Brothers Municipal Managed Money Short Term Index and 50% Lehman Brothers Municipal Managed Money Short/Intermediate Index instead of a blended benchmark of 65% Lehman Brothers Municipal Short Index and 35% Lehman Brothers Municipal Intermediate Index. The “Lehman Muni Managed Blended Index” is a blended benchmark of 50% Lehman Brothers Municipal Managed Money Short Term Index and 50% Lehman Brothers Municipal Managed Money Short/Intermediate Index. The Lehman Brothers Municipal Managed Money Short Term and Short/Intermediate Indexes are rules-based, market-valued-weighted indexes that include fixed-rate, tax-exempt municipal bonds with at least $7 million outstanding, other than alternative minimum tax bonds and airline, hospital, housing, and tobacco bonds, which have maturities between one and five years or one and ten years, respectively, and which were issued within the last five years in transactions of at least $75 million, are rated at least Aa3/AA- or higher and have at least one year until maturity. The “Lehman Muni Blended Index” is a blended benchmark made up of the 50%/50% Lehman Muni Managed Blended Index blend for periods after 8/31/05 and a blend of 65% Lehman Brothers Municipal Short Index and 35% Lehman Brothers Municipal

5

Intermediate-Short Index for periods prior to 9/1/05. The Lehman Brothers Municipal Short and Intermediate-Short Indexes are total return benchmarks that include investment-grade, tax-exempt municipal bonds with at least $5 million outstanding that were issued in deals of at least $50 million and that have maturities between one and five years or between one and ten years, respectively. Index performance information is available for periods beginning on 7/1/93 or later. In all cases, where applicable, prior to 7/1/93 the Fund is compared to the Lehman Brothers 5-Year General Obligation Index, a performance benchmark for the short-term investment-grade tax-exempt bond market.

Average annual returns reflect the imposition of the maximum front-end or contingent deferred sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class K share. The after-tax returns for the Class A, Class B, Class C or Class Y shares will vary from those shown for the Class K shares because, as noted above and set forth below in the section entitled “Fees and Expenses,” each class of shares has different sales charges, distribution fees and/or service fees, and expenses.

Historical information regarding the Fund, including prior names and benchmarks, is included in the Fund’s Statement of Additional Information.

6

FEES & EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

SHAREHOLDER FEES paid directly from your investment	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class Y Shares
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)	4%(a)	None	None	None	None
Maximum Contingent Deferred Sales Charge (CDSC) (as a % of the lesser of original purchase price or redemption proceeds)	None(b)	5%(c)	1%(d)	None	None
Maximum Sales Charge (load) imposed on reinvested dividends	None	None	None	None	None
Redemption Fees	None	None	None	None	None
Exchange Fees	None	None	None	None	None

ANNUAL FUND OPERATING EXPENSES paid from Fund assets (as a % of net assets)	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class Y Shares
Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.00%
Non-12b-1 Service Plan Fees	0.00%	0.00%	0.00%	0.25%	0.00%
Other Expenses	0.39%	0.39%	0.39%	0.39%	0.39%
Acquired Fund Fees and Expenses (e)(f)	0.00%	0.00%	0.00%	0.00%	0.00%

Total Annual Fund Operating Expenses including Acquired Fund Fees and Expenses (f)	1.14%	1.89%	1.89%	1.14%	0.89%

(a)	The sales charge declines as the amount invested increases.
(b)	A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. If you redeem within one year of purchase Class A shares that were purchased with no initial sales charge as part of an investment of $1 million or more, a 1% CDSC may apply upon redemption.
(c)	The CDSC applies to redemptions of Class B shares within six years of purchase and declines over time.
(d)	The CDSC applies to redemptions of Class C shares within one year of purchase.
(e)	Acquired Fund Fees and Expenses reflect the pro-rata portion of the fees and expenses charged by any underlying funds in which the Fund may invest, including money market funds and ETFs.
(f)	Acquired Fund Fees and Expenses are less than 0.01% of the average net assets of the Fund.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A Shares	Class B Shares*		Class B Shares**		Class C Shares*	Class C Shares**	Class K Shares	Class Y Shares
1 Year	$512	$692		$192		$292	$192	$116	$91
3 Years	$748	$894		$594		$594	$594	$362	$284
5 Years	$1,003	$1,221		$1,021		$1,021	$1,021	$628	$493
10 Years	$1,731	$2,016	***	$2,016	***	$2,212	$2,212	$1,386	$1,096

*	Assumes you sold your shares at the end of the time period.
**	Assumes you stayed in the Fund.
***	Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) of the Fund on the first business day of the month following the eighth anniversary of issuance.

7

GLOSSARY

The Glossary explains certain terms used throughout this prospectus.

Fixed Income or Debt Securities, also known as bonds, are securities that pay interest at set times at either fixed, floating or variable rates, or which are issued at a discount to their principal amount instead of making periodic interest payments. Fixed income securities include corporate and municipal bonds, debentures and other similar corporate and municipal debt instruments, zero coupon bonds and variable amount master demand notes.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers’ acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. government securities.

Municipal Obligations are obligations of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities. They may be payable from the issuer’s general revenue, the revenue of a specific project, current revenues or a reserve fund.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS

In determining the rating of an investment, the Fund may rely on credit ratings issued by credit rating agencies registered with the SEC as nationally recognized statistical rating organizations (NRSROs). The following rating agencies are NRSROs:

Moody’s Investor Service, Inc. (Moody’s)

Fitch Ratings, Inc. (Fitch)

Standard & Poor’s Rating Services (S&P)

MORE ABOUT THE FUND

The following sections provide additional information about the Fund’s principal investment strategies and risks and describe certain other applicable investment strategies and risks. The Fund may also use other techniques and invest in other securities and is subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Fund’s principal investment strategies and principal risks please read the sections entitled “Goal and Principal Investment Strategies” and “Principal Risks” beginning on page 1 of this prospectus.

8

FURTHER INFORMATION REGARDING THE FUND’S PRINCIPAL INVESTMENT

STRATEGIES AND RISKS

INVESTMENT GRADE CREDIT RATINGS

A security is considered investment grade if, at the time of purchase, it is rated:

•	BBB- or higher by S&P;
•	Baa3 or higher by Moody’s; or
•	BBB- or higher by Fitch.

Whether or not a security is investment grade will be determined based on the ratings given by the NRSROs consulted by the Advisor. If more than two agencies have rated the security, the median rating will be used. If only two agencies have rated the security, the lower rating will be used. If a single agency has rated the security, that rating will be used.

-	Investment Strategy

Fixed income securities purchased by the Fund will generally be rated at least A- by S&P or Fitch or A3 by Moody’s, except that the Fund may also invest in unrated securities if the advisor believes they are comparable in quality. The Fund will invest in short-term instruments only if they (i) have short-term debt ratings in the top two categories by at least one nationally recognized statistical rating agency, (ii) are issued by an issuer with such ratings or (iii) if unrated, are of comparable quality.

-	Special Risks

Although securities rated BBB- by S&P or Fitch, or Baa3 by Moody’s are considered investment grade, they have certain speculative characteristics. Therefore, they may be subject to a higher risk of default than obligations with higher ratings. Subsequent to its purchase by the Fund, an unrated security may be rated, a rated security may cease to be rated or a rated security’s rating may be reduced. The advisor will consider such an event in determining whether the Fund should continue to hold the security.

MONEY MARKET FUNDS

Money market funds are investment companies that invest in short-term debt obligations.

-	Investment Strategy

The Fund may invest cash in money market funds that invest in the same type of obligations as the Fund. The Fund will not invest more than 5% of its assets in any one money market fund.

-	Special Risks

Although the money market funds in which the Fund will invest are not expected to generate taxable income, it is possible that they will.

MUNICIPAL OBLIGATIONS

Municipal obligations may include: (i) general obligation bonds issued for various public purposes and supported by the municipal issuer’s credit and taxing power; and (ii) revenue bonds whose principal and interest is payable only from the revenues of a particular project or facility.

9

-	Investment Strategy

The Fund will normally invest at least 80% of its net assets in municipal obligations.

-	Special Risks

Industrial revenue bonds depend on the credit standing of a private issuer and may be subject to the federal alternative minimum tax (AMT).

DERIVATIVES

Derivative instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options and interest rate swaps.

-	Investment Strategy

The Fund may, but is not required to, use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another), for managing certain risks (such as yield curve exposure, interest rate risk or credit risk), for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. Hedging may relate to a specific investment, a group of investments, or a Fund’s portfolio as a whole. The Fund will not use derivatives for speculative purposes.

There can be no assurance that the Fund will use derivatives to hedge any particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful.

-	Special Risks

The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

10

11

OTHER INVESTMENT

STRATEGIES AND RISKS

BORROWING

-	Investment Strategy

The Fund may borrow from banks in an amount up to 33 1/ 3% of the Fund’s assets, including the amount borrowed. The Fund may also issue a note evidencing a temporary loan (i.e., one that must be repaid within 60 days), as long as it does not exceed 5% of the Fund’s total assets.

-	Special Risks

Borrowings by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund’s net asset value will decline in value by proportionately more than the decline in value of the securities.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, the Fund may realize additional income gains or losses.

-	Investment Strategy

The Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 33 1/3% of the value of the Fund’s total assets (including the loan collateral).

-	Special Risks

The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

STATE-SPECIFIC OBLIGATIONS

-	Investment Strategy

The Fund may invest in municipal obligations issued by the State of Michigan and its political subdivisions.

-	Special Risks

Because the Fund may invest a significant portion of its assets in Michigan municipal securities, the Fund may be subject to additional risks compared to funds that invest more broadly in multiple states. Although Michigan has diversified its economy, the state is still heavily dependent upon certain industries, especially automobile manufacturing and related industries. Any downturn in these industries may adversely affect Michigan’s economy.

TEMPORARY AND DEFENSIVE INVESTING

The Fund may invest all or any portion of its assets in short-term obligations, such as U.S. government obligations, high-quality money market instruments, repurchase agreements with maturities of 13 months or less and exchange-traded funds.

-	Investment Strategy

The Fund may invest in short-term obligations, pending investment, in order to meet redemption requests or as a defensive measure in response to adverse market or economic conditions. The Fund may hold uninvested cash if, in the advisor’s opinion, suitable tax-exempt securities are not available. The Fund may also invest a portion of its assets in short-term money market instruments, the income from which is subject to Federal income tax.

-	Special Risks

The Fund may not achieve its investment objective when its assets are invested in short-term obligations.

VARIABLE AND FLOATING RATE INSTRUMENTS

Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These instruments include variable amount master demand notes.

-	Special Risks

As in the case of all fixed income securities, variable and floating rate instruments are subject to credit risk and interest rate risk.

ZERO COUPON BONDS

These are securities issued at a discount from their face value because interest payments are typically postponed until maturity.

-	Special Risks

The market prices of zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Fund’s investments in zero coupon bonds may require the Fund to sell some of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

PUBLICATION OF PORTFOLIO HOLDINGS

The Fund publishes a complete list of its portfolio holdings as of the end of each calendar month not earlier than 30 days after the end of such month on the Munder Funds website (www.munder.com) under the “All Holdings” link on the Fund’s Profile Page. The three most recent previously published month-end portfolio holdings lists can be accessed through the “Historical All Holdings” link on the Fund’s Profile Page. The Fund may also publish other information on the Fund’s Profile Page relating to its portfolio holdings (e.g., top ten holdings, sector information and other portfolio characteristic data) as of the end of the calendar month not earlier than 15 days after the end of such month. A description of the Fund’s policies and procedures with respect to the disclosure of information regarding the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

12

YOUR INVESTMENT

PURCHASING SHARES

You may purchase Class A shares of the Fund at the net asset value (NAV) next determined after your purchase order is received in proper form, plus any applicable sales charge.

You may purchase Class B, Class C, Class K or Class Y shares of the Fund at the NAV next determined after your purchase order is received in proper form.

Class B, Class K and Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding eligibility requirements.

Broker-dealers or financial intermediaries (other than the Fund’s distributor) may charge you additional fees for shares you purchase through them.

For information regarding policies and procedures associated with purchasing shares of the Fund, including minimum investment requirements, please see the Shareholder Guide.

EXCHANGING SHARES

You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs.

For information regarding policies and procedures associated with exchanging shares, please see the Shareholder Guide.

REDEEMING SHARES

You may redeem shares at the NAV next determined after your redemption request is received in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC).

For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the Shareholder Guide.

SHARE CLASS SELECTION

The Fund offers Class A, Class B, Class C, Class K and Class Y shares through this prospectus. A summary comparison of the various classes appears in the table on the following pages. Please see the Shareholder Guide for more information regarding each class of shares.

Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase, the intended length of your investment and your eligibility to purchase those shares. In estimating the costs of investing in a particular class of shares, you should consider both ongoing annual expenses, including applicable Rule 12b-1 distribution and service fees and/or other service fees as described in the section entitled “Distribution and Service Fees,” and any initial sales charge or CDSC.

13

Class A Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement or education savings plan.

Initial Sales Charge	Up to 4.00% (reduced for purchases of $100,000 or more, and eliminated for purchases of $1 million or more and certain categories of investors).

Contingent Deferred Sales Charge	None (except that a 1.00% charge applies on certain redemptions made within one year of a $1 million investment for which no sales charge was paid).

Distribution and/or Service Fees	Rule 12b-1 fees of 0.25% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	None

Conversion Feature	None

Class B Shares
Purchase Availability	Available to a limited group of investors for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge	Starts at 5.00% and declines to 0% six years after purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	$50,000

Conversion Feature	Automatic conversion to Class A shares on the first business day of the month following the eighth anniversary of issuance, reducing future annual expenses.*

Class C Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge	1.00% on redemptions made within one year of purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	$1 million

Conversion Feature	None

*	Please see the Statement of Additional Information for information regarding the conversion feature for Class B shares purchased prior to June 16, 2003.

14

Class K Shares
Purchase Availability	Available only through selected financial institutions. Not available for direct investment in the Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Service fees of 0.25% annually.

Initial Purchase Minimum	None

Purchase Maximum	None

Conversion Feature	None

Class Y Shares
Purchase Availability	Available only to institutional investors, investors purchasing through financial intermediaries, investors purchasing through retirement plans that meet certain conditions, and investors with specific relationships with Munder Capital Management or the Munder Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	None

Initial Purchase Minimum	$1 million (reduced or eliminated for certain categories of investors).

Purchase Maximum	None

Conversion Feature	None

APPLICABLE SALES CHARGES

Access to the following information is available through the Munder Funds website at www.munder.com under the “Sales Charges and Fees” link on the Fund’s Profile Page.

FRONT-END SALES CHARGE - CLASS A SHARES

You can purchase Class A shares at the offering price, which is the NAV plus an initial sales charge. Shares purchased through reinvestment of distributions are not subject to a sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are as follows:

	Sales Charge* as a Percentage of
	Offering Price %		Net Amount Invested %
Less than $100,000	4.00		4.17
$100,000 but less than $250,000	3.00		3.09
$250,000 but less than $500,000	2.00		2.04
$500,000 but less than $1,000,000	1.25		1.27
$1,000,000 or more	None	**	None	**

*	Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.
**	No initial sales charge applies on investments of $1 million or more; however, a CDSC of 1% is imposed on certain redemptions within one year of purchase.

15

SALES CHARGE WAIVERS AND REDUCTIONS - CLASS A SHARES

General

We will waive the initial sales charge on Class A shares for the following types of purchasers:

1.    investors that have an investment account with the Fund’s investment advisor;

2.    full-time employees and retired employees of the Fund’s investment advisor or its affiliates, employees of the Fund’s service providers, and immediate family members of the foregoing persons;

3.    registered broker-dealers, financial intermediaries, or their agents that have entered into selling agreements with the Fund’s distributor, if the shares are (a) purchased for their own accounts, (b) purchased for retirement plans of their employees or (c) sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;

4.    qualified employee benefit plans, employer-sponsored retirement plans and other employer-sponsored plans or accounts that meet certain criteria established by the Funds;

5.    individuals who reinvest distributions from a qualified retirement plan managed by the Fund’s investment advisor;

6.    individuals who reinvest the proceeds of redemptions from Class K or Class Y shares of another Munder Fund within 60 days of redemption;

7.    banks, trust companies and other financial institutions that trade for the accounts of their clients through the NSCC’s Trust Fund/SERV system;

8.    fee-based financial intermediaries or employee benefit plan consultants acting for the accounts of their clients; and

9.    qualified education savings plans established in accordance with Section 529 of the Internal Revenue Code.

You should inform the Funds or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies. The Funds or your broker or other financial intermediary may request additional information in order to verify your eligibility for the waiver.

For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions

You may qualify for reduced sales charges in the following cases:

Letter of Intent

If, over a 13-month period, you intend to purchase Class A shares of one or more Munder Funds that, in the aggregate, will total over $25,000, we will apply a sales charge to each of your purchases based on the aggregate level of investment. Sales charge reductions for Equity Funds (except the Index 500 Fund) begin when aggregate investments exceed $25,000. For the Index 500 Fund and all other Munder Funds, sales charge reductions begin when aggregate investments exceed $100,000.

To qualify, you must complete the Letter of Intent section of your Account Application or contact your broker or financial intermediary. By doing so, you indicate your non-binding intent to invest a certain amount over a 13-month period. Any sales charge on Class A shares you purchase during the 13 months will then be based on the total amount specified in your Letter of

16

Intent. You can apply the market value of any class of shares of non-money market Munder Funds you own at the time you establish your Letter of Intent toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid on purchasing any such eligible shares). You should inform the Funds that you have a Letter of Intent each time you make an investment.

Although you are not obligated to purchase the amount specified in your Letter of Intent, if you purchase less than the amount specified, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made.

Right of Accumulation

For purposes of calculating the sales charge applicable at the time of a Class A shares purchase, an individual shareholder may combine certain holdings and purchases, as described below. You may add to the amount of your purchase the market value of any class of shares of non-money market Munder Funds (regardless of the amount of any sales charge paid on such shares) already owned by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. When calculating the sales charge, you may also combine purchases of any class of shares of non-money market Munder Funds that are made by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary.

If you purchase shares directly from the Munder Funds, you should notify us to ensure you receive the proper reduction. If you purchase shares through a broker or other financial intermediary, you should consult with your broker or financial intermediary prior to making a purchase.

Additional Information

In order to obtain a sales charge reduction under a Letter of Intent or Right of Accumulation, you should inform the Funds or your broker or other financial intermediary at the time of purchase of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales charge reduction. You also may need to provide the Funds or your broker or other financial intermediary information such as account statements in order to verify your eligibility for the sales charge reduction. This may include, if applicable, information or records regarding:

-	shares of the Munder Fund(s) held in all accounts you may have with a broker or another financial intermediary; and
-	shares of the Munder Fund(s) held at any financial intermediary in accounts of family members, such as your spouse or minor children.

For further information on sales charge reductions, call (800) 438-5789.

CDSCs

You are subject to a CDSC when you redeem:

-	Class A shares purchased within one year of redemption as part of an investment of $1 million or more if a sales commission was paid at the time of investment;
-	Class B shares within six years of buying them; or
-	Class C shares within one year of buying them.

17

These time periods include the time you held Class A, Class B or Class C shares of another Munder Fund which you may have exchanged for Class A, Class B or Class C shares of the Tax-Free Short & Intermediate Bond Fund.

The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC.

The CDSC for Class A shares and Class C shares, if applicable, is 1.00%.

The CDSC schedule for Class B shares is set forth below.

Redemption	CDSC
Within One Year of Purchase	5.00%
Within Two Years of Purchase	4.00%
Within Three Years of Purchase	3.00%
Within Four Years of Purchase	3.00%
Within Five Years of Purchase	2.00%
Within Six Years of Purchase	1.00%
More than Six Years After Purchase	0.00%

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 per share (for a total cost of $10,000). Three and one-half years later, assume the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, i.e., 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate for redemptions made within four years of purchase).

CDSC WAIVERS

We will waive any otherwise applicable CDSC payable upon redemptions of Class B or Class C shares for:

-	redemptions made within one year after the death or permanent disability (as defined by the Social Security Administration) of a named owner in the account registration;
-	minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2; and
-

(Class B shares only) redemptions through a Systematic Withdrawal Plan (SWP) of up to 10% per year of an account’s NAV. For example, if your balance at the time a SWP is established is $12,000, you may establish a $100 monthly or $300 quarterly (or $1,200 annual for IRA or 403(b) accounts) SWP without being subject to a CDSC for the year. For more information about enrolling in a SWP, please see the Shareholder Guide.

Other waivers of the CDSC on Class B or Class C shares may apply. Please see the Fund’s Statement of Additional Information or call (800) 438-5789 for more details.

18

DISTRIBUTION AND SERVICE FEES

DISTRIBUTION AND SERVICE PLAN FEES

The Fund has a Distribution and Service Plan with respect to its Class A, Class B, Class C and Class K shares. The Plan permits the Fund to pay distribution and other fees for the sale of Class A, Class B and Class C shares and for services provided to shareholders of Class A, Class B, Class C and Class K shares.

Payments made under the Plan by Class A, Class B and Class C shares, but not payments made under the Plan by Class K shares, are made pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Fund may pay up to 0.25% of the average daily net assets of the Fund attributable to Class A, Class B, Class C and Class K shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.75% of the average daily net assets of the Fund attributable to Class B and Class C shares to finance activities relating to the distribution of those shares.

Because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of an investment in the Class A, Class B, Class C and Class K shares of Fund, and may cost you more than paying other types of sales charges.

OTHER PAYMENTS TO THIRD PARTIES

In addition to paying fees under the Fund’s Distribution and Service Plan, the Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor, for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Fund’s advisor or distributor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund, including affiliates of the advisor. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service and other fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Fund’s advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

In addition, while the Fund’s distributor typically pays to intermediaries most of the front-end sales charge applicable to sales of Fund shares by such intermediaries, the Fund’s distributor may on occasion pay the entire front-end sales charge to such intermediaries. For more information regarding these arrangements, please read “Additional Compensation Paid to Intermediaries” in the Statement of Additional Information.

19

From time to time, the Fund’s advisor or distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

VALUING FUND SHARES

The Fund’s NAV is calculated each day on which the New York Stock Exchange (NYSE) is open. The NAV per share is the value of a single Fund share. The Fund calculates NAV separately for each class. NAV is calculated by:

(1)	taking the total value of the Fund’s assets allocated to a particular class of shares,
(2)	subtracting the liabilities and expenses charged to that class, and
(3)	dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the Fund will accelerate its NAV calculation and transaction deadlines to that time.

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, and/or country specific information. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

In accordance with procedures established by the Board of Trustees to fair value the Fund’s securities, the advisor has established a pricing committee to serve as its formal oversight body for the valuation of the Fund’s securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees of the Fund at the next regularly scheduled quarterly meeting of the Board.

20

DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund’s net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund declares and pays dividend distributions, if any, monthly.

The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital, generally a non-taxable distribution to the extent of (and in reduction of) a shareholder’s basis in the Fund. You should treat any such distribution in excess of your basis in your shares as gain from a sale or exchange of the shares.

The Fund will generally pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application or notify the Fund by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS

Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

The Fund is designed to provide investors with current tax-exempt income. In order for the Fund to pay exempt-interest dividends with respect to any taxable year, at the close of each quarter of the Fund’s taxable year, at least 50% of the value of the Fund’s assets must consist of tax-exempt municipal obligations (the Fund expects to do so). Although exempt-interest dividends are exempt from regular federal income tax, they may be subject to the alternative minimum tax. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. The Fund expects that a portion of its dividend distributions will be subject to federal income tax. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions (other than exempt-interest

21

dividends) and short-term capital gains generally will be taxed as ordinary income. Because all or nearly all of the Fund’s income is from interest, distributions will not be eligible for the 15% rate on dividends. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares. Recently enacted legislation generally provides for a maximum tax rate of 15% on long-term gains from sales made by the Fund.

Taxable distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES OR EXCHANGES

If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you may, subject to certain restrictions, recognize a taxable loss on the sale of shares of the Fund.

OTHER CONSIDERATIONS

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a distribution, which may be taxable.

If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

Founded in 1985, Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009, is the investment advisor of the Fund. As of June 30, 2007, MCM had approximately $29.6 billion in assets under management, made up of $12.3 billion in actively managed equity securities, $5.6 billion in fixed income securities and $11.7 billion in cash management assets.

MCM provides overall investment management for the Fund, and research and credit analysis concerning the Fund’s

22

portfolio securities and is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended June 30, 2007, the Fund paid an advisory fee at an annual rate of 0.50% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund is available in the Fund’s Annual Report dated June 30, 2007.

PORTFOLIO MANAGEMENT TEAM

The Fund is co-managed by Roger A. Soderstrom and Adam C. Thayer. Mr. Soderstrom is primarily responsible for the day-to-day management of the Fund’s assets. He determines the strategy for the Fund and initiates trades. Mr. Thayer provides analytical support and assists in trading.

Roger A. Soderstrom, Senior Portfolio Manager, has been co-manager of the Fund since 1999. Mr. Soderstrom also co-manages the Munder Tax-Free Money Market Fund. His other responsibilities include overseeing the trading of tax-exempt fixed income securities and managing taxable client portfolios. He is a member of MCM’s insurance asset management group. Mr. Soderstrom joined MCM in 1997.

Adam C. Thayer, CFA, Assistant Portfolio Manager, has been co-manager of the Fund since 2003. He is also co-manager for the Munder Tax-Free Money Market Fund. Since joining MCM in 2000, Mr. Thayer has assisted in trading and managing fixed income securities for tax-exempt trust accounts as well as taxable client portfolios.

Additional information about the compensation of members of the portfolio management team, other accounts managed by these individuals, and their ownership of securities in the Fund is available in the Fund’s Statement of Additional Information.

23

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report along with the Fund’s financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. Our website, www.munder.com, contains the Fund’s most recent annual and semi-annual reports. You may also obtain the annual and semi-annual reports and Statement of Additional Information without charge by calling (800) 438-5789.

TAX-FREE SHORT & INTERMEDIATE BOND FUND(a) (CLASS A)	Year Ended 6/30/07(b) Class A	Year Ended 6/30/06(b) Class A	Year Ended 6/30/05 Class A	Year Ended 6/30/04(b) Class A		Year Ended 6/30/03(b) Class A
Net asset value, beginning of period	$9.96	$10.32	$10.32	$10.67		$10.54

Income/(loss) from investment operations:
Net investment income	0.29	0.29	0.30	0.27		0.33
Net realized and unrealized gain/(loss) on investments	(0.01)	(0.34)	(0.01)	(0.35)		0.22

Total from investment operations	0.28	(0.05)	0.29	(0.08)		0.55

Less distributions:
Dividends from net investment income	(0.30)	(0.31)	(0.29)	(0.27)		(0.33)
Distributions from net realized gains	—	—	—	(0.00	)(c)	(0.09)

Total distributions	(0.30)	(0.31)	(0.29)	(0.27)		(0.42)

Net asset value, end of period	$9.94	$9.96	$10.32	$10.32		$10.67

Total return (d)	2.80%	(0.53)%	2.86%	(0.75)%		5.29%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7,769	$12,865	$9,620	$13,414		$28,980
Ratio of operating expenses to average net assets	1.14%	1.11%	0.87%	1.04%		1.02%
Ratio of net investment income to average net assets	2.93%	2.82%	2.85%	2.52%		3.11%
Portfolio turnover rate	2%	9%	10%	23%		15%
Ratio of operating expenses to average net assets without expense reimbursements	1.14%	1.11%	1.06%	1.04%		1.02%

(a)	The Munder Tax-Free Short & Intermediate Bond Fund Class A Shares commenced operations on November 30, 1992.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount represents less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

24

TAX-FREE SHORT & INTERMEDIATE BOND FUND(a) (CLASS B)	Year Ended 6/30/07(b) Class B	Year Ended 6/30/06(b) Class B	Year Ended 6/30/05 Class B	Year Ended 6/30/04(b) Class B		Year Ended 6/30/03(b) Class B
Net asset value, beginning of period	$9.95	$10.30	$10.30	$10.65		$10.53

Income/(loss) from investment operations:
Net investment income	0.22	0.21	0.21	0.19		0.25
Net realized and unrealized gain/(loss) on investments	(0.02)	(0.33)	0.00 (c)	(0.35)		0.21

Total from investment operations	0.20	(0.12)	0.21	(0.16)		0.46

Less distributions:
Dividends from net investment income	(0.22)	(0.23)	(0.21)	(0.19)		(0.25)
Distributions from net realized gains	—	—	—	(0.00	)(c)	(0.09)

Total distributions	(0.22)	(0.23)	(0.21)	(0.19)		(0.34)

Net asset value, end of period	$9.93	$9.95	$10.30	$10.30		$10.65

Total return (d)	2.04%	(1.18)%	2.09%	(1.49)%		4.41%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$638	$1,317	$2,394	$4,005		$5,926
Ratio of operating expenses to average net assets	1.89%	1.85%	1.62%	1.79%		1.77%
Ratio of net investment income to average net assets	2.17%	2.04%	2.08%	1.77%		2.36%
Portfolio turnover rate	2%	9%	10%	23%		15%
Ratio of operating expenses to average net assets without expense reimbursements	1.89%	1.85%	1.81%	1.79%		1.77%

(a)	The Munder Tax-Free Short & Intermediate Bond Fund Class B Shares commenced operations on May 16, 1996.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount represents less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

25

TAX-FREE SHORT & INTERMEDIATE BOND FUND(a) (CLASS C)	Year Ended 6/30/07(b) Class C	Year Ended 6/30/06(b) Class C	Year Ended 6/30/05 Class C	Year Ended 6/30/04(b) Class C		Year Ended 6/30/03(b) Class C
Net asset value, beginning of period	$10.03	$10.39	$10.38	$10.74		$10.61

Income/(loss) from investment operations:
Net investment income	0.22	0.21	0.22	0.19		0.25
Net realized and unrealized gain/(loss) on investments	(0.02)	(0.34)	0.00 (c)	(0.36)		0.22

Total from investment operations	0.20	(0.13)	0.22	(0.17)		0.47

Less distributions:
Dividends from net investment income	(0.22)	(0.23)	(0.21)	(0.19)		(0.25)
Distributions from net realized gains	—	—	—	(0.00	)(c)	(0.09)

Total distributions	(0.22)	(0.23)	(0.21)	(0.19)		(0.34)

Net asset value, end of period	$10.01	$10.03	$10.39	$10.38		$10.74

Total return (d)	2.02%	(1.27)%	2.17%	(1.57)%		4.48%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,494	$3,707	$4,178	$7,136		$8,313
Ratio of operating expenses to average net assets	1.89%	1.86%	1.62%	1.79%		1.77%
Ratio of net investment income to average net assets	2.18%	2.06%	2.08%	1.77%		2.36%
Portfolio turnover rate	2%	9%	10%	23%		15%
Ratio of operating expenses to average net assets without expense reimbursements	1.89%	1.86%	1.81%	1.79%		1.77%

(a)	The Munder Tax-Free Short & Intermediate Bond Fund Class C Shares commenced operations on July 8, 1998.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount represents less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

26

TAX-FREE SHORT & INTERMEDIATE BOND FUND(a) (CLASS K)	Year Ended 6/30/07(b) Class K	Year Ended 6/30/06(b) Class K	Year Ended 6/30/05 Class K	Year Ended 6/30/04(b) Class K		Year Ended 6/30/03(b) Class K
Net asset value, beginning of period	$9.96	$10.32	$10.31	$10.67		$10.55

Income/(loss) from investment operations:
Net investment income	0.29	0.28	0.30	0.27		0.33
Net realized and unrealized gain/(loss) on investments	(0.01)	(0.33)	0.00 (c)	(0.36)		0.21

Total from investment operations	0.28	(0.05)	0.30	(0.09)		0.54

Less distributions:
Dividends from net investment income	(0.30)	(0.31)	(0.29)	(0.27)		(0.33)
Distributions from net realized gains	—	—	—	(0.00	)(c)	(0.09)

Total distributions	(0.30)	(0.31)	(0.29)	(0.27)		(0.42)

Net asset value, end of period	$9.94	$9.96	$10.32	$10.31		$10.67

Total return (d)	2.80%	(0.53)%	2.96%	(0.84)%		5.19%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$86,404	$117,980	$145,878	$173,952		$148,315
Ratio of operating expenses to average net assets	1.14%	1.10%	0.87%	1.04%		1.02%
Ratio of net investment income to average net assets	2.93%	2.81%	2.86%	2.52%		3.11%
Portfolio turnover rate	2%	9%	10%	23%		15%
Ratio of operating expenses to average net assets without expense reimbursements	1.14%	1.10%	1.06%	1.04%		1.02%

(a)	The Munder Tax-Free Short & Intermediate Bond Fund Class K Shares commenced operations on February 9, 1987.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount represents less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated.

27

TAX-FREE SHORT & INTERMEDIATE BOND FUND(a) (CLASS Y)	Year Ended 6/30/07(b) Class Y	Year Ended 6/30/06(b) Class Y	Year Ended 6/30/05 Class Y	Year Ended 6/30/04(b) Class Y		Year Ended 6/30/03(b) Class Y
Net asset value, beginning of period	$9.97	$10.33	$10.32	$10.68		$10.55

Income/(loss) from investment operations:
Net investment income	0.32	0.31	0.32	0.29		0.36
Net realized and unrealized gain/(loss) on investments	(0.02)	(0.34)	0.01	(0.35)		0.22

Total from investment operations	0.30	(0.03)	0.33	(0.06)		0.58

Less distributions:
Dividends from net investment income	(0.32)	(0.33)	(0.32)	(0.30)		(0.36)
Distributions from net realized gains	—	—	—	(0.00	)(c)	(0.09)

Total distributions	(0.32)	(0.33)	(0.32)	(0.30)		(0.45)

Net asset value, end of period	$9.95	$9.97	$10.33	$10.32		$10.68

Total return (d)	3.05%	(0.28)%	3.22%	(0.60)%		5.55%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,196	$2,930	$2,897	$2,777		$2,615
Ratio of operating expenses to average net assets	0.89%	0.86%	0.62%	0.79%		0.77%
Ratio of net investment income to average net assets	3.18%	3.06%	3.12%	2.77%		3.36%
Portfolio turnover rate	2%	9%	10%	23%		15%
Ratio of operating expenses to average net assets without expense reimbursements	0.89%	0.86%	0.81%	0.79%		0.77%

(a)	The Munder Tax-Free Short & Intermediate Bond Fund Class Y Shares commenced operations on December 17, 1992.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount represents less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated.

28

SHAREHOLDER GUIDE

Dated October 31, 2007

The Shareholder Guide provides information regarding the purchase, redemption and exchange of shares of the Munder Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Munder Funds Class A, B, C, I, K, R & Y shares Prospectuses dated October 31, 2007. Not all Funds offer all classes of shares.

HOW TO REACH THE FUNDS

CONTACT SHAREHOLDER SERVICES

For account inquiries or information, literature, forms, etc.:

By telephone:

1-800-438-5789

By mail:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

By overnight delivery:	The Munder Funds

101 Sabin Street Pawtucket, RI 02860

For other inquiries or complaints:

By telephone:

1-800-468-6337

By mail:

The Munder Funds

Attn: Secretary

480 Pierce St. Birmingham, MI 48009

By e-mail:	fundcontact@munder.com

PURCHASE INFORMATION

WHO MAY PURCHASE SHARES

Class A & Class C Shares

All investors are eligible to purchase Class A or Class C shares.

Class B Shares

Class B Shares of the Munder Funds are available for purchase only as follows:

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B shares of a Munder Fund in additional Class B shares of that Fund;

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase Class B shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a

S - 1

trust for which the existing registered owner is the trustee or beneficiary;
-

401(k) retirement plans (and other similar group retirement plans) that offered Class B shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B shares of that Munder Fund and may purchase additional Class B shares of that Fund in existing participant accounts;

-

401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B shares of a Munder Fund as an investment option, may open participant accounts in Class B shares of that Fund; and

-

Any client or customer of a broker, financial intermediary or other financial institution that (i) received a sales presentation within the six months prior to February 28, 2007 that included Class B shares of one or more Munder Funds as an investment option and (ii) was identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B shares of a Munder Fund may purchase Class B shares.

If all Class B shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in this Shareholder Guide, then the shareholder’s account will be closed. Such former holders of Class B shares will not be able to buy additional Class B shares or reopen a Class B shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in this Shareholder Guide.

The Munder Funds reserve the right to revise the scope of the limited offering described above or to change these policies at any time.

Class K Shares

Customers (and their immediate family members) of banks and other institutions that have entered into agreements with the Funds to provide shareholder services for Class K shareholders may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. Financial institutions (or their nominees) acting on behalf of their customers, will normally be the holders of record of Fund shares and will reflect their customers’ beneficial ownership of shares in the account statements provided by them to their customers.

The Funds may refuse any purchase orders from ineligible investors who select Class K shares.

Class R Shares

Investors may purchase Class R shares only through participation in certain programs where program-level or omnibus accounts are held on the books of the Funds, including without limitation:

-	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit

S - 2

sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans; and
-	Managed account programs sponsored by a broker-dealer, registered investment adviser or bank trust department.

The Funds may refuse any purchase orders from ineligible investors who select Class R shares.

Class Y Shares

Only the following investors may purchase Class Y shares:

-

institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; and investment companies);

-	investment advisors, broker-dealers and other financial intermediaries acting for their own accounts or for the accounts of their clients;
-	Trustees and officers of the Munder Funds and their immediate family members;
-	employees and retired employees of the Funds’ investment advisor;
-	Munder Capital Management’s investment advisory clients; and
-	immediate family members of employees of the Funds’ investment advisor.

The Funds may refuse any purchase orders from ineligible investors who select Class Y shares.

Class I Shares

Individual investors and institutional investors may purchase Class I shares.

METHODS FOR PURCHASING SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Intermediary and/or Financial Institution

Any broker, financial intermediary or other financial institution authorized by the Munder Funds or the Funds’ distributor can sell you shares of the Funds. Please note that brokers, financial intermediaries or other financial institutions may charge you fees in connection with purchases of shares. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail

For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

You must also specify the Fund and class of shares you wish to purchase on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase may be refused or you may be invested in Class A shares, if offered.

S - 3

For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for the amount of your investment to the address listed above. We reserve the right to refuse investments of less than $50 and any form of payment, including without limitation cash, temporary checks, credit cards or third-party checks.

By Wire

For new accounts, you must complete, sign and mail an Account Application to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below. To obtain an Account Application, your account number or more information, call (800) 438-5789.

Wire Instructions

Bank ABA/Routing #: 031000053

Bank Account Number: 8606905396

Bank Account Name: The Munder Funds

RFB: (Fund Name and Class)

OBI: (Your Name and Acct #)

You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer (EFT)

For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Account Application with the Banking Information section completed and you must not decline your EFT purchase privilege. Once your account has been established, you can make investments by EFT.

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or visit www.munder.com to establish an Internet login and password for online transactions.

Please note that EFT transactions usually require two days to complete.

Through the Automatic Investment Plan (AIP)

Under an AIP, you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP without notice if your bank account has insufficient funds at the time of a scheduled deduction or for any other reason on 30 days’ written notice to you.

POLICIES FOR PURCHASING SHARES

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial

S - 4

institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

-	Name;

-	Date of birth (for individuals);

-	Residential or business street address (although post office boxes are still permitted for mailing); and

-	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, we may restrict your ability to purchase additional shares of a Fund until your identity is verified. We may also close your account or take other appropriate action if we are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed (less any applicable CDSC). In addition, you will not be entitled to recoup from the Funds any sales charges paid in connection with your purchase of Fund shares. Any otherwise applicable short-term trading fee will not, however, be assessed on accounts that are closed for this reason.

Investment Minimums

(Class A, B & C Shares)

With respect to any Class A, B or C shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class A, Class B and Class C shares is $2,500 per Fund for all accounts, with the following exceptions. The minimum initial investment for all types of Individual Retirement Accounts (IRAs), Education Savings Accounts (ESAs), 403(b), Uniform Gifts to Minors Act (UGMA) and Uniform Transfer to Minors Act (UTMA) accounts is $500. Subsequent investments of less than $50 per Fund for all account types may be refused. If you use the Automatic Investment Plan (AIP), the minimum initial and subsequent investment per Fund is $50.

Investment minimums do not apply to purchases made through eligible retirement plans (or similar group accounts) or eligible wrap-fee programs (or similar programs). For this purpose, “eligible

S - 5

retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees. “Eligible wrap-fee and similar programs” are those which have been approved by an officer of the Fund.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

If you wish to invest more than $50,000, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A or Class C shares. If you wish to invest more than $1 million, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A shares.

Investment Minimums

(Class K & R Shares)

There is no minimum initial or subsequent investment for Class K or Class R shares.

Investment Minimums (Class Y Shares)

With respect to any Class Y shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class Y shares is $1 million per Fund for each Class Y shares account.

A reduced initial investment minimum of $2,500 applies to investments made by clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds.

Investment minimums do not apply to purchases made through eligible retirement plans or similar group accounts. For this purpose, “eligible retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees.

Investment minimums do not apply to clients in wrap-fee programs or other asset-based advisory fee programs, where the sponsor has entered into a written agreement with the Funds to offer Class Y shares through the applicable program.

S - 6

Investment minimums do not apply to investments made by Trustees or officers of the Munder Funds or their immediate family members, employees of Munder Capital Management or their immediate family members, retired officers or employees of Munder Capital Management, or investment advisory clients of Munder Capital Management.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

Investment Minimums (Class I Shares)

Except as provided below, the minimum initial investment for Class I shares is $2 million per Fund for each Class I shares account.

Investment minimums do not apply to accounts held through an intermediary that maintains aggregate assets on behalf of its clients in a Fund equivalent to $10 million or greater and an average account size in the Fund equivalent to $200,000 or greater.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Accounts Below Minimums

For each account that you own, if your investment in Class A, Class B or Class C shares of a Fund does not meet the applicable account minimum, or you cease AIP contributions before reaching the applicable account minimum, you may increase your balance to that level (either by a single investment or through the AIP) or that Fund account may be charged a quarterly servicing fee of $6.

Exemptions from this fee apply to accounts held through brokers, financial intermediaries and other financial institutions that hold shares in street name or omnibus positions or through registered securities clearing agents.

To the extent feasible, we may waive low account balance fees on Class A or Class B shares accounts that do not meet the applicable amount minimum as a result of the par conversion of a Class B shares account to a Class A shares account. In addition, we reserve the right, in our sole discretion, to waive the imposition of this fee.

We further reserve the right, upon 30 days’ advance written notice, to redeem your Class A, Class B or Class C shares account (and forward the redemption proceeds to you) if its value is below the applicable minimum or to redeem your Class Y shares account if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice. Any otherwise applicable contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 30 days of your purchase.

Timing of Orders

Purchase orders must be received by the Funds or an authorized agent of the Funds, such as the Funds’ distributor or transfer agent, authorized dealer or third-party

S - 7

administrator, or other authorized financial intermediary, before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day’s NAV. Purchase orders received after that time will be accepted as of the next business day and will receive the NAV for the next business day.

REDEMPTION INFORMATION

METHODS FOR REDEEMING SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone

If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Funds must receive a redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet

If you did not decline the online redemption privilege on your Account Application and you have established an internet Personal

S - 8

Identification Number (PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

As with redemptions by telephone, the Funds must receive an online redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make internet redemptions from an IRA, ESA or 403(b) account.

Through the Systematic Withdrawal Plan (SWP)

If you have an account value of $5,000 or more in a Fund, you may redeem Class A, Class B or Class C shares on a monthly or quarterly basis. For IRA or 403(b) accounts, you may make redemptions on a monthly, quarterly or annual basis. In either case, the minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds. You may change or cancel a SWP at any time upon notice to the Funds. If you pay a sales charge on the purchase of Class A shares, you should not participate in a SWP. In addition, any applicable CDSC will be charged upon redemption of Class A, Class B or Class C shares.

By Writing a Check

Free checkwriting is available to Class A and Class Y shareholders of the Taxable Income Funds (other than the International Bond Fund), Tax-Free Income Funds and Money Market Funds who complete a Checkwriting Authorization Form and return it to us. Checks that are written in amounts less than $500 may be refused. You may not close a Fund account by writing a check. We may change or terminate this program on 30 days’ advance written notice to you.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent

In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). Please call (800) 438-5789 to determine the requirements for providing other instructions.

If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these methods.

Short-Term Trading Fee

A short-term trading fee may apply to redemptions of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

S - 9

Medallion Signature Guarantee

For your protection, a medallion signature guarantee is required for the following Class A, Class B and Class C redemption requests:

-	redemption proceeds greater than $50,000;
-	redemption proceeds not being made payable to the record owner of the account;
-	redemption proceeds not being mailed to the address of record on the account;
-	redemption proceeds being mailed to address of record that has changed within the last 30 days;
-	redemption proceeds being transferred to another Munder Fund account with a different registration;
-	change in ownership or registration of the account; or
-	changes to banking information without a voided check being supplied.

We reserve the right to require a medallion signature guarantee for other types of redemption requests, including Class K, Class R or Class Y share redemptions.

When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Financial Institutions

Shares held through a financial institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties

During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.

EXCHANGE INFORMATION

METHODS FOR EXCHANGING SHARES

Shareholders may exchange Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

S - 10

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration. All exchange requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

By Telephone

If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

By Internet

If you did not decline the online exchange privilege on your Account Application and you have established an internet Personal Identification Number (PIN), you may exchange shares by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

POLICIES FOR EXCHANGING SHARES

-	You may exchange your Fund shares for shares of the same class of other Munder Funds (if offered) based on their relative NAVs.

-

If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange. When Class A shares of a Munder Fund that were issued without the imposition of a sales charge are exchanged for Class A shares of another Munder Fund, you must pay any applicable sales charge at the time of the exchange unless you otherwise qualify for a waiver of the sales charge.

-

Class A shares of a money market fund that (1) were acquired through the use of the exchange privilege and (2) can be traced back to a purchase of one or more Munder Funds for which a sales charge was paid, may be exchanged for Class A shares of a Fund at NAV.

-	Class A, Class B and Class C shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

-	You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

-	A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

S - 11

-

Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker, financial intermediary or other financial institution or by calling the Munder Funds at (800) 438-5789.

-	Brokers or financial intermediaries may charge you a fee for handling exchanges.

-	We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Short-Term Trading Fee

A short-term trading fee may apply to exchanges of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES

AND REDEMPTIONS

-

We consider purchase, exchange or redemption orders to be in “proper form” when we receive all required information, including properly completed and signed documents. We may reject any requests that are not in proper form.

-	We reserve the right to reject any purchase order, including exchanges from other Munder Funds.

-	At any time, we may change any of our purchase, redemption or exchange practices or privileges, and may suspend the sale of Fund shares.

-	We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

-	To limit the Funds’ expenses, we no longer issue share certificates.

-	We may temporarily stop redeeming shares if:

(i)	the NYSE is closed;

(ii)	trading on the NYSE is restricted;

(iii)	an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

(iv)	the SEC orders the Fund to suspend redemptions.

-

We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor’s account, neither the Funds, Munder Capital Management, the Funds’ distributor nor the Funds’ transfer agent or any of their affiliates, officers or directors will be held responsible for any losses resulting from unauthorized transactions.

-	If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the

S - 12

account. If your account has been set up by a broker, financial intermediary or other financial institution, account activity will be detailed in their statements to you. Brokers, financial intermediaries and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

-	Brokers, financial intermediaries and other financial institutions may charge their customers a processing fee in connection with the purchase or redemption of Fund shares.

-

Normally we send redemption amounts to you on the next business day (but not more than seven days) after we receive your request in proper form, except as described below in the case of shares purchased by check. Same-day processing is available only for the Money Market Funds, provided we receive notice of the trade prior to the applicable cut-off time (see below).

-

If we receive notice of your intent to process a same-day trade and your purchase order for the Cash Investment Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 2:45 p.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 2:45 p.m. (Eastern time), you will receive dividends for that day.

If we receive notice of your intent to process a same-day trade and your purchase order for the Tax-Free Money Market Fund is received in proper form before 11:30 a.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 11:30 a.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 11:30 a.m. (Eastern time), you will receive dividends for that day.

-	We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

SHAREHOLDER PRIVILEGES

Reinstatement Privilege

For 60 days after you sell Class A, Class B or Class C shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge). This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A, B or C shares that were subject to a CDSC when redeemed. The Class A shares purchased under this privilege must be held in an account registered in the same name as the account from which the shares were redeemed and the amount being reinvested must be at least the required minimum investment amount. You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial intermediary must notify the Funds at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

S - 13

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

AND SHORT-TERM TRADING FEE

Policies and Procedures

The Funds are not intended to serve as vehicles for short-term trading. By realizing profits through short-term trading, investors that engage in rapid purchases and sales or exchanges of a Fund’s shares may dilute the value of shares held by long-term investors. Volatility resulting from excessive purchases and sales or exchanges of a Fund’s shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity resulting from market timing. Excessive purchases and sales or exchanges of a Fund’s shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity, which could cause the Fund to incur increased brokerage costs and to realize taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level volatility and investment volatility that is associated with patterns of excessive short-term trading activity. Any increased costs are borne by all Fund shareholders, including long-term investors who do not cause such costs to be incurred. All of these factors may adversely affect Fund performance. Funds investing in securities that are thinly traded, trade infrequently, or are more difficult to value (such as foreign securities, high yield debt securities and small-cap securities) may attract investors seeking to profit from short-term trading strategies that attempt to exploit the special valuation issues applicable to these types of securities to a greater degree than other types of securities. With respect to the Cash Investment Fund, a money market fund that attempts to maintain a stable net asset value, short-term trading does not generally pose the same issue for that Fund as for other Munder Funds.

The Board of Trustees of the Munder Funds has adopted policies and procedures to monitor for, and to discourage and take reasonable steps to prevent or minimize, investors from engaging in frequent purchases and redemptions of shares of the Munder Funds, to the extent deemed reasonable and practicable. The Funds will seek to apply these policies and procedures as uniformly as practicable.

The Munder Funds’ policies and procedures for identifying excessive short-term trading and market timing activities take into account a number of factors, including but not limited to the dollar amount and frequency of Fund trades. For purposes of these monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Pursuant to these policies and procedures, each Fund reserves the right to refuse any purchase or exchange request that, in the view of MCM, could adversely affect any Munder Fund or its operations, including any purchase or exchange request from any individual, group or account that is likely to engage in excessive trading, or any order that may be viewed as market-timing activity. If a Fund refuses a purchase or

S - 14

exchange request from a shareholder and that shareholder deems it necessary to redeem his or her account in the Fund, any CDSC that is applicable to such redemption transaction, as described in the Fund’s prospectus, will be assessed against those redemption proceeds.

The Funds will suspend or terminate any or all exchange privileges or suspend or terminate telephone and/or internet redemption privileges on accounts identified as engaging in excessive short-term trading or market timing activity in order to limit these types of trading practices. The Funds (other than a money market fund) also reserve the right in the future to limit the number of “round trip” exchanges an investor may make into and out of any Fund in order to discourage excessive short-term trading activities.

Although the Funds use a variety of methods to detect and deter excessive trading or market timing, the Funds cannot always know or reasonably detect such trading, particularly if it is facilitated by authorized financial intermediaries or done through omnibus account arrangements. The Funds’ ability to monitor and discourage market timing and excessive trading generally requires the cooperation of financial intermediaries to effectively implement policies and procedures with respect to accounts for which the Funds do not have sufficient identifying information. This cooperation cannot necessarily be assured. To the extent the Funds are able to identify market timing or excessive trading in these accounts, the Funds will use their reasonable and best efforts to uniformly apply their policies and procedures. However, there is no guarantee that this goal will be achieved. Finally, it is important to recognize that “market timing” and “excessive trading” are not clearly defined terms under applicable law. Consequently, trading activities that may not be considered by the management of the Munder Funds to be excessive or market timing could be interpreted differently by others and vice versa.

Short-Term Trading Fee

Consistent with the Funds’ policies and procedures, we may apply a 2% short-term trading fee if you redeem or exchange shares of the Asset Allocation Fund—Balanced, the Equity Funds or the International Bond Fund within 30 days of purchase. The fee will be applied based on net assets at the time of the transaction. Any applicable short-term trading fee is paid directly to the Fund from which you redeem or exchange your shares in order to, among other things, offset the costs of buying and selling securities. The fee, which is intended to discourage short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

The Funds will seek to apply short-term trading fees as uniformly as possible. Where operational limitations restrict the ability of the Funds to impose short-term trading fees or apply certain exemptions from the fees, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of short-term trading fees will vary. To the extent feasible, the following types of transactions will be exempt from short-term trading fees: shares purchased through the automatic reinvestment of dividend and capital gain distributions; shares redeemed to pay account-related fees; shares purchased through an automatic investment program or similar periodic investment plan; transactions associated

S - 15

with the automatic rebalancing of an account; shares purchased as a result of an employer contribution to a qualified retirement plan account; shares redeemed from shareholder accounts liquidated for failure to meet the minimum investment requirement; shares redeemed from a shareholder account for which the identity of the shareholder could not be determined within reasonable time after the account was opened; shares redeemed pursuant to a systematic withdrawal plan or similar periodic withdrawal plan; shares redeemed as part of a loan or hardship withdrawal from a qualified plan; shares redeemed to repay a loan from a qualified retirement account; shares redeemed for payment of involuntary fees; shares redeemed as part of a required distribution from a qualified retirement plan or IRA; shares redeemed upon the death or disability of an owner of record of an account; and any other involuntary redemption and/or exchange transactions, including those required by law or regulation, a regulatory agency, a court order, or as a result of a liquidation of a Fund by the Board of Trustees.

Accounts exempt from the imposition of short-term trading fees are: accounts held through omnibus and plan level retirement accounts for which third-party recordkeepers do not assess redemption fees on such accounts; accounts that hold omnibus share positions for the dealer, and the underlying dealer customer accounts, for which the dealer does not assess redemption fees on such accounts; accounts for which the beneficial owner is an asset allocation fund or funds (or similar pooled investment vehicle) that rebalances no more frequently than quarterly; and wrap fee program accounts for which the program sponsor has entered into a form of fee waiver agreement with the Funds. In addition, we reserve the right to waive the short-term trading fees in certain limited circumstances where the Funds determine the transaction does not pose the risks that the Funds’ policies and procedures are designed to mitigate. Such waivers are subject to the advance written approval of two officers of the Funds and are reported to the Board of Trustees.

S - 16

ADDITIONAL INFORMATION

Information relating to purchases and sales of shares of the Fund is provided in the Shareholder Guide, which is incorporated by reference into (and is considered a part of) this prospectus.

More information about the Fund is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

The Fund’s Statement of Additional Information provides more detail about the Fund and its investment strategies, risks and restrictions. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (and is considered part of) this prospectus.

SHAREHOLDER INQUIRIES:

By e-mail:	fundcontact@munder.com

By telephone:	1-800-468-6337

By mail:	The Munder Funds

Attn: Secretary

480 Pierce Street Birmingham, MI 48009

Distributor: Funds Distributor, Inc.

SEC File Number: 811-21294

TO OBTAIN INFORMATION:

By telephone:	1-800-438-5789

By mail:	The Munder Funds P.O. Box 9701 Providence, RI 02940-9701

By overnight delivery:	The Munder Funds 101 Sabin Street Pawtucket, RI 02860

By web:	www.munder.com

You may find more information about the Fund online. This website is not considered part of the prospectus.

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-0102.

PROTFSIBD1007

Munder Technology Fund

PROSPECTUS

October 31, 2007

Save paper and receive this

document electronically.

Sign up for electronic delivery at

www.munderfunds.com/edelivery

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

CLASS A SHARES

(MTFAX)

CLASS B SHARES

(MTFBX)

CLASS C SHARES

(MTFTX)

CLASS Y SHARES

(MTFYX)

Munder Technology Fund

CLASS A, B, C & Y SHARES

This prospectus describes the goal and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on the Fund’s investment strategies and risks, please read the section entitled “More About the Fund.” Certain terms used in this prospectus are defined in the Glossary. Unless this prospectus expressly provides otherwise, each goal, strategy and policy of the Fund may be changed by action of the Board of Trustees without shareholder approval.

GOAL AND PRINCIPAL

INVESTMENT STRATEGIES

Goal

The Fund’s goal is to provide capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing primarily in domestic and, to a lesser extent, foreign technology-related companies. Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of technology-related companies. This investment strategy may not be changed without 60 days’ prior notice to shareholders. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.

Technology-related companies are companies that develop, manufacture, or distribute technology, communications and Internet-related products and services. The Fund may also invest in the stocks of companies that should benefit commercially from technological advances.

The products and services provided by technology-related companies may include: computer hardware and software, communications hardware and software, semiconductors, business services, information services, and to a lesser extent, media and Internet-related services.

In selecting stocks, the advisor will first identify attractive industries within the information technology sector. The advisor will then focus on companies that it believes are current industry leaders or leading companies in developing industries. Using fundamental analysis, the advisor will look for companies with:

-	strong market share within their industry; and/or
-	technologically superior products or services; and
-	stable or improving revenue growth, earnings growth or order trends.

There is no limit on the market capitalization of the companies in which the Fund may invest, or on the length of operating history for the companies. The Fund may invest in small companies and may invest without limit in initial public offerings (IPOs). It is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund’s performance.

The Fund may purchase or sell options on securities for hedging purposes and may use exchange-traded funds (ETFs) to manage cash.

The Fund may engage in short-term trading of portfolio securities.

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund’s portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

-	Stock Market Risk

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

-	Stock Selection Risk

In addition to, or in spite of, the impact of movements in the overall stock market, the value of the Fund’s investments may decline if the particular companies in which the Fund invests do not perform well in the market.

-	Growth Investing Risk

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of growth stocks also may fall or fail to appreciate as anticipated by the advisor, regardless of movements in the securities markets.

-	Concentration Risk

The Fund will concentrate its investments in the information technology sector. By concentrating its investments, the Fund is subject to higher market risk and price volatility than funds with more broadly diversified investments.

-	Smaller Company Stock Risk

The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small companies’ stocks typically are traded in lower volume, and their issuers are subject to greater fluctuations in their earnings and prospects.

-	Technology Risk

The Fund will invest in companies that rely significantly on technological events or advances in their product development, production or operations. Market or economic factors impacting these companies could have a major effect on the value of the Fund’s investments. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks,

2

especially those of smaller less-seasoned companies, tend to be more volatile than the overall market.

-	Foreign Securities Risk

The Fund’s investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities and can affect the Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investment in securities denominated in a foreign currency or may widen existing losses. To the extent that the Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Emerging Markets Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, should the Fund invest in emerging market countries, it may be required to establish special custody or other arrangements before investing. In addition, because the securities settlement procedures are less developed in these countries, the Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. The possible establishment of exchange controls or freezes on the convertibility of currency in these countries might adversely affect the Fund’s investment.

Geographic Risk: The economies and financial markets of certain regions, such as Latin America or Asia, can be highly interdependent and decline all at the same time.

Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund’s foreign investments.

Regulatory Risk: Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulations as are

3

U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

-	ETF Risk

ETFs are investment companies that are bought and sold on a securities exchange. When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses. The risk of owning an ETF generally reflects the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

-	IPO Risk

Investments in IPOs may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their IPOs fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

-	Short-Term Trading Risk

Short-term trading may result in increased portfolio turnover. Trading costs and taxable distributions, which detract from the Fund’s performance, typically increase as the Fund’s portfolio turnover rate increases.

4

[THIS PAGE WAS INTENTIONALLY LEFT BLANK]

5

PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund’s performance for each full calendar year since its inception. The table shows how the Fund’s average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index and another selected index.

The annual returns in the bar chart are for the Fund’s oldest class of shares, Class Y shares. Class A, Class B and Class C shares, net of applicable sales charges, will have annual returns similar to those of the Class Y shares because all of the classes of shares are invested in the same portfolio of securities and have the same portfolio management. Because each class of shares has different sales charges, distribution fees and/or service fees, and expenses, the performance of each class will differ. Please see the section entitled “Fees and Expenses.”

When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Munder Technology Fund CLASS Y

TOTAL RETURN (%)

per calendar year

YTD through 9/30/07:	16.70%

Best Quarter:	38.20%	(quarter ended 12/31/01)
Worst Quarter:	(42.53)%	(quarter ended 9/30/01)

AVERAGE ANNUAL RETURNS

for periods ended December 31, 2006

	1 Year %	5 Years %	Since Inception %(1)
CLASS Y
Return Before Taxes	1.84	(3.19)	(10.47)
Return After Taxes on Distributions	1.84	(3.19)	(10.48)
Return After Taxes on Distributions and Sale of Fund Shares	1.20	(2.69)	(8.35)
S&P 500® Index(2) (reflects no deductions for fees, expenses or taxes)	15.79	6.19	2.61
S&P Goldman Sachs Technology Index Composite(2) (reflects no deductions for fees, expenses or taxes)	8.96	1.05	(5.30)

6

	1 Year %	5 Years %	Since Inception %(1)
CLASS A
Return Before Taxes	(4.08)	(4.59)	(12.66)
S&P 500® Index(2) (reflects no deductions for fees, expenses or taxes)	15.79	6.19	2.20
S&P Goldman Sachs Technology Index Composite(2) (reflects no deductions for fees, expenses or taxes)	8.96	1.05	(6.01)
CLASS B
Return Before Taxes	(4.20)	(4.59)	(12.60)
S&P 500® Index(2) (reflects no deductions for fees, expenses or taxes)	15.79	6.19	2.20
S&P Goldman Sachs Technology Index Composite(2) (reflects no deductions for fees, expenses or taxes)	8.96	1.05	(6.01)
CLASS C(3)
Return Before Taxes	(0.41)	(4.49)	(14.10)
S&P 500® Index(2) (reflects no deductions for fees, expenses or taxes)	15.79	6.19	1.93
S&P Goldman Sachs Technology Index Composite(2) (reflects no deductions for fees, expenses or taxes)	8.96	1.05	(7.79)

(1)	The inception dates for the Class Y, Class A, Class B and Class C shares are 8/26/99, 10/26/99, 10/26/99 and 11/16/99, respectively. The Class C shares inception is that of the Fund’s Class II shares, which were converted and/or reclassified as Class C shares as of the close of business on October 31, 2003. The index returns from inception for Class Y, Class A, Class B and Class C shares are as of 9/1/99, 11/1/99, 11/1/99 and 12/1/99, respectively.
(2)

The Standard & Poor’s 500® Composite Stock Price Index (S&P 500® Index) is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The S&P Goldman Sachs Technology Index (S&P GSTI™) Composite is a modified capitalization-weighted index designed to measure the performance of selected U.S.-traded technology and Internet-related stocks.

(3)	Prior to October 31, 2003, the Fund offered Class II shares, which were subject to a front-end sales charge of 1%. The Class II shares were also subject to a 1% contingent deferred sales charge (CDSC) on redemptions of Class II shares within eighteen months of purchase. As of the close of business on October 31, 2003, all outstanding Class II shares of the Fund were converted and/or reclassified as Class C shares. Average annual returns for the Class C shares for periods prior to October 31, 2003 therefore are for the Class II shares and reflect the fees and expenses of the Class II shares prior to that date.

Average annual returns reflect the imposition of the maximum front-end or contingent deferred sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for the Class Y shares. The after-tax returns for the Class A, Class B and Class C shares will vary from those shown for the Class Y shares because, as noted above and set forth below in the section entitled “Fees and Expenses,” each class of shares has different sales charges, distribution fees and/or service fees, and expenses.

Historical information regarding the Fund, including prior names and benchmarks, is included in the Fund’s Statement of Additional Information.

7

FEES & EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

SHAREHOLDER FEES paid directly from your investment	Class A Shares	Class B Shares	Class C Shares	Class Y Shares
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)	5.5%(a)	None	None	None
Maximum Contingent Deferred Sales Charge (CDSC) (as a % of the lesser of original purchase price or redemption proceeds)	None(b)	5%(c)	1%(d)	None
Maximum Sales Charge (load) imposed on Reinvested Dividends	None	None	None	None
Redemption Fees	2%(e)	2%(e)	2%(e)	2%(e)
Exchange Fees	None	None	None	None

ANNUAL FUND OPERATING EXPENSES paid from Fund assets (as a % of net assets)	Class A Shares	Class B Shares	Class C Shares	Class Y Shares
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%
Other Expenses	1.62%	1.63%	1.62%	1.60%
Acquired Fund Fees and Expenses (f)	0.02%	0.02%	0.02%	0.02%

Total Annual Fund Operating Expenses including Acquired Fund Fees and Expenses (g)	2.89%	3.65%	3.64%	2.62%

(a)	The sales charge declines as the amount invested increases.
(b)	A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. If you redeem within one year of purchase Class A shares that were purchased with no initial sales charge as part of an investment of $1 million or more, a 1% CDSC may apply upon redemption.
(c)	The CDSC applies to redemptions of Class B shares within six years of purchase and declines over time.
(d)	The CDSC applies to redemptions of Class C shares within one year of purchase.
(e)	A short-term trading fee of 2% may be assessed on redemptions made within 30 days of purchase. The short-term trading fee will not be assessed on accounts that are redeemed within the 30-day period because they do not meet the applicable account minimum or because the Fund is unable to verify the accountholder’s identity within a reasonable time after the account is opened.
(f)	Acquired Fund Fees and Expenses reflect the pro-rata portion of the fees and expenses charged by any underlying funds in which the Fund may invest, including money market funds and ETFs.
(g)	Excluding Acquired Fund Fees and Expenses, Total Annual Operating Expenses of the Fund’s Class A, Class B, Class C and Class Y shares are 2.87%, 3.63%, 3.62% and 2.60%, respectively.

8

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A Shares	Class B Shares*		Class B Shares**		Class C Shares*	Class C Shares**	Class Y Shares
1 Year	$826	$867		$367		$466	$366	$265
3 Years	$1,396	$1,417		$1,117		$1,114	$1,114	$814
5 Years	$1,989	$2,088		$1,888		$1,883	$1,883	$1,390
10 Years	$3,587	$3,740	***	$3,740	***	$3,897	$3,897	$2,954

*	Assumes you sold your shares at the end of the time period.
**	Assumes you stayed in the Fund.
***	Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) of the Fund on the first business day following the eighth anniversary of the issuance.

9

GLOSSARY

The Glossary explains certain terms used throughout this prospectus.

Convertible Securities are bonds or preferred stocks that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer the Fund a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

Depositary Receipts are U.S. dollar-denominated receipts representing shares of foreign-based corporations and Depositary Shares are shares issued under a deposit agreement representing shares of foreign-based corporations. American Depositary Receipts (ADRs) and American Depositary Shares (ADSs) are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out of the underlying foreign assets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are issued by European financial institutions. New York Registered Shares (NYRs), also known as Guilder Shares since most of the issuing companies are Dutch, are U.S. dollar-denominated certificates issued by foreign companies specifically for the U.S. market.

Equity Securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or may be unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Foreign Securities include direct investments in non-U.S. dollar-denominated securities that are traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers that are traded in the U.S. Foreign securities also include indirect investments such as ADRs, ADSs, EDRs and GDRs.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers’ acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. government securities.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

10

MORE ABOUT THE FUND

The following sections provide additional information about the Fund’s principal investment strategies and risks and describe certain other applicable investment strategies and risks of the Fund. The Fund may use other techniques and invest in other securities and is subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Fund’s principal investment strategies and principal risks please read the sections entitled “Goal and Principal Investment Strategies” and “Principal Risks” beginning on page 1 of this prospectus.

FURTHER INFORMATION REGARDING THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RISKS

FOREIGN SECURITIES

Foreign securities include direct investments in non-U.S. dollar-denominated securities that are traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers that are traded in the U.S. Foreign securities also include indirect investments such as ADRs, ADSs, EDRs and GDRs.

-	Investment Strategy

The Fund may invest up to 25% of its total assets in foreign securities.

-	Special Risks

Foreign securities involve special risks and costs. Direct investments in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

To the extent the Fund invests in foreign currency-denominated securities, fluctuations in currency exchange rates, which may be significant over short periods of time, will cause the Fund’s net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that the Fund is invested in foreign currency-denominated securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund’s net currency positions may expose it to risks independent of its securities positions.

11

BORROWING

-	Investment Strategy

The Fund may borrow from banks in an amount up to 33 1/ 3% of the Fund’s assets, including the amount borrowed. The Fund may also issue a note evidencing a temporary loan (i.e., one that must be repaid within 60 days), as long as it does not exceed 5% of the Fund’s total assets.

-	Special Risks

Borrowings by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund’s net asset value will decline in value by proportionately more than the decline in value of the securities.

DERIVATIVES

Derivative instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, and forward currency exchange contracts.

-	Investment Strategy

The Fund may, but is not required to, use derivative instruments for hedging (attempting to reduce risk by offsetting one investment position with another), for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. Hedging may relate to a specific investment, a group of investments, or a

OTHER INVESTMENT STRATEGIES AND RISKS

Fund’s portfolio as a whole. The Fund will not use derivatives for speculative purposes.

There can be no assurance that the Fund will use derivatives to hedge any particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful.

-	Special Risks

The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7)

12

the inability to close out certain hedged positions to avoid adverse tax consequences.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, the Fund may realize additional income gains or losses.

-	Investment Strategy

The Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 33 1/3% of the value of the Fund’s total assets (including the loan collateral).

-	Special Risks

The main risk when lending Fund securities is that, if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

TEMPORARY AND DEFENSIVE INVESTING

The Fund may invest all or any portion of its assets in short-term obligations, such as U.S. government obligations, high-quality money market instruments, repurchase agreements with maturities of less than 13 months and exchange-traded funds.

-	Investment Strategy

The Fund may invest in short-term obligations, pending investment, in order to meet redemption requests or as a defensive measure in response to adverse market or economic conditions.

-	Special Risks

The Fund may not achieve its investment objective when its assets are invested in short-term obligations.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS

A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

-	Special Risks

Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the counterparty may fail to deliver the security or cash on the settlement date.

13

PUBLICATION OF PORTFOLIO HOLDINGS

The Fund publishes a complete list of its portfolio holdings as of the end of each calendar month not earlier than 30 days after the end of such month on the Munder Funds website (www.munder.com) under the “All Holdings” link on the Fund’s Profile Page. The three most recent previously published month-end portfolio holdings lists can be accessed through the “Historical All Holdings” link on the Fund’s Profile Page. The Fund may also publish other information on the Fund’s Profile Page relating to its portfolio holdings (e.g., top ten holdings, sector information and other portfolio characteristic data) as of the end of the calendar month not earlier than 15 days after the end of such month. A description of the Fund’s policies and procedures with respect to the disclosure of information regarding the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

YOUR INVESTMENT

PURCHASING SHARES

You may purchase Class A shares of the Fund at the net asset value (NAV) next determined after your purchase order is received in proper form, plus any applicable sales charge.

You may purchase Class B, Class C or Class Y shares of the Fund at the NAV next determined after your purchase order is received in proper form.

Class B and Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding eligibility requirements.

Broker-dealers or financial intermediaries (other than the Fund’s distributor) may charge you additional fees for shares you purchase through them.

For information regarding policies and procedures associated with purchasing shares of the Fund, including minimum investment requirements, please see the Shareholder Guide.

EXCHANGING SHARES

You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs.

For information regarding policies and procedures associated with exchanging shares, please see the Shareholder Guide.

REDEEMING SHARES

You may redeem shares at the NAV next determined after your redemption request is received in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC) and/or short-term trading fee.

For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the Shareholder Guide.

14

SHARE CLASS SELECTION

The Fund offers Class A, Class B, Class C and Class Y shares through this prospectus. A summary comparison of the various classes appears in the table below. Please see the Shareholder Guide for more information regarding each class of shares.

Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase, the intended length of your investment and your eligibility to purchase those shares. In estimating the costs of investing in a particular class of shares, you should consider both ongoing annual expenses, including applicable Rule 12b-1 distribution and service fees and/or other service fees as described in the section entitled “Distribution and Service Fees,” and any initial sales charge or CDSC.

Class A Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement or education savings plan.

Initial Sales Charge	Up to 5.50% (reduced for purchases of $25,000 or more, and eliminated for purchases of $1 million or more and certain categories of investors).

Contingent Deferred Sales Charge	None (except that a 1.00% charge applies on certain redemptions made within one year of a $1 million investment for which no sales charge was paid).

Distribution and/or Service Fees	Rule 12b-1 fees of 0.25% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	None

Conversion Feature	None
Class B Shares
Purchase Availability	Available to a limited group of investors for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge	Starts at 5.00% and declines to 0% six years after purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	$50,000

Conversion Feature	Automatic conversion to Class A shares on the first business day of the month following the eighth anniversary of issuance, reducing future annual expenses.*

*	Please see the Statement of Additional Information for information regarding the conversion feature for Class B shares purchased prior to June 16, 2003.

15

Class C Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement plan.

Initial Sales Charge	None

Contingent Deferred Sales Charge	1.00% on redemptions made within one year of purchase.

Distribution and/or Service Fees	Rule 12b-1 fees of 1.00% annually.

Initial Purchase Minimum	$2,500 ($500 for UGMA, UTMA, ESA and IRA accounts; no minimum for certain retirement plan, wrap-fee program and similar accounts).

Purchase Maximum	$1 million

Conversion Feature	None

Class Y Shares
Purchase Availability	Available only to institutional investors, investors purchasing through financial intermediaries, investors purchasing through retirement plans that meet certain conditions, and investors with specific relationships with Munder Capital Management or the Munder Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	None

Initial Purchase Minimum	$1 million (reduced or eliminated for certain categories of investors).

Purchase Maximum	None

Conversion Feature	None

16

APPLICABLE SALES CHARGES

Access to the following information is available through the Munder Funds website at www.munder.com under the “Sales Charges and Fees” link on the Fund’s Profile Page.

FRONT-END SALES CHARGE - CLASS A SHARES

You can purchase Class A shares at the offering price, which is the NAV plus an initial sales charge. Shares purchased through reinvestment of distributions are not subject to a sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are as follows:

	Sales Charge* as a Percentage of
	Offering Price %		Net Amount Invested %
Less than $25,000	5.50		5.82
$25,000 but less than $50,000	5.25		5.54
$50,000 but less than $100,000	4.50		4.71
$100,000 but less than $250,000	3.50		3.63
$250,000 but less than $500,000	2.50		2.56
$500,000 but less than $1,000,000	1.50		1.52
$1,000,000 or more	None	**	None	**

*	Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.
**	No initial sales charge applies on investments of $1 million or more; however, a CDSC of 1% is imposed on certain redemptions within one year of purchase.

SALES CHARGE WAIVERS AND REDUCTIONS - CLASS A SHARES

General

We will waive the initial sales charge on Class A shares for the following types of purchasers:

1.    investors that have an investment account with the Fund’s investment advisor;

2.    full-time employees and retired employees of the Fund’s investment advisor or its affiliates, employees of the Fund’s service providers, and immediate family members of the foregoing persons;

3.    registered broker-dealers, financial intermediaries, or their agents that have entered into selling agreements with the Fund’s distributor, if the shares are (a) purchased for their own accounts, (b) purchased for retirement plans of their employees or (c) sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;

4.    qualified employee benefit plans, employer-sponsored retirement plans and other employer-sponsored plans or accounts that meet certain criteria established by the Funds;

5.    individuals who reinvest distributions from a qualified retirement plan managed by the Fund’s investment advisor;

6.    individuals who reinvest the proceeds of redemptions from Class Y shares of

17

another Munder Fund within 60 days of redemption;

7.    banks, trust companies and other financial institutions that trade for the accounts of their clients through the NSCC’s Trust Fund/SERV system;

8.    fee-based financial intermediaries or employee benefit plan consultants acting for the accounts of their clients; and

9.    qualified education savings plans established in accordance with Section 529 of the Internal Revenue Code.

You should inform the Funds or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies. The Funds or your broker or other financial intermediary may request additional information in order to verify your eligibility for the waiver.

For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions

You may qualify for reduced sales charges in the following cases:

Letter of Intent

If, over a 13-month period, you intend to purchase Class A shares of one or more Munder Funds that, in the aggregate, will total over $25,000, we will apply a sales charge to each of your purchases based on the aggregate level of investment. Sales charge reductions for Equity Funds (except the Index 500 Fund) begin when aggregate investments exceed $25,000. For the Index 500 Fund and all other Munder Funds, sales charge reductions begin when aggregate investments exceed $100,000.

To qualify, you must complete the Letter of Intent section of your Account Application or contact your broker or financial intermediary. By doing so, you indicate your non-binding intent to invest a certain amount over a 13-month period. Any sales charge on Class A shares you purchase during the 13 months will then be based on the total amount specified in your Letter of Intent. You can apply the market value of any class of shares of non-money market Munder Funds you own at the time you establish your Letter of Intent toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid on purchasing any such eligible shares). You should inform the Funds that you have a Letter of Intent each time you make an investment.

Although you are not obligated to purchase the amount specified in your Letter of Intent, if you purchase less than the amount specified, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made.

Right of Accumulation

For purposes of calculating the sales charge applicable at the time of a Class A shares purchase, an individual shareholder may combine certain holdings and purchases, as described below. You may add to the amount of your purchase the market value of any class of shares of non-money market Munder Funds (regardless of the amount of any sales charge paid on such shares) already owned by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. When calculating the sales charge, you may also combine

18

purchases of any class of shares of non-money market Munder Funds that are made by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. When calculating the sales charge, you may also combine purchases of Class A shares of non-money market Munder Funds that are made by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary.

If you purchase shares directly from the Munder Funds, you should notify us to ensure you receive the proper reduction. If you purchase shares through a broker or other financial intermediary, you should consult with your broker or financial intermediary prior to making a purchase.

Additional Information

In order to obtain a sales charge reduction under a Letter of Intent or Right of Accumulation, you should inform the Funds or your broker or other financial intermediary at the time of purchase of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales charge reduction. You also may need to provide the Funds or your broker or other financial intermediary information such as account statements in order to verify your eligibility for the sales charge reduction. This may include, if applicable, information or records regarding:

-	shares of the Munder Fund(s) held in all accounts you may have with a broker or another financial intermediary; and
-	shares of the Munder Fund(s) held at any financial intermediary in accounts of family members, such as your spouse or minor children.

For further information on sales charge reductions, call (800) 438-5789.

CDSCs

You are subject to a CDSC when you redeem:

-	Class A shares purchased within one year of redemption as part of an investment of at least $1 million or more if a sales commission was paid at the time of investment;
-	Class B shares within six years of buying them; or
-	Class C shares within one year of buying them.

These time periods include the time you held Class A, Class B or Class C shares of another Munder Fund which you may have exchanged for Class A, Class B or Class C shares of the Technology Fund.

The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC.

The CDSC for Class A shares and Class C shares, if applicable, is 1.00%.

The CDSC schedule for Class B shares is set forth below.

Redemption	CDSC
Within One Year of Purchase	5.00%
Within Two Years of Purchase	4.00%
Within Three Years of Purchase	3.00%
Within Four Years of Purchase	3.00%
Within Five Years of Purchase	2.00%
Within Six Years of Purchase	1.00%
More than Six Years After Purchase	0.00%

19

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 per share (for a total cost of $10,000). Three and one-half years later, assume the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, i.e., 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate for redemptions made within four years of purchase).

CDSC WAIVERS

We will waive any otherwise applicable CDSC payable upon redemptions of Class B or Class C shares for:

-	redemptions made within one year after the death or permanent disability (as defined by the Social Security Administration) of a named owner in the account registration;
-	minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2; and
-

(Class B shares only) redemptions through a Systematic Withdrawal Plan (SWP) of up to 10% per year of an account’s NAV. For example, if your balance at the time a SWP is established is $12,000, you may establish a $100 monthly or $300 quarterly (or $1,200 annual for IRA or 403(b) accounts) SWP without being subject to a CDSC for the year. For more information about enrolling in a SWP, please see the Shareholder Guide.

Other waivers of the CDSC on Class B or Class C shares may apply. Please see the Fund’s Statement of Additional Information or call (800) 438-5789 for more details.

DISTRIBUTION AND SERVICE FEES

DISTRIBUTION AND SERVICE PLAN FEES

The Fund has a Distribution and Service Plan with respect to its Class A, Class B and Class C shares. The Plan permits the Fund to pay distribution and other fees for the sale of Class A, Class B and Class C shares and for services provided to shareholders of Class A, Class B and Class C shares.

Payments made under the Plan by Class A, Class B and Class C shares are made pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under

20

the Plan, the Fund may pay up to 0.25% of the average daily net assets of the Fund attributable to Class A, Class B and Class C shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.75% of the average daily net assets of the Fund attributable to Class B and Class C shares to finance activities relating to the distribution of those shares.

Because the fees are paid out of the Fund’s assets on a ongoing basis, over time these fees will increase the cost of an investment in Class A, Class B and Class C shares of the Fund, and may cost you more than paying other types of sales charges.

OTHER PAYMENTS TO THIRD PARTIES

In addition to paying fees under the Fund’s Distribution and Service Plan, the Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor, for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Fund’s advisor or distributor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund, including affiliates of the advisor. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service and other fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Fund’s advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

In addition, while the Fund’s distributor typically pays to intermediaries most of the front-end sales charge applicable to sales of Fund shares by such intermediaries, the Fund’s distributor may on occasion pay the entire front-end sales charge to such intermediaries. For more information regarding these arrangements, please read “Additional Compensation Paid to Intermediaries” in the Statement of Additional Information.

From time to time, the Fund’s advisor or distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

21

VALUING FUND SHARES

The Fund’s NAV is calculated each day on which the New York Stock Exchange (NYSE) is open. The NAV per share is the value of a single Fund share. The Fund calculates NAV separately for each class. NAV is calculated by:

(1)	taking the total value of the Fund’s assets allocated to a particular class of shares,
(2)	subtracting the liabilities and expenses charged to that class, and
(3)	dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the Fund will accelerate its NAV calculation and transaction deadlines to that time.

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Because foreign markets may be open at different times and on different days than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell their shares. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. (Eastern Time).

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation should a significant event occur subsequent to the close of the foreign securities exchanges. The Fund may also fair value its foreign securities when a particular foreign market

22

is closed but the Fund is open. This policy is intended to assure the Fund’s NAV appropriately reflects securities’ values at the time of pricing.

Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country specific information. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

In accordance with procedures established by the Board of Trustees to fair value the Fund’s securities, the advisor has established a pricing committee to serve as its formal oversight body for the valuation of the Fund’s securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees of the Fund at the next regularly scheduled quarterly meeting of the Board.

DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund’s net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund declares and pays dividend distributions, if any, at least annually.

The Fund distributes its net realized capital gains, if any, at least annually. It is possible that the Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital, generally a non-taxable distribution to the extent of (and in reduction of) a shareholder’s basis in the Fund. You should treat any such distribution in excess of your basis in your shares as gain from a sale or exchange of the shares.

The Fund will generally pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application or notify the Fund by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS

Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A

23

more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Current law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on certain corporate stock. A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. The lower tax rates on long-term capital gains and qualifying dividends are currently scheduled to expire after 2010.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES OR EXCHANGES

If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you may, subject to certain restrictions, recognize a taxable loss on the sale of shares of the Fund.

OTHER CONSIDERATIONS

If you buy shares of the Fund just before the Fund makes any distribution, you will

24

pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

Founded in 1985, Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009, is the investment advisor of the Fund. As of June 30, 2007, MCM had approximately $29.6 billion in assets under management, made up of $12.3 billion in actively managed equity securities, $5.6 billion in fixed income securities and $11.7 billion in cash management assets.

MCM provides overall investment management for the Fund, and research and credit analysis concerning the Fund’s portfolio securities and is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended June 30, 2007, the Fund paid an advisory fee at an annual rate of 1.00% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustee’s approval of the investment advisory agreement for the Fund is available in the Fund’s Annual Report dated June 30, 2007.

PORTFOLIO MANAGEMENT TEAM

A team of professionals employed by MCM makes investment decisions for the Fund. The team consists of Kenneth A. Smith, Jonathan R. Woodley and Mark A. Lebovitz. Each of the portfolio managers has primary investment responsibility for designated sub-sectors in which the Fund invests and makes recommendations as to investments in those sub-sectors. Mr. Smith, however, has final investment authority over the Fund.

Kenneth A. Smith, CFA, Director, Technology Investing and Senior Portfolio Manager, has been a member of the Fund’s portfolio management team since 1999. Mr. Smith leads MCM’s technology team and became Director of Technology Investing in 2004. He is also a member of the portfolio management team for the Munder Internet Fund.

Jonathan R. Woodley, Portfolio Manager/Analyst, has been a member of the Fund’s portfolio management team since 2005. Mr. Woodley is also a member of the portfolio management team for the Munder Internet Fund, and he provides idea generation and research support in the technology sector for other equity disciplines at MCM. From 2003 to 2005, Mr. Woodley was a portfolio manager for MCM’s small-cap growth investment discipline. Mr. Woodley joined MCM in 2000 as an analyst for MCM’s mid-cap core and small-cap growth investment disciplines.

Mark A. Lebovitz, CFA, Portfolio Manager/Analyst, has been a member of the Fund’s portfolio management team

25

since 2005 and has provided idea generation and research support in the technology sector for the Fund and MCM’s other equity investment disciplines since joining MCM in 1999. Mr. Lebovitz is also a member of the portfolio management team for the Munder Internet Fund.

Additional information about the compensation of members of the portfolio management team, other accounts managed by these individuals, and their ownership of securities in the Fund is available in the Fund’s Statement of Additional Information.

26

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. Our website, www.munder.com, contains the Fund’s most recent annual and semi-annual reports. You may also obtain the annual and semi-annual reports and Statement of Additional Information without charge by calling (800) 438-5789.

TECHNOLOGY FUND(a) (CLASS A)	Year Ended 6/30/07(b) Class A	Year Ended 6/30/06(b) Class A		Year Ended 6/30/05(b) Class A	Year Ended 6/30/04(b) Class A	Year Ended 6/30/03(b) Class A
Net asset value, beginning of period	$3.64	$3.54		$3.83	$3.26	$3.12

Income/(loss) from investment operations:
Net investment loss	(0.10)	(0.08)		(0.05)	(0.09)	(0.08)
Net realized and unrealized gain/(loss) on investments	0.95	0.18		(0.24)	0.66	0.22

Total from investment operations	0.85	0.10		(0.29)	0.57	0.14

Short-term trading fees	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	—

Voluntary contribution from Advisor	—	0.00	(c)	—	—	—

Net asset value, end of period	$4.49	$3.64		$3.54	$3.83	$3.26

Total return (d)	23.35%	2.82	%(e)	(7.33)%	17.18%	4.49%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$72,476	$78,419		$58,757	$85,682	$90,905
Ratio of operating expenses to average net assets	2.87%	2.53%		2.56%	2.68%	3.00%
Ratio of net investment loss to average net assets	(2.49)%	(1.96)%		(1.28)%	(2.33)%	(2.68)%
Portfolio turnover rate	115%	135%		90%	53%	44%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.87%	2.53%		2.59%	2.78%	3.13%

(a)	The Munder Technology Fund Class A Shares commenced operations on October 26, 1999.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(e)	The voluntary contribution from Advisor had no impact on total return.

27

TECHNOLOGY FUND(a) (CLASS B)	Year Ended 6/30/07(b) Class B	Year Ended 6/30/06(b) Class B		Year Ended 6/30/05(b) Class B	Year Ended 6/30/04(b) Class B	Year Ended 6/30/03(b) Class B
Net asset value, beginning of period	$3.46	$3.40		$3.70	$3.17	$3.06

Income/(loss) from investment operations:
Net investment loss	(0.12)	(0.10)		(0.07)	(0.11)	(0.10)
Net realized and unrealized gain/(loss) on investments	0.90	0.16		(0.23)	0.64	0.21

Total from investment operations	0.78	0.06		(0.30)	0.53	0.11

Short-term trading fees	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	—

Voluntary contribution from Advisor	—	0.00	(c)	—	—	—

Net asset value, end of period	$4.24	$3.46		$3.40	$3.70	$3.17

Total return (d)	22.54%	1.76	%(e)	(8.11)%	16.72%	3.59%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$12,510	$17,718		$70,035	$109,400	$112,580
Ratio of operating expenses to average net assets	3.63%	3.26%		3.31%	3.43%	3.75%
Ratio of net investment loss to average net assets	(3.25)%	(2.79)%		(2.03)%	(3.08)%	(3.43)%
Portfolio turnover rate	115%	135%		90%	53%	44%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	3.63%	3.26%		3.34%	3.53%	3.88%

(a)	The Munder Technology Fund Class B Shares commenced operations on October 26, 1999.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(e)	The voluntary contribution from Advisor had no impact on total return.

28

TECHNOLOGY FUND(a) (CLASS C)	Year Ended 6/30/07(b) Class C	Year Ended 6/30/06(b) Class C		Year Ended 6/30/05(b) Class C	Year Ended 6/30/04(b) Class C	Year Ended 6/30/03(b) Class C
Net asset value, beginning of period	$3.12	$3.07		$3.34	$2.86	$2.76

Income/(loss) from investment operations:
Net investment loss	(0.11)	(0.09)		(0.06)	(0.10)	(0.09)
Net realized and unrealized gain/(loss) on investments	0.82	0.14		(0.21)	0.58	0.19

Total from investment operations	0.71	0.05		(0.27)	0.48	0.10

Short-term trading fees	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	—

Voluntary contribution from Advisor	—	0.00	(c)	—	—	—

Net asset value, end of period	$3.83	$3.12		$3.07	$3.34	$2.86

Total return (d)	22.76%	1.63	%(e)	(7.81)%	16.43%	3.62%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$22,379	$26,118		$35,538	$54,891	$61,337
Ratio of operating expenses to average net assets	3.62%	3.27%		3.31%	3.43%	3.75%
Ratio of net investment loss to average net assets	(3.25)%	(2.74)%		(2.03)%	(3.08)%	(3.43)%
Portfolio turnover rate	115%	135%		90%	53%	44%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	3.62%	3.27%		3.34%	3.53%	3.88%

(a)	Prior to the close of business on October 31, 2003, the Munder Technology Fund offered Class II Shares, which were converted and/or reclassified as Class C Shares on that date. Class II Shares, which commenced operations on November 16, 1999, were subject to a front-end sales charge of 1.00% and were also subject to a 1.00% CDSC on redemptions of Class II Shares within eighteen months of purchase. The financial highlights for periods prior to October 31, 2003 are for the Class II Shares and reflect the fees and expenses of the Class II Shares.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(e)	The voluntary contribution from Advisor had no impact on total return.

29

TECHNOLOGY FUND(a) (CLASS Y)	Year Ended 6/30/07(b) Class Y	Year Ended 6/30/06(b) Class Y		Year Ended 6/30/05(b) Class Y	Year Ended 6/30/04(b) Class Y	Year Ended 6/30/03(b) Class Y
Net asset value, beginning of period	$4.02	$3.90		$4.20	$3.57	$3.41

Income/(loss) from investment operations:
Net investment loss	(0.10)	(0.07)		(0.04)	(0.09)	(0.08)
Net realized and unrealized gain/(loss) on investments	1.05	0.19		(0.26)	0.72	0.24

Total from investment operations	0.95	0.12		(0.30)	0.63	0.16

Short-term trading fees	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	—

Voluntary contribution from Advisor	—	0.00	(c)	—	—	—

Net asset value, end of period	$4.97	$4.02		$3.90	$4.20	$3.57

Total return (d)	23.63%	3.08	%(e)	(7.14)%	17.65%	4.69%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$768	$641		$1,736	$3,444	$2,963
Ratio of operating expenses to average net assets	2.60%	2.24%		2.31%	2.43%	2.75%
Ratio of net investment loss to average net assets	(2.21)%	(1.75)%		(1.09)%	(2.08)%	(2.43)%
Portfolio turnover rate	115%	135%		90%	53%	44%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.60%	2.24%		2.34%	2.53%	2.88%

(a)	The Munder Technology Fund Class Y Shares commenced operations on August 26, 1999.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated.
(e)	The voluntary contribution from Advisor had no impact on total return.

30

SHAREHOLDER GUIDE

Dated October 31, 2007

The Shareholder Guide provides information regarding the purchase, redemption and exchange of shares of the Munder Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Munder Funds Class A, B, C, I, K, R & Y shares Prospectuses dated October 31, 2007. Not all Funds offer all classes of shares.

HOW TO REACH THE FUNDS

CONTACT SHAREHOLDER SERVICES

For account inquiries or information, literature, forms, etc.:

By telephone:

1-800-438-5789

By mail:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

By overnight delivery:	The Munder Funds

101 Sabin Street Pawtucket, RI 02860

For other inquiries or complaints:

By telephone:

1-800-468-6337

By mail:

The Munder Funds

Attn: Secretary

480 Pierce St. Birmingham, MI 48009

By e-mail:	fundcontact@munder.com

PURCHASE INFORMATION

WHO MAY PURCHASE SHARES

Class A & Class C Shares

All investors are eligible to purchase Class A or Class C shares.

Class B Shares

Class B Shares of the Munder Funds are available for purchase only as follows:

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B shares of a Munder Fund in additional Class B shares of that Fund;

-

Existing owners of any account that held Class B shares of a Munder Fund as of March 31, 2007 may purchase Class B shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a trust for which the existing registered owner is the trustee or beneficiary;
-

401(k) retirement plans (and other similar group retirement plans) that offered Class B shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B shares of that Munder Fund and may purchase additional Class B shares of that Fund in existing participant accounts;

-

401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B shares of a Munder Fund as an investment option, may open participant accounts in Class B shares of that Fund; and

-

Any client or customer of a broker, financial intermediary or other financial institution that (i) received a sales presentation within the six months prior to February 28, 2007 that included Class B shares of one or more Munder Funds as an investment option and (ii) was identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B shares of a Munder Fund may purchase Class B shares.

If all Class B shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in this Shareholder Guide, then the shareholder’s account will be closed. Such former holders of Class B shares will not be able to buy additional Class B shares or reopen a Class B shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in this Shareholder Guide.

The Munder Funds reserve the right to revise the scope of the limited offering described above or to change these policies at any time.

Class K Shares

Customers (and their immediate family members) of banks and other institutions that have entered into agreements with the Funds to provide shareholder services for Class K shareholders may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. Financial institutions (or their nominees) acting on behalf of their customers, will normally be the holders of record of Fund shares and will reflect their customers’ beneficial ownership of shares in the account statements provided by them to their customers.

The Funds may refuse any purchase orders from ineligible investors who select Class K shares.

Class R Shares

Investors may purchase Class R shares only through participation in certain programs where program-level or omnibus accounts are held on the books of the Funds, including without limitation:

-	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans; and
-	Managed account programs sponsored by a broker-dealer, registered investment adviser or bank trust department.

The Funds may refuse any purchase orders from ineligible investors who select Class R shares.

Class Y Shares

Only the following investors may purchase Class Y shares:

-

institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; and investment companies);

-	investment advisors, broker-dealers and other financial intermediaries acting for their own accounts or for the accounts of their clients;
-	Trustees and officers of the Munder Funds and their immediate family members;
-	employees and retired employees of the Funds’ investment advisor;
-	Munder Capital Management’s investment advisory clients; and
-	immediate family members of employees of the Funds’ investment advisor.

The Funds may refuse any purchase orders from ineligible investors who select Class Y shares.

Class I Shares

Individual investors and institutional investors may purchase Class I shares.

METHODS FOR PURCHASING SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Intermediary and/or Financial Institution

Any broker, financial intermediary or other financial institution authorized by the Munder Funds or the Funds’ distributor can sell you shares of the Funds. Please note that brokers, financial intermediaries or other financial institutions may charge you fees in connection with purchases of shares. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail

For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

You must also specify the Fund and class of shares you wish to purchase on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase may be refused or you may be invested in Class A shares, if offered.

For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for the amount of your investment to the address listed above. We reserve the right to refuse investments of less than $50 and any form of payment, including without limitation cash, temporary checks, credit cards or third-party checks.

By Wire

For new accounts, you must complete, sign and mail an Account Application to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below. To obtain an Account Application, your account number or more information, call (800) 438-5789.

Wire Instructions

Bank ABA/Routing #: 031000053

Bank Account Number: 8606905396

Bank Account Name: The Munder Funds

RFB: (Fund Name and Class)

OBI: (Your Name and Acct #)

You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer (EFT)

For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Account Application with the Banking Information section completed and you must not decline your EFT purchase privilege. Once your account has been established, you can make investments by EFT.

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or visit www.munder.com to establish an Internet login and password for online transactions.

Please note that EFT transactions usually require two days to complete.

Through the Automatic Investment Plan (AIP)

Under an AIP, you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP without notice if your bank account has insufficient funds at the time of a scheduled deduction or for any other reason on 30 days’ written notice to you.

POLICIES FOR PURCHASING SHARES

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

-	Name;

-	Date of birth (for individuals);

-	Residential or business street address (although post office boxes are still permitted for mailing); and

-	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, we may restrict your ability to purchase additional shares of a Fund until your identity is verified. We may also close your account or take other appropriate action if we are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed (less any applicable CDSC). In addition, you will not be entitled to recoup from the Funds any sales charges paid in connection with your purchase of Fund shares. Any otherwise applicable short-term trading fee will not, however, be assessed on accounts that are closed for this reason.

Investment Minimums

(Class A, B & C Shares)

With respect to any Class A, B or C shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class A, Class B and Class C shares is $2,500 per Fund for all accounts, with the following exceptions. The minimum initial investment for all types of Individual Retirement Accounts (IRAs), Education Savings Accounts (ESAs), 403(b), Uniform Gifts to Minors Act (UGMA) and Uniform Transfer to Minors Act (UTMA) accounts is $500. Subsequent investments of less than $50 per Fund for all account types may be refused. If you use the Automatic Investment Plan (AIP), the minimum initial and subsequent investment per Fund is $50.

Investment minimums do not apply to purchases made through eligible retirement plans (or similar group accounts) or eligible wrap-fee programs (or similar programs). For this purpose, “eligible retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees. “Eligible wrap-fee and similar programs” are those which have been approved by an officer of the Fund.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

If you wish to invest more than $50,000, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A or Class C shares. If you wish to invest more than $1 million, and you are not eligible to purchase Class Y or Class I shares, you should purchase Class A shares.

Investment Minimums

(Class K & R Shares)

There is no minimum initial or subsequent investment for Class K or Class R shares.

Investment Minimums (Class Y Shares)

With respect to any Class Y shares account, except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account, even if the investment is made through a group or omnibus account. In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then current prospectuses) including applicable initial investment minimums.

Except as provided below, the minimum initial investment for Class Y shares is $1 million per Fund for each Class Y shares account.

A reduced initial investment minimum of $2,500 applies to investments made by clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds.

Investment minimums do not apply to purchases made through eligible retirement plans or similar group accounts. For this purpose, “eligible retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees.

Investment minimums do not apply to clients in wrap-fee programs or other asset-based advisory fee programs, where the sponsor has entered into a written agreement with the Funds to offer Class Y shares through the applicable program.

Investment minimums do not apply to investments made by Trustees or officers of the Munder Funds or their immediate family members, employees of Munder Capital Management or their immediate family members, retired officers or employees of Munder Capital Management, or investment advisory clients of Munder Capital Management.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of the investment minimums will vary.

Investment Minimums (Class I Shares)

Except as provided below, the minimum initial investment for Class I shares is $2 million per Fund for each Class I shares account.

Investment minimums do not apply to accounts held through an intermediary that maintains aggregate assets on behalf of its clients in a Fund equivalent to $10 million or greater and an average account size in the Fund equivalent to $200,000 or greater.

We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders.

Accounts Below Minimums

For each account that you own, if your investment in Class A, Class B or Class C shares of a Fund does not meet the applicable account minimum, or you cease AIP contributions before reaching the applicable account minimum, you may increase your balance to that level (either by a single investment or through the AIP) or that Fund account may be charged a quarterly servicing fee of $6.

Exemptions from this fee apply to accounts held through brokers, financial intermediaries and other financial institutions that hold shares in street name or omnibus positions or through registered securities clearing agents.

To the extent feasible, we may waive low account balance fees on Class A or Class B shares accounts that do not meet the applicable amount minimum as a result of the par conversion of a Class B shares account to a Class A shares account. In addition, we reserve the right, in our sole discretion, to waive the imposition of this fee.

We further reserve the right, upon 30 days’ advance written notice, to redeem your Class A, Class B or Class C shares account (and forward the redemption proceeds to you) if its value is below the applicable minimum or to redeem your Class Y shares account if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice. Any otherwise applicable contingent deferred sales charge (CDSC) may be applied if we redeem your account. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 30 days of your purchase.

Timing of Orders

Purchase orders must be received by the Funds or an authorized agent of the Funds, such as the Funds’ distributor or transfer agent, authorized dealer or third-party administrator, or other authorized financial intermediary, before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day’s NAV. Purchase orders received after that time will be accepted as of the next business day and will receive the NAV for the next business day.

REDEMPTION INFORMATION

METHODS FOR REDEEMING SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone

If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Funds must receive a redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet

If you did not decline the online redemption privilege on your Account Application and you have established an internet Personal

Identification Number (PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

As with redemptions by telephone, the Funds must receive an online redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make internet redemptions from an IRA, ESA or 403(b) account.

Through the Systematic Withdrawal Plan (SWP)

If you have an account value of $5,000 or more in a Fund, you may redeem Class A, Class B or Class C shares on a monthly or quarterly basis. For IRA or 403(b) accounts, you may make redemptions on a monthly, quarterly or annual basis. In either case, the minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds. You may change or cancel a SWP at any time upon notice to the Funds. If you pay a sales charge on the purchase of Class A shares, you should not participate in a SWP. In addition, any applicable CDSC will be charged upon redemption of Class A, Class B or Class C shares.

By Writing a Check

Free checkwriting is available to Class A and Class Y shareholders of the Taxable Income Funds (other than the International Bond Fund), Tax-Free Income Funds and Money Market Funds who complete a Checkwriting Authorization Form and return it to us. Checks that are written in amounts less than $500 may be refused. You may not close a Fund account by writing a check. We may change or terminate this program on 30 days’ advance written notice to you.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent

In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). Please call (800) 438-5789 to determine the requirements for providing other instructions.

If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these methods.

Short-Term Trading Fee

A short-term trading fee may apply to redemptions of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

Medallion Signature Guarantee

For your protection, a medallion signature guarantee is required for the following Class A, Class B and Class C redemption requests:

-	redemption proceeds greater than $50,000;
-	redemption proceeds not being made payable to the record owner of the account;
-	redemption proceeds not being mailed to the address of record on the account;
-	redemption proceeds being mailed to address of record that has changed within the last 30 days;
-	redemption proceeds being transferred to another Munder Fund account with a different registration;
-	change in ownership or registration of the account; or
-	changes to banking information without a voided check being supplied.

We reserve the right to require a medallion signature guarantee for other types of redemption requests, including Class K, Class R or Class Y share redemptions.

When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Financial Institutions

Shares held through a financial institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties

During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.

EXCHANGE INFORMATION

METHODS FOR EXCHANGING SHARES

Shareholders may exchange Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration. All exchange requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

By Telephone

If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

By Internet

If you did not decline the online exchange privilege on your Account Application and you have established an internet Personal Identification Number (PIN), you may exchange shares by clicking on Account Access at www.munder.com. To establish an Internet login and password, please visit www.munder.com.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

POLICIES FOR EXCHANGING SHARES

-	You may exchange your Fund shares for shares of the same class of other Munder Funds (if offered) based on their relative NAVs.

-

If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange. When Class A shares of a Munder Fund that were issued without the imposition of a sales charge are exchanged for Class A shares of another Munder Fund, you must pay any applicable sales charge at the time of the exchange unless you otherwise qualify for a waiver of the sales charge.

-

Class A shares of a money market fund that (1) were acquired through the use of the exchange privilege and (2) can be traced back to a purchase of one or more Munder Funds for which a sales charge was paid, may be exchanged for Class A shares of a Fund at NAV.

-	Class A, Class B and Class C shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

-	You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

-	A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

-

Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker, financial intermediary or other financial institution or by calling the Munder Funds at (800) 438-5789.

-	Brokers or financial intermediaries may charge you a fee for handling exchanges.

-	We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Short-Term Trading Fee

A short-term trading fee may apply to exchanges of shares made within 30 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES

AND REDEMPTIONS

-

We consider purchase, exchange or redemption orders to be in “proper form” when we receive all required information, including properly completed and signed documents. We may reject any requests that are not in proper form.

-	We reserve the right to reject any purchase order, including exchanges from other Munder Funds.

-	At any time, we may change any of our purchase, redemption or exchange practices or privileges, and may suspend the sale of Fund shares.

-	We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

-	To limit the Funds’ expenses, we no longer issue share certificates.

-	We may temporarily stop redeeming shares if:

(i)	the NYSE is closed;

(ii)	trading on the NYSE is restricted;

(iii)	an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

(iv)	the SEC orders the Fund to suspend redemptions.

-

We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor’s account, neither the Funds, Munder Capital Management, the Funds’ distributor nor the Funds’ transfer agent or any of their affiliates, officers or directors will be held responsible for any losses resulting from unauthorized transactions.

-	If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker, financial intermediary or other financial institution, account activity will be detailed in their statements to you. Brokers, financial intermediaries and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

-	Brokers, financial intermediaries and other financial institutions may charge their customers a processing fee in connection with the purchase or redemption of Fund shares.

-

Normally we send redemption amounts to you on the next business day (but not more than seven days) after we receive your request in proper form, except as described below in the case of shares purchased by check. Same-day processing is available only for the Money Market Funds, provided we receive notice of the trade prior to the applicable cut-off time (see below).

-

If we receive notice of your intent to process a same-day trade and your purchase order for the Cash Investment Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 2:45 p.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 2:45 p.m. (Eastern time), you will receive dividends for that day.

If we receive notice of your intent to process a same-day trade and your purchase order for the Tax-Free Money Market Fund is received in proper form before 11:30 a.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 11:30 a.m. (Eastern time), you will not receive dividends for that day. For same day redemption orders received after 11:30 a.m. (Eastern time), you will receive dividends for that day.

-	We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

SHAREHOLDER PRIVILEGES

Reinstatement Privilege

For 60 days after you sell Class A, Class B or Class C shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge). This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A, B or C shares that were subject to a CDSC when redeemed. The Class A shares purchased under this privilege must be held in an account registered in the same name as the account from which the shares were redeemed and the amount being reinvested must be at least the required minimum investment amount. You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial intermediary must notify the Funds at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

AND SHORT-TERM TRADING FEE

Policies and Procedures

The Funds are not intended to serve as vehicles for short-term trading. By realizing profits through short-term trading, investors that engage in rapid purchases and sales or exchanges of a Fund’s shares may dilute the value of shares held by long-term investors. Volatility resulting from excessive purchases and sales or exchanges of a Fund’s shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity resulting from market timing. Excessive purchases and sales or exchanges of a Fund’s shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity, which could cause the Fund to incur increased brokerage costs and to realize taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level volatility and investment volatility that is associated with patterns of excessive short-term trading activity. Any increased costs are borne by all Fund shareholders, including long-term investors who do not cause such costs to be incurred. All of these factors may adversely affect Fund performance. Funds investing in securities that are thinly traded, trade infrequently, or are more difficult to value (such as foreign securities, high yield debt securities and small-cap securities) may attract investors seeking to profit from short-term trading strategies that attempt to exploit the special valuation issues applicable to these types of securities to a greater degree than other types of securities. With respect to the Cash Investment Fund, a money market fund that attempts to maintain a stable net asset value, short-term trading does not generally pose the same issue for that Fund as for other Munder Funds.

The Board of Trustees of the Munder Funds has adopted policies and procedures to monitor for, and to discourage and take reasonable steps to prevent or minimize, investors from engaging in frequent purchases and redemptions of shares of the Munder Funds, to the extent deemed reasonable and practicable. The Funds will seek to apply these policies and procedures as uniformly as practicable.

The Munder Funds’ policies and procedures for identifying excessive short-term trading and market timing activities take into account a number of factors, including but not limited to the dollar amount and frequency of Fund trades. For purposes of these monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Pursuant to these policies and procedures, each Fund reserves the right to refuse any purchase or exchange request that, in the view of MCM, could adversely affect any Munder Fund or its operations, including any purchase or exchange request from any individual, group or account that is likely to engage in excessive trading, or any order that may be viewed as market-timing activity. If a Fund refuses a purchase or exchange request from a shareholder and that shareholder deems it necessary to redeem his or her account in the Fund, any CDSC that is applicable to such redemption transaction, as described in the Fund’s prospectus, will be assessed against those redemption proceeds.

The Funds will suspend or terminate any or all exchange privileges or suspend or terminate telephone and/or internet redemption privileges on accounts identified as engaging in excessive short-term trading or market timing activity in order to limit these types of trading practices. The Funds (other than a money market fund) also reserve the right in the future to limit the number of “round trip” exchanges an investor may make into and out of any Fund in order to discourage excessive short-term trading activities.

Although the Funds use a variety of methods to detect and deter excessive trading or market timing, the Funds cannot always know or reasonably detect such trading, particularly if it is facilitated by authorized financial intermediaries or done through omnibus account arrangements. The Funds’ ability to monitor and discourage market timing and excessive trading generally requires the cooperation of financial intermediaries to effectively implement policies and procedures with respect to accounts for which the Funds do not have sufficient identifying information. This cooperation cannot necessarily be assured. To the extent the Funds are able to identify market timing or excessive trading in these accounts, the Funds will use their reasonable and best efforts to uniformly apply their policies and procedures. However, there is no guarantee that this goal will be achieved. Finally, it is important to recognize that “market timing” and “excessive trading” are not clearly defined terms under applicable law. Consequently, trading activities that may not be considered by the management of the Munder Funds to be excessive or market timing could be interpreted differently by others and vice versa.

Short-Term Trading Fee

Consistent with the Funds’ policies and procedures, we may apply a 2% short-term trading fee if you redeem or exchange shares of the Asset Allocation Fund—Balanced, the Equity Funds or the International Bond Fund within 30 days of purchase. The fee will be applied based on net assets at the time of the transaction. Any applicable short-term trading fee is paid directly to the Fund from which you redeem or exchange your shares in order to, among other things, offset the costs of buying and selling securities. The fee, which is intended to discourage short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

The Funds will seek to apply short-term trading fees as uniformly as possible. Where operational limitations restrict the ability of the Funds to impose short-term trading fees or apply certain exemptions from the fees, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of short-term trading fees will vary. To the extent feasible, the following types of transactions will be exempt from short-term trading fees: shares purchased through the automatic reinvestment of dividend and capital gain distributions; shares redeemed to pay account-related fees; shares purchased through an automatic investment program or similar periodic investment plan; transactions associated with the automatic rebalancing of an account; shares purchased as a result of an employer contribution to a qualified retirement plan account; shares redeemed from shareholder accounts liquidated for failure to meet the minimum investment requirement; shares redeemed from a shareholder account for which the identity of the shareholder could not be determined within reasonable time after the account was opened; shares redeemed pursuant to a systematic withdrawal plan or similar periodic withdrawal plan; shares redeemed as part of a loan or hardship withdrawal from a qualified plan; shares redeemed to repay a loan from a qualified retirement account; shares redeemed for payment of involuntary fees; shares redeemed as part of a required distribution from a qualified retirement plan or IRA; shares redeemed upon the death or disability of an owner of record of an account; and any other involuntary redemption and/or exchange transactions, including those required by law or regulation, a regulatory agency, a court order, or as a result of a liquidation of a Fund by the Board of Trustees.

Accounts exempt from the imposition of short-term trading fees are: accounts held through omnibus and plan level retirement accounts for which third-party recordkeepers do not assess redemption fees on such accounts; accounts that hold omnibus share positions for the dealer, and the underlying dealer customer accounts, for which the dealer does not assess redemption fees on such accounts; accounts for which the beneficial owner is an asset allocation fund or funds (or similar pooled investment vehicle) that rebalances no more frequently than quarterly; and wrap fee program accounts for which the program sponsor has entered into a form of fee waiver agreement with the Funds. In addition, we reserve the right to waive the short-term trading fees in certain limited circumstances where the Funds determine the transaction does not pose the risks that the Funds’ policies and procedures are designed to mitigate. Such waivers are subject to the advance written approval of two officers of the Funds and are reported to the Board of Trustees.

ADDITIONAL INFORMATION

Information relating to purchases and sales of shares of the Fund is provided in the Shareholder Guide, which is incorporated by reference into (and is considered a part of) this prospectus.

More information about the Fund is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

The Fund’s Statement of Additional Information provides more detail about the Fund and its investment strategies, risks and restrictions. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (and is considered part of) this prospectus.

SHAREHOLDER INQUIRIES:

By e-mail:	fundcontact@munder.com

By telephone:	1-800-468-6337

By mail:	The Munder Funds

Attn: Secretary

480 Pierce Street

Birmingham, MI 48009

Distributor: Funds Distributor, Inc.

SEC File Number: 811-21294

TO OBTAIN INFORMATION:

By telephone:	1-800-438-5789

By mail:	The Munder Funds P.O. Box 9701 Providence, RI 02940-9701

By overnight delivery:	The Munder Funds 101 Sabin Street Pawtucket, RI 02860

By web:	www.munder.com

You may find more information about the Fund online. This website is not considered part of the prospectus.

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-0102.

PROTECH1007

THE MUNDER FUNDS

Munder Series Trust	Munder Micro-Cap Equity Fund
Munder Asset Allocation Fund – Balanced	Munder Mid-Cap Core Growth Fund
Munder Bond Fund	Munder Mid-Cap Value Fund
Munder Cash Investment Fund	Munder Real Estate Equity Investment Fund
Munder Energy Fund	Munder S&P® MidCap Index Equity Fund
Munder Index 500 Fund	Munder S&P® SmallCap Index Equity Fund
Munder Intermediate Bond Fund	Munder Small-Cap Value Fund
Munder International Bond Fund	Munder Small-Mid Cap Fund
Munder International Equity Fund	Munder Small-Mid Cap 130/30 Fund
Munder International Fund – Core Equity	Munder Tax-Free Money Market Fund
Munder International Small-Mid Cap Fund	Munder Tax-Free Short & Intermediate Bond Fund
Munder Internet Fund	Munder Technology Fund
Munder Large-Cap Growth Fund
Munder Large-Cap Value Fund

Munder Series Trust II

Munder Healthcare Fund

(collectively, the “Funds”)

STATEMENT OF ADDITIONAL INFORMATION

Dated October 31, 2007

This Statement of Additional Information (“SAI”), which has been filed with the Securities and Exchange Commission (“SEC”), provides supplementary information pertaining to all classes of shares representing interests in each of the investment portfolios listed above (“Funds”). The investment advisor for the Funds is Munder Capital Management (“MCM” or “Advisor”). This SAI is not a prospectus, and should be read only in conjunction with the relevant prospectus for the Funds (each a “Prospectus”). The Prospectuses for all of the Funds are dated October 31, 2007. The financial statements for the Funds including the notes thereto, dated June 30, 2007, are incorporated by reference into this SAI from the annual reports of the Funds. A copy of the Prospectuses and annual and semi-annual reports may be obtained free of charge through Funds Distributor, Inc. (“Distributor”), or by calling the Funds at (800) 438-5789.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SAIANNUAL1007

No person has been authorized to give any information or to make any representations not contained in this SAI or in each Prospectus in connection with the offering made by each Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or the Distributor. The Prospectuses do not constitute an offering by the Funds or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

FUND HISTORY AND GENERAL INFORMATION

The following investment companies and their portfolios are described in this SAI:

Munder Series Trust (“MST”)

Munder Asset Allocation Fund - Balanced (“Asset Allocation Fund - Balanced”)

Munder Bond Fund (“Bond Fund”)

Munder Cash Investment Fund (“Cash Investment Fund”)

Munder Energy Fund (“Energy Fund”)

Munder Index 500 Fund (“Index 500 Fund”)

Munder Intermediate Bond Fund (“Intermediate Bond Fund”)

Munder International Bond Fund (“International Bond Fund”)

Munder International Equity Fund (“International Equity Fund”)

Munder International Fund – Core Equity (“International Fund – Core Equity”)

Munder International Small-Mid Cap Fund (“International Small-Mid Cap Fund”)

Munder Internet Fund (“Internet Fund”)

Munder Large-Cap Growth Fund (“Large-Cap Growth Fund”)

Munder Large-Cap Value Fund (“Large-Cap Value Fund”)

Munder Micro-Cap Equity Fund (“Micro-Cap Equity Fund”)

Munder Mid-Cap Core Growth Fund (“Mid-Cap Core Growth Fund”)

Munder Mid-Cap Value Fund (“Mid-Cap Value Fund”)

Munder Real Estate Equity Investment Fund (“Real Estate Equity Investment Fund”)

Munder S&P® MidCap Index Equity Fund (“S&P® MidCap Index Equity Fund”)

Munder S&P® SmallCap Index Equity Fund (“S&P® SmallCap Index Equity Fund”)

Munder Small-Cap Value Fund (“Small-Cap Value Fund”)

Munder Small-Mid Cap Fund (“Small-Mid Cap Fund”)

Munder Small-Mid Cap 130/30 Fund (“Small-Mid Cap 130/30 Fund”)

Munder Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)

Munder Tax-Free Short & Intermediate Bond Fund (“Tax-Free Short & Intermediate Bond Fund”)

Munder Technology Fund (“Technology Fund”)

Munder Series Trust II (“MST II”)

Munder Healthcare Fund (“Healthcare Fund”)

MST and MST II are each open-end management investment companies that, along with The Munder @Vantage Fund (“@Vantage”) (information for which is not provided in this SAI), make up The Munder Funds family of mutual funds. MST was organized as a Delaware statutory trust on January 31, 2003. MST II (formerly known as the Munder Framlington Funds Trust) was organized as a Massachusetts business trust on October 30, 1996. Each of the Funds is a diversified mutual fund, except the International Bond Fund. Prior to June 13, 2003, each of the Funds of MST were series of The Munder Funds, Inc. (“MFI”), MST II or The Munder Funds Trust (“MFT”). On June 13, 2003, each of the portfolios of MFI (except Technology Fund, Micro-Cap Equity Fund, Internet Fund and Energy Fund), each of the portfolios of MFT and each of the portfolios of MST II (except Healthcare Fund) were reorganized as separate series of MST. On April 30, 2003 and May 15, 2003, each of the portfolios of St. Clair Funds, Inc. (“St. Clair”) were also reorganized as separate series of MST, two of which are offered in separate prospectuses and SAIs. On October 30, 2003, the Technology Fund, Micro-Cap Equity Fund, Internet Fund and Energy Fund, the remaining portfolios of MFI, were reorganized as separate series of MST. The portfolios of St. Clair, MFI, MFT and MST II that were reorganized into series of MST are referred to in this SAI together as the “Predecessor Funds.” MST, MST II and @Vantage are referred to in this SAI collectively as the “Munder Funds.”

The following is the listing of all name changes for the Funds: Energy Fund (formerly known as Power Plus Fund); Asset Allocation Fund – Balanced (formerly known as Balanced Fund); Technology Fund (formerly known as Future Technology Fund); Internet Fund (formerly known as NetNet Fund); Large-Cap Growth Fund (formerly known as Large-Cap Core Growth Fund, formerly known as Multi-Season Growth Fund); Mid-Cap Core Growth Fund (formerly known as MidCap Select Fund, formerly known as Growth Opportunities Fund); Large-Cap Value Fund (formerly known as Equity Income Fund, formerly known as Growth & Income Fund, formerly known as Income Stock Fund); Cash Investment Fund (formerly known as Money Market Fund); Index 500 Fund (formerly known as Indexed Stock Fund); International Equity Fund (formerly known as International Stock Fund); S&P® MidCap Index Equity Fund (formerly known as Institutional S&P® MidCap Index Equity Fund); S&P® SmallCap Index Equity Fund (formerly known as the Institutional S&P® SmallCap Index Equity Fund); Tax-Free Short & Intermediate Bond Fund (formerly known as Tax-Free Short-Intermediate Bond Fund, formerly known as Tax-Free Intermediate Bond Fund); and Healthcare Fund (formerly known as Framlington Healthcare Fund). The Tax-Free Short & Intermediate Bond Fund originally commenced operations on February 9, 1987 under the name St. Clair Tax-Free Intermediate Bond Fund as a separate portfolio of the St. Clair Tax-Free Fund, Inc. On November 20, 1992, the St. Clair Tax-Free Intermediate Bond Fund was reorganized as the Ambassador Tax-Free Intermediate Bond Fund. On February 14, 2006, the MST Board of Trustees approved a change in each of the S&P® MidCap Index Equity Fund and the S&P® SmallCap Index Equity Fund’s fiscal year end from December 31 to June 30.

As stated in each Prospectus, the investment advisor of each Fund is Munder Capital Management, a Delaware general partnership. As of the date of this SAI, the partners of Munder Capital Management are Munder Capital Holdings, LLC, which owns approximately 99.5% of Munder Capital Management, and Munder Capital Holdings II, LLC, which owns approximately 0.5% of Munder Capital Management. As of June 30, 2007, the ownership of Munder Capital Management was as follows: Munder Capital Management employees hold partnership units representing 20.3% of the firm’s value with an opportunity to increase their interest to over 30% (or approximately 35% of the outstanding voting power) within the next five years; Crestview Partners GP, L.P. and its affiliates hold units representing 67.1% of the firm’s value; and other minority -interest investors hold units totaling 12.6% of the value. World Asset Management, Inc., a Delaware corporation, (“World”) serves as the sub-advisor to the Index 500 Fund, S&P® MidCap Index Equity Fund and the S&P® SmallCap Index Equity Fund (referred to collectively herein as the “Index Funds”). World is an indirect, wholly-owned subsidiary of Comerica Incorporated (“Comerica”). Prior to December 29, 2006, the Advisor was an indirect subsidiary of Comerica, which owned or controlled approximately 96% (89% on a fully diluted basis) of the partnership interests in the Advisor.

Capitalized terms used in this SAI and not otherwise defined have the same meanings as are given to them in each Prospectus.

FUND INVESTMENTS

The following supplements the information contained in each Prospectus concerning the investment objectives and policies of each of the Funds. Each Fund’s investment objective or goal is a non-fundamental policy and may be changed without the authorization of the holders of a majority of the Fund’s outstanding shares. The Tax-Free Short & Intermediate Bond Fund and the Tax-Free Money Market Fund each have a fundamental policy to invest, under normal circumstances, at least 80% of its respective assets in securities, the interest from which is exempt from regular Federal income tax. All other investment policies, unless specifically designated as fundamental, are non-fundamental policies and may be changed by the Boards of Trustees (“Board”) without the authorization of the Fund’s shareholders. Certain Funds have investment strategies to invest in a specific type of investment. These strategies may not be changed without 60 days’ prior notice to shareholders. There can be no assurance that any Fund will achieve its objective or goal.

In determining the rating of an investment, the Funds may rely on credit ratings issued by credit rating agencies registered with the SEC as “nationally recognized statistical rating organizations” (“NRSROs”). Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Service, Inc., a division of McGraw-Hill Companies, Inc. (“S&P®”) and Fitch Ratings, Inc. (“Fitch”) are each registered as an NRSRO. A description of the applicable credit ratings of these NRSROs is set forth in Appendix A to this SAI.

For purposes of this SAI, the Energy Fund, Healthcare Fund, Index 500 Fund, International Equity Fund, International Fund – Core Equity, International Small-Mid Cap Fund, Internet Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Micro-Cap Equity Fund, Mid-Cap Core Growth Fund, Mid-Cap Value Fund, Real Estate Equity Investment Fund, S&P® MidCap Index Equity Fund, S&P® SmallCap Index Equity Fund, Small-Cap Value Fund, Small-Mid Cap Fund, Small-Mid Cap 130/30 Fund and Technology Fund are referred to as the “Equity Funds”; the Bond Fund, International Bond Fund and Intermediate Bond Fund are referred to as the “Bond Funds”; the Tax-Free Short & Intermediate Bond Fund is referred to as the “Tax-Free Bond Fund”; and the Cash Investment Fund and Tax-Free Money Market Fund are referred to as the “Money Market Funds.” In addition, any references to investment limitations or permissible investments for the Bond Funds or the Equity Funds will also apply to the Asset Allocation Fund - Balanced.

To the extent that a reference in this section refers to the “Advisor,” such reference should also be read to refer to World with respect to the Index Funds where the context requires.

Asset-Backed Securities. The Bond Funds and the Cash Investment Fund may purchase asset-backed securities (i.e., securities backed by mortgages, installment sales contracts, credit card receivables or other assets). The average life of asset-backed securities varies with the maturities of the underlying instruments. The average life of an asset-backed instrument is likely to be substantially less than the original maturity of the asset pools underlying the securities as the result of unscheduled principal payments and prepayments. The rate of such prepayments, and hence the life of the securities, will be primarily a function of current interest rates and current conditions in the relevant markets. Because of these and other reasons, an asset-backed security’s total return may be difficult to predict precisely.

Bank Obligations. Each of the Funds may purchase U.S. dollar-denominated bank obligations, including certificates of deposit, bankers’ acceptances, bank notes, deposit notes and interest-bearing savings and time deposits, issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. For this purpose, the assets of a bank or savings institution include the assets of both its domestic and foreign branches. The Funds will invest in the obligations of domestic banks and savings institutions only if their deposits are federally insured. Investments by a Fund (other than the Money Market Funds) in (i) obligations of domestic banks and (ii) obligations of foreign banks and foreign branches of domestic banks each will not exceed 25% of the Fund’s total assets at the time of investment.

Non-domestic bank obligations include Eurodollar Certificates of Deposit (“ECDs”), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits (“ETDs”), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits (“CTDs”), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit (“Yankee CDs”), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers’ Acceptances (“Yankee BAs”), which are U.S. dollar-denominated bankers’ acceptances issued by a U.S. branch of a foreign bank and held in the United States. Although a Fund will invest in obligations of foreign banks or foreign branches of U.S. banks only when the Advisor deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.

Borrowing. Each Fund is authorized to borrow money as permitted under the Investment Company Act of 1940, as amended (“1940 Act”), and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Borrowing may be unsecured. The 1940 Act requires a Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds. A Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Each Fund may, in connection with permissible borrowings, transfer, as collateral, securities owned by the Fund.

Collateralized Debt Obligations. The Funds may invest in collateralized debt obligations (“CDO”), which include collateralized bond obligations (“CBO”), collateralized loan obligations (“CLO”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Fund’s prospectuses (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Commercial Paper. Each Fund may invest in commercial paper, including tax-exempt commercial paper (i.e., short term promissory notes issued by corporations). Each Fund, except the Money Market Funds, may invest in commercial paper of issuers rated, at the time of purchase, in one of the two highest rating categories by at least one NRSRO. Investments by each of the Money Market Funds will consist of issuers rated, at the time, in one of the two highest rating categories by an NRSRO if rated by only one NRSRO, or by two NRSROs if rated by more than one NRSRO. To the extent that the ratings accorded by NRSROs may change as a result of changes in their rating systems, the Funds will attempt to use comparable ratings as standards for its investments, in accordance with the investment policies contained herein. Where necessary to ensure that an instrument meets, or is of comparable quality to, a Fund’s rating criteria, the Fund may require that the issuer’s obligation to pay the principal of, and the interest on, the instrument be backed by insurance or by an unconditional bank letter or line of credit, guarantee, or commitment to lend. In addition, each of the Funds may acquire commercial paper and corporate bonds of issuers that are not rated but are determined by the Advisor at the time of purchase to be of comparable quality to instruments of issuers that may be acquired by such Fund as previously described.

Credit Default Swaps. The Bond Funds may enter into credit default swap agreements. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, illiquidity risk associated with a particular issuer, and credit risk, each of which will be similar in either case, credit default swaps are subject to the risk of illiquidity within the credit default swap market on the whole, as well as counterparty risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps with physical settlements in which a Fund is the seller, the Fund will designate or segregate cash or liquid assets on the Fund’s records with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund) or enter into offsetting transactions. For credit default swaps with cash settlements, sales of protection require the Fund to designate or segregate on its records cash or liquid assets equal to par minus current market value. Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation will not limit the Fund’s exposure to loss.

Depositary Receipts and New York Registered Shares. Depositary receipts are instruments generally issued by domestic banks or trust companies that represent the deposits of a security of a foreign issuer. Generally, investors may pay a fee to convert depositary receipts to the home-market shares.

To the extent a Fund may invest in foreign securities (see below), it may purchase American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), Holding Company Depositary Receipts (“HOLDRs”), New York Registered Shares (“NYRs”) or American Depositary Shares (“ADSs”). ADRs are traded in U.S. dollars on U.S. exchanges or over-the-counter, are typically issued by a U.S. bank or trust company, and evidence ownership of underlying foreign securities. Certain institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangements with the issuer. EDRs are issued by European financial institutions and typically trade in Europe and GDRs are issued by European financial institutions and typically trade in both Europe and the United States. HOLDRs trade on the American Stock Exchange and are fixed baskets of U.S. or foreign stocks that give an investor an ownership interest in each of the underlying stocks. NYRs, also known as Guilder Shares since most of the issuing companies are Dutch, are dollar-denominated certificates issued by foreign companies specifically for the U.S. market. ADSs are shares issued under a deposit agreement that represents an underlying security in the issuer’s home country. (An ADS is the actual share trading, while an ADR represents a bundle of ADSs.) Investments in these types of securities involve similar risks to investments in foreign securities.

Generally, foreign security depositary receipts in registered form are designed for use in the U.S. securities market and foreign security depositary receipts in bearer form are designed for use in securities markets outside the United States. Depositary receipts in which each of the Funds may invest are typically denominated in U.S. dollars, but may be denominated in other currencies. Depositary receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts evidencing ownership of a foreign corporation also involve the risks of other investments in foreign securities. For purposes of each of the Fund’s investment policies, a Fund’s investments in depositary receipts will be deemed to be investments in the underlying securities.

Unlike depositary receipts of foreign companies, NYRs are not receipts backed by the home market security, but represent dollar-denominated direct claims on the issuing company’s capital. Investment in NYRs, therefore, involves similar risks to investing directly in other types of foreign securities. Like depositary receipts, however, investors may pay a fee to convert to the home-market shares.

Exchange Traded Funds (“ETFs”). ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. (See also the description of Investment Company Securities).

Foreign Securities. Each Equity Fund (except the International Equity Fund, the International Fund – Core Equity, the International Small-Mid Cap Fund and the Real Estate Equity Investment Fund), each Bond Fund (except the International Bond Fund), the Asset Allocation Fund - Balanced and the Cash Investment Fund may invest up to 25% of its assets in foreign securities. The Real Estate Equity Investment Fund may not invest in foreign securities. The Tax-Free Bond Fund may invest up to 10% of its assets in foreign securities. Under normal circumstances, the International Equity Fund and the International Bond Fund will each invest at least 80% of its assets in securities of issuers located in at least three countries other than the United States. There is no limit on the International Fund – Core Equity or International Small-Mid Cap Fund’s investments in foreign securities.

The International Bond Fund will primarily invest in foreign debt obligations denominated in foreign currencies, which are issued by foreign governments and government agencies, instrumentalities or political subdivisions; debt securities issued or guaranteed by supranational organizations (as defined below); corporate debt securities; bank or bank holding company debt securities and other debt securities including those convertible into foreign stock. For the purposes of the International Bond Fund’s policy to invest at least 80% of its assets in the securities of issuers in at least three foreign countries, the securities described in this paragraph are considered securities of an issuer in a foreign country.

Income and gains on foreign securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less trading volume than the New York Stock Exchange (“NYSE”) and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and less regulation of stock exchanges, brokers, and listed companies than in the United States. Such concerns are particularly heightened in emerging market countries and Eastern European countries.

Investments in companies in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, in some cases, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in such countries.

Investments in emerging market countries may involve risks of nationalization, expropriation and confiscatory taxation. The governments of a number of emerging market countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in most emerging market countries. Finally, even though certain emerging market currencies may be convertible into United States dollars, the conversion rates may be artificial rather than reflecting their actual market values and may be adverse to a Fund.

In connection with the purchase or sale of securities denominated in foreign currencies, the Advisor endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when a Fund changes investments from one country to another or when proceeds of the sale of Fund shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies that would prevent a Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations.

Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

A Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Changes in foreign currency exchange rates will influence values within a Fund from the perspective of U.S. investors, and may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The Advisor will attempt to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places a Fund’s investments.

The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

Foreign Currency Transactions. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency, each of the Equity Funds (excluding the Real Estate Equity Investment Fund), the Asset Allocation Fund—Balanced and the Bond Funds is authorized, but is not required, to enter into forward foreign currency exchange contracts (“forward currency contracts”) and spot currency contracts (“spot contracts”). Other currency transactions include currency futures, options on currencies, and currency swaps. Forward currency contracts involve a privately negotiated obligation to purchase or sell (with delivery generally required) a specified currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Neither forward currency contracts nor spot contracts eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of currency exchange for a future point in time or purchase currency at a particular point in time. Spot contracts involve the purchase of foreign currency at the current rate, typically in an effort to facilitate transactions in foreign securities. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap as described in this SAI.

A Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody’s, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Advisor.

A Fund’s dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

When the Advisor anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may, but is not obligated to, enter into a forward currency contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund’s securities denominated in such foreign currency. Similarly, when the obligations held by a Fund create a short position in a foreign currency, a Fund may enter into a forward currency contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. With respect to any forward currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. In addition, while forward currency contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains that might result from changes in the value of such currency. A Fund will also incur costs in connection with forward currency contracts and conversions of foreign currencies and U.S. dollars.

When entering into a contract for the purchase or sale of a security, a Fund may enter into a forward currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

At the maturity of a forward currency contract to sell a currency, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency. It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward currency contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. However, the Fund may use liquid, high-grade debt securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

If the Fund retains the portfolio security and engages in offsetting transactions, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund’s entering into a forward currency contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

A Fund will designate on its records cash or liquid assets equal to the amount of the Fund’s assets that could be required to consummate a forward currency contract at the settlement date except to the extent the contracts are otherwise “covered.” A forward currency contract to sell a foreign currency is “covered” if a Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward currency contract (or call option) permitting a Fund to buy the same currency at a price no higher than a Fund’s price to sell the currency. A forward contract to buy a foreign currency is “covered” if a Fund holds a forward contract (or put option) permitting a Fund to sell the same currency at a price as high as or higher than the Fund’s price to buy the currency. Although a Fund is not required to designate cash or liquid assets on its records with regard to “covered” forward currency contracts, each Fund will monitor its leverage exposure to such contracts daily.

Beginning on the date a Fund enters into a currency swap transaction, the Fund will designate on its records cash or liquid assets sufficient to make payment for each currency swap transaction on the next payment date. This amount will be equal to the net difference between the present value of the payments a Fund expects to receive and the present value of the payments the Fund expects to make. However, a Fund is not required to designate any assets in connection with currency swap transactions if the present value of the payments it expects to receive is greater than the present value of the payments it expects to make.

For the purpose of determining the adequacy of the securities designated in connection with forward currency contracts and currency swap transactions, the value of the designated securities will be marked to market daily. If the market value of such securities declines or the designated securities become illiquid, additional cash or liquid assets will be designated daily so that the value of the designated securities will equal the amount of such commitments by the Fund.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage proxy hedging. Proxy hedging is often used when the currency to which the Fund’s portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund’s portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund’s securities denominated in correlated currencies. For example, if the Advisor considers that the Canadian dollar is correlated to the Australian dollar, the Fund holds securities denominated in Canadian dollars and the Advisor believes that the value of the Canadian dollar will decline against the U.S. dollar, the Advisor may enter into a commitment or option to sell Australian dollars and buy U.S. dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, beginning on the date that the hedging transaction is consummated, the Fund will designate cash or liquid assets on its records in an amount sufficient to make payment for the foreign currency at the settlement date, to the extent that the Fund’s obligations are not otherwise “covered” through ownership of the underlying currency.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close to positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy.

Futures Transactions and Related Options. The Equity Funds, the Asset Allocation Fund - Balanced, the Bond Funds and the Tax-Free Bond Fund may enter into certain futures transactions and options on futures contracts.

Futures Contracts. The Equity Funds, the Asset Allocation Fund – Balanced, the Bond Funds and the Tax-Free Bond Fund may purchase and sell futures contracts on securities. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract. The following provides a detailed description of the use of such futures contracts.

Description of Interest Rate Futures Contracts. An interest rate futures contract sale would creates an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without making or taking delivery of securities. Closing out a futures contract sale is effected by the Fund’s entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss. Accounting for futures contracts will be in accordance with generally accepted accounting principles.

The Funds may engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. However in the event of an increase in the market value of the portfolio securities, including the portfolio security being protected, the benefit of this increase would be reduced by the loss realized on closing out the futures contract sale. If interest rate levels did not change, the Fund might incur a loss (which might be reduced by an offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

The Funds may also engage in an interest rate futures contract purchase when they are not fully invested in long-term bonds but wish to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter term securities whose yields are greater than those available on long-term bonds. A Fund’s basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase. If short-term rates at the same time fall, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. In this case, the benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase. If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

The Funds presently could accomplish a similar result which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

Margin Payments. Unlike the purchase or sale of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” For example, when a particular Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the price of the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Advisor may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund’s position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

Risks of Transactions in Futures Contracts. There are several risks in connection with the use of futures by the Funds as hedging devices. One risk arises because of the imperfect correlation between movements in the price of futures and movements in the price of the instruments which are the subject of the hedge. The price of futures may move more than or less than the price of the instruments being hedged. If the price of futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective, but, if the price of the instruments being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Advisor. Conversely, the Funds may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Advisor. It is also possible that, when a Fund sells futures to hedge its portfolio against a decline in the market, the market may advance and the value of the futures instruments held in the Fund may decline.

Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the securities that were to be purchased.

With respect to futures contracts that are not contractually required to “cash-settle,” a Fund must cover its open positions by designating or segregating on its records cash or liquid assets equal to the contract’s full, notional value. With respect to futures that are contractually required to “cash-settle,” however, a Fund is permitted to designate cash or liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation, if any (i.e., the Fund’s daily net liability) rather than the notional value. By designating assets equal to only its net obligation under cash-settled forwards or futures the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Advisor may still not result in a successful hedging transaction over a short time frame.

Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. When there is no liquid market, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodities exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover equity.

Successful use of futures to hedge portfolio securities protects against adverse market movements but also reduces potential gain. For example, if a particular Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Funds may have to sell securities at a time when it may be disadvantageous to do so.

Options on Futures Contracts. The Funds may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

Investments in futures options involve some of the same considerations that are involved in connection with investments in future contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

Guaranteed Investment Contracts and Funding Agreements. The Bond Funds and the Cash Investment Fund may make limited investments in guaranteed investment contracts (“GICs”) or Funding Agreements issued by U.S. insurance companies. GICs and Funding Agreements are normally general obligations of the issuing insurance company. In some cases Funding Agreements may be part of an insurance company’s separate account, but they still benefit from a guarantee from the general account. Pursuant to a GIC or a Funding Agreement, a Fund makes cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits the Fund on a periodic basis with interest that is based on an index. A Fund will only purchase GICs or Funding Agreements from insurance companies that, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Board. Generally, GICs and Funding Agreements are not assignable or transferable without the permission of the issuing insurance company, and an active secondary market in GICs and Funding Agreements does not currently exist. Therefore, GICs and Funding Agreements will normally be considered illiquid investments, and will be acquired subject to the Fund’s limitation on illiquid investments.

Illiquid Securities. Each of the Equity Funds, the Asset Allocation Fund - Balanced, the Bond Funds and the Tax-Free Bond Fund may invest up to 15%, and each of the Money Market Funds may invest up to 10%, of the value of its net assets (determined at time of acquisition) in securities that are illiquid. If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities within a time frame deemed to be in the best interest of the Fund.

Illiquid securities generally include securities for which there is a limited trading market, repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities that are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (“1933 Act”). This includes restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the 1933 Act (“Rule 144A securities”) and commercial obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the 1933 Act (“Section 4(2) paper”).

Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers that make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold only to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund’s limitation on investment in illiquid securities. The Advisor will determine the liquidity of such investments pursuant to guidelines established by the Board. It is possible that unregistered securities purchased by a Fund in reliance upon Rule 144A could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Interest Rate Swap Transactions. Each of the Bond Funds may enter into interest rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Funds than if the Funds had invested directly in an instrument that yielded that desired return. Interest rate swap transactions involve the exchange by a Fund with another party of its commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Typically, the parties with which the Funds will enter into interest rate swap transactions will be brokers, dealers or other financial institutions known as “counterparties.” Certain Federal income tax requirements may, however, limit the Funds’ ability to engage in certain interest rate transactions. Gains from transactions in interest rate swaps distributed to shareholders of the Funds will be taxable as ordinary income or, in certain circumstances, as long-term capital gains to the shareholders.

Beginning on the date a Fund enters into a swap transaction, the Fund will designate on its records cash or liquid assets sufficient to make payment for each swap transaction on the next payment date. This amount will be equal to the net difference between the present value of the payments a Fund expects to receive and the present value of the payments the Fund expects to make. However, a Fund is not required to designate any assets in connection with swap transactions if the present value of the payments it expects to receive is greater than the present value of the payments it expects to make.

The Funds will not enter into any interest rate swap transaction unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party to the transaction is rated in one of the highest four rating categories by at least one NRSRO or is believed by the Advisor to be equivalent to that rating. If the other party to a transaction defaults, the Funds will have contractual remedies pursuant to the agreements related to the transactions.

The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of each of the Funds would be lower than it would have been if interest rate swaps were not used. The swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swaps market has become relatively liquid in comparison with other similar instruments traded in the interbank market. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Funds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Investment Company Securities. Each of the Funds may invest in securities issued by other investment companies. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the expenses each Fund bears directly in connection with its own operations. Except as described in the following paragraph, each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. These limitations do not apply to investments in investment companies through a master-feeder type arrangement. In addition, to the extent allowed by law or regulation, each Fund may invest its assets in securities of investment companies that are money market funds, including those advised by the Advisor or otherwise affiliated with the Advisor, in excess of the limits discussed above. Other investment companies in which a Fund invests can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, which would be in addition to those incurred by the Fund.

Each of the Funds may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with both changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which their shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Examples of ETFs include: SPDRs®, Select Sector SPDRs®, DIAMONDSSM, NASDAQ 100 Shares and iShares. Pursuant to an order issued by the SEC to the iShares Trust, et. al. (“SEC Order”), and procedures approved by the Board, each Fund may, although none presently intend to, invest in iShares ETFs in excess of the 5% and 10% limits described above, provided that the Fund has described ETF investments in its Prospectus and otherwise complies with the conditions of the SEC Order, as it may be amended, and any other applicable investment limitations.

Lending of Portfolio Securities. To enhance the return on its portfolio, each Fund may lend up to 33 1/3% of its total assets to securities firms and financial institutions. Each loan will be secured continuously by collateral in the form of cash, high quality money market instruments or securities issued by the U.S. government or its agencies or instrumentalities. Collateral will be received and maintained by the Funds’ custodian concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the relevant Fund. Initial collateral will have a market value at least equal to 105% of the then-current market value of loaned equity securities not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange, or 102% of the then-current market value of any other loaned securities. For all loaned foreign equity securities, the borrower much increase the collateral on a daily basis if the then-current market value of the collateral becomes insufficient to meet the minimum required collateral level for the type of loaned security as specified above. For all other loaned securities, the borrower must increase the collateral only when the market value of the collateral is less than 100% of the then-current market value of the loaned securities. The borrower pays to the lending Fund an amount equal to any dividends or interest received on loaned securities. The Fund retains all or a portion of the interest received on investment of cash collateral and/or receives a fee from the borrower; however, the lending Fund will generally pay certain administrative and custodial fees in connection with each loan.

Each Fund has a right to call a loan at any time and require the borrower to redeliver the borrowed securities to the Fund within the settlement time specified in the loan agreement or be subject to a “buy in”. The Fund will generally not have the right to vote securities while they are being loaned, but it is expected that the Advisor will call a loan in anticipation of any important vote.

The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to a Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, each Fund is responsible for any loss that might result from its investment of the borrower’s collateral.

The Board has appointed a securities lending agent for the Funds’ securities lending activity. The securities lending agent maintains a list of broker-dealers, banks or other institutions that it has determined to be creditworthy. The Board reviews and approves this list annually. The Funds will only enter into loan arrangements with borrowers on the approved list.

Lower-Rated Debt Securities. Each of the Funds (other than the Money Market Funds and Index Funds) may invest not more than 5% of its total assets in debt securities that are rated below investment grade or in comparable unrated securities. A security is considered investment grade if, at the time of purchase, it is rated BBB- or higher by S&P, Baa3 or higher by Moody’s, or BBB- or higher by Fitch. Whether or not a security is investment grade will be determined based on the ratings given by S&P, Moody’s and Fitch. If all three agencies have rated the security, the median rating will be used. If only two agencies have rated the security, the lower rating will be used. If a single agency has rated the security, that rating will be used. The Money Market Funds and the Index Funds may not invest in such securities. Such securities are also known as junk bonds. The yields on lower-rated debt and comparable unrated securities generally are higher than the yields available on higher-rated securities. However, investments in lower-rated debt and comparable unrated securities generally involve greater volatility of price and risk of loss of income and principal, including the possibility of default by or bankruptcy of the issuers of such securities. Lower-rated debt and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held in each Fund’s portfolio, with a commensurate effect on the value of each of the Fund’s shares. Therefore, an investment in the Funds should not be considered as a complete investment program and may not be appropriate for all investors.

While the market values of lower-rated debt and comparable unrated securities tend to react more to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain lower rated debt and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, lower-rated debt securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of lower-rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because lower-rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Funds may incur additional expenses to the extent that they are required to seek recovery upon a default in the payment of principal or interest on their portfolio holdings. The existence of limited markets for lower-rated debt and comparable unrated securities may diminish each of the Fund’s ability to (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Lower-rated debt securities and comparable unrated securities may have call or buy-back features that permit their issuers to call or repurchase the securities from their holders. If an issuer exercises these rights during periods of declining interest rates, the Funds may have to replace the security with a lower yielding security, thus resulting in a decreased return to the Funds. A description of applicable credit ratings is set forth in Appendix A of this SAI.

Mortgage-Backed Securities. The Bond Funds and the Money Market Funds may purchase mortgage-backed securities. The types of mortgage-backed securities in which a Fund may invest include collateralized mortgage obligations (“CMO”). A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue.

Mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”) include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”). Ginnie Maes are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Maes also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee.

Mortgage-backed securities issued by the Federal National Mortgage Association (“FNMA”) include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”). Fannie Maes are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA.

Mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation (“FHLMC”) include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or

“PCs”). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The average life of mortgage-backed securities varies with the maturities of the underlying instruments, which in the case of mortgages have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of unscheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the securities, will be primarily a function of current interest rates and current conditions in the relevant housing markets. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in the periods of falling interest rates, the rate of mortgage prepayment tends to increase. During such periods, the reinvestment of prepayment proceeds by a Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, a mortgage-backed security’s total return may be difficult to predict precisely. When a Fund purchases mortgage-backed securities at a premium, mortgage prepayments (which may be made at any time without penalty) may result in some loss of the Fund’s principal investment to the extent of the premium paid.

Mortgage Dollar Rolls. In a mortgage dollar roll transaction a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are substantially identical. To be considered substantially identical, the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.

A Fund’s obligations under a dollar roll agreement must be covered by designating, or “segregating,” on its records cash or liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by designating cash or liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Fund’s restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed illiquid and subject to a Fund’s overall limitations on investments in illiquid securities.

Municipal Obligations. The Tax-Free Bond Fund and the Tax-Free Money Market Fund invest, under normal circumstances, at least 80% of their assets in securities, the interest from which is exempt from regular Federal income tax.

Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from regular Federal income tax and/or Michigan state income tax are rendered by bond counsel or counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of municipal obligations or the basis for such opinions.

An issuer’s obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal obligations may be materially adversely affected by litigation or other conditions.

In order to pay interest that is exempt from federal regular income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal obligations. For example, under the Tax Reform Act of 1986 interest on certain private activity bonds must be included in an investor’s Federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their Federal alternative minimum taxable income. The Funds cannot predict what legislation, if any, may be proposed in Congress or in the Michigan state legislature in the future as regards the Federal or state income tax status of interest on municipal obligations in general, or which proposals, if any, might be enacted. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall, and/or may affect the tax-exempt status of the securities in which the Fund invests. Such proposals, if enacted, might materially adversely affect the availability and valuation of municipal obligations for investment by the Tax-Free Bond Fund and the Tax-Free Money Market Fund and the liquidity and value of such Funds. In such an event, the Board would reevaluate the Fund’s investment objective and policies and consider changes in its structure or possible dissolution.

In January of 2006, the Kentucky Court of Appeals held in Davis v. Dept. of Revenue, that a provision in Kentucky tax law which exempts from taxation interest earned on municipal securities of Kentucky or its political subdivisions, but taxes such income when it is derived from non-Kentucky municipal securities violates the Commerce Clause of the United States Constitution. The United States Supreme Court is currently reviewing the decision of the Kentucky Court of Appeals. If the decision is affirmed, there could be a negative impact on the value of securities held by the Tax-Free Bond Fund and the Tax-Free Money Market Fund and, therefore, the value of Fund shares. In addition, other future changes in federal and/or state laws could possibly have a negative impact on the tax treatment and/or value of municipal securities.

General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Limited obligation bonds (or revenue bonds) are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer’s general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor). Under the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), certain limited obligation bonds are considered “private activity bonds” and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability. Pre-refunded bonds are municipal obligations that are generally backed or secured by U.S. Treasury bonds. In a typical pre-refunded issue, a municipality sells new bonds and uses the proceeds to buy Treasury securities. It then sets those Treasuries aside, keeping them in special escrow account that will be used to redeem the older, higher-coupon bonds either at the earliest possible date or some later date. Pre-refunded bonds can provide investors with a combination of the highest possible credit quality, and a taxable equivalent yield that compares favorably with that available on Treasuries. Bond anticipation notes (“BAN”) are short-term debt instruments issued by a state or municipality that will be paid off with the proceeds of an upcoming bond issue. Revenue anticipation notes (“RAN”) are short-term debt issues of a municipal entity that are to be repaid out of anticipated revenues, such as sales taxes. When the anticipated revenues are collected, the RAN is paid off.

Some longer-term municipal obligations give the investor the right to “put” or sell the security at par (face value) within a specified number of days following the investor’s request—usually one to seven days. This demand feature enhances a security’s liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, a Fund would hold the longer-term security, which could experience substantially more volatility.

The Tax-Free Money Market Fund may invest in municipal obligations with maturities in excess of 397 days as allowed under Rule 2a-7 of the 1940 Act. In general, any such securities purchased by the Fund will include a demand feature that allows the Fund to receive principal and interest within seven days of demand. Such securities are sometimes called “synthetic paper”.

The Tax-Free Bond Fund and the Tax-Free Money Market Fund may invest in municipal obligations with credit enhancements such as letters of credit, municipal obligation insurance and standby bond purchase agreements (“SBPAs”). Letters of credit that are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal obligation should default. Municipal obligation insurance, which is usually purchased by the bond issuer from a private, non-governmental insurance company, provides an unconditional and irrevocable guarantee that the insured obligation’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any Fund. The credit rating of an insured municipal obligation reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured municipal obligation. Although defaults on insured municipal obligations have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest rating. An SBPA is a liquidity facility provided to pay the purchase price of bonds that cannot be re-marketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider’s obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower.

The Cash Investment Fund may, when deemed appropriate by the Advisor in light of the Fund’s investment objective, invest in high quality municipal obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for Federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of money market instruments of comparable quality. The Cash Investment Fund does not expect to invest more than 5% of its net assets in such municipal obligations during the current fiscal year.

Options. Each of the Equity Funds, the Asset Allocation Fund - Balanced, the Bond Funds and Tax-Free Bond Fund may purchase and sell put and call options, but will primarily write covered call options, purchase put options on securities held by the applicable Fund, or otherwise engage in options transactions that do not leverage the Fund. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options’ trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. For risks associated with optionson foreign securities, see “Foreign Currency Transactions.”

A call option for a particular security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer of the option the obligation to buy, the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

The writer of an option that wishes to terminate its obligation may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer’s position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a “closing sale transaction.” The cost of such a closing purchase transaction plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no guarantee in any instance that either a closing purchase transaction or a closing sale transaction can be effected.

Effecting a closing sale transaction in the case of a written call option will permit the Funds to write another call option on the underlying security with either a different exercise price or expiration date or both. Also, effecting a closing sale transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing sale transaction prior to or concurrent with the sale of the security.

The Funds may write options in connection with buy-and-write transactions; that is, the Funds may purchase a security and then write a call option against that security. The Funds will determine the exercise price of the call based upon the expected price movement of the underlying security. The exercise price of a call option may be below (“in-the-money”), equal to (“at-the-money”) or above (“out-of-the-money”) the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the maximum gain to the relevant Fund will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund’s purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

In the case of writing a call option on a security, the option is “covered” if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration, such as conversion or exchange of other securities held by it, or, if additional cash consideration is required, the Fund has designated or “segregated” on its records cash or liquid assets equal in value to such amount. A call option is covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written provided the Fund designates on its records cash or liquid assets equal to the difference. A Fund will limit its investment in uncovered put or call options purchased or written, measured by the exercise price in the case of a put or market value in the case of a call, by the Fund to 33 1/3% of the Fund’s total assets. A Fund will write put options only if they are covered by (1) designating on its records cash or liquid assets in an amount not less than the exercise price of the option at all times during the option period or (2) selling short the underlying security at a price at least equal to the strike price or purchasing a put option with a strike price at least equal to the strike price of the put option sold.

The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the relevant Fund’s gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund’s return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

The Funds may purchase put options to hedge against a decline in the value of their portfolios. By using put options in this way, a Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Funds may purchase call options to hedge against an increase in the price of securities that they anticipate purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked to market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by the Fund expires unexercised the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. An option writer that is unable to effect a closing purchase transaction will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

There is no assurance that a Fund will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange (an “Exchange”), may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

Real Estate Securities. The Real Estate Equity Investment Fund may invest without limit in shares of real estate investment trusts (“REITs”). The Equity Funds and the Asset Allocation Fund - Balanced may also invest in REITs. REITs pool investors’ funds for investment primarily in income producing real estate or real estate loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of it taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. The Funds will not invest in real estate directly, but only in securities issued by real estate companies. However, the Funds may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants and changes in interest rates.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code, or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

Repurchase Agreements. Each of the Funds may agree to purchase securities from financial institutions or broker-dealers deemed creditworthy by the Advisor, subject to the seller’s agreement to repurchase the securities at an agreed-upon time and price (“repurchase agreements”). The resale price under a repurchase agreement is generally equal to the price paid by a Fund, plus interest negotiated on the basis of then-current short-term rates (which may be more or less than the rate on the underlying securities). Repurchase agreements are typically entered into for periods of one week or less.

The Advisor will review and continuously monitor the creditworthiness of each approved seller, and will require each of a Fund’s repurchase agreements to be fully collateralized at all times with high-quality, liquid assets maintained by the seller in a segregated account. Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller. If a seller under a repurchase agreement were to default on the agreement and be unable to repurchase the security subject to the repurchase agreement, a Fund would look to the collateral underlying the seller’s repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller’s obligation to the Fund. A Fund might incur a loss if the value of the collateral declines and may incur disposition costs in liquidating certain collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller, obtaining rights to sell the collateral may be delayed or limited and a loss may be incurred, except with respect to repurchase agreements secured by U.S. government securities. With respect to the Money Market Funds, the securities held subject to a repurchase agreement may have stated maturities exceeding 397 days, provided that the repurchase agreement itself matures in 397 days or less.

Securities subject to repurchase agreements will be held, as applicable, by the Funds’ custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

Repurchase agreements shall be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or, where the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities. The staff of the SEC currently takes the position that repurchase agreements maturing in more than seven days are illiquid securities.

Restricted Securities. Each of the Funds may invest in commercial obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(2). Each of the Funds may also purchase securities that are not registered under the 1933 Act, but which can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act (“Rule 144A securities”). Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers that make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold only to other qualified institutional buyers. The Advisor will determine the liquidity of such investments pursuant to guidelines established by the Board. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund’s limitation on investment in illiquid securities. It is possible that unregistered securities purchased by a Fund in reliance upon Rule 144A could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

Reverse Repurchase Agreements. Each Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price (“reverse repurchase agreements”). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain cash or liquid assets designated on the Fund’s records in an amount at least equal to the repurchase price plus accrued interest, subject to the agreement. To the extent that positions in reverse repurchase agreements are not covered by designating cash or liquid assets at least equal to the repurchase price plus accrued interest, such transactions would be subject to the Fund’s restrictions on borrowings.

Rights and Warrants. The Equity Funds and the Asset Allocation Fund - Balanced may purchase common stock rights and warrants separately or may receive them as part of a unit or attached to securities purchased. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set time period. Subscription rights normally have a short life span to expiration.

At the time of issuance, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This effect enables the investor to gain exposure to the underlying security with a relatively low capital investment but increases an investor’s risk in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value.

The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

Short Sales. The Funds may engage in short sales, including short sales against the box. Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. A short sale against the box is a short sale where at the time of the sale, the Fund owns or has the right to obtain securities equivalent in kind and amounts. To complete a short sale transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any interest or dividends which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. There will also be other costs associated with short sales.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest or dividends the Fund may be required to pay in connection with a short sale, and will be also decreased by any transaction or other costs.

Until the Fund replaces a borrowed security in connection with a short sale, the Fund will (a) designate on its records as collateral cash or liquid assets at such a level that the designated assets plus any amount deposited with the broker as collateral will equal the current value of the security sold short or (b) otherwise cover its short position in accordance with applicable law. The amount designated on the Fund’s records will be marked to market daily and at no time will the sum of the amount so designated and the amount deposited with the broker as collateral be less than the market value of the securities at the time they sold short. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

There is no guarantee that the Fund will be able to close out a short position at any particular time or at an acceptable price. During the time that the Fund is short a security, it is subject to the risk that the lender of the security will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If that occurs, the Fund may be “bought in” at the price required to purchase the security needed to close out the short position, which may be a disadvantageous price.

Short sales also involve other costs. The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow the security, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

In addition to the short sales discussed above, the Fund may make short sales “against the box,” a transaction in which the Fund enters into a short sale of a security that the Fund owns or has the right to obtain at no additional cost. The Fund does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Fund effects a short sale of securities against the box at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied.

Stand-by Commitments. The Asset Allocation Fund - Balanced, the Cash Investment Fund, the Tax-Free Bond Fund and the Tax-Free Money Market Fund may each enter into stand-by commitments with respect to municipal obligations held by it. Under a stand-by commitment, a dealer agrees to purchase at the Fund’s option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.

The Funds expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by a Fund will not exceed  1/2 of 1% of the value of such Fund’s total assets calculated immediately after each stand-by commitment is acquired.

The Funds intend to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Advisor’s opinion, present minimal credit risks. The Tax-Free Bond Fund and the Tax-Free Money Market Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation of the underlying municipal obligation. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where a Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Fund and will be reflected as a realized gain or loss when the commitment is exercised or expires.

Stock Index Futures, Options on Stock and Bond Indices and Options on Stock and Bond Index Futures Contracts. The Equity Funds, the Asset Allocation Fund - Balanced, the Bond Funds and the Tax-Free Bond Fund may enter into stock index futures contracts, and purchase and sell options on stock and bond indices and options on stock and bond index futures contracts as described in the applicable Prospectus. The International Bond Fund may purchase and sell options on bond index futures contracts as described in its Prospectus. The Funds may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and selling the underlying futures or purchasing and writing options directly on the underlying securities or indices. For example, such Funds may purchase put options or write call options on stock and bond index futures (only bond index futures in the case of the International Bond Fund), rather than selling futures contracts, in anticipation of a decline in general stock or bond market prices or purchase call options or write put options on stock or bond index futures, rather than purchasing such futures, to hedge against possible increases in the price of securities which such Funds intend to purchase.

A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indices, such as the Standard & Poor’s 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indices, such as the Standard & Poor’s 100 or indices based on an industry or market segment, such as oil and gas stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

A bond index assigns relative values of the bonds included in the index and the index fluctuates with changes in the market values of the bonds included. The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes.

Options on stock and bond indices are similar to options on specific securities, described above, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock or bond index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock or bond index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock or bond indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks.

A Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, a Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

For example, if the Advisor expects general stock or bond market prices to rise, it might enter into a long stock index futures contract, or purchase a call option on that index, as a hedge against an increase in prices of particular securities it ultimately wants to buy. If in fact the index does rise, the price of the particular securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the relevant Fund’s futures contract or index option resulting from the increase in the index. If, on the other hand, the Advisor expects general stock or bond market prices to decline, it might take a short position in a futures contract, or purchase a put option, on the index. If that index does in fact decline, the value of some or all of the securities in the relevant Fund’s portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund’s position in such futures contract or put option.

Stripped Securities. The Asset Allocation Fund - Balanced, the Bond Funds and the Money Market Funds may acquire U.S. government obligations and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government obligations, the holder will resell the stripped securities in custodial receipt programs. The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a single future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government obligations for Federal tax and securities purposes. The Funds are not aware of any binding legislative, judicial or administrative authority on this issue.

Only instruments that are stripped by the issuing agency will be considered U.S. government obligations. Securities that are stripped by their holder do not qualify as U.S. government obligations.

The U.S. Treasury Department facilitates transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on U.S. Treasury securities through the Federal Reserve book-entry recordkeeping system. The Federal Reserve program as established by the U.S. Treasury Department is known as “STRIPS” or “Separate Trading of Registered Interest and Principal of Securities.” Under the STRIPS program, a Fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry recordkeeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

Certain types of stripped securities will normally be considered illiquid instruments and will be acquired subject to the limitation on illiquid investments unless the Advisor determines them to be liquid under guidelines established by the Board.

In addition, the Asset Allocation Fund - Balanced, the Bond Funds and the Money Market Funds may invest in stripped mortgage-backed securities (“SMBS”), which represent beneficial ownership interests in the principal distributions and/or the interest distributions on mortgage assets. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most common case, one class of SMBS will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class).

The original principal amount, if any, of each SMBS class represents the amount payable to the holder thereof over the life of such SMBS class from principal distributions of the underlying mortgage assets, which will be zero in the case of an IO class. Interest distributions allocable to a class of SMBS, if any, consist of interest at a specified rate on its principal amount, if any, or its notional principal amount in the case of an IO class. The notional principal amount is used solely for purposes of the determination of interest distributions and certain other rights of holders of such IO class and does not represent an interest in principal distributions of the mortgage assets.

Yields on SMBS will be extremely sensitive to the prepayment experience of the underlying mortgage loans, and there are other associated risks. For IO classes of SMBS and SMBS that were purchased at prices exceeding their principal amounts there is a risk that a Fund may not fully recover its initial investment.

The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made under guidelines and standards established by the Board. Such securities may be deemed liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Fund’s net asset value per share.

Supranational Bank Obligations. Each of the Asset Allocation Fund - Balanced, the Bond Funds and the Money Market Funds may invest in supranational bank obligations. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., The World Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries, and there is no assurance that these commitments will be undertaken or met in the future.

U.S. Government Obligations. Each of the Funds may purchase obligations issued or guaranteed by the U.S. government and U.S. government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. government, such as those of GNMA, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of FNMA, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of FHLMC and the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. government obligations that may be acquired by the Funds include without limitation U.S. Treasury bills, U.S. Treasury notes and U.S. Treasury bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of

the United States, Small Business Administration, FNMA, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, FHLMC, Federal Intermediate Credit Banks and Maritime Administration.

U.S. Treasury securities differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less, Treasury notes have initial maturities of one to ten years and Treasury bonds generally have initial maturities greater than ten years. A portion of the U.S. Treasury securities purchased by the Money Market Funds may be “zero coupon” Treasury securities. These are U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts or which are certificates representing interests in such stripped debt obligations and coupons. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. A zero coupon security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a “deep discount” price).

The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise. For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest. Current Federal tax law requires that a holder (such as a Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year.

Certain banks and brokerage firms have separated (“stripped”) the principal portions (“corpus”) from the coupon portions of the U.S. Treasury bonds and notes and sell them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account). The Money Market Funds will not purchase any such receipts or certificates representing stripped corpus or coupon interests in U.S. Treasury securities sold by banks and brokerage firms. The Money Market Funds will only purchase zero coupon Treasury securities that have been stripped by the Federal Reserve Bank. See “Stripped Securities” above for more information on these types of securities.

Variable Amount Master Demand Notes. Each of the Funds may purchase variable amount master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, a Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Money Market Funds may invest in variable amount master demand notes only when the Advisor deems the investment to involve minimal credit risks.

Variable or Floating Rate Instruments. Debt instruments in which the Funds invest may be structured to have variable or floating interest rates. A floating rate security is a security the terms of which provide for the adjustment of its interest rate whenever a specified interest rate changes and that, at any time until the final maturity of the instrument or period remaining until the principal can be recovered through demand, can reasonably be expected to have a market value that approximates its amortized cost. A variable rate security is a security the terms of which provide for the adjustment of its interest rate on set dates (such as the last day of a month or calendar quarter) and that, upon each adjustment until the final maturity of the instrument or the period remaining until the principal amount can be recovered through a demand, can reasonably be expected to have a market value that approximates its amortized cost. Variable or floating rate obligations purchased by a Fund may have stated maturities in excess of a Fund’s maturity limitation if the Fund can demand payment of the principal of the instrument at least once during such period on not more than thirty days’ notice (this demand feature is not required if the instrument is guaranteed by the U.S. government or an agency thereof). These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to a Fund, the issuer’s obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. The Money Market Funds will invest in variable and floating rate instruments only when the Advisor deems the investment to involve minimal credit risk.

Variable or floating rate securities held by a Fund will be subject to the Fund’s limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

In determining average weighted portfolio maturity of a Fund, short-term variable or floating rate securities are deemed to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. For purposes of this paragraph, “short-term” with respect to a security means that the principal amount, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less.

In determining average weighted portfolio maturity of a Fund, long-term variable or floating rate securities are deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. For purposes of this paragraph, “long-term” with respect to a security means that the principal amount of the security is scheduled to be paid in more than 397 days.

Variable or floating rate government securities where the variable rate of interest is readjusted no less frequently than every 762 days shall be deemed to have a maturity equal to the period remaining until the next interest rate readjustment.

When calculating a Money Market Fund’s dollar-weighted average portfolio maturity, floating rate securities are deemed to have a maturity of one day, and variable rate securities are deemed to have a maturity equal to the lesser of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions). When-issued purchases and forward commitments (known as delayed-delivery transactions) are commitments by a Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit a Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

When a Fund agrees to purchase securities on a when-issued or forward commitment basis, a Fund will designate on its records cash or liquid assets equal to the amount of the commitment on the settlement date. Normally, a Fund will designate portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to designate additional assets in order to ensure that the value of such assets remains equal to the amount of the Fund’s commitments. Because a Fund’s liquidity and ability to manage its portfolio might be affected when it designates cash or liquid assets to cover such purchase commitments, the Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of a Fund’s total assets absent unusual circumstances.

A Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, a Fund may realize a taxable capital gain or loss. When a Fund has sold a security pursuant to one of these transactions, the Fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or suffer a loss.

When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

A when-issued or delayed delivery transaction includes a “to be announced” transaction in which a seller agrees to deliver a security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the purchaser agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, the purchaser and the seller would agree upon the issuer, coupon rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it delivers mortgages that meet the specified terms.

The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Yields and Ratings. The yields on certain obligations, including the money market instruments in which each Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P®, Moody’s, Fitch and other NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

The Cash Investment Fund will not invest more than 5% of its total assets in securities rated in the second highest rating category by such NRSROs and will not invest more than 1% of its total assets in such securities of any one issuer. Each of the Cash Investment Fund and Tax-Free Money Market Fund intends to limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) to not more than 5% of the Fund’s total assets at the time of purchase, provided that the Fund may invest up to 25% of its total assets in the securities of any one issuer rated in the highest rating category by an NRSRO for a period of up to three business days. Unrated and certain single rated securities (other than U.S. government securities) may be purchased by the Money Market Funds, but are subject to a determination by the Advisor, in accordance with procedures established by the Board, that the unrated and single rated securities are of comparable quality to the appropriate rated securities.

Subsequent to its purchase by a Fund, an unrated security may be rated, a rated security may cease to be rated, or a rated security’s rating may be reduced. The Board or the Advisor pursuant to guidelines established by the Board, will consider such an event in determining whether the Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

Disclosure of Portfolio Holdings. The Board has adopted policies regarding disclosure of the Munder Funds’ portfolio holdings information. These policies generally prohibit the Munder Funds, MCM, and any sub-advisor to the Munder Funds from disclosing any information concerning the Munder Funds’ portfolio holdings to any third party earlier than the day next following the day on which the information is publicly disclosed.

Each Fund publicly discloses a complete uncertified list of its portfolio holdings as of the end of each calendar month not earlier than 30 days after the end of such month. Each Fund may also publicly disclose other information from which the Fund’s specific portfolio holdings could be derived as of the end of each calendar month not earlier than 15 days after the end of such month. This other information may include the Fund’s top ten holdings, sector information and other identifiable holdings information. Each Fund may choose to publish its portfolio holdings and other identifiable holdings information less frequently or not at all, except to the extent required to be disclosed by applicable law. Each Fund will make its portfolio holdings information available to the general public on the Munder Funds website (www.munder.com).

Prior to the time that a Fund’s portfolio holdings information is publicly disclosed, MCM and/or the Funds may disclose any and all portfolio holdings information to the following categories of persons, subject to the applicable conditions:

Service providers. MCM and/or the Funds may disclose portfolio holdings information to the Funds’ primary service providers (i.e., the Funds’ advisor, sub-advisors, custodian, distributor, fund accountant, administrator, sub-administrator, independent public accountants, and external legal counsel) and to other service providers (such as proxy voting services, pricing information vendors, broker-dealers who effect portfolio securities transactions, broker-dealers who provide pricing information, and providers of printing and/or regulatory filing services) who need access to such information to perform services for the benefit of the Funds. Portfolio holdings information will be disclosed to a service provider to the extent and as frequently as necessary to allow such service provider to perform its duties and responsibilities which may be immediate with no lag time. The service providers are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract. The Funds’ current primary service providers are MCM, World (with respect to the Index Funds), State Street Bank and Trust Company, Funds Distributor, Inc., PFPC Inc., Ernst &Young LLP, Dechert LLP, and Morgan Lewis & Bockius LLP. Other service providers who routinely receive portfolio holdings information from the Funds are Institutional Shareholder Services, FT Interactive, Reuters, Thomsen Financial/ILX, Bear Stearns, WM Company, R.R. Donnelley and Bowne & Co.

Other. The Funds, MCM or any sub-advisors to the Munder Funds may disclose portfolio holdings information to other individuals or entities, but only if the following conditions have been met: (1) a written request for disclosure prior to public dissemination must be submitted to and approved in writing by either the President or a Vice President of the Munder Funds and MCM’s Legal Department; (2) the President or a Vice President of the Munder Funds and MCM’s Legal Department must determine that the requested disclosure would serve a legitimate business purpose of the Funds and is in the best interests of a Fund and its shareholders; (3) the portfolio holdings information must be disclosed pursuant to the terms of a written confidentiality agreement between the recipient and a Fund, unless such disclosure is otherwise required by applicable law; and (4) none of the Munder Funds, the Munder Funds’ investment advisers, or their affiliates may receive compensation or other consideration in connection with an arrangement to make available information about the Fund’s portfolio holdings. In determining whether the requested disclosure is in the best interest of Fund shareholders, the President or Vice President of the Munder Funds, as applicable, and MCM’s Legal Department will take into consideration the likelihood that, and the extent to which, the disclosure of such information may be used in a harmful or abusive manner by the recipient. In the event of a conflict between the interests of the Munder Funds and their shareholders, on the one hand, and those of MCM, any sub-advisor to the Munder Funds, the Munder Funds’ principal underwriter, or any affiliated person of the Munder Funds, MCM, any sub-advisor to the Munder Funds or the Munder Funds’ principal underwriter, on the other hand, the conflict shall be resolved in favor of the interests of the Munder Funds and their shareholders.

The terms of any confidentiality agreement entered into will generally provide, among other things, that (1) the portfolio holding information is the confidential property of the Munder Funds and may not be shared or used directly or indirectly for any purpose except as expressly provided in the confidentiality agreement; (2) the recipient agrees to limit access to the portfolio holdings information to its employees (and agents) who, on a need to know basis, (a) are authorized to have access to the portfolio holdings information and (b) are subject to confidentiality obligations, including a duty not to trade on non-public information; and (3) the recipient does not distribute the portfolio holdings or result of the analysis to third parties, other departments or person who are likely to use the information for purposes of purchasing or selling the Munder Funds prior to the day next following the public disclosure of such portfolio holdings information.

The types of individuals or entities to whom MCM, a sub-advisor, or the Funds might disclose portfolio holdings information prior to public disclosure subject to the conditions described above could include mutual fund evaluation services and due diligence departments of broker-dealers and wirehouses. These services and departments regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. This is not meant to be an exclusive list and MCM, a sub-advisor and/or the Funds may disclose portfolio holdings to other types of third parties so long as the conditions described above are satisfied.

As of the date of this SAI, the Mid-Cap Core Growth Fund and the Small-Cap Value Fund each had an ongoing arrangement to provide the following information to ING Life Insurance and Annuity Company: total net assets, beta, top ten holdings with weightings, sector and/or industry weightings and asset allocation of the Fund. Such information is as of the last day of a month and is provided to ING on the 15th day of the next month. ING uses such information in preparing information materials for its retirement programs in which the Funds are investment options. ING has agreed not to release to any third party any material which includes such data until the day after complete lists of the Funds’ holdings as of the date of the information provided to ING are made publicly available. The disclosure of this information is subject to a confidentiality agreement between the Funds and ING, the terms of which includes the terms described above.

Portfolio managers, analysts and other senior officers or spokespersons of MCM, any sub-advisor to the Munder Funds or the Munder Funds are permitted to disclose or confirm the ownership of any individual portfolio holding to reporters, brokers, shareholders, consultants or other interested persons provided that such information already has been publicly disclosed. MCM or a sub-advisor may periodically distribute lists of portfolio holdings held by the Munder Funds for the purpose of facilitating efficient trading of such securities and receipt of relevant research. The information on such lists shall be as of month end and will not be distributed until the day next following the public disclosure of the portfolio holdings.

The Board receives reports at its quarterly meetings concerning disclosure by the Munder Funds of portfolio holdings information. The Board, MCM or a sub-advisor may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio holdings information beyond those found in the Munder Funds’ policies. The policies may not be waived, nor may exceptions be made without the approval of MCM’s Legal Department. All waivers and exceptions will be disclosed to the Board no later than its next regularly scheduled quarterly meeting. All material amendments to the policies will be submitted to the Board for approval or ratification.

RISK FACTORS AND SPECIAL CONSIDERATIONS - INDEX FUNDS

Traditional methods of fund investment management typically involve relatively frequent changes in a portfolio of securities on the basis of economic, financial and market analysis. None of the Index Funds is managed in this manner. Instead, with the aid of a computer program, World purchases and sells securities for each Index Fund in an attempt to produce investment results that substantially duplicate the investment composition and performance of each Index Fund’s respective corresponding index, taking into account redemptions, sales of additional Index Fund shares, and other adjustments as described below.

Each Index Fund generally expects to hold all of the stocks included in the relevant corresponding index on the basis of each stock’s weighted capitalization in such index. World does not intend to screen securities for investment by an Index Fund by traditional methods of financial and market analysis; however World may remove stocks of companies which exhibit extreme financial distress or which may impair for any reason an Index Fund’s ability to achieve its investment objective. If an issuer drops in ranking, or is eliminated entirely from an Index Fund’s corresponding index, World may be required to sell some or all of the common stock of such issuer then held by the Index Fund. Such sales of portfolio securities may be made at times when, if World were not required to effect purchases and sales of portfolio securities in accordance with the corresponding index, the securities might not be sold. These sales may result in lower prices for such securities than may have been realized or in losses that may not have been incurred if World were not required to effect the purchases and sales. The failure of an issuer to declare or pay dividends, the institution against an issuer of potentially materially adverse legal proceedings, the existence or threat of defaults materially and adversely affecting an issuer’s future declaration and payment of dividends, or the existence of other materially adverse credit factors will not necessarily be the basis for the disposition of portfolio securities, unless such event causes the issuer to be eliminated entirely from the corresponding index.

Redemptions of a substantial number of shares of an Index Fund could reduce the number of issuers represented in the Index Fund’s investment portfolio, increase trading costs and/or increase hedging activities (such as the purchase or sale of options on indices or futures contracts), which could, in turn, adversely affect the accuracy with which a Fund tracks the performance of the corresponding index.

While each of the Index Funds will invest primarily in the common stocks that constitute their corresponding indexes in accordance with the relative capitalization as described above, it is possible that an Index Fund will from time to time receive, as part of a “spin-off” or other corporate reorganization of an issuer included in a corresponding index, securities that are themselves outside the corresponding index. Such securities will be disposed of by an Index Fund in due course consistent with an Index Fund’s investment objective.

In addition, each of the Index Funds may invest in Standard & Poor’s Depositary Receipts (“SPDRs”). SPDRs are securities that represent ownership in a SPDR Trust, unit investment trusts which are intended to provide investment results that generally correspond to the price and yield performance of an S&P® index. SPDR interest holders are paid a “Dividend Equivalent Amount” that corresponds to the amount of cash dividends accruing to the securities in the SPDR Trust, net of certain fees and expenses charged to the Trust. Because of these fees and expenses, the dividend yield for SPDRs may be less than that of the index it represents. SPDRs are traded on the American Stock Exchange.

Each of the Index Funds may also purchase put and call options on the S&P® stock indices that are traded on national securities exchanges. In addition, each of the Funds may enter into transactions involving futures contracts (and futures options) on these stock indices and may purchase securities of other investment companies that are structured to seek a similar correlation to the applicable S&P® index. These transactions are effected in an effort to have fuller exposure to price movements in the applicable S&P® index pending investment of purchase orders or while maintaining liquidity to meet potential shareholder redemptions. Transactions in option and stock index futures contracts may be desirable to hedge against a price movement in an index at times when an Index Fund is not fully invested in stocks that are included in that index. For example, by purchasing a futures contract, the S&P® MidCap Index Equity Fund may be able to reduce the potential that cash inflows will disrupt its ability to track the S&P MidCap 400® Index, since the futures contracts may serve as a temporary substitute for stocks which may then be purchased in an orderly fashion. Similarly, because futures contracts only require a small initial margin deposit, the S&P® MidCap Index Equity Fund may be able, as an effective matter, to be fully invested in the S&P MidCap 400® Index while keeping a cash reserve to meet potential redemptions.

None of the Index Funds is sponsored, endorsed, sold or promoted by S&P®. S&P® makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500®, S&P MidCap 400® or the S&P SmallCap 600® to track general stock market performance. S&P®’s only relationship to the Index Funds is the licensing of certain trademarks and trade names of S&P® and of the indexes which are determined, composed and calculated by S&P® without regard to the Funds. S&P® has no obligation to take the needs of the Trust or the owners of the Index Funds into consideration in determining, composing or calculating the indexes. S&P® is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Index Funds or in the determination or calculation of the equation by which the Index Funds are to be converted into cash. S&P® has no obligation or liability in connection with the administration, marketing or trading of the Index Funds.

S&P® does not guarantee the accuracy and/or the completeness of the indexes or any data included therein and S&P® shall have no liability for any errors, omissions, or interruptions therein. S&P® makes no warranty, express or implied, as to results to be obtained by the Index Funds, owners of the Index Funds, or any other person or entity from the use of the indexes or any data included therein. S&P® makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P® have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

“Standard & Poor’s®”, “S&P®”, “S&P MidCap 400®”, “Standard & Poor’s MidCap 400”, “400”, “S&P SmallCap 600®”, “Standard & Poor’s SmallCap 600” and “600” are trademarks of McGraw-Hill Companies, Inc. and have been licensed for use by the Trust.

RISK FACTORS AND SPECIAL CONSIDERATIONS –TAX-FREE SHORT & INTERMEDIATE BOND FUND

The information set forth below is derived in substantial part from the official statements prepared in connection with the issuance of Michigan municipal bonds and similar obligations and other sources that are generally available to investors. The information is provided as general information intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of the State of Michigan (the “State”). The Funds have not independently verified this information. The State of Michigan Comprehensive Annual Financial Reports prepared by the State’s Department of Management and Budget for fiscal years ended September 30, 2004 and 2005, together with unaudited monthly financial reports, may be found at www.michigan.gov/budget. The State of Michigan, Executive Budget of the Governor, Fiscal Year 2006-07 contains a discussion of recommended expenditures and revenues for fiscal year 2006-07. It also contains an economic forecast. Copies of the applicable budgetary and appropriation documents and executive orders relating to the budget may also be found at www.michigan.gov/budget.

The State Constitution limits the purposes for which State general obligation debt may be issued. Such debt is limited to short-term debt for State operating purposes (further limited to 15% of undedicated revenues received during the prior fiscal year), short and long-term debt for the purpose of making loans to school districts, and long-term debt for voter approved purposes.

Expenditures are not permitted by the State Constitution to exceed available revenues. The State’s Constitution also directs or restricts the use of certain revenues. The State Constitution requires that the Governor, with the approval of the appropriating committees of the State House and Senate, reduce expenditures whenever it appears that the actual revenues will be less than the originally projected revenues upon which the budget was based. By statute, any recommendation for the reduction of expenditures must be approved or disapproved by a majority of the members of the appropriating committees of the House and Senate within ten days after the recommendation is made. No reduction can be made without approval from both committees and in the event of disapproval, the Governor may within 30 days submit a new recommendation for expenditure reductions to the committees for their approval or disapproval.

The State finances its operations through the State’s General Fund and special revenue funds. The General Fund receives revenues of the State that are not specifically required to be included in the special revenue funds. General Fund revenues are obtained approximately 51% from the payment of

State taxes and 49% from federal and non-tax revenue sources. Tax revenues credited to the General Fund include portions of collections from the personal income tax, the single business tax, use tax, sales tax and various other taxes.

The State’s Constitution also limits the amount of total State revenues raised from taxes and other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are limited to a fixed percentage of State personal income in the prior calendar year or average of the prior three calendar years, whichever is greater. The percentage is fixed by the amendment to equal the ratio of the 1978-79 fiscal year revenues to total 1977 personal income. If any fiscal year revenues exceed the revenue limitation by 1% or more, the entire amount of such excess shall be rebated in the following fiscal year’s personal income tax or single business tax. Any excess of less than 1% may be transferred to the State’s Budget Stabilization Fund. The State may raise taxes in excess of the limit in emergency situations, when deemed necessary by the Governor and two-thirds of the members of each house of the Legislature.

In 1977, the State enacted legislation which created the Counter-Cyclical Budget and Economic Stabilization Fund, commonly known as the Budget Stabilization Fund (“BSF”), to accumulate balances during years of significant economic growth for utilization in years when the State’s economy experiences cyclical downturns or unforeseen fiscal emergencies. Calculated on an accrual basis, the unreserved ending accrued balance of the BSF was $994.2 million on September 30, 2001, $145.2 million on September 30, 2002, $-0- on September 30, 2003, $81.3 million on September 30, 2004 and $2.0 million on September 30, 2005.

In 1999, legislation was passed completely phasing out the single business tax (“SBT”). Effective January 1, 1999, the SBT rate was reduced from 2.3% to 2.2% and was to be reduced annually by 0.1% each January 1 until the tax was completely eliminated. The 1999 legislation also replaced the SBT’s capital acquisition deduction with an investment tax credit. The annual reduction does not occur if the BSF balance for the prior fiscal year is $250 million or less. SBT rate reductions will cease until the BSF fiscal year ending balance returns to a level above $250 million. The BSF balance fell below the $250 million threshold at the end of the State’s 2002 fiscal year. As a result, the SBT did not fall on January 1, 2003 and will remain at its current rate of 1.9% until the BSF balance goes back above $250 million. However, pursuant to legislation enacted in the summer of 2002, the SBT is repealed for tax years beginning after December 31, 2009.

In Michigan, legislation can be initiated by submitting petitions signed by a number of registered voters equal to at least 8% of the total vote cast for all gubernatorial candidates in the previous general election. On May 30, 2006, petitions were submitted to the State to initiate legislation to repeal the SBT for tax years beginning after December 31, 2007, two years earlier than is currently scheduled. The State Board of Canvassers certified the ballot signatures on July 28, 2006. Pursuant to the Michigan Constitution, if the signatures are certified, legislation initiated by petition that is enacted by the legislature within 40 days of the certification becomes law. On August 9, 2006, the legislation was approved by the legislature and the SBT is repealed for tax years beginning after December 31, 2007. A joint committee of both houses of the Legislature has been formed to develop a replacement plan, and its goal is to have a proposal ready by December 1, 2007.

Property tax and school finance reform measures enacted in 1993 substantially cut local school property taxes and raised additional State revenues to replace most of the property tax cut. A constitutional amendment approved by the voters in March 1994, increased the State sales and use tax from 4% to 6%, limited the ability of local school districts to levy taxes, and limited assessment increases for each parcel of property to the lesser of 5% or the rate of inflation (until sold or transferred at which time its taxable value is adjusted to 50% of true cash value). Companion legislation increased the cigarette tax $.25 to $.75 per pack and imposed an additional tax of 16% of the wholesale price on certain other tobacco products, imposed a State real estate transfer tax of 0.75% and a 6-mill State property tax (reduced by law to 5 mills for 2003 only) and cut the State’s income tax rate from 4.6% to 4.4%. These measures shifted significant portions of the cost of local school operations from local school districts to the State and raised additional State revenues to fund these additional State expenses. These new State revenues are included within the State’s constitutional revenue limitations and may impact the State’s ability to raise additional revenues in the future. Pursuant to legislation effective August 1, 2002, Michigan’s cigarette tax was raised from $0.75 per pack to $1.25 per pack. Michigan’s cigarette tax was raised from $1.25 per pack to $2.00 per pack effective July 1, 2004. The tax on other tobacco products was also raised to 32% of the wholesale price, effective July 1, 2004. For fiscal year 2005, Michigan’s tobacco taxes were distributed 41.3% to the Medicaid Benefits Trust, 10.4% to the General Fund, and 41.6% to the School Aid Fund, with the remainder divided between various health programs and local units of government. For fiscal years after 2005, the portion of tobacco taxes earmarked for the General Fund will increase to 19.8% while the portion earmarked to Medicaid will decrease to 31.9%.

The State is a party to various legal proceedings seeking damages or injunctive or other relief. In addition to routine litigation, certain of these proceedings could, if unfavorably resolved from the point of view of the State, substantially affect State programs or finances. These lawsuits involve programs generally in the areas of corrections, tax collection, commerce and budgetary reductions to school districts and governmental units and court funding. Relief sought includes damages in tort cases generally, alleviation of prison overcrowding, improvement of prison medical and mental health care and refund claims under State taxes. The State is also a party to various legal proceedings which, if resolved in the State’s favor, would result in contingency gains to the State’s General Fund balance, but without material effect upon such fund balance. Although the ultimate disposition and consequences of all of these proceedings are not presently determinable, the Attorney General of the State has indicated in a recent official statement prepared in connection with issuance of general obligation bonds of the State that such ultimate dispositions and consequences of any single proceeding or all legal proceedings collectively should not themselves, except as listed below, have a material adverse effect on the security for such bonds; provided, however, that no opinion is expressed with respect to the ultimate disposition and consequences of any litigation in combination with any State revenue loss, the implementation of any tax reduction proposal or the failure of the State to realize any budget assumption.

On November 15, 2000, more than 365 Michigan school districts and individuals filed Adair, et al v. State, et al (“Adair”) in the Michigan Court of Appeals. In an amended complaint, the school district plaintiffs increased their number to 463.

The Adair plaintiffs assert that the State has, by operation of law, increased the level of various specified activities and services beyond that which was required by State law as of December 23, 1978 and, subsequent to December 23, 1978, added various specified new activities or services by State law, including mandatory increases in student instruction time, without providing funding for these new activities and services, all in violation of the Headlee Amendment. The Adair plaintiffs have requested declaratory relief, attorney’s fees and litigation costs, but do not seek a money judgment.

On April 23, 2002, the Court of Appeals dismissed the plaintiffs’ complaint in Adair in its entirety and with prejudice. The Court held that all of the Adair plaintiffs were barred from prosecuting all but one of their claims by either the doctrine of res judicata or the principle of release. With regard to the record-keeping claim, the Court held that this is not a new activity or an increase in the level of a state-mandated activity within the meaning of the Headlee Amendment. The Michigan Supreme Court granted the Adair plaintiffs’ application for leave to appeal, oral argument was held, and on June 9, 2004, the Michigan Supreme Court issued an opinion affirming the Court of Appeals’ decision that the majority of the Adair plaintiffs’ claims were barred by res judicata or release.

As to the record-keeping claim, the Michigan Supreme Court reversed the Court of Appeals and remanded the issue to that Court. On August 4, 2005, the Court of Appeals granted the State’s motion for summary disposition and dismissed the plaintiffs’ remaining claim with prejudice. The Adair plaintiffs again filed an application for leave to appeal in the Michigan Supreme Court. In response, on March 8, 2006, the Michigan Supreme Court issued an order vacating the August 4, 2005, Court of Appeals’ decision and remanded the issue to the Court of Appeals for reevaluation of the record-keeping claim. The ultimate outcome of this case is not presently determinable.

As of the date of this SAI, the State’s general obligation bonds have been rated “AA” by Standard & Poor’s Rating Services, a division of The McGraw Hill Companies, Inc., “Aa2” by Moody’s Investors Service, Inc., and “AA” by Fitch Ratings, Inc. Such ratings are in each case based upon certain information and materials concerning the State and its bonds furnished by the State to such rating agencies. Any explanation of the significance of such ratings may be obtained only from the rating agencies furnishing the same. There is no assurance that such ratings will prevail for any given period of time or that they will not be revised downward or withdrawn entirely by any or all of such rating agencies if, in the judgment of any or all of them, circumstances so warrant. Any such downward revision or withdrawal of such ratings, or any or all of them, may have an adverse effect on the market price of the bonds. To the extent that the portfolio of Michigan municipal bonds is comprised of revenue of or general obligations of local governments or authorities, rather than general obligations of the State of Michigan itself, ratings on such Michigan obligations will be different from those given to the State of Michigan and their value may be independently affected by economic matters not directly impacting the State.

INVESTMENT POLICIES

Each Fund is subject to the investment policies enumerated in this section, which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund’s outstanding shares (as defined under “Other Information-Shareholder Approvals”).

Each Fund:

1.	May not issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit a Fund to: (i) enter into commitments to purchase securities in accordance with a Fund’s investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

2.	May not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3.	May not act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit a Fund to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

4.	May not purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, a Fund may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

5.	May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

6.	May not make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, a Fund may, among other things: (i) enter into repurchase agreements, (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan;

7.	Shall be a “diversified company” as that term is defined in the 1940 Act (except for the International Bond Fund), and as interpreted or modified by regulatory authority having jurisdiction, from time to time. The International Bond Fund shall be a “non-diversified company” as that term is defined in the 1940 Act; and

8.	May not “concentrate” its investments in a particular industry (except those Funds listed below), except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to a Fund’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; (iii) with respect to the Money Market Funds only, instruments issued by domestic branches of U.S. banks (including U.S. branches of foreign banks subject to regulation under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); or (iv) repurchase agreements (collateralized by the instruments described in clause (ii) and, with respect to the Money Market Funds, clause (iii)); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

(i)	the Energy Fund may concentrate in securities of companies that are primarily engaged in energy-related businesses;

(ii)	the Healthcare Fund may concentrate its investments in securities of issuers conducting their principal business activities in healthcare industries;

(iii)	the Internet Fund may concentrate in securities of companies engaged in the research, design, development, manufacturing or distribution of products, processes or services for use with Internet-related businesses;

(iv)	the Real Estate Equity Investment Fund may concentrate in securities of issuers in the real estate industry.

(v)	the Technology Fund may concentrate in securities of companies that are primarily engaged in the technology-related businesses;

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund’s investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if a Fund’s holdings of illiquid securities exceed 15% of net assets (10% for the Money Market Funds) because of changes in the value of a Fund’s investments, a Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets.

TEMPORARY DEFENSIVE POSITION

During periods of unusual economic or market conditions or for temporary defensive purposes or liquidity, each Fund (other than the Index Funds) may invest without limit in cash and in U.S. dollar-denominated high quality money market and other short-term instruments, including ETFs. These investments may result in a lower yield than would be available from investments with a lower quality or longer term.

NEW FUND RISK

The International Fund — Core Equity, International Small-Mid Cap Fund, Mid-Cap Value Fund and Small-Mid Cap 130/30 Fund are each new Funds with limited operating history and thus may involve additional risk. For example, there can be no assurance that these new Funds will grow to or maintain an economically viable size. If that were to happen, the Board of Trustees may determine to liquidate the applicable Fund. Although the interest of shareholders in each Fund is the principal concern of the Board, in the event the Board determined to liquidate a Fund, the timing of any possible liquidation might not be favorable to certain individual shareholders.

MANAGEMENT OF THE FUNDS

Each of MST and MST II is supervised by the Board, which is responsible for representing the interests of the shareholders. The Board meets periodically throughout the year to oversee the Funds’ activities.

Trustees and Officers. Information about the Trustees and officers of the Funds, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are as set forth in the table below. A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Funds (as that term is defined in Section 2(a)(19) of the 1940 Act). As used herein, the terms “Munder Funds” and “Fund Complex” consist of 29 portfolios, each of which is a series of MST, MST II or @Vantage.

Name, Address and Age	Position(s) with the Munder Funds	Term of Office(1) and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 60	Trustee and Chairman	Indefinite; Trustee since 2/93, Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (10/97 to 12/05).	29	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 60	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate company) (since 1991).	29	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 71	Trustee	Indefinite; since 5/93	Professor of Finance, Stephen M. Ross School of Business – University of Michigan (since 8/66).	29	Nighthawk Radiology Holdings, Inc. (since 3/04).

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	29	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 59	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	29

Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company)

(since 5/05).

Name, Address and Age	Position(s) with the Munder Funds	Term of Office(1) and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Lisa A. Payne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Trustee(3)	Indefinite; since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	28	Taubman Centers, Inc. (since 1/97); Masco Corporation (since 12/06).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 51	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	29	Adherex Technologies, Inc. (biopharma-ceutical company) (since 3/04); LMS Medical Systems (health care technology company) (since 1/06); Air Canada (since 10/06).

Interested Trustee

Michael T. Monahan(4) c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	29	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his/her death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he/she attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MST II only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, which was the indirect parent company of MCM until December 29, 2006. Mr. Monahan also receives retirement and health benefits from Comerica.

Name, Address and Age	Position(s) with the Munder Funds	Term of Office(1) and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years

Officers

John S. Adams 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 49	President and Principal Executive Officer	through 2/08; since 4/06	Chief Executive Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 12/06); Chief Executive Officer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); President and Chief Investment Officer of Munder Capital Management (investment advisor) (3/06 to 12/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 49	Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer	through 2/08; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Executive Vice President and General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 41	Vice President and Principal Financial Officer	through 2/08; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Managing Director, Chief Administrative Officer and Treasurer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Cherie N. Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 39	Treasurer and Principal Accounting Officer	through 2/08; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01).

Name, Address and Age	Position(s) with the Munder Funds	Term of Office(1) and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years

David W. Rumph 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 36	Assistant Treasurer	through 2/08; since 8/01	Senior Mutual Fund Treasury Analyst of Munder Capital Management (investment advisor) (since 4/01).

Bradford E. Smith 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 35	Assistant Treasurer	through 2/08; since 5/00	Director of Mutual Fund Operations of Munder Capital Management (investment advisor) (since 3/01).

Kevin R. Kuhl 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 31	Assistant Treasurer	through 2/08; since 8/04	Mutual Fund Treasury Analyst of Munder Capital Management (investment advisor) (since 5/02).

Melanie Mayo West 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 40	Assistant Secretary	through 2/08; since 8/01	Associate General Counsel of Munder Capital Management (investment advisor) (since 11/00).

Mary Ann C. Shumaker 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 53	Assistant Secretary	through 2/08; since 8/99	Assistant Secretary of Munder Capital Management (investment advisor) (since 2/05); Associate General Counsel of Munder Capital Management (since 3/98).

Amy D. Eisenbeis 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 43	Assistant Secretary	through 2/08; since 2/05	Associate General Counsel of Munder Capital Management (investment advisor) (since 10/04).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

Standing Committees of the Board. The Board of Trustees has a standing Audit Committee presently consisting of Dr. Brophy (Chairman of the Committee), Dr. Porter and Mr. Rakolta. All are members of the Board and are currently not “interested” persons (as defined in the 1940 Act) of the Funds. The Board has adopted a written charter for the Audit Committee. The principal function of the Audit Committee is to oversee the accounting, auditing and financial reporting processes of the Funds. The Audit Committee is responsible for, among other things, (1) recommending, engaging and terminating the Funds’ independent registered public accounting firm (subject to ratification by the Board or shareholders, if required), (2) pre-approving all audit and non-audit services to be provided by the independent registered public accounting firm to the Funds and certain Fund affiliates, (3) reviewing with the independent registered public accounting firm the proposed scope of, and fees for, their audit, the registered public accounting firm’s independence, and the staffing of the audit team of the Funds, (4) receiving and considering a report from the independent registered public accounting firm concerning their conduct of the audit, including any comments or recommendations they might want to make in that connection, (5) considering all critical accounting policies and practices to be used by the Funds and any proposed alternative treatments thereof, and (6) investigating any improprieties or suspected improprieties in the operations of the Funds. The Audit Committee met four times during the last fiscal year of the Funds.

The Board of Trustees has a Board Process and Governance Committee. The Board Process and Governance Committee presently consists of Dr. Champagne (Chairman of the Committee), The Hon. Mr. Engler, Mr. Monahan, Ms. Payne and Dr. Porter. The function of the Board Process and Governance Committee is to review and assess the adequacy of the Board’s ongoing adherence to industry corporate governance best practices and make recommendations as to any appropriate changes; review and make recommendations to the Board regarding Trustee compensation and expense reimbursement policies; undertake periodically to coordinate and facilitate evaluations of the Board and recommend improvements, as appropriate; and meet with Fund management to review reports and other information concerning the status of the Funds’ operations, procedures and processes. The Board Process and Governance Committee, which was previously known as the Board Process and Compliance Oversight Committee, met four times during the last fiscal year of the Funds.

The Board of Trustees has a Nominating Committee. The Nominating Committee presently consists of Mr. Rakolta (Chairman of the Committee), Dr. Brophy, Dr. Champagne, Mr. Eckert and The Hon. Mr. Engler. In the event of any vacancies on or additions to the Board, the Nominating Committee is responsible for (i) identifying and evaluating potential candidates to fill any such vacancy on the Board; (ii) selecting from among the potential candidates a nominee to be presented to the full Board for its consideration; and (iii) recommending to the Board a nominee to fill any vacancy on the Board. The Nominating Committee may seek suggestions for potential nominees to fill positions on the Board as Non-Interested Trustees from any party it deems appropriate. For potential nominees to fill positions on the Board as Interested Trustees, the Nominating Committee will consider the views and recommendations of the Advisor. The Nominating Committee did not meet during the last fiscal year of the Funds.

Shareholders may submit for the Nominating Committee’s consideration, recommendations regarding potential nominees to fill the position of Non-Interested Trustee on the Board. Each eligible shareholder or shareholder group may submit no more than one nominee each calendar year. In order for the Nominating Committee to consider shareholder submissions, the following requirements must be satisfied regarding the nominee:

1. The nominee must satisfy certain qualifications described below and in the applicable Fund’s organizational documents, including qualification as a possible Non-Interested Trustee.

2. The nominee may not be the nominating shareholder, a member of the nominating shareholder group or a member of the immediate family of the nominating shareholder or any member of the nominating shareholder group.

3. Neither the nominee nor any member of the nominee’s immediate family may be currently employed or employed within the last year by any nominating shareholder entity or entity in a nominating shareholder group.

4. Neither the nominee nor any immediate family member of the nominee is permitted to have accepted directly or indirectly, during the year of the election for which the nominee’s name was submitted, during the immediately preceding calendar year, or during the year when the nominee’s name was submitted, any consulting, advisory, or other compensatory fee from the nominating shareholder or any member of a nominating shareholder group.

5. The nominee may not be an executive officer, director (or person fulfilling similar functions) of the nominating shareholder or any member of the nominating shareholder group, or of an affiliate of the nominating shareholder or any such member of the nominating shareholder group.

6. The nominee may not control the nominating shareholder or any member of the nominating shareholder group (or, in the case of a holder or member that is a fund, an “interested person” of such holder or member as defined by Section 2(a)(19) of the 1940 Act).

7. A shareholder or shareholder group may not submit for consideration a nominee who has previously been considered by the Nominating Committee.

In order for the Nominating Committee to consider shareholder submissions, the following requirements must be satisfied regarding the shareholder or shareholder group submitting the proposed nominee:

1. Any shareholder or shareholder group submitting a proposed nominee must beneficially own, either individually or in the aggregate, more than 5% of the applicable Fund’s securities that are eligible to vote both at the time of submission of the nominee and at the time of the Board member election. Each of the securities used for purposes of calculating this ownership must have been held continuously for at least two years as of the date of the nomination. In addition, such securities must continue to be held through the date of the meeting. The nominating shareholder or shareholder group must also bear the economic risk of the investment and the securities used for purposes of calculating the ownership cannot be held “short.”

2. The nominating shareholder or shareholder group must also submit a certification that provides the number of shares which the person or group has (a) sole power to vote or direct the vote; (b) shared power to vote or direct the vote; (c) sole power to dispose or direct the disposition of such shares and (d) shared power to dispose or direct the disposition of such shares. In addition the certification shall provide that the shares have been held continuously for at least 2 years.

3. Shareholders or shareholder groups submitting proposed nominees must substantiate compliance with the above requirements at the time of submitting their proposed nominee as part of their written submission to the attention of the Nominating Committee. This submission should be provided no later than the first calendar quarter of the current year and must include: (a) the shareholder’s contact information; (b) the nominee’s contact information and the number of applicable Fund shares owned by the proposed nominee; (c) all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required by Regulation 14A of the Securities Exchange Act of 1934, as amended (“1934 Act”); and (d) a notarized letter executed by the nominee, stating his or her intention to serve as a nominee and be named in the applicable Fund’s proxy statement, if so designated by the Nominating Committee and the Fund’s Board.

To qualify as a nominee for the Board, individuals, at the time of nomination, should: (i) have substantial expertise, work experience or relationships that would contribute to the overall effectiveness of the Board, including in overseeing the Funds and protecting the interests of the Funds’ shareholders; (ii) have a degree from an accredited university or college in the United States or the equivalent degree from an equivalent institution of higher learning in another country or a certification as a public accountant; (iii) have no criminal convictions (other than traffic violations) or felony or misdemeanor convictions involving the purchase or sale of a security; (iv) not have been the subject of any order, judgment or decree (which was not subsequently reversed, suspended or vacated) of any federal or state authority finding that the individual violated or is in violation of any federal or state securities laws; and (v) not cause the Funds, as determined by the Nominating Committee in consultation with counsel to the Non-Interested Trustees, to be in violation of or not in compliance with: (a) any applicable law, regulation or regulatory interpretation, (b) the applicable Fund’s organizational documents, or (c) any general policy adopted by the Board regarding either the mandatory retirement age of any Board member or the percentage of Board that must be comprised of Non-Interested Trustees.

Management Ownership of the Funds. The following table sets forth, for each Trustee, the aggregate dollar range of equity securities owned of the Funds and of all funds in the Fund Complex overseen by each Trustee as of December 31, 2006.

	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Non-Interested Trustees
John Rakolta, Jr.		Over $100,000
Internet Fund	Over $100,000
All other Funds	None
David J. Brophy		$10,001-$50,000
Internet Fund	$10,001-$50,000
All other Funds	None
Joseph E. Champagne		$50,001-$100,000
Asset Allocation Fund - Balanced	Over $100,000
Bond Fund	$10,001-$50,000
Micro-Cap Equity Fund	$1-$10,000
All other Funds	None
Thomas D. Eckert	None	None*
Arthur T. Porter		$10,001-$50,000
Bond Fund	$1-$10,000
Healthcare Fund	$1-$10,000
Internet Fund	$1-$10,000
Small-Cap Value Fund	$1-$10,000
All other Funds	None
John Engler		Over $100,000
Asset Allocation Fund - Balanced	$10,001-$50,000
Index 500 Fund	$10,001-$50,000
Large-Cap Core Growth Fund	$10,001-$50,000
Large-Cap Value Fund	$10,001-$50,000
Micro-Cap Equity Fund	$10,001-$50,000
Mid-Cap Core Growth Fund	$50,001-$100,000
Real Estate Investment Fund	$10,001-$50,000
Small-Cap Value Fund	$10,001-$50,000
All other Funds	None
Lisa A. Payne	None	None*
Interested Trustee
Michael T. Monahan		Over $100,000
Cash Investment Fund	$10,001-$50,000
Micro-Cap Equity Fund	Over $100,000
Small-Cap Value Fund	Over $100,000
Tax-Free Money Market Fund	Over $100,000
All other Funds	Over $100,000

*	Both Mr. Eckert and Ms. Payne participate in the Fund’s deferred compensation plan, through which their compensation as Trustees is valued as if it were invested in shares of the Munder Funds (as described below).

As of the date of this SAI, no officer, director or employee of the Advisor, World, the Custodian, the Distributor, the Administrator, the Sub-Administrator or the Transfer Agent, as defined below, currently receive any compensation from MST or MST II. As of [October     , 2007], the Trustees and officers of the Funds, as a group, owned less than 1% of outstanding shares of each class of each Fund, except that they collectively owned [            ]% of the Class [        ] shares of the [            ] Fund. [TO BE UPDATED]

The initial sales charge on Class A shares of the Funds is waived for full-time employees and retired employees of the Advisor or its affiliates. Investors that have an investment account with the Advisor are also eligible for a sales charge waiver, as are employees of the Funds’ service providers and their immediate family members, including without limitation the Custodian, Distributor, Sub-Administrator, Transfer Agent and Legal Counsel, and with respect to Funds that have a sub-advisor, the employees and their immediate family members of that Fund’s sub-advisor.

Compensation. Each Trustee of the Funds who is not otherwise compensated by MCM or the Distributor pursuant to a contract between the Funds and MCM or the Distributor receives an aggregate annual retainer from MST and MST II for service on the Board of $78,000 ($114,000 for the Chairman). Each Trustee of @Vantage who is not otherwise compensated by MCM or the Distributor pursuant to a contract between the Funds and MCM or the Distributor receives an annual retainer of $6,000. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

The Board has adopted a deferred compensation plan (“Plan”) pursuant to which each Trustee who receives compensation from the Funds of MST, MST II and @Vantage may defer, for a specified period of time, the receipt of all or some portion of the fees earned for Board service. Each Trustee must make his deferral elections prior to January 1 of the calendar year for which fees are to be deferred. Previous deferral elections will automatically remain in effect for subsequent years unless the Trustee makes an alternative election prior to January 1 of the calendar year for which fees are to be deferred. Amounts deferred will be valued as if they were invested in one or more of the Funds selected by the deferring Trustee. These amounts will not, however, actually be invested in shares of the Funds and the obligation of MST, MST II and @Vantage to make payments under the Plan will be unsecured general obligations of the Funds of MST, MST II and @Vantage, payable out of the general assets and property of such Funds. A Trustee may elect to have the amounts earned under the Plan distributed (1) on a specified date, (2) upon termination of Board service, or (3) the earlier of choice (1) or (2). Payment of amounts earned under the Plan may be made in a lump sum or in annual installments over the number of years specified by the Trustee (up to 10 years). If a Trustee dies, the balance of the amounts earned will be paid to his or her designated beneficiary in a lump sum.

The following table summarizes the compensation, including committee fees, paid to the Trustees of MST, MST II and @Vantage for the twelve-month period ended June 30, 2007.

Compensation Table

Name and Position of Trustee	Aggregate Compensation from MST (1)	Aggregate Compensation from MST II (1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund Complex Paid to Trustees(1)
John Rakolta, Jr.	$77,625	$3,375	None	None	$87,000
David J. Brophy	$77,625	$3,375	None	None	$87,000
Joseph E. Champagne	$77,625	$3,375	None	None	$87,000
Thomas D. Eckert	$109,250	$4,750	None	None	$120,000
John Engler	$74,750	$3,250	None	None	$84,000
Michael T. Monahan	$74,750	$3,250	None	None	$84,000
Lisa A. Payne	$74,750	$3,250	None	None	$78,000
Arthur T. Porter	$74,750	$3,250	None	None	$84,000

(1)	As of June 30, 2007, there were three investment companies in the Fund Complex (MST, MST II and @Vantage) and 25 funds in the Fund Complex. Amounts provided for the Fund Complex for the period include those paid to the Trustee by MST, MST II and @Vantage. For the fiscal year ended June 30, 2007, each of Mr. Eckert and Ms. Payne deferred all of their compensation pursuant to the deferred compensation plan described above. As of June 30, 2007, the total value of the compensation from the Fund Complex deferred by the Trustees for all prior periods was $868,508 for Mr. Eckert, $128,790 for Ms. Payne and $102,170 for Dr. Porter.

Material Relationships of the Non-Interested Trustees. For the purposes of the statements below, the immediate family members of any person are a person’s spouse, children residing in the person’s household (including step and adoptive children) and any dependent of the person; an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person; a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act, in each case for which the Advisor or any of its affiliates acts as investment adviser.

As of December 31, 2006, none of the Non-Interested Trustees, nor any members of their immediate families, beneficially owned any securities issued by the Advisor or any other entity in a control relationship to the Advisor.

During the calendar years of 2005 and 2006, none of the Non-Interested Trustees, nor any member of their immediate family, had any direct or indirect interest (the value of which exceeds $120,000), whether by contract, arrangement or otherwise, in the Advisor or any other entity in a control relationship to the Advisor.

During the calendar years 2005 and 2006, none of the Non-Interested Trustees, nor any members of their immediate families, except for Messrs. Eckert and Rakolta and Ms. Payne, had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $120,000 and to which any of the following were a party (each, a “Fund-Related Party”): (i) the Funds, (ii) an officer of the Funds, (iii) a related fund, (iv) an officer of any related fund, (v) the Advisor; (vi) any affiliate of the Advisor; or (vii) an officer of any such affiliate.

Mr. Eckert was Director, President and Chief Executive Officer of Capital Automotive REIT (“CARS”), a publicly-held real estate investment trust specializing in retail automotive properties from October 1997 to December 2005. Ms. Payne is Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (“Taubman”), a publicly-held real estate investment trust specializing in developing and operating regional shopping centers. Mr. Rakolta is Chairman and Chief Executive Officer, Walbridge Aldinger Company (“Walbridge”), a privately-owned construction/real estate/manufacturing company. During the calendar years 2005 and 2006, Comerica Bank, a wholly-owned subsidiary of Comerica, which was the indirect parent company of the Advisor until December 29, 2006, was one of several commercial banks and lending facilities with which both CARS and Taubman had secured lines of credit, Taubman had construction loans and Walbridge had a stand-by line of credit. CARS’s secured line of credit with Comerica Bank was terminated in December 2005. Prior to taking office as a Non-Interested Trustee, Ms. Payne terminated a secured note and one personal line of credit with Comerica Bank. She subsequently terminated another personal line of credit with Comerica Bank. In all cases, the arrangements with Comerica Bank are or were subject to standard agreements that were negotiated at arms’ length, subject to customary terms, conditions and interest rates.

None of the Funds’ Trustees or officers has any arrangement with any other person pursuant to which the Trustee or officer was elected to serve in such capacity. During the calendar years 2005 and 2006, none of the Non-Interested Trustees, nor any members of their immediate family, had any relationship (the value of which exceeds $120,000) with any Fund-Related Party, including, but not limited to, relationships arising out of (i) the payments for property and services, (ii) the provision of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate), or (iv) the provision of consulting service.

During the calendar years 2005 and 2006, none of the Non-Interested Trustees, nor any member of their immediate family, had any position, including as an officer, employee, director or partner, with any of: (i) the Funds, (ii) an officer of the Funds, (iii) a related fund, (iv) an officer of any related fund, (v) the Advisor, or (vi) any other entity in a control relationship to the Funds.

Proxy Voting Policies. The Board has delegated to the Advisor, and to World with respect to the Index Funds, discretionary investment management authority with respect to the assets of the Funds, which includes proxy voting authority, and directed that the Advisor implement proxy voting policies and procedures (“Proxy Procedures”) in exercising that authority. Set forth below are the Advisor’s policies on voting shares owned by the Funds. For the Index Funds, World will vote proxies in a manner that complies with these Proxy Procedures. These policies may be revised from time to time with the approval of the Board.

The Advisor has adopted and implemented the Proxy Procedures and has established a “Proxy Committee” as a means reasonably designed to ensure that the Advisor votes any proxy or other beneficial interest in an equity security prudently and solely in the best interest of the Funds considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

The Advisor has retained Institutional Shareholder Services (“ISS”) to review proxies received for client accounts and recommend how to vote them. ISS has established voting guidelines that are consistent in all material respects with the policies and the process noted herein. The Advisor has also retained ISS to provide its voting agent service. As such, ISS is responsible for ensuring that all proxy ballots are submitted in a timely manner. At least annually, the Proxy Committee will review ISS’s “Proxy Voting Guidelines” to confirm that they are consistent in all material respects with the Advisor’s Proxy Procedures. The Proxy Committee meets as needed to administer the Advisor’s proxy review and voting process and revise and update the Proxy Procedures as appropriate. At least monthly, the Proxy Committee reviews selected recommendations made by ISS to further the goal of voting proxies in a manner consistent with the best interest of the Funds.

The Advisor generally will vote proxies consistent with ISS’s recommendations without independent review, unless the subject matter of the proxy solicitation raises complex, unusual or significant issues and the cost of reviewing ISS’s advice and recommendations with respect to a particular proxy does not outweigh the potential benefits to clients from the review of ISS’s advice and recommendations. In addition, the Proxy Committee will review ISS’s recommendations if client holdings for a particular issuer are of meaningful size or value.

For these purposes, the holding of a particular issuer would be considered to be meaningful if: (i) the particular issuer soliciting proxies or to whom the proxy solicitation relates represents at least two percent (2%) of the fair market value of any advisory client’s account and the fair market value of the portfolio holding is at least one million dollars ($1,000,000); or (ii) all client accounts with respect to which the Advisor holds full discretionary authority to vote a client’s proxies hold, in the aggregate, at least one percent (1%) of the outstanding voting shares of the issuer.

In each instance where the Advisor does not separately review ISS’s recommendations, clients’ proxies will always be voted consistent with ISS’s recommendations. In each instance where the Advisor does separately review ISS’s recommendation, the Advisor may vote differently from ISS’s recommendation, if, based upon certain criteria generally described in the following paragraph, the Advisor determines that such vote is in the best interests of the Funds.

The Advisor generally is willing to vote with recommendations of management on matters of a routine administrative nature (e.g., appointment or election of auditors). The Advisor’s position is that management should be allowed to make those decisions that are essential to the ongoing operation of the company and that are not expected to have a major economic impact on the corporation and its shareholders. The Advisor generally is opposed to special interest proposals that involve an economic cost to the corporation or that restrict the freedom of management to operate in the best interest of the corporation and its shareholders. With respect to those issues, the Advisor will generally refrain from voting or vote with management. The Advisor is generally not willing to vote with management on proposals that have the potential for major adverse economic impact on the corporation and the long-term value of its shares (e.g., executive compensation issues) without independent analysis. The Advisor believes that the owners of the corporation should carefully analyze and decide such issues on a case-by-case basis.

From time to time a portfolio manager, an analyst or a member of the Proxy Committee may disagree with ISS’s recommendation on how to vote proxies for one or more resolutions. However, because the Advisor may have business interests that expose it to pressure to vote a proxy in a manner that may not be in the best interest of the Funds, all requests to vote differently from the ISS recommendation with respect to a particular matter must be submitted to the Proxy Committee and the Advisor’s legal/compliance department (“Legal/Compliance Department”) for independent review. In that review, the Proxy Committee seeks to determine whether the request is in the best interests of the Funds and to identify any actual or potential conflicts between the interests of the Advisor and those of the Funds. If the Proxy Committee approves the request, it is then submitted to the Legal/Compliance Department for review of any actual or potential conflicts of interest that have been identified. The Legal/Compliance Department must approve a request before it is implemented. Such a request for approval will be accompanied by a written description of the conflict. The Legal/Compliance Department may approve a request only under the following conditions:

(i)	No Conflict. No conflict of interest is identified.

(ii)	Immaterial or Remote Conflict. A potential or actual conflict of interest is identified, but such conflict, in the reasonable judgment of the Legal/Compliance Department, is so clearly immaterial or remote as to be unlikely to influence any determination made by the Proxy Committee.

(iii)	Material Conflict. In the event a potential or actual conflict of interest is identified and appears to be material, the Legal/Compliance Department may approve the request only with written approval from its applicable clients. If an override request is approved by clients holding a majority of the subject shares over which the Advisor has voting discretion, the Legal/Compliance Department may approve the override with respect to all applicable clients without seeking or obtaining additional approval from each of them. With respect to the Funds, if the Advisor receives instructions from the Board Process and Governance Committee, the Advisor will vote the Funds’ shares in accordance with such instructions. If no instructions are received from the Funds and approval is not obtained from clients holding a majority of the subject shares held by unaffiliated clients, the Advisor will vote the shares in accordance with ISS’s recommendation.

Every decision to vote on a resolution in a proxy solicited by a company held by a Fund in a manner different from the recommendation of ISS is disclosed to the Board at its next regularly scheduled meeting along with an explanation for the vote.

Notwithstanding the above, and pursuant to an exemptive order issued by the SEC to iShares Trust, et al. and procedures approved by the Board, the Funds will vote their shares of an iShares fund in the same proportion as the vote of all other holders of shares of such iShares fund, during any period in which the Funds, @Vantage, the Advisor and certain affiliates in the aggregate hold 25% or more of the outstanding voting securities of such iShares fund.

The Funds file with the SEC their proxy voting record for each 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Funds each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the SEC’s website at http://www.sec.gov.

Trustee Liability – Munder Series Trust. The Declaration of Trust of MST provides that all persons having any claim against MST or its Trustees shall look solely to the MST trust property for payment; that no Trustee of MST shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of MST; and that no Trustee of MST shall be personally liable to any person for any action or failure to act except by reason of such Trustee’s own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her duties as a trustee. With the exception stated, the Declaration of Trust of MST provides that a Trustee of MST is entitled to be indemnified against all liabilities and expenses reasonably incurred by such Trustee in connection with the defense or disposition of any proceeding in which he/she may be involved or with which he/she may be threatened by reason of being or having been a Trustee of MST, and that the Trust of MST will indemnify officers, representatives and employees of MST to the same extent that Trustees of MST are entitled to indemnification.

Shareholder and Trustee Liability – Munder Series Trust II. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the obligations of the trust. However, MST II’s Declaration of Trust, as amended, provides that shareholders shall not be subject to any personal liability in connection with the assets of MST II for the acts or obligations of MST II, and that every note, bond, contract, order or other undertaking made by MST II shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust of MST II, as amended, provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or some other reason. The Declaration of Trust of MST II, as amended, also provides that MST II shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of MST II, and shall satisfy any judgment thereon. Thus, the risk of a shareholder’s incurring financial loss on account of shareholder liability is limited to circumstances in which MST II itself would be unable to meet its obligations.

The Declaration of Trust of MST II, as amended, further provides that all persons having any claim against MST II or its Trustees shall look solely to the trust property for payment; that no Trustee of MST II shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of MST II; and that no Trustee of MST II shall be personally liable to any person for any action or failure to act except by reason of such Trustee’s own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her duties as a trustee. With the exception stated, the Declaration of Trust of MST II, as amended, provides that a Trustee of MST II is entitled to be indemnified against all liabilities and expenses reasonably incurred by such Trustee in connection with the defense or disposition of any proceeding in which he/she may be involved or with which he/she may be threatened by reason of being or having been a Trustee of MST II, and that the Trust of MST II will indemnify officers, representatives and employees of MST II the same extent that Trustees of MST II are entitled to indemnification.

INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

Investment Advisor and Sub-Advisor. The investment advisor of each Fund is Munder Capital Management, a Delaware general partnership (“MCM” or the “Advisor”). The partners of MCM are Munder Capital Holdings, LLC, which owns approximately 99.5% of MCM, and Munder Capital Holdings II, LLC, which owns approximately 0.5% of MCM. As of June 30, 2007, the ownership of MCM was as follows: MCM employees hold partnership units representing 20.3% of the firm’s value with an opportunity to increase their interest to over 30% (or approximately 35% of the outstanding voting power) within the next five years; Crestview Partners GP, L.P. and its affiliates hold units representing 67.1% of the firm’s value; and other minority -interest investors hold units totaling 12.6% of the value. Prior to

December 29, 2006, MCM was an indirect subsidiary of Comerica Bank, which in turn, is a wholly-owned subsidiary of Comerica, a publicly-held bank holding company, which owned or controlled approximately 96% (89% on a fully diluted basis) of the partnership interests in MCM. Comerica Bank is a substantial record holder of the outstanding shares of many of the Funds, as is more fully described below in “Other Information-Control Persons and Principal Holders of Securities.”

The Advisor serves as the investment advisor to each of the Funds pursuant to a Combined Advisory Agreement dated December 29, 2006 (“Combined Advisory Agreement”). Under the terms of the Combined Advisory Agreement, the Advisor furnishes continuing investment supervision to the Funds and is responsible for the management of each Fund’s portfolio. Unless delegated to a sub-advisor as permitted under the Combined Advisory Agreement, the Advisor has the responsibility for making decisions to buy, sell or hold a particular security for each Fund, subject to review by the Board.

The Advisor has retained World, to serve as sub-advisor to each of the Index Funds pursuant to the terms of a Sub-Advisory Agreement dated December 29, 2006 (“Sub-Advisory Agreement”). Prior to December 29, 2006, World was a division of Munder Capital Management’s predecessor. Subject to the general supervision and oversight of the Advisor and the Board, World is responsible for the management of each Index Fund’s portfolio, including decisions regarding purchases and sales of portfolio securities by the Index Funds. World is also responsible for arranging the execution of portfolio management decisions, including the selection of brokers to execute trades and the negotiation of related brokerage commissions.

Unless sooner terminated, the Combined Advisory Agreement and the Sub-Advisory Agreement each will continue in effect until June 30, 2008, and for successive one-year periods thereafter, provided that each such continuance is specifically approved annually by (a) the vote of a majority of the Board who are not parties to the Combined Advisory Agreement or Sub-Advisory Agreement or “interested persons” of the Funds (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the affected Fund, or (ii) the vote of a majority of the Board. Each of the Combined Advisory Agreement and the Sub-Advisory Agreement is terminable with respect to the applicable Funds, or any Fund, by a vote of the Board, or by the holders of a majority of the outstanding voting securities of the affected Fund, at any time without penalty, upon 60 days’ written notice to the Advisor or World, as applicable. The Advisor or World may also terminate its advisory relationship with respect to a Fund without penalty upon 90 days’ written notice to the Fund. The Combined Advisory Agreement and the Sub-Advisory Agreement each terminates automatically in the event of its assignment (as defined in the 1940 Act). The Sub-Advisory Agreement also terminates automatically in the event that the Combined Advisory Agreement terminates.

For the advisory services provided and expenses assumed by it under the Combined Advisory Agreement, the Advisor has agreed to an annual fee from the Funds computed daily and paid daily. The rate of compensation for each Fund is set forth below. Prior to December 29, 2006, the annual fee for the Technology Fund, Healthcare Fund, Micro-Cap Equity Fund, Internet Fund and Energy Fund was computed daily and paid monthly. Prior to June 13, 2003, the annual fee for all other Funds was computed daily and paid monthly.

Name of Fund	Annual Fees (as a Percentage of Daily Net Assets)
Asset Allocation Fund - Balanced	0.65%

Bond Fund*	0.50% of the first $300 million of average daily net assets; and 0.45% of average daily net assets in excess of $300 million

Cash Investment Fund	0.35%

Energy Fund	0.75%

Healthcare Fund*	1.00% of the first $100 million of average daily net assets; 0.90% of the next $100 million; 0.85% of the next $50 million; and 0.75% of average daily net assets in excess of $250 million

Index 500 Fund	0.20% of the first $250 million of average daily net assets; 0.12% of the next $250 million; and 0.07% of average daily net assets in excess of $500 million

Institutional Money Market Fund	0.20%

Intermediate Bond Fund*	0.50% of the first $300 million of average daily net assets; and 0.45% of average daily net assets in excess of $300 million

International Bond Fund	0.50%

International Equity Fund	0.75%

International Fund – Core Equity	0.80%

International Small-MidCap Fund	0.95% of the first $1 billion of average daily net assets; and 0.90% of average daily net assets in excess of $1 billion

Internet Fund*	1.00% of the first $1 billion of average daily net assets; and 0.85% of average daily net assets in excess of $1 billion

Large-Cap Growth Fund	0.75% of the first $1 billion of average daily net assets; 0.725% of the next $1 billion; and 0.70% of average daily net assets in excess of $2 billion

Large-Cap Value Fund	0.75% of the first $100 million of average daily net assets; and 0.70% of average daily net assets in excess of $100 million

Liquidity Money Market Fund	0.20%

Micro-Cap Equity Fund	1.00%

Mid-Cap Core Growth Fund	0.75%

Mid-Cap Value Fund	0.75%

Real Estate Equity Investment Fund	0.74%

S&P® SmallCap Index Equity Fund	0.15%

S&P® MidCap Index Equity Fund	0.15%

Small-Cap Value Fund	0.75%

Small-Mid Cap Fund	0.75%

Small-Mid Cap 130/30 Fund	1.00% on the first $1 billion of average daily net assets; and 0.95% of the average daily net assets in excess of $1 billion

Name of Fund	Annual Fees (as a Percentage of Daily Net Assets)
Tax-Free Money Market Fund	0.35%

Tax-Free Short & Intermediate Bond Fund	0.50% of the first $200 million of average daily net assets; and 0.40% of average daily net assets in excess of $200 million

Technology Fund	1.00% of the first $300 million of average daily net assets; 0.90% of the next $700 million; and 0.80% of average daily net assets in excess of $1 billion

*	Prior to August 22, 2006, the advisory fee for the Healthcare Fund was 1.00% of average daily net assets up to $250 million and 0.75% of average daily net assets of $250 million or more, and the advisory fee for the Internet Fund was 1.00% of the first $1 billion of average daily net assets and 0.90% of average daily net assets in excess of $1 billion. Prior to August 14, 2007, the advisory fee for the Bond Fund was 0.50% of the first $1 billion of average daily net assets and 0.45% of average daily net assets in excess of $1 billion, and the advisory fee for the Intermediate Bond Fund was 0.50% of the first $1 billion of average daily net assets and 0.45% of average daily net assets in excess of $1 billion.

The Advisor has contractually agreed through October 31, 2008, to pay Fund expenses and/or waive fees payable under the Advisory Agreement and/or the Administration Agreement in amounts sufficient to maintain the Expense Limit specified below for each class of shares of each of the Funds listed. The “Expense Limit” with respect to any class of any such Fund is the ratio of ordinary annual class operating expenses to average net assets of the class. Ordinary annual class operating expenses exclude taxes, interest, litigation, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses”.

International Fund – Core Equity
Class A	1.61%
Class C	2.36%

Class K	1.61%
Class R	1.86%
Class Y	1.36%
Class I	1.10%

International Small-Mid Cap Fund
Class A	1.71%
Class C	2.46%
Class K	1.71%
Class R	1.96%
Class Y	1.46%
Class I	1.20%

Mid-Cap Value Fund
Class A	1.45%
Class C	2.20%
Class K	1.45%
Class R	1.70%
Class Y	1.20%

Small-Mid Cap Fund
Class A	1.45%
Class B	2.20%
Class C	2.20%
Class K	1.45%
Class R	1.70%
Class Y	1.20%

Small-Mid Cap 130/30 Fund
Class A	1.96%
Class C	2.71%
Class K	1.96%
Class R	2.21%
Class Y	1.71%
Class I	1.45%

Under the Sub-Advisory Agreement, the Advisor, and not the Index Funds, will pay World the following sub-advisory fee for each Index Fund:

•	0.12% of the first $10 million of average daily net assets;

•	0.10% of the next $40 million;

•	0.08% of the next $50 million;

•	0.04% of the next $100 million; and

•	0.02% of average daily net assets in excess of $200 million.

Amounts payable to World will be calculated and accrued daily and paid monthly.

The advisory fees for each of the Funds for the last three fiscal years are set forth below. No amounts are shown for the International Fund—Core Equity, International Small-Mid Cap Fund, Mid-Cap Value Fund or Small-Mid Cap 130/30 Fund because those Funds had not commenced operations during the periods shown.

	Fiscal year ended June 30, 2005		Fiscal year ended June 30, 2006		Fiscal year ended June 30, 2007
	Advisory Fees Received	Advisory Fees Waived	Advisory Fees Received	Advisory Fees Waived	Advisory Fees Received	Advisory Fees Waived
Asset Allocation Fund – Balanced	$867,382	—	$870,885	—	$863,746	—
Bond Fund	$239,938	—	$383,602	—	$418,198	—
Cash Investment Fund	$2,374,169	$785,129	$2,306,706	$1,647,647	$2,847,208	$2,036,651
Energy Fund	$647,444	—	$871,172	—	$756,499	—
Healthcare Fund	$2,331,825	—	$1,979,799	—	$1,399,877	—
Index 500 Fund	$1,145,484	—	$1,084,558	—	$1,041,635	—
Intermediate Bond Fund	$1,981,492		$1,795,219	—	$1,546,605	—
International Bond Fund	$293,476	—	$273,318	—	$325,962	—
International Equity Fund	$737,368	—	$1,172,756	—	$1,605,176	—
Internet Fund	$7,684,872	—	$7,022,341	—	$5,348,087	—
Large-Cap Value Fund	$664,218	—	$847,282	—	$907,389	—
Micro-Cap Equity Fund	$3,467,032	—	$5,577,097	—	$5,083,496	—
Mid-Cap Core Growth Fund	$1,680,659	—	$9,512,133	—	$21,473,742	—
Large-Cap Growth Fund	$752,715	—	$935,632	—	$967,826	—
Real Estate Equity Investment Fund	$592,879	—	$651,101	—	$615,736	—
Small-Cap Value Fund	$4,981,548	—	$9,034,078	—	$8,450,523	—
Small-Mid Cap Fund	—	—	$73,138	—	$192,055	—
Tax-Free Money Market Fund	$734,231	—	$657,589	—	$783,437	—
Tax-Free Short & Intermediate Bond Fund	$927,960	—	$802,416	—	$614,174	—
Technology Fund	$2,010,923	—	$1,562,477	—	$1,137,188	—

The Advisor did not reimburse expenses for any of the Funds during the fiscal years ended June 30, 2005, 2006 or 2007, except for the Small-Mid Cap Fund which was reimbursed $393,788 for the year ended June 30, 2006 and $284,219 for the year ended June 30, 2007.

Effective February 14, 2006, the S&P® MidCap Index Equity Fund and S&P® SmallCap Index Equity Fund changed their fiscal and tax year ends from December 31 to June 30. The advisory fees paid by each of the Index Funds for the last three fiscal years and the period ended June 30, 2007 are set forth below.

	Fiscal year ended December 31, 2004	Fiscal year ended December 31, 2005	Period ended June 30, 2006	Fiscal year ended June 30, 2007
S&P® MidCap Index Equity Fund	$181,006	$141,882	$67,447	$127,833
S&P® SmallCap Index Equity Fund	$174,974	$183,146	$95,941	$180,193

The shareholders of the Energy Fund, Healthcare Fund, International Fund – Core Equity, International Small-Mid Cap Fund, Internet Fund, Micro-Cap Equity Fund, Mid-Cap Value Fund, Small-Cap Value Fund and Technology Fund have approved a “manager of managers” arrangement that would permit the Advisor to enter into, and materially amend, sub-advisory agreements with any sub-advisors retained by the Advisor to manage the affected Fund without obtaining shareholder approval, if the Board concludes that such arrangements would be in the best interests of the shareholders of the Fund. The Fund would be able to implement a manager of managers arrangement in the event that either (1) the SEC adopts proposed Rule 15a-5 under the 1940 Act (“Proposed Rule”) or (2) the Munder Funds apply for and are granted an SEC exemptive order. In either case, no further shareholder vote would be required either to approve a sub-advisory agreement entered into by the Advisor or to amend materially any such sub-advisory agreement, subject to the conditions in the Proposed Rule or the exemptive order, as applicable, including approval of any such agreement or material change to such agreement by the Board (including a majority of the Non-Interested Trustees).

Portfolio Management Teams. The following table lists the number and types of accounts managed by each individual and assets under management in those accounts as of June 30, 2007:

	Registered Investment Company Accounts		Pooled Investment Vehicle Accounts				Other Accts		Total Assets Managed[1]
	Number of Accounts	Assets Managed (In Millions)	Number of Accounts		Assets Managed (In Millions)		Number of Accounts	Assets Managed (In Millions)	In Millions
Adam Thayer	2	485.0	1		17.6		46	402.8	905.3
Andy Mui	6	4,382.8	47		1,266.9		30	414.9	6,064.6
Anne Kennedy	7	131.6	0		0		9	1.7	133.3
Armando Lacayo	1	249.3	1	*	17.0	*	2	0.0	266.3
Brian Kozeliski	1	249.3	0		0		14	0.8	250.1
Brian Matuszak	7	4,453.2	49		1,278.4		32	423.5	6,155.1
Daniel LeVan**	1	11.3	0		0		0	0.0	11.3
Geoffrey Wilson	7	4,383.3	54		1,369.7		73	533.2	6,286.2
George Sanders II	5	4,351.1	47		1,266.9		24	414.5	6,032.5
James Kelts	1	64.4	5		23.7		24	42.6	130.7
Jeffrey Sullivan**	1	11.3	0		0		0	0.0	11.3
John Evers**	1	11.3	0		0		0	0.0	11.3
John Kreiter	2	239.7	15		239.8		43	173.7	653.2
John Richardson	5	2,216.6	21		935.1		21	77.1	3,228.8
Jonathan Woodley	4	774.7	0		0		11	23.2	797.9
Joseph Skornicka	2	167.6	13		221.1		44	187.0	575.6
Julie Hollinshead	5	2,216.6	19		782.2		19	64.0	3,062.8
Kenneth Schluchter	7	1,542.1	46		9,970.4		4	0.4	11,513.0
Kenneth Smith	4	774.7	0		0		10	24.0	798.8
Kevin Yousif	7	1,542.1	46		9,970.4		1	0.0	11,512.5
Mark Lebovitz	4	774.7	0		0		4	23.2	797.9
Michael Bryk	1	109.6	0		0		3	0.5	110.1
Michael Gura	3	157.4	7		124.8		22	27.3	309.5
Michael Krushena	1	94.8	13		164.8		67	1,046.6	1,306.3
Michael Vandenbossche	2	329.1	17		432.2		70	909.2	1,670.5
Peter Carpenter**	1	11.3	0		0		0	0.0	11.3
Peter Collins**	1	11.3	0		0		0	0.0	11.3
Peter Root	3	445.0	30		1,323.5		46	767.4	2,536.0
Robert Crosby	8	2,301.1	23		798.2		32	141.8	3,241.0
Robert Cerow**	1	11.3	0		0		0	0.0	11.3
Remi Browne**	1	11.3	0		0		0	0.0	11.3
Roger Soderstrom	2	485.0	2		29.1		55	632.8	1,146.9
Sharon Fayolle	1	64.4	0		0		7	0.3	64.8
T. Scott Wittman	1	249.3	1	*	17.0	*	15	2.5	268.7
Thomas Kenny	2	143.7	16		164.5		17	36.2	344.3
Thomas Wald	2	124.1	0		0		9	2.2	126.3
Tony Dong	7	4,395.3	47		1,266.9		25	417.2	6,079.5

*	This account includes a performance based fee.

**	As of August 13, 2007.

(1)	If an account is managed by a team, the total number of accounts and assets have been allocated to each respective team member. Therefore, some accounts and assets have been counted more than once. In addition, the sum of assets managed in each category may not add to the total due to rounding.

Portfolio Management Conflicts of Interest. As indicated in the table above, the Advisor’s personnel may be part of portfolio management teams serving numerous accounts for multiple clients of MCM and of its subsidiary Pierce Street Advisors, LLC (“Pierce Street”) or of World, as applicable.

These client accounts may include registered investment companies, other types of pooled accounts (e.g., hedge funds, private funds or collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers, research analysts and trading desk personnel (collectively, “portfolio management teams”), may provide services for clients of both the Advisor and Pierce Street simultaneously. A summary of certain potential conflicts of interest is provided below. Please note, however, that this summary is not intended to describe every possible conflict of interest that members of the portfolio management teams may face.

•

Potential Conflicts Relating to the Interests of Portfolio Management Teams and the Advisor: The Advisor and/or Pierce Street may receive differential compensation from different advisory clients (e.g., some clients, such as hedge funds, may pay higher management fees than are paid by other advisory clients and/or incentive compensation based on the investment performance of the clients) and each advisory client may be more or less profitable to the Advisor or Pierce Street than other advisory clients (e.g., clients also may demand different levels of service or have larger, smaller or multiple relationships with Advisor and/or its affiliates). The Advisor and Pierce Street may compensate portfolio management team personnel differently depending on the nature of the a client’s account (e.g., personnel participating in the portfolio management process for hedge funds and other incentive fee accounts may receive compensation that reflects, at least in part, the revenues generated by, including the incentive fees paid by, those funds and other accounts to reward superior performance). Portfolio management team personnel also may make personal investments in accounts (including hedge funds) they manage or support.

If other advisory clients utilize a management fee structure that could result in higher fees or are otherwise possibly more profitable relationships for the Advisor and/or Pierce Street than the Funds, or if the management of such clients could result in potentially higher compensation to the portfolio management team members (“Advisor Compensatory Accounts”), or if the portfolio management teams makes personal investments in certain client accounts (such as hedge funds), the portfolio management team members may have the incentive to direct a disproportionate amount of: (i) their attention; (ii) limited investment opportunities, such as less liquid securities or initial public offerings; and/or (iii) desirable trade allocations, to such accounts. The portfolio manager also may have an incentive to trade Adviser Compensatory Accounts or personal investments before (i.e., front run) or after the Funds in order to seek to take advantage of the potential upward or downward pressure on the market price of certain investments resulting from the Funds’ trading activity. In addition, a portfolio management team may take a short position in a security on behalf of a Fund, Advisor Compensatory Accounts or personal investments at the same time that other accounts managed by the Advisor take a long term position in the same security. The portfolio management team’s use of short sales may be harmful to the performance of other clients that own that security.

•

Potential Conflicts Relating to Managing Multiple Advised Accounts: Even if there is no financial or other advantage to members of the portfolio management team or the Advisor, portfolio management teams managing assets for multiple clients must make decisions that could be deemed to benefit some clients more than others, or benefit some clients to the detriment of others. For example, a portfolio management team managing assets using different investment strategies will need to allocate limited resources, such as their attention, investment opportunities and/or desirable trade allocations, among clients with different or competing interests. In addition, a portfolio manager may be in a position to make an investment that is appropriate for one client, but not appropriate for or against the interests of another client. For example, certain clients may seek more speculative investments that would not be appropriate for some other clients.

Although the Advisor does not track the time or attention each portfolio manager devotes to his or her advisory accounts, the Advisor does monitor the performance of all client accounts and periodically assesses whether each portfolio manager has adequate resources to effectively manage all of the accounts for which he or she is responsible.

•

Potential Conflicts Relating to Accounts Managed by World: Although they are less likely to arise in the context of passively managed accounts such as those managed by World, including the Index Funds, than they are in the context of actively managed accounts, the appearance of conflicts of interest may arise where some accounts managed by a particular portfolio manager have higher fees than the fees paid by other accounts. A portfolio manager managing assets for multiple clients must make decisions that could be deemed to benefit some clients more than others, or benefit some clients to the detriment of others. Also, the time and attention devoted to a single account by a portfolio manager will vary across accounts. In addition, to the extent that trade orders are aggregated, which typically occurs in limited circumstances involving participation in initial public offerings or secondary offerings, conflicts may arise when aggregating and/or allocating aggregated trades. World may aggregate multiple trade orders for a single security in several accounts into a single trade order, absent specific client directions to the contrary. When a decision is made to aggregate transactions on behalf of more than one account, the transactions will be allocated to all participating client accounts in a fair and equitable manner.

The Funds, the Advisor, Pierce Street and World have adopted and implemented numerous compliance policies and procedures, including Codes of Ethics, brokerage and trade allocation policies and procedures and conflicts of interest procedures, which seek to address the conflicts associated with managing multiple accounts for multiple clients. The Advisor also has established an Investment Conflicts Committee to oversee potential issues relating to conflicts of interest that the Advisor, Pierce Street and the portfolio management teams may face. In addition, the Funds, the Advisor, Pierce Street and World each have a designated Chief Compliance Officer (selected in accordance with the federal securities laws) as well as dedicated compliance staff whose activities are focused on monitoring the compliance policies and procedures of the Funds, the Advisor, Pierce Street or World, as applicable, in order to detect and address potential and actual conflicts of interest. Furthermore, senior personnel of the Advisor periodically review the performance of all portfolio managers. However, there can be no assurance that the Investment Conflicts Committee and the compliance programs of the Funds, the Advisor, Pierce Street or World will achieve their intended result.

Portfolio Management Team Compensation.

Munder Capital Management: The compensation package for all members of the Advisor’s portfolio management teams has historically consisted of three elements: fixed base salary; short-term incentive in the form of an annual bonus; and long-term incentive in the form of equity ownership. Certain portfolio managers may also receive variable bonus compensation or performance-based fees. The Advisor also provides a competitive benefits package, including health and welfare benefits and retirement benefits in the form of a 401(k) plan which includes an employer contribution.

The Advisor strives to offer industry-competitive salaries based on the skills and experience of the portfolio manager as well as responsibilities of the position. Salaries are compared at least annually with investment industry benchmark compensation surveys.

Members of the Advisor’s portfolio management teams are eligible to earn a performance bonus. Bonuses for all members of a portfolio management team are influenced by the profitability of the firm and the performance of the aggregate group of accounts managed by the team. Target bonuses for portfolio managers typically range from 50 to 200% of base salary. Target bonuses for equity analysts typically range from 50 to 150% of base salary. Actual bonuses for all personnel, however, are completely discretionary and can be as low as 0% and range as high as 300% or more of salary. In determining portfolio manager bonuses, the Advisor considers a variety of factors, including qualitative elements such as leadership, team interaction and results, client satisfaction, and overall contribution to the firm’s success, as well as the profitability of the firm and the performance of the aggregate group of accounts managed by the portfolio manager. With respect to each account managed by the portfolio manager, performance is measured relative to that account’s benchmark index for the most recent one-year and three-year periods. Determination of equity analyst bonuses also involves consideration of a variety of factors, including performance of individual security recommendations, team performance relative to applicable benchmarks, as well as qualitative elements such as team interaction, growth, and overall contribution to the firm’s success. The applicable benchmarks for each Fund, which may include modified versions of the index and/or blends of multiple indexes, are as follows:

Asset Allocation Fund - Balanced	National Association of Real Estate Investment Trusts Equity Index, Russell 1000 Value Index, Russell 2000 Value Index, Russell 1000 Growth Index, Russell 3000 Index, S&P 500 Index, S&P 1000 Index, Lehman Brothers Intermediate Government/Credit Index

Bond Fund	Lehman Brothers Aggregate Bond Index, Lehman Brothers Credit Index

Energy Fund	Deutsche Bank Energy Index, S&P 500 Index

Healthcare Fund	S&P 500 Index, Goldman Sachs Sector Index-Healthcare

Intermediate Bond Fund	Lehman Brothers Intermediate Government/Credit Index

International Bond Fund	Citigroup Non-U.S. Dollar World Government Bond Index

International Equity Fund	Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index

International Fund – Core Equity	Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index

International Small-Mid Cap Fund	S&P®/Citigroup EMI World Ex-U.S. Index

Internet Fund	Inter@ctive Week Internet Index, Morgan Stanley Internet Index

Large-Cap Growth Fund	S&P 500 Index, Russell 1000 Growth Index

Large-Cap Value Fund	Russell 1000 Value Index

Micro-Cap Equity Fund	Russell Microcap Index, Wilshire Micro Cap Index, Russell 2000 Index

Mid-Cap Core Growth Fund	S&P MidCap 400 Index, Russell Midcap Growth Index

Mid-Cap Value Fund	Russell Midcap Value Index

Real Estate Equity Investment Fund	National Association of Real Estate Investment Trusts Equity Index

Small-Mid Cap Fund	S&P 1000 Index, Russell 2000 Index, Russell 2000 Value Index, S&P MidCap 400 Index

Small-Mid Cap 130/30 Fund	Standard & Poor’s 1000 Index

Small-Cap Value Fund	Russell 2000 Value Index

Tax-Free Short & Intermediate Bond Fund	Lehman Brothers Managed Money Municipal Short Index, Lehman Brothers Managed Money Municipal Short/Intermediate Index, Lehman Brothers 10-Year Municipal Index, Lehman Brothers 15-Year Municipal Index, Lehman Brothers 20-Year Municipal Index

Technology Fund	Goldman Sachs Technology Composite

Certain portfolio managers are eligible to receive variable bonus compensation based on fees received by the Advisor for all accounts, including any Munder Fund, managed by the portfolio manager pursuant to a specific investment style. In certain instances, such compensation is conditioned upon a minimum asset level in the investment discipline. In certain instances, such compensation is based on the investment performance of accounts managed by such portfolio manager pursuant to a specific investment style, provided the performance of the related Munder Fund or investment style composite exceeds the performance of the related index on a compound annual basis over a stated period. Certain portfolio managers and analysts will receive a guaranteed minimum compensation through early 2010, and are eligible for additional compensation bonuses based on fees received by the Advisor, investment performance and new account openings.

Members of the portfolio management teams were historically eligible for long-term incentives in the form of options to purchase shares of Munder Group LLC, an employee-owned minority partner of Munder Capital Management. These long-term incentive plans effectively expired in late 2004 and early 2005. Effective January 2, 2007, key members of the portfolio management teams are eligible for long-term incentives in the form of restricted shares of Munder Capital Holdings, LLC, the majority partner of MCM. Restricted shares typically vest quarterly over a three—year period. The restricted share grants provide incentive to retain key personnel and serve to align portfolio managers’ interests with those of the Advisor directly, and, indirectly, the accounts managed by the Advisor.

World Asset Management, Inc.: Members of the portfolio management teams employed by World earn a fixed salary. An overall firm bonus pool is earned based on meeting key corporate initiatives and objectives. Members of the portfolio management team are eligible to earn a bonus based on that pool. Individual bonuses for all members of a portfolio management team are influenced by the profitability of the firm as well as meeting key departmental objectives. In determining portfolio manager bonuses, World considers a variety of factors, including qualitative elements such as leadership, team interaction and results, client satisfaction, and overall contribution to the firm’s success as well as the profitability of the firm. Members of the portfolio management team may also be eligible for long-term incentives in the form of (1) options to purchase shares of Comerica Incorporated and/or (2) restricted shares of Comerica Incorporated stock. These programs provide additional incentives to retain key personnel within World, as well as World’s parent company, Comerica.

Portfolio Management Team Fund Ownership. The dollar range of equity securities of each Fund beneficially owned by the portfolio managers of such Fund as of June 30, 2007 is as follows:

Fund	Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned
Asset Allocation Fund - Balanced	Anne Kennedy	$50,000 to $100,000
	Robert Crosby	$50,000 to $100,000
	Mike Vandenbossche	None
	Mike Gura	$1 - $10,000
	Tom Kenny	None
	Tony Dong	None
	Joe Skornicka	$10,001 - $50,000
	Remi Browne	None**
	Dan LeVan	None**

Bond Fund	Peter Root	None
	Mike Krushena	$50,000 to $100,000

Energy Fund	Mike Bryk	$10,001 - $50,000
	John Kreiter	$10,001 - $50,000

Healthcare Fund	Thomas Wald	$50,000 to $100,000

Index 500 Fund	Kenneth Schluchter	None
	Kevin Yousif	None

Intermediate Bond Fund	Peter Root	$100,001 - $500,000
	Mike Vandenbossche	None

International Bond Fund	Sharon Fayolle	None
	James Kelts	None
	Peter Root	None

International Equity Fund	Brian Kozeliski	$10,001 - $50,000
	Armando Lacayo	$10,001 - $50,000
	Scott Wittman	None

International Fund - Core Equity*	Remi Browne	None*
	Peter Carpenter	None*
	Robert Cerow	None*
	Peter Collins	None*
	John Evers	None*
	Daniel LeVan	None*
	Jeffrey Sullivan	None*

International Small Mid-Cap Fund*	Remi Browne	None*
	Peter Carpenter	None*
	Robert Cerow	None*
	Peter Collins	None*
	John Evers	None*
	Daniel LeVan	None*
	Jeffrey Sullivan	None*

Internet Fund	Ken Smith	$100,001 - $500,000
	Jonathan Woodley	$1 - $10,000
	Mark Lebovitz	$10,001 - $50,000

Large-Cap Growth Fund	Tom Kenny	$100,001 - $500,000
	Mike Gura	$100,001 - $500,000

Large-Cap Value Fund	John Kreiter	$100,001 - $500,000
	Joe Skornicka	$10,001 - $50,000

Micro-Cap Equity Fund	John Richardson	Over $1,000,000
	Julie Hollinshead	$50,001 - $100,000
	Robert Crosby	$1 - $10,000

Mid-Cap Core Growth Fund	Tony Dong	Over $1,000,000
	Brian Matuszak	$10,001 - $50,000
	Andy Mui	$10,001 - $50,000
	George Sanders	$10,001 - $50,000
	Geoffrey Wilson	$10,001 - $50,000

Mid-Cap Value Fund*	Robert Crosby	None*
	Julie Hollinshead	None*
	John Richardson	None*
	Joe Skornicka	None*
	John Kreiter	None*

Real Estate Equity Investment Fund	Robert Crosby	$10,001 - $50,000
	Brian Matuszak	$1 - $10,000

S&P® MidCap Index Equity Fund	Kenneth Schluchter	None
	Kevin Yousif	None

S&P® SmallCap Index Equity Fund	Kenneth Schluchter	None
	Kevin Yousif	None

Small-Cap Value Fund	John Richardson	Over $1,000,000
	Julie Hollinshead	$100,001 - $500,000
	Robert Crosby	$1 - $10,000

Small-Mid Cap Fund	Robert Crosby	$100,001 - $500,000
	Tony Dong	None

Small-Mid Cap 130/30 Fund*	Tony Dong	None*
	T. Scott Wittman	None*
	Robert Crosby	None*

Tax-Free Short & Intermediate Bond Fund	Roger Soderstrom	None
	Adam Thayer	None

Technology Fund	Ken Smith	$50,001 - $100,000
	Jonathan Woodley	$1 - $10,000
	Mark Lebovitz	$1 - $10,000

*	No shares of the International Fund—Core Equity, International Small-Mid Cap Fund, Mid-Cap Value Fund or Small-Mid Cap 130/30 Fund were outstanding on June 30, 2007.
**	Not on portfolio management team as of June 30, 2007.

Fund	Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned
International Small Mid-Cap Fund*	Remi Browne
Peter Carpenter
Robert Cerow
Peter Collins
John Evers
Daniel LeVan
Jeffrey Sullivan

Internet Fund	Ken Smith
Jonathan Woodley
Mark Lebovitz

Large-Cap Growth Fund	Tom Kenny
Mike Gura

Large-Cap Value Fund	John Kreiter
Joe Skornicka

Micro-Cap Equity Fund	John Richardson
Julie Hollinshead
Robert Crosby

Mid-Cap Core Growth Fund	Tony Dong
Brian Matuszak
Andy Mui
George Sanders
Geoffrey Wilson

Mid-Cap Value Fund*	Robert E. Crosby
Julie R. Hollinshead
John P. Richardson
Joseph W. Skornicka

Real Estate Equity Investment Fund	Robert Crosby
Brian Matuszak

S&P® MidCap Index Equity Fund	Kenneth Schluchter	None
	Kevin Yousif	None

S&P® SmallCap Index Equity Fund	Kenneth Schluchter	None
	Kevin Yousif	None

Small-Cap Value Fund	John Richardson
Julie Hollinshead
Robert Crosby

Fund	Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned
Small-Mid Cap Fund	Robert Crosby
Julie Hollinshead
John Richadson
Tony Dong
Brian Matuszak
Andy Mui
George Sanders
Geoffrey Wilson

Small-Mid Cap 130/30 Fund*	Tony Dong
T. Scott Wittman
Robert Crosby

Tax-Free Short & Intermediate Bond Fund	Roger Soderstrom
Adam Thayer

Technology Fund	Ken Smith
Jonathan Woodley
Mark Lebovitz

*	No shares of the International Fund—Core Equity, International Small-Mid Cap Fund, Mid-Cap Value Fund or Small-Mid Cap 130/30 Fund were outstanding on June 30, 2007.

Administrator. In addition to serving as the Advisor to the Funds, MCM also serves as the administrator (“Administrator”) for the Funds. Each of the Funds has entered into a Combined Administration Agreement with MCM (“Administration Agreement”) that was amended and restated on October 30, 2003 and amended most recently on August 14, 2007. Pursuant to the Administration Agreement, MCM is responsible for (i) general administrative duties associated with the day-to-day operations of the Munder Funds; (ii) monitoring and coordinating the activities of the other service providers of the Munder Funds; (iii) providing fund accounting functions, including overseeing the computation of the net asset value of each Munder Fund; (iv) assisting in the preparation of financial and tax reports; (v) ongoing monitoring and testing of portfolio compliance; and (vi) oversight and review of regulatory affairs and corporate governance. In performing its duties and obligations under the Administration Agreement, MCM shall not be held liable except in the case of its willful misconduct, bad faith or negligence in the performance of such duties and obligations.

The Administration Agreement permits MCM to enter into an agreement with one or more third parties pursuant to which such third parties may provide sub-administrative services to the Munder Funds. Accordingly, MCM has entered into a sub-administration agreement with State Street Bank and Trust Company (“State Street”), the former administrator to the Munder Funds, to provide certain administrative services to the Munder Funds.

As compensation for its administrative services, commencing June 1, 2004 the Administrator receives from each Munder Fund an annual fee that is computed daily and payable monthly equal to the greater of (1) $50,000 plus $6,000 per each active class of such Munder Fund greater than one, or (2) a percentage of the average daily net assets of such Munder Fund that varies with the amount of such

Munder Fund’s average daily net assets as follows: (a) 0.1530% of average daily net assets up to $100,000,000, (b) 0.128% of average daily net assets from $100,000,001 to $250,000,000, (c) 0.104% of average daily net assets from $250,000,001 to $500,000,000, (d) 0.079% of average daily net assets from $500,000,001 to $1,000,000,000 and (e) 0.055% of average daily net assets in excess of $1,000,000,000. In addition, beginning August 10, 2004, the Administrator is entitled to receive from each Munder Fund an annual financial reporting fee in the amount of $8,000.

As compensation for its administrative services for the period February 10, 2004 through May 31, 2004, the Administrator was entitled to receive an annual fee based on a percentage of the average daily net assets of all of the Munder Funds. For all of the Funds except the Index Funds and the Institutional Money Market Fund, the Administrator received an annual fee equal to 0.1346% of the aggregate net assets of such Funds.

As compensation for its administrative services for all the Munder Funds except the Index Funds and Institutional Money Market Fund for the period June 1, 2003 through February 10, 2004, the Administrator was entitled to receive an annual fee that was the greater of (1) the Munder Funds complex minimum, calculated by multiplying $75,000 by the number of applicable Munder Funds (except for the Index Funds and Institutional Money Market Fund), or (2) a fee equal to 0.1477% of the average daily net assets of all the Munder Funds except the Index Funds and the Institutional Money Market Fund (“Aggregate Net Assets”) for the first $2.8 billion of the Aggregate Net Assets, 0.1377% of the Aggregate Net Assets for the next $2.2 billion of the Aggregate Net Assets, 0.1357% of the Aggregate Net Assets for the next $5.0 billion of the Aggregate Net Assets, 0.0867% of the Aggregate Net Assets for the next $2.5 billion of the Aggregate Assets, and 0.0767% of the Aggregate Net Assets above that amount. In addition, for the period June 1, 2003 through February 10, 2004, the Administrator agreed to limit the total compensation it received for its services as Administrator for all of the Munder Funds to a prorated portion of an annualized amount of $3.4 million, after payment by the Administrator of all standard basis points and complex minimum fees to sub-administrators for the Munder Funds.

For the fiscal years ended June 30, 2005, 2006 and 2007, MCM received administrative fees from the Funds in the amounts set forth in the table below. No amounts are shown for the International Fund—Core Equity, International Small-Mid Cap Fund or Mid-Cap Value Fund because those Funds had not commenced operations during the periods shown.

	Fiscal year ended June 30, 2005	Fiscal year ended June 30, 2006	Fiscal year ended June 30, 2007
Asset Allocation Fund - Balanced	$203,807	$205,860	$203,641
Bond Fund	$81,420	$126,745	$137,879
Cash Investment Fund	$753,885	$740,019	$881,686
Energy Fund	$139,861	$183,039	$161,805
Healthcare Fund	$331,575	$287,777	$214,151
Index 500 Fund	$1,001,219	$935,507	$892,729
Intermediate Bond Fund	$505,150	$467,768	$416,354
International Bond Fund	$97,331	$92,998	$107,395
International Equity Fund	$154,724	$234,513	$310,466
Internet Fund	$825,106	$774,128	$649,458
Large-Cap Growth Fund	$161,212	$194,432	$199,273
Large-Cap Value Fund	$143,494	$179,930	$191,287
Micro-Cap Equity Fund	$453,566	$658,718	$619,333
Mid-Cap Core Growth Fund	$310,503	$1,131,735	$2,066,396
Real Estate Equity Investment Fund	$130,581	$143,982	$134,267

	Fiscal year ended June 30, 2005	Fiscal year ended June 30, 2006	Fiscal year ended June 30, 2007
Small-Cap Value Fund	$737,846	$1,121,862	$1,081,918
Small-Mid Cap Fund	N/A	$89,363	$86,637
Tax-Free Money Market Fund	$301,255	$274,853	$320,030
Tax-Free Short & Intermediate Bond Fund	$270,558	$239,781	$191,212
Technology Fund	$282,397	$232,723	$189,094

Effective February 14, 2006, the S&P® MidCap Index Equity Fund and S&P® SmallCap Index Equity Fund changed their fiscal and tax year ends from December 31 to June 30. MCM received administrative fees from such Funds for the three most recently completed full fiscal years as set forth in the table below. Such amounts were limited to the extent necessary to limit the aggregate amount MCM received from such Funds, the remaining series of MST, MST II, and @Vantage during the relevant period to the total amount stated above.

	Fiscal year ended December 31, 2004	Fiscal year ended December 31, 2005	Period ended June 30, 2006	Year ended June 30, 2007
S&P® MidCap Index Equity Fund	$138,777	$153,174	$73,301	$137,840
S&P® SmallCap Index Equity Fund	$134,578	$190,110	$98,772	$184,540

Distributor. The Funds’ distributor is Funds Distributor, Inc. (“FDI” or “Distributor”) and its principal office is located at 100 Summer Street, 15th Floor, Boston, Massachusetts 02110. The Funds have entered into a distribution agreement (“Distribution Agreement”) under which the Distributor, as agent, sells shares of each Fund on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of each Fund, although it is not obligated to sell any particular amount of shares. Under the Distribution Agreement, the Funds pay no fees to FDI for its services as distributor. Nevertheless, in its role as distributor, FDI is the dealer of record on shares of the Funds purchased without using a broker or other intermediary, and, as such, FDI may receive any applicable commissions, 12b-1 fees and/or service fees associated with such shares. In addition, the Advisor pays FDI a fee for providing certain distribution support services relating to the Funds.

Distribution and Services Arrangements. Under the Distribution and Service Plan (“Plan”), applicable to Class A, Class B, Class C, Class R and Class K shares, but adopted in accordance with Rule 12b-1 under the 1940 Act with respect to the Class A, Class B, Class C and Class R shares of the Funds only, each of the Funds may use its assets with respect to those classes of shares to finance activities relating to the distribution of its shares and the provision of certain shareholder services.

Under the Plan, the Distributor is paid an annual service fee at the rate of up to 0.25% of the value of average daily net assets of the Class A shares of each Fund. Also, under the Plan, the Distributor is paid an annual service fee of up to 0.25% of the value of average daily net assets of the Class B, Class C and Class R shares of each relevant Fund and an annual distribution fee at the rate of up to 0.75% of the value of average daily net assets of the Class B, Class C and Class R shares of each relevant Fund. However, under the Distribution Agreement, the fees payable with respect to the Class R shares are limited to payments at an annual rate equal to 0.50% of the average daily net assets of any series attributable to its Class R shares.

The Plan also provides that the Funds may pay up to 0.25%, or up to 0.15% in the case of the Money Market Funds, of the value of the average daily net assets of the Class K shares beneficially owned by the customers of banks and other financial institutions to financial institutions that have entered into agreements with the Funds to provide shareholder services to their customers. The Plan with respect to Class K shares is a non-Rule 12b-1 shareholder servicing plan.

Services provided by financial institutions under their Class K shares service agreements may include: (i) aggregating and processing purchase and redemption requests for Class K shares from customers and placing net purchase and redemption orders with the Distributor; (ii) providing customers with a service that invests the assets of their accounts in Class K shares pursuant to specific or pre-authorized instructions; (iii) processing dividend payments on behalf of customers; (iv) providing information periodically to customers showing their positions in Class K shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed by the institutions; (vii) providing sub-accounting with respect to Class K shares beneficially owned by customers or the information necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications from the Funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (ix) forwarding to customers proxy statements and proxies containing any proposals regarding the Funds’ arrangements with institutions; and (x) providing such other similar services as the Funds may reasonably request to the extent the institutions are permitted to do so under applicable statutes, rules and regulations.

Under the terms of the Plan, the Plan continues from year to year with respect to each class of shares, provided such continuance is approved annually by vote of the Board, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of that Plan (“Non-Interested Plan Trustees”). All amendments of the Plan also must be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without penalty, by vote of a majority of the Non-Interested Plan Trustees or by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant class of the respective Fund. Pursuant to the Plan, the Distributor will provide the Board quarterly reports of amounts expended under the Plan and the purpose for which such expenditures were made.

In the case of Class A, Class B, Class C and Class R shares, the Trustees have determined that the Plan will benefit the Funds and their shareholders by (i) providing an incentive for broker or bank personnel to provide continuous shareholder servicing after the time of sale; (ii) retaining existing accounts; (iii) facilitating portfolio management flexibility through continued cash flow into the Funds; and (iv) maintaining a competitive sales structure in the mutual fund industry.

In the case of Class K shares, the Trustees have determined that there is a reasonable likelihood that the agreements with banks and other financial institutions will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the servicing of the accounts of the beneficial owners of their shares in an efficient manner.

With respect to Class B, Class C and Class R shares of each relevant Fund, the Distributor expects to pay sales commissions to dealers authorized to sell a Fund’s Class B, Class C and Class R shares at the time of sale. The Distributor will use its own funds (which may be borrowed) to pay such commissions pending reimbursement by the Plan. In addition, the Advisor or Distributor, or any of their affiliates, may from time to time pay for shareholder services or distribution out of their own resources without additional cost to the Funds or their shareholders.

The fees paid to the Distributor pursuant to the Plan for the Class A, Class B, Class C and Class R shares of the Funds are set forth in the tables below. To the extent a Fund is not listed in a table below, it made no payments to the Distributor under the Plan during the period shown.

	Class A Shares
	Fiscal year ended June 30, 2005		Fiscal year ended June 30, 2006		Fiscal year ended June 30, 2007
	Service Fees	Contingent Deferred Sales Charges	Service Fees	Contingent Deferred Sales Charges	Service Fees	Contingent Deferred Sales Charges
Asset Allocation Fund - Balanced	$101,456	—	$110,265	$4,021	$126,458	$422
Bond Fund	$11,707	—	$35,305	$982	$29,990	$188
Cash Investment Fund	$211,610	—	$185,319	—	$186,022	—
Energy Fund	$75,062	—	$123,032	$90	$106,222	$22
Healthcare Fund	$198,106	$19,656	$194,663	$334	$189,532	$5,861
Index 500 Fund	$1,121,058	$268	$1,197,921	$125	$1,203,374	$394
Intermediate Bond Fund	$20,660	—	$23,651	—	$21,354	$3
International Bond Fund	$14,279	—	$7,492	—	$12,806	—
International Equity Fund	$21,256	—	$30,009	—	$45,179	—
Internet Fund	$811,380	$475	$1,125,367	$430	$1,030,700	$911
Large-Cap Growth Fund	$72,841	—	$74,696	$1	$69,442	$8
Large-Cap Value Fund	$17,569	—	$26,526	$7	$36,362	$124
Micro-Cap Equity Fund	$499,953	$1,443	$885,493	$1,539	$842,913	$221
Mid-Cap Core Growth Fund	$169,690	—	$1,572,224	$2,133	$3,498,103	$1,599
Real Estate Equity Investment Fund	$16,942	$850	$24,089	—	$29,896	—
Small-Cap Value Fund	$511,506	$1,403	$1,256,364	$5,263	$1,186,993	$347
Small-Mid Cap Fund	N/A	N/A	$13,107	—	$28,518	$878
Tax-Free Money Market Fund	$193,985	—	$171,263	—	$267,059	—
Tax-Free Short & Intermediate Bond Fund	$27,458	—	$32,792	—	$29,424	—
Technology Fund	$172,993	$124	$181,922	$28	$191,536	$769

	Class B Shares
	Fiscal year ended June 30, 2005		Fiscal year ended June 30, 2006		Fiscal year ended June 30, 2007
	Distribution and Service Fees	Contingent Deferred Sales Charge	Distribution and Service Fees	Contingent Deferred Sales Charge	Distribution and Service Fees	Contingent Deferred Sales Charge
Asset Allocation Fund - Balanced	$396,120	$121,196	$285,985	$69,683	$170, 379	$32,439
Bond Fund	$45,337	$21,090	$54,890	$18,757	$34,745	$8,777
Cash Investment Fund	$141,009	$119,189	$56,010	$24,042	$27,166	$16,119
Energy Fund	$403,495	$268,586	$453,448	$144,912	$375,050	$79,534
Healthcare Fund	$978,095	$459,226	$701,658	$245,222	$249,629	$91,858
Index 500 Fund	$1,774,952	$375,247	$1,049,766	$210,405	$708,725	$97,455
Intermediate Bond Fund	$59,116	$33,792	$25,086	$10,015	$11,123	$7,436
International Bond Fund	$17,471	$6,331	$12,215	$6,047	$6,223	$9,522
International Equity Fund	$33,570	$10,599	$41,343	$10,100	$42,999	$5,144
Internet Fund	$2,949,658	$1,132,069	$1,257,128	$392,601	$375,777	$157,769
Large-Cap Growth Fund	$66,475	$23,781	$42,511	$12,535	$27,449	$9,013
Large-Cap Value Fund	$95,401	$32,205	$60,124	$10,798	$33,571	$13,409
Micro-Cap Equity Fund	$576,807	$130,280	$596,834	$108,461	$426,892	$122,856

	Class B Shares
	Fiscal year ended June 30, 2005		Fiscal year ended June 30, 2006		Fiscal year ended June 30, 2007
	Distribution and Service Fees	Contingent Deferred Sales Charge	Distribution and Service Fees	Contingent Deferred Sales Charge	Distribution and Service Fees	Contingent Deferred Sales Charge
Mid-Cap Core Growth Fund	$140,117	$25,408	$394,359	$63,434	$584,693	$131,326
Real Estate Equity Investment Fund	$69,573	$23,515	$44,999	$14,627	$33,517	$13,543
Small-Cap Value Fund	$584,865	$129,395	$678,313	$108,497	$523,236	$169,596
Small-Mid Cap Fund	N/A	N/A	$4,951	$1,998	$12,357	$1,978
Tax-Free Short & Intermediate Bond Fund	$32,203	$32,123	$21,247	$14,226	$8,124	$1,275
Technology Fund	$864,897	$463,573	$487,944	$183,351	$134,040	$58,911

	Class C Shares
	Fiscal year ended June 30, 2005		Fiscal year ended June 30, 2006		Fiscal year ended June 30, 2007
	Distribution and Service Fees	Contingent Deferred Sales Charge	Distribution and Service Fees	Contingent Deferred Sales Charge	Distribution and Service Fees	Contingent Deferred Sales Charge
Asset Allocation Fund - Balanced	$179,496	$1,849	$182,086	$1,641	$176,349	$1,346
Bond Fund	$5,429	$1	$17,201	$43	$17,505	$39
Cash Investment Fund	$21,386	$957	$16,157	$2,423	$17,085	$919
Energy Fund*	$156,679	$4,446	$211,043	$7,547	$206,388	$2,116
Healthcare Fund	$459,314	$5,643	$384,303	$1,456	$281,262	$1,788
Intermediate Bond Fund	$14,770	$1,259	$9,130	$721	$10,910	$449
International Bond Fund	$14,372	$3,194	$8,622	$753	$8,980	$161
International Equity Fund	$24,655	$249	$32,633	$417	$49,818	$113
Internet Fund	$1,432,015	$19,796	$1,203,183	$5,213	$870,066	$4,626
Large-Cap Growth Fund	$45,911	$175	$41,346	$578	$35,244	$51
Large-Cap Value Fund	$31,312	$252	$31,184	$220	$34,925	$86
Micro-Cap Equity Fund	$633,380	$21,227	$972,172	$20,090	$883,775	$1,833
Mid-Cap Core Growth Fund*	$200,135	$7,645	$1,638,197	$59,848	$3,434,878	$82,151
Real Estate Equity Investment Fund	$30,192	$2,073	$29,752	$473	$33,667	$704
Small-Cap Value Fund	$983,448	$26,473	$1,999,877	$42,915	$1,810,837	$16,073
Small-Mid Cap Fund	N/A	N/A	$22,368	$231	$55,920	$3,916
Tax-Free Short & Intermediate Bond Fund	$55,686	$1,031	$43,270	$7	$29,027	$1
Technology Fund*	$434,160	$2,730	$332,565	$1,632	$238,790	$1,833

*	Information provided is for Class II shares, which were subject to the same distribution and service fees payable by Class C shares under the Plan. Class II shares were converted and/or reclassified as Class C shares as of the close of business on October 31, 2003. Class II shares are no longer offered.

	Class R Shares	Class R Shares	Class R Shares
	Fiscal year ended June 30, 2005	Fiscal year ended June 30, 2006	Fiscal year ended June 30, 2007
	Distribution and Service Fees	Distribution and Service Fees	Distribution and Service Fees
Asset Allocation Fund - Balanced	$10	$11	$13
Healthcare Fund	$25	$30	$59

	Class R Shares	Class R Shares	Class R Shares
	Fiscal year ended June 30, 2005	Fiscal year ended June 30, 2006	Fiscal year ended June 30, 2007
	Distribution and Service Fees	Distribution and Service Fees	Distribution and Service Fees
Index 500 Fund	$55	$713	$7,204
Internet Fund	$49	$63	$118
Large-Cap Growth Fund	—	—	$22
Large-Cap Value Fund	—	—	$22
Micro-Cap Equity Fund	$2,572	$7,505	$9,817
Mid-Cap Core Growth Fund	$2,089	$21,090	$109,203
Small-Cap Value Fund	$3,539	$37,547	$34,396
Small-Mid Cap Fund	N/A	$205	$1,133

The following amounts paid to the Distributor by the Funds under the Plan for Class A shares during the fiscal year ended June 30, 2007 were spent on: [TO BE UPDATED]

	Advertising	Printing and Mailing of Prospectuses to other than Current Shareholders	Compensation to Underwriters	Compensation to Dealers	Compensation to Sales Personnel	Interest Carrying or other Financing Charges
Asset Allocation Fund - Balanced		—	—		—	—
Bond Fund		—	—		—	—
Cash Investment Fund		—	—		—	—
Energy Fund		—	—		—	—
Healthcare Fund		—	—		—	—
Index 500 Fund		—	—		—	—
Intermediate Bond Fund		—	—		—	—
International Bond Fund		—	—		—	—
International Equity Fund		—	—		—	—
Internet Fund		—	—		—	—
Large-Cap Growth Fund		—	—		—	—
Large-Cap Value Fund		—	—		—	—
Micro-Cap Equity Fund		—	—		—	—
Mid-Cap Core Growth Fund		—	—		—	—
Small-Cap Value Fund		—	—		—	—
Small-Mid Cap Fund		—	—		—	—
Real Estate Equity Investment Fund		—	—		—	—
Tax-Free Money Market Fund		—	—		—	—
Tax-Free Short & Intermediate Bond Fund		—	—		—	—
Technology Fund		—	—		—	—

The following amounts paid to the Distributor by the Funds under the Plan for Class B shares during the fiscal year ended June 30, 2007 were spent on: [TO BE UPDATED]

	Advertising	Printing and Mailing of Prospectuses to other than Current Shareholders	Compensation to Underwriters	Compensation to Dealers	Compensation to Sales Personnel	Interest Carrying or other Financing Charges
Asset Allocation Fund - Balanced		—	—		—	—
Bond Fund		—	—		—	—
Cash Investment Fund		—	—		—	—
Energy Fund		—	—		—	—
Healthcare Fund		—	—		—	—
Index 500 Fund		—	—		—	—
Intermediate Bond Fund		—	—		—	—
International Bond Fund		—	—		—	—
International Equity Fund		—	—		—	—
Internet Fund		—	—		—	—
Large-Cap Growth Fund		—	—		—	—
Large-Cap Value Fund		—	—		—	—
Micro-Cap Equity Fund		—	—		—	—
Mid-Cap Core Growth Fund		—	—		—	—
Small-Cap Value Fund		—	—		—	—
Small-Mid Cap Fund		—	—		—	—
Real Estate Equity Investment Fund		—	—		—	—
Tax-Free Short & Intermediate Bond Fund						—
Technology Fund		—	—		—	—

The following amounts paid to the Distributor by the Funds under the Plan for Class C shares during the fiscal year ended June 30, 2007 were spent on: [TO BE UPDATED]

	Advertising	Printing and Mailing of Prospectuses to other than Current Shareholders	Compensation to Underwriters	Compensation to Dealers	Compensation to Sales Personnel	Interest Carrying or other Financing Charges
Asset Allocation Fund – Balanced		—	—		—	—
Bond Fund		—	—		—	—
Cash Investment Fund		—	—			—
Energy Fund		—	—		—	—

	Advertising	Printing and Mailing of Prospectuses to other than Current Shareholders	Compensation to Underwriters	Compensation to Dealers	Compensation to Sales Personnel	Interest Carrying or other Financing Charges
Healthcare Fund		—	—		—	—
Index 500 Fund		—	—		—	—
Intermediate Bond Fund		—	—		—	—
International Bond Fund		—	—		—	—
International Equity Fund		—	—		—	—
Internet Fund		—	—		—	—
Large-Cap Growth Fund		—	—		—	—
Large-Cap Value Fund		—	—		—	—
Micro-Cap Equity Fund		—	—		—	—
Mid-Cap Core Growth Fund		—	—		—	—
Small-Cap Value Fund		—	—		—	—
Small-Mid Cap Fund		—	—		—	—
Real Estate Equity Investment Fund		—	—		—	—
Tax-Free Short & Intermediate Bond Fund
Technology Fund

The following amounts paid to the Distributor by the Funds under the Plan for Class R shares during the fiscal year ended June 30, 2007 were spent on: [TO BE UPDATED]

	Advertising	Printing and Mailing of Prospectuses to other than Current Shareholders	Compensation to Underwriters	Compensation to Dealers	Compensation to Sales Personnel	Interest Carrying or other Financing Charges
Asset Allocation Fund – Balanced		—	—		—	—
Healthcare Fund		—	—		—	—
Index 500 Fund		—	—		—	—
Internet Fund		—	—		—	—
Micro-Cap Equity Fund		—	—		—	—
Mid-Cap Core Growth Fund		—	—		—	—
Small-Cap Value Fund		—	—		—	—
Small-Mid Cap Fund		—	—		—	—

Additional Compensation Paid to Intermediaries. In addition to paying fees under the Funds’ Plan, the Funds may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisor, World or the Funds, for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents. These additional fees paid by the Funds to intermediaries may take one of two forms: (i) basis point payments on net assets, and/or (ii) fixed dollar amount payments per shareholder account.

The Funds’ Advisor or Distributor, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds, including affiliates of the Advisor. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service fees paid by the Funds.

Additional cash payments may be made by the Advisor or Distributor to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Funds’ shareholders. In addition, while the Funds’ Distributor typically pays to intermediaries most of the front-end sales charge applicable to sales of Fund shares by such intermediaries, the Funds’ Distributor may, on occasion, pay the entire front-end sales charge to such intermediaries.

Currently, the Advisor has revenue sharing arrangements with approximately 18 intermediaries, the most significant of which are Merrill Lynch, Charles Schwab and Citigroup Global Markets. The Advisor also has revenue sharing arrangements with certain entities that were affiliated with the Advisor prior to January 2, 2007, including Comerica Bank. Revenue sharing payments to financial institutions are usually structured in any of three ways: (i) as a percentage of gross sales; (ii) as a percentage of net assets; and/or (iii) a fixed dollar amount. During the year ended June 30, 2007, the Advisor and/or Distributor accrued and/or paid approximately $1.9 million to various unaffiliated entities pursuant to the revenue sharing arrangements applicable to all series of MST, MST II and @Vantage. The Advisor also paid approximately $0.4 million pursuant to revenue sharing arrangements with entities with which it was affiliated during the period applicable to all series of MST, MST II and @Vantage.

From time to time, the Funds’ service providers, or any of their affiliates, may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries. In addition, the Funds, the Funds’ service providers, or any of their affiliates, may conduct and/or pay for training and educational meetings for sales representatives of unaffiliated broker-dealers that sell the Funds, and may pay or reimburse for associated meals, lodging and transportation.

Custodian. State Street Bank and Trust Company (“State Street” or “Custodian”), located at One Lincoln Street, Boston, Massachusetts 02111, serves as the custodian to the Funds. Pursuant to the terms and provisions of the custodian contract between State Street, MST and MST II, State Street keeps the books of account for each Fund.

Transfer and Dividend Disbursing Agent. PFPC Inc. (“Transfer Agent”), located at 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the transfer and dividend disbursing agent for the Funds pursuant to a transfer agency agreement with MST, MST II and @Vantage under which the Transfer Agent (i) issues and redeems shares of each Fund; (ii) addresses and mails all communications by each Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders; (iii) maintains shareholder accounts; (iv) responds to correspondence by shareholders of the Funds; (v) makes periodic reports to the Board concerning the operations of the Funds; and (vi) conducts certain anti-money laundering activities on behalf of the Funds.

Comerica Bank. As stated in each Fund’s Prospectus, Class K shares of the Funds are sold to customers of banks and other institutions. Such banks and institutions may include Comerica Bank, its affiliates and subsidiaries, and other institutions that have entered into agreements with the Funds providing for shareholder services for their customers.

Other Information Pertaining to Administration, Custodian and Transfer Agency Agreements. The Administrator, the Transfer Agent and the Custodian each receive a separate fee for their respective services. Except as noted in this SAI, the Funds’ service contractors bear all expenses in connection with the performance of their services and each Fund bears the expenses incurred in its operations. Expenses borne by the Funds include, but are not limited to, fees paid to the Advisor, the Administrator, the Custodian and the Transfer Agent; fees and expenses of officers and the Board; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying each Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders’ meetings and proxy solicitations; fidelity bond and directors’ and officers’ liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of MST, MST II or @Vantage that are not readily identifiable as belonging to a particular investment portfolio are allocated among all investment portfolios of MST, MST II and @Vantage by or under the direction of the Board in a manner that the Board determines to be fair and equitable, taking into consideration whether it is appropriate for expenses to be borne by a Fund in addition to the other series of MST, MST II and @Vantage, as applicable. With respect to Class I shares, except for expenses incurred collectively by the Funds (for example, fees of Trustees, auditors, and legal counsel) not attributable to a particular Fund or to a particular class of shares of a Fund and expenses incurred by a Fund not attributable to any particular class of the Fund’s shares (for example, advisory fees, custodial fees, or other expenses relating to the management of the Fund’s assets), only expenses actually incurred by the Class I shares will be allocated to the Class I shares. The Advisor, the Administrator, the Custodian and the Transfer Agent may voluntarily waive all or a portion of their respective fees and/or reimburse certain Fund expenses from time to time.

CODE OF ETHICS

MST, MST II, @Vantage and the Advisor have adopted a code of ethics and World has adopted a code of ethics as required by applicable law. Each such code is designed to, among other things, prevent affiliated persons of MST, MST II, @Vantage and the Advisor or World, as applicable, from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. The codes of ethics may be examined at the office of the SEC in Washington, DC or on the Internet from the SEC’s website at http://www.sec.gov.

PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Board, the Advisor, or World in the case of the Index Funds, causes investment decisions for each of the Funds to be made and oversees the placement of purchase and sale orders for portfolio securities on behalf of the Funds.

Consistent with the Combined Advisory Agreement for the Funds and the Sub-Advisory Agreement for the Index Funds, the Advisor and World, as applicable, each selects broker-dealers to execute transactions on behalf of the Funds using its best efforts to seek the best overall terms available. In assessing the best overall terms available for any transaction, the Advisor considers all factors it deems relevant, including, but not limited to, the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, anonymity and confidentiality, promptness, the quality of any research provided (i.e., quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker), the net results of specific transactions, the difficulty of execution, the size of the order, the operational facilities of the broker-dealer, the broker-dealer’s risk in positioning a block of securities, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. While the Advisor and World generally seek reasonably competitive spreads or commissions, the Funds will not necessarily pay the lowest spread or commission available.

In selecting broker-dealers to execute a particular transaction, and in evaluating the best overall terms available, the Advisor and World are each authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act) provided to the Funds and/or other accounts over which the Advisor and World or their respective affiliates exercise investment discretion. The Advisor and World, as the case may be, may cause a Fund to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor or World determines in good faith that such commission is reasonable in relation the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor or World to the Funds. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy. Shareholders of the Funds should understand that the services provided by such brokers may be useful to the Advisor and World in connection with their services to other clients.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and World and does not reduce the advisory or sub-advisory fees payable to the Advisor and World, respectively, for services provided to the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

Transactions on U.S. stock exchanges generally involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions that are generally fixed.

Over-the-counter issues, including corporate debt and government securities, are normally traded through dealers on a “net” basis (i.e., without commission), or directly with the issuer. With respect to over-the-counter transactions, the Advisor or World will normally deal directly with dealers who make a market in the instruments except in those circumstances where more favorable prices and execution are available elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down.

Each of the Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Advisor or World believes such practice to be in such Fund’s best interests.

Investment decisions for each Fund and for other investment accounts managed by the Advisor and World, as applicable, are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and one or more other accounts, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner the Advisor believes to be equitable to each such account. Although the Advisor and World each seeks the most favorable overall net results for all of the accounts in any aggregated transaction, in some cases, this practice may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor or World, as applicable, may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or accounts in order to obtain best execution.

The Funds will not purchase any securities while the Advisor, World, as applicable, or any affiliated person (as defined in the 1940 Act) is a member of any underwriting or selling group for such securities, except pursuant to procedures adopted by the Board in accordance with Rule 10f-3 under the 1940 Act.

Under the 1940 Act, persons affiliated with the Advisor, the Distributor and their affiliates are prohibited from dealing with the Funds as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

The table below shows information on brokerage commissions paid by each of the Funds for the last three fiscal years, all of which were paid to entities that are not affiliated with the Funds, the Advisor or World. Significant changes in brokerage commissions paid by a Fund from year to year are primarily due to varying Fund asset levels.

In several cases when commissions decreased, the Funds benefited from increased usage of electronic communication networks (ECNs) for trading and exchange-traded funds (ETFs) for managing cash. No amounts are shown for the International Fund—Core Equity, International Small-Mid Cap Fund, Mid-Cap Value Fund or Small-Mid Cap 130/30 Fund as those Funds had not commenced operations during the periods shown.

	Fiscal year ended June 30, 2005	Fiscal year ended June 30, 2006	Fiscal year ended June 30, 2007
Asset Allocation Fund - Balanced	$171,959	$96,913	$94,107
Healthcare Fund	$1,092,828	$192,085	$109,543
Index 500 Fund	$45,747	$40,499	$25,889
International Equity Fund	$163,780	$154,658	$242,953
Internet Fund	$2,588,635	$2,085,787	$1,700,425
Large-Cap Growth Fund	$76,832	$151,281	$204,896
Large-Cap Value Fund	$87,685	$101,052	$110,502
Micro-Cap Equity Fund	$656,491	$731,329	$848,286
Mid-Cap Core Growth Fund	$594,853	$2,309,857	$2,745,327
Energy Fund	$125,140	$68,795	$75,366
Real Estate Equity Investment Fund	$64,847	$71,057	$68,490
Small-Cap Value Fund	$1,171,136	$1,196,724	$1,196,851
Small-Mid Cap Fund	N/A	$21,606	$28,338
Technology Fund	$1,127,301	$814,459	$686,589

Effective February 14, 2006, the S&P® MidCap Index Equity Fund and S&P® SmallCap Index Equity Fund changed their fiscal and tax year ends from December 31 to June 30. The table below shows information on brokerage commissions paid by such Funds for the last three fiscal years and for the period ended June 30, 2007, all of which were paid to entities that are not affiliated with such Funds or the Advisor. Significant changes in brokerage commissions paid by a Fund from year to year may result from changing asset levels throughout the year.

	Fiscal year ended December 31, 2004	Fiscal year ended December 31, 2005	Period ended June 30, 2006	Fiscal year ended June 30, 2007
S&P® MidCap Index Equity Fund	$12,908	$24,209	$715	$6,056
S&P® SmallCap Index Equity Fund	$14,105	$20,637	$5,128	$14,562

Each of the Funds is required to identify the securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by the Fund as of the close of their most recent fiscal year and state the value of such holdings. As of June 30, 2007, the following Funds held securities in the indicated firms in the following amounts:

As of June 30, 2007
Asset Allocation Fund - Balanced
Bank of America Corp.	$1,643,193
Bank of New York Co., Inc.	$363,843
Bear Stearns Securities Corp.	$980,883
Citigroup Inc.	$1,979,692
JP Morgan Chase & Co.	$1,558,394
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$1,115,375

As of June 30, 2007
UBS AG	$102,017

Bond Fund
Bank of New York Co., Inc.	$1,477,743

Cash Investment Fund
Bank of America Corp.	$15,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$185,000,000
UBS AG	$14,997,771

Index 500 Fund
Bank of America Corp.	$12,851,519
Bank of New York Co., Inc.	$1,855,600
Bear Stearns Securities Corp.	$987,000
Citigroup Inc.	$15,027,765
JP Morgan Chase & Co.	$9,803,809
Lehman Brothers Inc.	$2,351,031
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$4,311,140
Morgan Stanley & Co., Inc.	$5,236,461

Intermediate Bond Fund
Bank of America Corp.	$796,893
Bank of New York Co., Inc.	$3,265,812
Bear Stearns Securities Corp.	$5,838,296
Citibank Credit Card Issuance Trust	$4,501,243
Morgan Stanley & Co., Inc.	$2,874,964
UBS AG	$5,277,085

International Bond Fund
Bank of America Corp.	$662,066

International Equity Fund
Deutsche Bank AG	$1,482,225

Large-Cap Growth
Citigroup Inc.	$1,413,039

Large-Cap Value
Bank of America Corp.	$4,676,671
Bank of New York Co., Inc.	$1,236,984
Citigroup Inc.	$5,305,232
JP Morgan Chase & Co.	$5,108,520
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$3,089,994

S&P® MidCap Index Equity Fund
Jefferies Company, Inc.	$199,436
Edwards AG Sons Inc.	$440,167

S&P® SmallCap Index Equity Fund
Piper Jaffery & Co.	$194,776

As of June 30, 2007

Tax Free Money Market Fund
Citigroup Global Markets Inc.	$3,446,819

Tax-Free Short & Intermediate Bond Fund
Citigroup Global Markets Inc.	$1,603,000

Since the Money Market Funds will invest only in short-term debt instruments, their annual portfolio turnover rates will be relatively high, but brokerage commissions are normally not paid on money market instruments, and portfolio turnover is not expected to have a material effect on the net investment income of a Money Market Fund. The portfolio turnover rate of each Fund is calculated by dividing the lesser of the Fund’s annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were 397 days or less for the Money Market Funds or one year or less for the Equity and Bond Funds) by the monthly average value of the securities held by the Fund during the year. Each Fund may engage in short-term trading to achieve its investment objective. Portfolio turnover may vary greatly from year to year as well as within a particular year.

The portfolio turnover rate of each Fund is set forth below. Significant changes in turnover rates from year to year are primarily due to varying levels of purchase and redemption activity in Fund shares. As the level or direction of transactions in Fund shares varies, portfolio managers must manage cash and make purchase and sale decisions in response to Fund share transactions. To the extent a Fund has foreign currency exposure, the effect of these fluctuations can be multiplied.

Turnover for all Funds was impacted by changes in purchase and redemption activity between fiscal 2006 to fiscal 2007. The higher portfolio turnover rate for the Large-Cap Growth Fund in fiscal 2007 reflects the investment decisions of a new management team which began managing the Fund in June 2007. The Technology Fund’s turnover rate was higher in 2006 due to repositioning of the Fund based on valuation targets.

	Portfolio Turnover Rate Fiscal Year Ended June 30, 2006	Portfolio Turnover Rate Fiscal Year Ended June 30, 2007
Asset Allocation Fund - Balanced	55%	52%
Bond Fund	68%	55%
Energy Fund	25%	26%
Healthcare Fund	47%	30%
Index 500 Fund	6%	3%
Intermediate Bond Fund	52%	53%
International Bond Fund	14%	24%
International Equity Fund	43%	51%
Internet Fund	82%	62%
Large-Cap Growth Fund	60%	90%
Large-Cap Value Fund	48%	47%
Micro-Cap Equity Fund	26%	23%
Mid-Cap Core Growth Fund	60%	46%
Real Estate Equity Investment Fund	26%	26%
Small-Cap Value Fund	36%	29%
Small-Mid Cap Fund	81%	75%
Tax-Free Short & Intermediate Bond Fund	9%	2%

	Portfolio Turnover Rate Fiscal Year Ended June 30, 2006	Portfolio Turnover Rate Fiscal Year Ended June 30, 2007
Technology Fund	135%	115%

Effective February 14, 2006, the S&P® MidCap Index Equity Fund and S&P® SmallCap Index Equity Fund changed their fiscal and tax year ends from December 31 to June 30. The table below shows information on these Funds’ portfolio turnover rate for the six-month period ended June 30, 2006 and the twelve-month period ended June 30, 2007. The difference in turnover rates is due to the different length of the time periods.

	Portfolio Turnover Rate Period Ended June 30, 2006	Portfolio Turnover Rate Period Ended June 30, 2007
S&P® MidCap Index Equity Fund	5%	11%
S&P® SmallCap Index Equity Fund	8%	14%

ADDITIONAL PURCHASE, REDEMPTION, EXCHANGE AND

CONVERSION INFORMATION

Purchases. As described in the Prospectuses (including the Shareholder Guide), shares of each of the Funds may be purchased in a number of different ways. Such alternative sales arrangements permit an investor to choose the method of purchasing shares that is most beneficial depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. An investor may place orders directly through the Transfer Agent or the Distributor or through arrangements with his/her authorized broker, financial advisor or other intermediary. The Funds have authorized one or more financial service institutions to receive on their behalf purchase orders. Certain of these financial services institutions are authorized to designate plan administrator intermediaries to receive purchase orders on behalf of the Funds. To the extent permitted by law, the Funds will be deemed to have received a purchase order when an authorized financial services institution or, if applicable, the financial services institution’s authorized designee, receives the order. Orders will be priced at the applicable Fund’s Net Asset Value next computed after they are received by an authorized financial services institution or its authorized designee.

The term “immediate family member” means any investor’s grandparent, spouse of a grandparent, parent, spouse of a parent, child, spouse of a child, spouse, brother or sister, or any of the foregoing relatives of the investor’s spouse (i.e., in-laws), and includes step and adoptive relationships.

In-Kind Purchases. Payment for shares of a Fund (other than the Real Estate Equity Investment Fund) may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for such Fund as described in the Prospectus. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable by a listing on a nationally recognized securities exchange; and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receives satisfactory assurance that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other tax matters relating to the securities. Call the Funds at (800) 438-5789 for more information.

Dealer Reallowances. At the time of purchase, the Distributor will generally pay a commission (as a percentage of the offer price) to the broker of record as follows:

•	Class A Shares of the Equity Funds (except Index 500 Fund)

Amount of Purchase	Commission
Less than $25,000	5.00%
$25,000 up to $50,000	4.75%
$50,000 up to $100,000	4.00%
$100,000 up to $250,000	3.25%
$250,000 up to $500,000	2.25%
$500,000 up to $1 million	1.25%
$1 million or more	See below *

*	For investments of $1 million or more, the Distributor will generally pay a finder’s fee to brokers and other entities (as permitted by applicable law) who initiate and are responsible for such purchases as follows: 1.00% on investments between $1 million and $2 million; 0.50% on investments between $2 million and $5 million; and 0.25% on investments above $5 million.

•	Class A Shares of the Index 500 Fund

Amount of Purchase	Commission
Less than $100,000	2.25%
$100,000 up to $250,000	1.75%
$250,000 up to $500,000	1.25%
$500,000 up to $1 million	0.75%
$1 million or more	None

•	Class A Shares of the Bond Funds, International Bond Fund and Tax-Free Bond Fund

Amount of Purchase	Commission
Less than $100,000	3.75%
$100,000 up to $250,000	2.75%
$250,000 up to $500,000	1.75%
$500,000 up to $1 million	1.00%
$1 million or more	See below **

**	For investments of $1 million or more, the Distributor will generally pay a finder’s fee to brokers and other entities (as permitted by applicable law) who initiate and are responsible for such purchases as follows: 1.00% on investments between $1 million and $2 million; 0.50% on investments between $2 million and $5 million; and 0.25% on investments above $5 million.

•	Class B Shares of the Funds (except Index 500 Fund): 4.00%

•	Class B Shares of the Index 500 Fund: 2.00%

•	Class C Shares of the Funds: 1.00%

Finder’s Fees. For investments in Class A shares (except Index 500 Fund or any of the Money Market Funds) of $1 million or more, the Distributor will generally pay a finder’s fee to brokers and other entities (as permitted by applicable law) who initiate and are responsible for such purchases as follows: 1.00% on investments between $1 million and $2 million; 0.50% on investments between $2 million and $5 million; and 0.25% on investments above $5 million. Except with respect to employer-sponsored plans and other employer-sponsored group accounts that are eligible to purchase Class A shares without paying a sales charge, for purposes of calculating applicable finder’s fees, if any, all new investments into a particular account for which a broker or other entity is responsible are added together.

In the case of employer-sponsored plans and other employer-sponsored group accounts that are not subject to any sales charges on Class A shares, investments into a particular account for which a broker or other entity is responsible are generally not added together for purposes of calculating applicable finder’s fees. The Distributor may, however, subject to approval by an appropriate officer of the Funds, pay a finder’s fee based on the aggregate new investments made in an account over a period of six months or less.

Group Account Sales Charge Waivers for Class A Shares. The Funds may waive the initial sales charge on purchases of Class A shares by group accounts (i) of retirement plans that are qualified under Section 401(a), Section 403(b) or Section 457 of the Internal Revenue Code and (a) that invest $1,000,000 or more in Class A shares offered by The Munder Funds or (b) that have at least 75 eligible plan participants; (ii) for which certain types of shareholder services are provided to underlying shareholders in the group account pursuant to a written agreement with the Funds; (iii) that are administered by BISYS Retirement Services for employees participating in an employer-sponsored or administered retirement program under Section 408A of the Internal Revenue Code; or (iv) administered by Merrill Lynch Group Employee Services (“Merrill Lynch”) if (a) the plan’s recordkeeper on a daily valuation basis is Merrill Lynch and, on the date the plan sponsors signs the Merrill Lynch Recordkeeping Service Agreement, the plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. (MLAM) that are made available pursuant to a Services Agreement between Merrill Lynch and the Funds’ distributor and in funds advised or managed by MLAM (collectively “Applicable Investments”), (b) the plan’s recordkeeper on a daily valuation basis is an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or (c) the plan has 5000 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement. In addition, we will waive the CDSC of 1% charged on certain redemptions within one year of purchase for such accounts.

For purposes of the foregoing section, the term “group account” includes (i) an account established for a qualified or non-qualified employee benefit plan or for any other type of employer-sponsored plan or account that represents the collective interests of multiple employees, (ii) an account established by a wrap-fee program sponsor that represents the collective investments of all program participants, and (iii) other similar accounts that represent the collective investments of multiple underlying shareholders. Notwithstanding the foregoing, the term “group account” does not include superomnibus accounts (but may include group accounts within the superomnibus account) established by broker-dealers or other financial intermediaries that represent the collective investments of all or substantially all their clients.

CMS Energy Sales Charge Waiver for Class A Shares. The Funds may waive the initial sales charge on purchases of Class A shares for employees of CMS Energy. The sales charge will only be waived if the CMS employee is participating in a Munder prototype Roth IRA plan by way of payroll deduction from CMS.

Investment Minimums. All initial Fund purchases are subject to the per Fund investment minimums stated in the Prospectuses. If an investment in Class A, Class B or Class C shares of a Fund falls below the applicable minimum, a $6 quarterly fee, to be paid by liquidating shares, may be charged to that account. If a contingent deferred sales charge (“CSDC”) applies on the shares liquidated to pay this fee, it will be included in the $6 charge; that is, only $6 worth of shares in your account will be redeemed during any quarter.

Retirement Plans. Shares of each of the Funds may be purchased in connection with various types of tax deferred retirement plans, including traditional and Roth individual retirement accounts (“IRAs”), SIMPLE IRAs, SEPs, SAR SEPs, qualified plans, non-qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans), simplified employee pension IRAs, Education Savings Accounts (“ESAs”), top-hat plans, and similar types of tax deferred retirement plans. An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan. A $15.00 annual custodial fee is charged to all IRA, 403(b) and ESA accounts. This fee must be paid in December of each year and may be paid by check or by liquidating shares from the account. Any applicable CDSC will be waived on shares liquidated to pay to the fee.

Redemptions. The redemption price for Fund shares is the net asset value next determined after receipt of the redemption request in proper form. The redemption proceeds will be reduced by the amount of any applicable CDSC and/or short-term trading fee.

Redemption proceeds are normally paid in cash; however, a Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the particular Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. A Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

The Funds have authorized one or more financial service institutions to receive redemption orders on the Funds’ behalf. Certain of these financial services institutions are authorized to designate plan administrator intermediaries to receive redemption orders on behalf of the Funds. To the extent permitted by law, the Funds will be deemed to have received a redemption order when an authorized financial services institution or, if applicable, the financial services institution’s authorized designee, receives the order. Orders will be priced at the applicable Fund’s Net Asset Value next computed after they are received by an authorized financial services institution or its authorized designee.

Contingent Deferred Sales Charges. For Class A shares that were purchased without paying a sales charge as part of a $1 million investment, a CDSC will apply to redemptions made within one year of purchase if a sales commission was paid by the Funds at the time of the initial investment. Subject to any applicable waivers, a CDSC will also apply to redemptions of Class B shares within six years of purchase and to redemptions of Class C shares within one year of purchase.

In each case, the CDSC is based on the original net asset value at the time of investment or the net asset value at the time of redemption, whichever is lower. The Prospectuses describe the applicable CDSC schedules.

The holding period for Class A, Class B or Class C shares of a Fund acquired through an exchange will be calculated from the date that the initial purchase of Class A, Class B or Class C shares, as applicable, was made. For Class C shares of a Fund acquired through an exchange of Class II shares (which are no longer offered by the Funds) or for Class II shares that were converted and/or reclassified as Class C shares on October 31, 2003, the applicable holding period will be calculated from the date of the initial purchase of Class II shares. For Class A shares of a Fund acquired through an exchange, the applicable CDSC amount will be based on the CDSC that applied to the Fund initially purchased and the holding period will be calculated from the date of such initial purchase.

Contingent Deferred Sales Charge Waivers for Class B Shares. In addition to the waivers described in the applicable Prospectus and Shareholder Guide, a Fund will waive the CDSC payable upon redemptions of Class B shares by plans administered by Merrill Lynch that would be eligible for the Class A shares sale charge waivers described above.

Short-Term Trading Fees. If you redeem or exchange Class A, Class B, Class C, Class K, Class R, Class Y or Class I shares of the Equity Funds, the Asset Allocation Fund—Balanced or the International Bond Fund within 30 days of purchase, you may be subject to a 2% short-term trading fee upon redemption or exchange based on net assets at the time of redemption or exchange. For purposes of calculating the redemption fee, shares purchased through the reinvestment of dividend or capital gains distributions paid by a Fund will be treated as redeemed first. Thereafter, shares will be redeemed on a first-in, first-out basis. If a CDSC also applies upon redemption or exchange, it will be assessed in addition to the 2% fee. For instance, if you redeem Class C shares within 30 days of purchase, you will be charged a total of 3% upon redemption; that is, a 1% CDSC, plus a 2% short-term trading fee.

The ability to assess a short-term trading fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems functionality applicable to these types of accounts. As a result, exemptions from the short-term trading fee may apply to these types of accounts. The Funds encourage all brokers, retirement plan administrators and fee-based program sponsors to develop the systems functionality necessary to support the assessment of short-term trading fees and to implement such systems when available.

Involuntary Redemptions. A Fund may involuntarily redeem any account if its value falls below the applicable minimum initial investment for the account, or $2,500, whichever is lower. A notice of redemption, sent by first-class mail to the investor’s address of record, will fix a date not less than 30 days after the mailing date, and shares will be redeemed at the close of business on that date unless sufficient additional shares are purchased to bring the aggregate account value up to the required level. A Fund may also redeem an account involuntarily if it otherwise appears appropriate to do so in light of the Fund’s responsibilities under the 1940 Act or in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers, other tax-related certifications, or if the Fund is unable to verify the account holder’s identity. In each case, shares will be redeemed at the net asset value next calculated after the account is closed. Any applicable contingent deferred sales charge may be applied if a Fund redeems an account. In addition, an investor will not be entitled to recoup from the Funds any sales charges paid in connection with the purchase of Fund shares. A check for the redemption proceeds payable to the investor will be mailed to the investor at the address of record.

Conversion of Class B Shares to Class A Shares. Class B shares of a Fund purchased after June 16, 2003 will automatically convert to Class A shares of the Fund on the first business day of the month following the eighth anniversary of the issuance of such Class B shares.

If you acquired Class B shares of a Fund before June 16, 2003, but after November 8, 2000, or by exchanging shares of another Munder Fund that you purchased before June 16, 2003, but after November 8, 2000, those shares will automatically convert to Class A shares on the first business day of the month in which the eighth anniversary of the original purchase occurs. If you acquired Class B shares of a Fund before November 8, 2000 or by exchanging shares of another Munder Fund that you purchased before November 8, 2000, those shares will automatically convert to Class A shares on the first business day of the month in which the sixth anniversary of the original purchase occurs. All Class B share conversions will be effected at the relative net asset values per share of the two classes.

Telephone Exchanges. The Funds reserve the right at any time to suspend or terminate the telephone exchange privilege or to impose a fee for this service. During periods of unusual economic or market changes, shareholders may experience difficulties or delays in effecting telephone exchanges. Neither the Funds nor the Transfer Agent will be responsible for any loss, damages, expense or cost arising out of any telephone exchanges effected upon instructions believed by them to be genuine. The Transfer Agent has instituted procedures that it believes are reasonably designed to insure that exchange instructions communicated by telephone are genuine. The procedures currently include a recorded verification of the shareholder’s name, account number and other identifying information, followed by the mailing of a statement confirming the transaction, which is sent to the address of record.

Exchanges from the Internet Fund. When Class A shares of the Internet Fund that were issued without the imposition of a sales load in connection with the reorganization of the Amerindo Technology Fund with and into the Munder Internet Fund are exchanged for Class A shares of another Munder Fund, you must pay any applicable sales charge at the time of the exchange unless you otherwise qualify for a waiver of the sales charge.

Other Purchase and Redemption Information. Each of the Funds reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed other than for customary weekend and holiday closings; (c) the SEC has by order permitted such suspension or postponement for the protection of the shareholders or (d) an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable. Upon the occurrence of any of the foregoing conditions, each of the Funds may also suspend or postpone the recording of the transfer of its shares.

In addition, each of the Funds may compel the redemption of, reject any order for, or refuse to give effect on the Fund’s books to the transfer of, its shares where the relevant investor or investors have not furnished the Fund with valid, certified taxpayer identification numbers and such other tax-related certifications as the Fund may request. Each of the Funds may also redeem shares involuntarily if it otherwise appears appropriate to do so in light of the Fund’s responsibilities under the 1940 Act or in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers and other tax-related certifications.

Brokers or other financial intermediaries may charge their customers a processing or service fee in connection with the purchase or redemption of the Funds’ shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual broker or other financial intermediary. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in each Fund’s Prospectus and this SAI. An investor’s broker or other financial intermediary will provide the investor with specific information about any processing or service fees they will be charged.

NET ASSET VALUE

Money Market Funds. In seeking to maintain a stable net asset value of $1.00 per share with respect to the Money Market Funds, portfolio securities are valued according to the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline.

As indicated, the amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Fund would receive if the security were sold prior to maturity. The Board has established procedures reasonably designed, taking into account current market conditions and the Funds’ investment objectives, for the purpose of maintaining a stable net asset value of $1.00 per share for each Money Market Fund for purposes of sales and redemptions. These procedures include a review by the Board, at such intervals as they deem appropriate, of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Fund, the Board will promptly consider whether any action should be initiated and, if so, what action. If the Board believes that the extent of any deviation from a Money Market Fund’s $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it will take such steps as it considers appropriate to eliminate or reduce any such dilution or unfair results to the extent reasonably practicable. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, shortening the average portfolio maturity, reducing the number of outstanding shares without monetary consideration, and utilizing a net asset value per share as determined by using available market quotations.

Pursuant to Rule 2a-7 under the 1940 Act, each of the Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share, provided that such Funds will not purchase any security with a remaining maturity (within the meaning of Rule 2a-7 under the 1940 Act) greater than 397 days (securities subject to repurchase agreements, variable and floating rate securities, and certain other securities may bear longer maturities), nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. In addition, the Funds may acquire only U.S. dollar-denominated obligations that present minimal credit risks and that are “First Tier Securities” at the time of investment. First Tier Securities are those that are rated in the highest rating category by at least two NRSROs or by one if it is the only NRSRO rating such obligation or, if unrated, determined to be of comparable quality. A security is deemed to be rated if the issuer has any security outstanding of comparable priority and such security has received a short-term rating by an NRSRO. The Advisor will determine that an obligation presents minimal credit risks or that unrated investments are of comparable quality, in accordance with guidelines established by the Board. There can be no assurance that a constant net asset value will be maintained for each Money Market Fund.

All Funds. Equity securities, except for securities traded in the Nasdaq National Market or the Nasdaq SmallCap Market, are valued at the last sale price. If there are no sales of such securities on the date of valuation but closing bid and asked prices for such day are available, then such securities may be valued, subject to the approval by the Advisor’s Pricing Committee (the “Pricing Committee”), at the mean between the most recently quoted bid and asked prices. Equity securities traded in the Nasdaq National Market or the Nasdaq SmallCap Market are valued at the Nasdaq Official Closing Price (“NOCP”), unless the NOCP is not available, in which case the value will be the Consolidated Closing Price (“CCP”) reported by Nasdaq. The NOCP will be calculated at 4:00:02 p.m. (Eastern Time) on each business day as follows: (i) if the last traded price of a listed security reported by a Nasdaq member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, then the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at evaluated bid prices.

In the event a price for a security is not available through the means described above, the security may be valued using pricing services or broker-dealer quotations. Each of the Funds may employ pricing services selected by the Advisor, and approved by the Board, which may use generally accepted pricing methodologies. This may result in the securities being valued at a price different from the price that would have been determined had the pricing service not been used. If a pricing service cannot provide a valuation for the security, the security may be valued by using quotations from a broker-dealer selected by the Advisor.

Where no last sales price is available for a Depositary Receipt (defined to include an ADR, ADS, GDR, EDR or NYR) on the exchange or market where it is principally traded, the Depositary Receipt will be valued at the closing sales price of its underlying security on the security’s principal foreign exchange, multiplied by the relevant exchange rate and the conversion rate of the Depositary Receipt to one share of its underlying security. If a Depositary Receipt cannot be valued pursuant to the preceding sentence, then the Depositary Receipt will be valued, subject to the approval of the Pricing Committee, at the mean between the most recently quoted bid and asked prices of its underlying security on the valuation date, multiplied by the relevant exchange rate and the conversion rate of the Depositary Receipt to one share of its underlying security. If a Depositary Receipt cannot be valued pursuant to the preceding sentence, then the Depositary Receipt will be valued, subject to the approval of the Pricing Committee, as of the business day prior to the valuation date using the methods described above.

Securities which are principally traded outside of the U.S. are valued at the closing price or last quoted sales price on the security’s principal exchange, except for less actively-traded securities trading on the London Stock Exchange, generally referred to as “Non-SETS.” These securities are valued at the mid-price between the bid and ask prices. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. (Eastern Time).

With respect to the International Equity Fund, the International Fund-Core Equity and the International Small-Mid Cap Fund, the Board has adopted special procedures for valuing securities held by a Fund that are traded principally on an overseas market or exchange (“Foreign Security”). On each day on which the net asset value of the Fund is calculated, if the change in the value of the U.S. equity markets (as represented by the S&P 500® Index or another appropriate benchmark) exceeds a specific threshold, each Foreign Security held by the Fund will be fair valued by using a value determined by an independent pricing agent (based upon changes in the values of certain markets, indices and/or securities) rather than using the last closing price of such Foreign Security on its principal overseas market or exchange. Each of the fair value determinations made by the independent pricing agent is subject to adjustment by the Pricing Committee. The specific threshold for fair valuing Foreign Securities may be revised, from time to time, by the Board as it deems appropriate and necessary. In addition, the Pricing Committee will regularly monitor and review the valuations provided by the pricing agent and will periodically report to the Board on the pricing agent’s performance.

In certain instances, a Fund whose investment objective is to track the performance of an index (i.e., an “Index Fund”) may be unable to obtain a current market value for a security held by the Index Fund by (i) using readily available market quotations, (ii) using pricing services, or (iii) obtaining broker-dealer quotations. In such circumstances, the security may be valued using the last reported market quotation, if using such market quotation will not materially affect the Index Fund’s net asset value.

All cash, receivables and current payables are carried on each Fund’s books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board.

If reliable current market values are not readily available for a security, such security will be valued at fair value by the Pricing Committee. Current market values may be considered to be not readily available for a security when transactions in the security are infrequent, the validity of quotations appears questionable, there is a thin market, the size of reported trades is not considered representative of a company’s holdings (as in the case of certain debt securities), or trading for a security is restricted or halted. In addition, a foreign security will be valued by the Pricing Committee if an event has occurred after the relevant foreign market has closed, but prior to the calculation of the relevant Fund’s net asset value that is likely to materially affect the value of such security (i.e., a “significant event”). Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters, and armed conflicts.

The Pricing Committee, which is made up of the Advisor’s officers and employees as designated from time to time by management of the Advisor, values such securities using pricing procedures that have been approved by the Board in order to determine the security’s fair value. The procedures require the Pricing Committee to meet when a security’s market price is not readily available. In order to guard against any conflict of interest with respect to pricing determinations, members of an affected Fund’s portfolio management team will not serve on the Pricing Committee in a voting capacity with respect to any pricing determination for that Fund. Under the terms of the Sub-Advisory Agreement, World will assist the Advisor in determining the fair value of portfolio securities for the Index Funds. The Pricing Committee provides a forum for considering time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values and other events that may have a potentially material impact on security values. The Pricing Committee will review all the valuation methodologies used by it and will take any actions necessary to ensure that appropriate procedures and internal controls are in place to address valuation issues. Generally, two voting members of the Pricing Committee are required to approve a valuation determination or procedural change. However, due to the unexpected nature of many day-to-day pricing matters and the limited amount of time available to make a pricing determination, a single member of the Pricing Committee may act on behalf of the full Committee when the other members are not readily available to participate in the determination before the applicable deadline. Minutes of all Pricing Committee meetings are reviewed by the Advisor and provided to the Board at its next regularly scheduled Board meeting. The Pricing Committee, in its discretion, may request the Board’s input on any particular issue.

PERFORMANCE INFORMATION

From time to time, quotations of a Fund’s performance may be included in advertisements, sales literature, or reports to shareholders or prospective investors. These performance figures are calculated in the following manner:

Yield of the Money Market Funds. The Money Market Funds’ current and effective yields are computed using standardized methods required by the SEC. The annualized yield is computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and any additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

In addition, a standardized “tax-equivalent yield” may be quoted for the Tax-Free Money Market Fund, which is computed by: (a) dividing the portion of the Fund’s yield (as calculated above) that is exempt from Federal income tax by 1 minus a stated Federal income tax rate; and (b) adding the figure resulting from (a) above to that portion, if any, of the yield that is not exempt from Federal income tax. The fees which may be imposed by institutions on their customers are not reflected in the calculations of yields for the Funds.

Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of each Fund will fluctuate, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each Fund’s investment policies including the types of investments made, lengths of maturities of the portfolio securities, and whether there are any special account charges which may reduce the effective yield.

Performance of the Non-Money Market Funds-Yield. The standard 30-day yield for each of the Bond Funds, the Tax-Free Bond Fund and the International Bond Fund is calculated in accordance with the method prescribed by the SEC for mutual funds:

YIELD = 2	[( a-b + 1)[6] - 1]
cd

Where:

a =dividends and interest earned by a Fund during the period;

b =expenses accrued for the period (net of reimbursements and waivers);

c =average daily number of shares outstanding during the period entitled to receive dividends;

d =maximum offering price per share on the last day of the period.

For the purpose of determining interest earned on debt obligations purchased by a Fund at a discount or premium (variable “a” in the formula), each Fund computes the yield to maturity of such instrument based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. The maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. For the purpose of computing yield on equity securities held by a Fund, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security for each day that the security is held by the Fund.

Interest earned on tax-exempt obligations that are issued without original issue discount and that have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have the discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

With respect to mortgage- or other receivables-backed debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable “b” in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund’s mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable “d” in the formula). A Fund’s maximum offering price per share for purposes of the formula includes the maximum sales charge imposed — currently 5.50% of the per share offering price for Class A Shares of the Equity Funds (with the exception of the Index 500 Fund, currently 2.50% of the per share offering price for Class A) and the Asset Allocation Fund - Balanced and 4.00% of the per share offering price for Class A Shares of the Bond Funds, International Bond Fund and Tax-Free Bond Fund.

Average Annual Total Returns. “Average annual total return” figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1+T)n=ERV

Where:

P	=	a hypothetical initial payment of $1,000.
T	=	average annual total return.
n	=	number of years.

ERV	=	ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, assuming reinvestment of all dividends and distributions.

Average Annual Total Return After Taxes on Distributions. “Average annual total return after taxes on distributions” figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1+T)n=ATVD

Where:

P	=	a hypothetical initial payment of $1,000.
T	=	average annual total return (after taxes on distributions).
n	=	number of years.
ATVD	=	ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods after taxes on fund distributions but not after taxes on redemption.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Return After Taxes on Distributions and Redemptions. “Average annual total return after taxes on distributions and redemptions” figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1+T)n=ATVDR

Where:

P	=	a hypothetical initial payment of $1,000.
T	=	average annual total return (after taxes on distributions and redemptions).
n	=	number of years.
ATVDR	=	ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, after taxes on fund distributions and redemption.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Non-Standardized Performance - Aggregate Total Return. Each Fund that advertises its “aggregate total return” computes such return by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

ERV-1
Aggregate Total Return =	P

The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable “ERV” in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period. The Funds’ average annual total return and load adjusted aggregate total return quotations for Class A shares will reflect the deduction of the maximum sales charge charged in connection with the purchase of such shares – currently 5.50% of the per share offering price for Class A shares of the Equity Funds (with the exception of the Index 500 Fund, currently 2.50% of the per share offering price for Class A) and the Asset Allocation Fund - Balanced and 4.00% of the per share offering price for Class A shares of the Bond Funds, International Bond Fund and Tax-Free Bond Fund; and the Funds’ load adjusted average annual total return and load adjusted aggregate total return quotations for Class B shares will reflect any applicable CDSC; provided that the Funds may also advertise total return data without reflecting any applicable CDSC sales charge imposed on the purchase of Class A shares or Class B shares in accordance with the views of the SEC. Quotations that do not reflect the sales charge will, of course, be higher than quotations which do.

All Funds. The performance of a Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of a Fund for any period in the future. The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

From time to time, in advertisements or in reports to shareholders, a Fund’s yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives or compared to stock or other relevant indices. In addition, the tax-equivalent yield (and hypothetical examples illustrating the effect of tax-equivalent yields) of a Fund may be quoted in advertisements or reports to shareholders. Hypothetical examples showing the difference between a taxable and a tax-free investment may also be provided to shareholders.

TAXES

The following summarizes certain additional Federal and state income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds’ Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the applicable Prospectus is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Internal Revenue Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the Federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

General. Each Fund intends to elect and qualify annually to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, each Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to its shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (“Distribution Requirement”) and satisfies certain other requirements of the Internal Revenue Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, net income from certain publicly traded partnerships, or from other income derived with respect to its business of investing in such stock, securities, or currencies (“Income Requirement”).

In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of each Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which are engaged in the same or similar trade or business, or in certain publicly traded partnerships.

Distributions of net investment income received by a Fund from investments in debt securities and any net realized short-term capital gains distributed by a Fund will generally be taxable to shareholders as ordinary income (other than interest on tax-exempt municipal obligations held by the Tax-Free Bond Fund and Tax-Free Money Market Fund) regardless of whether the distribution is paid in cash or reinvested in shares and will not be eligible for the dividends-received deduction for corporations.

Each Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss (“net capital gain”) for each taxable year. Such gain is designated and distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time a shareholder has held his or her Fund shares and regardless of whether the distribution is paid in cash or reinvested in shares. Each of the Funds expects that capital gain dividends will be taxable to shareholders as long-term gain. Capital gain dividends are not eligible for the dividends-received deduction for corporations. Due to the investment strategies of the Money Market Funds, the Funds will not typically derive net long-term capital gains and if certain other conditions are satisfied.

In the case of corporate shareholders, distributions of a Fund for any taxable year generally qualify for the dividends-received deduction to the extent of the gross amount of “qualifying dividends” received by such Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a “qualifying dividend” if it has been received from a domestic corporation.

Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from the Funds investing primarily in bonds and other debt instruments will not generally qualify for the lower rates. Further, because many companies in which Funds invest do not pay significant dividends on their stock, certain Funds may not generally derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends. The rate reductions for long-term capital gains and qualified dividend income are currently scheduled to expire after 2010 in the absence of further Congressional action.

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of the Fund’s current and accumulated earnings and profits.

Shareholders will be advised annually as to the Federal income tax consequences of distributions made by each of the Funds each year.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Internal Revenue Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed or taxed to the Fund during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in each such month and a payment date during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are made. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

Each of the Funds will be required in certain cases to withhold and remit to the United States Treasury at the current rate of 28% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify that he or she is not subject to backup withholding or that he or she is an “exempt recipient.”

Disposition of Shares. Upon the redemption, sale or exchange of shares of a Fund, a shareholder generally may realize a capital gain or loss depending upon his or her basis in the shares. Assuming the applicable Money Market Fund continuously maintains a net asset value of $1.00 per share of such Fund, a shareholder of such a Fund will not recognize gain or loss upon a sale or exchange of such shares. Any such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and will be long-term or short-term, generally, depending upon the shareholder’s holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares and treated as long-term capital gains. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of a Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less.

In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the shares of a Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires the shares of the same or another fund and the otherwise applicable sales charge is reduced under a “reinvestment right” received upon the initial purchase of regulated investment company shares. The term “reinvestment right” means any right to acquire shares of one or more funds without the payment of a sales charge or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of Fund shares.

Although each Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

Tax-Free Bond Fund and Tax-Free Money Market Fund. The Tax-Free Bond Fund, and Tax-Free Money Market Fund are designed to provide investors with current tax-exempt interest income. Shares of the Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Internal Revenue Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would it not gain any additional benefit from the Funds’ dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary. In addition, the Funds may not be an appropriate investment for entities which are “substantial users” of facilities financed by private activity bonds or “related persons” thereof. “Substantial user” is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. “Related persons” generally include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

In order for the Funds to pay exempt-interest dividends with respect to any taxable year, at the close of each quarter of each Fund’s taxable year at least 50% of the value of the Fund’s assets must consist of tax-exempt municipal obligations. Exempt-interest dividends distributed to shareholders are not included in the shareholder’s gross income for regular Federal income tax purposes. However, all shareholders required to file a Federal income tax return are required to report the receipt of exempt-interest dividends and other tax-exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular Federal income tax, they may be subject to alternative minimum tax in two circumstances. First, exempt-interest dividends derived from certain “private activity” bonds issued after August 7, 1986 will generally constitute an item of tax preference for both corporate and non-corporate taxpayers. Second, exempt-interest dividends derived from all bonds, regardless of the date of issue, must be taken into account by corporate taxpayers in determining the amount of certain adjustments for alternative minimum tax purposes. Receipt of exempt-interest dividends may result in collateral Federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisers as to such consequences.

The percentage of total dividends paid by the Fund with respect to any taxable year which qualifies as Federal exempt-interest dividends will be the same for all shareholders receiving dividends during such year. If a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such dividends.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Funds generally is not deductible for Federal income tax purposes if the Funds distribute exempt-interest dividends during the shareholder’s taxable year.

Investors may be subject to state and local taxes on income derived from an investment in a Fund. In certain states, income derived from a Fund which is attributable to interest on obligations of that state or any municipality or political subdivision thereof may be exempt from taxation.

Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. Persons who may be “substantial users” (or “related persons” of substantial users) of facilities financed by industrial development bonds should consult their tax advisers before investing in a Fund.

Michigan Tax Considerations - Tax-Free Bond Fund. Dividends paid by the Tax-Free Bond Fund that are derived from interest attributable to municipal obligations issued by the state of Michigan or its political subdivisions (“Michigan Municipal Obligations”) will be exempt from Michigan income tax and the Michigan Single Business Tax. Conversely, to the extent that the Fund’s dividends are derived from interest on obligations other than Michigan Municipal Obligations, such dividends will be subject to Michigan income tax and the Michigan Single Business Tax, even though the dividends may be exempt for Federal income tax purposes.

In particular, gross interest income and dividends derived from obligations or securities of the State of Michigan and its political subdivisions, exempt from Federal income tax, are exempt from Michigan income tax under Act No. 281, Public Acts of Michigan, 1967, as amended, and are exempt from Michigan Single Business Tax under Act No. 228, Public Acts of Michigan, 1975, as amended. The Michigan income tax act levies a flat-rate income tax on individuals, estates, and trusts. The Single Business Tax Act levies a tax upon the “adjusted tax base” of most individuals, corporations, financial organizations, partnerships, joint ventures, estates, and trusts with “business activity” in Michigan.

The transfer of obligations or securities of the State of Michigan and its political subdivisions by the Fund, as well as the transfer of Fund shares by a shareholder, is subject to Michigan estate taxes and taxes measured by gain on the sale, payment, or other disposition thereof.

International Equity Fund, International Fund — Core Equity, International Small-Mid Cap Fund and International Bond Fund. Income received by the International Equity Fund International Fund — Core Equity, International Small-Mid Cap Fund and the International Bond Fund (or any other Fund that invests in foreign securities) from sources within foreign countries may be subject to withholding and other foreign taxes. The payment of such taxes will reduce the amount of dividends and distributions paid to the Funds’ shareholders. So long as a Fund qualifies as a regulated investment company, certain distribution requirements are satisfied, and more than 50% of the value of the Fund’s assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect, subject to limitation, to pass through its foreign tax credits to its shareholders. The Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If a Fund were to make an election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders and the shareholders would generally be entitled to credit their portions of this amount against their U.S. tax due, if any, or to deduct such portions from their U.S. taxable income, if any. Shortly after any year for which it makes such an election, a Fund will report to its shareholders, in writing, the amount per share of such foreign tax that must be included in each shareholder’s gross income and the amount which will be available for deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes may also not be deducted by individuals for purposes of computing any alternative minimum tax.

Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to certain other limitations, including the restriction that the credit may not exceed the shareholder’s United States tax (determined without regard to the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by the Fund from its foreign source income will be treated as foreign source income. The Fund’s gains and losses from the sale of securities will generally be treated as derived from United States sources and certain foreign currency gains and losses likewise will be treated as derived from United States sources. The limitation on the foreign tax credit is applied separately to foreign source “passive income”, such as the portion of dividends received from the Fund which qualifies as foreign source income. In addition, both the Fund and a shareholder must satisfy minimum holding period requirements with respect to foreign taxes on dividends. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by the Fund.

Taxation of Certain Financial Instruments. Special rules govern the Federal income tax treatment of financial instruments that may be held by some of the Funds. These rules may have a particular impact on the amount of income or gain that the Funds must distribute to their respective shareholders to comply with the Distribution Requirement, on the income or gain qualifying under the Income Requirement, all described above.

Original Issue Discount. The Funds may purchase debt securities with original issue discount. Original issue discount represents the difference between the original price of the debt instrument and the stated redemption price at maturity. Original issue discount is required to be accreted on a daily basis and is considered interest income for tax purposes and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

Market Discount. The Funds may purchase debt securities at a discount in excess of the original issue discount to the stated redemption price maturity (for debt securities without original issue discount), and this discount is called market discount. If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by a Fund in each taxable year in which such Fund owns an interest in such debt security and receives a principal payment on it. In particular, a Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been included in income. In general the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period.

Hedging Transactions. The taxation of equity options and over-the-counter options on debt securities is governed by Internal Revenue Code Section 1234. Pursuant to Internal Revenue Code Section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Any regulated futures and foreign currency contracts and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest may be “Section 1256 contracts.” Gains or losses on Section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are “marked to market” (that is, treated as sold at fair market value), with the result that unrealized gains or losses are treated as though they were realized.

Generally, hedging transactions, if any, undertaken by a Fund may result in “straddles” for U.S. Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

Each of the Funds may make one or more of the elections available under the Internal Revenue Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, and may defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be more than or less than the distributions of a fund that did not engage in such hedging transactions.

Under the recently enacted tax law, certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a “qualifying dividend,” to instead be taxed at the rate of tax applicable to ordinary income.

The diversification requirements applicable to a Fund’s assets may limit the extent to which the Fund will be able to engage in transactions in options, futures or forward contracts.

Constructive Sales. IRS rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Internal Revenue Code.

Currency Fluctuations - “Section 988” Gains or Losses. Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures, and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Internal Revenue Code as “Section 988” gains or losses, may increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Passive Foreign Investment Companies. Certain Funds may invest in shares of foreign corporations that may be classified under the Internal Revenue Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute passive assets, or 75% or more of its gross income is passive income. If a Fund receives a so-called “excess distribution” with respect to PFIC shares, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. Each Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions.

Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

Each of the Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund’s PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of Fund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject each Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock. Note that distributions from a PFIC are not eligible for the reduced rate of tax on “qualifying dividends.”

State, Local and Foreign Taxes. Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. government obligations are exempt from taxation.

Foreign Shareholders. The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. The foregoing discussion relates only to U.S. Federal income tax law and certain state taxes as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of a Fund, including the likelihood that distributions to them would be subject to withholding of U.S. Federal income tax at a rate of 30% (or at a lower rate under a tax treaty). Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders.

Under recently enacted legislation, a Fund may be able to designate certain distributions as being derived from net interest income or net short-term capital gains and such designated distributions would generally not be subject to U.S. tax withholding. The provision is currently scheduled to expire (in the absence of further congressional action) with respect to taxable years of a Fund beginning after December 31, 2004. It should also be noted that the provision does not eliminate all withholding on distributions by a registered investment company to foreign investors. Distributions that are derived from dividends on corporate stock or from ordinary income other than interest would still be subject to withholding. As an example, foreign currency gains and ordinary income from swaps or investments in PFICs would still be subject to withholding when distributed to foreign investors. Further, a Fund may elect to not make any designations of any net interest income or net short-term capital gains, which would generally result in withholding on the full amount of distributions paid to foreign shareholders from such sources.

Other Taxation. Distributions by a Fund and dispositions of Fund shares also may be subject to other state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. Federal income tax treatment.

Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders should consult their tax advisers with respect to the particular tax consequences to them of an investment in a Fund and particular questions of U.S. Federal, state and local taxation.

ADDITIONAL INFORMATION CONCERNING SHARES

MST is a Delaware statutory trust. MST II is a Massachusetts business trust. Under each of MST and MST II’s Declaration of Trust, the beneficial interest in MST or MST II may be divided into an unlimited number of full and fractional transferable shares. MST’s and MST II’s Declarations of Trust authorize the Board to classify or reclassify any authorized but unissued shares of MST and MST II into one or more additional portfolios (or classes of shares within a portfolio) by setting or changing, in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption.

Pursuant to such authority, MST’s Board has authorized the issuance of an unlimited number of shares of beneficial interest in MST, representing interests in the Asset Allocation Fund—Balanced, Bond Fund, Cash Investment Fund, Technology Fund, Index 500 Fund, Intermediate Bond Fund, International Bond Fund, International Equity Fund, International Fund — Core Equity, International Small-Mid Cap Fund, Large-Cap Value Fund, Micro-Cap Equity Fund, Mid-Cap Core Growth Fund, Mid-Cap Value Fund, Large-Cap Growth Fund, Internet Fund, Energy Fund, Real Estate Equity Investment Fund, Small-Cap Value Fund, Small-Mid Cap Fund, Small-Mid Cap 130/30 Fund, Tax-Free Bond Fund, Tax-Free Money Market Fund, S&P® MidCap Index Equity Fund and S&P® SmallCap Index Equity Fund. Pursuant to such authority, MST II’s Board has authorized the issuance of an unlimited number of shares of beneficial interest in MST II representing interests in the Healthcare Fund. The shares of each Fund are offered in classes, as set forth below.

Fund	Classes
Asset Allocation Fund – Balanced	A, B, C, K, R and Y
Bond Fund	A, B, C, K and Y
Cash Investment Fund	A, B, C, K and Y
Energy Fund	A, B, C, K and Y

Fund	Classes
Healthcare Fund	A, B, C, K, R and Y
Index 500 Fund	A, B, K, R and Y
Intermediate Bond Fund	A, B, C, K and Y
International Bond Fund	A, B, C, K and Y
International Equity Fund	A, B, C, K and Y
International Fund – Core Equity	A, C, K, R, Y and I
International Small-Mid Cap Fund	A, C, K, R, Y and I
Internet Fund	A, B, C, K, R and Y
Large-Cap Growth Fund	A, B, C, K, R and Y
Large-Cap Value Fund	A, B, C, K, R and Y
Micro-Cap Equity Fund	A, B, C, K, R and Y
Mid-Cap Core Growth Fund	A, B, C, K, R and Y
Mid-Cap Value Fund	A, C, K, R and Y
Real Estate Equity Investment Fund	A, B, C, K and Y
S&P MidCap Index Equity Fund	K and Y
S&P SmallCap Index Equity Fund	K and Y
Small-Cap Value Fund	A, B, C, K, R and Y
Small-Mid Cap Fund	A, B, C, K, R and Y
Small-Mid Cap 130/30 Fund	A, C, K, R, Y and I
Tax-Free Money Market Fund	A, K and Y
Tax-Free Short & Intermediate Bond Fund	A, B, C, K and Y
Technology Fund	A, B, C and Y

The Board has adopted a plan pursuant to Rule 18f-3 under the 1940 Act (“Multi-Class Plan”) on behalf of each Fund. The Multi-Class Plan provides that each class of shares of any Fund is identical, except for one or more expense variables, certain related rights, exchange privileges, class designation and sales loads assessed due to differing distribution methods.

In the event of a liquidation or dissolution of MST or MST II or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the Fund and MST’s and MST II’s other Funds, of any general assets not belonging to any particular Fund which are available for distribution. Upon liquidation, shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved based on the number of shares of the Fund that are held by each shareholder.

Holders of all outstanding shares of a particular Fund will vote together in the aggregate and not by class on all matters, except that only Class A shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Distribution and Service Plan as it relates to a Fund’s Class A shares, only Class B shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Distribution and Service Plan as it relates to a Fund’s Class B shares, only Class C shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Distribution and Service Plan as it relates to a Fund’s Class C shares, only Class K shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Distribution and Service Plan as it relates to a Fund’s Class K shares and only Class R shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Distribution and Service Plan as it relates to a Fund’s Class R shares. Further, shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by MST or MST II, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as MST or MST II, shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless (i) it is clear that the interests of each Fund in the matter are substantially identical to the other Funds or (ii) that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of MST or MST II voting together in the aggregate without regard to a particular Fund.

Shares of MST and MST II have non-cumulative voting rights and, accordingly, the holders of more than 50% of MST’s and MST II’s outstanding shares (irrespective of class) may elect all of its trustees or directors, as applicable. Shares of the Funds have no subscription or preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable Prospectus and SAI, shares will be fully paid and non-assessable by each of MST and MST II.

Shareholder meetings to elect Trustees will not be held unless and until such time as required by law. At that time, the Trustees then in office will call a shareholders’ meeting to elect Trustees. Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. Meetings of the shareholders of MST or MST II shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

MST’s and MST II’s Declarations of Trust, as amended, each authorizes the Board, without shareholder approval (unless otherwise required by applicable law), to: (i) sell and convey the assets belonging to a series or a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such series or class to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (ii) sell and convert the assets belonging to one or more series or classes of shares into money and, in connection therewith, to cause all outstanding shares of such series or class to be redeemed at their net asset value; or (iii) combine the assets belonging to a series or class of shares with the assets belonging to one or more other series or classes of shares if the Board reasonably determines that such combination will not have a material adverse effect on the shareholders of any series or class participating in such combination and, in connection therewith, to cause all outstanding shares of any such series or class to be redeemed or converted into shares of another series or class of shares at their net asset value. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act. MST’s and MST II’s Boards may authorize the termination of any series class of shares after the assets belonging to such series or class have been distributed to its shareholders.

Notwithstanding any provision of law requiring a greater vote of MST’s shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or by MST’s Declaration of Trust, MST may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding shares of beneficial interest of the Funds and MST’s other funds, if any (voting together without regard to class). In any vote submitted to shareholders of the Funds, each whole share held by a shareholder will be entitled to one vote for each share as to any matter on which it is entitled to vote, and each fractional share shall be entitled to a proportionate fractional vote.

OTHER INFORMATION

Legal Counsel. The law firm of Dechert LLP, 1775 I Street, N.W., Washington, DC 20006, has passed upon certain legal matters in connection with the shares offered by the Funds and serves as counsel to the Funds. The law firm of Morgan, Lewis & Bockius, 1800 M Street, NW, Washington, DC 20006, serves as counsel to the Non-Interested Trustees.

Independent Registered Public Accounting Firm. Ernst & Young LLP, serves as the independent registered public accounting firm of the Funds.

Control Persons and Principal Holders of Securities. As of October     , 2007, the following person(s) owned of record or were known by the Funds to own beneficially 5% or more of any class of the Funds.

Name of Fund and Class	Name and Address	Percentage of Class Outstanding (%)
CASH INVESTMENT FUND-CLASS Y	PATTERSON & CO FBO COMERICA	69.757
	FOR VARIOUS RETIREMENT PLANS
	NC-1076
	1525 WEST WT HARRIS BLVD
	CHARLOTTE NC 28288-1076
CASH INVESTMENT FUND-CLASS Y	CALHOUN & CO	21.495
	C/O COMERICA BANK DETROIT
	ATTN VICKY FROEHLICH
	P O BOX 75000
	DETROIT MI 48275-3455
TAX-FREE MONEY MARKET FUND-CLASS Y	CALHOUN & CO	98.481
	C/O COMERICA BANK DETROIT
	ATTN VICKY FROEHLICH
	P O BOX 75000
	DETROIT MI 48275-3455
INDEX 500 FUND-CLASS Y	DINGLE & CO	54.231
	C/O COMERICA BANK
	ATTN: MUTUAL FUND UNIT / MC3446
	P.O. BOX 75000 / MC3446
	DETROIT, MI 48275
INDEX 500 FUND-CLASS Y	PATTERSON & CO FBO COMERICA	18.172
	FOR VARIOUS RETIREMENT PLANS
	NC-1151
	1525 WEST WT HARRIS BLVD
	CHARLOTTE, NC 28288-1151
INDEX 500 FUND-CLASS Y	CALHOUN & CO	10.892
	C/O COMERICA BANK
	ATTN MUTUAL FUNDS UNIT MC 3446
	PO BOX 75000
	DETROIT MI 48275-3446
INTERNATIONAL EQUITY FUND-CLASS Y	DINGLE & CO	87.545
	C/O COMERICA BANK
	ATTN: MUTUAL FUND UNIT / MC3446
	P.O. BOX 75000 / MC3446
	DETROIT, MI 48275
INTERMEDIATE BOND FUND-CLASS Y	DINGLE & CO	75.995
	C/O COMERICA BANK
	ATTN: MUTUAL FUND UNIT / MC3446
	P.O. BOX 75000 / MC3446
	DETROIT, MI 48275
INTERMEDIATE BOND FUND-CLASS Y	CALHOUN & CO	12.010
	C/O COMERICA BANK
	ATTN MUTUAL FUNDS UNIT MC 3446
	PO BOX 75000
	DETROIT MI 48275-3446
BOND FUND-CLASS Y	CALHOUN & CO	60.199
	C/O COMERICA BANK
	ATTN MUTUAL FUNDS UNIT MC 3446
	PO BOX 75000
	DETROIT MI 48275-3446
BOND FUND-CLASS Y	DINGLE & CO	26.028
	C/O COMERICA BANK
	ATTN: MUTUAL FUND UNIT / MC3446
	P.O. BOX 75000 / MC3446
	DETROIT, MI 48275
BOND FUND-CLASS Y	FIFTH THIRD BANK TTEE	7.717
	FBO:NMH FOUNDATION CUSTODY
	A/C #
	P.O. Box 3385
	Cincinnati OH 45263
TAX-FREE SHORT & INTERMEDIATE BOND Y	DINGLE & CO	73.735
	C/O COMERICA BANK
	ATTN: MUTUAL FUND UNIT / MC3446
	P.O. BOX 75000 / MC3446
	DETROIT, MI 48275
TAX-FREE SHORT & INTERMEDIATE BOND Y	JOAN M LINVILLE TTEE	12.380
	JOAN M LINVILLE LIVING TRUST
	U/A DTD 03/22/2001
	7896 WINFIELD DR SW
	BRIGHTON MI 48116
TAX-FREE SHORT & INTERMEDIATE BOND Y	CALHOUN & CO	11.850
	C/O COMERICA BANK
	ATTN MUTUAL FUNDS UNIT MC 3446
	PO BOX 75000
	DETROIT MI 48275-3446
ASSET ALLOCATION FUND - BALANCED-CLASS Y	THE NORTHERN TRUST CO TTEE FBO	47.927
	HENRY FORD HEALTH SYSTEMS
	SAVING PLAN-DV
	U/A DTD 03/04/02
	PO BOX 92994
	CHICAGO IL 60675-2994
ASSET ALLOCATION FUND - BALANCED-CLASS Y	CHARTER TOWNSHIP OF CLINTON	13.649
	PUBLIC EMPLOYEE HEALTH CARE FUND
	40700 ROMEO PLANK
	CLINTON TOWNSHIP MI 48038
ASSET ALLOCATION FUND - BALANCED-CLASS Y	PATTERSON & CO FBO COMERICA	10.316
	FOR VARIOUS RETIREMENT PLANS
	NC-1076
	1525 WEST WT HARRIS BLVD
	CHARLOTTE NC 28288-1076
ASSET ALLOCATION FUND - BALANCED-CLASS Y	DINGLE & CO	8.271
	C/O COMERICA BANK
	ATTN: MUTUAL FUND UNIT / MC3446
	P.O. BOX 75000 / MC3446
	DETROIT, MI 48275
LARGE-CAP VALUE FUND CLASS Y	PATTERSON & CO FBO COMERICA	56.224
	FOR VARIOUS RETIREMENT PLANS
	NC-1151
	1525 WEST WT HARRIS BLVD
	CHARLOTTE, NC 28288-1151
LARGE-CAP VALUE FUND CLASS Y	DINGLE & CO	30.587
	C/O COMERICA BANK
	ATTN: MUTUAL FUND UNIT / MC3446
	P.O. BOX 75000 / MC3446
	DETROIT, MI 48275
LARGE-CAP VALUE FUND CLASS Y	CALHOUN & CO	5.629
	C/O COMERICA BANK
	ATTN MUTUAL FUNDS UNIT MC 3446
	PO BOX 75000
	DETROIT MI 48275-3446
LARGE-CAP GROWTH FUND-CLASS Y	DINGLE & CO	58.448
	C/O COMERICA BANK
	ATTN: MUTUAL FUND UNIT / MC3446
	P.O. BOX 75000 / MC3446
	DETROIT, MI 48275
LARGE-CAP GROWTH FUND-CLASS Y	CALHOUN & CO	21.525
	C/O COMERICA BANK
	ATTN MUTUAL FUNDS UNIT MC 3446
	PO BOX 75000
	DETROIT MI 48275-3446
LARGE-CAP GROWTH FUND-CLASS Y	MCB TRUST SERVICES FBO	5.455
	FBO MUNDER CAPITAL MANAGEMENT
	700 17TH ST STE 300
	DENVER CO 80202-3531
REAL ESTATE EQUITY INVESTMENT CLASS Y	DINGLE & CO	76.342
	C/O COMERICA BANK
	ATTN: MUTUAL FUND UNIT / MC3446
	P.O. BOX 75000 / MC3446
	DETROIT, MI 48275
REAL ESTATE EQUITY INVESTMENT CLASS Y	JOHN P RICHARDSON GEN PRTNR	5.605
	RICHARDSON FAMILY LIMITED PRTNRSHP
	3452 BALFOUR DR
	TROY MI 48084
INTERNATIONAL BOND FUND CLASS Y	DINGLE & CO	99.611
	C/O COMERICA BANK
	ATTN: MUTUAL FUND UNIT / MC3446
	P.O. BOX 75000 / MC3446
	DETROIT, MI 48275
INTERNET FUND CLASS Y	MLPF&S FBO	27.556
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
INTERNET FUND CLASS Y	NFS LLC FEBO	22.489
	FIIOC AS AGENT FOR
	QUALIFIED EMPLOYEE BENEFIT
	PLANS (401K) FINOPS-IC FUNDS
	100 MAGELLAN WAY KW1C
	COVINGTON KY 41015
INTERNET FUND CLASS Y	DINGLE & CO	20.786
	C/O COMERICA BANK
	ATTN: MUTUAL FUND UNIT / MC3446
	P.O. BOX 75000 / MC3446
	DETROIT, MI 48275
INTERNET FUND CLASS Y	MCB TRUST SERVICES FBO	10.231
	FBO MUNDER CAPITAL MANAGEMENT
	700 17TH ST STE 300
	DENVER CO 80202-3531
INTERNET FUND CLASS Y	UBS FINANCIAL SERVICES INC. FBO	5.995
	JOHN RAKOLTA JR
	777 WOODWARD AVE
	STE 300
	DETROIT MI 48226-3536
MICRO-CAP EQUITY FUND-CLASS Y	DINGLE & CO	47.002
	C/O COMERICA BANK
	ATTN: MUTUAL FUND UNIT / MC3446
	P.O. BOX 75000 / MC3446
	DETROIT, MI 48275
MICRO-CAP EQUITY FUND-CLASS Y	MCB TRUST SERVICES FBO	10.684
	FBO MUNDER CAPITAL MANAGEMENT
	700 17TH ST STE 300
	DENVER CO 80202-3531
MICRO-CAP EQUITY FUND-CLASS Y	NFS LLC	10.416
	THE NORTHERN TRUST COMPANY
	FBO A/C
	PO BOX 92956
	CHICAGO IL 60675-2956
MICRO-CAP EQUITY FUND-CLASS Y	CALHOUN & CO	7.185
	C/O COMERICA BANK
	ATTN MUTUAL FUNDS UNIT MC 3446
	PO BOX 75000
	DETROIT MI 48275-3446
MICRO-CAP EQUITY FUND-CLASS Y	JOHN P RICHARDSON GEN PRTNR	6.634
	RICHARDSON FAMILY LIMITED PRTNRSHP
	3452 BALFOUR DR
	TROY MI 48084
SMALL-CAP VALUE FUND-CLASS Y	NFSC FEBO # 679-384089	22.038
	THE NORTHERN TRUST COMPANY
	FBO A/C
	PO BOX 92956
	CHICAGO IL 60675-2956
SMALL-CAP VALUE FUND-CLASS Y	JOHN HANCOCK LIFE INSURANCE CO USA	14.042
	RPS SEG FUNDS & ACCOUNTING ET-7
	601 CONGRESS ST
	BOSTON MA 02210-2805
SMALL-CAP VALUE FUND-CLASS Y	DINGLE & CO	12.843
	C/O COMERICA BANK
	ATTN: MUTUAL FUND UNIT / MC3446
	P.O. BOX 75000 / MC3446
	DETROIT, MI 48275
SMALL-CAP VALUE FUND-CLASS Y	MLPF&S FBO	6.336
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
MID-CAP CORE GROWTH FUND CLASS Y	CHARLES SCHWAB & CO INC	16.291
	SPECIAL CUSTODY ACT FOR THE
	BENEFIT OF CUSTOMERS
	ATTN MUTUAL FUNDS
	101 MONTGOMERY STREET
	SAN FRANCISCO CA 94104
MID-CAP CORE GROWTH FUND CLASS Y	NFS LLC	15.746
	FIIOC AS AGENT FOR
	QUALIFIED EMPLOYEE BENEFIT
	PLANS (401K) FINOPS-IC FUNDS
	100 MAGELLAN WAY KW1C
	COVINGTON KY 41015
MID-CAP CORE GROWTH FUND CLASS Y	PRUDENTIAL INVESTMENT MANAGEMENT	7.353
	SERVICE FBO MUTUAL FUND CLIENTS
	100 MULBERRY STREET
	3 GATEWAY CENTER FL 11
	MAIL STOP NJ 05-11-20
	NEWARK NJ 07102
MID-CAP CORE GROWTH FUND CLASS Y	STANDARD INSURANCE CO	5.941
	P11D ATTN SEPARATE ACCOUNT A
	1100 SW 6TH AVE
	PORTLAND OR 97204-0000
TECHNOLOGY FUND CLASS Y	MCB TRUST SERVICES FBO	43.730
	FBO MUNDER CAPITAL MANAGEMENT
	700 17TH ST STE 300
	DENVER CO 80202-3531
TECHNOLOGY FUND CLASS Y	PFPC TRUST COMPANY AS CUSTODIAN	13.990
	JULIUS OTTEN ROLLOVER IRA
	24725 ROCKFORD
	DEARBORN MI 48124
TECHNOLOGY FUND CLASS Y	JAMES C ROBINSON	13.805
	MARY M ROBINSON JT WROS
	340 LAKELAND
	GROSSE POINTE MI 48230
ENERGY FUND CLASS Y	MCB TRUST SERVICES FBO	85.615
	FBO MUNDER CAPITAL MANAGEMENT
	700 17TH ST STE 300
	DENVER CO 80202-3531
ENERGY FUND CLASS Y	ROBERT L LARSEN	6.073
	23 OLMSTEAD RD
	MORRISTOWN NJ 07960-0000
SMALL-MID CAP FUND-CLASS Y	CALHOUN & CO	57.128
	C/O COMERICA BANK
	ATTN MUTUAL FUNDS UNIT MC 3446
	PO BOX 75000
	DETROIT MI 48275-3446
SMALL-MID CAP FUND-CLASS Y	DINGLE & CO	36.006
	C/O COMERICA BANK
	ATTN: MUTUAL FUND UNIT / MC3446
	P.O. BOX 75000 / MC3446
	DETROIT, MI 48275
MID-CAP VALUE FUND-CLASS Y	MUNDER CAPITAL MGMT	100.000
	ATTN KIM WINEK
	480 PIERCE ST
	BIRMINGHAM MI 48009
INTERNATIONAL FUND - CORE EQUITY-CLASS Y	PFPC TRUST CO CUST SEP IRA FBO	63.181
	JOHN M ENGLER
	6470 KEDLESTON CT
	MC LEAN VA 22101-1711
INTERNATIONAL FUND - CORE EQUITY-CLASS Y	MUNDER CAPITAL MGMT	36.820
	ATTN KIM WINEK
	480 PIERCE ST
	BIRMINGHAM MI 48009
INTERNATIONAL SMALL-MID CAP FUND-CLASS Y	DANIEL B LEVAN AND	71.523
	LESLIE A LEVAN JTWROS
	21 BATCHELDER RD
	BOXFORD MA 01921-2121
INTERNATIONAL SMALL-MID CAP FUND-CLASS Y	GEOFFREY A WILSON	17.361
	PATTI J WILSON JT WROS
	3810 CARRIAGE LANE
	BLOOMFIELD TWP MI 48301-1900
INTERNATIONAL SMALL-MID CAP FUND-CLASS Y	MUNDER CAPITAL MGMT	11.117
	ATTN KIM WINEK
	480 PIERCE ST
	BIRMINGHAM MI 48009
HEALTHCARE FUND-CLASS Y	DINGLE & CO	80.807
	C/O COMERICA BANK
	ATTN: MUTUAL FUND UNIT / MC3446
	P.O. BOX 75000 / MC3446
	DETROIT, MI 48275
HEALTHCARE FUND-CLASS Y	MCB TRUST SERVICES FBO	8.922
	FBO MUNDER CAPITAL MANAGEMENT
	700 17TH ST STE 300
	DENVER CO 80202-3531
CASH INVESTMENT FUND-CLASS K	CALHOUN & CO	89.134
	C/O COMERICA BANK DETROIT
	ATTN VICKY FROEHLICH
	P O BOX 75000
	DETROIT MI 48275-3455
CASH INVESTMENT FUND-CLASS K	PATTERSON & CO FBO COMERICA	10.814
	FOR VARIOUS RETIREMENT PLANS
	NC-1151
	1525 WEST WT HARRIS BLVD
	CHARLOTTE, NC 28288-1151
TAX-FREE MONEY MARKET FUND-CLASS K	CALHOUN & CO	99.976
	C/O COMERICA BANK DETROIT
	ATTN VICKY FROEHLICH
	P O BOX 75000
	DETROIT MI 48275-3455
INDEX 500 FUND-CLASS K	PATTERSON & CO FBO COMERICA	70.267
	FOR VARIOUS RETIREMENT PLANS
	NC-1151
	1525 WEST WT HARRIS BLVD
	CHARLOTTE, NC 28288-1151
INDEX 500 FUND-CLASS K	CALHOUN & CO	29.424
	C/O COMERICA BANK
	ATTN MUTUAL FUNDS UNIT MC 3446
	PO BOX 75000
	DETROIT MI 48275-3446
INTERNATIONAL EQUITY FUND-CLASS K	CALHOUN & CO	93.829
	C/O COMERICA BANK
	ATTN MUTUAL FUNDS UNIT MC 3446
	PO BOX 75000
	DETROIT MI 48275-3446
INTERMEDIATE BOND FUND-CLASS K	CALHOUN & CO	95.639
	C/O COMERICA BANK
	ATTN MUTUAL FUNDS UNIT MC 3446
	PO BOX 75000
	DETROIT MI 48275-3446
BOND FUND-CLASS K	CALHOUN & CO	64.129
	C/O COMERICA BANK
	ATTN MUTUAL FUNDS UNIT MC 3446
	PO BOX 75000
	DETROIT MI 48275-3446
BOND FUND-CLASS K	DINGLE & CO	20.175
	C/O COMERICA BANK
	ATTN: MUTUAL FUND UNIT / MC3446
	P.O. BOX 75000 / MC3446
	DETROIT, MI 48275
BOND FUND-CLASS K	PATTERSON & CO FBO COMERICA	14.899
	FOR VARIOUS RETIREMENT PLANS
	NC-1151
	1525 WEST WT HARRIS BLVD
	CHARLOTTE, NC 28288-1151
TAX-FREE SHORT & INTERMEDIATE BOND K	CALHOUN & CO	99.132
	C/O COMERICA BANK
	ATTN MUTUAL FUNDS UNIT MC 3446
	PO BOX 75000
	DETROIT MI 48275-3446
ASSET ALLOCATION FUND - BALANCED-CLASS K	PATTERSON & CO FBO COMERICA	99.649
	FOR VARIOUS RETIREMENT PLANS
	NC-1151
	1525 WEST WT HARRIS BLVD
	CHARLOTTE, NC 28288-1151
LARGE-CAP VALUE FUND CLASS K	CALHOUN & CO	67.861
	C/O COMERICA BANK
	ATTN MUTUAL FUNDS UNIT MC 3446
	PO BOX 75000
	DETROIT MI 48275-3446
LARGE-CAP VALUE FUND CLASS K	PATTERSON & CO FBO COMERICA	29.884
	FOR VARIOUS RETIREMENT PLANS
	NC-1076
	1525 WEST WT HARRIS BLVD
	CHARLOTTE NC 28288-1076
LARGE-CAP GROWTH FUND-CLASS K	CALHOUN & CO	92.994
	C/O COMERICA BANK
	ATTN MUTUAL FUNDS UNIT MC 3446
	PO BOX 75000
	DETROIT MI 48275-3446
REAL ESTATE EQUITY INVESTMENT CLASS K	DINGLE & CO	87.014
	C/O COMERICA BANK
	ATTN: MUTUAL FUND UNIT / MC3446
	P.O. BOX 75000 / MC3446
	DETROIT, MI 48275
REAL ESTATE EQUITY INVESTMENT CLASS K	CALHOUN & CO	12.968
	C/O COMERICA BANK
	ATTN MUTUAL FUNDS UNIT MC 3446
	PO BOX 75000
	DETROIT MI 48275-3446
INTERNATIONAL BOND FUND CLASS K	CALHOUN & CO	76.918
	C/O COMERICA BANK
	ATTN MUTUAL FUNDS UNIT MC 3446
	PO BOX 75000
	DETROIT MI 48275-3446
INTERNATIONAL BOND FUND CLASS K	MUNDER CAPITAL MGMT	23.016
	ATTN KIM WINEK
	480 PIERCE ST
	BIRMINGHAM MI 48009
INTERNET FUND CLASS K	WELLS FARGO INVESTMENTS LLC	62.909
	A/C
	625 MARQUETTE AVE S 13TH FLOOR
	MINNEAPOLIS, MN 55402
INTERNET FUND CLASS K	CALHOUN & CO	37.091
	C/O COMERICA BANK
	ATTN MUTUAL FUNDS UNIT MC 3446
	PO BOX 75000
	DETROIT MI 48275-3446
MICRO-CAP EQUITY FUND-CLASS K	CALHOUN & CO	54.755
	C/O COMERICA BANK
	ATTN MUTUAL FUNDS UNIT MC 3446
	PO BOX 75000
	DETROIT MI 48275-3446
MICRO-CAP EQUITY FUND-CLASS K	PATTERSON & CO FBO COMERICA	34.084
	FOR VARIOUS RETIREMENT PLANS
	NC-1076
	1525 WEST WT HARRIS BLVD
	CHARLOTTE NC 28288-1076
MICRO-CAP EQUITY FUND-CLASS K	DINGLE & CO	8.898
	C/O COMERICA BANK
	ATTN: MUTUAL FUND UNIT / MC3446
	P.O. BOX 75000 / MC3446
	DETROIT, MI 48275
SMALL-CAP VALUE FUND-CLASS K	CALHOUN & CO	70.652
	C/O COMERICA BANK
	ATTN MUTUAL FUNDS UNIT MC 3446
	PO BOX 75000
	DETROIT MI 48275-3446
SMALL-CAP VALUE FUND-CLASS K	PATTERSON & CO FBO COMERICA	25.429
	FOR VARIOUS RETIREMENT PLANS
	NC-1076
	1525 WEST WT HARRIS BLVD
	CHARLOTTE NC 28288-1076
MID-CAP CORE GROWTH FUND CLASS K	CALHOUN & CO	88.540
	C/O COMERICA BANK
	ATTN MUTUAL FUNDS UNIT MC 3446
	PO BOX 75000
	DETROIT MI 48275-3446
MID-CAP CORE GROWTH FUND CLASS K	PATTERSON & CO FBO COMERICA	10.449
	FOR VARIOUS RETIREMENT PLANS
	NC-1076
	1525 WEST WT HARRIS BLVD
	CHARLOTTE NC 28288-1076
ENERGY FUND CLASS K	MUNDER CAPITAL MGMT	99.808
	ATTN KIM WINEK
	480 PIERCE ST
	BIRMINGHAM MI 48009
SMALL-MID CAP FUND-CLASS K	MUNDER CAPITAL MGMT	100.000
	ATTN KIM WINEK
	480 PIERCE ST
	BIRMINGHAM MI 48009
MID-CAP VALUE FUND-CLASS K	MUNDER CAPITAL MGMT	100.000
	ATTN KIM WINEK
	480 PIERCE ST
	BIRMINGHAM MI 48009
S&P MIDCAP INDEX K	CALHOUN & CO	77.346
	C/O COMERICA BANK
	ATTN MUTUAL FUNDS UNIT MC 3446
	PO BOX 75000
	DETROIT MI 48275-3446
S&P MIDCAP INDEX K	PATTERSON & CO FBO COMERICA	22.610
	FOR VARIOUS RETIREMENT PLANS
	NC-1151
	1525 WEST WT HARRIS BLVD
	CHARLOTTE, NC 28288-1151
S&P SMALLCAP INDEX K	CALHOUN & CO	97.696
	C/O COMERICA BANK
	ATTN MUTUAL FUNDS UNIT MC 3446
	PO BOX 75000
	DETROIT MI 48275-3446
HEALTHCARE FUND-CLASS K	SEMA AND CO	61.322
	12 E 49ST 41FL
	NEW YORK, NY 10017
HEALTHCARE FUND-CLASS K	DINGLE & CO	34.294
	C/O COMERICA BANK
	ATTN: MUTUAL FUND UNIT / MC3446
	P.O. BOX 75000 / MC3446
	DETROIT, MI 48275
CASH INVESTMENT FUND-CLASS A	NATIONAL FINANCIAL SERVICES CORP	88.036
	FOR THE EXCLUSIVE BENEFIT OF
	OUR CUSTOMERS
	ATTN: MUTUAL FUNDS 5TH FL
	P O BOX 3908 CHURCH STREET STATION
	NEW YORK NY 10008-3908
TAX-FREE MONEY MARKET FUND-CLASS A	NATIONAL FINANCIAL SERVICES CORP	99.776
	FOR THE EXCLUSIVE BENEFIT OF
	OUR CUSTOMERS
	ATTN: MUTUAL FUNDS 5TH FL
	P O BOX 3908 CHURCH STREET STATION
	NEW YORK NY 10008-3908
INDEX 500 FUND-CLASS A	MLPF&S FBO	20.353
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
INDEX 500 FUND-CLASS A	CITIGROUP GLOBAL MARKETS INC	7.713
	ATTN PETER BOOTH
	333 W 34TH ST 7TH FL
	NEW YORK NY 10001-2483
INTERNATIONAL EQUITY FUND-CLASS A	MLPF&S FBO	28.333
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
INTERNATIONAL EQUITY FUND-CLASS A	CITIGROUP GLOBAL MARKETS INC	6.294
	ATTN PETER BOOTH
	333 W 34TH ST 7TH FL
	NEW YORK NY 10001-2483
INTERMEDIATE BOND FUND-CLASS A	MLPF&S FBO	12.585
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
INTERMEDIATE BOND FUND-CLASS A	MORGAN KEEGAN & COMPANY, INC.	8.008
	FBO 016256151
	50 NORTH FRONT STREET
	MEMPHIS TN 38103
BOND FUND-CLASS A	MLPF&S FBO	15.467
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
BOND FUND-CLASS A	FTC & CO	9.382
	ACCOUNT #
	DATALYNX
	PO BOX 173736
	DENVER CO 80217-3736
TAX-FREE SHORT & INTERMEDIATE BOND A	MLPF&S FBO	16.376
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
TAX-FREE SHORT & INTERMEDIATE BOND A	FIRST CLEARING, LLC	6.070
	A/C
	M. STEWARD & D. YOST FBO: P
	STEWARD PHYLLIS STEWARD TRUST
	17177 N LAUREL PK DR STE 405
	LIVONIA MI 48152-3991
TAX-FREE SHORT & INTERMEDIATE BOND A	NFS LLC	5.115
	ELLEN S OLEAN
	PO BOX 54
	ELIZABETH CO 80107
TAX-FREE SHORT & INTERMEDIATE BOND A	NFS LLC	5.115
	BROOKE VAN GERBIG
	PO BOX 334
	CROSS RIVER NY 10518
ASSET ALLOCATION FUND—BALANCED-CLASS A	MLPF&S FBO	22.855
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
LARGE-CAP VALUE FUND CLASS A	MLPF&S FBO	17.450
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
LARGE-CAP GROWTH FUND-CLASS A	MLPF&S FBO	18.175
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
LARGE-CAP GROWTH FUND-CLASS A	CITIGROUP GLOBAL MARKETS INC	7.187
	ATTN PETER BOOTH
	333 W 34TH ST 7TH FL
	NEW YORK NY 10001-2483
REAL ESTATE EQUITY INVESTMENT CLASS A	MLPF&S FBO	14.797
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
REAL ESTATE EQUITY INVESTMENT CLASS A	FIRST CLEARING, LLC	6.688
	A/C
	RICHARD A AUHLL
	INVESTMENT ACCOUNT
	C/O JAMES FRANZEN CPA
	PO BOX 3130
INTERNATIONAL BOND FUND CLASS A	FIRST CLEARING, LLC	12.780
	A/C
	DAVID WHARMBY TRUST
	DAVID WHARMBY TTEE
	67 MIMOSA CT
	OAK PARK CA 91377-1029
INTERNATIONAL BOND FUND CLASS A	MLPF&S FBO	10.858
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
INTERNET FUND CLASS A	MLPF&S FBO	14.838
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
INTERNET FUND CLASS A	CITIGROUP GLOBAL MARKETS INC	7.904
	ATTN PETER BOOTH
	333 W 34TH ST 7TH FL
	NEW YORK NY 10001-2483
MICRO-CAP EQUITY FUND-CLASS A	MLPF&S FBO	12.523
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
MICRO-CAP EQUITY FUND-CLASS A	CHARLES SCHWAB & CO INC	7.563
	SPECIAL CUSTODY ACT FOR THE
	BENEFIT OF CUSTOMERS
	ATTN MUTUAL FUNDS
	101 MONTGOMERY STREET
	SAN FRANCISCO CA 94104
SMALL-CAP VALUE FUND-CLASS A	MLPF&S FBO	21.687
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
SMALL-CAP VALUE FUND-CLASS A	CHARLES SCHWAB & CO INC	8.180
	SPECIAL CUSTODY ACT FOR THE
	BENEFIT OF CUSTOMERS
	ATTN MUTUAL FUNDS
	101 MONTGOMERY STREET
	SAN FRANCISCO CA 94104
MID-CAP CORE GROWTH FUND CLASS A	MLPF&S FBO	14.396
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
MID-CAP CORE GROWTH FUND CLASS A	CHARLES SCHWAB & CO INC	11.319
	SPECIAL CUSTODY ACT FOR THE
	BENEFIT OF CUSTOMERS
	ATTN MUTUAL FUNDS
	101 MONTGOMERY STREET
	SAN FRANCISCO CA 94104
TECHNOLOGY FUND CLASS A	MLPF&S FBO	11.307
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
ENERGY FUND CLASS A	MLPF&S FBO	13.396
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
SMALL-MID CAP FUND-CLASS A	MLPF&S FBO	27.014
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
SMALL-MID CAP FUND-CLASS A	LPL FINANCIAL SERVICES	5.002
	A/C
	9785 TOWNE CENTRE DRIVE
	SAN DIEGO CA 92121-1968
MID-CAP VALUE FUND-CLASS Y	ROBERT L PARK	62.951
	894 GREENVIEW COURT
	ROCHESTER HILLS MI 48307
MID-CAP VALUE FUND-CLASS Y	MUNDER CAPITAL MGMT	34.256
	ATTN KIM WINEK
	480 PIERCE ST
	BIRMINGHAM MI 48009
INTERNATIONAL FUND - CORE EQUITY-CLASS Y	FIRST CLEARING, LLC	29.331
	A/C
	S L GREEN PROPERTIES
	420 LEXINGTON AVE
	NEW YORK NY 10170-0002
INTERNATIONAL FUND - CORE EQUITY-CLASS Y	FIRST CLEARING, LLC	22.085
	A/C
	DANIEL CHESTLER
	C D 2
	5 JUSTIN RD
	HARRISON NY 10528-1209
INTERNATIONAL FUND - CORE EQUITY-CLASS Y	FIRST CLEARING, LLC	11.725
	A/C
	SILNA FAMLY INTERVIVOS TRUST
	OZZIE SILNA
	23301 PALM CANYON LN
	MALIBU CA 90265-4956
INTERNATIONAL FUND - CORE EQUITY-CLASS Y	FIRST CLEARING, LLC	9.040
	A/C
	NANCI AARON
	17 ORMOND PARK RD
	GLEN HEAD NY 11545
INTERNATIONAL FUND - CORE EQUITY-CLASS Y	FIRST CLEARING, LLC	7.194
	A/C
	O D D INVESTMENT L P
	ATTN DANIEL SILNA
	125 PATERSON PLANK RD
	CARLSTADT NJ 07072-2015
INTERNATIONAL FUND - CORE EQUITY-CLASS Y	FIRST CLEARING, LLC	5.229
	A/C
	BSI LLC
	26 HARBOR PARK DRIVE
	PRT WASHINGTN NY 11050-4602
INTERNATIONAL SMALL-MID CAP FUND-CLASS Y	PERSHING LLC	54.464
	P. O. BOX 2052
	JERSEY CITY, NJ 07303-9998
INTERNATIONAL SMALL-MID CAP FUND-CLASS Y	NINO VITTORIO	22.756
	7928 RIDGE AVE 3RD FL
	PHILA PA 19128-0000
INTERNATIONAL SMALL-MID CAP FUND-CLASS Y	PFPC TRUST COMPANY AS CUSTODIAN	16.774
	NINO VITTORIO SEP IRA
	7928 RIDGE AVE 3RD FL
	PHILADELPHIA PA 19128
HEALTHCARE FUND-CLASS A	MLPF&S FBO	21.635
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
CASH INVESTMENT FUND-CLASS B	RBC DAIN RAUSCHER FBO	6.310
	GARTH E CARRIER TTEE
	GARTH E CARRIER TRUST
	U/A DTD 07/22/1994
	2548 ELK GROVE ROAD
	SOLVANG CA 93463-9626
CASH INVESTMENT FUND-CLASS B	CITIGROUP GLOBAL MARKETS INC	5.934
	ATTN PETER BOOTH
	333 W 34TH ST 7TH FL
	NEW YORK NY 10001-2483
CASH INVESTMENT FUND-CLASS B	CHARLES SCHWAB & CO INC	5.508
	SPECIAL CUSTODY ACCT FBO CUSTOMERS
	ATTN MUTUAL FUNDS
	101 MONTGOMERY STREET
	SAN FRANCISCO CA 94104-4122
INDEX 500 FUND-CLASS B	MLPF&S FBO	21.875
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
INDEX 500 FUND-CLASS B	CITIGROUP GLOBAL MARKETS INC	14.445
	ATTN PETER BOOTH
	333 W 34TH ST 7TH FL
	NEW YORK NY 10001-2483
INTERNATIONAL EQUITY FUND-CLASS B	MLPF&S FBO	28.644
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
INTERMEDIATE BOND FUND-CLASS B	MLPF&S FBO	18.539
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
INTERMEDIATE BOND FUND-CLASS B	NFS LLC FEBO	9.078
	EMIL E SZOT
	FMT CO TTEE PSRP PS
	15 RIDGE LANE
	BLAIRSTOWN NJ 07825
INTERMEDIATE BOND FUND-CLASS B	CITIGROUP GLOBAL MARKETS INC	6.828
	ATTN PETER BOOTH
	333 W 34TH ST 7TH FL
	NEW YORK NY 10001-2483
INTERMEDIATE BOND FUND-CLASS B	H&R BLOCK FINANCIAL ADVISORS	5.752
	A/C
	THE DIME BUILDING
	719 GRISWOLD STREET, STE 1700
	DETROIT, MI 48226
INTERMEDIATE BOND FUND-CLASS B	FIRST CLEARING, LLC	5.039
	A/C
	SUSAN A WALLACE
	427 GLENDALE RD
	WYCKOFF NJ 07481-2531
BOND FUND-CLASS B	MLPF&S FBO	31.148
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
TAX-FREE SHORT & INTERMEDIATE BOND B	MLPF&S FBO	37.686
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
TAX-FREE SHORT & INTERMEDIATE BOND B	A. G. EDWARDS & SONS, INC. FBO	11.778
	EMILY KING
	A/C
	ONE NORTH JEFFERSON
	ST. LOUIS, MO 63103-2287
TAX-FREE SHORT & INTERMEDIATE BOND B	MESIROW FINANCIAL INC	7.171
	A/C
	CHARLES R LEVUN &
	350 NORTH CLARK STREET
	CHICAGO IL 60610-4796
	CHICAGO IL 60610-4796
TAX-FREE SHORT & INTERMEDIATE BOND B	CITIGROUP GLOBAL MARKETS INC	5.097
	ATTN PETER BOOTH
	333 W 34TH ST 7TH FL
	NEW YORK NY 10001-2483
ASSET ALLOCATION FUND - BALANCED-CLASS B	MLPF&S FBO	17.631
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
ASSET ALLOCATION FUND - BALANCED-CLASS B	CITIGROUP GLOBAL MARKETS INC	12.181
	ATTN PETER BOOTH
	333 W 34TH ST 7TH FL
	NEW YORK NY 10001-2483
LARGE-CAP VALUE FUND CLASS B	MLPF&S FBO	19.645
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
LARGE-CAP VALUE FUND CLASS B	PFPC TRUST COMPANY AS CUSTODIAN	5.608
	FBO JIM L TROXEL SEP/IRA
	2232 LOOSCAN LN
	HOUSTON TX 77019-1414
LARGE-CAP GROWTH FUND-CLASS B	MLPF&S FBO	28.075
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
LARGE-CAP GROWTH FUND-CLASS B	FIRST CLEARING, LLC	6.311
	A/C
	MILTON B YOUNG
	4334 LASSEN DRIVE
	BATON ROUGE LA 70814-5130
REAL ESTATE EQUITY INVESTMENT CLASS B	MLPF&S FBO	8.322
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
REAL ESTATE EQUITY INVESTMENT CLASS B	CHARLES SCHWAB & CO INC	5.598
	SPECIAL CUSTODY ACCT FBO CUSTOMERS
	ATTN MUTUAL FUNDS
	101 MONTGOMERY STREET
	SAN FRANCISCO CA 94104-4122
INTERNATIONAL BOND FUND CLASS B	MLPF&S FBO	27.220
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
INTERNATIONAL BOND FUND CLASS B	PERSHING LLC	13.063
	P.O. BOX 2052
	JERSEY CITY, NJ 07303-9998
INTERNET FUND CLASS B	MLPF&S FBO	11.806
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
INTERNET FUND CLASS B	CITIGROUP GLOBAL MARKETS INC	6.064
	ATTN PETER BOOTH
	333 W 34TH ST 7TH FL
	NEW YORK NY 10001-2483
MICRO-CAP EQUITY FUND-CLASS B	MLPF&S FBO	10.259
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
MICRO-CAP EQUITY FUND-CLASS B	CITIGROUP GLOBAL MARKETS INC	5.043
	ATTN PETER BOOTH
	333 W 34TH ST 7TH FL
	NEW YORK NY 10001-2483
SMALL-CAP VALUE FUND-CLASS B	MLPF&S FBO	22.829
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
MID-CAP CORE GROWTH FUND CLASS B	MLPF&S FBO	19.233
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
MID-CAP CORE GROWTH FUND CLASS B	CITIGROUP GLOBAL MARKETS INC	5.960
	ATTN PETER BOOTH
	333 W 34TH ST 7TH FL
	NEW YORK NY 10001-2483
TECHNOLOGY FUND CLASS B	MLPF&S FBO	10.170
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
ENERGY FUND CLASS B	MLPF&S FBO	28.623
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
SMALL-MID CAP FUND-CLASS B	PERSHING LLC	8.650
	P. O. BOX 2052
	JERSEY CITY, NJ 07303-9998
HEALTHCARE FUND-CLASS B	MLPF&S FBO	17.616
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
HEALTHCARE FUND-CLASS B	CITIGROUP GLOBAL MARKETS INC	5.190
	ATTN PETER BOOTH
	333 W 34TH ST 7TH FL
	NEW YORK NY 10001-2483
CASH INVESTMENT FUND-CLASS C	CITIGROUP GLOBAL MARKETS INC	13.014
	ATTN PETER BOOTH
	333 W 34TH ST 7TH FL
	NEW YORK NY 10001-2483
CASH INVESTMENT FUND-CLASS C	ROBERT W BAIRD & CO. INC.	8.244
	A/C
	777 EAST WISCONSIN AVENUE
	MILWAUKEE WI 53202-5391
CASH INVESTMENT FUND-CLASS C	NFS LLC FEBO	6.488
	NFS/FMTC IRA
	FBO ROBERT SPARVERO
	200 MACFARLANE DRIVE, APT 605
	DELRAY BEACH FL 33483
INTERNATIONAL EQUITY FUND-CLASS C	MLPF&S FBO	35.679
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
INTERNATIONAL EQUITY FUND-CLASS C	CITIGROUP GLOBAL MARKETS INC	19.588
	ATTN PETER BOOTH
	333 W 34TH ST 7TH FL
	NEW YORK NY 10001-2483
INTERMEDIATE BOND FUND-CLASS C	MLPF&S FBO	42.617
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
INTERMEDIATE BOND FUND-CLASS C	RAYMOND JAMES & ASSOC INC	7.701
	FBO LUGTHART
	BIN#
	880 CARILLON PKWY
	ST PETERSBURG FL 33716
INTERMEDIATE BOND FUND-CLASS C	PFPC TRUST COMPANY AS CUSTODIAN	7.022
	JOSEPH S HOWANSKI SEP IRA
	2410 N GREENHILL RD
	BROOMALL PA 19008
BOND FUND-CLASS C	MLPF&S FBO	48.066
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
BOND FUND-CLASS C	RAYMOND JAMES & ASSOC INC	6.034
	FBO KETHLEY TRUST
	BIN#
	880 CARILLON PKWY
	ST PETERSBURG FL 33716
TAX-FREE SHORT & INTERMEDIATE BOND C	MLPF&S FBO	46.206
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
TAX-FREE SHORT & INTERMEDIATE BOND C	RBC DAIN RAUSCHER FBO	29.061
	MARIE J GUNDLE TTEE
	MARIE J GUNDLE TRUST
	U/A DTD 09/27/1993
	34411 QUAKER VALLEY
	FARMINGTON HLS MI 48331-3666
TAX-FREE SHORT & INTERMEDIATE BOND C	RUTH STONE TTEE FBO	7.907
	RUTH STONE LIVING TRUST
	U/A DTD 04/09/1985
	3810 MISSION HILLS RD
	NORTHBROOK IL 60062
ASSET ALLOCATION FUND—BALANCED-CLASS C	MLPF&S FBO	36.415
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
ASSET ALLOCATION FUND—BALANCED-CLASS C	CITIGROUP GLOBAL MARKETS INC	10.528
	ATTN PETER BOOTH
	333 W 34TH ST 7TH FL
	NEW YORK NY 10001-2483
LARGE-CAP VALUE FUND CLASS C	MLPF&S FBO	29.397
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
LARGE-CAP VALUE FUND CLASS C	CITIGROUP GLOBAL MARKETS INC	7.321
	ATTN PETER BOOTH
	333 W 34TH ST 7TH FL
	NEW YORK NY 10001-2483
LARGE-CAP GROWTH FUND-CLASS C	CITIGROUP GLOBAL MARKETS INC	25.217
	ATTN PETER BOOTH
	333 W 34TH ST 7TH FL
	NEW YORK NY 10001-2483
LARGE-CAP GROWTH FUND-CLASS C	MLPF&S FBO	23.495
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
REAL ESTATE EQUITY INVESTMENT CLASS C	MLPF&S FBO	26.630
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
REAL ESTATE EQUITY INVESTMENT CLASS C	CITIGROUP GLOBAL MARKETS INC	9.341
	ATTN PETER BOOTH
	333 W 34TH ST 7TH FL
	NEW YORK NY 10001-2483
INTERNATIONAL BOND FUND CLASS C	MLPF&S FBO	53.488
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
INTERNATIONAL BOND FUND CLASS C	FIRST CLEARING, LLC	6.655
	A/C
	STUART B HIRSCH
	11 EAST PKWY
	CLIFTON NJ 07014-1201
INTERNATIONAL BOND FUND CLASS C	FIRST CLEARING, LLC	5.447
	A/C
	KENT ERWIN JOHNSON-MNGNG
	DIRECTOR OF THE KENT ERWIN
	6 ORSINGER FORGE
	SAN ANTONIO TX 78230-1581
INTERNET FUND CLASS C	MLPF&S FBO	25.464
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
INTERNET FUND CLASS C	CITIGROUP GLOBAL MARKETS INC	9.488
	ATTN PETER BOOTH
	333 W 34TH ST 7TH FL
	NEW YORK NY 10001-2483
MICRO-CAP EQUITY FUND-CLASS C	MLPF&S FBO	25.171
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
MICRO-CAP EQUITY FUND-CLASS C	CITIGROUP GLOBAL MARKETS INC	6.789
	ATTN PETER BOOTH
	333 W 34TH ST 7TH FL
	NEW YORK NY 10001-2483
SMALL-CAP VALUE FUND-CLASS C	MLPF&S FBO	34.771
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
SMALL-CAP VALUE FUND-CLASS C	CITIGROUP GLOBAL MARKETS INC	8.122
	ATTN PETER BOOTH
	333 W 34TH ST 7TH FL
	NEW YORK NY 10001-2483
SMALL-MID CAP FUND-CLASS C	MLPF&S FBO	23.139
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
MID-CAP VALUE FUND-CLASS C	MUNDER CAPITAL MGMT	100.000
	ATTN KIM WINEK
	480 PIERCE ST
	BIRMINGHAM MI 48009
INTERNATIONAL FUND - CORE EQUITY-CLASS C	MUNDER CAPITAL MGMT	100.000
	ATTN KIM WINEK
	480 PIERCE ST
	BIRMINGHAM MI 48009
INTERNATIONAL SMALL-MID CAP FUND-CLASS C	MUNDER CAPITAL MGMT	100.000
	ATTN KIM WINEK
	480 PIERCE ST
	BIRMINGHAM MI 48009
HEALTHCARE FUND-CLASS C	MLPF&S FBO	33.475
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
HEALTHCARE FUND-CLASS C	CITIGROUP GLOBAL MARKETS INC	5.468
	ATTN PETER BOOTH
	333 W 34TH ST 7TH FL
	NEW YORK NY 10001-2483
INTERNATIONAL FUND - CORE EQUITY-CLASS I	Wachovia Bank	37.848
	1525 West WT Harris Blvd
	NC1151
	Charlotte, NC 282881151
INTERNATIONAL FUND - CORE EQUITY-CLASS I	SEI Private Trust Company	18.084
	C/O Bryn Mawr ID292
	Attn: Mutual Funds
	One Freedom Valley Drive
	Oaks PA 19456
INTERNATIONAL FUND - CORE EQUITY-CLASS I	US BANK FBO IBC 401 (H)	17.458
	PO BOX 1787
	MILWAUKEE WI 53212-3981
INTERNATIONAL FUND - CORE EQUITY-CLASS I	WILLIS J HINDMAN	12.579
	DIXIE L HINDMAN TTEES
	W JAMES HINDMAN REVOCABLE TRUST
	U/A DTD 07/11/1998
	2322 NICODEMUS RD
	WESTMINSTER MD 21157-7412
INTERNATIONAL FUND - CORE EQUITY-CLASS I	US BANK FBO IBC-SERP	10.171
	PO BOX 1787
	MILWAUKEE WI 53212-3981
INTERNATIONAL SMALL-MID CAP FUND-CLASS I	Mitra & CO FBO 98	46.692
	C/O Marshall & Ilsley Trust CO N.A.
	11270 West Park Place Suite 400
	PPW-08-WM Milwaukee, WI 53224
INTERNATIONAL SMALL-MID CAP FUND-CLASS I	MAC & CO A/C	44.624
	MUTUAL FUND OPS-TC
	PO BOX 3198
	PITTSBURGH PA 152303198
INTERNATIONAL SMALL-MID CAP FUND-CLASS I	THE ROE FOUNDATION	5.104
	415 BELMONT AVE
	GREENVILLE SC 29601-4305
S&P MIDCAP INDEX Y	PATTERSON & CO FBO COMERICA	88.467
	FOR VARIOUS RETIREMENT PLANS
	NC-1076
	1525 WEST WT HARRIS BLVD
	CHARLOTTE NC 28288-1076
S&P MIDCAP INDEX Y	CALHOUN & CO	10.300
	C/O COMERICA BANK
	ATTN MUTUAL FUNDS UNIT MC 3446
	PO BOX 75000
	DETROIT MI 48275-3446
S&P SMALLCAP INDEX Y	PATTERSON & CO FBO COMERICA	75.185
	FOR VARIOUS RETIREMENT PLANS
	NC-1076
	1525 WEST WT HARRIS BLVD
	CHARLOTTE NC 28288-1076
S&P SMALLCAP INDEX Y	CALHOUN & CO	24.317
	C/O COMERICA BANK
	ATTN MUTUAL FUNDS UNIT MC 3446
	PO BOX 75000
	DETROIT MI 48275-3446
MID-CAP CORE GROWTH FUND CLASS C	MLPF&S FBO	35.469
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
MID-CAP CORE GROWTH FUND CLASS C	CITIGROUP GLOBAL MARKETS INC	10.653
	ATTN PETER BOOTH
	333 W 34TH ST 7TH FL
	NEW YORK NY 10001-2483
TECHNOLOGY FUND CLASS C	CITIGROUP GLOBAL MARKETS INC	14.088
	ATTN PETER BOOTH
	333 W 34TH ST 7TH FL
	NEW YORK NY 10001-2483
TECHNOLOGY FUND CLASS C	MLPF&S FBO	11.554
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
ENERGY FUND CLASS C	MLPF&S FBO	24.673
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
ENERGY FUND CLASS C	CITIGROUP GLOBAL MARKETS INC	5.056
	ATTN PETER BOOTH
	333 W 34TH ST 7TH FL
	NEW YORK NY 10001-2483
INDEX 500 FUND-CLASS R	RELIANCE TRUST COMPANY FBO	40.445
	KUNZLER & COMPANY, INC. 401 K PLAN
	PO BOX 45829
	ATLANTA, GA 30362
INDEX 500 FUND-CLASS R	ORCHARD TRUST CO LLC CUSTODIAN	14.377
	FBO OPPENHEIMER FUNDS RECORD
	KEEPER PRO
	C/O FASCORELLC
	8515 E ORCHARD RD 2T2
	GREENWOOD VILLAGE CO 80111-6298
INDEX 500 FUND-CLASS R	WILMINGTON TRUST COMP TTEE FBO	8.671
	ORNL FEDERAL CREDIT UNION DEFINED
	BENEFIT PL & TRUST A/C
	C/O MUTUAL FUNDS
	P O BOX 8880
	WILMINGTON, DE 19899-8880
INDEX 500 FUND-CLASS R	MG Trust Company Cust. FBO	6.362
	KETTLER 401K
	700 17th Street
	Suite 300
	Denver CO 80202
ASSET ALLOCATION FUND - BALANCED-CLASS R	MUNDER CAPITAL MGMT	99.964
	ATTN KIM WINEK
	480 PIERCE ST
	BIRMINGHAM MI 48009
LARGE-CAP VALUE FUND CLASS R	MUNDER CAPITAL MGMT	99.986
	ATTN KIM WINEK
	480 PIERCE ST
	BIRMINGHAM MI 48009
LARGE-CAP GROWTH FUND-CLASS R	MUNDER CAPITAL MGMT	100.000
	ATTN KIM WINEK
	480 PIERCE ST
	BIRMINGHAM MI 48009
INTERNET FUND CLASS R	MLPF&S FBO	70.017
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
INTERNET FUND CLASS R	MUNDER CAPITAL MGMT	29.983
	ATTN KIM WINEK
	480 PIERCE ST
	BIRMINGHAM MI 48009
MICRO-CAP EQUITY FUND-CLASS R	MG TRUST COMPANY CUST. FBO	20.225
	FIRST TOOL CORPORATION
	700 17TH STREET
	SUITE 300
	DENVER CO 80202
MICRO-CAP EQUITY FUND-CLASS R	WILMINGTON TRUST COMP TTEE FBO	14.678
	SCALED COMPOSITES, LLC INCENTIVE
	SAVINGS PLAN A/C
	C/O MUTUAL FUNDS
	P O BOX 8971
	WILMINGTON, DE 19899-8971
MICRO-CAP EQUITY FUND-CLASS R	TRUSTLYNX & CO	14.121
	ACCOUNT #
	TRUSTLYNX
	PO BOX 173736
	DENVER CO 80217-3736
MICRO-CAP EQUITY FUND-CLASS R	WILMINGTON TRUST CO TTEE FBO	13.092
	PROFIT SHARING PLAN OF THE RATCLIFF
	ARCHITECTS PLAN A/C
	C/O MUTUAL FUNDS
	P O BOX 8971
	WILMINGTON, DE 19899-8971
MICRO-CAP EQUITY FUND-CLASS R	MG TRUST COMPANY CUST. FBO	8.339
	VICTOR REINZ VALVE SEALS, LLC/
	700 17TH STREET
	SUITE 300
	DENVER CO 80202
SMALL-CAP VALUE FUND-CLASS R	DCGT as TTEE and/or CUST	36.350
	FBO Various Qualifed Plans
	ATTN NPIO TRADE DESK
	711 High Street
	Des Moines, IA 50303
SMALL-CAP VALUE FUND-CLASS R	TRUSTLYNX & CO	13.783
	ACCOUNT #
	TRUSTLYNX
	PO BOX 173736
	DENVER CO 80217-3736
SMALL-CAP VALUE FUND-CLASS R	MLPF&S FBO	11.420
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
SMALL-CAP VALUE FUND-CLASS R	TRUSTLYNX & CO	5.561
	ACCOUNT #
	TRUSTLYNX
	PO BOX 173736
	DENVER CO 80217-3736
MID-CAP CORE GROWTH FUND-CLASS R	NFS LLC FEBO	36.427
	TRANSAMERICA LIFE INSURANCE
	1150 S OLIVE ST STE 2700
	LOS ANGELES CA 90015-2211
SMALL-MID CAP FUND-CLASS R	MLPF&S FBO	78.195
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
SMALL-MID CAP FUND-CLASS R	MUNDER CAPITAL MGMT	10.455
	ATTN KIM WINEK
	480 PIERCE ST
	BIRMINGHAM MI 48009
SMALL-MID CAP FUND-CLASS R	MG TRUST COMPANY CUST. FBO	7.127
	WOW DISTRIBUTING COMPANY, INC. 401(
	700 17TH STREET
	SUITE 300
	DENVER CO 80202
MID-CAP VALUE FUND-CLASS R	MUNDER CAPITAL MGMT	100.000
	ATTN KIM WINEK
	480 PIERCE ST
	BIRMINGHAM MI 48009
HEALTHCARE FUND-CLASS R	MLPF&S FBO	40.074
	THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION (97XXX)
	4800 DEER LAKE DR E 2ND FL
	JACKSONVILLE FL 32246-6484
HEALTHCARE FUND-CLASS R	COUNSEL TRUST FBO	33.715
	TEX-LINK COMMUNICATIONS INC 401K
	1251 WATERFRONT PL
	PITTSBURGH PA 15222-4235
HEALTHCARE FUND-CLASS R	MUNDER CAPITAL MGMT	26.211
	ATTN KIM WINEK
	480 PIERCE ST
	BIRMINGHAM MI 48009
As of October 1, 2007, Comerica Bank held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of the following Funds: Bond Fund, Cash Investment Fund, Healthcare Fund, Index 500 Fund, International Bond Fund, International Equity Fund, Intermediate Bond Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Real Estate Equity Investment Fund, S&P MidCap Index Equity Fund, S&P SmallCap Index Equity Fund, Small-Cap Value Fund, Tax-Free Money Market Fund and Tax-Free Short & Intermediate Bond Fund. As a result, Comerica Bank may be deemed to have control of one or more of these Funds and may be able to affect the outcome of matters presented for a vote of the shareholders of the Funds. Other shareholders of record with more than 25% of the outstanding shares of the Funds are believed to be held only as nominee.

Shareholder Approvals. As used in this SAI and in the Prospectuses, a “majority of the outstanding shares” of a Fund means the lesser of (a) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

REGISTRATION STATEMENT

This SAI and the Funds’ Prospectuses do not contain all the information included in the Funds’ registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, DC. Text-only versions of fund documents can be viewed online or downloaded from the SEC’s website at http://www.sec.gov.

Statements contained herein and in the Funds’ Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Funds’ registration statement, each such statement being qualified in all respects by such reference.

ANNUAL FUND OPERATING EXPENSES

Unless otherwise noted, a Fund’s expense ratio, identified as “Annual Fund Operating Expenses” in the Prospectus expense tables, reflects that Fund’s actual operating expenses for its most recent fiscal year as a percentage of the Fund’s average net assets for the year. Because the percentage is based on a Fund’s “average” net assets over a period of one year, it does not identify what the expense ratio would be at asset levels that differ from the average. Asset levels that are substantially higher or lower than the average may result in substantially lower or higher expense ratios. A Fund with a sizable percentage of non-asset-based fees, which experiences a significant asset decline during a fiscal year, may have substantially increased expense ratios in its following fiscal year absent a significant increase in assets or reduction in non-asset-based fees. Depending on the circumstances, a Fund may not be able to proportionately reduce non-asset-based fees should assets decrease. Examples of non-asset-based fees include transfer agency (for certain of the Trust’s other series), sub-accounting, and sub-transfer agency, printing, custody (out-of-pocket), audit and legal fees.

FINANCIAL STATEMENTS

The financial statements of the Funds (including when they were Predecessor Funds, if applicable), including the notes thereto, dated June 30, 2007 have been audited by Ernst & Young LLP, independent registered public accounting firm, and are incorporated by reference into this SAI from the Annual Reports of the Funds, dated as of June 30, 2007. No such information is yet available for the International Fund — Core Equity, International Small-Mid Cap Fund, Mid-Cap Value Fund and Small-Mid Cap 130/30 Fund, each of which had not yet commenced operations as of that date. The information under the caption “Financial Highlights” appearing in each applicable Fund’s Prospectus dated October 31, 2007 shows each Fund’s financial performance for the past five years (or, if shorter, the period of the Fund’s or class’s operations) through June 30, 2007 and has been derived from the financial statements audited by Ernst & Young LLP. Such financial statements and financial highlights are included or incorporated by reference herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

APPENDIX A

NRSRO CREDIT RATINGS

Following are descriptions of the credit ratings issued by certain NRSROs.

Corporate Bonds

From Moody’s Investors Services, Inc. (“Moody’s”) description of its bond ratings:

“Aaa”: Bonds which are rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa”: Bonds which are rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in “Aaa” securities.

“A”: Bonds which are rated “A” possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

“Baa”: Bonds which are rated “Baa” are considered as medium -grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba”: Bonds which are rated “Ba” are judged to have speculative elements; their future cannot be considered as well -assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

“B”: Bonds which are rated “B” generally lack characteristics of the desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

“Caa”: Bonds which are rated “Caa” are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from “Aa” through “Caa”. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

From Standard & Poor’s Corporation (“S&P”) description of its bond ratings:

“AAA”: An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA”: An obligation rated “AA” differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A”: An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher -rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB”: An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B” and “CCC”: Obligations rated “BB,” “B” and “CCC” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “CCC” the higher. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB”: An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B”: An obligation rated “B” is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC”: An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

From Fitch Ratings, Inc. (“Fitch”) description of its bond ratings:

“AAA”: Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA”: Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A”: High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB”: Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment -grade category.

“BB”: Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as a result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B”: Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C”: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

“+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.

Commercial Paper

The following Moody’s designations indicate the relative repayment ability of rated issuers:

“Prime-1” or “P-1”: Issuers rated “Prime-1” (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. “Prime-1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

“Prime-2” or “P-2”: Issuers rated “Prime-2” (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of “Prime-1” rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days.

“A-1”: This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

“A-2”: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

A Fitch short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

“F1”: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2”: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

MUNDER SERIES TRUST

LIQUIDITY MONEY MARKET FUND

STATEMENT OF ADDITIONAL INFORMATION

Dated October 31, 2007

Liquidity Money Market Fund (“Fund”) is a diversified series of Munder Series Trust (“Trust” or “MST”), an open-end management investment company. The Fund’s investment advisor is Munder Capital Management (“Advisor” or “MCM”).

This Statement of Additional Information (“SAI”), which has been filed with the Securities and Exchange Commission (“SEC”), provides supplementary information to investors in the Fund. This SAI is not a prospectus, and should be read only in conjunction with the Fund’s Prospectus dated October 31, 2007 (“Prospectus”). The financial statements for the Fund including the notes thereto, dated June 30, 2007, are incorporated by reference into this SAI from the annual report of the Fund. A copy of the Prospectus and annual and semi-annual reports may be obtained free of charge through Funds Distributor, Inc. (“Distributor”), or by calling the Fund at (800) 438-5789.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

No person has been authorized to give any information or to make any representations not contained in this SAI or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or the Distributor. The Prospectus does not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

2

FUND HISTORY AND GENERAL INFORMATION

The Trust is an open-end management investment company. The Trust was organized as a Delaware statutory trust on January 31, 2003. The Fund is a diversified mutual fund. Prior to May 16, 2003, the Fund was a series of another open-end management investment company, St. Clair Funds, Inc., a Maryland corporation organized on May 23, 1984 under the name “St. Clair Money Market Fund, Inc.,” which was changed to “St. Clair Fixed Income Fund, Inc.” on December 30, 1986 and to “St. Clair Funds, Inc.” on September 18, 1996 (“St. Clair”). On May 16, 2003, the Fund was reorganized as a separate series of the Trust. The other separate series of St. Clair were reorganized as separate series of the Trust on April 30, 2003. Three other open-end management investment companies, The Munder Funds, Inc. (“MFI”), The Munder Funds Trust (“MFT”) and The Munder Framlington Funds Trust (“MFFT”) (except for one of its series), reorganized as series of the Trust on June 13, 2003 and October 30, 2003. For simplicity, St. Clair, MFI, MFT, MFFT and their respective series that reorganized as series of the Trust are referred to in this SAI together as the “Predecessor Funds.” Effective February 8, 2005, MFFT was renamed Munder Series Trust II (“MST II”). MST, MST II and The Munder @Vantage Fund (“@Vantage”) are referred to in this SAI collectively as the “Munder Funds.”

Prior to April 30, 2003, the Fund was named Liquidity Plus Money Market Fund. On February 14, 2006, the Fund’s Board of Trustees approved a change in the Fund’s fiscal year end from December 31 to June 30.

As stated in the Prospectus, the investment advisor of the Fund is Munder Capital Management, a Delaware general partnership. As of the date of this SAI, the partners of Munder Capital Management are Munder Capital Holdings, LLC, which owns approximately 99.5% of Munder Capital Management, and Munder Capital Holdings II, LLC, which owns approximately 0.5% of Munder Capital Management. As of June 30, 2007, the ownership of Munder Capital Management was as follows: Munder Capital Management employees hold partnership units representing 20.3% of the firm’s value with an opportunity to increase their interest to over 30% (or approximately 35% of the outstanding voting power) within the next five years; Crestview Partners GP, L.P. and its affiliates hold units representing 67.1% of the firm’s value; and other minority-interest investors hold units totaling 12.6% of the value.

Shares of the Fund are sold only through Comerica Securities, Inc., Comerica Bank, or their affiliates, and certain other institutional investors (collectively, “Institutional Investors”). Shares may be purchased by Institutional Investors for investment of their own funds, or for funds of their customer accounts (“Customer Accounts”) for which they serve in a fiduciary, agency or custodial capacity. Shares are sold and redeemed without the imposition of a purchase or redemption charge by the Fund, although Institutional Investors that are record owners of Shares for their Customer Accounts may charge their customers separate account fees.

Capitalized terms used in this SAI and not otherwise defined have the same meanings as are given to them in the Prospectus.

FUND INVESTMENTS

The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Fund. The Fund’s investment objective or goal and its investment policies, unless specifically designated as fundamental, are non-fundamental policies and may be changed by the Board of Trustees (“Board of Trustees” or “Board”) without the authorization of the Fund’s shareholders. There can be no assurance that the Fund will achieve its objective or goal.

3

A description of the applicable credit ratings is set forth in Appendix A to this SAI.

Asset-Backed Securities. The Fund may purchase asset-backed securities (i.e., securities backed by mortgages, installment sales contracts, credit card receivables or other assets). The average life of asset-backed securities varies with the maturities of the underlying instruments. The average life of an asset-backed instrument is likely to be substantially less than the original maturity of the asset pools underlying the securities as the result of unscheduled principal payments and prepayments. The rate of such prepayments, and hence the life of the securities, will be primarily a function of current interest rates and current conditions in the relevant markets. Because of these and other reasons, an asset-backed security’s total return may be difficult to predict precisely.

Bank Obligations. The Fund may purchase U.S. dollar-denominated bank obligations, including certificates of deposit, bankers’ acceptances, bank notes, deposit notes and interest-bearing savings and time deposits, issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. For this purpose, the assets of a bank or savings institution include the assets of both its domestic and foreign branches. The Fund will invest in the obligations of domestic banks and savings institutions only if their deposits are federally insured.

Non-domestic bank obligations include Eurodollar Certificates of Deposit (“ECDs”), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits (“ETDs”), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits (“CTDs”), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit (“Yankee CDs”), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers’ Acceptances (“Yankee BAs”), which are U.S. dollar-denominated bankers’ acceptances issued by a U.S. branch of a foreign bank and held in the United States. Although the Fund will invest in obligations of foreign banks or foreign branches of U.S. banks only when the Advisor deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.

Borrowing. Each Fund is authorized to borrow money as permitted under the Investment Company Act of 1940, as amended (“1940 Act”), and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Borrowing may be unsecured. The 1940 Act requires the Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds. The Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Fund may, in connection with permissible borrowings, transfer, as collateral, securities owned by the Fund.

Commercial Paper. The Fund may invest in commercial paper, including tax-exempt commercial paper (i.e., short-term promissory notes issued by corporations), of issuers rated, at the time of purchase, in one of the two highest rating categories by a nationally recognized statistical rating organization (“NRSRO”), such as Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s

4

Ratings Service, a division of McGraw-Hill Companies, Inc. (“S&P”) or Fitch Ratings, Inc. (“Fitch”), if rated by only one NRSRO, or by two NRSROs if rated by more than one NRSRO. To the extent that the ratings accorded by NRSROs may change as a result of changes in their rating systems, the Fund will attempt to use comparable ratings as standards for its investments, in accordance with the investment policies contained herein. Where necessary to ensure that an instrument meets, or is of comparable quality to, the Fund’s rating criteria, the Fund may require that the issuer’s obligation to pay the principal of, and the interest on, the instrument be backed by insurance or by an unconditional bank letter or line of credit, guarantee, or commitment to lend. In addition, the Fund may acquire commercial paper and corporate bonds of issuers that are not rated but are determined by the Advisor at the time of purchase to be of comparable quality to instruments of issuers that may be acquired by the Fund as previously described.

Foreign Securities. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers such as foreign commercial paper and obligations of foreign banks. Income and gains on foreign securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less trading volume than the New York Stock Exchange (“NYSE”) and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and less regulation of stock exchanges, brokers, and listed companies than in the United States.

Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Guaranteed Investment Contracts and Funding Agreements. The Fund may make limited investments in guaranteed investment contracts (“GICs”) or Funding Agreements issued by U.S. insurance companies. GICs and Funding Agreements are normally general obligations of the issuing insurance company. In some cases Funding Agreements may be part of an insurance company’s separate account, but they still benefit from a guarantee from the general account. Pursuant to a GIC or a Funding Agreement, the Fund makes cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits the Fund on a periodic basis with interest that is based on an index. The Fund will only purchase GICs or Funding Agreements from insurance companies that, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Board of Trustees. Generally, GICs and Funding Agreements are not assignable or transferable without the permission of the issuing insurance company, and an active secondary market in GICs and Funding Agreements does not currently exist.

5

Therefore, GICs and Funding Agreements will normally be considered illiquid investments, and will be acquired subject to the Fund’s limitation on illiquid investments.

Illiquid Securities. The Fund may invest up to 10% of the value of its net assets (determined at time of acquisition) in securities that are illiquid. Illiquid securities generally include securities for which there is a limited trading market, repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities that are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (“1933 Act”). This includes restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the 1933 Act (“Rule 144A securities”) and commercial obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the 1933 Act (“Section 4(2) paper”).

Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers that make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold only to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund’s limitation on investment in illiquid securities. The Advisor will determine the liquidity of such investments pursuant to guidelines established by the Board. It is possible that unregistered securities purchased by a Fund in reliance upon Rule 144A could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities within a time frame deemed to be in the best interest of the Fund.

Investment Company Securities. The Fund may invest in securities issued by other investment companies. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the expenses the Fund bears directly in connection with its own operations. Except as described in the following paragraph, the Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. These limitations do not apply to investments in investment companies through a master-feeder type arrangement. In addition, to the extent allowed by law or regulation, the Fund may invest its assets in securities of investment companies that are money market funds, including those advised by the Advisor or otherwise affiliated with the Advisor, in excess of the limits discussed above. Other investment companies in which the Fund invests can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, which would be in addition to those incurred by the Fund.

The Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with both changes in the underlying portfolio securities of the investment

6

company and also due to supply and demand of the investment company’s shares on the exchange upon which their shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Examples of ETFs include: SPDRs®, Select Sector SPDRs®, DIAMONDSSM , NASDAQ 100 Shares, and iShares.

Lending of Portfolio Securities. To enhance the return on its portfolio, the Fund may lend securities in its portfolio (subject to a limit of 33  1/3% of its total assets) to securities firms and financial institutions. Each loan will be secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. government securities. Depending on the type of securities loaned, the Fund will receive initial collateral valued at 102%, 102.5% or 105% of the market value of the loaned securities. The value of the collateral will be monitored on a daily basis, and the borrower of the securities will be required to maintain the market value of the collateral at not less than a percentage (in the range of 100% to 105%, depending on the type of securities loaned) of the market value of the loan. The borrower pays to the lending Fund an amount equal to any dividends or interest received on loaned securities. The Fund retains all or a portion of the interest received on investment of cash collateral and/or receives a fee from the borrower; however, the lending Fund will generally pay certain administrative and custodial fees in connection with each loan.

The Fund has a right to call a loan and have the securities on loan returned at any time. The Fund will generally not have the right to vote securities while they are being loaned, but it is expected that the Advisor will call a loan in anticipation of any important vote.

The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, the Fund is responsible for any loss that might result from its investment of the borrower’s collateral.

The Board has appointed a securities lending agent for the Fund’s securities lending activity. The securities lending agent maintains a list of broker-dealers, banks or other institutions that it has determined to be creditworthy. The Board reviews and approves this list annually. The Funds will only enter into loan arrangements with borrowers on the approved list.

Mortgage-Backed Securities. The Fund may purchase mortgage-backed securities. The types of mortgage-backed securities in which the Fund may invest include collateralized mortgage obligations (“CMO”). A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue.

7

Mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”) include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”). Ginnie Maes are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Maes also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee.

Mortgage-backed securities issued by the Federal National Mortgage Association (“FNMA”) include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”). Fannie Maes are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA.

Mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation (“FHLMC”) include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The average life of mortgage-backed securities varies with the maturities of the underlying instruments, which in the case of mortgages have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of unscheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the securities, will be primarily a function of current interest rates and current conditions in the relevant housing markets. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in the periods of falling interest rates, the rate of mortgage prepayment tends to increase. During such periods, the reinvestment of prepayment proceeds by the Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, a mortgage-backed security’s total return may be difficult to predict precisely. When the Fund purchases mortgage-backed securities at a premium, mortgage prepayments (which may be made at any time without penalty) may result in some loss of the Fund’s principal investment to the extent of the premium paid.

Municipal Obligations. The Fund may, when deemed appropriate by the Advisor in light of the Fund’s investment objective, invest in high quality municipal obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for Federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of money market instruments of comparable quality. The Fund does not expect to invest more than 5% of its net assets in such municipal obligations during the current fiscal year. Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from regular Federal income tax are

8

rendered by bond counsel or counsel to the respective issuers at the time of issuance. The Fund does not review the proceedings relating to the issuance of municipal obligations or the bases for such opinions.

An issuer’s obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal obligations may be materially adversely affected by litigation or other conditions.

Any distributions of tax exempt interest to shareholders of the Fund will be taxed to shareholders as ordinary income and such distributions will not be tax exempt.

General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Limited obligation bonds (or revenue bonds) are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer’s general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor). Under the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), certain limited obligation bonds are considered “private activity bonds” and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability. Pre-refunded bonds are municipal obligations that are generally backed or secured by U.S. Treasury bonds. In a typical pre-refunded issue, a municipality sells new bonds and uses the proceeds to buy Treasury securities. It then sets those Treasuries aside, keeping them in special escrow account that will be used to redeem the older, higher-coupon bonds either at the earliest possible date or some later date. Pre-refunded bonds can provide investors with a combination of the highest possible credit quality, and a taxable equivalent yield that compares favorably with that available on Treasuries. Bond anticipation notes (“BAN”) are short-term debt instruments issued by a state or municipality that will be paid off with the proceeds of an upcoming bond issue. Revenue anticipation notes (“RAN”) are short-term debt issues of a municipal entity that are to be repaid out of anticipated revenues, such as sales taxes. When the anticipated revenues are collected, the RAN is paid off.

Some longer-term municipal obligations give the investor the right to “put” or sell the security at par (face value) within a specified number of days following the investor’s request—usually one to seven days. This demand feature enhances a security’s liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the Fund would hold the longer-term security, which could experience substantially more volatility.

The Fund may invest in municipal obligations with maturities in excess of 397 days as allowed under Rule 2a-7 of the 1940 Act. In general, any such securities purchased by the Fund will include a demand feature that allows the Fund to receive principal and interest within seven days of demand. Such securities are sometimes called “synthetic paper”.

The Fund may invest in municipal obligations with credit enhancements such as letters of credit, municipal obligation insurance and standby bond purchase agreements (“SBPAs”). Letters of credit that are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal obligation should default. Municipal obligation insurance,

9

which is usually purchased by the bond issuer from a private, non-governmental insurance company, provides an unconditional and irrevocable guarantee that the insured obligation’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any Fund. The credit rating of an insured municipal obligation reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured municipal obligation. Although defaults on insured municipal obligations have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest rating. An SBPA is a liquidity facility provided to pay the purchase price of bonds that cannot be re-marketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider’s obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower.

Repurchase Agreements. The Fund may agree to purchase securities from financial institutions or broker-dealers deemed creditworthy by the Advisor, subject to the seller’s agreement to repurchase the securities at an agreed-upon time and price (“repurchase agreements”). The resale price under a repurchase agreement is generally equal to the price paid by the Fund, plus interest negotiated on the basis of then-current short-term rates (which may be more or less than the rate on the underlying securities). Repurchase agreements are typically entered into for periods of one week or less.

The Advisor will review and continuously monitor the creditworthiness of each approved seller, and will require each of the Fund’s repurchase agreements to be fully collateralized at all times with high-quality, liquid assets maintained by the seller in a segregated account. Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller. If a seller under a repurchase agreement were to default on the agreement and be unable to repurchase the security subject to the repurchase agreement, the Fund would look to the collateral underlying the seller’s repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller’s obligation to the Fund. The Fund might incur a loss if the value of the collateral declines and may incur disposition costs in liquidating certain collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller, obtaining rights to sell the collateral may be delayed or limited and a loss may be incurred, except with respect to repurchase agreements secured by U.S. government securities. The securities held subject to a repurchase agreement may have stated maturities exceeding 397 days, provided that the repurchase agreement itself matures in 397 days or less.

Securities subject to repurchase agreements will be held, as applicable, by the Fund’s custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

Repurchase agreements shall be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or, where the agreement

10

is subject to demand, the notice period applicable to a demand for the repurchase of the securities. The staff of the SEC currently takes the position that repurchase agreements maturing in more than seven days are illiquid securities.

Restricted Securities. The Fund may invest in commercial obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the 1933 Act (“Section 4(2) paper”). The Fund may also purchase securities that are not registered under the 1933 Act, but which can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act (“Rule 144A securities”). Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers that make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold only to other qualified institutional buyers. The Advisor will determine the liquidity of such investments pursuant to guidelines established by the Board. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund’s limitation on investment in illiquid securities. It is possible that unregistered securities purchased by the Fund in reliance upon Rule 144A could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

Reverse Repurchase Agreements. The Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price (“reverse repurchase agreements”). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Fund will maintain cash or liquid assets designated on the Fund’s records in an amount at least equal to the repurchase price, plus accrued interest, subject to the agreement. To the extent that positions in reverse repurchase agreements are not covered by designating cash or liquid assets at least equal to the repurchase price plus accrued interest, such transactions would be subject to the Fund’s restrictions on borrowings.

Stand-by Commitments. The Fund may enter into stand-by commitments with respect to municipal obligations held by it. Under a stand-by commitment, a dealer agrees to purchase at the Fund’s option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be exercisable by the Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.

The Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Fund will not exceed  1/2 of 1% of the value of the Fund’s total assets calculated immediately after each stand-by commitment is acquired.

The Fund intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Advisor’s opinion, present minimal credit risks. The acquisition of a stand-by commitment will not affect the valuation of the underlying municipal obligation. The actual stand-by

11

commitment will be valued at zero in determining net asset value. Accordingly, where the Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by the Fund and will be reflected as a realized gain or loss when the commitment is exercised or expires.

Stripped Securities. The Fund may acquire U.S. government obligations and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government obligations, the holder will resell the stripped securities in custodial receipt programs. The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a single future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government obligations for Federal tax and securities purposes. The Fund is not aware of any binding legislative, judicial or administrative authority on this issue.

Only instruments that are stripped by the issuing agency will be considered U.S. government obligations. Securities that are stripped by their holder do not qualify as U.S. government obligations.

The U.S. Treasury Department facilitates transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on U.S. Treasury securities through the Federal Reserve book-entry recordkeeping system. The Federal Reserve program as established by the U.S. Treasury Department is known as “STRIPS” or “Separate Trading of Registered Interest and Principal of Securities.” Under the STRIPS program, the Fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry recordkeeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

Certain types of stripped securities will normally be considered illiquid instruments and will be acquired subject to the limitation on illiquid investments unless the Advisor determines them to be liquid under guidelines established by the Board.

In addition, the Fund may invest in stripped mortgage-backed securities (“SMBS”), which represent beneficial ownership interests in the principal distributions and/or the interest distributions on mortgage assets. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most common case, one class of SMBS will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class).

The original principal amount, if any, of each SMBS class represents the amount payable to the holder thereof over the life of such SMBS class from principal distributions of the underlying mortgage assets, which will be zero in the case of an IO class. Interest distributions allocable to a class of SMBS, if any, consist of interest at a specified rate on its principal amount, if any, or its notional principal amount in the case of an IO class. The notional principal amount is used solely for purposes of the determination of interest distributions and certain other rights of holders of such IO class and does not represent an interest in principal distributions of the mortgage assets.

12

Yields on SMBS will be extremely sensitive to the prepayment experience of the underlying mortgage loans, and there are other associated risks. For IO classes of SMBS and SMBS that were purchased at prices exceeding their principal amounts there is a risk that the Fund may not fully recover its initial investment.

The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made under guidelines and standards established by the Board. Such securities may be deemed liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the Fund’s net asset value per share.

Supranational Bank Obligations. The Fund may invest in supranational bank obligations. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., The World Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that these commitments will be undertaken or met in the future.

U.S. Government Obligations. The Fund may purchase obligations issued or guaranteed by the U.S. government and U.S. government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. government, such as those of the GNMA are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the FNMA, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of FHLMC and the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. government obligations that may be acquired by the Fund include without limitation U.S. Treasury bills, U.S. Treasury notes and U.S. Treasury bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, FNMA, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, FHLMC, Federal Intermediate Credit Banks and Maritime Administration.

U.S. Treasury securities differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less, Treasury notes have initial maturities of one to ten years and Treasury bonds generally have initial maturities greater than ten years. A portion of the U.S. Treasury securities purchased by the Fund may be “zero coupon” Treasury securities. These are U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts or which are certificates representing interests in such stripped debt obligations and coupons. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. A zero coupon security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a “deep discount” price).

The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon

13

reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise. For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest. Current federal tax law requires that a holder (such as the Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year.

Certain banks and brokerage firms have separated (“stripped”) the principal portions (“corpus”) from the coupon portions of the U.S. Treasury bonds and notes and sell them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account). The Fund will not purchase any such receipts or certificates representing stripped corpus or coupon interests in U.S. Treasury securities sold by banks and brokerage firms. The Fund will only purchase zero coupon Treasury securities that have been stripped by the Federal Reserve Bank. See “Stripped Securities” above for more information on these types of securities.

Variable Amount Master Demand Notes. The Fund may purchase variable amount master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, the Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Fund may invest in variable amount master demand notes only when the Advisor deems the investment to involve minimal credit risks.

Variable or Floating Rate Instruments. Debt instruments in which the Fund invests may be structured to have variable or floating interest rates. A floating rate security is a security the terms of which provide for the adjustment of its interest rate whenever a specified interest rate changes and that, at any time until the final maturity of the instrument or period remaining until the principal can be recovered through demand, can reasonably be expected to have a market value that approximates its amortized cost. A variable rate security is a security the terms of which provide for the adjustment of its interest rate on set dates (such as the last day of a month or calendar quarter) and that, upon each adjustment until the final maturity of the instrument or the period remaining until the principal amount can be recovered through a demand, can reasonably be expected to have a market value that approximates its amortized cost. Variable or floating rate obligations purchased by the Fund may have stated maturities in excess of the Fund’s maturity limitation if the Fund can demand payment of the principal of the instrument at least once during such period on not more than thirty days’ notice (this demand feature is not required if the instrument is guaranteed by the U.S. government or an agency thereof). These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to the Fund, the issuer’s obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. The Fund will invest in variable and floating rate instruments only when the Advisor deems the investment to involve minimal credit risk.

14

Variable or floating rate securities held by the Fund will be subject to the Fund’s limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

In determining average weighted portfolio maturity of the Fund, short-term variable or floating rate securities are deemed to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. For purposes of this paragraph, “short-term” with respect to a security means that the principal amount, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less.

In determining average weighted portfolio maturity of a Fund, long-term variable or floating rate securities are deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. For purposes of this paragraph, “long-term” with respect to a security means that the principal amount of the security is scheduled to be paid in more than 397 days.

Variable or floating rate government securities where the variable rate of interest is readjusted no less frequently than every 762 days shall be deemed to have a maturity equal to the period remaining until the next interest rate readjustment.

When calculating the Fund’s dollar-weighted average portfolio maturity, floating rate securities are deemed to have a maturity of one day, and variable rate securities are deemed to have a maturity equal to the lesser of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions). When-issued purchases and forward commitments (known as delayed-delivery transactions) are commitments by the Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

When the Fund agrees to purchase securities on a when-issued or forward commitment basis, the Fund will designate on its records cash or liquid assets equal to the amount of the commitment on the settlement date. Normally, the Fund will designate portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to designate additional assets in order to ensure that the value of such assets remains equal to the amount of the Fund’s commitments. Because the Fund’s liquidity and ability to manage its portfolio might be affected when it designates cash or liquid assets to cover such purchase commitments, the Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of the Fund’s total assets absent unusual circumstances.

15

The Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss. When the Fund has sold a security pursuant to one of these transactions, the Fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or suffer a loss.

When the Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

A when-issued or delayed delivery transaction includes a “to be announced” transaction in which a seller agrees to deliver a security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the purchaser agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, the purchaser and the seller would agree upon the issuer, coupon rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it delivers mortgages that meet the specified terms.

The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Yields and Ratings. The yields on certain obligations, including the money market instruments in which the Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P, Moody’s, Fitch and other NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

The Fund will not invest more than 5% of its total assets in securities rated in the second highest rating category by such NRSROs and will not invest more than 1% of its total assets in such securities of any one issuer. The Fund intends to limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) to not more than 5% of the Fund’s total assets at the time of purchase, provided that the Fund may invest up to 25% of its total assets in the securities of any one issuer rated in the highest rating category by an NRSRO for a period of up to three business days. Unrated and certain single rated securities (other than U.S. government securities) may be purchased by the Fund, but are subject to a determination by the Advisor, in accordance with procedures established by the Board, that the unrated and single rated securities are of comparable quality to the appropriate rated securities.

Subsequent to its purchase by the Fund, an unrated security may be rated, a rated security may cease to be rated, or a rated security’s rating may be reduced. The Board or the Advisor, pursuant to guidelines established by the Board, will consider such an event in determining whether the Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

Disclosure of Portfolio Holdings. The Board has adopted policies regarding disclosure of the Munder Funds’ portfolio holdings information. These policies generally prohibit the Munder Funds, MCM, and any sub-advisor to the Munder Funds from disclosing any information concerning the Munder Funds’ portfolio holdings to any third-party earlier than the day next following the day on which the information is publicly disclosed.

16

The Fund generally does not publicly disclose its portfolio holdings. However, MCM and/or the Fund may disclose any and all portfolio holdings information to the following categories of persons, subject to the applicable conditions:

Service providers. MCM and/or the Fund may disclose portfolio holdings information to the Fund’s primary service providers (i.e., the Fund’s advisor, sub-advisors, custodian, distributor, fund accountant, administrator, sub-administrator, independent public accountants, and external legal counsel) and to other service providers (such as proxy voting services, pricing information vendors, broker-dealers who effect portfolio securities transactions, broker-dealers who provide pricing information, and providers of printing and/or regulatory filing services) who need access to such information to perform services for the benefit of the Fund. Portfolio holdings information will be disclosed to a service provider to the extent and as frequently as necessary to allow such service provider to perform its duties and responsibilities which may be immediate with no lag time. The service providers are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract. The Fund’s current primary service providers are MCM, State Street Bank and Trust Company, Funds Distributor, Inc., PFPC Inc., Ernst &Young LLP, Dechert LLP, and Morgan Lewis & Bockius LLP. Other service providers who routinely receive portfolio holdings information from the Fund are Institutional Shareholder Services, FT Interactive, Reuters, Thomsen Financial/ILX, Bear Stearns, WM Company, R.R. Donnelley and Bowne & Co.

Other. The Fund, MCM or any sub-advisors to the Munder Funds may disclose portfolio holdings information to other individuals or entities, but only if the following conditions have been met: (1) a written request for disclosure prior to public dissemination must be submitted to and approved in writing by either the President or a Vice President of the Munder Funds and MCM’s Legal Department; (2) the President or a Vice President of the Munder Funds and MCM’s Legal Department must determine that the requested disclosure would serve a legitimate business purpose of the Fund and is in the best interests of the Fund and its shareholders; (3) the portfolio holdings information must be disclosed pursuant to the terms of a written confidentiality agreement between the recipient and the Fund, unless such disclosure is otherwise required by applicable law; and (4) none of the Munder Funds, the Munder Funds’ investment advisers, or their affiliates may receive compensation or other consideration in connection with an arrangement to make available information about the Fund’s portfolio holdings. In determining whether the requested disclosure is in the best interest of Fund shareholders, the President or Vice President of the Munder Funds, as applicable, and MCM’s Legal Department will take into consideration the likelihood that, and the extent to which, the disclosure of such information may be used in a harmful or abusive manner by the recipient. In the event of a conflict between the interests of the Munder Funds and their shareholders, on the one hand, and those of MCM, any sub-advisor to the Munder Funds, the Munder Funds’ principal underwriter, or any affiliated person of the Munder Funds, MCM, any sub-advisor to the Munder Funds or the Munder Funds’ principal underwriter, on the other hand, the conflict shall be resolved in favor of the interests of the Munder Funds and their shareholders.

The terms of any confidentiality agreement entered into will generally provide, among other things, that (1) the portfolio holding information is the confidential property of the Munder Funds and may not be shared or used directly or indirectly for any purpose except as expressly provided in the confidentiality agreement; (2) the recipient agrees to limit access to the portfolio holdings information to its employees (and agents) who, on a need to know basis, (a) are authorized to have access to the portfolio holdings information and (b) are subject to confidentiality obligations, including a duty not to trade on non-public information; and (3) the recipient does not distribute the portfolio holdings or result of the analysis to third parties, other departments or person who are likely to use the information for purposes of purchasing or selling the Munder Funds prior to the day next following the public disclosure of such portfolio holdings information.

17

The types of individuals or entities to whom MCM, a sub-advisor, or the Fund might disclose portfolio holdings information prior to public disclosure subject to the conditions described above could include mutual fund evaluation services and due diligence departments of broker-dealers and wirehouses. These services and departments regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. This is not meant to be an exclusive list and MCM, a sub-advisor and/or the Fund may disclose portfolio holdings to other types of third parties as long as the conditions described above are satisfied.

Portfolio managers, analysts and other senior officers or spokespersons of MCM, any sub-advisor to the Munder Funds or the Munder Funds are permitted to disclose or confirm the ownership of any individual portfolio holding to reporters, brokers, shareholders, consultants or other interested persons provided that such information already has been publicly disclosed. MCM or a sub-advisor may periodically distribute lists of portfolio holdings held by the Munder Funds for the purpose of facilitating efficient trading of such securities and receipt of relevant research. The information on such lists shall be as of month end and will not be distributed until the day next following the public disclosure of the portfolio holdings.

The Board receives reports at its quarterly meetings concerning disclosure by the Munder Funds of portfolio holdings information. The Board, MCM or a sub-advisor may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio holdings information beyond those found in the Munder Funds’ policies. The policies may not be waived, nor may exceptions be made without the approval of MCM’s Legal Department. All waivers and exceptions will be disclosed to the Board no later than its next regularly scheduled quarterly meeting. All material amendments to the policies will be submitted to the Board for approval or ratification.

INVESTMENT POLICIES

The Fund is subject to the investment policies enumerated in this section, which may be changed only by a vote of the shareholders of a majority of the Fund’s outstanding shares (as defined under “Other Information-Shareholder Approvals”).

As a matter of fundamental policy, the Fund:

1.	May not issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit the Fund to: (i) enter into commitments to purchase securities in accordance with the Fund’s investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

2.	May not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3.

May not act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Fund

18

may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit the Fund to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies, and investment program;

4.	May not purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Fund may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

5.	May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

6.	May not make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Fund may, among other things: (i) enter into repurchase agreements, (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan;

7.	Shall be a “diversified company” as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

8.	May not “concentrate” its investments in a particular industry, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to the Fund’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; (iii) instruments issued by domestic branches of U.S. banks (including U.S. branches of foreign banks subject to regulation under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); or (iv) repurchase agreements (collateralized by the instruments described in clause (ii) and clause (iii)); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund’s investments will not constitute a violation of such limitation, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if the Fund’s holdings of illiquid securities exceed 10% because of changes in the value of the Fund’s investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets.

19

MANAGEMENT OF THE FUND

The Trust is supervised by the Board, which is responsible for representing the interests of the shareholders. The Board meets periodically throughout the year to oversee the Fund’s activities.

Trustees and Officers. Information about the Trustees and officers of the Trust, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are as set forth in the table below. A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Trust (as that term is defined in Section 2(a)(19) of the 1940 Act). As used herein, the terms “Munder Funds” and “Fund Complex” consist of 29 portfolios, each of which is a series of MST, MST II or @Vantage.

Name, Address and Age	Position(s) with the Munder Funds	Term of Office(1) and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 59	Trustee and Chairman	Indefinite; Trustee since 2/93, Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (10/97 to 12/05).	29	None.

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 60	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate/ manufacturing company) (since 1991).	29	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 71	Trustee	Indefinite; since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	29	Nighthawk Radiology Holdings, Inc. (since 3/04).

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	29	None

20

Name, Address and Age	Position(s) with the Munder Funds	Term of Office(1) and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 58	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	29

Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company)

(since 5/05).

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Trustee(3)	Indefinite; since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	29	Taubman Centers, Inc. (since 1/97); Masco Corporation (since 12/06).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 51	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	29	Adherex Technologies, Inc. (biopharma-ceutical company) (since 3/04); LMS Medical Systems (health care technology company (since 1/06); ACE Aviation Holdings Inc. (since 10/06); Air Canada (since 10/06).

21

Name, Address and Age	Position(s) with the Munder Funds	Term of Office(1) and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustee

Michael T. Monahan(4) c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	29	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his/her death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he/she attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MST II only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, which was the indirect parent company of MCM until December 29, 2006. Mr. Monahan also receives retirement and health benefits from Comerica.

Name, Address and Age	Position(s) with the Munder Funds	Term of Office(1) and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years

Officers

John S. Adams 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 49	President and Principal Executive Officer	through 2/08; since 4/06	Chief Executive Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 12/06); Chief Executive Officer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); President and Chief Investment Officer of Munder Capital Management (investment advisor) (3/06 to 12/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 49	Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer	through 2/08; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Executive Vice President and General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

22

Name, Address and Age	Position(s) with the Munder Funds	Term of Office(1) and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years

Officers

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 41	Vice President and Principal Financial Officer	through 2/08; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Managing Director, Chief Administrative Officer and Treasurer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Cherie N. Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 38	Treasurer and Principal Accounting Officer	through 2/08; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01).

David W. Rumph 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 35	Assistant Treasurer	through 2/08; since 8/01	Senior Mutual Fund Treasury Analyst of Munder Capital Management (investment advisor) (since 4/01).

Bradford E. Smith 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 35	Assistant Treasurer	through 2/08; since 5/00	Director of Mutual Fund Operations of Munder Capital Management (investment advisor) (since 3/01).

Kevin R. Kuhl 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 31	Assistant Treasurer	through 2/08; since 8/04	Mutual Fund Treasury Analyst of Munder Capital Management (investment advisor) (since 5/02); Senior Auditor, Arthur Andersen LLP (accounting firm) (7/99 to 5/02).

Melanie Mayo West 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 40	Assistant Secretary	through 2/08; since 8/01	Associate General Counsel of Munder Capital Management (investment advisor) (since 11/00).

Mary Ann C. Shumaker 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 53	Assistant Secretary	through 2/08; since 8/99	Assistant Secretary of Munder Capital Management (investment advisor) (since 2/05); Associate General Counsel of Munder Capital Management (since 3/98).

Amy D. Eisenbeis 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 43	Assistant Secretary	through 2/08; since 2/05	Associate General Counsel of Munder Capital Management (investment advisor) (since 10/04); Vice President – Securities Attorney, Old Kent Financial Corporation (10/99 to 10/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

23

Standing Committees of the Board. The Board of Trustees has a standing Audit Committee presently consisting of Dr. Brophy (Chairman of the Committee), Dr. Porter and Mr. Rakolta. All are members of the Board and are currently not “interested” persons (as defined in the 1940 Act) of the Fund. The Board has adopted a written charter for the Audit Committee. The principal function of the Fund’s Audit Committee is to oversee the accounting, auditing and financial reporting processes of the Fund. The Audit Committee is responsible for, among other things, (1) recommending, engaging and terminating the Fund’s independent registered public accounting firm (subject to ratification by the Board or shareholders, if required), (2) pre-approving all audit and non-audit services to be provided by the independent registered public accounting firm to the Fund and certain Fund affiliates, (3) reviewing with the independent registered public accounting firm the proposed scope of, and fees for, their audit, the registered public accounting firm’s independence, and the staffing of the audit team of the Fund, (4) receiving and considering a report from the independent registered public accounting firm concerning their conduct of the audit, including any comments or recommendations they might want to make in that connection, (5) considering all critical accounting policies and practices to be used by the Fund and any proposed alternative treatments thereof, and (6) investigating any improprieties or suspected improprieties in the operations of the Fund. The Audit Committee met four times during the last fiscal year of the Fund.

The Board of Trustees has a Board Process and Governance Committee. The Board Process and Governance Committee presently consists of Dr. Champagne (Chairman of the Committee), The Hon. Mr. Engler, Mr. Monahan, Ms. Payne and Dr. Porter. The function of the Board Process and Governance Committee is to review and assess the adequacy of the Board’s ongoing adherence to industry corporate governance best practices and make recommendations as to any appropriate changes; review and make recommendations to the Board regarding Trustee compensation and expense reimbursement policies; undertake periodically to coordinate and facilitate evaluations of the Board and recommend improvements, as appropriate; and meet with Fund management to review reports and other information concerning the status of the Fund’s operations, procedures and processes. The Board Process and Governance Committee, which was previously known as the Board Process and Compliance Oversight Committee, met four times during the last fiscal year of the Fund.

The Board of Trustees has a Nominating Committee. The Nominating Committee presently consists of Mr. Rakolta (Chairman of the Committee), Dr. Brophy, Dr. Champagne, Mr. Eckert and The Hon. Mr. Engler. In the event of any vacancies on or additions to the Board, the Nominating Committee is responsible for (i) identifying and evaluating potential candidates to fill any such vacancy on the Board; (ii) selecting from among the potential candidates a nominee to be presented to the full Board for its consideration; and (iii) recommending to the Board a nominee to fill any vacancy on the Board. The Nominating Committee may seek suggestions for potential nominees to fill positions on the Board as Non-Interested Trustees from any party it deems appropriate. For potential nominees to fill positions on the Board as Interested Trustees, the Nominating Committee will consider the views and recommendations of the Advisor. The Nominating Committee did not meet during the last fiscal year of the Funds.

Shareholders may submit for the Nominating Committee’s consideration, recommendations regarding potential nominees to fill the position of Non-Interested Trustee on the Board. Each eligible shareholder or shareholder group may submit no more than one nominee each calendar year. In order for the Nominating Committee to consider shareholder submissions, the following requirements must be satisfied regarding the nominee:

1. The nominee must satisfy certain qualifications described below and in the Fund’s organizational documents, including qualification as a possible Non-Interested Trustee.

24

2. The nominee may not be the nominating shareholder, a member of the nominating shareholder group or a member of the immediate family of the nominating shareholder or any member of the nominating shareholder group.

3. Neither the nominee nor any member of the nominee’s immediate family may be currently employed or employed within the last year by any nominating shareholder entity or entity in a nominating shareholder group.

4. Neither the nominee nor any immediate family member of the nominee is permitted to have accepted directly or indirectly, during the year of the election for which the nominee’s name was submitted, during the immediately preceding calendar year, or during the year when the nominee’s name was submitted, any consulting, advisory, or other compensatory fee from the nominating shareholder or any member of a nominating shareholder group.

5. The nominee may not be an executive officer, director (or person fulfilling similar functions) of the nominating shareholder or any member of the nominating shareholder group, or of an affiliate of the nominating shareholder or any such member of the nominating shareholder group.

6. The nominee may not control the nominating shareholder or any member of the nominating shareholder group (or, in the case of a holder or member that is a fund, an “interested person” of such holder or member as defined by Section 2(a)(19) of the 1940 Act).

7. A shareholder or shareholder group may not submit for consideration a nominee who has previously been considered by the Nominating Committee.

In order for the Nominating Committee to consider shareholder submissions, the following requirements must be satisfied regarding the shareholder or shareholder group submitting the proposed nominee:

1. Any shareholder or shareholder group submitting a proposed nominee must beneficially own, either individually or in the aggregate, more than 5% of the Fund’s securities that are eligible to vote both at the time of submission of the nominee and at the time of the Board member election. Each of the securities used for purposes of calculating this ownership must have been held continuously for at least two years as of the date of the nomination. In addition, such securities must continue to be held through the date of the meeting. The nominating shareholder or shareholder group must also bear the economic risk of the investment and the securities used for purposes of calculating the ownership cannot be held “short.”

2. The nominating shareholder or shareholder group must also submit a certification that provides the number of shares which the person or group has (a) sole power to vote or direct the vote; (b) shared power to vote or direct the vote; (c) sole power to dispose or direct the disposition of such shares and (d) shared power to dispose or direct the disposition of such shares. In addition the certification shall provide that the shares have been held continuously for at least 2 years.

3. Shareholders or shareholder groups submitting proposed nominees must substantiate compliance with the above requirements at the time of submitting their proposed nominee as part of their written submission to the attention of the Nominating Committee. This submission should be provided no later than the first calendar quarter of the current year and must include: (a) the shareholder’s contact information; (b) the nominee’s contact information and the number of Fund

25

shares owned by the proposed nominee; (c) all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required by Regulation 14A of the Securities Exchange Act of 1934, as amended (“1934 Act”); and (d) a notarized letter executed by the nominee, stating his or her intention to serve as a nominee and be named in the Fund’s proxy statement, if so designated by the Nominating Committee and the Fund’s Board.

To qualify as a nominee for the Board, individuals, at the time of nomination, should: (i) have substantial expertise, work experience or relationships that would contribute to the overall effectiveness of the Board, including in overseeing the Fund and protecting the interests of the Fund’s shareholders; (ii) have a degree from an accredited university or college in the United States or the equivalent degree from an equivalent institution of higher learning in another country or a certification as a public accountant; (iii) have no criminal convictions (other than traffic violations) or felony or misdemeanor convictions involving the purchase or sale of a security; (iv) not have been the subject of any order, judgment or decree (which was not subsequently reversed, suspended or vacated) of any federal or state authority finding that the individual violated or is in violation of any federal or state securities laws; and (v) not cause the Fund, as determined by the Nominating Committee in consultation with counsel to the Non-Interested Trustees, to be in violation of or not in compliance with: (a) any applicable law, regulation or regulatory interpretation, (b) the applicable Fund’s organizational documents, or (c) any general policy adopted by the Board regarding either the mandatory retirement age of any Board member or the percentage of Board that must be comprised of Non-Interested Trustees.

Management Ownership of the Fund. The following table sets forth, for each Trustee, the aggregate dollar range of equity securities owned of the Fund and of all funds in the Fund Complex overseen by each Trustee as of December 31, 2006.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Non-Interested Trustees
John Rakolta, Jr.	None	Over $100,000
David J. Brophy	None	$10,001 - $50,000
Joseph E. Champagne	None	Over $100,000
Thomas D. Eckert	None	None
Arthur T. Porter	None	$10,001 - $50,000
John Engler	None	Over $100,000
Lisa A. Payne	None	None
Interested Trustee
Michael T. Monahan	None	Over $100,000

As of the date of this SAI, no officer, director or employee of the Advisor, World, the Custodian, the Distributor, the Administrator, the Sub-Administrator or the Transfer Agent, as defined below, currently receive any compensation from the Trust. As of             , 2007, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of the Fund.

Compensation. Each Trustee of the Fund who is not otherwise compensated by MCM or the Distributor pursuant to a contract between the Fund and MCM or the Distributor receives an aggregate annual retainer from MST and MST II for service on the Board of $78,000 ($114,000 for the Chairman). Each Trustee of @Vantage who is not otherwise compensated by MCM or the Distributor pursuant to a

26

contract between the Fund and MCM or the Distributor receives an annual retainer of $6,000. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

The Board has adopted a deferred compensation plan (“Plan”) pursuant to which each Trustee who receives compensation from the Funds of MST, MST II and @Vantage may defer, for a specified period of time, the receipt of all or some portion of the fees earned for Board service. Each Trustee must make his deferral elections prior to January 1 of the calendar year for which fees are to be deferred. Previous deferral elections will automatically remain in effect for subsequent years unless the Trustee makes an alternative election prior to January 1 of the calendar year for which fees are to be deferred. Amounts deferred will be valued as if they were invested in one or more of the Funds selected by the deferring Trustee. These amounts will not, however, actually be invested in shares of the Funds and the obligation of MST, MST II and @Vantage to make payments under the Plan will be unsecured general obligations of the Funds of MST, MST II and @Vantage, payable out of the general assets and property of such Funds. A Trustee may elect to have the amounts earned under the Plan distributed (1) on a specified date, (2) upon termination of Board service, or (3) the earlier of choice (1) or (2). Payment of amounts earned under the Plan may be made in a lump sum or in annual installments over the number of years specified by the Trustee (up to 10 years). If a Trustee dies, the balance of the amounts earned will be paid to his or her designated beneficiary in a lump sum.

The following table summarizes the compensation, including committee fees, paid to the Trustees of the Trust for the twelve-month period ended June 30, 2007.

Compensation Table

Name and Position of Trustee	Aggregate Compensation from the Trust(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Trust and Fund Complex Paid to Trustees(1)
John Rakolta, Jr., Trustee and Vice Chairman	$77,625	None	None	$87,000
David J. Brophy, Trustee	$77,625	None	None	$87,000
Joseph E. Champagne, Trustee	$77,625	None	None	$87,000
Thomas D. Eckert, Trustee and Chairman	$109,250	None	None	$120,000
John Engler, Trustee	$74,750	None	None	$84,000
Michael T. Monahan, Trustee	$74,750	None	None	$84,000
Lisa A. Payne, Trustee	$74,750	None	None	$78,000
Arthur T. Porter, Trustee	$74,750	None	None	$84,000

(1)	As of June 30, 2007, there were three investment companies in the Fund Complex (MST, MST II and @Vantage) and 25 funds in the Fund Complex. Amounts provided for the Fund Complex for the period include those paid to the Trustee by MST, MST II and @Vantage. For the fiscal year ended June 30, 2007, each of Mr. Eckert and Ms. Payne deferred all of their compensation pursuant to the deferred compensation plan described above. As of June 30, 2007, the total value of the compensation from the Fund Complex deferred by the Trustees for all prior periods was $868,508 for Mr. Eckert, $128,790 for Ms. Payne and $102,170 for Dr. Porter.

27

Material Relationships of the Non-Interested Trustees. For the purposes of the statements below, the immediate family members of any person are a person’s spouse, children residing in the person’s household (including step and adoptive children) and any dependent of the person; an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person; a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act, in each case for which the Advisor or any of its affiliates acts as investment adviser.

As of December 31, 2006, none of the Non-Interested Trustees, nor any members of their immediate families, beneficially owned any securities issued by the Advisor or any other entity in a control relationship to the Advisor.

During the calendar years of 2005 and 2006, none of the Non-Interested Trustees, nor any member of their immediate family, had any direct or indirect interest (the value of which exceeds $60,000), whether by contract, arrangement or otherwise, in the Advisor or any other entity in a control relationship to the Advisor.

None of the Fund’s Trustees or officers has any arrangement with any other person pursuant to which the Trustee or officer was elected to serve in such capacity. During the calendar years 2005 and 2006, none of the Non-Interested Trustees, nor any members of their immediate families, except for Messrs. Eckert and Rakolta and Ms. Payne, had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $60,000 and to which any of the following were a party (each, a “Fund-Related Party”): (i) the Funds, (ii) an officer of the Funds, (iii) a related fund, (iv) an officer of any related fund, (v) the Advisor; (vi) any affiliate of the Advisor; or (vii) an officer of any such affiliate.

Mr. Eckert was Director, President and Chief Executive Officer of Capital Automotive REIT (“CARS”), a publicly-held real estate investment trust specializing in retail automotive properties from October 1997 to December 2005. Ms. Payne is Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (“Taubman”), a publicly-held real estate investment trust specializing in developing and operating regional shopping centers. Mr. Rakolta is Chairman and Chief Executive Officer, Walbridge Aldinger Company (“Walbridge”), a privately-owned construction/real estate/manufacturing company. During the calendar years 2005 and 2006, Comerica Bank, a wholly-owned subsidiary of Comerica (which was the indirect parent company of the Advisor until December 29, 2006), was one of several commercial banks and lending facilities with which both CARS and Taubman had secured lines of credit, Taubman had construction loans and Walbridge had a stand-by line of credit. CARS’ secured line of credit with Comerica Bank was terminated in December 2005. Prior to taking office as a Non-Interested Trustee, Ms. Payne terminated a secured note and one personal line of credit with Comerica Bank. She subsequently terminated another personal line of credit with Comerica Bank. In all cases, the arrangements with Comerica Bank are or were subject to standard agreements that were negotiated at arms’ length, subject to customary terms, conditions and interest rates.

During the calendar years 2005 and 2006, none of the Non-Interested Trustees, nor any members of their immediate family, had any relationship (the value of which exceeds $60,000) with any Fund-Related Party, including, but not limited to, relationships arising out of (i) the payments for property and services, (ii) the provision of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate), or (iv) the provision of consulting service.

During the calendar years 2005 and 2006, none of the Non-Interested Trustees, nor any member of their immediate family, had any position, including as an officer, employee, director or partner, with

28

any of: (i) the Fund, (ii) an officer of the Fund, (iii) a related fund, (iv) an officer of any related fund, (v) the Advisor, or (vi) any other entity in a control relationship to the Fund.

Proxy Voting Policies. Ordinarily, the securities in which the Fund invests will be non-voting securities. In the event that the Fund does receive a proxy statement related to a portfolio security, it is the Fund’s policy that proxies received are voted in the best interests of the Fund shareholders. The Board has delegated to the Advisor discretionary investment management authority with respect to the assets of the Fund, which includes proxy voting authority, and directed that the Advisor implement proxy voting policies and procedures (“Proxy Procedures”) in exercising that authority. Set forth below are the Advisor’s policies on voting shares owned by the Fund. These policies may be revised from time to time with the approval of the Board.

The Advisor has adopted and implemented the Proxy Procedures and has established a “Proxy Committee” as a means reasonably designed to ensure that the Advisor votes any proxy or other beneficial interest in an equity security prudently and solely in the best interest of the Fund considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

The Advisor has retained Institutional Shareholder Services (“ISS”) to review proxies received for client accounts and recommend how to vote them. ISS has established voting guidelines that are consistent in all material respects with the policies and the process noted herein. The Advisor has also retained ISS to provide its voting agent service. As such, ISS is responsible for ensuring that all proxy ballots are submitted in a timely manner. At least annually, the Proxy Committee will review ISS’s “Proxy Voting Guidelines” to confirm that they are consistent in all material respects with the Advisor’s Proxy Procedures. The Proxy Committee meets as needed to administer the Advisor’s proxy review and voting process and revise and update the Proxy Procedures as appropriate. At least monthly, the Proxy Committee reviews selected recommendations made by ISS to further the goal of voting proxies in a manner consistent with the best interest of the Fund.

The Advisor generally will vote proxies consistent with ISS’s recommendations without independent review, unless the subject matter of the proxy solicitation raises complex, unusual or significant issues and the cost of reviewing ISS’s advice and recommendations with respect to a particular proxy does not outweigh the potential benefits to clients from the review of ISS’s advice and recommendations. In addition, the Proxy Committee will review ISS’s recommendations if client holdings for a particular issuer are of meaningful size or value.

For these purposes, the holding of a particular issuer would be considered to be meaningful if:(i) the particular issuer soliciting proxies or to whom the proxy solicitation relates represents at least two percent (2%) of the fair market value of any advisory client’s account and the fair market value of the portfolio holding is at least one million dollars ($1,000,000); or (ii) all client accounts with respect to which the Advisor holds full discretionary authority to vote a client’s proxies hold, in the aggregate, at least one percent (1%) of the outstanding voting shares of the issuer.

In each instance where the Advisor does not separately review ISS’s recommendations, clients’ proxies will always be voted consistent with ISS’s recommendations. In each instance where the Advisor does separately review ISS’s recommendation, the Advisor may vote differently from ISS’s recommendation, if, based upon certain criteria generally described in the following paragraph, the Advisor determines that such vote is in the best interests of the Fund.

The Advisor generally is willing to vote with recommendations of management on matters of a routine administrative nature (e.g., appointment or election of auditors). The Advisor’s position is that

29

management should be allowed to make those decisions that are essential to the ongoing operation of the company and that are not expected to have a major economic impact on the corporation and its shareholders. The Advisor generally is opposed to special interest proposals that involve an economic cost to the corporation or that restrict the freedom of management to operate in the best interest of the corporation and its shareholders. With respect to those issues, the Advisor will generally refrain from voting or vote with management. The Advisor is generally not willing to vote with management on proposals that have the potential for major adverse economic impact on the corporation and the long-term value of its shares (e.g., executive compensation issues) without independent analysis. The Advisor believes that the owners of the corporation should carefully analyze and decide such issues on a case-by-case basis.

From time to time a portfolio manager, an analyst or a member of the Proxy Committee may disagree with ISS’s recommendation on how to vote proxies for one or more resolutions. However, because the Advisor may have business interests that expose it to pressure to vote a proxy in a manner that may not be in the best interest of the Fund, all requests to vote differently from the ISS recommendation with respect to a particular matter must be submitted to the Proxy Committee and the Advisor’s legal/compliance department (“Legal/Compliance Department”) for independent review. In that review, the Proxy Committee seeks to determine whether the request is in the best interests of the Fund and to identify any actual or potential conflicts between the interests of the Advisor and those of the Fund. If the Proxy Committee approves the request, it is then submitted to the Legal/Compliance Department for review of any actual or potential conflicts of interest that have been identified. The Legal/Compliance Department must approve a request before it is implemented. Such a request for approval will be accompanied by a written description of the conflict. The Legal/Compliance Department may approve a request only under the following conditions:

(i)	No Conflict. No conflict of interest is identified.

(ii)	Immaterial or Remote Conflict. A potential or actual conflict of interest is identified, but such conflict, in the reasonable judgment of the Legal/Compliance Department, is so clearly immaterial or remote as to be unlikely to influence any determination made by the Proxy Committee.

(iii)	Material Conflict. In the event a potential or actual conflict of interest is identified and appears to be material, the Legal/Compliance Department may approve the request only with written approval from its applicable clients. If an override request is approved by clients holding a majority of the subject shares over which the Advisor has voting discretion, the Legal/Compliance Department may approve the override with respect to all applicable clients without seeking or obtaining additional approval from each of them.

With respect to the Fund, if the Advisor receives instructions from the Board Process and Governance Committee, the Advisor will vote the shares in accordance with such instructions. If no instructions are received or approval is not obtained from clients holding a majority of the subject shares held by unaffiliated clients, the Advisor will vote the shares in accordance with ISS’s recommendation. Every decision to vote on a resolution in a proxy solicited by a company held by the Fund in a manner different from the recommendation of ISS is disclosed to the Board at its next regularly scheduled meeting along with an explanation for the vote.

Notwithstanding the above, and pursuant to an exemptive order issued by the SEC to iShares Trust, et al. and procedures approved by the Board, the Fund will vote its shares of an iShares fund in the same proportion as the vote of all other holders of shares of such iShares fund, during any period in which the Munder Funds, @Vantage, the Advisor, and certain affiliates in the aggregate hold 25% or more of the outstanding voting securities of such iShares fund.

30

The Fund files with the SEC its proxy voting record for each 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or by visiting our website at http://www.munder.com or the SEC’s website at http://www.sec.gov.

Trustee Liability. The Declaration of Trust of the Trust provides that all persons having any claim against the Trustees or the Trust shall look solely to the trust property for payment; that no Trustee of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of the Trust; and that no Trustee shall be personally liable to any person for any action or failure to act except by reason of such Trustee’s own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her duties as a trustee. With the exception stated, the Declaration of Trust provides that a Trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by such Trustee in connection with the defense or disposition of any proceeding in which he/she may be involved or with which he/she may be threatened by reason of being or having been a Trustee, and that the Trust will indemnify officers, representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification.

INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

Investment Advisor. The investment advisor of the Fund is Munder Capital Management, a Delaware general partnership (“MCM” or the “Advisor”). The partners of Munder Capital Management are Munder Capital Holdings, LLC, which owns approximately 99.5% of Munder Capital Management, and Munder Capital Holdings II, LLC, which owns approximately 0.5% of Munder Capital Management. As of June 30, 2007, the ownership of Munder Capital Management was as follows: Munder Capital Management employees hold partnership units representing 20.3% of the firm’s value with an opportunity to increase their interest to over 30% (or approximately 35% of the outstanding voting power) within the next five years; Crestview Partners GP, L.P. and its affiliates hold units representing 67.1% of the firm’s value; and other minority-interest investors hold units totaling 12.6% of the value. Prior to December 29, 2006, MCM was an indirect subsidiary of Comerica Bank, which in turn, is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company.

The Advisor serves as the investment advisor to the Fund and other Munder Funds pursuant to a Combined Advisory Agreement dated December 29, 2006 (“Combined Advisory Agreement”). Under the terms of the Combined Advisory Agreement, the Advisor furnishes continuing investment supervision to the Fund and is responsible for the management of the Fund’s portfolio. Unless delegated to a sub-advisor as permitted under the Combined Advisory Agreement, the Advisor has the responsibility for making decisions to buy, sell or hold a particular security for the Fund, subject to review by the Board.

Unless sooner terminated, the Combined Advisory Agreement will continue in effect until June 30, 2008, and for successive one-year periods thereafter, provided that such continuance is specifically approved annually by (a) the vote of a majority of the Board who are not parties to the Combined Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the Fund, or (ii) the vote of a majority of the Board. The Combined Advisory Agreement is terminable with respect to the Fund, or any Munder Fund, by a vote of the Board, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, upon 60 days’ written notice to the Advisor. The Advisor may also terminate its advisory relationship with respect to the Fund without penalty upon 90 days’ written notice to the Fund. The Combined Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

31

Under the Combined Advisory Agreement, the Fund has agreed to pay the Advisor for the advisory services provided and expenses assumed by the Advisor an annual fee computed daily and payable daily at an annual rate of 0.20% of the Fund’s average daily net assets. Prior to May 17, 2006, the Fund paid the Advisor for the advisory services provided and expenses assumed by the Advisor an annual fee computed daily and payable daily at a rate of 0.35% of the Fund’s average daily net assets.

The advisory fees received by the Advisor from the Fund were $458,437, $473,529, $216,425, and $273,299 for the fiscal years ended December 31, 2004 and 2005, the period ended June 30, 2006, and the fiscal year ended June 30, 2007 respectively. Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.

The shareholders of the Fund have approved a “manager of managers” arrangement that would permit the Advisor to enter into, and materially amend, sub-advisory agreements with any sub-advisors retained by the Advisor to manage the Fund without obtaining shareholder approval, if the Board concludes that such arrangements would be in the best interests of the shareholders of the Fund. The Fund would be able to implement a manager of managers arrangement in the event that either (1) the SEC adopts proposed Rule 15a-5 under the 1940 Act (“Proposed Rule”) or (2) the Munder Funds apply for and are granted an SEC exemptive order. In either case, no further shareholder vote would be required either to approve a sub-advisory agreement entered into by the Advisor or to amend materially any such sub-advisory agreement, subject to the conditions in the Proposed Rule or the exemptive order, as applicable, including approval of any such agreement or material change to such agreement by the Board (including a majority of the Non-Interested Trustees).

Administrator. In addition to serving as the Advisor to the Fund, MCM serves as the administrator (“Administrator”) for the Munder Funds. The Fund has entered into a Combined Administration Agreement with MCM (“Administration Agreement”) that was amended and restated on October 30, 2003, and most recently amended on August 14, 2007. Pursuant to the Administration Agreement, MCM is responsible for (i) general administrative duties associated with the day-to-day operations of the Fund; (ii) monitoring and coordinating the activities of the other service providers of the Fund; (iii) providing fund accounting functions, including overseeing the computation of the Fund’s net asset value; (iv) assisting in the preparation of financial and tax reports; (v) ongoing monitoring and testing of portfolio compliance; and (vi) oversight and review of regulatory affairs and corporate governance. In performing its duties and obligations under the Administration Agreement, MCM shall not be held liable except in the case of its willful misconduct, bad faith or negligence in the performance of such duties and obligations.

The Administration Agreement permits MCM to enter into an agreement with one or more third parties pursuant to which such third parties may provide sub-administrative services to the Fund. Accordingly, MCM has entered into a sub-administration agreement with State Street Bank and Trust Company (“State Street”), the former administrator to the Munder Funds, to provide certain administrative services to the Fund.

As compensation for its administrative services, commencing June 1, 2004, the Administrator receives from each Munder Fund an annual fee that is computed daily and payable monthly equal to the greater of (1) $50,000 plus $6,000 per each active class of such Munder Fund greater than one and (2) a percentage of the average daily net assets of such Munder Fund that varies with the amount of such Munder Fund’s average daily net assets as follows: (a) 0.1530% of average daily net assets up to $100,000,000, (b) 0.128% of average daily net assets from $100,000,001 to $250,000,000, (c) 0.104% of average daily net assets from $250,000,001 to $500,000,000, (d) 0.079% of average daily net assets from $500,000,001 to $1,000,000,000, and (e) 0.055% of average daily net assets in excess of $1,000,000,000.

32

In addition, beginning August 10, 2004, the Administrator is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

As compensation for its administrative services, for the period February 10, 2004 through May 31, 2004, the Administrator was entitled to receive an annual fee based on a percentage of the average daily net assets of all of the Munder Funds. For all of the Munder Funds except the Munder S&P® MidCap Index Equity Fund, the Munder S&P® SmallCap Index Equity Fund (“Index Equity Funds”), the Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund (“Institutional Money Market Funds”) the Administrator received an annual fee equal to 0.1346% of the aggregate net assets of such Funds.

As compensation for its administrative services for all the Munder Funds except the Index Equity Funds and the Institutional Money Market Funds, for the period June 1, 2003 through February 10, 2004, the Administrator was entitled to receive an annual fee that was the greater of (1) the Munder Funds complex minimum, calculated by multiplying $75,000 by the number of applicable Munder Funds (except for the Index Equity Funds and the Institutional Money Market Funds), or (2) a fee of 0.1477% of the average daily net assets of all of the Munder Funds except the Index Equity Funds and the Institutional Money Market Funds (“Aggregate Net Assets”) for the first $2.8 billion of the Aggregate Net Assets, 0.1377% of the Aggregate Net Assets for the next $2.2 billion of the Aggregate Net Assets, 0.1357% of the Aggregate Net Assets for the next $5.0 billion of the Aggregate Net Assets, 0.0867% of the Aggregate Net Assets for the next $2.5 billion of the Aggregate Assets, and 0.0767% of the Aggregate Net Assets above that amount. In addition, for the period June 1, 2003 through February 10, 2004, the Administrator agreed to limit the total compensation it received for its services as Administrator for all of the Munder Funds to a prorated portion of an annualized amount of $3.4 million, after payment by the Administrator of all standard basis points and complex minimum fees to sub-administrators for the Munder Funds.

MCM received administrative fees from the Fund (including when it was a Predecessor Fund) in the amounts set forth in the table below. Such amounts were limited to the extent necessary to limit the aggregate amount MCM received from the Fund, the remaining series of MST, MST II (including when they were Predecessor Funds, if applicable), and @Vantage during the relevant period to the total amount stated above.

Calendar year ended December 31, 2004	Calendar year ended December 31, 2005(1)	Period ended June 30, 2006	Fiscal year ended June 30, 2007
$190,987	$207,021	$104,879	$204,132

(1)	Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.

33

Distributor. The Fund’s distributor is Funds Distributor, Inc. (“FDI” or “Distributor”) and its principal office is located at 100 Summer Street, 15th Floor, Boston, Massachusetts 02110. The Trust has entered into a distribution agreement (“Distribution Agreement”) under which the Distributor, as agent, sells shares of the Fund on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of the Fund, although it is not obligated to sell any particular amount of shares. Under the Distribution Agreement, the Fund pays no fees to FDI for its services as distributor. Nevertheless, in its role as distributor, FDI is the dealer of record on shares of the Fund purchased without using a broker or other intermediary, and, as such, FDI may receive any applicable Rule 12b-1 fees associated with such shares. In addition, the Advisor pays FDI a fee for providing certain distribution support services relating to the Fund.

Distribution and Services Arrangements. The Fund has adopted a Distribution and Service Plan (“Plan”) in accordance with Rule 12b-1 under the 1940 Act, pursuant to which it uses its assets to finance activities relating to distribution of its shares and the provision of certain shareholder services. Under the Plan, the Fund pays the Distributor an annual service fee of up to 0.25% of the value of average daily net assets of the Fund and an annual distribution fee at the rate of up to 0.10% of the value of average daily net assets of the Fund.

Under the Plan, the Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers (which may include the distributor itself) and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. These shareholder services include, among other things, processing new shareholder account applications, preparing and transmitting to the Fund’s transfer agent computer processable tapes of all transactions by shareholders and serving as the primary source of information to shareholders in answering questions concerning the Fund and their transactions with the Fund.

Under the terms of the Plan, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of that Plan (“Non-Interested Plan Trustees”). All amendments of the Plan also must be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without penalty, by vote of a majority of the Non-Interested Plan Trustees or by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Pursuant to the Plan, the Distributor will provide the Board of Trustees quarterly reports of amounts expended under the Plan and the purpose for which such expenditures were made.

The Plan permits payments to be made by the Fund to the Distributor and others for expenditures incurred in connection with the distribution of Fund shares to investors and the provision of certain shareholder services, including but not limited to the payment of compensation, including incentive compensation, to Service Organizations to obtain various distribution-related services for the Fund. The Distributor is also authorized to engage in advertising, the preparation and distribution of sales literature and other promotional activities on behalf of the Fund. In addition, the Plan authorizes payments by the Fund to the Distributor and others for the cost of preparing, printing and distributing Fund prospectuses and statements of additional information to investors and of implementing and operating the Plan. Distribution expenses also include an allocation of overhead of the Distributor and accruals for interest on the amount of distribution expenses incurred by the Distributor.

The Trustees have determined that the Plan will benefit the Trust and its respective shareholders by (i) providing an incentive for broker or bank personnel to provide continuous shareholder servicing

34

after the time of sale; (ii) retaining existing accounts; (iii) facilitating portfolio management flexibility through continued cash flow into the Fund; and (iv) maintaining a competitive sales structure in the mutual fund industry.

The Distributor expects to pay sales commissions to dealers authorized to sell the Fund’s shares at the time of sale. The Distributor will use its own funds (which may be borrowed) to pay such commissions pending reimbursement by the Plan. In addition, the Advisor or Distributor, or any of their affiliates, may from time to time pay for shareholder services or distribution out of their own resources without additional cost to the Fund or its shareholders.

The fees paid to the Distributor pursuant to the Plan for the Fund (including when it was a Predecessor Fund) are set forth in the table below.

Fiscal year ended December 31, 2004(1)		Fiscal year ended December 31, 2005(1)(2)		Period ended June 30, 2006(1)		Fiscal year ended June 30, 2007(1)
Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees
$327,455	$130,982	$338,237	$135,292	$171,876	$68,751	$338,418	$135,367

(1)	The Distributor waived $327,549, $338,237, $147,758 and $135,531 of the amounts shown in the table above during the fiscal years December 31, 2004 and 2005, the period ended June 30, 2006, and the fiscal year ended June 30, 2007, respectively. Pursuant to a Reimbursement Agreement with the Fund, the Distributor may seek reimbursement under certain circumstances for the portion of this waiver and other waivers that occurred on or after August 12, 2003. At June 30, 2007, no portion of any amounts waived by the Distributor was eligible for reimbursement. The Reimbursement Agreement is subject to annual renewal by the Board of Trustees.

(2)	Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.

The following amounts paid to the Distributor by the Fund under the Plan during the fiscal year ended June 30, 2007 were spent on:

Advertising	Printing and Mailing of Prospectuses to other than Current Shareholders	Compensation to Underwriters	Compensation to Dealers	Compensation to Sales Personnel	Interest Carrying or other Financing Charges

Additional Compensation Paid to Intermediaries. In addition to paying fees under the Fund’s Plan, the Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisor, World or the Munder Funds for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents. These additional fees paid by the Fund to intermediaries may take one of two forms: (i) basis point payments on net assets; and/or (ii) fixed dollar amount payments per shareholder account.

The Fund’s Advisor or Distributor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund, including affiliates of the Advisor. Such payments and compensation are in addition to the Rule 12b-1 fees and service fees paid by the Fund.

Additional cash payments may be made by the Advisor or Distributor to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives

35

and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders.

Currently, the Advisor has revenue sharing arrangements with approximately 18 intermediaries, the most significant of which are Merrill Lynch, Charles Schwab and Citigroup Global Markets. The Advisor also has revenue sharing arrangements with certain entities that were affiliated with the Advisor prior to January 2, 2007, including Comerica Bank. Revenue sharing payments to financial institutions are usually structured in any of three ways: (i) as a percentage of gross sales; (ii) as a percentage of net assets; and/or (iii) a fixed dollar amount. During the year ended June 30, 2007, the Advisor and/or Distributor accrued and/or paid approximately $1.9 million to various unaffiliated entities pursuant to the revenue sharing arrangements applicable to all series of MST, MST II and @Vantage. The Advisor also paid approximately $0.4 million pursuant to revenue sharing arrangements with entities with which it was affiliated during the period applicable to all series of MST, MST II and @Vantage.

From time to time, the Fund’s service providers, or any of their affiliates, may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries. In addition, the Fund, the Fund’s service providers, or any of its affiliates, may conduct and/or pay for training and educational meetings for sales representatives of unaffiliated broker-dealers that sell the Fund, and may pay or reimburse for associated meals, lodging and transportation.

Custodian. State Street Bank and Trust Company (“State Street” or “Custodian”), located at One Lincoln Street, Boston, Massachusetts 02111, serves as the custodian to the Fund. Pursuant to the terms and provisions of the custodian contract between State Street and the Trust, State Street keeps the books of account for the Fund.

Transfer and Dividend Disbursing Agent. PFPC Inc. (“Transfer Agent”), located at 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the transfer and dividend disbursing agent for the Fund pursuant to a transfer agency agreement with the Trust, MST II and @Vantage under which the Transfer Agent (i) issues and redeems shares of the Fund; (ii) addresses and mails all communications by the Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders; (iii) maintains shareholder accounts; (iv) responds to correspondence by shareholders of the Fund; (v) makes periodic reports to the Board concerning the operations of the Fund; and (vi) conducts certain anti-money laundering activities on behalf of the Fund.

Other Information Pertaining to Administration, Custodian and Transfer Agency Agreements. The Administrator, the Transfer Agent and the Custodian each receive a separate fee for their respective services. In approving the Administration Agreement, the Custodian Contract and the Transfer Agency Agreement, the Board considered the services that are to be provided under the respective agreements, the experience and qualifications of the respective service contractors, the reasonableness of the fees payable in comparison to the charges of competing vendors, the impact of the fees on the estimated total ordinary operating expense ratio of the Fund and whether or not the Custodian or the Transfer Agent is affiliated with the Fund or the Advisor. The Board also considered its responsibilities under Federal and state law in approving these agreements.

Except as noted in this SAI, the Fund’s service contractors bear all expenses in connection with the performance of their services and the Fund bears the expenses incurred in its operations. Expenses borne by the Fund include, but are not limited to, fees paid to the Advisor, the Administrator, the

36

Custodian and the Transfer Agent; fees and expenses of officers and the Board; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying the Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders’ meetings and proxy solicitations; fidelity bond and directors’ and officers’ liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Trust, MST II or @Vantage that are not readily identifiable as belonging to a particular investment portfolio are allocated among all investment portfolios of the Trust, MST II and @Vantage by or under the direction of the Board in a manner that the Board determines to be fair and equitable, taking into consideration whether it is appropriate for expenses to be borne by the Fund in addition to the other series of the Trust, MST II and @Vantage, as applicable. The Advisor, the Administrator, the Custodian and the Transfer Agent may voluntarily waive all or a portion of their respective fees and/or reimburse certain Fund expenses from time to time.

CODE OF ETHICS

The Trust, MST II, @Vantage and the Advisor have adopted a code of ethics as required by applicable law, which is designed, among other things, to prevent affiliated persons of the Trust, MST II, @Vantage and the Advisor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code of ethics). There can be no assurance that the code of ethics will be effective in preventing such activities. The code of ethics may be examined at the office of the SEC in Washington, DC or on the Internet from the SEC’s website at http://www.sec.gov.

PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Board, the Advisor causes investment decisions for the Fund to be made and oversees the placement of purchase and sale orders for portfolio securities on behalf of the Fund.

Consistent with the Advisory Agreement for the Fund, the Advisor selects broker-dealers to execute transactions on behalf of the Fund using its best efforts to seek the best overall terms available. In assessing the best overall terms available for any transaction, the Advisor considers all factors it deems relevant, including, but not limited to, the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, anonymity and confidentiality, promptness, the quality of any research provided (i.e., quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker), the net results of specific transactions, the difficulty of execution, the size of the order, the operational facilities of the broker-dealer, the broker-dealer’s risk in positioning a block of securities, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. While the Advisor generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily pay the lowest spread or commission available.

In selecting broker-dealers to execute a particular transaction, and in evaluating the best overall terms available, the Advisor is authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act) provided to the Fund and/or other accounts over which the Advisor or its affiliates exercise investment discretion. The Advisor may cause the Fund to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be

37

charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy. Shareholders of the Fund should understand that the services provided by such brokers may be useful to the Advisor in connection with the Advisor’s services to other clients.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor by the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

Transactions on U.S. stock exchanges generally involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions that are generally fixed. Over-the-counter issues, including corporate debt and government securities, are normally traded through dealers on a “net” basis (i.e., without commission), or directly with the issuer. With respect to over-the-counter transactions, the Advisor will normally deal directly with dealers who make a market in the instruments except in those circumstances where more favorable prices and execution are available elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down.

The Fund may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor believes such practice to be in such Fund’s best interests.

Investment decisions for the Fund and for other investment accounts managed by the Advisor are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and one or more other accounts, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner the Advisor believes to be equitable to each such account. Although the Advisor seeks the most favorable overall net results for all of the accounts in any aggregated transaction, in some cases, this practice may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in order to obtain best execution.

The Fund will not purchase any securities while the Advisor or any affiliated person (as defined in the 1940 Act) is a member of any underwriting or selling group for such securities, except pursuant to procedures adopted by the Board in accordance with Rule 10f-3 under the 1940 Act.

Under the 1940 Act, persons affiliated with the Advisor, the Distributor and their affiliates are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

38

The Fund is required to identify the securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by it as of the close of its most recent fiscal year and state the value of such holdings. As of June 30, 2007, the Fund held securities of Merrill Lynch & Company valued at $13,000,000 and Bank of America NA valued at $3,000,000.

Since the Fund will invest only in short-term debt instruments, its annual portfolio turnover rate will be relatively high. However, brokerage commissions are normally not paid on money market instruments, therefore portfolio turnover is not expected to have a material effect on the net investment income of the Fund. The portfolio turnover rate of the Fund is calculated by dividing the lesser of the Fund’s annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were 397 days or less) by the monthly average value of the securities held by the Fund during the year. The Fund may engage in short-term trading to achieve its investment objective. Portfolio turnover may vary greatly from year to year as well as within a particular year.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases. Purchases and redemptions are discussed in the Fund’s Prospectus and such information is incorporated herein by reference.

The term immediate family member means any parent, spouse of a parent, child, spouse of a child, spouse, brother or sister and includes step and adoptive relationships.

Differing types of Customer Accounts over which Institutional Investors exercise substantial investment discretion may be used to purchase Fund shares, including trust accounts. Investors purchasing Fund shares may include officers, directors, or employees of Comerica Bank or its affiliated banks.

In-Kind Purchases. Payment for shares of the Fund may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Fund as described in its Prospectus. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable by a listing on a nationally recognized securities exchange; and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receives satisfactory assurance that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other tax matters relating to the securities. Call the Fund at (800) 438-5789 for more information.

Retirement Plans. Shares of the Fund may be purchased in connection with various types of tax deferred retirement plans, including traditional and Roth individual retirement accounts (“IRAs”), SIMPLE IRAs, SEPs, SAR SEPs, qualified plans, non-qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans), simplified employee pension IRAs, Education Savings Accounts (“ESAs”), top-hat plans, and similar types of tax deferred retirement plans. An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan. A $10.00 annual

39

custodial fee is charged to all IRA, 403(b) and ESA accounts. This fee must be paid in December of each year and may be paid by check or by liquidating shares from the account.

Redemptions. The redemption price for Fund shares is the net asset value next determined after receipt of the redemption request in proper form.

Redemption proceeds are normally paid in cash; however, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the particular Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

The Fund has authorized one or more financial service institutions to receive redemption orders on its behalf. Certain of these financial services institutions are authorized to designate plan administrator intermediaries to receive redemption orders on behalf of the Fund. To the extent permitted by law, the Fund will be deemed to have received a redemption order when an authorized financial services institution or, if applicable, the financial services institution’s authorized designee, receives the order. Orders will be priced at the Fund’s Net Asset Value next computed after they are received by an authorized financial services institution or its authorized designee.

Other Purchase and Redemption Information. The Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed other than for customary weekend and holiday closings; (c) the SEC has by order permitted such suspension or postponement for the protection of the shareholders or (d) an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. Upon the occurrence of any of the foregoing conditions, the Fund may also suspend or postpone the recording of the transfer of its shares.

In addition, the Fund may compel the redemption of, reject any order for, or refuse to give effect on the Fund’s books to the transfer of, its shares where the relevant investor or investors have not furnished the Fund with valid, certified taxpayer identification numbers and such other tax-related certifications as the Fund may request. The Fund may also redeem shares involuntarily if it otherwise appears appropriate to do so in light of the Fund’s responsibilities under the 1940 Act or in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers and other tax-related certifications.

40

Brokers or other financial intermediaries may charge their customers a processing or service fee in connection with the purchase or redemption of the Fund’s shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual broker or other financial intermediary. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectus and this SAI. An investor’s broker or other financial intermediary will provide the investor with specific information about any processing or service fees they will be charged.

NET ASSET VALUE

In seeking to maintain a stable net asset value of $1.00 per share with respect to the Fund, portfolio securities are valued according to the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline.

As indicated, the amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price the Fund would receive if the security were sold prior to maturity. The Board has established procedures reasonably designed, taking into account current market conditions and the Fund’s investment objective, for the purpose of maintaining a stable net asset value of $1.00 per share for the Fund for purposes of sales and redemptions. These procedures include a review by the Board, at such intervals as they deem appropriate, of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed  1/2 of 1% for the Fund, the Board will promptly consider whether any action should be initiated and, if so, what action. If the Board believes that the extent of any deviation from the Fund’s $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it will take such steps as it considers appropriate to eliminate or reduce any such dilution or unfair results to the extent reasonably practicable. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity; reducing or withholding dividends, shortening the average portfolio maturity, reducing the number of outstanding shares without monetary consideration, and utilizing a net asset value per share as determined by using available market quotations.

Pursuant to Rule 2a-7 under the 1940 Act, the Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share, provided that the Fund will not purchase any security with a remaining maturity (within the meaning of Rule 2a-7 under the 1940 Act) greater than 397 days (securities subject to repurchase agreements, variable and floating rate securities, and certain other securities may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. In addition, the Fund may acquire only U.S. dollar-denominated obligations that present minimal credit risks and that are “First Tier Securities” at the time of investment. First Tier Securities are those that are rated in the highest rating category by at least two NRSROs or by one if it is the only NRSRO rating such obligation or, if unrated, determined to be of comparable quality. A security is deemed to be rated if the issuer has any security outstanding of comparable priority and such security has received a short-term rating by an NRSRO. The Advisor will determine that an obligation presents minimal credit risks or that unrated investments are of comparable quality, in accordance with guidelines established by the Board. There can be no assurance that a constant net asset value will be maintained by the Fund.

41

Equity securities, except for securities traded in the Nasdaq National Market or the Nasdaq SmallCap Market, are valued at the last sale price. If there are no sales of such securities on the date of valuation, but closing bid and asked prices for such day are available, then such securities will be valued, subject to the approval of the Advisor’s Pricing Committee (the “Pricing Committee”), at the mean between the most recently quoted bid and asked prices. Equity securities traded in the Nasdaq National Market or the Nasdaq SmallCap Market are valued at the Nasdaq Official Closing Price (“NOCP”), unless the NOCP is not available, in which case the value will be the Consolidated Closing Price (“CCP”) reported by Nasdaq. The NOCP is calculated at 4:00:02 p.m. Eastern Time on each business day as follows: (i) if the last traded price of a listed security reported by a Nasdaq member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, then the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the evaluated bid prices.

In the event a price for a security is not available through the means described above, the security may be valued using pricing services or broker-dealer quotations. The Fund may employ pricing services selected by the Advisor, and approved by the Board, which may use generally accepted pricing methodologies. This may result in the securities being valued at a price different from the price that would have been determined had the pricing service not been used. If a pricing service cannot provide a valuation for the security, the security may be valued by using quotations from a broker-dealer selected by the Advisor.

Where no last sales price is available for a Depositary Receipt (defined to include an ADR, ADS. GDR, EDR or NYR) on the exchange or market where it is principally traded, the Depositary Receipt will be valued at the closing sales price of its underlying security on the security’s principal foreign exchange, multiplied by the relevant exchange rate and the conversion rate of the Depositary Receipt to one share of its underlying security. If a Depositary Receipt cannot be valued pursuant to the preceding sentence, then the Depositary Receipt will be valued, subject to the approval of the Pricing Committee, at the mean between the most recently quoted bid and asked prices of its underlying security on the valuation date, multiplied by the relevant exchange rate and the conversion rate of the Depositary Receipt to one share of its underlying security. If a Depositary Receipt cannot be valued pursuant to the preceding sentence, then the Depositary Receipt will be valued, subject to the approval of the Pricing Committee, as of the business day prior to the valuation date using the methods described above.

Securities which are principally traded outside of the U.S. are valued at the closing price or last quoted sales price on the security’s principal exchange, except for less actively-traded securities trading on the London Stock Exchange, generally referred to as “Non-SETS.” These securities are valued at the mid-price between the bid and ask prices. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. (Eastern Time).

All cash, receivables and current payables are carried on the Fund’s books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board.

If reliable current market values are not readily available for a security, such security will be valued at its fair value by the Pricing Committee. Current market values may be considered to be not readily available for a security when transactions in the security are infrequent, the validity of quotations appears questionable, there is a thin market, the size of reported trades is not considered representative of a company’s holdings (as in the case of certain debt securities), or trading for a security

42

is restricted or halted. In addition, a foreign security will be valued by the Pricing Committee if an event has occurred after the relevant foreign market has closed, but prior to the calculation of the relevant Fund’s net asset value that is likely to materially affect the value of such security (i.e., a “significant event”). Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by the Fund include governmental actions, natural disasters, and armed conflicts.

The Pricing Committee, which is made up of the Advisor’s officers and employees as designated from time to time by management of the Advisor, values such securities using pricing procedures that have been approved by the Board in order to determine the security’s fair value. The procedures require the Pricing Committee to meet when a security’s market price is not readily available. In order to guard against any conflict of interest with respect to pricing determinations, members of the Fund’s portfolio management team will not serve on the Pricing Committee in a voting capacity with respect to any pricing determination for the Fund. The Pricing Committee provides a forum for considering time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values and other events that may have a potentially material impact on security values. The Pricing Committee will review all the valuation methodologies used by it and will take any actions necessary to ensure that appropriate procedures and internal controls are in place to address valuation issues. Generally, two voting members of the Pricing Committee are required to approve a valuation determination or procedural change. However, due to the unexpected nature of many day-to-day pricing matters and the limited amount of time available to make a pricing determination, a single member of the Pricing Committee may act on behalf of the full Committee when the other members are not readily available to participate in the determination before the applicable deadline. Minutes of all Pricing Committee meetings are reviewed by the Advisor and provided to the Board at its next regularly scheduled Board meeting. The Pricing Committee, in its discretion, may request the Board’s input on any particular issue.

PERFORMANCE INFORMATION

From time to time, quotations of the Fund’s performance may be included in advertisements, sales literature, or reports to shareholders or prospective investors. These performance figures are calculated in the following manner:

Yield

The Fund’s current and effective yields are computed using standardized methods required by the SEC. The annualized yield is computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and any additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of the Fund will fluctuate, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money

43

market instruments. In comparing the yield of one money market fund to another, consideration should be given to the Fund’s investment policies including the types of investments made, lengths of maturities of the portfolio securities, and whether there are any special account charges which may reduce the effective yield.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

From time to time, in advertisements or in reports to shareholders, the Fund’s yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives or compared to stock or other relevant indices. In addition, the tax-equivalent yield (and hypothetical examples illustrating the effect of tax-equivalent yields) of the Fund may be quoted in advertisements or reports to shareholders. Hypothetical examples showing the difference between a taxable and a tax-free investment may also be provided to shareholders.

TAXES

The following summarizes certain additional Federal and state income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund’s Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Internal Revenue Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

General. The Fund intends to elect and qualify annually to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, the Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to its shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (“Distribution Requirement”) and satisfies certain other requirements of the Internal Revenue Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, the Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, net income from certain publicly traded partnerships, and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (“Income Requirement”).

In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which

44

the Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trade or business or in certain publicly traded partnerships.

Distributions of net investment income received by the Fund from investments in debt securities and any net realized short-term capital gains distributed by the Fund will generally be taxable to shareholders as ordinary income regardless of whether the distribution is paid in cash or reinvested in shares and will not be eligible for the dividends-received deduction for corporations.

The Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss (“net capital gain”) for each taxable year. Such gain is designated and distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time a shareholder has held his or her Fund shares, and regardless of whether the distribution is paid in cash or reinvested in shares. The Fund expects that capital gain dividends will be taxable to shareholders as long-term gain. Capital gain dividends are not eligible for the dividends-received deduction for corporations. Due to the investment strategies of the Fund, it will not typically derive net long-term capital gains and if certain other conditions are satisfied.

In the case of corporate shareholders, distributions of the Fund for any taxable year generally qualify for the dividends-received deduction to the extent of the gross amount of “qualifying dividends” received by the Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a “qualifying dividend” if it has been received from a domestic corporation. The Fund does not expect to derive a material amount of such “qualifying dividends” and, thus, it is unlikely that the Fund will distribute a material amount of dividends that qualify for the dividends-received deduction.

Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers. The Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate, although the Fund will not typically derive long-term capital gains. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from funds, such as the Fund, investing primarily in bonds and other debt instruments will not generally qualify for the lower rates. Further, because many companies in which the Fund invests do not pay significant dividends on their stock, the Fund will not generally derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends. The rate reductions for long-term capital gains and qualified dividend income are currently scheduled to expire after 2010 in the absence of further Congressional action.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and may be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of the Fund’s current and accumulated earnings and profits.

Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Fund each year.

45

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Internal Revenue Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed or taxed to the Fund during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are made. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

The Fund will be required in certain cases to withhold and remit to the United States Treasury at the current rate of 28% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify that he or she is not subject to backup withholding or that he or she is an “exempt recipient.”

Disposition of Shares. Upon the redemption, sale or exchange of shares of the Fund, a shareholder generally may realize a capital gain or loss depending upon his or her basis in the shares. Assuming the Fund continuously maintains a net asset value of $1.00 per share, a shareholder of the Fund will not recognize gain or loss upon a sale or exchange of such shares.

Although the Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

Constructive Sales. IRS rules may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Internal Revenue Code.

Currency Fluctuations - “Section 988” Gains or Losses. Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Internal Revenue

46

Code as “Section 988” gains or losses, may increase or decrease the amount of the Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Other Taxation. The foregoing discussion relates only to U.S. Federal income tax law and certain state taxes as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). Distributions by the Fund and dispositions of Fund shares also may be subject to other state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. Federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of U.S. Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. Federal income tax at a rate of 30% (or at a lower rate under a tax treaty). Under recently enacted legislation, a Fund may be able to designate certain distributions as being derived from net interest income or net short-term capital gains and such designated distributions would generally not be subject to U.S. tax withholding. The new provision would apply with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008. It should also be noted that the provision does not eliminate all withholding on distributions by a registered investment company to foreign investors. Distributions that are derived from dividends on corporate stock or from ordinary income other than interest would still be subject to withholding. As an example, foreign currency gains and ordinary income from swaps or investments in PFICs would still be subject to withholding when distributed to foreign investors. The Fund does not anticipate making any designations of any net interest income or net short-term capital gains, which would generally result in withholding on the full amount of distributions paid to foreign shareholders from such sources.

Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

ADDITIONAL INFORMATION CONCERNING SHARES

The Trust is a Delaware statutory trust. Under the Declaration of Trust, the beneficial interest in the Trust may be divided into an unlimited number of full and fractional transferable shares. The Trust’s Declaration of Trust authorizes the Board to classify or reclassify any authorized but unissued shares of the Trust into one or more additional portfolios (or classes of shares within a portfolio) by setting or changing, in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption.

Pursuant to such authority, the Trust’s Board of Trustees has authorized the issuance of an unlimited number of shares of beneficial interest of the Trust representing interests in the Fund. The Fund offers only Class L shares.

The Board has adopted a plan pursuant to Rule 18f-3 under the 1940 Act (“Multi-Class Plan”) on behalf of the Funds of the Trust. The Multi-Class Plan provides that each class of shares of any Fund is identical, except for one or more expense variables, certain related rights, exchange privileges, class designation and sales loads assessed due to differing distribution methods.

In the event of a liquidation or dissolution of the Trust or the Fund, shareholders of the Fund would be entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative net asset values of the Fund and the Trust’s other series, of any general assets not belonging to any particular Fund which are available for distribution.

47

Upon liquidation, shareholders of the Fund are entitled to participate in the net distributable assets of the Fund, based on the number of shares of the Fund that are held by each shareholder.

Holders of all outstanding shares of the Fund will vote together in the aggregate and not by class on all matters, except that only Class L Shares of the Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Distribution and Service Plan as it relates to the Fund’s Class L shares. Further, shareholders of the Fund, as well as those of any other investment portfolio now or hereafter offered by the Trust, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of the Fund affected by the matter. The Fund is affected by a matter unless (i) it is clear that the interests of the Fund in the matter are substantially identical to the other Funds of the Trust or (ii) that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the Fund only if approved by a majority of the outstanding shares of the Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to the Fund.

Shares of the Trust have non-cumulative voting rights and, accordingly, the holders of more than 50% of the Trust’s outstanding shares (irrespective of class) may elect all of the trustees or directors. Shares of the Fund have no subscription or preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus and SAI, shares will be fully paid and non-assessable by the Trust.

Shareholder meetings to elect Trustees will not be held unless and until such time as required by law. At that time, the Trustees then in office will call a shareholders’ meeting to elect Trustees. Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. Meetings of the shareholders of the Trust shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

The Trust’s Declaration of Trust, as amended, authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to: (i) sell and convey the assets belonging to a series or a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such series or class to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (ii) sell and convert the assets belonging to one or more series or classes of shares into money and, in connection therewith, to cause all outstanding shares of such series or class to be redeemed at their net asset value; or (iii) combine the assets belonging to a series or class of shares with the assets belonging to one or more other series or classes of shares if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any series or class participating in such combination and, in connection therewith, to cause all outstanding shares of any such series or class to be redeemed or converted into shares of another series or class of shares at their net asset value. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act. The Trust’s Board of Trustees may authorize the termination of any series class of shares after the assets belonging to such series or class have been distributed to its shareholders.

48

Notwithstanding any provision of law requiring a greater vote of the Trust’s shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or by the Trust’s Declaration of Trust, the Trust may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding shares of beneficial interest of the Fund and the Trust’s other funds, if any (voting together without regard to class). In any vote submitted to shareholders of the Fund, each whole share held by a shareholder will be entitled to one vote for each share as to any matter on which it is entitled to vote, and each fractional share shall be entitled to a proportionate fractional vote.

OTHER INFORMATION

Legal Counsel. The law firm of Dechert LLP, 1775 I Street, N.W., Washington, DC 20006, has passed upon certain legal matters in connection with the shares offered by the Fund and serves as counsel to the Trust. The law firm of Morgan, Lewis & Bockius, 1800 M Street, NW, Washington, DC 20006, serves as counsel to the Non-Interested Trustees.

Independent Registered Public Accounting Firm. Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, serves as the Trust’s independent registered public accounting firm.

Control Persons and Principal Holders of Securities. As of October 1, 2007, the following person(s) owned of record or were known by the Fund to own beneficially 5% or more of the shares of the Fund.

Name and Address	Percentage of Total Shares Outstanding
National Financial Services Corp. for the Exclusive Benefit of Our Customers Attn: Mutual Funds 5th flr. PO Box 3908 Church Street Station New York NY 10008-3908	99.9%

A shareholder of record with more than 25% of the outstanding shares of the Fund is believed to be held only as nominee.

Shareholder Approvals. As used in this SAI and in the Prospectus, a “majority of the outstanding shares” of the Fund means the lesser of (a) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

REGISTRATION STATEMENT

This SAI and the Fund’s Prospectus do not contain all the information included in the Fund’s registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby; certain portions have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, DC. Text-only versions of fund documents can be viewed online or downloaded from the SEC’s website at http://www.sec.gov.

Statements contained herein and in the Fund’s Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in such instance, reference is made to the

49

copy of such contract or other documents filed as an exhibit to the Fund’s registration statement, each such statement being qualified in all respects by such reference.

ANNUAL FUND OPERATING EXPENSES

Unless otherwise noted, the Fund’s expense ratio, identified as “Annual Fund Operating Expenses” in the Prospectus expense tables, reflects the Fund’s actual operating expenses for its most recent fiscal year as a percentage of the Fund’s average net assets for the year. Because the percentage is based on the Fund’s “average” net assets over a period of one year, it does not identify what the expense ratio would be at asset levels that differ from the average. Asset levels that are substantially higher or lower than the average may result in substantially lower or higher expense ratios. A fund with a sizable percentage of non-asset-based fees, which experiences a significant asset decline during a fiscal year, may have substantially increased expense ratios in its following fiscal year absent a significant increase in assets or reduction in non-asset-based fees. Depending on the circumstances, a fund may not be able to proportionately reduce non-asset-based fees should assets decrease. Examples of non-asset-based fees include transfer agency (for certain of the Trust’s other series), sub-accounting, and sub-transfer agency, printing, custody (out-of-pocket), audit and legal fees.

FINANCIAL STATEMENTS

The financial statements of the Fund (including when it was a Predecessor Fund) including the notes thereto, dated June 30, 2007 have been audited by Ernst & Young LLP, independent registered public accounting firm, and are incorporated by reference into this SAI from the Annual Report of the Fund dated as of June 30, 2007. The information under the caption “Financial Highlights”, appearing in the related Prospectus dated October 31, 2007, shows the Fund’s financial performance for the past six periods through June 30, 2007, and has been derived from the financial statements audited by Ernst & Young LLP. Such financial statements and financial highlights are included or incorporated by reference herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

50

APPENDIX A

Rated Investments -

Corporate Bonds

From Moody’s Investors Services, Inc. (“Moody’s”) description of its bond ratings:

“Aaa”: Bonds which are rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa”: Bonds which are rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in “Aaa” securities.

“A”: Bonds which are rated “A” possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

“Baa”: Bonds which are rated “Baa” are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba”: Bonds which are rated “Ba” are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

“B”: Bonds which are rated “B” generally lack characteristics of the desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

“Caa”: Bonds which are rated “Caa” are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from “Aa” through “Caa”. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

51

From Standard & Poor’s Corporation (“S&P”) description of its bond ratings:

“AAA”: An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA”: An obligation rated “AA” differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A”: An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB”: An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B” and “CCC”: Obligations rated “BB,” “B” and “CCC” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “CCC” the higher. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB”: An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B”: An obligation rated “B” is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC”: An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

From Fitch Ratings, Inc. (“Fitch”) description of its bond ratings:

“AAA”: Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA”: Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

52

“A”: High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB”: Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

“BB”: Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as a result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B”: Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C”: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

“+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.

Commercial Paper

The following Moody’s designations indicate the relative repayment ability of rated issuers:

“Prime-1” or “P-1”: Issuers rated “Prime-1” (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. “Prime-1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

“Prime-2” or “P-2”: Issuers rated “Prime-2” (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of “Prime-1” rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days.

“A-1”: This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

53

“A-2”: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

A Fitch short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

“F1”: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2”: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

54

MUNDER SERIES TRUST

Institutional Money Market Fund

STATEMENT OF ADDITIONAL INFORMATION

Dated October 31, 2007

The Institutional Money Market Fund (the “Fund”) is a diversified series of Munder Series Trust (“Trust” or “MST”), an open-end management investment company. The Fund’s investment advisor is Munder Capital Management (“Advisor” or “MCM”).

This Statement of Additional Information (“SAI”), which has been filed with the Securities and Exchange Commission (“SEC”), provides supplementary information pertaining to all classes of shares representing interests in the Fund. This SAI is not a prospectus, and should be read only in conjunction with the Fund’s Prospectus, dated October 31, 2007 (“Prospectus”). The financial statements for the Fund including the notes thereto, dated June 30, 2007, are incorporated by reference into this SAI from the annual report of the Fund. A copy of the Prospectus and annual and semi-annual reports may be obtained free of charge through Funds Distributor, Inc. (“Distributor”), or by calling the Fund at (800) 438-5789.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

1

No person has been authorized to give any information or to make any representations not contained in this SAI or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or the Distributor. The Prospectus does not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

2

FUND HISTORY AND GENERAL INFORMATION

The Trust is an open-end management investment company. The Trust was organized as a Delaware statutory trust on January 31, 2003. The Fund is a diversified mutual fund. Prior to April 30, 2003, the Fund was a series of another open-end management investment company, St. Clair Funds, Inc., a Maryland corporation organized on May 23, 1984 under the name “St. Clair Money Market Fund, Inc.,” which was changed to “St. Clair Fixed Income Fund, Inc.” on December 30, 1986 and to “St. Clair Funds, Inc.” on September 18, 1996 (“St. Clair”). On April 30, 2003, the Fund and two other series of St. Clair were reorganized as separate series of the Trust. The remaining series of St. Clair was reorganized on May 16, 2003. The separate series of three other open-end management investment companies, The Munder Funds, Inc. (“MFI”), The Munder Funds Trust (“MFT”) and The Munder Framlington Funds Trust (“MFFT”) (except for one of its series), reorganized as series of the Trust on June 13, 2003 and October 30, 2003. For simplicity, St. Clair, MFI, MFT, MFFT and their respective series that reorganized as series of the Trust are referred to in this SAI together as the “Predecessor Funds.” Effective February 8, 2005, MFFT was renamed Munder Series Trust II (“MST II”). MST, MST II and The Munder @Vantage Fund (“@Vantage”) are referred to in this SAI collectively as the “Munder Funds.”

Prior to September 26, 2005, the Fund was named the Munder Institutional Money Market Fund. On February 14, 2006, the Fund’s Board of Trustees approved a change in the Fund’s fiscal year end from December 31 to June 30.

As stated in the Prospectus, the investment advisor of the Fund is Munder Capital Management, a Delaware general partnership. As of the date of this SAI, the partners of Munder Capital Management are Munder Capital Holdings, LLC, which owns approximately 99.5% of Munder Capital Management, and Munder Capital Holdings II, LLC, which owns approximately 0.5% of Munder Capital Management. As of June 30, 2007, the ownership of Munder Capital Management was as follows: Munder Capital Management employees hold partnership units representing 20.3% of the firm’s value with an opportunity to increase their interest to over 30% (or approximately 35% of the outstanding voting power) within the next five years; Crestview Partners GP, L.P. and its affiliates hold units representing 67.1% of the firm’s value; and other minority-interest investors hold units totaling 12.6% of the value.

Capitalized terms used in this SAI and not otherwise defined have the same meanings as are given to them in the Prospectus.

FUND INVESTMENTS

The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Fund. The Fund’s investment objective or goal and its investment policies, unless specifically designated as fundamental, are non-fundamental policies and may be changed by the Board of Trustees (“Board of Trustees” or “Board”) without the authorization of the Fund’s shareholders. There can be no assurance that the Fund will achieve its objective or goal.

In determining the rating of an investment, the Fund may rely on credit ratings issued by credit rating agencies registered with the SEC as “nationally recognized statistical rating organizations” (“NRSROs”). Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Service, Inc., a division of McGraw-Hill Companies, Inc. (“S&P®”) and Fitch Ratings, Inc. (“Fitch”) are each registered as an NRSRO. A description of the applicable credit ratings of the NRSROs is set forth in Appendix A to this SAI.

3

Asset-Backed Securities. The Fund may purchase asset-backed securities (i.e., securities backed by mortgages, installment sales contracts, credit card receivables or other assets). The average life of asset-backed securities varies with the maturities of the underlying instruments. The average life of an asset-backed instrument is likely to be substantially less than the original maturity of the asset pools underlying the securities as the result of unscheduled principal payments and prepayments. The rate of such prepayments, and hence the life of the securities, will be primarily a function of current interest rates and current conditions in the relevant markets. Because of these and other reasons, an asset-backed security’s total return may be difficult to predict precisely.

Bank Obligations. The Fund may purchase U.S. dollar-denominated bank obligations, including certificates of deposit, bankers’ acceptances, bank notes, deposit notes and interest-bearing savings and time deposits, issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. For this purpose, the assets of a bank or savings institution include the assets of both its domestic and foreign branches. The Fund will invest in the obligations of domestic banks and savings institutions only if their deposits are federally insured.

Non-domestic bank obligations include Eurodollar Certificates of Deposit (“ECDs”), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits (“ETDs”), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits (“CTDs”), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit (“Yankee CDs”), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers’ Acceptances (“Yankee BAs”), which are U.S. dollar-denominated bankers’ acceptances issued by a U.S. branch of a foreign bank and held in the United States. Although the Fund will invest in obligations of foreign banks or foreign branches of U.S. banks only when the Advisor deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.

Borrowing. Each Fund is authorized to borrow money as permitted under the Investment Company Act of 1940, as amended (“1940 Act”), and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Borrowing may be unsecured. The 1940 Act requires the Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds. The Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Fund may, in connection with permissible borrowings, transfer, as collateral, securities owned by the Fund.

Commercial Paper. The Fund may invest in commercial paper, including tax-exempt commercial paper, (i.e., short-term promissory notes issued by corporations) of issuers rated, at the time of purchase, in one of the two highest rating categories by a NRSRO, if rated by only one NRSRO, or by two NRSROs if rated by more than one NRSRO.

4

To the extent that the ratings accorded by NRSROs may change as a result of changes in their rating systems, the Fund will attempt to use comparable ratings as standards for its investments, in accordance with the investment policies contained herein. Where necessary to ensure that an instrument meets, or is of comparable quality to, the Fund’s rating criteria, the Fund may require that the issuer’s obligation to pay the principal of, and the interest on, the instrument be backed by insurance or by an unconditional bank letter or line of credit, guarantee, or commitment to lend. In addition, the Fund may acquire commercial paper and corporate bonds of issuers that are not rated but are determined by the Advisor at the time of purchase to be of comparable quality to instruments of issuers that may be acquired by the Fund as previously described.

Foreign Securities. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers such as foreign commercial paper and obligations of foreign banks. Income and gains on foreign securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less trading volume than the New York Stock Exchange (“NYSE”) and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and less regulation of stock exchanges, brokers, and listed companies than in the United States.

Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Guaranteed Investment Contracts and Funding Agreements. The Fund may make limited investments in guaranteed investment contracts (“GICs”) or Funding Agreements issued by U.S. insurance companies. GICs and Funding Agreements are normally general obligations of the issuing insurance company. In some cases Funding Agreements may be part of an insurance company’s separate account, but they still benefit from a guarantee from the general account. Pursuant to a GIC or a Funding Agreement, the Fund makes cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits the Fund on a periodic basis with interest that is based on an index. The Fund will only purchase GICs or Funding Agreements from insurance companies that, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Board of Trustees. Generally, GICs and Funding Agreements are not assignable or transferable without the permission of the issuing insurance company, and an active secondary market in GICs and Funding Agreements does not currently exist. Therefore, GICs and Funding Agreements will normally be considered illiquid investments, and will be acquired subject to the Fund’s limitation on illiquid investments.

5

Illiquid Securities. The Fund may invest up to 10% of the value of its net assets (determined at time of acquisition) in securities that are illiquid. Illiquid securities generally include securities for which there is a limited trading market, repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities that are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (“1933 Act”). If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities within a time frame deemed to be in the best interest of the Fund.

Investment Company Securities. The Fund may invest in securities issued by other investment companies. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the expenses the Fund bears directly in connection with its own operations. Except as described in the following paragraph, the Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. These limitations do not apply to investments in investment companies through a master-feeder type arrangement. In addition, to the extent allowed by law or regulation, the Fund may invest its assets in securities of investment companies that are money market funds, including those advised by the Advisor or otherwise affiliated with the Advisor, in excess of the limits discussed above. Other investment companies in which the Fund invests can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, which would be in addition to those incurred by the Fund.

The Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with both changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which their shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Examples of ETFs include: SPDRs®, Select Sector SPDRs®, DIAMONDSSM, NASDAQ 100 Shares, and iShares.

Lending of Portfolio Securities. To enhance the return on its portfolio, the Fund may lend securities in its portfolio (subject to a limit of 33 1/3% of its total assets) to securities firms and financial institutions. Each loan will be secured continuously by collateral in the form of cash, high quality money market instruments or securities issued by the U.S. government or its agencies or instrumentalities. Collateral will be received and maintained by the Fund’s custodian concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. Initial collateral will have a market value at least equal to 105% of the then-current market value of loaned equity securities not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange, or 102% of the then-current market value of any other loaned securities. For all loaned foreign equity securities, the borrower much increase the collateral on a daily basis if the then-current market value of the collateral becomes insufficient to meet the minimum required collateral level for the type of loaned security as specified above. For all other loaned securities, the borrower must increase the collateral only when the market value of the collateral

6

is less than 100% of the then-current market value of the loaned securities. The borrower pays to the lending Fund an amount equal to any dividends or interest received on loaned securities. The Fund retains all or a portion of the interest received on investment of cash collateral and/or receives a fee from the borrower; however, the lending Fund will generally pay certain administrative and custodial fees in connection with each loan.

The Fund has a right to call a loan and have the securities on loan returned at any time and require the borrower to redeliver the borrowed securities to the Fund within the settlement time specified in the loan agreement or be subject to a “buy-in”. The Fund will generally not have the right to vote securities while they are being loaned, but it is expected that the Advisor will call a loan in anticipation of any important vote.

The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, the Fund is responsible for any loss that might result from its investment of the borrower’s collateral.

The Board has appointed a securities lending agent for the Fund’s securities lending activity. The securities lending agent maintains a list of broker-dealers, banks or other institutions that it has determined to be creditworthy. The Board reviews and approves this list annually. The Funds will only enter into loan arrangements with borrowers on the approved list.

Mortgage-Backed Securities. The Fund may purchase mortgage-backed securities. The types of mortgage-backed securities in which the Fund may invest include collateralized mortgage obligations (“CMO”). A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue.

Mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”) include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”). Ginnie Maes are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Maes also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee.

Mortgage-backed securities issued by the Federal National Mortgage Association (“FNMA”) include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”). Fannie Maes are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

7

FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA.

Mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation (“FHLMC”) include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The average life of mortgage-backed securities varies with the maturities of the underlying instruments, which in the case of mortgages have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of unscheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the securities, will be primarily a function of current interest rates and current conditions in the relevant housing markets. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in the periods of falling interest rates, the rate of mortgage prepayment tends to increase. During such periods, the reinvestment of prepayment proceeds by the Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, a mortgage-backed security’s total return may be difficult to predict precisely. When the Fund purchases mortgage-backed securities at a premium, mortgage prepayments (which may be made at any time without penalty) may result in some loss of the Fund’s principal investment to the extent of the premium paid.

Municipal Obligations. The Fund may, when deemed appropriate by the Advisor in light of the Fund’s investment objective, invest in high quality municipal obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for Federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of money market instruments of comparable quality. The Fund does not expect to invest more than 5% of its net assets in such municipal obligations during the current fiscal year. Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from regular Federal income tax are rendered by bond counsel or counsel to the respective issuers at the time of issuance. The Fund does not review the proceedings relating to the issuance of municipal obligations or the basis for such opinions.

An issuer’s obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal obligations may be materially adversely affected by litigation or other conditions.

8

Any distributions of tax exempt interest to shareholders of the Fund will be taxed to shareholders as ordinary income and such distributions will not be tax exempt.

General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Limited obligation bonds (or revenue bonds) are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer’s general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor). Under the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), certain limited obligation bonds are considered “private activity bonds” and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability. Pre-refunded bonds are municipal obligations that are generally backed or secured by U.S. Treasury bonds. In a typical pre-refunded issue, a municipality sells new bonds and uses the proceeds to buy Treasury securities. It then sets those Treasuries aside, keeping them in special escrow account that will be used to redeem the older, higher-coupon bonds either at the earliest possible date or some later date. Pre-refunded bonds can provide investors with a combination of the highest possible credit quality, and a taxable equivalent yield that compares favorably with that available on Treasuries. Bond anticipation notes (“BAN”) are short-term debt instruments issued by a state or municipality that will be paid off with the proceeds of an upcoming bond issue. Revenue anticipation notes (“RAN”) are short-term debt issues of a municipal entity that are to be repaid out of anticipated revenues, such as sales taxes. When the anticipated revenues are collected, the RAN is paid off.

Some longer-term municipal obligations give the investor the right to “put” or sell the security at par (face value) within a specified number of days following the investor’s request - usually one to seven days. This demand feature enhances a security’s liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the Fund would hold the longer-term security, which could experience substantially more volatility.

The Fund may invest in municipal obligations with maturities in excess of 397 days as allowed under Rule 2a-7 of the 1940 Act. In general, any such securities purchased by the Fund will include a demand feature that allows the Fund to receive principal and interest within seven days of demand. Such securities are sometimes called “synthetic paper”.

The Fund may invest in municipal obligations with credit enhancements such as letters of credit, municipal obligation insurance and standby bond purchase agreements (“SBPAs”). Letters of credit that are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal obligation should default. Municipal obligation insurance, which is usually purchased by the bond issuer from a private, non-governmental insurance company, provides an unconditional and irrevocable guarantee that the insured obligation’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any Fund. The credit rating of an insured municipal obligation reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured municipal obligation. Although defaults on insured municipal obligations have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest rating. An SBPA is a liquidity facility provided to pay the purchase price of bonds that cannot be re-marketed. The obligation of the liquidity provider (usually a bank) is only to

9

advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider’s obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower.

Repurchase Agreements. The Fund may agree to purchase securities from financial institutions or broker-dealers deemed creditworthy by the Advisor, subject to the seller’s agreement to repurchase the securities at an agreed-upon time and price (“repurchase agreements”). The resale price under a repurchase agreement is generally equal to the price paid by the Fund, plus interest negotiated on the basis of then-current short-term rates (which may be more or less than the rate on the underlying securities). Repurchase agreements are typically entered into for periods of one week or less. The Advisor will review and continuously monitor the creditworthiness of each approved seller, and will require each of the Fund’s repurchase agreements to be fully collateralized at all times with high-quality, liquid assets maintained by the seller in a segregated account. Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller. If a seller under a repurchase agreement were to default on the agreement and be unable to repurchase the security subject to the repurchase agreement, the Fund would look to the collateral underlying the seller’s repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller’s obligation to the Fund. The Fund might incur a loss if the value of the collateral declines and may incur disposition costs in liquidating certain collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller, obtaining rights to sell the collateral may be delayed or limited and a loss may be incurred, except with respect to repurchase agreements secured by U.S. government securities. The securities held subject to a repurchase agreement may have stated maturities exceeding 397 days, provided that the repurchase agreement itself matures in 397 days or less.

Securities subject to repurchase agreements will be held, as applicable, by the Fund’s custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

Repurchase agreements shall be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or, where the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities. The staff of the SEC currently takes the position that repurchase agreements maturing in more than seven days are illiquid securities.

Restricted Securities. The Fund may invest in commercial obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the 1933 Act (“Section 4(2) paper”). The Fund may also purchase securities that are not registered under the 1933 Act, but which can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act (“Rule 144A securities”). Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the

10

issuer or investment dealers that make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold only to other qualified institutional buyers. The Advisor will determine the liquidity of such investments pursuant to guidelines established by the Board. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund’s limitation on investment in illiquid securities. It is possible that unregistered securities purchased by the Fund in reliance upon Rule 144A could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

Reverse Repurchase Agreements. The Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price (“reverse repurchase agreements”). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Fund will maintain cash or other liquid assets designated on the books of the Fund’s records in an amount at least equal to the repurchase price, plus accrued interest, subject to the agreement. To the extent that positions in reverse repurchase agreements are not covered by designating cash or liquid assets at least equal to the repurchase price plus accrued interest, such transactions would be subject to the Fund’s restrictions on borrowings.

Stand-by Commitments. The Fund may enter into stand-by commitments with respect to municipal obligations held by it. Under a stand-by commitment, a dealer agrees to purchase at the Fund’s option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be exercisable by the Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.

The Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Fund will not exceed  1/2 of 1% of the value of the Fund’s total assets calculated immediately after each stand-by commitment is acquired.

The Fund intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Advisor’s opinion, present minimal credit risks. The acquisition of a stand-by commitment will not affect the valuation of the underlying municipal obligation. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where the Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by the Fund and will be reflected as a realized gain or loss when the commitment is exercised or expires.

Stripped Securities. The Fund may acquire U.S. government obligations and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government obligations, the holder will resell the stripped securities in custodial receipt programs. The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a single future fixed payment on the security

11

and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government obligations for Federal tax and securities purposes. The Fund is not aware of any binding legislative, judicial or administrative authority on this issue.

Only instruments that are stripped by the issuing agency will be considered U.S. government obligations. Securities that are stripped by their holder do not qualify as U.S. government obligations.

The U.S. Treasury Department facilitates transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on U.S. Treasury securities through the Federal Reserve book-entry recordkeeping system. The Federal Reserve program as established by the U.S. Treasury Department is known as “STRIPS” or “Separate Trading of Registered Interest and Principal of Securities.” Under the STRIPS program, the Fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry recordkeeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

Certain types of stripped securities will normally be considered illiquid instruments and will be acquired subject to the limitation on illiquid investments unless the Advisor determines them to be liquid under guidelines established by the Board.

In addition, the Fund may invest in stripped mortgage-backed securities (“SMBS”), which represent beneficial ownership interests in the principal distributions and/or the interest distributions on mortgage assets. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most common case, one class of SMBS will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class).

The original principal amount, if any, of each SMBS class represents the amount payable to the holder thereof over the life of such SMBS class from principal distributions of the underlying mortgage assets, which will be zero in the case of an IO class. Interest distributions allocable to a class of SMBS, if any, consist of interest at a specified rate on its principal amount, if any, or its notional principal amount in the case of an IO class. The notional principal amount is used solely for purposes of the determination of interest distributions and certain other rights of holders of such IO class and does not represent an interest in principal distributions of the mortgage assets.

Yields on SMBS will be extremely sensitive to the prepayment experience of the underlying mortgage loans, and there are other associated risks. For IO classes of SMBS and SMBS that were purchased at prices exceeding their principal amounts there is a risk that the Fund may not fully recover its initial investment.

The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made under guidelines and standards established by the Board. Such securities may be deemed liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the Fund’s net asset value per share.

12

Supranational Bank Obligations. The Fund may invest in supranational bank obligations. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., The World Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that these commitments will be undertaken or met in the future.

U.S. Government Obligations. The Fund may purchase obligations issued or guaranteed by the U.S. government and U.S. government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. government, such as those of GNMA, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of FNMA, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of FHLMC and the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. government obligations that may be acquired by the Fund include without limitation U.S. Treasury bills, U.S. Treasury notes and U.S. Treasury bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, FNMA, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, FHLMC, Federal Intermediate Credit Banks and Maritime Administration.

U.S. Treasury securities differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less, Treasury notes have initial maturities of one to ten years and Treasury bonds generally have initial maturities greater than ten years. A portion of the U.S. Treasury securities purchased by the Fund may be “zero coupon” Treasury securities. These are U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts or which are certificates representing interests in such stripped debt obligations and coupons. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. A zero coupon security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a “deep discount” price).

The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise. For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest. Current federal tax law requires that a holder (such as the Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year.

Certain banks and brokerage firms have separated (“stripped”) the principal portions (“corpus”) from the coupon portions of the U.S. Treasury bonds and notes and sell them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account). The Fund will not purchase any such receipts or certificates representing stripped corpus or coupon interests in U.S. Treasury securities sold by banks and

13

brokerage firms. The Fund will only purchase zero coupon Treasury securities that have been stripped by the Federal Reserve Bank. See “Stripped Securities” above for more information on these types of securities.

Variable Amount Master Demand Notes. The Fund may purchase variable amount master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, the Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Fund may invest in variable amount master demand notes only when the Advisor deems the investment to involve minimal credit risks.

Variable or Floating Rate Instruments. Debt instruments in which the Fund invests may be structured to have variable or floating interest rates. A floating rate security is a security the terms of which provide for the adjustment of its interest rate whenever a specified interest rate changes and that, at any time until the final maturity of the instrument or period remaining until the principal can be recovered through demand, can reasonably be expected to have a market value that approximates its amortized cost. A variable rate security is a security the terms of which provide for the adjustment of its interest rate on set dates (such as the last day of a month or calendar quarter) and that, upon each adjustment until the final maturity of the instrument or the period remaining until the principal amount can be recovered through a demand, can reasonably be expected to have a market value that approximates its amortized cost. Variable or floating rate obligations purchased by the Fund may have stated maturities in excess of the Fund’s maturity limitation if the Fund can demand payment of the principal of the instrument at least once during such period on not more than thirty days’ notice (this demand feature is not required if the instrument is guaranteed by the U.S. government or an agency thereof). These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to the Fund, the issuer’s obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. The Fund will invest in variable and floating rate instruments only when the Advisor deems the investment to involve minimal credit risk.

Variable or floating rate securities held by the Fund will be subject to the Fund’s limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

In determining average weighted portfolio maturity of the Fund, short-term variable or floating rate securities are deemed to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. For purposes of this paragraph, “short-term” with respect to a security means that the principal amount, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less.

14

In determining average weighted portfolio maturity of a Fund, long-term variable or floating rate securities are deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. For purposes of this paragraph, “long-term” with respect to a security means that the principal amount of the security is scheduled to be paid in more than 397 days.

Variable or floating rate government securities where the variable rate of interest is readjusted no less frequently than every 762 days shall be deemed to have a maturity equal to the period remaining until the next interest rate readjustment.

When calculating the Fund’s dollar-weighted average portfolio maturity, floating rate securities are deemed to have a maturity of one day, and variable rate securities are deemed to have a maturity equal to the lesser of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions). When-issued purchases and forward commitments (known as delayed-delivery transactions) are commitments by the Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

When the Fund agrees to purchase securities on a when-issued or forward commitment basis, the Fund will designate on its records cash or liquid assets equal to the amount of the commitment on the settlement date. Normally, the Fund will designate portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to designate additional assets in order to ensure that the value of such assets remains equal to the amount of the Fund’s commitments. Because the Fund’s liquidity and ability to manage its portfolio might be affected when it designates cash or liquid assets to cover such purchase commitments, the Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of the Fund’s total assets absent unusual circumstances.

The Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss. When the Fund has sold a security pursuant to one of these transactions, the Fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or suffer a loss.

When the Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

A when-issued or delayed delivery transaction includes a “to be announced” transaction in which a seller agrees to deliver a security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the purchaser agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, the purchaser and the seller would agree upon the issuer, coupon rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it delivers mortgages that meet the specified terms.

The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

15

Yields and Ratings. The yields on certain obligations, including the money market instruments in which the Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P, Moody’s, Fitch and other NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

The Fund will not invest more than 5% of its total assets in securities rated in the second highest rating category by such NRSROs and will not invest more than 1% of its total assets in such securities of any one issuer. The Fund intends to limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) to not more than 5% of the Fund’s total assets at the time of purchase, provided that the Fund may invest up to 25% of its total assets in the securities of any one issuer rated in the highest rating category by an NRSRO for a period of up to three business days. Unrated and certain single rated securities (other than U.S. government securities) may be purchased by the Fund, but are subject to a determination by the Advisor, in accordance with procedures established by the Board, that the unrated and single rated securities are of comparable quality to the appropriate rated securities.

Subsequent to its purchase by the Fund, an unrated security may be rated, a rated security may cease to be rated, or a rated security’s rating may be reduced. The Board or the Advisor, pursuant to guidelines established by the Board, will consider such an event in determining whether the Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

Disclosure of Portfolio Holdings. The Board has adopted policies regarding disclosure of the Munder Funds’ portfolio holdings information. These policies generally prohibit the Munder Funds, MCM, and any sub-advisor to the Munder Funds from disclosing any information concerning the Munder Funds’ portfolio holdings to any third-party earlier than the day next following the day on which the information is publicly disclosed.

The Fund publicly discloses a complete uncertified list of its portfolio holdings as of the end of each calendar month not earlier than 30 days after the end of such month. The Fund may also publicly disclose other information from which the Fund’s specific portfolio holdings could be derived as of the end of each calendar month not earlier than 15 days after the end of such month. This other information may include the Fund’s top ten holdings, sector information and other identifiable holdings information. The Fund may choose to publish its portfolio holdings and other identifiable holdings information less frequently or not at all, except to the extent required to be disclosed by applicable law. The Fund will make its portfolio holdings information available to the general public on the Munder Funds website (www.munder.com).

Prior to the time that the Fund’s portfolio holdings information is publicly disclosed, MCM and/or the Fund may disclose any and all portfolio holdings information to the following categories of persons, subject to the applicable conditions:

Service providers. MCM and/or the Fund may disclose portfolio holdings information to the Fund’s primary service providers (i.e., the Fund’s advisor, sub-advisors, custodian, distributor, fund accountant, administrator, sub-administrator, independent public accountants, and external legal counsel) and to other service providers (such as proxy voting services, pricing information vendors, broker-dealers who effect portfolio securities transactions, broker-dealers who provide

16

pricing information, and providers of printing and/or regulatory filing services) who need access to such information to perform services for the benefit of the Fund. Portfolio holdings information will be disclosed to a service provider to the extent and as frequently as necessary to allow such service provider to perform its duties and responsibilities which may be immediate with no lag time. The service providers are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract. The Fund’s current primary service providers are MCM, State Street Bank and Trust Company, Funds Distributor, Inc., PFPC Inc., Ernst &Young LLP, Dechert LLP, and Morgan Lewis & Bockius LLP. Other service providers who routinely receive portfolio holdings information from the Fund are Institutional Shareholder Services, FT Interactive, Reuters, Thomsen Financial/ILX, Bear Stearns, WM Company, R.R. Donnelley and Bowne & Co.

Other. The Fund, MCM or any sub-advisors to the Munder Funds may disclose portfolio holdings information to other individuals or entities, but only if the following conditions have been met: (1) a written request for disclosure prior to public dissemination must be submitted to and approved in writing by either the President or a Vice President of the Munder Funds and MCM’s Legal Department; (2) the President or a Vice President of the Munder Funds and MCM’s Legal Department must determine that the requested disclosure would serve a legitimate business purpose of the Fund and is in the best interests of the Fund and its shareholders; (3) the portfolio holdings information must be disclosed pursuant to the terms of a written confidentiality agreement between the recipient and the Fund, unless such disclosure is otherwise required by applicable law; and (4) none of the Munder Funds, the Munder Funds’ investment advisers, or their affiliates may receive compensation or other consideration in connection with an arrangement to make available information about the Fund’s portfolio holdings. In determining whether the requested disclosure is in the best interest of Fund shareholders, the President or Vice President of the Munder Funds, as applicable, and MCM’s Legal Department will take into consideration the likelihood that, and the extent to which, the disclosure of such information may be used in a harmful or abusive manner by the recipient. In the event of a conflict between the interests of the Munder Funds and their shareholders, on the one hand, and those of MCM, any sub-advisor to the Munder Funds, the Munder Funds’ principal underwriter, or any affiliated person of the Munder Funds, MCM, any sub-advisor to the Munder Funds or the Munder Funds’ principal underwriter, on the other hand, the conflict shall be resolved in favor of the interests of the Munder Funds and their shareholders.

The terms of any confidentiality agreement entered into will generally provide, among other things, that (1) the portfolio holding information is the confidential property of the Munder Funds and may not be shared or used directly or indirectly for any purpose except as expressly provided in the confidentiality agreement; (2) the recipient agrees to limit access to the portfolio holdings information to its employees (and agents) who, on a need to know basis, (a) are authorized to have access to the portfolio holdings information and (b) are subject to confidentiality obligations, including a duty not to trade on non-public information; and (3) the recipient does not distribute the portfolio holdings or result of the analysis to third parties, other departments or person who are likely to use the information for purposes of purchasing or selling the Munder Funds prior to the day next following the public disclosure of such portfolio holdings information.

The types of individuals or entities to whom MCM, a sub-advisor, or the Fund might disclose portfolio holdings information prior to public disclosure subject to the conditions described above could include mutual fund evaluation services and due diligence departments of broker-dealers and wirehouses. These services and departments regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization,

17

maturity, yield, beta, etc. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. This is not meant to be an exclusive list and MCM, a sub-advisor and/or the Fund may disclose portfolio holdings to other types of third parties as long as the conditions described above are satisfied.

As of the date of this SAI, the Fund had an ongoing arrangement to provide information to Moody’s Investors Service, Inc. for the purpose of enabling Moody’s to provide a rating on the Fund. The Fund compensates Moody’s for providing this rating. The Fund provides the following information to Moody’s on a weekly basis: total net assets, weighted average maturity and all holdings of the Fund. Such information is provided to Moody’s on a weekly basis. Moody’s has agreed not to release to any third party any material which includes such data until the day after complete lists of the Fund’s holdings as of the date of the information provided to Moody’s are made publicly available. The disclosure of this information is subject to a confidentiality agreement between the Fund and Moody’s, the terms of which include the terms described above.

Portfolio managers, analysts and other senior officers or spokespersons of MCM, any sub-advisor to the Munder Funds or the Munder Funds are permitted to disclose or confirm the ownership of any individual portfolio holding to reporters, brokers, shareholders, consultants or other interested persons provided that such information already has been publicly disclosed. MCM or a sub-advisor may periodically distribute lists of portfolio holdings held by the Munder Funds for the purpose of facilitating efficient trading of such securities and receipt of relevant research. The information on such lists shall be as of month end and will not be distributed until the day next following the public disclosure of the portfolio holdings.

The Board receives reports at its quarterly meetings concerning disclosure by the Munder Funds of portfolio holdings information. The Board, MCM or a sub-advisor may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio holdings information beyond those found in the Munder Funds’ policies. The policies may not be waived, nor may exceptions be made without the approval of MCM’s Legal Department. All waivers and exceptions will be disclosed to the Board no later than its next regularly scheduled quarterly meeting. All material amendments to the policies will be submitted to the Board for approval or ratification.

18

INVESTMENT POLICIES

The Fund is subject to the investment policies enumerated in this section, which may be changed only by a vote of the shareholders of a majority of the Fund’s outstanding shares (as defined under “Other Information - Shareholder Approvals”).

As a matter of fundamental policy, the Fund:

1.	May not issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit the Fund to: (i) enter into commitments to purchase securities in accordance with the Fund’s investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

2.	May not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3.	May not act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit the Fund to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

4.	May not purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Fund may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

5.	May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

6.	May not make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Fund may, among other things: (i) enter into repurchase agreements, (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan;

7.	Shall be a “diversified company” as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

19

8.	May not “concentrate” its investments in a particular industry, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to the Fund’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; (iii) instruments issued by domestic branches of U.S. banks (including U.S. branches of foreign banks subject to regulation under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); or (iv) repurchase agreements (collateralized by the instruments described in clause (ii) and clause (iii)); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund’s investments will not constitute a violation of such limitation, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if the Fund’s holdings of illiquid securities exceed 10% because of changes in the value of the Fund’s investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets.

MANAGEMENT OF THE FUND

The Trust is supervised by the Board, which is responsible for representing the interests of the shareholders. The Board meets periodically throughout the year to oversee the Fund’s activities.

Trustees and Officers. Information about the Trustees and officers of the Trust, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are as set forth in the table below. A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Trust (as that term is defined in Section 2(a)(19) of the 1940 Act). As used herein, the terms “Munder Funds” and “Fund Complex” consist of 29 portfolios, each of which is a series of MST, MST II or @Vantage.

20

Name, Address and Age	Position(s) with the Munder Funds	Term of Office(1) and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 60	Trustee and Chairman	Indefinite; Trustee since 2/93, Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (10/97 to 12/05).	29	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 60	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate company) (since 1991).	29	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 71	Trustee	Indefinite; since 5/93	Professor of Finance, Stephen M. Ross School of Business - University of Michigan (since 8/66).	29	Nighthawk Radiology Holdings, Inc. (since 3/04).

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	29	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 59	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	29

Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company)

(since 5/05).

21

Name, Address and Age	Position(s) with the Munder Funds	Term of Office(1) and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Trustee(3)	Indefinite; since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	28	Taubman Centers, Inc. (since 1/97); Masco Corporation (since 12/06).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 51	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	29	Adherex Technologies, Inc. (biopharma-ceutical company) (since 3/04); LMS Medical Systems (health care technology company (since 1/06); Air Canada (since 10/06).

Interested Trustee

Michael T. Monahan(4) c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	29	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his/her death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he/she attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MST II only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, which was the indirect parent company of MCM until December 29, 2006. Mr. Monahan also receives retirement and health benefits from Comerica.

22

Name, Address and Age	Position(s) with the Munder Funds	Term of Office(1) and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years

Officers

John S. Adams 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 49	President and Principal Executive Officer	through 2/08; since 4/06	Chief Executive Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 12/06); Chief Executive Officer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); President and Chief Investment Officer of Munder Capital Management (investment advisor) (3/06 to 12/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 49	Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer	through 2/08; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Executive Vice President and General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 41	Vice President and Principal Financial Officer	through 2/08; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Managing Director, Chief Administrative Officer and Treasurer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Cherie N. Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 39	Treasurer and Principal Accounting Officer	through 2/08; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01).

David W. Rumph 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 36	Assistant Treasurer	through 2/08; since 8/01	Senior Mutual Fund Treasury Analyst of Munder Capital Management (investment advisor) (since 4/01).

Bradford E. Smith 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 35	Assistant Treasurer	through 2/08; since 5/00	Director of Mutual Fund Operations of Munder Capital Management (investment advisor) (since 3/01).

23

Name, Address and Age	Position(s) with the Munder Funds	Term of Office(1) and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years

Kevin R. Kuhl 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 31	Assistant Treasurer	through 2/08; since 8/04	Mutual Fund Treasury Analyst of Munder Capital Management (investment advisor) (since 5/02).

Melanie Mayo West 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 40	Assistant Secretary	through 2/08; since 8/01	Associate General Counsel of Munder Capital Management (investment advisor) (since 11/00).

Mary Ann C. Shumaker 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 53	Assistant Secretary	through 2/08; since 8/99	Assistant Secretary of Munder Capital Management (investment advisor) (since 2/05); Associate General Counsel of Munder Capital Management (since 3/98).

Amy D. Eisenbeis 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 43	Assistant Secretary	through 2/08; since 2/05	Associate General Counsel of Munder Capital Management (investment advisor) (since 10/04).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

Standing Committees of the Board. The Board of Trustees has a standing Audit Committee presently consisting of Dr. Brophy (Chairman of the Committee), Dr. Porter and Mr. Rakolta. All are members of the Board and are currently not “interested” persons (as defined in the 1940 Act) of the Fund. The Board has adopted a written charter for the Audit Committee. The principal function of the Fund’s Audit Committee is to oversee the accounting, auditing and financial reporting processes of the Fund. The Audit Committee is responsible for, among other things, (1) recommending, engaging and terminating the Fund’s independent registered public accounting firm (subject to ratification by the Board or shareholders, if required), (2) pre-approving all audit and non-audit services to be provided by the independent registered public accounting firm to the Fund and certain Fund affiliates, (3) reviewing with the independent registered public accounting firm the proposed scope of, and fees for, their audit, the registered public accounting firm’s independence, and the staffing of the audit team of the Fund, (4) receiving and considering a report from the independent registered public accounting firm concerning their conduct of the audit, including any comments or recommendations they might want to make in that connection, (5) considering all critical accounting policies and practices to be used by the Fund and any proposed alternative treatments thereof, and (6) investigating any improprieties or suspected improprieties in the operations of the Fund. The Audit Committee met four times during the last fiscal year of the Fund.

The Board of Trustees has a Board Process and Governance Committee. The Board Process and Governance Committee presently consists of Dr. Champagne (Chairman of the Committee), The Hon. Mr. Engler, Mr. Monahan, Ms. Payne and Dr. Porter. The function of the Board Process and Governance Committee is to review and assess the adequacy of the Board’s ongoing adherence to industry corporate governance best practices and make recommendations as to any appropriate changes; review and make recommendations to the Board regarding Trustee compensation and expense reimbursement policies;

24

undertake periodically to coordinate and facilitate evaluations of the Board and recommend improvements, as appropriate; and meet with Fund management to review reports and other information concerning the status of the Fund’s operations, procedures and processes. The Board Process and Governance Committee, which was previously known as the Board Process and Compliance Oversight Committee, met four times during the last fiscal year of the Fund.

The Board of Trustees has a Nominating Committee. The Nominating Committee presently consists of Mr. Rakolta (Chairman of the Committee), Dr. Brophy, Dr. Champagne, Mr. Eckert and The Hon. Mr. Engler. In the event of any vacancies on or additions to the Board, the Nominating Committee is responsible for (i) identifying and evaluating potential candidates to fill any such vacancy on the Board; (ii) selecting from among the potential candidates a nominee to be presented to the full Board for its consideration; and (iii) recommending to the Board a nominee to fill any vacancy on the Board. The Nominating Committee may seek suggestions for potential nominees to fill positions on the Board as Non-Interested Trustees from any party it deems appropriate. For potential nominees to fill positions on the Board as Interested Trustees, the Nominating Committee will consider the views and recommendations of the Advisor. The Nominating Committee did not meet during the last fiscal year of the Funds.

Shareholders may submit for the Nominating Committee’s consideration, recommendations regarding potential nominees to fill the position of Non-Interested Trustee on the Board. Each eligible shareholder or shareholder group may submit no more than one nominee each calendar year. In order for the Nominating Committee to consider shareholder submissions, the following requirements must be satisfied regarding the nominee:

1. The nominee must satisfy certain qualifications described below and in the Fund’s organizational documents, including qualification as a possible Non-Interested Trustee.

2. The nominee may not be the nominating shareholder, a member of the nominating shareholder group or a member of the immediate family of the nominating shareholder or any member of the nominating shareholder group.

3. Neither the nominee nor any member of the nominee’s immediate family may be currently employed or employed within the last year by any nominating shareholder entity or entity in a nominating shareholder group.

4. Neither the nominee nor any immediate family member of the nominee is permitted to have accepted directly or indirectly, during the year of the election for which the nominee’s name was submitted, during the immediately preceding calendar year, or during the year when the nominee’s name was submitted, any consulting, advisory, or other compensatory fee from the nominating shareholder or any member of a nominating shareholder group.

5. The nominee may not be an executive officer, director (or person fulfilling similar functions) of the nominating shareholder or any member of the nominating shareholder group, or of an affiliate of the nominating shareholder or any such member of the nominating shareholder group.

6. The nominee may not control the nominating shareholder or any member of the nominating shareholder group (or, in the case of a holder or member that is a fund, an “interested person” of such holder or member as defined by Section 2(a)(19) of the 1940 Act).

25

7. A shareholder or shareholder group may not submit for consideration a nominee who has previously been considered by the Nominating Committee.

In order for the Nominating Committee to consider shareholder submissions, the following requirements must be satisfied regarding the shareholder or shareholder group submitting the proposed nominee:

1. Any shareholder or shareholder group submitting a proposed nominee must beneficially own, either individually or in the aggregate, more than 5% of the Fund’s securities that are eligible to vote both at the time of submission of the nominee and at the time of the Board member election. Each of the securities used for purposes of calculating this ownership must have been held continuously for at least two years as of the date of the nomination. In addition, such securities must continue to be held through the date of the meeting. The nominating shareholder or shareholder group must also bear the economic risk of the investment and the securities used for purposes of calculating the ownership cannot be held “short.”

2. The nominating shareholder or shareholder group must also submit a certification that provides the number of shares which the person or group has (a) sole power to vote or direct the vote; (b) shared power to vote or direct the vote; (c) sole power to dispose or direct the disposition of such shares and (d) shared power to dispose or direct the disposition of such shares. In addition the certification shall provide that the shares have been held continuously for at least 2 years.

3. Shareholders or shareholder groups submitting proposed nominees must substantiate compliance with the above requirements at the time of submitting their proposed nominee as part of their written submission to the attention of the Nominating Committee. This submission should be provided no later than the first calendar quarter of the current year and must include: (a) the shareholder’s contact information; (b) the nominee’s contact information and the number of Fund shares owned by the proposed nominee; (c) all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required by Regulation 14A of the Securities Exchange Act of 1934, as amended (“1934 Act”); and (d) a notarized letter executed by the nominee, stating his or her intention to serve as a nominee and be named in the Fund’s proxy statement, if so designated by the Nominating Committee and the Fund’s Board.

To qualify as a nominee for the Board, individuals, at the time of nomination, should: (i) have substantial expertise, work experience or relationships that would contribute to the overall effectiveness of the Board, including in overseeing the Fund and protecting the interests of the Fund’s shareholders; (ii) have a degree from an accredited university or college in the United States or the equivalent degree from an equivalent institution of higher learning in another country or a certification as a public accountant; (iii) have no criminal convictions (other than traffic violations) or felony or misdemeanor convictions involving the purchase or sale of a security; (iv) not have been the subject of any order, judgment or decree (which was not subsequently reversed, suspended or vacated) of any federal or state authority finding that the individual violated or is in violation of any federal or state securities laws; and (v) not cause the Fund, as determined by the Nominating Committee in consultation with counsel to the Non-Interested Trustees, to be in violation of or not in compliance with: (a) any applicable law, regulation or regulatory interpretation, (b) the applicable Fund’s organizational documents, or (c) any general policy adopted by the Board regarding either the mandatory retirement age of any Board member or the percentage of Board that must be comprised of Non-Interested Trustees.

26

Management Ownership of the Fund. The following table sets forth, for each Trustee, the aggregate dollar range of equity securities owned of the Fund and of all funds in the Fund Complex overseen by each Trustee as of December 31, 2006.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Non-Interested Trustees
John Rakolta, Jr.	None	Over $100,000
David J. Brophy	None	$10,001 - $50,000
Joseph E. Champagne	None	Over $100,000
Thomas D. Eckert	None	None*
Arthur T. Porter	None	$10,001 - $50,000
John Engler	None	Over $100,000
Lisa A. Payne	None	None*
Interested Trustee
Michael T. Monahan	None	Over $100,000

*	Both Mr. Eckert and Ms. Payne participate in the Fund’s deferred compensation plan, through which their compensation as Trustees is valued as if it were invested in shares of the Munder Funds (as described below).

As of the date of this SAI, no officer, director or employee of the Advisor, World, the Custodian, the Distributor, the Administrator, the Sub-Administrator or the Transfer Agent, as defined below, currently receive any compensation from the Trust. As of             , 2007, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of the Fund.

Compensation. Each Trustee of the Fund who is not otherwise compensated by MCM or the Distributor pursuant to a contract between the Fund and MCM or the Distributor receives an aggregate annual retainer from MST and MST II for service on the Board of $78,000 ($114,000 for the Chairman). Each Trustee of @Vantage who is not otherwise compensated by MCM or the Distributor pursuant to a contract between the Fund and MCM or the Distributor receives an annual retainer of $6,000. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

The Board has adopted a deferred compensation plan (“Plan”) pursuant to which each Trustee who receives compensation from the Funds of MST, MST II and @Vantage may defer, for a specified period of time, the receipt of all or some portion of the fees earned for Board service. Each Trustee must make his deferral elections prior to January 1 of the calendar year for which fees are to be deferred. Previous deferral elections will automatically remain in effect for subsequent years unless the Trustee makes an alternative election prior to January 1 of the calendar year for which fees are to be deferred. Amounts deferred will be valued as if they were invested in one or more of the Funds selected by the deferring Trustee. These amounts will not, however, actually be invested in shares of the Funds and the obligation of MST, MST II and @Vantage to make payments under the Plan will be unsecured general obligations of the Funds of MST, MST II and @Vantage, payable out of the general assets and property of such Funds. A Trustee may elect to have the amounts earned under the Plan distributed (1) on a specified date, (2) upon termination of Board service, or (3) the earlier of choice (1) or (2). Payment of amounts earned under the Plan may be made in a lump sum or in annual installments over the number of years specified by the Trustee (up to 10 years). If a Trustee dies, the balance of the amounts earned will be paid to his or her designated beneficiary in a lump sum.

27

The following table summarizes the compensation, including committee fees, paid to the Trustees of the Trust for the twelve-month period ended June 30, 2007.

Compensation Table

Name and Position of Trustee	Aggregate Compensation from the Trust(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Trust and Fund Complex Paid to Trustees(1)
John Rakolta, Jr., Trustee and Vice Chairman	$77,625	None	None	$87,000
David J. Brophy, Trustee	$77,625	None	None	$87,000
Joseph E. Champagne, Trustee	$77,625	None	None	$87,000
Thomas D. Eckert, Chairman and Trustee	$109,250	None	None	$120,000
John Engler, Trustee	$74,750	None	None	$84,000
Michael T. Monahan, Trustee	$74,750	None	None	$84,000
Lisa A. Payne, Trustee	$74,750	None	None	$78,000
Arthur T. Porter, Trustee	$74,750	None	None	$84,000

(1)	As of June 30, 2007, there were three investment companies in the Fund Complex (MST, MST II and @Vantage) and 25 funds in the Fund Complex. Amounts provided for the Fund Complex for the period include those paid to the Trustee by MST, MST II and @Vantage. For the fiscal year ended June 30, 2007, each of Mr. Eckert and Ms. Payne deferred all of their compensation pursuant to the deferred compensation plan described above. As of June 30, 2007, the total value of the compensation from the Fund Complex deferred by the Trustees for all prior periods was $868,508 for Mr. Eckert, $128,790 for Ms. Payne and $102,170 for Dr. Porter.

Material Relationships of the Non-Interested Trustees. For the purposes of the statements below, the immediate family members of any person are a person’s spouse, children residing in the person’s household (including step and adoptive children) and any dependent of the person; an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person; a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act, in each case for which the Advisor or any of its affiliates acts as investment adviser.

As of December 31, 2006, none of the Non-Interested Trustees, nor any members of their immediate families, beneficially owned any securities issued by the Advisor or any other entity in a control relationship to the Advisor.

During the calendar years of 2005 and 2006, none of the Non-Interested Trustees, nor any member of their immediate family, had any direct or indirect interest (the value of which exceeds $120,000), whether by contract, arrangement or otherwise, in the Advisor or any other entity in a control relationship to the Advisor.

None of the Fund’s Trustees or officers has any arrangement with any other person pursuant to which the Trustee or officer was elected to serve in such capacity. During the calendar years 2005 and 2006, none of the Non-Interested Trustees, nor any members of their immediate families, except for Messrs. Eckert and Rakolta and Ms. Payne, had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $120,000 and to which any of the following were a

28

party (each, a “Fund-Related Party”): (i) the Funds, (ii) an officer of the Funds, (iii) a related fund, (iv) an officer of any related fund, (v) the Advisor; (vi) any affiliate of the Advisor; or (vii) an officer of any such affiliate.

Mr. Eckert was Director, President and Chief Executive Officer of Capital Automotive REIT (“CARS”), a publicly-held real estate investment trust specializing in retail automotive properties from October 1997 to December 2005. Ms. Payne is Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (“Taubman”), a publicly-held real estate investment trust specializing in developing and operating regional shopping centers. Mr. Rakolta is Chairman and Chief Executive Officer, Walbridge Aldinger Company (“Walbridge”), a privately-owned construction/real estate/manufacturing company. During the calendar years 2005 and 2006, Comerica Bank, a wholly-owned subsidiary of Comerica, which was the indirect parent company of the Advisor until December 29, 2006, was one of several commercial banks and lending facilities with which both CARS and Taubman had secured lines of credit, Taubman had construction loans and Walbridge had a stand-by line of credit. CARS’s secured line of credit with Comerica Bank was terminated in December 2005. Prior to taking office as a Non-Interested Trustee, Ms. Payne terminated a secured note and one personal line of credit with Comerica Bank. She subsequently terminated another personal line of credit with Comerica Bank. In all cases, the arrangements with Comerica Bank are or were subject to standard agreements that were negotiated at arms’ length, subject to customary terms, conditions and interest rates.

During the calendar years 2005 and 2006, none of the Non-Interested Trustees, nor any members of their immediate family, had any relationship (the value of which exceeds $120,000) with any Fund-Related Party, including, but not limited to, relationships arising out of (i) the payments for property and services, (ii) the provision of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate), or (iv) the provision of consulting service.

During the calendar years 2005 and 2006, none of the Non-Interested Trustees, nor any member of their immediate family, had any position, including as an officer, employee, director or partner, with any of: (i) the Fund, (ii) an officer of the Fund, (iii) a related fund, (iv) an officer of any related fund, (v) the Advisor, or (vi) any other entity in a control relationship to the Fund.

Proxy Voting Policies. Ordinarily, the securities in which the Fund invests will be non-voting securities. In the event that the Fund does receive a proxy statement related to a portfolio security, it is the Fund’s policy that proxies received are voted in the best interests of the Fund shareholders. The Board has delegated to the Advisor discretionary investment management authority with respect to the assets of the Fund, which includes proxy voting authority, and directed that the Advisor implement proxy voting policies and procedures (“Proxy Procedures”) in exercising that authority. Set forth below are the Advisor’s policies on voting shares owned by the Fund. These policies may be revised from time to time with the approval of the Board.

The Advisor has adopted and implemented the Proxy Procedures and has established a “Proxy Committee” as a means reasonably designed to ensure that the Advisor votes any proxy or other beneficial interest in an equity security prudently and solely in the best interest of the Fund considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

The Advisor has retained Institutional Shareholder Services (“ISS”) to review proxies received for client accounts and recommend how to vote them. ISS has established voting guidelines that are consistent in all material respects with the policies and the process noted herein. The Advisor has also retained ISS to provide its voting agent service. As such, ISS is responsible for ensuring that all proxy ballots are submitted in a timely manner. At least annually, the Proxy Committee will review ISS’s

29

“Proxy Voting Guidelines” to confirm that they are consistent in all material respects with the Advisor’s Proxy Procedures. The Proxy Committee meets as needed to administer the Advisor’s proxy review and voting process and revise and update the Proxy Procedures as appropriate. At least monthly, the Proxy Committee reviews selected recommendations made by ISS to further the goal of voting proxies in a manner consistent with the best interest of the Fund.

The Advisor generally will vote proxies consistent with ISS’s recommendations without independent review, unless the subject matter of the proxy solicitation raises complex, unusual or significant issues and the cost of reviewing ISS’s advice and recommendations with respect to a particular proxy does not outweigh the potential benefits to clients from the review of ISS’s advice and recommendations. In addition, the Proxy Committee will review ISS’s recommendations if client holdings for a particular issuer are of meaningful size or value.

For these purposes, the holding of a particular issuer would be considered to be meaningful if:(i) the particular issuer soliciting proxies or to whom the proxy solicitation relates represents at least two percent (2%) of the fair market value of any advisory client’s account and the fair market value of the portfolio holding is at least one million dollars ($1,000,000); or (ii) all client accounts with respect to which the Advisor holds full discretionary authority to vote a client’s proxies hold, in the aggregate, at least one percent (1%) of the outstanding voting shares of the issuer.

In each instance where the Advisor does not separately review ISS’s recommendations, clients’ proxies will always be voted consistent with ISS’s recommendations. In each instance where the Advisor does separately review ISS’s recommendation, the Advisor may vote differently from ISS’s recommendation, if, based upon certain criteria generally described in the following paragraph, the Advisor determines that such vote is in the best interests of the Fund.

The Advisor generally is willing to vote with recommendations of management on matters of a routine administrative nature (e.g., appointment or election of auditors). The Advisor’s position is that management should be allowed to make those decisions that are essential to the ongoing operation of the company and that are not expected to have a major economic impact on the corporation and its shareholders. The Advisor generally is opposed to special interest proposals that involve an economic cost to the corporation or that restrict the freedom of management to operate in the best interest of the corporation and its shareholders. With respect to those issues, the Advisor will generally refrain from voting or vote with management. The Advisor is generally not willing to vote with management on proposals that have the potential for major adverse economic impact on the corporation and the long-term value of its shares (e.g., executive compensation issues) without independent analysis. The Advisor believes that the owners of the corporation should carefully analyze and decide such issues on a case-by-case basis.

From time to time a portfolio manager, an analyst or a member of the Proxy Committee may disagree with ISS’s recommendation on how to vote proxies for one or more resolutions. However, because the Advisor may have business interests that expose it to pressure to vote a proxy in a manner that may not be in the best interest of the Fund, all requests to vote differently from the ISS recommendation with respect to a particular matter must be submitted to the Proxy Committee and the Advisor’s legal/compliance department (“Legal/Compliance Department”) for independent review. In that review, the Proxy Committee seeks to determine whether the request is in the best interests of the Fund and to identify any actual or potential conflicts between the interests of the Advisor and those of the Fund. If the Proxy Committee approves the request, it is then submitted to the Legal/Compliance Department for review of any actual or potential conflicts of interest that have been identified. The Legal/Compliance Department must approve a request before it is implemented. Such a request for

30

approval will be accompanied by a written description of the conflict. The Legal/Compliance Department may approve a request only under the following conditions:

(i)	No Conflict. No conflict of interest is identified.

(ii)	Immaterial or Remote Conflict. A potential or actual conflict of interest is identified, but such conflict, in the reasonable judgment of the Legal/Compliance Department, is so clearly immaterial or remote as to be unlikely to influence any determination made by the Proxy Committee.

(iii)	Material Conflict. In the event a potential or actual conflict of interest is identified and appears to be material, the Legal/Compliance Department may approve the request only with written approval from its applicable clients. If an override request is approved by clients holding a majority of the subject shares over which the Advisor has voting discretion, the Legal/Compliance Department may approve the override with respect to all applicable clients without seeking or obtaining additional approval from each of them. With respect to the Fund, if the Advisor receives instructions from the Board Process and Governance Committee, the Advisor will vote the Fund’s shares in accordance with such instructions. If no instructions are received from the Fund or approval is not obtained from clients holding a majority of the subject shares held be unaffiliated clients, the Advisor will vote the shares in accordance with ISS’s recommendation.

Every decision to vote on a resolution in a proxy solicited by a company held by the Fund in a manner different from the recommendation of ISS is disclosed to the Board at its next regularly scheduled meeting along with an explanation for the vote.

Notwithstanding the above, and pursuant to an exemptive order issued by the SEC to iShares Trust, et al. and procedures approved by the Board, the Fund will vote its shares of an iShares fund in the same proportion as the vote of all other holders of shares of such iShares fund, during any period in which the Munder Funds, @Vantage, the Advisor, and certain affiliates in the aggregate hold 25% or more of the outstanding voting securities of such iShares fund.

The Fund files with the SEC its proxy voting record for each 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or by visiting our website at http://www.munder.com or the SEC’s website at http://www.sec.gov.

Trustee Liability. The Declaration of Trust of the Trust provides that all persons having any claim against the Trustees or the Trust shall look solely to the trust property for payment; that no Trustee of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of the Trust; and that no Trustee shall be personally liable to any person for any action or failure to act except by reason of such Trustee’s own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her duties as a trustee. With the exception stated, the Declaration of Trust provides that a Trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by such Trustee in connection with the defense or disposition of any proceeding in which he/she may be involved or with which he/she may be threatened by reason of being

31

or having been a Trustee, and that the Trust will indemnify officers, representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification.

INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

Investment Advisor. The investment advisor of the Fund is Munder Capital Management, a Delaware general partnership (“MCM” or the “Advisor”). The partners of Munder Capital Management are Munder Capital Holdings, LLC, which owns approximately 99.5% of Munder Capital Management, and Munder Capital Holdings II, LLC, which owns approximately 0.5% of Munder Capital Management. As of June 30, 2007, the ownership of Munder Capital Management was as follows: Munder Capital Management employees hold partnership units representing 20.3% of the firm’s value with an opportunity to increase their interest to over 30% (or approximately 35% of the outstanding voting power) within the next five years; Crestview Partners GP, L.P. and its affiliates hold units representing 67.1% of the firm’s value; and other minority-interest investors hold units totaling 12.6% of the value. Prior to December 29, 2006, MCM was an indirect subsidiary of Comerica Bank, which in turn, is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company.

The Advisor serves as the investment advisor to the Fund and other Munder Funds pursuant to a Combined Advisory Agreement dated December 29, 2006 (“Combined Advisory Agreement”). Under the terms of the Combined Advisory Agreement, the Advisor furnishes continuing investment supervision to the Fund and is responsible for the management of the Fund’s portfolio. Unless delegated to a sub-advisor as permitted under the Combined Advisory Agreement, the Advisor has the responsibility for making decisions to buy, sell or hold a particular security for the Fund, subject to review by the Board.

Unless sooner terminated, the Combined Advisory Agreement will continue in effect until June 30, 2008, and for successive one-year periods thereafter, provided that such continuance is specifically approved annually by (a) the vote of a majority of the Board who are not parties to the Combined Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the Fund, or (ii) the vote of a majority of the Board. The Combined Advisory Agreement is terminable with respect to the Fund, or any Munder Fund, by a vote of the Board, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, upon 60 days’ written notice to the Advisor. The Advisor may also terminate its advisory relationship with respect to the Fund without penalty upon 90 days’ written notice to the Fund. The Combined Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

Under the Combined Advisory Agreement, the Fund has agreed to pay the Advisor for the advisory services provided and expenses assumed by the Advisor, an annual fee computed daily and payable daily at an annual rate of 0.20% of the Fund’s average daily net assets.

The Advisor, in its sole discretion, may voluntarily waive a portion of its management fee from time to time. In addition, the Advisor has voluntarily agreed to reimburse the Fund’s operating expenses (other than management fees, brokerage, interest, taxes, and extraordinary expenses) in an amount sufficient to keep the Fund’s other operating expenses at 0.00%. The Advisor may discontinue its waiver of a portion of its management fee or all or part of the expense reimbursement at any time.

The advisory fees received, advisory fees waived, and other expenses reimbursed by the Advisor for the Fund (including when it was a Predecessor Fund) for the fiscal years ended December 31, 2004 and December 31, 2005, the period ended June 30, 2006, and the fiscal year ended June 30, 2007 are set forth below.

32

Fiscal year ended December 31, 2004

Advisory Fees	Advisory Fees Waived	Other Expenses Reimbursed by the Advisor
$2,172,951	$850,526	$1,739,245

Fiscal year ended December 31, 2005(1)

Advisory Fees	Advisory Fees Waived	Other Expenses Reimbursed by the Advisor
$2,219,134	$496,638	$1,936,367

Period ended June 30, 2006

Advisory Fees	Advisory Fees Waived	Other Expenses Reimbursed by the Advisor
$1,259,605	$251,921	$1,049,058

Fiscal year ended June 30, 2007

Advisory Fees	Advisory Fees Waived	Other Expenses Reimbursed by the Advisor
$3,003,457	$601,758	$2,332,271

(1)	Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.

Administrator. In addition to serving as the Advisor to the Fund, MCM serves as the administrator (“Administrator”) for the Munder Funds. The Fund has entered into a Combined Administration Agreement with MCM (“Administration Agreement”) that was amended and restated on October 30, 2003, and most recently amended on August 14, 2007. Pursuant to the Administration Agreement, MCM is responsible for (i) general administrative duties associated with the day-to-day operations of the Fund; (ii) monitoring and coordinating the activities of the other service providers of the Fund; (iii) providing fund accounting functions, including overseeing the computation of the Fund’s net asset value; (iv) assisting in the preparation of financial and tax reports; (v) ongoing monitoring and testing of portfolio compliance; and (vi) oversight and review of regulatory affairs and corporate governance. In performing its duties and obligations under the Administration Agreement, MCM shall not be held liable except in the case of its willful misconduct, bad faith or negligence in the performance of such duties and obligations.

The Administration Agreement permits MCM to enter into an agreement with one or more third parties pursuant to which such third parties may provide sub-administrative services to the Fund. Accordingly, MCM has entered into a sub-administration agreement with State Street Bank and Trust Company (“State Street”), the former administrator to the Munder Funds, to provide certain administrative services to the Fund.

33

As compensation for its administrative services, commencing June 1, 2004, the Administrator receives from each Munder Fund an annual fee that is computed daily and payable monthly equal to the greater of (1) $50,000 plus $6,000 per each active class of such Munder Fund greater than one or (2) a percentage of the average daily net assets of such Munder Fund that varies with the amount of such Munder Fund’s average daily net assets as follows: (a) 0.1530% of average daily net assets up to $100,000,000, (b) 0.128% of average daily net assets from $100,000,001 to $250,000,000, (c) 0.104% of average daily net assets from $250,000,001 to $500,000,000, (d) 0.079% of average daily net assets from $500,000,001 to $1,000,000,000, and (e) 0.055% of average daily net assets in excess of $1,000,000,000. In addition, beginning August 10, 2004, the Administrator is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

As compensation for its administrative services for the period June 1, 2003 through May 31, 2004, the Administrator was entitled to receive an annual fee based on a percentage of the aggregate average monthly net assets of the Fund, the Munder Institutional Government Money Market Fund, the Munder S&P® MidCap Index Equity Fund, and the Munder S&P® SmallCap Index Equity Fund (“Aggregate Net Assets”) as follows: 0.0577% of the first $3 billion of Aggregate Net Assets, 0.0557% of the next $3 billion of Aggregate Net Assets and 0.0532% of all Aggregate Net Assets over $6 billion. For the period June 1, 2003 through February 10, 2004, the Administrator agreed to limit the total compensation it received for its services as Administrator for all of the Munder Funds to a prorated portion of an annualized amount of $3.4 million, after payment by the Administrator of all standard basis points and complex minimum fees to sub-administrators for the Munder Funds.

MCM received administrative fees from the Fund (including when it was a Predecessor Fund) in the amounts set forth in the table below. Such amounts were limited to the extent necessary to limit the aggregate amount MCM received from the Fund, the remaining series of MST (including when they were Predecessor Funds, if applicable), MST II and @Vantage during the relevant period to the total amount stated above.

Calendar year ended December 31, 2004	Calendar year ended December 31, 2005(1)	Period ended June 30, 2006	Fiscal year ended June 30, 2007
$876,025	$1,068,712	$574,047	$1,290,830

(1)	Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.

Distributor. The Fund’s distributor is Funds Distributor, Inc. (“FDI” or “Distributor”) and its principal office is located at 100 Summer Street, 15th Floor, Boston, Massachusetts 02110. The Trust has entered into a distribution agreement (“Distribution Agreement”) under which the Distributor, as agent, sells shares of the Fund on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of the Fund although it is not obligated to sell any particular

34

amount of shares. Under the Distribution Agreement, the Fund pays no fees to FDI for its services as distributor. Nevertheless, in its role as distributor, FDI is the dealer of record on shares of the Fund purchased without using a broker or other intermediary, and, as such, FDI may receive any applicable service fees associated with such shares. In addition, the Advisor pays FDI a fee for providing certain distribution support services relating to the Fund.

Services Arrangements - Comerica Class K Shares. Under the non-Rule 12b-1 Distribution and Service Plan (“Plan”) applicable to the Comerica Class K shares of the Fund (formerly known as Class K shares), the Fund may pay up to 0.25% of the value of the average daily net assets of the Comerica Class K shares beneficially owned by the customers of banks and other financial institutions to financial institutions that have entered into agreements with the Fund to provide shareholder services to their customers. The Plan with respect to the Comerica Class K shares is a non-Rule 12b-1 shareholder servicing plan.

Services provided by financial institutions under their Comerica Class K shares service agreements may include: (i) aggregating and processing purchase and redemption requests for Comerica Class K shares from customers and placing net purchase and redemption orders with the Distributor; (ii) providing customers with a service that invests the assets of their accounts in Comerica Class K shares pursuant to specific or pre-authorized instructions; (iii) processing dividend payments on behalf of customers; (iv) providing information periodically to customers showing their positions in Comerica Class K shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed by the institutions; (vii) providing sub-accounting with respect to Comerica Class K shares beneficially owned by customers or the information necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (ix) forwarding to customers proxy statements and proxies containing any proposals regarding the Fund’s arrangements with institutions; and (x) providing such other similar services as the Fund may reasonably request to the extent the institutions are permitted to do so under applicable statutes, rules and regulations.

Under the terms of the Plan, the Plan continues from year to year with respect to each class of shares, provided such continuance is approved annually by vote of the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of that Plan (“Non-Interested Plan Trustees”). All amendments of the Plan also must be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without penalty, by vote of a majority of the Non-Interested Plan Trustees or by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant class of the respective Fund. Pursuant to the Plan, the Distributor will provide the Board of Trustees quarterly reports of amounts expended under the Plan and the purpose for which such expenditures were made.

In the case of Comerica Class K shares, the Trustees have determined that there is a reasonable likelihood that the agreements with banks and other financial institutions will benefit the Fund and its shareholders by affording the Fund greater flexibility in connection with the servicing of the accounts of the beneficial owners of their shares in an efficient manner.

During the fiscal year ended June 30, 2007, the period ended June 30, 2006 and the fiscal years ended December 31, 2005 and 2004, the Fund made no payments to the Distributor under the Plan.

Additional Compensation Paid to Intermediaries. In addition to paying fees under the Fund’s Plan, the Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisor, World or the Munder Funds, for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held

35

of record in omnibus, other group accounts or accounts traded through registered securities clearing agents. These additional fees paid by the Fund to intermediaries may take one of two forms: (i) basis point payments on net assets; and/or (ii) fixed dollar amount payments per shareholder account.

The Fund’s Advisor or Distributor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund, including affiliates of the Advisor. Such payments and compensation are in addition to the service fees paid by the Fund.

Additional cash payments may be made by the Advisor or Distributor to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders.

Currently, the Advisor has revenue sharing arrangements with approximately 18 intermediaries, the most significant of which are Merrill Lynch, Charles Schwab and Citigroup Global Markets. The Advisor also has revenue sharing arrangements with certain entities that were affiliated with the Advisor prior to January 2, 2007, including Comerica Bank. Revenue sharing payments to financial institutions are usually structured in any of three ways: (i) as a percentage of gross sales; (ii) as a percentage of net assets; and/or (iii) a fixed dollar amount. During the year ended June 30, 2007, the Advisor and/or Distributor accrued and/or paid approximately $1.9 million to various unaffiliated entities pursuant to the revenue sharing arrangements applicable to all series of MST, MST II and @Vantage. The Advisor also paid approximately $0.4 million pursuant to revenue sharing arrangements with entities with which it was affiliated during the period applicable to all series of MST, MST II and @Vantage.

From time to time, the Fund’s service providers, or any of their affiliates, may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries. In addition, the Fund, the Fund’s service providers, or any of its affiliates, may conduct and/or pay for training and educational meetings for sales representatives of unaffiliated broker-dealers that sell the Fund, and may pay or reimburse for associated meals, lodging and transportation.

Custodian. State Street Bank and Trust Company (“State Street” or “Custodian”), located at One Lincoln Street, Boston, Massachusetts 02111, serves as the custodian to the Fund. Pursuant to the terms and provisions of the custodian contract between State Street and the Trust, State Street keeps the books of account for the Fund.

Transfer and Dividend Disbursing Agent. PFPC Inc. (“Transfer Agent”), located at 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the transfer and dividend disbursing agent for the Fund pursuant to a transfer agency agreement with the Trust, MST II and @Vantage under which the Transfer Agent (i) issues and redeems shares of the Fund; (ii) addresses and mails all communications by the Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders; (iii) maintains shareholder accounts; (iv) responds to correspondence by shareholders of the Fund; (v) makes periodic reports to the Board concerning the operations of the Fund; and (vi) conducts certain anti-money laundering activities on behalf of the Fund.

Comerica Bank. As stated in the Fund’s Prospectus, Comerica Class K shares of the Fund are sold to customers of banks and other institutions. Such banks and institutions may include Comerica Bank, its affiliates and subsidiaries, and other institutions that have entered into agreements with the Trust for providing shareholder services for their customers.

36

Other Information Pertaining to Administration, Custodian and Transfer Agency Agreements. The Administrator, the Transfer Agent and the Custodian each receive a separate fee for their respective services. Except as noted in this SAI, the Fund’s service contractors bear all expenses in connection with the performance of their services and the Fund bears the expenses incurred in its operations. Expenses borne by the Fund include, but are not limited to, fees paid to the Advisor, the Administrator, the Custodian and the Transfer Agent; fees and expenses of officers and the Board; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying the Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders’ meetings and proxy solicitations; fidelity bond and directors’ and officers’ liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Trust, MST II or @Vantage that are not readily identifiable as belonging to a particular investment portfolio are allocated among all investment portfolios of the Trust, MST II and @Vantage by or under the direction of the Board in a manner that the Board determines to be fair and equitable, taking into consideration whether it is appropriate for expenses to be borne by the Fund in addition to the other series of the Trust, MST II and @Vantage, as applicable. The Advisor, the Administrator, the Custodian and the Transfer Agent may voluntarily waive all or a portion of their respective fees and/or reimburse certain Fund expenses from time to time.

CODE OF ETHICS

The Trust, MST II, @Vantage and the Advisor have adopted a code of ethics as required by applicable law, which is designed, among other things, to prevent affiliated persons of the Trust, MST II, @Vantage and the Advisor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code of ethics). There can be no assurance that the code of ethics will be effective in preventing such activities. The code of ethics may be examined at the office of the SEC in Washington, DC or on the Internet from the SEC’s website at http://www.sec.gov.

PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Board, the Advisor causes investment decisions for the Fund to be made and oversees the placement of purchase and sale orders for portfolio securities on behalf of the Fund.

Consistent with the Advisory Agreement for the Fund, the Advisor selects broker-dealers to execute transactions on behalf of the Fund using its best efforts to seek the best overall terms available. In assessing the best overall terms available for any transaction, the Advisor considers all factors it deems relevant, including, but not limited to, the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, anonymity and confidentiality,

37

promptness, the quality of any research provided (i.e., quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker), the net results of specific transactions, the difficulty of execution, the size of the order, the operational facilities of the broker-dealer, the broker-dealer’s risk in positioning a block of securities, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. While the Advisor generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily pay the lowest spread or commission available.

In selecting broker-dealers to execute a particular transaction, and in evaluating the best overall terms available, the Advisor is authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act) provided to the Fund and/or other accounts over which the Advisor or its affiliates exercise investment discretion. The Advisor may cause the Fund to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy. Shareholders of the Fund should understand that the services provided by such brokers may be useful to the Advisor in connection with the Advisor’s services to other clients.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor by the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

Transactions on U.S. stock exchanges generally involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions that are generally fixed. Over-the-counter issues, including corporate debt and government securities, are normally traded through dealers on a “net” basis (i.e., without commission), or directly with the issuer. With respect to over-the-counter transactions, the Advisor will normally deal directly with dealers who make a market in the instruments except in those circumstances where more favorable prices and execution are available elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down.

The Fund may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor believes such practice to be in such Fund’s best interests.

Investment decisions for the Fund and for other investment accounts managed by the Advisor are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and one or more other accounts, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner the Advisor believes to be equitable to each such account. Although the Advisor seeks the most favorable overall net

38

results for all of the accounts in any aggregated transaction, in some cases, this practice may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in order to obtain best execution.

The Fund will not purchase any securities while the Advisor or any affiliated person (as defined in the 1940 Act) is a member of any underwriting or selling group for such securities, except pursuant to procedures adopted by the Board in accordance with Rule 10f-3 under the 1940 Act.

Under the 1940 Act, persons affiliated with the Advisor, the Distributor and their affiliates are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

The Fund is required to identify the securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by it as of the close of its most recent fiscal year and state the value of such holdings. As of June 30, 2007, the Fund held securities of Merrill Lynch & Company valued at $230,000,000, UBS Finance, Inc. valued at $24,870,000, Salomon Smith Barney Holdings valued at $90,000,000 and Bank of America NA valued at $30,000,000.

Since the Fund will invest only in short-term debt instruments, its annual portfolio turnover rate will be relatively high. However, brokerage commissions are normally not paid on money market instruments, therefore portfolio turnover is not expected to have a material effect on the net investment income of the Fund. The portfolio turnover rate of the Fund is calculated by dividing the lesser of the Fund’s annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were 397 days or less) by the monthly average value of the securities held by the Fund during the year. The Fund may engage in short-term trading to achieve its investment objective. Portfolio turnover may vary greatly from year to year as well as within a particular year.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases. As described in the Prospectus (including the Shareholder Guide), shares of the Fund may be purchased in a number of different ways. Such alternative sales arrangements permit an investor to choose the method of purchasing shares that is most beneficial depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. An investor may place orders directly through the Transfer Agent or the Distributor or through arrangements with his/her authorized broker, financial advisor or other intermediary.

The term “immediate family member” means any investor’s grandparent, spouse of a grandparent, parent, spouse of a parent, child, spouse of a child, spouse, brother or sister, or any of the foregoing relatives of the investor’s spouse (i.e., in-laws) and includes step and adoptive relationships.

In-Kind Purchases. Payment for shares of the Fund may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable by a listing on a nationally recognized securities

39

exchange; and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receives satisfactory assurance that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other tax matters relating to the securities. Call the Fund at (800) 438-5789 for more information.

Retirement Plans. Shares of the Fund may be purchased in connection with various types of tax deferred retirement plans, including traditional and Roth individual retirement accounts (“IRAs”), SIMPLE IRAs, SEPs, SAR SEPs, qualified plans, non-qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans), simplified employee pension IRAs, Education Savings Accounts (“ESAs”), top-hat plans, and similar types of tax deferred retirement plans. An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan. A $10.00 annual custodial fee is charged to all IRA, 403(b) and ESA accounts. This fee must be paid in December of each year and may be paid by check or by liquidating shares from the account.

Redemptions. The redemption price for Fund shares is the net asset value next determined after receipt of the redemption request in proper form.

Redemption proceeds are normally paid in cash; however, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the particular Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

The Fund has authorized one or more financial service institutions to receive redemption orders on its behalf. Certain of these financial services institutions are authorized to designate plan administrator intermediaries to receive redemption orders on behalf of the Fund. To the extent permitted by law, the Fund will be deemed to have received a redemption order when an authorized financial services institution or, if applicable, the financial services institution’s authorized designee, receives the order. Orders will be priced at the Fund’s Net Asset Value next computed after they are received by an authorized financial services institution or its authorized designee.

Involuntary Redemptions. The Fund may involuntarily redeem any account if its value falls below the applicable minimum initial investment for the account, or $2,500, whichever is lower. A notice of redemption, sent by first-class mail to the investor’s address of record, will fix a date not less than 30 days after the mailing date, and shares will be redeemed at the close of business on that date unless sufficient additional shares are purchased to bring the aggregate account value up to the required level. The Fund may also redeem an account involuntarily if it otherwise appears appropriate to do so in light of the Fund’s responsibilities under the 1940 Act or in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers, other tax-related certifications, or if the Fund is unable to verify the account holder’s identity. In each case, shares will be redeemed at the net asset value next calculated after the account is closed. A check for the redemption proceeds payable to the investor will be mailed to the investor at the address of record.

Other Purchase and Redemption Information. The Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed other than for customary weekend and holiday closings; (c) the SEC has by order permitted such suspension or postponement for the protection of the shareholders or (d) an emergency, as determined by the SEC, exists making disposal of portfolio

40

securities or valuation of net assets of the Fund not reasonably practicable. Upon the occurrence of any of the foregoing conditions, the Fund may also suspend or postpone the recording of the transfer of its shares.

In addition, the Fund may compel the redemption of, reject any order for, or refuse to give effect on the Fund’s books to the transfer of, its shares where the relevant investor or investors have not furnished the Fund with valid, certified taxpayer identification numbers and such other tax-related certifications as the Fund may request. The Fund may also redeem shares involuntarily if it otherwise appears appropriate to do so in light of the Fund’s responsibilities under the 1940 Act or in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers and other tax-related certifications.

Brokers or other financial intermediaries may charge their customers a processing or service fee in connection with the purchase or redemption of the Fund’s shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual broker or other financial intermediary. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectus and this SAI. An investor’s broker or other financial intermediary will provide the investor with specific information about any processing or service fees they will be charged.

NET ASSET VALUE

In seeking to maintain a stable net asset value of $1.00 per share with respect to the Fund, portfolio securities are valued according to the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline.

As indicated, the amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price the Fund would receive if the security were sold prior to maturity. The Board has established procedures reasonably designed, taking into account current market conditions and the Fund’s investment objective, for the purpose of maintaining a stable net asset value of $1.00 per share for the Fund for purposes of sales and redemptions. These procedures include a review by the Board, at such intervals as they deem appropriate, of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed  1/2 of 1% for the Fund, the Board will promptly consider whether any action should be initiated and, if so, what action. If the Board believes that the extent of any deviation from the Fund’s $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it will take such steps as it considers appropriate to eliminate or reduce any such dilution or unfair results to the extent reasonably practicable. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, shortening the average portfolio maturity, reducing the number of outstanding shares without monetary consideration, and utilizing a net asset value per share as determined by using available market quotations.

Pursuant to Rule 2a-7 under the 1940 Act, the Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share, provided that the Fund will not purchase any security with a remaining maturity (within the meaning of Rule 2a-7 under the 1940 Act) greater than 397 days (securities subject to repurchase agreements, variable and

41

floating rate securities, and certain other securities may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. In addition, the Fund may acquire only U.S. dollar-denominated obligations that present minimal credit risks and that are “First Tier Securities” at the time of investment. First Tier Securities are those that are rated in the highest rating category by at least two NRSROs or by one if it is the only NRSRO rating such obligation or, if unrated, determined to be of comparable quality. A security is deemed to be rated if the issuer has any security outstanding of comparable priority and such security has received a short-term rating by an NRSRO. The Advisor will determine that an obligation presents minimal credit risks or that unrated investments are of comparable quality, in accordance with guidelines established by the Board. There can be no assurance that a constant net asset value will be maintained by the Fund.

Equity securities, except for securities traded in the Nasdaq National Market or the Nasdaq SmallCap Market, are valued at the last sale price. If there are no sales of such securities on the date of valuation, but closing bid and asked prices for such day are available, then such securities will be valued, subject to the approval of the Advisor’s Pricing Committee (the “Pricing Committee”), at the mean between the most recently quoted bid and asked prices. Equity securities traded in the Nasdaq National Market or the Nasdaq SmallCap Market are valued at the Nasdaq Official Closing Price (“NOCP”), unless the NOCP is not available, in which case the value will be the Consolidated Closing Price (“CCP”) reported by Nasdaq. The NOCP is calculated at 4:00:02 p.m. (Eastern Time) on each business day as follows: (i) if the last traded price of a listed security reported by a Nasdaq member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, then the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at evaluated bid prices.

In the event that a price for a security is not available through the means described above, the security may be valued using pricing services or broker-dealer quotations. The Fund may employ pricing services selected by the Advisor, and approved by the Board, which may use generally accepted pricing methodologies. This may result in the securities being valued at a price different from the price that would have been determined had the pricing service not been used. If a pricing service cannot provide a valuation for the security, the security may be valued by using quotations from a broker-dealer selected by the Advisor.

Where no last sales price is available for a Depositary Receipt (defined to include an ADR, ADS, GDR, EDR or NYR) on the exchange or market where it is principally traded, the Depositary Receipt will be valued at the closing sales price of its underlying security on the security’s principal foreign exchange, multiplied by the relevant exchange rate and the conversion rate of the Depositary Receipt to one share of its underlying security. If a Depositary Receipt cannot be valued pursuant to the preceding sentence, then the Depositary Receipt will be valued, subject to the approval of the Pricing Committee, at the mean between the most recently quoted bid and asked prices of its underlying security on the valuation date, multiplied by the relevant exchange rate and the conversion rate of the Depositary Receipt to one share of its underlying security. If a Depositary Receipt cannot be valued pursuant to the preceding sentence, then the Depositary Receipt will be valued, subject to the approval of the Pricing Committee, as of the business day prior to the valuation date using the methods described above.

Securities which are principally traded outside of the U.S. are valued at the closing price or last quoted sales price on the security’s principal exchange, except for less actively-traded securities trading on the London Stock Exchange, generally referred to as “Non-SETS.” These securities are valued at the mid-price between the bid and ask prices. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern Time.

42

All cash, receivables and current payables are carried on the Fund’s books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board.

If reliable current market values are not readily available for a security, such security will be valued at its fair value by the Pricing Committee. Current market values may be considered to be not readily available for a security when transactions in the security are infrequent, the validity of quotations appears questionable, there is a thin market, the size of reported trades is not considered representative of a company’s holdings (as in the case of certain debt securities), or trading for a security is restricted or halted. In addition, a foreign security will be valued by the Pricing Committee if an event has occurred after the relevant foreign market has closed, but prior to the calculation of the relevant Fund’s net asset value that is likely to materially affect the value of such security (i.e., a “significant event”). Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by the Fund include governmental actions, natural disasters, and armed conflicts.

The Pricing Committee, which is made up of the Advisor’s officers and employees as designated from time to time by management of the Advisor, values such securities using pricing procedures that have been approved by the Board in order to determine the security’s fair value. The procedures require the Pricing Committee to meet when a security’s market price is not readily available. In order to guard against any conflict of interest with respect to pricing determinations, members of the Fund’s portfolio management team will not serve on the Pricing Committee in a voting capacity with respect to any pricing determination for the Fund. The Pricing Committee provides a forum for considering time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values and other events that may have a potentially material impact on security values. The Pricing Committee will review all the valuation methodologies used by it and will take any actions necessary to ensure that appropriate procedures and internal controls are in place to address valuation issues. Generally, two voting members of the Pricing Committee are required to approve a valuation determination or procedural change. However, due to the unexpected nature of many day-to-day pricing matters and the limited amount of time available to make a pricing determination, a single member of the Pricing Committee may act on behalf of the full Committee when the other members are not readily available to participate in the determination before the applicable deadline. Minutes of all Pricing Committee meetings are reviewed by the Advisor and provided to the Board at its next regularly scheduled Board meeting. The Pricing Committee, in its discretion, may request the Board’s input on any particular issue.

43

PERFORMANCE INFORMATION

From time to time, quotations of the Fund’s performance may be included in advertisements, sales literature, or reports to shareholders or prospective investors. These performance figures are calculated in the following manner:

YIELD

The Fund’s current and effective yields are computed using standardized methods required by the SEC. The annualized yield is computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and any additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of the Fund will fluctuate, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to the Fund’s investment policies including the types of investments made, lengths of maturities of the portfolio securities, and whether there are any special account charges which may reduce the effective yield.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

From time to time, in advertisements or in reports to shareholders, the Fund’s yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives or compared to stock or other relevant indices. In addition, the tax-equivalent yield (and hypothetical examples illustrating the effect of tax-equivalent yields) of the Fund may be quoted in advertisements or reports to shareholders. Hypothetical examples showing the difference between a taxable and a tax-free investment may also be provided to shareholders.

TAXES

The following summarizes certain additional Federal and state income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund’s Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Internal Revenue Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the

44

federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

General. The Fund intends to elect and qualify annually to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, the Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to its shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (“Distribution Requirement”) and satisfies certain other requirements of the Internal Revenue Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, the Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, net income from certain publicly traded partnerships, and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (“Income Requirement”).

In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trade or business or in certain publicly traded partnerships.

Distributions of net investment income received by the Fund from investments in debt securities and any net realized short-term capital gains distributed by the Fund will generally be taxable to shareholders as ordinary income regardless of whether the distribution is paid in cash or reinvested in shares and will not be eligible for the dividends-received deduction for corporations.

The Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss (“net capital gain”) for each taxable year. Such gain is designated and distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time a shareholder has held his or her Fund shares, and regardless of whether the distribution is paid in cash or reinvested in shares. The Fund expects that capital gain dividends will be taxable to shareholders as long-term gain. Capital gain dividends are not eligible for the dividends-received deduction for corporations. Due to the investment strategies of the Fund, it will not typically derive net long-term capital gains and if certain other conditions are satisfied.

In the case of corporate shareholders, distributions of the Fund for any taxable year generally qualify for the dividends-received deduction to the extent of the gross amount of “qualifying dividends” received by the Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a “qualifying dividend” if it has been received from a domestic corporation. The Fund does not expect to derive a material amount of such “qualifying dividends” and, thus, it is unlikely that the Fund will distribute a material amount of dividends that qualify for the dividends-received deduction.

45

Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers. The Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate, although the Fund will not typically derive long-term capital gains. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from funds, such as the Fund, investing primarily in bonds and other debt instruments will not generally qualify for the lower rates. Further, because many companies in which the Fund invests do not pay significant dividends on their stock, the Fund will not generally derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends. The rate reductions for long-term capital gains and qualified dividend income are currently scheduled to expire after 2010 in the absence of further Congressional action.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and may be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of the Fund’s current and accumulated earnings and profits.

Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Fund each year.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Internal Revenue Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed or taxed to the Fund during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are made. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

The Fund will be required in certain cases to withhold and remit to the United States Treasury at the current rate of 28% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify that he or she is not subject to backup withholding or that he or she is an “exempt recipient.”

Disposition of Shares. Upon the redemption, sale or exchange of shares of the Fund, a shareholder generally may realize a capital gain or loss depending upon his or her basis in the shares. Assuming the Fund continuously maintains a net asset value of $1.00 per share, a shareholder of the Fund will not recognize gain or loss upon a sale or exchange of such shares.

Although the Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and

46

localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

Constructive Sales. IRS rules may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Internal Revenue Code.

Currency Fluctuations - “Section 988” Gains or Losses. Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Internal Revenue Code as “Section 988” gains or losses, may increase or decrease the amount of the Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Other Taxation. The foregoing discussion relates only to U.S. Federal income tax law and certain state taxes as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). Distributions by the Fund and dispositions of Fund shares also may be subject to other state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. Federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of U.S. Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. Federal income tax at a rate of 30% (or at a lower rate under a tax treaty). Under recently enacted legislation, a Fund may be able to designate certain distributions as being derived from net interest income or net short-term capital gains and such designated distributions would generally not be subject to U.S. tax withholding. The new provision would apply with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008. It should also be noted that the provision does not eliminate all withholding on distributions by a registered investment company to foreign investors. Distributions that are derived from dividends on corporate stock or from ordinary income other than interest would still be subject to withholding. As an example, foreign currency gains and ordinary income from swaps or investments in PFICs would still be subject to withholding when distributed to foreign investors. The Fund does not anticipate making any designations of any net interest income or net short-term capital gains, which would generally result in withholding on the full amount of distributions paid to foreign shareholders from such sources.

Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

47

ADDITIONAL INFORMATION CONCERNING SHARES

The Trust is a Delaware statutory trust. Under the Declaration of Trust, the beneficial interest in the Trust may be divided into an unlimited number of full and fractional transferable shares. The Trust’s Declaration of Trust authorizes the Board to classify or reclassify any authorized but unissued shares of the Trust into one or more additional portfolios (or classes of shares within a portfolio) by setting or changing, in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption.

Pursuant to such authority, the Trust’s Board of Trustees has authorized the issuance of an unlimited number of shares of beneficial interest of the Trust representing interests in the Institutional Money Market Fund. The Fund offers shares in two separate classes: Comerica Class K and Comerica Class Y shares (formerly known as Class K and Class Y shares, respectively).

The Board has adopted a plan pursuant to Rule 18f-3 under the 1940 Act (“Multi-Class Plan”) on behalf of the Fund. The Multi-Class Plan provides that each class of shares of the Fund is identical, except for one or more expense variables, certain related rights, exchange privileges, class designation and sales loads assessed due to differing distribution methods.

In the event of a liquidation or dissolution of the Trust or the Fund, shareholders of the Fund would be entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative net asset values of the Fund and the Trust’s other series, of any general assets not belonging to any particular Fund which are available for distribution. Upon liquidation, shareholders of the Fund are entitled to participate in the net distributable assets of the Fund, based on the number of shares of the Fund that are held by each shareholder.

Holders of all outstanding shares of the Fund will vote together in the aggregate and not by class on all matters, except that only Comerica Class K shares of the Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Distribution and Service Plan as it relates to the Fund’s Comerica Class K shares. Further, shareholders of the Fund, as well as those of any other investment portfolio now or hereafter offered by the Trust, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of the Fund affected by the matter. The Fund is affected by a matter unless (i) it is clear that the interests of the Fund in the matter are substantially identical to the other Funds of the Trust or (ii) that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the Fund only if approved by a majority of the outstanding shares of the Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to the Fund.

Shares of the Trust have non-cumulative voting rights and, accordingly, the holders of more than 50% of the Trust’s outstanding shares (irrespective of class) may elect all of the trustees or directors. Shares of the Fund have no subscription or preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus and SAI, shares will be fully paid and non-assessable by the Trust.

48

Shareholder meetings to elect Trustees will not be held unless and until such time as required by law. At that time, the Trustees then in office will call a shareholders’ meeting to elect Trustees. Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. Meetings of the shareholders of the Trust shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

The Trust’s Declaration of Trust, as amended, authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to: (i) sell and convey the assets belonging to a series or a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such series or class to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (ii) sell and convert the assets belonging to one or more series or classes of shares into money and, in connection therewith, to cause all outstanding shares of such series or class to be redeemed at their net asset value; or (iii) combine the assets belonging to a series or class of shares with the assets belonging to one or more other series or classes of shares if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any series or class participating in such combination and, in connection therewith, to cause all outstanding shares of any such series or class to be redeemed or converted into shares of another series or class of shares at their net asset value. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act. The Trust’s Board of Trustees may authorize the termination of any series class of shares after the assets belonging to such series or class have been distributed to its shareholders.

Notwithstanding any provision of law requiring a greater vote of the Trust’s shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or by the Trust’s Declaration of Trust, the Trust may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding shares of beneficial interest of the Fund and the Trust’s other funds, if any (voting together without regard to class). In any vote submitted to shareholders of the Fund, each whole share held by a shareholder will be entitled to one vote for each share as to any matter on which it is entitled to vote, and each fractional share shall be entitled to a proportionate fractional vote.

OTHER INFORMATION

Legal Counsel. The law firm of Dechert LLP, 1775 I Street, N.W., Washington, DC 20006, has passed upon certain legal matters in connection with the shares offered by the Fund and serves as counsel to the Trust. The law firm of Morgan, Lewis & Bockius, 1800 M Street, NW, Washington, DC 20006, serves as counsel to the Non-Interested Trustees.

Independent Registered Public Accounting Firm. Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, serves as the Trust’s independent registered public accounting firm.

Control Persons and Principal Holders of Securities. As of                     , 2007, the following person(s) owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund.

49

Class	Name and Address	Percentage of Class Outstanding (%)
Institutional Money Market Fund K	National Financial Services Corp For The Exclusive Benefit Of Our Customers Attn: Mutual Funds 5th Fl P O Box 3908 Church Street Station New York NY 10008-3908	96.343

Institutional Money Market Fund Y	Calhoun & Co C/O Comerica Bank Detroit Attn Vicky Froehlich P O Box 75000 Detroit MI 48275-3455	81.403

Institutional Money Market Fund Y	State Street & Co FBO Munder Capital 1776 Heritage DR STE 1 Quincy MA 02171-2197	12.839

Institutional Money Market Fund Y	Comerica Bank Comerica Securities/Direct 201 W Fort St MC 3089 Detroit MI 48226	5.735

As of October 1, 2007, Comerica Bank held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of the Fund. As a result Comerica Bank may be deemed to have control of the Fund and may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Other shareholders of record with more than 25% of the outstanding shares of the Fund are believed to be held only as nominee.

Shareholder Approvals. As used in this SAI and in the Prospectus, a “majority of the outstanding shares” of the Fund means the lesser of (a) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

REGISTRATION STATEMENT

This SAI and the Fund’s Prospectus do not contain all the information included in the Fund’s registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby; certain portions have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, DC. Text-only versions of fund documents can be viewed online or downloaded from the SEC’s website at http://www.sec.gov.

Statements contained herein and in the Fund’s Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Fund’s registration statement, each such statement being qualified in all respects by such reference.

ANNUAL FUND OPERATING EXPENSES

Unless otherwise noted, the Fund’s expense ratio, identified as “Annual Fund Operating Expenses” in the Prospectus expense tables, reflects the Fund’s actual operating expenses for its most recent fiscal year as a percentage of the Fund’s average net assets for the year. Because the percentage is based on the Fund’s “average” net assets over a period of one year, it does not identify what the expense ratio would be at asset levels that differ from the average. Asset levels that are substantially higher or

50

lower than the average may result in substantially lower or higher expense ratios. A fund with a sizable percentage of non-asset-based fees, which experiences a significant asset decline during a fiscal year, may have substantially increased expense ratios in its following fiscal year absent a significant increase in assets or reduction in non-asset-based fees. Depending on the circumstances, a fund may not be able to proportionately reduce non-asset-based fees should assets decrease. Examples of non-asset-based fees include transfer agency (for certain of the Trust’s other series), sub-accounting, and sub-transfer agency, printing, custody (out-of-pocket), audit and legal fees.

FINANCIAL STATEMENTS

The financial statements of the Fund (including when it was a Predecessor Fund) including the notes thereto, dated June 30, 2007 have been audited by Ernst & Young LLP, independent registered public accounting firm, and are incorporated by reference into this SAI from the Annual Report of the Fund dated as of June 30, 2007. The information under the caption “Financial Highlights”, appearing in the related Prospectus dated October 31, 2007, shows the Fund’s financial performance for the past six periods through June 30, 2007, and has been derived from the financial statements audited by Ernst & Young LLP. Such financial statements and financial highlights are included or incorporated by reference herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

51

APPENDIX A

NRSRO CREDIT RATINGS

Following are descriptions of the credit ratings issued by certain NRSROs.

Corporate Bonds

From Moody’s Investors Services, Inc. (“Moody’s”) description of its bond ratings:

“Aaa”: Bonds which are rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa”: Bonds which are rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in “Aaa” securities.

“A”: Bonds which are rated “A” possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

“Baa”: Bonds which are rated “Baa” are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured.) Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba”: Bonds which are rated “Ba” are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

“B”: Bonds which are rated “B” generally lack characteristics of the desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

“Caa”: Bonds which are rated “Caa” are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from “Aa” through “Caa”. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

52

From Standard & Poor’s Corporation (“S&P”) description of its bond ratings:

“AAA”: An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA”: An obligation rated “AA” differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A”: An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB”: An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B” and “CCC”: Obligations rated “BB,” “B” and “CCC” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “CCC” the higher. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB”: An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B”: An obligation rated “B” is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC”: An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

From Fitch Ratings, Inc. (“Fitch”) description of its bond ratings:

“AAA”: Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA”: Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

53

“A”: High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB”: Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

“BB”: Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as a result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B”: Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C”: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

“+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.

Commercial Paper

The following Moody’s designations indicate the relative repayment ability of rated issuers:

“Prime-1” or “P-1”: Issuers rated “Prime-1” (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. “Prime-1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

“Prime-2” or “P-2”: Issuers rated “Prime-2” (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of “Prime-1” rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days.

“A-1”: This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

54

“A-2”: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

A Fitch short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

“F1”: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2”: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

55

PART C

OTHER INFORMATION

Item 23.	Exhibits

(a)(i)	Certificate of Trust of the Registrant is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed with the Commission on February 3, 2003.

(a)(ii)	Declaration of Trust of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 25, 2003.

(a)(iii)	Amended Schedule A dated August 14, 2007 is incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement filed on September 4, 2007.

(b)	Amended and Restated By-Laws of the Registrant dated May 16, 2006, are incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on September 1, 2006.

(c)	Not Applicable.

(d)(i)	Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 15, 2007.

(d)(ii)	Investment Sub-Advisory Agreement dated December 29, 2006, between Registrant, Munder Capital Management and World Asset Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 15, 2007.

(d)(iii)	Amendment No. 1 dated August 14, 2007 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 30, 2007.

(d)(iv)	Amendment No. 2 dated August 15, 2007 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 30, 2007.

(e)(i)	Distribution Agreement dated August 1, 2007, by and among Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and Funds Distributor, Inc. is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 30, 2007.

1

(e)(ii)	Amendment No. 1 dated August 14, 2007 to the Distribution Agreement dated August 14, 2007, by and among Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and Funds Distributor, Inc. is filed herein.

(f)	Not Applicable.

(g)(i)	Master Custodian Agreement dated September 26, 2001, by and among The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 10, 2003.

(g)(ii)	Amendment No. 1 dated June 1, 2002 to Master Custodian Agreement, by and among The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 10, 2003.

(g)(iii)	Amendment No. 2 dated April 30, 2003 to Master Custodian Agreement, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 26, 2003.

(g)(iv)	Amendment No. 3 dated June 13, 2003 to Master Custodian Agreement, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 25, 2003.

(g)(v)	Amendment No. 4 dated October 30, 2003 to Master Custodian Agreement, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 28, 2004.

(g)(vi)	Amendment No. 5 dated February 25, 2005 to Master Custodian Agreement, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on September 1, 2005.

(g)(vii)	Amendment No. 6 dated May 17, 2005 to Master Custodian Agreement, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on September 1, 2005.

2

(g)(viii)	Amendment No. 7 dated August 15, 2005 to Master Custodian Agreement, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2005.

(g)(ix)	Amendment No. 8 dated April 17, 2006 to Master Custodian Agreement, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 15, 2007.

(g)(ix)	Amendment No. 9 dated August 14, 2007 to Master Custodian Agreement, by and among the Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 1, 2007.

(g)(x)	Amendment No. 10 dated September 28, 2007 to Master Custodian Agreement by and among the Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is filed herein.

(h)(i)	Combined Administration Agreement dated October 30, 2003 and Schedule A dated August 10, 2004, by and among Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust), Munder @Vantage Fund and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2004.

(h)(ii)	Combined Transfer Agency and Registrar Agreement dated June 13, 2003, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust), The Munder @Vantage Fund and PFPC, Inc. is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 25, 2003.

(h)(iii)	Amendment dated June 30, 2003 to the Combined Transfer Agency and Registrar Agreement by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust), The Munder @Vantage Fund and PFPC, Inc. is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 25, 2003.

(h)(iv)	Amended Schedule C dated October 1, 2003 to the Combined Transfer Agency and Registrar Agreement by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust), The Munder @Vantage Fund and PFPC, Inc. is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 28, 2004.

(h)(v)	Amendment dated October 1, 2004 to the Combined Transfer Agency and Registrar Agreement by and among the Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust), The Munder @Vantage Fund and PFPC, Inc. is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2004.

3

(h)(vi)	Amended Schedule D dated July 1, 2004 to the Combined Transfer Agency and Registrar Agreement by and among the Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust), The Munder @Vantage Fund and PFPC, Inc. is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on February 28, 2005.

(h)(vii)	Amendment dated October 1, 2004 to the Combined Transfer Agency and Registrar Agreement by and among the Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust), The Munder @Vantage Fund and PFPC, Inc. is incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on July 16, 2007.

(h)(viii)	Amendment dated February 25, 2005 to the Combined Transfer Agency and Registrar Agreement by and among the Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust), The Munder @Vantage Fund and PFPC, Inc. is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on September 1, 2005.

(h)(ix)	Amended Schedule A dated April 17, 2006 to the Combined Administration Agreement dated October 30, 2003, by and among Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust), Munder @Vantage Fund and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 15, 2007.

(h)(x)	Amended Exhibit 1 dated April 17, 2006 to the Combined Transfer Agency and Registrar Agreement by and among the Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust), The Munder @Vantage Fund and PFPC, Inc. is incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 15, 2007.

(h)(xi)	Amendment dated June 16, 2006 to the Combined Transfer Agency and Registrar Agreement by and among the Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust), The Munder @Vantage Fund and PFPC, Inc. is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on September 1, 2006.

(h)(xii)	Amended Schedule D dated July 1, 2006 to the Amendment to the Combined Transfer Agency and Registrar Agreement by and among the Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust), The Munder @Vantage Fund and PFPC, Inc. is incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 15, 2007.

(h)(xiii)	Amended Schedule A dated November 14, 2006 to the Combined Administration Agreement dated October 30, 2003, by and among Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust), Munder @Vantage Fund and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 20, 2007.

4

(h)(xiv)	Amendment dated July 10, 2007 to the Combined Transfer Agency and Registrar Agreement by and among the Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust), The Munder @Vantage Fund and PFPC, Inc. is incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on July 16, 2007.

(h)(xv)	Amended Schedule A dated August 14, 2007 to the Combined Administration Agreement dated October 30, 2003, by and among Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust), Munder @Vantage Fund and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 1, 2007.

(h)(xvi)	Expense Limitation Agreement by and between the Registrant and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 1, 2007.

(h)(xvii)	Fee Waiver and Expense Payment Reimbursement Agreement by and between the Registrant and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 1, 2007.

(h)(xviii)	Amended Exhibit 1 dated August 14, 2007 to the combined Transfer Agency and Registrar Agreement by and among the Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust), The Munder @Vantage Fund and PFPC, Inc. is filed herein.

(i)(i)	Opinion and Consent of Counsel is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed with the Commission on February 4, 2003.

(i)(ii)	Opinion and Consent of Counsel is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2003.

(i)(iii)	Opinion and Consent of Counsel with respect to the Munder Small-Mid Cap Fund is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 28, 2005.

(i)(iv)	Opinion and Consent of Counsel incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 14, 2007.

(i)(iv)	Opinion and Consent of Counsel incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 15, 2007.

(i)(v)	Opinion and Consent of Counsel is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 30, 2007.

(i)(v)	Opinion and Consent of Counsel is incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement filed on September 4, 2007.

5

(i)(vi)	Opinion and Consent of Counsel is incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 1, 2007.

(j)	Consent of Ernst & Young LLP is filed herein.

(k)	Not Applicable.

(l)	Initial Subscription Agreement is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 10, 2003.

(m)(i)	Combined Distribution and Service Plan dated August 14, 2007 is incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 1, 2007.

(n)	Amended and Restated Multi-Class Plan dated August 14, 2007 is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 30, 2007.

(p)	Code of Ethics of The Munder Funds and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 20, 2007.

(q)(i)	Powers of Attorney are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 10, 2003.

(q)(ii)	Power of Attorney is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2004.

(q)(iii)	Power of Attorney is incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 29, 2005.

Item 24.	Persons Controlled by or under Common Control with Registrant

Not Applicable.

Item 25.	Indemnification

Indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 1.11 of the Distribution Agreement filed as Exhibit (e) to the Registrant’s Registration Statement. Indemnification of Registrant’s Custodian is provided for, respectively, in Section 14 of the Master Custodian Agreement filed as Exhibit (g) to the Registrant’s Registration Statement. Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions.

6

In addition, Section 3 of Article VII of the Registrant’s Declaration of Trust filed as Exhibit (a)(ii) to the Registrant’s Registration Statement provides that, subject to certain exceptions and limitations contained in the Declaration of Trust, each Trustee or officer of the Registrant (“Covered Person”) shall be indemnified by the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with the defense of any proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof. No indemnification shall be provided hereunder to a Covered Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Registrant.

The Registrant’s financial obligations arising from the indemnification provided herein or in the By-Laws may be insured by policies maintained by the Registrant, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person as to acts or omissions as a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Registrant’s personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

Expenses in connection with the defense of any proceeding of the character described in paragraph (a) of Section 3 may be advanced by the Registrant (or its series) from time to time prior to final disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Registrant (or series) if it is ultimately determined that he is not entitled to indemnification under Section 3; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Registrant is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither “interested persons” of the Registrant nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 3.

Section 2 of Article VII of the Registrant’s By-Laws filed as Exhibit (b) to the Registrant’s Registration Statement further provides that, with respect to indemnification of the Trustees and officers, the Registrant shall, subject to certain exceptions and limitations, indemnify its Trustees and officers to the fullest extent consistent with state law and the 1940 Act. Without limitation of the foregoing, the Registrant shall indemnify each person who was or is a party or is threatened to be made a party to any proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Trustee or officer of the Registrant, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The Registrant may, to the fullest extent consistent with law, indemnify each person who is serving or has served at the request of the Registrant as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, against judgments, fines, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The indemnification and other rights provided by Article VII shall continue as to a person who has ceased to be a Trustee or officer of the Registrant.

7

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended (“1940 Act”), and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

Section 7 of Article III of the Registrant’s Declaration of Trust, filed as Exhibit (a)(ii) to the Registrant’s Registration Statement, also provides for the indemnification of shareholders of the Registrant. Section 7 states as follows:

If any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of a claim or demand relating to such Person being or having been a Shareholder, and not because of such Person’s acts or omissions, the Shareholder or former Shareholder (or such Person’s heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such claim or demand, but only out of the assets held with respect to the particular Series of Shares of which such Person is or was a Shareholder and from or in relation to which such liability arose. The Trust, on behalf of the applicable Series, may, at its option, assume the defense of any such claim made against such Shareholder. Neither the Trust nor the applicable Series shall be responsible for satisfying any obligation arising from such a claim that has been settled by the Shareholder without the prior written notice to, and consent of, the Trust.

Item 26.	Business and Other Connections of Investment Advisors

(a) Munder Capital Management is a Delaware general partnership. The partners of Munder Capital Management are Munder Capital Holdings, LLC, which owns approximately 99.5% of Munder Capital Management, and Munder Capital Holdings II, LLC, which owns approximately 0.5% of Munder Capital Management. As of June 30, 2007, the ownership of Munder Capital Management was as follows: Munder Capital employees hold partnership units representing 20.3% of the firm’s value with an opportunity to increase their interest to over 30% (or approximately 35% of the outstanding voting power) within the next five years; Crestview Partners GP, L.P. and its affiliates hold units representing 67.1% of the firm’s value; and other minority interest investors hold units holding 12.6% of the value.

Executive Officers of Munder Capital Management include:

John S. Adams, Chief Executive Officer and Chief Investment Officer, who also serves as President and Chief Investment Officer of Pierce Street Advisors, LLC, President and Principal Executive Officer of the Munder Funds and is a Registered Representative for Funds Distributor, Inc., an affiliate of Foreside Financial Group, LLC;

Tony Y. Dong, Vice Chairman and Senior Portfolio Manager;

8

Peter K. Hoglund, Managing Director, Chief Administrative Officer, who also serves as Chief Administrative Officer of Pierce Street Advisors, LLC and Vice President and Principal Financial Officer of The Munder Funds;

Sharon E. Fayolle, Managing Director, Cash Management, who is also a Registered Representative for Funds Distributor, Inc., an affiliate of Foreside Financial Group, LLC;

James V. FitzGerald, Managing Director of Distribution & Chief Marketing Officer, who is also a Registered Representative for Funds Distributor, Inc., an affiliate of Foreside Financial Group, LLC;

Anne K. Kennedy, Managing Director, Institutional Investment Services, who is also a Registered Representative for Funds Distributor, Inc., an affiliate of Foreside Financial Group, LLC;

Beth A. Obear, Managing Director, Human Resources;

Peter G. Root, Managing Director and Chief Investment Officer, Fixed Income, who is also a Registered Representative for Funds Distributor, Inc., an affiliate of Foreside Financial Group, LLC;

Stephen J. Shenkenberg, Managing Director, General Counsel and Chief Compliance Officer, who also serves as General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer of The Munder Funds and is a Registered Representative for Funds Distributor, Inc., an affiliate of Foreside Financial Group, LLC.

For further information relating to the Advisor’s officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 - SEC File No. 801-43894.

Item 27.	Principal Underwriters

(a) Funds Distributor, Inc. (“FDI” or the “Distributor”), is located at 100 Summer Street, 15th Floor, Boston, Massachusetts 02110. FDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. FDI is an indirectly wholly-owned subsidiary of Foreside Financial Group, LLC, located at Two Portland Square, Portland, Maine 04101. FDI acts as principal underwriter of the following investment companies other than the Registrant: GMO Trust, Merrimac Series, Munder Series Trust II (fka The Munder Framlington Funds Trust) and TD Waterhouse Family of Funds, Inc.

(b)

Name and Principal Business Address	Position and Offices with Funds Distributor, Inc.	Position and Offices with Registrant
Brian K. Bey	President and Director	None
Elliot Dobin	Secretary	None
James E. (Ed) Pike	Financial and Operations Principal	None

(c) Not Applicable

Item 28.	Location of Accounts and Records

(a) Munder Capital Management, 480 Pierce Street or 255 East Brown Street, Birmingham, Michigan 48009 (records relating to its functions as investment advisor and administrator);

9

(b) Funds Distributor, Inc., 100 Summer Street, Suite 1500, Boston, Massachusetts 02110 (records relating to its functions as distributor);

(c) PFPC Inc., 101 Federal Street, Boston, Massachusetts 02110 or 4400 Computer Drive, Westborough, Massachusetts 01581 (records relating to its functions as transfer agent); and

(d) State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111 (records relating to its functions as custodian and sub-administrator).

Item 29.	Management Services

Not Applicable

Item 30.	Undertakings

Not Applicable

10

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 26 to the Registration Statement meets all the requirements for effectiveness of this registration statement pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 26 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham and The State of Michigan, on the 26th day of October, 2007.

MUNDER SERIES TRUST

/s/ John S. Adams
By:	John S. Adams

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities on the date(s) indicated.

Signatures	Title	Date

*/s/ David J. Brophy David J. Brophy	Trustee	October 26, 2007

*/s/ Joseph E. Champagne Joseph E. Champagne	Trustee	October 26, 2007

*/s/ Thomas D. Eckert Thomas D. Eckert	Trustee	October 26, 2007

*/s/ John Engler John Engler	Trustee	October 26, 2007

*/s/ Michael T. Monahan Michael T. Monahan	Trustee	October 26, 2007

*/s/ Arthur T. Porter Arthur T. Porter	Trustee	October 26, 2007

*/s/ John Rakolta, Jr. John Rakolta, Jr.	Trustee	October 26, 2007

*/s/ Lisa A. Payne Lisa A. Payne	Trustee	October 26, 2007

/s/ John S. Adams John S. Adams	President (Principal Executive Officer)	October 26, 2007

/s/ Peter K. Hoglund Peter K. Hoglund	Vice President (Principal Financial Officer)	October 26, 2007

/s/ Cherie N. Ugorowski Cherie N. Ugorowski	Treasurer (Principal Accounting Officer)	October 26, 2007

* By:	/s/ Stephen J. Shenkenberg
Stephen J. Shenkenberg as Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Document
(j)	Consent of Ernst & Young LLP

(e)(ii)	Amendment No. 1 dated August 14, 2007 to the Distribution Agreement dated August 1, 2007 by and among Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and Funds Distributor, Inc.

(g)(x)	Amendment No. 10 dated September 28, 2007 to Master Custodian Agreement by and among the Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company

(h)(xviii)	Amended Exhibit 1 dated August 14, 2007 to the Combined Transfer Agency and Registrar Agreement by and among the Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust), The Munder @Vantage Fund and PFPC, Inc.